UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2021

Date of reporting period:	06/30/2021

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2021

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2021, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Cohen & Steers Realty Portfolio

AST Emerging Markets Equity Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Large-Cap Core Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio

AST Mid-Cap Value Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Wellington Management Hedged Equity Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2021

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST Cohen & Steers Realty Portfolio	A2
	AST Emerging Markets Equity Portfolio	A5
	AST Goldman Sachs Small-Cap Value Portfolio	A33
	AST Hotchkis & Wiley Large-Cap Value Portfolio	A40
	AST International Growth Portfolio	A45
	AST International Value Portfolio	A51
	AST J.P. Morgan International Equity Portfolio	A58
	AST Jennison Large-Cap Growth Portfolio	A63
	AST Large-Cap Core Portfolio	A67
	AST Loomis Sayles Large-Cap Growth Portfolio	A76
	AST MFS Global Equity Portfolio	A80
	AST MFS Growth Portfolio	A84
	AST MFS Large-Cap Value Portfolio	A89
	AST Mid-Cap Growth Portfolio	A94
	AST Mid-Cap Value Portfolio	A101
	AST Small-Cap Growth Portfolio	A108
	AST Small-Cap Growth Opportunities Portfolio	A115
	AST Small-Cap Value Portfolio	A122
	AST T. Rowe Price Large-Cap Growth Portfolio	A134
	AST T. Rowe Price Large-Cap Value Portfolio	A138
	AST T. Rowe Price Natural Resources Portfolio	A143
	AST Wellington Management Hedged Equity Portfolio	A150

Section B	Notes to Financial Statements

Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2021

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2021

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2021

AST Cohen & Steers Realty
Ten Largest Holdings	Real Estate Sectors	% of Net Assets
American Tower Corp.	Specialized REITs	10.5%
Public Storage	Specialized REITs	7.6%
Simon Property Group, Inc.	Retail REITs	6.1%
Duke Realty Corp.	Industrial REITs	5.2%
Healthpeak Properties, Inc.	Health Care REITs	5.1%
Equinix, Inc.	Specialized REITs	4.6%
SBA Communications Corp.	Specialized REITs	4.3%
UDR, Inc.	Residential REITs	4.3%
Extra Space Storage, Inc.	Specialized REITs	3.8%
Weyerhaeuser Co.	Specialized REITs	3.5%

AST Emerging Markets Equity
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	6.6%
Taiwan Semiconductor	Semiconductors & Semiconductor
Manufacturing Co. Ltd.	Equipment	Taiwan	5.0%
Taiwan Semiconductor	Semiconductors & Semiconductor
Manufacturing Co. Ltd., ADR	Equipment	Taiwan	3.4%
Tencent Holdings Ltd.	Interactive Media & Services	China	2.6%
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	2.1%
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	South Korea	1.7%
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	Insurance	China	1.5%
Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	China	1.4%
Infosys Ltd., ADR	IT Services	India	1.4%
Tata Consultancy Services Ltd.	IT Services	India	1.3%

AST Goldman Sachs Small-Cap Value
Ten Largest Holdings	Line of Business	% of Net Assets
Avient Corp.	Chemicals	1.3%
Rexnord Corp.	Machinery	1.1%
Adient PLC	Auto Components	1.0%
KBR, Inc.	Professional Services	0.9%
Tenet Healthcare Corp.	Health Care Providers & Services	0.9%
WESCO International, Inc.	Trading Companies & Distributors	0.9%
PennyMac Mortgage Investment Trust	Mortgage Real Estate Investment Trusts (REITs)	0.9%
Resideo Technologies, Inc.	Building Products	0.9%
Healthcare Realty Trust, Inc.	Equity Real Estate Investment Trusts (REITs)	0.8%
Pebblebrook Hotel Trust	Equity Real Estate Investment Trusts (REITs)	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST Hotchkis & Wiley Large-Cap Value
Ten Largest Holdings	Line of Business	% of Net Assets
Wells Fargo & Co.	Banks	5.2%
American International Group, Inc.	Insurance	4.9%
Citigroup, Inc.	Banks	4.7%
General Electric Co.	Industrial Conglomerates	4.5%
Anthem, Inc.	Health Care Providers & Services	3.6%
General Motors Co.	Automobiles	3.2%
Magna International, Inc. (Canada)	Auto Components	2.6%
Marathon Oil Corp.	Oil, Gas & Consumable Fuels	2.6%
CNH Industrial NV (United Kingdom)	Machinery	2.4%
F5 Networks, Inc.	Communications Equipment	2.3%

AST International Growth
Ten Largest Holdings	Line of Business	Country	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.8%
Adyen NV, 144A	IT Services	Netherlands	2.7%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	2.2%
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Argentina	2.1%
Sea Ltd., ADR	Entertainment	Taiwan	2.1%
Straumann Holding AG	Health Care Equipment & Supplies	Switzerland	1.8%
Techtronic Industries Co. Ltd.	Machinery	Hong Kong	1.8%
Shopify, Inc. (Class A Stock)	IT Services	Canada	1.7%
Wuxi Biologics Cayman, Inc., 144A	Life Sciences Tools & Services	China	1.7%
L’Oreal SA	Personal Products	France	1.6%

AST International Value
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Sanofi	Pharmaceuticals	France	1.9%
Novartis AG	Pharmaceuticals	Switzerland	1.5%
Hitachi Ltd.	Industrial Conglomerates	Japan	1.4%
Roche Holding AG	Pharmaceuticals	Switzerland	1.3%
GlaxoSmithKline PLC	Pharmaceuticals	United Kingdom	1.2%
Enel SpA	Electric Utilities	Italy	1.1%
Medtronic PLC	Health Care Equipment & Supplies	United States	1.0%
Anglo American PLC	Metals & Mining	South Africa	1.0%
RELX PLC	Professional Services	United Kingdom	1.0%
UBS Group AG	Capital Markets	Switzerland	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST J.P. Morgan International Equity
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Nestle SA	Food Products	Switzerland	3.0%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	2.7%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.4%
Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	2.1%
AIA Group Ltd.	Insurance	Hong Kong	2.0%
TotalEnergies SE	Oil, Gas & Consumable Fuels	France	1.9%
Keyence Corp.	Electronic Equipment, Instruments & Components	Japan	1.9%
Diageo PLC	Beverages	United Kingdom	1.9%
Sony Group Corp.	Household Durables	Japan	1.7%
Adidas AG	Textiles, Apparel & Luxury Goods	Germany	1.6%

AST Jennison Large-Cap Growth
Ten Largest Holdings	Line of Business	% of Net Assets
Amazon.com, Inc.	Internet & Direct Marketing Retail	7.1%
Tesla, Inc.	Automobiles	4.8%
Shopify, Inc. (Canada) (Class A Stock)	IT Services	4.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.6%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	4.4%
Microsoft Corp.	Software	4.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.9%
Adobe, Inc.	Software	3.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.9%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.8%

AST Large-Cap Core
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	6.2%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	4.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.2%
Mastercard, Inc. (Class A Stock)	IT Services	1.7%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.5%
Johnson & Johnson	Pharmaceuticals	1.4%
J.P. Morgan Chase & Co.	Banks	1.3%
Adobe, Inc.	Software	1.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST Loomis Sayles Large-Cap Growth
Ten Largest Holdings	Line of Business	% of Net Assets
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.8%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	6.6%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	6.3%
Visa, Inc. (Class A Stock)	IT Services	5.6%
Boeing Co. (The)	Aerospace & Defense	4.4%
Autodesk, Inc.	Software	4.4%
Microsoft Corp.	Software	4.2%
Deere & Co.	Machinery	4.1%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	4.0%
Oracle Corp.	Software	3.9%

AST MFS Global Equity
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Comcast Corp. (Class A Stock)	Media	United States	3.4%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	3.2%
Visa, Inc. (Class A Stock)	IT Services	United States	3.0%
Medtronic PLC	Health Care Equipment & Supplies	United States	2.8%
Schneider Electric SE	Electrical Equipment	United States	2.8%
Roche Holding AG	Pharmaceuticals	Switzerland	2.5%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.4%
Accenture PLC (Class A Stock)	IT Services	United States	2.4%
Diageo PLC	Beverages	United Kingdom	2.4%
Nestle SA	Food Products	Switzerland	2.4%

AST MFS Growth
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	10.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	8.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	5.4%
Adobe, Inc.	Software	4.3%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.9%
Mastercard, Inc. (Class A Stock)	IT Services	3.2%
PayPal Holdings, Inc.	IT Services	2.8%
Visa, Inc. (Class A Stock)	IT Services	2.8%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST MFS Large-Cap Value
Ten Largest Holdings	Line of Business	% of Net Assets
J.P. Morgan Chase & Co.	Banks	4.4%
Johnson & Johnson	Pharmaceuticals	3.5%
Comcast Corp. (Class A Stock)	Media	3.2%
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	2.6%
Honeywell International, Inc.	Industrial Conglomerates	2.6%
Accenture PLC (Class A Stock)	IT Services	2.5%
Medtronic PLC	Health Care Equipment & Supplies	2.5%
Aon PLC (Class A Stock)	Insurance	2.3%
Cigna Corp.	Health Care Providers & Services	2.1%
Duke Energy Corp.	Electric Utilities	2.0%

AST Mid-Cap Growth
Ten Largest Holdings	Line of Business	% of Net Assets
MSCI, Inc.	Capital Markets	2.3%
Charles River Laboratories International, Inc.	Life Sciences Tools & Services	2.2%
West Pharmaceutical Services, Inc.	Health Care Equipment & Supplies	2.1%
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	1.9%
Match Group, Inc.	Interactive Media & Services	1.9%
Pool Corp.	Distributors	1.8%
RingCentral, Inc. (Class A Stock)	Software	1.8%
Wix.com Ltd. (Israel)	IT Services	1.8%
Synopsys, Inc.	Software	1.7%
Entegris, Inc.	Semiconductors & Semiconductor Equipment	1.6%

AST Mid-Cap Value
Ten Largest Holdings	Line of Business	% of Net Assets
Vanguard Mid-Cap Value ETF	Exchange-Traded Funds	2.0%
Zions Bancorp NA	Banks	1.7%
Leidos Holdings, Inc.	Professional Services	1.3%
Alleghany Corp.	Insurance	1.2%
Assurant, Inc.	Insurance	1.2%
Middleby Corp. (The)	Machinery	1.0%
iShares Russell Mid-Cap Value ETF	Exchange-Traded Funds	1.0%
Celanese Corp.	Chemicals	1.0%
Eastman Chemical Co.	Chemicals	0.9%
Molina Healthcare, Inc.	Health Care Providers & Services	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST Small-Cap Growth
Ten Largest Holdings	Line of Business	% of Net Assets
Chart Industries, Inc.	Machinery	1.9%
Rapid7, Inc.	Software	1.7%
Chegg, Inc.	Diversified Consumer Services	1.5%
AtriCure, Inc.	Health Care Equipment & Supplies	1.5%
Churchill Downs, Inc.	Hotels, Restaurants & Leisure	1.4%
Generac Holdings, Inc.	Electrical Equipment	1.4%
National Vision Holdings, Inc.	Specialty Retail	1.4%
NeoGenomics, Inc.	Life Sciences Tools & Services	1.3%
Freshpet, Inc.	Food Products	1.2%
STAAR Surgical Co.	Health Care Equipment & Supplies	1.2%

AST Small-Cap Growth Opportunities
Ten Largest Holdings	Line of Business	% of Net Assets
Lattice Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1.5%
Omnicell, Inc.	Health Care Technology	1.4%
Varonis Systems, Inc.	Software	1.4%
Fox Factory Holding Corp.	Auto Components	1.4%
Freshpet, Inc.	Food Products	1.3%
Wingstop, Inc.	Hotels, Restaurants & Leisure	1.2%
Bandwidth, Inc. (Class A Stock)	Diversified Telecommunication Services	1.1%
LHC Group, Inc.	Health Care Providers & Services	1.1%
Avaya Holdings Corp.	Software	1.0%
Cardlytics, Inc.	Media	1.0%

AST Small-Cap Value
Ten Largest Holdings	Line of Business	% of Net Assets
Portland General Electric Co.	Electric Utilities	1.1%
Spire, Inc.	Gas Utilities	1.0%
Korn Ferry	Professional Services	1.0%
Pinnacle Financial Partners, Inc.	Banks	1.0%
TEGNA, Inc.	Media	0.9%
Goodyear Tire & Rubber Co. (The)	Auto Components	0.9%
BankUnited, Inc.	Banks	0.8%
Western Alliance Bancorp	Banks	0.8%
Umpqua Holdings Corp.	Banks	0.8%
PDC Energy, Inc.	Oil, Gas & Consumable Fuels	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST T. Rowe Price Large-Cap Growth
Ten Largest Holdings	Line of Business	% of Net Assets
Amazon.com, Inc.	Internet & Direct Marketing Retail	8.4%
Microsoft Corp.	Software	7.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	6.5%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	6.5%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.2%
Visa, Inc. (Class A Stock)	IT Services	3.8%
Intuit, Inc.	Software	3.1%
Global Payments, Inc.	IT Services	3.0%
salesforce.com, Inc.	Software	2.8%
Snap, Inc. (Class A Stock)	Interactive Media & Services	2.8%

AST T. Rowe Price Large-Cap Value
Ten Largest Holdings	Line of Business	% of Net Assets
Wells Fargo & Co.	Banks	3.6%
General Electric Co.	Industrial Conglomerates	3.5%
United Parcel Service, Inc. (Class B Stock)	Air Freight & Logistics	2.9%
American International Group, Inc.	Insurance	2.4%
International Paper Co.	Containers & Packaging	2.4%
Microsoft Corp.	Software	2.3%
Southern Co. (The)	Electric Utilities	2.3%
Morgan Stanley	Capital Markets	2.3%
TotalEnergies SE (France), ADR	Oil, Gas & Consumable Fuels	2.2%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	2.1%

AST T. Rowe Price Natural Resources
Ten Largest Holdings	Line of Business	Country	% of Net Assets
TotalEnergies SE	Integrated Oil & Gas	France	3.5%
ConocoPhillips	Oil & Gas Exploration & Production	United States	3.3%
Linde PLC	Industrial Gases	United Kingdom	3.0%
EOG Resources, Inc.	Oil & Gas Exploration & Production	United States	2.4%
Sherwin-Williams Co. (The)	Specialty Chemicals	United States	2.4%
Boliden AB	Diversified Metals & Mining	Sweden	2.3%
BHP Group Ltd.	Diversified Metals & Mining	Australia	2.0%
Packaging Corp. of America	Paper Packaging	United States	2.0%
Equinor ASA	Integrated Oil & Gas	Norway	2.0%
Chevron Corp.	Integrated Oil & Gas	United States	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST Wellington Management Hedged Equity
Ten Largest Holdings	Line of Business	% of Net Assets
UnitedHealth Group, Inc.	Health Care Providers & Services	2.0%
Johnson & Johnson	Pharmaceuticals	1.8%
Chubb Ltd.	Insurance	1.5%
Marsh & McLennan Cos., Inc.	Insurance	1.3%
TJX Cos., Inc. (The)	Specialty Retail	1.3%
American Express Co.	Consumer Finance	1.2%
Medtronic PLC	Health Care Equipment & Supplies	1.2%
Diageo PLC (United Kingdom)	Beverages	1.1%
Colgate-Palmolive Co.	Household Products	1.1%
Northrop Grumman Corp.	Aerospace & Defense	1.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2021

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Cohen & Steers Realty	Actual	$1,000.00	$1,216.40	1.10%	$6.05
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST Emerging Markets Equity	Actual	$1,000.00	$1,081.00	1.28%	$6.60
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

AST Goldman Sachs Small-Cap Value	Actual	$1,000.00	$1,199.70	1.03%	$5.62
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

AST Hotchkis & Wiley Large-Cap Value	Actual	$1,000.00	$1,246.00	0.81%	$4.51
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

AST International Growth	Actual	$1,000.00	$1,087.50	1.07%	$5.54
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

AST International Value	Actual	$1,000.00	$1,081.10	1.09%	$5.62
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

AST J.P. Morgan International Equity	Actual	$1,000.00	$1,065.60	0.99%	$5.07
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST Jennison Large-Cap Growth	Actual	$1,000.00	$1,101.40	0.98%	$5.11
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

AST Large-Cap Core	Actual	$1,000.00	$1,158.60	0.80%	$4.28
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2021

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Loomis Sayles Large-Cap Growth	Actual	$1,000.00	$1,136.90	0.91%	$4.82
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST MFS Global Equity	Actual	$1,000.00	$1,116.20	1.10%	$5.77
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST MFS Growth	Actual	$1,000.00	$1,129.80	0.96%	$5.07
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

AST MFS Large-Cap Value	Actual	$1,000.00	$1,146.70	0.92%	$4.90
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST Mid-Cap Growth	Actual	$1,000.00	$1,059.40	1.05%	$5.36
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST Mid-Cap Value	Actual	$1,000.00	$1,227.90	0.98%	$5.41
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

AST Small-Cap Growth	Actual	$1,000.00	$1,070.90	0.99%	$5.08
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST Small-Cap Growth Opportunities	Actual	$1,000.00	$1,032.50	1.05%	$5.29
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST Small-Cap Value	Actual	$1,000.00	$1,253.60	1.07%	$5.98
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

AST T. Rowe Price Large-Cap Growth	Actual	$1,000.00	$1,128.30	0.88%	$4.64
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

AST T. Rowe Price Large-Cap Value	Actual	$1,000.00	$1,179.20	0.81%	$4.38
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

AST T. Rowe Price Natural Resources	Actual	$1,000.00	$1,152.60	1.00%	$5.34
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST Wellington Management Hedged Equity	Actual	$1,000.00	$1,074.80	1.05%	$5.40
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2021, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt
AQUIS — Aquis Exchange
CVA — Certificate Van Aandelen (Bearer)
CVT — Convertible Security
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
NVDR — Non-voting Depositary Receipt
NYSE — New York Stock Exchange
OTC — Over-the-counter
PIPE — Private Investments in Public Equity
PJSC — Public Joint-Stock Company
PP — Partly Paid
PRFC — Preference Shares
REITs — Real Estate Investment Trust
RTS — Russian Trading System
S&P — Standard & Poor’s
SPACs —Special Purpose Acquisition Companies
SPDR — Standard & Poor’s Depositary Receipts
TSX — Toronto Stock Exchange
UTS — Unit Trust Security
XHKG — Hong Kong Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A1

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Casinos & Gaming — 2.3%
Boyd Gaming Corp.*	99,483	$6,117,210
Caesars Entertainment, Inc.*	52,932	5,491,695

		11,608,905

Diversified REITs — 2.9%
VEREIT, Inc.	316,724	14,547,133

Health Care REITs — 12.4%
Healthcare Trust of America, Inc. (Class A Stock)(a)	187,475	5,005,582
Healthpeak Properties, Inc.	759,296	25,276,964
Medical Properties Trust, Inc.	263,081	5,287,928
Ventas, Inc.	188,123	10,741,823
Welltower, Inc.	174,898	14,534,024

		60,846,321

Hotel & Resort REITs — 3.7%
Host Hotels & Resorts, Inc.*	839,748	14,351,293
Park Hotels & Resorts, Inc.*	181,131	3,733,110

		18,084,403

Industrial REITs — 9.6%
Americold Realty Trust	248,794	9,416,853
Duke Realty Corp.	544,050	25,760,768
Prologis, Inc.	100,231	11,980,611

		47,158,232

Office REITs — 1.3%
Highwoods Properties, Inc.	137,527	6,212,095

Real Estate Services — 1.8%
Jones Lang LaSalle, Inc.*	46,409	9,071,103

Residential REITs — 12.1%
Apartment Income REIT Corp.	238,213	11,298,443
Essex Property Trust, Inc.	53,475	16,043,035
Sun Communities, Inc.	66,050	11,320,970
UDR, Inc.(a)	430,284	21,075,310

		59,737,758

Retail REITs — 10.8%
Federal Realty Investment Trust(a)	43,624	5,111,424
Kimco Realty Corp.(a)	240,134	5,006,794
Realty Income Corp.(a)	15,319	1,022,390
Simon Property Group, Inc.	228,401	29,801,762
SITE Centers Corp.	251,649	3,789,834
Spirit Realty Capital, Inc.	175,889	8,414,530

		53,146,734

Specialized REITs — 42.4%
American Tower Corp.	190,965	51,587,285

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Crown Castle International Corp.	51,571	$10,061,502
CyrusOne, Inc.	190,589	13,630,925
Digital Realty Trust, Inc.	72,492	10,907,146
Equinix, Inc.	28,403	22,796,248
Extra Space Storage, Inc.	114,700	18,790,154
Public Storage	124,959	37,573,922
SBA Communications Corp.	66,194	21,096,028
VICI Properties, Inc.(a)	158,954	4,930,753
Weyerhaeuser Co.	498,912	17,172,551

		208,546,514

TOTAL LONG-TERM INVESTMENTS (cost $387,584,171)		488,959,198

SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	984,393	984,393
PGIM Institutional Money Market Fund (cost $28,548,589; includes $28,546,857 of cash collateral for securities on loan)(b)(wa)	28,565,022	28,547,883

TOTAL SHORT-TERM INVESTMENTS (cost $29,532,982)		29,532,276

TOTAL INVESTMENTS—105.3% (cost $417,117,153)		518,491,474
Liabilities in excess of other assets — (5.3)%		(26,167,268)

NET ASSETS — 100.0%		$492,324,206

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,813,788; cash collateral of $28,546,857 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Casinos & Gaming	$11,608,905	$—	$—
Diversified REITs	14,547,133	—	—
Health Care REITs	60,846,321	—	—
Hotel & Resort REITs	18,084,403	—	—
Industrial REITs	47,158,232	—	—
Office REITs	6,212,095	—	—
Real Estate Services	9,071,103	—	—
Residential REITs	59,737,758	—	—
Retail REITs	53,146,734	—	—
Specialized REITs	208,546,514	—	—
Short-Term Investments
Affiliated Mutual Funds	29,532,276	—	—

Total	$518,491,474	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Specialized REITs	42.4%
Health Care REITs	12.4
Residential REITs	12.1
Retail REITs	10.8
Industrial REITs	9.6
Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	6.0
Hotel & Resort REITs	3.7
Diversified REITs	2.9

Casinos & Gaming	2.3%
Real Estate Services	1.8
Office REITs	1.3

105.3
Liabilities in excess of other assets	(5.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$27,813,788	$(27,813,788)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $27,813,788:
Unaffiliated investments (cost $387,584,171)	$488,959,198
Affiliated investments (cost $29,532,982)	29,532,276
Receivable for investments sold	1,308,342
Dividends receivable	1,210,126
Receivable for Portfolio shares sold	455,395
Prepaid expenses	2,421

Total Assets	521,467,758

LIABILITIES
Payable to broker for collateral for securities on loan	28,546,857
Payable for investments purchased	214,296
Management fee payable	166,015
Accrued expenses and other liabilities	107,165
Payable for Portfolio shares purchased	88,440
Distribution fee payable	20,346
Affiliated transfer agent fee payable	433

Total Liabilities	29,143,552

NET ASSETS	$492,324,206

Net assets were comprised of:
Partners’ Equity	$492,324,206

Net asset value and redemption price per share, $492,324,206 / 28,809,395 outstanding shares of beneficial interest	$17.09

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$3,904,734
Affiliated income from securities lending, net	8,971
Affiliated dividend income	2,987

Total income	3,916,692

EXPENSES
Management fee	2,344,516
Distribution fee	709,183
Custodian and accounting fees	31,150
Audit fee	12,169
Legal fees and expenses	9,510
Trustees’ fees	7,924
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,715
Miscellaneous	15,123

Total expenses	3,135,887
Less: Fee waiver and/or expense reimbursement	(15,422)

Net expenses	3,120,465

NET INVESTMENT INCOME (LOSS)	796,227

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,272))	28,278,639
In-kind redemption	33,765,377

62,044,016

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(706))	53,546,902

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	115,590,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,387,145

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$796,227	$8,261,362
Net realized gain (loss) on investment transactions	62,044,016	(32,578,397)
Net change in unrealized appreciation (depreciation) on investments	53,546,902	(7,839,780)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,387,145	(32,156,815)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [809,353 and 16,957,675 shares, respectively]	12,380,096	205,363,482
Portfolio shares purchased [10,929,661 and 20,657,385 shares, respectively]	(183,250,256)	(242,815,559)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(170,870,160)	(37,452,077)

TOTAL INCREASE (DECREASE)	(54,483,015)	(69,608,892)
NET ASSETS:
Beginning of period	546,807,221	616,416,113

End of period	$492,324,206	$546,807,221

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS — 95.4%
Brazil — 2.0%
B3 SA - Brasil Bolsa Balcao	561,400	$1,890,597
Banco do Brasil SA	183,500	1,185,013
BB Seguridade Participacoes SA	103,849	484,189
Cia Siderurgica Nacional SA	88,800	781,271
Cosan SA	6,000	28,771
Cosan SA, ADR(a)	134,123	2,551,019
CPFL Energia SA	13,200	71,284
Notre Dame Intermedica Participacoes SA	7,000	119,768
Odontoprev SA	361,900	953,173
Petrobras Distribuidora SA	97,500	522,216
Vale SA, ADR	131,685	3,003,735

		11,591,036

Chile — 0.5%
Antofagasta PLC	105,372	2,108,452
Banco Santander Chile, ADR(a)	27,488	546,186

		2,654,638

China — 32.7%
3SBio, Inc., 144A*	820,603	1,016,166
Agricultural Bank of China Ltd. (Class H Stock)	1,530,000	532,236
Alibaba Group Holding Ltd.*	296,200	8,372,430
Alibaba Group Holding Ltd., ADR*	55,269	12,533,904
Aluminum Corp. of China Ltd. (Class H Stock)*	734,000	439,483
Anhui Conch Cement Co. Ltd. (Class A Stock)	19,100	121,188
Anhui Conch Cement Co. Ltd. (Class H Stock)	171,442	907,754
Autohome, Inc., ADR	636	40,679
Baidu, Inc., ADR*	8,354	1,703,381
Bank of Beijing Co. Ltd. (Class A Stock)	136,600	102,860
Bank of China Ltd. (Class H Stock)	4,640,000	1,667,409
Bank of Communications Co. Ltd. (Class H Stock)	106,000	71,285
Bank of Ningbo Co. Ltd. (Class A Stock)	34,600	208,538
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	91,700	108,513
BeiGene Ltd., ADR*	1,427	489,732
Beijing Enterprises Holdings Ltd.	87,652	311,530
Bilibili, Inc., ADR*(a)	3,995	486,751
BOE Technology Group Co. Ltd. (Class A Stock)	431,400	416,142
Bosideng International Holdings Ltd.	824,000	591,023
Brilliance China Automotive Holdings Ltd.	2,742,000	1,708,740
BYD Co. Ltd. (Class A Stock)	14,500	564,201
BYD Co. Ltd. (Class H Stock)	10,000	300,339
China Cinda Asset Management Co. Ltd. (Class H Stock)	904,000	172,440
China CITIC Bank Corp. Ltd. (Class H Stock)	2,648,698	1,255,678
China Construction Bank Corp. (Class H Stock)	7,150,669	5,618,592

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
China Education Group Holdings Ltd.	68,000	$151,782
China Everbright Bank Co. Ltd. (Class A Stock)*	127,100	74,263
China Everbright Bank Co. Ltd. (Class H Stock)*	2,484,000	1,014,485
China Everbright Environment Group Ltd.	623,000	353,252
China Evergrande Group	104,830	136,753
China Fortune Land Development Co. Ltd. (Class A Stock)	134,690	108,788
China Galaxy Securities Co. Ltd. (Class H Stock)	753,500	450,067
China Gas Holdings Ltd.	595,400	1,820,242
China Hongqiao Group Ltd.	583,500	791,630
China Life Insurance Co. Ltd. (Class H Stock)	764,000	1,514,907
China Medical System Holdings Ltd.	455,959	1,203,098
China Merchants Bank Co. Ltd. (Class A Stock)	31,836	266,761
China Merchants Bank Co. Ltd. (Class H Stock)	873,500	7,458,125
China Merchants Port Holdings Co. Ltd.	176,000	257,551
China Merchants Securities Co. Ltd. (Class A Stock)	120,400	353,796
China National Building Material Co. Ltd. (Class H Stock)	492,554	579,500
China Pacific Insurance Group Co. Ltd. (Class A Stock)	21,600	96,621
China Pacific Insurance Group Co. Ltd. (Class H Stock)	987,600	3,104,433
China Petroleum & Chemical Corp. (Class H Stock)	3,216,000	1,631,383
China Railway Group Ltd. (Class H Stock)	217,000	113,508
China Resources Cement Holdings Ltd.	1,395,447	1,326,762
China Resources Land Ltd.	574,144	2,319,992
China Resources Pharmaceutical Group Ltd., 144A	736,441	460,284
China Shenhua Energy Co. Ltd. (Class H Stock)	168,500	331,023
China Taiping Insurance Holdings Co. Ltd.	336,600	560,856
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	8,893	412,232
China Traditional Chinese Medicine Holdings Co. Ltd.	310,000	212,658
China Vanke Co. Ltd. (Class A Stock)	26,100	96,085
China Vanke Co. Ltd. (Class H Stock)	84,084	263,295
China Yuhua Education Corp. Ltd., 144A	568,000	515,406
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	370,000	146,363
CITIC Ltd.	2,504,187	2,697,009
CITIC Securities Co. Ltd. (Class A Stock)	73,000	281,364
Contemporary Amperex Technology Co. Ltd. (Class A Stock)*	39,100	3,236,564

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	1,059,000	$2,675,660
Country Garden Holdings Co. Ltd.	313,042	350,433
CSPC Pharmaceutical Group Ltd.	792,480	1,146,387
Dali Foods Group Co. Ltd., 144A	119,291	71,187
Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,304,000	1,174,082
Far East Horizon Ltd.	259,000	271,937
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	14,459	288,365
Fuyao Glass Industry Group Co. Ltd. (Class A Stock)	35,761	309,123
Gaotu Techedu, Inc., ADR*(a)	2,378	35,123
GDS Holdings Ltd., ADR*	2,216	173,934
GF Securities Co. Ltd. (Class H Stock)	89,400	116,015
Guangdong Investment Ltd.	944,000	1,355,604
Guotai Junan Securities Co. Ltd. (Class A Stock)	69,300	183,706
Haier Smart Home Co. Ltd. (Class A Stock)	75,900	304,327
Haier Smart Home Co. Ltd. (Class H Stock)*	672,400	2,352,577
Haitian International Holdings Ltd.	162,000	543,997
Haitong Securities Co. Ltd. (Class A Stock)	167,900	298,196
Hengan International Group Co. Ltd.	148,500	994,024
Huatai Securities Co. Ltd. (Class A Stock)	98,900	241,600
Huatai Securities Co. Ltd. (Class H Stock), 144A*	400,600	588,519
Huayu Automotive Systems Co. Ltd. (Class A Stock)	378,019	1,534,939
Huazhu Group Ltd., ADR*	648	34,221
Industrial & Commercial Bank of China Ltd. (Class H Stock)	605,000	354,871
Industrial Bank Co. Ltd. (Class A Stock)	24,900	79,191
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	763,923	4,355,367
JD.com, Inc., ADR*	54,245	4,329,293
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	48,288	507,635
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	26,241	839,950
Joyoung Co. Ltd. (Class A Stock)*	426,809	2,142,539
JOYY, Inc., ADR	503	33,183
KE Holdings, Inc., ADR*(a)	4,554	217,135
Kingboard Holdings Ltd.	73,500	407,931
Kweichow Moutai Co. Ltd. (Class A Stock)	2,900	922,849
Lee & Man Paper Manufacturing Ltd.	101,000	76,903
Lenovo Group Ltd.	158,000	181,319
Li Ning Co. Ltd.	64,074	784,613
Longfor Group Holdings Ltd., 144A	70,674	396,923
Luxshare Precision Industry Co. Ltd. (Class A Stock)	69,928	497,356
Luzhou Laojiao Co. Ltd. (Class A Stock)	12,735	463,991
Meituan (Class B Stock), 144A*	145,722	6,017,685
Midea Group Co. Ltd. (Class A Stock)	335,648	3,704,836

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Minth Group Ltd.	346,000	$1,642,718
NARI Technology Co. Ltd. (Class A Stock)	95,520	343,501
NetEase, Inc.	169,700	3,858,062
NetEase, Inc., ADR	12,090	1,393,372
New China Life Insurance Co. Ltd. (Class A Stock)	27,900	197,535
New China Life Insurance Co. Ltd. (Class H Stock)	194,500	664,365
New Oriental Education & Technology Group, Inc., ADR*	51,840	424,570
NIO, Inc., ADR*(a)	39,601	2,106,773
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	200,000	66,763
PetroChina Co. Ltd. (Class H Stock)	904,000	442,473
PICC Property & Casualty Co. Ltd. (Class H Stock)	898,743	787,397
Pinduoduo, Inc., ADR*	12,153	1,543,674
Ping An Bank Co. Ltd. (Class A Stock)	535,600	1,873,169
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	21,600	214,658
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	865,500	8,486,605
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)*	41,300	76,793
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	4,106,000	2,765,709
Prosus NV*	47,585	4,669,912
SAIC Motor Corp. Ltd. (Class A Stock)*	119,100	404,619
Sany Heavy Industry Co. Ltd. (Class A Stock)	79,300	356,398
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	341,000	2,763,450
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	357,362	781,570
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)	412,900	298,347
Shenzhen International Holdings Ltd.	323,000	447,108
Shimao Group Holdings Ltd.	68,297	166,931
Sinopharm Group Co. Ltd. (Class H Stock)	148,000	441,746
Sinotruk Hong Kong Ltd.	615,896	1,320,558
Sunac China Holdings Ltd.*	110,318	378,682
Suning.Com Co. Ltd. (Class A Stock)^	343,600	297,104
Sunny Optical Technology Group Co. Ltd.	83,500	2,642,515
TAL Education Group, ADR*	9,864	248,869
Tencent Holdings Ltd.	204,294	15,407,313
Tencent Music Entertainment Group, ADR*	11,708	181,240
Tingyi Cayman Islands Holding Corp.	1,666,000	3,326,210
Topsports International Holdings Ltd., 144A	1,510,000	2,481,811
Trip.com Group Ltd., ADR*	12,255	434,562
Uni-President China Holdings Ltd.	79,000	87,277
Vipshop Holdings Ltd., ADR*	12,738	255,779
Want Want China Holdings Ltd.	397,000	281,172
Weichai Power Co. Ltd. (Class H Stock)	107,000	238,282

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Wuliangye Yibin Co. Ltd. (Class A Stock)*	12,949	$596,558
Wuxi Lead Intelligent Equipment Co. Ltd. (Class A Stock)	134,080	1,249,733
Xinyi Solar Holdings Ltd.	1,504,000	3,265,072
Yonghui Superstores Co. Ltd. (Class A Stock)	256,000	187,061
Yum China Holdings, Inc. (NYSE)(a)	9,211	610,229
Yum China Holdings, Inc. (XHKG)	23,100	1,505,754
Zai Lab Ltd., ADR*	2,156	381,590
Zhejiang Supor Co. Ltd. (Class A Stock)	141,800	1,395,665
Zhongsheng Group Holdings Ltd.	63,500	528,729
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	263,600	276,494
ZTO Express Cayman, Inc., ADR	8,334	252,937

		190,488,772

Greece — 0.0%
FF Group*^	6,443	1

Hong Kong — 2.3%
AIA Group Ltd.	268,400	3,343,293
Hang Seng Bank Ltd.	73,800	1,472,102
HKT Trust & HKT Ltd.	715,000	974,336
Hong Kong Exchanges & Clearing Ltd.	82,400	4,914,847
Nine Dragons Paper Holdings Ltd.	376,000	482,248
WH Group Ltd., 144A	1,055,500	948,686
Xinyi Glass Holdings Ltd.	342,000	1,397,142

		13,532,654

Hungary — 0.6%
OTP Bank Nyrt*	68,119	3,669,503

India — 6.9%
Asian Paints Ltd.	58,589	2,365,735
Aurobindo Pharma Ltd.	42,061	547,947
Cipla Ltd.*	90,582	1,188,383
Colgate-Palmolive India Ltd.	5,556	126,285
Divi’s Laboratories Ltd.*	3,112	185,161
Dr. Reddy’s Laboratories Ltd.	1,290	94,548
HCL Technologies Ltd.	30,183	400,932
HDFC Bank Ltd.	94,036	1,897,383
Hero MotoCorp Ltd.	29,108	1,140,174
ICICI Bank Ltd.*	186,213	1,586,760
Infosys Ltd., ADR(a)	376,083	7,969,199
Kotak Mahindra Bank Ltd.*	61,959	1,425,743
Marico Ltd.	61,731	441,909
Maruti Suzuki India Ltd.	20,880	2,118,088
NTPC Ltd.	636,163	1,000,720
Reliance Industries Ltd.	91,275	2,599,709
Tata Consultancy Services Ltd.	171,887	7,756,584
Tata Steel Ltd.	7,198	113,661
Tech Mahindra Ltd.	38,632	571,185
Titan Co. Ltd.	158,906	3,713,146
UltraTech Cement Ltd.	18,939	1,732,082
UPL Ltd.	50,822	543,926
Wipro Ltd.	81,285	599,022

		40,118,282

	Shares	Value

COMMON STOCKS (continued)
Indonesia — 1.8%
Astra International Tbk PT	625,100	$213,434
Bank Central Asia Tbk PT	363,600	757,022
Bank Mandiri Persero Tbk PT	741,300	302,140
Bank Rakyat Indonesia Persero Tbk PT	19,040,100	5,190,508
Perusahaan Gas Negara Tbk PT*	98,948	6,886
Telkom Indonesia Persero Tbk PT	17,146,500	3,726,119
United Tractors Tbk PT	432,889	606,417

		10,802,526

Malaysia — 0.9%
Hartalega Holdings Bhd	232,600	412,444
Kossan Rubber Industries	678,200	524,996
Malayan Banking Bhd	58,400	114,303
MISC Bhd	98,000	160,170
Petronas Gas Bhd	69,500	260,072
RHB Bank Bhd	135,700	176,939
Sime Darby Bhd	1,285,000	676,685
Supermax Corp. Bhd	202,500	160,455
Telekom Malaysia Bhd	109,800	160,731
Top Glove Corp. Bhd	2,760,600	2,765,490

		5,412,285

Mexico — 2.8%
Bolsa Mexicana de Valores SAB de CV	245,089	540,981
Cemex SAB de CV, ADR*	112,492	944,933
Grupo Bimbo SAB de CV (Class A Stock)	366,800	807,792
Grupo Financiero Banorte SAB de CV (Class O Stock)	676,967	4,359,159
Grupo Televisa SAB, ADR	27,783	396,741
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	722,735	1,283,839
Orbia Advance Corp. SAB de CV	564,900	1,476,720
Wal-Mart de Mexico SAB de CV	1,933,709	6,316,033

		16,126,198

Peru — 0.2%
Credicorp Ltd.*(a)	11,342	1,373,630
Southern Copper Corp.	1,688	108,572

		1,482,202

Philippines — 0.3%
Ayala Land, Inc.	423,088	312,184
BDO Unibank, Inc.	6,554	15,213
PLDT, Inc., ADR(a)	7,092	186,378
Puregold Price Club, Inc.	158,500	131,953
Robinsons Retail Holdings, Inc.	523,320	576,909
SM Prime Holdings, Inc.	518,804	387,538

		1,610,175

Poland — 0.2%
Cyfrowy Polsat SA	10,149	79,723
PGE Polska Grupa Energetyczna SA*	279,747	691,537
Polskie Gornictwo Naftowe i
Gazownictwo SA	124,209	217,596

		988,856

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Qatar — 0.1%
Qatar National Bank QPSC	130,909	$645,767

Russia — 4.1%
Alrosa PJSC	833,946	1,535,881
Gazprom PJSC, ADR	167,968	1,282,003
LUKOIL PJSC, ADR	46,146	4,274,516
MMC Norilsk Nickel PJSC, ADR	39,257	1,338,808
Moscow Exchange MICEX-RTS PJSC	1,339,150	3,132,774
Novatek PJSC, GDR	2,386	525,036
PhosAgro PJSC, GDR	11,903	241,904
Polyus PJSC, GDR	7,837	758,095
Rosneft Oil Co. PJSC, GDR	35,305	274,239
Sberbank of Russia PJSC	1,190,890	4,979,748
Sberbank of Russia PJSC, ADR	92,112	1,531,836
Severstal PAO, GDR	96,425	2,079,085
Surgutneftegas PJSC, ADR	39,598	197,031
TCS Group Holding PLC, GDR	20,690	1,813,942

		23,964,898

Saudi Arabia — 1.7%
Advanced Petrochemical Co.	15,715	303,237
Al Rajhi Bank	55,303	1,637,177
Alinma Bank	163,529	917,817
Arab National Bank	123,931	750,474
Bank AlBilad*	8,184	80,086
Bank Al-Jazira*	128,121	632,261
Banque Saudi Fransi	79,770	817,730
Jarir Marketing Co.	10,664	600,945
Riyad Bank	152,702	1,079,757
SABIC Agri-Nutrients Co.	3,328	106,004
Sahara International Petrochemical Co.	25,364	207,710
Saudi Arabian Oil Co., 144A	61,546	575,591
Saudi Basic Industries Corp.	21,231	689,564
Saudi Industrial Investment Group	33,441	312,356
Saudi Kayan Petrochemical Co.*	147,983	713,493
Saudi National Bank (The)	39,575	608,452
Yanbu National Petrochemical Co.	10,188	197,165

		10,229,819

South Africa — 2.6%
AVI Ltd.	210,270	1,047,004
Bid Corp. Ltd.*	46,693	1,013,006
Gold Fields Ltd., ADR	69,741	620,695
Harmony Gold Mining Co. Ltd., ADR(a)	191,734	715,168
Kumba Iron Ore Ltd.	22,224	997,141
Mr. Price Group Ltd.	58,466	863,049
MultiChoice Group	96,647	793,233
Naspers Ltd. (Class N Stock)	24,279	5,112,418
Shoprite Holdings Ltd.	13,665	148,997
Sibanye Stillwater Ltd.	411,364	1,724,419
SPAR Group Ltd. (The)	66,860	848,181
Vodacom Group Ltd.(a)	129,780	1,170,271

		15,053,582

South Korea — 15.7%
Cheil Worldwide, Inc.	23,398	523,565
CJ ENM Co. Ltd.	3,363	547,283
CJ Logistics Corp.*	4,264	672,316
Coway Co. Ltd.	14,403	1,006,185

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
DB Insurance Co. Ltd.	3,223	$156,851
Doosan Bobcat, Inc.*	7,582	323,932
Fila Holdings Corp.	14,468	748,442
Hana Financial Group, Inc.	15,245	625,544
Hankook Tire & Technology Co. Ltd.	14,766	677,618
Hanwha Corp.	25,054	707,982
Hyundai Engineering & Construction Co. Ltd.	15,885	824,675
Hyundai Glovis Co. Ltd.	4,725	878,372
Hyundai Marine & Fire Insurance Co. Ltd.	6,483	146,942
Hyundai Mobis Co. Ltd.	7,646	1,985,537
Hyundai Motor Co.	842	179,489
Industrial Bank of Korea	90,968	850,059
Kakao Corp.	7,785	1,130,019
KB Financial Group, Inc.	18,028	895,008
Kia Corp.	28,825	2,296,082
Korea Investment Holdings Co. Ltd.	2,427	222,663
LG Chem Ltd.	8,633	6,539,464
LG Corp.	3,530	321,406
LG Display Co. Ltd.*	3,465	75,702
LG Electronics, Inc.	12,918	1,881,595
LG Household & Health Care Ltd.	1,168	1,830,826
LG Innotek Co. Ltd.	1,903	378,148
Lotte Chemical Corp.	1,496	350,194
LX Holdings Corp.*	1,712	17,083
Meritz Securities Co. Ltd.	102,887	432,768
Mirae Asset Securities Co. Ltd.	28,611	240,497
NAVER Corp.	10,922	4,060,130
NCSoft Corp.	1,119	815,328
NH Investment & Securities Co. Ltd.	52,955	607,900
Pearl Abyss Corp.*	7,095	485,055
POSCO	13,911	4,314,358
Samsung Electronics Co. Ltd.	535,053	38,375,571
Samsung Fire & Marine Insurance Co. Ltd.	1,474	288,715
Samsung Life Insurance Co. Ltd.	1,979	140,562
Samsung SDI Co. Ltd.	3,881	2,416,449
Samsung SDS Co. Ltd.	1,190	195,797
Samsung Securities Co. Ltd.	4,764	190,422
Seegene, Inc.*	4,724	347,381
Shinhan Financial Group Co. Ltd.	22,209	801,943
SK Hynix, Inc.	88,263	10,027,667
SK Telecom Co. Ltd., ADR(a)	12,037	378,082
Woori Financial Group, Inc.	43,891	447,145

		91,358,752

Taiwan — 18.4%
Accton Technology Corp.	102,000	1,210,060
Acer, Inc.	358,000	378,285
Advantech Co. Ltd.	196,595	2,435,049
ASE Technology Holding Co. Ltd.	289,000	1,164,708
Asustek Computer, Inc.*	28,000	374,277
AU Optronics Corp.	456,000	373,579
Catcher Technology Co. Ltd.	155,000	1,015,407
Cathay Financial Holding Co. Ltd.	289,000	559,778
Chailease Holding Co. Ltd.*	139,000	1,010,391
Cheng Shin Rubber Industry Co. Ltd.	173,000	290,189
Chicony Electronics Co. Ltd.	74,000	213,619

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (cont’d.)
China Life Insurance Co. Ltd.	122,320	$115,884
China Steel Corp.	1,424,000	2,032,542
Chunghwa Telecom Co. Ltd.	176,000	719,924
CTBC Financial Holding Co. Ltd.	2,120,000	1,727,763
Delta Electronics, Inc.	292,000	3,183,043
Eclat Textile Co. Ltd.	125,000	2,949,446
Evergreen Marine Corp. Taiwan Ltd.*	91,000	649,747
Formosa Plastics Corp.	148,000	546,698
Fubon Financial Holding Co. Ltd.	260,000	690,984
Globalwafers Co. Ltd.	120,000	3,975,767
Hon Hai Precision Industry Co. Ltd.	1,067,000	4,304,020
Lite-On Technology Corp.	255,000	527,473
MediaTek, Inc.	124,000	4,292,870
Mega Financial Holding Co. Ltd.	670,000	789,876
Nanya Technology Corp.	26,000	74,638
Novatek Microelectronics Corp.	64,000	1,149,122
Phison Electronics Corp.	7,000	121,235
Pou Chen Corp.	95,000	134,040
Powertech Technology, Inc.	218,000	843,372
President Chain Store Corp.	216,000	2,040,349
Quanta Computer, Inc.	909,000	2,861,810
Realtek Semiconductor Corp.	137,000	2,485,233
Sea Ltd., ADR*	8,986	2,467,556
SinoPac Financial Holdings Co. Ltd.	212,000	104,678
Taishin Financial Holding Co. Ltd.	1,187,000	649,454
Taiwan Semiconductor Manufacturing Co. Ltd.	1,371,000	29,306,591
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	164,025	19,709,244
Uni-President Enterprises Corp.	178,000	467,731
United Microelectronics Corp.	1,512,000	2,891,430
Vanguard International Semiconductor Corp.	808,000	3,436,547
Wistron Corp.	512,000	570,326
Wiwynn Corp.	59,000	2,118,913
Yuanta Financial Holding Co. Ltd.*	108,000	104,187

		107,067,835

Tanzania — 0.3%
AngloGold Ashanti Ltd., ADR(a)	80,936	1,503,791

Thailand — 0.2%
Central Pattana PCL, NVDR	51,700	84,906
Siam Cement PCL (The)	87,700	1,185,830

		1,270,736

Turkey — 0.3%
BIM Birlesik Magazalar A/S	107,770	769,914
Ford Otomotiv Sanayi A/S	4,260	83,617
Haci Omer Sabanci Holding A/S	157,267	160,974
KOC Holding A/S	113,656	239,516
Yapi ve Kredi Bankasi A/S	2,254,740	560,411

		1,814,432

United Arab Emirates — 0.1%
Emirates NBD Bank PJSC	41,212	148,486
Emirates Telecommunications Group Co. PJSC	35,062	210,041

	Shares	Value

COMMON STOCKS (continued)
United Arab Emirates (cont’d.)
First Abu Dhabi Bank PJSC	53,843	$244,910

		603,437

United States — 0.7%
EPAM Systems, Inc.*	6,781	3,464,820
JBS SA	122,000	715,988

		4,180,808

TOTAL COMMON STOCKS (cost $460,159,789)		556,170,985

PREFERRED STOCKS — 0.4%
Brazil
Cia Energetica de Minas Gerais (PRFC)	72,918	177,978
Gerdau SA (PRFC)	11,600	68,894
Itau Unibanco Holding SA (PRFC)	152,006	911,339
Petroleo Brasileiro SA (PRFC)	172,600	1,021,275

TOTAL PREFERRED STOCKS (cost $1,804,580)		2,179,486

TOTAL LONG-TERM INVESTMENTS (cost $461,964,369)		558,350,471

SHORT-TERM INVESTMENTS — 5.3%

AFFILIATED MUTUAL FUNDS — 3.2%
PGIM Core Ultra Short Bond Fund(wa)	3,916,528	3,916,528
PGIM Institutional Money Market Fund (cost $15,108,679; includes $15,107,573 of cash collateral forsecurities on loan)(b)(wa)	15,116,576	15,107,506

TOTAL AFFILIATED MUTUAL FUNDS (cost $19,025,207)		19,024,034

UNAFFILIATED FUND — 2.1%
Dreyfus Government Cash Management, (Institutional Shares) (cost $12,125,626)	12,125,626	12,125,626

TOTAL SHORT-TERM INVESTMENTS (cost $31,150,833)		31,149,660
TOTAL INVESTMENTS—101.1% (cost $493,115,202)		589,500,131
Liabilities in excess of other assets(z) — (1.1)%		(6,325,285)

NET ASSETS — 100.0%		$583,174,846

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $297,105 and 0.1% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,670,484; cash collateral of $15,107,573 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
226	Mini MSCI Emerging Markets Index	Sep. 2021	$15,422,240	$(68,488)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/15/21	Citibank, N.A.	BRL	20,202	$3,776,511	$4,023,342	$246,831	$—
Expiring 09/15/21	Citibank, N.A.	BRL	15,151	2,832,178	3,017,506	185,328	—
Expiring 09/15/21	Citibank, N.A.	BRL	15,151	2,827,129	3,017,506	190,377	—
Expiring 09/15/21	Citibank, N.A.	BRL	12,626	2,345,272	2,514,588	169,316	—
Expiring 09/15/21	Citibank, N.A.	BRL	12,626	2,343,143	2,514,588	171,445	—
Expiring 09/15/21	Citibank, N.A.	BRL	12,626	2,366,501	2,514,589	148,088	—
Expiring 09/15/21	Citibank, N.A.	BRL	12,626	2,423,981	2,514,589	90,608	—
Expiring 09/15/21	Citibank, N.A.	BRL	3,800	708,541	756,802	48,261	—
Expiring 09/15/21	Citibank, N.A.	BRL	3,650	678,437	726,928	48,491	—
Expiring 09/15/21	Citibank, N.A.	BRL	2,900	541,562	577,560	35,998	—
Expiring 09/15/21	Citibank, N.A.	BRL	1,850	370,149	368,443	—	(1,706)
Expiring 09/15/21	Citibank, N.A.	BRL	1,500	280,301	298,738	18,437	—
Expiring 09/15/21	Citibank, N.A.	BRL	1,500	282,764	298,738	15,974	—
Expiring 09/15/21	Citibank, N.A.	BRL	600	111,701	119,495	7,794	—
Expiring 09/15/21	Citibank, N.A.	BRL	550	106,192	109,537	3,345	—
Expiring 09/15/21	Citibank, N.A.	BRL	450	87,764	89,621	1,857	—
Expiring 09/15/21	Citibank, N.A.	BRL	250	50,432	49,789	—	(643)
Expiring 09/15/21	Citibank, N.A.	BRL	150	29,814	29,874	60	—
Expiring 09/15/21	Citibank, N.A.	BRL	150	29,580	29,874	294	—
Expiring 09/15/21	Citibank, N.A.	BRL	116	22,706	23,102	396	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	20,202	3,776,515	4,023,341	246,826	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	15,151	2,832,182	3,017,506	185,324	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	15,151	2,827,132	3,017,506	190,374	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	12,626	2,345,275	2,514,588	169,313	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	12,626	2,343,146	2,514,588	171,442	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	12,626	2,366,503	2,514,588	148,085	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	12,626	2,423,984	2,514,589	90,605	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	3,800	708,542	756,802	48,260	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	3,650	678,438	726,928	48,490	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	2,900	541,563	577,560	35,997	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	1,850	370,150	368,443	—	(1,707)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	1,500	280,301	298,737	18,436	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	1,500	282,764	298,738	15,974	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	600	111,701	119,495	7,794	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	550	106,192	109,537	3,345	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	450	87,764	89,621	1,857	—

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	250	$50,432	$49,789	$—	$(643)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	150	29,814	29,874	60	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	150	29,580	29,874	294	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	116	22,706	23,102	396	—
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	620,000	818,151	842,484	24,333	—
Expiring 09/15/21	Citibank, N.A.	CLP	613,299	856,567	833,377	—	(23,190)
Expiring 09/15/21	Citibank, N.A.	CLP	530,000	718,879	720,187	1,308	—
Expiring 09/15/21	Citibank, N.A.	CLP	459,974	635,630	625,033	—	(10,597)
Expiring 09/15/21	Citibank, N.A.	CLP	459,974	640,744	625,033	—	(15,711)
Expiring 09/15/21	Citibank, N.A.	CLP	383,312	521,918	520,861	—	(1,057)
Expiring 09/15/21	Citibank, N.A.	CLP	383,312	523,278	520,860	—	(2,418)
Expiring 09/15/21	Citibank, N.A.	CLP	383,312	528,475	520,861	—	(7,614)
Expiring 09/15/21	Citibank, N.A.	CLP	383,312	532,601	520,860	—	(11,741)
Expiring 09/15/21	Citibank, N.A.	CLP	65,000	87,773	88,325	552	—
Expiring 09/15/21	Citibank, N.A.	CLP	25,000	34,257	33,971	—	(286)
Expiring 09/15/21	Citibank, N.A.	CLP	2,228	3,114	3,028	—	(86)
Expiring 09/15/21	Citibank, N.A.	CLP	1,714	2,394	2,329	—	(65)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	620,000	818,152	842,484	24,332	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	613,299	856,568	833,377	—	(23,191)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	530,000	718,880	720,187	1,307	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	459,974	635,631	625,033	—	(10,598)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	459,974	640,745	625,033	—	(15,712)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	383,312	521,918	520,860	—	(1,058)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	383,312	523,279	520,861	—	(2,418)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	383,312	528,475	520,860	—	(7,615)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	383,312	532,602	520,861	—	(11,741)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	65,000	87,773	88,325	552	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	25,000	34,257	33,971	—	(286)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	2,228	3,114	3,028	—	(86)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	1,714	2,394	2,329	—	(65)
Chinese Renminbi,
Expiring 09/15/21	Citibank, N.A.	CNH	13,798	2,149,990	2,121,534	—	(28,456)
Expiring 09/15/21	Citibank, N.A.	CNH	7,150	1,113,913	1,099,400	—	(14,513)
Expiring 09/15/21	Citibank, N.A.	CNH	3,050	469,054	468,975	—	(79)
Expiring 09/15/21	Citibank, N.A.	CNH	2,262	348,971	347,733	—	(1,238)
Expiring 09/15/21	Citibank, N.A.	CNH	2,262	348,928	347,733	—	(1,195)
Expiring 09/15/21	Citibank, N.A.	CNH	1,550	239,127	238,331	—	(796)
Expiring 09/15/21	Citibank, N.A.	CNH	1,342	208,779	206,272	—	(2,507)
Expiring 09/15/21	Citibank, N.A.	CNH	1,300	200,036	199,891	—	(145)
Expiring 09/15/21	Citibank, N.A.	CNH	1,300	199,864	199,892	28	—
Expiring 09/15/21	Citibank, N.A.	CNH	1,100	169,714	169,138	—	(576)
Expiring 09/15/21	Citibank, N.A.	CNH	900	140,041	138,386	—	(1,655)
Expiring 09/15/21	Citibank, N.A.	CNH	500	77,580	76,881	—	(699)
Expiring 09/15/21	Citibank, N.A.	CNH	500	77,935	76,881	—	(1,054)
Expiring 09/15/21	Citibank, N.A.	CNH	450	69,334	69,193	—	(141)
Expiring 09/15/21	Citibank, N.A.	CNH	200	31,048	30,753	—	(295)
Expiring 09/15/21	Citibank, N.A.	CNH	150	23,128	23,064	—	(64)
Expiring 09/15/21	Citibank, N.A.	CNH	100	15,394	15,376	—	(18)
Expiring 09/15/21	Citibank, N.A.	CNH	50	7,793	7,688	—	(105)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	13,798	2,149,992	2,121,533	—	(28,459)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	7,150	1,113,914	1,099,400	—	(14,514)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	3,050	469,054	468,974	—	(80)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	2,262	348,972	347,734	—	(1,238)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	2,262	348,928	347,733	—	(1,195)

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	1,550	$239,127	$238,331	$—	$(796)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	1,342	208,779	206,272	—	(2,507)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	1,300	200,036	199,890	—	(146)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	1,300	199,864	199,892	28	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	1,100	169,714	169,138	—	(576)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	900	140,042	138,386	—	(1,656)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	500	77,580	76,881	—	(699)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	500	77,935	76,881	—	(1,054)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	450	69,334	69,193	—	(141)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	200	31,048	30,753	—	(295)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	150	23,128	23,064	—	(64)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	100	15,394	15,376	—	(18)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	50	7,793	7,688	—	(105)
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	1,600,000	425,237	424,628	—	(609)
Expiring 09/15/21	Citibank, N.A.	COP	1,500,000	413,872	398,089	—	(15,783)
Expiring 09/15/21	Citibank, N.A.	COP	1,250,000	334,523	331,741	—	(2,782)
Expiring 09/15/21	Citibank, N.A.	COP	950,000	254,089	252,123	—	(1,966)
Expiring 09/15/21	Citibank, N.A.	COP	850,000	225,958	225,584	—	(374)
Expiring 09/15/21	Citibank, N.A.	COP	800,000	213,505	212,314	—	(1,191)
Expiring 09/15/21	Citibank, N.A.	COP	450,000	124,795	119,427	—	(5,368)
Expiring 09/15/21	Citibank, N.A.	COP	150,000	39,610	39,809	199	—
Expiring 09/15/21	Citibank, N.A.	COP	150,000	41,326	39,809	—	(1,517)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	1,600,000	425,238	424,629	—	(609)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	1,500,000	413,873	398,089	—	(15,784)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	1,250,000	334,523	331,741	—	(2,782)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	950,000	254,089	252,123	—	(1,966)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	850,000	225,959	225,584	—	(375)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	800,000	213,505	212,314	—	(1,191)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	450,000	124,795	119,426	—	(5,369)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	150,000	39,610	39,809	199	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	150,000	41,326	39,809	—	(1,517)
Czech Koruna,
Expiring 09/15/21	Citibank, N.A.	CZK	7,000	335,650	325,293	—	(10,357)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	7,000	335,650	325,293	—	(10,357)
Euro,
Expiring 09/15/21	Citibank, N.A.	EUR	25	30,525	29,691	—	(834)
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,128	5,938	—	(190)
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,141	5,938	—	(203)
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,104	5,938	—	(166)
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,068	5,938	—	(130)
Expiring 09/15/21	Citibank, N.A.	EUR	5	5,982	5,938	—	(44)
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,091	5,938	—	(153)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,535	4,409	—	(126)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,580	4,454	—	(126)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,609	4,475	—	(134)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,608	4,477	—	(131)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,595	4,454	—	(141)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,621	4,477	—	(144)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,615	4,475	—	(140)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,545	4,409	—	(136)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,560	4,408	—	(152)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,603	4,454	—	(149)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,627	4,475	—	(152)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,632	4,478	—	(154)

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/15/21	Citibank, N.A.	EUR	4	$4,599	$4,454	$—	$(145)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,621	4,475	—	(146)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,626	4,477	—	(149)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,548	4,409	—	(139)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,582	4,453	—	(129)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,537	4,409	—	(128)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,610	4,475	—	(135)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,609	4,477	—	(132)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,578	4,453	—	(125)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,607	4,477	—	(130)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,528	4,408	—	(120)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,604	4,475	—	(129)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,593	4,453	—	(140)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,611	4,475	—	(136)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,546	4,409	—	(137)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,615	4,477	—	(138)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,390	4,264	—	(126)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,620	4,482	—	(138)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,569	4,437	—	(132)
Expiring 09/15/21	Citibank, N.A.	EUR	4	4,777	4,631	—	(146)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	25	30,525	29,691	—	(834)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,128	5,938	—	(190)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,141	5,938	—	(203)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,104	5,938	—	(166)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,068	5,938	—	(130)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	5,982	5,938	—	(44)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,091	5,938	—	(153)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,535	4,409	—	(126)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,609	4,475	—	(134)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,608	4,477	—	(131)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,580	4,454	—	(126)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,615	4,475	—	(140)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,621	4,477	—	(144)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,545	4,409	—	(136)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,595	4,454	—	(141)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,560	4,408	—	(152)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,603	4,454	—	(149)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,632	4,478	—	(154)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,627	4,475	—	(152)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,599	4,454	—	(145)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,548	4,409	—	(139)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,621	4,475	—	(146)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,626	4,477	—	(149)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,583	4,454	—	(129)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,537	4,409	—	(128)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,609	4,477	—	(132)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,610	4,475	—	(135)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,578	4,453	—	(125)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,607	4,477	—	(130)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,604	4,475	—	(129)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,528	4,408	—	(120)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,593	4,453	—	(140)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,615	4,477	—	(138)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,611	4,475	—	(136)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,546	4,409	—	(137)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	$4,620	$4,482	$—	$(138)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,569	4,437	—	(132)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,390	4,264	—	(126)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	4	4,777	4,631	—	(146)
Hungarian Forint,
Expiring 09/15/21	Citibank, N.A.	HUF	215,000	754,635	724,514	—	(30,121)
Expiring 09/15/21	Citibank, N.A.	HUF	165,000	574,473	556,022	—	(18,451)
Expiring 09/15/21	Citibank, N.A.	HUF	130,000	453,202	438,078	—	(15,124)
Expiring 09/15/21	Citibank, N.A.	HUF	120,000	416,578	404,379	—	(12,199)
Expiring 09/15/21	Citibank, N.A.	HUF	120,000	415,989	404,380	—	(11,609)
Expiring 09/15/21	Citibank, N.A.	HUF	110,000	385,069	370,683	—	(14,386)
Expiring 09/15/21	Citibank, N.A.	HUF	95,000	331,264	320,134	—	(11,130)
Expiring 09/15/21	Citibank, N.A.	HUF	80,000	279,456	269,586	—	(9,870)
Expiring 09/15/21	Citibank, N.A.	HUF	80,000	280,793	269,586	—	(11,207)
Expiring 09/15/21	Citibank, N.A.	HUF	55,000	193,149	185,340	—	(7,809)
Expiring 09/15/21	Citibank, N.A.	HUF	25,000	87,445	84,246	—	(3,199)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	215,000	754,636	724,514	—	(30,122)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	165,000	574,474	556,022	—	(18,452)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	130,000	453,203	438,078	—	(15,125)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	120,000	416,579	404,380	—	(12,199)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	120,000	415,989	404,380	—	(11,609)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	110,000	385,069	370,681	—	(14,388)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	95,000	331,265	320,134	—	(11,131)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	80,000	279,457	269,587	—	(9,870)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	80,000	280,793	269,586	—	(11,207)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	55,000	193,150	185,341	—	(7,809)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	25,000	87,445	84,246	—	(3,199)
Indian Rupee,
Expiring 09/15/21	Citibank, N.A.	INR	286,565	3,842,521	3,818,212	—	(24,309)
Expiring 09/15/21	Citibank, N.A.	INR	214,923	2,881,581	2,863,659	—	(17,922)
Expiring 09/15/21	Citibank, N.A.	INR	214,923	2,888,776	2,863,659	—	(25,117)
Expiring 09/15/21	Citibank, N.A.	INR	179,103	2,409,467	2,386,383	—	(23,084)
Expiring 09/15/21	Citibank, N.A.	INR	179,103	2,413,859	2,386,383	—	(27,476)
Expiring 09/15/21	Citibank, N.A.	INR	179,103	2,437,014	2,386,383	—	(50,631)
Expiring 09/15/21	Citibank, N.A.	INR	179,103	2,409,411	2,386,384	—	(23,027)
Expiring 09/15/21	Citibank, N.A.	INR	118,000	1,591,785	1,572,244	—	(19,541)
Expiring 09/15/21	Citibank, N.A.	INR	52,000	705,476	692,853	—	(12,623)
Expiring 09/15/21	Citibank, N.A.	INR	16,500	221,396	219,848	—	(1,548)
Expiring 09/15/21	Citibank, N.A.	INR	16,000	216,732	213,186	—	(3,546)
Expiring 09/15/21	Citibank, N.A.	INR	2,799	38,018	37,288	—	(730)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	286,564	3,842,526	3,818,213	—	(24,313)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	214,923	2,881,585	2,863,660	—	(17,925)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	214,923	2,888,780	2,863,660	—	(25,120)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	179,103	2,409,470	2,386,383	—	(23,087)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	179,103	2,413,862	2,386,383	—	(27,479)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	179,103	2,437,017	2,386,383	—	(50,634)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	179,103	2,409,413	2,386,383	—	(23,030)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	118,000	1,591,787	1,572,244	—	(19,543)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	52,000	705,477	692,853	—	(12,624)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	16,500	221,396	219,848	—	(1,548)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	16,000	216,732	213,185	—	(3,547)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	2,799	38,018	37,288	—	(730)
Indonesian Rupiah,
Expiring 09/15/21	Citibank, N.A.	IDR	6,300,000	434,964	428,571	—	(6,393)
Expiring 09/15/21	Citibank, N.A.	IDR	800,000	54,806	54,422	—	(384)

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/15/21	Citibank, N.A.	IDR	700,000	$48,249	$47,619	$—	$(630)
Expiring 09/15/21	Citibank, N.A.	IDR	66,556	4,623	4,528	—	(95)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	6,300,000	434,965	428,572	—	(6,393)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	800,000	54,806	54,422	—	(384)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	700,000	48,249	47,619	—	(630)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	66,556	4,623	4,528	—	(95)
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	48,000	2,399,619	2,384,714	—	(14,905)
Expiring 09/15/21	Citibank, N.A.	MXN	35,616	1,765,404	1,769,470	4,066	—
Expiring 09/15/21	Citibank, N.A.	MXN	35,616	1,767,723	1,769,470	1,747	—
Expiring 09/15/21	Citibank, N.A.	MXN	35,616	1,769,732	1,769,470	—	(262)
Expiring 09/15/21	Citibank, N.A.	MXN	35,616	1,763,318	1,769,470	6,152	—
Expiring 09/15/21	Citibank, N.A.	MXN	22,500	1,124,571	1,117,834	—	(6,737)
Expiring 09/15/21	Citibank, N.A.	MXN	4,500	222,228	223,567	1,339	—
Expiring 09/15/21	Citibank, N.A.	MXN	1,474	73,008	73,230	222	—
Expiring 09/15/21	Citibank, N.A.	MXN	204	10,186	10,111	—	(75)
Expiring 09/15/21	Citibank, N.A.	MXN	2	74	74	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	48,000	2,399,622	2,384,714	—	(14,908)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	35,616	1,765,406	1,769,470	4,064	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	35,616	1,767,726	1,769,471	1,745	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	35,616	1,769,734	1,769,470	—	(264)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	35,616	1,763,321	1,769,471	6,150	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	22,500	1,124,573	1,117,835	—	(6,738)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	4,500	222,228	223,567	1,339	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	1,474	73,009	73,231	222	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	204	10,186	10,110	—	(76)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	2	74	74	—	—
New Taiwanese Dollar,
Expiring 09/15/21	Citibank, N.A.	TWD	1,650	60,227	59,484	—	(743)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	1,650	60,227	59,484	—	(743)
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	440	116,132	114,521	—	(1,611)
Expiring 09/15/21	Citibank, N.A.	PEN	50	13,043	13,029	—	(14)
Expiring 09/15/21	Citibank, N.A.	PEN	50	12,945	13,029	84	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	440	116,132	114,521	—	(1,611)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	50	13,043	13,029	—	(14)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	50	12,945	13,029	84	—
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	89	1,845	1,802	—	(43)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	89	1,845	1,802	—	(43)
Polish Zloty,
Expiring 09/15/21	Citibank, N.A.	PLN	2,400	651,948	629,572	—	(22,376)
Expiring 09/15/21	Citibank, N.A.	PLN	2,100	573,259	550,876	—	(22,383)
Expiring 09/15/21	Citibank, N.A.	PLN	2,050	560,825	537,760	—	(23,065)
Expiring 09/15/21	Citibank, N.A.	PLN	1,750	475,183	459,063	—	(16,120)
Expiring 09/15/21	Citibank, N.A.	PLN	1,600	432,742	419,715	—	(13,027)
Expiring 09/15/21	Citibank, N.A.	PLN	1,600	434,448	419,715	—	(14,733)
Expiring 09/15/21	Citibank, N.A.	PLN	1,050	285,493	275,438	—	(10,055)
Expiring 09/15/21	Citibank, N.A.	PLN	13	3,544	3,410	—	(134)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	2,400	651,949	629,573	—	(22,376)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	2,100	573,260	550,876	—	(22,384)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	2,050	560,826	537,760	—	(23,066)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	1,750	475,183	459,063	—	(16,120)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	1,600	432,743	419,715	—	(13,028)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	1,600	434,449	419,715	—	(14,734)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	1,050	$285,493	$275,438	$—	$(10,055)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	13	3,544	3,410	—	(134)
Russian Ruble,
Expiring 09/15/21	Citibank, N.A.	RUB	133,291	1,781,436	1,801,242	19,806	—
Expiring 09/15/21	Citibank, N.A.	RUB	133,291	1,787,746	1,801,243	13,497	—
Expiring 09/15/21	Citibank, N.A.	RUB	133,291	1,777,583	1,801,242	23,659	—
Expiring 09/15/21	Citibank, N.A.	RUB	117,296	1,575,615	1,585,094	9,479	—
Expiring 09/15/21	Citibank, N.A.	RUB	94,500	1,292,357	1,277,035	—	(15,322)
Expiring 09/15/21	Citibank, N.A.	RUB	70,500	967,813	952,709	—	(15,104)
Expiring 09/15/21	Citibank, N.A.	RUB	64,500	883,640	871,627	—	(12,013)
Expiring 09/15/21	Citibank, N.A.	RUB	54,500	746,328	736,491	—	(9,837)
Expiring 09/15/21	Citibank, N.A.	RUB	52,500	722,094	709,464	—	(12,630)
Expiring 09/15/21	Citibank, N.A.	RUB	20,000	273,388	270,272	—	(3,116)
Expiring 09/15/21	Citibank, N.A.	RUB	15,995	215,342	216,149	807	—
Expiring 09/15/21	Citibank, N.A.	RUB	5,000	68,491	67,568	—	(923)
Expiring 09/15/21	Citibank, N.A.	RUB	1,107	14,974	14,952	—	(22)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	133,291	1,781,438	1,801,242	19,804	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	133,291	1,787,748	1,801,243	13,495	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	133,291	1,777,585	1,801,242	23,657	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	117,296	1,575,617	1,585,094	9,477	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	94,500	1,292,359	1,277,035	—	(15,324)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	70,500	967,814	952,709	—	(15,105)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	64,500	883,641	871,627	—	(12,014)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	54,500	746,329	736,491	—	(9,838)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	52,500	722,095	709,464	—	(12,631)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	20,000	273,389	270,272	—	(3,117)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	15,995	215,342	216,149	807	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	5,000	68,491	67,568	—	(923)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	1,107	14,974	14,952	—	(22)
Saudi Arabian Riyal,
Expiring 09/15/21	Citibank, N.A.	SAR	200	53,317	53,311	—	(6)
Expiring 09/15/21	Citibank, N.A.	SAR	100	26,656	26,656	—	—
Expiring 09/15/21	Citibank, N.A.	SAR	100	26,655	26,655	—	—
Expiring 09/15/21	Citibank, N.A.	SAR	50	13,328	13,327	—	(1)
Expiring 09/15/21	Citibank, N.A.	SAR	50	13,329	13,328	—	(1)
Expiring 09/15/21	Citibank, N.A.	SAR	50	13,329	13,328	—	(1)
Expiring 09/15/21	Citibank, N.A.	SAR	50	13,329	13,328	—	(1)
Expiring 09/15/21	Citibank, N.A.	SAR	50	13,328	13,328	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	200	53,317	53,311	—	(6)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	100	26,656	26,656	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	100	26,655	26,655	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	50	13,328	13,327	—	(1)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	50	13,329	13,328	—	(1)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	50	13,329	13,328	—	(1)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	50	13,329	13,328	—	(1)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	50	13,328	13,328	—	—
Singapore Dollar,
Expiring 09/15/21	Citibank, N.A.	SGD	275	204,529	204,506	—	(23)
Expiring 09/15/21	Citibank, N.A.	SGD	85	63,182	63,210	28	—
Expiring 09/15/21	Citibank, N.A.	SGD	75	56,145	55,774	—	(371)
Expiring 09/15/21	Citibank, N.A.	SGD	50	37,184	37,182	—	(2)
Expiring 09/15/21	Citibank, N.A.	SGD	25	18,643	18,591	—	(52)
Expiring 09/15/21	Citibank, N.A.	SGD	5	3,766	3,718	—	(48)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	275	204,529	204,505	—	(24)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	85	63,182	63,210	28	—

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	75	$56,145	$55,774	$—	$(371)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	50	37,184	37,182	—	(2)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	25	18,643	18,591	—	(52)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	5	3,766	3,718	—	(48)
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	15,342	1,077,345	1,063,889	—	(13,456)
Expiring 09/15/21	Citibank, N.A.	ZAR	13,537	952,241	938,725	—	(13,516)
Expiring 09/15/21	Citibank, N.A.	ZAR	12,785	895,873	886,574	—	(9,299)
Expiring 09/15/21	Citibank, N.A.	ZAR	12,635	891,544	876,144	—	(15,400)
Expiring 09/15/21	Citibank, N.A.	ZAR	9,792	702,523	678,987	—	(23,536)
Expiring 09/15/21	Citibank, N.A.	ZAR	8,523	612,435	591,049	—	(21,386)
Expiring 09/15/21	Citibank, N.A.	ZAR	8,523	613,057	591,049	—	(22,008)
Expiring 09/15/21	Citibank, N.A.	ZAR	7,245	516,584	502,392	—	(14,192)
Expiring 09/15/21	Citibank, N.A.	ZAR	2,707	190,275	187,745	—	(2,530)
Expiring 09/15/21	Citibank, N.A.	ZAR	2,407	169,332	166,885	—	(2,447)
Expiring 09/15/21	Citibank, N.A.	ZAR	2,256	158,710	156,454	—	(2,256)
Expiring 09/15/21	Citibank, N.A.	ZAR	2,006	140,827	139,071	—	(1,756)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,705	121,982	118,210	—	(3,772)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,655	118,544	114,734	—	(3,810)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,655	118,492	114,733	—	(3,759)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,504	106,368	104,303	—	(2,065)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,504	107,104	104,303	—	(2,801)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,504	108,062	104,302	—	(3,760)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,504	108,301	104,303	—	(3,998)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,279	90,877	88,657	—	(2,220)
Expiring 09/15/21	Citibank, N.A.	ZAR	280	20,358	19,382	—	(976)
Expiring 09/15/21	Citibank, N.A.	ZAR	166	11,894	11,511	—	(383)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	15,342	1,077,346	1,063,889	—	(13,457)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	13,537	952,243	938,726	—	(13,517)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	12,785	895,874	886,574	—	(9,300)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	12,635	891,545	876,143	—	(15,402)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	9,792	702,524	678,987	—	(23,537)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	8,523	612,436	591,049	—	(21,387)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	8,523	613,058	591,049	—	(22,009)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	7,245	516,585	502,392	—	(14,193)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	2,707	190,275	187,745	—	(2,530)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	2,407	169,332	166,884	—	(2,448)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	2,256	158,711	156,455	—	(2,256)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	2,006	140,827	139,070	—	(1,757)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,705	121,982	118,210	—	(3,772)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,655	118,544	114,733	—	(3,811)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,655	118,493	114,734	—	(3,759)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,504	106,368	104,303	—	(2,065)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,504	107,104	104,303	—	(2,801)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,504	108,063	104,303	—	(3,760)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,504	108,302	104,303	—	(3,999)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,279	90,878	88,658	—	(2,220)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	280	20,358	19,382	—	(976)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	166	11,894	11,511	—	(383)
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	1,650,000	1,475,828	1,459,744	—	(16,084)
Expiring 09/15/21	Citibank, N.A.	KRW	1,470,000	1,317,395	1,300,499	—	(16,896)
Expiring 09/15/21	Citibank, N.A.	KRW	1,390,000	1,227,756	1,229,724	1,968	—
Expiring 09/15/21	Citibank, N.A.	KRW	760,000	679,795	672,367	—	(7,428)
Expiring 09/15/21	Citibank, N.A.	KRW	725,000	649,859	641,402	—	(8,457)

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/15/21	Citibank, N.A.	KRW	375,000	$336,457	$331,760	$—	$(4,697)
Expiring 09/15/21	Citibank, N.A.	KRW	265,000	234,732	234,444	—	(288)
Expiring 09/15/21	Citibank, N.A.	KRW	165,000	146,306	145,975	—	(331)
Expiring 09/15/21	Citibank, N.A.	KRW	64,360	57,899	56,938	—	(961)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	1,650,000	1,475,830	1,459,744	—	(16,086)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	1,470,000	1,317,397	1,300,499	—	(16,898)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	1,390,000	1,227,758	1,229,724	1,966	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	760,000	679,795	672,367	—	(7,428)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	725,000	649,860	641,402	—	(8,458)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	375,000	336,457	331,760	—	(4,697)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	265,000	234,733	234,444	—	(289)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	165,000	146,306	145,974	—	(332)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	64,360	57,900	56,939	—	(961)
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	13,733	434,475	428,357	—	(6,118)
Expiring 09/15/21	Citibank, N.A.	THB	10,300	326,957	321,267	—	(5,690)
Expiring 09/15/21	Citibank, N.A.	THB	10,300	326,398	321,267	—	(5,131)
Expiring 09/15/21	Citibank, N.A.	THB	8,583	272,656	267,722	—	(4,934)
Expiring 09/15/21	Citibank, N.A.	THB	8,583	273,334	267,723	—	(5,611)
Expiring 09/15/21	Citibank, N.A.	THB	8,583	273,242	267,722	—	(5,520)
Expiring 09/15/21	Citibank, N.A.	THB	8,583	274,619	267,723	—	(6,896)
Expiring 09/15/21	Citibank, N.A.	THB	1,000	31,843	31,192	—	(651)
Expiring 09/15/21	Citibank, N.A.	THB	1,000	31,704	31,192	—	(512)
Expiring 09/15/21	Citibank, N.A.	THB	1,000	32,053	31,191	—	(862)
Expiring 09/15/21	Citibank, N.A.	THB	500	15,917	15,596	—	(321)
Expiring 09/15/21	Citibank, N.A.	THB	500	15,536	15,596	60	—
Expiring 09/15/21	Citibank, N.A.	THB	500	16,044	15,596	—	(448)
Expiring 09/15/21	Citibank, N.A.	THB	500	15,936	15,596	—	(340)
Expiring 09/15/21	Citibank, N.A.	THB	500	15,651	15,596	—	(55)
Expiring 09/15/21	Citibank, N.A.	THB	292	9,334	9,093	—	(241)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	13,733	434,475	428,356	—	(6,119)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	10,300	326,957	321,267	—	(5,690)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	10,300	326,398	321,267	—	(5,131)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	8,583	272,657	267,723	—	(4,934)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	8,583	273,334	267,723	—	(5,611)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	8,583	273,243	267,723	—	(5,520)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	8,583	274,619	267,722	—	(6,897)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	1,000	31,843	31,192	—	(651)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	1,000	31,704	31,192	—	(512)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	1,000	32,053	31,191	—	(862)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	15,917	15,596	—	(321)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	15,536	15,596	60	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	16,044	15,596	—	(448)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	15,936	15,596	—	(340)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	15,651	15,596	—	(55)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	292	9,334	9,093	—	(241)

				$213,815,700	$214,719,199	2,984,422	(2,080,923)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/15/21	Citibank, N.A.	BRL	9,387	$1,763,340	$1,869,501	$—	$(106,161)

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/15/21	Citibank, N.A.	BRL	4,000	$782,658	$796,634	$—	$(13,976)
Expiring 09/15/21	Citibank, N.A.	BRL	2,000	393,462	398,316	—	(4,854)
Expiring 09/15/21	Citibank, N.A.	BRL	1,950	380,257	388,359	—	(8,102)
Expiring 09/15/21	Citibank, N.A.	BRL	1,700	320,903	338,570	—	(17,667)
Expiring 09/15/21	Citibank, N.A.	BRL	1,500	300,558	298,738	1,820	—
Expiring 09/15/21	Citibank, N.A.	BRL	1,400	280,456	278,822	1,634	—
Expiring 09/15/21	Citibank, N.A.	BRL	850	166,988	169,285	—	(2,297)
Expiring 09/15/21	Citibank, N.A.	BRL	700	137,511	139,411	—	(1,900)
Expiring 09/15/21	Citibank, N.A.	BRL	600	112,408	119,496	—	(7,088)
Expiring 09/15/21	Citibank, N.A.	BRL	400	78,615	79,664	—	(1,049)
Expiring 09/15/21	Citibank, N.A.	BRL	344	64,524	68,590	—	(4,066)
Expiring 09/15/21	Citibank, N.A.	BRL	300	58,953	59,748	—	(795)
Expiring 09/15/21	Citibank, N.A.	BRL	294	58,339	58,453	—	(114)
Expiring 09/15/21	Citibank, N.A.	BRL	258	48,242	51,442	—	(3,200)
Expiring 09/15/21	Citibank, N.A.	BRL	258	48,101	51,442	—	(3,341)
Expiring 09/15/21	Citibank, N.A.	BRL	215	39,961	42,869	—	(2,908)
Expiring 09/15/21	Citibank, N.A.	BRL	215	39,902	42,869	—	(2,967)
Expiring 09/15/21	Citibank, N.A.	BRL	215	40,477	42,869	—	(2,392)
Expiring 09/15/21	Citibank, N.A.	BRL	215	41,312	42,869	—	(1,557)
Expiring 09/15/21	Citibank, N.A.	BRL	208	40,525	41,326	—	(801)
Expiring 09/15/21	Citibank, N.A.	BRL	200	39,232	39,832	—	(600)
Expiring 09/15/21	Citibank, N.A.	BRL	168	31,821	33,459	—	(1,638)
Expiring 09/15/21	Citibank, N.A.	BRL	150	28,017	29,874	—	(1,857)
Expiring 09/15/21	Citibank, N.A.	BRL	150	29,422	29,874	—	(452)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	9,387	1,763,338	1,869,501	—	(106,163)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	4,000	782,657	796,634	—	(13,977)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	2,000	393,462	398,317	—	(4,855)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	1,950	380,257	388,360	—	(8,103)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	1,700	320,902	338,569	—	(17,667)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	1,500	300,558	298,738	1,820	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	1,400	280,456	278,822	1,634	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	850	166,988	169,285	—	(2,297)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	700	137,510	139,411	—	(1,901)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	600	112,407	119,495	—	(7,088)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	400	78,614	79,663	—	(1,049)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	344	64,524	68,590	—	(4,066)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	300	58,953	59,748	—	(795)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	294	58,339	58,453	—	(114)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	258	48,242	51,442	—	(3,200)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	258	48,101	51,442	—	(3,341)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	215	39,961	42,869	—	(2,908)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	215	39,902	42,869	—	(2,967)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	215	40,477	42,869	—	(2,392)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	215	41,312	42,869	—	(1,557)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	208	40,525	41,326	—	(801)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	200	39,232	39,832	—	(600)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	168	31,821	33,459	—	(1,638)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	150	28,017	29,874	—	(1,857)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	BRL	150	29,422	29,874	—	(452)
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	515,000	710,950	699,804	11,146	—
Expiring 09/15/21	Citibank, N.A.	CLP	485,000	679,136	659,039	20,097	—
Expiring 09/15/21	Citibank, N.A.	CLP	480,000	653,208	652,245	963	—
Expiring 09/15/21	Citibank, N.A.	CLP	460,000	628,739	625,068	3,671	—
Expiring 09/15/21	Citibank, N.A.	CLP	380,000	530,672	516,360	14,312	—

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/15/21	Citibank, N.A.	CLP	366,054	$508,451	$497,409	$11,042	$—
Expiring 09/15/21	Citibank, N.A.	CLP	345,000	479,256	468,801	10,455	—
Expiring 09/15/21	Citibank, N.A.	CLP	270,000	367,881	366,888	993	—
Expiring 09/15/21	Citibank, N.A.	CLP	175,000	242,133	237,798	4,335	—
Expiring 09/15/21	Citibank, N.A.	CLP	45,000	62,007	61,148	859	—
Expiring 09/15/21	Citibank, N.A.	CLP	5,013	7,012	6,811	201	—
Expiring 09/15/21	Citibank, N.A.	CLP	4,629	6,374	6,290	84	—
Expiring 09/15/21	Citibank, N.A.	CLP	3,760	5,192	5,109	83	—
Expiring 09/15/21	Citibank, N.A.	CLP	3,760	5,237	5,109	128	—
Expiring 09/15/21	Citibank, N.A.	CLP	3,133	4,265	4,258	7	—
Expiring 09/15/21	Citibank, N.A.	CLP	3,133	4,278	4,258	20	—
Expiring 09/15/21	Citibank, N.A.	CLP	3,133	4,316	4,257	59	—
Expiring 09/15/21	Citibank, N.A.	CLP	3,133	4,352	4,258	94	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	515,000	710,949	699,804	11,145	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	485,000	679,135	659,039	20,096	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	480,000	653,207	652,245	962	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	460,000	628,739	625,068	3,671	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	380,000	530,672	516,361	14,311	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	366,054	508,451	497,410	11,041	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	345,000	479,255	468,801	10,454	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	270,000	367,881	366,888	993	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	175,000	242,132	237,797	4,335	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	45,000	62,007	61,148	859	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	5,013	7,012	6,811	201	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	4,629	6,374	6,290	84	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	3,760	5,192	5,109	83	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	3,760	5,237	5,109	128	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	3,133	4,265	4,258	7	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	3,133	4,278	4,258	20	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	3,133	4,316	4,257	59	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	3,133	4,352	4,258	94	—
Chinese Renminbi,
Expiring 09/15/21	Citibank, N.A.	CNH	8,432	1,301,108	1,296,561	4,547	—
Expiring 09/15/21	Citibank, N.A.	CNH	8,432	1,300,225	1,296,561	3,664	—
Expiring 09/15/21	Citibank, N.A.	CNH	3,416	525,588	525,175	413	—
Expiring 09/15/21	Citibank, N.A.	CNH	1,750	272,356	269,084	3,272	—
Expiring 09/15/21	Citibank, N.A.	CNH	1,200	186,605	184,515	2,090	—
Expiring 09/15/21	Citibank, N.A.	CNH	950	147,106	146,074	1,032	—
Expiring 09/15/21	Citibank, N.A.	CNH	750	116,503	115,321	1,182	—
Expiring 09/15/21	Citibank, N.A.	CNH	708	109,970	108,863	1,107	—
Expiring 09/15/21	Citibank, N.A.	CNH	550	84,414	84,570	—	(156)
Expiring 09/15/21	Citibank, N.A.	CNH	500	77,878	76,881	997	—
Expiring 09/15/21	Citibank, N.A.	CNH	500	77,757	76,881	876	—
Expiring 09/15/21	Citibank, N.A.	CNH	300	46,559	46,129	430	—
Expiring 09/15/21	Citibank, N.A.	CNH	150	23,194	23,065	129	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	8,432	1,301,106	1,296,561	4,545	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	8,432	1,300,223	1,296,561	3,662	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	3,416	525,587	525,175	412	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	1,750	272,355	269,084	3,271	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	1,200	186,605	184,515	2,090	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	950	147,106	146,074	1,032	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	750	116,503	115,322	1,181	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	708	109,970	108,863	1,107	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	550	84,413	84,569	—	(156)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	500	77,878	76,881	997	—

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	500	$77,757	$76,881	$876	$—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	300	46,559	46,129	430	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	150	23,194	23,065	129	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	4,726,677	1,284,899	1,254,426	30,473	—
Expiring 09/15/21	Citibank, N.A.	COP	3,545,008	948,169	940,819	7,350	—
Expiring 09/15/21	Citibank, N.A.	COP	3,545,008	957,077	940,820	16,257	—
Expiring 09/15/21	Citibank, N.A.	COP	2,954,173	782,105	784,017	—	(1,912)
Expiring 09/15/21	Citibank, N.A.	COP	2,954,173	788,351	784,017	4,334	—
Expiring 09/15/21	Citibank, N.A.	COP	2,954,173	782,891	784,016	—	(1,125)
Expiring 09/15/21	Citibank, N.A.	COP	2,954,173	787,849	784,017	3,832	—
Expiring 09/15/21	Citibank, N.A.	COP	6,165	1,633	1,636	—	(3)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	4,726,677	1,284,897	1,254,426	30,471	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	3,545,008	948,168	940,819	7,349	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	3,545,008	957,076	940,820	16,256	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	2,954,173	782,104	784,017	—	(1,913)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	2,954,173	788,350	784,017	4,333	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	2,954,173	782,890	784,016	—	(1,126)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	2,954,173	787,848	784,017	3,831	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	COP	6,165	1,633	1,636	—	(3)
Czech Koruna,
Expiring 09/15/21	Citibank, N.A.	CZK	35,599	1,710,204	1,654,284	55,920	—
Expiring 09/15/21	Citibank, N.A.	CZK	35,599	1,707,785	1,654,285	53,500	—
Expiring 09/15/21	Citibank, N.A.	CZK	25,115	1,208,761	1,167,097	41,664	—
Expiring 09/15/21	Citibank, N.A.	CZK	24,812	1,191,689	1,153,036	38,653	—
Expiring 09/15/21	Citibank, N.A.	CZK	11,500	548,979	534,410	14,569	—
Expiring 09/15/21	Citibank, N.A.	CZK	11,250	537,204	522,792	14,412	—
Expiring 09/15/21	Citibank, N.A.	CZK	11,250	536,959	522,793	14,166	—
Expiring 09/15/21	Citibank, N.A.	CZK	9,000	428,698	418,234	10,464	—
Expiring 09/15/21	Citibank, N.A.	CZK	5,447	261,816	253,105	8,711	—
Expiring 09/15/21	Citibank, N.A.	CZK	5,340	257,080	248,143	8,937	—
Expiring 09/15/21	Citibank, N.A.	CZK	5,340	256,354	248,143	8,211	—
Expiring 09/15/21	Citibank, N.A.	CZK	5,144	247,961	239,045	8,916	—
Expiring 09/15/21	Citibank, N.A.	CZK	3,500	168,409	162,646	5,763	—
Expiring 09/15/21	Citibank, N.A.	CZK	33	1,515	1,510	5	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	35,599	1,710,202	1,654,285	55,917	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	35,599	1,707,782	1,654,284	53,498	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	25,115	1,208,760	1,167,098	41,662	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	24,812	1,191,687	1,153,036	38,651	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	11,500	548,978	534,410	14,568	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	11,250	537,204	522,793	14,411	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	11,250	536,958	522,792	14,166	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	9,000	428,697	418,234	10,463	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	5,447	261,816	253,106	8,710	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	5,340	257,080	248,143	8,937	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	5,340	256,354	248,143	8,211	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	5,144	247,960	239,044	8,916	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	3,500	168,409	162,647	5,762	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CZK	33	1,515	1,510	5	—
Euro,
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,113	5,938	175	—
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,112	5,938	174	—
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,133	5,938	195	—
Expiring 09/15/21	Citibank, N.A.	EUR	5	5,952	5,938	14	—
Expiring 09/15/21	Citibank, N.A.	EUR	5	6,081	5,938	143	—

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/15/21	Citibank, N.A.	EUR	5	$5,957	$5,937	$20	$—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,113	5,938	175	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,112	5,938	174	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,133	5,938	195	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	5,952	5,938	14	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	6,081	5,938	143	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	5	5,957	5,937	20	—
Hungarian Forint,
Expiring 09/15/21	Citibank, N.A.	HUF	192,678	669,100	649,291	19,809	—
Expiring 09/15/21	Citibank, N.A.	HUF	30,000	102,334	101,095	1,239	—
Expiring 09/15/21	Citibank, N.A.	HUF	669	2,259	2,254	5	—
Expiring 09/15/21	Citibank, N.A.	HUF	589	2,051	1,983	68	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	192,678	669,099	649,291	19,808	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	30,000	102,333	101,095	1,238	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	669	2,259	2,254	5	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	HUF	589	2,051	1,983	68	—
Indian Rupee,
Expiring 09/15/21	Citibank, N.A.	INR	110,000	1,469,016	1,465,650	3,366	—
Expiring 09/15/21	Citibank, N.A.	INR	102,500	1,364,230	1,365,720	—	(1,490)
Expiring 09/15/21	Citibank, N.A.	INR	100,500	1,342,514	1,339,071	3,443	—
Expiring 09/15/21	Citibank, N.A.	INR	95,500	1,273,891	1,272,451	1,440	—
Expiring 09/15/21	Citibank, N.A.	INR	69,500	927,950	926,025	1,925	—
Expiring 09/15/21	Citibank, N.A.	INR	42,500	567,588	566,274	1,314	—
Expiring 09/15/21	Citibank, N.A.	INR	11,500	153,471	153,227	244	—
Expiring 09/15/21	Citibank, N.A.	INR	9,663	128,955	128,744	211	—
Expiring 09/15/21	Citibank, N.A.	INR	9,536	127,976	127,059	917	—
Expiring 09/15/21	Citibank, N.A.	INR	5,960	80,159	79,411	748	—
Expiring 09/15/21	Citibank, N.A.	INR	4,927	66,726	65,641	1,085	—
Expiring 09/15/21	Citibank, N.A.	INR	3,576	47,973	47,647	326	—
Expiring 09/15/21	Citibank, N.A.	INR	3,576	47,980	47,647	333	—
Expiring 09/15/21	Citibank, N.A.	INR	3,576	48,063	47,647	416	—
Expiring 09/15/21	Citibank, N.A.	INR	3,576	48,063	47,647	416	—
Expiring 09/15/21	Citibank, N.A.	INR	2,980	40,099	39,706	393	—
Expiring 09/15/21	Citibank, N.A.	INR	2,980	40,091	39,706	385	—
Expiring 09/15/21	Citibank, N.A.	INR	2,980	40,163	39,706	457	—
Expiring 09/15/21	Citibank, N.A.	INR	2,980	40,163	39,706	457	—
Expiring 09/15/21	Citibank, N.A.	INR	2,980	40,520	39,706	814	—
Expiring 09/15/21	Citibank, N.A.	INR	2,980	40,520	39,705	815	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	110,000	1,469,014	1,465,649	3,365	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	102,500	1,364,228	1,365,720	—	(1,492)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	100,500	1,342,513	1,339,072	3,441	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	95,500	1,273,890	1,272,451	1,439	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	69,500	927,949	926,025	1,924	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	42,500	567,587	566,274	1,313	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	11,500	153,471	153,227	244	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	9,663	128,955	128,744	211	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	9,536	127,976	127,059	917	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	5,960	80,171	79,411	760	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	4,927	66,726	65,641	1,085	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	3,576	47,973	47,647	326	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	3,576	47,980	47,647	333	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	3,576	48,063	47,647	416	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	3,576	48,063	47,647	416	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	2,980	40,093	39,706	387	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	2,980	40,091	39,706	385	—

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	2,980	$40,163	$39,706	$457	$—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	2,980	40,164	39,706	458	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	2,980	40,519	39,706	813	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	2,980	40,514	39,706	808	—
Indonesian Rupiah,
Expiring 09/15/21	Citibank, N.A.	IDR	3,040,129	209,259	206,811	2,448	—
Expiring 09/15/21	Citibank, N.A.	IDR	2,280,097	156,112	155,109	1,003	—
Expiring 09/15/21	Citibank, N.A.	IDR	2,280,097	156,573	155,109	1,464	—
Expiring 09/15/21	Citibank, N.A.	IDR	1,900,081	130,814	129,257	1,557	—
Expiring 09/15/21	Citibank, N.A.	IDR	1,900,081	130,912	129,257	1,655	—
Expiring 09/15/21	Citibank, N.A.	IDR	1,900,081	131,207	129,257	1,950	—
Expiring 09/15/21	Citibank, N.A.	IDR	1,900,081	131,221	129,258	1,963	—
Expiring 09/15/21	Citibank, N.A.	IDR	104,497	7,115	7,109	6	—
Expiring 09/15/21	Citibank, N.A.	IDR	86,189	5,949	5,863	86	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	3,040,129	209,259	206,812	2,447	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	2,280,097	156,111	155,108	1,003	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	2,280,097	156,572	155,108	1,464	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	1,900,081	130,814	129,257	1,557	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	1,900,081	130,912	129,257	1,655	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	1,900,081	131,207	129,257	1,950	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	1,900,081	131,220	129,257	1,963	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	104,497	7,115	7,109	6	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	IDR	86,189	5,949	5,863	86	—
Israeli Shekel,
Expiring 09/17/21	Citibank, N.A.	ILS	7,123	2,185,262	2,186,718	—	(1,456)
Expiring 09/17/21	Citibank, N.A.	ILS	3,561	1,093,612	1,093,359	253	—
Expiring 09/17/21	Citibank, N.A.	ILS	2,512	776,109	771,365	4,744	—
Expiring 09/17/21	Citibank, N.A.	ILS	1,825	561,585	560,303	1,282	—
Expiring 09/17/21	Citibank, N.A.	ILS	1,825	561,456	560,304	1,152	—
Expiring 09/17/21	Citibank, N.A.	ILS	1,600	491,753	491,224	529	—
Expiring 09/17/21	Citibank, N.A.	ILS	1,400	431,727	429,822	1,905	—
Expiring 09/17/21	Citibank, N.A.	ILS	900	277,354	276,314	1,040	—
Expiring 09/17/21	Citibank, N.A.	ILS	534	164,974	164,004	970	—
Expiring 09/17/21	Citibank, N.A.	ILS	515	158,939	157,991	948	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	7,123	2,185,259	2,186,718	—	(1,459)
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	3,561	1,093,610	1,093,359	251	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	2,512	776,108	771,365	4,743	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	1,825	561,585	560,303	1,282	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	1,825	561,455	560,303	1,152	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	1,600	491,753	491,225	528	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	1,400	431,726	429,821	1,905	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	900	277,353	276,314	1,039	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	534	164,973	164,004	969	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	515	158,938	157,990	948	—
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	22,500	1,125,249	1,117,835	7,414	—
Expiring 09/15/21	Citibank, N.A.	MXN	5,070	249,878	251,889	—	(2,011)
Expiring 09/15/21	Citibank, N.A.	MXN	4,000	201,291	198,726	2,565	—
Expiring 09/15/21	Citibank, N.A.	MXN	609	30,236	30,262	—	(26)
Expiring 09/15/21	Citibank, N.A.	MXN	609	30,278	30,263	15	—
Expiring 09/15/21	Citibank, N.A.	MXN	609	30,301	30,262	39	—
Expiring 09/15/21	Citibank, N.A.	MXN	609	30,127	30,262	—	(135)
Expiring 09/15/21	Citibank, N.A.	MXN	433	21,590	21,487	103	—
Expiring 09/15/21	Citibank, N.A.	MXN	131	6,418	6,508	—	(90)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	22,500	1,125,248	1,117,835	7,413	—

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	5,070	$249,878	$251,889	$—	$(2,011)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	4,000	201,291	198,726	2,565	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	609	30,236	30,262	—	(26)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	609	30,278	30,263	15	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	609	30,301	30,262	39	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	609	30,127	30,262	—	(135)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	433	21,590	21,487	103	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	131	6,418	6,508	—	(90)
New Taiwanese Dollar,
Expiring 09/15/21	Citibank, N.A.	TWD	36,449	1,321,446	1,314,004	7,442	—
Expiring 09/15/21	Citibank, N.A.	TWD	36,449	1,321,222	1,314,004	7,218	—
Expiring 09/15/21	Citibank, N.A.	TWD	36,449	1,343,471	1,314,004	29,467	—
Expiring 09/15/21	Citibank, N.A.	TWD	36,448	1,323,788	1,314,004	9,784	—
Expiring 09/15/21	Citibank, N.A.	TWD	29,500	1,080,404	1,063,504	16,900	—
Expiring 09/15/21	Citibank, N.A.	TWD	19,000	684,323	684,969	—	(646)
Expiring 09/15/21	Citibank, N.A.	TWD	16,500	595,407	594,841	566	—
Expiring 09/15/21	Citibank, N.A.	TWD	14,095	514,850	508,149	6,701	—
Expiring 09/15/21	Citibank, N.A.	TWD	11,311	412,195	407,755	4,440	—
Expiring 09/15/21	Citibank, N.A.	TWD	4,938	177,856	178,020	—	(164)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	36,449	1,323,786	1,314,004	9,782	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	36,449	1,321,220	1,314,004	7,216	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	36,448	1,321,444	1,314,004	7,440	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	36,448	1,343,469	1,314,004	29,465	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	29,500	1,080,403	1,063,504	16,899	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	19,000	684,322	684,969	—	(647)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	16,500	595,406	594,841	565	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	14,095	514,849	508,148	6,701	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	11,311	412,194	407,754	4,440	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	4,938	177,856	178,020	—	(164)
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	52	13,687	13,419	268	—
Expiring 09/15/21	Citibank, N.A.	PEN	50	13,215	13,028	187	—
Expiring 09/15/21	Citibank, N.A.	PEN	50	13,080	13,029	51	—
Expiring 09/15/21	Citibank, N.A.	PEN	50	12,910	13,029	—	(119)
Expiring 09/15/21	Citibank, N.A.	PEN	50	12,780	13,029	—	(249)
Expiring 09/15/21	Citibank, N.A.	PEN	8	1,961	1,955	6	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	52	13,687	13,419	268	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	50	13,215	13,028	187	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	50	13,080	13,029	51	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	50	12,910	13,029	—	(119)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	50	12,779	13,028	—	(249)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	8	1,961	1,955	6	—
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	51,992	1,076,888	1,058,692	18,196	—
Expiring 09/15/21	Citibank, N.A.	PHP	44,565	919,171	907,450	11,721	—
Expiring 09/15/21	Citibank, N.A.	PHP	37,137	768,010	756,208	11,802	—
Expiring 09/15/21	Citibank, N.A.	PHP	24,000	495,856	488,699	7,157	—
Expiring 09/15/21	Citibank, N.A.	PHP	21,000	436,643	427,611	9,032	—
Expiring 09/15/21	Citibank, N.A.	PHP	14,855	308,334	302,484	5,850	—
Expiring 09/15/21	Citibank, N.A.	PHP	14,500	302,296	295,255	7,041	—
Expiring 09/15/21	Citibank, N.A.	PHP	13,500	277,765	274,893	2,872	—
Expiring 09/15/21	Citibank, N.A.	PHP	7,000	145,742	142,537	3,205	—
Expiring 09/15/21	Citibank, N.A.	PHP	6,500	132,962	132,356	606	—
Expiring 09/15/21	Citibank, N.A.	PHP	5,000	104,195	101,813	2,382	—
Expiring 09/15/21	Citibank, N.A.	PHP	4,000	82,071	81,450	621	—

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/15/21	Citibank, N.A.	PHP	423	$8,653	$8,613	$40	$—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	51,992	1,076,886	1,058,691	18,195	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	44,565	919,170	907,450	11,720	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	37,137	768,009	756,208	11,801	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	24,000	495,855	488,699	7,156	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	21,000	436,643	427,612	9,031	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	14,855	308,333	302,483	5,850	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	14,500	302,296	295,256	7,040	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	13,500	277,765	274,893	2,872	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	7,000	145,742	142,537	3,205	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	6,500	132,962	132,356	606	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	5,000	104,194	101,812	2,382	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	4,000	82,071	81,450	621	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	423	8,653	8,613	40	—
Polish Zloty,
Expiring 09/15/21	Citibank, N.A.	PLN	5,921	1,601,508	1,553,307	48,201	—
Expiring 09/15/21	Citibank, N.A.	PLN	5,921	1,598,784	1,553,307	45,477	—
Expiring 09/15/21	Citibank, N.A.	PLN	5,033	1,376,446	1,320,311	56,135	—
Expiring 09/15/21	Citibank, N.A.	PLN	4,796	1,304,575	1,258,178	46,397	—
Expiring 09/15/21	Citibank, N.A.	PLN	1,125	305,608	295,129	10,479	—
Expiring 09/15/21	Citibank, N.A.	PLN	888	243,120	232,996	10,124	—
Expiring 09/15/21	Citibank, N.A.	PLN	278	75,671	72,926	2,745	—
Expiring 09/15/21	Citibank, N.A.	PLN	38	9,860	9,837	23	—
Expiring 09/15/21	Citibank, N.A.	PLN	24	6,519	6,296	223	—
Expiring 09/15/21	Citibank, N.A.	PLN	2	543	524	19	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	5,921	1,601,505	1,553,306	48,199	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	5,921	1,598,781	1,553,306	45,475	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	5,033	1,376,444	1,320,311	56,133	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	4,796	1,304,573	1,258,178	46,395	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	1,125	305,607	295,128	10,479	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	888	243,120	232,996	10,124	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	278	75,671	72,926	2,745	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	38	9,860	9,837	23	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	24	6,519	6,296	223	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PLN	2	543	524	19	—
Russian Ruble,
Expiring 09/15/21	Citibank, N.A.	RUB	3,921	52,453	52,988	—	(535)
Expiring 09/15/21	Citibank, N.A.	RUB	3,921	52,502	52,988	—	(486)
Expiring 09/15/21	Citibank, N.A.	RUB	3,921	52,441	52,989	—	(548)
Expiring 09/15/21	Citibank, N.A.	RUB	3,921	52,775	52,989	—	(214)
Expiring 09/15/21	Citibank, N.A.	RUB	3,240	43,983	43,777	206	—
Expiring 09/15/21	Citibank, N.A.	RUB	1,838	24,723	24,831	—	(108)
Expiring 09/15/21	Citibank, N.A.	RUB	1,730	23,213	23,372	—	(159)
Expiring 09/15/21	Citibank, N.A.	RUB	26	343	345	—	(2)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	3,921	52,453	52,988	—	(535)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	3,921	52,502	52,988	—	(486)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	3,921	52,440	52,988	—	(548)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	3,921	52,775	52,989	—	(214)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	3,240	43,983	43,778	205	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	1,838	24,723	24,832	—	(109)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	1,730	23,213	23,372	—	(159)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	26	343	345	—	(2)
Saudi Arabian Riyal,
Expiring 09/15/21	Citibank, N.A.	SAR	627	167,070	167,044	26	—
Expiring 09/15/21	Citibank, N.A.	SAR	627	167,048	167,044	4	—

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Saudi Arabian Riyal (cont’d.),
Expiring 09/15/21	Citibank, N.A.	SAR	537	$143,177	$143,180	$—	$(3)
Expiring 09/15/21	Citibank, N.A.	SAR	489	130,332	130,346	—	(14)
Expiring 09/15/21	Citibank, N.A.	SAR	150	39,982	39,983	—	(1)
Expiring 09/15/21	Citibank, N.A.	SAR	100	26,655	26,656	—	(1)
Expiring 09/15/21	Citibank, N.A.	SAR	100	26,656	26,656	—	—
Expiring 09/15/21	Citibank, N.A.	SAR	100	26,654	26,654	—	—
Expiring 09/15/21	Citibank, N.A.	SAR	50	13,328	13,328	—	—
Expiring 09/15/21	Citibank, N.A.	SAR	50	13,328	13,327	1	—
Expiring 09/15/21	Citibank, N.A.	SAR	50	13,328	13,328	—	—
Expiring 09/15/21	Citibank, N.A.	SAR	8	1,999	1,999	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	627	167,070	167,045	25	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	627	167,048	167,044	4	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	537	143,177	143,181	—	(4)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	489	130,332	130,346	—	(14)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	150	39,982	39,984	—	(2)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	100	26,655	26,656	—	(1)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	100	26,656	26,656	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	100	26,654	26,654	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	50	13,328	13,328	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	50	13,328	13,328	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	50	13,328	13,328	—	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SAR	8	1,999	1,999	—	—
Singapore Dollar,
Expiring 09/15/21	Citibank, N.A.	SGD	4,378	3,283,558	3,255,709	27,849	—
Expiring 09/15/21	Citibank, N.A.	SGD	3,284	2,465,952	2,441,781	24,171	—
Expiring 09/15/21	Citibank, N.A.	SGD	3,284	2,467,415	2,441,782	25,633	—
Expiring 09/15/21	Citibank, N.A.	SGD	2,760	2,084,493	2,052,479	32,014	—
Expiring 09/15/21	Citibank, N.A.	SGD	2,736	2,063,638	2,034,818	28,820	—
Expiring 09/15/21	Citibank, N.A.	SGD	2,736	2,066,826	2,034,818	32,008	—
Expiring 09/15/21	Citibank, N.A.	SGD	2,736	2,073,397	2,034,817	38,580	—
Expiring 09/15/21	Citibank, N.A.	SGD	2,736	2,069,186	2,034,818	34,368	—
Expiring 09/15/21	Citibank, N.A.	SGD	820	610,356	609,795	561	—
Expiring 09/15/21	Citibank, N.A.	SGD	390	294,424	290,024	4,400	—
Expiring 09/15/21	Citibank, N.A.	SGD	315	238,096	234,250	3,846	—
Expiring 09/15/21	Citibank, N.A.	SGD	45	33,912	33,464	448	—
Expiring 09/15/21	Citibank, N.A.	SGD	40	30,233	29,746	487	—
Expiring 09/15/21	Citibank, N.A.	SGD	5	3,768	3,719	49	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	4,378	3,283,554	3,255,709	27,845	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	3,284	2,465,949	2,441,781	24,168	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	3,283	2,467,410	2,441,780	25,630	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	2,760	2,084,491	2,052,480	32,011	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	2,736	2,063,636	2,034,818	28,818	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	2,736	2,066,823	2,034,818	32,005	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	2,736	2,073,395	2,034,818	38,577	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	2,736	2,069,182	2,034,816	34,366	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	820	610,355	609,794	561	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	390	294,424	290,024	4,400	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	315	238,096	234,250	3,846	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	45	33,912	33,464	448	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	40	30,233	29,746	487	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	5	3,768	3,719	49	—
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	9,600	672,483	665,707	6,776	—
Expiring 09/15/21	Citibank, N.A.	ZAR	3,950	275,816	273,910	1,906	—
Expiring 09/15/21	Citibank, N.A.	ZAR	1,900	131,313	131,753	—	(440)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/15/21	Citibank, N.A.	ZAR	746	$52,374	$51,717	$657	$—
Expiring 09/15/21	Citibank, N.A.	ZAR	559	39,359	38,788	571	—
Expiring 09/15/21	Citibank, N.A.	ZAR	559	39,570	38,788	782	—
Expiring 09/15/21	Citibank, N.A.	ZAR	559	39,358	38,787	571	—
Expiring 09/15/21	Citibank, N.A.	ZAR	462	31,885	32,003	—	(118)
Expiring 09/15/21	Citibank, N.A.	ZAR	373	26,555	25,858	697	—
Expiring 09/15/21	Citibank, N.A.	ZAR	373	26,797	25,859	938	—
Expiring 09/15/21	Citibank, N.A.	ZAR	373	26,856	25,859	997	—
Expiring 09/15/21	Citibank, N.A.	ZAR	186	13,345	12,930	415	—
Expiring 09/15/21	Citibank, N.A.	ZAR	127	9,137	8,772	365	—
Expiring 09/15/21	Citibank, N.A.	ZAR	96	6,833	6,623	210	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	9,600	672,483	665,708	6,775	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	3,950	275,816	273,911	1,905	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,900	131,313	131,753	—	(440)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	746	52,374	51,717	657	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	559	39,359	38,788	571	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	559	39,570	38,788	782	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	559	39,358	38,788	570	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	462	31,885	32,003	—	(118)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	373	26,555	25,858	697	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	373	26,797	25,859	938	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	373	26,855	25,858	997	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	186	13,345	12,930	415	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	127	9,137	8,772	365	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	96	6,833	6,623	210	—
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	3,805,015	3,391,111	3,366,272	24,839	—
Expiring 09/15/21	Citibank, N.A.	KRW	3,805,015	3,393,572	3,366,271	27,301	—
Expiring 09/15/21	Citibank, N.A.	KRW	3,805,015	3,403,273	3,366,272	37,001	—
Expiring 09/15/21	Citibank, N.A.	KRW	3,805,015	3,405,802	3,366,272	39,530	—
Expiring 09/15/21	Citibank, N.A.	KRW	820,000	730,711	725,449	5,262	—
Expiring 09/15/21	Citibank, N.A.	KRW	795,000	704,666	703,331	1,335	—
Expiring 09/15/21	Citibank, N.A.	KRW	589,571	527,771	521,589	6,182	—
Expiring 09/15/21	Citibank, N.A.	KRW	585,000	521,221	517,546	3,675	—
Expiring 09/15/21	Citibank, N.A.	KRW	209,859	185,276	185,661	—	(385)
Expiring 09/15/21	Citibank, N.A.	KRW	105,000	93,905	92,893	1,012	—
Expiring 09/15/21	Citibank, N.A.	KRW	29,445	26,342	26,050	292	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	3,805,015	3,391,106	3,366,271	24,835	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	3,805,015	3,393,568	3,366,272	27,296	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	3,805,015	3,403,269	3,366,272	36,997	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	3,805,015	3,405,797	3,366,271	39,526	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	820,000	730,710	725,449	5,261	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	795,000	704,665	703,331	1,334	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	589,571	527,770	521,589	6,181	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	585,000	521,220	517,546	3,674	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	209,859	185,276	185,661	—	(385)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	105,000	93,905	92,893	1,012	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	29,445	26,342	26,050	292	—
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	2,500	79,889	77,979	1,910	—
Expiring 09/15/21	Citibank, N.A.	THB	1,000	31,720	31,191	529	—
Expiring 09/15/21	Citibank, N.A.	THB	1,000	31,810	31,192	618	—
Expiring 09/15/21	Citibank, N.A.	THB	1,000	32,011	31,192	819	—
Expiring 09/15/21	Citibank, N.A.	THB	1,000	31,529	31,190	339	—
Expiring 09/15/21	Citibank, N.A.	THB	765	24,225	23,845	380	—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/15/21	Citibank, N.A.	THB	588	$18,265	$18,341	$—	$(76)
Expiring 09/15/21	Citibank, N.A.	THB	573	18,192	17,885	307	—
Expiring 09/15/21	Citibank, N.A.	THB	573	18,172	17,884	288	—
Expiring 09/15/21	Citibank, N.A.	THB	500	15,697	15,595	102	—
Expiring 09/15/21	Citibank, N.A.	THB	500	16,035	15,596	439	—
Expiring 09/15/21	Citibank, N.A.	THB	500	16,016	15,595	421	—
Expiring 09/15/21	Citibank, N.A.	THB	500	15,895	15,596	299	—
Expiring 09/15/21	Citibank, N.A.	THB	500	16,016	15,596	420	—
Expiring 09/15/21	Citibank, N.A.	THB	500	15,570	15,594	—	(24)
Expiring 09/15/21	Citibank, N.A.	THB	478	15,164	14,904	260	—
Expiring 09/15/21	Citibank, N.A.	THB	478	15,232	14,903	329	—
Expiring 09/15/21	Citibank, N.A.	THB	478	15,204	14,904	300	—
Expiring 09/15/21	Citibank, N.A.	THB	478	15,289	14,903	386	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	2,500	79,889	77,979	1,910	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	1,000	31,720	31,191	529	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	1,000	31,810	31,192	618	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	1,000	32,011	31,192	819	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	1,000	31,529	31,190	339	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	764	24,225	23,845	380	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	588	18,265	18,341	—	(76)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	573	18,192	17,885	307	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	573	18,172	17,885	287	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	15,697	15,595	102	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	16,035	15,596	439	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	16,016	15,595	421	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	15,895	15,596	299	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	16,016	15,596	420	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	500	15,570	15,596	—	(26)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	478	15,164	14,904	260	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	478	15,232	14,903	329	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	478	15,204	14,904	300	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	478	15,289	14,903	386	—

				$215,257,692	$213,001,540	2,661,127	(404,975)

						$5,645,549	$(2,485,898)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$1,067,240	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$11,591,036	$—	$—
Chile	546,186	2,108,452	—
China	27,910,931	162,280,737	297,104
Greece	—	—	1
Hong Kong	—	13,532,654	—
Hungary	—	3,669,503	—
India	7,969,199	32,149,083	—
Indonesia	—	10,802,526	—
Malaysia	—	5,412,285	—
Mexico	16,126,198	—	—
Peru	1,482,202	—	—
Philippines	186,378	1,423,797	—
Poland	—	988,856	—
Qatar	—	645,767	—
Russia	—	23,964,898	—
Saudi Arabia	—	10,229,819	—
South Africa	1,335,863	13,717,719	—
South Korea	378,082	90,980,670	—
Taiwan	22,176,800	84,891,035	—
Tanzania	1,503,791	—	—
Thailand	—	1,270,736	—
Turkey	—	1,814,432	—
United Arab Emirates	—	603,437	—
United States	4,180,808	—	—
Preferred Stocks
Brazil	2,179,486	—	—
Short-Term Investments
Affiliated Mutual Funds	19,024,034	—	—
Unaffiliated Fund	12,125,626	—	—

Total	$128,716,620	$460,486,406	$297,105

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$5,645,549	$—

Liabilities
Futures Contracts	$(68,488)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,485,898)	—

Total	$(68,488)	$(2,485,898)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Semiconductors & Semiconductor Equipment	14.2%
Banks	12.4
Technology Hardware, Storage & Peripherals	8.4
Internet & Direct Marketing Retail	7.5
Metals & Mining	4.3
Interactive Media & Services	3.8
Insurance	3.7
IT Services	3.6

Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	3.2%
Oil, Gas & Consumable Fuels	2.9
Electronic Equipment, Instruments & Components	2.7
Capital Markets	2.6
Chemicals	2.5
Household Durables	2.2
Food Products	2.1

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Automobiles	2.1%
Unaffiliated Fund	2.1
Food & Staples Retailing	2.1
Entertainment	1.7
Textiles, Apparel & Luxury Goods	1.5
Pharmaceuticals	1.4
Construction Materials	1.2
Auto Components	1.1
Diversified Telecommunication Services	1.0
Specialty Retail	1.0
Real Estate Management & Development	0.9
Industrial Conglomerates	0.8
Health Care Equipment & Supplies	0.7
Electrical Equipment	0.6
Marine	0.6
Personal Products	0.6
Machinery	0.5
Beverages	0.5
Gas Utilities	0.4
Health Care Providers & Services	0.4
Biotechnology	0.4
Hotels, Restaurants & Leisure	0.4
Media	0.3

Wireless Telecommunication Services	0.3%
Diversified Financial Services	0.3
Building Products	0.2
Diversified Consumer Services	0.2
Water Utilities	0.2
Household Products	0.2
Communications Equipment	0.2
Air Freight & Logistics	0.2
Independent Power & Renewable Electricity Producers	0.2
Construction & Engineering	0.2
Electric Utilities	0.1
Transportation Infrastructure	0.1
Road & Rail	0.1
Paper & Forest Products	0.1
Commercial Services & Supplies	0.1
Life Sciences Tools & Services	0.0 *

101.1
Liabilities in excess of other assets	(1.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$68,488	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,645,549	Unrealized depreciation on OTC forward foreign currency exchange contracts	2,485,898

		$5,645,549		$2,554,386

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$1,611,114	$—
Foreign exchange contracts	—	2,712,760

Total	$1,611,114	$2,712,760

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$(487,009)	$—
Foreign exchange contracts	—	2,987,718

Total	$(487,009)	$2,987,718

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$15,264,420	$195,282,988

Forward Foreign Currency Exchange Contracts—Sold(2)
$194,744,873

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$14,670,484	$(14,670,484)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$2,822,860	$(1,242,895)	$1,579,965	$(1,579,965)	$—
JPMorgan Chase Bank, N.A.	2,822,689	(1,243,003)	1,579,686	—	1,579,686

	$5,645,549	$(2,485,898)	$3,159,651	$(1,579,965)	$1,579,686

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $14,670,484:
Unaffiliated investments (cost $474,089,995)	$570,476,097
Affiliated investments (cost $19,025,207)	19,024,034
Cash segregated for counterparty — OTC	2,570,000
Foreign currency, at value (cost $1,946,343)	1,852,568
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,645,549
Dividends receivable	1,964,193
Deposit with broker for centrally cleared/exchange-traded derivatives	1,067,240
Receivable for investments sold	138,804
Receivable for Portfolio shares sold	47,894
Tax reclaim receivable	29,400
Receivable from affiliate	17,165
Prepaid expenses and other assets	87,729

Total Assets	602,920,673

LIABILITIES
Payable to broker for collateral for securities on loan	15,107,573
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,485,898
Foreign capital gains tax liability accrued	1,252,404
Management fee payable	307,855
Due to broker-variation margin futures	263,233
Accrued expenses and other liabilities	251,462
Payable for investments purchased	33,545
Distribution fee payable	24,012
Payable to affiliate	18,312
Payable for Portfolio shares purchased	1,100
Affiliated transfer agent fee payable	433

Total Liabilities	19,745,827

NET ASSETS	$583,174,846

Net assets were comprised of:
Partners’ Equity	$583,174,846

Net asset value and redemption price per share, $583,174,846 / 52,631,674 outstanding shares of beneficial interest	$11.08

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $451,555 foreign withholding tax, of which $75,704 is reimbursable by an affiliate)	$8,624,623
Income from securities lending, net (including affiliated income of $4,872)	14,524
Affiliated dividend income	3,612

Total income	8,642,759

EXPENSES
Management fee	3,453,447
Distribution fee	935,342
Custodian and accounting fees	289,688
Audit fee	18,231
Legal fees and expenses	10,228
Trustees’ fees	8,863
Shareholders’ reports	4,653
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	4,359
Miscellaneous	54,456

Total expenses	4,779,267

NET INVESTMENT INCOME (LOSS)	3,863,492

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,556)) (net of foreign capital gains taxes $(740,406))	121,711,921
Futures transactions	1,611,114
Forward currency contract transactions	2,712,760
Foreign currency transactions	(319,078)

125,716,717

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,173)) (net of change in foreign capital gains taxes $734,704)	(73,341,359)
Futures	(487,009)
Forward currency contracts	2,987,718
Foreign currencies	(43,940)

(70,884,590)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	54,832,127

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,695,619

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,863,492	$6,169,381
Net realized gain (loss) on investment and foreign currency transactions	125,716,717	(75,867,086)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(70,884,590)	157,984,472

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,695,619	88,286,767

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,964,742 and 64,393,844 shares, respectively]	21,277,398	502,389,093
Portfolio shares issued in merger [0 and 4,103,328 shares, respectively]	—	35,124,491
Portfolio shares purchased [25,580,201 and 34,588,068 shares, respectively]	(277,983,000)	(261,675,109)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(256,705,602)	275,838,475

TOTAL INCREASE (DECREASE)	(198,009,983)	364,125,242
NET ASSETS:
Beginning of period	781,184,829	417,059,587

End of period	$583,174,846	$781,184,829

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 1.5%
AAR Corp.*	114,169	$4,424,049
Ducommun, Inc.*	38,782	2,115,946
Kaman Corp.	77,030	3,882,312
Maxar Technologies, Inc.(a)	85,969	3,431,882

		13,854,189

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.*	77,950	1,810,779

Airlines — 0.5%
Allegiant Travel Co.*	10,331	2,004,214
SkyWest, Inc.*	62,917	2,709,835

		4,714,049

Auto Components — 1.2%
Adient PLC*	194,234	8,779,377
Goodyear Tire & Rubber Co. (The)*	130,084	2,230,940

		11,010,317

Automobiles — 0.1%
Workhorse Group, Inc.*	58,470	970,017

Banks — 15.4%
Amalgamated Financial Corp.	49,550	774,467
Ameris Bancorp	130,610	6,612,784
Atlantic Union Bankshares Corp.	145,220	5,259,868
BancorpSouth Bank	156,777	4,441,492
Banner Corp.	101,857	5,521,668
Brookline Bancorp, Inc.	222,715	3,329,589
Cadence BanCorp	63,529	1,326,486
Columbia Banking System, Inc.	155,370	5,991,067
Community Bank System, Inc.	81,058	6,132,038
ConnectOne Bancorp, Inc.	143,309	3,750,397
CVB Financial Corp.	254,423	5,238,570
FB Financial Corp.	124,883	4,660,634
First Financial Bankshares, Inc.(a)	73,626	3,617,245
First Merchants Corp.	127,463	5,311,383
First of Long Island Corp. (The)	27,485	583,507
German American Bancorp, Inc.	63,994	2,380,577
Glacier Bancorp, Inc.(a)	112,929	6,220,129
Great Western Bancorp, Inc.	91,760	3,008,810
Hancock Whitney Corp.	92,705	4,119,810
Heritage Financial Corp.	102,464	2,563,649
Home BancShares, Inc.	177,819	4,388,573
Independent Bank Corp.(a)	58,006	4,379,453
Lakeland Financial Corp.	84,487	5,207,779
OceanFirst Financial Corp.	184,758	3,850,357
Pacific Premier Bancorp, Inc.	137,934	5,833,229
PacWest Bancorp(a)	86,167	3,546,634
Pinnacle Financial Partners, Inc.(a)	61,911	5,466,122
Renasant Corp.(a)	131,679	5,267,160
South State Corp.	90,570	7,405,003
Towne Bank	97,201	2,956,854
TriCo Bancshares	89,937	3,829,517
United Community Banks, Inc.	192,276	6,154,755

		139,129,606

Beverages — 0.5%
Primo Water Corp.	291,619	4,878,786

	Shares	Value
COMMON STOCKS (continued)
Biotechnology — 3.1%
Agios Pharmaceuticals, Inc.*(a)	63,047	$3,474,520
Alkermes PLC*	104,469	2,561,580
Allogene Therapeutics, Inc.*	65,015	1,695,591
Arena Pharmaceuticals, Inc.*	50,602	3,451,056
Bluebird Bio, Inc.*	82,062	2,624,343
Blueprint Medicines Corp.*	14,020	1,233,199
Inovio Pharmaceuticals, Inc.*	85,880	796,108
Invitae Corp.*	74,764	2,521,790
Ironwood Pharmaceuticals, Inc.*	157,117	2,022,096
MannKind Corp.*	102,685	559,633
Myriad Genetics, Inc.*	99,050	3,028,949
REVOLUTION Medicines, Inc.*	32,836	1,042,215
Turning Point Therapeutics, Inc.*	37,377	2,916,153

		27,927,233

Building Products — 1.4%
Gibraltar Industries, Inc.*	44,346	3,384,043
Griffon Corp.	38,422	984,756
Resideo Technologies, Inc.*	259,853	7,795,590

		12,164,389

Capital Markets — 1.4%
Hamilton Lane, Inc. (Class A Stock)	24,819	2,261,507
Houlihan Lokey, Inc.	38,106	3,116,690
PJT Partners, Inc. (Class A Stock)	39,310	2,805,948
Stifel Financial Corp.	63,895	4,144,230

		12,328,375

Chemicals — 2.3%
Amyris, Inc.*(a)	65,415	1,070,843
Avient Corp.	230,037	11,308,619
HB Fuller Co.	14,347	912,613
Kraton Corp.*	41,706	1,346,687
Tronox Holdings PLC (Class A Stock)	261,820	5,864,768

		20,503,530

Commercial Services & Supplies — 1.4%
Brady Corp. (Class A Stock)	64,494	3,614,244
Deluxe Corp.	96,538	4,611,620
UniFirst Corp.	17,900	4,200,056

		12,425,920

Communications Equipment — 0.7%
NetScout Systems, Inc.*	67,686	1,931,758
Viavi Solutions, Inc.*	265,918	4,696,112

		6,627,870

Construction & Engineering — 1.5%
Arcosa, Inc.	76,838	4,513,464
Dycom Industries, Inc.*(a)	52,141	3,886,069
WillScot Mobile Mini Holdings Corp.*	178,599	4,977,554

		13,377,087

Construction Materials — 0.5%
Summit Materials, Inc. (Class A Stock)*	131,343	4,577,304

Consumer Finance — 0.8%
FirstCash, Inc.	39,620	3,028,553
Green Dot Corp. (Class A Stock)*(a)	82,417	3,861,236

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Oportun Financial Corp.*	35,717	$715,412

		7,605,201

Diversified Financial Services — 0.1%
Alerus Financial Corp.	25,246	732,387

Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.*	95,583	3,822,364

Electric Utilities — 2.0%
ALLETE, Inc.	85,491	5,982,660
IDACORP, Inc.	60,246	5,873,985
MGE Energy, Inc.	76,379	5,685,653
Portland General Electric Co.	11,907	548,675

		18,090,973

Electronic Equipment, Instruments & Components — 1.8%
CTS Corp.	85,123	3,163,171
FARO Technologies, Inc.*	51,075	3,972,103
Knowles Corp.*	52,149	1,029,421
Rogers Corp.*	23,701	4,759,161
TTM Technologies, Inc.*(a)	237,470	3,395,821

		16,319,677

Energy Equipment & Services — 1.2%
Cactus, Inc. (Class A Stock)	118,578	4,354,184
ChampionX Corp.*	259,554	6,657,560

		11,011,744

Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	72,271	1,586,349

Equity Real Estate Investment Trusts (REITs) — 9.7%
Acadia Realty Trust	249,732	5,484,115
DigitalBridge Group, Inc.*(a)	582,930	4,605,147
EastGroup Properties, Inc.	23,248	3,823,134
Healthcare Realty Trust, Inc.	250,373	7,561,265
Highwoods Properties, Inc.	157,886	7,131,711
Hudson Pacific Properties, Inc.	257,647	7,167,739
Life Storage, Inc.(a)	19,059	2,045,984
National Health Investors, Inc.	86,573	5,804,720
Park Hotels & Resorts, Inc.*	197,499	4,070,454
Pebblebrook Hotel Trust(a)	314,559	7,407,864
PS Business Parks, Inc.	20,228	2,995,362
RLJ Lodging Trust	344,655	5,249,096
Ryman Hospitality Properties, Inc.*	77,192	6,095,080
Sabra Health Care REIT, Inc.	216,783	3,945,451
SITE Centers Corp.	216,218	3,256,243
STAG Industrial, Inc.	155,638	5,825,530
Terreno Realty Corp.	74,828	4,827,902

		87,296,797

Food & Staples Retailing — 0.7%
Performance Food Group Co.*	63,366	3,072,617
United Natural Foods, Inc.*	91,573	3,386,370

		6,458,987

Food Products — 1.5%
Hostess Brands, Inc.*(a)	280,701	4,544,549
Sanderson Farms, Inc.	10,604	1,993,234

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Simply Good Foods Co. (The)*	84,399	$3,081,407
Utz Brands, Inc.(a)	157,663	3,435,477

		13,054,667

Gas Utilities — 1.3%
Chesapeake Utilities Corp.	38,270	4,605,029
ONE Gas, Inc.	92,101	6,826,526

		11,431,555

Health Care Equipment & Supplies — 2.6%
Avanos Medical, Inc.*	123,971	4,508,825
CONMED Corp.	34,937	4,801,392
Figs, Inc. (Class A Stock)*	24,590	1,231,959
LivaNova PLC*	40,248	3,385,260
Merit Medical Systems, Inc.*	71,520	4,624,483
NuVasive, Inc.*	76,577	5,190,389

		23,742,308

Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.*	69,668	4,371,667
AMN Healthcare Services, Inc.*	43,836	4,251,215
Option Care Health, Inc.*	193,852	4,239,543
Owens & Minor, Inc.	87,304	3,695,579
Tenet Healthcare Corp.*	122,419	8,200,849

		24,758,853

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.*(a)	217,766	4,030,849

Hotels, Restaurants & Leisure — 1.7%
Bloomin’ Brands, Inc.*	80,660	2,189,112
Boyd Gaming Corp.*	59,650	3,667,879
SeaWorld Entertainment, Inc.*	116,746	5,830,295
Travel + Leisure Co.	60,804	3,614,798

		15,302,084

Household Durables — 1.6%
Century Communities, Inc.	62,582	4,164,206
Installed Building Products, Inc.(a)	23,148	2,832,389
Meritage Homes Corp.*	71,538	6,730,295
Tupperware Brands Corp.*(a)	33,925	805,719

		14,532,609

Independent Power & Renewable Electricity Producers — 0.5%
Clearway Energy, Inc. (Class A Stock)	41,070	1,035,785
NextEra Energy Partners LP(a)	47,208	3,604,803

		4,640,588

Insurance — 2.8%
AMERISAFE, Inc.	32,926	1,965,353
BRP Group, Inc. (Class A Stock)*	88,967	2,370,971
CNO Financial Group, Inc.	186,100	4,395,682
Enstar Group Ltd.*	18,931	4,522,994
Primerica, Inc.	21,634	3,313,031
RLI Corp.(a)	29,006	3,033,737
Selective Insurance Group, Inc.	73,666	5,977,996

		25,579,764

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services — 0.5%
LiveRamp Holdings, Inc.*	98,833	$4,630,326

Leisure Products — 0.6%
Callaway Golf Co.*(a)	157,275	5,304,886

Life Sciences Tools & Services — 0.4%
Pacific Biosciences of California, Inc.*	93,659	3,275,255

Machinery — 6.3%
Astec Industries, Inc.	68,915	4,337,510
Chart Industries, Inc.*(a)	41,682	6,098,910
Colfax Corp.*	145,688	6,673,967
Columbus McKinnon Corp.	127,809	6,165,506
Federal Signal Corp.	134,811	5,423,447
Kennametal, Inc.	150,163	5,393,855
Proto Labs, Inc.*(a)	31,624	2,903,083
Rexnord Corp.(a)	196,887	9,852,225
SPX FLOW, Inc.	73,899	4,821,171
Terex Corp.	98,314	4,681,713

		56,351,387

Media — 2.3%
Entravision Communications Corp. (Class A Stock)	149,718	1,000,116
Gray Television, Inc.	116,716	2,731,155
iHeartMedia, Inc. (Class A Stock)*	211,040	5,683,307
John Wiley & Sons, Inc. (Class A Stock)	101,227	6,091,841
Nexstar Media Group, Inc. (Class A Stock)(a)	34,297	5,071,840

		20,578,259

Metals & Mining — 1.9%
Alcoa Corp.*	75,314	2,774,568
Allegheny Technologies, Inc.*	90,257	1,881,858
Arconic Corp.*	142,356	5,070,721
Coeur Mining, Inc.*	246,401	2,188,041
Commercial Metals Co.(a)	95,283	2,927,094
Constellium SE*(a)	139,552	2,644,510

		17,486,792

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
KKR Real Estate Finance Trust, Inc.(a)	207,186	4,481,433
PennyMac Mortgage Investment Trust	377,427	7,948,613
Two Harbors Investment Corp.(a)	594,049	4,491,010

		16,921,056

Multiline Retail — 0.4%
Big Lots, Inc.(a)	8,710	574,947
Macy’s, Inc.*(a)	149,408	2,832,776

		3,407,723

Oil, Gas & Consumable Fuels — 5.4%
Antero Resources Corp.*	454,932	6,837,628
Brigham Minerals, Inc. (Class A Stock)	169,510	3,608,868
CNX Resources Corp.*(a)	360,973	4,930,891
EQT Corp.*(a)	170,999	3,806,438
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	292,097	4,565,476
Matador Resources Co.(a)	75,247	2,709,644

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
PDC Energy, Inc.	116,283	$5,324,599
Range Resources Corp.*	291,508	4,885,674
Rattler Midstream LP	121,594	1,327,807
SM Energy Co.	183,015	4,507,659
Viper Energy Partners LP	301,936	5,685,455

		48,190,139

Paper & Forest Products — 0.2%
Domtar Corp.*	35,246	1,937,120

Pharmaceuticals — 0.3%
Intra-Cellular Therapies, Inc.*(a)	57,228	2,336,047

Professional Services — 2.6%
ASGN, Inc.*	56,290	5,456,190
First Advantage Corp.*	199,436	3,970,771
ICF International, Inc.	32,371	2,844,116
KBR, Inc.	217,776	8,308,154
ManTech International Corp. (Class A Stock)	36,525	3,160,873

		23,740,104

Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	134,074	2,664,050

Road & Rail — 1.0%
ArcBest Corp.	75,536	4,395,440
Saia, Inc.*(a)	23,876	5,001,783

		9,397,223

Semiconductors & Semiconductor Equipment — 1.8%
Cohu, Inc.*	130,160	4,788,586
MACOM Technology Solutions Holdings, Inc.*	81,987	5,253,727
Onto Innovation, Inc.*	84,040	6,138,282

		16,180,595

Software — 1.3%
Cerence, Inc.*(a)	39,361	4,200,212
InterDigital, Inc.	36,835	2,690,060
Vonage Holdings Corp.*	326,256	4,701,349

		11,591,621

Specialty Retail — 2.4%
Abercrombie & Fitch Co. (Class A Stock)*	104,555	4,854,489
American Eagle Outfitters, Inc.(a)	121,161	4,547,172
Citi Trends, Inc.*	25,865	2,250,255
Group 1 Automotive, Inc.	25,099	3,876,038
Rent-A-Center, Inc.	80,343	4,263,803
RH*(a)	1,022	693,938
Zumiez, Inc.*	22,527	1,103,598

		21,589,293

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.*	54,437	3,113,252
Crocs, Inc.*	50,939	5,935,412
Deckers Outdoor Corp.*	1,308	502,364

		9,551,028

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance — 2.3%
MGIC Investment Corp.	372,949	$5,072,106
NMI Holdings, Inc. (Class A Stock)*	139,408	3,133,892
Walker & Dunlop, Inc.	57,421	5,993,604
Washington Federal, Inc.	193,965	6,164,208

		20,363,810

Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.*	92,208	4,910,076
Herc Holdings, Inc.*	28,696	3,215,961
WESCO International, Inc.*	78,053	8,025,409

		16,151,446

Water Utilities — 0.3%
SJW Group	45,497	2,879,960

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	179,719	4,072,433

TOTAL LONG-TERM INVESTMENTS
(cost $710,365,729)		894,897,760

SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MUTUAL FUND
PGIM Institutional Money Market Fund (cost $82,379,472; includes $82,373,662 of cash collateral for securities on loan)(b)(wa)	82,426,086	82,376,630

TOTAL INVESTMENTS—108.5%
(cost $792,745,201)		977,274,390
Liabilities in excess of other assets — (8.5)%		(76,313,538)

NET ASSETS — 100.0%		$900,960,852

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,872,333; cash collateral of $82,373,662 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$13,854,189	$—	$—
Air Freight & Logistics	1,810,779	—	—
Airlines	4,714,049	—	—
Auto Components	11,010,317	—	—
Automobiles	970,017	—	—
Banks	139,129,606	—	—
Beverages	4,878,786	—	—
Biotechnology	27,927,233	—	—
Building Products	12,164,389	—	—
Capital Markets	12,328,375	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Chemicals	$20,503,530	$—	$—
Commercial Services & Supplies	12,425,920	—	—
Communications Equipment	6,627,870	—	—
Construction & Engineering	13,377,087	—	—
Construction Materials	4,577,304	—	—
Consumer Finance	7,605,201	—	—
Diversified Financial Services	732,387	—	—
Diversified Telecommunication Services	3,822,364	—	—
Electric Utilities	18,090,973	—	—
Electronic Equipment, Instruments & Components	16,319,677	—	—
Energy Equipment & Services	11,011,744	—	—
Entertainment	1,586,349	—	—
Equity Real Estate Investment Trusts (REITs)	87,296,797	—	—
Food & Staples Retailing	6,458,987	—	—
Food Products	13,054,667	—	—
Gas Utilities	11,431,555	—	—
Health Care Equipment & Supplies	23,742,308	—	—
Health Care Providers & Services	24,758,853	—	—
Health Care Technology	4,030,849	—	—
Hotels, Restaurants & Leisure	15,302,084	—	—
Household Durables	14,532,609	—	—
Independent Power & Renewable Electricity Producers	4,640,588	—	—
Insurance	25,579,764	—	—
IT Services	4,630,326	—	—
Leisure Products	5,304,886	—	—
Life Sciences Tools & Services	3,275,255	—	—
Machinery	56,351,387	—	—
Media	20,578,259	—	—
Metals & Mining	17,486,792	—	—
Mortgage Real Estate Investment Trusts (REITs)	16,921,056	—	—
Multiline Retail	3,407,723	—	—
Oil, Gas & Consumable Fuels	48,190,139	—	—
Paper & Forest Products	1,937,120	—	—
Pharmaceuticals	2,336,047	—	—
Professional Services	23,740,104	—	—
Real Estate Management & Development	2,664,050	—	—
Road & Rail	9,397,223	—	—
Semiconductors & Semiconductor Equipment	16,180,595	—	—
Software	11,591,621	—	—
Specialty Retail	21,589,293	—	—
Textiles, Apparel & Luxury Goods	9,551,028	—	—
Thrifts & Mortgage Finance	20,363,810	—	—
Trading Companies & Distributors	16,151,446	—	—
Water Utilities	2,879,960	—	—
Wireless Telecommunication Services	4,072,433	—	—
Short-Term Investment
Affiliated Mutual Fund	82,376,630	—	—

Total	$977,274,390	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	15.4%
Equity Real Estate Investment Trusts (REITs)	9.7
Affiliated Mutual Fund (9.1% represents investments purchased with collateral from securities on loan)	9.2
Machinery	6.3
Oil, Gas & Consumable Fuels	5.4
Biotechnology	3.1
Insurance	2.8
Health Care Providers & Services	2.7
Health Care Equipment & Supplies	2.6
Professional Services	2.6
Specialty Retail	2.4
Media	2.3
Chemicals	2.3
Thrifts & Mortgage Finance	2.3
Electric Utilities	2.0
Metals & Mining	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.9
Electronic Equipment, Instruments & Components	1.8
Semiconductors & Semiconductor Equipment	1.8
Trading Companies & Distributors	1.8
Hotels, Restaurants & Leisure	1.7
Household Durables	1.6
Aerospace & Defense	1.5
Construction & Engineering	1.5
Food Products	1.5
Commercial Services & Supplies	1.4
Capital Markets	1.4
Building Products	1.4
Software	1.3
Gas Utilities	1.3

Energy Equipment & Services	1.2%
Auto Components	1.2
Textiles, Apparel & Luxury Goods	1.1
Road & Rail	1.0
Consumer Finance	0.8
Communications Equipment	0.7
Food & Staples Retailing	0.7
Leisure Products	0.6
Beverages	0.5
Airlines	0.5
Independent Power & Renewable Electricity Producers	0.5
IT Services	0.5
Construction Materials	0.5
Wireless Telecommunication Services	0.5
Health Care Technology	0.4
Diversified Telecommunication Services	0.4
Multiline Retail	0.4
Life Sciences Tools & Services	0.4
Water Utilities	0.3
Real Estate Management & Development	0.3
Pharmaceuticals	0.3
Paper & Forest Products	0.2
Air Freight & Logistics	0.2
Entertainment	0.2
Automobiles	0.1
Diversified Financial Services	0.1

108.5
Liabilities in excess of other assets	(8.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$80,872,333	$(80,872,333)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $80,872,333:
Unaffiliated investments (cost $710,365,729)	$894,897,760
Affiliated investments (cost $82,379,472)	82,376,630
Receivable for investments sold	16,143,980
Dividends receivable	846,683
Receivable for Portfolio shares sold	133,695
Tax reclaim receivable	37,098
Prepaid expenses	2,105

Total Assets	994,437,951

LIABILITIES
Payable to broker for collateral for securities onloan	82,373,662
Payable for investments purchased	9,389,949
Payable to custodian	1,034,452
Management fee payable	414,055
Accrued expenses and other liabilities	130,309
Payable for Portfolio shares purchased	59,799
Distribution fee payable	37,342
Payable to affiliate	37,098
Affiliated transfer agent fee payable	433

Total Liabilities	93,477,099

NET ASSETS	$900,960,852

Net assets were comprised of:
Partners’ Equity	$900,960,852

Net asset value and redemption price per share, $900,960,852 / 29,287,609 outstanding shares of beneficial interest	$30.76

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,384 foreign withholding tax)	$4,386,256
Income from securities lending, net (including affiliated income of $23,355)	29,570
Affiliated dividend income	3,392

Total income	4,419,218

EXPENSES
Management fee	3,707,399
Distribution fee	1,206,158
Custodian and accounting fees	54,492
Audit fee	12,143
Trustees’ fees	10,018
Legal fees and expenses	9,260
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,599
Shareholders’ reports	2,218
Miscellaneous	16,471

Total expenses	5,021,758
Less: Fee waiver and/or expense reimbursement	(49,051)

Net expenses	4,972,707

NET INVESTMENT INCOME (LOSS)	(553,489)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(9,377))	174,228,244
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $3,465)	3,080,600

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	177,308,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$176,755,355

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(553,489)	$4,372,123
Net realized gain (loss) on investment transactions	174,228,244	(77,172,903)
Net change in unrealized appreciation (depreciation) on investments	3,080,600	54,948,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	176,755,355	(17,851,926)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [609,382 and 18,605,365 shares, respectively]	18,023,025	341,727,277
Portfolio shares purchased [6,619,264 and 21,497,691 shares, respectively]	(198,887,148)	(374,728,479)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(180,864,123)	(33,001,202)

TOTAL INCREASE (DECREASE)	(4,108,768)	(50,853,128)
NET ASSETS:
Beginning of period	905,069,620	955,922,748

End of period	$900,960,852	$905,069,620

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Air Freight & Logistics — 1.7%
FedEx Corp.	76,280	$22,756,612

Auto Components — 3.1%
Adient PLC*	140,098	6,332,430
Magna International, Inc. (Canada)	376,269	34,857,560

		41,189,990

Automobiles — 3.7%
General Motors Co.*	713,327	42,207,558
Harley-Davidson, Inc.	147,213	6,745,300

		48,952,858

Banks — 12.8%
Bank of America Corp.	558,281	23,017,925
Citigroup, Inc.	869,933	61,547,760
Citizens Financial Group, Inc.	342,116	15,692,861
Wells Fargo & Co.	1,496,935	67,796,186

		168,054,732

Capital Markets — 6.8%
Bank of New York Mellon Corp. (The)	492,777	25,244,966
Credit Suisse Group AG (Switzerland), ADR(a)	1,258,164	13,198,140
Goldman Sachs Group, Inc. (The)	79,623	30,219,317
State Street Corp.	245,799	20,224,342

		88,886,765

Communications Equipment — 3.6%
F5 Networks, Inc.*(a)	162,191	30,274,572
Telefonaktiebolaget LM Ericsson (Sweden), ADR	1,396,913	17,573,166

		47,847,738

Containers & Packaging — 1.0%
International Paper Co.	209,907	12,869,398

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	75,318	20,932,379
Equitable Holdings, Inc.	191,665	5,836,199

		26,768,578

Electric Utilities — 2.5%
PPL Corp.	916,493	25,634,309
Southern Co. (The)	123,408	7,467,418

		33,101,727

Electronic Equipment, Instruments & Components — 3.0%
Corning, Inc.	457,578	18,714,940
TE Connectivity Ltd.	151,225	20,447,132

		39,162,072

Energy Equipment & Services — 3.7%
Baker Hughes Co.(a)	335,721	7,677,939
Halliburton Co.	439,978	10,172,292
NOV, Inc.*(a)	1,283,882	19,669,072
Schlumberger NV	357,429	11,441,302

		48,960,605

	Shares	Value
COMMON STOCKS (continued)
Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	210,067	$13,116,583

Health Care Equipment & Supplies — 2.5%
Medtronic PLC	182,785	22,689,102
Zimmer Biomet Holdings, Inc.	63,390	10,194,380

		32,883,482

Health Care Providers & Services — 6.7%
Anthem, Inc.	124,906	47,689,111
CVS Health Corp.	188,188	15,702,407
HCA Healthcare, Inc.	53,226	11,003,943
UnitedHealth Group, Inc.	32,738	13,109,605

		87,505,066

Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.*	5,029	11,003,905

Industrial Conglomerates — 4.5%
General Electric Co.	4,407,063	59,319,068

Insurance — 7.8%
American International Group, Inc.	1,362,623	64,860,855
Hartford Financial Services Group, Inc. (The)	242,216	15,010,125
Travelers Cos., Inc. (The)	146,945	21,999,136

		101,870,116

IT Services — 1.0%
Euronet Worldwide, Inc.*	98,053	13,271,474

Machinery — 5.5%
CNH Industrial NV (United Kingdom)	1,857,861	31,063,436
Cummins, Inc.	100,140	24,415,133
PACCAR, Inc.	185,512	16,556,946

		72,035,515

Media — 3.7%
Comcast Corp. (Class A Stock)	390,819	22,284,500
Discovery, Inc. (Class C Stock)*(a)	910,234	26,378,581

		48,663,081

Oil, Gas & Consumable Fuels — 10.1%
APA Corp.	1,254,461	27,133,992
Hess Corp.	336,362	29,371,130
Marathon Oil Corp.	2,505,392	34,123,439
Marathon Petroleum Corp.	174,848	10,564,316
Murphy Oil Corp.(a)	206,143	4,799,009
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	650,041	26,261,656

		132,253,542

Personal Products — 1.8%
Unilever PLC (United Kingdom), ADR(a)	406,599	23,786,042

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	141,703	9,468,595
GlaxoSmithKline PLC (United Kingdom), ADR(a)	522,732	20,815,188

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Sanofi (France), ADR(a)	302,502	$15,929,755

		46,213,538

Software — 4.2%
Microsoft Corp.	105,514	28,583,743
Oracle Corp.	349,447	27,200,954

		55,784,697

Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	1,035,889	15,103,262

Wireless Telecommunication Services — 1.6%
Vodafone Group PLC (United Kingdom), ADR(a)	1,219,394	20,888,219

TOTAL LONG-TERM INVESTMENTS
(cost $1,005,345,398)		1,312,248,665

SHORT-TERM INVESTMENTS — 10.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	2,237,267	2,237,267
PGIM Institutional Money Market Fund (cost $131,952,895; includes $131,945,020 of cash collateral for securities on loan)(b)(wa)	132,026,800	131,947,584

TOTAL SHORT-TERM INVESTMENTS
(cost $134,190,162)		134,184,851

TOTAL INVESTMENTS—110.0%
(cost $1,139,535,560)		1,446,433,516
Liabilities in excess of other assets — (10.0)%		(131,768,643)

NET ASSETS — 100.0%		$1,314,664,873

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $129,468,962; cash collateral of $131,945,020 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Air Freight & Logistics	$22,756,612	$—	$—
Auto Components	41,189,990	—	—
Automobiles	48,952,858	—	—
Banks	168,054,732	—	—
Capital Markets	88,886,765	—	—
Communications Equipment	47,847,738	—	—
Containers & Packaging	12,869,398	—	—
Diversified Financial Services	26,768,578	—	—
Electric Utilities	33,101,727	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$39,162,072	$—	$—
Energy Equipment & Services	48,960,605	—	—
Food Products	13,116,583	—	—
Health Care Equipment & Supplies	32,883,482	—	—
Health Care Providers & Services	87,505,066	—	—
Hotels, Restaurants & Leisure	11,003,905	—	—
Industrial Conglomerates	59,319,068	—	—
Insurance	101,870,116	—	—
IT Services	13,271,474	—	—
Machinery	72,035,515	—	—
Media	48,663,081	—	—
Oil, Gas & Consumable Fuels	132,253,542	—	—
Personal Products	23,786,042	—	—
Pharmaceuticals	46,213,538	—	—
Software	55,784,697	—	—
Technology Hardware, Storage & Peripherals	15,103,262	—	—
Wireless Telecommunication Services	20,888,219	—	—
Short-Term Investments
Affiliated Mutual Funds	134,184,851	—	—

Total	$1,446,433,516	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	12.8%
Affiliated Mutual Funds (10.0% represents investments purchased with collateral from securities on loan)	10.2
Oil, Gas & Consumable Fuels	10.1
Insurance	7.8
Capital Markets	6.8
Health Care Providers & Services	6.7
Machinery	5.5
Industrial Conglomerates	4.5
Software	4.2
Energy Equipment & Services	3.7
Automobiles	3.7
Media	3.7
Communications Equipment	3.6
Pharmaceuticals	3.5
Auto Components	3.1
Electronic Equipment, Instruments & Components	3.0

Electric Utilities	2.5%
Health Care Equipment & Supplies	2.5
Diversified Financial Services	2.0
Personal Products	1.8
Air Freight & Logistics	1.7
Wireless Telecommunication Services	1.6
Technology Hardware, Storage & Peripherals	1.2
IT Services	1.0
Food Products	1.0
Containers & Packaging	1.0
Hotels, Restaurants & Leisure	0.8

110.0
Liabilities in excess of other assets	(10.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$129,468,962	$(129,468,962)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $129,468,962:
Unaffiliated investments (cost $1,005,345,398)	$1,312,248,665
Affiliated investments (cost $134,190,162)	134,184,851
Dividends receivable	2,383,864
Tax reclaim receivable	964,539
Receivable for Portfolio shares sold	10,340
Prepaid expenses	2,318

Total Assets	1,449,794,577

LIABILITIES
Payable to broker for collateral for securities on loan	131,945,020
Payable for Portfolio shares purchased	1,572,967
Payable to affiliate	964,539
Management fee payable	437,574
Accrued expenses and other liabilities	154,968
Distribution fee payable	54,203
Affiliated transfer agent fee payable	433

Total Liabilities	135,129,704

NET ASSETS	$1,314,664,873

Net assets were comprised of:
Partners’ Equity	$1,314,664,873

Net asset value and redemption price per share, $1,314,664,873 / 31,811,296 outstanding shares of beneficial interest	$41.33

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $436,312 foreign withholding tax, of which $7,870 is reimbursable by an affiliate)	$21,029,462
Income from securities lending, net (including affiliated income of $42,350)	58,915
Affiliated dividend income	7,477

Total income	21,095,854

EXPENSES
Management fee	6,226,972
Distribution fee	2,782,855
Custodian and accounting fees	64,289
Trustees’ fees	16,813
Audit fee	14,648
Legal fees and expenses	11,853
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,588
Shareholders’ reports	2,342
Miscellaneous	20,566

Total expenses	9,143,926
Less: Fee waiver and/or expense reimbursement	(113,386)

Net expenses	9,030,540

NET INVESTMENT INCOME (LOSS)	12,065,314

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(12,611))	166,129,066
In-kind redemption	383,140,687
Foreign currency transactions	(363)

549,269,390

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $1,411)	7,256,036

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	556,525,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$568,590,740

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,065,314	$23,730,254
Net realized gain (loss) on investment and foreign currency transactions	549,269,390	(115,993,855)
Net change in unrealized appreciation (depreciation) on investments	7,256,036	119,556,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	568,590,740	27,292,723

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,310,853 and 48,499,278 shares, respectively]	51,493,902	1,304,988,010
Portfolio shares purchased [34,800,186 and 29,482,313 shares, respectively]	(1,471,780,280)	(696,763,199)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,420,286,378)	608,224,811

TOTAL INCREASE (DECREASE)	(851,695,638)	635,517,534
NET ASSETS:
Beginning of period	2,166,360,511	1,530,842,977

End of period	$1,314,664,873	$2,166,360,511

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.1%
Argentina — 2.1%
MercadoLibre, Inc.*	10,598	$16,509,458

Australia — 1.0%
Aristocrat Leisure Ltd.	164,210	5,311,504
CSL Ltd.	10,481	2,246,521

		7,558,025

Austria — 0.5%
BAWAG Group AG, 144A*	75,028	4,017,970

Belgium — 0.3%
KBC Group NV	26,085	1,987,061

Canada — 2.4%
Canadian National Railway Co.	51,524	5,436,289
Shopify, Inc. (Class A Stock)*	9,342	13,648,475

		19,084,764

China — 7.0%
Alibaba Group Holding Ltd.*	222,707	6,295,067
Bilibili, Inc., ADR*(a)	30,538	3,720,750
Contemporary Amperex Technology Co. Ltd. (Class A Stock)*	69,742	5,773,004
Meituan (Class B Stock), 144A*	56,632	2,338,655
NetEase, Inc.	224,680	5,108,011
NXP Semiconductors NV	27,583	5,674,375
Shenzhou International Group Holdings Ltd.	59,092	1,490,452
TAL Education Group, ADR*	66,215	1,670,604
Tencent Holdings Ltd.	139,677	10,534,070
Wuxi Biologics Cayman, Inc., 144A*	731,912	13,407,162

		56,012,150

Denmark — 2.3%
Chr Hansen Holding A/S	24,036	2,170,425
Coloplast A/S (Class B Stock)	24,176	3,971,179
DSV Panalpina A/S	17,315	4,042,753
Novo Nordisk A/S (Class B Stock)	58,043	4,864,044
Orsted A/S, 144A	20,498	2,899,436

		17,947,837

Finland — 0.9%
Neste OYJ	64,007	3,924,490
Nordea Bank Abp	307,386	3,426,392

		7,350,882

France — 13.1%
Air Liquide SA(a)	10,963	1,923,458
Airbus SE*	63,126	8,140,260
Arkema SA	15,123	1,901,360
Dassault Systemes SE	26,681	6,482,013
Hermes International	3,808	5,559,890
Kering SA	11,172	9,802,994
L’Oreal SA	28,229	12,606,834
LVMH Moet Hennessy Louis Vuitton SE	28,354	22,267,667
Pernod Ricard SA	49,450	10,984,624
Remy Cointreau SA	18,777	3,879,100
Safran SA	46,724	6,479,293

	Shares	Value
COMMON STOCKS (continued)
France (cont’d.)
Sartorius Stedim Biotech	7,634	$3,618,216
Teleperformance	19,389	7,885,504
TotalEnergies SE	65,148	2,950,863

		104,482,076

Germany — 4.5%
adidas AG	12,277	4,579,771
Brenntag SE	45,973	4,286,356
Deutsche Boerse AG	10,604	1,853,151
Gerresheimer AG	48,512	5,371,384
Infineon Technologies AG	146,372	5,893,050
Rational AG	3,805	3,452,416
SAP SE	5,180	729,742
SAP SE, ADR(a)	33,812	4,749,234
Scout24 AG, 144A*	31,476	2,655,274
TeamViewer AG, 144A*	72,406	2,730,517

		36,300,895

Hong Kong — 2.9%
AIA Group Ltd.	714,406	8,898,915
Techtronic Industries Co. Ltd.	830,156	14,489,335

		23,388,250

India — 2.0%
Housing Development Finance Corp. Ltd.	149,613	4,997,553
Infosys Ltd., ADR(a)	221,955	4,703,227
Reliance Industries Ltd.	203,604	5,799,082
Reliance Industries Ltd., PP	10,092	202,809

		15,702,671

Ireland — 3.2%
AerCap Holdings NV*	47,743	2,444,919
CRH PLC	137,074	6,944,098
ICON PLC*	1,508	311,719
Kerry Group PLC (Class A Stock)	31,317	4,370,396
Kingspan Group PLC	51,007	4,824,207
Ryanair Holdings PLC, ADR*	28,745	3,110,496
Smurfit Kappa Group PLC	69,577	3,788,582

		25,794,417

Israel — 1.6%
Check Point Software Technologies Ltd.*(a)	38,694	4,493,534
Wix.com Ltd.*	27,592	8,009,406

		12,502,940

Italy — 1.9%
Brunello Cucinelli SpA*	94,195	5,533,050
Ferrari NV	33,426	6,888,979
Nexi SpA, 144A*	142,438	3,115,361

		15,537,390

Japan — 9.2%
Asahi Intecc Co. Ltd.	53,476	1,278,300
Bridgestone Corp.	86,822	3,960,142
Daikin Industries Ltd.	36,580	6,811,771
Fujitsu Ltd.	13,557	2,540,111

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
GMO Payment Gateway, Inc.	32,870	$4,268,035
Hoya Corp.	64,673	8,532,294
Keyence Corp.	22,463	11,337,307
M3, Inc.	21,047	1,528,703
Menicon Co. Ltd.	60,441	4,217,471
Nihon M&A Center, Inc.	88,201	2,279,731
Otsuka Corp.	55,250	2,900,051
Sanwa Holdings Corp.	241,445	2,963,730
SCSK Corp.	43,412	2,586,458
Shiseido Co. Ltd.	28,320	2,081,847
SMC Corp.	6,891	4,069,604
Sony Group Corp.	21,083	2,040,819
Subaru Corp.	107,609	2,128,138
Terumo Corp.	69,198	2,803,907
Tokio Marine Holdings, Inc.	53,439	2,458,278
Toyota Motor Corp.	34,209	2,988,623

		73,775,320

Luxembourg — 0.7%
Eurofins Scientific SE*	51,758	5,926,244

Netherlands — 7.0%
Adyen NV, 144A*	8,806	21,557,091
Argenx SE, ADR*	14,059	4,232,743
ASML Holding NV	25,923	17,865,518
Heineken NV	46,342	5,619,452
Koninklijke DSM NV	11,023	2,060,107
Koninklijke Philips NV	89,449	4,435,955

		55,770,866

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	89,488	1,948,638

Norway — 0.4%
TOMRA Systems ASA	50,903	2,816,933

Singapore — 0.4%
DBS Group Holdings Ltd.	158,580	3,541,378

Spain — 0.6%
Amadeus IT Group SA*	72,005	5,068,961

Sweden — 3.2%
Assa Abloy AB (Class B Stock)	160,196	4,835,948
Atlas Copco AB (Class A Stock)	94,002	5,767,926
Autoliv, Inc.(a)	26,243	2,565,516
Evolution AB, 144A	15,934	2,526,538
Hexagon AB (Class B Stock)	414,284	6,143,256
Nibe Industrier AB (Class B Stock)	349,116	3,676,204

		25,515,388

Switzerland — 10.0%
Alcon, Inc.	30,511	2,142,701
Givaudan SA	1,404	6,539,922
Julius Baer Group Ltd.	48,414	3,168,073
Lonza Group AG	13,524	9,607,320
Novartis AG	48,413	4,412,805
Partners Group Holding AG	5,320	8,070,744
Roche Holding AG	20,164	7,597,533
SGS SA	931	2,877,040
SIG Combibloc Group AG*	194,983	5,312,119
Sika AG	11,986	3,934,285

	Shares	Value
COMMON STOCKS (continued)
Switzerland (cont’d.)
Sonova Holding AG	11,587	$4,365,642
Straumann Holding AG	9,107	14,539,173
Temenos AG	20,501	3,303,623
UBS Group AG	256,783	3,932,260

		79,803,240

Taiwan — 4.2%
Sea Ltd., ADR*(a)	59,713	16,397,190
Taiwan Semiconductor Manufacturing Co. Ltd.	351,000	7,503,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	80,381	9,658,581

		33,558,771

United Kingdom — 12.5%
Abcam PLC*	131,246	2,515,038
Ashtead Group PLC	167,046	12,422,100
Barratt Developments PLC	204,105	1,963,111
Bunzl PLC	183,924	6,069,454
Compass Group PLC*	155,762	3,283,661
DCC PLC	66,720	5,471,220
Diageo PLC	143,880	6,924,603
Electrocomponents PLC	184,354	2,627,898
Experian PLC	118,854	4,589,345
Fevertree Drinks PLC	74,974	2,676,100
Halma PLC	72,425	2,705,529
London Stock Exchange Group PLC	76,822	8,475,569
Prudential PLC	208,866	3,967,170
Reckitt Benckiser Group PLC	56,231	4,984,058
RELX PLC	196,665	5,217,308
Rentokil Initial PLC	384,033	2,631,541
Rightmove PLC	205,636	1,844,517
Segro PLC, REIT	258,832	3,920,445
Smith & Nephew PLC	118,821	2,580,764
Spirax-Sarco Engineering PLC	17,447	3,283,402
St. James’s Place PLC	129,311	2,640,015
Trainline PLC, 144A*	421,025	1,713,991
Unilever PLC	64,608	3,782,627
Weir Group PLC (The)*	129,881	3,338,392

		99,627,858

United States — 3.7%
Aon PLC (Class A Stock)(a)	15,124	3,611,006
Atlassian Corp. PLC (Class A Stock)*	40,494	10,401,289
Ferguson PLC	44,621	6,211,924
Lululemon Athletica, Inc.*	8,864	3,235,094
QIAGEN NV*	37,593	1,818,750
Schneider Electric SE	29,215	4,602,781

		29,880,844

Uruguay — 0.3%
Dlocal Ltd.*(a)	41,317	2,170,382

TOTAL COMMON STOCKS
(cost $586,378,339)		783,581,609

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
PREFERRED STOCK — 1.2%
Germany
Sartorius AG (PRFC)	19,016	$9,917,165

(cost $6,641,557)

TOTAL LONG-TERM INVESTMENTS (cost $593,019,896)		793,498,774

SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	661,039	661,039
PGIM Institutional Money Market Fund (cost $27,906,751; includes $27,905,129 of cash collateral for securities on loan)(b)(wa)	27,923,035	27,906,281

TOTAL SHORT-TERM INVESTMENTS (cost $28,567,790)		28,567,320

TOTAL INVESTMENTS—102.9% (cost $621,587,686)		822,066,094
Liabilities in excess of other assets — (2.9)%		(23,407,979)

NET ASSETS — 100.0%		$798,658,115

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,560,911; cash collateral of $27,905,129 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Argentina	$16,509,458	$—	$—
Australia	—	7,558,025	—
Austria	—	4,017,970	—
Belgium	—	1,987,061	—
Canada	19,084,764	—	—
China	11,065,729	44,946,421	—
Denmark	—	17,947,837	—
Finland	—	7,350,882	—
France	—	104,482,076	—
Germany	4,749,234	31,551,661	—
Hong Kong	—	23,388,250	—
India	4,703,227	10,999,444	—
Ireland	5,867,134	19,927,283	—
Israel	12,502,940	—	—
Italy	—	15,537,390	—
Japan	—	73,775,320	—
Luxembourg	—	5,926,244	—
Netherlands	4,232,743	51,538,123	—
New Zealand	—	1,948,638	—
Norway	—	2,816,933	—

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Singapore	$—	$3,541,378	$—
Spain	—	5,068,961	—
Sweden	2,565,516	22,949,872	—
Switzerland	—	79,803,240	—
Taiwan	26,055,771	7,503,000	—
United Kingdom	—	99,627,858	—
United States	19,066,139	10,814,705	—
Uruguay	2,170,382	—	—
Preferred Stock
Germany	—	9,917,165	—
Short-Term Investments
Affiliated Mutual Funds	28,567,320	—	—

Total	$157,140,357	$664,925,737	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

IT Services	8.8%
Health Care Equipment & Supplies	7.5
Textiles, Apparel & Luxury Goods	6.6
Semiconductors & Semiconductor Equipment	5.7
Life Sciences Tools & Services	5.0
Trading Companies & Distributors	4.3
Machinery	4.2
Software	4.2
Beverages	3.8
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	3.6
Capital Markets	3.5
Entertainment	3.2
Internet & Direct Marketing Retail	3.2
Professional Services	3.0
Building Products	2.9
Electronic Equipment, Instruments & Components	2.5
Personal Products	2.4
Insurance	2.3
Chemicals	2.3
Pharmaceuticals	2.1
Interactive Media & Services	1.8
Aerospace & Defense	1.8
Oil, Gas & Consumable Fuels	1.7
Banks	1.6

Hotels, Restaurants & Leisure	1.6%
Automobiles	1.5
Electrical Equipment	1.3
Containers & Packaging	1.2
Biotechnology	1.1
Construction Materials	0.9
Auto Components	0.8
Industrial Conglomerates	0.7
Commercial Services & Supplies	0.7
Road & Rail	0.7
Thrifts & Mortgage Finance	0.6
Household Products	0.6
Food Products	0.5
Air Freight & Logistics	0.5
Household Durables	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Airlines	0.4
Electric Utilities	0.4
Diversified Consumer Services	0.2
Health Care Technology	0.2

102.9
Liabilities in excess of other assets	(2.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$26,560,911	$(26,560,911)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $26,560,911:
Unaffiliated investments (cost $593,019,896)	$793,498,774
Affiliated investments (cost $28,567,790)	28,567,320
Foreign currency, at value (cost $1,170,774)	1,161,251
Tax reclaim receivable	7,888,096
Receivable for investments sold	4,567,895
Dividends receivable	968,839
Receivable from affiliate	9,966
Prepaid expenses and other assets	14,843

Total Assets	836,676,984

LIABILITIES
Payable to broker for collateral for securities on loan	27,905,129
Payable for Portfolio shares purchased	3,984,061
Payable to affiliate	3,967,305
Payable for investments purchased	1,382,555
Management fee payable	352,468
Accrued expenses and other liabilities	190,702
Loan payable	154,000
Payable to custodian	48,644
Distribution fee payable	33,358
Affiliated transfer agent fee payable	433
Foreign capital gains tax liability accrued	214

Total Liabilities	38,018,869

NET ASSETS	$798,658,115

Net assets were comprised of: Partners’ Equity	$798,658,115

Net asset value and redemption price per share, $798,658,115 / 27,241,078 outstanding shares of beneficial interest	$29.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,443,973 foreign withholding tax, of which $97,272 is reimbursable by an affiliate)	$13,175,894
Income from securities lending, net (including affiliated income of $34,528)	62,553
Affiliated dividend income	11,153

Total income	13,249,600

EXPENSES
Management fee	8,041,068
Distribution fee	2,481,061
Custodian and accounting fees	205,130
Trustees’ fees	16,793
Audit fee	15,231
Legal fees and expenses	12,132
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,587
Shareholders’ reports	2,253
Miscellaneous	51,949

Total expenses	10,829,204
Less: Fee waiver and/or expense reimbursement	(218,354)

Net expenses	10,610,850

NET INVESTMENT INCOME (LOSS)	2,638,750

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(24,349)) (net of foreign capital gains taxes $(570,882))	148,018,465
In-kind redemption	510,553,301
Foreign currency transactions	41,767

658,613,533

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,105) (net of change in foreign capital gains taxes $716,612)	(498,527,944)
Foreign currencies	(275,648)

(498,803,592)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	159,809,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$162,448,691

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,638,750	$(601,444)
Net realized gain (loss) on investment and foreign currency transactions	658,613,533	264,808,031
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(498,803,592)	179,893,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	162,448,691	444,100,259

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,322,512 and 24,457,523 shares, respectively]	63,462,183	461,729,676
Portfolio shares purchased [56,105,553 and 50,949,042 shares, respectively]	(1,611,881,195)	(928,001,582)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,548,419,012)	(466,271,906)

TOTAL INCREASE (DECREASE)	(1,385,970,321)	(22,171,647)
NET ASSETS:
Beginning of period	2,184,628,436	2,206,800,083

End of period	$798,658,115	$2,184,628,436

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 95.2%
Australia — 4.0%
AGL Energy Ltd.	60,967	$375,045
Austal Ltd.	469,461	723,885
Beach Energy Ltd.	633,904	591,838
BHP Group Ltd.	37,988	1,391,264
Fortescue Metals Group Ltd.	171,684	3,018,451
Harvey Norman Holdings Ltd.	346,202	1,425,365
Inghams Group Ltd.	248,618	744,276
JB Hi-Fi Ltd.	27,411	1,040,323
Metcash Ltd.	310,819	932,707
Mineral Resources Ltd.	29,171	1,184,587
Mirvac Group, REIT	351,114	767,194
Myer Holdings Ltd.*	481,659	128,501
NRW Holdings Ltd.	243,296	267,802
Perenti Global Ltd.	408,974	205,744
Qantas Airways Ltd.*	260,383	912,104
Rio Tinto Ltd.	19,256	1,837,933
St. Barbara Ltd.	477,044	611,676
Stockland, REIT	276,395	964,532
Super Retail Group Ltd.	135,754	1,321,132

		18,444,359

Austria — 0.8%
BAWAG Group AG, 144A*	25,651	1,373,687
OMV AG	22,615	1,295,731
Wienerberger AG	30,998	1,196,643

		3,866,061

Belgium — 0.7%
Bekaert SA	28,828	1,283,472
Telenet Group Holding NV	26,270	991,345
UCB SA	9,046	943,535

		3,218,352

Brazil — 0.3%
Yara International ASA	24,214	1,275,116

Canada — 1.3%
CAE, Inc.*	51,845	1,596,840
Suncor Energy, Inc.	98,979	2,370,673
TMX Group Ltd.	18,710	1,976,353

		5,943,866

China — 2.1%
Autohome, Inc., ADR(a)	30,445	1,947,262
China Longyuan Power Group Corp. Ltd. (Class H Stock)	680,247	1,176,975
China Resources Cement Holdings Ltd.	625,429	594,645
ENN Energy Holdings Ltd.	92,851	1,768,022
ESR Cayman Ltd., 144A*	439,957	1,488,198
Kingboard Holdings Ltd.	192,106	1,066,204
Lee & Man Paper Manufacturing Ltd.	634,795	483,343
Shenzhen International Holdings Ltd.	278,794	385,917
Wilmar International Ltd.	220,933	743,254

		9,653,820

	Shares	Value
COMMON STOCKS (continued)
Denmark — 2.4%
AP Moller - Maersk A/S (Class B Stock)	525	$1,512,702
Carlsberg A/S (Class B Stock)	14,470	2,698,981
Danske Bank A/S	61,630	1,086,399
DFDS A/S*	12,289	693,847
Jyske Bank A/S*	28,370	1,375,338
Vestas Wind Systems A/S	92,076	3,600,679

		10,967,946

Finland — 1.3%
Nordea Bank Abp	291,897	3,253,738
Sampo OYJ (Class A Stock)	25,292	1,164,531
Valmet OYJ	35,771	1,564,386

		5,982,655

France — 11.4%
Air Liquide SA(a)	16,454	2,886,854
Alstom SA*	46,868	2,371,406
Arkema SA	11,124	1,398,580
Atos SE	9,595	584,599
AXA SA	79,743	2,025,157
BNP Paribas SA	30,312	1,899,643
Bouygues SA	50,756	1,878,171
Capgemini SE	18,938	3,643,201
Carrefour SA(a)	94,225	1,858,544
Cie de Saint-Gobain	26,772	1,768,513
Cie Generale des Etablissements Michelin SCA	6,967	1,111,655
CNP Assurances	51,372	876,337
Credit Agricole SA	90,091	1,263,994
Engie SA	269,661	3,704,431
Faurecia SE	1,112	54,671
Imerys SA	14,847	694,830
Natixis SA	187,058	888,387
Orange SA	179,131	2,045,486
Pernod Ricard SA	10,438	2,318,655
Rubis SCA(a)	17,817	793,152
Sanofi	83,867	8,801,974
Societe BIC SA	12,679	881,711
Societe Generale SA	33,190	981,802
Sopra Steria Group SACA	3,769	726,009
TotalEnergies SE	71,177	3,223,946
Vivendi SE(a)	111,095	3,731,487

		52,413,195

Germany — 8.5%
adidas AG	4,246	1,583,914
Allianz SE	7,697	1,920,576
Aurubis AG	10,531	978,255
Bayer AG	24,990	1,521,288
Bayerische Motoren Werke AG	19,781	2,098,921
Continental AG	15,444	2,274,098
Daimler AG	32,003	2,861,820
Deutsche Lufthansa AG*(a)	41,207	465,624
Deutsche Post AG	51,899	3,534,604
Deutsche Telekom AG	61,699	1,305,081
Fresenius SE & Co. KGaA	29,833	1,557,619
HeidelbergCement AG	10,256	880,757

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (cont’d.)
HOCHTIEF AG	12,222	$940,660
Infineon Technologies AG	47,026	1,893,303
Merck KGaA	12,427	2,383,607
MTU Aero Engines AG	12,026	2,982,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,901	795,803
ProSiebenSat.1 Media SE	82,050	1,634,257
Rheinmetall AG	17,862	1,767,635
Siltronic AG(a)	6,739	1,122,808
United Internet AG	21,906	895,173
Volkswagen AG	6,602	2,174,012
Vonovia SE	24,445	1,581,175

		39,153,393

Hong Kong — 1.5%
CK Asset Holdings Ltd.	143,794	991,259
Dah Sing Financial Holdings Ltd.	166,731	570,456
Tongda Group Holdings Ltd.*	8,191,350	501,853
WH Group Ltd., 144A	2,145,719	1,928,578
Xinyi Glass Holdings Ltd.	423,045	1,728,227
Yue Yuen Industrial Holdings Ltd.*	390,836	968,833

		6,689,206

India — 0.3%
Reliance Industries Ltd., 144A, GDR	25,532	1,446,830

Ireland — 0.5%
Ryanair Holdings PLC, ADR*	20,179	2,183,570

Israel — 0.8%
Bank Leumi Le-Israel BM*	263,291	1,999,627
Check Point Software Technologies Ltd.*	9,457	1,098,242
Isracard Ltd.*	2,933	12,007
Teva Pharmaceutical Industries Ltd.*	57,016	567,086

		3,676,962

Italy — 2.3%
A2A SpA	543,654	1,112,493
Enel SpA	514,720	4,796,254
Leonardo SpA*	114,236	926,703
Mediobanca Banca di Credito Finanziario SpA*	88,584	1,035,171
Pirelli & C SpA, 144A	120,471	699,744
Unipol Gruppo SpA	157,020	857,445
UnipolSai Assicurazioni SpA	312,920	911,407

		10,339,217

Japan — 21.0%
AEON REIT Investment Corp., REIT	662	980,977
Air Water, Inc.	61,745	951,284
Aozora Bank Ltd.	37,759	847,113
Asics Corp.	49,243	1,244,121
Astellas Pharma, Inc.	142,766	2,486,562
Brother Industries Ltd.	39,379	784,950
Credit Saison Co. Ltd.	67,043	820,919
Daicel Corp.	119,991	989,146
Dai-ichi Life Holdings, Inc.	75,266	1,383,326
Daikin Industries Ltd.	8,300	1,545,590

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Daito Trust Construction Co. Ltd.	6,397	$699,538
Daiwa House Industry Co. Ltd.	105,959	3,180,777
Daiwabo Holdings Co. Ltd.	57,449	985,879
DTS Corp.	23,505	559,072
EDION Corp.	79,881	779,901
Fujitsu Ltd.	12,813	2,400,711
Fuyo General Lease Co. Ltd.	12,039	761,315
Haseko Corp.	65,557	897,148
Hazama Ando Corp.	69,304	509,984
Heiwado Co. Ltd.	10,874	216,917
Hitachi Ltd.	112,573	6,429,016
Honda Motor Co. Ltd.	56,878	1,814,815
Isuzu Motors Ltd.	89,747	1,182,951
ITOCHU Corp.	88,012	2,513,715
Japan Airlines Co. Ltd.*	22,797	491,252
Japan Aviation Electronics Industry Ltd.	43,858	775,728
Kamigumi Co. Ltd.	43,195	876,842
Kandenko Co. Ltd.	97,948	764,354
Kaneka Corp.	18,297	738,571
KDDI Corp.	106,767	3,326,269
Keiyo Bank Ltd. (The)	91,050	333,959
K’s Holdings Corp.	64,392	740,743
Lintec Corp.	18,000	390,817
Makita Corp.	46,372	2,182,773
Marubeni Corp.	154,439	1,347,089
Matsumotokiyoshi Holdings Co. Ltd.	52,664	2,323,615
Medipal Holdings Corp.	36,137	690,063
MEIJI Holdings Co. Ltd.	12,400	742,137
Mitsubishi Chemical Holdings Corp.	71,017	597,692
Mitsubishi Gas Chemical Co., Inc.	51,213	1,087,527
Mitsubishi HC Capital, Inc.	156,654	840,910
Mitsubishi UFJ Financial Group, Inc.	183,769	991,994
Mitsui & Co. Ltd.	43,126	973,212
Mitsui Chemicals, Inc.	30,563	1,058,871
Mizuho Financial Group, Inc.	76,680	1,096,931
Nexon Co. Ltd.	64,008	1,426,073
Nikon Corp.	85,820	914,802
Nippon Telegraph & Telephone Corp.	110,787	2,882,946
Nippon Television Holdings, Inc.	62,635	727,196
Nishi-Nippon Financial Holdings, Inc.	101,398	579,396
Nomura Holdings, Inc.	281,032	1,436,169
Nomura Real Estate Holdings, Inc.	39,632	1,003,568
NS Solutions Corp.	21,495	690,397
Obayashi Corp.	82,575	658,177
ORIX Corp.	82,531	1,393,880
Rengo Co. Ltd.	125,931	1,049,970
Resona Holdings, Inc.	210,723	812,200
Ryohin Keikaku Co. Ltd.	78,976	1,655,498
Sankyu, Inc.	17,588	762,631
Sawai Group Holdings Co. Ltd.	18,069	805,720
Seino Holdings Co. Ltd.	94,888	1,215,750
Shimano, Inc.	7,200	1,711,793
Shionogi & Co. Ltd.	21,358	1,112,792
Shizuoka Gas Co. Ltd.	73,210	655,501
SKY Perfect JSAT Holdings, Inc.	162,755	593,560
Sojitz Corp.	357,006	1,075,689
Sompo Holdings, Inc.	25,812	953,238
Sumitomo Heavy Industries Ltd.	31,431	870,780
Sumitomo Mitsui Financial Group, Inc.	100,333	3,451,353

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Suzuki Motor Corp.	43,129	$1,823,773
Teijin Ltd.	50,139	764,945
Toho Holdings Co. Ltd.	15,168	243,652
Tokai Rika Co. Ltd.	3,609	57,835
Tokuyama Corp.	34,608	706,018
Towa Pharmaceutical Co. Ltd.	20,260	493,010
Toyota Motor Corp.	24,898	2,175,180
Tsubakimoto Chain Co.	22,134	633,095
Ube Industries Ltd.	39,015	791,460
Valor Holdings Co. Ltd.	18,136	369,336
Yamaha Corp.	26,061	1,414,061
Yokohama Rubber Co. Ltd. (The)	50,231	1,079,803

		96,328,323

Mexico — 0.3%
Arca Continental SAB de CV	219,680	1,271,310

Netherlands — 5.0%
ABN AMRO Bank NV, 144A, CVA*	72,000	870,608
Aegon NV	202,750	843,684
Akzo Nobel NV	21,446	2,654,329
ASR Nederland NV	19,553	756,052
ING Groep NV	82,667	1,097,031
JDE Peet’s NV*	25,360	920,761
Koninklijke Ahold Delhaize NV	105,099	3,122,799
Koninklijke DSM NV	13,630	2,547,334
NN Group NV	29,878	1,412,254
Pharming Group NV*(a)	644,823	729,327
Royal Dutch Shell PLC (Class B Stock)	173,466	3,370,441
Signify NV, 144A	40,477	2,566,412
Wolters Kluwer NV	21,193	2,131,781

		23,022,813

New Zealand — 0.1%
Air New Zealand Ltd.*	588,676	638,297

Norway — 1.6%
DNB ASA	66,060	1,440,675
Equinor ASA	91,457	1,944,957
Leroy Seafood Group ASA	123,647	1,085,617
Orkla ASA	103,066	1,051,403
Telenor ASA	115,142	1,944,654

		7,467,306

Portugal — 0.3%
Galp Energia SGPS SA	132,413	1,439,520

Singapore — 1.1%
DBS Group Holdings Ltd.	170,123	3,799,147
Hong Leong Asia Ltd.	218,763	154,053
Venture Corp. Ltd.	68,070	974,627

		4,927,827

South Africa — 1.3%
Anglo American PLC	114,930	4,600,002
Investec PLC	282,151	1,134,857
Thungela Resources Ltd.*	6,012	16,174

		5,751,033

	Shares	Value
COMMON STOCKS (continued)
South Korea — 0.5%
Samsung Electronics Co. Ltd.	31,258	$2,241,915

Spain — 2.6%
Banco Santander SA*	1,018,554	3,899,284
Enagas SA	23,894	552,744
Endesa SA(a)	45,115	1,096,067
Industria de Diseno Textil SA	69,432	2,448,131
Mapfre SA	440,932	933,798
Repsol SA(a)	132,579	1,664,274
Telefonica SA	312,121	1,460,240

		12,054,538

Sweden — 2.4%
Betsson AB (Class B Stock)*	53,086	433,062
Boliden AB	36,023	1,388,684
Electrolux AB (Class B Stock)(a)	36,434	1,013,022
Sandvik AB	81,822	2,092,939
Securitas AB (Class B Stock)	51,829	818,298
Skanska AB (Class B Stock)	46,599	1,236,310
SKF AB (Class B Stock)	30,861	786,768
Swedish Orphan Biovitrum AB*	50,345	918,576
Volvo AB (Class B Stock)(a)	104,094	2,512,505

		11,200,164

Switzerland — 6.4%
ABB Ltd.	91,783	3,119,568
Adecco Group AG	13,340	908,851
Baloise Holding AG	4,980	777,252
Credit Suisse Group AG	215,909	2,265,980
Helvetia Holding AG	9,845	1,060,688
Holcim Ltd.*	32,460	1,952,446
Novartis AG	75,154	6,850,225
Roche Holding AG	16,104	6,067,778
Swiss Life Holding AG	5,140	2,500,362
UBS Group AG	268,926	4,118,212

		29,621,362

United Kingdom — 11.8%
3i Group PLC	149,097	2,429,601
Aviva PLC	206,268	1,158,927
Babcock International Group PLC*	130,773	526,283
BAE Systems PLC	455,435	3,299,813
Barclays PLC	1,150,330	2,735,692
Barratt Developments PLC	86,620	833,123
Bellway PLC	18,046	813,387
Berkeley Group Holdings PLC	11,056	706,042
British American Tobacco PLC	66,198	2,571,825
BT Group PLC*	585,775	1,576,945
CK Hutchison Holdings Ltd.	238,933	1,859,537
Dixons Carphone PLC*	103,350	186,335
GlaxoSmithKline PLC	270,456	5,318,546
Go-Ahead Group PLC (The)*	39,335	615,902
Imperial Brands PLC	58,043	1,251,405
Informa PLC*	72,775	503,761
International Consolidated Airlines Group SA*	129,175	310,465
J Sainsbury PLC	451,667	1,700,546
Kingfisher PLC	348,143	1,762,450
Legal & General Group PLC	251,269	897,175

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC	2,272,860	$1,473,605
Marks & Spencer Group PLC*	403,605	820,480
Micro Focus International PLC	128,787	975,443
Premier Foods PLC*	45,749	70,068
Prudential PLC	122,253	2,322,055
Redrow PLC	102,152	870,591
RELX PLC	167,609	4,446,484
Tate & Lyle PLC	142,720	1,461,798
Taylor Wimpey PLC	307,895	678,277
Tesco PLC	1,193,138	3,681,819
Unilever PLC	45,461	2,660,718
Vesuvius PLC	49,226	361,631
Vistry Group PLC	69,121	1,125,254
Wm Morrison Supermarkets PLC	615,288	2,110,772

		54,116,755

United States — 2.6%
Aon PLC (Class A Stock)	12,865	3,071,647
Ferguson PLC	19,176	2,669,592
Medtronic PLC	38,260	4,749,214
Stellantis NV	65,299	1,286,837

		11,777,290

TOTAL COMMON STOCKS (cost $386,121,305)		437,113,001

PREFERRED STOCKS — 1.3%
Germany
Porsche Automobil Holding SE (PRFC)	24,806	2,663,877
Volkswagen AG (PRFC)	13,873	3,486,280

TOTAL PREFERRED STOCKS (cost $4,605,612)		6,150,157

	Units

WARRANTS* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24	11,105	83

(cost $0)

TOTAL LONG-TERM INVESTMENTS
(cost $390,726,917)		443,263,241

	Shares	Value

SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	3,823,127	$3,823,127
PGIM Institutional Money Market Fund (cost $16,583,993; includes $16,583,206 of cash collateral for securities on loan)(b)(wa)	16,593,326	16,583,370

TOTAL SHORT-TERM INVESTMENTS (cost $20,407,120)		20,406,497

TOTAL INVESTMENTS—100.9% (cost $411,134,037)		463,669,738
Liabilities in excess of other assets — (0.9)%		(4,358,865)

NET ASSETS — 100.0%		$459,310,873

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,530,005; cash collateral of $16,583,206 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$18,444,359	$—
Austria	—	3,866,061	—
Belgium	—	3,218,352	—
Brazil	—	1,275,116	—
Canada	5,943,866	—	—
China	1,947,262	7,706,558	—
Denmark	—	10,967,946	—
Finland	—	5,982,655	—
France	—	52,413,195	—
Germany	—	39,153,393	—
Hong Kong	—	6,689,206	—
India	—	1,446,830	—
Ireland	2,183,570	—	—
Israel	1,098,242	2,578,720	—
Italy	—	10,339,217	—
Japan	—	96,328,323	—
Mexico	1,271,310	—	—
Netherlands	—	23,022,813	—
New Zealand	—	638,297	—
Norway	—	7,467,306	—
Portugal	—	1,439,520	—
Singapore	—	4,927,827	—
South Africa	—	5,751,033	—
South Korea	—	2,241,915	—
Spain	—	12,054,538	—
Sweden	—	11,200,164	—
Switzerland	—	29,621,362	—
United Kingdom	—	54,116,755	—
United States	7,820,861	3,956,429	—
Preferred Stocks
Germany	—	6,150,157	—
Warrants
United States	—	83	—
Short-Term Investments
Affiliated Mutual Funds	20,406,497	—	—

Total	$40,671,608	$422,998,130	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	8.3%
Pharmaceuticals	8.0
Insurance	5.8
Automobiles	4.8

Affiliated Mutual Funds (3.6% represents investments purchased with collateral from securities on loan)	4.4%
Chemicals	4.1
Oil, Gas & Consumable Fuels	3.7

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Food & Staples Retailing	3.6%
Metals & Mining	3.5
Capital Markets	3.1
Machinery	2.9
Diversified Telecommunication Services	2.6
Aerospace & Defense	2.3
Industrial Conglomerates	2.2
Electrical Equipment	2.0
Food Products	2.0
Real Estate Management & Development	1.9
IT Services	1.8
Trading Companies & Distributors	1.8
Specialty Retail	1.8
Household Durables	1.7
Professional Services	1.7
Beverages	1.4
Construction & Engineering	1.4
Electric Utilities	1.3
Construction Materials	1.1
Auto Components	1.1
Multi-Utilities	1.1
Entertainment	1.1
Building Products	1.1
Airlines	1.1
Health Care Equipment & Supplies	1.0
Media	1.0
Electronic Equipment, Instruments & Components	0.9
Multiline Retail	0.9

Tobacco	0.9%
Textiles, Apparel & Luxury Goods	0.8
Gas Utilities	0.8
Air Freight & Logistics	0.8
Wireless Telecommunication Services	0.7
Leisure Products	0.7
Technology Hardware, Storage & Peripherals	0.7
Diversified Financial Services	0.7
Semiconductors & Semiconductor Equipment	0.6
Equity Real Estate Investment Trusts (REITs)	0.6
Personal Products	0.6
Road & Rail	0.6
Health Care Providers & Services	0.5
Marine	0.5
Software	0.5
Interactive Media & Services	0.4
Commercial Services & Supplies	0.4
Biotechnology	0.4
Transportation Infrastructure	0.3
Independent Power & Renewable Electricity Producers	0.3
Containers & Packaging	0.2
Consumer Finance	0.2
Paper & Forest Products	0.1
Hotels, Restaurants & Leisure	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$15,530,005	$(15,530,005)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $15,530,005:
Unaffiliated investments (cost $390,726,917)	$443,263,241
Affiliated investments (cost $20,407,120)	20,406,497
Foreign currency, at value (cost $5,228,006)	5,174,905
Tax reclaim receivable	8,906,695
Dividends receivable	2,135,111
Receivable for Portfolio shares sold	285,599
Receivable from affiliate	104,509
Prepaid expenses	20,406

Total Assets	480,296,963

LIABILITIES
Payable to broker for collateral for securities on loan	16,583,206
Payable to affiliate	2,866,171
Payable for investments purchased	723,357
Accrued expenses and other liabilities	268,112
Management fee payable	251,449
Payable for Portfolio shares purchased	174,728
Payable to custodian	99,558
Distribution fee payable	19,076
Affiliated transfer agent fee payable	433

Total Liabilities	20,986,090

NET ASSETS	$459,310,873

Net assets were comprised of:
Partners’ Equity	$459,310,873

Net asset value and redemption price per share, $459,310,873 / 19,916,316 outstanding shares of beneficial interest	$23.06

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,630,528 foreign withholding tax, of which $1,467,206 is reimbursable by an affiliate)	$40,560,614
Income from securities lending, net (including affiliated income of $28,598)	316,337
Affiliated dividend income	13,120

Total income	40,890,071

EXPENSES
Management fee	7,116,759
Distribution fee	2,193,114
Custodian and accounting fees	148,928
Trustees’ fees	15,034
Audit fee	14,884
Legal fees and expenses	11,734
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,587
Shareholders’ reports	2,300
Miscellaneous	57,525

Total expenses	9,563,865
Less: Fee waiver and/or expense reimbursement	(22,188)

Net expenses	9,541,677

NET INVESTMENT INCOME (LOSS)	31,348,394

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,581))	68,923,522
In-kind redemption	254,914,763
Foreign currency transactions	348,903

324,187,188

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,445)	(144,739,970)
Foreign currencies	(790,026)

(145,529,996)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	178,657,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$210,005,586

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$31,348,394	$23,299,209
Net realized gain (loss) on investment and foreign currency transactions	324,187,188	(154,609,938)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(145,529,996)	38,475,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	210,005,586	(92,835,337)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,449,791 and 36,094,642 shares, respectively]	76,958,912	624,081,414
Portfolio shares purchased [72,957,936 and 39,522,485 shares, respectively]	(1,735,310,178)	(616,093,534)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,658,351,266)	7,987,880

TOTAL INCREASE (DECREASE)	(1,448,345,680)	(84,847,457)
NET ASSETS:
Beginning of period	1,907,656,553	1,992,504,010

End of period	$459,310,873	$1,907,656,553

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS — 97.2%
Australia — 3.1%
BHP Group Ltd.	190,159	$6,964,342
BHP Group PLC	94,068	2,786,907
Rio Tinto PLC	70,709	5,854,417

		15,605,666

Austria — 0.8%
Erste Group Bank AG	111,620	4,110,091

Belgium — 1.2%
KBC Group NV	79,226	6,035,151

China — 2.1%
Alibaba Group Holding Ltd.*	113,352	3,204,023
Prosus NV*	29,422	2,887,426
Tencent Holdings Ltd.	57,700	4,351,581

		10,443,030

Denmark — 4.8%
Carlsberg A/S (Class B Stock)	35,064	6,540,225
Genmab A/S*	8,153	3,326,757
Novo Nordisk A/S (Class B Stock)	126,756	10,622,241
Orsted A/S, 144A	25,153	3,557,884

		24,047,107

Finland — 1.1%
Kone OYJ (Class B Stock)	67,854	5,535,978

France — 15.0%
Accor SA*	49,593	1,859,409
AXA SA	213,887	5,431,885
BNP Paribas SA	92,496	5,796,694
Capgemini SE	40,303	7,753,296
Kering SA	8,799	7,720,779
L’Oreal SA	14,770	6,596,158
LVMH Moet Hennessy Louis Vuitton SE	15,847	12,445,359
Pernod Ricard SA	27,025	6,003,225
Safran SA	38,771	5,376,438
TotalEnergies SE(a)	212,219	9,612,410
Vinci SA	66,051	7,065,532

		75,661,185

Germany — 7.0%
adidas AG	22,225	8,290,740
Allianz SE	30,560	7,625,411
Deutsche Boerse AG	29,651	5,181,797
Muenchener
Rueckversicherungs-Gesellschaft AG in Muenchen	15,338	4,207,524
RWE AG	111,922	4,065,808
Symrise AG	41,693	5,814,250

		35,185,530

Hong Kong — 3.2%
AIA Group Ltd.	834,800	10,398,588
Hong Kong Exchanges & Clearing Ltd.	98,000	5,845,328

		16,243,916

	Shares	Value

COMMON STOCKS (continued)
India — 0.9%
HDFC Bank Ltd., ADR*	58,547	$4,280,957

Japan — 16.6%
Daikin Industries Ltd.	27,600	5,139,554
FANUC Corp.	18,300	4,412,733
Hoya Corp.	59,100	7,797,050
Keyence Corp.	19,000	9,589,495
Kubota Corp.	224,900	4,552,190
Kyowa Kirin Co. Ltd.	119,600	4,245,825
Makita Corp.	93,800	4,415,253
Nidec Corp.	46,000	5,308,411
Recruit Holdings Co. Ltd.	144,200	7,078,883
Shin-Etsu Chemical Co. Ltd.	34,800	5,819,149
SMC Corp.	10,523	6,214,547
Sony Group Corp.	87,300	8,450,577
Sysmex Corp.	44,000	5,227,009
Tokyo Electron Ltd.	12,500	5,415,495

		83,666,171

Macau — 0.8%
Sands China Ltd.*	945,600	3,984,956

Netherlands — 5.2%
Adyen NV, 144A*	2,020	4,944,961
ASML Holding NV	20,301	13,990,969
ING Groep NV	524,152	6,955,747

		25,891,677

Saudi Arabia — 0.9%
Delivery Hero SE, 144A*	34,078	4,506,948

Singapore — 1.4%
DBS Group Holdings Ltd.	320,200	7,150,632

South Africa — 1.2%
Anglo American PLC	148,532	5,944,901

South Korea — 1.3%
Samsung Electronics Co. Ltd., GDR	3,608	6,431,955

Spain — 3.1%
Cellnex Telecom SA, 144A	79,501	5,078,753
Iberdrola SA	496,582	6,054,240
Industria de Diseno Textil SA	128,243	4,521,771

		15,654,764

Sweden — 3.6%
Assa Abloy AB (Class B Stock)	182,212	5,500,560
Atlas Copco AB (Class A Stock)	103,817	6,370,171
Svenska Handelsbanken AB (Class A Stock)	569,136	6,436,018

		18,306,749

Switzerland — 7.3%
Holcim Ltd.*	105,721	6,359,045
Lonza Group AG	9,882	7,020,078
Nestle SA	122,088	15,209,901
SGS SA	1,709	5,281,269
Straumann Holding AG	1,884	3,007,774

		36,878,067

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Taiwan — 1.9%
Sea Ltd., ADR*	15,583	$4,279,092
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,640	5,003,462

		9,282,554

United Kingdom — 11.9%
Diageo PLC	196,713	9,467,331
GlaxoSmithKline PLC	346,744	6,818,757
Legal & General Group PLC	1,260,390	4,500,319
Linde PLC	23,073	6,686,209
London Stock Exchange Group PLC	41,214	4,547,032
Persimmon PLC	150,366	6,183,209
Prudential PLC	250,383	4,755,737
Reckitt Benckiser Group PLC	73,572	6,521,084
RELX PLC	217,400	5,809,451
Smith & Nephew PLC	207,740	4,512,064

		59,801,193

United States — 2.8%
Ferguson PLC	43,989	6,123,940
Schneider Electric SE	51,423	8,101,619

		14,225,559

TOTAL COMMON STOCKS (cost $360,829,010)		488,874,737

PREFERRED STOCK — 1.2%
Germany
Volkswagen AG (PRFC)	23,951	6,018,877

(cost $6,487,020)

TOTAL LONG-TERM INVESTMENTS (cost $367,316,030)		494,893,614

	Shares	Value

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	6,323,059	$6,323,059
PGIM Institutional Money Market Fund (cost $9,708,450; includes $9,708,300 of cash collateral for securities on loan)(b)(wa)	9,714,279	9,708,450

TOTAL SHORT-TERM INVESTMENTS (cost $16,031,509)		16,031,509

TOTAL INVESTMENTS—101.6% (cost $383,347,539)		510,925,123
Liabilities in excess of other assets — (1.6)%		(8,002,090)

NET ASSETS — 100.0%		$502,923,033

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,094,855; cash collateral of $9,708,300 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$15,605,666	$—
Austria	—	4,110,091	—
Belgium	—	6,035,151	—
China	—	10,443,030	—
Denmark	—	24,047,107	—
Finland	—	5,535,978	—
France	—	75,661,185	—
Germany	—	35,185,530	—
Hong Kong	—	16,243,916	—

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
India	$ 4,280,957	$—	$—
Japan	—	83,666,171	—
Macau	—	3,984,956	—
Netherlands	—	25,891,677	—
Saudi Arabia	—	4,506,948	—
Singapore	—	7,150,632	—
South Africa	—	5,944,901	—
South Korea	—	6,431,955	—
Spain	—	15,654,764	—
Sweden	—	18,306,749	—
Switzerland	—	36,878,067	—
Taiwan	9,282,554	—	—
United Kingdom	—	59,801,193	—
United States	—	14,225,559	—
Preferred Stock
Germany	—	6,018,877	—
Short-Term Investments
Affiliated Mutual Funds	16,031,509	—	—

Total	$29,595,020	$481,330,103	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	8.1%
Insurance	7.3
Machinery	6.2
Textiles, Apparel & Luxury Goods	5.7
Semiconductors & Semiconductor Equipment	4.9
Beverages	4.4
Pharmaceuticals	4.3
Metals & Mining	4.3
Health Care Equipment & Supplies	4.0
Chemicals	3.7
Professional Services	3.6
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	3.2
Capital Markets	3.0
Food Products	3.0
Household Durables	2.9
Electrical Equipment	2.7
IT Services	2.5
Building Products	2.1
Internet & Direct Marketing Retail	2.1
Oil, Gas & Consumable Fuels	1.9
Electric Utilities	1.9

Electronic Equipment, Instruments & Components	1.9%
Construction & Engineering	1.4
Life Sciences Tools & Services	1.4
Personal Products	1.3
Household Products	1.3
Technology Hardware, Storage & Peripherals	1.3
Construction Materials	1.3
Trading Companies & Distributors	1.2
Automobiles	1.2
Hotels, Restaurants & Leisure	1.2
Aerospace & Defense	1.1
Diversified Telecommunication Services	1.0
Specialty Retail	0.9
Interactive Media & Services	0.9
Entertainment	0.9
Multi-Utilities	0.8
Biotechnology	0.7

101.6
Liabilities in excess of other assets	(1.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$9,094,855	$(9,094,855)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $9,094,855:
Unaffiliated investments (cost $367,316,030)	$494,893,614
Affiliated investments (cost $16,031,509)	16,031,509
Foreign currency, at value (cost $225,711)	224,808
Tax reclaim receivable	1,558,343
Dividends receivable	310,920
Receivable for Portfolio shares sold	177,545
Receivable from affiliate	7,813
Prepaid expenses and other assets	3,199

Total Assets	513,207,751

LIABILITIES
Payable to broker for collateral for securities on loan	9,708,300
Payable to affiliate	252,272
Management fee payable	173,087
Payable for Portfolio shares purchased	70,466
Accrued expenses and other liabilities	59,244
Distribution fee payable	20,916
Affiliated transfer agent fee payable	433

Total Liabilities	10,284,718

NET ASSETS	$502,923,033

Net assets were comprised of:
Partners’ Equity	$502,923,033

Net asset value and redemption price per share, $502,923,033 / 12,904,070 outstanding shares of beneficial interest	$ 38.97

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $801,889 foreign withholding tax, of which $25,449 is reimbursable by an affiliate)	$ 7,035,588
Income from securities lending, net (including affiliated income of $1,815)	25,946
Affiliated dividend income	7,042

Total income	7,068,576

EXPENSES
Management fee	1,719,080
Distribution fee	612,794
Custodian and accounting fees	51,625
Audit fee	13,591
Legal fees and expenses	8,860
Trustees’ fees	7,600
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,589
Shareholders’ reports	2,508
Miscellaneous	16,983

Total expenses	2,436,630

NET INVESTMENT INCOME (LOSS)	4,631,946

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(725))	19,960,912
Foreign currency transactions	13,177

19,974,089

Net change in unrealized appreciation (depreciation) on:
Investments	6,892,006
Foreign currencies	(90,007)

6,801,999

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	26,776,088

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,408,034

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,631,946	$3,309,034
Net realized gain (loss) on investment and foreign currency transactions	19,974,089	7,505,054
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,801,999	27,545,933

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,408,034	38,360,021

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [531,457 and 6,753,804 shares, respectively]	20,139,140	186,466,543
Portfolio shares purchased [802,560 and 7,430,439 shares, respectively]	(30,413,799)	(191,013,463)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(10,274,659)	(4,546,920)

TOTAL INCREASE (DECREASE)	21,133,375	33,813,101
NET ASSETS:
Beginning of period	481,789,658	447,976,557

End of period	$502,923,033	$481,789,658

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Aerospace & Defense — 0.9%
Safran SA (France)	60,445	$8,382,007

Automobiles — 4.8%
Tesla, Inc.*	69,318	47,115,445

Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	14,120	5,358,964
S&P Global, Inc.	18,792	7,713,176

		13,072,140

Entertainment — 4.2%
Netflix, Inc.*	43,454	22,952,837
ROBLOX Corp. (Class A Stock)*(a)	67,587	6,081,478
Spotify Technology SA*	42,225	11,636,788

		40,671,103

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	28,002	11,079,551

Health Care Equipment & Supplies — 2.1%
Danaher Corp.	38,713	10,389,021
Dexcom, Inc.*	13,355	5,702,585
Intuitive Surgical, Inc.*	5,054	4,647,860

		20,739,466

Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	18,060	7,231,946

Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. (Class A Stock)*	60,681	9,292,688
Chipotle Mexican Grill, Inc.*	7,309	11,331,435
Marriott International, Inc. (Class A Stock)*	20,848	2,846,169

		23,470,292

Interactive Media & Services — 13.4%
Alphabet, Inc. (Class A Stock)*	11,539	28,175,815
Alphabet, Inc. (Class C Stock)*	11,029	27,642,203
Facebook, Inc. (Class A Stock)*	109,862	38,200,116
Match Group, Inc.*	117,334	18,920,108
Snap, Inc. (Class A Stock)*	258,939	17,644,103

		130,582,345

Internet & Direct Marketing Retail — 7.9%
Amazon.com, Inc.*	20,224	69,573,796
MercadoLibre, Inc. (Argentina)*	4,620	7,196,990

		76,770,786

IT Services — 18.4%
Adyen NV (Netherlands), 144A*	7,306	17,885,090
Mastercard, Inc. (Class A Stock)	47,510	17,345,426
Okta, Inc.*	14,607	3,574,041
PayPal Holdings, Inc.*	77,420	22,566,382
Shopify, Inc. (Canada) (Class A Stock)*	31,287	45,709,681
Snowflake, Inc. (Class A Stock)*(a)	23,266	5,625,719
Square, Inc. (Class A Stock)*	75,685	18,452,003
Twilio, Inc. (Class A Stock)*	57,292	22,582,215
Visa, Inc. (Class A Stock)(a)	110,061	25,734,463

		179,475,020

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail — 1.5%
Target Corp.	61,113	$14,773,457

Personal Products — 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	58,194	18,510,348

Pharmaceuticals — 1.5%
Eli Lilly & Co.	64,577	14,821,713

Road & Rail — 2.8%
Uber Technologies, Inc.*	348,846	17,484,161
Union Pacific Corp.	43,702	9,611,381

		27,095,542

Semiconductors & Semiconductor Equipment — 6.1%
NVIDIA Corp.	53,918	43,139,792
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	137,892	16,569,102

		59,708,894

Software — 14.9%
Adobe, Inc.*	56,803	33,266,108
Atlassian Corp. PLC (Class A Stock)*	33,984	8,729,130
Crowdstrike Holdings, Inc. (Class A Stock)*	64,747	16,271,569
DocuSign, Inc.*	35,907	10,038,520
Microsoft Corp.	144,959	39,269,393
RingCentral, Inc. (Class A Stock)*	17,708	5,145,591
salesforce.com, Inc.*	68,836	16,814,570
Trade Desk, Inc. (The) (Class A Stock)*(a)	121,601	9,407,053
Workday, Inc. (Class A Stock)*	26,280	6,274,087

		145,216,021

Specialty Retail — 2.8%
Carvana Co.*(a)	38,508	11,622,485
Home Depot, Inc. (The)	13,998	4,463,822
TJX Cos., Inc. (The)	170,888	11,521,269

		27,607,576

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	323,582	44,317,791

Textiles, Apparel & Luxury Goods — 6.6%
Kering SA (France)	17,812	15,629,335
Lululemon Athletica, Inc.*	32,435	11,837,802
LVMH Moet Hennessy Louis Vuitton SE (France)	25,339	19,899,852
NIKE, Inc. (Class B Stock)	108,341	16,737,601

		64,104,590

TOTAL LONG-TERM INVESTMENTS (cost $322,953,680)		974,746,033

SHORT-TERM INVESTMENTS — 3.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	1,355,257	1,355,257

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $28,244,501; includes $28,242,288 of cash collateral for securities on loan)(b)(wa)	28,301,418	$28,284,438

TOTAL SHORT-TERM INVESTMENTS (cost $29,599,758)		29,639,695

TOTAL INVESTMENTS—102.9% (cost $352,553,438)		1,004,385,728
Liabilities in excess of other assets — (2.9)%		(28,527,340)

NET ASSETS — 100.0%		$975,858,388

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,388,843; cash collateral of $28,242,288 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$8,382,007	$—
Automobiles	47,115,445	—	—
Capital Markets	13,072,140	—	—
Entertainment	40,671,103	—	—
Food & Staples Retailing	11,079,551	—	—
Health Care Equipment & Supplies	20,739,466	—	—
Health Care Providers & Services	7,231,946	—	—
Hotels, Restaurants & Leisure	23,470,292	—	—
Interactive Media & Services	130,582,345	—	—
Internet & Direct Marketing Retail	76,770,786	—	—
IT Services	161,589,930	17,885,090	—
Multiline Retail	14,773,457	—	—
Personal Products	18,510,348	—	—
Pharmaceuticals	14,821,713	—	—
Road & Rail	27,095,542	—	—
Semiconductors & Semiconductor Equipment	59,708,894	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Software	$145,216,021	$—	$—
Specialty Retail	27,607,576	—	—
Technology Hardware, Storage & Peripherals	44,317,791	—	—
Textiles, Apparel & Luxury Goods	28,575,403	35,529,187	—
Short-Term Investments
Affiliated Mutual Funds	29,639,695	—	—

Total	$942,589,444	$61,796,284	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

IT Services	18.4%
Software	14.9
Interactive Media & Services	13.4
Internet & Direct Marketing Retail	7.9
Textiles, Apparel & Luxury Goods	6.6
Semiconductors & Semiconductor Equipment	6.1
Automobiles	4.8
Technology Hardware, Storage & Peripherals	4.6
Entertainment	4.2
Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	3.0
Specialty Retail	2.8
Road & Rail	2.8
Hotels, Restaurants & Leisure	2.4

Health Care Equipment & Supplies	2.1%
Personal Products	1.9
Pharmaceuticals	1.5
Multiline Retail	1.5
Capital Markets	1.3
Food & Staples Retailing	1.1
Aerospace & Defense	0.9
Health Care Providers & Services	0.7

102.9
Liabilities in excess of other assets	(2.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$27,388,843	$(27,388,843)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $27,388,843:
Unaffiliated investments (cost $322,953,680)	$974,746,033
Affiliated investments (cost $29,599,758)	29,639,695
Receivable for investments sold	999,913
Tax reclaim receivable	286,349
Dividends receivable	126,209
Prepaid expenses	5,715

Total Assets	1,005,803,914

LIABILITIES
Payable to broker for collateral for securities on loan	28,242,288
Payable for Portfolio shares purchased	709,144
Management fee payable	338,059
Payable for investments purchased	258,121
Payable to affiliate	195,546
Accrued expenses and other liabilities	161,796
Distribution fee payable	40,040
Affiliated transfer agent fee payable	433
Trustees’ fees payable	99

Total Liabilities	29,945,526

NET ASSETS	$975,858,388

Net assets were comprised of:
Partners’ Equity	$975,858,388

Net asset value and redemption price per share, $975,858,388 / 14,198,009 outstanding shares of beneficial interest	$68.73

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $125,870 foreign withholding tax)	$2,580,472
Income from securities lending, net (including affiliated income of $29,515)	31,100
Affiliated dividend income	3,586

Total income	2,615,158

EXPENSES
Management fee	5,632,964
Distribution fee	1,977,260
Custodian and accounting fees	66,289
Trustees’ fees	14,789
Audit fee	11,611
Legal fees and expenses	11,487
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,588
Shareholders’ reports	2,480
Miscellaneous	36,964

Total expenses	7,757,432
Less: Fee waiver and/or expense reimbursement	(12,577)

Net expenses	7,744,855

NET INVESTMENT INCOME (LOSS)	(5,129,697)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $42,086)	149,339,199
In-kind redemption	325,746,244
Foreign currency transactions	(43,923)

475,041,520

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(43,749))	(373,207,001)
Foreign currencies	(1,075)

(373,208,076)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	101,833,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,703,747

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(5,129,697)	$(6,784,120)
Net realized gain (loss) on investment and foreign currency transactions	475,041,520	195,688,253
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(373,208,076)	369,141,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,703,747	558,045,961

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [576,730 and 14,707,655 shares, respectively]	36,485,937	668,552,783
Portfolio shares purchased [15,152,044 and 16,915,102 shares, respectively]	(952,744,102)	(686,060,606)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(916,258,165)	(17,507,823)

TOTAL INCREASE (DECREASE)	(819,554,418)	540,538,138
NET ASSETS:
Beginning of period	1,795,412,806	1,254,874,668

End of period	$975,858,388	$1,795,412,806

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST LARGE-CAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 1.9%
Curtiss-Wright Corp.	756	$89,782
General Dynamics Corp.	4,862	915,320
Howmet Aerospace, Inc.*	8,104	279,345
Huntington Ingalls Industries, Inc.	617	130,033
Lockheed Martin Corp.	3,115	1,178,560
Northrop Grumman Corp.	2,367	860,239
Raytheon Technologies Corp.	15,154	1,292,788
Teledyne Technologies, Inc.*	1,100	460,713

		5,206,780

Auto Components — 0.0%
Tenneco, Inc. (Class A Stock)*	2,232	43,122

Automobiles — 0.7%
General Motors Co.*	5,067	299,814
Tesla, Inc.*	2,478	1,684,297

		1,984,111

Banks — 5.1%
Bank of America Corp.	55,253	2,278,081
Citigroup, Inc.	17,191	1,216,263
JPMorgan Chase & Co.	23,366	3,634,348
SVB Financial Group*	407	226,467
Truist Financial Corp.	49,045	2,721,997
U.S. Bancorp	20,767	1,183,096
Wells Fargo & Co.	58,950	2,669,846

		13,930,098

Beverages — 1.9%
Coca-Cola Co. (The)	55,036	2,977,998
Diageo PLC (United Kingdom)	25,481	1,226,340
Pernod Ricard SA (France)	4,945	1,098,463

		5,302,801

Biotechnology — 2.0%
AbbVie, Inc.	23,331	2,628,004
Biogen, Inc.*	1,802	623,979
Gilead Sciences, Inc.	6,566	452,135
Regeneron Pharmaceuticals, Inc.*	1,050	586,467
Vertex Pharmaceuticals, Inc.*	5,104	1,029,119

		5,319,704

Building Products — 0.8%
Carrier Global Corp.	7,229	351,329
Johnson Controls International PLC	12,452	854,581
Masco Corp.	8,903	524,476
UFP Industries, Inc.	5,273	391,995

		2,122,381

Capital Markets — 3.9%
Ameriprise Financial, Inc.	4,199	1,045,047
Blackstone Group, Inc. (The)(a)	8,291	805,388
Charles Schwab Corp. (The)	10,081	733,998
Goldman Sachs Group, Inc. (The)	7,747	2,940,219
Morgan Stanley	23,577	2,161,775
Nasdaq, Inc.	8,514	1,496,761
Raymond James Financial, Inc.	2,176	282,662

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
S&P Global, Inc.	2,642	$1,084,409

		10,550,259

Chemicals — 2.1%
Celanese Corp.	2,325	352,470
Dow, Inc.	4,593	290,645
DuPont de Nemours, Inc.	9,680	749,329
Eastman Chemical Co.	7,395	863,366
Huntsman Corp.	5,749	152,464
Mosaic Co. (The)	3,374	107,664
Olin Corp.	1,488	68,835
PPG Industries, Inc.	8,916	1,513,669
Sherwin-Williams Co. (The)	5,322	1,449,979
Westlake Chemical Corp.	1,864	167,928

		5,716,349

Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	2,000	88,700

Communications Equipment — 0.4%
Cisco Systems, Inc.	14,656	776,768
Ubiquiti, Inc.	595	185,753

		962,521

Construction & Engineering — 0.2%
EMCOR Group, Inc.	1,814	223,467
Quanta Services, Inc.	3,935	356,393

		579,860

Consumer Finance — 0.8%
Capital One Financial Corp.	8,151	1,260,878
Discover Financial Services	985	116,516
OneMain Holdings, Inc.	2,658	159,241
Synchrony Financial	15,650	759,338

		2,295,973

Containers & Packaging — 0.5%
Crown Holdings, Inc.	14,464	1,478,365

Distributors — 0.4%
Genuine Parts Co.	5,120	647,526
LKQ Corp.*	8,734	429,888

		1,077,414

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	2,430	675,346

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	22,646	651,752
Verizon Communications, Inc.	26,621	1,491,575

		2,143,327

Electric Utilities — 1.3%
American Electric Power Co., Inc.	6,111	516,930
Evergy, Inc.	1,999	120,800
NextEra Energy, Inc.	22,529	1,650,925
Xcel Energy, Inc.	18,138	1,194,931

		3,483,586

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,718	$508,348
AMETEK, Inc.	6,415	856,402
Atkore, Inc.*	3,608	256,168
Eaton Corp. PLC	15,374	2,278,119
Emerson Electric Co.	2,658	255,806

		4,154,843

Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	4,168	170,471
Jabil, Inc.	4,111	238,931
SYNNEX Corp.	602	73,299
TE Connectivity Ltd.	6,868	928,622
Vishay Intertechnology, Inc.	5,881	132,617
Zebra Technologies Corp. (Class A Stock)*	291	154,082

		1,698,022

Energy Equipment & Services — 0.2%
Halliburton Co.	23,198	536,338

Entertainment — 1.3%
Activision Blizzard, Inc.	10,931	1,043,255
Electronic Arts, Inc.	16,644	2,393,906
Netflix, Inc.*	290	153,181
Playtika Holding Corp.*	1,529	36,451

		3,626,793

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	7,306	1,973,643
Crown Castle International Corp.	300	58,530
Equinix, Inc.	1,560	1,252,056
PotlatchDeltic Corp.	3,390	180,178
Prologis, Inc.	16,828	2,011,451
Rayonier, Inc.	7,384	265,307
Weyerhaeuser Co.	26,004	895,058

		6,636,223

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	2,535	1,003,023
Kroger Co. (The)	7,326	280,659
Walmart, Inc.	10,090	1,422,892

		2,706,574

Food Products — 1.0%
Danone SA (France)	14,487	1,020,713
Kraft Heinz Co. (The)	12,400	505,672
Mondelez International, Inc. (Class A Stock)	10,821	675,663
Sanderson Farms, Inc.	1,000	187,970
Tyson Foods, Inc. (Class A Stock)	5,277	389,232

		2,779,250

Gas Utilities — 0.0%
UGI Corp.	2,078	96,232

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	9,745	1,129,738
Align Technology, Inc.*	560	342,160
Becton, Dickinson & Co.	9,877	2,401,988
Boston Scientific Corp.*	29,145	1,246,240

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Danaher Corp.	8,150	$2,187,134
DENTSPLY SIRONA, Inc.	2,948	186,490
Intuitive Surgical, Inc.*	806	741,230
Medtronic PLC	14,593	1,811,429

		10,046,409

Health Care Providers & Services — 2.2%
Anthem, Inc.	1,729	660,132
Cigna Corp.	10,713	2,539,731
HCA Healthcare, Inc.	2,799	578,665
McKesson Corp.	178	34,041
UnitedHealth Group, Inc.	5,458	2,185,602

		5,998,171

Hotels, Restaurants & Leisure — 2.2%
Darden Restaurants, Inc.	1,361	198,692
Marriott International, Inc. (Class A Stock)*	9,017	1,231,001
McDonald’s Corp.	11,107	2,565,606
Starbucks Corp.	12,838	1,435,417
Yum! Brands, Inc.	3,963	455,864

		5,886,580

Household Durables — 0.2%
Lennar Corp. (Class A Stock)	836	83,057
M/I Homes, Inc.*	700	41,069
PulteGroup, Inc.	4,764	259,971
Skyline Champion Corp.*	2,212	117,900

		501,997

Household Products — 0.6%
Colgate-Palmolive Co.	11,264	916,326
Kimberly-Clark Corp.	5,553	742,880
Procter & Gamble Co. (The)	304	41,019

		1,700,225

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	26,621	694,009

Industrial Conglomerates — 1.3%
3M Co.	6,052	1,202,109
General Electric Co.	4,990	67,165
Honeywell International, Inc.	9,854	2,161,475

		3,430,749

Insurance — 1.1%
Allstate Corp. (The)	4,349	567,284
Chubb Ltd.	6,202	985,746
MetLife, Inc.	5,087	304,457
Old Republic International Corp.	15,402	383,664
Progressive Corp. (The)	6,935	681,086

		2,922,237

Interactive Media & Services — 8.3%
Alphabet, Inc. (Class A Stock)*	5,042	12,311,505
Alphabet, Inc. (Class C Stock)*	1,687	4,228,162
Facebook, Inc. (Class A Stock)*	17,887	6,219,489

		22,759,156

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.*	2,375	$8,170,380

IT Services — 6.2%
Accenture PLC (Class A Stock)	8,805	2,595,626
Affirm Holdings, Inc.*	3,054	205,687
Amdocs Ltd.	14,159	1,095,340
Automatic Data Processing, Inc.	3,514	697,951
Cognizant Technology Solutions Corp. (Class A Stock)	12,803	886,736
EPAM Systems, Inc.*	468	239,129
Fidelity National Information Services, Inc.	11,262	1,595,488
Fiserv, Inc.*	6,674	713,384
FleetCor Technologies, Inc.*	2,817	721,321
Gartner, Inc.*	595	144,109
Mastercard, Inc. (Class A Stock)	13,257	4,839,998
Shopify, Inc. (Canada) (Class A Stock)*	230	336,025
Visa, Inc. (Class A Stock)	12,277	2,870,608

		16,941,402

Leisure Products — 0.2%
Brunswick Corp.	3,962	394,695
Smith & Wesson Brands, Inc.(a)	4,252	147,544

		542,239

Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	567	83,808
ICON PLC (Ireland)*(a)	2,495	515,741
Illumina, Inc.*	1,655	783,163
IQVIA Holdings, Inc.*	1,652	400,313
PerkinElmer, Inc.	1,197	184,829
PRA Health Sciences, Inc.*	8,120	1,341,505
Thermo Fisher Scientific, Inc.	6,275	3,165,549
Waters Corp.*	220	76,034

		6,550,942

Machinery — 1.6%
AGCO Corp.	3,409	444,465
Crane Co.	511	47,201
Cummins, Inc.	3,742	912,337
Deere & Co.	2,000	705,420
Fortive Corp.	10,392	724,738
Hillenbrand, Inc.	3,123	137,662
Oshkosh Corp.	1,780	221,859
Parker-Hannifin Corp.	1,779	546,349
Stanley Black & Decker, Inc.	2,848	583,812
Timken Co. (The)	694	55,929

		4,379,772

Marine — 0.0%
Genco Shipping & Trading Ltd.	2,400	45,312

Media — 1.3%
Cable One, Inc.	280	535,587
Charter Communications, Inc. (Class A Stock)*(a)	568	409,784
Comcast Corp. (Class A Stock)	42,280	2,410,805
News Corp. (Class A Stock)	7,435	191,600

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
Nexstar Media Group, Inc. (Class A Stock)	610	$90,207

		3,637,983

Metals & Mining — 0.6%
Alcoa Corp.*	6,346	233,787
Freeport-McMoRan, Inc.	29,102	1,079,975
Reliance Steel & Aluminum Co.	1,475	222,577
Steel Dynamics, Inc.	1,523	90,771

		1,627,110

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
TPG RE Finance Trust, Inc.	12,722	171,111

Multiline Retail — 1.2%
Dollar General Corp.	4,840	1,047,328
Target Corp.	8,725	2,109,181

		3,156,509

Multi-Utilities — 0.2%
MDU Resources Group, Inc.	11,275	353,359
Public Service Enterprise Group, Inc.	2,927	174,859

		528,218

Oil, Gas & Consumable Fuels — 1.6%
APA Corp.	26,635	576,115
ConocoPhillips	29,284	1,783,395
Enterprise Products Partners LP, MLP	11,429	275,782
EOG Resources, Inc.	2,900	241,976
Exxon Mobil Corp.	19,500	1,230,060
Pioneer Natural Resources Co.	1,344	218,427
Targa Resources Corp.	1,886	83,833

		4,409,588

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,778	565,547
Medifast, Inc.	638	180,541
Nu Skin Enterprises, Inc. (Class A Stock)	2,140	121,231

		867,319

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	37,163	2,483,232
Eli Lilly & Co.	9,941	2,281,658
Johnson & Johnson	23,715	3,906,809
Merck & Co., Inc.	17,233	1,340,210
Pfizer, Inc.	33,395	1,307,748
Zoetis, Inc.	4,816	897,510

		12,217,167

Professional Services — 0.4%
Leidos Holdings, Inc.	10,212	1,032,433

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	1,000	85,730

Road & Rail — 1.4%
Canadian National Railway Co. (Canada)(a)	11,153	1,176,865

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (cont’d.)
Norfolk Southern Corp.	8,325	$2,209,538
Old Dominion Freight Line, Inc.	921	233,750
Werner Enterprises, Inc.	3,541	157,645

		3,777,798

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.*	8,634	810,992
Analog Devices, Inc.(a)	18,703	3,219,908
Applied Materials, Inc.	15,710	2,237,104
ASML Holding NV (Netherlands)	1,231	850,424
Broadcom, Inc.	1,482	706,677
Intel Corp.	27,523	1,545,141
KLA Corp.	474	153,676
Lam Research Corp.	2,094	1,362,566
MKS Instruments, Inc.	1,573	279,915
NXP Semiconductors NV (China)	5,891	1,211,897
Qorvo, Inc.*	546	106,825
QUALCOMM, Inc.	8,007	1,144,440
Skyworks Solutions, Inc.	2,234	428,369
Texas Instruments, Inc.	12,062	2,319,523

		16,377,457

Software — 8.9%
Adobe, Inc.*	6,081	3,561,277
Autodesk, Inc.*	876	255,704
Cadence Design Systems, Inc.*	953	130,390
CDK Global, Inc.	2,300	114,287
Ceridian HCM Holding, Inc.*	3,775	362,098
Manhattan Associates, Inc.*	912	132,094
Microsoft Corp.	63,294	17,146,345
NortonLifeLock, Inc.	1,588	43,225
Oracle Corp.	13,049	1,015,734
salesforce.com, Inc.*	4,701	1,148,313
SS&C Technologies Holdings, Inc.	1,800	129,708
Synopsys, Inc.*	871	240,213

		24,279,388

Specialty Retail — 2.4%
AutoNation, Inc.*	2,665	252,669
Foot Locker, Inc.	3,700	228,031
Home Depot, Inc. (The)	4,373	1,394,506
L Brands, Inc.	10,115	728,887
Lowe’s Cos., Inc.	6,411	1,243,542
MarineMax, Inc.*	779	37,968
O’Reilly Automotive, Inc.*	1,305	738,904
Ross Stores, Inc.	4,723	585,652
Tractor Supply Co.	6,301	1,172,364
Williams-Sonoma, Inc.	404	64,498

		6,447,021

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	85,277	11,679,538
Hewlett Packard Enterprise Co.	9,600	139,968
HP, Inc.	15,479	467,311
Western Digital Corp.*	2,212	157,428

		12,444,245

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.*	3,416	$398,032
Deckers Outdoor Corp.*	1,162	446,289
LVMH Moet Hennessy Louis Vuitton SE (France)	1,771	1,390,846
NIKE, Inc. (Class B Stock)	5,880	908,401
Tapestry, Inc.*	8,087	351,623

		3,495,191

Tobacco — 0.2%
Altria Group, Inc.	12,253	584,223

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	900	81,954
Boise Cascade Co.	2,098	122,418
GMS, Inc.*	4,387	211,190

		415,562

TOTAL LONG-TERM INVESTMENTS (cost $229,500,874)		271,318,605

SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MUTUAL FUNDS — 2.5%
PGIM Core Ultra Short Bond Fund(wa)	925,469	925,469
PGIM Institutional Money Market Fund (cost $5,901,431; includes $5,901,272 of cash collateral for securities on loan)(b)(wa)	5,904,974	5,901,431

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,826,900)		6,826,900

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
0.035%	12/09/21	150	149,965

(cost $149,976)
TOTAL SHORT-TERM INVESTMENTS (cost $6,976,876)			6,976,865

TOTAL INVESTMENTS—102.1% (cost $236,477,750)			278,295,470
Liabilities in excess of other assets(z) — (2.1)%			(5,755,840)

NET ASSETS — 100.0%			$272,539,630

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,761,398; cash collateral of $5,901,272 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	S&P 500 E-Mini Index	Sep. 2021	$643,290	$8,765

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$149,965

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$5,206,780	$—	$—
Auto Components	43,122	—	—
Automobiles	1,984,111	—	—
Banks	13,930,098	—	—
Beverages	2,977,998	2,324,803	—
Biotechnology	5,319,704	—	—
Building Products	2,122,381	—	—
Capital Markets	10,550,259	—	—
Chemicals	5,716,349	—	—
Commercial Services & Supplies	88,700	—	—
Communications Equipment	962,521	—	—
Construction & Engineering	579,860	—	—
Consumer Finance	2,295,973	—	—
Containers & Packaging	1,478,365	—	—
Distributors	1,077,414	—	—
Diversified Financial Services	675,346	—	—
Diversified Telecommunication Services	2,143,327	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electric Utilities	$3,483,586	$—	$—
Electrical Equipment	4,154,843	—	—
Electronic Equipment, Instruments & Components	1,698,022	—	—
Energy Equipment & Services	536,338	—	—
Entertainment	3,626,793	—	—
Equity Real Estate Investment Trusts (REITs)	6,636,223	—	—
Food & Staples Retailing	2,706,574	—	—
Food Products	1,758,537	1,020,713	—
Gas Utilities	96,232	—	—
Health Care Equipment & Supplies	10,046,409	—	—
Health Care Providers & Services	5,998,171	—	—
Hotels, Restaurants & Leisure	5,886,580	—	—
Household Durables	501,997	—	—
Household Products	1,700,225	—	—
Independent Power & Renewable Electricity Producers	694,009	—	—
Industrial Conglomerates	3,430,749	—	—
Insurance	2,922,237	—	—
Interactive Media & Services	22,759,156	—	—
Internet & Direct Marketing Retail	8,170,380	—	—
IT Services	16,941,402	—	—
Leisure Products	542,239	—	—
Life Sciences Tools & Services	6,550,942	—	—
Machinery	4,379,772	—	—
Marine	45,312	—	—
Media	3,637,983	—	—
Metals & Mining	1,627,110	—	—
Mortgage Real Estate Investment Trusts (REITs)	171,111	—	—
Multiline Retail	3,156,509	—	—
Multi-Utilities	528,218	—	—
Oil, Gas & Consumable Fuels	4,409,588	—	—
Personal Products	867,319	—	—
Pharmaceuticals	12,217,167	—	—
Professional Services	1,032,433	—	—
Real Estate Management & Development	85,730	—	—
Road & Rail	3,777,798	—	—
Semiconductors & Semiconductor Equipment	16,377,457	—	—
Software	24,279,388	—	—
Specialty Retail	6,447,021	—	—
Technology Hardware, Storage & Peripherals	12,444,245	—	—
Textiles, Apparel & Luxury Goods	2,104,345	1,390,846	—
Tobacco	584,223	—	—
Trading Companies & Distributors	415,562	—	—
Short-Term Investments
Affiliated Mutual Funds	6,826,900	—	—
U.S. Treasury Obligation	—	149,965	—

Total	$273,409,143	$4,886,327	$—

Other Financial Instruments*
Assets
Futures Contracts	$8,765	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Software	8.9%
Interactive Media & Services	8.3
IT Services	6.2
Semiconductors & Semiconductor Equipment	6.0
Banks	5.1
Technology Hardware, Storage & Peripherals	4.6
Pharmaceuticals	4.5
Capital Markets	3.9
Health Care Equipment & Supplies	3.7
Internet & Direct Marketing Retail	3.0
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	2.5
Equity Real Estate Investment Trusts (REITs)	2.4
Life Sciences Tools & Services	2.4
Specialty Retail	2.4
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	2.2
Chemicals	2.1
Biotechnology	2.0
Beverages	1.9
Aerospace & Defense	1.9
Oil, Gas & Consumable Fuels	1.6
Machinery	1.6
Electrical Equipment	1.5
Road & Rail	1.4
Media	1.3
Entertainment	1.3
Textiles, Apparel & Luxury Goods	1.3
Electric Utilities	1.3
Industrial Conglomerates	1.3
Multiline Retail	1.2
Insurance	1.1
Food Products	1.0
Food & Staples Retailing	1.0

Consumer Finance	0.8%
Diversified Telecommunication Services	0.8
Building Products	0.8
Automobiles	0.7
Household Products	0.6
Electronic Equipment, Instruments & Components	0.6
Metals & Mining	0.6
Containers & Packaging	0.5
Distributors	0.4
Professional Services	0.4
Communications Equipment	0.4
Personal Products	0.3
Independent Power & Renewable Electricity Producers	0.3
Diversified Financial Services	0.2
Tobacco	0.2
Construction & Engineering	0.2
Leisure Products	0.2
Energy Equipment & Services	0.2
Multi-Utilities	0.2
Household Durables	0.2
Trading Companies & Distributors	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.1
U.S. Treasury Obligation	0.1
Gas Utilities	0.0	*
Commercial Services & Supplies	0.0	*
Real Estate Management & Development	0.0	*
Marine	0.0	*
Auto Components	0.0	*

	102.1
Liabilities in excess of other assets	(2.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$8,765	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$3,870,787

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,090,036)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures
Contracts—
Long
Positions(1)
$21,900,647

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(1)	Amount
Securities on Loan	$5,761,398	$(5,761,398)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $5,761,398:
Unaffiliated investments (cost $229,650,850)	$271,468,570
Affiliated investments (cost $6,826,900)	6,826,900
Cash	4,145
Dividends receivable	335,292
Tax reclaim receivable	133,799
Due from broker-variation margin futures	1,076
Prepaid expenses and other assets	4,933

Total Assets	278,774,715

LIABILITIES
Payable to broker for collateral for securities on loan	5,901,272
Management fee payable	147,232
Payable to affiliate	94,632
Accrued expenses and other liabilities	62,669
Payable for Portfolio shares purchased	12,361
Distribution fee payable	11,171
Payable for investments purchased	5,315
Affiliated transfer agent fee payable	433

Total Liabilities	6,235,085

NET ASSETS	$272,539,630

Net assets were comprised of:
Partners’ Equity	$272,539,630

Net asset value and redemption price per share, $272,539,630 / 9,789,748 outstanding shares of beneficial interest	$27.84

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $117,685 foreign withholding tax)	$23,406,154
Affiliated dividend income	23,751
Income from securities lending, net (including affiliated income of $11,376)	17,768
Interest income	3,881

Total income	23,451,554

EXPENSES
Management fee	9,008,176
Distribution fee	4,041,543
Custodian and accounting fees	127,782
Trustees’ fees	24,263
Audit fee	16,780
Legal fees and expenses	15,920
Shareholders’ reports	3,865
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,600
Miscellaneous	43,350

Total expenses	13,285,279
Less: Fee waiver and/or expense reimbursement	(292,346)

Net expenses	12,992,933

NET INVESTMENT INCOME (LOSS)	10,458,621

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(11,198))	239,494,464
In-kind redemption	888,008,210
Futures transactions	3,870,787
Foreign currency transactions	(4,626)

1,131,368,835

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,533)	(633,461,702)
Futures	(1,090,036)

(634,551,738)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	496,817,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$507,275,718

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,458,621	$25,778,984
Net realized gain (loss) on investment and foreign currency transactions	1,131,368,835	74,910,500
Net change in unrealized appreciation (depreciation) on investments	(634,551,738)	360,295,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	507,275,718	460,984,751

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [132,308 and 102,338,201 shares, respectively]	3,416,026	1,915,683,068
Portfolio shares issued in merger [0 and 1,234,206 shares, respectively]	—	26,720,555
Portfolio shares purchased [140,542,889 and 51,086,933 shares, respectively]	(3,847,740,249)	(906,612,843)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,844,324,223)	1,035,790,780

TOTAL INCREASE (DECREASE)	(3,337,048,505)	1,496,775,531
NET ASSETS:
Beginning of period	3,609,588,135	2,112,812,604

End of period	$272,539,630	$3,609,588,135

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 4.4%
Boeing Co. (The)*	308,880	$73,995,293

Air Freight & Logistics — 2.5%
Expeditors International of Washington, Inc.	327,905	41,512,773

Beverages — 3.0%
Monster Beverage Corp.*	557,011	50,882,955

Biotechnology — 3.1%
Regeneron Pharmaceuticals, Inc.*	72,214	40,334,408
Vertex Pharmaceuticals, Inc.*	57,704	11,634,857

		51,969,265

Capital Markets — 2.5%
FactSet Research Systems, Inc.	60,605	20,339,644
SEI Investments Co.	358,516	22,217,237

		42,556,881

Communications Equipment — 1.7%
Cisco Systems, Inc.	527,297	27,946,741

Energy Equipment & Services — 1.6%
Schlumberger NV	841,876	26,948,451

Entertainment — 3.2%
Walt Disney Co. (The)*	307,148	53,987,404

Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.*	25,139	23,118,830

Health Care Technology — 1.2%
Cerner Corp.	253,771	19,834,741

Hotels, Restaurants & Leisure — 4.2%
Starbucks Corp.	353,461	39,520,475
Yum China Holdings, Inc. (China)(a)	191,476	12,685,285
Yum! Brands, Inc.	167,043	19,214,956

		71,420,716

Household Products — 1.2%
Colgate-Palmolive Co.	248,658	20,228,328

Interactive Media & Services — 13.7%
Alphabet, Inc. (Class A Stock)*	24,333	59,416,076
Alphabet, Inc. (Class C Stock)*	24,406	61,169,246
Facebook, Inc. (Class A Stock)*	317,761	110,488,677

		231,073,999

Internet & Direct Marketing Retail — 10.8%
Alibaba Group Holding Ltd. (China), ADR*	295,579	67,031,406
Amazon.com, Inc.*	33,415	114,952,946

		181,984,352

IT Services — 6.3%
Automatic Data Processing, Inc.	57,011	11,323,525
Visa, Inc. (Class A Stock)(a)	402,927	94,212,391

		105,535,916

Life Sciences Tools & Services — 2.6%
Illumina, Inc.*	91,856	43,467,178

	Shares	Value
COMMON STOCKS (continued)
Machinery — 4.1%
Deere & Co.	194,594	$68,635,250

Pharmaceuticals — 6.2%
Novartis AG (Switzerland), ADR(a)	539,595	49,232,648
Novo Nordisk A/S (Denmark), ADR(a)	153,465	12,855,763
Roche Holding AG (Switzerland), ADR(a)	891,722	41,902,017

		103,990,428

Semiconductors & Semiconductor Equipment — 8.2%
NVIDIA Corp.	132,425	105,953,242
QUALCOMM, Inc.	227,015	32,447,254

		138,400,496

Software — 17.5%
Autodesk, Inc.*	252,509	73,707,377
Microsoft Corp.	261,982	70,970,924
Oracle Corp.	846,274	65,873,968
salesforce.com, Inc.*	254,376	62,136,425
Workday, Inc. (Class A Stock)*	94,493	22,559,259

		295,247,953

TOTAL LONG-TERM INVESTMENTS (cost $891,167,029)		1,672,737,950

SHORT-TERM INVESTMENTS — 7.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	16,122,834	16,122,834
PGIM Institutional Money Market Fund (cost $113,531,508; includes $113,525,221 of cash collateral for securities on loan)(b)(wa)	113,592,504	113,524,348

TOTAL SHORT-TERM INVESTMENTS (cost $129,654,342)		129,647,182

TOTAL INVESTMENTS—107.1% (cost $1,020,821,371)		1,802,385,132
Liabilities in excess of other assets — (7.1)%		(119,521,033)

NET ASSETS — 100.0%		$1,682,864,099

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $110,293,371; cash collateral of $113,525,221 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$73,995,293	$—	$—
Air Freight & Logistics	41,512,773	—	—
Beverages	50,882,955	—	—
Biotechnology	51,969,265	—	—
Capital Markets	42,556,881	—	—
Communications Equipment	27,946,741	—	—
Energy Equipment & Services	26,948,451	—	—
Entertainment	53,987,404	—	—
Health Care Equipment & Supplies	23,118,830	—	—
Health Care Technology	19,834,741	—	—
Hotels, Restaurants & Leisure	71,420,716	—	—
Household Products	20,228,328	—	—
Interactive Media & Services	231,073,999	—	—
Internet & Direct Marketing Retail	181,984,352	—	—
IT Services	105,535,916	—	—
Life Sciences Tools & Services	43,467,178	—	—
Machinery	68,635,250	—	—
Pharmaceuticals	103,990,428	—	—
Semiconductors & Semiconductor Equipment	138,400,496	—	—
Software	295,247,953	—	—
Short-Term Investments
Affiliated Mutual Funds	129,647,182	—	—

Total	$1,802,385,132	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Software	17.5%
Interactive Media & Services	13.7
Internet & Direct Marketing Retail	10.8
Semiconductors & Semiconductor Equipment	8.2
Affiliated Mutual Funds (6.7% represents investments purchased with collateral from securities on loan)	7.7
IT Services	6.3
Pharmaceuticals	6.2
Aerospace & Defense	4.4
Hotels, Restaurants & Leisure	4.2
Machinery	4.1
Entertainment	3.2
Biotechnology	3.1
Beverages	3.0

Life Sciences Tools & Services	2.6%
Capital Markets	2.5
Air Freight & Logistics	2.5
Communications Equipment	1.7
Energy Equipment & Services	1.6
Health Care Equipment & Supplies	1.4
Household Products	1.2
Health Care Technology	1.2

107.1
Liabilities in excess of other assets	(7.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$110,293,371	$(110,293,371)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $110,293,371:
Unaffiliated investments (cost $891,167,029)	$1,672,737,950
Affiliated investments (cost $129,654,342)	129,647,182
Receivable for investments sold	4,530,686
Tax reclaim receivable	4,031,520
Dividends receivable	498,340
Receivable for Portfolio shares sold	102,453
Prepaid expenses and other assets	265,898

Total Assets	1,811,814,029

LIABILITIES
Payable to broker for collateral for securities on loan	113,525,221
Payable for Portfolio shares purchased	9,536,223
Payable for investments purchased	4,601,889
Payable to affiliate	662,061
Management fee payable	496,231
Distribution fee payable	69,509
Accrued expenses and other liabilities	58,363
Affiliated transfer agent fee payable	433

Total Liabilities	128,949,930

NET ASSETS	$1,682,864,099

Net assets were comprised of:
Partners’ Equity	$1,682,864,099

Net asset value and redemption price per share, $1,682,864,099 / 17,609,197 outstanding shares of beneficial interest	$95.57

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $911,059 foreign withholding tax)	$10,574,611
Income from securities lending, net (including affiliated income of $49,589)	49,618
Affiliated dividend income	12,812

Total income	10,637,041

EXPENSES
Management fee	9,078,718
Distribution fee	3,203,507
Custodian and accounting fees	77,720
Trustees’ fees	20,821
Audit fee	13,927
Legal fees and expenses	13,404
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,586
Shareholders’ reports	2,601
Miscellaneous	32,749

Total expenses	12,447,033
Less: Fee waiver and/or expense reimbursement	(779,346)

Net expenses	11,667,687

NET INVESTMENT INCOME (LOSS)	(1,030,646)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(29,739))	175,547,431
In-kind redemption	590,118,295

765,665,726

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $9,540)	(446,755,757)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	318,909,969

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$317,879,323

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,030,646)	$(1,589,773)
Net realized gain (loss) on investment transactions	765,665,726	642,180,953
Net change in unrealized appreciation (depreciation) on investments	(446,755,757)	11,173,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	317,879,323	651,764,799

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [223,910 and 10,160,675 shares, respectively]	19,301,622	652,134,307
Portfolio shares purchased [15,701,618 and 22,457,888 shares, respectively]	(1,435,595,932)	(1,421,487,365)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,416,294,310)	(769,353,058)

TOTAL INCREASE (DECREASE)	(1,098,414,987)	(117,588,259)
NET ASSETS:
Beginning of period	2,781,279,086	2,898,867,345

End of period	$1,682,864,099	$2,781,279,086

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.8%
Austria — 0.3%
Erste Group Bank AG	59,005	$2,172,692

Canada — 2.6%
Canadian National Railway Co.(a)	125,225	13,213,742
Canadian Pacific Railway Ltd.(a)	90,526	6,962,355

		20,176,097

Denmark — 0.6%
Carlsberg A/S (Class B Stock)	23,878	4,453,785

France — 8.6%
Air Liquide SA	40,274	7,066,073
Danone SA	196,114	13,817,643
EssilorLuxottica SA	16,442	3,038,467
Hermes International	1,811	2,644,160
Legrand SA	91,388	9,685,049
LVMH Moet Hennessy Louis Vuitton SE	24,251	19,045,397
Pernod Ricard SA	53,598	11,906,044

		67,202,833

Germany — 3.8%
Bayer AG	137,961	8,398,494
Brenntag SE	44,005	4,102,867
Deutsche Boerse AG	21,448	3,748,244
Merck KGaA	51,514	9,880,834
MTU Aero Engines AG	15,768	3,910,405

		30,040,844

Israel — 0.9%
Check Point Software Technologies Ltd.*(a)	63,519	7,376,462

Japan — 2.0%
Hoya Corp.	31,700	4,182,174
Kubota Corp.	422,700	8,555,850
Olympus Corp.	140,500	2,790,042

		15,528,066

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	213,811	1,376,782

Netherlands — 3.0%
Akzo Nobel NV	75,944	9,399,440
Heineken NV	109,024	13,220,300
Wolters Kluwer NV	11,854	1,192,381

		23,812,121

South Korea — 0.9%
Samsung Electronics Co. Ltd.	104,346	7,484,001

Spain — 0.9%
Aena SME SA, 144A*	43,350	7,118,532

Sweden — 1.7%
Essity AB (Class B Stock)	403,063	13,375,575

Switzerland — 8.1%
Adecco Group AG	47,662	3,247,202
Cie Financiere Richemont SA (Class A Stock)	81,933	9,929,282

	Shares	Value
COMMON STOCKS (continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.	50,168	$3,282,850
Nestle SA	148,226	18,466,211
Roche Holding AG	51,999	19,592,546
Sonova Holding AG	6,995	2,635,511
UBS Group AG	396,822	6,076,754

		63,230,356

United Kingdom — 9.1%
Burberry Group PLC*	175,408	5,027,967
Compass Group PLC*	245,230	5,169,761
Diageo PLC	384,143	18,487,892
Linde PLC (NYSE)	12,475	3,606,522
Linde PLC (AQUIS)	46,690	13,530,060
Reckitt Benckiser Group PLC	132,263	11,723,185
Rolls-Royce Holdings PLC*	3,370,975	4,658,808
Whitbread PLC*	81,132	3,524,380
WPP PLC	434,079	5,859,530

		71,588,105

United States — 56.1%
3M Co.	57,482	11,417,650
Abbott Laboratories	95,977	11,126,614
Accenture PLC (Class A Stock)	64,358	18,972,095
American Express Co.	60,667	10,024,008
Amphenol Corp. (Class A Stock)	62,511	4,276,377
Aon PLC (Class A Stock)(a)	34,966	8,348,482
Aptiv PLC*	27,048	4,255,462
Bank of New York Mellon Corp. (The)	39,718	2,034,753
Boston Scientific Corp.*	244,981	10,475,388
Carrier Global Corp.	41,200	2,002,320
Charles Schwab Corp. (The)	156,025	11,360,180
Cisco Systems, Inc.	58,211	3,085,183
Cognizant Technology Solutions Corp. (Class A Stock)	96,319	6,671,054
Colgate-Palmolive Co.	85,217	6,932,403
Comcast Corp. (Class A Stock)	461,192	26,297,168
Cooper Cos., Inc. (The)	18,593	7,367,848
eBay, Inc.	118,796	8,340,667
Equifax, Inc.	40,910	9,798,354
Fidelity National Information Services, Inc.	75,113	10,641,259
Fiserv, Inc.*	92,216	9,856,968
Goldman Sachs Group, Inc. (The)	34,506	13,096,062
Honeywell International, Inc.	78,860	17,297,941
International Flavors & Fragrances, Inc.	27,492	4,107,305
Kansas City Southern	36,374	10,307,300
Liberty Broadband Corp. (Class C Stock)*	49,225	8,548,413
Marriott International, Inc. (Class A Stock)*	30,365	4,145,430
Medtronic PLC	178,168	22,115,994
Microchip Technology, Inc.(a)	25,732	3,853,110
Omnicom Group, Inc.	24,441	1,955,036
Oracle Corp.	153,534	11,951,087
Otis Worldwide Corp.	51,117	4,179,837
PayPal Holdings, Inc.*	35,294	10,287,495
PPG Industries, Inc.	52,978	8,994,075
Schneider Electric SE	137,851	21,718,225
State Street Corp.	33,937	2,792,336

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Stryker Corp.	51,858	$13,469,078
Thermo Fisher Scientific, Inc.	49,844	25,144,803
Union Pacific Corp.	29,557	6,500,471
United Parcel Service, Inc. (Class B Stock)	41,664	8,664,862
Visa, Inc. (Class A Stock)(a)	99,792	23,333,365
Walt Disney Co. (The)*	81,413	14,309,963
Waters Corp.*	22,449	7,758,599
Willis Towers Watson PLC	17,941	4,126,789
Zimmer Biomet Holdings, Inc.	45,943	7,388,553

		439,330,362

TOTAL COMMON STOCKS (cost $496,040,081)		774,266,613

	Units
WARRANTS* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	121,071

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $496,040,081)		774,387,684

	Shares
SHORT-TERM INVESTMENTS — 6.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	8,068,089	8,068,089

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $45,598,150; includes $45,594,795 of cash collateral for securities on loan)(b)(wa)	45,623,063	$45,595,689

TOTAL SHORT-TERM INVESTMENTS (cost $53,666,239)		53,663,778

TOTAL INVESTMENTS—105.7%
(cost $549,706,320)		828,051,462
Liabilities in excess of other assets — (5.7)%		(44,547,247)

NET ASSETS — 100.0%		$783,504,215

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,329,474; cash collateral of $45,594,795 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Austria	$—	$2,172,692	$—
Canada	20,176,097	—	—
Denmark	—	4,453,785	—
France	—	67,202,833	—
Germany	—	30,040,844	—
Israel	7,376,462	—	—
Japan	—	15,528,066	—
Mexico	1,376,782	—	—
Netherlands	—	23,812,121	—
South Korea	—	7,484,001	—
Spain	—	7,118,532	—

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Sweden	$—	$13,375,575	$—
Switzerland	—	63,230,356	—
United Kingdom	3,606,522	67,981,583	—
United States	417,612,137	21,718,225	—
Warrants
Switzerland	121,071	—	—
Short-Term Investments
Affiliated Mutual Funds	53,663,778	—	—

Total	$503,932,849	$324,118,613	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

IT Services	10.3%
Health Care Equipment & Supplies	10.2
Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	6.9
Beverages	6.2
Chemicals	5.9
Capital Markets	5.6
Media	5.4
Textiles, Apparel & Luxury Goods	5.1
Pharmaceuticals	4.8
Road & Rail	4.7
Life Sciences Tools & Services	4.2
Food Products	4.2
Household Products	4.1
Electrical Equipment	4.0
Industrial Conglomerates	3.7
Software	2.4
Entertainment	1.8
Professional Services	1.8
Hotels, Restaurants & Leisure	1.6

Machinery	1.6%
Insurance	1.6
Consumer Finance	1.3
Air Freight & Logistics	1.1
Aerospace & Defense	1.1
Internet & Direct Marketing Retail	1.1
Technology Hardware, Storage & Peripherals	0.9
Transportation Infrastructure	0.9
Electronic Equipment, Instruments & Components	0.5
Auto Components	0.5
Trading Companies & Distributors	0.5
Semiconductors & Semiconductor Equipment	0.5
Banks	0.5
Communications Equipment	0.4
Building Products	0.3

105.7
Liabilities in excess of other assets	(5.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$44,329,474	$(44,329,474)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $44,329,474:
Unaffiliated investments (cost $496,040,081)	$774,387,684
Affiliated investments (cost $53,666,239)	53,663,778
Cash	52,996
Tax reclaim receivable	2,151,448
Dividends receivable	437,592
Receivable for investments sold	11,005
Receivable from affiliate	3,438
Prepaid expenses and other assets	2,802

Total Assets	830,710,743

LIABILITIES
Payable to broker for collateral for securities on loan	45,594,795
Payable to affiliate	711,329
Payable for Portfolio shares purchased	449,363
Management fee payable	324,324
Accrued expenses and other liabilities	93,896
Distribution fee payable	32,388
Affiliated transfer agent fee payable	433

Total Liabilities	47,206,528

NET ASSETS	$783,504,215

Net assets were comprised of:
Partners’ Equity	$783,504,215

Net asset value and redemption price per share, $783,504,215 / 25,490,016 outstanding shares of beneficial interest	$30.74

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $659,212 foreign withholding tax, of which $5,186 is reimbursable by an affiliate)	$6,870,747
Income from securities lending, net (including affiliated income of $10,784)	27,450
Affiliated dividend income	4,216

Total income	6,902,413

EXPENSES
Management fee	3,132,542
Distribution fee	951,925
Custodian and accounting fees	53,248
Audit fee	14,629
Legal fees and expenses	9,303
Trustees’ fees	9,110
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,589
Shareholders’ reports	2,552
Miscellaneous	18,484

Total expenses	4,195,382
Less: Fee waiver and/or expense reimbursement	(25,512)

Net expenses	4,169,870

NET INVESTMENT INCOME (LOSS)	2,732,543

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,373))	38,128,046
Foreign currency transactions	19,760

38,147,806

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,468))	43,587,048
Foreign currencies	(90,988)

43,496,060

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	81,643,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,376,409

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,732,543	$3,340,824
Net realized gain (loss) on investment and foreign currency transactions	38,147,806	33,486,179
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,496,060	33,387,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	84,376,409	70,214,974

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [561,821 and 11,240,301 shares, respectively]	16,213,792	230,154,325
Portfolio shares purchased [2,271,531 and 14,076,204 shares, respectively]	(66,210,346)	(275,781,435)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(49,996,554)	(45,627,110)

TOTAL INCREASE (DECREASE)	34,379,855	24,587,864
NET ASSETS:
Beginning of period	749,124,360	724,536,496

End of period	$783,504,215	$749,124,360

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Biotechnology — 0.7%
Alnylam Pharmaceuticals, Inc.*	12,587	$2,133,748
Vertex Pharmaceuticals, Inc.*	26,012	5,244,800

		7,378,548

Building Products — 0.4%
Johnson Controls International PLC	60,576	4,157,331

Capital Markets — 2.7%
Charles Schwab Corp. (The)	137,433	10,006,497
MSCI, Inc.	34,405	18,340,617

		28,347,114

Chemicals — 1.4%
Sherwin-Williams Co. (The)	54,721	14,908,736

Construction Materials — 1.3%
Vulcan Materials Co.	81,606	14,205,156

Electrical Equipment — 0.9%
AMETEK, Inc.	69,783	9,316,031

Entertainment — 5.1%
Activision Blizzard, Inc.	86,473	8,252,983
Electronic Arts, Inc.	70,775	10,179,568
Netflix, Inc.*	28,010	14,795,162
ROBLOX Corp. (Class A Stock)*(a)	40,404	3,635,552
Sea Ltd. (Taiwan), ADR*	32,766	8,997,544
Spotify Technology SA*	8,768	2,416,373
Take-Two Interactive Software, Inc.*	30,295	5,362,821

		53,640,003

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	24,643	6,657,060
Equinix, Inc.	6,009	4,822,823

		11,479,883

Health Care Equipment & Supplies — 5.8%
Abbott Laboratories	123,100	14,270,983
Becton, Dickinson & Co.	18,899	4,596,048
Boston Scientific Corp.*	237,321	10,147,846
Danaher Corp.	82,540	22,150,434
Edwards Lifesciences Corp.*	64,587	6,689,276
STERIS PLC	14,471	2,985,367

		60,839,954

Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	4,591	1,838,420

Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. (Class A Stock)*	1,554	237,980
Chipotle Mexican Grill, Inc.*	3,613	5,601,378
MGM Resorts International	46,959	2,002,801
Starbucks Corp.	26,137	2,922,378

		10,764,537

Household Products — 0.9%
Colgate-Palmolive Co.	113,370	9,222,650

Industrial Conglomerates — 0.6%
Roper Technologies, Inc.	12,747	5,993,639

	Shares	Value
COMMON STOCKS (continued)
Insurance — 0.5%
Aon PLC (Class A Stock)	23,956	$5,719,735

Interactive Media & Services — 12.5%
Alphabet, Inc. (Class A Stock)*	23,065	56,319,886
Alphabet, Inc. (Class C Stock)*	7,080	17,744,746
Bumble, Inc. (Class A Stock)*(a)	36,447	2,099,347
Facebook, Inc. (Class A Stock)*	118,114	41,069,419
Match Group, Inc.*	71,685	11,559,206
Pinterest, Inc. (Class A Stock)*	28,812	2,274,708

		131,067,312

Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc.*	25,329	87,135,813

IT Services — 10.9%
Global Payments, Inc.	23,426	4,393,312
Mastercard, Inc. (Class A Stock)	92,561	33,793,095
PayPal Holdings, Inc.*	101,448	29,570,063
Shopify, Inc. (Canada) (Class A Stock)*	3,658	5,344,265
Square, Inc. (Class A Stock)*	50,052	12,202,678
Visa, Inc. (Class A Stock)(a)	123,854	28,959,542

		114,262,955

Life Sciences Tools & Services — 2.5%
ICON PLC (Ireland)*(a)	40,545	8,381,057
Thermo Fisher Scientific, Inc.	36,529	18,427,785

		26,808,842

Media — 1.7%
Charter Communications, Inc. (Class A Stock)*(a)	24,925	17,982,141

Multiline Retail — 0.5%
Dollar General Corp.	22,251	4,814,894

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	50,351	16,015,646

Pharmaceuticals — 1.2%
Zoetis, Inc.	68,055	12,682,730

Professional Services — 4.2%
Clarivate PLC (United Kingdom)*(a)	249,919	6,880,270
CoStar Group, Inc.*(a)	97,430	8,069,153
Equifax, Inc.	25,520	6,112,295
TransUnion	91,929	10,094,724
Verisk Analytics, Inc.	73,320	12,810,470

		43,966,912

Road & Rail — 1.2%
Canadian Pacific Railway Ltd. (Canada)(a)	89,932	6,916,670
Uber Technologies, Inc.*	111,867	5,606,774

		12,523,444

Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.	82,450	11,740,880
ASML Holding NV (Netherlands)	15,270	10,549,127
Lam Research Corp.	26,222	17,062,655
NVIDIA Corp.	31,956	25,567,996

		64,920,658

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software — 22.6%
Adobe, Inc.*	76,621	$44,872,322
Atlassian Corp. PLC (Class A Stock)*	17,992	4,621,425
Autodesk, Inc.*	45,160	13,182,204
Black Knight, Inc.*	32,862	2,562,579
Cadence Design Systems, Inc.*	49,219	6,734,144
Intuit, Inc.	48,658	23,850,692
Microsoft Corp.	401,476	108,759,848
Qualtrics International, Inc. (Class A Stock)*	12,041	460,568
salesforce.com, Inc.*	59,412	14,512,569
ServiceNow, Inc.*	22,643	12,443,461
Synopsys, Inc.*	19,185	5,291,031

		237,290,843

Specialty Retail — 0.3%
Ross Stores, Inc.	27,747	3,440,628

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	176,719	24,203,434

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.*	11,254	4,107,372
NIKE, Inc. (Class B Stock)	62,038	9,584,251

		13,691,623

TOTAL LONG-TERM INVESTMENTS (cost $753,566,162)		1,048,619,612

SHORT-TERM INVESTMENTS — 6.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	4,495,167	4,495,167
PGIM Institutional Money Market Fund (cost $67,122,262; includes $67,119,183 of cash collateral for securities on loan)(b)(wa)	67,161,578	67,121,282

TOTAL SHORT-TERM INVESTMENTS (cost $71,617,429)		71,616,449

TOTAL INVESTMENTS—106.6% (cost $825,183,591)		1,120,236,061
Liabilities in excess of other assets — (6.6)%		(68,966,251)

NET ASSETS — 100.0%		$1,051,269,810

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,276,928; cash collateral of $67,119,183 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Biotechnology	$7,378,548	$—	$—
Building Products	4,157,331	—	—
Capital Markets	28,347,114	—	—
Chemicals	14,908,736	—	—
Construction Materials	14,205,156	—	—
Electrical Equipment	9,316,031	—	—
Entertainment	53,640,003	—	—
Equity Real Estate Investment Trusts (REITs)	11,479,883	—	—
Health Care Equipment & Supplies	60,839,954	—	—
Health Care Providers & Services	1,838,420	—	—
Hotels, Restaurants & Leisure	10,764,537	—	—
Household Products	9,222,650	—	—
Industrial Conglomerates	5,993,639	—	—
Insurance	5,719,735	—	—
Interactive Media & Services	131,067,312	—	—
Internet & Direct Marketing Retail	87,135,813	—	—
IT Services	114,262,955	—	—
Life Sciences Tools & Services	26,808,842	—	—
Media	17,982,141	—	—
Multiline Retail	4,814,894	—	—
Personal Products	16,015,646	—	—
Pharmaceuticals	12,682,730	—	—
Professional Services	43,966,912	—	—
Road & Rail	12,523,444	—	—
Semiconductors & Semiconductor Equipment	64,920,658	—	—
Software	237,290,843	—	—
Specialty Retail	3,440,628	—	—
Technology Hardware, Storage & Peripherals	24,203,434	—	—
Textiles, Apparel & Luxury Goods	13,691,623	—	—
Short-Term Investments
Affiliated Mutual Funds	71,616,449	—	—

Total	$1,120,236,061	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Software	22.6%
Interactive Media & Services	12.5
IT Services	10.9
Internet & Direct Marketing Retail	8.3
Affiliated Mutual Funds (6.4% represents investments purchased with collateral from securities on loan)	6.8
Semiconductors & Semiconductor Equipment	6.2
Health Care Equipment & Supplies	5.8
Entertainment	5.1
Professional Services	4.2
Capital Markets	2.7
Life Sciences Tools & Services	2.5
Technology Hardware, Storage & Peripherals	2.3
Media	1.7
Personal Products	1.5
Chemicals	1.4
Construction Materials	1.3

Textiles, Apparel & Luxury Goods	1.3%
Pharmaceuticals	1.2
Road & Rail	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Hotels, Restaurants & Leisure	1.0
Electrical Equipment	0.9
Household Products	0.9
Biotechnology	0.7
Industrial Conglomerates	0.6
Insurance	0.5
Multiline Retail	0.5
Building Products	0.4
Specialty Retail	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Health Care Providers & Services	0.2%

106.6
Liabilities in excess of other assets	(6.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(1)	Amount
Securities on Loan	$65,276,928	$(65,276,928)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST MFS GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $65,276,928:
Unaffiliated investments (cost $753,566,162)	$1,048,619,612
Affiliated investments (cost $71,617,429)	71,616,449
Tax reclaim receivable	186,471
Dividends receivable	153,621
Receivable for Portfolio shares sold	70,357
Prepaid expenses and other assets	23,753

Total Assets	1,120,670,263

LIABILITIES
Payable to broker for collateral for securities on loan	67,119,183
Payable for Portfolio shares purchased	1,667,186
Management fee payable	348,386
Payable to affiliate	185,093
Distribution fee payable	43,166
Accrued expenses and other liabilities	36,962
Affiliated transfer agent fee payable	433
Trustees’ fees payable	44

Total Liabilities	69,400,453

NET ASSETS	$1,051,269,810

Net assets were comprised of:
Partners’ Equity	$1,051,269,810

Net asset value and redemption price per share, $1,051,269,810 / 21,373,259 outstanding shares of beneficial interest	$49.19

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $51,008 foreign withholding tax, of which $38,419 is reimbursable by an affiliate)	$2,839,214
Income from securities lending, net (including affiliated income of $10,957)	11,903
Affiliated dividend income	5,943

Total income	2,857,060

EXPENSES
Management fee	5,632,687
Distribution fee	1,977,161
Custodian and accounting fees	56,934
Trustees’ fees	14,903
Audit fee	13,587
Legal fees and expenses	11,608
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,587
Shareholders’ reports	2,554
Miscellaneous	32,239

Total expenses	7,745,260
Less: Fee waiver and/or expense reimbursement	(157,019)

Net expenses	7,588,241

NET INVESTMENT INCOME (LOSS)	(4,731,181)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,563))	158,946,110
In-kind redemption	333,738,246

492,684,356

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(236))	(323,179,198)
Foreign currencies	(106)

(323,179,304)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	169,505,052

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,773,871

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(4,731,181)	$(5,952,578)
Net realized gain (loss) on investment and foreign currency transactions	492,684,356	344,590,174
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(323,179,304)	17,882,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	164,773,871	356,519,744

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [657,652 and 19,195,261 shares, respectively]	29,458,591	681,580,972
Portfolio shares purchased [19,677,754 and 20,528,852 shares, respectively]	(901,612,886)	(672,038,696)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(872,154,295)	9,542,276

TOTAL INCREASE (DECREASE)	(707,380,424)	366,062,020
NET ASSETS:
Beginning of period	1,758,650,234	1,392,588,214

End of period	$1,051,269,810	$1,758,650,234

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 3.6%
Lockheed Martin Corp.	21,032	$7,957,457
Northrop Grumman Corp.	49,591	18,022,857
Raytheon Technologies Corp.	71,803	6,125,514

		32,105,828

Banks — 9.7%
Citigroup, Inc.	255,975	18,110,231
JPMorgan Chase & Co.	250,255	38,924,663
PNC Financial Services Group, Inc. (The)	60,761	11,590,769
Truist Financial Corp.	124,098	6,887,439
U.S. Bancorp	192,191	10,949,121

		86,462,223

Beverages — 2.2%
Diageo PLC (United Kingdom)	277,805	13,370,096
PepsiCo, Inc.	45,142	6,688,690

		20,058,786

Building Products — 3.4%
Johnson Controls International PLC	179,312	12,306,182
Masco Corp.	129,035	7,601,452
Trane Technologies PLC	58,740	10,816,384

		30,724,018

Capital Markets — 7.4%
BlackRock, Inc.	15,646	13,689,781
Goldman Sachs Group, Inc. (The)	29,282	11,113,397
Moody’s Corp.	15,001	5,435,912
Morgan Stanley	165,046	15,133,068
Nasdaq, Inc.	96,911	17,036,954
T. Rowe Price Group, Inc.(a)	16,677	3,301,546

		65,710,658

Chemicals — 3.9%
DuPont de Nemours, Inc.	72,727	5,629,797
International Flavors & Fragrances, Inc.	15,256	2,279,247
PPG Industries, Inc.	96,739	16,423,380
Sherwin-Williams Co. (The)	38,474	10,482,241

		34,814,665

Consumer Finance — 1.7%
American Express Co.	90,733	14,991,814

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	43,314	2,426,883

Electric Utilities — 4.8%
American Electric Power Co., Inc.	73,962	6,256,445
Duke Energy Corp.	185,895	18,351,554
Southern Co. (The)	230,070	13,921,536
Xcel Energy, Inc.	64,719	4,263,688

		42,793,223

Electrical Equipment — 1.6%
Eaton Corp. PLC	95,771	14,191,347

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	11,870	3,569,190

	Shares	Value
COMMON STOCKS (continued)
Food Products — 2.4%
Archer-Daniels-Midland Co.	69,852	$4,233,031
J.M. Smucker Co. (The)(a)	17,930	2,323,190
Nestle SA (Switzerland)	116,996	14,575,532

		21,131,753

Health Care Equipment & Supplies — 6.6%
Abbott Laboratories	120,180	13,932,467
Boston Scientific Corp.*	203,915	8,719,405
Danaher Corp.	53,443	14,341,964
Medtronic PLC	177,409	22,021,779

		59,015,615

Health Care Providers & Services — 3.0%
Cigna Corp.	81,531	19,328,554
McKesson Corp.	41,267	7,891,901

		27,220,455

Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc. (Class A Stock)*	21,094	2,879,753

Household Products — 2.2%
Colgate-Palmolive Co.	83,120	6,761,812
Kimberly-Clark Corp.	56,319	7,534,356
Reckitt Benckiser Group PLC (United Kingdom)	59,591	5,281,872

		19,578,040

Industrial Conglomerates — 2.6%
Honeywell International, Inc.	103,822	22,773,356

Insurance — 8.7%
Aon PLC (Class A Stock)	84,562	20,190,023
Chubb Ltd.	107,600	17,101,944
Marsh & McLennan Cos., Inc.	123,786	17,414,214
Progressive Corp. (The)	118,965	11,683,553
Travelers Cos., Inc. (The)	72,898	10,913,560

		77,303,294

IT Services — 4.4%
Accenture PLC (Class A Stock)	74,944	22,092,742
Fidelity National Information Services, Inc.	71,732	10,162,273
Fiserv, Inc.*	69,696	7,449,805

		39,704,820

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	31,890	16,087,548

Machinery — 3.2%
Illinois Tool Works, Inc.	65,262	14,589,973
Otis Worldwide Corp.	35,902	2,935,707
Stanley Black & Decker, Inc.	51,874	10,633,651

		28,159,331

Media — 3.2%
Comcast Corp. (Class A Stock)	496,807	28,327,935

Multi-Utilities — 1.4%
Dominion Energy, Inc.	166,597	12,256,541

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	46,197	$4,838,674
ConocoPhillips	122,914	7,485,462
EOG Resources, Inc.	64,556	5,386,553
Pioneer Natural Resources Co.	27,254	4,429,320

		22,140,009

Pharmaceuticals — 6.7%
Johnson & Johnson	190,005	31,301,424
Merck & Co., Inc.	145,439	11,310,791
Organon & Co.*	14,544	440,101
Pfizer, Inc.	332,487	13,020,191
Roche Holding AG (Switzerland)	10,516	3,962,292

		60,034,799

Professional Services — 1.3%
Equifax, Inc.	47,795	11,447,380

Road & Rail — 2.0%
Canadian National Railway Co. (Canada)(a)	45,921	4,845,584
Union Pacific Corp.	57,672	12,683,803

		17,529,387

Semiconductors & Semiconductor Equipment — 5.1%
Analog Devices, Inc.(a)	40,638	6,996,238
Intel Corp.	130,007	7,298,593
NXP Semiconductors NV (China)	37,778	7,771,690
Texas Instruments, Inc.	121,368	23,339,067

		45,405,588

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	68,011	13,192,094

Tobacco — 0.5%
Philip Morris International, Inc.	42,849	4,246,764

TOTAL LONG-TERM INVESTMENTS
(cost $667,630,935)		876,283,097

	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	12,907,301	$12,907,301
PGIM Institutional Money Market Fund (cost $16,719,638; includes $16,718,409 of cash collateral for securities on loan)(b)(wa)	16,729,015	16,718,977

TOTAL SHORT-TERM INVESTMENTS
(cost $29,626,939)		29,626,278

TOTAL INVESTMENTS—101.7%
(cost $697,257,874)		905,909,375
Liabilities in excess of other assets — (1.7)%		(14,753,578)

NET ASSETS — 100.0%		$891,155,797

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,382,309; cash collateral of $16,718,409 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$32,105,828	$—	$—
Banks	86,462,223	—	—
Beverages	6,688,690	13,370,096	—
Building Products	30,724,018	—	—
Capital Markets	65,710,658	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Chemicals	$34,814,665	$—	$—
Consumer Finance	14,991,814	—	—
Diversified Telecommunication Services	2,426,883	—	—
Electric Utilities	42,793,223	—	—
Electrical Equipment	14,191,347	—	—
Equity Real Estate Investment Trusts (REITs)	3,569,190	—	—
Food Products	6,556,221	14,575,532	—
Health Care Equipment & Supplies	59,015,615	—	—
Health Care Providers & Services	27,220,455	—	—
Hotels, Restaurants & Leisure	2,879,753	—	—
Household Products	14,296,168	5,281,872	—
Industrial Conglomerates	22,773,356	—	—
Insurance	77,303,294	—	—
IT Services	39,704,820	—	—
Life Sciences Tools & Services	16,087,548	—	—
Machinery	28,159,331	—	—
Media	28,327,935	—	—
Multi-Utilities	12,256,541	—	—
Oil, Gas & Consumable Fuels	22,140,009	—	—
Pharmaceuticals	56,072,507	3,962,292	—
Professional Services	11,447,380	—	—
Road & Rail	17,529,387	—	—
Semiconductors & Semiconductor Equipment	45,405,588	—	—
Specialty Retail	13,192,094	—	—
Tobacco	4,246,764	—	—
Short-Term Investments
Affiliated Mutual Funds	29,626,278	—	—

Total	$868,719,583	$37,189,792	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	9.7%
Insurance	8.7
Capital Markets	7.4
Pharmaceuticals	6.7
Health Care Equipment & Supplies	6.6
Semiconductors & Semiconductor Equipment	5.1
Electric Utilities	4.8
IT Services	4.4
Chemicals	3.9
Aerospace & Defense	3.6
Building Products	3.4
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	3.3
Media	3.2
Machinery	3.2
Health Care Providers & Services	3.0
Industrial Conglomerates	2.6
Oil, Gas & Consumable Fuels	2.5
Food Products	2.4

Beverages	2.2%
Household Products	2.2
Road & Rail	2.0
Life Sciences Tools & Services	1.8
Consumer Finance	1.7
Electrical Equipment	1.6
Specialty Retail	1.5
Multi-Utilities	1.4
Professional Services	1.3
Tobacco	0.5
Equity Real Estate Investment Trusts (REITs)	0.4
Hotels, Restaurants & Leisure	0.3
Diversified Telecommunication Services	0.3

101.7
Liabilities in excess of other assets	(1.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$16,382,309	$(16,382,309)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $16,382,309:
Unaffiliated investments (cost $667,630,935)	$876,283,097
Affiliated investments (cost $29,626,939)	29,626,278
Cash	18,731
Tax reclaim receivable	1,225,600
Dividends receivable	903,433
Receivable for investments sold	315,008
Receivable for Portfolio shares sold	28,634
Prepaid expenses and other assets	93,575

Total Assets	908,494,356

LIABILITIES
Payable to broker for collateral for securities on loan	16,718,409
Management fee payable	328,071
Payable to affiliate	169,355
Accrued expenses and other liabilities	57,225
Distribution fee payable	36,523
Payable for Portfolio shares purchased	28,543
Affiliated transfer agent fee payable	433

Total Liabilities	17,338,559

NET ASSETS	$891,155,797

Net assets were comprised of:
Partners’ Equity	$891,155,797

Net asset value and redemption price per share, $891,155,797 / 32,023,900 outstanding shares of beneficial interest	$27.83

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $205,780 foreign withholding tax, of which $1,592 is reimbursable by an affiliate)	$20,711,195
Affiliated dividend income	11,029
Income from securities lending, net (including affiliated income of $10,330)	10,414

Total income	20,732,638

EXPENSES
Management fee	6,666,915
Distribution fee	2,524,924
Custodian and accounting fees	68,403
Trustees’ fees	16,451
Audit fee	13,587
Legal fees and expenses	11,987
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,587
Shareholders’ reports	2,516
Miscellaneous	27,232

Total expenses	9,335,602
Less: Fee waiver and/or expense reimbursement	(58,095)

Net expenses	9,277,507

NET INVESTMENT INCOME (LOSS)	11,455,131

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,089))	84,349,724
In-kind redemption	430,755,603
Foreign currency transactions	14,379

515,119,706

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(661))	(200,708,470)
Foreign currencies	(55,930)

(200,764,400)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	314,355,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$325,810,437

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$11,455,131	$25,020,344
Net realized gain (loss) on investment and foreign currency transactions	515,119,706	80,114,313
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(200,764,400)	(48,478,279)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	325,810,437	56,656,378

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,168,521 and 45,144,479 shares, respectively]	54,512,834	919,519,747
Portfolio shares purchased [58,060,031 and 41,710,777 shares, respectively]	(1,622,634,489)	(816,358,365)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,568,121,655)	103,161,382

TOTAL INCREASE (DECREASE)	(1,242,311,218)	159,817,760
NET ASSETS:
Beginning of period	2,133,467,015	1,973,649,255

End of period	$891,155,797	$2,133,467,015

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.*	44,715	$7,905,612
Howmet Aerospace, Inc.*	225,615	7,776,949

		15,682,561

Banks — 0.6%
Western Alliance Bancorp	88,369	8,205,062

Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*	4,374	4,464,979

Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc.*	29,342	4,974,056
Apellis Pharmaceuticals, Inc.*(a)	64,552	4,079,686
Ascendis Pharma A/S (Denmark), ADR*	31,094	4,090,416
Exelixis, Inc.*	103,046	1,877,498
Fate Therapeutics, Inc.*	43,938	3,813,379
Horizon Therapeutics PLC*	68,778	6,440,372

		25,275,407

Building Products — 2.5%
Advanced Drainage Systems, Inc.	35,445	4,131,824
AZEK Co., Inc. (The)*	92,254	3,917,105
Builders FirstSource, Inc.*	215,330	9,185,978
Carrier Global Corp.	147,157	7,151,830
Lennox International, Inc.(a)	19,503	6,841,652
Trex Co., Inc.*(a)	41,208	4,211,870

		35,440,259

Capital Markets — 4.2%
LPL Financial Holdings, Inc.	58,010	7,830,190
MSCI, Inc.	59,363	31,645,228
Nasdaq, Inc.	69,977	12,301,956
Tradeweb Markets, Inc. (Class A Stock)	78,109	6,604,897

		58,382,271

Chemicals — 1.0%
Scotts Miracle-Gro Co. (The)	71,651	13,751,260

Commercial Services & Supplies — 1.7%
Copart, Inc.*	110,020	14,503,936
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	85,619	5,075,494
Waste Connections, Inc.	37,327	4,457,964

		24,037,394

Communications Equipment — 0.3%
Arista Networks, Inc.*	10,790	3,909,325
Construction Materials — 0.9%
Vulcan Materials Co.	71,768	12,492,656
Containers & Packaging — 0.4%
Ball Corp.	61,324	4,968,470
Distributors — 2.0%
LKQ Corp.*	55,548	2,734,073
Pool Corp.	56,035	25,701,013

		28,435,086

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services — 1.2%
Altimeter Growth Corp., UTS*	120,280	$1,479,444
Bright Horizons Family Solutions, Inc.*	104,101	15,314,298

		16,793,742

Diversified Financial Services — 0.3%
Altimeter Growth Corp. 2 (Class A Stock)*	111,428	1,142,137
Catalyst Partners Acquisition Corp., UTS*	76,044	763,482
Dragoneer Growth Opportunities Corp., UTS*	119,309	1,239,620
Dragoneer Growth Opportunities Corp. (Class A Stock)*	44,328	441,507

		3,586,746

Electrical Equipment — 1.7%
AMETEK, Inc.	120,455	16,080,743
Generac Holdings, Inc.*	18,836	7,819,765

		23,900,508

Electronic Equipment, Instruments & Components — 1.4%
Keysight Technologies, Inc.*	42,527	6,566,594
Littelfuse, Inc.	21,766	5,545,759
Trimble, Inc.*	85,593	7,004,075

		19,116,428

Entertainment — 3.0%
Electronic Arts, Inc.	25,455	3,661,193
ROBLOX Corp. (Class A Stock)*	32,110	2,889,258
Roku, Inc.*	28,223	12,961,413
Take-Two Interactive Software, Inc.*	112,515	19,917,405
Warner Music Group Corp. (Class A Stock)(a)	58,780	2,118,431

		41,547,700

Equity Real Estate Investment Trusts (REITs) — 1.3%
CoreSite Realty Corp.	55,546	7,476,492
Extra Space Storage, Inc.	25,808	4,227,866
SBA Communications Corp.	20,224	6,445,389

		18,149,747

Food Products — 0.8%
Freshpet, Inc.*	53,496	8,717,708
Oatly Group AB, ADR*(a)	114,997	2,812,827

		11,530,535

Health Care Equipment & Supplies — 7.7%
Align Technology, Inc.*	28,385	17,343,235
Dexcom, Inc.*	16,327	6,971,629
IDEXX Laboratories, Inc.*	11,721	7,402,398
Insulet Corp.*	23,661	6,495,181
Masimo Corp.*	36,062	8,743,232
Novocure Ltd.*(a)	35,950	7,974,429
ResMed, Inc.	31,645	7,801,125
STERIS PLC	74,093	15,285,386
West Pharmaceutical Services, Inc.	79,975	28,719,022

		106,735,637

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	49,861	$5,708,586
Centene Corp.*	59,625	4,348,451
Guardant Health, Inc.*	40,263	5,000,262
HealthEquity, Inc.*(a)	23,613	1,900,374
LifeStance Health Group, Inc.*	64,674	1,801,818
Quest Diagnostics, Inc.	15,538	2,050,550

		20,810,041

Health Care Technology — 0.6%
Veeva Systems, Inc. (Class A Stock)*	28,034	8,717,172

Hotels, Restaurants & Leisure — 4.5%
Caesars Entertainment, Inc.*	108,492	11,256,045
Chipotle Mexican Grill, Inc.*	14,412	22,343,500
Darden Restaurants, Inc.	25,922	3,784,353
Domino’s Pizza, Inc.	16,931	7,898,142
DraftKings, Inc. (Class A Stock)*(a)	32,869	1,714,776
Marriott Vacations Worldwide Corp.*	22,686	3,613,880
Penn National Gaming, Inc.*(a)	59,094	4,520,100
Red Rock Resorts, Inc. (Class A Stock)*	123,342	5,242,035
Vail Resorts, Inc.*	8,635	2,733,150

		63,105,981

Household Durables — 0.2%
Meritage Homes Corp.*	35,621	3,351,224

Industrial Conglomerates — 0.1%
Roper Technologies, Inc.	3,125	1,469,375

Insurance — 1.0%
Arthur J. Gallagher & Co.	98,365	13,778,969

Interactive Media & Services — 4.6%
Bumble, Inc. (Class A Stock)*(a)	60,837	3,504,211
Eventbrite, Inc. (Class A Stock)*(a)	146,087	2,775,653
IAC/InterActiveCorp*	96,396	14,861,371
Match Group, Inc.*	163,492	26,363,085
Twitter, Inc.*	137,180	9,439,356
Vimeo, Inc.*	134,789	6,604,661

		63,548,337

Internet & Direct Marketing Retail — 1.3%
Chewy, Inc. (Class A Stock)*(a)	149,020	11,878,384
Farfetch Ltd. (United Kingdom) (Class A Stock)*	112,889	5,685,090

		17,563,474

IT Services — 5.5%
Gartner, Inc.*	18,649	4,516,788
Global Payments, Inc.	20,279	3,803,124
GoDaddy, Inc. (Class A Stock)*	84,263	7,327,510
Okta, Inc.*	26,441	6,469,584
Paysafe Ltd.*(a)	117,671	1,424,996
Square, Inc. (Class A Stock)*	47,135	11,491,513
Twilio, Inc. (Class A Stock)*	32,828	12,939,485
WEX, Inc.*	21,816	4,230,122
Wix.com Ltd. (Israel)*	84,201	24,441,866

		76,644,988

	Shares	Value
COMMON STOCKS (continued)
Leisure Products — 0.5%
Peloton Interactive, Inc. (Class A Stock)*	52,885	$6,558,798

Life Sciences Tools & Services — 7.5%
Adaptive Biotechnologies Corp.*(a)	70,064	2,862,815
Agilent Technologies, Inc.	64,665	9,558,134
Avantor, Inc.*	168,530	5,984,500
Bio-Techne Corp.	31,999	14,407,870
Charles River Laboratories International, Inc.*	81,200	30,037,504
ICON PLC (Ireland)*(a)	54,533	11,272,517
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	128,591	5,366,102
Mettler-Toledo International, Inc.*	2,583	3,578,333
PerkinElmer, Inc.	136,803	21,123,751

		104,191,526

Machinery — 2.5%
Chart Industries, Inc.*	34,434	5,038,383
IDEX Corp.	75,038	16,512,112
Middleby Corp. (The)*(a)	54,722	9,481,134
Pentair PLC(a)	62,499	4,218,057

		35,249,686

Media — 0.3%
Cable One, Inc.	1,902	3,638,165

Multiline Retail — 0.2%
Nordstrom, Inc.*(a)	90,787	3,320,081

Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC*	42,928	7,625,730

Professional Services — 6.1%
Clarivate PLC (United Kingdom)*(a)	465,854	12,824,961
CoStar Group, Inc.*(a)	217,780	18,036,539
Dun & Bradstreet Holdings, Inc.*(a)	207,932	4,443,507
Equifax, Inc.	43,633	10,450,540
IHS Markit Ltd.	18,505	2,084,773
TransUnion	117,250	12,875,222
Verisk Analytics, Inc.	76,172	13,308,772
Wolters Kluwer NV (Netherlands)	107,071	10,770,159

		84,794,473

Road & Rail — 0.4%
Kansas City Southern	18,011	5,103,777

Semiconductors & Semiconductor Equipment — 7.2%
ASM International NV (Netherlands)	17,768	5,869,548
Enphase Energy, Inc.*	31,380	5,762,309
Entegris, Inc.(a)	185,283	22,784,250
KLA Corp.	19,084	6,187,224
Lattice Semiconductor Corp.*	101,416	5,697,551
Marvell Technology, Inc.	149,248	8,705,636
Microchip Technology, Inc.(a)	55,070	8,246,182
MKS Instruments, Inc.	39,099	6,957,667
Monolithic Power Systems, Inc.	71,754	26,796,531
Silicon Laboratories, Inc.*(a)	20,252	3,103,619

		100,110,517

Software — 15.9%
Autodesk, Inc.*	37,750	11,019,225

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Bill.com Holdings, Inc.*	28,626	$5,243,711
Black Knight, Inc.*	118,005	9,202,030
Cadence Design Systems, Inc.*	128,598	17,594,778
Constellation Software, Inc. (Canada)	5,693	8,622,213
Coupa Software, Inc.*	16,533	4,333,465
Crowdstrike Holdings, Inc. (Class A Stock)*	31,411	7,893,898
DocuSign, Inc.*	61,891	17,302,867
Dolby Laboratories, Inc. (Class A Stock)	64,491	6,338,820
Dropbox, Inc. (Class A Stock)*(a)	128,121	3,883,348
Everbridge, Inc.*(a)	38,235	5,203,019
Fair Isaac Corp.*	12,352	6,209,103
Lightspeed POS, Inc. (Canada)*	72,357	6,049,769
Nice Ltd. (Israel), ADR*(a)	46,077	11,402,214
Palo Alto Networks, Inc.*	29,297	10,870,652
Paylocity Holding Corp.*	39,200	7,479,360
Qualtrics International, Inc. (Class A Stock)*(a)	38,363	1,467,385
RingCentral, Inc. (Class A Stock)*	85,498	24,844,009
ServiceNow, Inc.*	14,603	8,025,079
SS&C Technologies Holdings, Inc.	54,105	3,898,806
Synopsys, Inc.*	85,033	23,451,251
Topicus.com, Inc. (Netherlands)*	10,798	784,414
Tyler Technologies, Inc.*	23,133	10,464,675
Unity Software, Inc.*(a)	7,763	852,610
Zendesk, Inc.*	65,428	9,443,878

		221,880,579

Specialty Retail — 4.0%
Burlington Stores, Inc.*	59,236	19,073,400
CarMax, Inc.*(a)	25,435	3,284,930
Five Below, Inc.*	28,654	5,537,959
O’Reilly Automotive, Inc.*	26,836	15,194,812
Petco Health & Wellness Co., Inc.*(a)	33,994	761,805
Tractor Supply Co.	27,689	5,151,815
Ulta Beauty, Inc.*	21,163	7,317,530

		56,322,251

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.*	40,969	14,952,456

TOTAL COMMON STOCKS (cost $970,586,541)		1,389,143,373

	Units
WARRANTS* — 0.0%
Commercial Services & Supplies
Paysafe Ltd., expiring 12/31/28 (cost $155,866)	45,984	164,623

TOTAL LONG-TERM INVESTMENTS (cost $970,742,407)		1,389,307,996

	Shares	Value
SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	4,860,321	$4,860,321
PGIM Institutional Money Market Fund (cost $131,035,998; includes $131,028,384 of cash collateral for securities on loan)(b)(wa)	131,113,525	131,034,857

TOTAL SHORT-TERM INVESTMENTS (cost $135,896,319)		135,895,178

TOTAL INVESTMENTS—109.6% (cost $1,106,638,726)		1,525,203,174
Liabilities in excess of other assets(z) — (9.6)%		(133,260,788)

NET ASSETS — 100.0%		$1,391,942,386

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(30,819) and (0.0)% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,081,894; cash collateral of $131,028,384 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Unfunded commitment with a SPAC outstanding at June 30, 2021:

Issuer(1)	Shares	Unfunded Commitment amount	Current Value	Unrealized Depreciation
Dragoneer Growth Opportunities Corp.*^	29,748	$297,480	$266,661	$(30,819)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$15,682,561	$—	$—
Banks	8,205,062	—	—
Beverages	4,464,979	—	—
Biotechnology	25,275,407	—	—
Building Products	35,440,259	—	—
Capital Markets	58,382,271	—	—
Chemicals	13,751,260	—	—
Commercial Services & Supplies	24,037,394	—	—
Communications Equipment	3,909,325	—	—
Construction Materials	12,492,656	—	—
Containers & Packaging	4,968,470	—	—
Distributors	28,435,086	—	—
Diversified Consumer Services	16,793,742	—	—
Diversified Financial Services	3,586,746	—	—
Electrical Equipment	23,900,508	—	—
Electronic Equipment, Instruments & Components	19,116,428	—	—
Entertainment	41,547,700	—	—
Equity Real Estate Investment Trusts (REITs)	18,149,747	—	—
Food Products	11,530,535	—	—
Health Care Equipment & Supplies	106,735,637	—	—
Health Care Providers & Services	20,810,041	—	—
Health Care Technology	8,717,172	—	—
Hotels, Restaurants & Leisure	63,105,981	—	—
Household Durables	3,351,224	—	—
Industrial Conglomerates	1,469,375	—	—
Insurance	13,778,969	—	—
Interactive Media & Services	63,548,337	—	—
Internet & Direct Marketing Retail	17,563,474	—	—
IT Services	76,644,988	—	—
Leisure Products	6,558,798	—	—
Life Sciences Tools & Services	104,191,526	—	—
Machinery	35,249,686	—	—
Media	3,638,165	—	—
Multiline Retail	3,320,081	—	—
Pharmaceuticals	7,625,730	—	—
Professional Services	74,024,314	10,770,159	—
Road & Rail	5,103,777	—	—
Semiconductors & Semiconductor Equipment	94,240,969	5,869,548	—
Software	221,880,579	—	—
Specialty Retail	56,322,251	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$14,952,456	$—	$—
Warrants
Commercial Services & Supplies	164,623	—	—
Short-Term Investments
Affiliated Mutual Funds	135,895,178	—	—

Total	$1,508,563,467	$16,639,707	$—

Other Financial Instruments*
Liabilities
Unfunded commitment with a SPAC	$—	$—	$(30,819)

*

Other financial instruments are derivative instruments, with the exception of unfunded commitments with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and unfunded commitments with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Software	15.9%
Affiliated Mutual Funds (9.4% represents investments purchased with collateral from securities on loan)	9.8
Health Care Equipment & Supplies	7.7
Life Sciences Tools & Services	7.5
Semiconductors & Semiconductor Equipment	7.2
Professional Services	6.1
IT Services	5.5
Interactive Media & Services	4.6
Hotels, Restaurants & Leisure	4.5
Capital Markets	4.2
Specialty Retail	4.0
Entertainment	3.0
Building Products	2.5
Machinery	2.5
Distributors	2.0
Biotechnology	1.8
Commercial Services & Supplies	1.7
Electrical Equipment	1.7
Health Care Providers & Services	1.5
Electronic Equipment, Instruments & Components	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Internet & Direct Marketing Retail	1.3
Diversified Consumer Services	1.2

Aerospace & Defense	1.1%
Textiles, Apparel & Luxury Goods	1.1
Insurance	1.0
Chemicals	1.0
Construction Materials	0.9
Food Products	0.8
Health Care Technology	0.6
Banks	0.6
Pharmaceuticals	0.6
Leisure Products	0.5
Road & Rail	0.4
Containers & Packaging	0.4
Beverages	0.3
Communications Equipment	0.3
Media	0.3
Diversified Financial Services	0.3
Household Durables	0.2
Multiline Retail	0.2
Industrial Conglomerates	0.1

109.6
Liabilities in excess of other assets	(9.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$127,081,894	$(127,081,894)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $127,081,894:
Unaffiliated investments (cost $970,742,407)	$1,389,307,996
Affiliated investments (cost $135,896,319)	135,895,178
Receivable for investments sold	1,101,444
Dividends receivable	165,390
Tax reclaim receivable	59,049
Prepaid expenses and other assets	94,424

Total Assets	1,526,623,481

LIABILITIES
Payable to broker for collateral for securities on loan	131,028,384
Payable for Portfolio shares purchased	1,527,950
Payable for investments purchased	1,520,264
Management fee payable	438,005
Distribution fee payable	57,344
Accrued expenses and other liabilities	49,257
Unrealized depreciation on an unfunded commitment with a SPAC	30,819
Payable to affiliate	28,639
Affiliated transfer agent fee payable	433

Total Liabilities	134,681,095

NET ASSETS	$1,391,942,386

Net assets were comprised of:
Partners’ Equity	$1,391,942,386

Net asset value and redemption price per share, $1,391,942,386 / 83,007,039 outstanding shares of beneficial interest	$16.77

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $36,845 foreign withholding tax)	$1,693,351
Income from securities lending, net (including affiliated income of $40,525)	58,709
Affiliated dividend income	6,773

Total income	1,758,833

EXPENSES
Management fee	6,182,099
Distribution fee	1,901,943
Custodian and accounting fees	76,060
Trustees’ fees	13,785
Audit fee	13,092
Legal fees and expenses	11,119
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,584
Shareholders’ reports	3,165
Miscellaneous	27,509

Total expenses	8,232,356
Less: Fee waiver and/or expense reimbursement	(242,283)

Net expenses	7,990,073

NET INVESTMENT INCOME (LOSS)	(6,231,240)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(24,022))	101,572,549
In-kind redemption	68,143,979
Foreign currency transactions	(1,309)

169,715,219

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11,740)	(85,149,297)
Foreign currencies	(385)
Unfunded commitment with a SPAC	(30,819)

(85,180,501)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	84,534,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,303,478

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(6,231,240)	$(6,580,890)
Net realized gain (loss) on investment and foreign currency transactions	169,715,219	64,832,796
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(85,180,501)	314,380,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,303,478	372,632,465

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,029,522 and 36,785,982 shares, respectively]	32,294,243	398,436,795
Portfolio shares purchased [20,329,930 and 56,205,607 shares, respectively]	(322,066,502)	(584,849,635)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(289,772,259)	(186,412,840)

TOTAL INCREASE (DECREASE)	(211,468,781)	186,219,625
NET ASSETS:
Beginning of period	1,603,411,167	1,417,191,542

End of period	$1,391,942,386	$1,603,411,167

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 95.7%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.*	47,476	$1,636,498
L3Harris Technologies, Inc.	18,498	3,998,342
Textron, Inc.	105,700	7,268,989

		12,903,829

Airlines — 0.9%
Alaska Air Group, Inc.*	110,806	6,682,710
Delta Air Lines, Inc.*	28,329	1,225,512

		7,908,222

Auto Components — 1.5%
Aptiv PLC*	22,200	3,492,726
BorgWarner, Inc.	135,425	6,573,530
Lear Corp.	19,044	3,338,032

		13,404,288

Banks — 5.5%
Comerica, Inc.	31,874	2,273,891
East West Bancorp, Inc.	27,398	1,964,163
Huntington Bancshares, Inc.	231,143	3,298,411
KeyCorp.	143,038	2,953,735
Prosperity Bancshares, Inc.(a)	83,079	5,965,072
Signature Bank	12,294	3,020,021
SVB Financial Group*	5,054	2,812,197
Umpqua Holdings Corp.	103,408	1,907,878
Western Alliance Bancorp	82,158	7,628,370
Wintrust Financial Corp.	21,657	1,637,919
Zions Bancorp NA	290,768	15,369,996

		48,831,653

Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	43,244	2,565,234

Building Products — 2.6%
Armstrong World Industries, Inc.	17,511	1,878,230
Fortune Brands Home & Security, Inc.	27,506	2,739,873
JELD-WEN Holding, Inc.*	157,106	4,125,604
Johnson Controls International PLC	74,723	5,128,239
Masco Corp.	51,152	3,013,364
Owens Corning	64,513	6,315,823

		23,201,133

Capital Markets — 2.0%
Apollo Global Management, Inc.	55,352	3,442,894
Bank of New York Mellon Corp. (The)	74,000	3,791,020
Cboe Global Markets, Inc.	19,607	2,334,213
Northern Trust Corp.	26,383	3,050,403
Raymond James Financial, Inc.	25,860	3,359,214
State Street Corp.	26,623	2,190,541

		18,168,285

Chemicals — 5.1%
Ashland Global Holdings, Inc.	27,423	2,399,512
Axalta Coating Systems Ltd.*	97,400	2,969,726
Celanese Corp.	56,235	8,525,226
Corteva, Inc.	139,402	6,182,479
DuPont de Nemours, Inc.	40,146	3,107,702

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Eastman Chemical Co.	72,197	$8,429,000
FMC Corp.	47,887	5,181,373
International Flavors & Fragrances, Inc.	32,732	4,890,161
Westlake Chemical Corp.	41,600	3,747,744

		45,432,923

Commercial Services & Supplies — 1.3%
Clean Harbors, Inc.*	65,397	6,091,077
Republic Services, Inc.	51,136	5,625,471

		11,716,548

Communications Equipment — 2.0%
F5 Networks, Inc.*	26,455	4,938,090
Lumentum Holdings, Inc.*(a)	73,712	6,046,596
Motorola Solutions, Inc.	31,561	6,844,003

		17,828,689

Construction & Engineering — 0.3%
Quanta Services, Inc.	29,519	2,673,536

Construction Materials — 0.3%
Vulcan Materials Co.	13,616	2,370,137

Consumer Finance — 0.8%
Discover Financial Services	30,877	3,652,440
SLM Corp.	163,522	3,424,151

		7,076,591

Containers & Packaging — 2.5%
AptarGroup, Inc.	19,600	2,760,464
Avery Dennison Corp.	23,859	5,016,116
Berry Global Group, Inc.*	40,462	2,638,932
Crown Holdings, Inc.	17,835	1,822,915
Graphic Packaging Holding Co.	146,702	2,661,174
Packaging Corp. of America	32,368	4,383,275
Westrock Co.	55,856	2,972,656

		22,255,532

Distributors — 0.5%
LKQ Corp.*	90,208	4,440,038

Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.*	23,593	2,122,662

Diversified Financial Services — 1.3%
Element Fleet Management Corp. (Canada)	158,095	1,844,187
Equitable Holdings, Inc.	114,500	3,486,525
Voya Financial, Inc.(a)	101,974	6,271,401

		11,602,113

Electric Utilities — 2.0%
Alliant Energy Corp.(a)	70,000	3,903,200
Edison International	32,068	1,854,172
Eversource Energy	36,575	2,934,778
PG&E Corp.*	329,695	3,352,998
Pinnacle West Capital Corp.	37,911	3,107,565
Xcel Energy, Inc.	48,007	3,162,701

		18,315,414

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment — 2.1%
Eaton Corp. PLC	31,190	$4,621,734
Hubbell, Inc.	23,713	4,430,537
Regal Beloit Corp.	21,577	2,880,745
Sensata Technologies Holding PLC*	46,043	2,669,113
Vertiv Holdings Co.	138,199	3,772,833

		18,374,962

Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp. (Class A Stock)	46,915	3,209,455
Corning, Inc.	58,946	2,410,891
Flex Ltd.*	223,868	4,000,521
Rogers Corp.*	23,253	4,669,203
TE Connectivity Ltd.	18,053	2,440,946
Zebra Technologies Corp. (Class A Stock)*	9,185	4,863,366

		21,594,382

Energy Equipment & Services — 0.2%
Halliburton Co.	60,917	1,408,401

Entertainment — 0.3%
Electronic Arts, Inc.	16,371	2,354,641

Equity Real Estate Investment Trusts (REITs) — 7.8%
Alexandria Real Estate Equities, Inc.	16,500	3,002,010
American Homes 4 Rent (Class A Stock)	111,000	4,312,350
Americold Realty Trust	81,465	3,083,450
Boston Properties, Inc.(a)	11,160	1,278,824
Brixmor Property Group, Inc.	105,713	2,419,771
Camden Property Trust	27,800	3,688,226
Equity LifeStyle Properties, Inc.	50,000	3,715,500
Gaming & Leisure Properties, Inc.	126,591	5,864,961
Highwoods Properties, Inc.	70,000	3,161,900
Host Hotels & Resorts, Inc.*	128,299	2,192,630
Lamar Advertising Co. (Class A Stock)	43,800	4,573,596
Life Storage, Inc.(a)	43,602	4,680,675
Medical Properties Trust, Inc.	111,182	2,234,758
Mid-America Apartment Communities, Inc.	21,259	3,580,441
National Retail Properties, Inc.	66,688	3,126,333
Ryman Hospitality Properties, Inc.*	80,967	6,393,154
Spirit Realty Capital, Inc.	32,687	1,563,746
STAG Industrial, Inc.	32,255	1,207,305
Sun Communities, Inc.	19,331	3,313,333
VICI Properties, Inc.(a)	108,131	3,354,224
WP Carey, Inc.	32,271	2,408,062

		69,155,249

Food & Staples Retailing — 1.7%
Albertson’s Cos., Inc. (Class A Stock)(a)	100,482	1,975,476
Kroger Co. (The)(a)	42,290	1,620,130
Performance Food Group Co.*	19,495	945,313
Sysco Corp.	63,500	4,937,125
US Foods Holding Corp.*	152,006	5,830,950

		15,308,994

Food Products — 2.8%
Archer-Daniels-Midland Co.	133,316	8,078,950

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Hershey Co. (The)	31,641	$5,511,229
Ingredion, Inc.	20,014	1,811,267
J.M. Smucker Co. (The)(a)	17,445	2,260,349
Kellogg Co.(a)	40,556	2,608,967
Tyson Foods, Inc. (Class A Stock)	70,191	5,177,288

		25,448,050

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	13,469	1,294,506

Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp.*	52,875	2,260,935
Cooper Cos., Inc. (The)	10,692	4,236,919
DENTSPLY SIRONA, Inc.	37,422	2,367,316
Hill-Rom Holdings, Inc.	41,700	4,736,703
Hologic, Inc.*	24,392	1,627,434
Zimmer Biomet Holdings, Inc.	23,264	3,741,316

		18,970,623

Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.*	66,159	4,151,477
AmerisourceBergen Corp.	17,061	1,953,314
Encompass Health Corp.	70,262	5,482,544
Laboratory Corp. of America Holdings*	11,122	3,068,004
Molina Healthcare, Inc.*	32,026	8,104,499
Premier, Inc. (Class A Stock)	50,729	1,764,862
Quest Diagnostics, Inc.	58,063	7,662,574
Universal Health Services, Inc. (Class B Stock)	19,153	2,804,574

		34,991,848

Hotels, Restaurants & Leisure — 3.0%
Aramark	57,592	2,145,302
Bloomin’ Brands, Inc.*	107,149	2,908,024
Las Vegas Sands Corp.*	80,010	4,215,727
Six Flags Entertainment Corp.*(a)	100,365	4,343,797
Wendy’s Co. (The)	103,369	2,420,902
Wyndham Hotels & Resorts, Inc.	76,051	5,497,727
Yum! Brands, Inc.	42,400	4,877,272

		26,408,751

Household Durables — 0.7%
Newell Brands, Inc.	85,375	2,345,251
Toll Brothers, Inc.	68,147	3,939,578

		6,284,829

Household Products — 0.4%
Energizer Holdings, Inc.(a)	39,893	1,714,601
Reynolds Consumer Products, Inc.(a)	48,913	1,484,510

		3,199,111

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	121,431	3,165,706

Insurance — 8.6%
Alleghany Corp.*	16,225	10,823,211
American Financial Group, Inc.	47,600	5,936,672
American International Group, Inc.	37,239	1,772,576
Arthur J. Gallagher & Co.	55,870	7,826,270
Assurant, Inc.	65,775	10,272,740

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Athene Holding Ltd. (Class A Stock)*	46,022	$3,106,485
Cincinnati Financial Corp.	22,062	2,572,870
CNO Financial Group, Inc.	161,382	3,811,843
Everest Re Group Ltd.	29,510	7,436,815
Hanover Insurance Group, Inc. (The)	47,206	6,403,022
Hartford Financial Services Group, Inc. (The)	72,086	4,467,169
Old Republic International Corp.	99,000	2,466,090
Reinsurance Group of America, Inc.	18,678	2,129,292
W.R. Berkley Corp.	68,009	5,061,910
Willis Towers Watson PLC	11,921	2,742,068

		76,829,033

IT Services — 2.1%
Amdocs Ltd.	43,135	3,336,923
DXC Technology Co.*	109,000	4,244,460
Genpact Ltd.	102,500	4,656,575
Global Payments, Inc.	13,830	2,593,678
Maximus, Inc.	46,043	4,050,403

		18,882,039

Leisure Products — 0.7%
Brunswick Corp.	26,048	2,594,902
Mattel, Inc.*	94,891	1,907,309
Polaris, Inc.(a)	12,861	1,761,442

		6,263,653

Life Sciences Tools & Services — 0.7%
ICON PLC (Ireland)*(a)	2,775	573,620
PerkinElmer, Inc.	19,764	3,051,759
PRA Health Sciences, Inc.*	16,647	2,750,251

		6,375,630

Machinery — 7.5%
AGCO Corp.	32,200	4,198,236
Colfax Corp.*	138,275	6,334,378
Ingersoll Rand, Inc.*	140,493	6,857,463
ITT, Inc.	24,487	2,242,764
Kennametal, Inc.	99,523	3,574,866
Lincoln Electric Holdings, Inc.	20,500	2,700,055
Middleby Corp. (The)*	50,922	8,822,746
Oshkosh Corp.	30,700	3,826,448
PACCAR, Inc.	31,871	2,844,487
Parker-Hannifin Corp.	13,385	4,110,667
SPX FLOW, Inc.	79,499	5,186,515
Stanley Black & Decker, Inc.	21,903	4,489,896
Toro Co. (The)	33,000	3,626,040
Westinghouse Air Brake Technologies Corp.	80,317	6,610,089
Xylem, Inc.	13,100	1,571,476

		66,996,126

Media — 1.0%
Discovery, Inc. (Class C Stock)*(a)	69,461	2,012,980
Interpublic Group of Cos., Inc. (The)	114,700	3,726,603
Liberty Broadband Corp. (Class C Stock)*	17,711	3,075,692

		8,815,275

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining — 0.8%
Reliance Steel & Aluminum Co.	22,900	$3,455,610
Steel Dynamics, Inc.	58,100	3,462,760

		6,918,370

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.(a)	96,645	858,208

Multiline Retail — 0.2%
Dollar Tree, Inc.*	14,229	1,415,785

Multi-Utilities — 1.6%
Ameren Corp.	29,131	2,331,645
CenterPoint Energy, Inc.	107,517	2,636,317
CMS Energy Corp.	49,673	2,934,681
Public Service Enterprise Group, Inc.	56,744	3,389,886
Sempra Energy	20,139	2,668,015

		13,960,544

Oil, Gas & Consumable Fuels — 4.2%
Cabot Oil & Gas Corp.(a)	79,841	1,394,024
Cimarex Energy Co.	56,700	4,107,915
Devon Energy Corp.(a)	247,071	7,212,002
Diamondback Energy, Inc.	82,334	7,730,339
Equitrans Midstream Corp.	53,739	457,319
Hess Corp.	32,791	2,863,310
Pioneer Natural Resources Co.	18,931	3,076,666
Plains GP Holdings LP (Class A Stock)*	170,274	2,033,072
Targa Resources Corp.	39,078	1,737,017
Valero Energy Corp.	85,498	6,675,684

		37,287,348

Pharmaceuticals — 0.3%
Organon & Co.*	44,698	1,352,562
Viatris, Inc.	90,359	1,291,230

		2,643,792

Professional Services — 2.2%
KBR, Inc.	113,583	4,333,192
Leidos Holdings, Inc.	112,542	11,377,996
ManpowerGroup, Inc.(a)	31,100	3,698,101

		19,409,289

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	24,584	4,005,963
Knight-Swift Transportation Holdings, Inc.	31,269	1,421,489
Landstar System, Inc.	25,700	4,061,114

		9,488,566

Semiconductors & Semiconductor Equipment — 1.7%
Marvell Technology, Inc.	64,937	3,787,775
MKS Instruments, Inc.	29,663	5,278,531
NXP Semiconductors NV (China)	17,840	3,670,045
ON Semiconductor Corp.*	56,897	2,178,017

		14,914,368

Software — 0.3%
McAfee Corp. (Class A Stock)(a)	56,030	1,569,961

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Verint Systems, Inc.*	27,992	$1,261,599

		2,831,560

Specialty Retail — 1.0%
AutoNation, Inc.*	22,404	2,124,123
Ross Stores, Inc.	37,600	4,662,400
Urban Outfitters, Inc.*	52,721	2,173,160

		8,959,683

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	184,891	2,695,711

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.(a)	38,497	3,971,736
PVH Corp.*	17,532	1,886,268
Skechers USA, Inc. (Class A Stock)*	50,835	2,533,108
Steven Madden Ltd.	108,595	4,752,117
VF Corp.	48,733	3,998,055

		17,141,284

Trading Companies & Distributors — 1.1%
AerCap Holdings NV (Ireland)*	96,276	4,930,294
United Rentals, Inc.*	9,474	3,022,301
Univar Solutions, Inc.*	80,196	1,955,178

		9,907,773

TOTAL COMMON STOCKS (cost $750,981,383)		853,370,917

EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell Mid-Cap Value ETF	76,681	8,816,781
Vanguard Mid-Cap Value ETF	124,882	17,545,921

TOTAL EXCHANGE-TRADED FUNDS (cost $24,528,684)		26,362,702

TOTAL LONG-TERM INVESTMENTS (cost $775,510,067)		879,733,619

SHORT-TERM INVESTMENTS — 7.1%

AFFILIATED MUTUAL FUNDS — 6.8%
PGIM Core Ultra Short Bond Fund(wa)	7,537,860	7,537,860

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $53,258,786; includes $53,256,288 of cash collateral for securities on loan)(b)(wa)	53,289,713	$53,257,739

TOTAL AFFILIATED MUTUAL FUNDS (cost $60,796,646)		60,795,599

UNAFFILIATED FUND — 0.3%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares) (cost $2,894,770)	2,894,770	2,894,770

TOTAL SHORT-TERM INVESTMENTS (cost $63,691,416)		63,690,369

TOTAL INVESTMENTS—105.8% (cost $839,201,483)		943,423,988
Liabilities in excess of other assets — (5.8)%		(51,781,403)

NET ASSETS — 100.0%		$891,642,585

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,330,602; cash collateral of $53,256,288 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,903,829	$—	$—
Airlines	7,908,222	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Auto Components	$13,404,288	$—	$—
Banks	48,831,653	—	—
Beverages	2,565,234	—	—
Building Products	23,201,133	—	—
Capital Markets	18,168,285	—	—
Chemicals	45,432,923	—	—
Commercial Services & Supplies	11,716,548	—	—
Communications Equipment	17,828,689	—	—
Construction & Engineering	2,673,536	—	—
Construction Materials	2,370,137	—	—
Consumer Finance	7,076,591	—	—
Containers & Packaging	22,255,532	—	—
Distributors	4,440,038	—	—
Diversified Consumer Services	2,122,662	—	—
Diversified Financial Services	11,602,113	—	—
Electric Utilities	18,315,414	—	—
Electrical Equipment	18,374,962	—	—
Electronic Equipment, Instruments & Components	21,594,382	—	—
Energy Equipment & Services	1,408,401	—	—
Entertainment	2,354,641	—	—
Equity Real Estate Investment Trusts (REITs)	69,155,249	—	—
Food & Staples Retailing	15,308,994	—	—
Food Products	25,448,050	—	—
Gas Utilities	1,294,506	—	—
Health Care Equipment & Supplies	18,970,623	—	—
Health Care Providers & Services	34,991,848	—	—
Hotels, Restaurants & Leisure	26,408,751	—	—
Household Durables	6,284,829	—	—
Household Products	3,199,111	—	—
Independent Power & Renewable Electricity Producers	3,165,706	—	—
Insurance	76,829,033	—	—
IT Services	18,882,039	—	—
Leisure Products	6,263,653	—	—
Life Sciences Tools & Services	6,375,630	—	—
Machinery	66,996,126	—	—
Media	8,815,275	—	—
Metals & Mining	6,918,370	—	—
Mortgage Real Estate Investment Trusts (REITs)	858,208	—	—
Multiline Retail	1,415,785	—	—
Multi-Utilities	13,960,544	—	—
Oil, Gas & Consumable Fuels	37,287,348	—	—
Pharmaceuticals	2,643,792	—	—
Professional Services	19,409,289	—	—
Road & Rail	9,488,566	—	—
Semiconductors & Semiconductor Equipment	14,914,368	—	—
Software	2,831,560	—	—
Specialty Retail	8,959,683	—	—
Technology Hardware, Storage & Peripherals	2,695,711	—	—
Textiles, Apparel & Luxury Goods	17,141,284	—	—
Trading Companies & Distributors	9,907,773	—	—
Exchange-Traded Funds	26,362,702	—	—
Short-Term Investments
Affiliated Mutual Funds	60,795,599	—	—
Unaffiliated Fund	2,894,770	—	—

Total	$943,423,988	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Insurance	8.6%
Equity Real Estate Investment Trusts (REITs)	7.8
Machinery	7.5
Affiliated Mutual Funds (6.0% represents investments purchased with collateral from securities on loan)	6.8
Banks	5.5
Chemicals	5.1
Oil, Gas & Consumable Fuels	4.2
Health Care Providers & Services	3.9
Hotels, Restaurants & Leisure	3.0
Exchange-Traded Funds	3.0
Food Products	2.8
Building Products	2.6
Containers & Packaging	2.5
Electronic Equipment, Instruments & Components	2.4
Professional Services	2.2
Health Care Equipment & Supplies	2.1
IT Services	2.1
Electrical Equipment	2.1
Electric Utilities	2.0
Capital Markets	2.0
Communications Equipment	2.0
Textiles, Apparel & Luxury Goods	1.9
Food & Staples Retailing	1.7
Semiconductors & Semiconductor Equipment	1.7
Multi-Utilities	1.6
Auto Components	1.5
Aerospace & Defense	1.4
Commercial Services & Supplies	1.3
Diversified Financial Services	1.3
Trading Companies & Distributors	1.1

Road & Rail	1.1%
Specialty Retail	1.0
Media	1.0
Airlines	0.9
Consumer Finance	0.8
Metals & Mining	0.8
Life Sciences Tools & Services	0.7
Household Durables	0.7
Leisure Products	0.7
Distributors	0.5
Household Products	0.4
Independent Power & Renewable Electricity Producers	0.3
Unaffiliated Fund	0.3
Software	0.3
Technology Hardware, Storage & Peripherals	0.3
Construction & Engineering	0.3
Pharmaceuticals	0.3
Beverages	0.3
Construction Materials	0.3
Entertainment	0.3
Diversified Consumer Services	0.2
Multiline Retail	0.2
Energy Equipment & Services	0.2
Gas Utilities	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1

105.8
Liabilities in excess of other assets	(5.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$52,330,602	$(52,330,602)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $52,330,602:
Unaffiliated investments (cost $778,404,837)	$882,628,389
Affiliated investments (cost $60,796,646)	60,795,599
Dividends receivable	896,183
Receivable for investments sold	848,460
Receivable for Portfolio shares sold	293,197
Tax reclaim receivable	4,854
Prepaid expenses and other assets	16,412

Total Assets	945,483,094

LIABILITIES
Payable to broker for collateral for securities on loan	53,256,288
Management fee payable	336,921
Payable for Portfolio shares purchased	151,669
Accrued expenses and other liabilities	48,440
Distribution fee payable	36,686
Payable for investments purchased	6,047
Payable to affiliate	4,025
Affiliated transfer agent fee payable	433

Total Liabilities	53,840,509

NET ASSETS	$891,642,585

Net assets were comprised of:
Partners’ Equity	$891,642,585

Net asset value and redemption price per share, $891,642,585 / 20,945,410 outstanding shares of beneficial interest	$42.57

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $6,983 foreign withholding tax, of which $279 is reimbursable by an affiliate)	$8,579,354
Income from securities lending, net (including affiliated income of $11,757)	43,258
Affiliated dividend income	4,852

Total income	8,627,464

EXPENSES
Management fee	3,824,198
Distribution fee	1,340,762
Custodian and accounting fees	64,629
Audit fee	13,563
Legal fees and expenses	11,807
Trustees’ fees	10,934
Transfer agent’s fees and expenses (including affiliated expense of $1,711)	3,737
Shareholders’ reports	3,589
Miscellaneous	17,599

Total expenses	5,290,818
Less: Fee waiver and/or expense reimbursement	(43,169)

Net expenses	5,247,649

NET INVESTMENT INCOME (LOSS)	3,379,815

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(510))	250,759,768
In-kind redemption	62,468,079
Foreign currency transactions	2,902

313,230,749

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,913)	(98,328,350)
Foreign currencies	(33)

(98,328,383)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	214,902,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$218,282,181

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,379,815	$8,333,487
Net realized gain (loss) on investment and foreign currency transactions	313,230,749	(43,840,496)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(98,328,383)	3,127,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	218,282,181	(32,379,142)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [424,582 and 12,651,994 shares, respectively]	17,329,340	314,048,053
Portfolio shares issued in merger [8,520,487 and 0 shares, respectively]	329,231,610	—
Portfolio shares purchased [11,029,278 and 13,661,715 shares, respectively]	(471,617,771)	(331,954,379)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(125,056,821)	(17,906,326)

TOTAL INCREASE (DECREASE)	93,225,360	(50,285,468)
NET ASSETS:
Beginning of period	798,417,225	848,702,693

End of period	$891,642,585	$798,417,225

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS
Aerospace & Defense — 0.7%
Kratos Defense & Security Solutions, Inc.*	251,263	$7,158,483

Air Freight & Logistics — 0.8%
Echo Global Logistics, Inc.*	121,230	3,726,610
Forward Air Corp.	51,376	4,610,996

		8,337,606

Airlines — 0.3%
Sun Country Airlines Holdings, Inc.*(a)	73,234	2,710,390

Auto Components — 0.5%
Visteon Corp.*(a)	37,085	4,485,060

Automobiles — 0.3%
Winnebago Industries, Inc.(a)	49,232	3,345,807

Banks — 5.3%
BancorpSouth Bank	36,970	1,047,360
Eastern Bankshares, Inc.	404,787	8,326,468
First Bancorp.(a)	142,613	5,834,298
Live Oak Bancshares, Inc.(a)	85,737	5,058,483
OceanFirst Financial Corp.	175,226	3,651,710
Pacific Premier Bancorp, Inc.	197,903	8,369,318
Silvergate Capital Corp. (Class A Stock)*	26,209	2,970,004
South State Corp.	45,835	3,747,470
Triumph Bancorp, Inc.*	18,301	1,358,849
Veritex Holdings, Inc.	160,332	5,677,356
Webster Financial Corp.	122,880	6,554,419

		52,595,735

Biotechnology — 10.6%
Allogene Therapeutics, Inc.*(a)	100,856	2,630,324
ALX Oncology Holdings, Inc.*(a)	46,399	2,537,097
Applied Therapeutics, Inc.*(a)	121,056	2,515,544
Arena Pharmaceuticals, Inc.*	96,356	6,571,479
Argenx SE (Netherlands), ADR*	7,343	2,210,757
Avrobio, Inc.*(a)	141,353	1,256,628
Blueprint Medicines Corp.*	46,143	4,058,738
CareDx, Inc.*(a)	80,163	7,336,518
CRISPR Therapeutics AG (Switzerland)*(a)	15,988	2,588,297
Curis, Inc.*(a)	386,961	3,122,775
Dicerna Pharmaceuticals, Inc.*	192,272	7,175,591
Fate Therapeutics, Inc.*	33,250	2,885,767
Gossamer Bio, Inc.*(a)	250,740	2,036,009
Graphite Bio, Inc.*	62,860	1,931,688
Hookipa Pharma, Inc.*(a)	111,283	1,019,352
IGM Biosciences, Inc.*(a)	45,566	3,791,091
Instil Bio, Inc.*(a)	77,989	1,506,747
KalVista Pharmaceuticals, Inc.*(a)	81,398	1,950,296
Karuna Therapeutics, Inc.*	35,134	4,004,925
Kronos Bio, Inc.*(a)	46,725	1,119,064
Kura Oncology, Inc.*	112,108	2,337,452
Magenta Therapeutics, Inc.*	172,096	1,683,099
MannKind Corp.*(a)	512,910	2,795,360
MeiraGTx Holdings PLC*	103,346	1,601,863
Nurix Therapeutics, Inc.*(a)	91,965	2,439,831
ORIC Pharmaceuticals, Inc.*(a)	120,547	2,132,476

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Passage Bio, Inc.*(a)	99,949	$1,323,325
PMV Pharmaceuticals, Inc.*(a)	59,916	2,046,731
Protagonist Therapeutics, Inc.*	11,720	525,994
Relay Therapeutics, Inc.*(a)	55,120	2,016,841
Repare Therapeutics, Inc. (Canada)*(a)	53,805	1,677,640
Replimune Group, Inc.*	143,056	5,496,212
Turning Point Therapeutics, Inc.*	24,068	1,877,785
Ultragenyx Pharmaceutical, Inc.*	46,808	4,463,143
United Therapeutics Corp.*	34,967	6,273,429
Xencor, Inc.*	70,783	2,441,306
Xenon Pharmaceuticals, Inc. (Canada)*	104,185	1,939,925

		105,321,099

Building Products — 2.6%
AZEK Co., Inc. (The)*	194,607	8,263,013
Masonite International Corp.*	39,668	4,434,486
Simpson Manufacturing Co., Inc.	47,753	5,273,841
Trex Co., Inc.*(a)	79,717	8,147,875

		26,119,215

Capital Markets — 1.6%
Houlihan Lokey, Inc.	58,498	4,784,552
Moelis & Co. (Class A Stock)	163,543	9,303,961
Trinity Capital, Inc.	107,600	1,558,048

		15,646,561

Chemicals — 0.7%
Avient Corp.	149,047	7,327,151

Commercial Services & Supplies — 1.9%
ACV Auctions, Inc. (Class A Stock)*(a)	61,142	1,567,070
IAA, Inc.*	89,413	4,876,585
Montrose Environmental Group, Inc.*	98,850	5,304,291
Tetra Tech, Inc.	54,301	6,626,894

		18,374,840

Communications Equipment — 0.6%
Viavi Solutions, Inc.*(a)	343,698	6,069,707

Construction & Engineering — 2.4%
Ameresco, Inc. (Class A Stock)*(a)	151,490	9,501,453
MasTec, Inc.*(a)	84,156	8,928,951
NV5 Global, Inc.*(a)	56,910	5,378,564

		23,808,968

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	103,442	3,604,954

Diversified Consumer Services — 1.5%
Chegg, Inc.*	177,721	14,770,392

Diversified Telecommunication Services — 0.9%
Bandwidth, Inc. (Class A Stock)*(a)	30,024	4,140,910
Cogent Communications Holdings, Inc.	66,416	5,106,726

		9,247,636

Electrical Equipment — 2.4%
Generac Holdings, Inc.*	33,756	14,013,803
Regal Beloit Corp.(a)	50,939	6,800,866

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Shoals Technologies Group, Inc. (Class A Stock)*(a)	86,891	$3,084,631

		23,899,300

Electronic Equipment, Instruments & Components — 0.4%
FARO Technologies, Inc.*	46,706	3,632,326

Entertainment — 0.3%
Cinemark Holdings, Inc.*(a)	155,079	3,403,984

Equity Real Estate Investment Trusts (REITs) — 1.6%
QTS Realty Trust, Inc. (Class A Stock)	72,270	5,586,471
Ryman Hospitality Properties, Inc.*	124,567	9,835,810

		15,422,281

Food & Staples Retailing — 0.9%
Performance Food Group Co.*	176,804	8,573,226

Food Products — 2.0%
Freshpet, Inc.*	72,191	11,764,245
Simply Good Foods Co. (The)*(a)	216,250	7,895,288

		19,659,533

Health Care Equipment & Supplies — 4.8%
AtriCure, Inc.*	182,140	14,449,166
Bioventus, Inc. (Class A Stock)*(a)	131,183	2,308,821
Integer Holdings Corp.*	36,957	3,481,349
Merit Medical Systems, Inc.*	74,019	4,786,069
SeaSpine Holdings Corp.*	124,063	2,544,532
Silk Road Medical, Inc.*	85,179	4,076,667
STAAR Surgical Co.*	76,584	11,679,060
TransMedics Group, Inc.*(a)	62,836	2,084,898
Treace Medical Concepts, Inc.*(a)	53,483	1,671,879

		47,082,441

Health Care Providers & Services — 1.9%
AdaptHealth Corp.*	115,400	3,163,114
Castle Biosciences, Inc.*(a)	54,973	4,031,170
Covetrus, Inc.*	80,504	2,173,608
CVRx, Inc.*	48,950	1,370,600
LHC Group, Inc.*(a)	26,487	5,304,287
LifeStance Health Group, Inc.*(a)	29,684	826,996
Privia Health Group, Inc.*(a)	37,844	1,679,138

		18,548,913

Health Care Technology — 0.5%
Doximity, Inc. (Class A Stock)*	9,880	575,016
Inspire Medical Systems, Inc.*	24,650	4,763,859

		5,338,875

Hotels, Restaurants & Leisure — 8.1%
BJ’s Restaurants, Inc.*(a)	59,472	2,922,454
Bloomin’ Brands, Inc.*	262,929	7,135,893
Churchill Downs, Inc.	71,383	14,152,394
Chuy’s Holdings, Inc.*(a)	89,362	3,329,628
Dave & Buster’s Entertainment, Inc.*	165,235	6,708,541
Everi Holdings, Inc.*(a)	354,827	8,849,385
Jack in the Box, Inc.(a)	74,699	8,324,457
Lindblad Expeditions Holdings, Inc.*(a)	137,529	2,201,839
Noodles & Co.*(a)	221,134	2,759,752

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*(a)	142,534	$10,725,683
SeaWorld Entertainment, Inc.*	120,457	6,015,623
Six Flags Entertainment Corp.*(a)	156,789	6,785,828

		79,911,477

Household Durables — 0.6%
TopBuild Corp.*(a)	32,248	6,378,009

Insurance — 1.2%
BRP Group, Inc. (Class A Stock)*	244,433	6,514,140
Palomar Holdings, Inc.*	76,742	5,790,951

		12,305,091

Interactive Media & Services — 0.9%
EverQuote, Inc. (Class A Stock)*(a)	108,724	3,553,100
MediaAlpha, Inc. (Class A Stock)*(a)	129,490	5,451,529

		9,004,629

Internet & Direct Marketing Retail — 0.2%
Xometry, Inc. (Class A Stock)*	20,840	1,821,208

IT Services — 3.3%
DigitalOcean Holdings, Inc.*(a)	101,043	5,616,981
LiveRamp Holdings, Inc.*	92,299	4,324,208
Paya Holdings, Inc. (Class A Stock)*(a)	199,965	2,203,614
Perficient, Inc.*	85,807	6,900,599
Repay Holdings Corp.*	77,726	1,868,533
Shift4 Payments, Inc. (Class A Stock)*(a)	84,515	7,920,746
Wix.com Ltd. (Israel)*	14,150	4,107,462

		32,942,143

Leisure Products — 1.2%
Hayward Holdings, Inc.*(a)	112,366	2,923,763
Latham Group, Inc.*(a)	112,559	3,597,386
YETI Holdings, Inc.*	57,084	5,241,453

		11,762,602

Life Sciences Tools & Services — 4.1%
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	174,784	7,293,736
Medpace Holdings, Inc.*	38,635	6,824,100
NanoString Technologies, Inc.*	69,544	4,505,756
NeoGenomics, Inc.*	294,210	13,289,466
Olink Holding AB (Sweden), ADR*(a)	52,900	1,820,818
Repligen Corp.*	28,307	5,650,643
Seer, Inc.*(a)	33,820	1,108,620

		40,493,139

Machinery — 4.6%
Altra Industrial Motion Corp.	177,785	11,559,581
Astec Industries, Inc.	78,951	4,969,176
Chart Industries, Inc.*	130,919	19,156,068
Hydrofarm Holdings Group, Inc.*(a)	23,832	1,408,710
Terex Corp.	183,291	8,728,317

		45,821,852

Media — 0.7%
Magnite, Inc.*(a)	204,475	6,919,434

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	52,494	$2,947,538

Personal Products — 0.8%
BellRing Brands, Inc. (Class A Stock)*	259,048	8,118,564

Pharmaceuticals — 2.1%
Arvinas, Inc.*	58,998	4,542,846
Collegium Pharmaceutical, Inc.*	168,718	3,988,494
Ocular Therapeutix, Inc.*	269,714	3,824,545
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	37,495	5,306,667
Revance Therapeutics, Inc.*(a)	100,841	2,988,927

		20,651,479

Professional Services — 0.8%
First Advantage Corp.*	109,842	2,186,954
TriNet Group, Inc.*	85,113	6,168,990

		8,355,944

Semiconductors & Semiconductor Equipment — 7.1%
Brooks Automation, Inc.	79,290	7,554,751
Cohu, Inc.*	141,349	5,200,230
Diodes, Inc.*	56,354	4,495,359
FormFactor, Inc.*	75,124	2,739,021
Lattice Semiconductor Corp.*	158,499	8,904,474
MACOM Technology Solutions Holdings, Inc.*(a)	178,182	11,417,903
MaxLinear, Inc.*	159,564	6,779,874
Onto Innovation, Inc.*	102,796	7,508,220
Semtech Corp.*	68,903	4,740,526
SkyWater Technology, Inc.*(a)	45,190	1,294,693
Universal Display Corp.	43,855	9,750,282

		70,385,333

Software — 8.5%
Alteryx, Inc. (Class A Stock)*(a)	42,328	3,641,055
DoubleVerify Holdings, Inc.*(a)	36,102	1,528,559
Everbridge, Inc.*(a)	29,957	4,076,549
Jamf Holding Corp.*(a)	239,879	8,052,738
LivePerson, Inc.*(a)	69,609	4,402,073
Model N, Inc.*(a)	131,208	4,496,498
Olo, Inc. (Class A Stock)*(a)	62,496	2,336,725
Ping Identity Holding Corp.*(a)	111,317	2,549,159
Q2 Holdings, Inc.*(a)	44,380	4,552,500
Rapid7, Inc.*	178,083	16,851,994
Sailpoint Technologies Holdings, Inc.*(a)	120,766	6,167,520
SentinelOne, Inc. (Class A Stock)*	93,782	3,985,735
Sumo Logic, Inc.*(a)	106,811	2,205,647
Tenable Holdings, Inc.*	118,585	4,903,490
Varonis Systems, Inc.*	175,783	10,128,616
Viant Technology, Inc. (Class A Stock)*(a)	26,284	782,738
Vonage Holdings Corp.*	277,666	4,001,167

		84,662,763

Specialty Retail — 4.1%
Children’s Place, Inc. (The)*(a)	120,279	11,193,164
Dick’s Sporting Goods, Inc.(a)	54,730	5,483,399

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Five Below, Inc.*	27,436	$5,302,556
National Vision Holdings, Inc.*(a)	261,150	13,352,599
Petco Health & Wellness Co., Inc.*(a)	127,559	2,858,597
Tilly’s, Inc. (Class A Stock)	131,662	2,103,959

		40,294,274

Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc.*	89,547	3,150,263

Textiles, Apparel & Luxury Goods — 1.5%
PVH Corp.*	73,455	7,903,024
Tapestry, Inc.*	161,096	7,004,454

		14,907,478

Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.	57,487	2,584,041

Trading Companies & Distributors — 1.7%
Boise Cascade Co.	100,441	5,860,732
H&E Equipment Services, Inc.	45,337	1,508,362
Herc Holdings, Inc.*(a)	88,887	9,961,566

		17,330,660

TOTAL LONG-TERM INVESTMENTS (cost $661,264,784)		975,232,404

SHORT-TERM INVESTMENTS — 23.4%

AFFILIATED MUTUAL FUNDS — 21.8%
PGIM Core Ultra Short Bond Fund(wa)	5,255,286	5,255,286
PGIM Institutional Money Market Fund (cost $210,453,383; includes $210,440,965 of cash collateral for securities on loan)(b)(wa)	210,575,479	210,449,133

TOTAL AFFILIATED MUTUAL FUNDS (cost $215,708,669)		215,704,419

UNAFFILIATED FUND — 1.6%
BlackRock Liquidity FedFund, (Institutional Shares)	16,176,233	16,176,233

(cost $16,176,233)
TOTAL SHORT-TERM INVESTMENTS (cost $231,884,902)		231,880,652

TOTAL INVESTMENTS—121.7% (cost $893,149,686)		1,207,113,056
Liabilities in excess of other assets — (21.7)%		(215,512,824)

NET ASSETS — 100.0%		$991,600,232

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $204,866,198; cash collateral of $210,440,965 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,158,483	$—	$—
Air Freight & Logistics	8,337,606	—	—
Airlines	2,710,390	—	—
Auto Components	4,485,060	—	—
Automobiles	3,345,807	—	—
Banks	52,595,735	—	—
Biotechnology	105,321,099	—	—
Building Products	26,119,215	—	—
Capital Markets	15,646,561	—	—
Chemicals	7,327,151	—	—
Commercial Services & Supplies	18,374,840	—	—
Communications Equipment	6,069,707	—	—
Construction & Engineering	23,808,968	—	—
Construction Materials	3,604,954	—	—
Diversified Consumer Services	14,770,392	—	—
Diversified Telecommunication Services	9,247,636	—	—
Electrical Equipment	23,899,300	—	—
Electronic Equipment, Instruments & Components	3,632,326	—	—
Entertainment	3,403,984	—	—
Equity Real Estate Investment Trusts (REITs)	15,422,281	—	—
Food & Staples Retailing	8,573,226	—	—
Food Products	19,659,533	—	—
Health Care Equipment & Supplies	47,082,441	—	—
Health Care Providers & Services	18,548,913	—	—
Health Care Technology	5,338,875	—	—
Hotels, Restaurants & Leisure	79,911,477	—	—
Household Durables	6,378,009	—	—
Insurance	12,305,091	—	—
Interactive Media & Services	9,004,629	—	—
Internet & Direct Marketing Retail	1,821,208	—	—
IT Services	32,942,143	—	—
Leisure Products	11,762,602	—	—
Life Sciences Tools & Services	40,493,139	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Machinery	$45,821,852	$—	$—
Media	6,919,434	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,947,538	—	—
Personal Products	8,118,564	—	—
Pharmaceuticals	20,651,479	—	—
Professional Services	8,355,944	—	—
Semiconductors & Semiconductor Equipment	70,385,333	—	—
Software	84,662,763	—	—
Specialty Retail	40,294,274	—	—
Technology Hardware, Storage & Peripherals	3,150,263	—	—
Textiles, Apparel & Luxury Goods	14,907,478	—	—
Thrifts & Mortgage Finance	2,584,041	—	—
Trading Companies & Distributors	17,330,660	—	—
Short-Term Investments
Affiliated Mutual Funds	215,704,419	—	—
Unaffiliated Fund	16,176,233	—	—

Total	$1,207,113,056	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (21.2% represents investments purchased with collateral from securities on loan)	21.8%
Biotechnology	10.6
Software	8.5
Hotels, Restaurants & Leisure	8.1
Semiconductors & Semiconductor Equipment	7.1
Banks	5.3
Health Care Equipment & Supplies	4.8
Machinery	4.6
Life Sciences Tools & Services	4.1
Specialty Retail	4.1
IT Services	3.3
Building Products	2.6
Electrical Equipment	2.4
Construction & Engineering	2.4
Pharmaceuticals	2.1
Food Products	2.0
Health Care Providers & Services	1.9
Commercial Services & Supplies	1.9
Trading Companies & Distributors	1.7
Unaffiliated Fund	1.6
Capital Markets	1.6
Equity Real Estate Investment Trusts (REITs)	1.6
Textiles, Apparel & Luxury Goods	1.5
Diversified Consumer Services	1.5
Insurance	1.2
Leisure Products	1.2

Diversified Telecommunication Services	0.9%
Interactive Media & Services	0.9
Food & Staples Retailing	0.9
Professional Services	0.8
Air Freight & Logistics	0.8
Personal Products	0.8
Chemicals	0.7
Aerospace & Defense	0.7
Media	0.7
Household Durables	0.6
Communications Equipment	0.6
Health Care Technology	0.5
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.4
Construction Materials	0.4
Entertainment	0.3
Automobiles	0.3
Technology Hardware, Storage & Peripherals	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Airlines	0.3
Thrifts & Mortgage Finance	0.3
Internet & Direct Marketing Retail	0.2

121.7
Liabilities in excess of other assets	(21.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$204,866,198	$(204,866,198)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $204,866,198:
Unaffiliated investments (cost $677,441,017)	$991,408,637
Affiliated investments (cost $215,708,669)	215,704,419
Receivable for investments sold	364,477
Dividends receivable	297,088
Receivable for Portfolio shares sold	58,603
Prepaid expenses	1,947

Total Assets	1,207,835,171

LIABILITIES
Payable to broker for collateral for securities on loan	210,440,965
Payable for investments purchased	5,170,257
Management fee payable	379,389
Accrued expenses and other liabilities	108,085
Payable for Portfolio shares purchased	94,862
Distribution fee payable	40,948
Affiliated transfer agent fee payable	433

Total Liabilities	216,234,939

NET ASSETS	$991,600,232

Net assets were comprised of:
Partners’ Equity	$991,600,232

Net asset value and redemption price per share, $991,600,232 / 11,739,490 outstanding shares of beneficial interest	$84.47

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$824,363
Income from securities lending, net (including affiliated income of $62,958)	110,105
Affiliated dividend income	4,131

Total income	938,599

EXPENSES
Management fee	3,648,440
Distribution fee	1,271,024
Custodian and accounting fees	58,981
Audit fee	13,160
Trustees’ fees	10,687
Legal fees and expenses	9,516
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,265
Miscellaneous	16,532

Total expenses	5,034,202
Less: Fee waiver and/or expense reimbursement	(20,337)

Net expenses	5,013,865

NET INVESTMENT INCOME (LOSS)	(4,075,266)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(31,156))	88,361,546
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $20,623)	(11,534,996)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	76,826,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,751,284

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(4,075,266)	$(3,563,861)
Net realized gain (loss) on investment transactions	88,361,546	150,689,657
Net change in unrealized appreciation (depreciation) on investments	(11,534,996)	152,713,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,751,284	299,839,664

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [496,265 and 5,203,224 shares, respectively]	40,651,700	243,431,882
Portfolio shares purchased [1,611,058 and 8,610,826 shares, respectively]	(133,679,001)	(394,060,441)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(93,027,301)	(150,628,559)

TOTAL INCREASE (DECREASE)	(20,276,017)	149,211,105
NET ASSETS:
Beginning of period	1,011,876,249	862,665,144

End of period	$991,600,232	$1,011,876,249

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS — 98.5%
Aerospace & Defense — 1.0%
BWX Technologies, Inc.	50,361	$2,926,981
Curtiss-Wright Corp.	25,201	2,992,871
Mercury Systems, Inc.*	28,744	1,905,152

		7,825,004

Auto Components — 1.9%
Fox Factory Holding Corp.*	68,582	10,675,474
Patrick Industries, Inc.	56,881	4,152,313

		14,827,787

Automobiles — 0.6%
Thor Industries, Inc.(a)	38,506	4,351,178

Banks — 1.1%
Synovus Financial Corp.	67,959	2,982,041
Triumph Bancorp, Inc.*	45,624	3,387,582
Western Alliance Bancorp	28,758	2,670,180

		9,039,803

Beverages — 0.5%
Celsius Holdings, Inc.*	54,949	4,181,069

Biotechnology — 14.4%
Allakos, Inc.*(a)	26,226	2,238,914
ALX Oncology Holdings, Inc.*(a)	38,479	2,104,032
Apellis Pharmaceuticals, Inc.*	122,706	7,755,019
Arena Pharmaceuticals, Inc.*	30,511	2,080,850
Arrowhead Pharmaceuticals, Inc.*	35,191	2,914,519
Avidity Biosciences, Inc.*(a)	50,830	1,256,009
Beam Therapeutics, Inc.*	24,730	3,182,998
BioAtla, Inc.*(a)	31,708	1,343,785
Biohaven Pharmaceutical Holding Co. Ltd.*	17,344	1,683,756
Bluebird Bio, Inc.*	54,520	1,743,550
Blueprint Medicines Corp.*	54,807	4,820,824
Celldex Therapeutics, Inc.*	73,816	2,468,407
Celyad Oncology SA (Belgium), ADR*(a)	3,420	17,955
Compass Pathways PLC (United Kingdom), ADR*(a)	38,880	1,483,272
CytomX Therapeutics, Inc.*	139,580	883,541
DermTech, Inc.*(a)	31,380	1,304,467
Dicerna Pharmaceuticals, Inc.*	78,504	2,929,769
Dyne Therapeutics, Inc.*(a)	101,313	2,131,626
Equillium, Inc.*(a)	138,100	813,409
Fate Therapeutics, Inc.*	55,251	4,795,234
Generation Bio Co.*(a)	54,430	1,464,167
Heron Therapeutics, Inc.*(a)	136,346	2,116,090
Homology Medicines, Inc.*(a)	153,529	1,116,156
ImmunoGen, Inc.*(a)	251,589	1,657,972
Intellia Therapeutics, Inc.*	29,340	4,750,439
Jounce Therapeutics, Inc.*	19,770	134,436
KalVista Pharmaceuticals, Inc.*	68,018	1,629,711
Karuna Therapeutics, Inc.*	17,222	1,963,136
Kodiak Sciences, Inc.*(a)	25,508	2,372,244
Kronos Bio, Inc.*(a)	54,790	1,312,221
Kura Oncology, Inc.*	91,111	1,899,664
Kymera Therapeutics, Inc.*(a)	44,049	2,136,377
MacroGenics, Inc.*	77,790	2,089,439

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Madrigal Pharmaceuticals, Inc.*(a)	21,676	$2,111,459
Mersana Therapeutics, Inc.*	147,797	2,007,083
Mirati Therapeutics, Inc.*	12,230	1,975,512
Opthea Ltd. (Australia), ADR*	69,590	552,545
ORIC Pharmaceuticals, Inc.*(a)	62,800	1,110,932
PMV Pharmaceuticals, Inc.*(a)	45,840	1,565,894
Protagonist Therapeutics, Inc.*	41,740	1,873,291
PTC Therapeutics, Inc.*	53,043	2,242,128
Radius Health, Inc.*(a)	102,404	1,867,849
RAPT Therapeutics, Inc.*	52,515	1,669,452
Replimune Group, Inc.*	45,300	1,740,426
REVOLUTION Medicines, Inc.*	37,473	1,189,393
Rocket Pharmaceuticals, Inc.*	54,303	2,405,080
Rubius Therapeutics, Inc.*(a)	77,600	1,894,216
Scholar Rock Holding Corp.*(a)	38,360	1,108,604
SpringWorks Therapeutics, Inc.*(a)	40,460	3,334,309
Syndax Pharmaceuticals, Inc.*(a)	95,537	1,640,370
TCR2 Therapeutics, Inc.*	85,669	1,405,828
TG Therapeutics, Inc.*	68,919	2,673,368
Turning Point Therapeutics, Inc.*	30,368	2,369,311
Twist Bioscience Corp.*(a)	17,890	2,383,842
Veracyte, Inc.*(a)	57,541	2,300,489
Y-mAbs Therapeutics, Inc.*(a)	61,559	2,080,694

		116,096,063

Building Products — 2.0%
Advanced Drainage Systems, Inc.	25,810	3,008,672
Armstrong World Industries, Inc.	24,026	2,577,029
AZEK Co., Inc. (The)*	51,850	2,201,551
Builders FirstSource, Inc.*	88,126	3,759,455
Simpson Manufacturing Co., Inc.	26,220	2,895,737
Trex Co., Inc.*	18,001	1,839,882

		16,282,326

Capital Markets — 0.9%
Open Lending Corp. (Class A Stock)*(a)	81,270	3,501,924
Stifel Financial Corp.	59,915	3,886,087

		7,388,011

Chemicals — 0.7%
Axalta Coating Systems Ltd.*	106,300	3,241,087
Ingevity Corp.*	30,635	2,492,464

		5,733,551

Commercial Services & Supplies — 1.2%
Clean Harbors, Inc.*	20,495	1,908,904
Driven Brands Holdings, Inc.*	26,720	826,183
Tetra Tech, Inc.	37,158	4,534,762
Viad Corp.*	41,836	2,085,525

		9,355,374

Communications Equipment — 0.8%
Lumentum Holdings, Inc.*(a)	38,840	3,186,045
Viavi Solutions, Inc.*	182,360	3,220,478

		6,406,523

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering — 0.4%
Arcosa, Inc.	53,770	$3,158,450

Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*	67,080	2,337,738

Consumer Finance — 1.3%
Green Dot Corp. (Class A Stock)*	23,880	1,118,778
OneMain Holdings, Inc.	65,326	3,913,681
PRA Group, Inc.*	64,870	2,495,549
PROG Holdings, Inc.	67,010	3,225,191

		10,753,199

Containers & Packaging — 0.1%
Ranpak Holdings Corp.*	34,889	873,272

Diversified Consumer Services — 0.4%
Arco Platform Ltd. (Brazil) (Class A Stock)*	49,610	1,521,043
Mister Car Wash, Inc.*	77,900	1,677,187

		3,198,230

Diversified Telecommunication Services — 1.1%
Bandwidth, Inc. (Class A Stock)*(a)	66,552	9,178,852

Electrical Equipment — 0.3%
EnerSys	25,154	2,458,300

Electronic Equipment, Instruments & Components — 2.4%
Advanced Energy Industries, Inc.	43,130	4,861,182
II-VI, Inc.*(a)	80,759	5,862,296
Insight Enterprises, Inc.*	41,435	4,143,915
Itron, Inc.*	46,550	4,654,069

		19,521,462

Equity Real Estate Investment Trusts (REITs) — 2.4%
Essential Properties Realty Trust, Inc.	142,844	3,862,502
Independence Realty Trust, Inc.	199,454	3,636,046
PS Business Parks, Inc.	29,216	4,326,305
Rexford Industrial Realty, Inc.	66,473	3,785,637
Ryman Hospitality Properties, Inc.*	47,439	3,745,784

		19,356,274

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*(a)	60,970	2,900,953
Performance Food Group Co.*	122,258	5,928,290

		8,829,243

Food Products — 2.1%
Freshpet, Inc.*	63,661	10,374,197
Hostess Brands, Inc.*(a)	129,728	2,100,296
Lancaster Colony Corp.	7,692	1,488,479
Simply Good Foods Co. (The)*	89,472	3,266,623

		17,229,595

Health Care Equipment & Supplies — 5.2%
AtriCure, Inc.*	50,404	3,998,549
Cardiovascular Systems, Inc.*	54,339	2,317,558
CONMED Corp.	11,160	1,533,719
CryoPort, Inc.*(a)	39,570	2,496,867
Eargo, Inc.*(a)	48,510	1,936,034
Glaukos Corp.*	33,216	2,817,713
Globus Medical, Inc. (Class A Stock)*	57,841	4,484,413

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Integer Holdings Corp.*	45,976	$4,330,939
Integra LifeSciences Holdings Corp.*	69,243	4,725,142
Nevro Corp.*(a)	46,994	7,791,135
OraSure Technologies, Inc.*(a)	113,236	1,148,213
Silk Road Medical, Inc.*	18,540	887,325
Tandem Diabetes Care, Inc.*(a)	35,216	3,430,039

		41,897,646

Health Care Providers & Services — 4.8%
AdaptHealth Corp.*	124,356	3,408,598
Amedisys, Inc.*	9,666	2,367,493
Covetrus, Inc.*	99,448	2,685,096
HealthEquity, Inc.*	50,980	4,102,870
Innovage Holding Corp.*(a)	69,610	1,483,389
LHC Group, Inc.*	43,686	8,748,558
LifeStance Health Group, Inc.*(a)	56,610	1,577,155
ModivCare, Inc.*	30,964	5,266,048
Owens & Minor, Inc.	15,900	673,047
R1 RCM, Inc.*	246,042	5,471,974
Surgery Partners, Inc.*	45,140	3,007,227

		38,791,455

Health Care Technology — 2.6%
Health Catalyst, Inc.*(a)	113,664	6,309,488
Inspire Medical Systems, Inc.*	18,830	3,639,086
Omnicell, Inc.*	72,786	11,023,440

		20,972,014

Hotels, Restaurants & Leisure — 3.8%
Bally’s Corp.*(a)	39,420	2,133,016
BJ’s Restaurants, Inc.*(a)	65,180	3,202,945
Brinker International, Inc.*	44,490	2,751,707
Churchill Downs, Inc.	36,135	7,164,125
GAN Ltd. (United Kingdom)*(a)	145,785	2,396,705
Penn National Gaming, Inc.*(a)	41,478	3,172,652
Wingstop, Inc.(a)	61,844	9,748,470

		30,569,620

Household Durables — 1.4%
Meritage Homes Corp.*	20,310	1,910,765
Skyline Champion Corp.*	52,800	2,814,240
TopBuild Corp.*	33,790	6,682,986

		11,407,991

Insurance — 0.6%
James River Group Holdings Ltd.	64,043	2,402,893
Kemper Corp.	32,570	2,406,923

		4,809,816

Interactive Media & Services — 0.2%
EverQuote, Inc. (Class A Stock)*	51,940	1,697,399

Internet & Direct Marketing Retail — 0.5%
Shutterstock, Inc.	41,716	4,095,260

IT Services — 5.1%
Concentrix Corp.*	32,096	5,161,037
DigitalOcean Holdings, Inc.*(a)	54,290	3,017,981
ExlService Holdings, Inc.*	55,107	5,855,670
LiveRamp Holdings, Inc.*	57,232	2,681,319

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Paymentus Holdings, Inc. (Class A Stock)*	29,560	$1,049,380
Perficient, Inc.*	74,220	5,968,772
Repay Holdings Corp.*	223,230	5,366,449
Shift4 Payments, Inc. (Class A Stock)*(a)	10,440	978,437
Verra Mobility Corp.*(a)	327,173	5,028,649
Wix.com Ltd. (Israel)*	11,300	3,280,164
WNS Holdings Ltd. (India), ADR*	36,317	2,900,639

		41,288,497

Leisure Products — 0.9%
Latham Group, Inc.*(a)	24,240	774,711
YETI Holdings, Inc.*	72,798	6,684,312

		7,459,023

Life Sciences Tools & Services — 1.2%
NanoString Technologies, Inc.*	49,581	3,212,353
NeoGenomics, Inc.*	94,542	4,270,462
NeoGenomics, Inc. PIPE (original cost $688,950; purchased 05/04/21)^(f)	15,310	673,400
Quanterix Corp.*	30,150	1,768,599

		9,924,814

Machinery — 5.3%
Altra Industrial Motion Corp.	38,285	2,489,291
Chart Industries, Inc.*	21,860	3,198,555
ESCO Technologies, Inc.	33,540	3,146,387
Evoqua Water Technologies Corp.*	147,220	4,973,091
Hydrofarm Holdings Group, Inc.*(a)	84,340	4,985,337
ITT, Inc.	40,996	3,754,824
John Bean Technologies Corp.(a)	39,821	5,679,271
Kornit Digital Ltd. (Israel)*	25,490	3,169,172
Rexnord Corp.	80,245	4,015,460
SPX Corp.*	56,586	3,456,273
SPX FLOW, Inc.	55,441	3,616,971

		42,484,632

Media — 1.0%
Cardlytics, Inc.*(a)	62,405	7,921,067

Multiline Retail — 0.7%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	63,511	5,343,180

Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	53,859	3,247,159

Personal Products — 0.8%
BellRing Brands, Inc. (Class A Stock)*	106,112	3,325,550
elf Beauty, Inc.*	123,570	3,353,690

		6,679,240

Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc.*	102,187	1,794,404
Arvinas, Inc.*	28,507	2,195,039
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	15,117	2,139,509
Revance Therapeutics, Inc.*	84,177	2,495,006
Theravance Biopharma, Inc.*(a)	111,838	1,623,888

		10,247,846

	Shares	Value

COMMON STOCKS (continued)
Professional Services — 2.6%
ASGN, Inc.*	50,883	$4,932,089
CACI International, Inc. (Class A Stock)*	20,437	5,213,887
Exponent, Inc.	37,617	3,355,813
Insperity, Inc.	44,321	4,005,289
Science Applications International Corp.	34,304	3,009,490

		20,516,568

Road & Rail — 0.8%
Marten Transport Ltd.	93,402	1,540,199
Saia, Inc.*	21,960	4,600,400

		6,140,599

Semiconductors & Semiconductor Equipment — 5.0%
Axcelis Technologies, Inc.*(a)	68,095	2,752,400
Cirrus Logic, Inc.*	42,001	3,575,125
CMC Materials, Inc.	18,560	2,797,734
Lattice Semiconductor Corp.*	211,657	11,890,890
MACOM Technology Solutions Holdings, Inc.*	91,550	5,866,524
Power Integrations, Inc.	63,017	5,171,175
Silicon Laboratories, Inc.*(a)	22,610	3,464,983
Synaptics, Inc.*(a)	32,458	5,049,816

		40,568,647

Software — 11.8%
ACI Worldwide, Inc.*	89,060	3,307,688
Alarm.com Holdings, Inc.*(a)	46,399	3,929,995
Avaya Holdings Corp.*	307,760	8,278,744
Blackbaud, Inc.*	39,874	3,053,152
Digital Turbine, Inc.*	74,064	5,631,086
Everbridge, Inc.*(a)	48,163	6,554,021
Five9, Inc.*	21,780	3,994,234
J2 Global, Inc.*(a)	41,217	5,669,398
Manhattan Associates, Inc.*	28,621	4,145,466
Medallia, Inc.*	178,378	6,020,257
Mimecast Ltd.*	56,191	2,980,933
Momentive Global, Inc.*	95,897	2,020,550
Paylocity Holding Corp.*	8,375	1,597,950
Q2 Holdings, Inc.*	58,647	6,016,009
Rapid7, Inc.*	58,204	5,507,845
SentinelOne, Inc. (Class A Stock)*	5,000	212,500
Sprinklr, Inc. (Class A Stock)*(a)	73,900	1,521,601
Sprout Social, Inc. (Class A Stock)*	52,950	4,734,789
Telos Corp.*	195,561	6,651,030
Varonis Systems, Inc.*	191,171	11,015,273
Vonage Holdings Corp.*	139,670	2,012,645

		94,855,166

Specialty Retail — 1.6%
Floor & Decor Holdings, Inc. (Class A Stock)*	35,753	3,779,092
Foot Locker, Inc.(a)	76,842	4,735,773
Lithia Motors, Inc.	13,161	4,522,646

		13,037,511

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 1.9%
Canada Goose Holdings, Inc. (Canada)*(a)	52,220	$2,284,103
Deckers Outdoor Corp.*	11,008	4,227,843
PVH Corp.*	34,204	3,680,008
Steven Madden Ltd.	68,670	3,004,999
Under Armour, Inc. (Class C Stock)*	123,550	2,294,323

		15,491,276

Thrifts & Mortgage Finance — 0.9%
MGIC Investment Corp.	248,457	3,379,015
Walker & Dunlop, Inc.	35,410	3,696,096

		7,075,111

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	43,914	3,998,809
Boise Cascade Co.	31,542	1,840,476
SiteOne Landscape Supply, Inc.*(a)	15,660	2,650,611

		8,489,896

TOTAL COMMON STOCKS (cost $600,796,120)		793,392,737

EXCHANGE-TRADED FUND — 0.3%
iShares Russell 2000 Growth ETF	7,135	2,223,908

(cost $2,115,667)
TOTAL LONG-TERM INVESTMENTS (cost $602,911,787)		795,616,645

SHORT-TERM INVESTMENTS — 20.2%

AFFILIATED MUTUAL FUNDS — 19.3%
PGIM Core Ultra Short Bond Fund(wa)	6,674,961	6,674,961
PGIM Institutional Money Market Fund (cost $148,566,643; includes $148,557,250 of cash collateral for securities on loan)(b)(wa)	148,647,447	148,558,258

TOTAL AFFILIATED MUTUAL FUNDS (cost $155,241,604)		155,233,219

	Shares	Value

UNAFFILIATED FUND — 0.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	7,617,401	$7,617,401

(cost $7,617,401)
TOTAL SHORT-TERM INVESTMENTS (cost $162,859,005)		162,850,620

TOTAL INVESTMENTS—119.0% (cost $765,770,792)		958,467,265
Liabilities in excess of other assets — (19.0)%		(153,343,548)

NET ASSETS — 100.0%		$805,123,717

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $673,400 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,856,232; cash collateral of $148,557,250 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $688,950. The aggregate value of $673,400 is 0.1% of net assets.

(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,825,004	$—	$—
Auto Components	14,827,787	—	—
Automobiles	4,351,178	—	—
Banks	9,039,803	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Beverages	$4,181,069	$—	$—
Biotechnology	116,096,063	—	—
Building Products	16,282,326	—	—
Capital Markets	7,388,011	—	—
Chemicals	5,733,551	—	—
Commercial Services & Supplies	9,355,374	—	—
Communications Equipment	6,406,523	—	—
Construction & Engineering	3,158,450	—	—
Construction Materials	2,337,738	—	—
Consumer Finance	10,753,199	—	—
Containers & Packaging	873,272	—	—
Diversified Consumer Services	3,198,230	—	—
Diversified Telecommunication Services	9,178,852	—	—
Electrical Equipment	2,458,300	—	—
Electronic Equipment, Instruments & Components	19,521,462	—	—
Equity Real Estate Investment Trusts (REITs)	19,356,274	—	—
Food & Staples Retailing	8,829,243	—	—
Food Products	17,229,595	—	—
Health Care Equipment & Supplies	41,897,646	—	—
Health Care Providers & Services	38,791,455	—	—
Health Care Technology	20,972,014	—	—
Hotels, Restaurants & Leisure	30,569,620	—	—
Household Durables	11,407,991	—	—
Insurance	4,809,816	—	—
Interactive Media & Services	1,697,399	—	—
Internet & Direct Marketing Retail	4,095,260	—	—
IT Services	41,288,497	—	—
Leisure Products	7,459,023	—	—
Life Sciences Tools & Services	9,251,414	—	673,400
Machinery	42,484,632	—	—
Media	7,921,067	—	—
Multiline Retail	5,343,180	—	—
Paper & Forest Products	3,247,159	—	—
Personal Products	6,679,240	—	—
Pharmaceuticals	10,247,846	—	—
Professional Services	20,516,568	—	—
Road & Rail	6,140,599	—	—
Semiconductors & Semiconductor Equipment	40,568,647	—	—
Software	94,855,166	—	—
Specialty Retail	13,037,511	—	—
Textiles, Apparel & Luxury Goods	15,491,276	—	—
Thrifts & Mortgage Finance	7,075,111	—	—
Trading Companies & Distributors	8,489,896	—	—
Exchange-Traded Fund	2,223,908	—	—
Short-Term Investments
Affiliated Mutual Funds	155,233,219	—	—
Unaffiliated Fund	7,617,401	—	—

Total	$957,793,865	$—	$673,400

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (18.5% represents investments purchased with collateral from securities on loan)	19.3%
Biotechnology	14.4

Software	11.8%
Machinery	5.3

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Health Care Equipment & Supplies	5.2%
IT Services	5.1
Semiconductors & Semiconductor Equipment	5.0
Health Care Providers & Services	4.8
Hotels, Restaurants & Leisure	3.8
Health Care Technology	2.6
Professional Services	2.6
Electronic Equipment, Instruments & Components	2.4
Equity Real Estate Investment Trusts (REITs)	2.4
Food Products	2.1
Building Products	2.0
Textiles, Apparel & Luxury Goods	1.9
Auto Components	1.9
Specialty Retail	1.6
Household Durables	1.4
Consumer Finance	1.3
Pharmaceuticals	1.3
Life Sciences Tools & Services	1.2
Commercial Services & Supplies	1.2
Diversified Telecommunication Services	1.1
Banks	1.1
Food & Staples Retailing	1.1
Trading Companies & Distributors	1.1
Media	1.0
Aerospace & Defense	1.0

Unaffiliated Fund	0.9%
Leisure Products	0.9
Capital Markets	0.9
Thrifts & Mortgage Finance	0.9
Personal Products	0.8
Communications Equipment	0.8
Road & Rail	0.8
Chemicals	0.7
Multiline Retail	0.7
Insurance	0.6
Automobiles	0.6
Beverages	0.5
Internet & Direct Marketing Retail	0.5
Paper & Forest Products	0.4
Diversified Consumer Services	0.4
Construction & Engineering	0.4
Electrical Equipment	0.3
Construction Materials	0.3
Exchange-Traded Fund	0.3
Interactive Media & Services	0.2
Containers & Packaging	0.1

119.0
Liabilities in excess of other assets	(19.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$144,856,232	$(144,856,232)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $144,856,232:
Unaffiliated investments (cost $610,529,188)	$803,234,046
Affiliated investments (cost $155,241,604)	155,233,219
Receivable for investments sold	9,546,948
Receivable for Portfolio shares sold	833,355
Dividends receivable	139,074
Tax reclaim receivable	14,607
Prepaid expenses and other assets	35,183

Total Assets	969,036,432

LIABILITIES
Payable to broker for collateral for securities on loan	148,557,250
Payable for investments purchased	14,888,968
Management fee payable	347,093
Accrued expenses and other liabilities	43,195
Payable for Portfolio shares purchased	34,791
Distribution fee payable	33,214
Payable to affiliate	7,714
Affiliated transfer agent fee payable	433
Trustees’ fees payable	57

Total Liabilities	163,912,715

NET ASSETS	$805,123,717

Net assets were comprised of:
Partners’ Equity	$805,123,717

Net asset value and redemption price per share, $805,123,717 / 23,891,076 outstanding shares of beneficial interest	$33.70

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $9,862 foreign withholding tax, of which $9,862 is reimbursable by an affiliate)	$977,890
Income from securities lending, net (including affiliated income of $45,979)	156,703
Affiliated dividend income	2,624

Total income	1,137,217

EXPENSES
Management fee	3,106,808
Distribution fee	1,006,626
Custodian and accounting fees	65,726
Audit fee	12,157
Trustees’ fees	9,518
Legal fees and expenses	9,151
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,593
Shareholders’ reports	1,847
Miscellaneous	19,017

Total expenses	4,234,443
Less: Fee waiver and/or expense reimbursement	(2,318)

Net expenses	4,232,125

NET INVESTMENT INCOME (LOSS)	(3,094,908)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(21,459))	78,041,604
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,934)	(46,692,322)
Foreign currencies	(203)

(46,692,525)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	31,349,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,254,171

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(3,094,908)	$(3,828,868)
Net realized gain (loss) on investment transactions	78,041,604	78,560,363
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(46,692,525)	114,861,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,254,171	189,593,039

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,121,180 and 10,098,996 shares, respectively]	36,797,788	208,029,285
Portfolio shares purchased [2,442,415 and 17,549,017 shares, respectively]	(82,356,108)	(363,269,483)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(45,558,320)	(155,240,198)

TOTAL INCREASE (DECREASE)	(17,304,149)	34,352,841
NET ASSETS:
Beginning of period	822,427,866	788,075,025

End of period	$805,123,717	$822,427,866

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS — 97.0%
Aerospace & Defense — 1.0%
AAR Corp.*	8,750	$339,062
Astronics Corp.*	26,400	462,264
BWX Technologies, Inc.	64,464	3,746,648
Hexcel Corp.*(a)	56,607	3,532,277
Triumph Group, Inc.*	38,200	792,650

		8,872,901

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.*	16,900	1,151,059
Echo Global Logistics, Inc.*	51,875	1,594,637
Forward Air Corp.	2,600	233,350
Hub Group, Inc. (Class A Stock)*	21,925	1,446,612
Radiant Logistics, Inc.*	57,600	399,168

		4,824,826

Airlines — 0.3%
Hawaiian Holdings, Inc.*(a)	36,975	901,081
Spirit Airlines, Inc.*	45,000	1,369,800

		2,270,881

Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.*	94,100	973,935
Dana, Inc.	136,275	3,237,894
Dorman Products, Inc.*	28,046	2,907,529
Goodyear Tire & Rubber Co. (The)*	434,910	7,458,706

		14,578,064

Banks — 14.0%
1st Source Corp.	3,675	170,741
Amalgamated Financial Corp.	40,950	640,048
Ameris Bancorp	46,030	2,330,499
Associated Banc-Corp.	25,300	518,144
Banc of California, Inc.	11,500	201,710
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	189,724	6,725,716
BankUnited, Inc.	172,386	7,359,158
Banner Corp.	9,775	529,903
Bar Harbor Bankshares	37,850	1,083,267
Berkshire Hills Bancorp, Inc.	103,354	2,832,933
Boston Private Financial Holdings, Inc.	114,375	1,687,031
Business First Bancshares, Inc.	24,925	572,029
Capital Bancorp, Inc.*	9,550	195,298
Capstar Financial Holdings, Inc.	23,475	481,238
Cathay General Bancorp	13,175	518,568
CIT Group, Inc.	21,700	1,119,503
Community Trust Bancorp, Inc.	10,396	419,790
ConnectOne Bancorp, Inc.	98,400	2,575,128
Customers Bancorp, Inc.*	102,940	4,013,631
Dime Community Bancshares, Inc.	22,897	769,797
FB Financial Corp.	4,135	154,318
Financial Institutions, Inc.	33,550	1,006,500
First Bancorp	10,125	414,214
First BanCorp. (Puerto Rico)	231,200	2,755,904
First Choice Bancorp	16,100	490,245
First Financial Corp.	5,750	234,715
First Horizon Corp.	149,117	2,576,742

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
First Internet Bancorp	14,500	$449,210
First Midwest Bancorp, Inc.	85,600	1,697,448
Flushing Financial Corp.	11,175	239,480
FNB Corp.	508,243	6,266,636
Great Southern Bancorp, Inc.	32,225	1,736,927
Hancock Whitney Corp.	85,400	3,795,176
Hanmi Financial Corp.	98,800	1,883,128
HBT Financial, Inc.	23,500	409,135
Heritage Commerce Corp.	15,700	174,741
Hilltop Holdings, Inc.(a)	95,475	3,475,290
HomeTrust Bancshares, Inc.	8,950	249,705
Independent Bank Corp.	33,625	729,999
Investors Bancorp, Inc.(a)	172,750	2,463,415
Metropolitan Bank Holding Corp.*	3,200	192,704
Midland States Bancorp, Inc.	7,950	208,847
Northrim BanCorp, Inc.	6,075	259,706
OceanFirst Financial Corp.	117,350	2,445,574
OFG Bancorp (Puerto Rico)	10,850	240,002
Old National Bancorp(a)	348,300	6,133,563
Old Second Bancorp, Inc.	26,050	323,020
Orrstown Financial Services, Inc.	13,475	310,868
PacWest Bancorp	127,392	5,243,455
Peapack-Gladstone Financial Corp.	31,400	975,598
Pinnacle Financial Partners, Inc.	94,274	8,323,451
Premier Financial Bancorp, Inc.	5,737	96,668
RBB Bancorp	8,400	203,448
Republic Bancorp, Inc. (Class A Stock)	5,496	253,530
Sierra Bancorp	9,375	238,594
SmartFinancial, Inc.	22,200	533,022
Sterling Bancorp	212,559	5,269,338
TriCo Bancshares	11,425	486,476
TriState Capital Holdings, Inc.*	6,925	141,201
Umpqua Holdings Corp.	390,528	7,205,242
United Community Banks, Inc.	104,000	3,329,040
Univest Financial Corp.	117,541	3,099,556
Veritex Holdings, Inc.	66,326	2,348,604
Western Alliance Bancorp	78,420	7,281,297
Wintrust Financial Corp.	17,600	1,331,088

		122,420,952

Beverages — 0.3%
MGP Ingredients, Inc.(a)	37,736	2,552,463

Biotechnology — 3.1%
Acceleron Pharma, Inc.*	10,900	1,367,841
Akebia Therapeutics, Inc.*(a)	338,000	1,281,020
Akero Therapeutics, Inc.*(a)	23,425	581,174
Arena Pharmaceuticals, Inc.*	68,400	4,664,880
BioCryst Pharmaceuticals, Inc.*(a)	56,875	899,194
Bluebird Bio, Inc.*	54,900	1,755,702
Eagle Pharmaceuticals, Inc.*	28,700	1,228,360
FibroGen, Inc.*(a)	57,100	1,520,573
Frequency Therapeutics, Inc.*	117,300	1,168,308
Jounce Therapeutics, Inc.*	157,600	1,071,680
Karyopharm Therapeutics, Inc.*(a)	129,425	1,335,666
MacroGenics, Inc.*	49,700	1,334,942
Myriad Genetics, Inc.*	23,200	709,456
Scholar Rock Holding Corp.*(a)	62,250	1,799,025
Spectrum Pharmaceuticals, Inc.*	282,900	1,060,875

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Spero Therapeutics, Inc.*(a)	75,940	$1,060,122
Taysha Gene Therapies, Inc.*(a)	43,000	911,600
Travere Therapeutics, Inc.*	90,600	1,321,854
Turning Point Therapeutics, Inc.*	26,400	2,059,728

		27,132,000

Building Products — 1.0%
Builders FirstSource, Inc.*	32,993	1,407,482
Cornerstone Building Brands, Inc.*	27,100	492,678
Gibraltar Industries, Inc.*	5,600	427,336
Masonite International Corp.*	42,294	4,728,046
Quanex Building Products Corp.	25,150	624,726
Resideo Technologies, Inc.*	5,000	150,000
UFP Industries, Inc.	6,100	453,474

		8,283,742

Capital Markets — 1.6%
Artisan Partners Asset Management, Inc. (Class A Stock)	6,200	315,084
Cowen, Inc. (Class A Stock)(a)	35,500	1,457,275
Donnelley Financial Solutions, Inc.*	71,500	2,359,500
Federated Hermes, Inc.(a)	25,800	874,878
Hercules Capital, Inc.(a)	301,092	5,136,630
Piper Sandler Cos	6,575	851,857
Stifel Financial Corp.	27,725	1,798,243
Virtus Investment Partners, Inc.	4,500	1,249,965

		14,043,432

Chemicals — 3.5%
AdvanSix, Inc.*	5,000	149,300
Avient Corp.	46,325	2,277,337
Cabot Corp.(a)	43,349	2,467,859
FutureFuel Corp.	27,275	261,840
HB Fuller Co.	21,200	1,348,532
Ingevity Corp.*	38,565	3,137,648
Innospec, Inc.	25,351	2,297,054
Koppers Holdings, Inc.*	22,700	734,345
Kraton Corp.*	2,775	89,605
Livent Corp.*(a)	258,293	5,000,552
Minerals Technologies, Inc.	18,425	1,449,495
Olin Corp.	60,545	2,800,812
Orion Engineered Carbons SA (Germany)*	26,700	507,033
PQ Group Holdings, Inc.	18,700	287,232
Trinseo SA	19,275	1,153,416
Tronox Holdings PLC (Class A Stock)	106,050	2,375,520
Valvoline, Inc.	129,526	4,204,414

		30,541,994

Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	93,200	4,133,420
ACCO Brands Corp.	161,025	1,389,646
Clean Harbors, Inc.*	58,758	5,472,720
Harsco Corp.*	135,690	2,770,790
Heritage-Crystal Clean, Inc.*	5,200	154,336
Herman Miller, Inc.(a)	27,100	1,277,494
HNI Corp.	9,500	417,715
KAR Auction Services, Inc.*	7,900	138,645

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Knoll, Inc.	55,950	$1,454,141
SP Plus Corp.*	13,100	400,729
Steelcase, Inc. (Class A Stock)	66,700	1,007,837
Team, Inc.*	234,025	1,567,967

		20,185,440

Communications Equipment — 1.1%
EchoStar Corp. (Class A Stock)*(a)	30,300	735,987
Harmonic, Inc.*	363,945	3,100,811
KVH Industries, Inc.*	13,225	162,668
Viavi Solutions, Inc.*	314,599	5,555,818

		9,555,284

Construction & Engineering — 1.8%
API Group Corp., 144A*	62,800	1,311,892
Argan, Inc.	59,043	2,821,665
EMCOR Group, Inc.	25,402	3,129,272
Great Lakes Dredge & Dock Corp.*	67,925	992,384
MasTec, Inc.*	21,750	2,307,675
Matrix Service Co.*	42,650	447,825
Primoris Services Corp.	94,900	2,792,907
Sterling Construction Co., Inc.*	48,800	1,177,544
Tutor Perini Corp.*	83,875	1,161,669

		16,142,833

Construction Materials — 0.0%
Summit Materials, Inc. (Class A Stock)*	10,400	362,440

Consumer Finance — 0.6%
Navient Corp.	177,000	3,421,410
Nelnet, Inc. (Class A Stock)	6,300	473,949
Oportun Financial Corp.*	32,400	648,972
PROG Holdings, Inc.	21,300	1,025,169

		5,569,500

Containers & Packaging — 0.7%
Greif, Inc. (Class A Stock)	4,650	281,557
Myers Industries, Inc.	5,000	105,000
O-I Glass, Inc.*	213,405	3,484,904
Pactiv Evergreen, Inc.	11,700	176,319
Silgan Holdings, Inc.(a)	54,192	2,248,968

		6,296,748

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	6,850	194,129
Houghton Mifflin Harcourt Co.*	12,625	139,380
WW International, Inc.*(a)	32,225	1,164,612

		1,498,121

Diversified Financial Services — 0.1%
Marlin Business Services Corp.	19,625	446,665

Diversified Telecommunication Services — 0.6%
ATN International, Inc.	13,100	595,919
Cogent Communications Holdings, Inc.	29,277	2,251,109
Liberty Latin America Ltd. (Chile) (Class A Stock)*(a)	89,575	1,241,509

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Liberty Latin America Ltd. (Chile) (Class C Stock)*	70,385	$992,429

		5,080,966

Electric Utilities — 1.9%
ALLETE, Inc.	22,800	1,595,544
IDACORP, Inc.	53,994	5,264,415
Portland General Electric Co.	203,128	9,360,138
Spark Energy, Inc. (Class A Stock)(a)	49,025	555,453

		16,775,550

Electrical Equipment — 0.9%
American Superconductor Corp.*	50,800	883,412
Bloom Energy Corp. (Class A
Stock)*(a)	10,700	287,509
Powell Industries, Inc.	17,325	536,209
Regal Beloit Corp.	45,779	6,111,954
Thermon Group Holdings, Inc.*	24,000	408,960

		8,228,044

Electronic Equipment, Instruments & Components — 2.3%
Bel Fuse, Inc. (Class B Stock)	22,998	331,171
Belden, Inc.	65,248	3,299,592
Benchmark Electronics, Inc.	61,250	1,743,175
Fabrinet (Thailand)*	12,000	1,150,440
II-VI, Inc.*(a)	27,300	1,981,707
Methode Electronics, Inc.	8,200	403,522
Rogers Corp.*	26,719	5,365,175
Sanmina Corp.*	50,993	1,986,687
ScanSource, Inc.*	71,100	2,000,043
Vishay Intertechnology, Inc.(a)	77,100	1,738,605

		20,000,117

Energy Equipment & Services — 1.7%
Cactus, Inc. (Class A Stock)	113,321	4,161,147
ChampionX Corp.*	89,400	2,293,110
DMC Global, Inc.*	26,931	1,513,791
Helmerich & Payne, Inc.	77,341	2,523,637
Liberty Oilfield Services, Inc. (Class A Stock)*	25,600	362,496
National Energy Services Reunited Corp.*	25,900	369,075
NexTier Oilfield Solutions, Inc.*	104,275	496,349
Oceaneering International, Inc.*	49,400	769,158
Oil States International, Inc.*	21,700	170,345
Patterson-UTI Energy, Inc.	11,400	113,316
ProPetro Holding Corp.*	14,200	130,072
Select Energy Services, Inc. (Class A Stock)*	313,639	1,894,380

		14,796,876

Entertainment — 0.8%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	97,100	5,503,628
Cinemark Holdings, Inc.*(a)	49,600	1,088,720

		6,592,348

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	16,975	$372,771
Agree Realty Corp.(a)	33,100	2,333,219
Alexander & Baldwin, Inc.	59,425	1,088,666
American Assets Trust, Inc.	9,400	350,526
American Campus Communities, Inc.	70,000	3,270,400
American Finance Trust, Inc.	35,325	299,556
Armada Hoffler Properties, Inc.	53,325	708,689
Broadstone Net Lease, Inc.(a)	44,500	1,041,745
CareTrust REIT, Inc.	33,800	785,174
CatchMark Timber Trust, Inc. (Class A Stock)	47,775	558,968
Centerspace	8,400	662,760
Chatham Lodging Trust*	15,200	195,624
City Office REIT, Inc.	134,675	1,674,010
Columbia Property Trust, Inc.	189,907	3,302,483
CorePoint Lodging, Inc.*	11,525	123,318
Corporate Office Properties Trust	81,325	2,276,287
Cousins Properties, Inc.(a)	30,914	1,137,017
DiamondRock Hospitality Co.*	163,150	1,582,555
DigitalBridge Group, Inc.*(a)	286,200	2,260,980
Essential Properties Realty Trust, Inc.	22,600	611,104
First Industrial Realty Trust, Inc.	15,275	797,813
Four Corners Property Trust, Inc.	37,600	1,038,136
Getty Realty Corp.	22,300	694,645
Gladstone Commercial Corp.	56,050	1,264,488
Global Medical REIT, Inc.	11,150	164,574
Global Net Lease, Inc.	64,600	1,195,100
Healthcare Realty Trust, Inc.	42,100	1,271,420
Highwoods Properties, Inc.	16,750	756,598
Independence Realty Trust, Inc.	48,200	878,686
Industrial Logistics Properties Trust	12,300	321,522
Innovative Industrial Properties, Inc.(a)	2,400	458,448
Kite Realty Group Trust	53,850	1,185,238
Lexington Realty Trust(a)	211,172	2,523,505
New Senior Investment Group, Inc.	138,375	1,214,932
Paramount Group, Inc.	70,700	711,949
Physicians Realty Trust	49,575	915,650
Piedmont Office Realty Trust, Inc. (Class A Stock)	28,500	526,395
Plymouth Industrial REIT, Inc.(a)	23,900	478,478
PotlatchDeltic Corp.	54,000	2,870,100
QTS Realty Trust, Inc. (Class A Stock)	900	69,570
Retail Opportunity Investments Corp.	84,400	1,490,504
Retail Properties of America, Inc. (Class A Stock)	87,125	997,581
Retail Value, Inc.	15,060	327,555
RLJ Lodging Trust	21,847	332,730
Ryman Hospitality Properties, Inc.*	2,100	165,816
Sabra Health Care REIT, Inc.	120,725	2,197,195
Service Properties Trust	20,600	259,560
SITE Centers Corp.	85,700	1,290,642
STAG Industrial, Inc.	89,850	3,363,085
Summit Hotel Properties, Inc.*	66,300	618,579
Sunstone Hotel Investors, Inc.*	169,902	2,110,183
UMH Properties, Inc.	38,700	844,434
Urban Edge Properties	51,075	975,533
Urstadt Biddle Properties, Inc. (Class A Stock)	14,600	282,948

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Xenia Hotels & Resorts, Inc.*	81,825	$1,532,582

		60,762,026

Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	5,800	177,074
Rite Aid Corp.*(a)	163,175	2,659,753
SpartanNash Co.(a)	62,100	1,199,151
Sprouts Farmers Market, Inc.*(a)	85,600	2,127,160
United Natural Foods, Inc.*(a)	13,500	499,230

		6,662,368

Food Products — 3.2%
Bunge Ltd.	6,000	468,900
Cal-Maine Foods, Inc.(a)	41,323	1,496,306
Darling Ingredients, Inc.*	67,400	4,549,500
Hain Celestial Group, Inc. (The)*(a)	37,304	1,496,636
Hostess Brands, Inc.*(a)	211,673	3,426,986
Ingredion, Inc.	59,571	5,391,176
Sanderson Farms, Inc.	26,172	4,919,551
Seneca Foods Corp. (Class A Stock)*	9,300	475,044
TreeHouse Foods, Inc.*(a)	123,606	5,502,939

		27,727,038

Gas Utilities — 1.6%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	18,700	1,409,980
New Jersey Resources Corp.	20,900	827,013
Southwest Gas Holdings, Inc.	35,875	2,374,566
Spire, Inc.(a)	125,636	9,079,714

		13,691,273

Health Care Equipment & Supplies — 1.4%
Envista Holdings Corp.*	116,126	5,017,804
Integra LifeSciences Holdings Corp.*	53,363	3,641,491
NuVasive, Inc.*	40,895	2,771,863
Orthofix Medical, Inc.*	9,925	398,092
Talis Biomedical Corp.*(a)	8,200	90,446
Utah Medical Products, Inc.	7,100	603,784

		12,523,480

Health Care Providers & Services — 1.9%
Apria, Inc.*	41,000	1,148,000
Covetrus, Inc.*	108,100	2,918,700
Cross Country Healthcare, Inc.*	114,300	1,887,093
MEDNAX, Inc.*(a)	67,825	2,044,924
ModivCare, Inc.*	5,900	1,003,413
National HealthCare Corp.	15,825	1,106,168
Surgery Partners, Inc.*(a)	39,225	2,613,170
Tenet Healthcare Corp.*(a)	55,150	3,694,498
Tivity Health, Inc.*	7,975	209,822

		16,625,788

Health Care Technology — 0.2%
NextGen Healthcare, Inc.*	124,900	2,072,091

Hotels, Restaurants & Leisure — 0.4%
Dine Brands Global, Inc.*	10,900	972,825
RCI Hospitality Holdings, Inc.	11,900	787,780
Scientific Games Corp.*	9,200	712,448

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	14,547	$1,399,421

		3,872,474

Household Durables — 0.3%
Lifetime Brands, Inc.	53,300	797,901
Tri Pointe Homes, Inc.*	22,700	486,461
Tupperware Brands Corp.*	10,000	237,500
Universal Electronics, Inc.*	18,750	909,375

		2,431,237

Household Products — 0.7%
Central Garden & Pet Co. (Class A Stock)*	47,875	2,312,363
Energizer Holdings, Inc.	38,729	1,664,572
Spectrum Brands Holdings, Inc.	23,391	1,989,171

		5,966,106

Independent Power & Renewable Electricity Producers — 0.7%
Brookfield Renewable Corp. (Class A Stock)	7,100	297,774
Clearway Energy, Inc. (Class A Stock)	62,525	1,576,880
Clearway Energy, Inc. (Class C Stock)(a)	46,025	1,218,742
Sunnova Energy International, Inc.*(a)	19,500	734,370
Vistra Corp.	99,058	1,837,526

		5,665,292

Insurance — 1.8%
Ambac Financial Group, Inc.*	13,425	210,235
American Equity Investment Life Holding Co.	45,800	1,480,256
Argo Group International Holdings Ltd.	22,025	1,141,556
CNO Financial Group, Inc.	43,875	1,036,327
First American Financial Corp.	19,050	1,187,767
Hanover Insurance Group, Inc. (The)	40,256	5,460,324
Heritage Insurance Holdings, Inc.	27,900	239,382
Horace Mann Educators Corp.	8,400	314,328
Kemper Corp.	35,733	2,640,669
ProAssurance Corp.	16,900	384,475
Selective Insurance Group, Inc.	4,100	332,715
Stewart Information Services Corp.	25,600	1,451,264
United Insurance Holdings Corp.	20,475	116,708

		15,996,006

Interactive Media & Services — 0.5%
Cars.com, Inc.*	116,900	1,675,177
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	644,100	2,621,487

		4,296,664

Internet & Direct Marketing Retail — 0.1%
Overstock.com, Inc.*(a)	9,200	848,240

IT Services — 1.3%
BM Technologies, Inc. (original cost $239,459; purchased 02/11/19 - 12/11/20)*^(f)	19,334	228,193
ExlService Holdings, Inc.*	33,263	3,534,526
Marathon Digital Holdings, Inc.*	67,800	2,126,886

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Rackspace Technology, Inc.*(a)	184,629	$3,620,575
StarTek, Inc.*	119,000	848,470
Unisys Corp.*	50,800	1,285,748

		11,644,398

Leisure Products — 0.6%
Callaway Golf Co.*	56,397	1,902,271
Vista Outdoor, Inc.*	64,835	3,000,564

		4,902,835

Machinery — 4.6%
Altra Industrial Motion Corp.	79,405	5,162,913
Barnes Group, Inc.	21,600	1,107,000
CIRCOR International, Inc.*	59,240	1,931,224
Columbus McKinnon Corp.	18,475	891,234
Enerpac Tool Group Corp.	86,764	2,309,658
EnPro Industries, Inc.	50,288	4,885,479
Hillenbrand, Inc.	37,599	1,657,364
ITT, Inc.	64,206	5,880,628
Manitowoc Co., Inc. (The)*	40,925	1,002,662
Meritor, Inc.*	54,900	1,285,758
Mueller Industries, Inc.	2,950	127,765
Navistar International Corp.*	7,875	350,437
REV Group, Inc.	38,800	608,772
Rexnord Corp.	48,563	2,430,093
SPX FLOW, Inc.	50,742	3,310,408
Standex International Corp.	38,319	3,636,856
Terex Corp.	75,675	3,603,643
Wabash National Corp.	17,600	281,600

		40,463,494

Marine — 0.2%
Costamare, Inc. (Monaco)	165,425	1,953,669

Media — 1.8%
AMC Networks, Inc. (Class A Stock)*	18,150	1,212,420
EW Scripps Co. (The) (Class A Stock)(a)	102,025	2,080,290
Gray Television, Inc.	51,975	1,216,215
Magnite, Inc.*(a)	52,000	1,759,680
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	66,091	2,195,543
TEGNA, Inc.	400,430	7,512,067

		15,976,215

Metals & Mining — 1.2%
Alcoa Corp.*	29,900	1,101,516
Allegheny Technologies, Inc.*(a)	47,500	990,375
Arconic Corp.*	58,800	2,094,456
Cleveland-Cliffs, Inc.*(a)	42,800	922,768
Commercial Metals Co.(a)	40,342	1,239,306
Hecla Mining Co.	37,400	278,256
Kaiser Aluminum Corp.	10,700	1,321,343
SunCoke Energy, Inc.	160,875	1,148,647
United States Steel Corp.(a)	13,700	328,800
Warrior Met Coal, Inc.	59,925	1,030,710
Worthington Industries, Inc.	4,975	304,371

		10,760,548

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Apollo Commercial Real Estate Finance, Inc.	30,550	$487,273
Ares Commercial Real Estate Corp.	51,800	760,942
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	46,900	1,495,641
BrightSpire Capital, Inc.	11,750	110,450
Chimera Investment Corp.	389,920	5,872,195
Dynex Capital, Inc.	105,252	1,964,002
Ellington Financial, Inc.	59,350	1,136,552
Granite Point Mortgage Trust, Inc.	16,900	249,275
Great Ajax Corp.(a)	6,200	80,476
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(a)	28,900	1,622,735
KKR Real Estate Finance Trust, Inc.(a)	47,825	1,034,455
Ladder Capital Corp.	117,950	1,361,143
MFA Financial, Inc.	89,500	410,805
New York Mortgage Trust, Inc.	50,700	226,629
PennyMac Mortgage Investment Trust	46,875	987,188
Ready Capital Corp.	55,200	876,024
Redwood Trust, Inc.	172,525	2,082,377
TPG RE Finance Trust, Inc.	63,800	858,110
Two Harbors Investment Corp.(a)	36,500	275,940

		21,892,212

Multiline Retail — 0.6%
Big Lots, Inc.(a)	20,900	1,379,609
Dillard’s, Inc. (Class A Stock)(a)	3,200	578,816
Macy’s, Inc.*(a)	187,300	3,551,208

		5,509,633

Multi-Utilities — 0.5%
Black Hills Corp.(a)	54,305	3,564,037
NorthWestern Corp.	9,725	585,640

		4,149,677

Oil, Gas & Consumable Fuels — 2.9%
Antero Resources Corp.*(a)	159,000	2,389,770
Arch Resources, Inc.*(a)	17,300	985,754
Berry Corp.	157,325	1,057,224
CNX Resources Corp.*(a)	34,900	476,734
CVR Energy, Inc.	59,650	1,071,314
Delek US Holdings, Inc.	30,606	661,702
Falcon Minerals Corp.	91,800	466,344
Green Plains, Inc.*	47,100	1,583,502
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	91,725	1,433,662
Matador Resources Co.(a)	25,000	900,250
Ovintiv, Inc.	145,500	4,578,885
Par Pacific Holdings, Inc.*	16,550	278,371
PBF Energy, Inc. (Class A Stock)*	15,800	241,740
PDC Energy, Inc.	152,318	6,974,641
Range Resources Corp.*	59,600	998,896
Renewable Energy Group, Inc.*	6,900	430,146
REX American Resources Corp.*	2,500	225,450
Southwestern Energy Co.*	158,800	900,396

		25,654,781

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products — 0.5%
Domtar Corp.*	27,200	$1,494,912
Glatfelter Corp.	14,765	206,267
Louisiana-Pacific Corp.	7,200	434,088
Neenah, Inc.	8,900	446,513
Schweitzer-Mauduit International, Inc.	32,272	1,303,143
Verso Corp. (Class A Stock)	35,725	632,333

		4,517,256

Personal Products — 0.4%
BellRing Brands, Inc. (Class A Stock)*	50,000	1,567,000
Edgewell Personal Care Co.(a)	34,450	1,512,355
Honest Co., Inc. (The)*(a)	34,267	554,783

		3,634,138

Pharmaceuticals — 1.5%
ANI Pharmaceuticals, Inc.*	22,500	788,625
Endo International PLC*	590,050	2,761,434
Kala Pharmaceuticals, Inc.*(a)	36,750	194,775
Lannett Co., Inc.*	219,147	1,023,417
NGM Biopharmaceuticals, Inc.*	64,700	1,275,884
Prestige Consumer Healthcare, Inc.*	90,813	4,731,357
Revance Therapeutics, Inc.*	24,000	711,360
WaVe Life Sciences Ltd.*	76,900	512,154
Zogenix, Inc.*	76,375	1,319,760

		13,318,766

Professional Services — 3.2%
Barrett Business Services, Inc.	7,600	551,836
CACI International, Inc. (Class A Stock)*	14,635	3,733,681
Heidrick & Struggles International, Inc.	79,675	3,549,521
Huron Consulting Group, Inc.*	61,912	3,042,975
KBR, Inc.	96,650	3,687,198
Kelly Services, Inc. (Class A Stock)*	141,787	3,398,634
Korn Ferry	118,388	8,589,049
TrueBlue, Inc.*	61,225	1,721,035

		28,273,929

Real Estate Management & Development — 1.1%
Newmark Group, Inc. (Class A Stock)	572,078	6,870,657
Realogy Holdings Corp.*	129,475	2,359,034

		9,229,691

Road & Rail — 0.5%
ArcBest Corp.	61,528	3,580,314
Werner Enterprises, Inc.	16,800	747,936

		4,328,250

Semiconductors & Semiconductor Equipment — 1.0%
Alpha & Omega Semiconductor Ltd.*	17,200	522,708
Amkor Technology, Inc.	29,700	702,999
MACOM Technology Solutions Holdings, Inc.*	43,889	2,812,407
Photronics, Inc.*	67,850	896,299
SunPower Corp.*(a)	107,400	3,138,228
Veeco Instruments, Inc.*	33,400	802,936

		8,875,577

	Shares	Value
COMMON STOCKS (continued)
Software — 0.7%
Alkami Technology, Inc.*(a)	16,657	$594,155
Cerence, Inc.*(a)	31,200	3,329,352
Verint Systems, Inc.*(a)	13,475	607,318
Xperi Holding Corp.	79,300	1,763,632

		6,294,457

Specialty Retail — 2.2%
Aaron’s Co., Inc. (The)	10,650	340,693
Abercrombie & Fitch Co. (Class A Stock)*(a)	36,400	1,690,052
American Eagle Outfitters, Inc.(a)	115,947	4,351,491
Bed Bath & Beyond, Inc.*(a)	45,700	1,521,353
Conn’s, Inc.*	12,900	328,950
Genesco, Inc.*	12,300	783,264
Murphy USA, Inc.	39,865	5,316,795
ODP Corp. (The)*	10,087	484,277
Rent-A-Center, Inc.	11,125	590,404
Signet Jewelers Ltd.*(a)	21,225	1,714,768
Urban Outfitters, Inc.*	48,728	2,008,568
Zumiez, Inc.*(a)	6,156	301,582

		19,432,197

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.*(a)	26,900	1,075,193
Diebold Nixdorf, Inc.*(a)	144,350	1,853,454
Super Micro Computer, Inc.*	29,100	1,023,738

		3,952,385

Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.(a)	17,923	1,849,116
Deckers Outdoor Corp.*	6,750	2,592,473
G-III Apparel Group Ltd.*	43,400	1,426,124
Kontoor Brands, Inc.	30,400	1,714,864
Oxford Industries, Inc.	23,404	2,313,251
Steven Madden Ltd.	63,032	2,758,280

		12,654,108

Thrifts & Mortgage Finance — 3.4%
Bridgewater Bancshares, Inc.*	46,100	744,515
Essent Group Ltd.	65,950	2,964,452
Flagstar Bancorp, Inc.	82,350	3,480,934
FS Bancorp, Inc.	3,950	281,517
HomeStreet, Inc.	16,275	663,044
Kearny Financial Corp.	67,000	800,650
Luther Burbank Corp.	36,725	435,559
Meta Financial Group, Inc.	32,800	1,660,664
MGIC Investment Corp.	489,843	6,661,865
Mr. Cooper Group, Inc.*	81,750	2,702,655
NMI Holdings, Inc. (Class A Stock)*	32,800	737,344
Premier Financial Corp.	10,100	286,941
Provident Bancorp, Inc.	43,900	716,009
Provident Financial Services, Inc.	143,435	3,283,227
Radian Group, Inc.	113,550	2,526,487
Walker & Dunlop, Inc.	18,125	1,891,887
WSFS Financial Corp.	3,525	164,230

		30,001,980

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.*	35,950	$1,914,338
Boise Cascade Co.	13,800	805,230
CAI International, Inc.	21,100	1,181,600
DXP Enterprises, Inc.*	12,700	422,910
GMS, Inc.*	82,000	3,947,480
MRC Global, Inc.*	72,375	680,325
NOW, Inc.*	202,425	1,921,013
Rush Enterprises, Inc. (Class A Stock)	27,312	1,180,971
Veritiv Corp.*	14,250	875,235
WESCO International, Inc.*	31,200	3,207,984

		16,137,086

TOTAL COMMON STOCKS (cost $637,322,261)		849,749,552

EXCHANGE-TRADED FUND — 0.5%
SPDR S&P Regional Banking ETF(a) (cost $3,345,148)	58,159	3,811,159

TOTAL LONG-TERM INVESTMENTS (cost $640,667,409)		853,560,711

SHORT-TERM INVESTMENTS — 15.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	15,853,446	15,853,446
PGIM Institutional Money Market Fund (cost $121,183,804; includes $121,175,547 of cash collateral for securities on loan)(b)(wa)	121,251,371	121,178,620

TOTAL SHORT-TERM INVESTMENTS (cost $137,037,250)		137,032,066

TOTAL INVESTMENTS—113.1% (cost $777,704,659)		990,592,777
Liabilities in excess of other assets(z) — (13.1)%		(114,848,914)

NET ASSETS — 100.0%		$875,743,863

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $228,193 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,786,190; cash collateral of $121,175,547 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $239,459. The aggregate value of $228,193 is 0.0% of net assets.

(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
160	Russell 2000 E-Mini Index	Sep. 2021	$18,462,400	$228,075

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$1,167,000	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,872,901	$—	$—
Air Freight & Logistics	4,824,826	—	—
Airlines	2,270,881	—	—
Auto Components	14,578,064	—	—
Banks	122,420,952	—	—
Beverages	2,552,463	—	—
Biotechnology	27,132,000	—	—
Building Products	8,283,742	—	—
Capital Markets	14,043,432	—	—
Chemicals	30,541,994	—	—
Commercial Services & Supplies	20,185,440	—	—
Communications Equipment	9,555,284	—	—
Construction & Engineering	16,142,833	—	—
Construction Materials	362,440	—	—
Consumer Finance	5,569,500	—	—
Containers & Packaging	6,296,748	—	—
Diversified Consumer Services	1,498,121	—	—
Diversified Financial Services	446,665	—	—
Diversified Telecommunication Services	5,080,966	—	—
Electric Utilities	16,775,550	—	—
Electrical Equipment	8,228,044	—	—
Electronic Equipment, Instruments & Components	20,000,117	—	—
Energy Equipment & Services	14,796,876	—	—
Entertainment	6,592,348	—	—
Equity Real Estate Investment Trusts (REITs)	60,762,026	—	—
Food & Staples Retailing	6,662,368	—	—
Food Products	27,727,038	—	—
Gas Utilities	13,691,273	—	—
Health Care Equipment & Supplies	12,523,480	—	—
Health Care Providers & Services	16,625,788	—	—
Health Care Technology	2,072,091	—	—
Hotels, Restaurants & Leisure	3,872,474	—	—
Household Durables	2,431,237	—	—
Household Products	5,966,106	—	—
Independent Power & Renewable Electricity Producers	5,665,292	—	—
Insurance	15,996,006	—	—
Interactive Media & Services	4,296,664	—	—
Internet & Direct Marketing Retail	848,240	—	—
IT Services	11,416,205	—	228,193
Leisure Products	4,902,835	—	—
Machinery	40,463,494	—	—
Marine	1,953,669	—	—
Media	15,976,215	—	—
Metals & Mining	10,760,548	—	—
Mortgage Real Estate Investment Trusts (REITs)	21,892,212	—	—
Multiline Retail	5,509,633	—	—
Multi-Utilities	4,149,677	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$25,654,781	$—	$—
Paper & Forest Products	4,517,256	—	—
Personal Products	3,634,138	—	—
Pharmaceuticals	13,318,766	—	—
Professional Services	28,273,929	—	—
Real Estate Management & Development	9,229,691	—	—
Road & Rail	4,328,250	—	—
Semiconductors & Semiconductor Equipment	8,875,577	—	—
Software	6,294,457	—	—
Specialty Retail	19,432,197	—	—
Technology Hardware, Storage & Peripherals	3,952,385	—	—
Textiles, Apparel & Luxury Goods	12,654,108	—	—
Thrifts & Mortgage Finance	30,001,980	—	—
Trading Companies & Distributors	16,137,086	—	—
Exchange-Traded Fund	3,811,159	—	—
Short-Term Investments
Affiliated Mutual Funds	137,032,066	—	—

Total	$990,364,584	$—	$228,193

Other Financial Instruments*
Assets
Futures Contracts	$228,075	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (13.8% represents investments purchased with collateral from securities on loan)	15.6%
Banks	14.0
Equity Real Estate Investment Trusts (REITs)	6.9
Machinery	4.6
Chemicals	3.5
Thrifts & Mortgage Finance	3.4
Professional Services	3.2
Food Products	3.2
Biotechnology	3.1
Oil, Gas & Consumable Fuels	2.9
Mortgage Real Estate Investment Trusts (REITs)	2.5
Commercial Services & Supplies	2.3
Electronic Equipment, Instruments & Components	2.3
Specialty Retail	2.2
Electric Utilities	1.9
Health Care Providers & Services	1.9
Construction & Engineering	1.8
Trading Companies & Distributors	1.8
Insurance	1.8
Media	1.8
Energy Equipment & Services	1.7
Auto Components	1.7
Capital Markets	1.6
Gas Utilities	1.6

Pharmaceuticals	1.5%
Textiles, Apparel & Luxury Goods	1.4
Health Care Equipment & Supplies	1.4
IT Services	1.3
Metals & Mining	1.2
Communications Equipment	1.1
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	1.0
Aerospace & Defense	1.0
Building Products	1.0
Electrical Equipment	0.9
Food & Staples Retailing	0.8
Entertainment	0.8
Containers & Packaging	0.7
Software	0.7
Household Products	0.7
Independent Power & Renewable Electricity Producers	0.7
Consumer Finance	0.6
Multiline Retail	0.6
Diversified Telecommunication Services	0.6
Leisure Products	0.6
Air Freight & Logistics	0.6
Paper & Forest Products	0.5
Road & Rail	0.5
Interactive Media & Services	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Multi-Utilities	0.5%
Technology Hardware, Storage & Peripherals	0.5
Exchange-Traded Fund	0.5
Hotels, Restaurants & Leisure	0.4
Personal Products	0.4
Beverages	0.3
Household Durables	0.3
Airlines	0.3
Health Care Technology	0.2
Marine	0.2

Diversified Consumer Services	0.2%
Internet & Direct Marketing Retail	0.1
Diversified Financial Services	0.1
Construction Materials	0.0 *

113.1
Liabilities in excess of other assets	(13.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$228,075	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,919,304

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(142,308)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$13,042,183

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$118,786,190	$(118,786,190)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $118,786,190:
Unaffiliated investments (cost $640,667,409)	$853,560,711
Affiliated investments (cost $137,037,250)	137,032,066
Cash	21
Receivable for investments sold	6,338,703
Deposit with broker for centrally cleared/exchange-traded derivatives	1,167,000
Dividends receivable	976,586
Due from broker-variation margin futures	25,600
Tax reclaim receivable	7,050
Receivable from affiliate	243
Prepaid expenses and other assets	3,741

Total Assets	999,111,721

LIABILITIES
Payable to broker for collateral for securities on loan	121,175,547
Payable for investments purchased	1,271,546
Payable for Portfolio shares purchased	433,884
Management fee payable	348,294
Accrued expenses and other liabilities	94,517
Distribution fee payable	36,362
Payable to affiliate	7,275
Affiliated transfer agent fee payable	433

Total Liabilities	123,367,858

NET ASSETS	$875,743,863

Net assets were comprised of:
Partners’ Equity	$875,743,863

Net asset value and redemption price per share, $875,743,863 / 23,906,737 outstanding shares of beneficial interest	$36.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,333 foreign withholding tax, of which $488 is reimbursable by an affiliate)	$5,766,871
Income from securities lending, net (including affiliated income of $34,698)	121,795
Affiliated dividend income	9,478

Total income	5,898,144

EXPENSES
Management fee	3,184,321
Distribution fee	1,105,857
Custodian and accounting fees	75,439
Audit fee	13,595
Trustees’ fees	9,326
Legal fees and expenses	9,051
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,992
Miscellaneous	15,711

Total expenses	4,419,889
Less: Fee waiver and/or expense reimbursement	(3,389)

Net expenses	4,416,500

NET INVESTMENT INCOME (LOSS)	1,481,644

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(16,053))	121,651,022
Futures transactions	2,919,304

124,570,326

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,098)	69,317,753
Futures	(142,308)

69,175,445

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	193,745,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$195,227,415

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,481,644	$4,603,971
Net realized gain (loss) on investment transactions	124,570,326	(85,348,107)
Net change in unrealized appreciation (depreciation) on investments	69,175,445	83,356,563

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	195,227,415	2,612,427

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,473,001 and 17,658,383 shares, respectively]	86,538,249	381,919,005
Portfolio shares purchased [5,003,920 and 16,233,565 shares, respectively]	(178,460,098)	(336,687,775)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(91,921,849)	45,231,230

TOTAL INCREASE (DECREASE)	103,305,566	47,843,657
NET ASSETS:
Beginning of period	772,438,297	724,594,640

End of period	$875,743,863	$772,438,297

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.8%

COMMON STOCKS
Auto Components — 1.4%
Aptiv PLC*	246,833	$38,834,236

Biotechnology — 1.4%
Incyte Corp.*(a)	168,479	14,174,138
Vertex Pharmaceuticals, Inc.*	122,680	24,735,969

		38,910,107

Capital Markets — 1.6%
Charles Schwab Corp. (The)	173,311	12,618,774
MarketAxess Holdings, Inc.	10,118	4,690,604
S&P Global, Inc.	45,149	18,531,407
XP, Inc. (Brazil) (Class A Stock)*	168,155	7,323,150

		43,163,935

Electric Utilities — 0.2%
NextEra Energy, Inc.	75,103	5,503,548

Entertainment — 4.1%
Live Nation Entertainment, Inc.*	135,213	11,843,307
Netflix, Inc.*	108,144	57,122,742
Sea Ltd. (Taiwan), ADR*(a)	36,100	9,913,060
Spotify Technology SA*	123,651	34,076,979

		112,956,088

Health Care Equipment & Supplies — 4.5%
Becton, Dickinson & Co.	77,169	18,766,729
Intuitive Surgical, Inc.*	56,024	51,521,911
Stryker Corp.	205,159	53,285,947

		123,574,587

Health Care Providers & Services — 6.9%
Anthem, Inc.	37,172	14,192,270
Centene Corp.*	189,910	13,850,136
Cigna Corp.	245,355	58,166,310
HCA Healthcare, Inc.	131,034	27,089,969
Humana, Inc.	51,763	22,916,515
UnitedHealth Group, Inc.	138,154	55,322,388

		191,537,588

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.*	12,166	26,620,303
Chipotle Mexican Grill, Inc.*	10,648	16,508,020
DraftKings, Inc. (Class A Stock)*(a)	268,797	14,023,140

		57,151,463

Interactive Media & Services — 23.0%
Alphabet, Inc. (Class A Stock)*	73,744	180,067,362
Alphabet, Inc. (Class C Stock)*	29,348	73,555,479
Facebook, Inc. (Class A Stock)*	521,132	181,202,808
IAC/InterActiveCorp*	106,017	16,344,641
Match Group, Inc.*	180,350	29,081,437
Pinterest, Inc. (Class A Stock)*	189,107	14,929,998
Snap, Inc. (Class A Stock)*	1,148,928	78,287,954
Tencent Holdings Ltd. (China), ADR(a)	714,497	53,801,624
Vimeo, Inc.*	211,410	10,359,090

		637,630,393

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail — 10.8%
Alibaba Group Holding Ltd. (China), ADR*	188,873	$42,832,619
Amazon.com, Inc.*	67,832	233,352,933
Coupang, Inc. (South Korea)*(a)	175,518	7,340,163
DoorDash, Inc. (Class A Stock)*(a)	25,675	4,578,623
Farfetch Ltd. (United Kingdom) (Class A Stock)*	238,943	12,033,169

		300,137,507

IT Services — 10.3%
Affirm Holdings, Inc.*(a)	11,323	762,604
Fidelity National Information Services, Inc.	102,062	14,459,124
Global Payments, Inc.	446,249	83,689,537
MongoDB, Inc.*(a)	43,971	15,896,396
PayPal Holdings, Inc.*	198,153	57,757,636
Shopify, Inc. (Canada) (Class A Stock)*	3,606	5,268,294
Snowflake, Inc. (Class A Stock)*(a)	8,694	2,102,209
Visa, Inc. (Class A Stock)(a)	451,050	105,464,511

		285,400,311

Life Sciences Tools & Services — 0.9%
Avantor, Inc.*	683,345	24,265,581

Machinery — 0.8%
Ingersoll Rand, Inc.*	480,338	23,445,298

Multiline Retail — 1.4%
Dollar General Corp.	183,112	39,623,606

Professional Services — 0.6%
CoStar Group, Inc.*(a)	207,980	17,224,904

Road & Rail — 0.2%
Norfolk Southern Corp.	24,309	6,451,852

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*(a)	182,606	17,152,181
ASML Holding NV (Netherlands)	75,665	52,272,409

		69,424,590

Software — 18.9%
Fortinet, Inc.*	131,782	31,389,155
Intuit, Inc.	173,189	84,892,052
Microsoft Corp.	810,967	219,690,960
salesforce.com, Inc.*	322,749	78,837,898
ServiceNow, Inc.*	62,213	34,189,154
Splunk, Inc.*	173,584	25,096,775
Synopsys, Inc.*	84,787	23,383,407
Workday, Inc. (Class A Stock)*	32,873	7,848,100
Zoom Video Communications, Inc. (Class A Stock)*	48,738	18,863,068

		524,190,569

Specialty Retail — 2.6%
Carvana Co.*(a)	76,660	23,137,521
Ross Stores, Inc.	395,247	49,010,628

		72,148,149

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	853,997	116,963,429

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.*	54,321	$19,825,535
NIKE, Inc. (Class B Stock)	118,378	18,288,217

		38,113,752

TOTAL LONG-TERM INVESTMENTS (cost $1,529,014,632)		2,766,651,493

SHORT-TERM INVESTMENTS — 7.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	8,397,448	8,397,448
PGIM Institutional Money Market Fund (cost $191,214,160; includes $191,202,296 of cash collateral for securities on loan)(b)(wa)	191,318,589	191,203,797

TOTAL SHORT-TERM INVESTMENTS (cost $199,611,608)		199,601,245

TOTAL INVESTMENTS—107.0% (cost $1,728,626,240)		2,966,252,738
Liabilities in excess of other assets — (7.0)%		(193,439,173)

NET ASSETS — 100.0%		$2,772,813,565

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $184,981,901; cash collateral of $191,202,296 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Auto Components	$38,834,236	$—	$—
Biotechnology	38,910,107	—	—
Capital Markets	43,163,935	—	—
Electric Utilities	5,503,548	—	—
Entertainment	112,956,088	—	—
Health Care Equipment & Supplies	123,574,587	—	—
Health Care Providers & Services	191,537,588	—	—
Hotels, Restaurants & Leisure	57,151,463	—	—
Interactive Media & Services	637,630,393	—	—
Internet & Direct Marketing Retail	300,137,507	—	—
IT Services	285,400,311	—	—
Life Sciences Tools & Services	24,265,581	—	—
Machinery	23,445,298	—	—
Multiline Retail	39,623,606	—	—
Professional Services	17,224,904	—	—
Road & Rail	6,451,852	—	—
Semiconductors & Semiconductor Equipment	69,424,590	—	—
Software	524,190,569	—	—
Specialty Retail	72,148,149	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$116,963,429	$—	$—
Textiles, Apparel & Luxury Goods	38,113,752	—	—
Short-Term Investments
Affiliated Mutual Funds	199,601,245	—	—

Total	$2,966,252,738	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Interactive Media & Services	23.0%
Software	18.9
Internet & Direct Marketing Retail	10.8
IT Services	10.3
Affiliated Mutual Funds (6.9% represents investments purchased with collateral from securities on loan)	7.2
Health Care Providers & Services	6.9
Health Care Equipment & Supplies	4.5
Technology Hardware, Storage & Peripherals	4.2
Entertainment	4.1
Specialty Retail	2.6
Semiconductors & Semiconductor Equipment	2.5
Hotels, Restaurants & Leisure	2.1
Capital Markets	1.6

Multiline Retail	1.4%
Biotechnology	1.4
Auto Components	1.4
Textiles, Apparel & Luxury Goods	1.4
Life Sciences Tools & Services	0.9
Machinery	0.8
Professional Services	0.6
Road & Rail	0.2
Electric Utilities	0.2

107.0
Liabilities in excess of other assets	(7.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$184,981,901	$(184,981,901)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $184,981,901:
Unaffiliated investments (cost $1,529,014,632)	$2,766,651,493
Affiliated investments (cost $199,611,608)	199,601,245
Receivable for investments sold	5,771,293
Dividends receivable	217,334
Tax reclaim receivable	135,076
Prepaid expenses	5,503

Total Assets	2,972,381,944

LIABILITIES
Payable to broker for collateral for securities on loan	191,202,296
Payable for investments purchased	4,421,420
Payable for Portfolio shares purchased	2,780,186
Management fee payable	777,369
Accrued expenses and other liabilities	137,701
Payable to affiliate	135,076
Distribution fee payable	113,898
Affiliated transfer agent fee payable	433

Total Liabilities	199,568,379

NET ASSETS	$2,772,813,565

Net assets were comprised of:
Partners’ Equity	$2,772,813,565

Net asset value and redemption price per share, $2,772,813,565 / 38,087,946 outstanding shares of beneficial interest	$72.80

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $29,043 foreign withholding tax)	$6,054,133
Income from securities lending, net (including affiliated income of $69,968)	87,051
Affiliated dividend income	11,333

Total income	6,152,517

EXPENSES
Management fee	11,486,212
Distribution fee	4,280,249
Custodian and accounting fees	94,699
Trustees’ fees	25,745
Legal fees and expenses	14,980
Audit fee	12,793
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,595
Shareholders’ reports	2,436
Miscellaneous	36,403

Total expenses	15,957,112
Less: Fee waiver and/or expense reimbursement	(836,720)

Net expenses	15,120,392

NET INVESTMENT INCOME (LOSS)	(8,967,875)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(24,696))	204,487,945
In-kind redemption	486,005,918

690,493,863

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $128)	(296,399,185)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	394,094,678

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$385,126,803

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(8,967,875)	$(13,136,322)
Net realized gain (loss) on investment transactions	690,493,863	432,340,184
Net change in unrealized appreciation (depreciation) on investments	(296,399,185)	507,180,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	385,126,803	926,384,818

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [931,523 and 21,712,781 shares, respectively]	62,267,719	1,031,189,962
Portfolio shares purchased [18,531,368 and 29,700,347 shares, respectively]	(1,267,638,649)	(1,303,210,109)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,205,370,930)	(272,020,147)

TOTAL INCREASE (DECREASE)	(820,244,127)	654,364,671
NET ASSETS:
Beginning of period	3,593,057,692	2,938,693,021

End of period	$2,772,813,565	$3,593,057,692

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS — 98.3%
Aerospace & Defense — 0.7%
Boeing Co. (The)*	49,915	$11,957,637

Air Freight & Logistics — 2.9%
United Parcel Service, Inc. (Class B Stock)	234,897	48,851,529

Airlines — 0.8%
Southwest Airlines Co.*	236,661	12,564,333

Auto Components — 1.1%
Magna International, Inc. (Canada)	206,747	19,153,042

Banks — 9.2%
Bank of America Corp.	695,047	28,656,788
Fifth Third Bancorp	717,534	27,431,325
Huntington Bancshares, Inc.	363,800	5,191,426
JPMorgan Chase & Co.	116,128	18,062,549
Signature Bank	57,586	14,146,001
Wells Fargo & Co.	1,328,750	60,179,087

		153,667,176

Beverages — 0.8%
Coca-Cola Co. (The)	250,588	13,559,317

Biotechnology — 1.8%
AbbVie, Inc.	208,569	23,493,212
Gilead Sciences, Inc.	92,539	6,372,236

		29,865,448

Building Products — 0.2%
Fortune Brands Home & Security, Inc.	38,194	3,804,504

Capital Markets — 5.2%
Charles Schwab Corp. (The)	402,217	29,285,420
Goldman Sachs Group, Inc. (The)	44,469	16,877,319
Morgan Stanley	413,455	37,909,689
State Street Corp.	30,660	2,522,705

		86,595,133

Chemicals — 2.4%
CF Industries Holdings, Inc.	411,984	21,196,577
International Flavors & Fragrances, Inc.	132,177	19,747,244

		40,943,821

Commercial Services & Supplies — 0.5%
Stericycle, Inc.*	104,278	7,461,091

Communications Equipment — 1.0%
Cisco Systems, Inc.	305,462	16,189,486

Containers & Packaging — 2.4%
International Paper Co.	662,010	40,587,833

Diversified Financial Services — 1.0%
Equitable Holdings, Inc.	554,143	16,873,654

Electric Utilities — 4.4%
Edison International	139,535	8,067,914
Entergy Corp.	122,387	12,201,984
NextEra Energy, Inc.	216,300	15,850,464
Southern Co. (The)	626,815	37,928,575

		74,048,937

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	40,451	$11,569,795

Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity Ltd.	104,405	14,116,600

Entertainment — 1.1%
Walt Disney Co. (The)*	105,310	18,510,339

Equity Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	57,532	12,006,353
Welltower, Inc.	170,374	14,158,079
Weyerhaeuser Co.	770,876	26,533,552

		52,697,984

Food & Staples Retailing — 0.9%
Walmart, Inc.	108,456	15,294,465

Food Products — 2.9%
Bunge Ltd.	157,693	12,323,708
Conagra Brands, Inc.(a)	421,764	15,343,774
Tyson Foods, Inc. (Class A Stock)	281,829	20,787,707

		48,455,189

Health Care Equipment & Supplies — 5.1%
Becton, Dickinson & Co.	96,991	23,587,241
Hologic, Inc.*	192,141	12,819,647
Medtronic PLC	249,597	30,982,476
Zimmer Biomet Holdings, Inc.	111,458	17,924,676

		85,314,040

Health Care Providers & Services — 3.0%
Anthem, Inc.	64,583	24,657,790
Cigna Corp.	22,356	5,299,937
CVS Health Corp.	248,885	20,766,964

		50,724,691

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.*	213,266	11,236,986

Household Products — 0.9%
Kimberly-Clark Corp.	109,710	14,677,004

Industrial Conglomerates — 3.5%
General Electric Co.	4,307,701	57,981,655

Insurance — 7.5%
American International Group, Inc.	854,140	40,657,064
Chubb Ltd.	208,310	33,108,791
Marsh & McLennan Cos., Inc.	136,522	19,205,915
MetLife, Inc.	553,624	33,134,397

		126,106,167

Interactive Media & Services — 0.8%
Alphabet, Inc. (Class C Stock)*	5,299	13,280,990

IT Services — 0.7%
Fiserv, Inc.*	101,207	10,818,016

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	23,438	11,823,768

Machinery — 2.4%
Caterpillar, Inc.	66,274	14,423,211
Cummins, Inc.	52,380	12,770,768

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Illinois Tool Works, Inc.	61,201	$13,682,095

		40,876,074

Media — 2.8%
Comcast Corp. (Class A Stock)	413,015	23,550,115
Fox Corp. (Class B Stock)	271,486	9,556,307
News Corp. (Class A Stock)	565,153	14,563,993

		47,670,415

Multiline Retail — 0.5%
Kohl’s Corp.(a)	160,724	8,857,500

Multi-Utilities — 2.2%
Ameren Corp.	189,805	15,191,992
Sempra Energy	158,011	20,933,297

		36,125,289

Oil, Gas & Consumable Fuels — 6.1%
ConocoPhillips	351,789	21,423,950
Exxon Mobil Corp.	320,458	20,214,491
Pioneer Natural Resources Co.	63,023	10,242,498
TC Energy Corp. (Canada)(a)	270,010	13,370,895
TotalEnergies SE (France), ADR(a)	817,002	36,977,510

		102,229,344

Pharmaceuticals — 4.8%
Elanco Animal Health, Inc.*	442,864	15,362,952
Johnson & Johnson	154,291	25,417,899
Merck & Co., Inc.	201,881	15,700,285
Perrigo Co. PLC(a)	218,950	10,038,858
Pfizer, Inc.	366,259	14,342,703

		80,862,697

Professional Services — 0.5%
Nielsen Holdings PLC	356,036	8,783,408

Semiconductors & Semiconductor Equipment — 6.3%
Applied Materials, Inc.	247,320	35,218,368
NXP Semiconductors NV (China)	66,712	13,723,993
QUALCOMM, Inc.	219,066	31,311,103
Texas Instruments, Inc.	130,124	25,022,845

		105,276,309

Software — 3.2%
Citrix Systems, Inc.	126,717	14,860,103
Microsoft Corp.	144,241	39,074,887

		53,934,990

Specialty Retail — 1.3%
TJX Cos., Inc. (The)	334,492	22,551,451

Tobacco — 1.4%
Philip Morris International, Inc.	236,975	23,486,592

TOTAL COMMON STOCKS (cost $1,215,352,093)		1,649,384,699

PREFERRED STOCKS — 0.8%
Electric Utilities — 0.4%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	120,303	6,090,941

	Shares	Value

PREFERRED STOCKS (continued)
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	69,131	$3,699,200

Multi-Utilities — 0.1%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21(a)	22,102	2,183,014

Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23(a)	10,648	571,372

TOTAL PREFERRED STOCKS (cost $11,996,810)		12,544,527

TOTAL LONG-TERM INVESTMENTS (cost $1,227,348,903)		1,661,929,226

SHORT-TERM INVESTMENTS — 2.4%

AFFILIATED MUTUAL FUND — 1.6%
PGIM Institutional Money Market Fund (cost $26,964,397; includes $26,962,264 of cash collateral for securities on loan)(b)(we)	26,980,586	26,964,397

UNAFFILIATED FUND — 0.8%
JPMorgan US Government Money Market Fund, (Capital Shares)	13,779,508	13,779,508

(cost $13,779,508)
TOTAL SHORT-TERM INVESTMENTS (cost $40,743,905)		40,743,905

TOTAL INVESTMENTS—101.5% (cost $1,268,092,808)		1,702,673,131
Liabilities in excess of other assets — (1.5)%		(25,005,086)

NET ASSETS — 100.0%		$1,677,668,045

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,425,066; cash collateral of $26,962,264 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$11,957,637	$—	$—
Air Freight & Logistics	48,851,529	—	—
Airlines	12,564,333	—	—
Auto Components	19,153,042	—	—
Banks	153,667,176	—	—
Beverages	13,559,317	—	—
Biotechnology	29,865,448	—	—
Building Products	3,804,504	—	—
Capital Markets	86,595,133	—	—
Chemicals	40,943,821	—	—
Commercial Services & Supplies	7,461,091	—	—
Communications Equipment	16,189,486	—	—
Containers & Packaging	40,587,833	—	—
Diversified Financial Services	16,873,654	—	—
Electric Utilities	74,048,937	—	—
Electrical Equipment	11,569,795	—	—
Electronic Equipment, Instruments & Components	14,116,600	—	—
Entertainment	18,510,339	—	—
Equity Real Estate Investment Trusts (REITs)	52,697,984	—	—
Food & Staples Retailing	15,294,465	—	—
Food Products	48,455,189	—	—
Health Care Equipment & Supplies	85,314,040	—	—
Health Care Providers & Services	50,724,691	—	—
Hotels, Restaurants & Leisure	11,236,986	—	—
Household Products	14,677,004	—	—
Industrial Conglomerates	57,981,655	—	—
Insurance	126,106,167	—	—
Interactive Media & Services	13,280,990	—	—
IT Services	10,818,016	—	—
Life Sciences Tools & Services	11,823,768	—	—
Machinery	40,876,074	—	—
Media	47,670,415	—	—
Multiline Retail	8,857,500	—	—
Multi-Utilities	36,125,289	—	—
Oil, Gas & Consumable Fuels	102,229,344	—	—
Pharmaceuticals	80,862,697	—	—
Professional Services	8,783,408	—	—
Semiconductors & Semiconductor Equipment	105,276,309	—	—
Software	53,934,990	—	—
Specialty Retail	22,551,451	—	—
Tobacco	23,486,592	—	—
Preferred Stocks
Electric Utilities	6,090,941	—	—
Health Care Equipment & Supplies	3,699,200	—	—
Multi-Utilities	2,183,014	—	—
Pharmaceuticals	571,372	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$26,964,397	$—	$—
Unaffiliated Fund	13,779,508	—	—

Total	$1,702,673,131	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	9.2%
Insurance	7.5
Semiconductors & Semiconductor Equipment	6.3
Oil, Gas & Consumable Fuels	6.1
Health Care Equipment & Supplies	5.3
Capital Markets	5.2
Pharmaceuticals	4.9
Electric Utilities	4.8
Industrial Conglomerates	3.5
Software	3.2
Equity Real Estate Investment Trusts (REITs)	3.1
Health Care Providers & Services	3.0
Air Freight & Logistics	2.9
Food Products	2.9
Media	2.8
Chemicals	2.4
Machinery	2.4
Containers & Packaging	2.4
Multi-Utilities	2.3
Biotechnology	1.8
Affiliated Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	1.6
Tobacco	1.4
Specialty Retail	1.3
Auto Components	1.1

Entertainment	1.1%
Diversified Financial Services	1.0
Communications Equipment	1.0
Food & Staples Retailing	0.9
Household Products	0.9
Electronic Equipment, Instruments & Components	0.8
Unaffiliated Fund	0.8
Beverages	0.8
Interactive Media & Services	0.8
Airlines	0.8
Aerospace & Defense	0.7
Life Sciences Tools & Services	0.7
Electrical Equipment	0.7
Hotels, Restaurants & Leisure	0.7
IT Services	0.7
Multiline Retail	0.5
Professional Services	0.5
Commercial Services & Supplies	0.5
Building Products	0.2

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$26,425,066	$(26,425,066)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $26,425,066:
Unaffiliated investments (cost $1,241,128,411)	$1,675,708,734
Affiliated investments (cost $26,964,397)	26,964,397
Receivable for investments sold	5,580,522
Dividends and interest receivable	2,335,986
Tax reclaim receivable	2,334,707
Receivable for Portfolio shares sold	1,374,711
Prepaid expenses	4,335

Total Assets	1,714,303,392

LIABILITIES
Payable to broker for collateral for securities on loan	26,962,264
Payable for investments purchased	6,918,265
Payable to affiliate	2,121,521
Management fee payable	412,347
Accrued expenses and other liabilities	130,043
Distribution fee payable	68,715
Payable for Portfolio shares purchased	21,759
Affiliated transfer agent fee payable	433

Total Liabilities	36,635,347

NET ASSETS	$1,677,668,045

Net assets were comprised of:
Partners’ Equity	$1,677,668,045

Net asset value and redemption price per share, $1,677,668,045 / 80,940,484 outstanding shares of beneficial interest	$20.73

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $460,784 foreign withholding tax, of which $46,633 is reimbursable by an affiliate)	$29,162,450
Income from securities lending, net (including affiliated income of $22,164)	31,866

Total income	29,194,316

EXPENSES
Management fee	7,890,799
Distribution fee	3,535,718
Custodian and accounting fees	80,936
Trustees’ fees	21,341
Legal fees and expenses	14,292
Audit fee	11,623
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,623
Shareholders’ reports	2,470
Miscellaneous	32,449

Total expenses	11,593,251
Less: Fee waiver and/or expense reimbursement	(187,265)

Net expenses	11,405,986

NET INVESTMENT INCOME (LOSS)	17,788,330

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,141))	130,603,004
In-kind redemption	430,926,506

561,529,510

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,409)	(49,074,405)
Foreign currencies	(764)

(49,075,169)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	512,454,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$530,242,671

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$17,788,330	$51,278,000
Net realized gain (loss) on investment and foreign currency transactions	561,529,510	(252,546,944)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(49,075,169)	220,103,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	530,242,671	18,834,158

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,331,095 and 114,027,171 shares, respectively]	45,024,679	1,579,195,186
Portfolio shares purchased [84,137,129 and 130,654,639 shares, respectively]	(1,758,087,408)	(1,827,260,904)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,713,062,729)	(248,065,718)

TOTAL INCREASE (DECREASE)	(1,182,820,058)	(229,231,560)
NET ASSETS:
Beginning of period	2,860,488,103	3,089,719,663

End of period	$1,677,668,045	$2,860,488,103

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%

COMMON STOCKS — 96.2%
Agricultural & Farm Machinery — 3.0%
AGCO Corp.	36,864	$4,806,328
Deere & Co.	21,328	7,522,599
Lindsay Corp.	26,500	4,379,920
Toro Co. (The)	32,847	3,609,229

		20,318,076

Agricultural Products — 0.8%
Darling Ingredients, Inc.*	76,300	5,150,250

Commodity Chemicals — 0.9%
Westlake Chemical Corp.	64,298	5,792,607

Communications Equipment — 0.2%
Bluescape Opportunities Acquisition Corp., UTS*	124,802	1,301,061

Construction & Engineering — 0.5%
Valmont Industries, Inc.	15,200	3,587,960

Construction Machinery & Heavy Trucks — 4.1%
Alamo Group, Inc.	20,800	3,175,744
Bucher Industries AG (Switzerland)	6,480	3,389,473
Caterpillar, Inc.	36,636	7,973,093
Epiroc AB (Sweden)(Class B Stock)	299,002	5,877,736
Metso Outotec OYJ (Finland)	307,003	3,570,621
Terex Corp.	66,700	3,176,254

		27,162,921

Construction Materials — 1.6%
Imerys SA (France)	68,557	3,208,424
Martin Marietta Materials, Inc.	10,500	3,694,005
Vulcan Materials Co.	21,000	3,655,470

		10,557,899

Copper — 2.9%
Antofagasta PLC (Chile)	144,538	2,892,148
ERO Copper Corp. (Canada)*	258,431	5,422,548
OZ Minerals Ltd. (Australia)	238,176	4,024,815
Southern Copper Corp. (Peru)(a)	104,674	6,732,632

		19,072,143

Diversified Chemicals — 0.6%
Huntsman Corp.	151,992	4,030,828

Diversified Metals & Mining — 5.0%
BHP Group Ltd. (Australia)	361,986	13,257,296
Boliden AB (Sweden)	388,770	14,987,056
IGO Ltd. (Australia)	863,038	4,966,224

		33,210,576

Electric Utilities — 2.3%
Iberdrola SA (Spain)	209,640	2,555,894
IDACORP, Inc.	25,100	2,447,250
NextEra Energy, Inc.	52,399	3,839,799
Terna SPA (Italy)	372,492	2,771,964
Xcel Energy, Inc.	54,421	3,585,255

		15,200,162

Electrical Components & Equipment — 3.5%
Array Technologies, Inc.*(a)	115,625	1,803,750
Emerson Electric Co.	29,500	2,839,080

	Shares	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (cont’d.)
Hubbell, Inc.	22,729	$4,246,686
Legrand SA (France)	36,581	3,876,754
Schneider Electric SE	38,548	6,073,181
Shoals Technologies Group, Inc. (Class A Stock)*(a)	122,234	4,339,307

		23,178,758

Fertilizers & Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	89,069	4,582,600

Forest Products — 1.0%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	251,124	4,117,678
West Fraser Timber Co. Ltd. (Canada)	39,938	2,867,121

		6,984,799

Gold — 1.7%
Franco-Nevada Corp. (Canada)	12,354	1,792,805
Kirkland Lake Gold Ltd. (Canada)	53,675	2,068,453
Northern Star Resources Ltd. (Australia)	387,393	2,850,094
Perseus Mining Ltd. (Australia)*	1,383,201	1,519,178
Wesdome Gold Mines Ltd. (Canada)*	314,657	2,985,129

		11,215,659

Industrial Gases — 5.7%
Air Liquide SA (France)(a)	43,667	7,661,375
Air Products & Chemicals, Inc.	34,760	9,999,757
Linde PLC (United Kingdom)	70,161	20,283,545

		37,944,677

Industrial Machinery — 3.8%
Atlas Copco AB (Sweden) (Class B Stock)	68,543	3,610,347
IMI PLC (United Kingdom)	184,289	4,387,170
Kadant, Inc.	17,902	3,152,363
Sandvik AB (Sweden)	199,284	5,097,519
Timken Co. (The)	41,987	3,383,732
Weir Group PLC (The) (United Kingdom)*	212,130	5,452,476

		25,083,607

Integrated Oil & Gas — 9.0%
Chevron Corp.	122,018	12,780,165
Equinor ASA (Norway)	606,381	12,895,512
Galp Energia SGPS SA (Portugal)	983,036	10,687,017
TotalEnergies SE (France)(a)	518,317	23,477,048

		59,839,742

Metal & Glass Containers — 1.7%
Ball Corp.	62,359	5,052,326
Verallia SA (France), 144A*	167,632	6,232,241

		11,284,567

Multi-Utilities — 2.9%
Ameren Corp.	67,459	5,399,418
CMS Energy Corp.	58,300	3,444,364
Dominion Energy, Inc.	47,200	3,472,504
DTE Energy Co.	28,482	3,691,267

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
WEC Energy Group, Inc.	40,690	$3,619,376

		19,626,929

Oil & Gas Equipment & Services — 2.8%
Cactus, Inc. (Class A Stock)	111,007	4,076,177
ChampionX Corp.*	166,335	4,266,493
Enerflex Ltd. (Canada)	393,629	2,664,204
Halliburton Co.	113,066	2,614,086
Liberty Oilfield Services, Inc. (Class A Stock)*	132,325	1,873,722
Tenaris SA	318,081	3,483,752

		18,978,434

Oil & Gas Exploration & Production — 12.4%
Aker BP ASA (Norway)	177,857	5,714,296
ConocoPhillips	365,590	22,264,431
Devon Energy Corp.	290,768	8,487,518
EOG Resources, Inc.	189,984	15,852,265
Hess Corp.	68,820	6,009,362
Lundin Energy AB (Sweden)	198,125	7,031,473
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	263,592	4,119,943
Parex Resources, Inc. (Canada)*	167,907	2,803,868
Pioneer Natural Resources Co.	64,511	10,484,328

		82,767,484

Oil & Gas Storage & Transportation — 1.6%
Enbridge, Inc. (Canada)(a)	83,423	3,340,257
TC Energy Corp. (Canada)	150,632	7,459,297

		10,799,554

Packaged Foods & Meats — 0.5%
Sanderson Farms, Inc.	16,273	3,058,836

Paper Packaging — 6.7%
Avery Dennison Corp.	36,330	7,638,019
Graphic Packaging Holding Co.	191,992	3,482,735
International Paper Co.	185,798	11,391,275
Mayr Melnhof Karton AG (Austria)	17,148	3,658,009
Packaging Corp. of America	97,067	13,144,813
Westrock Co.	99,267	5,282,990

		44,597,841

Paper Products — 3.6%
Mondi PLC (Austria)	389,595	10,304,063
Stora Enso OYJ (Finland) (Class R Stock)	232,895	4,251,202
UPM-Kymmene OYJ (Finland)	252,332	9,558,992

		24,114,257

Research & Consulting Services — 0.5%
ALS Ltd. (Australia)	328,785	3,223,042

Semiconductor Equipment — 1.5%
Entegris, Inc.	47,498	5,840,829
SUMCO Corp. (Japan)	164,400	4,035,050

		9,875,879

Silver — 0.4%
Pan American Silver Corp. (Canada)	82,800	2,365,596

	Shares	Value
COMMON STOCKS (continued)
Specialty Chemicals — 13.9%
Akzo Nobel NV (Netherlands)	73,527	$9,100,292
Atotech Ltd. (China)*	348,400	8,894,652
Borregaard ASA (Norway)	156,366	3,416,419
Celanese Corp.	21,142	3,205,127
Covestro AG (Germany), 144A	55,625	3,604,353
Croda International PLC (United Kingdom)	57,026	5,846,816
Element Solutions, Inc.	241,300	5,641,594
Hexpol AB (Sweden)	273,947	3,385,033
Koninklijke DSM NV (Netherlands)	39,532	7,388,202
PPG Industries, Inc.	50,729	8,612,262
Quaker Chemical Corp.(a)	16,641	3,947,079
RPM International, Inc.	105,947	9,395,380
Sherwin-Williams Co. (The)	58,103	15,830,162
Shin-Etsu Chemical Co. Ltd. (Japan)	25,500	4,264,032

		92,531,403

Steel — 0.4%
Reliance Steel & Aluminum Co.	19,939	3,008,795

TOTAL COMMON STOCKS (cost $514,513,660)		640,446,942

PREFERRED STOCKS — 3.1%
Electric Utilities — 2.4%
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	176,493	8,641,097
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	150,627	7,626,245

		16,267,342

Multi-Utilities — 0.7%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21(a)	43,875	4,333,534

TOTAL PREFERRED STOCKS (cost $19,417,476)		20,600,876

TOTAL LONG-TERM INVESTMENTS (cost $533,931,136)		661,047,818

SHORT-TERM INVESTMENTS — 7.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	3,749,670	3,749,670
PGIM Institutional Money Market Fund (cost $49,011,665; includes $49,009,484 of cash collateral for securities on loan)(b)(wa)	49,041,090	49,011,665

TOTAL SHORT-TERM INVESTMENTS (cost $52,761,335)		52,761,335

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.2%
(cost $586,692,471)		713,809,153

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $57,444)	$(10,194)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.2%
(cost $586,635,027)	713,798,959
Liabilities in excess of other assets(z) — (7.2)%	(48,188,043)

NET ASSETS — 100.0%	$665,610,916

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(32,438) and (0.0)% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,969,012; cash collateral of $49,009,484 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded commitment with a SPAC outstanding at June 30, 2021:

Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Ardagh Group SA^	80,095	$800,950	$768,512	$(32,438)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Chevron Corp.	Call	JPMorgan Chase Bank, N.A.	09/17/21	$120.00	43	4	$(3,354)
EOG Resources, Inc.	Call	JPMorgan Chase Bank, N.A.	07/16/21	$90.00	90	9	(6,840)

Total Options Written (premiums received $57,444)							$(10,194)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$29,840,649	$—
Austria	—	13,962,072	—
Canada	33,769,278	—	—
Chile	—	2,892,148	—
China	8,894,652	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Finland	$—	$17,380,815	$—
France	—	44,455,842	—
Germany	—	3,604,353	—
Italy	—	2,771,964	—
Japan	—	8,299,082	—
Netherlands	—	16,488,494	—
Norway	—	22,026,227	—
Peru	6,732,632	—	—
Portugal	—	10,687,017	—
Spain	—	2,555,894	—
Sweden	—	44,106,842	—
Switzerland	—	3,389,473	—
United Kingdom	20,283,545	15,686,462	—
United States	321,761,507	10,857,994	—
Preferred Stocks
United States	20,600,876	—	—
Short-Term Investments
Affiliated Mutual Funds	52,761,335	—	—

Total	$464,803,825	$249,005,328	$—

Liabilities
Options Written	$—	$(10,194)	$—

Other Financial Instruments*
Liabilities
Unfunded commitment with a SPAC	$—	$—	$(32,438)

*

Other financial instruments are derivative instruments, with the exception of unfunded commitments with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and unfunded commitments with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Specialty Chemicals	13.9%
Oil & Gas Exploration & Production	12.4
Integrated Oil & Gas	9.0
Affiliated Mutual Funds (7.4% represents investments purchased with collateral from securities on loan)	7.9
Paper Packaging	6.7
Industrial Gases	5.7
Diversified Metals & Mining	5.0
Electric Utilities	4.7
Construction Machinery & Heavy Trucks	4.1
Industrial Machinery	3.8
Multi-Utilities	3.6
Paper Products	3.6
Electrical Components & Equipment	3.5
Agricultural & Farm Machinery	3.0
Copper	2.9
Oil & Gas Equipment & Services	2.8
Metal & Glass Containers	1.7
Gold	1.7
Construction Materials	1.6

Oil & Gas Storage & Transportation	1.6%
Semiconductor Equipment	1.5
Forest Products	1.0
Commodity Chemicals	0.9
Agricultural Products	0.8
Fertilizers & Agricultural Chemicals	0.7
Diversified Chemicals	0.6
Packaged Foods & Meats	0.5
Research & Consulting Services	0.5
Construction & Engineering	0.5
Silver	0.4
Steel	0.4
Communications Equipment	0.2

107.2
Options Written	(0.0)*
Liabilities in excess of other assets	(7.2)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts		$—	Options written outstanding, at value	$10,194

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written
Equity contracts	$20,172

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written
Equity contracts	$47,250

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)
$9,600

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$46,969,012	$(46,969,012)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPMorgan Chase Bank, N.A.	$—	$(10,194)	$(10,194)	$—	$(10,194)

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $46,969,012:
Unaffiliated investments (cost $533,931,136)	$661,047,818
Affiliated investments (cost $52,761,335)	52,761,335
Foreign currency, at value (cost $157,477)	155,176
Tax reclaim receivable	1,264,869
Dividends receivable	905,046
Receivable from affiliate	2,866
Receivable for Portfolio shares sold	529
Prepaid expenses and other assets	13,150

Total Assets	716,150,789

LIABILITIES
Payable to broker for collateral for securities on loan	49,009,484
Payable to affiliate	1,064,083
Management fee payable	271,685
Accrued expenses and other liabilities	69,036
Payable for Portfolio shares purchased	55,041
Unrealized depreciation on an unfunded commitment with a SPAC	32,438
Distribution fee payable	27,479
Options written outstanding, at value (premiums received $57,444)	10,194
Affiliated transfer agent fee payable	433

Total Liabilities	50,539,873

NET ASSETS	$665,610,916

Net assets were comprised of:
Partners’ Equity	$665,610,916

Net asset value and redemption price per share, $665,610,916 / 26,227,857 outstanding shares of beneficial interest	$25.38

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $788,422 foreign withholding tax, of which $115,960 is reimbursable by an affiliate)	$8,412,525
Income from securities lending, net (including affiliated income of $7,631)	36,035
Affiliated dividend income	5,966

Total income	8,454,526

EXPENSES
Management fee	2,056,292
Distribution fee	707,586
Custodian and accounting fees	56,825
Audit fee	13,606
Legal fees and expenses	9,668
Trustees’ fees	5,432
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,601
Shareholders’ reports	2,113
Miscellaneous	19,804

Total expenses	2,874,927
Less: Fee waiver and/or expense reimbursement	(43,021)

Net expenses	2,831,906

NET INVESTMENT INCOME (LOSS)	5,622,620

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,580))	22,172,525
Options written transactions	20,172
Foreign currency transactions	(110,106)

22,082,591

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $985)	46,026,916
Options written	47,250
Foreign currencies	(12,625)
Unfunded commitment with a SPAC	(32,438)

46,029,103

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	68,111,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,734,314

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,622,620	$5,853,164
Net realized gain (loss) on investment and foreign currency transactions	22,082,591	(87,716,907)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	46,029,103	55,426,944

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,734,314	(26,436,799)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [10,313,566 and 13,666,704 shares, respectively]	246,656,807	228,600,951
Portfolio shares purchased [2,315,622 and 13,934,767 shares, respectively]	(56,152,172)	(217,351,585)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	190,504,635	11,249,366

TOTAL INCREASE (DECREASE)	264,238,949	(15,187,433)
NET ASSETS:
Beginning of period	401,371,967	416,559,400

End of period	$665,610,916	$401,371,967

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 85.5%

COMMON STOCKS — 85.4%
Aerospace & Defense — 4.3%
Babcock International Group PLC (United Kingdom)*	343,201	$1,381,178
BAE Systems PLC (United Kingdom)	411,946	2,984,717
BWX Technologies, Inc.	92,262	5,362,267
CAE, Inc. (Canada)*	154,668	4,763,814
General Dynamics Corp.	79,653	14,995,474
Hexcel Corp.*(a)	18,145	1,132,248
Lockheed Martin Corp.	44,363	16,784,741
Northrop Grumman Corp.	60,537	22,000,962
Raytheon Technologies Corp.	178,830	15,255,987
Safran SA (France)	25,430	3,526,420
Thales SA (France)	10,865	1,109,700

		89,297,508

Air Freight & Logistics — 0.6%
DSV Panalpina A/S (Denmark)	16,801	3,922,743
Expeditors International of Washington, Inc.	43,802	5,545,333
FedEx Corp.	8,580	2,559,671

		12,027,747

Airlines — 0.1%
Wizz Air Holdings PLC (Switzerland), 144A*	24,402	1,572,437

Auto Components — 0.1%
Continental AG (Germany)	3,221	474,286
Gentherm, Inc.*	12,119	861,055
Toyo Tire Corp. (Japan)	71,500	1,515,989

		2,851,330

Automobiles — 0.1%
Isuzu Motors Ltd. (Japan)	167,100	2,202,537

Banks — 4.8%
1st Source Corp.	13,146	610,763
Atlantic Union Bankshares Corp.	24,183	875,908
Banc of California, Inc.	73,553	1,290,120
Bank of America Corp.	349,250	14,399,577
Bank of Nova Scotia (The) (Canada)	60,764	3,951,915
BNP Paribas SA (France)	14,962	937,664
DNB ASA (Norway)	127,516	2,780,942
Eastern Bankshares, Inc.	42,505	874,328
First Citizens BancShares, Inc. (Class A Stock)(a)	4,944	4,117,067
First Midwest Bancorp, Inc.	41,381	820,585
First Republic Bank	22,586	4,227,422
Great Western Bancorp, Inc.	29,227	958,353
Hana Financial Group, Inc. (South Korea)	26,891	1,103,412
Hancock Whitney Corp.	29,460	1,309,202
ICICI Bank Ltd. (India)*	187,041	1,593,816
ICICI Bank Ltd. (India), ADR*(a)	32,575	557,032
ING Groep NV (Netherlands)	84,726	1,124,354
International Bancshares Corp.	27,871	1,196,781
JPMorgan Chase & Co.	118,008	18,354,964
Kasikornbank PCL (Thailand), NVDR	90,800	335,900
KBC Group NV (Belgium)	57,180	4,355,767
M&T Bank Corp.	99,955	14,524,461

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	851,000	$4,593,737
OTP Bank Nyrt (Hungary)*	69,625	3,750,630
Popular, Inc. (Puerto Rico)	45,034	3,379,802
Royal Bank of Canada (Canada)	29,138	2,952,115
Standard Chartered PLC (United Kingdom)	287,237	1,837,316
Synovus Financial Corp.	30,051	1,318,638
Webster Financial Corp.	19,332	1,031,169

		99,163,740

Beverages — 3.5%
Boston Beer Co., Inc. (The) (Class A Stock)*	3,786	3,864,749
C&C Group PLC (Ireland)*	238,334	804,688
Coca-Cola Co. (The)	308,705	16,704,027
Constellation Brands, Inc. (Class A Stock)	30,885	7,223,693
Diageo PLC (United Kingdom)	487,832	23,478,198
PepsiCo, Inc.	138,727	20,555,180

		72,630,535

Biotechnology — 0.1%
Ascendis Pharma A/S (Denmark), ADR*	5,460	718,263
Jinyu Bio-Technology Co. Ltd. (China) (Class A Stock)	177,900	480,167

		1,198,430

Building Products — 1.3%
American Woodmark Corp.*	15,336	1,252,798
Cie de Saint-Gobain (France)	34,486	2,278,086
Johnson Controls International PLC	193,345	13,269,268
Lennox International, Inc.(a)	20,640	7,240,512
Tyman PLC (United Kingdom)	301,667	1,886,102

		25,926,766

Capital Markets — 2.8%
Ares Management Corp. (Class A Stock)	76,381	4,857,068
B3 SA - Brasil Bolsa Balcao (Brazil)	187,400	631,097
BlackRock, Inc.	10,271	8,986,817
Charles Schwab Corp. (The)	230,875	16,810,009
Intermediate Capital Group PLC (United Kingdom)	147,250	4,337,272
Moody’s Corp.	8,040	2,913,455
Morgan Stanley	163,496	14,990,948
UBS Group AG (Switzerland)	309,695	4,742,530

		58,269,196

Chemicals — 2.3%
Axalta Coating Systems Ltd.*	16,130	491,804
Celanese Corp.	64,804	9,824,286
Ecolab, Inc.	62,299	12,831,725
Element Solutions, Inc.	81,998	1,917,113
HB Fuller Co.	12,471	793,280
Linde PLC (United Kingdom)	48,787	14,104,322

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Orion Engineered Carbons SA (Germany)*	62,197	$1,181,121
Sherwin-Williams Co. (The)	20,344	5,542,723
Stepan Co.	6,349	763,594
Victrex PLC (United Kingdom)	29,996	1,058,761

		48,508,729

Commercial Services & Supplies — 1.8%
ACCO Brands Corp.	121,223	1,046,154
BrightView Holdings, Inc.*	56,189	905,767
Cintas Corp.	21,012	8,026,584
Clean Harbors, Inc.*	63,645	5,927,895
Copart, Inc.*	113,043	14,902,459
Legalzoom.com, Inc.*	4,100	155,185
Serco Group PLC (United Kingdom)	609,481	1,147,477
UniFirst Corp.	3,725	874,034
Waste Connections, Inc.	38,185	4,560,435

		37,545,990

Communications Equipment — 1.8%
Accton Technology Corp. (Taiwan)	484,000	5,741,855
Cisco Systems, Inc.	382,343	20,264,179
Motorola Solutions, Inc.	51,452	11,157,366

		37,163,400

Construction & Engineering — 0.2%
Primoris Services Corp.	37,083	1,091,353
Vinci SA (France)	27,589	2,951,219

		4,042,572

Construction Materials — 0.1%
Cemex SAB de CV (Mexico), ADR*	87,703	736,705
CRH PLC (Ireland)	13,714	694,744

		1,431,449

Consumer Finance — 1.5%
American Express Co.	151,276	24,995,334
Credit Acceptance Corp.*(a)	13,338	6,056,919

		31,052,253

Containers & Packaging — 0.6%
Ball Corp.	38,567	3,124,698
CCL Industries, Inc. (Canada) (Class B Stock)	7,378	406,338
Sealed Air Corp.	31,890	1,889,483
Smurfit Kappa Group PLC (Ireland)	15,400	838,555
Vidrala SA (Spain)	43,046	5,150,973

		11,410,047

Diversified Consumer Services — 0.3%
Chegg, Inc.*(a)	69,547	5,780,051

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	20,913	5,812,141

Diversified Telecommunication Services — 0.7%
Cellnex Telecom SA (Spain), 144A	91,062	5,817,302
Hellenic Telecommunications Organization SA (Greece)	199,447	3,346,574

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Koninklijke KPN NV (Netherlands)	780,083	$2,440,606
Verizon Communications, Inc.	60,328	3,380,178

		14,984,660

Electric Utilities — 1.2%
Duke Energy Corp.	28,191	2,783,016
Edison International	34,929	2,019,595
Endesa SA (Spain)(a)	25,167	611,431
Exelon Corp.	268,112	11,880,043
Pinnacle West Capital Corp.	60,538	4,962,300
Portland General Electric Co.	33,089	1,524,741
Power Grid Corp. of India Ltd. (India)	307,351	963,274

		24,744,400

Electrical Equipment — 0.9%
Doosan Heavy Industries & Construction Co. Ltd. (South Korea)*(a)	31,187	661,732
Eaton Corp. PLC	73,913	10,952,428
Schneider Electric SE	34,627	5,455,434
Signify NV (Netherlands), 144A	14,258	904,017
Thermon Group Holdings, Inc.*	41,774	711,829

		18,685,440

Electronic Equipment, Instruments & Components — 1.3%
Belden, Inc.	31,981	1,617,279
Coherent, Inc.*	1,482	391,752
Corning, Inc.	250,873	10,260,706
CTS Corp.	30,922	1,149,061
II-VI, Inc.*(a)	50,859	3,691,855
TE Connectivity Ltd.	69,348	9,376,543

		26,487,196

Energy Equipment & Services — 0.0%
Bristow Group, Inc.*	6,354	162,726

Entertainment — 0.0%
Tencent Music Entertainment Group (China), ADR*	29,685	459,524

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexander & Baldwin, Inc.	57,197	1,047,849
American Tower Corp.	44,125	11,919,927
Boston Properties, Inc.	19,380	2,220,754
Brandywine Realty Trust(a)	82,185	1,126,756
Corporate Office Properties Trust	24,137	675,595
Crown Castle International Corp.	58,557	11,424,471
Hibernia REIT PLC (Ireland)	268,746	395,959
Lexington Realty Trust(a)	60,525	723,274
Medical Properties Trust, Inc.	540,811	10,870,301
Physicians Realty Trust	64,953	1,199,682
Piedmont Office Realty Trust, Inc. (Class A Stock)	65,086	1,202,138
PotlatchDeltic Corp.	14,871	790,394
Public Storage	38,825	11,674,289
RPT Realty	107,696	1,397,894

		56,669,283

Food & Staples Retailing — 0.3%
Performance Food Group Co.*	108,520	5,262,135

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Seven & iHoldings Co. Ltd. (Japan)	25,500	$1,218,774

		6,480,909

Food Products — 1.3%
Archer-Daniels-Midland Co.	158,843	9,625,886
CJ CheilJedang Corp. (South Korea)	1,774	727,345
Cranswick PLC (United Kingdom)	106,997	5,912,902
Hostess Brands, Inc.*(a)	69,689	1,128,265
Kellogg Co.(a)	36,777	2,365,864
Nestle SA (Switzerland)	16,201	2,018,344
Nomad Foods Ltd. (United Kingdom)*(a)	175,948	4,974,050
Post Holdings, Inc.*	9,899	1,073,745

		27,826,401

Gas Utilities — 0.6%
ENN Energy Holdings Ltd. (China)	54,900	1,045,378
New Jersey Resources Corp.	21,021	831,801
Rubis SCA (France)	72,074	3,208,486
Spire, Inc.(a)	12,037	869,914
UGI Corp.(a)	144,073	6,672,021

		12,627,600

Health Care Equipment & Supplies — 4.7%
Align Technology, Inc.*	7,746	4,732,806
Baxter International, Inc.	155,415	12,510,908
Becton, Dickinson & Co.	73,484	17,870,574
Boston Scientific Corp.*	100,499	4,297,337
Danaher Corp.	52,999	14,222,812
Dexcom, Inc.*	5,980	2,553,460
Haemonetics Corp.*	11,469	764,294
Hologic, Inc.*	32,520	2,169,734
Koninklijke Philips NV (Netherlands)	21,359	1,059,235
Lantheus Holdings, Inc.*	73,489	2,031,236
Medtronic PLC	193,317	23,996,439
Smith & Nephew PLC (United Kingdom)	317,709	6,900,564
Teleflex, Inc.	10,406	4,181,027

		97,290,426

Health Care Providers & Services — 3.1%
AMN Healthcare Services, Inc.*	4,803	465,795
Centene Corp.*	61,905	4,514,732
HCA Healthcare, Inc.	33,986	7,026,265
Humana, Inc.	13,501	5,977,163
Laboratory Corp. of America Holdings*	10,102	2,786,637
MEDNAX, Inc.*(a)	19,025	573,604
Owens & Minor, Inc.	18,010	762,363
UnitedHealth Group, Inc.	103,052	41,266,143

		63,372,702

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	54,523	1,009,221
Multiplan Corp.*(a)	227,133	2,162,306

		3,171,527

Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc. (Class A Stock)*	21,530	3,297,104

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Aramark	45,719	$1,703,033
Booking Holdings, Inc.*	2,070	4,529,346
Choice Hotels International, Inc.	45,364	5,391,965
Compass Group PLC (United Kingdom)*	223,948	4,721,109
Elior Group SA (France), 144A*	231,982	1,738,533
McDonald’s Corp.	85,986	19,861,906
Planet Fitness, Inc. (Class A Stock)*(a)	50,045	3,765,886
Sands China Ltd. (Macau)*	931,897	3,927,209
Wyndham Hotels & Resorts, Inc.	13,255	958,204
Yum China Holdings, Inc. (China)	11,100	723,544

		50,617,839

Household Durables — 0.7%
Lennar Corp. (Class A Stock)	26,329	2,615,786
NVR, Inc.*	1,963	9,762,588
Tri Pointe Homes, Inc.*	52,706	1,129,490

		13,507,864

Household Products — 1.9%
Colgate-Palmolive Co.	286,670	23,320,604
Procter & Gamble Co. (The)	106,933	14,428,470
Spectrum Brands Holdings, Inc.	24,920	2,119,197

		39,868,271

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	820,200	1,419,124

Industrial Conglomerates — 0.0%
Hitachi Ltd. (Japan)	11,600	662,473

Insurance — 7.4%
AIA Group Ltd. (Hong Kong)	798,692	9,948,813
Alleghany Corp.*	2,756	1,838,445
Argo Group International Holdings Ltd.	12,682	657,308
Arthur J. Gallagher & Co.	38,026	5,326,682
Assured Guaranty Ltd.	18,863	895,615
AXA SA (France)	202,140	5,133,558
Chubb Ltd.	192,417	30,582,758
Enstar Group Ltd.*	16,778	4,008,600
Globe Life, Inc.	56,172	5,350,383
Intact Financial Corp. (Canada)	147,030	19,975,252
Kemper Corp.	21,250	1,570,375
Markel Corp.*	6,959	8,258,315
Marsh & McLennan Cos., Inc.	187,937	26,438,977
MetLife, Inc.	220,502	13,197,045
ProAssurance Corp.	23,976	545,454
Progressive Corp. (The)	79,950	7,851,890
Reinsurance Group of America, Inc.	8,526	971,964
SiriusPoint Ltd. (Bermuda)*(a)	79,374	799,296
T&D Holdings, Inc. (Japan)	52,500	680,815
Tokio Marine Holdings, Inc. (Japan)	83,200	3,827,330
White Mountains Insurance Group Ltd.(a)	3,913	4,492,241

		152,351,116

Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*	3,756	9,171,363
Facebook, Inc. (Class A Stock)*	21,427	7,450,382

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*	29,163	$4,702,534

		21,324,279

Internet & Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd. (China)*	35,817	1,012,408
Amazon.com, Inc.*	2,586	8,896,254
Ozon Holdings PLC (Russia), ADR*(a)	9,086	532,621
Vipshop Holdings Ltd. (China), ADR*	26,327	528,646

		10,969,929

IT Services — 3.1%
Accenture PLC (Class A Stock)	34,633	10,209,462
Edenred (France)(a)	105,082	5,994,799
ExlService Holdings, Inc.*	8,618	915,749
Fidelity National Information Services, Inc.	86,377	12,237,030
FleetCor Technologies, Inc.*	19,127	4,897,660
Global Payments, Inc.	28,147	5,278,688
GoDaddy, Inc. (Class A Stock)*	75,243	6,543,131
Visa, Inc. (Class A Stock)(a)	38,664	9,040,416
WNS Holdings Ltd. (India), ADR*	13,535	1,081,040
Worldline SA (France), 144A*	80,249	7,523,593

		63,721,568

Life Sciences Tools & Services — 0.0%
Syneos Health, Inc.*	8,420	753,506

Machinery — 2.1%
Albany International Corp. (Class A Stock)	8,076	720,864
Alfa Laval AB (Sweden)	154,099	5,455,907
Alstom SA (France)*	19,103	966,565
FANUC Corp. (Japan)	3,900	940,419
Fortive Corp.	128,092	8,933,136
IDEX Corp.	31,085	6,840,254
IHI Corp. (Japan)*	51,600	1,231,761
Ingersoll Rand, Inc.*	13,831	675,091
Luxfer Holdings PLC (United Kingdom)	55,479	1,234,408
Middleby Corp. (The)*(a)	16,405	2,842,330
Mueller Industries, Inc.	26,698	1,156,290
PACCAR, Inc.	56,896	5,077,968
Sandvik AB (Sweden)	177,235	4,533,524
TriMas Corp.*	59,950	1,818,284

		42,426,801

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS*	1,310,434	6,766,687

Media — 1.2%
Cable One, Inc.	3,038	5,811,117
Comcast Corp. (Class A Stock)	304,799	17,379,639
iClick Interactive Asia Group Ltd. (China), ADR*(a)	47,225	521,364
WPP PLC (United Kingdom)	89,915	1,213,741

		24,925,861

Metals & Mining — 0.6%
Anglo American PLC (South Africa)	35,744	1,430,631
ArcelorMittal SA (Luxembourg)	12,573	390,517

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Barrick Gold Corp. (Canada)	32,839	$679,245
Glencore PLC (Australia)*	157,794	679,758
Newmont Corp.	15,918	1,008,883
Rio Tinto PLC (Australia)	92,608	7,667,565
Vale SA (Brazil), ADR	67,636	1,542,777

		13,399,376

Multiline Retail — 0.6%
B&M European Value Retail SA (United Kingdom)	168,127	1,337,558
Dollarama, Inc. (Canada)	97,267	4,452,186
Ollie’s Bargain Outlet Holdings, Inc.*(a)	66,615	5,604,320

		11,394,064

Multi-Utilities — 0.7%
Engie SA (France)	58,866	808,664
National Grid PLC (United Kingdom)	235,519	3,003,180
Sempra Energy	87,377	11,575,705

		15,387,549

Oil, Gas & Consumable Fuels — 1.2%
Cameco Corp. (Canada)(a)	37,623	721,609
Chesapeake Energy Corp.(a)	9,125	473,770
Dorian LPG Ltd.*	50,688	715,715
Enbridge, Inc. (Canada)	88,993	3,563,023
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	88,297	1,380,082
Pioneer Natural Resources Co.	68,675	11,161,061
Scorpio Tankers, Inc. (Monaco)(a)	13,005	286,760
TC Energy Corp. (Canada)	67,800	3,354,995
TotalEnergies SE (France)	60,505	2,740,560

		24,397,575

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	5,462	329,304
Mondi PLC (Austria)	29,502	780,273
Neenah, Inc.	27,413	1,375,310

		2,484,887

Personal Products — 0.5%
Unilever PLC (United Kingdom), ADR	176,309	10,314,077

Pharmaceuticals — 4.1%
AstraZeneca PLC (United Kingdom)	46,303	5,566,536
CSPC Pharmaceutical Group Ltd. (China)	1,252,118	1,811,290
Eisai Co. Ltd. (Japan)	7,580	745,268
Eli Lilly & Co.	55,744	12,794,363
Johnson & Johnson	218,204	35,946,927
Merck & Co., Inc.	32,122	2,498,128
Novartis AG (Switzerland)	129,924	11,842,465
Pfizer, Inc.	323,356	12,662,621

		83,867,598

Professional Services — 1.6%
Bureau Veritas SA (France)*	321,986	10,201,229
CBIZ, Inc.*	43,203	1,415,762
CoStar Group, Inc.*(a)	35,140	2,910,295
Forrester Research, Inc.*	16,876	772,921

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Huron Consulting Group, Inc.*	27,854	$1,369,024
ICF International, Inc.	12,278	1,078,745
Leidos Holdings, Inc.	44,209	4,469,530
Recruit Holdings Co. Ltd. (Japan)	26,100	1,281,268
Science Applications International Corp.	67,776	5,945,988
Wolters Kluwer NV (Netherlands)	44,751	4,501,456

		33,946,218

Real Estate Management & Development — 0.5%
Nexity SA (France)	49,364	2,473,065
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	61,500	417,008
Tricon Residential, Inc. (Canada)	597,784	6,876,734

		9,766,807

Road & Rail — 1.5%
AMERCO(a)	8,208	4,837,795
Canadian National Railway Co. (Canada)	95,595	10,086,214
DiDi Global, Inc. (China)*	20,066	283,733
Union Pacific Corp.	68,440	15,052,009

		30,259,751

Semiconductors & Semiconductor Equipment — 1.1%
Globalwafers Co. Ltd. (Taiwan)	36,400	1,205,983
Marvell Technology, Inc.	99,569	5,807,860
MediaTek, Inc. (Taiwan)	154,500	5,348,777
Onto Innovation, Inc.*	6,615	483,160
Qorvo, Inc.*	15,072	2,948,837
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	185,000	3,954,573
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,620	1,035,779
Texas Instruments, Inc.	15,505	2,981,611

		23,766,580

Software — 2.2%
Black Knight, Inc.*	109,743	8,557,759
CDK Global, Inc.	30,750	1,527,967
Constellation Software, Inc. (Canada)	9,092	13,770,097
Microsoft Corp.	53,323	14,445,201
Progress Software Corp.	20,132	931,105
salesforce.com, Inc.*	19,824	4,842,408
SentinelOne, Inc. (Class A Stock)*	2,700	114,750
Topicus.com, Inc. (Netherlands)*	10,090	732,982

		44,922,269

Specialty Retail — 2.5%
CarMax, Inc.*(a)	37,191	4,803,218
Five Below, Inc.*	25,700	4,967,039
Home Depot, Inc. (The)	6,229	1,986,366
Industria de Diseno Textil SA (Spain)	96,932	3,417,764
Lowe’s Cos., Inc.	54,289	10,530,437
Monro, Inc.(a)	13,502	857,512
TJX Cos., Inc. (The)	382,616	25,795,971

		52,358,307

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea)	18,072	$1,296,177

Textiles, Apparel & Luxury Goods — 1.0%
Kontoor Brands, Inc.	25,510	1,439,019
NIKE, Inc. (Class B Stock)	128,539	19,857,990

		21,297,009

Thrifts & Mortgage Finance — 0.1%
NMI Holdings, Inc. (Class A Stock)*	33,978	763,826
Northwest Bancshares, Inc.	56,527	771,028

		1,534,854

Tobacco — 1.0%
Philip Morris International, Inc.	204,255	20,243,713

Trading Companies & Distributors — 1.3%
AerCap Holdings NV (Ireland)*	49,297	2,524,499
Brenntag SE (Germany)	180,094	16,791,312
Fastenal Co.	54,270	2,822,040
Ferguson PLC	14,699	2,046,325
GATX Corp.(a)	11,457	1,013,601
Triton International Ltd. (Bermuda)	36,141	1,891,620

		27,089,397

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	1,145,199	1,644,530

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	72,400	2,255,583
SK Telecom Co. Ltd. (South Korea)	6,835	1,943,543

		4,199,126

TOTAL COMMON STOCKS (cost $1,367,875,724)		1,763,734,834

PREFERRED STOCK — 0.1%
Automobiles
Volkswagen AG (Germany) (PRFC)	9,679	2,432,329

(cost $1,390,280)
TOTAL LONG-TERM INVESTMENTS (cost $1,369,266,004)		1,766,167,163

SHORT-TERM INVESTMENTS — 18.4%

AFFILIATED MUTUAL FUND — 3.8%
PGIM Institutional Money Market Fund (cost $77,055,778; includes $77,051,447 of cash collateral for securities on loan)(b)(we)	77,099,966	77,053,706

UNAFFILIATED FUND — 13.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	279,187,916	279,187,916

(cost $279,187,916)

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Value

OPTIONS PURCHASED*~ — 1.1%
(cost $48,638,256)	$22,954,316

TOTAL SHORT-TERM INVESTMENTS (cost $404,881,950)	379,195,938

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.9% (cost $1,774,147,954)	2,145,363,101

OPTIONS WRITTEN*~ — (0.6)%
(premiums received $24,502,095)	(11,857,268)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.3% (cost $1,749,645,859)	2,133,505,833
Liabilities in excess of other assets(z) —(3.3)%	(68,593,493)

NET ASSETS — 100.0%	$2,064,912,340

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,198,972; cash collateral of $77,051,447 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	08/20/21	$3,800.00	500	50	$689,500
S&P 500 Index	Put	09/17/21	$3,750.00	1,372	137	3,482,136
S&P 500 Index	Put	12/17/21	$3,650.00	647	65	3,972,580
S&P 500 Index	Put	12/17/21	$3,875.00	624	62	5,522,400
S&P 500 Index	Put	03/18/22	$3,800.00	746	75	9,287,700

Total Options Purchased (cost $48,638,256)						$22,954,316

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	09/17/21	$3,400.00	686	69	$(788,900)
S&P 500 Index	Put	12/17/21	$3,350.00	647	65	(2,335,670)
S&P 500 Index	Put	12/17/21	$3,500.00	624	62	(2,865,408)
S&P 500 Index	Put	03/18/22	$3,475.00	746	75	(5,867,290)

Total Options Written (premiums received $24,502,095)						$(11,857,268)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
314	Mini MSCI Emerging Markets Index	Sep. 2021	$21,427,360	$48,773
142	Russell 2000 E-Mini Index	Sep. 2021	16,385,380	(14,761)
113	S&P 500 E-Mini Index	Sep. 2021	24,230,590	(337,616)
79	S&P/TSX 60 Index	Sep. 2021	15,329,671	(103,071)

				$(406,675)

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 09/15/21	Standard Chartered Bank	JPY 7,940,800	$72,617,202	$71,524,337	$—	$(1,092,865)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 09/15/21	BNP Paribas S.A.	CAD 26,450	$21,914,932	$21,336,839	$578,093	$—
Expiring 09/15/21	State Street Bank & Trust Company	CAD 26,450	21,910,939	21,336,840	574,099	—

			$43,825,871	$42,673,679	1,152,192	—

					$1,152,192	$(1,092,865)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$4,246,074	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$80,295,493	$9,002,015	$—
Air Freight & Logistics	8,105,004	3,922,743	—
Airlines	—	1,572,437	—
Auto Components	861,055	1,990,275	—
Automobiles	—	2,202,537	—
Banks	76,750,202	22,413,538	—
Beverages	48,347,649	24,282,886	—
Biotechnology	718,263	480,167	—
Building Products	21,762,578	4,164,188	—
Capital Markets	49,189,394	9,079,802	—
Chemicals	47,449,968	1,058,761	—
Commercial Services & Supplies	36,398,513	1,147,477	—
Communications Equipment	31,421,545	5,741,855	—
Construction & Engineering	1,091,353	2,951,219	—
Construction Materials	736,705	694,744	—
Consumer Finance	31,052,253	—	—
Containers & Packaging	5,420,519	5,989,528	—

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Diversified Consumer Services	$5,780,051	$—	$—
Diversified Financial Services	5,812,141	—	—
Diversified Telecommunication Services	3,380,178	11,604,482	—
Electric Utilities	23,169,695	1,574,705	—
Electrical Equipment	11,664,257	7,021,183	—
Electronic Equipment, Instruments & Components	26,487,196	—	—
Energy Equipment & Services	162,726	—	—
Entertainment	459,524	—	—
Equity Real Estate Investment Trusts (REITs)	56,273,324	395,959	—
Food & Staples Retailing	5,262,135	1,218,774	—
Food Products	19,167,810	8,658,591	—
Gas Utilities	8,373,736	4,253,864	—
Health Care Equipment & Supplies	89,330,627	7,959,799	—
Health Care Providers & Services	63,372,702	—	—
Health Care Technology	3,171,527	—	—
Hotels, Restaurants & Leisure	39,507,444	11,110,395	—
Household Durables	13,507,864	—	—
Household Products	39,868,271	—	—
Independent Power & Renewable Electricity Producers	—	1,419,124	—
Industrial Conglomerates	—	662,473	—
Insurance	132,760,600	19,590,516	—
Interactive Media & Services	21,324,279	—	—
Internet & Direct Marketing Retail	9,957,521	1,012,408	—
IT Services	50,203,176	13,518,392	—
Life Sciences Tools & Services	753,506	—	—
Machinery	29,298,625	13,128,176	—
Marine	—	6,766,687	—
Media	23,712,120	1,213,741	—
Metals & Mining	3,621,422	9,777,954	—
Multiline Retail	10,056,506	1,337,558	—
Multi-Utilities	11,575,705	3,811,844	—
Oil, Gas & Consumable Fuels	21,657,015	2,740,560	—
Paper & Forest Products	1,704,614	780,273	—
Personal Products	10,314,077	—	—
Pharmaceuticals	63,902,039	19,965,559	—
Professional Services	17,962,265	15,983,953	—
Real Estate Management & Development	6,876,734	2,890,073	—
Road & Rail	30,259,751	—	—
Semiconductors & Semiconductor Equipment	13,257,247	10,509,333	—
Software	44,922,269	—	—
Specialty Retail	48,940,543	3,417,764	—
Technology Hardware, Storage & Peripherals	—	1,296,177	—
Textiles, Apparel & Luxury Goods	21,297,009	—	—
Thrifts & Mortgage Finance	1,534,854	—	—
Tobacco	20,243,713	—	—
Trading Companies & Distributors	8,251,760	18,837,637	—
Water Utilities	—	1,644,530	—
Wireless Telecommunication Services	—	4,199,126	—
Preferred Stock
Automobiles	—	2,432,329	—
Short-Term Investments
Affiliated Mutual Fund	77,053,706	—	—
Unaffiliated Fund	279,187,916	—	—
Options Purchased	17,431,916	5,522,400	—

Total	$1,832,412,590	$312,950,511	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Liabilities
Options Written	$(9,521,598)	$(2,335,670)	$—

Other Financial Instruments*
Assets
Futures Contracts	$48,773	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,152,192	—

Total	$48,773	$1,152,192	$—

Liabilities
Futures Contracts	$(455,448)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(1,092,865)	—

Total	$(455,448)	$(1,092,865)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Unaffiliated Fund	13.5%
Insurance	7.4
Banks	4.8
Health Care Equipment & Supplies	4.7
Aerospace & Defense	4.3
Pharmaceuticals	4.1
Affiliated Mutual Fund (3.7% represents investments purchased with collateral from securities on loan)	3.8
Beverages	3.5
IT Services	3.1
Health Care Providers & Services	3.1
Capital Markets	2.8
Equity Real Estate Investment Trusts (REITs)	2.7
Specialty Retail	2.5
Hotels, Restaurants & Leisure	2.5
Chemicals	2.3
Software	2.2
Machinery	2.1
Household Products	1.9
Commercial Services & Supplies	1.8
Communications Equipment	1.8
Professional Services	1.6
Consumer Finance	1.5
Road & Rail	1.5
Food Products	1.3
Trading Companies & Distributors	1.3
Electronic Equipment, Instruments & Components	1.3
Building Products	1.3
Media	1.2
Electric Utilities	1.2
Oil, Gas & Consumable Fuels	1.2
Semiconductors & Semiconductor Equipment	1.1
Options Purchased	1.1
Interactive Media & Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Tobacco	1.0

Electrical Equipment	0.9%
Multi-Utilities	0.7
Diversified Telecommunication Services	0.7
Household Durables	0.7
Metals & Mining	0.6
Gas Utilities	0.6
Air Freight & Logistics	0.6
Containers & Packaging	0.6
Multiline Retail	0.6
Internet & Direct Marketing Retail	0.5
Personal Products	0.5
Real Estate Management & Development	0.5
Marine	0.3
Food & Staples Retailing	0.3
Diversified Financial Services	0.3
Diversified Consumer Services	0.3
Automobiles	0.2
Wireless Telecommunication Services	0.2
Construction & Engineering	0.2
Health Care Technology	0.2
Auto Components	0.1
Paper & Forest Products	0.1
Water Utilities	0.1
Airlines	0.1
Thrifts & Mortgage Finance	0.1
Construction Materials	0.1
Independent Power & Renewable Electricity Producers	0.1
Technology Hardware, Storage & Peripherals	0.1
Biotechnology	0.1
Life Sciences Tools & Services	0.0	*
Industrial Conglomerates	0.0	*
Entertainment	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Energy Equipment & Services	0.0 *%

103.9
Options Written	(0.6)
Liabilities in excess of other assets	(3.3)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$48,773	*	Due from/to broker-variation margin futures	$455,448	*
Equity contracts	Unaffiliated investments	22,954,316		Options written outstanding, at value	11,857,268
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,152,192		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,092,865

		$24,155,281			$13,405,581

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$(62,652,478)	$37,194,460	$(38,064,216)	$—
Foreign exchange contracts	—	—	—	(5,821,260)

Total	$(62,652,478)	$37,194,460	$(38,064,216)	$(5,821,260)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$1,007,848	$(4,570,711)	$4,792,169	$—
Foreign exchange contracts	—	—	—	(854,722)

Total	$1,007,848	$(4,570,711)	$4,792,169	$(854,722)

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$53,566,897	$325,800	$194,084,997	$73,902,932

Forward Foreign Currency Exchange Contracts—Sold(3)
$42,445,664

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$75,198,972	$(75,198,972)	$—

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP Paribas S.A.	$578,093	$—	$578,093	$—	$578,093
Standard Chartered Bank	—	(1,092,865)	(1,092,865)	—	(1,092,865)
State Street Bank & Trust Company	574,099	—	574,099	—	574,099

	$1,152,192	$(1,092,865)	$59,327	$—	$59,327

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $75,198,972:
Unaffiliated investments (cost $1,697,092,176)	$2,068,309,395
Affiliated investments (cost $77,055,778)	77,053,706
Foreign currency, at value (cost $585,169)	572,127
Receivable for investments sold	5,224,809
Deposit with broker for centrally cleared/exchange-traded derivatives	4,246,074
Dividends receivable	2,172,121
Tax reclaim receivable	1,895,309
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,152,192
Due from broker-variation margin futures	110,867
Receivable from affiliate	7,239
Receivable for Portfolio shares sold	684
Prepaid expenses and other assets	198,372

Total Assets	2,160,942,895

LIABILITIES
Payable to broker for collateral for securities on loan	77,051,447
Options written outstanding, at value (premiums received $24,502,095)	11,857,268
Payable for investments purchased	3,232,824
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,092,865
Payable to affiliate	901,885
Payable for Portfolio shares purchased	873,677
Management fee payable	726,214
Accrued expenses and other liabilities	123,624
Foreign capital gains tax liability accrued	85,212
Distribution fee payable	85,106
Affiliated transfer agent fee payable	433

Total Liabilities	96,030,555

NET ASSETS	$2,064,912,340

Net assets were comprised of:
Partners’ Equity	$2,064,912,340

Net asset value and redemption price per share, $2,064,912,340 / 103,399,663 outstanding shares of beneficial interest	$19.97

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $669,061 foreign withholding tax, of which $25,911 is reimbursable by an affiliate)	$16,420,106
Income from securities lending, net (including affiliated income of $19,633)	70,195

Total income	16,490,301

EXPENSES
Management fee	8,256,028
Distribution fee	2,548,027
Custodian and accounting fees	129,779
Trustees’ fees	16,694
Audit fee	14,648
Legal fees and expenses	12,490
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,599
Shareholders’ reports	2,112
Miscellaneous	40,385

Total expenses	11,023,762
Less: Fee waiver and/or expense reimbursement	(560,566)

Net expenses	10,463,196

NET INVESTMENT INCOME (LOSS)	6,027,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,332)) (net of foreign capital gains taxes $(31,676))	71,837,569
Futures transactions	(38,064,216)
Forward currency contract transactions	(5,821,260)
Options written transactions	37,194,460
Foreign currency transactions	61,136

65,207,689

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $359) (net of change in foreign capital gains taxes $(37,683))	77,962,702
Futures	4,792,169
Forward currency contracts	(854,722)
Options written	(4,570,711)
Foreign currencies	(79,168)

77,250,270

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	142,457,959

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,485,064

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,027,105	$12,560,329
Net realized gain (loss) on investment and foreign currency transactions	65,207,689	29,931,342
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	77,250,270	17,256,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	148,485,064	59,748,493

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [417,690 and 55,016,772 shares, respectively]	8,121,889	852,867,193
Portfolio shares purchased [6,100,936 and 68,007,847 shares, respectively]	(117,876,782)	(1,013,488,890)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(109,754,893)	(160,621,697)

TOTAL INCREASE (DECREASE)	38,730,171	(100,873,204)
NET ASSETS:
Beginning of period	2,026,182,169	2,127,055,373

End of period	$2,064,912,340	$2,026,182,169

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2021 consisted of 75 separate portfolios. The information presented in these financial statements pertains only to the 22 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Cohen & Steers Realty Portfolio, which is a non-diversified portfolio for purposes of the 1940 Act, and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Investment Objective(s)	Subadviser(s)
AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.

AST Emerging Markets Equity Portfolio (“Emerging Markets Equity”)	Long-term capital appreciation.	AQR Capital Management, LLC; J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Martin Currie Inc.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”)	Long-term capital appreciation.	Goldman Sachs Asset Management, L.P. (“GSAM”)

AST Hotchkis & Wiley Large-Cap Value Portfolio (“Hotchkis & Wiley Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC

AST International Growth Portfolio (“International Growth”)	Long-term growth of capital.	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); Neuberger Berman Investment Advisers, LLC (“Neuberger Berman”); William Blair Investment Management, LLC

AST International Value Portfolio (“International Value”)	Capital growth.	Lazard Asset Management, LLC/LSV Asset Management (“LSV”)

AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”)	Capital growth.	J.P. Morgan

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Portfolio	Investment Objective(s)	Subadviser(s)
AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”)	Long-term growth of capital.	Jennison

AST Large-Cap Core Portfolio (“Large-Cap Core”)	Long-term capital appreciation.	J.P. Morgan; Massachusetts Financial Services Company (“MFS”); QMA LLC (a wholly-owned subsidiary of PGIM, Inc.)

AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”)	Capital growth.	Loomis, Sayles & Company, L.P.

AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.	MFS

AST MFS Growth Portfolio (“MFS Growth”)	Long-term growth of capital and future, rather than current, income.	MFS

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”)	Capital appreciation.	MFS

AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”)	Long-term growth of capital.	MFS; Victory Capital Management, Inc. (“Victory Capital”)

AST Mid-Cap Value Portfolio (“Mid-Cap Value”) formerly known as	Capital growth.	Effective February 20, 2021 MFS; Victory Capital; Wellington

AST Neuberger Berman/LSV Mid-Cap Value Portfolio		Management Company, LLP (“Wellington”); Prior to February 20, 2021 LSV; Neuberger Berman

AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long- term capital growth.	Emerald Mutual Fund Advisers Trust; UBS Asset Management (Americas), Inc.

AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”)	Capital growth.	Victory Capital; Wellington

AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	Wellington

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”)	Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc. (“T. Rowe”)

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Portfolio	Investment Objective(s)	Subadviser(s)
AST T. Rowe Price Large-Cap Value Portfolio (“T. Rowe Price Large-Cap Value”)	Maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)	Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”)	To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.	Wellington

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends

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and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio

B5

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the

B6

terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

B7

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Private Investment in Public Equity (PIPE): The Portfolios may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Shares in PIPEs generally are not registered with the SEC until after a certain time-period from the date the private sale is completed (“Restricted Period”), which can last for several months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities.

Special Purpose Acquisition Companies (SPACs): SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Portfolio may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. Mid-Cap Growth and T. Rowe Price Natural Resources had an unfunded commitment outstanding of $297,480 and $800,950, respectively to purchase PIPE shares as of June 30, 2021.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in Note 1 above as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

B8

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Cohen & Steers Realty	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.82%
Emerging Markets Equity	0.9325% first $300 million; 0.9225% on next $ 200 million; 0.9125% on next $ 250 million; 0.9025% on next $2.5 billion; 0.8925% on next $ 2.75 billion; 0.8625% on next $ 4 billion; 0.8425% in excess of $10 billion	0.92%
Goldman Sachs Small-Cap Value	0.7825% first $300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.76%
Hotchkis & Wiley Large-Cap Value	0.5825% first $300 million; 0.5725% on next $ 200 million; 0.5625% on next $ 250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $ 4 billion; 0.4925% in excess of $10 billion	0.55%
International Growth	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.79%
International Value	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.81%

B9

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
J.P. Morgan International Equity	0.8325% first $75 million; 0.6825% on next $ 225 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.70%
Jennison Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.71%
Large-Cap Core	0.5825% of first $300 million; 0.5725% on next $ 200 million; 0.5625% on next $ 250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $ 4 billion; 0.4925% in excess of $10 billion	0.54%
Loomis Sayles Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.65%
MFS Global Equity	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.82%
MFS Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.69%
MFS Large-Cap Value	0.6825% first $300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.65%
Mid-Cap Growth	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.78%

B10

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Mid-Cap Value	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $250 million; 0.6525% on next $2.25 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.71%
Small-Cap Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.71%
Small-Cap Growth Opportunities	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.77%
Small-Cap Value	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%
T. Rowe Price Large-Cap Growth	0.5000% first $50 million; 0.4000% on next $200 million; 0.3750% on next $250 million; 0.3500% on next $500 million; 0.3000% on next $2 billion; 0.2750% in excess of $3 billion	0.62%
T. Rowe Price Large-Cap Value	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.54%
T. Rowe Price Natural Resources	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.71%
Wellington Management Hedged Equity	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.76%

B11

Portfolio	Fee Waivers and/or Expense Limitations
Cohen & Steers Realty	contractually limit expenses to 1.10% through June 30, 2023
Emerging Markets Equity	contractually limit expenses to 1.30% through June 4, 2021; effective June 5, 2021, contractually limit expenses to 1.28% through June 30, 2023
Goldman Sachs Small-Cap Value	contractually waive 0.01% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 1.03% through June 30, 2023
Hotchkis & Wiley Large-Cap Value	contractually waive 0.009% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.81% through June 30, 2023
International Growth	contractually waive 0.02% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 1.06% through June 30, 2023
International Value	effective June 5, 2021, contractually limit expenses to 1.08% through June 30, 2023
Jennison Large-Cap Growth	effective June 5, 2021, contractually limit expenses to 0.98% through June 30, 2023
Large-Cap Core	contractually waive 0.015% through June 30, 2022; contractually limit expenses to 0.81% through June 4, 2021; effective June 5, 2021, contractually limit expenses to 0.80% through June 30, 2023
Loomis Sayles Large-Cap Growth	contractually waive 0.06% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.91% through June 30, 2023
MFS Global Equity	contractually waive 0.0067% through June 30, 2022
MFS Growth	contractually waive 0.0185% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.96% through June 30, 2023
MFS Large-Cap Value	contractually waive 0.0045% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.92% through June 30, 2023
Mid-Cap Growth	contractually waive 0.0047% through June 30, 2022; contractually limit expenses to 1.05% through June 30, 2023

B12

Portfolio	Fee Waivers and/or Expense Limitations
Mid-Cap Value

contractually waive 0.002%
through February 19, 2021;
effective February 20, 2021,
contractually  waive 0.0051%
through June 30, 2022;
effective February 20, 2021,
contractually limit expenses to 1.00%
through June 4, 2021;

effective June 5, 2021,
contractually limit expenses to 0.97%
through June 30, 2023

Small-Cap Growth	contractually waive 0.004% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.99% through June 30, 2023
Small-Cap Growth Opportunities	effective June 5, 2021, contractually limit expenses to 1.05% through June 30, 2023
Small-Cap Value	effective June 5, 2021, contractually limit expenses to 0.99% through June 30, 2023
T. Rowe Price Large-Cap Growth	contractually waive 0.0473% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.88% through June 30, 2023
T. Rowe Price Large-Cap Value	contractually waive 0.0128% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.81% through June 30, 2023
T. Rowe Price Natural Resources	contractually waive 0.0152% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.99% through June 30, 2023
Wellington Management Hedged Equity	contractually waive 0.055% through June 30, 2022

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2021, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Cohen & Steers Realty	$21,459
Emerging Markets Equity	332

B13

Portfolio	Amount
International Growth	$68,426
J.P. Morgan International Equity	1,395
Jennison Large-Cap Growth	16,070
Large-Cap Core	4,392
Loomis Sayles Large-Cap Growth	12,684
Mid-Cap Growth	15,097
Mid-Cap Value	4,145
Small-Cap Growth	44,916
Small-Cap Growth Opportunities	10,800
Small-Cap Value	24,202
Wellington Management Hedged Equity	1,349

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2021, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
MFS Global Equity	$1,354,151	$119,879	$27,389
MFS Growth	40,959	—	—
MFS Large-Cap Value	11,307	845,371	389,271
Mid-Cap Growth	—	527,396	132,960
Mid-Cap Value	180,555	—	—
Small-Cap Growth Opportunities	—	564,864	12
Wellington Management Hedged Equity	6,639,009	431,341	57,909

b.) Foreign Withholding Tax Reclaims

B14

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
Emerging Markets Equity	$75,704
Hotchkis & Wiley Large-Cap Value	7,870
International Growth	97,272
International Value	1,467,206
J.P. Morgan International Equity	25,449
MFS Global Equity	5,186
MFS Growth	38,419
MFS Large-Cap Value	1,592
Mid-Cap Value	279
Small-Cap Growth Opportunities	9,862
Small-Cap Value	488
T. Rowe Price Large-Cap Value	46,633
T. Rowe Price Natural Resources	115,960
Wellington Management Hedged Equity	25,911

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
Goldman Sachs Small-Cap Value	$3,076
Hotchkis & Wiley Large-Cap Value	150,618
International Growth	209,448
J.P. Morgan International Equity	140,456
Jennison Large-Cap Growth	66,069
Large-Cap Core	24,094
MFS Global Equity	49,297
MFS Large-Cap Value	4,464

B15

Portfolio	2021 Payments
Mid-Cap Growth	$6,202
Mid-Cap Value	905
T. Rowe Price Large-Cap Value	227,688
T. Rowe Price Natural Resources	209,727
Wellington Management Hedged Equity	102,830

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2021, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Cohen & Steers Realty	$138,332,928	$156,126,508
Emerging Markets Equity	181,483,208	422,660,162
Goldman Sachs Small-Cap Value	439,518,206	616,555,422
Hotchkis & Wiley Large-Cap Value	350,954,653	553,513,651
International Growth	279,419,799	397,563,564
International Value	306,386,743	334,027,614
J.P. Morgan International Equity	85,166,497	84,785,030
Jennison Large-Cap Growth	370,792,126	599,037,142
Large-Cap Core	895,392,881	1,134,942,851
Loomis Sayles Large-Cap Growth	11,245,170	336,506,320
MFS Global Equity	47,397,355	89,818,073
MFS Growth	118,182,351	348,375,262
MFS Large-Cap Value	129,176,340	276,879,462
Mid-Cap Growth	346,193,487	439,328,872
Mid-Cap Value	1,041,455,404	1,147,363,115
Small-Cap Growth	226,645,463	324,086,706
Small-Cap Growth Opportunities	271,609,035	332,683,707
Small-Cap Value	291,540,539	392,022,255
T. Rowe Price Large-Cap Growth	161,121,234	476,552,357
T. Rowe Price Large-Cap Value	248,938,595	518,939,391
T. Rowe Price Natural Resources	307,899,298	113,290,434
Wellington Management Hedged Equity	354,458,776	560,794,292

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2021, is presented as follows:

Cohen & Steers Realty

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$9,299,798	$54,449,683	$62,765,088	$—	$—	$984,393	984,393	$2,987

PGIM Institutional Money Market Fund (1)(b)(wa)
23,816,198	143,749,993	139,014,330	(706)	(3,272)	28,547,883	28,565,022	8,971	(2)

$33,115,996	$198,199,676	$201,779,418	$(706)	$(3,272)	$29,532,276		$11,958

B16

Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$3,953,877	$105,824,604	$105,861,953	$—	$—	$3,916,528	3,916,528	$3,612

PGIM Institutional Money Market Fund (1)(b)(wa)
10,718,009	178,398,946	174,006,720	(1,173)	(1,556)	15,107,506	15,116,576	4,872	(2)

$14,671,886	$284,223,550	$279,868,673	$(1,173)	$(1,556)	$19,024,034		$8,484

Goldman Sachs Small-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$6,420,773	$117,365,580	$123,786,353	$—	$—	$—	—	$3,392

PGIM Institutional Money Market Fund (1)(b)(wa)
70,226,252	264,506,812	252,350,522	3,465	(9,377)	82,376,630	82,426,086	23,355	(2)

$76,647,025	$381,872,392	$376,136,875	$3,465	$(9,377)	$82,376,630		$26,747

Hotchkis & Wiley Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$14,156,540	$257,394,638	$269,313,911	$—	$—	$2,237,267	2,237,267	$7,477

PGIM Institutional Money Market Fund (1)(b)(wa)
107,146,555	553,027,829	528,215,600	1,411	(12,611)	131,947,584	132,026,800	42,350	(2)

$121,303,095	$810,422,467	$797,529,511	$1,411	$(12,611)	$134,184,851		$49,827

International Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$16,794,330	$179,181,543	$195,314,834	$—	$—	$661,039	661,039	$11,153

PGIM Institutional Money Market Fund (1)(b)(wa)
107,629,875	371,757,678	451,466,028	9,105	(24,349)	27,906,281	27,923,035	34,528	(2)

$124,424,205	$550,939,221	$646,780,862	$9,105	$(24,349)	$28,567,320		$45,681

B17

International Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$35,655,998	$312,247,206	$344,080,077	$—	$—	$3,823,127	3,823,127	$13,120

PGIM Institutional Money Market Fund (1)(b)(wa)
48,432,520	211,973,854	243,815,868	1,445	(8,581)	16,583,370	16,593,326	28,598	(2)

$84,088,518	$524,221,060	$587,895,945	$1,445	$(8,581)	$20,406,497		$41,718

J.P. Morgan International Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$12,684,362	$36,908,315	$43,269,618	$—	$—	$6,323,059	6,323,059	$7,042

PGIM Institutional Money Market Fund (1)(b)(wa)
—	57,315,182	47,606,007	—	(725)	9,708,450	9,714,279	1,815	(2)

$12,684,362	$94,223,497	$90,875,625	$—	$(725)	$16,031,509		$8,857

Jennison Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$—	$172,162,431	$170,807,174	$—	$—	$1,355,257	1,355,257	$3,586

PGIM Institutional Money Market Fund (1)(b)(wa)
158,163,269	499,398,218	629,275,386	(43,749)	42,086	28,284,438	28,301,418	29,515	(2)

$158,163,269	$671,560,649	$800,082,560	$(43,749)	$42,086	$29,639,695		$33,101

Large-Cap Core

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$75,322,973	$225,332,526	$299,730,030	$—	$—	$925,469	925,469	$23,751

PGIM Institutional Money Market Fund (1)(b)(wa)
43,377,312	195,134,085	232,601,301	2,533	(11,198)	5,901,431	5,904,974	11,376	(2)

$118,700,285	$420,466,611	$532,331,331	$2,533	$(11,198)	$6,826,900		$35,127

B18

Loomis Sayles Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$19,098,437	$194,173,400	$197,149,003	$—	$—	$16,122,834	16,122,834	$12,812

PGIM Institutional Money Market Fund (1)(b)(wa)
172,310,375	342,977,740	401,743,568	9,540	(29,739)	113,524,348	113,592,504	49,589	(2)

$191,408,812	$537,151,140	$598,892,571	$9,540	$(29,739)	$129,647,182		$62,401

MFS Global Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$12,389,978	$55,799,411	$60,121,300	$—	$—	$8,068,089	8,068,089	$4,216

PGIM Institutional Money Market Fund (1)(b)(wa)
29,320,732	193,703,851	177,422,053	(1,468)	(5,373)	45,595,689	45,623,063	10,784	(2)

$41,710,710	$249,503,262	$237,543,353	$(1,468)	$(5,373)	$53,663,778		$15,000

MFS Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$6,018,366	$129,557,497	$131,080,696	$—	$—	$4,495,167	4,495,167	$5,943

PGIM Institutional Money Market Fund (1)(b)(wa)
21,202,417	252,853,061	206,929,397	(236)	(4,563)	67,121,282	67,161,578	10,957	(2)

$27,220,783	$382,410,558	$338,010,093	$(236)	$(4,563)	$71,616,449		$16,900

MFS Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$13,003,081	$212,144,625	$212,240,405	$—	$—	$12,907,301	12,907,301	$11,029

PGIM Institutional Money Market Fund (1)(b)(wa)
47,468,583	255,209,045	285,954,901	(661)	(3,089)	16,718,977	16,729,015	10,330	(2)

$60,471,664	$467,353,670	$498,195,306	$(661)	$(3,089)	$29,626,278		$21,359

B19

Mid-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$11,185,546	$156,373,638	$162,698,863	$—	$—	$4,860,321	4,860,321	$6,773

PGIM Institutional Money Market Fund (1)(b)(wa)
118,784,843	484,367,518	472,105,222	11,740	(24,022)	131,034,857	131,113,525	40,525	(2)

$129,970,389	$640,741,156	$634,804,085	$11,740	$(24,022)	$135,895,178		$47,298

Mid-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$1,600,348	$82,566,726	$76,629,214	$—	$—	$7,537,860	7,537,860	$4,852

PGIM Institutional Money Market Fund (1)(b)(wa)
70,902,905	177,719,817	195,370,386	5,913	(510)	53,257,739	53,289,713	11,757	(2)

$72,503,253	$260,286,543	$271,999,600	$5,913	$(510)	$60,795,599		$16,609

Small-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$2,042,051	$74,800,718	$71,587,483	$—	$—	$5,255,286	5,255,286	$4,131

PGIM Institutional Money Market Fund (1)(b)(wa)
230,253,316	561,547,150	581,340,800	20,623	(31,156)	210,449,133	210,575,479	62,958	(2)

$232,295,367	$636,347,868	$652,928,283	$20,623	$(31,156)	$215,704,419		$67,089

Small-Cap Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$1,521,300	$59,277,427	$54,123,766	$—	$—	$6,674,961	6,674,961	$2,624

PGIM Institutional Money Market Fund (1)(b)(wa)
167,863,334	316,385,526	335,682,077	12,934	(21,459)	148,558,258	148,647,447	45,979	(2)

$169,384,634	$375,662,953	$389,805,843	$12,934	$(21,459)	$155,233,219		$48,603

B20

Small-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$14,859,587	$197,294,086	$196,300,227	$—	$—	$15,853,446	15,853,446	$9,478

PGIM Institutional Money Market Fund (1)(b)(wa)
74,719,064	240,363,101	193,891,590	4,098	(16,053)	121,178,620	121,251,371	34,698	(2)

$89,578,651	$437,657,187	$390,191,817	$4,098	$(16,053)	$137,032,066		$44,176

T. Rowe Price Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$23,722,249	$205,059,785	$220,384,586	$—	$—	$8,397,448	8,397,448	$11,333

PGIM Institutional Money Market Fund (1)(b)(wa)
157,296,128	659,654,147	625,721,910	128	(24,696)	191,203,797	191,318,589	69,968	(2)

$181,018,377	$864,713,932	$846,106,496	$128	$(24,696)	$199,601,245		$81,301

T. Rowe Price Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund (1)(b)(we)
$72,544,700	$376,654,914	$422,232,485	$6,409	$(9,141)	$26,964,397	26,980,586	$22,164	(2)

T. Rowe Price Natural Resources

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$1,816,084	$255,211,854	$253,278,268	$—	$—	$3,749,670	3,749,670	$5,966

PGIM Institutional Money Market Fund (1)(b)(wa)
18,726,973	169,971,040	139,683,753	985	(3,580)	49,011,665	49,041,090	7,631	(2)

$20,543,057	$425,182,894	$392,962,021	$985	$(3,580)	$52,761,335		$13,597

Wellington Management Hedged Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund (1)(b)(we)
$55,360,809	$211,858,325	$190,157,455	$359	$(8,332)	$77,053,706	77,099,966	$19,633	(2)

B21

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2020 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

B22

The following Portfolios utilized the SCA during the reporting period ended June 30, 2021. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2021
Cohen & Steers Realty	$ 305,400	1.40%	5	$ 636,000	$ —
Emerging Markets Equity	3,848,524	1.41	21	30,419,000	—
Goldman Sachs Small-Cap Value	854,571	1.41	7	1,713,000	—
Hotchkis & Wiley Large-Cap Value	4,553,667	1.41	3	5,385,000	—
International Growth	1,564,053	1.41	38	6,925,000	154,000
International Value	2,481,818	1.40	44	10,910,000	—
Jennison Large-Cap Growth	3,483,139	1.41	36	13,738,000	—
Large-Cap Core	4,419,600	1.42	20	17,339,000	—
Loomis Sayles Large-Cap Growth	2,730,000	1.41	1	2,730,000	—
MFS Growth	4,591,722	1.42	18	10,354,000	—
MFS Large-Cap Value	1,520,667	1.42	9	7,771,000	—
Mid-Cap Growth	3,265,467	1.41	15	10,749,000	—
Mid-Cap Value	528,400	1.41	20	1,513,000	—
Small-Cap Growth	900,500	1.41	6	1,705,000	—
Small-Cap Growth Opportunities	1,390,167	1.42	24	4,639,000	—
Small-Cap Value	863,636	1.41	11	1,592,000	—
T. Rowe Price Large-Cap Growth	903,455	1.41	11	1,409,000	—
T. Rowe Price Large-Cap Value	5,936,429	1.41	7	7,190,000	—
T. Rowe Price Natural Resources	495,143	1.41	7	692,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2021, all Portfolios offer only a single share class to investors.

As of June 30, 2021, substantially all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Cohen & Steers Realty	4	99.9%
Emerging Markets Equity	6	96.6
Goldman Sachs Small-Cap Value	4	85.5
Hotchkis & Wiley Large-Cap Value	5	92.9
International Growth	3	96.1
International Value	3	95.1
J.P. Morgan International Equity	3	99.9
Jennison Large-Cap Growth	6	97.3
Large-Cap Core	2	95.0
Loomis Sayles Large-Cap Growth	2	90.7
MFS Global Equity	3	99.9
MFS Growth	5	93.5
MFS Large-Cap Value	6	96.9

B23

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Mid-Cap Growth	3	99.2%
Mid-Cap Value	3	99.1
Small-Cap Growth	5	89.9
Small-Cap Growth Opportunities	5	90.0
Small-Cap Value	5	89.3
T. Rowe Price Large-Cap Growth	3	89.4
T. Rowe Price Large-Cap Value	3	95.1
T. Rowe Price Natural Resources	4	87.6
Wellington Management Hedged Equity	3	99.9

9. Purchases & Redemption In-kind

On January 27, 2021, the Board approved changes to AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”), AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”), AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”), and AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”) (the “Portfolios”) that were contingent on shareholder approval of the amended Management Agreement and Shareholder Services and Distribution Plan. In addition to the amended Management Agreements and Shareholder Services and Distribution Plan, the Board approved changing the Portfolios’ principal investment strategies from a fund-of-funds structure that primarily invests portfolio assets in Underlying Funds (the “Underlying Funds”) to a structure that primarily relies on direct investments to achieve the Portfolios’ investment objectives. The implementation of the new principal investment strategy in these Portfolios will be done by utilizing a redemption in-kind from the Underlying Funds Portfolios.

On May 11, 2021, shareholders approved an amended management agreement for the Portfolios. Additionally, a Shareholder Services and Distribution Plan was approved for Balanced Asset Allocation, Capital Growth Asset Allocation, and Preservation Asset Allocation pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

As of the close of business on June 4, 2021, the Underlying Funds settled the redemption of portfolio shares by delivering portfolio securities and other assets to the Portfolios. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Academic Strategies	Balanced Asset Allocation	Capital Growth Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
Cohen & Steers Realty	$140,761,833	$-	$-	$-	$140,761,833
Hotchkis & Wiley Large-Cap Value	55,839,525	388,161,767	639,306,779	125,322,843	1,208,630,914
International Growth	182,004,139	428,065,407	696,362,502	140,425,681	1,446,857,729
International Value	282,687,801	451,654,650	732,236,023	147,592,723	1,614,171,197
Jennison Large-Cap Growth	16,751,614	227,901,524	376,058,806	73,138,897	693,850,841
Large-Cap Core	-	1,209,003,038	1,944,452,485	405,657,378	3,559,112,901
Loomis Sayles Large-Cap Growth	19,837,354	358,969,325	588,792,823	115,519,674	1,083,119,176
MFS Growth	16,444,257	212,868,145	352,959,931	67,557,221	649,829,554
MFS Large-Cap Value	66,014,695	453,744,021	749,570,169	145,434,847	1,414,763,732
Mid-Cap Growth	106,731,527	30,767,275	47,402,844	13,407,969	198,309,615
Mid-Cap Value	200,841,879	49,058,200	77,651,867	18,869,188	346,421,134

B24

Underlying Portfolio Name	Academic Strategies	Balanced Asset Allocation	Capital Growth Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
T. Rowe Price Large-Cap Growth	$20,241,842	$293,469,188	$483,437,161	$94,309,061	$891,457,252
T. Rowe Price Large-Cap Value	51,658,764	467,364,705	765,350,148	151,485,652	1,435,859,269
Total	$1,159,815,230	$4,571,027,245	$7,453,581,538	$1,498,721,134	$14,683,145,147

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, but the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolio

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

B25

Foreign Securities Risk: A Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of a Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Investments in China Risk: Investments in China subject a Portfolio to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Portfolios’ investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Portfolio invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing a Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges, including changes to technology or consumer tastes, and may grow more slowly than smaller companies, especially during market cycles corresponding to periods of economic expansion. Market capitalizations of companies change over time.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may

B26

not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on a Portfolio’s ability to sell the securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as mid-sized companies generally experience higher growth and failure rates, and typically have less access to capital.

Non-Diversification Risk: A Portfolio is considered “diversified” if, with respect to 75 percent of its total assets, it invests no more than 5 percent of its total assets in the securities of one issuer, and its investments in such issuer represent no more than 10 percent of that issuer’s outstanding voting securities. To the extent that a Portfolio is not diversified, there is a risk that the Portfolio may be adversely affected by the performance of relatively few securities or the securities of a single issuer, including changes in the market value of a single issuer’s securities and unfavorable market and economic developments. A non-diversified Portfolio is therefore more exposed to losses caused by a smaller group of portfolio holdings than a diversified Portfolio.

Real Estate Risk: Investments in REITs and real estate-linked derivative instruments will subject a Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, construction delays and the supply of real estate generally, extended vacancies of properties, and the management skill and credit worthiness of the issuer. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to tax laws, or failure by the REIT to qualify for tax-free pass-through of income under the tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property and, as a result, may be more exposed to events that adversely affect such properties or areas than REITs that invest more broadly.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since a Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. A value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style. In addition, the Portfolio’s value investment style may go out of favor with investors, negatively affecting the Portfolio’s performance.

B27

11. Reorganization

On January 24, 2020, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST AQR Emerging Markets Equity Portfolio (“AQR Emerging Markets Equity”) and AST AQR Large-Cap Portfolio (“AQR Large-Cap”) (the “Merged Portfolios”) for shares of Emerging Markets Equity and Large-Cap Core (the “Acquiring Portfolios”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on July 15, 2020 and the reorganization took place at the close of business on August 14, 2020.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolios:

Merged Portfolio	Total Investment Value	Total Investment Cost
AQR Emerging Markets Equity	$21,167,150	$19,288,817
AQR Large-Cap	24,282,275	20,477,315

The purpose of the transactions was to combine two portfolios with substantially similar investment objectives and policies.

The acquisitions were accomplished by a tax-free exchange of the following shares on August 14, 2020:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AQR Emerging Markets Equity	2,899,831	Emerging Markets Equity	4,103,328	$35,124,491
AQR Large-Cap	1,285,681	Large-Cap Core	1,234,206	26,720,555

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation on Investments	Acquiring Portfolio	Net Assets
AQR Emerging Markets Equity	$35,124,491	$1,878,333	Emerging Markets Equity	$512,393,433
AQR Large-Cap	26,720,555	3,804,960	Large-Cap Core	3,241,988,782

Assuming the acquisition had been completed on January 1, 2020, the Acquiring Portfolios’ unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Emerging Markets Equity	$6,459,013	$48,181,237	$54,640,250
Large-Cap Core	31,649,539	78,044,063	109,693,602

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Portfolios, plus net investment income from the Merged Portfolios pre-merger as follows: AQR Emerging Markets Equity $289,632 and AQR Large-Cap $5,870,555.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Portfolios, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: AQR Emerging Markets Equity $(33,936,149) and AQR Large-Cap $(357,161,704).

Since both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

B28

Since the combined investment portfolios had been managed as single integrated portfolios since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolios’ Statement of Operations since August 14, 2020 for the Plan.

On September 10, 2020, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST WEDGE Capital Mid-Cap Value Portfolio (“WEDGE Capital Mid-Cap Value”) (the “Merged Portfolio”) for shares of Mid-Cap Value (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on January 7, 2021 and the reorganization took place at the close of business on February 19, 2021.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
WEDGE Capital Mid-Cap Value	$327,134,928	$241,395,398

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 19, 2021:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
WEDGE Capital Mid-Cap Value	12,754,143	Mid-Cap Value	8,520,487	$329,231,610

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized appreciation on Investments	Acquiring Portfolio	Net Assets
WEDGE Capital Mid-Cap Value	$329,231,610	$85,739,530	Mid-Cap Value	$859,547,330

Assuming the acquisition had been completed on January 1, 2021, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2021 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
Mid-Cap Value	$3,229,637	$236,437,632	$239,667,269

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2021) of the Acquiring Portfolio, plus net investment loss from the Merged Portfolio pre-merger as follows: WEDGE Capital Mid-Cap Value $(150,178).

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (reporting period ended June 30, 2021) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: WEDGE Capital Mid-Cap Value $21,535,266.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 19, 2021.

B29

On June 16, 2021, the Board approved the reorganization (the “Reorganization”) of AST QMA US Equity Alpha Portfolio (the “Target Portfolio”) into Large-Cap Core (the “Acquiring Portfolio”). The Reorganization is subject to shareholder approval by the Target Portfolio. A special meeting of the Target Portfolio shareholders will be held on September 9, 2021. It is expected that the Reorganization, if approved, would be completed on or around October 15, 2021.

12. Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

B30

Financial Highlights

(Unaudited)

AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.05		$14.46	$11.02		$11.57		$10.89	$10.39

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.22	0.19		0.21		0.18	0.13
Net realized and unrealized gain (loss) on investment transactions	3.02		(0.63)	3.25		(0.76)		0.50	0.37

Total from investment operations	3.04		(0.41)	3.44		(0.55)		0.68	0.50

Capital Contributions	—		—	—	(b)(c)	—		—	—	(c)(d)

Net Asset Value, end of period	$17.09		$14.05	$14.46		$11.02		$11.57	$10.89

Total Return(e)	21.64%		(2.84)%	31.22	%(f)	(4.75)%		6.24%	4.81	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$492		$547	$616		$506		$656	$676
Average net assets (in millions)	$572		$502	$600		$596		$654	$720
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.10	%(h)	1.08%	1.05%		1.05%		1.04%	1.03%
Expenses before waivers and/or expense reimbursement	1.11	%(h)	1.11%	1.10%		1.11%		1.10%	1.10%
Net investment income (loss)	0.28	%(h)	1.64%	1.45%		1.89%		1.63%	1.19%
Portfolio turnover rate(i)	24	%(j)	89%	79%		56%		79%	88%

AST Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$10.25		$9.85	$8.69		$10.11		$8.00	$7.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.11	0.18		0.17		0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.77		0.29	0.98		(1.61)		1.99	0.78

Total from investment operations	0.83		0.40	1.16		(1.44)		2.11	0.88

Capital Contributions	—		—	—	(b)(c)(k)	0.02	(k)	—	—	(c)(d)

Net Asset Value, end of period	$11.08		$10.25	$9.85		$8.69		$10.11	$8.00

Total Return(e)	8.10%		4.06%	13.35	%(f)	(14.05	)%(l)	26.38%	12.36	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$583		$781	$417		$337		$511	$412
Average net assets (in millions)	$754		$465	$398		$449		$458	$401
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.28	%(h)	1.33%	1.38%		1.41%		1.39%	1.48%
Expenses before waivers and/or expense reimbursement	1.28	%(h)	1.43%	1.38%		1.41%		1.39%	1.48%
Net investment income (loss)	1.03	%(h)	1.33%	1.92%		1.74%		1.30%	1.28%
Portfolio turnover rate(i)	26%		134%	18%		9%		13%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(k)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.25)%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020		2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.64		$25.03		$20.41		$23.75		$21.17	$17.03

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		0.12		0.17		0.10		0.11	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.14		0.49	(b)	4.45		(3.44)		2.47	4.00

Total from investment operations	5.12		0.61		4.62		(3.34)		2.58	4.13

Capital Contributions	—		—		—	(c)(d)	—	(d)(e)	—	0.01	(f)

Net Asset Value, end of period	$30.76		$25.64		$25.03		$20.41		$23.75	$21.17

Total Return(g)	19.97%		2.44%		22.64	%(h)	(14.06	)%(h)	12.19%	24.31	%(i)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$901		$905		$956		$791		$1,025	$933
Average net assets (in millions)	$973		$734		$911		$981		$965	$814
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.03	%(k)	1.05%		1.03%		1.03%		1.03%	1.04%
Expenses before waivers and/or expense reimbursement	1.04	%(k)	1.06%		1.04%		1.04%		1.04%	1.05%
Net investment income (loss)	(0.11	)%(k)	0.60%		0.73%		0.43%		0.49%	0.71%
Portfolio turnover rate(l)	47%		111%		58%		55%		56%	70%

AST Hotchkis & Wiley Large-Cap Value Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020		2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$33.18		$33.08		$25.54		$29.76		$24.96	$20.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.50		0.51		0.52		0.38	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.94		(0.40	)(b)	7.03		(4.78)		4.42	3.75

Total from investment operations	8.15		0.10		7.54		(4.26)		4.80	4.09

Capital Contributions	—		—		—	(c)(d)(e)	0.04	(e)	—0.04 (f)

Net Asset Value, end of period	$41.33		$33.18		$33.08		$25.54		$29.76	$24.96

Total Return(g)	24.60%		0.27%		29.52	%(h)	(14.18	)%(m)	19.23%	19.83	%(n)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,315		$2,166		$1,531		$1,704		$1,884	$1,438
Average net assets (in millions)	$2,245		$1,304		$1,599		$1,856		$1,679	$1,264
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.81	%(k)	0.83%		0.82%		0.83%		0.83%	0.84%
Expenses before waivers and/or expense reimbursement	0.82	%(k)	0.84%		0.83%		0.83%		0.83%	0.84%
Net investment income (loss)	1.08	%(k)	1.82%		1.71%		1.73%		1.41%	1.57%
Portfolio turnover rate(l)	15	%(o)	58%		16%		44%		33%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)	Amount rounds to zero.
(e)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(h)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.25%.
(j)	Does not include expenses of the underlying funds in which the Portfolio invests.
(k)	Annualized.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.31)%.
(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 19.64%.
(o)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

AST International Growth Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.96		$20.53	$15.54		$17.93		$13.24	$13.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		(0.01)	0.11		0.13		0.11	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.32		6.44	4.88		(2.54)		4.58	(0.64)

Total from investment operations	2.36		6.43	4.99		(2.41)		4.69	(0.54)

Capital Contributions	—		—	—	(b)(c)(d)	0.02	(c)	—	0.02	(e)

Net Asset Value, end of period	$29.32		$26.96	$20.53		$15.54		$17.93	$13.24

Total Return(f)	8.75%		31.32%	32.11	%(g)	(13.33	)%(h)	35.42%	(3.78	)%(i)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$799		$2,185	$2,207		$1,776		$2,577	$1,959
Average net assets (in millions)	$2,001		$1,944	$2,082		$2,412		$2,353	$2,047
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.07	%(k)	1.09%	1.08%		1.08%		1.08%	1.09%
Expenses before waivers and/or expense reimbursement	1.09	%(k)	1.11%	1.10%		1.09%		1.09%	1.10%
Net investment income (loss)	0.27	%(k)	(0.03)%	0.61%		0.70%		0.67%	0.78%
Portfolio turnover rate(l)	13	%(m)	57%	29%		38%		48%	61%

AST International Value Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.33		$21.46	$17.88		$21.32		$17.36	$17.26

Income (Loss) From Investment Operations:
Net investment income (loss)	0.40		0.27	0.51		0.49		0.42	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.33		(0.40)	3.06		(3.95)		3.54	(0.32)

Total from investment operations	1.73		(0.13)	3.57		(3.46)		3.96	0.06

Capital Contributions	—		—	0.01	(b)(c)	0.02	(c)	—	0.04	(e)

Net Asset Value, end of period	$23.06		$21.33	$21.46		$17.88		$21.32	$17.36

Total Return(f)	8.11%		(0.61)%	20.02	%(n)	(16.14	)%(o)	22.81%	0.58	%(p)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$459		$1,908	$1,993		$1,582		$2,322	$1,908
Average net assets (in millions)	$1,769		$1,588	$1,829		$2,080		$2,184	$1,901
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.09	%(k)	1.10%	1.09%		1.10%		1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.09	%(k)	1.11%	1.10%		1.10%		1.10%	1.10%
Net investment income (loss)	3.57	%(k)	1.47%	2.58%		2.37%		2.18%	2.26%
Portfolio turnover rate(l)	18	%(m)	54%	23%		26%		21%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (13.44)%.
(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (3.93)%.
(j)	Does not include expenses of the underlying funds in which the Portfolio invests.
(k)	Annualized.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 19.96%.
(o)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.23)%.
(p)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.35%.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

AST J.P. Morgan International Equity Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$36.57		$32.34	$25.42		$30.80		$23.76	$23.31

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36		0.26	0.50		0.58		0.43	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.04		3.97	6.40		(5.98)		6.61	(0.02)

Total from investment operations	2.40		4.23	6.90		(5.40)		7.04	0.40

Capital Contributions	—		—	0.02	(b)(c)	0.02	(c)	—	0.05	(d)

Net Asset Value, end of period	$38.97		$36.57	$32.34		$25.42		$30.80	$23.76

Total Return(e)	6.56%		13.08%	27.22	%(f)	(17.47	)%(g)	29.63%	1.93	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$503		$482	$448		$358		$481	$359
Average net assets (in millions)	$494		$395	$422		$448		$430	$362
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.99	%(j)	1.04%	1.01%		1.01%		1.01%	1.03%
Expenses before waivers and/or expense reimbursement	0.99	%(j)	1.04%	1.01%		1.01%		1.01%	1.03%
Net investment income (loss)	1.89	%(j)	0.84%	1.72%		1.96%		1.57%	1.81%
Portfolio turnover rate(k)	18%		58%	25%		31%		18%	24%

AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$62.40		$40.50	$30.55		$31.05		$22.86	$23.20

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.20)		(0.24)	(0.08)		(0.06)		(0.03)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.53		22.14	10.03		(0.44)		8.22	(0.31)

Total from investment operations	6.33		21.90	9.95		(0.50)		8.19	(0.34)

Capital Contributions	—		—	—	(b)(l)	—	(c)(l)	—	—	(d)(l)

Net Asset Value, end of period	$68.73		$62.40	$40.50		$30.55		$31.05	$22.86

Total Return(e)	10.14%		54.04%	32.60	%(m)	(1.61	)%(m)	35.83%	(1.47	)%(m)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$976		$1,795	$1,255		$952		$1,152	$784
Average net assets (in millions)	$1,595		$1,383	$1,147		$1,190		$789	$858
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.98	%(j)	0.99%	0.99%		0.99%		0.99%	1.00%
Expenses before waivers and/or expense reimbursement	0.98	%(j)	0.99%	0.99%		0.99%		0.99%	1.00%
Net investment income (loss)	(0.65	)%(j)	(0.49)%	(0.22)%		(0.17)%		(0.12)%	(0.15)%
Portfolio turnover rate(k)	22	%(n)	87%	44%		39%		61%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 27.14%.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (17.53)%.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.72%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Amount rounds to zero.
(m)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(n)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

AST Large-Cap Core Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.03		$21.62	$17.27		$18.60		$15.32	$13.82

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.20	0.25		0.19		0.17	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.73		2.21	4.10		(1.52)		3.11	1.31

Total from investment operations	3.81		2.41	4.35		(1.33)		3.28	1.50

Capital Contributions	—		—	—	(b)(c)	—	(c)(d)	—	—	(c)(e)

Net Asset Value, end of period	$27.84		$24.03	$21.62		$17.27		$18.60	$15.32

Total Return(f)	15.86%		11.15%	25.19	%(g)	(7.15	)%(g)	21.41%	10.85	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$273		$3,610	$2,113		$2,110		$2,654	$2,947
Average net assets (in millions)	$3,260		$2,675	$2,211		$2,535		$2,770	$2,863
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.80	%(i)	0.81%	0.81%		0.81%		0.81%	0.80%
Expenses before waivers and/or expense reimbursement	0.82	%(i)	0.82%	0.83%		0.82%		0.82%	0.82%
Net investment income (loss)	0.65	%(i)	0.96%	1.26%		0.98%		1.05%	1.34%
Portfolio turnover rate(j)	24	%(k)	127%	93%		82%		87%	90%

AST Loomis Sayles Large-Cap Growth Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$84.06		$63.87	$48.53		$49.87		$37.50	$35.52

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.04)	0.18		0.16		0.18	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.54		20.23	15.16		(1.52)		12.19	1.71

Total from investment operations	11.51		20.19	15.34		(1.36)		12.37	1.93

Capital Contributions	—		—	—	(b)(c)(d)	0.02	(d)	—0.05 (e)

Net Asset Value, end of period	$95.57		$84.06	$63.87		$48.53		$49.87	$37.50

Total Return(f)	13.69%		31.59%	31.63	%(g)	(2.69	)%(l)	32.99%	5.57	%(m)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,683		$2,781	$2,899		$2,318		$2,954	$2,293
Average net assets (in millions)	$2,584		$2,654	$2,708		$2,849		$2,679	$2,364
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.91	%(i)	0.91%	0.91%		0.91%		0.91%	0.92%
Expenses before waivers and/or expense reimbursement	0.97	%(i)	0.97%	0.97%		0.97%		0.97%	0.98%
Net investment income (loss)	(0.08	)%(i)	(0.06)%	0.32%		0.31%		0.41%	0.61%
Portfolio turnover rate(j)	0	%(c)(k)	33%	13%		8%		13%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (2.73)%.
(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 5.43%.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

AST MFS Global Equity Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.54		$24.12	$18.56		$20.52		$16.57	$15.47

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.12	0.22		0.18		0.15	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.10		3.30	5.34		(2.15)		3.80	0.95

Total from investment operations	3.20		3.42	5.56		(1.97)		3.95	1.08

Capital Contributions	—		—	—	(b)(c)(d)	0.01	(c)	—	0.02	(e)

Net Asset Value, end of period	$30.74		$27.54	$24.12		$18.56		$20.52	$16.57

Total Return(f)	11.62%		14.18%	29.96	%(g)	(9.55	)%(h)	23.84%	7.11	%(i)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$784		$749	$725		$586		$754	$615
Average net assets (in millions)	$768		$642	$685		$707		$699	$607
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.10	%(k)	1.12%	1.11%		1.11%		1.11%	1.13%
Expenses before waivers and/or expense reimbursement	1.11	%(k)	1.13%	1.11%		1.11%		1.11%	1.13%
Net investment income (loss)	0.72	%(k)	0.52%	1.03%		0.90%		0.81%	0.81%
Portfolio turnover rate(l)	6%		32%	10%		10%		10%	28%

AST MFS Growth Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$43.54		$33.37	$24.22		$23.71		$18.14	$17.80

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.13)		(0.15)	(0.08)		(0.06)		(0.02)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.78		10.32	9.23		0.56		5.59	0.36

Total from investment operations	5.65		10.17	9.15		0.50		5.57	0.33

Capital Contributions	—		—	—	(b)(c)(d)	0.01	(c)	—	0.01	(e)

Net Asset Value, end of period	$49.19		$43.54	$33.37		$24.22		$23.71	$18.14

Total Return(f)	12.98%		30.48%	37.78	%(g)	2.15	%(m)	30.71%	1.91	%(n)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,051		$1,759	$1,393		$1,057		$1,217	$1,070
Average net assets (in millions)	$1,595		$1,472	$1,282		$1,266		$1,097	$1,132
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.96	%(k)	0.96%	0.97%		0.97%		0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.98	%(k)	0.98%	0.98%		0.98%		0.99%	0.99%
Net investment income (loss)	(0.60	)%(k)	(0.40)%	(0.28)%		(0.24)%		(0.11)%	(0.16)%
Portfolio turnover rate(l)	7	%(o)	60%	15%		17%		29%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.60)%.
(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.98%.
(j)	Does not include expenses of the underlying funds in which the Portfolio invests.
(k)	Annualized.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.11%.
(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.85%.
(o)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

AST MFS Large-Cap Value Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.27		$23.36	$18.06		$20.10		$17.13	$15.10

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.30	0.31		0.29		0.24	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.41		0.61	4.99		(2.33)		2.73	1.79

Total from investment operations	3.56		0.91	5.30		(2.04)		2.97	2.03

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)

Net Asset Value, end of period	$27.83		$24.27	$23.36		$18.06		$20.10	$17.13

Total Return(f)	14.67%		3.90%	29.35	%(g)	(10.15	)%(g)	17.34%	13.44	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$891		$2,133	$1,974		$1,360		$1,579	$1,160
Average net assets (in millions)	$2,037		$1,805	$1,737		$1,537		$1,341	$970
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.92	%(i)	0.92%	0.93%		0.93%		0.93%	0.95%
Expenses before waivers and/or expense reimbursement	0.93	%(i)	0.92%	0.93%		0.93%		0.93%	0.95%
Net investment income (loss)	1.13	%(i)	1.39%	1.46%		1.46%		1.29%	1.47%
Portfolio turnover rate(j)	6	%(k)	46%	15%		9%		16%	33%

AST Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.83		$11.74	$9.02		$9.43		$7.42	$7.30

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)		(0.06)	(0.03)		(0.02)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00		4.15	2.75		(0.39)		2.03	0.13

Total from investment operations.	0.94		4.09	2.72		(0.41)		2.01	0.11

Capital Contributions	—		—	—	(b)(d)	—	(c)(d)	—	0.01	(e)

Net Asset Value, end of period	$16.77		$15.83	$11.74		$9.02		$9.43	$7.42

Total Return(f)	5.94%		34.84%	30.16	%(g)	(4.35	)%(g)	27.09%	1.64	%(l)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,392		$1,603	$1,417		$1,160		$1,437	$1,183
Average net assets (in millions)	$1,534		$1,340	$1,378		$1,410		$1,338	$1,221
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.05	%(i)	1.04%	1.00%		0.98%		0.98%	0.98%
Expenses before waivers and/or expense reimbursement	1.08	%(i)	1.09%	1.08%		1.08%		1.08%	1.08%
Net investment income (loss)	(0.82	)%(i)	(0.49)%	(0.30)%		(0.24)%		(0.25)%	(0.21)%
Portfolio turnover rate(j)	22	%(k)	78%	125%		66%		57%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.50%.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

AST Mid-Cap Value Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$34.67		$35.30	$29.16		$34.91		$30.68	$25.95

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.36	0.51		0.43		0.40	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.77		(0.99)	5.63		(6.18)		3.83	4.36

Total from investment operations	7.90		(0.63)	6.14		(5.75)		4.23	4.70

Capital Contributions	—		—	—	(b)(c)	—	(c)(d)	—	0.03	(e)

Net Asset Value, end of period	$42.57		$34.67	$35.30		$29.16		$34.91	$30.68

Total Return(f)	22.79%		(1.78)%	21.01	%(g)	(16.47	)%(g)	13.79%	18.23	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$892		$798	$849		$715		$1,009	$919
Average net assets (in millions)	$1,081		$667	$821		$922		$968	$816
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.98	%(j)	1.01%	1.00%		0.99%		0.99%	1.00%
Expenses before waivers and/or expense reimbursement	0.99	%(j)	1.01%	1.00%		0.99%		0.99%	1.00%
Net investment income (loss)	0.63	%(j)	1.25%	1.54%		1.25%		1.23%	1.25%
Portfolio turnover rate(k)	99	%(l)	49%	18%		20%		27%	30%

AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$78.72		$53.05	$40.78		$44.51		$35.92	$32.05

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.33)		(0.26)	(0.14)		(0.18)		(0.19)	(0.10)
Net realized and unrealized gain (loss) on investment	6.08		25.93	12.41		(3.55)		8.78	3.96

Total from investment operations.	5.75		25.67	12.27		(3.73)		8.59	3.86

Capital Contributions	—		—	—	(b)(c)	—		—	0.01	(e)

Net Asset Value, end of period	$84.47		$78.72	$53.05		$40.78		$44.51	$35.92

Total Return(f)	7.30%		48.39%	30.12	%(g)	(8.38)%		23.91%	12.07	%(m)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$992		$1,012	$863		$680		$884	$756
Average net assets (in millions)	$1,025		$793	$836		$904		$805	$697
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.99	%(j)	1.00%	0.99%		0.99%		0.99%	1.00%
Expenses before waivers and/or expense reimbursement	0.99	%(j)	1.00%	0.99%		0.99%		0.99%	1.01%
Net investment income (loss)	(0.80	)%(j)	(0.45)%	(0.28)%		(0.38)%		(0.49)%	(0.31)%
Portfolio turnover rate(k)	23%		97%	50%		56%		60%	91%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 18.11%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 12.04%.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

AST Small-Cap Growth Opportunities Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$32.62		$24.13	$17.68		$19.82		$15.53	$14.41

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.13)		(0.14)	(0.11)		(0.09)		(0.08)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.21		8.63	6.56		(2.05)		4.37	1.15

Total from investment operations	1.08		8.49	6.45		(2.14)		4.29	1.11

Capital Contributions.	—		—	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)

Net Asset Value, end of period	$33.70		$32.62	$24.13		$17.68		$19.82	$15.53

Total Return(f)	3.31%		35.18%	36.48	%(g)	(10.80	)%(g)	27.62%	7.77	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$805		$822	$788		$616		$852	$722
Average net assets (in millions)	$812		$684	$750		$857		$781	$690
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.05	%(j)	1.06%	1.05%		1.05%		1.05%	1.06%
Expenses before waivers and/or expense reimbursement	1.05	%(j)	1.06%	1.05%		1.05%		1.05%	1.06%
Net investment income (loss)	(0.77	)%(j)	(0.56)%	(0.51)%		(0.43)%		(0.47)%	(0.27)%
Portfolio turnover rate(k)	34%		96%	72%		65%		57%	71%

AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$29.22		$28.97	$23.75		$28.64		$26.68	$20.65

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.20	0.24		0.18		0.14	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.35		0.05 (l)	4.98		(5.07)		1.82	5.88

Total from investment operations	7.41		0.25	5.22		(4.89)		1.96	5.99

Capital Contributions	—		—	—	(b)(d)	—	(c)(d)	—	0.04	(e)

Net Asset Value, end of period	$36.63		$29.22	$28.97		$23.75		$28.64	$26.68

Total Return(f)	25.36%		0.86%	21.98	%(g)	(17.07	)%(g)	7.35%	29.20	%(m)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$876		$772	$725		$589		$979	$1,066
Average net assets (in millions)	$892		$544	$703		$884		$1,035	$930
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.00	%(j)	1.03%	1.01%		1.00%		0.99%	1.00%
Expenses before waivers and/or expense reimbursement	1.00	%(j)	1.03%	1.01%		1.00%		0.99%	1.00%
Net investment income (loss)	0.33	%(j)	0.85%	0.90%		0.65%		0.53%	0.49%
Portfolio turnover rate(k)	34%		99%	67%		51%		50%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.70%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 29.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period.	$64.52		$46.15	$35.99		$34.65		$25.13	$24.47

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.17)		(0.23)	(0.04)		0.04		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.45		18.60	10.20		1.30		9.54	0.65

Total from investment operations	8.28		18.37	10.16		1.34		9.52	0.64

Capital Contributions	—		—	—	(b)(c)	—	(c)(d)	—	0.02	(e)

Net Asset Value, end of period	$72.80		$64.52	$46.15		$35.99		$34.65	$25.13

Total Return(f)	12.83%		39.80%	28.23	%(g)	3.87	%(g)	37.88%	2.70	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,773		$3,593	$2,939		$2,373		$2,622	$1,664
Average net assets (in millions)	$3,453		$2,993	$2,768		$2,763		$2,257	$1,688
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.88	%(j)	0.90%	0.90%		0.90%		0.92%	0.95%
Expenses before waivers and/or expense reimbursement	0.93	%(j)	0.94%	0.94%		0.94%		0.94%	0.96%
Net investment income (loss)	(0.52	)%(j)	(0.44)%	(0.09)%		0.11%		(0.08)%	(0.06)%
Portfolio turnover rate(k)	5	%(l)	42%	28%		33%		41%	42%

AST T. Rowe Price Large-Cap Value Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.58		$17.23	$13.68		$15.14		$12.99	$12.24

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.31	0.33		0.26		0.23	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.03		0.04 (m)	3.22		(1.72)		1.92	0.54

Total from investment operations	3.15		0.35	3.55		(1.46)		2.15	0.74

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)

Net Asset Value, end of period	$20.73		$17.58	$17.23		$13.68		$15.14	$12.99

Total Return(f)	17.92%		2.09%	25.97	%(g)	(9.64	)%(g)	16.55%	6.13	%(n)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,678		$2,860	$3,090		$1,302		$1,272	$861
Average net assets (in millions)	$2,852		$2,504	$2,451		$1,282		$1,098	$535
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.81	%(j)	0.79%	0.79%		0.88%		0.83%	0.81%
Expenses before waivers and/or expense reimbursement	0.82	%(j)	0.82%	0.84%		0.93%		0.94%	0.96%
Net investment income (loss)	1.26	%(j)	2.05%	2.08%		1.71%		1.65%	1.63%
Portfolio turnover rate(k)	8	%(l)	78%	73%		44%		41%	167%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.62%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(m)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.02		$22.52	$19.27		$23.12		$20.96	$16.82

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.34	0.39		0.33		0.41	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.12		(0.84)	2.86		(4.19)		1.75	3.90

Total from investment operations	3.36		(0.50)	3.25		(3.86)		2.16	4.11

Capital Contributions	—		—	—	(b)(c)(d)	0.01	(c)	—	0.03	(e)

Net Asset Value, end of period	$25.38		$22.02	$22.52		$19.27		$23.12	$20.96

Total Return(f)	15.26%		(2.22)%	16.87	%(g)	(16.65	)%(h)	10.31%	24.61	%(i)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$666		$401	$417		$325		$543	$529
Average net assets (in millions)	$571		$327	$394		$481		$551	$465
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.00	%(k)	1.05%	1.03%		1.02%		1.02%	1.03%
Expenses before waivers and/or expense reimbursement .	1.02	%(k)	1.07%	1.04%		1.03%		1.02%	1.03%
Net investment income (loss)	1.99	%(k)	1.79%	1.84%		1.43%		1.94%	1.09%
Portfolio turnover rate(l)	21%		102%	50%		49%		84%	93%

AST Wellington Management Hedged Equity Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.57		$17.42	$14.45		$15.21		$13.39	$12.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.11	0.16		0.14		0.11	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		1.04	2.81		(0.90)		1.71	0.73

Total from investment operations	1.40		1.15	2.97		(0.76)		1.82	0.82

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)

Net Asset Value, end of period	$19.97		$18.57	$17.42		$14.45		$15.21	$13.39

Total Return(f)	7.48%		6.66%	20.55	%(g)	(5.00	)%(g)	13.59%	6.52	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,065		$2,026	$2,127		$1,779		$2,231	$2,091
Average net assets (in millions)	$2,055		$1,862	$2,031		$2,101		$2,169	$2,042
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.03	%(k)	1.03%	1.03%		1.03%		1.08%	1.09%
Expenses before waivers and/or expense reimbursement	1.09	%(k)	1.08%	1.09%		1.08%		1.09%	1.09%
Net investment income (loss)	0.59	%(k)	0.67%	0.98%		0.92%		0.80%	0.71%
Portfolio turnover rate(l)	20%		89%	58%		48%		59%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.19)%.
(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.43%.
(j)	Does not include expenses of the underlying funds in which the Portfolio invests.
(k)	Annualized.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2021

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 14-16, 2021 (the Meeting) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders. 2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2032 because the Portfolios recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the AST Bond Portfolio 2032 agreements as part of its annual review of the Trust’s advisory agreements in 2022.

affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2020. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Cohen & Steers Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.10% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Emerging Markets Equity Portfolio (formerly AST Parametric Emerging Markets Equity Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered that effective April 2020, the Board approved the appointment of two new subadvisers to replace the Portfolio’s prior subadviser, and the Portfolio’s performance prior to April 2020 was not attributable to the Portfolio’s current subadvisers. As a result, the Board concluded that the current subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.30% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods though it underperformed its benchmark index over the remaining periods.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance was primarily attributable to performance challenges in 2020. In that regard, the Board noted that when it considered the performance of the Portfolio one year before (for periods ended December 31, 2019), the Portfolio ranked in the first or second quartile of its Peer Universe over all periods and also had outperformed its benchmark index over all periods.

•	The Board noted that the Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Hotchkis & Wiley Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten- year periods though it underperformed its benchmark index over the remaining periods.

•

The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its Peer Universe median and benchmark index over all measured periods through March 31, 2021.

•	The Board noted that the Manager had contractually agreed to waive 0.009% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.020% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods, though the Portfolio outperformed its benchmark index over the one-year period ended March 31, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1stQuartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Core Portfolio (formerly, AST QMA Large-Cap Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.015% of its management fee through June 30, 2022.

•

The Board considered that effective April 2020, the Board approved the appointment of two additional subadvisers, and the Portfolio’s performance prior to April 2020 was not attributable to the Portfolio’s current mix of subadvisers. As a result, the Board concluded that the current mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.81% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that the strategy’s style was out of favor for approximately 18 months, affecting the Portfolio’s longer-term performance. The Board further considered the Manager’s assertion that the underperformance was temporary and noted, in that regard, that the Portfolio beat its benchmark index by over 170 basis points and its Peer Universe median by 230 basis points during the first quarter of 2021.

•	The Board noted that the Manager had contractually agreed to waive 0.060% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.0067% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and ten-year periods, though it underperformed over the remaining periods.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance was primarily attributable to performance challenges in 2020. In that regard, the Board noted that when it considered the performance of the Portfolio one year before (for periods ended December 31, 2019), the Portfolio ranked in the first or second quartile of its Peer Universe over all periods and also had outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0185% of its investment management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0045% of its investment management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fee: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the remaining periods.

•

The Board considered that effective April 2019, the Board approved the appointment of two new subadvisers to replace the Portfolio’s prior subadviser, and the Portfolio’s performance prior to April 2019 was not attributable to the Portfolio’s current subadvisers. As a result, the Board concluded that the current subadvisers should be afforded more time to develop their own performance record.

•	The Board noted that the Manager had contractually agreed to waive 0.0047% of its investment management fee through June 30, 2022.

•

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio (formerly AST Neuberger Berman / LSV Mid-Cap Value Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered that effective February 2021, the Board approved the appointment of three new subadvisers to replace the Portfolio’s prior subadviser, and the Portfolio’s performance prior to February 2021 was not attributable to the Portfolio’s current subadvisers. As a result, the Board concluded that the current subadvisers should be afforded more time to develop their own performance record.

•	The Board noted that the Manager had contractually agreed to waive 0.0051% of its management fee through June 30, 2022.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.00% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the remaining periods.

•

The Board considered the Manager’s assertion that performance was primarily attributable to performance challenges of one of the Portfolio’s sub-advisers in 2020 and the first quarter of 2021, affecting the Portfolio’s longer-term performance. The Board further considered the Manager’s assertion that the underperformance was temporary and noted, in that regard, that sleeve managed by such sub-adviser beat its benchmark index by over 651 basis points and it Peer Universe median by 886 basis points over the one-year period ended March 31, 2021.

•	The Board also noted that the Portfolio placed in the second quartile of its Peer Universe for the one-year period ended March 31 2021.

•

After conversations with the Board, the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2022, placing the Portfolio in the second quartile for net total expenses.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0373% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the remaining periods.

•

The Board considered the Portfolio’s recent performance had improved, with the Portfolio outperforming its Peer Universe median for the one-year period and outperforming its benchmark index for the one-and three-year periods ended March 31, 2021.

•	The Board noted that the Manager had contractually agreed to waive 0.0128% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0152% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the remaining periods.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance was primarily attributable to performance challenges in 2020. In that regard, the Board noted that when it considered the performance of the Portfolio one year before (for periods ended December 31, 2019), the Portfolio ranked in the second quartile of its Peer Universe over the one-, three-, and five-year periods and also had outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.055% of its management fee through June 30, 2022.

•

The Board considered that the subadviser’s option strategy is designed to mitigate capital losses in adverse markets but will weigh on overall performance in flat or rising market environments, which was the case beginning in the second through the fourth quarters of 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

     The Prudential Insurance Company of America

     751 Broad Street

     Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2021 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-A

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2021

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Cohen and Steers Global Realty Portfolio

AST Government Money Market Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2021, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

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Advanced Series Trust	Semiannual Report	June 30, 2021
Table of Contents

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1

	AST Bond Portfolio 2021	A2

	AST Bond Portfolio 2022	A9

	AST Bond Portfolio 2023	A17

	AST Bond Portfolio 2024	A25

	AST Bond Portfolio 2025	A30

	AST Bond Portfolio 2026	A36

	AST Bond Portfolio 2027	A43

	AST Bond Portfolio 2028	A52

	AST Bond Portfolio 2029	A60

	AST Bond Portfolio 2030	A66

	AST Bond Portfolio 2031	A77

	AST Bond Portfolio 2032	A87

	AST Cohen and Steers Global Realty Portfolio	A94

	AST Government Money Market Portfolio	A98

	AST High Yield Portfolio	A102

	AST Investment Grade Bond Portfolio	A128

	AST Multi-Sector Fixed Income Portfolio	A143

	AST Prudential Core Bond Portfolio	A173

	AST QMA US Equity Alpha Portfolio	A204

	AST Quantitative Modeling Portfolio	A217

	AST Western Asset Core Plus Bond Portfolio	A220

	AST Western Asset Emerging Markets Debt Portfolio	A261

Section B	Notes to Financial Statements

Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust	Semiannual Report	June 30, 2021
Letter to Contract Owners

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2021

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited

AST Bond Portfolio 2021

Credit Quality	% of Total Investments

AAA	49.2%

AA	6.9%

A	20.0%

BBB	13.2%

BB	0.3%

Cash/Cash Equivalents	10.4%

Total Investments	100.0%

AST Bond Portfolio 2022

Credit Quality	% of Total Investments

AAA	57.6%

AA	5.3%

A	10.6%

BBB	9.8%

BB	0.3%

Cash/Cash Equivalents	16.4%

Total Investments	100.0%

AST Bond Portfolio 2023

Credit Quality	% of Total Investments

AAA	47.6%

AA	6.4%

A	14.4%

BBB	17.2%

Cash/Cash Equivalents	14.4%

Total Investments	100.0%

AST Bond Portfolio 2024

Credit Quality	% of Total Investments

AAA	49.8%

AA	6.5%

A	6.8%

BBB	21.6%

Cash/Cash Equivalents	15.3%

Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited (continued)

AST Bond Portfolio 2025

Credit Quality	% of Total Investments
AAA	69.3%
AA	4.7%
A	3.2%
BBB	19.7%
BB	0.5%
Cash/Cash Equivalents	2.6%
Total Investments	100.0%

AST Bond Portfolio 2026

Credit Quality	% of Total Investments
AAA	64.9%
AA	6.1%
A	8.9%
BBB	13.1%
NR	-0.1%
Cash/Cash Equivalents	7.1%
Total Investments	100.0%

AST Bond Portfolio 2027

Credit Quality	% of Total Investments
AAA	63.7%
AA	6.1%
A	9.0%
BBB	11.4%
BB	0.5%
NR	5.1%
Cash/Cash Equivalents	4.2%
Total Investments	100.0%

AST Bond Portfolio 2028

Credit Quality	% of Total Investments
AAA	82.4%
AA	0.6%
A	7.4%
BBB	4.9%
BB	0.1%
NR	3.9%
Cash/Cash Equivalents	0.7%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited (continued)

AST Bond Portfolio 2029

Credit Quality	% of Total Investments
AAA	70.9%
AA	5.4%
A	7.3%
BBB	7.9%
NR	8.0%
Cash/Cash Equivalents	0.5%
Total Investments	100.0%

AST Bond Portfolio 2030

Credit Quality	% of Total Investments
AAA	57.2%
AA	10.2%
A	14.3%
BBB	6.1%
BB	0.3%
NR	8.9%
Cash/Cash Equivalents	3.0%
Total Investments	100.0%

AST Bond Portfolio 2031

Credit Quality	% of Total Investments
AAA	70.7%
AA	2.4%
A	7.6%
BBB	8.8%
NR	9.2%
Cash/Cash Equivalents	1.3%
Total Investments	100.0%

AST Bond Portfolio 2032

Credit Quality	% of Total Investments
AAA	88.1%
AA	1.0%
A	9.5%
BBB	13.4%
NR	5.6%
Cash/Cash Equivalents	-17.6%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited (continued)

AST Cohen & Steers Global Realty

Ten Largest Holdings	Real Estate Sectors	Country	% of Net Assets
Public Storage	Specialized REITs	United States	4.8%
Prologis, Inc.	Industrial REITs	United States	4.1%
Simon Property Group, Inc.	Retail REITs	United States	4.0%
Vonovia SE	Real Estate Operating Companies	Germany	3.6%
UDR, Inc.	Residential REITs	United States	3.3%
Healthpeak Properties, Inc.	Health Care REITs	United States	3.1%
Ventas, Inc.	Health Care REITs	United States	3.0%
Extra Space Storage, Inc.	Specialized REITs	United States	2.8%
VEREIT, Inc.	Diversified REITs	United States	2.6%
Essex Property Trust, Inc.	Residential REITs	United States	2.5%

AST Government Money Market

Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
Federal Home Loan Bank	0.284%	10/28/2021	5.1%
U.S. Cash Management Bills	0.046%	07/20/2021	4.1%
U.S. Treasury Bills	0.054%	07/22/2021	3.8%
U.S. Treasury Bills	0.030%	11/26/2021	3.1%
U.S. Treasury Bills	0.035%	11/12/2021	3.1%
Federal Home Loan Bank	0.024%	09/13/2021	2.9%
Federal Home Loan Bank	0.071%	08/04/2021	2.7%
Federal Farm Credit Bank	0.080%	05/13/2022	2.7%
U.S. Treasury Bills	0.065%	12/02/2021	2.5%
Federal Farm Credit Bank	0.060%	07/30/2021	2.3%

Holdings reflect only short-term investments.

AST High Yield

Credit Quality			% of Total Investments
BBB			0.9%
BB			40.2%
B			36.8%
CCC and Below			13.2%
NR			5.0%
Cash/Cash Equivalents			3.9%
Total Investments			100.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited (continued)

AST Investment Grade Bond

Credit Quality	% of Total Investments
AAA	37.8%
AA	4.3%
A	9.8%
BBB	39.4%
BB	4.6%
B	0.1%
CCC	0.3%
NR	2.5%
Cash/Cash Equivalents	1.2%
Total Investments	100.0%

AST Multi-Sector Fixed Income

Credit Quality	% of Total Investments
AAA	8.7%
AA	4.1%
A	22.7%
BBB	57.7%
BB	5.6%
B	0.3%
NR	0.1%
Cash/Cash Equivalents	0.8%
Total Investments	100.0%

AST Prudential Core Bond

Credit Quality	% of Total Investments
AAA	47.6%
AA	2.2%
A	12.4%
BBB	20.9%
BB	5.8%
B	3.0%
CCC	0.7%
D	0.1%
NR	6.7%
Cash/Cash Equivalents	0.6%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited (continued)

AST QMA US Equity Alpha

Ten Largest Holdings - Long	Line of Business	% of Net Assets
Microsoft Corp.	Software	5.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.8%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.6%
Johnson & Johnson	Pharmaceuticals	1.8%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.8%
Adobe, Inc.	Software	1.5%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.4%
Intel Corp.	Semiconductors & Semiconductor Equipment	1.3%

AST QMA US Equity Alpha

Ten Largest Holdings - Short	Line of Business	% of Net Assets
Upwork, Inc.	Professional Services	(0.6)%
Cloudflare, Inc. (Class A Stock)	Software	(0.6)%
Carvana Co.	Specialty Retail	(0.6)%
Lyft, Inc. (Class A Stock)	Road & Rail	(0.5)%
Shockwave Medical, Inc.	Health Care Equipment & Supplies	(0.5)%
HealthEquity, Inc.	Health Care Providers & Services	(0.5)%
Reata Pharmaceuticals, Inc. (Class A Stock)	Pharmaceuticals	(0.5)%
Everbridge, Inc.	Software	(0.5)%
Cardlytics, Inc.	Media	(0.5)%
NeoGenomics, Inc.	Life Sciences Tools & Services	(0.4)%

AST Quantitative Modeling
Ten Largest Holdings	Line of Business	% of Net Assets
AST Large-Cap Core Portfolio	Large/Mid-Cap Growth	14.4%
AST Global Bond Portfolio	Core Bond	7.6%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	7.4%
AST Prudential Core Bond Portfolio	Core Bond	6.3%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	5.6%
AST International Value Portfolio	International Value	5.5%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	5.5%
AST International Growth Portfolio	International Growth	5.5%
AST Hotchkis & Wiley Large-Cap Value Portfolio	Large/Mid-Cap Value	5.4%
AST T. Rowe Price Large-Cap Growth Portfolio	Large/Mid-Cap Growth	4.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited (continued)

AST Western Asset Core Plus Bond

Credit Quality	% of Total Investments
AAA	43.3%
AA	6.4%
A	12.5%
BBB	22.0%
BB	10.8%
B	4.5%
CCC and Below	0.6%
Cash/Cash Equivalents	-0.1%
Total Investments	100.0%

AST Western Asset Emerging Markets Debt

Credit Quality	% of Total Investments
AAA	0.2%
AA	7.0%
A	7.8%
BBB	41.8%
BB	22.7%
B	16.3%
CCC and Below	2.4%
Cash/Cash Equivalents	1.8%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust	June 30, 2021
Fees and Expenses — unaudited

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Bond Portfolio 2021	Actual	$1,000.00	$ 997.50	0.83%	$4.11
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

AST Bond Portfolio 2022	Actual	$1,000.00	$ 996.70	0.93%	$4.60
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2023	Actual	$1,000.00	$ 993.00	0.93%	$4.60
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2024	Actual	$1,000.00	$ 989.00	0.93%	$4.59
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2025	Actual	$1,000.00	$ 983.00	0.93%	$4.57
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2026	Actual	$1,000.00	$ 976.50	0.93%	$4.56
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2027	Actual	$1,000.00	$ 968.30	0.93%	$4.54
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2028	Actual	$1,000.00	$ 963.30	0.93%	$4.53
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2029	Actual	$1,000.00	$ 960.30	0.93%	$4.52
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

Advanced Series Trust	June 30, 2021
Fees and Expenses — unaudited (continued)

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Bond Portfolio 2030	Actual	$1,000.00	$ 962.60	0.87%	$4.23
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST Bond Portfolio 2031	Actual	$1,000.00	$ 953.20	0.82%	$3.97
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

AST Bond Portfolio 2032	Actual**	$1,000.00	$ 947.00	0.93%	$4.39
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Cohen & Steers	Actual	$1,000.00	$1,161.40	1.10%	$5.89
Global Realty	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST Government Money	Actual	$1,000.00	$1,000.00	0.07%	$0.35
Market	Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

AST High Yield	Actual	$1,000.00	$1,046.20	0.85%	$4.31
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

AST Investment Grade	Actual	$1,000.00	$ 986.60	0.76%	$3.74
Bond	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

AST Multi-Sector Fixed	Actual	$1,000.00	$ 990.40	0.72%	$3.55
Income	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

AST Prudential Core	Actual	$1,000.00	$ 983.10	0.73%	$3.59
Bond	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

AST QMA US Equity	Actual	$1,000.00	$1,218.20	1.41%	$7.75
Alpha	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

AST Quantitative	Actual	$1,000.00	$1,103.70	1.16%	$6.05
Modeling	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81

AST Western Asset Core	Actual	$1,000.00	$ 980.30	0.77%	$3.78
Plus Bond	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

AST Western Asset	Actual	$1,000.00	$ 981.70	1.03%	$5.06
Emerging Markets Debt	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2021, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses for AST Bond Portfolio 2032 are calculated using the 177-day period ended June 30, 2021 due to the Portfolio’s commencement of operations on January 4, 2021.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

Aces — Alternative Credit Enhancements Securities

ADR — American Depositary Receipt

BABs — Build America Bonds

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BROIS — Brazil Overnight Index Swap

BUBOR — Budapest Interbank Offered Rate

CDO — Collateralized Debt Obligation

CDX — Credit Derivative Index

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

COOIS — Colombia Overnight Interbank Reference Rate

CPI — Consumer Price Index

CVT — Convertible Security

DIP — Debtor-In-Possession

EMTN — Euro Medium Term Note

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Medium Term Note

IO — Interest Only (Principal amount represents notional)

JIBAR — Johannesburg Interbank Agreed Rate

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NSA — Non-Seasonally Adjusted

OAT — Obligations Assimilables du Tresor

OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OJSC — Open Joint-Stock Company

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PO — Principal Only

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduit Security

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

Strips — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

USOIS — United States Overnight Index Swap

WIBOR — Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS

A1

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.3%
ASSET-BACKED SECURITIES — 2.4%
Automobiles — 0.0%
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	2	$1,789

Collateralized Loan Obligations — 2.4%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.294%(c)	01/22/31	250	250,120
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
0.946%(c)	11/15/26	242	242,321
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.394%(c)	01/16/31	250	250,003
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.028%(c)	04/20/28	552	551,965
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.090%(c)	01/18/29	472	471,998

			1,766,407

TOTAL ASSET-BACKED SECURITIES (cost $1,768,625)			1,768,196

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	707	758,463
Series 2015-DC01, Class A2
2.870%	02/10/48	161	161,184
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	2,200	2,362,109
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	380	382,525
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	1,466	1,474,834
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	263	264,275

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,237,044)			5,403,390

CORPORATE BONDS — 38.3%
Agriculture — 2.2%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23(a)	555	565,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	1,070	$1,084,118

			1,649,532

Apparel — 1.5%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	1,130	1,145,218

Auto Manufacturers — 2.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.850%	09/15/21	1,000	1,001,933
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	204,887
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.750%	11/23/22(a)	330	331,051

			1,537,871

Banks — 13.8%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	505	553,933
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	1,120	1,157,293
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,010	1,021,504
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	550	560,032
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	340	350,513
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	505	546,160
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.350%	08/15/21	400	401,990
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	320	346,757
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	570	634,658
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	425	428,856
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	545	553,505
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	240	247,311

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	375	$406,934
State Street Corp.,
Sr. Unsec’d. Notes
2.825%(ff)	03/30/23(a)	1,100	1,120,644
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	800	812,321
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	1,310	1,324,429

			10,466,840

Beverages — 1.3%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
0.724%(c)	10/06/21	1,000	1,001,316

Biotechnology — 1.6%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	1,100	1,182,058

Chemicals — 0.9%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	652	696,120

Computers — 1.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	750	795,775

Diversified Financial Services — 0.2%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	115	123,181

Electric — 0.9%
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	655	657,368

Electronics — 0.5%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25(a)	395	402,629

Insurance — 1.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	850	925,494

Machinery-Construction & Mining — 1.6%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	1,185	1,193,159

Machinery-Diversified — 2.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.900%	07/12/21(a)	1,000	1,001,028

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	570	$576,140

			1,577,168

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	185	185,737

Oil & Gas — 1.5%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	345	359,841
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	500	510,820
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23	50	54,551
Phillips 66,
Gtd. Notes
3.700%	04/06/23	205	216,419

			1,141,631

Pharmaceuticals — 2.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	1,100	1,129,103
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	400	411,119
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21	300	301,185

			1,841,407

Pipelines — 1.2%
Enterprise Products Operating LLC,
Gtd. Notes
3.900%	02/15/24	825	888,054

Semiconductors — 0.5%
NVIDIA Corp.,
Sr. Unsec’d. Notes
0.584%	06/14/24(a)	390	390,204

Software — 1.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24	600	639,246
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.625%	07/15/24	400	400,197

			1,039,443

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 0.3%
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	$201,447

TOTAL CORPORATE BONDS (cost $28,244,437)			29,041,652

SOVEREIGN BONDS — 1.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	405	444,960
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	207,109
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	255	259,470
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	155	155,685
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	340	361,239

TOTAL SOVEREIGN BONDS (cost $1,351,070)			1,428,463

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	4,000	4,049,561
Federal National Mortgage Assoc.
6.625%	11/15/30	570	824,661

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,742,229)			4,874,222

U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Bonds
1.875%	02/15/51	165	157,446
2.500%	02/15/46	335	362,795
U.S. Treasury Notes
2.000%	12/31/21	16,350	16,507,113
2.875%	05/15/28	5,435	6,037,945
U.S. Treasury Strips Coupon
0.461%(s)	05/15/25	165	160,475
0.904%(s)	05/15/30(k)	1,300	1,133,945
1.394%(s)	11/15/41	45	28,881
1.450%(s)	08/15/42	30	18,842
1.643%(s)	05/15/29	90	80,381
2.205%(s)	05/15/39	125	86,104
2.334%(s)	08/15/41	45	29,120
2.353%(s)	02/15/44	165	100,186
2.365%(s)	05/15/44	575	347,785
2.394%(s)	11/15/43	170	103,680
2.419%(s)	11/15/40	50	33,100

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,136,834)			25,187,798

TOTAL LONG-TERM INVESTMENTS (cost $66,480,239)			67,703,721

	Shares	Value
SHORT-TERM INVESTMENTS — 13.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(wc)	865,512	$7,980,021
PGIM Core Ultra Short Bond Fund(wc)	357,683	357,683
PGIM Institutional Money Market Fund (cost $1,937,131; includes $1,936,822 of cash collateral for securities on loan)(b)(wc)	1,939,343	1,938,180

TOTAL SHORT-TERM INVESTMENTS (cost $10,228,377)		10,275,884

TOTAL INVESTMENTS—102.8% (cost $76,708,616)		77,979,605
Liabilities in excess of other assets(z) — (2.8)%		(2,132,864)

NET ASSETS — 100.0%		$75,846,741

See	the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,893,324; cash collateral of $1,936,822 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)

PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
9	10 Year U.S. Ultra Treasury Notes	Sep. 2021	$1,324,828	$20,121

Short Positions:
30	2 Year U.S. Treasury Notes	Sep. 2021	6,609,609	8,354
49	5 Year U.S. Treasury Notes	Sep. 2021	6,048,055	12,481
90	10 Year U.S. Treasury Notes	Sep. 2021	11,925,000	(77,606)
2	20 Year U.S. Treasury Bonds	Sep. 2021	321,500	(8,825)
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	1,156,125	(53,181)

				(118,777)

				$(98,656)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$520,742

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,789	$—
Collateralized Loan Obligations	—	1,766,407	—
Commercial Mortgage-Backed Securities	—	5,403,390	—
Corporate Bonds	—	29,041,652	—
Sovereign Bonds	—	1,428,463	—
U.S. Government Agency Obligations	—	4,874,222	—
U.S. Treasury Obligations	—	25,187,798	—
Short-Term Investments
Affiliated Mutual Funds	10,275,884	—	—

Total	$10,275,884	$67,703,721	$—

Other Financial Instruments*
Assets
Futures Contracts	$40,956	$—	$—

Liabilities
Futures Contracts	$(139,612)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	33.2%
Banks	13.8
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	13.5
Commercial Mortgage-Backed Securities	7.1
U.S. Government Agency Obligations	6.4
Pharmaceuticals	2.4
Collateralized Loan Obligations	2.4
Agriculture	2.2
Machinery-Diversified	2.1
Auto Manufacturers	2.0
Sovereign Bonds	1.9
Machinery-Construction & Mining	1.6
Biotechnology	1.6
Apparel	1.5
Oil & Gas	1.5
Software	1.4
Beverages	1.3

Insurance	1.2%
Pipelines	1.2
Computers	1.0
Chemicals	0.9
Electric	0.9
Electronics	0.5
Semiconductors	0.5
Telecommunications	0.3
Multi-National	0.2
Diversified Financial Services	0.2
Automobiles	0.0 *

102.8
Liabilities in excess of other assets	(2.8)

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$40,956	*	Due from/to broker-variation margin futures	$139,612	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$580,367	$1,344,880

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(46,566)	$(1,246,906)

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$4,410,380	$34,232,940

Interest Rate Swap Agreements(1)
$68,165,333

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,893,324	$(1,893,324)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2021 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $1,893,324:
Unaffiliated investments (cost $66,480,239)	$67,703,721
Affiliated investments (cost $10,228,377)	10,275,884
Dividends and interest receivable	304,970
Prepaid expenses and other assets	5,100

Total Assets	78,289,675

LIABILITIES
Payable to broker for collateral for securities on loan	1,936,822
Payable for investments purchased	399,796
Payable for Portfolio shares purchased	57,001
Due to broker-variation margin futures	28,562
Management fee payable	13,282
Accrued expenses and other liabilities	4,051
Distribution fee payable	2,987
Affiliated transfer agent fee payable	433

Total Liabilities	2,442,934

NET ASSETS	$75,846,741

Net assets were comprised of:
Partners’ Equity	$75,846,741

Net asset value and redemption price per share, $75,846,741 / 4,739,742 outstanding shares of beneficial interest	$16.00

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$764,744
Affiliated dividend income	53,857
Income from securities lending, net (including affiliated income of $1,664)	1,668

Total income	820,269

EXPENSES
Management fee	257,871
Distribution fee	135,297
Custodian and accounting fees	21,116
Legal fees and expenses	8,616
Trustees’ fees	5,435
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,598
Shareholders’ reports	2,143
Audit fee	629
Miscellaneous	12,737

Total expenses	447,442

NET INVESTMENT INCOME (LOSS)	372,827

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,453))	6,809
Futures transactions	580,367
Swap agreements transactions	1,344,880

1,932,056

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $24,018)	(1,271,865)
Futures	(46,566)
Swap agreements	(1,246,906)

(2,565,337)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(633,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(260,454)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$372,827	$1,233,691
Net realized gain (loss) on investment transactions	1,932,056	(2,974,878)
Net change in unrealized appreciation (depreciation) on investments	(2,565,337)	5,101,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(260,454)	3,360,404

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [48,129 and 8,461,286 shares, respectively]	770,631	133,783,152
Portfolio shares purchased [4,519,368 and 3,058,360 shares, respectively]	(72,393,043)	(48,616,370)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(71,622,412)	85,166,782

TOTAL INCREASE (DECREASE)	(71,882,866)	88,527,186
NET ASSETS:
Beginning of period	147,729,607	59,202,421

End of period	$75,846,741	$147,729,607

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 83.3%
ASSET-BACKED SECURITIES — 6.9%
Automobiles — 0.6%
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	2	$1,789
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A
2.840%	03/15/24	300	305,510
Santander Drive Auto Receivables Trust,
Series 2019-03, Class B
2.280%	09/15/23	62	62,334

			369,633

Collateralized Loan Obligations — 6.3%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.294%(c)	01/22/31	250	250,120
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.338%(c)	04/20/34	250	250,000
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.330%(c)	10/19/28	476	476,104
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.424%(c)	10/15/28	383	383,035
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.468%(c)	10/13/31	491	491,459
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.250%(c)	07/20/32	250	250,103
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.328%(c)	01/20/31	500	499,848
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.028%(c)	04/20/28	368	367,977
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.090%(c)	01/18/29	472	471,998
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.328%(c)	10/20/28	720	719,586

			4,160,230

Consumer Loans — 0.0%
SoFi Consumer Loan Program Trust,
Series 2019-02, Class A, 144A
3.010%	04/25/28	17	17,081

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2019-04, Class A, 144A
2.450%	08/25/28	18	$17,889

			34,970

TOTAL ASSET-BACKED SECURITIES (cost $4,559,594)			4,564,833

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
BANK,
Series 2017-BNK05, Class A1
1.909%	06/15/60	116	116,478
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	966,164
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,200	1,288,423
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	1,162	1,202,705
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	612,497
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	185	186,384
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class A2
2.590%	11/15/50	460	468,345

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,623,494)			4,840,996

CORPORATE BONDS — 25.7%
Agriculture — 0.8%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	230	234,316
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	270	273,562

			507,878

Apparel — 0.7%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	470	476,330

Auto Manufacturers — 1.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	640	648,233
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	204,887

			853,120

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 7.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.730%
0.757%(c)	10/24/24	580	$584,001
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	310	315,258
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.450%	06/22/23	225	224,972
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	370	376,749
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	535	551,543
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.200%	01/25/23	380	396,932
4.350%	08/15/21	200	200,995
KeyBank NA,
Sr. Unsec’d. Notes
0.433%(ff)	06/14/24	250	250,093
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	216,723
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	253,902
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	462,539
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	280,607
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	299,543
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	570	576,278

			4,990,135

Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	125	127,323
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	355	368,625

			495,948

Chemicals — 0.7%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	282	301,082

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	150	$153,996

			455,078

Computers — 1.7%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/22	1,110	1,123,402

Electric — 2.4%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series 17A
2.450%	03/30/22(a)	360	365,238
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	75	80,633
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	410	414,479
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	165	165,571
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	570	569,914

			1,595,835

Foods — 0.2%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
0.650%	06/03/24	135	135,260

Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	150	150,009

Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	575	590,548

Insurance — 0.7%
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	175	180,386
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22	245	252,157

			432,543

Machinery-Construction & Mining — 0.7%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	465	468,202

Machinery-Diversified — 0.2%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	140	141,508

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23	250	$250,196

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	110	110,438

Oil & Gas — 0.7%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	155	161,667
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	220	224,761
Phillips 66,
Gtd. Notes
3.700%	04/06/23	85	89,735

			476,163

Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	250	263,711
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	11	11,581
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	465	486,632
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21	200	200,790

			962,714

Semiconductors — 0.5%
NVIDIA Corp.,
Sr. Unsec’d. Notes
0.584%	06/14/24(a)	300	300,157

Software — 1.8%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	02/06/22	880	889,993
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.625%	07/15/24	300	300,148

			1,190,141

Telecommunications — 1.4%
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	230	229,939
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	201,447

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	175	$189,782
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26(a)	320	322,956

			944,124

Transportation — 0.3%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	204,321

TOTAL CORPORATE BONDS (cost $16,555,376)			16,854,050

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.2%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	106	111,870

(cost $107,713)

SOVEREIGN BONDS — 1.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	315	346,081
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	207,109
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	215	218,769
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	125	125,552

TOTAL SOVEREIGN BONDS (cost $852,573)			897,511

U.S. TREASURY OBLIGATIONS — 41.7%
U.S. Treasury Bonds
1.875%	02/15/51	105	100,193
2.500%	02/15/46	30	32,489
3.625%	02/15/44	665	858,993
U.S. Treasury Notes
0.125%	01/31/23(a)	17,000	16,984,727
2.125%	12/31/22	8,200	8,439,273
3.000%	09/30/25(k)	505	552,817
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	30	26,168
1.394%(s)	11/15/41	20	12,836
1.450%(s)	08/15/42	10	6,280
1.643%(s)	05/15/29	30	26,794
2.026%(s)	02/15/22(k)	290	289,921
2.205%(s)	05/15/39	10	6,888

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.394%(s)	11/15/43	135	$82,334

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,502,099)			27,419,713

TOTAL LONG-TERM INVESTMENTS (cost $54,200,849)			54,688,973

		Shares
SHORT-TERM INVESTMENTS — 30.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(wc)		490,901	4,526,104
PGIM Core Ultra Short Bond Fund(wc)		6,619,367	6,619,367
PGIM Institutional Money Market Fund (cost $8,884,593; includes $8,884,038 of cash collateral for securities on loan)(b)(wc)		8,889,287	8,883,953

TOTAL SHORT-TERM INVESTMENTS (cost $20,029,518)			20,029,424

TOTAL INVESTMENTS—113.8% (cost $74,230,367)			74,718,397
Liabilities in excess of other assets(z) — (13.8)%			(9,067,537)

NET ASSETS — 100.0%			$65,650,860

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,709,710; cash collateral of $8,884,038 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)

PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
100	2 Year U.S. Treasury Notes	Sep. 2021	$22,032,031	$(32,831)
2	10 Year U.S. Treasury Notes	Sep. 2021	265,000	825
				(32,006)
Short Positions:
39	5 Year U.S. Treasury Notes	Sep. 2021	4,813,758	9,948
2	10 Year U.S. Ultra Treasury Notes	Sep. 2021	294,406	(6,175)
3	20 Year U.S. Treasury Bonds	Sep. 2021	482,250	(13,459)
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	578,063	(27,106)
				(36,792)
				$(68,798)

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$282,495

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$369,633	$—
Collateralized Loan Obligations	—	4,160,230	—
Consumer Loans	—	34,970	—
Commercial Mortgage-Backed Securities	—	4,840,996	—
Corporate Bonds	—	16,854,050	—
Residential Mortgage-Backed Security	—	111,870	—
Sovereign Bonds	—	897,511	—
U.S. Treasury Obligations	—	27,419,713	—
Short-Term Investments
Affiliated Mutual Funds	20,029,424	—	—

Total	$20,029,424	$54,688,973	$—

Other Financial Instruments*
Assets
Futures Contracts	$10,773	$—	$—

Liabilities
Futures Contracts	$(79,571)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	41.7%
Affiliated Mutual Funds (13.5% represents investments purchased with collateral from securities on loan)	30.5
Banks	7.6
Commercial Mortgage-Backed Securities	7.4
Collateralized Loan Obligations	6.3
Electric	2.4
Software	1.8
Computers	1.7
Pharmaceuticals	1.5
Telecommunications	1.4
Sovereign Bonds	1.4

Auto Manufacturers	1.3%
Healthcare-Services	0.9
Agriculture	0.8
Biotechnology	0.8
Apparel	0.7
Oil & Gas	0.7
Machinery-Construction & Mining	0.7
Chemicals	0.7
Insurance	0.7
Automobiles	0.6
Semiconductors	0.5
Miscellaneous Manufacturing	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):
Transportation	0.3%
Gas	0.2
Machinery-Diversified	0.2
Foods	0.2
Residential Mortgage-Backed Security	0.2
Multi-National	0.2
Consumer Loans	0.0 *

113.8
Liabilities in excess of other assets	(13.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$10,773	*	Due from/to broker-variation margin futures	$79,571	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$120,672	$904,612

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(63,251)	$(905,079)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$9,636,409	$8,843,881

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate Swap Agreements(1)
$17,019,000

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$8,709,710	$(8,709,710)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2022 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $8,709,710:
Unaffiliated investments (cost $54,200,849)	$54,688,973
Affiliated investments (cost $20,029,518)	20,029,424
Dividends and interest receivable	170,738
Receivable for Portfolio shares sold	16,017
Prepaid expenses	800

Total Assets	74,905,952

LIABILITIES
Payable to broker for collateral for securities on loan	8,884,038
Payable for investments purchased	299,847
Accrued expenses and other liabilities	37,582
Payable for Portfolio shares purchased	14,505
Management fee payable	10,208
Due to broker-variation margin futures	5,938
Distribution fee payable	2,541
Affiliated transfer agent fee payable	433

Total Liabilities	9,255,092

NET ASSETS	$65,650,860

Net assets were comprised of:
Partners’ Equity	$65,650,860

Net asset value and redemption price per share, $65,650,860 / 4,361,700 outstanding shares of beneficial interest	$15.05

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$391,470
Affiliated dividend income	24,005
Affiliated income from securities lending, net	1,267

Total income	416,742

EXPENSES
Management fee	126,646
Distribution fee	66,446
Audit fee	26,560
Custodian and accounting fees	19,648
Legal fees and expenses	8,407
Trustees’ fees	4,874
Shareholders’ reports	3,639
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Miscellaneous	9,108

Total expenses	268,925
Less: Fee waiver and/or expense reimbursement	(21,745)

Net expenses	247,180

NET INVESTMENT INCOME (LOSS)	169,562

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(217))	196,652
Futures transactions	120,672
Swap agreements transactions	904,612

1,221,936

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,271))	(617,076)
Futures	(63,251)
Swap agreements	(905,079)

(1,585,406)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(363,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(193,908)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$169,562	$691,981
Net realized gain (loss) on investment transactions	1,221,936	(1,553,501)
Net change in unrealized appreciation (depreciation) on investments	(1,585,406)	3,068,894

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(193,908)	2,207,374

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,316,788 and 819,884 shares, respectively]	34,947,027	12,072,940
Portfolio shares purchased [385,447 and 1,649,964 shares, respectively]	(5,811,501)	(24,450,583)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	29,135,526	(12,377,643)

TOTAL INCREASE (DECREASE)	28,941,618	(10,170,269)
NET ASSETS:
Beginning of period	36,709,242	46,879,511

End of period	$65,650,860	$36,709,242

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 85.2%
ASSET-BACKED SECURITIES — 13.2%
Automobiles — 2.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	$101,602
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	2	1,789
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	100	104,525
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	202,981
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	55	54,747

			465,644

Collateralized Loan Obligations — 8.1%
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.230%(c)	07/17/28	135	135,430
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.010%(c)	01/17/28	130	130,219
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.226%(c)	04/24/30	250	250,382
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.294%(c)	01/22/31	250	250,120
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.424%(c)	10/15/28	239	239,397
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.338%(c)	07/20/31	250	249,746
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.468%(c)	10/13/31	246	245,729
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.090%(c)	01/18/29	236	235,999

			1,737,022

Consumer Loans — 0.3%
SoFi Consumer Loan Program Trust,
Series 2019-02, Class A, 144A
3.010%	04/25/28	11	11,388
Series 2019-04, Class A, 144A
2.450%	08/25/28	18	17,889

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2020-01, Class A, 144A
2.020%	01/25/29	31	$30,790

			60,067

Credit Cards — 1.9%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	200	204,369
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	203,482

			407,851

Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	34	33,866
Series 2019-B, Class A2, 144A
2.070%	10/12/22	35	35,386

			69,252

Student Loans — 0.4%
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	52	52,819
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	21	21,254

			74,073

TOTAL ASSET-BACKED SECURITIES (cost $2,794,446)			2,813,909

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	54	57,427
Series 2015-P01, Class A4
3.462%	09/15/48	300	322,055
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	187	188,260
Series 2017-COR2, Class A1
2.111%	09/10/50	55	55,580
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	14	14,489
Series 2016-C03, Class A2
1.886%	08/10/49	100	100,068
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	134	136,076
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	300	322,106

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	218	$225,507
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	61	60,980
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	270	271,680
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class A1
1.968%	12/15/49	11	10,861
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	130	130,747
Series 2018-C08, Class ASB
3.903%	02/15/51	340	375,491
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	32	31,769
Series 2012-C04, Class A5
2.850%	12/10/45	635	650,625
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class A2
2.590%	11/15/50	180	183,266

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,050,638)			3,136,987

CORPORATE BONDS — 34.6%
Agriculture — 2.5%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	160	170,459
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	165	168,096
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	190	192,507

			531,062

Apparel — 1.6%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	330	334,444

Auto Manufacturers — 1.0%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	220	222,830

Banks — 11.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	300	313,076
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	46,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	210	$213,562
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	95	104,263
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	205,501
JPMorgan Chase & Co.,
Sub. Notes
3.375%	05/01/23	260	273,703
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	216,723
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	259,228
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	200	204,959
State Street Corp.,
Sr. Unsec’d. Notes
2.825%(ff)	03/30/23	130	132,440
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22(a)	395	399,351

			2,369,001

Chemicals — 1.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	70	80,159
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	155	165,489
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,399

			261,047

Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	100,798

Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	40	42,845
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	40	44,229

			87,074

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 2.3%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	55	$59,131
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	140	141,529
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	285	299,613

			500,273

Healthcare-Services — 1.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	318,382
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	80	89,601

			407,983

Insurance — 2.6%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	67,383
4.569%	02/01/29	222	259,485
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	157,448
3.300%	09/15/22	20	20,685
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	56,693

			561,694

Machinery-Diversified — 1.2%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	200	213,469
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	51,958

			265,427

Media — 1.2%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	130	140,239
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	110	119,169

			259,408

Oil & Gas — 1.6%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	110	114,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	150	$153,246
Phillips 66,
Gtd. Notes
3.700%	04/06/23	65	68,621

			336,599

Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	160	168,775
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	51	54,299

			223,074

Pipelines — 1.5%
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	312,410

Retail — 0.5%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	97,722

Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25	105	118,173

Software — 0.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	78,782

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	51,116

T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	125	135,558
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	140	141,294

			327,968

TOTAL CORPORATE BONDS (cost $ 7,045,042)			7,395,769

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	71	74,580

(cost $ 71,808)

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 2.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	$219,733
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	203,084
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	50	50,221

TOTAL SOVEREIGN BONDS (cost $449,855)			473,038

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
Federal National Mortgage Assoc.
2.375%	01/19/23	70	72,298

(cost $69,840)
U.S. TREASURY OBLIGATIONS — 19.9%
U.S. Treasury Bonds
1.375%	11/15/40	15	13,474
2.250%	05/15/41	125	130,078
2.500%	02/15/46	90	97,467
3.625%	08/15/43	70	90,081
3.625%	02/15/44	820	1,059,209
U.S. Treasury Notes
0.125%	06/30/23	150	149,637
2.125%	09/30/21(k)	1,555	1,562,956
2.875%	05/15/28(k)	605	672,117
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	25	21,807
0.964%(s)	08/15/30	175	151,717
1.643%(s)	05/15/29	25	22,328
1.775%(s)	02/15/40	50	33,797
2.334%(s)	11/15/42	25	15,621
2.336%(s)	11/15/40	100	66,199
2.375%(s)	11/15/41	140	89,852
2.397%(s)	05/15/42	20	12,680
2.456%(s)	08/15/44	40	24,016
2.457%(s)	05/15/44	25	15,121
2.484%(s)	02/15/45	40	23,749

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,403,291)			4,251,906

TOTAL LONG-TERM INVESTMENTS (cost $17,884,920)			18,218,487

	Shares	Value
SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(wc)	108,777	$1,002,921
PGIM Core Ultra Short Bond Fund(wc)	2,122,205	2,122,205
PGIM Institutional Money Market Fund (cost $310,501; includes $310,500 of cash collateral for securities on loan)(b)(wc)	310,687	310,501

TOTAL SHORT-TERM INVESTMENTS (cost $3,436,711)		3,435,627

TOTAL INVESTMENTS—101.2% (cost $21,321,631)		21,654,114
Liabilities in excess of other assets(z) — (1.2)%		(263,378)

NET ASSETS — 100.0%		$21,390,736

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $304,373; cash collateral of $310,500 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)

PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
28	2 Year U.S. Treasury Notes	Sep. 2021	$6,168,969	$ (10,015)
25	3 Year U.S. Treasury Notes	Sep. 2021	5,783,594	(3,743)
5	5 Year U.S. Treasury Notes	Sep. 2021	617,148	(2,350)

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
7	10 Year U.S. Treasury Notes	Sep. 2021	$927,500	$3,951

				(12,157)

Short Positions:
9	10 Year U.S. Ultra Treasury Notes	Sep. 2021	1,324,828	(26,091)
8	20 Year U.S. Treasury Bonds	Sep. 2021	1,286,000	(37,586)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	770,750	(36,881)

				(100,558)

				$(112,715)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$337,086

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$465,644	$—
Collateralized Loan Obligations	—	1,737,022	—
Consumer Loans	—	60,067	—
Credit Cards	—	407,851	—
Equipment	—	69,252	—
Student Loans	—	74,073	—
Commercial Mortgage-Backed Securities	—	3,136,987	—
Corporate Bonds	—	7,395,769	—
Residential Mortgage-Backed Security	—	74,580	—
Sovereign Bonds	—	473,038	—
U.S. Government Agency Obligation	—	72,298	—
U.S. Treasury Obligations	—	4,251,906	—
Short-Term Investments
Affiliated Mutual Funds	3,435,627	—	—

Total	$3,435,627	$18,218,487	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,951	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(116,666)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	19.9%
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	16.0
Commercial Mortgage-Backed Securities	14.7
Banks	11.1
Collateralized Loan Obligations	8.1
Insurance	2.6
Agriculture	2.5
Electric	2.3
Sovereign Bonds	2.2
Automobiles	2.2
Healthcare-Services	1.9
Credit Cards	1.9
Oil & Gas	1.6
Apparel	1.6
Telecommunications	1.5
Pipelines	1.5
Machinery-Diversified	1.2
Chemicals	1.2

Media	1.2%
Pharmaceuticals	1.0
Auto Manufacturers	1.0
Semiconductors	0.6
Computers	0.5
Retail	0.5
Diversified Financial Services	0.4
Software	0.4
Student Loans	0.4
Residential Mortgage-Backed Security	0.3
U.S. Government Agency Obligation	0.3
Equipment	0.3
Consumer Loans	0.3

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$3,951*	Due from/to broker-variation margin futures	$116,666	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$290,941	$394,432

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(134,336)	$(472,302)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$5,490,971	$9,616,276

Interest Rate Swap Agreements(1)
$11,220,000

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$304,373	$(304,373)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2023 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $304,373:
Unaffiliated investments (cost $17,884,920)	$18,218,487
Affiliated investments (cost $3,436,711)	3,435,627
Interest receivable	101,371
Prepaid expenses	739

Total Assets	21,756,224

LIABILITIES
Payable to broker for collateral for securities on loan	310,500
Audit fee payable	24,864
Accrued expenses and other liabilities	15,204
Due to broker-variation margin futures	10,524
Management fee payable	2,049
Payable for Portfolio shares purchased	1,019
Distribution fee payable	895
Affiliated transfer agent fee payable	433

Total Liabilities	365,488

NET ASSETS	$21,390,736

Net assets were comprised of:
Partners’ Equity	$21,390,736

Net asset value and redemption price per share, $21,390,736 / 1,666,496 outstanding shares of beneficial interest	$12.84

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$247,492
Affiliated dividend income	4,704
Affiliated income from securities lending, net	40

Total income	252,236

EXPENSES
Management fee	52,710
Distribution fee	27,655
Audit fee	26,564
Custodian and accounting fees	18,797
Legal fees and expenses	8,404
Trustees’ fees	4,780
Shareholders’ reports	3,832
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,598
Miscellaneous	8,906

Total expenses	155,246
Less: Fee waiver and/or expense reimbursement	(52,370)

Net expenses	102,876

NET INVESTMENT INCOME (LOSS)	149,360

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(31))	52,795
Futures transactions	290,941
Swap agreements transactions	394,432

738,168

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,084))	(437,938)
Futures	(134,336)
Swap agreements	(472,302)

(1,044,576)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(306,408)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(157,048)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$149,360	$411,124
Net realized gain (loss) on investment transactions	738,168	1,557,503
Net change in unrealized appreciation (depreciation) on investments	(1,044,576)	(8,182)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(157,048)	1,960,445

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [20,409 and 1,003,015 shares, respectively]	262,460	12,561,889
Portfolio shares purchased [189,311 and 1,581,351 shares, respectively]	(2,437,900)	(20,021,274)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,175,440)	(7,459,385)

TOTAL INCREASE (DECREASE)	(2,332,488)	(5,498,940)
NET ASSETS:
Beginning of period	23,723,224	29,222,164

End of period	$21,390,736	$23,723,224

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.5%
ASSET-BACKED SECURITIES — 18.1%
Automobiles — 0.1%
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	2	$1,789

Collateralized Loan Obligations — 15.4%
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.444%(c)	04/22/30	249	248,746
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.490%(c)	07/17/26	31	31,004
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.474%(c)	04/15/30	244	244,264

			524,014

Equipment — 2.0%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	34	33,866
Series 2019-B, Class A2, 144A
2.070%	10/12/22	35	35,386

			69,252

Student Loan — 0.6%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	21	21,254

TOTAL ASSET-BACKED SECURITIES (cost $615,930)			616,309

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.4%
BANK,
Series 2017-BNK07, Class A1
1.984%	09/15/60	17	16,917
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	107	107,357
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	100	107,352
Series 2016-C02, Class A1
1.499%	08/10/49	26	25,609
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	4	3,672
Series 2015-GC32, Class A3
3.498%	07/10/48	100	107,369

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-GS07, Class A1
1.950%	08/10/50	86	$86,755

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $436,317)			455,031

CORPORATE BONDS — 28.1%
Auto Manufacturers — 2.3%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	75	77,831

Banks — 5.7%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	65	71,298
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	45	49,388
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	65	71,614

			192,300

Chemicals — 2.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	65	74,434

Electric — 2.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	75	83,279

Healthcare-Products — 1.3%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	40	44,347

Healthcare-Services — 2.5%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	75	84,000

Insurance — 1.6%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	46	53,767

Media — 1.4%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	44	46,967

Oil & Gas — 1.5%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	45	50,318

Pharmaceuticals — 5.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/22	50	50,846

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
4.500%	02/25/26	65	$74,007
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	60	65,127

			189,980

Real Estate Investment Trusts (REITs) — 1.6%
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	50	56,032

TOTAL CORPORATE BONDS (cost $865,649)			953,255

SOVEREIGN BOND — 6.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	219,734

(cost $199,204)
U.S. TREASURY OBLIGATIONS — 25.4%
U.S. Treasury Bonds
3.625%	02/15/44(k)	300	387,516
U.S. Treasury Notes
2.125%	05/15/25	375	395,918
3.125%	11/15/28	70	79,187

TOTAL U.S. TREASURY OBLIGATIONS (cost $894,043)			862,621

TOTAL LONG-TERM INVESTMENTS (cost $3,011,143)			3,106,950

	Shares	Value
SHORT-TERM INVESTMENT — 5.4%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $183,752)(wa)	183,752	$183,752

TOTAL INVESTMENTS—96.9% (cost $3,194,895)		3,290,702
Other assets in excess of liabilities(z) — 3.1%		106,225

NET ASSETS — 100.0%		$3,396,927

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
11	3 Year U.S. Treasury Notes	Sep. 2021	$2,544,781	$(8,767)
6	5 Year U.S. Treasury Notes	Sep. 2021	740,578	(2,727)
5	10 Year U.S. Ultra Treasury Notes	Sep. 2021	736,016	11,056

				(438)

Short Positions:
3	2 Year U.S. Treasury Notes	Sep. 2021	660,961	1,013
8	10 Year U.S. Treasury Notes	Sep. 2021	1,060,000	(4,893)
4	20 Year U.S. Treasury Bonds	Sep. 2021	643,000	(17,213)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	192,687	(9,392)

				(30,485)

				$(30,923)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$123,700	$257,052

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,789	$—
Collateralized Loan Obligations	—	524,014	—
Equipment	—	69,252	—
Student Loan	—	21,254	—
Commercial Mortgage-Backed Securities	—	455,031	—
Corporate Bonds	—	953,255	—
Sovereign Bond	—	219,734	—
U.S. Treasury Obligations	—	862,621	—
Short-Term Investment
Affiliated Mutual Fund	183,752	—	—

Total	$183,752	$3,106,950	$—

Other Financial Instruments*
Assets
Futures Contracts	$12,069	$—	$—

Liabilities
Futures Contracts	$(42,992)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	25.4%
Collateralized Loan Obligations	15.4
Commercial Mortgage-Backed Securities	13.4
Sovereign Bond	6.5
Banks	5.7
Pharmaceuticals	5.6
Affiliated Mutual Fund	5.4
Healthcare-Services	2.5
Electric	2.4
Auto Manufacturers	2.3
Chemicals	2.2
Equipment	2.0

Real Estate Investment Trusts (REITs)	1.6%
Insurance	1.6
Oil & Gas	1.5
Media	1.4
Healthcare-Products	1.3
Student Loan	0.6
Automobiles	0.1

96.9
Other assets in excess of liabilities	3.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$12,069	*	Due from/to broker-variation margin futures	$42,992	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$40,153	$270,108

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(16,469)	$(311,042)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$2,565,990	$5,632,935

Interest Rate Swap Agreements(1)
$5,396,667

(1)   Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2024 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $3,011,143)	$3,106,950
Affiliated investments (cost $183,752)	183,752
Deposit with broker for centrally cleared/exchange-traded derivatives	123,700
Interest receivable	20,464
Due from Manager	2,109
Prepaid expenses	1,269

Total Assets	3,438,244

LIABILITIES
Audit fee payable	24,864
Custodian and accounting fees payable	9,704
Accrued expenses and other liabilities	3,551
Due to broker-variation margin futures	2,469
Affiliated transfer agent fee payable	433
Payable for Portfolio shares purchased	154
Distribution fee payable	142

Total Liabilities	41,317

NET ASSETS	$3,396,927

Net assets were comprised of:
Partners’ Equity	$3,396,927

Net asset value and redemption price per share, $3,396,927 / 270,907 outstanding shares of beneficial interest	$12.54

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$94,504
Affiliated dividend income	261
Income from securities lending, net (including affiliated income of $64)	68

Total income	94,833

EXPENSES
Management fee	13,081
Distribution fee	6,863
Audit fee	26,564
Custodian and accounting fees	19,461
Legal fees and expenses	8,399
Commitment fee on syndicated credit agreement	5,658
Trustees’ fees	4,765
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,598
Pricing fees	2,750
Shareholders’ reports	2,610
Miscellaneous	3,743

Total expenses	97,492
Less: Fee waiver and/or expense reimbursement	(71,962)

Net expenses	25,530

NET INVESTMENT INCOME (LOSS)	69,303

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21))	229,750
Futures transactions	40,153
Swap agreements transactions	270,108

540,011

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21)	(348,651)
Futures	(16,469)
Swap agreements	(311,042)

(676,162)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(136,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(66,848)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$69,303	$379,978
Net realized gain (loss) on investment transactions	540,011	2,829,979
Net change in unrealized appreciation (depreciation) on investments	(676,162)	(1,008,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(66,848)	2,201,892

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [45,651 and 3,916,202 shares, respectively]	576,274	47,825,679
Portfolio shares purchased [475,101 and 5,174,882 shares, respectively]	(5,991,864)	(64,000,918)
NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(5,415,590)	(16,175,239)

TOTAL INCREASE (DECREASE)	(5,482,438)	(13,973,347)

NET ASSETS:
Beginning of period	8,879,365	22,852,712

End of period	$3,396,927	$8,879,365

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.0%
ASSET-BACKED SECURITIES — 32.3%
Automobiles — 0.1%
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	4	$3,997

Collateralized Loan Obligations — 31.5%
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.235%(c)	04/30/31	250	249,687
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.156%(c)	04/24/31	250	249,994
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.238%(c)	04/20/31	250	249,584
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.430%(c)	01/17/30	248	248,003

			997,268

Student Loan — 0.7%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	21	21,254

TOTAL ASSET-BACKED SECURITIES (cost $1,023,031)			1,022,519

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%
BANK,
Series 2017-BNK04, Class A1
2.002%	05/15/50	62	62,132
Series 2017-BNK07, Class A1
1.984%	09/15/60	11	11,084
Series 2018-BN14, Class A1
3.277%	09/15/60	80	82,621
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	13	12,773
Series 2017-CD05, Class A1
2.028%	08/15/50	66	66,903
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	15	15,454
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	78	83,431
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	12	11,772
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	7	7,906

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-GC22, Class A3
3.516%	06/10/47	19	$19,230
Series 2017-GS07, Class A1
1.950%	08/10/50	52	52,053
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	19	19,479
Series 2014-C19, Class A3
3.669%	04/15/47	30	30,199
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A1
1.389%	09/15/49	9	8,894
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	3	2,533

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $473,924)			486,464

CORPORATE BONDS — 23.2%
Agriculture — 0.7%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	20	22,596

Banks — 4.3%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	30	32,907
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	15	15,466
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	50	55,941
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	10	10,354
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	20	20,261

			134,929

Chemicals — 1.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	50	57,257

Commercial Services — 1.9%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	55	60,650

Electric — 2.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	40	44,416

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	$41,893

			86,309

Insurance — 0.7%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	19	22,208

Pharmaceuticals — 4.4%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	60	65,838
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	65	71,769

			137,607

Pipelines — 4.2%
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	60	67,175
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	60	66,466

			133,641

Telecommunications — 2.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	30	34,725
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	40	43,379

			78,104

TOTAL CORPORATE BONDS (cost $671,717)			733,301

RESIDENTIAL MORTGAGE-BACKED SECURITY — 4.7%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	142	149,160

(cost $143,617)
U.S. GOVERNMENT AGENCY OBLIGATION — 7.5%
Federal National Mortgage Assoc.
2.500%	02/05/24	225	237,158

(cost $224,496)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 13.9%
U.S. Treasury Bonds
3.625%	02/15/44(k)	35	$45,210
U.S. Treasury Notes
2.125%	05/15/25(k)	275	290,340
U.S. Treasury Strips Coupon
2.395%(s)	11/15/43	2	1,220
3.080%(s)	11/15/34	135	105,247

TOTAL U.S. TREASURY OBLIGATIONS (cost $406,256)			442,017

TOTAL LONG-TERM INVESTMENTS (cost $2,943,041)			3,070,619

		Shares
SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $114,984)(wb)		114,984	114,984

TOTAL INVESTMENTS—100.6% (cost $3,058,025)			3,185,603
Liabilities in excess of other assets(z) — (0.6)%			(19,497)

NET ASSETS — 100.0%			$3,166,106

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
21	5 Year U.S. Treasury Notes	Sep. 2021	$2,592,024	$ (8,919)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
1	2 Year U.S. Treasury Notes	Sep. 2021	$220,320	$390
2	10 Year U.S. Treasury Notes	Sep. 2021	265,000	(823)
1	20 Year U.S. Treasury Bonds	Sep. 2021	160,750	(3,753)

				(4,186)

				$(13,105)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$330,035

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$3,997	$—
Collateralized Loan Obligations	—	997,268	—
Student Loan	—	21,254	—
Commercial Mortgage-Backed Securities	—	486,464	—
Corporate Bonds	—	733,301	—
Residential Mortgage-Backed Security	—	149,160	—
U.S. Government Agency Obligation	—	237,158	—
U.S. Treasury Obligations	—	442,017	—
Short-Term Investment
Affiliated Mutual Fund	114,984	—	—

Total	$114,984	$3,070,619	$—

Other Financial Instruments*
Assets
Futures Contracts	$390	$—	$—

Liabilities
Futures Contracts	$(13,495)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):
Collateralized Loan Obligations	31.5%
Commercial Mortgage-Backed Securities	15.4
U.S. Treasury Obligations	13.9
U.S. Government Agency Obligation	7.5
Residential Mortgage-Backed Security	4.7
Pharmaceuticals	4.4
Banks	4.3
Pipelines	4.2
Affiliated Mutual Fund	3.6
Electric	2.7
Telecommunications	2.5

Commercial Services	1.9%
Chemicals	1.8
Agriculture	0.7
Insurance	0.7
Student Loan	0.7
Automobiles	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$390	*	Due from/to broker-variation margin futures	$13,495	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(1,830)	$25,742

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$3,537	$(106,975)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$1,616,237	$4,554,682

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate Swap Agreements(1)
$5,118,333

(1)   Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2025 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2021	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $2,943,041)	$3,070,619
Affiliated investments (cost $114,984)	114,984
Interest receivable	15,317
Due from Manager	2,198
Due from broker-variation margin futures	164
Prepaid expenses	1,728

Total Assets	3,205,010

LIABILITIES
Audit fee payable	24,864
Custodian and accounting fees payable	10,510
Accrued expenses and other liabilities	2,918
Affiliated transfer agent fee payable	433
Payable for Portfolio shares purchased	179

Total Liabilities	38,904

NET ASSETS	$3,166,106

Net assets were comprised of:
Partners’ Equity	$3,166,106

Net asset value and redemption price per share, $3,166,106 / 218,809 outstanding shares of beneficial interest	$14.47

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$83,408
Affiliated dividend income	200

Total income	83,608

EXPENSES
Management fee	11,881
Distribution fee	6,234
Audit fee	26,564
Custodian and accounting fees	20,237
Legal fees and expenses	8,399
Commitment fee on syndicated credit agreement	7,372
Trustees’ fees	4,765
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,598
Pricing fees	3,077
Shareholders’ reports	2,865
Miscellaneous	3,698

Total expenses	98,690
Less: Fee waiver and/or expense reimbursement	(75,501)

Net expenses	23,189

NET INVESTMENT INCOME (LOSS)	60,419

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	266,070
Futures transactions	(1,830)
Swap agreements transactions	25,742

289,982

Net change in unrealized appreciation (depreciation) on:
Investments	(355,624)
Futures	3,537
Swap agreements	(106,975)

(459,062)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(169,080)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(108,661)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$60,419	$516,597
Net realized gain (loss) on investment transactions	289,982	5,922,652
Net change in unrealized appreciation (depreciation) on investments	(459,062)	(2,825,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(108,661)	3,613,800

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [71,183 and 4,390,039 shares, respectively]	1,031,229	61,610,962
Portfolio shares purchased [476,410 and 6,416,479 shares, respectively]	(6,943,638)	(91,065,835)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(5,912,409)	(29,454,873)

TOTAL INCREASE (DECREASE)	(6,021,070)	(25,841,073)
NET ASSETS:
Beginning of period	9,187,176	35,028,249

End of period	$3,166,106	$9,187,176

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.6%
ASSET-BACKED SECURITIES — 29.2%
Automobiles — 4.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	400	$406,408
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	940,724
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	20	19,985
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	245	246,359

			1,613,476

Collateralized Loan Obligations — 20.7%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.133%(c)	04/23/31	1,000	997,165
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.010%(c)	01/17/28	391	390,656
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.160%(c)	04/17/31	748	745,787
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.294%(c)	01/22/31	250	250,120
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.394%(c)	01/16/31	750	750,008
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.256%(c)	04/26/31	1,500	1,500,054
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.284%(c)	07/16/31	250	250,035
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
1.444%(c)	01/15/32	500	500,090
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
1.180%(c)	04/18/31	744	744,263
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.340%(c)	01/17/31	500	500,164

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.134%(c)	04/15/29	1,209	$1,205,501

			7,833,843

Credit Cards — 3.5%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	600	613,107
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	700	712,187

			1,325,294

Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2019-B, Class A2, 144A
2.070%	10/12/22	106	106,159

Student Loan — 0.4%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	148	148,778

TOTAL ASSET-BACKED SECURITIES (cost $10,957,239)			11,027,550

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.5%
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	1,715	1,823,582
Commercial Mortgage Trust,
Series 2015-CR22, Class A3
3.207%	03/10/48	100	100,976
Series 2015-LC21, Class A3
3.445%	07/10/48	594	632,218
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	23,716	1,313,244
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	600	644,212
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	20	20,133
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	772	776,229
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	778	838,846
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	612,497

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	474	$511,866
Series 2015-LC20, Class A3
3.086%	04/15/50	100	100,800
Series 2017-C41, Class A2
2.590%	11/15/50	1,100	1,119,956

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,122,226)			8,494,559

CORPORATE BONDS — 21.8%
Agriculture — 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	250	282,447

Banks — 5.7%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	195	214,497
Sub. Notes, MTN
4.450%	03/03/26	280	317,607
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	150	163,960
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	310	339,199
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	105	106,372
Sub. Notes
4.250%	10/01/27	250	285,072
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	330	357,593
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	330	373,981

			2,158,281

Diversified Financial Services — 1.7%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	125	133,892
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	265,178
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	87,825
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	150	149,143

			636,038

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 3.3%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	$252,533
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	60	63,943
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	230	248,990
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	150	158,662
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	173,301
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	335	361,921

			1,259,350

Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	455	470,984
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	385,393

			856,377

Multi-National — 1.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	405	406,613

Pharmaceuticals — 3.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	700	764,172
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	47	51,193
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25(a)	160	175,942
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	375	407,044

			1,398,351

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	53,248

Telecommunications — 3.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	190	219,928

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	205	$204,402
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	410	444,632
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26(a)	280	282,587

			1,151,549

TOTAL CORPORATE BONDS (cost $7,650,676)			8,202,254

SOVEREIGN BONDS — 4.5%
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	207,109
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	220	224,570
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	1,000	1,017,965
2.500%	09/10/21	50	50,221
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	207,977

TOTAL SOVEREIGN BONDS (cost $1,669,344)			1,707,842

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
Federal Home Loan Bank, Unsec’d. Notes
0.375%	09/04/25	500	492,559
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	1,000	1,002,422
Federal National Mortgage Assoc.
2.125%	04/24/26	1,000	1,059,830

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,497,100)			2,554,811

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
3.625%	02/15/44(k)	1,420	1,834,241
U.S. Treasury Notes
0.125%	06/30/23	455	453,898
0.750%	04/30/26(a)	430	427,850
0.875%	06/30/26	210	209,934
U.S. Treasury Strips Coupon
2.365%(s)	05/15/44(k)	30	18,145

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,183,139)			2,944,068

TOTAL LONG-TERM INVESTMENTS (cost $34,079,724)			34,931,084

	Shares	Value
SHORT-TERM INVESTMENTS — 10.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(wc)	264,196	$2,435,888
PGIM Core Ultra Short Bond Fund(wc)	221,491	221,491
PGIM Institutional Money Market Fund (cost $1,422,162; includes $1,422,083 of cash collateral for securities on loan)(b)(wc)	1,423,004	1,422,150

TOTAL SHORT-TERM INVESTMENTS (cost $4,063,617)		4,079,529

TOTAL INVESTMENTS—103.4% (cost $38,143,341)		39,010,613

Liabilities in excess of other assets(z) — (3.4)%		(1,284,907)

NET ASSETS — 100.0%		$37,725,706

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,392,804; cash collateral of $1,422,083 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)

PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
201	5 Year U.S. Treasury Notes	Sep. 2021	$24,809,368	$ (76,550)
56	10 Year U.S. Treasury Notes	Sep. 2021	7,420,000	20,591
10	10 Year U.S. Ultra Treasury Notes	Sep. 2021	1,472,031	17,954

				(38,005)

Short Positions:
34	2 Year U.S. Treasury Notes	Sep. 2021	7,490,891	11,263
22	3 Year U.S. Treasury Notes	Sep. 2021	5,089,562	(5,357)
7	20 Year U.S. Treasury Bonds	Sep. 2021	1,125,250	(32,514)
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	963,438	(46,273)

				(72,881)

				$(110,886)

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
130	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(4,533)	$(4,533)
260	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,800)	(9,800)
650	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,603)	(19,424)	(17,821)
390	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,742)	(9,742)

				$(1,603)	$(43,499)	$(41,896)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$757,008

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,613,476	$—
Collateralized Loan Obligations	—	7,833,843	—
Credit Cards	—	1,325,294	—

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Equipment	$—	$106,159	$—
Student Loan	—	148,778	—
Commercial Mortgage-Backed Securities	—	8,494,559	—
Corporate Bonds	—	8,202,254	—
Sovereign Bonds	—	1,707,842	—
U.S. Government Agency Obligations	—	2,554,811	—
U.S. Treasury Obligations	—	2,944,068	—
Short-Term Investments
Affiliated Mutual Funds	4,079,529	—	—

Total	$4,079,529	$34,931,084	$—

Other Financial Instruments*
Assets
Futures Contracts	$49,808	$—	$—

Liabilities
Futures Contracts	$(160,694)	$—	$—
Centrally Cleared Inflation Swap Agreements.	—	(41,896)	—

Total	$(160,694)	$(41,896)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Commercial Mortgage-Backed Securities	22.5%
Collateralized Loan Obligations	20.7
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	10.8
U.S. Treasury Obligations	7.8
U.S. Government Agency Obligations	6.8
Banks	5.7
Sovereign Bonds	4.5
Automobiles	4.3
Pharmaceuticals	3.7
Credit Cards	3.5
Electric	3.3
Telecommunications	3.1

Media	2.3%
Diversified Financial Services	1.7
Multi-National	1.1
Agriculture	0.8
Student Loan	0.4
Equipment	0.3
Software	0.1

103.4
Liabilities in excess of other assets	(3.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$49,808	*	Due from/to broker-variation margin futures	$160,694	*

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	—	$—	Due from/to broker-variation margin swaps	$41,896	*

		$49,808		$202,590

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging
instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$25,211	$1,768,017

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for
as hedging instruments,
carried at fair value	Futures	Swaps

Interest rate contracts	$(110,557)	$(2,585,840)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)

$18,157,576	$25,561,550

Inflation Swap Agreements(1)	Interest Rate Swap Agreements(1)

$953,333	$26,111,667

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,392,804	$(1,392,804)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2026 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2021	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2021

ASSETS
Investments at value, including securities on loan of $1,392,804:
Unaffiliated investments (cost $34,079,724)	$34,931,084
Affiliated investments (cost $4,063,617)	4,079,529
Dividends and interest receivable	170,043
Due from broker-variation margin futures	18,656
Prepaid expenses and other assets	2,196

Total Assets	39,201,508

LIABILITIES
Payable to broker for collateral for securities on loan	1,422,083
Accrued expenses and other liabilities	40,504
Management fee payable	4,924
Payable for Portfolio shares purchased	4,772
Due to broker-variation margin swaps	1,417
Distribution fee payable	1,338
Affiliated transfer agent fee payable	433
Trustees’ fees payable	331

Total Liabilities	1,475,802

NET ASSETS	$37,725,706

Net assets were comprised of:
Partners’ Equity	$37,725,706

Net asset value and redemption price per share, $37,725,706 / 3,031,013 outstanding shares of beneficial interest	$12.45

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$465,233
Affiliated dividend income	13,664
Income from securities lending, net (including affiliated income of $444)	607

Total income	479,504

EXPENSES
Management fee	104,257
Distribution fee	54,700
Audit fee	26,560
Custodian and accounting fees	19,929
Commitment fee on syndicated credit agreement	14,430
Legal fees and expenses	8,509
Trustees’ fees	5,210
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,720
Miscellaneous	7,226

Total expenses	247,138
Less: Fee waiver and/or expense reimbursement	(43,654)

Net expenses	203,484

NET INVESTMENT INCOME (LOSS)	276,020

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $11,825)	556,607
Futures transactions	25,211
Swap agreements transactions	1,768,017

2,349,835

Net change in unrealized appreciation (depreciation)on:
Investments (including affiliated of $(10,310))	(1,116,839)
Futures	(110,557)
Swap agreements	(2,585,840)

(3,813,236)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(1,463,401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,187,381)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$276,020	$1,373,938
Net realized gain (loss) on investment transactions	2,349,835	5,889,828
Net change in unrealized appreciation (depreciation) on investments	(3,813,236)	3,810,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,187,381)	11,074,007

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [259,623 and 4,615,681 shares, respectively]	3,226,229	56,936,740
Portfolio shares purchased [1,321,606 and 12,168,439 shares, respectively]	(16,506,787)	(149,941,125)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(13,280,558)	(93,004,385)

TOTAL INCREASE (DECREASE)	(14,467,939)	(81,930,378)
NET ASSETS:
Beginning of period	52,193,645	134,124,023

End of period	$37,725,706	$52,193,645

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.7%
ASSET-BACKED SECURITIES — 21.9%
Automobiles — 4.7%
AmeriCredit Automobile Receivables Trust,
Series 2020-03, Class C
1.060%	08/18/26	100	$100,707
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,045,249
Series 2021-01, Class C
0.940%	12/15/26	100	99,471
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	24	23,982
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	100,000
Ford Credit Auto Owner Trust,
Series 2021-A, Class C
0.830%	08/15/28	100	99,534
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	100	99,683
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	100	99,867
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	100	99,946
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	273	273,732
Series 2019-01A, Class A, 144A
3.630%	09/14/27	200	215,565
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	100	99,403
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	100	100,580
Series 2021-01, Class C
0.750%	02/17/26	100	99,947
Series 2021-02, Class C
0.900%	06/15/26	100	100,161

			2,657,827

Collateralized Loan Obligations — 14.8%
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.164%(c)	10/15/28	720	719,081
Carlyle Global Market Strategies (Cayman Islands),
Series 2021-05A, Class A1, 144A
—%(p)	07/20/34	500	501,004
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A
—%(p)	07/20/34	250	250,026

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.194%(c)	04/15/31	500	$499,521
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.394%(c)	01/16/31	750	750,008
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A
0.000%(cc)	05/21/34	250	250,138
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.188%(c)	10/20/31	1,000	999,996
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.348%(c)	10/20/31	500	499,818
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.530%(c)	01/20/32	250	250,285
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.218%(c)	04/20/31	742	742,073
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.306%(c)	07/20/34	250	250,026
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.028%(c)	04/20/28	368	367,977
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.340%(c)	01/17/31	500	500,165
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.528%(c)	07/20/32	500	500,143
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.334%(c)	01/22/31	250	249,925
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.134%(c)	04/15/29	967	964,401

			8,294,587

Credit Cards — 1.9%
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000	1,054,879

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment — 0.5%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	270	$270,925

TOTAL ASSET-BACKED SECURITIES (cost $12,166,092)			12,278,218

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	1,144	1,190,094
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	108	109,553
Series 2014-CR21, Class A3
3.528%	12/10/47	448	476,582
Series 2015-DC01, Class ASB
3.142%	02/10/48	510	525,458
Series 2015-PC01, Class A5
3.902%	07/10/50	500	549,117
Series 2016-COR1, Class ASB
2.972%	10/10/49	1,100	1,162,901
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	11,992	664,037
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	117	118,845
Series 2013-GC14, Class A3
3.526%	08/10/46	10	9,793
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,065	1,129,237
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	675	679,200
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB
3.514%	12/15/49	938	1,007,818
Series 2016-C32, Class A1
1.968%	12/15/49	74	74,582
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	585	599,395

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,283,098)			8,296,612

CORPORATE BONDS — 19.7%
Agriculture — 0.3%
BAT International Finance PLC (United Kingdom), Gtd. Notes
1.668%	03/25/26	165	165,205

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	295	302,209

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20	$21,003
Sr. Unsec’d. Notes
2.400%	04/10/28	195	197,892

			521,104

Banks — 5.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	200	201,652
Sub. Notes, MTN
4.450%	03/03/26	465	527,456
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.122%(ff)	01/28/27	220	216,912
Sub. Notes
4.400%	06/10/25	370	413,339
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	250	264,760
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	60	64,864
3.850%	01/26/27	170	187,483
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	85	88,008
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	90	91,176
Sr. Unsec’d. Notes
3.200%	06/15/26	275	299,464
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	385	436,311
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	198,293

			2,989,718

Commercial Services — 1.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	836,094

Diversified Financial Services — 1.7%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	250	269,215
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	380	390,104
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	265,178

			924,497

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 2.2%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	15	$15,986
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	460	497,980
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	35	37,021
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	615	664,423

			1,215,410

Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	25	26,917

Insurance — 1.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	750	825,966

Media — 1.0%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	500	549,076

Miscellaneous Manufacturing — 0.7%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.400%	03/16/27(a)	350	386,947

Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	580	582,309

Packaging & Containers — 0.3%
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	149,225

Pharmaceuticals — 0.7%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	350	402,081

Pipelines — 0.6%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	315	342,527

Telecommunications — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	255	295,167
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	200	199,417

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	335	$337,424
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28	150	151,999
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	135	137,859

			1,121,866

TOTAL CORPORATE BONDS (cost $10,499,281)			11,038,942

SOVEREIGN BONDS — 4.2%
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	207,109
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	260	265,400
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	300	314,791
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	500	508,982
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	780	846,613
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	207,977

TOTAL SOVEREIGN BONDS (cost $2,222,566)			2,350,872

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal Home Loan Bank, Unsec’d. Notes
0.375%	09/04/25	1,500	1,477,677
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	1,500	1,478,670
Federal National Mortgage Assoc.
0.500%	06/17/25	500	496,221
2.125%	04/24/26(k)	1,345	1,425,471

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,847,221)			4,878,039

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bonds
1.875%	02/15/51	105	100,193
2.500%	02/15/46	110	119,127
3.625%	02/15/44(k)	3,115	4,023,704
U.S. Treasury Notes
0.250%	10/31/25	115	112,439
1.625%	05/15/31	195	198,047
2.375%	08/15/24(k)	500	529,375
2.625%	02/15/29	1,880	2,061,537
2.875%	05/15/28	4,100	4,554,844

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.125%	11/15/28	215	$243,219

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,553,567)			11,942,485

TOTAL LONG-TERM INVESTMENTS (cost $50,571,825)			50,785,168

		Shares
SHORT-TERM INVESTMENTS — 10.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(wc)		546,227	5,036,216
PGIM Core Ultra Short Bond Fund(wc)		525,615	525,615
PGIM Institutional Money Market Fund (cost $309,913; includes $309,820 of cash collateral for securities on loan)(b)(wc)		310,100	309,914

TOTAL SHORT-TERM INVESTMENTS (cost $5,867,949)			5,871,745

TOTAL INVESTMENTS—101.2% (cost $56,439,774)			56,656,913
Liabilities in excess of other assets(z) — (1.2)%			(646,961)

NET ASSETS — 100.0%			$56,009,952

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $299,911; cash collateral of $309,820 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wc)

PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
32	10 Year U.S. Treasury Notes	Sep. 2021	$4,240,000	$19,751
9	10 Year U.S. Ultra Treasury Notes	Sep. 2021	1,324,828	20,121

				39,872

Short Positions:
39	2 Year U.S. Treasury Notes	Sep. 2021	8,592,492	12,928
134	5 Year U.S. Treasury Notes	Sep. 2021	16,539,578	33,391
15	20 Year U.S. Treasury Bonds	Sep. 2021	2,411,250	(71,717)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	$2,119,563	$(99,455)

				(124,853)

				$(84,981)

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
185	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(6,451)	$(6,451)
370	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(13,946)	(13,946)
900	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(2,128)	(26,896)	(24,768)
555	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(13,863)	(13,863)

				$(2,128)	$(61,156)	$(59,028)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreement:
41,403	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	$422,716	$2,934,291	$2,511,575

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$2,051,277

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$2,657,827	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Collateralized Loan Obligations	$—	$8,294,587	$—
Credit Cards	—	1,054,879	—
Equipment	—	270,925	—
Commercial Mortgage-Backed Securities	—	8,296,612	—
Corporate Bonds	—	11,038,942	—
Sovereign Bonds	—	2,350,872	—
U.S. Government Agency Obligations	—	4,878,039	—
U.S. Treasury Obligations	—	11,942,485	—
Short-Term Investments
Affiliated Mutual Funds	5,871,745	—	—

Total	$5,871,745	$50,785,168	$—

Other Financial Instruments*
Assets
Futures Contracts	$86,191	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	2,511,575	—

Total	$86,191	$2,511,575	$—

Liabilities
Futures Contracts	$(171,172)	$—	$—
Centrally Cleared Inflation Swap Agreements	—	(59,028)	—

Total	$(171,172)	$(59,028)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	21.4%
Commercial Mortgage-Backed Securities	14.8
Collateralized Loan Obligations	14.8
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	10.5
U.S. Government Agency Obligations	8.7
Banks	5.3
Automobiles	4.7
Sovereign Bonds	4.2
Electric	2.2
Telecommunications	2.0
Credit Cards	1.9
Diversified Financial Services	1.7
Commercial Services	1.5
Insurance	1.5
Multi-National	1.0
Media	1.0
Auto Manufacturers	0.9
Pharmaceuticals	0.7
Miscellaneous Manufacturing	0.7
Pipelines	0.6
Equipment	0.5
Agriculture	0.3
Packaging & Containers	0.3

Healthcare-Services	0.0 *%

101.2
Liabilities in excess of other assets	(1.2)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contract risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$86,191	*	Due from/to broker-variation margin futures	$171,172	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,511,575	*	Due from/to broker-variation margin swaps	59,028	*

		$2,597,766			$230,200

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$155,140	$837,153

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(59,754)	$(2,237,660)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)

$14,317,818	$36,752,432
Inflation Swap Agreements(1)	Interest Rate Swap Agreements(1)

$1,340,000	$44,548,000

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$299,911	$(299,911)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2027 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $299,911:
Unaffiliated investments (cost $50,571,825)	$50,785,168
Affiliated investments (cost $5,867,949)	5,871,745
Receivable for investments sold	391,434
Dividends and interest receivable	247,827
Due from broker-variation margin swaps	67,475
Prepaid expenses and other assets	6,074

Total Assets	57,369,723

LIABILITIES
Payable for investments purchased	750,000
Payable to broker for collateral for securities on loan	309,820
Payable for Portfolio shares purchased	232,413
Accrued expenses and other liabilities	36,758
Due to broker-variation margin futures	19,795
Management fee payable	8,559
Distribution fee payable	1,993
Affiliated transfer agent fee payable	433

Total Liabilities	1,359,771

NET ASSETS	$56,009,952

Net assets were comprised of:
Partners’ Equity	$56,009,952

Net asset value and redemption price per share, $56,009,952 / 4,580,738 outstanding shares of beneficial interest	$12.23

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$489,366
Affiliated dividend income	26,016
Income from securities lending, net (including affiliated income of $623)	927

Total income	516,309

EXPENSES
Management fee	147,375
Distribution fee	77,323
Audit fee	26,553
Custodian and accounting fees	19,401
Legal fees and expenses	8,541
Trustees’ fees	5,256
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,634
Miscellaneous	12,922

Total expenses	303,602
Less: Fee waiver and/or expense reimbursement	(15,961)

Net expenses	287,641

NET INVESTMENT INCOME (LOSS)	228,668

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(653))	(42,877)
Futures transactions	155,140
Swap agreements transactions	837,153

949,416

Net change in unrealized appreciation (depreciation)on:
Investments (including affiliated of $135)	(926,512)
Futures	(59,754)
Swap agreements	(2,237,660)

(3,223,926)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(2,274,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,045,842)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$228,668	$820,574
Net realized gain (loss) on investment transactions	949,416	5,954,086
Net change in unrealized appreciation (depreciation) on investments	(3,223,926)	2,130,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,045,842)	8,905,080

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [985,766 and 6,501,151 shares, respectively]	11,965,999	79,683,348
Portfolio shares purchased [1,904,852 and 9,933,314 shares, respectively]	(23,362,877)	(120,009,571)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(11,396,878)	(40,326,223)

TOTAL INCREASE (DECREASE)	(13,442,720)	(31,421,143)
NET ASSETS:
Beginning of period	69,452,672	100,873,815

End of period	$56,009,952	$69,452,672

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.8%
ASSET-BACKED SECURITIES — 18.6%
Automobiles — 0.8%
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	100	$99,867
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	100	99,946
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	100	107,782
Santander Drive Auto Receivables Trust,
Series 2021-02, Class C
0.900%	06/15/26	100	100,161

			407,756

Collateralized Loan Obligations — 16.6%
AIG CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.262%(c)	04/20/32	250	249,999
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.284%(c)	07/15/31	750	750,169
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.338%(c)	07/20/32	250	250,113
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.464%(c)	07/15/29	500	500,000
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.326%(c)	04/24/34	250	249,571
Broad River Bsl Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.248%(c)	07/20/34	250	249,998
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
1.208%(c)	04/20/31	250	249,588
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A
—%(p)	07/20/34	250	250,026
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.294%(c)	01/22/31	500	500,239
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.340%(c)	07/15/34	250	250,105
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.470%(c)	07/17/29	246	246,215

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.273%(c)	07/20/34	250	$250,047
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.085%(c)	05/20/29	223	222,842
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.312%(c)	07/20/34	250	250,025
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.296%(c)	04/25/32	250	250,000
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.254%(c)	07/17/34	250	250,101
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.250%(c)	07/20/32	250	250,104
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A
0.000%(cc)	05/21/34	250	250,138
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.320%(c)	07/10/34	250	249,856
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.270%(c)	05/07/31	985	984,996
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.198%(c)	10/23/31	250	249,637
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.306%(c)	07/20/34	250	250,026
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A
0.000%(cc)	04/15/34	250	250,489
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.340%(c)	01/17/31	1,250	1,250,411

			8,704,695

Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.770%(c)	06/16/36	100	101,420

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 1.0%
American Express Credit Account Master Trust,
Series 2019-02, Class A
2.670%	11/15/24	300	$305,959
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	225	234,591

			540,550

TOTAL ASSET-BACKED SECURITIES (cost $9,750,900)			9,754,421

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Barclays Commercial Mortgage Securities Trust,
Series 2021-C10, Class ASB
2.268%	07/15/54	200	206,914
Benchmark Mortgage Trust,
Series 2020-B22, Class A1
0.509%	01/15/54	565	560,070
Series 2021-B25, Class ASB
2.271%	04/15/54	250	258,878
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	64	66,116
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	15	15,650
Series 2015-PC01, Class A5
3.902%	07/10/50	485	532,644
FHLMC Multifamily Structured Pass-Through Certificates,
Series K083, Class AM
4.030%(cc)	10/25/28	80	93,588
Series K736, Class X1, IO
1.437%(cc)	07/25/26	700	38,736
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	17	16,978
Series 2014-GC22, Class A3
3.516%	06/10/47	19	19,490
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
—%(p)	06/15/54	300	308,990
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	70	71,723
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A4
2.942%	10/15/49	235	252,069

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,430,593)			2,441,846

CORPORATE BONDS — 12.3%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	190	196,333

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	$5,913

			202,246

Auto Manufacturers — 0.6%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	04/10/28	320	324,747

Banks — 6.1%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	15,441
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29	260	262,124
2.496%(ff)	02/13/31	170	173,814
3.124%(ff)	01/20/23	250	253,766
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	60	61,862
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	260	258,882
2.561%(ff)	05/01/32	45	45,844
2.976%(ff)	11/05/30	70	74,251
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	350	348,926
3.800%	03/15/30	25	28,128
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	256,769
2.069%(ff)	06/01/29	135	136,041
2.739%(ff)	10/15/30	180	188,734
4.493%(ff)	03/24/31	15	17,778
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	07/18/25	500	493,217
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	250	251,723
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	100	104,750
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.250%	06/01/26	205	204,557

			3,176,607

Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	21,482

Commercial Services — 0.1%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	27,434

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.3%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	140	$143,723

Electric — 0.6%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	10	11,104
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	33,163
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28	64	64,647
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	34,653
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	150	150,500

			294,067

Foods — 0.3%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
1.700%	06/03/28	180	180,986

Insurance — 0.2%
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	124,084

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	110	124,726
5.050%	03/30/29	155	183,226

			307,952

Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	50	49,967

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	50	51,821

Oil & Gas — 0.1%
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	70	72,783

Pharmaceuticals — 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	385	413,889

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27	30	$32,737
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	280	279,863
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	230	264,225

			990,714

Pipelines — 0.1%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	51,248

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	15,008
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	39,348

			54,356

Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	235	255,768
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	15	15,816
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	16,942

			288,526

Telecommunications — 0.1%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	45	45,953
3.000%	03/22/27	5	5,377
3.150%	03/22/30	20	21,571

			72,901

TOTAL CORPORATE BONDS (cost $6,378,014)			6,435,644

SOVEREIGN BONDS — 1.5%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25	400	395,474
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	40	44,749
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	40	41,456

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	40	$42,221
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	40	41,110
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24	200	210,875

TOTAL SOVEREIGN BONDS (cost $777,190)			775,885

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Federal Home Loan Bank
3.125%	09/12/25	1,115	1,223,765
3.250%	11/16/28	50	56,815
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	950	936,491
1.500%	02/12/25	50	51,584
Federal National Mortgage Assoc.
1.625%	01/07/25	388	401,766
2.500%	TBA(tt)	1,500	1,551,445
2.500%	TBA	3,500	3,613,203
Government National Mortgage Assoc.
2.500%	TBA	250	258,711

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,090,978)			8,093,780

U.S. TREASURY OBLIGATIONS — 42.2%
U.S. Treasury Bonds
1.875%	02/15/51	15	14,313
2.250%	05/15/41	5	5,203
3.000%	05/15/47	25	29,711
U.S. Treasury Notes
0.125%	10/31/22	2,900	2,899,094
0.125%	01/31/23	7,000	6,993,711
0.250%	06/15/24	1,365	1,356,789
0.875%	11/15/30(k)	170	161,686
1.250%	04/30/28	1,085	1,088,730
1.250%	06/30/28	980	981,684
2.250%	11/15/25	30	31,919
2.625%	02/15/29	3,165	3,470,620
2.875%	05/15/28(k)	4,445	4,938,117
U.S. Treasury Strips Coupon
1.306%(s)	02/15/39	45	31,191
2.953%(s)	08/15/28(k)	110	99,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,029,439)			22,102,752

TOTAL LONG-TERM INVESTMENTS (cost $49,457,114)			49,604,328

	Shares	Value
SHORT-TERM INVESTMENTS — 10.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(wc)	271,380	$2,502,127
PGIM Core Ultra Short Bond Fund(wc)	3,084,099	3,084,099

TOTAL SHORT-TERM INVESTMENTS (cost $5,586,226)		5,586,226

TOTAL INVESTMENTS—105.5% (cost $55,043,340)		55,190,554

Liabilities in excess of other assets(z) — (5.5)%		(2,890,740)

NET ASSETS — 100.0%		$52,299,814

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 1,500,000 is 2.9% of net assets.
(wc)

PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
132	10 Year U.S. Treasury Notes	Sep. 2021	$17,490,000	$59,506
46	10 Year U.S. Ultra Treasury Notes	Sep. 2021	6,771,344	88,826

				148,332

Short Positions:
54	2 Year U.S. Treasury Notes	Sep. 2021	11,897,297	18,129
90	5 Year U.S. Treasury Notes	Sep. 2021	11,108,672	6,014
10	20 Year U.S. Treasury Bonds	Sep. 2021	1,607,500	(47,606)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	192,687	(9,392)

				(32,855)

				$115,477

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreement:
16,923	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	$2,160,751	$2,046,270	$(114,481)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$1,113,885

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$407,756	$—
Collateralized Loan Obligations	—	8,704,695	—
Consumer Loans	—	101,420	—
Credit Cards	—	540,550	—
Commercial Mortgage-Backed Securities	—	2,441,846	—
Corporate Bonds	—	6,435,644	—
Sovereign Bonds	—	775,885	—
U.S. Government Agency Obligations	—	8,093,780	—
U.S. Treasury Obligations	—	22,102,752	—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$5,586,226	$—	$—

Total	$5,586,226	$49,604,328	$—

Other Financial Instruments*
Assets
Futures Contracts	$172,475	$—	$—

Liabilities
Futures Contracts	$(56,998)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(114,481)	—

Total	$(56,998)	$(114,481)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	42.2%
Collateralized Loan Obligations	16.6
U.S. Government Agency Obligations	15.5
Affiliated Mutual Funds	10.7
Banks	6.1
Commercial Mortgage-Backed Securities	4.7
Pharmaceuticals	1.9
Sovereign Bonds	1.5
Credit Cards	1.0
Automobiles	0.8
Auto Manufacturers	0.6
Media	0.6
Electric	0.6
Semiconductors	0.6
Aerospace & Defense	0.4
Foods	0.3
Diversified Financial Services	0.3

Insurance	0.2%
Consumer Loans	0.2
Telecommunications	0.1
Oil & Gas	0.1
Real Estate Investment Trusts (REITs)	0.1
Multi-National	0.1
Pipelines	0.1
Mining	0.1
Commercial Services	0.1
Beverages	0.0 *

105.5
Liabilities in excess of other assets	(5.5)

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$172,475	*	Due from/to broker-variation margin futures	$56,998	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	114,481	*

		$172,475			$171,479

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$128,771	$56,917

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$114,979	$(193,923)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)		Futures Contracts— Short Positions(1)

$8,851,578		$13,487,065

	Interest Rate Swap Agreements(1)

	$12,399,667

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2028 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2021	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $49,457,114)	$49,604,328
Affiliated investments (cost $5,586,226)	5,586,226
Receivable for investments sold	3,000,046
Dividends and interest receivable	136,982
Receivable for Portfolio shares sold	133,300
Due from broker-variation margin futures	38,805
Due from broker-variation margin swaps	37,622
Prepaid expenses	923

Total Assets	58,538,232

LIABILITIES
Payable for investments purchased	6,189,055
Accrued expenses and other liabilities	39,229
Management fee payable	7,485
Distribution fee payable	2,082
Affiliated transfer agent fee payable	433
Payable for Portfolio shares purchased	134

Total Liabilities	6,238,418

NET ASSETS	$52,299,814

Net assets were comprised of:
Partners’ Equity	$52,299,814

Net asset value and redemption price per share, $52,299,814 / 4,238,703 outstanding shares of beneficial interest	$12.34

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$80,853
Affiliated dividend income	7,122

Total income	87,975

EXPENSES
Management fee	62,865
Distribution fee	32,983
Audit fee	26,553
Custodian and accounting fees	17,383
Legal fees and expenses	8,381
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,546
Miscellaneous	9,356

Total expenses	168,424
Less: Fee waiver and/or expense reimbursement	(45,729)

Net expenses	122,695

NET INVESTMENT INCOME (LOSS)	(34,720)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(144,099)
Futures transactions	128,771
Swap agreements transactions	56,917

41,589

Net change in unrealized appreciation (depreciation) on:
Investments	82,614
Futures	114,979
Swap agreements	(193,923)

3,670

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	45,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,539

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(34,720)	$90,094
Net realized gain (loss) on investment transactions	41,589	3,029,947
Net change in unrealized appreciation (depreciation) on investments	3,670	(1,573,034)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,539	1,547,007

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,286,129 and 270,054 shares, respectively]	52,733,281	3,295,233
Portfolio shares purchased [306,002 and 1,948,362 shares, respectively]	(3,755,743)	(23,158,360)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	48,977,538	(19,863,127)

TOTAL INCREASE (DECREASE)	48,988,077	(18,316,120)
NET ASSETS:
Beginning of period	3,311,737	21,627,857

End of period	$52,299,814	$3,311,737

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2029

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.7%
BANK,
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	$10,768
Series 2018-BN14, Class A1
3.277%	09/15/60	10	10,328
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	9	9,335
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	64	66,116
Series 2016-C02, Class A1
1.499%	08/10/49	2	1,766
Series 2016-P04, Class A3
2.646%	07/10/49	10	10,477
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	30	29,681
Series 2013-LC06, Class ASB
2.478%	01/10/46	15	15,650
Series 2015-LC21, Class A4
3.708%	07/10/48	50	54,592
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.047%(cc)	03/25/28	15	16,032
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	17	16,978
Series 2017-GS07, Class A1
1.950%	08/10/50	22	21,689
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	23	22,690
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	40	40,400
Series 2013-LC11, Class A4
2.694%	04/15/46	18	18,592
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	48	49,953
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	17	16,691
Series 2018-C11, Class A1
3.211%	06/15/51	3	2,958
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	6	6,149
Series 2012-C04, Class A5
2.850%	12/10/45	55	56,353

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	—(r)	$347

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $467,140)			477,545

CORPORATE BONDS — 13.5%
Aerospace & Defense — 0.4%
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	5,656
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,914

			11,570

Airlines — 1.1%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	34	33,591

Apparel — 0.3%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	10,786

Banks — 2.3%
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	20	22,376
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31	15	17,778
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	30	31,055

			71,209

Beverages — 0.3%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/19/30	10	10,777

Commercial Services — 2.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	38,596
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	27,434

			66,030

Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	5,514

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.2%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	5	$5,529

Electric — 0.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	10	11,333
4.050%	04/15/25	10	11,104

			22,437

Healthcare-Products — 0.2%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	5,251

Healthcare-Services — 0.4%
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	10	12,068

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	2,207

Media — 0.2%
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	5	5,522

Miscellaneous Manufacturing — 0.2%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	5,505

Pharmaceuticals — 0.9%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	25	27,433

Pipelines — 1.3%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	38,772

Retail — 0.7%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	16,632
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	5	5,769

			22,401

Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	10	10,884

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	$16,942

			27,826

Telecommunications — 0.9%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,377
3.150%	03/22/30	20	21,571

			26,948

TOTAL CORPORATE BONDS (cost $378,731)			411,376

SOVEREIGN BONDS — 7.0%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	50	55,936
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	50	51,821
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	50	52,777
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	50	51,387

TOTAL SOVEREIGN BONDS (cost $212,768)			211,921

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.2%
Federal Home Loan Bank
3.250%	11/16/28(k)	200	227,258
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	100	103,169
Federal National Mortgage Assoc.
1.625%	01/07/25	100	103,548

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $416,583)			433,975

U.S. TREASURY OBLIGATIONS — 40.8%
U.S. Treasury Bonds
3.375%	11/15/48	15	19,144
U.S. Treasury Notes
2.125%	06/30/22	500	510,078
2.125%	05/15/25(k)	130	137,251
2.375%	08/15/24	115	121,756
2.625%	02/15/29	5	5,483
3.125%	11/15/28(k)	395	446,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,212,065)			1,240,556

TOTAL LONG-TERM INVESTMENTS (cost $2,687,287)			2,775,373

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $280,507)(wh)	280,507	$280,507

TOTAL INVESTMENTS—100.4% (cost $2,967,794)		3,055,880
Liabilities in excess of other assets(z) — (0.4)%		(12,389)

NET ASSETS — 100.0%		$3,043,491

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(wh)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
3	10 Year U.S. Ultra Treasury Notes	Sep. 2021	$441,609	$7,074

Short Positions:
3	2 Year U.S. Treasury Notes	Sep. 2021	660,961	1,013
6	5 Year U.S. Treasury Notes	Sep. 2021	740,578	1,679
7	10 Year U.S. Treasury Notes	Sep. 2021	927,500	(4,477)

				(1,785)

				$5,289

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreement:
2,522	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	$312,543	$241,953	$(70,590)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$576,185

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$—	$477,545	$—
Corporate Bonds	—	411,376	—
Sovereign Bonds	—	211,921	—
U.S. Government Agency Obligations	—	433,975	—
U.S. Treasury Obligations	—	1,240,556	—
Short-Term Investment
Affiliated Mutual Fund	280,507	—	—

Total	$280,507	$2,775,373	$—

Other Financial Instruments*
Assets
Futures Contracts	$9,766	$—	$—

Liabilities
Futures Contracts	$(4,477)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(70,590)	—

Total	$(4,477)	$(70,590)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	40.8%
Commercial Mortgage-Backed Securities	15.7
U.S. Government Agency Obligations	14.2
Affiliated Mutual Fund	9.2
Sovereign Bonds	7.0
Banks	2.3
Commercial Services	2.2
Pipelines	1.3
Airlines	1.1
Semiconductors	0.9
Pharmaceuticals	0.9
Telecommunications	0.9
Electric	0.7
Retail	0.7

Healthcare-Services	0.4%
Aerospace & Defense	0.4
Apparel	0.3
Beverages	0.3
Diversified Financial Services	0.2
Media	0.2
Cosmetics/Personal Care	0.2
Miscellaneous Manufacturing	0.2
Healthcare-Products	0.2
Household Products/Wares	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$9,766	*	Due from/to broker-variation margin futures	$4,477	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	70,590	*

		$9,766			$75,067

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$22,976	$10,018

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$10,123	$(106,777)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$447,250	$2,566,018

Interest Rate Swap Agreements(1)
$2,522,000

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2029 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $2,687,287)	$2,775,373
Affiliated investments (cost $280,507)	280,507
Interest receivable	11,227
Due from broker-variation margin swaps	6,815
Due from Manager	2,005
Prepaid expenses	1,014

Total Assets	3,076,941

LIABILITIES
Audit fee payable	21,034
Custodian and accounting fees payable	8,980
Accrued expenses and other liabilities	2,228
Due to broker-variation margin futures	633
Affiliated transfer agent fee payable	433
Distribution fee payable	142

Total Liabilities	33,450

NET ASSETS	$3,043,491

Net assets were comprised of:
Partners’ Equity	$3,043,491

Net asset value and redemption price per share, $3,043,491 / 246,599 outstanding shares of beneficial interest	$12.34

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$27,277
Affiliated dividend income	177

Total income	27,454

EXPENSES
Management fee	7,165
Distribution fee	3,759
Audit fee	22,734
Custodian and accounting fees	18,139
Legal fees and expenses	8,381
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Pricing fees	2,750
Shareholders’ reports	2,535
Miscellaneous	6,665

Total expenses	80,485
Less: Fee waiver and/or expense reimbursement	(66,499)

Net expenses	13,986

NET INVESTMENT INCOME (LOSS)	13,468

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(18,932)
Futures transactions	22,976
Swap agreements transactions	10,018

14,062

Net change in unrealized appreciation (depreciation)on:
Investments	(54,900)
Futures	10,123
Swap agreements	(106,777)

(151,554)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(137,492)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(124,024)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,468	$154,678
Net realized gain (loss) on investment transactions	14,062	3,812,107
Net change in unrealized appreciation (depreciation) on investments	(151,554)	(633,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(124,024)	3,333,059

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [569 and 314,588 shares, respectively]	7,030	3,852,110
Portfolio shares purchased [1,636 and 4,439,687 shares, respectively]	(20,786)	(52,315,047)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(13,756)	(48,462,937)

TOTAL INCREASE (DECREASE)	(137,780)	(45,129,878)
NET ASSETS:
Beginning of period	3,181,271	48,311,149

End of period	$3,043,491	$3,181,271

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2030

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.9%
ASSET-BACKED SECURITIES — 17.8%
Automobiles — 2.8%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class B
1.480%	01/21/25	400	$406,657
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	104,214
CarMax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	30	30,862
Series 2021-01, Class C
0.940%	12/15/26	200	198,942
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	4	3,997
Series 2019-01, Class A2, 144A
2.980%	10/20/24	67	67,352
Series 2019-02, Class A2, 144A
2.290%	02/20/25	53	53,575
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	100,000
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	107,881
Series 2021-A, Class C
0.830%	08/15/28	100	99,534
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	200	199,366
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	200	199,733
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	200	199,892
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	54	54,422
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	500	538,912
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	200	198,805
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	130	129,908
Series 2019-03, Class B
2.280%	09/15/23	31	31,167
Series 2021-01, Class C
0.750%	02/17/26	300	299,841

			3,025,060

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 14.3%
AIG CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.262%(c)	04/20/32	750	$749,996
Allegro CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.338%(c)	07/20/32	750	750,338
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.274%(c)	01/28/31	1,000	998,416
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.260%(c)	07/18/30	1,250	1,250,001
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.540%(c)	01/17/33	250	250,295
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.231%(c)	07/27/31	2,579	2,576,983
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.226%(c)	04/24/30	1,000	1,001,528
Series 2021-05A, Class A, 144A
—%(p)	07/15/34	500	500,053
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.214%(c)	04/15/31	2,500	2,498,402
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.368%(c)	10/20/31	250	250,125
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.554%(c)	01/16/33	250	250,209
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.296%(c)	04/25/32	250	250,000
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.563%(c)	10/23/32	750	751,396
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30	500	500,000
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.250%(c)	07/20/32	750	750,310

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.320%(c)	07/10/34	750	$749,568
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.528%(c)	07/20/32	1,000	1,000,286
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
1.494%(c)	04/15/33	250	250,312

			15,328,218

Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.770%(c)	06/16/36	100	101,420
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	31	30,791

			132,211

Credit Cards — 0.5%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	101,894
Series 2019-03, Class A
2.000%	04/15/25	100	102,184
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	203,482
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	105,488

			513,048

Student Loan — 0.1%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	100	103,318

TOTAL ASSET-BACKED SECURITIES (cost $18,821,462)			19,101,855

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.2%
Benchmark Mortgage Trust,
Series 2020-B17, Class A4
2.042%	03/15/53	1,350	1,359,935
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	5	5,322
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	54	58,324

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	256	$270,234
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	427,488
Series 2013-LC06, Class ASB
2.478%	01/10/46	448	453,862
Series 2015-CR25, Class A3
3.505%	08/10/48	39	41,575
Series 2015-CR26, Class A3
3.359%	10/10/48	50	53,335
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	48	50,228
Series 2020-C19, Class A2
2.320%	03/15/53	2,500	2,559,723
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	2	2,264
Series 2016-C03, Class A2
1.886%	08/10/49	20	20,014
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	144	146,544
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	79,947	4,426,915
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	410	415,959
Series 2013-GC14, Class A5
4.243%	08/10/46	300	319,825
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	2,930	3,089,050
Series 2015-C30, Class A3
3.322%	07/15/48	99	98,625
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	507	516,185
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	6	5,694
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A2
2.313%	10/15/52	500	515,141
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50	400	429,210

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $14,675,137)			15,265,452

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 23.1%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	475	$486,395

Agriculture — 0.6%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	530	598,787

Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	14	14,396

Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	85	89,264

Banks — 13.3%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	45	46,488
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	1,155	1,190,807
2.496%(ff)	02/13/31	210	214,712
3.194%(ff)	07/23/30	35	37,680
3.458%(ff)	03/15/25	50	53,442
Sub. Notes, MTN
4.450%	03/03/26	15	17,015
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	2,000	2,069,817
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	90	92,793
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	340	351,493
2.976%(ff)	11/05/30	180	190,930
Sub. Notes
4.450%	09/29/27	15	17,131
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	205,501
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	2,000	2,010,393
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	2,000	2,121,326
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	20	20,708
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	35	35,457
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	920	964,641
4.005%(ff)	04/23/29	55	62,297
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, GMTN
3.125%	12/15/21	100	101,364

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	1,500	$1,594,802
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	205,684
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	650	680,875
Sub. Notes, MTN
3.950%	04/23/27	55	61,440
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	1,500	1,543,048
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	22,382
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	430	445,124

			14,357,350

Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	25	27,662

Commercial Services — 0.0%
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	15,801
3.750%	06/01/23	25	26,310

			42,111

Electric — 1.2%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	565	640,338
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	415	443,480
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	45,045
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	100	100,362
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	48,483

			1,277,708

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	90	98,741

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	$31,410

Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	80	92,090

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	69,157
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	79,480

			148,637

Insurance — 0.0%
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	56,202

Internet — 0.1%
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.750%	10/01/29	70	75,299

Media — 1.3%
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	710	839,291
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	50	55,224
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	345	368,263
3.500%	08/15/27	100	109,815

			1,372,593

Mining — 0.0%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	10	10,496

Multi-National — 1.7%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	1,500	1,584,467
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.250%	02/11/22	50	50,812
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	208,291

			1,843,570

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 0.7%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	50	$56,640
ConocoPhillips,
Gtd. Notes, 144A
4.300%	08/15/28	450	521,978
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	52,875
4.500%	04/15/23	25	26,073
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	45	47,568
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	55	62,016

			767,150

Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29(a)	835	906,266
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	10	11,202
Cigna Corp.,
Gtd. Notes
3.500%	06/15/24	100	107,291
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	353	405,528
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	350	366,282

			1,796,569

Pipelines — 0.7%
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	178,968
3.750%	05/15/30(a)	475	516,409
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	43,158

			738,535

Retail — 0.3%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	305	351,923

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	10	10,884

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	515	$596,122

TOTAL CORPORATE BONDS (cost $ 24,127,109)			24,883,894

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	18	18,645

(cost $ 17,952)

SOVEREIGN BONDS — 12.9%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	2,000	2,067,031
3.250%	07/20/23	200	211,342
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	2,000	2,061,045
3.250%	04/24/23	200	209,901
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
2.000%	06/19/24	200	208,556
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes, EMTN
3.000%	03/23/22	200	204,103
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	203,084
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	150	153,116
3.300%	03/15/28	1,500	1,678,095
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	150	153,474
2.250%	06/02/26	150	158,883
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	1,500	1,554,615
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	304,852
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	1,500	1,583,300
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	100	101,796
2.300%	06/15/26	150	158,995
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	250	271,350
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	400	575,467
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	1,500	1,541,612

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22	200	$203,837
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22	200	203,967

TOTAL SOVEREIGN BONDS (cost $13,708,999)			13,808,421

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
Federal Home Loan Bank
3.250%	11/16/28(k)	5,000	5,681,448
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	4,500	4,642,591
Federal National Mortgage Assoc.
1.625%	01/07/25(k)	5,000	5,177,389

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,561,546)			15,501,428

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bonds
2.500%	02/15/46(k)	75	81,223
3.750%	11/15/43(k)	50	65,602
U.S. Treasury Notes
0.250%	05/15/24	3,920	3,899,175
1.125%	02/15/31(a)	385	373,871
1.250%	06/30/28	510	510,876
2.375%	08/15/24(k)	20	21,175
2.875%	08/15/28	700	778,422
U.S. Treasury Strips Coupon
1.450%(s)	08/15/42(k)	75	47,103
1.463%(s)	11/15/42(k)	70	43,739
1.470%(s)	11/15/41(k)	70	44,926
2.165%(s)	08/15/39(k)	100	68,379
2.416%(s)	05/15/42	20	12,680

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,961,603)			5,947,171

TOTAL LONG-TERM INVESTMENTS (cost $92,873,808)			94,526,866

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 13.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(wc)	1,163,959	$10,731,703
PGIM Core Ultra Short Bond Fund(wc)	2,676,603	2,676,603
PGIM Institutional Money Market Fund (cost $905,203; includes $905,057 of cash collateral for securities on loan)(b)(wc)	905,881	905,338

TOTAL SHORT-TERM INVESTMENTS (cost $14,234,046)		14,313,644

TOTAL INVESTMENTS—101.2% (cost $107,107,854)		108,840,510
Liabilities in excess of other assets(z) — (1.2)%		(1,305,678)

NET ASSETS — 100.0%		$107,534,832

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $838,817; cash collateral of $905,057 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)

PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
233	10 Year U.S. Ultra Treasury Notes	Sep. 2021	$34,298,329	$518,948

Short Positions:
64	2 Year U.S. Treasury Notes	Sep. 2021	14,100,500	21,281
60	3 Year U.S. Treasury Notes	Sep. 2021	13,880,625	47,204
203	5 Year U.S. Treasury Notes	Sep. 2021	25,056,227	50,260
214	10 Year U.S. Treasury Notes	Sep. 2021	28,355,000	(152,084)
96	20 Year U.S. Treasury Bonds	Sep. 2021	15,432,000	(448,462)

				(481,801)

				$37,147

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	5,000	$(105,084)	$(128,794)	$(23,710)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
340	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(11,856)	$(11,856)
680	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(25,630)	(25,630)
1,710	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(4,255)	(51,101)	(46,846)
1,020	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(25,479)	(25,479)

				$(4,255)	$(114,066)	$(109,811)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
12,167	12/27/30	2.750%(S)	3 Month LIBOR(2)(Q)	$1,926,260	$1,510,796	$(415,464)
76,945	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	13,487,627	8,150,075	(5,337,552)

				$15,413,887	$9,660,871	$(5,753,016)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$5,843,910

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$3,025,060	$—
Collateralized Loan Obligations	—	15,328,218	—
Consumer Loans	—	132,211	—
Credit Cards	—	513,048	—
Student Loan	—	103,318	—
Commercial Mortgage-Backed Securities	—	15,265,452	—
Corporate Bonds	—	24,883,894	—
Residential Mortgage-Backed Security	—	18,645	—
Sovereign Bonds	—	13,808,421	—
U.S. Government Agency Obligations	—	15,501,428	—
U.S. Treasury Obligations	—	5,947,171	—
Short-Term Investments
Affiliated Mutual Funds	14,313,644	—	—

Total	$14,313,644	$94,526,866	$—

Other Financial Instruments*
Assets
Futures Contracts	$637,693	$—	$—

Liabilities
Futures Contracts	$(600,546)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(23,710)	—
Centrally Cleared Inflation Swap Agreements	—	(109,811)	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,753,016)	—

Total	$(600,546)	$(5,886,537)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Government Agency Obligations	14.4%
Collateralized Loan Obligations	14.3
Commercial Mortgage-Backed Securities	14.2
Banks	13.3
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	13.3
Sovereign Bonds	12.9
U.S. Treasury Obligations	5.5
Automobiles	2.8
Multi-National	1.7
Pharmaceuticals	1.7
Media	1.3
Electric	1.2
Oil & Gas	0.7
Pipelines	0.7
Agriculture	0.6
Telecommunications	0.6
Credit Cards	0.5
Aerospace & Defense	0.5
Retail	0.3
Healthcare-Services	0.1

Consumer Loans	0.1%
Student Loan	0.1
Foods	0.1
Healthcare-Products	0.1
Auto Manufacturers	0.1
Internet	0.1
Insurance	0.0	*
Commercial Services	0.0	*
Gas	0.0	*
Chemicals	0.0	*
Residential Mortgage-Backed Security	0.0	*
Airlines	0.0	*
Semiconductors	0.0	*
Mining	0.0	*

	101.2
Liabilities in excess of other assets	(1.2)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$23,710	*
Interest rate contracts	Due from/to broker-variation margin futures	637,693	*	Due from/to broker-variation margin futures	600,546	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	5,862,827	*

		$637,693			$6,487,083

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$(24,086)
Interest rate contracts	(159,883)	226,461

Total	$(159,883)	$202,375

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(9,570)
Interest rate contracts	149,466	(4,604,309)

Total	$149,466	$(4,613,879)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)

$33,660,141	$93,674,222

Inflation Swap Agreements(1)	Interest Rate Swap Agreements(1)	Credit Default Swap Agreements— Buy Protection(1)

$2,500,000	$94,137,333	$5,000,000

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$838,817	$(838,817)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2030 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2021	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2021

ASSETS
Investments at value, including securities on loan of $838,817:
Unaffiliated investments (cost $92,873,808)	$94,526,866
Affiliated investments (cost $14,234,046)	14,313,644
Dividends and interest receivable	536,359
Due from broker-variation margin swaps	351,638
Prepaid expenses and other assets	52,761

Total Assets	109,781,268

LIABILITIES
Payable for investments purchased	1,000,000
Payable to broker for collateral for securities on loan	905,057
Payable for Portfolio shares purchased	257,596
Accrued expenses and other liabilities	43,571
Management fee payable	18,381
Due to broker-variation margin futures	16,832
Distribution fee payable	4,418
Affiliated transfer agent fee payable	433
Trustees’ fees payable	148

Total Liabilities	2,246,436

NET ASSETS	$107,534,832

Net assets were comprised of:
Partners’ Equity	$107,534,832

Net asset value and redemption price per share, $107,534,832 / 8,530,394 outstanding shares of beneficial interest	$12.61

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $383 foreign withholding tax, all of which is reimbursable by an affiliate)	$994,236
Affiliated dividend income	55,022
Affiliated income from securities lending, net	693

Total income	1,049,951

EXPENSES
Management fee	283,633
Distribution fee	148,813
Custodian and accounting fees	24,064
Audit fee	22,738
Legal fees and expenses	8,633
Trustees’ fees	5,607
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,970
Miscellaneous	15,297

Total expenses	515,352

NET INVESTMENT INCOME (LOSS)	534,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $25,782)	978,523
Futures transactions	(159,883)
Swap agreements transactions	202,375

1,021,015

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(23,002))	(2,631,363)
Futures	149,466
Swap agreements	(4,613,879)

(7,095,776)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(6,074,761)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,540,162)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$534,599	$2,018,680
Net realized gain (loss) on investment transactions	1,021,015	19,802,414
Net change in unrealized appreciation (depreciation) on investments	(7,095,776)	3,216,955

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,540,162)	25,038,049

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [513,265 and 34,984,103 shares, respectively]	6,313,921	435,041,944
Portfolio shares purchased [2,733,119 and 27,237,069 shares, respectively]	(34,076,356)	(353,605,808)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(27,762,435)	81,436,136

TOTAL INCREASE (DECREASE)	(33,302,597)	106,474,185
NET ASSETS:
Beginning of period	140,837,429	34,363,244

End of period	$107,534,832	$140,837,429

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2031

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.6%
ASSET-BACKED SECURITIES — 14.6%
Automobiles — 3.0%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	800	$798,699
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	200	198,942
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	100,000
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	700	699,220
Series 2021-A, Class C
0.830%	08/15/28	100	99,534
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	300,214
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	200	199,366
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	300	299,600
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	300	299,838
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	800	862,259
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	200	198,805
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	26	25,982
Series 2020-03, Class C
1.120%	01/15/26	200	201,770
Series 2021-01, Class C
0.750%	02/17/26	300	299,840
Series 2021-02, Class C
0.900%	06/15/26	300	300,483

			4,884,552

Collateralized Loan Obligations — 11.3%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.284%(c)	07/15/26	328	327,639
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.554%(c)	07/15/32	250	250,015
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
0.986%(c)	11/17/27	412	412,199

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.014%(c)	04/22/27	1,359	$1,357,115
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.133%(c)	04/23/31	2,000	1,994,330
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.526%(c)	10/21/32	250	250,141
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.164%(c)	10/15/28	1,199	1,198,469
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.544%(c)	07/15/32	250	250,124
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.326%(c)	04/24/34	750	748,713
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.888%(c)	07/20/31	250	250,114
CIFC Funding Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.196%(c)	04/23/29	2,000	1,999,604
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.244%(c)	10/15/31	1,250	1,249,967
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.338%(c)	04/20/34	1,250	1,249,998
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.368%(c)	10/20/31	1,500	1,500,748
Hayfin Kingsland Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.334%(c)	04/28/31	1,000	999,338
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.470%(c)	07/17/29	246	246,215
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.330%(c)	07/19/27	250	250,010
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.058%(c)	10/20/27	120	119,773

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.134%(c)	07/15/29	250	$250,148
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.514%(c)	10/15/32	250	250,131
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.188%(c)	10/20/31	1,250	1,249,995
Voya CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.258%(c)	01/20/31	850	849,789
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.290%(c)	07/17/31	1,000	999,902
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.528%(c)	07/20/32	250	250,072

			18,504,549

Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.770%(c)	06/16/36	400	405,680

Student Loans — 0.1%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	60	60,738
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	21	21,254

			81,992

TOTAL ASSET-BACKED SECURITIES (cost $23,770,625)			23,876,773

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.4%
BANK,
Series 2019-BN19, Class A1
2.263%	08/15/61	445	455,103
Series 2020-BN25, Class A3
2.391%	01/15/63	100	103,514
Series 2020-BN26, Class A3
2.155%	03/15/63	250	253,527
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,457,302
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class ASB
1.867%	10/15/53	500	505,192

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	$104,470
Series 2020-B17, Class A4
2.042%	03/15/53	125	125,920
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,463,488
Series 2020-B20, Class A3
1.945%	10/15/53	750	759,183
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,218,703
Series 2021-B25, Class ASB
2.271%	04/15/54	1,675	1,734,480
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	31	31,301
Series 2014-UBS06, Class A4
3.378%	12/10/47	185	198,016
Series 2015-CR23, Class ASB
3.257%	05/10/48	246	256,870
Series 2015-CR25, Class ASB
3.537%	08/10/48	841	890,608
Series 2015-PC01, Class A5
3.902%	07/10/50	1,046	1,148,754
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,164,495
Series 2020-C19, Class A2
2.320%	03/15/53	250	255,972
FHLMC Multifamily Structured Pass-Through Certificates,
Series K083, Class AM
4.030%(cc)	10/25/28	950	1,111,358
Series K736, Class X1, IO
1.437%(cc)	07/25/26	7,995	442,691
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	33	33,956
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,597	1,693,855
Series 2020-GC45, Class A3
2.639%	02/13/53	100	105,177
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB
3.761%(cc)	08/15/46	1,533	1,588,123
Series 2014-C24, Class A4A1
3.373%	11/15/47	295	311,014
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	50	50,806
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	1,929	1,940,572
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class ASB
3.398%	07/15/50	316	331,352

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	500	$512,303
Wells Fargo Commercial Mortgage Trust,
Series 2020-C55, Class A3
2.462%	02/15/53	100	104,327

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,362,523)			20,352,432

CORPORATE BONDS — 15.6%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	325	332,797
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	20	23,654

			356,451

Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	200	196,994
4.700%	04/02/27	380	429,319

			626,313

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	25	26,254
3.950%	04/13/24	500	538,699

			564,953

Banks — 4.2%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	5	5,165
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	315	324,476
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	145	149,495
2.496%(ff)	02/13/31	885	904,857
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	200	206,982
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	300	297,497
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	620	640,958
3.352%(ff)	04/24/25	160	170,654
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24	500	513,420

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23	500	$528,487
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	200	201,039
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
0.750%	05/07/23	250	251,706
3.250%	09/26/23	250	265,166
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	5	5,177
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	5	5,065
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	1,090	1,142,890
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	200	212,640
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	350	366,625
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	345	363,213
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	200	205,740
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	170	175,979

			6,937,231

Building Materials — 0.3%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	500	545,672

Chemicals — 0.3%
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	500	536,905

Diversified Financial Services — 0.7%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	500	506,011
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	50	55,286
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes
1.625%	09/12/24	500	514,778

			1,076,075

Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	390	442,003

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Florida Power & Light Co., First Mortgage
2.850%	04/01/25	45	$48,088
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	322,414

			812,505

Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	10	11,511
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	45	53,585

			65,096

Healthcare-Services — 0.6%
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	500	552,637
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	480	491,583

			1,044,220

Insurance — 0.5%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	755	882,482

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,015	1,199,831
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	380	399,835
3.100%	04/01/25	95	102,482
3.400%	04/01/30	10	11,045
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	35	37,360

			1,750,553

Mining — 0.2%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	375	374,753

Miscellaneous Manufacturing — 0.6%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.150%	03/11/31	950	960,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.3%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	200	$211,262
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	200	200,797

			412,059

Oil & Gas — 1.0%
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	245	275,191
4.300%	08/15/28	300	347,985
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	6	6,258
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	400	422,830
3.125%	03/24/31	150	155,963
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	385	371,033

			1,579,260

Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	945	1,025,655
Cigna Corp.,
Gtd. Notes
3.500%	06/15/24	100	107,291
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	494	567,509
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	50	52,326
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	580	638,961
Viatris, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30	370	373,896

			2,765,638

Pipelines — 0.6%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	470	510,973
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	420	439,149

			950,122

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.2%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	335	$386,539

Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	550	598,606

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	85	89,286

Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30	800	924,960
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28	340	344,531
2.550%	02/15/31	520	525,927
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	305	312,059

			2,107,477

TOTAL CORPORATE BONDS (cost $25,209,421)			25,422,325

SOVEREIGN BONDS — 2.7%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	200	206,703
3.375%	10/31/23	400	426,645
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	600	618,314
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.875%	11/13/24	300	311,754
3.300%	03/15/28	200	223,746
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	500	511,580
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	200	207,282
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	304,852
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	200	211,107
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23	400	426,913
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	100	108,540
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	50	71,933

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	500	$513,871
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	200	210,389

TOTAL SOVEREIGN BONDS (cost $4,341,314)			4,353,629

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Federal Home Loan Bank
0.500%	04/14/25	2,000	1,988,172
3.250%	11/16/28	1,900	2,158,950
Federal Home Loan Bank, Unsec’d. Notes
0.375%	09/04/25	500	492,559
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	3,000	2,957,340
1.500%	02/12/25(k)	2,000	2,063,374
6.750%	09/15/29	90	129,184
Federal National Mortgage Assoc.
0.500%	06/17/25	1,000	992,442
0.875%	08/05/30	1,300	1,231,964
1.625%	01/07/25(k)	2,000	2,070,956
6.625%	11/15/30(k)	200	289,355

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,572,487)			14,374,296

U.S. TREASURY OBLIGATIONS — 36.5%
U.S. Treasury Bonds
1.375%	11/15/40(k)	5,585	5,016,901
1.875%	02/15/51	305	291,037
2.500%	02/15/46	570	617,292
3.125%	02/15/43(k)	2,125	2,537,383
U.S. Treasury Notes
0.500%	08/31/27(k)	4,065	3,919,867
0.875%	06/30/26	345	344,892
0.875%	11/15/30	2,155	2,049,607
1.125%	02/28/22(k)	3,520	3,544,612
1.125%	02/15/31	3,235	3,141,488
1.250%	06/30/28	620	621,066
1.625%	05/15/31	650	660,156
2.875%	05/15/28(k)	33,275	36,966,445

TOTAL U.S. TREASURY OBLIGATIONS (cost $60,578,919)			59,710,746

TOTAL LONG-TERM INVESTMENTS (cost $148,835,289)			148,090,201

		Shares
SHORT-TERM INVESTMENTS — 10.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(wf)		1,749,035	16,126,107

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Core Ultra Short Bond Fund(wf)	278,694	$278,694

TOTAL SHORT-TERM INVESTMENTS (cost $16,392,302)		16,404,801

TOTAL INVESTMENTS—100.6% (cost $165,227,591)		164,495,002
Liabilities in excess of other assets(z) — (0.6)%		(1,039,136)

NET ASSETS — 100.0%		$163,455,866

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wf)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
242	10 Year U.S. Ultra Treasury Notes	Sep. 2021	$35,623,157	$481,788

Short Positions:
79	2 Year U.S. Treasury Notes	Sep. 2021	17,405,305	26,511
268	5 Year U.S. Treasury Notes	Sep. 2021	33,079,157	75,401
633	10 Year U.S. Treasury Notes	Sep. 2021	83,872,500	(305,490)
98	20 Year U.S. Treasury Bonds	Sep. 2021	15,753,500	(422,421)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	1,734,188	(75,278)

				(701,277)

				$(219,489)

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
370	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(12,902)	$(12,902)
740	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(27,892)	(27,892)
3,735	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(16,188)	(111,615)	(95,427)
1,110	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(27,727)	(27,727)

				$(16,188)	$(180,136)	$(163,948)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
145,535	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	$21,509,390	$15,415,183	$(6,094,207)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$8,008,538
J.P. Morgan Securities LLC	—	1,583,888
Total	$—	$9,592,426

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$4,884,552	$—
Collateralized Loan Obligations	—	18,504,549	—
Consumer Loans	—	405,680	—
Student Loans	—	81,992	—
Commercial Mortgage-Backed Securities	—	20,352,432	—
Corporate Bonds	—	25,422,325	—
Sovereign Bonds	—	4,353,629	—
U.S. Government Agency Obligations	—	14,374,296	—
U.S. Treasury Obligations	—	59,710,746	—
Short-Term Investments
Affiliated Mutual Funds	16,404,801	—	—

Total	$16,404,801	$148,090,201	$—

Other Financial Instruments*
Assets
Futures Contracts	$583,700	$—	$—

Liabilities
Futures Contracts	$(803,189)	$—	$—
Centrally Cleared Inflation Swap Agreements	—	(163,948)	—
Centrally Cleared Interest Rate Swap Agreement	—	(6,094,207)	—

Total	$(803,189)	$(6,258,155)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	36.5%
Commercial Mortgage-Backed Securities	12.4
Collateralized Loan Obligations	11.3

Affiliated Mutual Funds	10.0%
U.S. Government Agency Obligations	8.8
Banks	4.2

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Automobiles	3.0%
Sovereign Bonds	2.7
Pharmaceuticals	1.7
Telecommunications	1.3
Media	1.1
Oil & Gas	1.0
Diversified Financial Services	0.7
Healthcare-Services	0.6
Miscellaneous Manufacturing	0.6
Pipelines	0.6
Insurance	0.5
Electric	0.5
Agriculture	0.4
Semiconductors	0.4
Auto Manufacturers	0.4
Building Materials	0.3

Chemicals	0.3%
Multi-National	0.3
Consumer Loans	0.2
Retail	0.2
Mining	0.2
Aerospace & Defense	0.2
Software	0.1
Student Loans	0.1
Healthcare-Products	0.0 *

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$583,700	*	Due from/to broker-variation margin futures	$803,189	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	6,258,155	*

		$583,700			$7,061,344

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$1,488,652	$(1,469,529)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(135,194)	$(3,694,789)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$30,404,271	$136,018,650

Inflation Swap Agreements(1)	Interest Rate Swap Agreements(1)
$3,970,000	$144,805,667

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2031 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $148,835,289)	$148,090,201
Affiliated investments (cost $16,392,302)	16,404,801
Dividends and interest receivable	588,383
Due from broker-variation margin swaps	586,000
Prepaid expenses	720

Total Assets	165,670,105

LIABILITIES
Payable for Portfolio shares purchased	2,024,109
Due to broker-variation margin futures	124,175
Accrued expenses and other liabilities	29,915
Management fee payable	28,788
Distribution fee payable	6,819
Affiliated transfer agent fee payable	433

Total Liabilities	2,214,239

NET ASSETS	$163,455,866

Net assets were comprised of:
Partners’ Equity.	$163,455,866

Net asset value and redemption price per share, $163,455,866 / 15,150,875 outstanding shares of beneficial interest	$10.79

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$978,881
Affiliated dividend income	76,461

Total income	1,055,342

EXPENSES
Management fee	410,205
Distribution fee	215,220
Custodian and accounting fees	22,881
Audit fee	22,734
Legal fees and expenses	8,665
Trustees’ fees	5,632
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,929
Miscellaneous	12,392

Total expenses	704,255

NET INVESTMENT INCOME (LOSS)	351,087

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(649,956)
Futures transactions	1,488,652
Swap agreements transactions	(1,469,529)

(630,833)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,271))	(1,895,273)
Futures	(135,194)
Swap agreements	(3,694,789)

(5,725,256)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(6,356,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,005,002)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	January 2, 2020* through December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$351,087	$198,109
Net realized gain (loss) on investment transactions	(630,833)	1,078,311
Net change in unrealized appreciation (depreciation) on investments	(5,725,256)	(1,484,977)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,005,002)	(208,557)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [11,052,141 and 19,023,557 shares, respectively]	116,766,384	215,748,396
Portfolio shares purchased [8,833,427 and 6,091,396 shares, respectively]	(93,699,652)	(69,145,703)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	23,066,732	146,602,693

TOTAL INCREASE (DECREASE)	17,061,730	146,394,136
NET ASSETS:
Beginning of period	146,394,136	—

End of period	$163,455,866	$146,394,136

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2032

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 111.2%
ASSET-BACKED SECURITIES — 11.2%
Automobiles — 3.9%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	50	$49,919
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	50	50,000
Ford Credit Auto Owner Trust,
Series 2021-A, Class C
0.830%	08/15/28	50	49,767
Santander Drive Auto Receivables Trust,
Series 2021-01, Class C
0.750%	02/17/26	50	49,973

			199,659

Collateralized Loan Obligation — 4.3%
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.085%(c)	05/20/29	223	222,842

Credit Cards — 3.0%
American Express Credit Account Master Trust,
Series 2019-02, Class A
2.670%	11/15/24	100	101,986
Discover Card Execution Note Trust,
Series 2018-A05, Class A5
3.320%	03/15/24	50	50,315

			152,301

TOTAL ASSET-BACKED SECURITIES (cost $575,574)			574,802

CERTIFICATE OF DEPOSIT — 1.5%
Toronto-Dominion Bank,
3 Month LIBOR + 0.110%
0.260%(c)	08/20/21	75,000	75,012

(cost $75,015)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
BANK,
Series 2021-BN31, Class A3
1.771%	02/15/54	100	98,225
Barclays Commercial Mortgage Securities Trust,
Series 2021-C10, Class ASB
2.268%	07/15/54	75	77,593
Benchmark Mortgage Trust,
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	98,689
Series 2021-B24, Class A4
2.264%	03/15/54	100	101,546
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	75	82,368
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
—%(p)	06/15/54	50	51,498

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A4
2.942%	10/15/49	40	$42,905

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $556,592)			552,824

CORPORATE BONDS — 21.8%
Aerospace & Defense — 1.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	30	31,000
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	20,561

			51,561

Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	10	9,665
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	15	15,019

			24,684

Airlines — 0.4%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.250%	05/04/25	20	22,846

Auto Manufacturers — 0.6%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	04/10/28	30	30,445

Banks — 6.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.124%(ff)	01/20/23	25	25,377
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	41,063
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	25	24,892
2.561%(ff)	05/01/32	10	10,187
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	25	25,567
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	15	15,116
2.580%(ff)	04/22/32	30	30,822
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	07/18/25	50	49,322
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	40	40,276

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2032 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	$25,208
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	25,938

			313,768

Diversified Financial Services — 1.7%
American Express Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
0.775%(c)	05/20/22	38	38,166
Capital One Financial Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.073%(c)	03/09/22	50	50,262

			88,428

Electric — 1.1%
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	20,279
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	20,526
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	15	15,052

			55,857

Electronics — 0.4%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	20,013

Healthcare-Services — 0.4%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	20,483

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	25,048

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	20	23,642
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	20	20,305

			43,947

Mining — 0.2%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	10	9,993

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 0.4%
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	5	$5,199
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
4.450%	01/15/26	15	16,917

			22,116

Pharmaceuticals — 3.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	40	43,002
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	20,537
Cigna Corp.,
Gtd. Notes
4.500%	02/25/26	20	22,772
Sr. Unsec’d. Notes
2.375%	03/15/31	10	10,140
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	25	28,720
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	10	10,855
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	25	27,541

			163,567

Pipelines — 1.7%
Energy Transfer LP,
Sr. Unsec’d. Notes
5.875%	01/15/24	25	27,695
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	28,001
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	30,412

			86,108

Real Estate Investment Trusts (REITs) — 1.2%
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	5,039
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	20	20,081
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28	15	16,354
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31	20	20,666

			62,140

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2032 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	25	$27,209

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/31	10	9,985

Telecommunications — 0.8%
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	25	27,112
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	15	15,347

			42,459

TOTAL CORPORATE BONDS (cost $1,111,938)			1,120,657

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.2%
Federal Home Loan Bank
3.125%	09/12/25	120	131,706
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	100	98,578
Federal National Mortgage Assoc.
1.625%	01/07/25	36	37,277
2.500%	TBA	750	774,258

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,039,851)			1,041,819

U.S. TREASURY OBLIGATIONS — 45.8%
U.S. Treasury Bonds
1.375%	11/15/40	205	184,148
U.S. Treasury Notes
0.125%	03/31/23	990	988,569
0.250%	06/15/24	245	243,526
0.875%	11/15/30(k)	415	394,704
1.125%	02/15/31	175	169,941
1.250%	04/30/28(k)	220	220,756
3.125%	11/15/28	135	152,719

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,373,937)			2,354,363

TOTAL LONG-TERM INVESTMENTS (cost $5,732,907)			5,719,477

		Shares	Value
SHORT-TERM INVESTMENTS — 11.2%
AFFILIATED MUTUAL FUND — 7.8%
PGIM Core Ultra Short Bond Fund (cost $403,302)(wb)		403,302	$403,302

Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATE OF DEPOSIT — 1.5%
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.090%
0.219%(c)	12/03/21	75	75,031

(cost $75,026)
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 1.9%
Federal Home Loan Bank
0.045%	08/06/21	100	99,996

(cost $99,996)

TOTAL SHORT-TERM INVESTMENTS (cost $578,324)			578,329

TOTAL INVESTMENTS—122.4% (cost $6,311,231)			6,297,806
Liabilities in excess of other assets(z) — (22.4)%			(1,152,720)

NET ASSETS — 100.0%			$5,145,086

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
4	10 Year U.S. Ultra Treasury Notes	Sep. 2021	$588,813	$ 7,182

Short Positions:
6	2 Year U.S. Treasury Notes	Sep. 2021	1,321,922	2,385

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2032 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
9	5 Year U.S. Treasury Notes	Sep. 2021	$1,110,867	$(1,449)
10	10 Year U.S. Treasury Notes	Sep. 2021	1,325,000	(4,076)

				(3,140)

				$4,042

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreement:
3,665	05/11/33	2.200%(S)	3 Month LIBOR(2)(Q)	$474,881	$290,653	$(184,228)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$311,485
J.P. Morgan Securities LLC	—	209,241

Total	$—	$520,726

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$199,659	$—
Collateralized Loan Obligation	—	222,842	—
Credit Cards	—	152,301	—
Certificate of Deposit	—	75,012	—
Commercial Mortgage-Backed Securities	—	552,824	—
Corporate Bonds	—	1,120,657	—
U.S. Government Agency Obligations	—	1,041,819	—
U.S. Treasury Obligations	—	2,354,363	—
Short-Term Investments
Affiliated Mutual Fund	403,302	—	—
Certificate of Deposit	—	75,031	—
U.S. Government Agency Obligation	—	99,996	—

Total	$403,302	$5,894,504	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2032 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$9,567	$—	$—

Liabilities
Futures Contracts	$(5,525)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(184,228)	—

Total	$(5,525)	$(184,228)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	45.8%
U.S. Government Agency Obligations	22.1
Commercial Mortgage-Backed Securities	10.7
Affiliated Mutual Fund	7.8
Banks	6.1
Collateralized Loan Obligation	4.3
Automobiles	3.9
Pharmaceuticals	3.2
Credit Cards	3.0
Certificates of Deposit	3.0
Diversified Financial Services	1.7
Pipelines	1.7
Real Estate Investment Trusts (REITs)	1.2
Electric	1.1
Aerospace & Defense	1.0
Media	0.9

Telecommunications	0.8%
Auto Manufacturers	0.6
Semiconductors	0.5
Machinery-Construction & Mining	0.5
Agriculture	0.5
Airlines	0.4
Oil & Gas	0.4
Healthcare-Services	0.4
Electronics	0.4
Mining	0.2
Software	0.2

122.4
Liabilities in excess of other assets	(22.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$9,567	*	Due from/to broker-variation margin futures	$5,525	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	184,228	*

		$9,567			$189,753

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2032 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging
instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$170,258	$5,477

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for
as hedging instruments,
carried at fair value	Futures	Swaps

Interest rate contracts	$4,042	$(184,228)

For the period ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)

$385,016	$3,533,258

Interest Rate Swap Agreements(1)
$3,665,000

(1)  Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the period ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2032 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $5,907,929)	$5,894,504
Affiliated investments (cost $403,302)	403,302
Due from broker-variation margin swaps	16,207
Interest receivable	15,022
Receivable for investments sold	1,772
Due from Manager	1,232

Total Assets	6,332,039

LIABILITIES
Payable for investments purchased	1,153,494
Accrued expenses and other liabilities	31,691
Due to broker-variation margin futures	1,109
Affiliated transfer agent fee payable	433
Distribution fee payable	210
Payable for Portfolio shares purchased	16

Total Liabilities	1,186,953

NET ASSETS	$5,145,086

Net assets were comprised of: Partners’ Equity	$5,145,086

Net asset value and redemption price per share, $5,145,086 / 543,476 outstanding shares of beneficial interest	$9.47

STATEMENT OF OPERATIONS (unaudited)

For the Period January 4, 2021* through June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$21,778
Affiliated dividend income	635

Total income	22,413

EXPENSES
Management fee	11,254
Distribution fee	5,905
Audit fee	21,904
Custodian and accounting fees	17,200
Legal fees and expenses	8,620
Trustees’ fees	4,714
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,538
Shareholders’ reports	2,513
Miscellaneous	2,406

Total expenses	78,054
Less: Fee waiver and/or expense reimbursement	(56,089)

Net expenses	21,965

NET INVESTMENT INCOME (LOSS)	448

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(240,670)
Futures transactions	170,258
Swap agreements transactions	5,477

(64,935)

Net change in unrealized appreciation (depreciation) on:
Investments	(13,425)
Futures	4,042
Swap agreements	(184,228)

(193,611)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(258,546)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(258,098)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

January 4, 2021* through June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$448
Net realized gain (loss) on investment transactions	(64,935)
Net change in unrealized appreciation (depreciation) on investments	(193,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(258,098)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [559,835 shares]	5,554,938
Portfolio shares purchased [16,359 shares]	(151,754)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS.	5,403,184

TOTAL INCREASE (DECREASE)	5,145,086
NET ASSETS:
Beginning of period	—

End of period	$5,145,086

*  Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Australia — 3.9%
Charter Hall Group, REIT	156,345	$1,817,314
Goodman Group, REIT	31,619	501,518
Mirvac Group, REIT	1,019,152	2,226,876

		4,545,708

Belgium — 1.2%
Aedifica SA, REIT	8,122	1,070,754
VGP NV	1,485	294,211

		1,364,965

Canada — 0.6%
Allied Properties Real Estate Investment Trust, REIT	4,799	174,407
RioCan Real Estate Investment Trust, REIT	30,573	544,572

		718,979

China — 0.7%
ESR Cayman Ltd., 144A*	108,381	366,609
GDS Holdings Ltd., ADR*(a)	5,500	431,695

		798,304

France — 3.0%
ARGAN SA, REIT	3,305	403,900
ICADE, REIT(a)	10,953	947,084
Klepierre SA, REIT	52,563	1,355,984
Unibail-Rodamco-Westfield, REIT*	9,191	794,255

		3,501,223

Germany — 6.2%
alstria office REIT-AG, REIT	52,516	972,581
Deutsche Wohnen SE	4,117	251,965
Instone Real Estate Group AG, 144A	27,226	820,957
LEG Immobilien SE	5,876	847,120
VIB Vermoegen AG	2,733	116,183
Vonovia SE	65,010	4,205,040

		7,213,846

Hong Kong — 5.2%
CK Asset Holdings Ltd.	285,097	1,965,346
Link REIT, REIT	133,843	1,295,162
Sun Hung Kai Properties Ltd.	122,106	1,817,169
Wharf Real Estate Investment Co. Ltd.	173,701	1,008,827

		6,086,504

Japan — 10.4%
Activia Properties, Inc., REIT	230	1,088,761
GLP J-REIT, REIT	726	1,252,966
Invincible Investment Corp., REIT	2,175	837,648
Japan Metropolitan Fund Investment Corp., REIT	1,102	1,189,541
Mitsubishi Estate Co. Ltd.	88,914	1,433,753
Mitsui Fudosan Co. Ltd.	110,726	2,558,981
Mitsui Fudosan Logistics Park, Inc., REIT	135	719,167
Nippon Building Fund, Inc., REIT	145	904,838
Orix JREIT, Inc., REIT	382	734,647

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Tokyu Fudosan Holdings Corp.	119,870	$720,478
United Urban Investment Corp., REIT	464	669,961

		12,110,741

Macau — 0.6%
Sands China Ltd.*	154,409	650,712

Netherlands — 0.4%
CTP NV, 144A*	26,282	530,345

Singapore — 3.3%
CapitaLand Integrated Commercial Trust, REIT	652,319	1,016,855
CapitaLand Ltd.	152,798	421,815
City Developments Ltd.	91,462	496,956
Frasers Logistics & Commercial Trust, REIT	52,300	56,133
Keppel DC REIT, REIT	121,683	225,634
Keppel REIT, REIT	858,570	739,940
Parkway Life Real Estate Investment Trust, REIT	259,944	887,729

		3,845,062

Spain — 0.3%
Merlin Properties Socimi SA, REIT	6,216	64,387
Neinor Homes SA, 144A*	24,149	324,973

		389,360

Sweden — 3.3%
Castellum AB	46,685	1,188,610
Catena AB	10,347	554,371
Fabege AB	27,049	434,288
Fastighets AB Balder (Class B Stock)*	19,193	1,203,838
Wihlborgs Fastigheter AB	20,718	448,759

		3,829,866

United Kingdom — 5.1%
Assura PLC, REIT	1,132,646	1,157,718
British Land Co. PLC (The), REIT	207,407	1,422,559
Safestore Holdings PLC, REIT	66,905	878,439
Segro PLC, REIT	63,532	962,299
Tritax Big Box REIT PLC, REIT	276,356	751,011
Workspace Group PLC, REIT	63,027	728,474

		5,900,500

United States — 54.8%
Americold Realty Trust, REIT	46,132	1,746,096
Apartment Income REIT Corp., REIT	30,642	1,453,350
Boyd Gaming Corp.*	18,463	1,135,290
Caesars Entertainment, Inc.*	6,210	644,288
CyrusOne, Inc., REIT	22,260	1,592,035
Digital Realty Trust, Inc., REIT	11,361	1,709,376
Duke Realty Corp., REIT	53,923	2,553,254
Equinix, Inc., REIT	1,891	1,517,717
Essex Property Trust, Inc., REIT	9,655	2,896,597
Extra Space Storage, Inc., REIT	20,319	3,328,659
Healthcare Trust of America, Inc. (Class A Stock), REIT(a)	34,400	918,480
Healthpeak Properties, Inc., REIT	107,235	3,569,853
Highwoods Properties, Inc., REIT	18,754	847,118

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Host Hotels & Resorts, Inc., REIT*	140,071	$2,393,813
Invitation Homes, Inc., REIT	36,713	1,369,028
Jones Lang LaSalle, Inc.*	6,740	1,317,400
Kimco Realty Corp., REIT(a)	78,526	1,637,267
Medical Properties Trust, Inc., REIT	67,330	1,353,333
Park Hotels & Resorts, Inc., REIT*	29,298	603,832
Prologis, Inc., REIT	39,885	4,767,454
Public Storage, REIT	18,448	5,547,129
Simon Property Group, Inc., REIT	35,584	4,643,000
Sun Communities, Inc., REIT	12,641	2,166,667
UDR, Inc., REIT	77,947	3,817,844
Ventas, Inc., REIT	60,451	3,451,752
VEREIT, Inc., REIT	66,178	3,039,556
VICI Properties, Inc., REIT(a)	51,804	1,606,960
Welltower, Inc., REIT	17,926	1,489,651
Weyerhaeuser Co., REIT	18,266	628,716

		63,745,515

TOTAL LONG-TERM INVESTMENTS (cost $98,360,368)		115,231,630

SHORT-TERM INVESTMENTS — 1.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	372,503	372,503
PGIM Institutional Money Market Fund (cost $1,568,361; includes $1,568,080 of cash collateral for securities on loan)(b)(wa)	1,569,251	1,568,310

TOTAL SHORT-TERM INVESTMENTS (cost $1,940,864)		1,940,813

TOTAL INVESTMENTS—100.7% (cost $100,301,232)		117,172,443
Liabilities in excess of other assets — (0.7)%		(840,222)

NET ASSETS — 100.0%		$116,332,221

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,543,686; cash collateral of $1,568,080 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$4,545,708	$—
Belgium	—	1,364,965	—
Canada	718,979	—	—
China	431,695	366,609	—
France	—	3,501,223	—

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Germany	$—	$7,213,846	$—
Hong Kong	—	6,086,504	—
Japan	—	12,110,741	—
Macau	—	650,712	—
Netherlands	—	530,345	—
Singapore	—	3,845,062	—
Spain	—	389,360	—
Sweden	—	3,829,866	—
United Kingdom	—	5,900,500	—
United States	63,745,515	—	—
Short-Term Investments
Affiliated Mutual Funds	1,940,813	—	—

Total	$66,837,002	$50,335,441	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Specialized REITs	15.0%
Health Care REITs	12.1
Industrial REITs	11.4
Retail REITs	10.8
Residential REITs	10.1
Diversified REITs	9.7
Real Estate Operating Companies	9.5
Diversified Real Estate Activities	6.6
Office REITs	4.3
Hotel & Resort REITs	3.2
Real Estate Development	2.4

Casinos & Gaming	2.1%
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.7
Real Estate Services	1.1
Internet Services & Infrastructure	0.4
Homebuilding	0.3

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,543,686	$(1,543,686)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $1,543,686:
Unaffiliated investments (cost $98,360,368)	$115,231,630
Affiliated investments (cost $1,940,864)	1,940,813
Foreign currency, at value (cost $404,812)	402,591
Tax reclaim receivable	647,919
Receivable for investments sold	454,456
Dividends receivable	376,962
Receivable from affiliate	13,967
Prepaid expenses and other assets	27,848

Total Assets	119,096,186

LIABILITIES
Payable to broker for collateral for securities on loan	1,568,080
Payable to affiliate	548,112
Payable for investments purchased	426,628
Accrued expenses and other liabilities	102,004
Payable for Portfolio shares purchased	61,328
Management fee payable	52,532
Distribution fee payable	4,848
Affiliated transfer agent fee payable	433

Total Liabilities	2,763,965

NET ASSETS	$116,332,221

Net assets were comprised of:
Partners’ Equity	$116,332,221

Net asset value and redemption price per share, $116,332,221 / 6,906,306 outstanding shares of beneficial interest	$16.84

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $301,462 foreign withholding tax, of which $166,614 is reimbursable by an affiliate)	$2,972,642
Income from securities lending, net (including affiliated income of $4,763)	16,204
Affiliated dividend income	2,232

Total income	2,991,078

EXPENSES
Management fee	1,175,594
Distribution fee	353,031
Custodian and accounting fees	53,712
Audit fee	23,325
Legal fees and expenses	9,062
Trustees’ fees	6,449
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,357
Miscellaneous	12,630

Total expenses	1,639,757
Less: Fee waiver and/or expense reimbursement	(81,719)

Net expenses	1,558,038

NET INVESTMENT INCOME (LOSS)	1,433,040

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(919))	12,018,892
In-kind redemption	52,452,641
Foreign currency transactions	(2,169)

64,469,364

Net change in unrealized appreciation (depreciation)on:
Investments (including affiliated of $133)	(16,396,724)
Foreign currencies	(11,235)

(16,407,959)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	48,061,405

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,494,445

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,433,040	$4,584,845
Net realized gain (loss) on investment and foreign currency transactions	64,469,364	(33,682,045)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,407,959)	3,351,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,494,445	(25,745,298)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [619,179 and 9,385,353 shares, respectively]	9,467,887	115,237,937
Portfolio shares purchased [13,887,568 and 13,107,361 shares, respectively]	(235,158,573)	(153,968,147)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(225,690,686)	(38,730,210)

TOTAL INCREASE (DECREASE)	(176,196,241)	(64,475,508)
NET ASSETS:
Beginning of period	292,528,462	357,003,970

End of period	$116,332,221	$292,528,462

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 3.9%
Bank of America Securities, Inc., 0.05%, dated 06/30/21, due 07/01/21 in the amount of $13,287,018, collateralized by FNMA (coupon rate 2.500%, maturity date 05/01/51) with the aggregate value, including accrued interest of $13,552,741		13,287	$13,287,000
ING Financial Markets LLC, 0.02%, dated 06/11/21, due 07/12/21 in the amount of $20,000,344, collateralized by FHLMC (coupon rates 2.000%-4.500%, maturity dates 11/01/29-05/01/51) and FNMA (coupon rates 1.500%-5.000%, maturity dates 12/01/35-01/01/57) with the aggregate value, including accrued interest of $20,400,000		20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $33,287,000)			33,287,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.9%
Federal Farm Credit Bank, 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)
0.055%(c)	11/16/21	12,250	12,249,712
Federal Farm Credit Bank, 1 Month LIBOR + (0.045)% (Cap N/A, Floor 0.000%)
0.048%(c)	12/20/21	7,000	7,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
0.075%(c)	07/16/21	2,000	2,000,058
0.077%(c)	09/10/21	500	500,064
0.081%(c)	08/09/21	18,000	18,001,128
Federal Farm Credit Bank, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.000%)
0.161%(c)	07/08/21	2,000	2,000,047
0.175%(c)	07/26/21	8,000	8,000,827
Federal Farm Credit Bank, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.210%(c)	11/05/21	1,000	1,000,634
Federal Farm Credit Bank, 3 Month LIBOR + (0.090)%
0.045%(c)	11/30/21	9,000	9,000,000
Federal Farm Credit Bank, 3 Month LIBOR + (0.090)% (Cap N/A, Floor 0.000%)
0.028%(c)	12/16/21	16,000	16,000,115
0.086%(c)	11/02/21	7,000	6,999,960
Federal Farm Credit Bank, 3 Month LIBOR + (0.100)% (Cap N/A, Floor 0.000%)
0.081%(c)	10/27/21	9,480	9,480,986
Federal Farm Credit Bank, 3 Month LIBOR + (0.125)% (Cap N/A, Floor 0.000%)
0.060%(c)	07/30/21	20,000	20,000,000
Federal Farm Credit Bank, 3 Month LIBOR + (0.130)% (Cap N/A, Floor 0.000%)
0.006%(c)	11/29/21	17,000	16,999,205
Federal Farm Credit Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
0.080%(c)	05/13/22	23,000	22,998,986
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
0.090%(c)	07/08/22	7,000	6,999,638

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
0.120%(c)	02/17/22	9,000	$9,000,000
Federal Farm Credit Bank, SOFR + 0.110%
0.160%(c)	07/08/21	10,000	9,999,985
Federal Home Loan Bank
0.025%(n)	07/21/21	18,000	17,999,750
0.030%	11/18/21	14,000	13,999,420
0.040%(n)	07/27/21	10,000	9,999,711
0.040%	10/22/21	10,000	10,000,000
0.050%(n)	08/06/21	11,600	11,599,420
0.055%(n)	08/27/21	5,000	4,999,565
0.058%(n)	08/18/21	12,000	11,999,072
0.060%	03/29/22	9,000	8,999,143
Federal Home Loan Bank, 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)
0.062%(c)	12/17/21	14,210	14,211,940
Federal Home Loan Bank, 1 Month LIBOR + (0.030)% (Cap N/A, Floor 0.000%)
0.043%(c)	07/14/21	10,000	10,000,000
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
0.095%(c)	09/28/21	9,000	9,000,000
Federal Home Loan Bank, 1 Month LIBOR + 0.005% (Cap N/A, Floor 0.000%)
0.080%(c)	08/16/21	9,000	9,000,197
Federal Home Loan Bank, 1 Month LIBOR + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	07/06/21	11,000	11,000,100
Federal Home Loan Bank, 3 Month LIBOR + (0.080)% (Cap N/A, Floor 0.000%)
0.070%(c)	08/24/21	18,010	18,011,306
Federal Home Loan Bank, 3 Month LIBOR + (0.095)% (Cap N/A, Floor 0.000%)
0.024%(c)	09/13/21	25,065	25,066,580
Federal Home Loan Bank, 3 Month LIBOR + (0.105)% (Cap N/A, Floor 0.000%)
0.071%(c)	08/04/21	23,550	23,550,590
Federal Home Loan Bank, 3 Month LIBOR + (0.120)% (Cap N/A, Floor 0.000%)
0.056%(c)	11/03/21	7,365	7,365,063
Federal Home Loan Bank, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
0.284%(c)	10/28/21	43,950	43,983,847
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
0.070%(c)	08/23/21	11,000	11,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
0.085%(c)	12/17/21	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
0.110%(c)	02/11/22	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
0.135%(c)	09/10/21	11,000	11,000,750
Federal Home Loan Mortgage Corp., MTN, SOFR + 0.045% (Cap N/A, Floor 0.000%)
0.095%(c)	08/27/21	4,000	4,000,000
Federal National Mortgage Assoc., SOFR + 0.100% (Cap N/A, Floor 0.000%)
0.150%(c)	12/03/21	13,000	13,005,250

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc., SOFR + 0.220% (Cap N/A, Floor 0.000%)
0.270%(c)	05/09/22	4,000	$4,007,284

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $500,030,333)			500,030,333

U.S. TREASURY OBLIGATIONS — 38.6%
U.S. Cash Management Bills
0.020%(n)	08/10/21	13,000	12,999,711
0.046%(n)	07/20/21	35,000	34,999,150
U.S. Treasury Bills
0.013%(n)	08/26/21	17,000	16,999,656
0.019%(n)	09/02/21	17,000	16,999,450
0.021%(n)	07/29/21	14,000	13,999,771
0.030%(n)	11/18/21	18,000	17,997,900
0.030%(n)	11/26/21	27,000	26,996,649
0.035%(n)	11/12/21	27,000	26,996,564
0.038%(n)	12/09/21	12,000	11,997,988
0.040%(n)	08/05/21	10,000	9,999,611
0.040%(n)	12/16/21	6,500	6,498,787
0.041%(n)	07/13/21	5,000	4,999,933
0.041%(n)	07/27/21	13,000	12,999,615
0.047%(n)	08/24/21	20,000	19,998,605

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.049%(n)	09/23/21	11,000	$10,998,755
0.050%(n)	08/12/21	13,000	12,999,242
0.054%(n)	07/22/21	33,000	32,998,966
0.057%(n)	08/19/21	14,000	13,998,923
0.058%(n)	12/23/21	6,000	5,998,308
0.065%(n)	12/02/21	22,000	21,993,874

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $ 333,471,458)			333,471,458

TOTAL INVESTMENTS—100.4% (amortized cost $ 866,788,791)			866,788,791

Liabilities in excess of other assets — (0.4)%			(3,398,508)

NET ASSETS — 100.0%			$863,390,283

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$ 33,287,000	$—
U.S. Government Agency Obligations	—	500,030,333	—
U.S. Treasury Obligations	—	333,471,458	—
Total	$—	$866,788,791	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Government Agency Obligations	57.9%
U.S. Treasury Obligations	38.6
Repurchase Agreements	3.9

100.4
Liabilities in excess of other assets	(0.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Repurchase Agreements	Bank of America Securities, Inc.	$13,287,000	$(13,287,000)	$—
Repurchase Agreements	ING Financial Markets LLC	20,000,000	(20,000,000)	—

		$33,287,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments, at amortized cost which approximates fair value:	$866,788,791
Cash	608
Receivable for Portfolio shares sold	1,487,117
Interest receivable	49,939
Due from Manager	6,414
Prepaid expenses	1,069

Total Assets	868,333,938

LIABILITIES
Payable for Portfolio shares purchased	4,877,756
Distribution fee payable	35,512
Accrued expenses and other liabilities	29,494
Trustees’ fees payable	460
Affiliated transfer agent fee payable	433

Total Liabilities	4,943,655

NET ASSETS	$863,390,283

Net assets were comprised of:
Partners’ Equity	$863,390,283

Net asset value and redemption price per share, $863,390,283 / 862,711,479 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
Interest income	$331,030

EXPENSES
Management fee	1,360,325
Distribution fee	1,133,604
Custodian and accounting fees	39,535
Audit fee	13,595
Trustees’ fees	10,750
Legal fees and expenses	9,765
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,590
Shareholders’ reports	3,585
Miscellaneous	11,891

Total expenses	2,586,640
Less: Fee waiver and/or expense reimbursement	(2,255,664)

Net expenses	330,976

NET INVESTMENT INCOME (LOSS)	54

REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	3,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,938

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$54	$1,585,361
Net realized gain (loss) on investment transactions	3,884	26,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,938	1,611,474

DISTRIBUTIONS	(3,916)	(1,611,298)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [205,690,125 and 770,716,429 shares, respectively]	205,690,125	770,716,429
Portfolio shares issued in reinvestment of distributions [3,916 and 1,611,298 shares, respectively]	3,916	1,611,298
Portfolio shares purchased [288,449,960 and 547,527,702 shares, respectively]	(288,449,960)	(547,527,702)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(82,755,919)	224,800,025

TOTAL INCREASE (DECREASE)	(82,755,897)	224,800,201
NET ASSETS:
Beginning of period	946,146,180	721,345,979

End of period	$863,390,283	$946,146,180

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.5%
BANK LOANS — 5.6%
Advertising — 0.0%
Summer BC Holdco B Sarl (Luxembourg),
Term Loan
—%(p)	12/25/26	140	$140,000

Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.250%
6.000%(c)	01/15/25	152	153,091

Airlines — 0.4%
American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	04/20/28	970	1,010,770
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	1,656	1,675,957

			2,686,727

Auto Manufacturers — 0.1%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.600%(c)	11/06/24	995	994,444

Auto Parts & Equipment — 0.1%
Adient U.S. LLC,
Term B-1 Loan, 1 Month LIBOR + 3.500%
3.604%(c)	04/10/28	440	440,275
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	8	8,197

			448,472

Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	324	323,338

Building Materials — 0.1%
ACProducts Holdings, Inc.,
Initial Term Loan, 6 Month LIBOR + 4.250%
4.750%(c)	05/17/28	535	532,102

Chemicals — 0.4%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
1.897%(c)	06/01/24	195	193,486
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.135%(c)	06/26/25	684	683,595
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
8.635%(c)	06/26/26	1,971	1,970,018

			2,847,099

Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	306	304,864
Sabre GLBL, Inc.,
2020 Other Term B Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/17/27	217	218,456

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Commercial Services (cont’d.)
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%
4.104%(c)	08/27/25	298	$299,029

			822,349

Computers — 0.5%
Everi Payments, Inc.,
Term Loan, 3 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	50	51,480
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.846%(c)	09/30/24	1,955	1,954,743
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	1,581	1,584,743

			3,590,966

Electric — 0.2%
Heritage Power LLC,
Term Loan B, 1 - 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,568	1,388,986

Engineering & Construction — 0.0%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	34	37,373

Entertainment — 0.4%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.854%(c)	08/14/24	2,421	2,402,634
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	297	312,964
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 3.000%
3.750%(c)	04/29/26	287	286,765

			3,002,363

Environmental Control — 0.0%
Madison IAQ LLC,
Term Loan
—%(p)	06/21/28	275	275,069

Foods — 0.1%
Moran Foods LLC,
Term Loan
—%(p)	03/12/24	347	362,363
—%(p)	10/01/24	402	351,478

			713,841

Healthcare-Services — 0.1%
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.125%(c)	06/26/26	438	439,952

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp,
Term B Loan, 1 Month LIBOR + 2.750%
2.836%(c)	03/02/27	138	137,391

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Machinery-Diversified — 0.1%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
3.167%(c)	03/28/25	99	$97,532
Verticcal US Newco, Inc.,
Facility B Loan, 3 Month LIBOR + 4.250%
4.567%(c)	07/30/27	279	279,377

			376,909

Media — 0.2%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.360%(c)	08/24/26	219	131,775
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	05/01/26	433	429,427
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	05/01/26	496	495,496
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.604%(c)	01/31/25	221	219,579
Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	01/31/25	272	277,865

			1,554,142

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/15/22^	24	12,054

Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	885	976,082
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23	246	243,778
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%
7.250%(c)	03/28/24	557	560,073

			1,779,933

Packaging & Containers — 0.1%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	08/04/27	362	361,116
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	02/06/23	97	96,955

			458,071

Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	06/02/25	610	607,539

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Pharmaceuticals (cont’d.)
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	572	$573,019

			1,180,558

Retail — 0.4%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.604%(c)	12/18/26	628	603,246
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
4.750%(c)	03/31/26	316	316,360
Great Outdoors Group, LLC,
Term B-1 Loan, 3 Month LIBOR + 4.250%
5.000%(c)	03/06/28	547	549,986
IRB Holding Corp.,
Fourth Amendment Incremental Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	12/15/27	308	308,065
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	12/28/27	196	194,693
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	03/03/28	544	542,473
Steinway Musical Instruments, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	02/14/25	53	52,673
White Cap Buyer LLC,
Initial Closing Date Term Loan, 3 Month LIBOR + 4.000%
4.500%(c)	10/19/27	549	549,755

			3,117,251

Software — 1.1%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	114	114,193
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
3.854%(c)	10/02/25	389	386,257
Camelot Co. (Luxembourg),
Amendment No 2 Incremental Term Loans, 1 Month LIBOR + 3.000%
4.000%(c)	10/30/26	259	258,635
Dun & Bradstreet Corp,
Term Loan B, 1 Month LIBOR + 3.250%
3.345%(c)	02/06/26	494	491,053
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 - 6 Month LIBOR +7.250%
8.250%(c)	06/13/25	1,075	1,085,366
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/01/27	1,873	1,876,459
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
3.354%(c)	02/25/27	91	90,270
Second Lien Initial Loan
7.125%	02/25/25	400	408,000

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software (cont’d.)
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	350	$348,031
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.360%(c)	03/03/28	1,650	1,671,999
Term Loan B-3, 1 Month LIBOR + 3.750%
3.860%(c)	06/30/26	1,140	1,134,791

			7,865,054

Telecommunications — 0.8%
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	12/17/27	255	254,902
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.354%(c)	03/15/27	247	243,197
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/02/24	344	343,641
Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.000%
5.750%(c)	04/27/27^	590	591,200
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/14/21	498	501,788
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	1,502	1,468,490
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.854%(c)	06/10/27	1,908	1,907,336
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	03/09/27	294	290,572

			5,601,126

TOTAL BANK LOANS (cost $40,008,486)			40,478,661

CONVERTIBLE BONDS — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	367	277,078
4.000%	11/15/29	503	384,850

			661,928

Telecommunications — 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	07/16/21(oo)	47	36,192

TOTAL CONVERTIBLE BONDS (cost $622,451)			698,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 85.2%
Advertising — 0.6%
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30	345	$349,920
4.875%	01/15/29	315	332,307
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28(a)	350	343,810
Sr. Unsec’d. Notes
5.750%	08/15/26	1,040	950,396
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27(a)	385	398,923
6.250%	06/15/25	354	375,704
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27(a)	1,670	1,803,411

			4,554,471

Aerospace & Defense — 1.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	1,100	1,303,560
5.805%	05/01/50	1,575	2,125,126
5.930%	05/01/60	1,050	1,448,306
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	245	296,436
6.750%	01/15/28(a)	483	586,702
6.875%	05/01/25(a)	365	424,912
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25(a)	320	342,195
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23(a)	400	441,205
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	75	79,126
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27(a)	150	156,405
Gtd. Notes, 144A
4.625%	01/15/29(a)	575	576,770
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	1,157	1,220,413
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24(a)	378	422,363

			9,423,519

Agriculture — 0.1%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	450	477,945
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	225	229,510

			707,455

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.8%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	250	$313,702
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	675	716,607
5.750%	04/20/29	1,775	1,919,524
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	680	756,752
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	425	456,143
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	234	245,080
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	925	957,592
4.625%	04/15/29	430	445,392

			5,810,792

Apparel — 0.2%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	25	27,005
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25(a)	400	422,902
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26	640	657,079
6.375%	05/15/25	490	521,094

			1,628,080

Auto Manufacturers — 2.5%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	775	851,438
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	2,075	2,209,875
5.291%	12/08/46(a)	2,006	2,240,483
9.000%	04/22/25	2,105	2,593,917
9.625%	04/22/30(a)	747	1,070,775
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	236	244,722
4.000%	11/13/30	639	670,314
4.125%	08/17/27(a)	1,110	1,178,112
4.271%	01/09/27(a)	1,250	1,338,884
4.542%	08/01/26	1,625	1,769,096
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,375	1,484,173
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.750%	10/15/25(a)	575	631,196

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	450	$464,909
Sr. Sec’d. Notes, 144A
9.500%	05/01/25(a)	675	723,094
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	675	710,998

			18,181,986

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	510	524,654
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)	2,103	2,168,791
6.500%	04/01/27(a)	450	476,664
6.875%	07/01/28(a)	175	191,214
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	667	710,404
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	750	705,722
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	205,689
5.375%	11/15/27(a)	420	446,807
5.625%	06/15/28(a)	440	475,369
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	60	59,695
5.375%	12/15/24(a)	255	256,682
Sr. Sec’d. Notes, 144A
5.125%	04/15/29(a)	875	900,126
7.875%	01/15/29	150	169,386
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/30/28	300	313,137

			7,604,340

Banks — 0.0%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	200	205,538

Biotechnology — 0.1%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	825	808,711

Building Materials — 1.4%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	25	26,858
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	1,514	1,607,383

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25(a)	500	$511,221
4.875%	12/15/27	365	380,266
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27	325	352,929
Sr. Unsec’d. Notes, 144A
4.750%	05/01/29	350	348,613
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,450	1,536,732
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	425	406,620
4.375%	07/15/30(a)	1,695	1,747,458
4.750%	01/15/28	1,215	1,271,324
5.000%	02/15/27(a)	540	559,933
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	112	113,413
5.250%	01/15/29	1,037	1,098,847
6.500%	03/15/27	300	317,189

			10,278,786

Chemicals — 2.8%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,175	1,482,323
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	800	782,000
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27	220	230,647
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)	2,586	2,667,612
Gtd. Notes, 144A
5.750%	11/15/28(a)	725	775,732
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24(a)	1,005	945,934
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	131	131,264
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28(a)	485	494,723
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	960	1,035,458
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.375%	01/15/26(a)	750	757,576

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Nouryon Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	1,475	$1,557,969
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25(a)	988	1,055,478
5.250%	06/01/27(a)	964	1,038,372
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	255	266,341
5.625%	08/01/29(a)	310	341,483
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	893	921,948
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,810	1,699,962
10.875%	08/01/24	446	479,315
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	303	310,019
Tronox, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	05/01/25	530	562,439
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	250	258,201
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	400	399,865
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,068	1,053,074
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	325	365,135
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27	330	349,767

			19,962,637

Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	225	239,318

Commercial Services — 4.2%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	860	906,732
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	1,316	1,395,375
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	825	835,914
9.750%	07/15/27	1,562	1,720,622
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28(a)	650	652,738

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
4.625%	06/01/28		400	$401,008
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26		350	359,600
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		725	732,219
4.625%	10/01/27		175	181,742
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)		525	538,083
5.250%	03/15/25(a)		568	578,122
5.750%	07/15/27		227	238,225
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	212,175
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27(a)		692	722,303
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28		450	446,220
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27		350	351,357
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27(a)		320	354,747
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30(a)		665	680,323
4.500%	07/01/28(a)		390	412,287
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)		964	1,016,522
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(d)		484	490,953
6.000%	01/15/28(d)		379	406,611
7.125%	08/01/26(d)		255	272,225
Sec’d. Notes, 144A
7.625%	06/01/22(d)		69	77,206
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		1,225	1,206,107
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)		325	339,149
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25		126	129,588
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29		300	300,645
5.625%	10/01/28		1,190	1,257,030
5.875%	10/01/30		125	136,122
Sr. Unsec’d. Notes, 144A
4.750%	07/15/31		225	225,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	520	$575,224
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25	470	558,782
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27(a)	380	402,598
5.125%	06/01/29(a)	635	689,419
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	450	458,131
4.875%	01/15/28(a)	3,570	3,788,766
5.250%	01/15/30(a)	2,970	3,253,845
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	3,035	3,201,161

			30,505,536

Computers — 1.8%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	3,235	3,410,196
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	1,111	1,155,737
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	460	475,380
5.125%	04/15/29	300	309,521
5.250%	10/01/30(a)	435	452,514
5.750%	09/01/27	1,850	1,949,773
6.125%	09/01/29	215	234,815
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	150	154,602
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	575	605,454
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	4,040	4,108,195

			12,856,187

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28(a)	660	700,056

Distribution/Wholesale — 0.5%
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24	800	817,186
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)	1,500	1,474,655

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale (cont’d.)
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	118	$118,207
5.500%	10/15/27(a)	561	590,333
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	461	449,484
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27	215	181,257

			3,631,122

Diversified Financial Services — 2.4%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	650	667,877
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	240	250,233
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26(a)	400	411,011
5.375%	12/01/24	60	62,130
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26(a)	600	559,603
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	325	324,553
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	1,200	1,208,551
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	925	922,648
5.500%	08/15/28(a)	530	534,202
6.000%	01/15/27	1,695	1,758,720
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	615	664,672
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30(a)	850	842,472
5.375%	11/15/29	300	326,828
6.625%	01/15/28	1,320	1,519,091
6.875%	03/15/25	450	507,814
7.125%	03/15/26	3,203	3,732,317
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	425	409,498
5.375%	10/15/25	325	342,071
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	990	1,039,037
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	1,050	1,038,905

			17,122,233

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 3.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	176	$167,641
5.250%	06/01/26	620	637,708
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	900	889,172
5.000%	02/01/31	1,445	1,437,205
5.125%	03/15/28(a)	4,616	4,692,776
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27	1,000	1,089,525
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	71	68,571
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	807	644,761
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	143	150,797
4.500%	09/15/27(a)	275	297,974
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	325	346,603
6.625%	01/15/27	938	971,036
7.250%	05/15/26	50	51,939
Gtd. Notes, 144A
3.375%	02/15/29	250	244,859
3.625%	02/15/31(a)	1,600	1,571,314
5.250%	06/15/29(a)	1,152	1,226,623
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,850	1,872,126
5.250%	07/01/30(a)	1,325	1,342,863
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	6,875	10,312
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	649	666,241
5.500%	09/01/26(a)	2,295	2,367,927
5.625%	02/15/27	1,927	2,002,496
Sr. Unsec’d. Notes, 144A
4.375%	05/01/29	625	628,297

			23,378,766

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	500	500,718
4.750%	06/15/28(a)	500	513,993
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	1,020	1,102,401
7.250%	06/15/28	430	478,839

			2,595,951

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics — 0.3%
Brightstar Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	445	$479,811
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29(a)	350	355,490
5.000%	10/01/25	512	570,237
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	175	173,124
4.375%	02/15/30(a)	420	442,792

			2,021,454

Engineering & Construction — 0.1%
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28(a)	780	821,788
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	25	27,500

			849,288

Entertainment — 3.7%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	819	838,444
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	128	139,045
Bally’s Corp.,
Gtd. Notes, 144A
6.750%	06/01/27	1,350	1,439,485
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	105	111,376
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27(a)	325	361,669
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	1,251	1,267,096
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	808	851,430
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	400	420,329
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	18	18,584
Gtd. Notes, 144A
6.500%	10/01/28(a)	500	539,497
Sr. Sec’d. Notes, 144A
5.500%	05/01/25	650	679,641
Chukchansi Economic Development Authority,
Sr. Sec’d. Notes, 144A
8.000%	04/15/28	184	163,354

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28(a)	25	$25,873
Cinemark USA, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/01/25(a)	465	508,767
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	554	580,508
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	100	100,000
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	1,050	1,117,710
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	200	208,283
5.250%	01/15/29	600	643,462
6.250%	01/15/27(a)	550	627,239
6.500%	02/15/25(a)	800	895,100
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,050	1,095,129
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)	400	414,493
5.625%	03/15/26(a)	398	415,045
Sr. Sec’d. Notes, 144A
6.500%	05/15/27(a)	930	1,032,079
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	325	325,557
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	875	890,314
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	875	939,049
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	225	224,745
5.625%	01/15/27(a)	1,050	1,090,951
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	2,050	2,201,454
8.625%	07/01/25(a)	800	875,543
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	40	40,390
5.500%	04/15/27(a)	814	844,038
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	640	689,728

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	405	$420,052
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	935	1,000,564
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/15/30(a)	1,100	1,113,167
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	1,218	1,289,013
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	99	106,670

			26,544,873

Environmental Control — 0.3%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	500	494,141
Sr. Sec’d. Notes, 144A
3.750%	08/01/25(a)	700	719,134
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29	860	862,223

			2,075,498

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25	375	384,503
5.000%	02/01/28(a)	400	418,193

			802,696

Foods — 2.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26	150	152,726
3.500%	03/15/29	975	963,416
4.625%	01/15/27(a)	3,550	3,711,557
4.875%	02/15/30	250	266,619
7.500%	03/15/26	262	287,347
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	925	963,783
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	450	446,820
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	200	208,061
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	350	362,220
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	755	829,557

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	400	$451,030
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	825	916,148
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	350	396,661
4.875%	10/01/49(a)	725	878,624
5.000%	06/04/42	300	365,872
5.200%	07/15/45	250	310,662
5.500%	06/01/50	725	946,145
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26(a)	734	758,768
4.875%	05/15/28(a)	350	387,358
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	65	74,258
8.000%	05/01/31	190	230,609
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	2,050	2,124,982
5.875%	09/30/27	400	426,612
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,069	1,087,953
5.500%	12/15/29(a)	1,390	1,487,695
5.625%	01/15/28	15	15,937
U.S. Foods, Inc.,
Gtd. Notes, 144A
4.750%	02/15/29	300	305,985

			19,357,405

Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25(a)	2,213	2,435,583
5.750%	05/20/27	423	472,726
5.875%	08/20/26	1,503	1,682,909
Ferrellgas Escrow LLC,
Sr. Unsec’d. Notes
8.956%	03/30/31^	2,975	2,975,000

			7,566,218

Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	810	854,841

Healthcare-Services — 5.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	655	701,007
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	300	313,538
4.250%	12/15/27	1,635	1,724,807

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.625%	12/15/29	1,927	$2,121,279
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31(a)	2,065	2,072,457
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,879	1,804,068
4.625%	06/01/30	2,235	2,299,768
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28(a)	1,200	1,245,002
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	4,625	4,924,174
5.375%	02/01/25	620	699,320
5.625%	09/01/28	1,691	2,005,698
5.875%	02/15/26	1,730	2,001,880
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27	925	968,554
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,075	1,046,444
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)	865	916,066
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	975	1,055,995
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	1,000	1,077,119
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,525	1,622,693
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,054	1,101,384
Sr. Sec’d. Notes
4.625%	07/15/24(a)	1,036	1,051,181
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	1,200	1,216,591
4.625%	09/01/24	1,264	1,297,169
4.875%	01/01/26	1,778	1,841,757
Sr. Unsec’d. Notes
6.875%	11/15/31	2,400	2,718,644

			37,826,595

Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,200	1,242,774
9.875%	04/01/27	914	1,021,940
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	950	997,905
6.750%	03/15/25(a)	1,400	1,446,244
7.250%	10/15/29	375	415,513

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	675	$669,819
6.250%	09/15/27(a)	700	741,182
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	300	302,771
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	325	328,412
5.000%	03/01/28	425	439,561
KB Home,
Gtd. Notes
4.000%	06/15/31	350	352,885
4.800%	11/15/29	161	174,472
6.875%	06/15/27	25	29,822
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,625	1,663,035
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28(a)	725	744,679
4.750%	04/01/29	50	51,305
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	400	421,155
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	550	620,769
6.625%	07/15/27	2,725	2,918,314
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	719	779,105
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	470	517,867

			15,879,529

Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	1,125	1,144,066

Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	725	717,948
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30	550	561,913
Gtd. Notes, 144A
4.125%	04/30/31	25	25,288
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27	525	526,736
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	125	127,477

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	15	$15,384
Gtd. Notes, 144A
5.000%	10/01/29	340	362,071
5.500%	07/15/30	949	1,023,398

			3,360,215

Housewares — 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	125	139,365
5.875%	04/01/36	310	383,138
6.000%	04/01/46	240	305,191
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29	971	1,010,153
Gtd. Notes, 144A
4.000%	04/01/31	725	723,770

			2,561,617

Internet — 0.7%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28(a)	665	661,159
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	248,215
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	600	612,000
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	1,590	1,890,399
5.375%	11/15/29	540	656,011
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26(a)	575	630,882

			4,698,666

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	570	596,293
5.250%	05/15/27	790	817,745

			1,414,038

Iron/Steel — 0.5%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	785	824,506
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,010	1,115,355
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29(a)	517	543,774

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29	225	$236,281
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	905	969,303

			3,689,219

Leisure Time — 0.4%
Carnival Corp.,
Sec’d. Notes, 144A
10.500%	02/01/26	250	291,620
Sr. Sec’d. Notes, 144A
11.500%	04/01/23	550	621,034
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	510	596,793
12.250%	05/15/24	75	90,548
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	635	723,995
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	250	246,979
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	152,657

			2,723,626

Lodging — 1.9%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27(a)	350	362,211
Gtd. Notes, 144A
8.625%	06/01/25	600	660,818
Sr. Unsec’d. Notes, 144A
4.750%	06/15/31(a)	425	441,849
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	1,084	1,159,797
Gtd. Notes, 144A
4.000%	05/01/31	900	908,885
5.375%	05/01/25	150	157,986
5.750%	05/01/28	175	189,334
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	555	579,067
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	12	12,284
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	682	709,608
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	645	681,307
4.750%	10/15/28	1,100	1,169,396

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
5.750%	06/15/25	680	$749,863
6.750%	05/01/25(a)	1,675	1,793,437
7.750%	03/15/22	795	830,841
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28(a)	450	456,615
Travel + Leisure Co.,
Sr. Sec’d. Notes, 144A
4.625%	03/01/30	300	309,677
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	725	780,288
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	400	412,107
5.625%	08/26/28	1,250	1,306,482

			13,671,852

Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	230	236,182
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	525	546,694

			782,876

Machinery-Diversified — 0.4%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	125	128,555
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,825	1,885,698
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25	810	828,683
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	210,681

			3,053,617

Media — 8.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	960	944,729
7.500%	05/15/26	1,180	1,227,200
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	1,665	1,723,668
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,375	1,401,393
4.500%	06/01/33(a)	325	331,996
4.750%	03/01/30	4,306	4,550,077
5.000%	02/01/28	4,055	4,254,764
5.125%	05/01/27(a)	2,930	3,072,809
5.375%	06/01/29	200	218,549

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
5.500%	05/01/26	1,885	$1,948,489
5.750%	02/15/26	1,090	1,126,630
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,177	1,204,038
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	740	699,045
4.125%	12/01/30	500	498,317
5.375%	02/01/28(a)	455	480,906
5.500%	04/15/27(a)	995	1,044,233
6.500%	02/01/29(a)	1,055	1,168,300
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,825	1,790,052
5.750%	01/15/30	400	416,122
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	5,020	2,462,137
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	1,769	1,146,206
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	3,474	3,730,758
7.375%	07/01/28(a)	375	403,630
7.750%	07/01/26(a)	4,341	4,913,930
Gtd. Notes, 144A
5.125%	06/01/29	600	593,010
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30	850	846,394
5.875%	07/15/26(a)	603	622,677
7.000%	05/15/27(a)	275	298,553
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	353	378,534
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	953	997,520
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	350	367,460
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	1,267	1,302,420
5.625%	07/15/27(a)	635	675,255
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26(a)	595	615,725
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	275	288,849
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	830	823,446
Sr. Unsec’d. Notes, 144A
5.375%	01/15/31	175	174,532
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	385	398,641

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.875%	03/15/26(a)	500	$515,152
Sr. Sec’d. Notes, 144A
4.125%	12/01/30	850	835,966
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	995	1,006,602
4.625%	07/15/24	226	232,051
5.000%	08/01/27(a)	868	911,505
5.375%	07/15/26	161	166,160
5.500%	07/01/29	915	996,884
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29(a)	650	680,431
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	300	302,255
5.125%	02/15/25(a)	1,745	1,780,249
6.625%	06/01/27(a)	830	899,333
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28(a)	320	345,644
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27(a)	1,070	1,118,814
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	1,170	1,257,384

			60,189,424

Mining — 2.6%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	905	980,396
7.000%	09/30/26	400	418,754
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	1,340	1,436,952
Constellium SE,
Gtd. Notes, 144A
3.750%	04/15/29(a)	500	495,290
5.875%	02/15/26(a)	1,450	1,492,848
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A
9.500%	06/01/24	915	992,192
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	03/01/26(a)	600	630,889
6.875%	10/15/27(a)	725	789,291
7.250%	04/01/23(a)	900	916,946
7.500%	04/01/25	1,125	1,167,395
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	330	358,695

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	200	$208,581
4.250%	03/01/30(a)	1,355	1,452,360
5.450%	03/15/43	740	904,696
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	315	344,676
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	301,425
6.125%	04/01/29(a)	705	751,080
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
5.750%	10/15/28(a)	690	717,951
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28(a)	625	645,914
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	295	304,650
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27(a)	1,010	1,096,026
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	775	813,518
5.875%	09/30/26(a)	1,170	1,218,131

			18,438,656

Miscellaneous Manufacturing — 1.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	375	395,338
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	545	558,836
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)	600	628,182
7.450%	05/01/34	75	80,926
7.500%	12/01/24	2,175	2,276,121
7.500%	03/15/25(a)	1,875	1,930,798
7.875%	04/15/27	2,025	2,099,202
FGI Operating Co. LLC,
Notes
0.000%	05/15/22^	110	—

			7,969,403

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	690	724,163

Oil & Gas — 6.3%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	700	758,174

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes
7.875%	12/15/24(d)	5,175	$6,469
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	575	589,086
Gtd. Notes, 144A
5.375%	03/01/30(a)	625	637,814
7.625%	02/01/29(a)	875	972,934
8.375%	07/15/26	935	1,063,273
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28(a)	225	239,627
4.625%	11/15/25(a)	1,190	1,282,312
4.750%	04/15/43(a)	200	207,913
4.875%	11/15/27	765	829,400
5.100%	09/01/40	400	420,034
5.250%	02/01/42	50	52,918
5.350%	07/01/49	75	79,084
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)	2,075	2,164,854
9.000%	11/01/27	465	642,324
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	275	290,183
5.875%	02/01/29	300	324,428
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	1,150	1,173,129
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	850	911,385
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	425	433,953
6.750%	03/01/29	625	665,715
7.500%	05/15/25(a)	428	444,245
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44	225	253,760
Gtd. Notes, 144A
5.750%	01/15/31	849	1,017,069
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	175	183,545
5.625%	10/15/25	306	316,621
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	10/15/27	569	611,677
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26(a)	250	259,578
5.750%	01/30/28(a)	1,180	1,258,147
6.625%	07/15/25	160	171,456

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	875	$937,532
5.000%	01/15/29	175	195,216
7.625%	02/01/25(a)	845	984,821
8.500%	02/01/30	100	130,115
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	825	838,127
5.750%	02/01/29	200	208,499
6.000%	02/01/31	200	211,920
6.250%	11/01/28	475	504,741
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29(a)	425	446,523
7.125%	02/01/27	786	838,779
Sec’d. Notes, 144A
6.500%	01/15/25	267	276,148
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	1,020	999,821
7.500%	01/15/28	1,150	1,109,929
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	350	321,977
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22	1,024	1,044,268
2.900%	08/15/24	975	996,965
4.100%	02/15/47(a)	325	302,389
4.400%	04/15/46	75	72,407
4.625%	06/15/45	50	49,094
5.500%	12/01/25	25	27,623
5.550%	03/15/26	525	580,783
5.875%	09/01/25	50	55,674
6.625%	09/01/30(a)	1,110	1,335,172
6.950%	07/01/24	250	281,550
7.150%	05/15/28	250	285,055
8.000%	07/15/25(a)	1,095	1,313,278
8.500%	07/15/27(a)	840	1,056,861
8.875%	07/15/30	75	100,394
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	620	699,086
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	425	559,555
6.500%	02/01/38	970	1,294,244
6.625%	08/15/37	100	133,565
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
6.000%	02/15/28	190	126,125
Sr. Sec’d. Notes, 144A
9.250%	05/15/25(a)	245	246,839
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26(a)	1,650	1,701,216

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	400	$415,314
5.000%	03/15/23	244	253,875
9.250%	02/01/26(a)	1,480	1,632,213
Southwestern Energy Co.,
Gtd. Notes
6.450%	01/23/25(a)	785	865,726
7.750%	10/01/27(a)	320	347,277
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26	300	309,123
5.875%	03/15/28	25	26,567
6.000%	04/15/27(a)	415	435,361
Gtd. Notes, 144A
4.500%	05/15/29	600	612,335
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25(a)	315	317,656
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	154	154,767
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26	675	580,287
8.000%	02/01/27	650	545,719
11.500%	01/30/27	138	147,494
Vine Energy Holdings LLC,
Gtd. Notes, 144A
6.750%	04/15/29	400	421,032

			45,592,144

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	303	321,622
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28	190	191,317
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	615	21,537

			534,476

Packaging & Containers — 1.7%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,125	1,180,442
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	221	228,033
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	250	258,086
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	2,325	2,374,033

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	5	$5,389
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	534	562,498
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	375	385,141
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	800	834,629
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	680	726,093
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	240	264,378
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	810	816,560
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	735	722,185
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	1,670	1,817,652
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	1,360	1,350,403
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	650	682,509

			12,208,031

Pharmaceuticals — 2.9%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29(a)	1,025	1,038,603
6.125%	08/01/28	615	654,782
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,843	2,003,186
9.250%	04/01/26	2,562	2,786,312
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,371	1,302,763
5.000%	02/15/29	300	279,663
5.250%	01/30/30(a)	3,101	2,893,156
5.250%	02/15/31(a)	2,122	1,980,405
6.250%	02/15/29	2,175	2,150,880
7.000%	01/15/28(a)	1,097	1,132,653
7.250%	05/30/29	161	164,980
9.000%	12/15/25	908	973,364
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)	540	554,025

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	91	$61,307
Sec’d. Notes, 144A
9.500%	07/31/27(a)	72	73,651
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	04/01/29(a)	425	416,580
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25(d)	245	170,314
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	400	412,040
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	925	978,496
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	762	779,249
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28(a)	320	338,306

			21,144,715

Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	750	783,238
5.750%	01/15/28	1,736	1,826,632
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	615	624,369
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	215	223,293
4.500%	03/01/28(a)	538	551,455
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29(a)	1,175	1,263,193
5.625%	10/01/26(a)	660	684,752
Gtd. Notes, 144A
4.000%	03/01/31	700	731,911
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28	2,075	2,188,991
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	561	576,670
Gtd. Notes, 144A
5.625%	05/01/27	85	87,455
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	350	389,799
5.625%	07/15/27(a)	835	951,392
Gtd. Notes, 144A
6.450%	11/03/36	175	205,338
6.750%	09/15/37	210	253,147

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	12/15/22(oo)	505	$390,149
Sr. Unsec’d. Notes
4.150%	06/01/25	201	210,501
4.400%	04/01/24	149	156,462
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	870	890,366
4.750%	07/15/23	102	106,490
5.500%	07/15/28	50	54,016
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	675	734,068
6.500%	07/01/27	680	758,081
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	664	664,974
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	08/01/27	10	10,610
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26(a)	655	687,822
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	278,360
6.000%	06/01/26(a)	526	572,276
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,000	2,128,425
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	230	233,770
5.500%	01/15/28	1,750	1,777,286
6.000%	12/31/30	325	338,593
7.500%	10/01/25	150	163,424
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28(a)	325	343,288
5.375%	02/01/27	125	130,189
5.500%	03/01/30(a)	415	456,217
5.875%	04/15/26(a)	2,625	2,754,186
6.500%	07/15/27(a)	740	805,124
Gtd. Notes, 144A
4.875%	02/01/31	200	216,449
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	400	415,347
4.000%	07/01/22	260	264,187
4.350%	02/01/25(a)	1,006	1,062,908
4.500%	03/01/28	300	321,332
5.300%	02/01/30(a)	725	814,181
5.450%	04/01/44	100	107,646
5.500%	08/15/48	225	245,357

			29,433,719

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25(a)	1,200	$1,267,112
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	850	873,722
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	300	299,978
4.375%	02/01/31(a)	475	473,133
5.375%	08/01/28	355	376,697
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,075	1,046,192
Kennedy-Wilson, Inc.,
Gtd. Notes
4.750%	03/01/29	495	509,925

			4,846,759

Real Estate Investment Trusts (REITs) — 2.1%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31(a)	325	311,810
9.750%	06/15/25	1,125	1,248,427
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	1,050	1,040,640
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	263	267,910
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27(a)	353	365,979
4.875%	09/15/29	450	464,914
5.250%	03/15/28	400	418,872
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	55	58,739
4.500%	01/15/28	570	603,078
5.625%	05/01/24	465	504,093
5.750%	02/01/27(a)	1,114	1,243,369
Gtd. Notes, 144A
4.625%	06/15/25	135	144,184
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	600	606,070
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	345	367,137
7.500%	06/01/25	10	10,837
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)	682	700,235
RLJ Lodging Trust LP,
Sr. Sec’d. Notes, 144A
3.750%	07/01/26	25	25,259

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	1,010	$1,039,243
4.875%	09/01/24	10	10,175
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29(a)	350	337,998
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	830	888,982
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28(a)	885	884,105
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	780	796,536
4.125%	08/15/30	515	531,225
4.250%	12/01/26(a)	1,655	1,720,367
4.625%	12/01/29	615	653,596

			15,243,780

Retail — 2.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	3,080	2,980,434
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	250	252,500
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	100,250
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	150	158,306
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	75	75,188
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25	850	898,131
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.875%	05/15/27(a)	470	543,824
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24(a)	1,325	1,334,624
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28(a)	795	808,752
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	490	538,166
6.750%	07/01/36	85	106,585
6.875%	11/01/35	181	229,404
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	175	176,326

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	25	$25,633
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25	640	704,680
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,175	1,143,645
Penske Automotive Group, Inc.,
Gtd. Notes
3.500%	09/01/25(a)	485	502,308
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28(a)	1,320	1,370,746
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25(a)	1,098	1,114,289
8.000%	11/15/26(a)	776	787,673
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,600	1,651,924
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	1,321	1,368,696
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	391	398,812
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	250	257,456
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
4.625%	01/31/32(a)	337	354,154
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30(a)	465	503,116
7.750%	04/01/25	175	190,734

			18,576,356

Semiconductors — 0.2%
ams AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25(a)	595	640,546
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28(a)	965	994,416

			1,634,962

Software — 0.9%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,025	1,021,084
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	465	497,685
BY Crown Parent LLC/BY Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	01/31/26	595	623,040

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29(a)	454	$495,247
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
10.250%	02/15/27(a)	420	463,344
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	550	583,193
MicroStrategy, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/28(a)	325	324,767
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29(a)	435	458,912
Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/28(a)	425	411,175
Rocket Software, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/29(a)	350	347,066
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	960	1,018,307

			6,243,820

Telecommunications — 6.5%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	792	879,830
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,035	2,115,474
8.125%	02/01/27	352	383,243
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	442	453,489
8.000%	10/15/25	87	91,644
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	337	344,659
6.000%	06/15/25	138	140,972
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	732	782,989
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	280	288,277
6.000%	03/01/26(a)	1,471	1,553,212
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24	1,844	1,798,726
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK
8.000%
8.000%	04/01/25	285	241,665
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26(a)	958	936,647

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	831	$834,374
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	900	937,909
8.750%	05/25/24	747	778,399
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,638	4,437,704
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	600,762
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	46	46,633
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)	625	669,903
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	435	487,551
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	1,810	1,037,193
Gtd. Notes, 144A
8.500%	10/15/24(d)	1,088	639,738
9.750%	07/15/25(d)	3,551	2,073,326
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	335	346,333
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23(d)	1,150	39,889
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	2,475	2,417,970
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26(a)	858	884,584
Gtd. Notes, 144A
4.625%	09/15/27(a)	850	881,967
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	475	484,513
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	1,295	1,345,475
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	510	579,556
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22	245	252,330
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	500	561,229
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	594	666,973
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	3,119	4,739,421
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	300	346,724

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
7.625%	02/15/25	590	$700,817
7.625%	03/01/26(a)	500	611,672
7.875%	09/15/23	2,864	3,255,791
Switch Ltd.,
Gtd. Notes, 144A
3.750%	09/15/28(a)	643	649,978
4.125%	06/15/29	275	281,915
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	400	462,496
6.375%	11/15/33	577	687,988
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	278,796
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28(a)	1,170	1,252,913
Sr. Sec’d. Notes
3.875%	04/15/30	180	200,915
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	170	177,427
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	475	483,936
6.500%	07/15/28	50	53,321
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/28(a)	5	5,176
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	1,115	1,107,666
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	375	382,905

			46,694,995

Toys/Games/Hobbies — 0.2%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26	200	207,338
5.875%	12/15/27	745	812,255
6.750%	12/31/25	242	254,252

			1,273,845

Transportation — 0.1%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	1,000	1,063,899

TOTAL CORPORATE BONDS (cost $601,724,146)			612,886,820

		Shares

COMMON STOCKS — 3.2%
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*		28,136	520,516

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Consumer Services — 0.0%
SAL TopCo LLC*^	21,315	$138,545

Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.*	14,918	393,835
Windstream Holdings, Inc.*^	486	6,741

		400,576

Electric Utilities — 0.3%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	2,085,720
Keycon Power Holdings LLC*^	2,665	375,765

		2,461,485

Gas Utilities — 0.4%
Ferrellgas Partners LP (Class B Stock)*	12,289	2,716,791

Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	89,327	1,657,016

Interactive Media & Services — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	365,671

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	63,738	168,269
iHeartMedia, Inc. (Class A Stock)*	10,969	295,395

		463,664

Multiline Retail — 0.0%
Claire’s Private Placement*^	795	178,875
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,097	139,319

		318,194

Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp.*	17,612	530,826
Chesapeake Energy Corp.(a)	150,496	7,813,752
Chesapeake Energy Corp. Backstop Commitment*^	975	50,052
EP Energy Corp.*	9,416	932,184
Extraction Oil & Gas, Inc.*	62,960	3,457,134
Oasis Petroleum, Inc.(a)	8,775	882,326
Telford Offshore Holdings Ltd.*^	25,654	2
Whiting Petroleum Corp.*	8,027	437,873

		14,104,149

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	27,103	—

TOTAL COMMON STOCKS (cost $14,965,766)		23,146,607

PREFERRED STOCKS — 0.3%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	26,000	764,400

	Shares	Value

PREFERRED STOCKS (continued)
Interactive Media & Services — 0.0%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29^	291,500	$291,500

Multiline Retail — 0.2%
Claire’s Stores, Inc., CVT*^	544	1,271,600

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., Maturing 05/11/22*^	32,246	322

TOTAL PREFERRED STOCKS (cost $1,248,570)		2,327,822

	Units
RIGHTS* — 0.1%
Independent Power & Renewable Electricity Producers
Vistra Corp., expiring 01/23/27^	180,881	212,535

(cost $0)
WARRANTS* — 0.0%
Hotels, Restaurants & Leisure — 0.0%
CEC Brands LLC, expiring 12/31/25	29,874	100,078

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	31,815

Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., expiring 02/09/26	529	14,220
Chesapeake Energy Corp., expiring 02/09/26	588	14,012
Chesapeake Energy Corp., expiring 02/09/26	326	6,800

		35,032

TOTAL WARRANTS (cost $32,846)		166,925

TOTAL LONG-TERM INVESTMENTS (cost $658,602,265)		679,917,490

	Shares
SHORT-TERM INVESTMENTS — 27.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	24,971,620	24,971,620
PGIM Institutional Money Market Fund (cost $175,926,134; includes $175,914,213 of cash collateral for securities on loan)(b)(wa)	176,022,540	175,916,927

TOTAL SHORT-TERM INVESTMENTS (cost $200,897,754)		200,888,547

TOTAL INVESTMENTS—122.4% (cost $859,500,019)		880,806,037
Liabilities in excess of other assets(z) — (22.4)%		(161,300,539)

NET ASSETS — 100.0%		$719,505,498

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,686,562 and 1.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $172,878,973; cash collateral of $175,914,213 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(rr)	Perpetual security with no stated maturity date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
108	2 Year U.S. Treasury Notes	Sep. 2021	$23,794,594	$(18,074)
285	5 Year U.S. Treasury Notes	Sep. 2021	35,177,462	(29,592)
154	10 Year U.S. Treasury Notes	Sep. 2021	20,405,000	37,290
18	20 Year U.S. Treasury Bonds	Sep. 2021	2,893,500	49,918

				39,542

Short Position:
17	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	3,275,688	(142,409)

				$(102,867)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$775,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Bank Loans	$—	$39,786,554	$692,107

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Convertible Bonds	$—	$698,120	$—
Corporate Bonds	—	609,901,508	2,985,312
Common Stocks	15,636,426	4,308,810	3,201,371
Preferred Stocks	764,400	—	1,563,422
Rights	—	—	212,535
Warrants	35,032	100,078	31,815
Short-Term Investments
Affiliated Mutual Funds	200,888,547	—	—

Total	$217,324,405	$654,795,070	$8,686,562

Other Financial Instruments*
Assets
Futures Contracts	$87,208	$—	$—

Liabilities
Futures Contracts	$(190,075)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank	Corporate	Common	Preferred
	Loans	Bonds	Stocks	Stocks	Rights	Warrants
Balance as of 12/31/20	$1,196,817	$148,540	$2,931,724	$1,446,576	$188,342	$22,436
Realized gain (loss)	2,335	(3,393,691)	(68,134)	65,174	—	—
Change in unrealized appreciation (depreciation)	6,467	3,446,888	328,548	186,915	24,193	31,815
Purchases/Exchanges/Issuances	632,537	2,885,750	9,233	—	—	—
Sales/Paydowns	(276,473)	(143,294)	—	(135,243)	—	(31)
Accrued discount/premium	570	41,119	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(870,146)	—	—	—	—	(22,405)

Balance as of 06/30/21	$692,107	$2,985,312	$3,201,371	$1,563,422	$212,535	$31,815

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(6,721)	$48,132	$260,414	$186,915	$24,193	$31,815

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2021	Valuation Methodology	Unobservable Inputs
Bank Loans	$12,054	Market Approach	Discretionary Discount Rate
Bank Loans	680,053	Market Approach	Single Broker Indicative Quote
Corporate Bonds	—	Market Approach	Estimated Future Distributions
Corporate Bonds	10,312	Market Approach	Single Broker Indicative Quote
Corporate Bonds	2,975,000	Market Approach	Unadjusted Purchase Price
Common Stocks	2	Market Approach	Estimated Future Value
Common Stocks	375,765	Income Approach	Discounted Cash Flow
Common Stocks	50,052	Market Approach	Discretionary Discount Rate
Common Stocks	6,741	Market Approach	EBITDA Multiple
Common Stocks	178,875	Market Approach	Multiple Broker Indicative Quotes
Common Stocks	2,589,936	Market Approach	Single Broker Indicative Quote
Preferred Stocks	322	Market Approach	EBITDA Multiple
Preferred Stocks	291,500	Market Approach	Single Broker Indicative Quote
Preferred Stocks	1,271,600	Market Approach	Multiple Broker Indicative Quotes
Rights	212,535	Market Approach	Single Broker Indicative Quote

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Fair Value as of	Valuation
Level 3 Securities	June 30, 2021	Methodology	Unobservable Inputs

Warrants	31,815	Market Approach	Single Broker Indicative Quote

	$8,686,562

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels are as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic

Bank Loans	$870,146	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Warrants	$ 22,405	L3 to L2	Single Broker Indicative Quote to Evaluated Mean

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (24.4% represents investments purchased with collateral from securities on loan)	27.9%
Media	8.8
Telecommunications	7.3
Oil & Gas	6.5
Healthcare-Services	5.4
Commercial Services	4.3
Entertainment	4.1
Pipelines	4.1
Electric	3.4
Chemicals	3.3
Pharmaceuticals	3.1
Retail	3.0
Foods	2.8
Auto Manufacturers	2.6
Mining	2.6
Diversified Financial Services	2.4
Computers	2.3
Home Builders	2.2
Real Estate Investment Trusts (REITs)	2.1
Oil, Gas & Consumable Fuels	2.0
Software	2.0
Lodging	1.9
Packaging & Containers	1.8
Building Materials	1.5
Aerospace & Defense	1.3
Airlines	1.2
Auto Parts & Equipment	1.2
Miscellaneous Manufacturing	1.1
Gas	1.0
Real Estate	0.7
Internet	0.7
Advertising	0.6
Iron/Steel	0.5
Distribution/Wholesale	0.5
Machinery-Diversified	0.5
Household Products/Wares	0.5
Leisure Time	0.4

Gas Utilities	0.4%
Electrical Components & Equipment	0.4
Housewares	0.4
Electric Utilities	0.3
Environmental Control	0.3
Electronics	0.3
Independent Power & Renewable Electricity Producers	0.3
Semiconductors	0.2
Apparel	0.2
Multiline Retail	0.2
Investment Companies	0.2
Toys/Games/Hobbies	0.2
Home Furnishings	0.2
Transportation	0.1
Machinery-Construction & Mining	0.1
Engineering & Construction	0.1
Healthcare-Products	0.1
Biotechnology	0.1
Food Service	0.1
Capital Markets	0.1
Office/Business Equipment	0.1
Agriculture	0.1
Cosmetics/Personal Care	0.1
Oil & Gas Services	0.1
Diversified Telecommunication Services	0.1
Interactive Media & Services	0.0	*
Beverages	0.0	*
Coal	0.0	*
Banks	0.0	*
Diversified Consumer Services	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Wireless Telecommunication Services	0.0	*

	122.4
Liabilities in excess of other assets	(22.4)

	100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$87,208	*	Due from/to broker-variation margin futures	$190,075	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(411,176)
Foreign exchange contracts	—	(14,101)	—
Interest rate contracts	(615,642)	—	—

Total	$(615,642)	$(14,101)	$(411,176)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

		Forward
Derivatives not accounted for		Currency
as hedging instruments,		Exchange
carried at fair value	Futures	Contracts	Swaps

Credit contracts	$—	$—	$419,056
Foreign exchange contracts	—	13,817	—
Interest rate contracts	(83,815)	—	—

Total	$(83,815)	$13,817	$419,056

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures	Futures
Contracts—	Contracts—	Forward Foreign
Long	Short	Currency Exchange
Positions(1)	Positions(1)	Contracts— Purchased(2)

$60,784,524	$4,307,886	$248,877

Forward Foreign	Credit Default
Currency Exchange	Swap Agreements—
Contracts—Sold(2)	Buy Protection(1)

$227,733	$3,810,000

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit Default Swap Agreements— Sell Protection(1)

$40,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$172,878,973	$(172,878,973)	$—

(1) Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $172,878,973:
Unaffiliated investments (cost $658,602,265)	$679,917,490
Affiliated investments (cost $200,897,754)	200,888,547
Cash	65,313
Dividends and interest receivable	10,227,543
Receivable for investments sold	4,382,162
Receivable for Portfolio shares sold	1,590,288
Deposit with broker for centrally cleared/exchange-traded derivatives	775,000
Due from broker-variation margin futures	44,599
Prepaid expenses	2,218

Total Assets	897,893,160

LIABILITIES
Payable to broker for collateral for securities on loan	175,914,213
Payable for investments purchased	1,840,084
Accrued expenses and other liabilities	378,097
Management fee payable	221,920
Distribution fee payable	32,722
Affiliated transfer agent fee payable	433
Payable for Portfolio shares purchased	193

Total Liabilities	178,387,662

NET ASSETS	$719,505,498

Net assets were comprised of:
Partners’ Equity	$719,505,498

Net asset value and redemption price per share, $719,505,498 / 58,890,894 outstanding shares of beneficial interest	$12.22

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$21,525,165
Unaffiliated dividend income	102,966
Income from securities lending, net (including affiliated income of $62,898)	101,515
Affiliated dividend income	20,424

Total income	21,750,070

EXPENSES
Management fee	2,433,628
Distribution fee	1,066,410
Custodian and accounting fees	72,921
Audit fee	26,499
Trustees’ fees	9,484
Legal fees and expenses.	9,474
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,591
Shareholders’ reports	2,466
Miscellaneous	17,138

Total expenses	3,641,611
Less: Fee waiver and/or expense reimbursement	(3,137)

Net expenses	3,638,474

NET INVESTMENT INCOME (LOSS)	18,111,596

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(38,655))	5,798,353
Futures transactions	(615,642)
Forward currency contract transactions	(14,101)
Swap agreements transactions	(411,176)
Foreign currency transactions	6,180

4,763,614

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $8,284)	15,312,061
Futures	(83,815)
Forward currency contracts	13,817
Swap agreements	419,056
Foreign currencies	1,262

15,662,381

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	20,425,995

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,537,591

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$18,111,596	$31,335,189
Net realized gain (loss) on investment and foreign currency transactions	4,763,614	(21,279,712)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,662,381	7,014,379

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,537,591	17,069,856

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,251,368 and 41,695,961 shares, respectively]	50,708,164	450,973,286
Portfolio shares purchased [17,453,379 and 27,093,604 shares, respectively]	(211,708,820)	(280,517,661)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(161,000,656)	170,455,625

TOTAL INCREASE (DECREASE)	(122,463,065)	187,525,481
NET ASSETS:
Beginning of period	841,968,563	654,443,082

End of period	$719,505,498	$841,968,563

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%
ASSET-BACKED SECURITIES — 12.1%
Collateralized Loan Obligations — 9.6%
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A
—%(p)	07/20/34	3,500	$3,500,368
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.340%(c)	07/15/34	4,500	4,501,886
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.176%(c)	02/05/31	993	993,738
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.273%(c)	07/20/34	8,000	8,001,519
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.394%(c)	01/16/31	40,950	40,950,451
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.345%(c)	06/20/34	11,750	11,756,921
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.468%(c)	10/20/31	29,182	29,183,711
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.198%(c)	10/23/31	7,250	7,239,472
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A
0.000%(cc)	07/23/33	7,500	7,500,780
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.306%(c)	07/20/34	7,000	7,000,735
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A
0.000%(cc)	04/15/34	7,750	7,765,152
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.388%(c)	10/20/31	25,250	25,250,232
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.474%(c)	04/15/30	1,955	1,954,112

			155,599,077

Consumer Loans — 0.2%
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	02/25/23	2,560	2,564,759

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	$3,161,967

Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.732%(c)	05/25/34	1,077	1,058,148
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.792%(c)	09/25/34	812	789,564
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.172%(c)	03/25/33	247	245,729
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-OP01, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)
1.217%(c)	09/25/32	3	2,954

			2,096,395

Manufactured Housing — 0.1%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	2,310	2,352,134

Other — 0.6%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.442%(c)	04/25/23	880	876,031
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.892%(c)	06/25/24	8,350	8,257,238

			9,133,269

Residential Mortgage-Backed Securities — 1.3%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	11/25/34	519	515,821
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	12/25/34	1,722	1,687,749
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
2.718%(cc)	07/27/50	3,811	3,898,772
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	2,632	2,638,159
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	3,088	3,094,158
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	2,120	2,152,342

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	2,798	$2,871,006
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	05/25/34	739	731,875
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	2,286	2,364,233
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	10/25/59	1,120	1,128,312

			21,082,427

TOTAL ASSET-BACKED SECURITIES (cost $187,826,431)			195,990,028

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.6%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	6,500	6,851,357
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	11,654,938
Benchmark Mortgage Trust,
Series 2018-B01, Class A1
2.560%	01/15/51	1,810	1,822,595
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	23,890	24,930,940
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	19,500	20,124,708
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	16,209	17,497,176
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	7,193	7,607,436
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,978,046
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.287%(cc)	05/25/26	38,290	2,067,201
Series K093, Class XAM, IO
1.332%(cc)	05/25/29	51,135	4,467,000
Series K106, Class XAM, IO
1.728%(cc)	02/25/30	54,548	6,873,157
Series K734, Class X1, IO
0.786%(cc)	02/25/26	121,543	3,141,035
Series K736, Class XAM, IO
1.835%(cc)	07/25/26	63,677	5,092,256
Series K737, Class XAM, IO
1.118%(cc)	10/25/26	46,658	2,384,042

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.666%	09/10/47	4,828	$5,122,057
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	8,060,270
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	829	857,083
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,581,425
Series 2015-C30, Class A3
3.322%	07/15/48	1,261	1,262,398
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	9,416	9,469,990
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A1
2.659%	02/15/51	2,879	2,910,163
Series 2018-C08, Class A3
3.720%	02/15/51	6,600	7,363,116
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,444,555
Series 2018-C14, Class A3
4.180%	12/15/51	15,000	16,884,147
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	7,511,780
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	2,345	2,390,573
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,800	16,279,045
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	16,672,023

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $207,935,524)			220,300,512

CORPORATE BONDS — 51.2%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	9,200	9,420,707

Agriculture — 1.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	5,395	5,730,915
3.557%	08/15/27	5,000	5,350,285
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	5,543,326

			16,624,526

Airlines — 0.7%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	664	678,930

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	3,940	$3,994,766
3.800%	04/19/23(a)	5,000	5,187,732
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,257,810
4.625%	04/15/29	240	248,591

			11,367,829

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25(a)	500	533,651
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	9,795	10,661,969
6.600%	04/01/36	3,385	4,631,054
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	8,846,413

			24,673,087

Banks — 12.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.308%(c)	04/12/23	2,200	2,229,377
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)	4,000	4,132,278
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	9,555	9,842,438
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	5,000	5,553,122
4.078%(ff)	04/23/40	2,365	2,765,647
Sub. Notes, MTN
4.200%	08/26/24	9,015	9,894,851
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	7,656,052
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	10,740	12,584,762
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	320	316,033
3.375%	01/09/25	992	1,065,630
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	6,500	6,847,971
Citigroup, Inc.,
Sub. Notes
4.450%	09/29/27	17,330	19,792,551
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,250	1,323,797
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	11,100	11,396,646

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,250	$3,546,356
4.250%	03/13/26	2,100	2,358,920
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.814%(ff)	04/23/29	16,650	18,618,550
3.850%	01/26/27	240	264,681
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	3,800	4,392,238
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.550%	02/04/30(a)	770	802,563
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	6,078,386
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	4,200	4,315,036
3.509%(ff)	01/23/29	17,000	18,729,797
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.794%(c)	10/15/21(a)(oo)	4,000	4,016,307
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	5,614,803
Sub. Notes, MTN
3.950%	04/23/27	655	731,690
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	217,019
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	21,517,123
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	1,635	1,624,254
4.125%	09/24/25	7,370	8,217,168
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	5,175,862

			201,621,908

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	6,500	7,742,292

Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	356,798
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	698,460

			1,055,258

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 1.7%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	$8,559,869
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	2,545	2,816,043
4.550%	11/30/25	2,000	2,281,050
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,065	1,192,950
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,538,201
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	5,633,953
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	4,000	4,104,512

			28,126,578

Commercial Services — 1.3%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	170	176,044
3.800%	11/01/25	2,445	2,696,173
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	5,290	5,918,440
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	10,419,710
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30(a)	1,055	1,155,827

			20,366,194

Diversified Financial Services — 0.6%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30(a)	8,650	9,722,933

Electric — 6.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	8,463,689
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,935,845
6.125%	04/01/36	1,160	1,634,577
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	493,985
5.000%	02/01/31	725	721,089
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	6,480	7,423,429

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27(a)	12,060	$13,331,401
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	479,716
Sr. Unsec’d. Notes, Series C
3.500%	06/01/24	135	144,264
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	470,592
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	4,480,585
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28(a)	445	487,057
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	12,295,098
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,371,759
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	872,282
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	995,283
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,332,864
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25(a)	3,065	3,329,953
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	13,660,754
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,721,944
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,458,705
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	571,184
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	5,493,964
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28(a)	5,000	5,703,380
Union Electric Co.,
First Mortgage
2.950%	03/15/30(a)	6,500	6,977,491

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	5	$5,038
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,304,640
5.625%	02/15/27	3,000	3,117,533

			107,278,101

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	4,020	4,058,196

Foods — 0.8%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,170	9,768,815
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,610,571
4.200%	04/01/59	1,190	1,490,425

			12,869,811

Healthcare-Services — 1.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	1,081,850
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	4,600	5,200,969
5.125%	06/15/39	3,800	4,744,939
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	4	4,827
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	157,942
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	286,129
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30(a)	8,980	9,938,153

			21,414,809

Home Furnishings — 0.1%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	1,051,240

Housewares — 0.9%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23	13,855	14,558,586

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26(a)	2,655	$2,963,815
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,444,138
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	2,995,806
4.569%	02/01/29	2	2,338
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	549,627
3.625%	03/30/23	355	372,522
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	1,221,469

			11,549,715

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,320	1,348,939
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	400	424,759

			1,773,698

Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	3,200	3,496,785
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	5,822	7,802,047
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,707,207
4.200%	08/15/34	1,575	1,861,652
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	8,155,904
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24(a)	500	536,078

			23,559,673

Mining — 0.4%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	5,905,453

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	445	458,975

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National (cont’d.)
3.250%	02/11/22(a)	4,290	$4,359,687

			4,818,662

Oil & Gas — 2.6%
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	2,216
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	895	913,446
4.250%	04/15/27(a)	4,950	5,535,026
4.400%	04/15/29	3,000	3,398,384
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	2,305	2,589,040
4.300%	08/15/28	5,262	6,103,662
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,930	2,148,311
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	2,252,401
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.600%	01/03/31	177	198,187
6.900%	03/19/49	1,030	1,231,320
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	9,490,798
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	7,335	8,357,669

			42,220,460

Packaging & Containers — 0.9%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26(a)	12,590	14,440,433

Pharmaceuticals — 4.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29(a)	13,790	14,966,960
3.850%	06/15/24	575	623,452
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.200%	07/15/22(a)	400	404,193
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	530	571,225
4.375%	10/15/28	13,900	16,178,702
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	12,737	14,632,311
4.780%	03/25/38	1,775	2,183,314
5.000%	12/01/24	700	787,034

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	$5,860,920
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	10,000	12,044,475
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26(a)	565	622,436

			68,875,022

Pipelines — 4.5%
Energy Transfer LP,
Sr. Unsec’d. Notes
4.000%	10/01/27	1,510	1,664,528
4.950%	06/15/28	7,825	9,074,074
5.500%	06/01/27(a)	5,000	5,873,790
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)	7,750	8,361,870
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	9,454,631
4.125%	03/01/27	2,980	3,327,350
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	2,525	2,728,267
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,696,272
4.500%	03/15/50	3,135	3,499,201
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	10,000	10,546,753
4.650%	10/15/25(a)	2,185	2,444,855
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24(a)	4,340	4,765,016
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	4,088,037
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	4,847,958
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	1,000	1,087,088

			73,459,690

Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	4,041,157
3.850%	02/01/25	5,575	6,056,537

			10,097,694

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.6%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30(a)	8,665	$9,998,088

Semiconductors — 1.4%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	15,000	16,325,618
4.110%	09/15/28	5,128	5,765,070

			22,090,688

Software — 0.9%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	12,730	14,643,203
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	140,522
2.675%	06/01/60	167	166,272

			14,949,997

Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	4,246	4,258,415
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	2,745	2,804,125
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	2,630	2,690,873
4.016%	12/03/29	8,188	9,392,453

			19,145,866

Water — 0.9%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	14,215,710

TOTAL CORPORATE BONDS (cost $733,442,873)			829,052,904

MUNICIPAL BONDS — 3.9%
Arizona — 1.7%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	27,617,199

Colorado — 0.3%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	4,588,604

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement,
Revenue Bonds, BABs
5.192%	08/01/40	1,400	1,621,648

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.8%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	2,000	$2,551,500
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	10,330,460

			12,881,960

Ohio — 0.3%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,758,315
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	2,369,920

			4,128,235

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	699,760

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	5,713,120

Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	2,190,685

Washington — 0.2%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	3,258,855

TOTAL MUNICIPAL BONDS (cost $53,712,531)			62,700,066

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.0%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.792%(c)	09/25/35	1,885	1,784,186
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.692%(c)	04/25/28	1,172	1,173,118
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.942%(c)	10/25/28	1,457	1,460,927
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	10/25/29	868	867,904
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.092%(c)	10/25/29	3,100	3,101,934

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,908	$1,993,234
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.792%(c)	11/25/28	1,721	1,721,800
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.442%(c)	03/25/29	95	95,466
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	09/25/48	8	8,007
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.742%(c)	01/25/49	993	1,007,477
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.692%(c)	10/25/28	524	523,985
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.742%(c)	05/25/29	455	455,503
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	15,229	15,273,737
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	01/25/48	360	361,079
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.642%(c)	07/25/28	376	376,015
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.742%(c)	06/25/57	1,098	1,098,804
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.492%(c)	03/25/28	40	40,046
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.029%(cc)	09/25/36	1,148	1,133,340

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $30,072,569)			32,476,562

SOVEREIGN BONDS — 3.6%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,000	1,239,943
5.875%	01/15/24	5,000	5,641,542

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	$2,820,012
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	2,000	2,877,334
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48	1,245	1,653,277
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	27,431,095
2.875%	10/17/29	15,600	16,241,024

TOTAL SOVEREIGN BONDS (cost $55,059,966)			57,904,227

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	945	1,388,720
Federal National Mortgage Assoc.
6.625%	11/15/30(k)	45,900	66,406,942

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $67,760,226)			67,795,662

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds
1.375%	08/15/50	415	349,767
1.875%	02/15/51(a)	12,500	11,927,734
2.250%	05/15/41	6,620	6,888,938
2.500%	02/15/46	185	200,349
3.000%	11/15/44	27,480	32,336,231
U.S. Treasury Notes
0.375%	09/30/27	500	477,773
0.500%	10/31/27	500	480,781
0.625%	08/15/30	495	461,278
1.625%	05/15/31(a)	24,185	24,562,891
3.125%	11/15/28	9,000	10,181,250
U.S. Treasury Strips Coupon
2.364%(s)	05/15/45	4,640	2,744,850
2.377%(s)	08/15/45	1,705	1,002,953
2.387%(s)	05/15/43	5,565	3,442,040
2.420%(s)	05/15/44	10,500	6,350,859
2.472%(s)	08/15/44	15,965	9,585,236
2.526%(s)	02/15/46(h)	18,580	10,804,706
2.544%(s)	11/15/45	12,385	7,243,774
3.176%(s)	08/15/40(h)(k)	7,180	4,783,114

TOTAL U.S. TREASURY OBLIGATIONS (cost $128,504,076)			133,824,524

TOTAL LONG-TERM INVESTMENTS (cost $1,464,314,196)			1,600,044,485

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wd)	18,198,075	$18,198,075
PGIM Institutional Money Market Fund (cost $70,946,390; includes $70,942,939 of cash collateral for securities on loan)(b)(wd)	71,084,550	71,041,900

TOTAL SHORT-TERM INVESTMENTS (cost $89,144,465)		89,239,975

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.3% (cost $1,553,458,661)		1,689,284,460

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $1,150,000)		(725,413)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.2% (cost $1,552,308,661)		1,688,559,047
Liabilities in excess of other assets(z) — (4.2)%		(68,476,328)

NET ASSETS — 100.0%		$1,620,082,719

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,668,084; cash collateral of $70,942,939 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$99.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	50,000	$(9,984)
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	10/20/21	$101.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	250,000	(715,429)

Total Options Written (premiums received $1,150,000)								$(725,413)

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
530	5 Year U.S. Treasury Notes	Sep. 2021	$65,417,736	$(183,693)
3,436	10 Year U.S. Treasury Notes	Sep. 2021	455,270,000	2,580,923
1,473	10 Year U.S. Ultra Treasury Notes	Sep. 2021	216,830,210	3,349,775

				5,747,005

Short Positions:
406	2 Year U.S.Treasury Notes	Sep. 2021	89,450,047	102,804
758	20 Year U.S. Treasury Bonds	Sep. 2021	121,848,500	(3,365,669)
715	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	137,771,562	(6,207,654)

				(9,470,519)

				$(3,723,514)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	9,900	0.456%	$28,870	$25,373	$3,497	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	130,000	$(2,732,179)	$(3,348,638)	$(616,459)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
5,175	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(180,454)	$(180,454)
10,350	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(390,109)	(390,109)
26,400	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(67,066)	(788,928)	(721,862)
15,505	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(387,299)	(387,299)

				$(67,066)	$(1,746,790)	$(1,679,724)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$25,373	$—	$3,497	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$8,314,556

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$155,599,077	$—
Consumer Loans	—	2,564,759	—
Credit Cards	—	3,161,967	—
Home Equity Loans	—	2,096,395	—
Manufactured Housing	—	2,352,134	—
Other	—	9,133,269	—
Residential Mortgage-Backed Securities	—	21,082,427	—
Commercial Mortgage-Backed Securities	—	220,300,512	—
Corporate Bonds	—	829,052,904	—
Municipal Bonds	—	62,700,066	—
Residential Mortgage-Backed Securities	—	32,476,562	—
Sovereign Bonds	—	57,904,227	—
U.S. Government Agency Obligations	—	67,795,662	—
U.S. Treasury Obligations	—	133,824,524	—

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$89,239,975	$—	$—

Total	$89,239,975	$1,600,044,485	$—

Liabilities
Options Written	$—	$(725,413)	$—

Other Financial Instruments*
Assets
Futures Contracts	$6,033,502	$—	$—
OTC Credit Default Swap Agreement	—	28,870	—

Total	$6,033,502	$28,870	$—

Liabilities
Futures Contracts	$(9,757,016)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(616,459)	—
Centrally Cleared Inflation Swap Agreements	—	(1,679,724)	—

Total	$(9,757,016)	$(2,296,183)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Commercial Mortgage-Backed Securities	13.6%
Banks	12.4
Collateralized Loan Obligations	9.6
U.S. Treasury Obligations	8.2
Electric	6.6
Affiliated Mutual Funds (4.4% represents investments purchased with collateral from securities on loan)	5.5
Pipelines	4.5
Pharmaceuticals	4.3
U.S. Government Agency Obligations	4.2
Municipal Bonds	3.9
Sovereign Bonds	3.6
Residential Mortgage-Backed Securities	3.3
Oil & Gas	2.6
Chemicals	1.7
Auto Manufacturers	1.5
Media	1.5
Semiconductors	1.4
Healthcare-Services	1.3
Commercial Services	1.3
Telecommunications	1.2
Agriculture	1.0
Software	0.9
Housewares	0.9
Packaging & Containers	0.9
Water	0.9

Foods	0.8%
Insurance	0.7
Airlines	0.7
Real Estate Investment Trusts (REITs)	0.6
Retail	0.6
Diversified Financial Services	0.6
Aerospace & Defense	0.6
Other	0.6
Beverages	0.5
Mining	0.4
Multi-National	0.3
Engineering & Construction	0.2
Credit Cards	0.2
Consumer Loans	0.2
Manufactured Housing	0.1
Home Equity Loans	0.1
Lodging	0.1
Building Materials	0.1
Home Furnishings	0.1

104.3
Options Written	(0.1)
Liabilities in excess of other assets	(4.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$616,459	*
Credit contracts	Premiums paid for OTC swap agreements	25,373		—	—
Credit contracts	—	—		Options written outstanding, at value	725,413
Credit contracts	Unrealized appreciation on OTC swap agreements	3,497		—	—
Interest rate contracts	Due from/to broker-variation margin futures	6,033,502	*	Due from/to broker-variation margin futures	9,757,016	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	1,679,724	*

		$6,062,372			$12,778,612

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps

Credit contracts	$—	$497,500	$—	$(4,679,892)
Interest rate contracts	521,739	(223,232)	(11,560,151)	1,842,965

Total	$521,739	$274,268	$(11,560,151)	$(2,836,927)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps

Credit contracts	$424,587	$—	$3,748,645
Interest rate contracts	—	(6,473,925)	(2,027,220)

Total	$424,587	$(6,473,925)	$1,721,425

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$66,482	$116,737,667	$854,249,436	$342,089,933

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)

$22,010,000	$196,664,389

Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)

$15,385,632	$38,286,667

(1)	Cost.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$69,668,084	$(69,668,084)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$28,870	$—	$28,870	$(28,870)	$—
BNP Paribas S.A.	—	(9,984)	(9,984)	9,984	—
Citibank, N.A.	—	(715,429)	(715,429)	715,429	—

	$28,870	$(725,413)	$(696,543)	$696,543	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)

as of June 30, 2021	Six Months Ended June 30, 2021

ASSETS
Investments at value, including securities on loan of $69,668,084:
Unaffiliated investments (cost $1,464,314,196)	$1,600,044,485
Affiliated investments (cost $89,144,465)	89,239,975
Dividends and interest receivable	11,038,392
Due from broker-variation margin futures	237,181
Premiums paid for OTC swap agreements	25,373
Unrealized appreciation on OTC swap agreements	3,497
Prepaid expenses and other assets	139,866

Total Assets	1,700,728,769

LIABILITIES
Payable to broker for collateral for securities on loan	70,942,939
Payable for Portfolio shares purchased	4,797,413
Payable for investments purchased	3,500,000
Options written outstanding, at value (premiums received $1,150,000)	725,413
Management fee payable.	277,294
Accrued expenses and other liabilities	264,182
Due to broker-variation margin swaps	76,225
Distribution fee payable	59,606
Trustees’ fees payable	2,545
Affiliated transfer agent fee payable	433

Total Liabilities	80,646,050

NET ASSETS	$1,620,082,719

Net assets were comprised of:
Partners’ Equity	$1,620,082,719

Net asset value and redemption price per share, $1,620,082,719 / 169,380,995 outstanding shares of beneficial interest	$9.56

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$31,683,991
Affiliated dividend income	702,894
Income from securities lending, net (including affiliated income of $35,275)	43,031

Total income	32,429,916

EXPENSES
Management fee	4,429,263
Distribution fee	2,323,890
Custodian and accounting fees	83,435
Audit fee	26,506
Trustees’ fees	18,054
Legal fees and expenses	12,813
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,587
Shareholders’ reports	3,144
Miscellaneous	399,088

Total expenses	7,299,780
Less: Fee waiver and/or expense reimbursement	(144,203)
Distribution fee waiver	(280,083)

Net expenses	6,875,494

NET INVESTMENT INCOME (LOSS)	25,554,422

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,842,485)	69,526,813
Futures transactions	(11,560,151)
Options written transactions	274,268
Swap agreements transactions	(2,836,927)

55,404,003

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,499,144))	(102,799,216)
Futures	(6,473,925)
Options written	424,587
Swap agreements	1,721,425

(107,127,129)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(51,723,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,168,704)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$25,554,422	$155,981,301
Net realized gain (loss) on investment and foreign currency transactions	55,404,003	1,909,401,895
Net change in unrealized appreciation (depreciation) on investments	(107,127,129)	128,279,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,168,704)	2,193,662,776

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [52,613,948 and 5,608,804,648 shares, respectively]	496,986,000	47,814,253,882
Portfolio shares purchased [100,640,314 and 5,718,690,235 shares, respectively]	(957,296,298)	(50,625,126,545)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(460,310,298)	(2,810,872,663)

TOTAL INCREASE (DECREASE)	(486,479,002)	(617,209,887)
NET ASSETS:
Beginning of period	2,106,561,721	2,723,771,608

End of period	$1,620,082,719	$2,106,561,721

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.3%
ASSET-BACKED SECURITIES — 0.5%
Collateralized Loan Obligations
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.934%(c)	04/15/29	20,000	$19,989,938
Octagon Investment Partners 44 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.488%(c)	07/20/32	40,000	40,004,880
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.468%(c)	07/20/29	29,517	29,522,039

TOTAL ASSET-BACKED SECURITIES (cost $89,363,069)			89,516,857

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	14,803,827
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	14,816,367
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	28,177,060
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,012	3,155,838
Series 2014-GC23, Class A3
3.356%	07/10/47	11,177	11,783,769
Series 2015-GC29, Class A3
2.935%	04/10/48	14,927	15,696,534
Series 2015-GC31, Class A3
3.497%	06/10/48	14,781	16,035,640
Series 2015-GC33, Class A3
3.515%	09/10/58	19,631	21,089,689
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	21,113,878
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	18,256,205
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	36,669,045
Series 2016-P06, Class A4
3.458%	12/10/49	5,500	6,020,557
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	21,887,318
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	18,622,393
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	8,000	8,018,362
Series 2014-CR18, Class A4
3.550%	07/15/47	8,492	8,948,269
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	10,531,317
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,000	2,140,709

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	$15,953,842
Series 2015-CR26, Class A3
3.359%	10/10/48	16,946	18,134,011
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	10,479,885
Series 2015-LC21, Class A3
3.445%	07/10/48	16,839	17,912,845
Series 2015-PC01, Class A4
3.620%	07/10/50	10,393	10,673,544
Series 2016-COR01, Class A3
2.826%	10/10/49	25,000	26,326,427
Series 2016-DC02, Class A4
3.497%	02/10/49	12,667	13,721,631
Series 2017-COR02, Class A2
3.239%	09/10/50	45,000	48,173,305
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	17,895	18,966,808
Series 2015-C04, Class A3
3.544%	11/15/48	29,293	31,573,178
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	16,623,913
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,912	9,326,515
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	15,779,780
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	47,953,159
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	3,151,577
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	20,960,882
Series 2016-GS03, Class A3
2.592%	10/10/49	24,913	26,016,705
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,435	3,562,351
Series 2014-C22, Class A3A1
3.538%	09/15/47	13,277	14,051,242
Series 2015-C30, Class A4
3.551%	07/15/48	18,000	19,387,089
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	56,622,557
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	906	929,581
Series 2016-JP02, Class A3
2.559%	08/15/49	16,885	17,547,850
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	21,254	22,569,442

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,000	$10,520,060
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	10,719,252
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	28,198,412
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	14,409	14,984,943
Series 2015-C29, Class A3
3.368%	06/15/48	12,515	13,513,267
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,764,786
Series 2016-C35, Class A3
2.674%	07/15/48	25,000	25,999,480
Series 2016-LC24, Class A3
2.684%	10/15/49	35,000	36,791,321
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	21,104,988
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	16,304,919
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	31,978,570
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	37,418,202

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $967,324,115)			1,027,463,096

CORPORATE BONDS — 90.0%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	16,807,548
3.750%	02/01/50	925	954,186
3.900%	05/01/49	17,990	18,907,218
3.950%	08/01/59(a)	8,125	8,489,985
4.508%	05/01/23	12,677	13,511,804
5.805%	05/01/50	45,415	61,277,836
5.930%	05/01/60	66,570	91,822,585
7.875%	04/15/43	13,929	21,585,007
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23	5,675	6,034,192
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	3,752,439
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	643,845
5.250%	05/01/50	12,500	17,577,196
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,566,621

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	$3,439,630
4.150%	05/15/45(a)	1,150	1,363,811
4.450%	11/16/38	1,400	1,694,448
4.500%	06/01/42	1,246	1,550,881
6.050%	06/01/36	5,000	6,989,820
6.125%	07/15/38	5,804	8,283,827

			287,252,879

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,220	4,018,332
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	27,406	29,112,411
3.557%	08/15/27	1,473	1,576,194
4.390%	08/15/37	39,700	42,832,609
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23	15,483	16,015,783
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	7,837	8,688,609
5.700%	08/15/35	2,240	2,704,512
5.850%	08/15/45	6,490	7,958,246
7.000%	08/04/41	3,275	4,376,038
8.125%	05/01/40	650	947,411

			118,230,145

Airlines — 1.0%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	3,106	3,020,596
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28(a)	8,535	8,476,267
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29(a)	3,228	3,339,241
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29(a)	4,234	4,312,165
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	162	165,145
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22(a)	68,197	69,144,940
3.750%	10/28/29(a)	16,034	16,020,592
7.375%	01/15/26(a)	9,485	11,132,200
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	2,070	2,228,518

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	$8,855,302
5.250%	05/04/25(a)	24,390	27,860,604
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	1,151	1,213,385
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	3,797	4,013,358
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	18,745	19,132,791
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	4,175	4,324,445
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	164	164,773

			183,404,322

Auto Manufacturers — 2.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	1,300	1,316,723
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,315,363
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	6,670	7,103,550
6.375%	02/01/29	2,870	3,339,668
7.450%	07/16/31(a)	9,116	12,005,233
7.750%	06/15/43	1,510	1,907,251
8.900%	01/15/32	891	1,212,794
9.980%	02/15/47	5,300	8,172,613
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	7,350	7,425,180
3.339%	03/28/22	20,000	20,285,555
3.350%	11/01/22(a)	35,700	36,572,387
3.813%	10/12/21	1,835	1,848,763
4.271%	01/09/27(a)	1,775	1,901,215
4.687%	06/09/25(a)	34,740	37,592,681
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	3,785	4,570,066
5.200%	04/01/45	8,978	11,117,419
5.400%	04/01/48(a)	4,065	5,175,814
5.950%	04/01/49(a)	11,403	15,524,914
6.250%	10/02/43	45,675	63,045,173
6.600%	04/01/36	13,335	18,243,751
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	11,580	11,739,474
3.950%	04/13/24	3,525	3,797,826
4.000%	01/15/25	372	405,301

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
4.000%	10/06/26		6,525	$7,207,626
4.300%	07/13/25		440	486,423
4.350%	01/17/27(a)		4,835	5,437,568
5.250%	03/01/26(a)		11,130	12,858,437
Sr. Unsec’d. Notes
3.550%	07/08/22		23,300	24,039,059
4.200%	11/06/21		20,500	20,771,956
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21		3,860	3,910,715
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	19,330,082

				369,660,580

Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22(a)		7,747	7,960,655

Banks — 10.6%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		6,600	6,871,484
3.500%	04/11/22		5,000	5,122,358
3.800%	02/23/28		4,400	4,862,963
4.379%	04/12/28(a)		8,200	9,367,417
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		6,300	7,070,510
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(a)(oo)		3,315	3,785,245
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		22,000	23,463,009
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)		35,795	36,978,719
Sr. Unsec’d. Notes
3.311%(ff)	04/22/42		12,500	13,220,476
3.419%(ff)	12/20/28		22,418	24,443,001
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		54,760	53,281,709
2.884%(ff)	10/22/30(a)		11,865	12,490,429
3.194%(ff)	07/23/30		5,180	5,576,624
3.824%(ff)	01/20/28		67,232	74,669,498
4.083%(ff)	03/20/51(a)		38,060	45,425,123
4.271%(ff)	07/23/29		3,600	4,137,263
4.330%(ff)	03/15/50		10,295	12,692,337
5.000%	01/21/44		16,835	22,420,829
Sub. Notes
6.110%	01/29/37		1,000	1,372,354
Sub. Notes, MTN
4.000%	01/22/25		12,425	13,628,947
4.450%	03/03/26		33,340	37,817,997
Sub. Notes, Series L, MTN
3.950%	04/21/25		10,185	11,183,865
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)		11,245	12,402,910

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	775	$840,431
3.932%(ff)	05/07/25	22,715	24,508,475
4.375%	01/12/26	16,550	18,543,044
4.610%(ff)	02/15/23(a)	30,520	31,293,624
4.950%	01/10/47(a)	9,452	12,201,736
Sub. Notes
4.836%	05/09/28	1,300	1,458,990
5.088%(ff)	06/20/30(a)	12,000	13,947,798
5.200%	05/12/26	3,800	4,349,688
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27	10,595	10,602,532
4.400%	08/14/28	21,190	24,425,810
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	12,605	13,279,795
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	4,000	4,358,863
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(a)(oo)	3,750	3,853,841
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(a)(oo)	35,500	37,209,129
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	19,970	20,589,833
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	25,199,003
3.668%(ff)	07/24/28(a)	34,800	38,435,505
3.700%	01/12/26	1,800	1,989,314
3.887%(ff)	01/10/28	385	428,398
5.875%	01/30/42	8,365	12,043,508
6.875%	02/15/98	2,825	4,797,429
8.125%	07/15/39	2,000	3,454,337
Sub. Notes
4.400%	06/10/25	5,400	6,032,517
4.450%	09/29/27	6,760	7,720,580
4.600%	03/09/26	425	484,107
4.750%	05/18/46	1,045	1,329,340
5.500%	09/13/25(a)	6,146	7,161,835
6.000%	10/31/33	2,155	2,862,713
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24(a)	1,000	1,085,988
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25(a)	1,665	1,805,872
3.800%	06/09/23	16,907	17,905,149
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29(a)	12,455	13,706,487
4.207%(ff)	06/12/24	4,560	4,855,929
4.282%	01/09/28	7,135	7,939,416
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	4,815	5,124,774
5.000%(ff)	01/12/23	6,353	6,498,818

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.375%	01/12/24	14,400	$15,972,665
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.950%	02/27/23(a)	1,500	1,574,611
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	40,200	41,274,341
Sub. Notes
3.729%(ff)	01/14/32	11,800	12,017,254
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,406,066
4.200%	08/08/23	725	780,800
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)	2,250	2,492,951
Sr. Unsec’d. Notes
3.500%	01/23/25	10,540	11,394,467
3.500%	11/16/26	9,640	10,480,914
3.750%	05/22/25	2,700	2,954,312
3.750%	02/25/26(a)	1,500	1,659,433
3.850%	01/26/27	42,400	46,760,350
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44(a)	2,375	3,099,978
Sub. Notes
5.150%	05/22/45	8,275	11,035,884
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	5,330,320
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	6,800	7,635,425
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29(a)	15,500	17,019,893
Sub. Notes, 144A
4.950%	06/01/42	8,505	8,813,731
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	11/01/22(a)(oo)	4,400	4,453,706
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(a)(oo)	32,730	34,573,894
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	15,730	16,286,692
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.656%(c)	07/30/21(oo)	2,151	2,155,643
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	27,064,013
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.522%(c)	10/01/21(a)(oo)	26,100	26,109,811
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.976%(c)	08/01/21(a)(oo)	6,990	7,009,125
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41(a)	34,035	32,424,741
2.739%(ff)	10/15/30	1,630	1,709,091
3.328%(ff)	04/22/52	25,890	27,630,466
3.782%(ff)	02/01/28	5,000	5,548,838
3.882%(ff)	07/24/38(a)	42,267	48,672,265

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.897%(ff)	01/23/49	3,000	$3,486,097
3.964%(ff)	11/15/48	57,900	67,842,445
4.005%(ff)	04/23/29	11,035	12,499,011
4.032%(ff)	07/24/48	3,525	4,152,064
4.260%(ff)	02/22/48	31,042	37,754,668
4.452%(ff)	12/05/29	1,500	1,753,306
5.600%	07/15/41	1,100	1,541,211
Sub. Notes
4.125%	12/15/26	9,450	10,694,685
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	11,036,050
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.794%(c)	10/15/21(a)(oo)	3,675	3,689,982
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	4,814,475
3.625%	01/20/27	2,600	2,885,512
4.375%	01/22/47(a)	3,800	4,762,896
4.457%(ff)	04/22/39	8,035	9,913,324
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	658,352
4.000%	07/23/25(a)	12,793	14,244,175
4.431%(ff)	01/23/30	27,100	31,779,334
5.597%(ff)	03/24/51	33,500	49,893,409
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	12,249,569
2.720%(ff)	07/22/25	11,680	12,296,613
3.971%(ff)	07/22/38	17,130	20,097,695
6.375%	07/24/42	5,875	9,006,365
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24(a)	1,190	1,293,740
Sub. Notes, MTN
4.100%	05/22/23	60	63,848
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	5,900	6,302,662
4.269%(ff)	03/22/25	22,710	24,642,546
4.445%(ff)	05/08/30(a)	32,500	37,247,516
5.076%(ff)	01/27/30	5,000	5,928,345
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22	13,300	13,831,842
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.250%	09/21/22	2,000	2,089,022
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	510	545,726
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	492,118
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	17,350	17,473,772
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	20,000	20,901,015

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.716%(c)	09/15/21(a)(oo)	1,668	$1,672,750
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(a)(oo)	18,520	19,656,874
Jr. Sub. Notes, Series P
4.950%(ff)	09/01/25(oo)	3,000	3,292,846
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	15,000	15,387,565
3.126%(ff)	08/13/30	15,000	16,075,364
4.125%	09/24/25	3,999	4,458,678
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	14,525	14,970,988
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51(a)	15,200	20,822,803
Sub. Notes, GMTN
4.900%	11/17/45(a)	8,905	11,398,347
Sub. Notes, MTN
4.650%	11/04/44(a)	3,135	3,863,084
4.750%	12/07/46(a)	13,680	17,289,963

			1,857,704,007

Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31,770	38,965,057
4.900%	02/01/46	91,673	115,958,160
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	13,125	14,717,621
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42(a)	5,770	6,285,946
4.000%	04/13/28	8,950	10,190,098
4.375%	04/15/38(a)	32,950	39,267,769
4.439%	10/06/48	15,865	18,969,686
4.600%	04/15/48	5,245	6,412,424
5.450%	01/23/39	6,345	8,370,569
5.550%	01/23/49	63,944	87,920,416
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	24,256,006
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43(a)	2,400	3,224,053
Constellation Brands, Inc.,
Gtd. Notes
4.100%	02/15/48	4,600	5,283,914
5.250%	11/15/48	23,729	31,664,866
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45	17,400	21,226,135

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	6,706	$8,584,786

			441,297,506

Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26(a)	800	849,300
2.770%	09/01/53	5,170	4,913,795
3.375%	02/21/50(a)	3,472	3,658,764
3.625%	05/22/24	4,830	5,200,379
4.400%	05/01/45(a)	18,243	22,122,460
4.663%	06/15/51(a)	21,773	28,119,463
5.150%	11/15/41	6,183	8,122,053
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,275,353
3.650%	03/01/26(a)	12,295	13,560,388
4.500%	02/01/45	9,770	11,931,076
4.750%	03/01/46(a)	6,095	7,728,486
4.800%	04/01/44	10,125	12,819,412

			120,300,929

Building Materials — 1.0%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	7,549,461
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	6,465,859
4.950%	07/02/64(a)	8,582	11,593,488
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,877,523
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,227,761
4.250%	12/15/47	3,150	3,680,120
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47	2,200	2,669,422
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29(a)	2,700	3,051,700
4.200%	12/01/24	4,868	5,328,144
4.300%	07/15/47	36,900	42,907,807
4.400%	01/30/48	12,540	14,800,271
7.000%	12/01/36	11,650	16,636,479
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	5,000	5,511,024
4.500%	06/15/47	35,588	43,158,769
4.700%	03/01/48	2,117	2,666,389

			169,124,217

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 3.0%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24(a)	16,129	$17,661,982
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	676	698,470
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	16,313	17,193,175
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	12,248	14,451,177
5.150%	03/15/34(a)	9,996	12,157,043
5.375%	03/15/44	19,650	24,317,500
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	21,044	24,179,897
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	4,047	4,362,917
4.250%	10/01/34(a)	19,790	22,889,146
4.375%	11/15/42(a)	28,230	33,646,400
5.250%	11/15/41	3,231	4,209,391
5.550%	11/30/48	31,138	43,711,177
7.375%	11/01/29	17,388	24,134,075
9.400%	05/15/39	800	1,408,696
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	1,168	1,543,690
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	6,847	7,479,871
4.650%	10/15/44	2,030	2,466,366
4.800%	09/01/42	4,057	4,979,521
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	333	464,182
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	9,775	9,942,423
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,447	3,049,014
5.250%	07/15/43(a)	21,058	27,221,336
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	12,275	12,262,977
3.375%	10/01/40(a)	17,500	18,139,447
3.625%	04/01/51(a)	28,030	29,679,512
3.800%	10/01/60	6,150	6,493,577
4.200%	10/15/49	1,523	1,744,687
4.200%	05/01/50	20,000	22,940,422
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24(a)	7,500	8,401,060
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43(a)	10,056	13,164,904

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22(a)	6,430	$6,601,283
3.625%	03/15/24(a)	6,045	6,454,912
4.125%	03/15/35	7,241	8,278,678
4.200%	04/01/29(a)	735	845,025
4.900%	06/01/43(a)	1,200	1,516,560
5.000%	04/01/49(a)	4,998	6,588,720
5.250%	01/15/45(a)	5,070	6,748,983
5.625%	12/01/40	9,867	13,458,374
7.125%	05/23/36	19,134	28,138,465
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	2,869,783
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,761	5,911,524
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.800%	08/15/49	2,345	2,693,458
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	828,553
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	22,898,267

			528,826,620

Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	3,656,989
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114(a)	2,875	4,051,223
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	13,000	13,462,167
3.300%	12/01/26(a)	4,800	5,229,715
4.200%	11/01/46	32,800	38,949,567
4.500%	02/15/45	8,460	10,323,236
5.625%	03/15/42	1,000	1,363,947
6.700%	06/01/34	1,000	1,405,580
7.000%	10/15/37	3,623	5,409,835
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30	4,050	4,194,413
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	4,477,685
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25(a)	1,050	1,106,071
3.750%	06/01/23	3,425	3,604,510
4.000%	06/01/23	6,920	7,354,285

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	$14,657,172
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	453,564
4.678%	07/01/2114	12,715	18,594,981
5.600%	07/01/2111	160	272,420
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	3,710,636
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	20,946,859
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	2,737,398
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	9,200	9,934,643
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	588,987
Unsec’d. Notes
5.625%	10/01/38	17,500	24,963,403
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	3,180,944
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	5,337,476
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	4,365,484
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	9,649,882
United Rentals North America, Inc.,
Gtd. Notes
5.875%	09/15/26	4,000	4,150,526
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48(a)	6,475	7,576,505
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55(a)	3,500	4,397,464

			240,107,567

Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	11,410	11,100,482
3.250%	02/23/26	16,175	17,762,028
3.750%	09/12/47	6,110	7,170,054
3.750%	11/13/47	6,170	7,229,075
3.850%	08/04/46(a)	10,700	12,709,238
4.650%	02/23/46	28,906	38,354,918

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	$2,129,119

			96,454,914

Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24(a)	10,000	10,955,926
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	75,796	91,036,136
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	4,720,705

			106,712,767

Electric — 12.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22	5,600	5,727,029
3.800%	10/01/47	5,450	5,953,408
3.950%	06/01/28(a)	6,240	7,032,412
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,832,224
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	4,047,152
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,259,806
3.750%	12/01/47(a)	10,015	11,463,582
3.800%	06/15/49	10,675	12,356,678
4.000%	12/01/46(a)	5,000	5,896,530
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	5,434,210
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	13,955,418
4.500%	03/15/49	8,795	11,307,082
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	9,432,652
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	7,919,729
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	11,802,020
3.800%	06/01/29	9,750	11,011,068
Avista Corp.,
First Mortgage
4.350%	06/01/48	14,005	17,562,874
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50(a)	2,290	2,287,956
3.750%	08/15/47	20,800	24,000,220
4.250%	09/15/48	14,575	17,912,616

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.450%	01/15/49	19,025	$23,785,964
4.500%	02/01/45	4,465	5,469,120
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	13,271,470
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	14,295	15,350,724
4.250%	11/01/28	3,645	4,175,679
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	10,345,427
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	11,178,592
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,915,911
4.875%	03/01/44	4,495	5,744,530
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50(a)	15,879	16,333,978
3.650%	06/15/46	18,950	21,475,791
3.700%	03/01/45	6,751	7,712,930
3.800%	10/01/42	1,465	1,686,390
4.000%	03/01/48(a)	7,045	8,444,787
4.000%	03/01/49	4,240	5,081,424
4.350%	11/15/45	4,655	5,781,801
4.600%	08/15/43	2,000	2,528,991
4.700%	01/15/44	925	1,184,771
First Mortgage, Series 123
3.750%	08/15/47(a)	7,610	8,804,831
First Mortgage, Series 127
3.200%	11/15/49	4,455	4,712,477
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	693,474
3.950%	03/01/43	4,905	5,512,948
5.700%	06/15/40	2,120	2,870,665
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	3,283,986
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	18,200	19,272,181
3.250%	08/15/46	5,075	5,470,714
3.500%	08/01/51	17,100	19,394,077
3.750%	02/15/50	3,500	4,115,434
4.350%	08/31/64	6,840	8,613,020
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41(a)	3,000	4,111,306
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28(a)	6,160	7,078,931
4.700%	12/01/44	1,625	2,028,236

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49(a)	3,800	$4,778,251
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	8,810	11,149,728
DTE Electric Co.,
First Mortgage
2.950%	03/01/50(a)	2,700	2,769,459
General Ref. Mortgage
3.700%	03/15/45	17,700	20,222,369
3.700%	06/01/46	1,305	1,492,652
3.750%	08/15/47	7,040	8,135,308
3.950%	06/15/42	5,800	6,627,595
4.300%	07/01/44	3,975	4,875,947
General Ref. Mortgage, Series A
4.000%	04/01/43	525	622,156
General Ref. Mortgage, Series B
3.250%	04/01/51(a)	800	865,524
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24(a)	13,330	14,004,110
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23(a)	5,835	6,198,049
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23	5,000	5,349,501
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	30,700	32,267,220
3.450%	04/15/51(a)	10,000	11,089,950
3.700%	12/01/47	3,556	4,006,737
3.950%	03/15/48	7,724	9,064,598
4.250%	12/15/41	12,900	15,624,141
6.050%	04/15/38	2,505	3,559,622
First Ref. Mortgage
2.950%	12/01/26	14,955	16,189,779
3.750%	06/01/45	20,530	23,258,266
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	8,204,350
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	8,985,316
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	510,676
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,596,472
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	22,992,098
4.100%	03/15/43	1,200	1,428,299
4.150%	12/01/44	4,802	5,799,207
5.700%	04/01/35	500	643,381
6.125%	09/15/33	4,400	5,823,737
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	5,819,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44(a)	1,000	$1,259,929
4.950%	10/13/45(a)	10,850	13,930,692
6.000%	01/22/2114	1,300	1,846,669
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	20,050	23,930,928
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	26,297	28,831,424
3.625%	05/25/27(a)	9,825	10,802,719
4.250%	09/14/23	14,820	15,959,313
4.625%	09/14/25(a)	11,595	13,163,666
4.875%	06/14/29(a)	1,205	1,439,333
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,705,441
4.200%	09/01/48	66,658	81,338,593
4.200%	04/01/50	20,550	25,253,449
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	9,018	10,438,636
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	19,530,579
4.500%	03/30/39	15,760	18,634,780
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	12,685	13,375,786
3.450%	04/15/50	4,420	4,834,802
4.100%	04/01/43	3,000	3,542,101
4.125%	03/01/42	3,010	3,543,455
4.250%	12/01/45	4,365	5,278,852
4.625%	09/01/43	2,780	3,402,328
Evergy Kansas South, Inc.,
First Mortgage, 144A
4.300%	07/15/44	2,000	2,285,233
Evergy Metro, Inc.,
General Ref. Mortgage, Series 2019
4.125%	04/01/49	1,220	1,472,397
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	5,088,275
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46(a)	5,390	6,538,594
4.700%	04/15/50(a)	1,670	2,108,664
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	10,402	12,207,296
5.750%	10/01/41(a)	17,275	20,414,832
6.250%	10/01/39	10,000	12,318,854
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	13,880,088

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	3,870	$4,551,321
3.950%	03/01/48	13,570	16,489,973
3.990%	03/01/49	25,600	31,476,757
4.050%	10/01/44	4,104	4,995,241
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	5,093,124
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42(a)	16,803	19,905,139
5.400%	06/01/40	3,109	3,968,546
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	2,347,154
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	5,995	6,084,082
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29(a)	9,290	9,760,280
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48	6,300	7,662,713
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	9,046,509
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	16,420,241
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43(a)	675	827,831
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	4,814,221
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	11,147,718
5.300%	07/01/43	1,000	1,310,070
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	1,088,545
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	960	1,169,903
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	9,500	11,289,928
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	10,582,929
4.300%	01/15/29(a)	6,315	7,065,329
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	13,589,341
3.650%	08/01/48	22,370	25,534,149
4.250%	05/01/46	4,500	5,560,896
4.250%	07/15/49	10,200	12,813,070

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.400%	10/15/44	16,080	$19,922,268
4.800%	09/15/43	2,900	3,757,788
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,774,766
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	9,403,170
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	7,176,214
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	8,110	8,844,020
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.150%	04/01/24	8,075	8,589,559
3.625%	06/15/23	1,325	1,392,938
Northern States Power Co.,
First Mortgage
2.900%	03/01/50(a)	1,900	1,944,604
3.400%	08/15/42(a)	8,450	9,352,479
3.600%	05/15/46	17,056	19,411,531
3.600%	09/15/47(a)	11,350	12,924,866
4.000%	08/15/45	4,830	5,771,430
4.125%	05/15/44	8,520	10,343,793
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	2,000	2,070,440
7.250%	05/15/26	6,200	6,440,427
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	4,287,318
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	10,111,602
4.550%	03/15/44	1,325	1,607,351
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50	30,000	35,091,920
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	4,200	3,819,622
3.950%	12/01/47(a)	33,170	30,817,041
4.000%	12/01/46(a)	14,113	13,264,926
4.300%	03/15/45	10,000	9,626,049
4.500%	07/01/40	32,990	32,991,672
PacifiCorp,
First Mortgage
4.125%	01/15/49	11,020	13,218,649
4.150%	02/15/50(a)	26,800	32,541,580
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	6,051,377
3.000%	09/15/49	5,155	5,349,698
3.700%	09/15/47	3,840	4,415,021
3.900%	03/01/48	9,385	11,183,153

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
First Ref. Mortgage
4.800%	10/15/43	1,575	$2,016,103
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28(a)	17,260	18,012,205
3.600%	06/01/29	10,000	10,682,055
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	5,515	5,694,285
3.950%	06/01/47	4,460	5,295,079
4.125%	06/15/44	4,450	5,316,814
6.250%	05/15/39(a)	500	726,766
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	33,081,767
7.750%	03/01/31	8,824	12,584,828
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	10,771,594
3.700%	06/15/28(a)	2,000	2,259,372
4.100%	06/15/48	4,735	5,780,682
4.300%	03/15/44	165	201,438
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24	2,900	3,107,571
4.000%	06/01/44	2,000	2,333,670
First Ref. Mortgage, MTN
3.950%	05/01/42(a)	2,000	2,360,840
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	18,213,222
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49(a)	9,985	10,621,489
4.434%	11/15/41	1,787	2,150,182
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	6,375	6,891,579
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	38,213,249
5.350%	05/15/35(a)	6,997	9,025,889
5.350%	05/15/40	773	1,023,581
First Mortgage, Series TTT
4.100%	06/15/49	5,875	7,085,111
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	16,015,361
3.400%	02/01/28	21,790	23,942,694
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	16,130	16,171,034
First Ref. Mortgage
4.000%	04/01/47	28,115	29,605,180
4.050%	03/15/42(a)	7,200	7,756,008
4.650%	10/01/43(a)	1,950	2,242,370
5.500%	03/15/40(a)	11,962	14,979,113

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	$5,243,038
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	4,343,413
4.125%	03/01/48	15,150	16,205,403
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	19,777,175
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	5,035,469
4.500%	08/15/41(a)	550	678,333
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	8,835,474
4.450%	06/15/49	13,580	17,204,813
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,722,844
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	11,770	13,162,350
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	10,361,101
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	5,075	4,674,437
4.000%	01/15/43	1,399	1,633,174
4.450%	02/15/44	3,835	4,751,103
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	7,920	8,785,486
3.800%	04/01/28	1,530	1,730,020
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,840,442
3.700%	01/30/27(a)	24,065	25,709,710
4.300%	07/15/29	6,970	7,579,102
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	3,850	4,631,905
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	6,417,283
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,606,985

			2,198,119,826

Electronics — 0.1%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	13,160	15,702,784
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25(a)	2,500	2,784,360

			18,487,144

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26(a)	5,007	$5,429,169
5.500%	07/31/47	2,500	2,523,754

			7,952,923

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	8,753,212

Foods — 2.1%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	685,294
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48(a)	48,012	59,191,000
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
3.550%	03/15/50	3,665	3,952,539
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	3,320,545
4.375%	06/01/46(a)	8,181	9,271,659
4.625%	10/01/39(a)	3,500	4,080,091
5.000%	07/15/35(a)	4,418	5,407,827
5.200%	07/15/45	33,974	42,217,776
Gtd. Notes, 144A
7.125%	08/01/39	5,165	7,596,427
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	2,149,163
5.000%	04/15/42	1,150	1,452,427
5.150%	08/01/43	450	581,731
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	6,053,691
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	26,820,454
4.125%	04/01/54	11,735	14,561,403
4.200%	04/01/59	10,575	13,244,741
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	7,800	7,504,749
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38(a)	35,000	41,637,114
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25(a)	7,600	8,360,798
4.500%	04/01/46	4,255	5,039,884
4.850%	10/01/45	1,585	1,977,610
6.600%	04/01/50	5,646	8,774,070
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27(a)	12,390	13,710,430
4.000%	03/01/26	3,180	3,545,150
4.550%	06/02/47	4,660	5,694,914

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
5.100%	09/28/48(a)	55,697	$73,480,074
5.150%	08/15/44	1,075	1,390,843

			371,702,404

Forest Products & Paper — 0.3%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,908,731
International Paper Co.,
Sr. Unsec’d. Notes
5.150%	05/15/46	656	878,306
6.000%	11/15/41	20,242	28,864,297
7.300%	11/15/39	2,080	3,248,090
8.700%	06/15/38	7,104	11,871,151

			48,770,575

Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49(a)	15,400	16,574,230
4.125%	10/15/44	5,120	6,027,512
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47(a)	2,610	3,019,799
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47	15,000	17,942,750
4.800%	02/15/44	10,310	12,784,730
5.650%	02/01/45(a)	3,000	4,109,769
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	16,916,504
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	12,500	13,764,226
4.650%	08/01/43	5,960	7,284,617
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44	2,500	2,971,026
First Mortgage, Series VV
4.300%	01/15/49(a)	12,650	15,798,297
First Mortgage, Series WW
3.950%	02/15/50(a)	24,720	29,309,231
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48	9,445	11,344,627
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26	9,414	10,217,871
3.950%	10/01/46(a)	5,520	6,141,011
4.400%	06/01/43	750	894,315
4.400%	05/30/47	27,369	32,238,952
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/43	5,000	6,023,710

			213,363,177

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products — 1.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		1,055	$1,439,762
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26		9,780	10,857,995
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	44,100	53,237,568
1.800%	09/18/49	EUR	7,500	9,329,675
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		2,216	2,946,984
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	2,800	3,660,121
1.625%	10/15/50	EUR	29,715	36,262,873
2.250%	03/07/39	EUR	4,120	5,727,331
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	1,312
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/27		21,853	23,860,226
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	39,575,442
1.875%	10/01/49	EUR	45,875	57,915,473
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30(a)		11,485	12,576,303

				257,391,065

Healthcare-Services — 2.8%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	7,931,155
4.272%	08/15/48		8,950	11,285,072
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	2,137,057
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45		4,465	5,802,233
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50(a)		14,965	15,308,061
3.600%	03/15/51(a)		3,360	3,692,377
3.650%	12/01/27		6,550	7,328,195
3.700%	09/15/49		8,819	9,804,796
4.101%	03/01/28		4,075	4,663,171
4.625%	05/15/42(a)		2,600	3,235,500
4.650%	01/15/43(a)		1,000	1,248,108
4.850%	08/15/54		510	648,979
5.100%	01/15/44		720	947,944
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46(a)		6,434	7,851,165

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes
4.847%	11/15/53(a)	2,672	$3,753,579
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	17,663	21,278,936
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47(a)	6,650	8,413,131
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	12,000	14,132,033
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	3,918,110
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,650	1,861,094
5.875%	05/01/23	750	814,423
5.875%	02/01/29	5,400	6,523,098
Sr. Sec’d. Notes
5.000%	03/15/24	29,115	32,180,067
5.250%	04/15/25	3,500	4,008,101
5.250%	06/15/49(a)	33,928	43,304,998
5.500%	06/15/47	10,000	13,022,529
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48(a)	21,125	25,387,496
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	13,662,630
4.875%	04/01/42	1,000	1,345,798
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	11,599,274
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	10,739	12,900,743
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	3,019,858
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	3,481,649
MidMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	5,616,555
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	2,802,238
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56(a)	2,850	3,558,099
Unsec’d. Notes, Series 2019
3.954%	08/01/2119(a)	2,225	2,624,617
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	14,371,585
4.784%	07/01/44	7,305	9,372,845

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43(a)	700	$989,791
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	2,000	2,082,799
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	3,525,600
Unsec’d. Notes
4.089%	10/01/48	2,208	2,673,534
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	3,725	3,867,878
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30(a)	10,560	11,190,804
3.450%	06/01/26	4,715	5,176,378
4.250%	04/01/24	1,400	1,520,093
4.700%	03/30/45	7,800	9,546,778
5.750%	01/30/40	1,251	1,561,624
6.950%	07/01/37	1,704	2,398,614
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	4,860	5,703,548
Unsec’d. Notes
3.477%	07/01/49	1,745	1,941,702
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	4,275	5,318,772
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28(a)	2,400	2,685,276
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	7,042,880
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	5,160,876
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/28	14,150	16,256,443
3.950%	10/15/42(a)	2,060	2,444,025
4.250%	04/15/47	13,715	16,865,534
4.250%	06/15/48	13,865	17,161,193
4.450%	12/15/48	2,000	2,559,647
4.625%	11/15/41	4,601	5,859,715
4.750%	07/15/45	6,770	8,875,305
5.800%	03/15/36	3,945	5,566,283
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	6,480	8,321,112

			501,133,503

Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	8,500	8,985,213

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25(a)	915	$1,025,956

			10,011,169

Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	24,762,212
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	24,150	24,610,190
2.750%	06/26/24(a)	21,245	22,437,446
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43(a)	425	501,489

			72,311,337

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/22	885	902,075
4.350%	04/01/23(a)	4,019	4,223,093

			5,125,168

Insurance — 2.0%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53(a)	800	868,340
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	2,700	2,939,804
4.375%	01/15/55	7,500	9,114,278
4.500%	07/16/44	3,035	3,683,972
4.800%	07/10/45	15,000	18,799,499
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26(a)	3,435	3,885,259
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43(a)	8,532	11,230,674
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	3,865	3,853,117
4.300%	05/15/43	2,250	2,799,723
4.400%	05/15/42	645	810,169
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	27,363	31,019,800
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50(a)	5,045	5,384,457
4.868%	06/01/44(a)	14,360	18,108,004
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29(a)	465	489,897

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60(a)	10,134	$11,130,573
3.951%	10/15/50(a)	36,115	40,071,674
4.250%	06/15/23	1,243	1,329,474
4.569%	02/01/29	5,880	6,872,840
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	6,155,030
7.000%	06/15/40(a)	6,248	9,593,359
Markel Corp.,
Sr. Unsec’d. Notes
3.450%	05/07/52	16,395	16,907,093
3.500%	11/01/27	5,000	5,496,276
4.150%	09/17/50	8,815	10,182,505
4.300%	11/01/47	4,479	5,268,369
5.000%	03/30/43	100	121,935
5.000%	04/05/46	3,270	4,202,401
5.000%	05/20/49	18,590	24,097,899
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	8,560,442
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	03/15/23(oo)	4,000	4,191,626
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	2,331,582
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	31,592,823
4.900%	09/15/44	350	451,320
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51(a)	34,061	34,372,898
7.250%	03/15/28	2,707	3,480,178
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	3,357,257
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43(a)	2,962	4,073,450

			346,827,997

Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,970,630

Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes, 144A
2.979%	12/15/55	2,500	2,417,715
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	10,000	10,895,853

			13,313,568

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.2%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22(a)	2,500	$2,620,690
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34(a)	13,500	15,275,528
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	24,086,169

			41,982,387

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36(a)	2,200	3,168,700

Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50(a)	3,385	4,086,720
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.750%	03/09/27	3,250	3,329,643
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	46,281	53,756,761
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	3,000	3,032,314

			64,205,438

Media — 4.9%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	175,176
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	26,750	30,818,837
5.375%	04/01/38(a)	13,155	16,202,459
5.375%	05/01/47	56,457	69,228,970
5.750%	04/01/48	76,467	97,583,088
6.384%	10/23/35	17,423	23,348,517
6.484%	10/23/45	10,574	14,594,342
6.834%	10/23/55	10,596	15,624,729
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26(a)	6,030	6,561,583
3.250%	11/01/39(a)	54,500	57,993,907
3.300%	02/01/27(a)	3,245	3,562,761
3.400%	07/15/46	12,867	13,747,756
3.450%	02/01/50	54,000	58,494,494
3.750%	04/01/40	14,385	16,263,687
3.900%	03/01/38	18,880	21,650,715
3.969%	11/01/47	13,145	15,335,051
3.999%	11/01/49	10,302	12,132,805
4.000%	03/01/48	5,843	6,838,358
4.049%	11/01/52	6,355	7,562,270
4.200%	08/15/34	10,000	11,820,015

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.250%	01/15/33(a)	6,090	$7,251,041
4.600%	10/15/38	27,660	34,285,516
4.600%	08/15/45	31,348	39,388,713
4.700%	10/15/48(a)	17,110	22,182,681
4.950%	10/15/58	13,645	18,878,501
6.450%	03/15/37	8,200	11,916,008
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	4,166,732
4.000%	09/15/55(a)	8,215	8,688,177
4.125%	05/15/29	17,100	19,203,161
4.650%	05/15/50(a)	5,455	6,384,643
5.200%	09/20/47	5,000	6,228,230
5.300%	05/15/49(a)	35,722	45,046,823
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45(a)	600	715,302
6.125%	01/31/46(a)	5,424	7,441,941
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	3,792,515
5.875%	11/15/40	7,590	9,795,098
6.550%	05/01/37	2,785	3,786,708
6.750%	06/15/39	4,700	6,579,990
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57(a)	2,835	3,242,754
Sr. Unsec’d. Notes
2.900%	01/15/27	2,615	2,780,637
4.375%	03/15/43	8,820	10,181,733
5.250%	04/01/44	28,591	36,556,860
5.850%	09/01/43	21,205	29,044,997
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22(a)	1,100	1,144,146
Gtd. Notes, 144A
5.375%	06/15/24(a)	4,600	5,048,419
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51(a)	1,215	1,377,089
5.400%	10/01/43	9,675	13,508,733
7.700%	10/30/25	1,129	1,429,824

			859,586,492

Mining — 1.5%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	2,805	3,693,349
6.450%	10/15/35(a)	5,000	6,900,099
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	20,969,722
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	8,800	12,108,847
5.750%	05/01/43	8,314	11,704,285
7.500%	09/15/38	10,946	16,398,405

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	$37,486,546
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	27,087	30,956,518
5.950%	03/15/24(a)	8,220	9,192,260
6.875%	09/01/41(a)	11,304	15,721,139
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40	860	1,178,789
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42	6,395	8,369,205
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	14,532,040
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	03/01/42(a)	3,060	3,629,354
5.400%	02/01/43(a)	42,680	52,008,011
6.000%	08/15/40	6,976	8,886,668
6.125%	10/01/35	6,100	7,872,997
6.250%	07/15/41(a)	984	1,293,534
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,648,687
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	5,811	6,412,402

			271,962,857

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26(a)	11,200	12,465,126
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	4,566,937
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46(a)	10,185	11,092,526
4.400%	05/27/45(a)	8,260	10,572,984
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	10,105,936

			48,803,509

Office/Business Equipment — 0.2%
Xerox Corp.,
Sr. Unsec’d. Notes
4.375%	03/15/23	27,618	28,823,043

Oil & Gas — 5.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26(a)	13,500	14,240,794

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40(a)	15,688	$16,473,721
5.250%	02/01/42	7,500	7,937,642
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50(a)	10,925	10,611,297
3.119%	05/04/26	6,752	7,326,711
3.790%	02/06/24	10,135	10,931,762
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26	18,820	20,391,122
Burlington Resources LLC,
Gtd. Notes
7.200%	08/15/31(a)	2,285	3,303,458
7.400%	12/01/31	1,225	1,806,134
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38(a)	17,670	23,625,240
6.450%	06/30/33	2,000	2,637,346
6.500%	02/15/37	370	499,508
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	04/15/24(a)	13,133	14,064,123
4.250%	04/15/27(a)	5,000	5,590,935
5.250%	06/15/37(a)	43,790	52,404,392
5.400%	06/15/47(a)	30,762	38,195,867
6.750%	11/15/39	12,200	16,544,494
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	4,030	4,172,742
Chevron USA, Inc.,
Gtd. Notes
3.900%	11/15/24	500	548,242
5.050%	11/15/44	3,313	4,446,056
5.250%	11/15/43	12,315	16,743,838
6.000%	03/01/41	12,630	18,473,142
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	616	911,110
Gtd. Notes, 144A
4.300%	08/15/28(a)	22,650	26,272,887
4.850%	08/15/48	4,900	6,451,895
4.875%	10/01/47	10,035	13,180,164
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	847	984,799
4.300%	11/15/44(a)	3,330	4,013,077
4.950%	03/15/26(a)	7,953	9,233,443
Sr. Unsec’d. Notes
6.950%	04/15/29	3,300	4,486,346
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	2,525	2,670,201
4.375%	01/15/28(a)	1,900	2,100,613
4.500%	04/15/23	302	314,967

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	$4,176,257
5.000%	06/15/45	8,051	9,474,234
5.600%	07/15/41(a)	21,825	27,072,802
Sr. Unsec’d. Notes, 144A
5.875%	06/15/28(a)	7,125	7,918,353
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	11,944,362
3.500%	12/01/29(a)	26,050	27,921,384
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	1,635	1,746,654
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35(a)	4,067	4,697,288
4.950%	04/15/50(a)	900	1,202,376
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	3,361,967
3.250%	11/18/49	6,000	6,351,975
3.625%	04/06/40(a)	1,380	1,569,248
3.950%	05/15/43	2,796	3,266,852
7.750%	06/15/23	1,200	1,370,087
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51(a)	7,815	8,504,016
3.567%	03/06/45(a)	4,370	4,787,700
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	8,000	8,904,918
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	3,634	4,544,777
5.800%	04/01/47(a)	3,560	4,647,317
Marathon Oil Corp.,
Sr. Unsec’d. Notes
3.850%	06/01/25(a)	1,170	1,274,410
4.400%	07/15/27(a)	13,684	15,494,803
5.200%	06/01/45(a)	10,400	12,476,508
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28(a)	10,000	11,138,858
5.000%	09/15/54(a)	9,375	11,209,632
5.125%	12/15/26(a)	13,890	16,352,020
5.850%	12/15/45	3,110	4,049,720
6.500%	03/01/41(a)	5,163	7,177,095
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	1,935	1,818,270
4.248%(s)	10/10/36	91,612	47,638,240
4.400%	04/15/46(a)	22,065	21,302,191
4.500%	07/15/44	5,000	4,836,789
6.200%	03/15/40	14,766	16,781,085
6.450%	09/15/36(a)	24,652	29,458,655
7.500%	05/01/31(a)	4,290	5,408,806

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)	6,500	$7,329,125
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34(a)	18,163	23,913,386
6.500%	02/01/38(a)	1,875	2,501,761
7.375%	11/01/31(a)	1,000	1,330,938
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	6,468,697
6.350%	02/12/48	2,025	1,723,087
6.490%	01/23/27	1,385	1,459,922
6.950%	01/28/60	6,100	5,401,699
7.690%	01/23/50	12,200	11,742,514
Phillips 66,
Gtd. Notes
4.650%	11/15/34(a)	13,200	15,740,631
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30(a)	4,820	4,645,144
4.450%	01/15/26	20,925	23,599,130
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	10,382,860
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25(a)	10,000	10,858,150
4.000%	05/10/46	3,000	3,508,921
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	13,945	15,077,223
4.000%	11/15/47(a)	7,280	8,045,438
5.950%	12/01/34	1,000	1,322,318
6.500%	06/15/38	3,900	5,504,411
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29(a)	20,000	22,299,358
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	5,029	5,615,250
4.350%	06/01/28(a)	37,246	42,438,953

			942,376,633

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47(a)	9,810	11,240,837
Cameron International Corp.,
Gtd. Notes
5.125%	12/15/43	2,000	2,273,389
7.000%	07/15/38	4,000	5,547,099
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	10,856,992
5.000%	11/15/45	1,835	2,240,507

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services (cont’d.)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28(a)	18,479	$20,633,290
4.000%	12/21/25(a)	1,210	1,344,628

			54,136,742

Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30(a)	2,715	2,780,865
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	975	1,033,449
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.500%	11/01/23(a)	3,059	3,306,759
WestRock MWV LLC,
Gtd. Notes
7.550%	03/01/47(a)	4,109	6,245,130
7.950%	02/15/31(a)	7,987	11,419,867
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28(a)	7,810	8,824,000
4.900%	03/15/29(a)	3,190	3,825,887

			37,435,957

Pharmaceuticals — 8.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	106,680	123,839,476
4.250%	11/21/49	96,475	115,672,357
4.300%	05/14/36(a)	2,500	2,965,787
4.400%	11/06/42	950	1,154,625
4.500%	05/14/35	14,945	18,052,774
4.550%	03/15/35	42,638	51,675,556
4.700%	05/14/45	46,155	57,585,653
4.875%	11/14/48	12,407	16,087,727
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47(a)	10,340	12,062,422
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.600%	07/15/42	1,000	986,024
4.700%	07/15/64	3,246	3,890,534
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	11,380	11,459,369
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39	2,500	3,272,622
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40(a)	11,500	11,068,355
3.400%	07/26/29	16,835	18,858,518
4.250%	10/26/49	14,610	18,452,947
4.350%	11/15/47	22,307	28,277,227
4.550%	02/20/48	38,305	49,996,794

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.625%	05/15/44	6,837	$8,927,497
5.000%	08/15/45(a)	6,581	9,005,169
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,500	1,616,232
4.600%	03/15/43(a)	5,964	6,940,120
4.900%	09/15/45	16,736	20,121,280
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27(a)	17,240	18,917,557
4.375%	10/15/28	25,005	29,104,205
4.500%	02/25/26	16,905	19,247,601
4.800%	07/15/46(a)	42,235	53,463,916
4.900%	12/15/48	27,425	35,446,756
5.375%	02/15/42	3,650	4,605,261
Sr. Unsec’d. Notes
2.375%	03/15/31(a)	16,605	16,836,872
3.200%	03/15/40	9,125	9,471,630
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	57,035	62,023,561
3.700%	03/09/23	361	380,053
3.875%	07/20/25	1,178	1,300,675
4.300%	03/25/28	24,325	27,944,646
4.780%	03/25/38	40,326	49,602,440
5.050%	03/25/48	34,832	45,297,725
5.125%	07/20/45	43,765	56,804,375
5.300%	12/05/43	20,115	26,599,423
6.250%	06/01/27(a)	1,000	1,245,272
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR 12,000	15,831,997
2.250%	05/15/50(a)	4,190	3,796,660
3.950%	03/15/49	945	1,147,113
4.150%	03/15/59	40,430	51,274,428
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28	11,490	13,166,133
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40(a)	8,585	8,148,898
2.450%	09/01/60(a)	15,820	14,915,890
3.400%	01/15/38	4,365	4,947,959
3.625%	03/03/37	8,185	9,542,268
4.375%	12/05/33(a)	4,000	5,007,347
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22	6,200	6,365,362
4.750%	05/30/29	4,700	5,587,776
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	3,175	3,570,737
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	34,101	41,873,713
5.400%	11/29/43(a)	4,169	5,182,837

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45	4,625	$5,647,713
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38(a)	4,970	6,043,567
4.400%	05/15/44	6,410	8,221,245
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	77,700	81,314,670
3.200%	09/23/26	4,755	5,161,325
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	2,375	2,400,109
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	4,353	4,348,992
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	43,168	52,861,703
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	4,605	4,915,123
4.000%	06/22/50(a)	5,815	6,161,944

			1,417,696,542

Pipelines — 6.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	4,731,588
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	20,304,677
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	9,778,312
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29(a)	6,975	7,712,046
5.375%	07/15/25	27,350	30,459,971
5.600%	04/01/44	5,579	6,136,092
8.125%	08/16/30(a)	1,000	1,332,173
Gtd. Notes, 144A
6.450%	11/03/36	10,766	12,632,365
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	915	1,069,626
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	23,000	23,744,471
Sr. Unsec’d. Notes
4.200%	04/15/27(a)	5,000	5,532,537
4.900%	03/15/35	1,905	2,199,772
5.000%	05/15/50	22,385	25,859,940
5.150%	02/01/43(a)	4,450	5,032,608
5.300%	04/01/44	12,420	14,386,109
5.300%	04/15/47	2,500	2,917,611

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.350%	05/15/45	2,875	$3,327,197
5.400%	10/01/47	29,625	35,064,801
6.000%	06/15/48(a)	2,295	2,902,068
6.125%	12/15/45	25,534	32,504,650
6.250%	04/15/49(a)	43,065	56,631,730
7.500%	07/01/38	11,000	15,494,292
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	24,571,565
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,900	4,349,356
5.600%	04/01/44	1,651	1,497,152
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	28,560	31,750,771
4.150%	10/16/28	6,750	7,753,199
4.200%	01/31/50	18,900	21,874,481
4.250%	02/15/48(a)	5,400	6,211,306
4.450%	02/15/43(a)	6,965	8,232,567
4.800%	02/01/49	5,698	7,016,992
4.850%	08/15/42	1,990	2,436,551
4.850%	03/15/44	5,775	7,085,523
4.900%	05/15/46	34,397	42,564,195
4.950%	10/15/54	3,110	3,878,820
5.100%	02/15/45	6,532	8,288,395
5.375%(ff)	02/15/78	7,380	7,600,416
6.125%	10/15/39	3,937	5,519,599
Gtd. Notes, Series D
4.875%(ff)	08/16/77(a)	7,490	7,341,436
6.875%	03/01/33	55	78,364
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	7,000	7,175,629
4.750%	07/15/23(a)	5,678	5,927,938
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	25,560,597
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	13,016,797
5.000%	08/15/42	2,010	2,406,353
5.000%	03/01/43(a)	1,176	1,413,856
5.400%	09/01/44	878	1,097,352
6.500%	02/01/37(a)	1,500	2,059,227
6.500%	09/01/39	5,545	7,721,735
6.550%	09/15/40	4,370	6,115,562
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	38,000	38,826,565
5.050%	02/15/46	3,679	4,463,724
5.550%	06/01/45	4,080	5,277,192
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	19,570	21,220,371
4.200%	03/15/45	4,130	4,399,147
4.250%	09/15/46	4,300	4,870,915
4.850%	02/01/49	25,700	31,136,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.150%	10/15/43	820	$1,016,789
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	9,039,464
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	5,474,401
4.500%	04/15/38(a)	11,785	13,472,774
4.700%	04/15/48(a)	50,615	58,850,166
4.875%	12/01/24	1,566	1,753,988
4.900%	04/15/58(a)	9,705	11,593,327
5.200%	03/01/47	2,690	3,302,117
5.200%	12/01/47(a)	11,990	14,635,952
5.500%	02/15/49	25,915	33,531,360
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	9,367,731
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41(a)	1,325	1,708,226
6.200%	09/15/43(a)	18,615	24,482,937
6.850%	10/15/37	1,742	2,378,781
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	8,745	9,143,705
3.400%	09/01/29	6,095	6,498,388
4.450%	09/01/49(a)	10,085	11,200,260
4.500%	03/15/50	10,655	11,892,819
4.550%	07/15/28(a)	15,725	17,930,311
4.950%	07/13/47(a)	33,818	39,626,213
5.200%	07/15/48(a)	24,560	30,124,827
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26(a)	11,680	12,700,674
4.680%	02/15/45(a)	500	572,203
4.900%	10/01/46	6,500	7,731,022
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	4,215	4,445,456
3.650%	06/01/22	1,261	1,286,797
4.900%	02/15/45(a)	13,944	15,168,438
5.150%	06/01/42(a)	19,516	21,889,956
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,526,478
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	525	711,419
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	2,554,585
5.400%	08/15/41	1,560	2,014,921
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	4,925	5,113,961
4.000%	07/01/22(a)	1,700	1,727,375
5.300%	03/01/48	11,885	12,616,509

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.450%	04/01/44	3,175	$3,417,760
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	2,389	2,448,647
3.500%	11/15/30(a)	3,770	4,114,994
3.700%	01/15/23(a)	5,375	5,595,399
3.750%	06/15/27	990	1,099,195
4.300%	03/04/24	9,900	10,762,171
4.850%	03/01/48(a)	11,780	14,337,997
4.900%	01/15/45	9,062	10,959,525
5.400%	03/04/44	16,409	20,766,934
5.750%	06/24/44(a)	9,350	12,275,582
5.800%	11/15/43	3,434	4,534,962
6.300%	04/15/40(a)	12,660	17,346,488

			1,215,238,859

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	5,076,818

Real Estate Investment Trusts (REITs) — 1.0%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,416,945
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24(a)	4,850	5,226,563
3.850%	02/01/25	5,300	5,757,784
3.900%	03/15/27	11,645	12,798,909
4.125%	05/15/29(a)	6,449	7,231,481
Office Properties Income Trust,
Sr. Unsec’d. Notes
4.150%	02/01/22(a)	8,250	8,371,593
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24	400	433,223
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	10,000	10,087,480
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,924,063
4.700%	06/01/27	2,020	2,241,655
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	12,990,620
4.400%	01/15/29(a)	17,246	19,814,758
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27(a)	7,440	7,894,270
2.750%	01/15/31(a)	6,635	6,847,975
3.100%	01/15/30(a)	7,500	7,992,862
4.000%	06/01/25(a)	12,865	14,200,360
4.250%	04/01/26	3,915	4,415,456
4.250%	04/15/28	14,270	16,352,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	14,156	$20,405,058
8.500%	01/15/25	3,500	4,370,932

			172,774,293

Retail — 2.0%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	22,008,078
4.500%	07/26/47	15,758	18,613,880
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	22,460	25,052,939
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes (original cost $2,583,121; purchased 09/19/16)(f)
5.165%	08/01/44(a)	2,664	2,475,618
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	18,653,689
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	5,518,137
4.200%	05/15/28(a)	39,165	44,680,628
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	24,341,553
4.200%	04/01/43	5,422	6,632,913
4.250%	04/01/46	9,395	11,697,487
4.400%	03/15/45	15,945	20,219,140
5.875%	12/16/36	8,382	11,978,525
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	977	1,073,037
Macy’s Retail Holdings LLC,
Gtd. Notes
2.875%	02/15/23	3,412	3,439,582
3.875%	01/15/22(a)	814	817,586
4.300%	02/15/43(a)	8,994	7,451,052
5.125%	01/15/42	1,875	1,733,617
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50(a)	4,675	5,643,474
4.600%	05/26/45	5,325	6,634,173
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29(a)	7,745	8,755,213
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	4,500	4,646,035
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50(a)	45,750	50,418,158
4.650%	06/01/46(a)	5,500	6,417,683
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29(a)	11,565	12,945,314

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
4.050%	06/29/48		20,950	$26,359,763

				348,207,274

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24		1,765	1,892,718
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		8,235	8,443,887

				10,336,605

Semiconductors — 0.6%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
5.100%	10/01/35		10,265	13,561,319
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		18,350	20,280,780
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		17,323	18,853,912
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50(a)		22,905	30,411,936
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		26,200	27,936,387

				111,044,334

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		3,440	3,751,855

Software — 2.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	25,000	30,126,054
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	27,617,206
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		15,549	15,279,545
2.675%	06/01/60(a)		67,513	67,218,883
2.921%	03/17/52		77,381	82,081,338
3.041%	03/17/62		45,717	48,882,365
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37		21,055	23,084,459
3.900%	05/15/35		7,346	8,220,317
4.000%	07/15/46		30,190	32,804,527
4.125%	05/15/45		1,300	1,447,530
4.300%	07/08/34(a)		12,200	14,168,945
4.375%	05/15/55		30,959	35,910,795

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,985	$6,886,382

			393,728,346

Telecommunications — 5.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43(a)	58,615	57,461,813
3.500%	06/01/41(a)	36,400	37,890,417
4.500%	05/15/35	22,285	26,153,293
4.650%	06/01/44	19,400	22,827,832
4.900%	06/15/42	2,700	3,288,718
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	72,627	72,839,343
3.550%	09/15/55	69,667	69,807,837
3.650%	09/15/59	132,309	134,045,524
3.800%	12/01/57	22,245	23,245,997
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	1,675	2,597,432
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	1,497,699
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	27,700	32,301,851
5.500%	09/01/44(a)	7,454	9,735,650
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21(a)	5,000	5,124,555
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	2,500	2,513,445
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	8,786	9,605,888
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.000%	02/15/41(a)	6,025	5,958,086
3.300%	02/15/51(a)	24,035	23,949,696
3.600%	11/15/60	11,950	12,200,863
4.375%	04/15/40	3,205	3,756,658
4.500%	04/15/50(a)	4,300	5,115,289
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40(a)	6,875	6,633,167
2.987%	10/30/56	129,623	121,875,370
3.550%	03/22/51	19,615	20,959,755
3.700%	03/22/61(a)	32,155	34,487,228
4.000%	03/22/50(a)	14,305	16,462,984
4.400%	11/01/34	677	807,267
4.500%	08/10/33	37,325	44,663,500
4.522%	09/15/48	70,951	87,582,875
4.862%	08/21/46	8,468	10,938,794

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
5.012%	04/15/49	8,549	$11,311,832

			917,640,658

Transportation — 1.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	4,282,753
4.375%	09/01/42	8,705	10,767,651
4.400%	03/15/42	10,600	13,100,409
4.450%	03/15/43(a)	11,312	14,179,839
4.550%	09/01/44	2,455	3,129,147
4.700%	09/01/45	3,040	3,957,966
5.150%	09/01/43	4,633	6,316,899
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	2,000	2,408,533
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.800%	09/15/35	3,970	4,928,969
5.750%	03/15/33	1,775	2,328,971
6.125%	09/15/2115	14,400	22,377,723
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	6,272,287
3.350%	11/01/25(a)	10,250	11,209,341
4.500%	08/01/54(a)	10,400	13,184,241
4.750%	05/30/42	5,000	6,315,688
5.500%	04/15/41(a)	1,682	2,279,866
6.150%	05/01/37	1,000	1,411,767
6.220%	04/30/40	531	778,925
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	941,809
4.250%	05/15/30(a)	5,095	5,938,172
4.500%	02/01/65	2,115	2,430,827
4.550%	04/01/46	6,975	8,443,891
4.750%	11/15/45	2,925	3,645,777
5.100%	01/15/44	3,084	3,959,730
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	3,076,526
4.950%	08/15/45(a)	10,000	12,776,228
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47	3,667	4,209,066
3.950%	10/01/42(a)	1,140	1,311,541
4.050%	08/15/52	1,585	1,871,875
4.100%	05/15/2121	10,745	11,757,970
4.650%	01/15/46	700	877,052
4.800%	08/15/43	852	1,033,197
4.837%	10/01/41	1,080	1,386,981
5.590%	05/17/25	3,000	3,509,150
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	1,344,366
3.350%	08/15/46(a)	4,300	4,555,540
3.839%	03/20/60(a)	9,422	10,695,565

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
3.875%	02/01/55	4,805	$5,438,822
3.950%	08/15/59	5,100	5,925,701
Sr. Unsec’d. Notes, 144A
3.799%	04/06/71(a)	23,845	26,412,881

			250,773,642

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	20,000	21,337,748
4.200%	04/01/27(a)	7,820	8,787,635

			30,125,383

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47(a)	7,370	8,319,791
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	5,435,007

			13,754,798

TOTAL CORPORATE BONDS (cost $14,010,790,874)			15,846,901,971

MUNICIPAL BONDS — 1.4%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	11,822,277
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,428,935
Los Angeles Department of Water & Power,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	13,719,919

			26,971,131

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	7,118,100

Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	600	834,972
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,605	8,946,598

			9,781,570

Michigan — 0.0%
University of Michigan,
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	4,851,943

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	$23,405,721
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	417,563

			23,823,284

New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	46,608,737
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	8,459,512

			55,068,249

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,467,113

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	6,089	7,760,309
4.800%	06/01/2111	1,300	1,887,600

			9,647,909

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	10,694,915
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	5,824,760

			16,519,675

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	17,702	20,403,856

Texas — 0.3%
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	8,946,625
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	19,067,664
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	22,905	25,680,857

			53,695,146

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	$13,348,219

TOTAL MUNICIPAL BONDS (cost $203,100,317)			242,696,195

SOVEREIGN BOND — 0.2%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	24,661,616

(cost $23,792,039)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bonds
1.250%	05/15/50	700	571,484
1.875%	02/15/51(a)(k)	41,995	40,072,417
U.S. Treasury Notes
0.625%	08/15/30(k)	4,800	4,473,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,008,311)			45,116,901

		Shares
PREFERRED STOCKS — 0.1%
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)		335,000	10,080,150

Electric Utilities — 0.1%
SCE Trust V,, 5.450%(c), 3 Month LIBOR + 3.790%, Series K, Maturing 03/15/26(oo)		565,000	14,119,350

TOTAL PREFERRED STOCKS (cost $22,500,000)			24,199,500

TOTAL LONG-TERM INVESTMENTS (cost $15,359,878,725)			17,300,556,136

SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		115,484,011	115,484,011
PGIM Institutional Money Market Fund (cost $664,303,688; includes $664,256,289 of cash collateral for securities on loan)(b)(wa)		664,638,130	664,239,347

TOTAL SHORT-TERM INVESTMENTS (cost $779,787,699)			779,723,358

TOTAL INVESTMENTS—102.7% (cost $16,139,666,424)			18,080,279,494
Liabilities in excess of other assets(z) — (2.7)%			(477,365,177)

NET ASSETS — 100.0%			$17,602,914,317

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $653,071,800; cash collateral of $664,256,289 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,583,121. The aggregate value of $2,475,618 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,307	2 Year U.S. Treasury Notes	Sep. 2021	$287,958,648	$(433,621)
3,701	10 Year U.S. Treasury Notes	Sep. 2021	490,382,500	2,851,541
1,475	10 Year U.S. Ultra Treasury Notes	Sep. 2021	217,124,617	3,338,143
5,249	20 Year U.S. Treasury Bonds	Sep. 2021	843,776,750	23,249,074

				29,005,137

Short Positions:
216	5 Year Euro-Bobl	Sep. 2021	34,358,766	(39,943)
1,917	5 Year U.S. Treasury Notes	Sep. 2021	236,614,716	482,504
2,210	10 Year Euro-Bund	Sep. 2021	452,325,800	(2,690,557)
3,679	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	708,897,313	(31,901,874)
142	Euro Schatz Index	Sep. 2021	18,881,741	2,920

				(34,146,950)

				$(5,141,813)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR 257,281	$307,193,888	$305,084,547	$—	$(2,109,341)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR 257,281	$314,584,036	$305,084,547	$9,499,489	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/03/21	Citibank, N.A.	EUR 257,281	$307,389,936	$305,284,767	$2,105,169	$—

			$621,973,972	$610,369,314	11,604,658	—

					$11,604,658	$(2,109,341)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$13,454,645	$5,221,696

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$89,516,857	$—
Commercial Mortgage-Backed Securities	—	1,027,463,096	—
Corporate Bonds	—	15,846,901,971	—
Municipal Bonds	—	242,696,195	—
Sovereign Bond	—	24,661,616	—
U.S. Treasury Obligations	—	45,116,901	—
Preferred Stocks	24,199,500	—	—
Short-Term Investments
Affiliated Mutual Funds	779,723,358	—	—

Total	$803,922,858	$17,276,356,636	$—

Other Financial Instruments*
Assets
Futures Contracts	$29,924,182	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	11,604,658	—

Total	$29,924,182	$11,604,658	$—

Liabilities
Futures Contracts	$(35,065,995)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(2,109,341)	—

Total	$(35,065,995)	$(2,109,341)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Electric	12.5%
Banks	10.6
Pharmaceuticals	8.1
Pipelines	6.9
Commercial Mortgage-Backed Securities	5.8
Oil & Gas	5.4
Telecommunications	5.2
Media	4.9
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.4
Chemicals	3.0
Healthcare-Services	2.8
Beverages	2.5
Software	2.2
Foods	2.1
Auto Manufacturers	2.1
Retail	2.0
Insurance	2.0
Aerospace & Defense	1.6
Mining	1.5
Healthcare-Products	1.5
Transportation	1.4
Municipal Bonds	1.4
Commercial Services	1.4
Gas	1.2
Airlines	1.0
Real Estate Investment Trusts (REITs)	1.0
Building Materials	1.0
Biotechnology	0.7
Agriculture	0.7
Semiconductors	0.6
Diversified Financial Services	0.6
Computers	0.5

Collateralized Loan Obligations	0.5%
Household Products/Wares	0.4
Machinery-Diversified	0.4
Oil & Gas Services	0.3
Miscellaneous Manufacturing	0.3
Forest Products & Paper	0.3
U.S. Treasury Obligations	0.3
Lodging	0.2
Packaging & Containers	0.2
Trucking & Leasing	0.2
Office/Business Equipment	0.2
Sovereign Bond	0.2
Electronics	0.1
Electric Utilities	0.1
Water	0.1
Iron/Steel	0.1
Savings & Loans	0.1
Home Builders	0.1
Capital Markets	0.0	*
Environmental Control	0.0	*
Auto Parts & Equipment	0.0	*
Engineering & Construction	0.0	*
Housewares	0.0	*
Real Estate	0.0	*
Internet	0.0	*
Shipbuilding	0.0	*
Machinery-Construction & Mining	0.0	*

	102.7
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$11,604,658		Unrealized depreciation on OTC forward foreign currency exchange contracts	$2,109,341
Interest rate contracts	Due from/to broker-variation margin futures	29,924,182	*	Due from/to broker-variation margin futures	35,065,995	*

		$41,528,840			$37,175,336

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Foreign exchange contracts	$—	$(8,611,925)	$—
Interest rate contracts	53,288,584	—	(1,733,483)

Total	$53,288,584	$(8,611,925)	$(1,733,483)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Foreign exchange contracts	$—	$17,456,719	$—
Interest rate contracts	(12,263,726)	—	3,686,898

Total	$(12,263,726)	$17,456,719	$3,686,898

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)

$1,952,884,590	$1,565,188,070	$203,681,039

Forward Foreign Currency Exchange Contracts—Sold(2)

$507,051,437

Currency Swap Agreements(1)

$6,831,600

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$653,071,800	$(653,071,800)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$11,604,658	$(2,109,341)	$9,495,317	$(8,280,000)	$1,215,317

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $653,071,800:
Unaffiliated investments (cost $15,359,878,725)	$17,300,556,136
Affiliated investments (cost $779,787,699)	779,723,358
Cash	8,578,442
Foreign currency, at value (cost $721,663)	718,404
Dividends and interest receivable	157,403,056
Receivable for investments sold	13,591,065
Deposit with broker for centrally cleared/exchange-traded derivatives	13,454,645
Unrealized appreciation on OTC forward foreign currency exchange contracts	11,604,658
Prepaid expenses	26,414

Total Assets	18,285,656,178

LIABILITIES
Payable to broker for collateral for securities on loan	664,256,289
Payable for investments purchased	8,044,828
Payable for Portfolio shares purchased	3,078,767
Management fee payable	2,723,659
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,109,341
Accrued expenses and other liabilities	1,108,742
Distribution fee payable	720,273
Due to broker-variation margin futures	697,157
Trustees’ fees payable	2,372
Affiliated transfer agent fee payable	433

Total Liabilities	682,741,861

NET ASSETS	$17,602,914,317

Net assets were comprised of:
Partners’ Equity	$17,602,914,317

Net asset value and redemption price per share, $17,602,914,317 / 1,140,849,556 outstanding shares of beneficial interest	$15.43

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$313,132,196
Unaffiliated dividend income	608,887
Income from securities lending, net (including affiliated income of $290,003)	317,436
Affiliated dividend income	56,152

Total income	314,114,671

EXPENSES
Management fee	39,831,626
Distribution fee	21,729,865
Custodian and accounting fees	434,111
Trustees’ fees	110,952
Legal fees and expenses	43,452
Audit fee	23,481
Shareholders’ reports	6,013
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,587
Miscellaneous	171,607

Total expenses	62,354,694

NET INVESTMENT INCOME (LOSS)	251,759,977

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(212,594))	138,001,956
Futures transactions	53,288,584
Forward currency contract transactions	(8,611,925)
Swap agreements transactions	(1,733,483)
Foreign currency transactions	48,762

180,993,894

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $111,049)	(642,428,857)
Futures	(12,263,726)
Forward currency contracts	17,456,719
Swap agreements	3,686,898
Foreign currencies	(230,002)

(633,778,968)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(452,785,074)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(201,025,097)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$251,759,977	$519,253,069
Net realized gain (loss) on investment and foreign currency transactions	180,993,894	254,206,736
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(633,778,968)	1,342,127,756

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(201,025,097)	2,115,587,561

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [0 and 43,654,660 shares, respectively]	—	604,201,738
Portfolio shares purchased [48,666,674 and 32,933,013 shares, respectively]	(731,720,084)	(489,109,799)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(731,720,084)	115,091,939

TOTAL INCREASE (DECREASE)	(932,745,181)	2,230,679,500
NET ASSETS:
Beginning of period	18,535,659,498	16,304,979,998

End of period	$17,602,914,317	$18,535,659,498

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 100.2%
ASSET-BACKED SECURITIES — 25.3%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		4,300	$4,451,778
Series 2020-02, Class C
1.480%	02/18/26		1,600	1,622,694
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		900	909,084
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		8,292	8,328,244
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,920	1,926,446
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		6,600	6,591,192
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		5,600	5,596,976
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25		4,600	4,648,360
Series 2019-01A, Class A, 144A
3.630%	09/14/27		11,100	11,963,841
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		2,200	2,224,789
Series 2021-01, Class D
1.130%	11/16/26		9,000	9,013,663
Series 2021-02, Class D
1.350%	07/15/27		7,600	7,607,503

				64,884,570

Collateralized Loan Obligations — 19.3%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.578%(c)	04/20/32		15,000	15,030,040
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.284%(c)	07/15/31		5,000	5,001,128
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.554%(c)	07/15/32		16,000	16,000,963
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	8,250	9,757,953
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.456%(c)	10/25/31		15,000	15,012,331

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	27,500	$32,559,213
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.464%(c)	07/15/29		2,500	2,500,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.526%(c)	10/21/32		10,000	10,005,642
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.544%(c)	07/15/32		10,000	10,004,976
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.508%(c)	10/20/31		40,000	40,040,440
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.474%(c)	10/15/33		25,000	25,023,702
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.230%(c)	07/17/28		5,362	5,363,043
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.226%(c)	05/17/31		5,000	4,995,014
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.524%(c)	10/15/32		1,000	1,000,524
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	10,000	11,848,410
Carlyle Euro CLO Ltd. (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	32,000	37,895,200
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.548%(c)	10/20/32		10,000	10,005,486
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.888%(c)	07/20/31		20,000	20,009,082
Series 2020-12A, Class AR, 144A
—%(p)	07/20/34		12,000	12,001,260
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.228%(c)	04/20/31		7,000	6,998,942
Series 2021-05A, Class A, 144A
—%(p)	07/15/34		13,000	13,001,378

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.304%(c)	07/15/31		10,000	$9,993,198
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.194%(c)	04/15/31		15,000	14,985,642
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.324%(c)	04/15/34		10,000	10,001,776
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.368%(c)	10/20/31		8,000	8,003,991
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.474%(c)	04/15/33		10,000	10,018,245
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	5,000	5,927,496
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	12,000	14,213,705
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.690%(c)	10/17/31		14,650	14,667,854
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.198%(c)	01/20/29		19,753	19,740,850
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.296%(c)	04/25/32		7,000	6,999,996
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.084%(c)	10/15/31		10,000	10,034,920
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.563%(c)	10/23/32		41,500	41,577,236
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.438%(c)	10/12/30		1,403	1,402,778
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30		8,000	8,000,000
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.304%(c)	07/15/31		10,000	9,998,057
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.256%(c)	04/26/31		15,100	15,100,544

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.518%(c)	07/20/32		8,000	$8,001,793
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.270%(c)	04/17/31		24,630	24,597,298
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.200%(c)	07/17/29		9,545	9,536,696
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.578%(c)	07/20/32		12,500	12,502,025
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.320%(c)	01/17/31		4,000	3,998,817
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.284%(c)	07/16/31		6,000	6,000,846
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.334%(c)	07/15/31		10,000	10,000,567
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.348%(c)	10/20/31		15,000	14,994,534
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.286%(c)	04/25/31		15,000	15,000,024
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.246%(c)	01/26/31		4,000	3,999,988
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	20,000	23,607,286
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A
—%(p)	07/25/34		10,000	10,000,000
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.430%(c)	01/17/30		6,693	6,696,076
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.339%(c)	04/23/32		20,750	20,768,596
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.386%(c)	01/25/31		5,000	5,000,698

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.340%(c)	01/17/31		5,549	$5,550,826
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.290%(c)	07/17/31		8,750	8,749,146
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.528%(c)	07/20/32		10,000	10,002,865
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.134%(c)	04/15/29		14,506	14,466,007

				718,195,103

Consumer Loans — 1.1%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	1,300	1,055,364
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,500	1,516,077
Series 2019-01A, Class A, 144A
3.000%	12/20/27		5,400	5,520,030
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,900	4,006,440
Series 2021-01A, Class A, 144A
1.900%	11/20/31		6,600	6,659,172
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		1,900	1,947,762
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		4,500	4,575,480
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		3,700	3,702,714
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		2,600	2,612,969
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		3,900	3,994,051
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,500	1,504,294
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	02/25/23		1,470	1,472,733
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.742%(c)	08/25/25		1,800	1,797,239

				40,364,325

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.5%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		5,200	$6,089,715
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.020%(c)	03/15/29	GBP	2,800	3,887,505
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.110%(c)	03/15/29		2,600	2,613,759
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	11/15/28	GBP	5,045	7,072,613

				19,663,592

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		6,900	7,195,483

Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.732%(c)	05/25/34		824	809,172
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
0.917%(c)	08/25/33		135	134,671
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.142%(c)	12/25/34		882	868,821
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.592%(c)	03/25/43		537	542,957
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.572%(c)	01/25/34		2,395	2,320,333
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.792%(c)	09/25/34		706	685,715
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	04/25/34		1,412	1,401,043
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.112%(c)	10/25/33		85	84,742
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
1.667%(c)	11/25/32		240	240,533

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.732%(c)	08/25/33		722	$714,454

				7,802,441

Manufactured Housing — 0.1%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		4,516	4,597,352

Other — 0.4%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.892%(c)	06/25/24		15,400	15,228,918

Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.692%(c)	02/25/34		178	169,205
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	10/25/34		622	614,362
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.142%(c)	11/25/34		470	471,764
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
4.150%(cc)	05/25/35		31	31,472
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		1,466	1,468,306
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		2,636	2,641,354
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.567%(c)	06/25/34		643	645,172
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
1.937%(c)	01/25/35		610	618,143
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.932%(c)	08/25/34		190	189,538
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.032%(c)	09/25/34		1,800	1,791,030
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	7,314	7,805,812

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	10/25/59		1,533	$1,544,006

				17,990,164

Student Loans — 1.2%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	01/25/41		209	208,877
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		3,141	3,226,787
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		1,473	1,500,255
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		6,646	6,877,265
Series 2019-D, Class 1PT, 144A
2.755%(cc)	01/16/46		11,003	11,383,906
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		9,735	9,968,320
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,271	5,380,571
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		7,200	7,438,934

				45,984,915

TOTAL ASSET-BACKED SECURITIES (cost $937,816,233)				941,906,863

BANK LOANS — 0.3%
Media — 0.1%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.360%(c)	08/24/26		1,526	916,433

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		270	297,788

Retail — 0.2%
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	1,730	2,020,830
Term B, 3 Month GBP LIBOR + 4.750%
4.828%(c)	02/06/25	GBP	784	1,064,748
Term Loan
—%(p)	04/12/27		4,300	5,092,352

				8,177,930

TOTAL BANK LOANS (cost $9,681,814)				9,392,151

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.6%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	11,300	$12,662,606
Series 2019-BN20, Class A2
2.758%	09/15/62	17,000	17,896,656
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.795%(c)	03/15/37	6,835	6,792,390
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	14,000	14,773,122
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51	7,550	8,323,040
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	27,990	29,209,586
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	9,000	9,654,015
Series 2019-CD08, Class A3
2.657%	08/15/57	25,000	25,800,907
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	18,105	19,248,921
Series 2016-C07, Class A2
3.585%	12/10/54	13,415	14,481,299
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	6,771	7,196,277
Series 2015-GC31, Class A3
3.497%	06/10/48	22,271	24,160,365
Series 2017-C04, Class A3
3.209%	10/12/50	9,800	10,543,118
Series 2019-GC41, Class A4
2.620%	08/10/56	10,000	10,528,310
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	6,567	7,018,293
Series 2014-CR20, Class A3
3.326%	11/10/47	15,678	16,580,310
Series 2014-UBS04, Class A3
3.430%	08/10/47	4,174	4,338,930
Series 2014-UBS06, Class A4
3.378%	12/10/47	8,000	8,562,836
Series 2015-DC01, Class A4
3.078%	02/10/48	15,000	15,719,827
Series 2015-LC21, Class A3
3.445%	07/10/48	18,920	20,125,609
Series 2015-LC23, Class A3
3.521%	10/10/48	13,500	14,434,358
Series 2016-COR01, Class A3
2.826%	10/10/49	12,000	12,636,685
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	21,660	23,126,029

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-CX10, Class A4
3.191%	11/15/50	7,625	$8,001,587
Series 2018-CX12, Class A3
3.959%	08/15/51	7,000	7,890,296
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	11,300	11,887,434
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22	40,420	346,422
Series K021, Class X1, IO
1.526%(cc)	06/25/22	21,971	168,730
Series K024, Class X1, IO
0.904%(cc)	09/25/22	35,707	288,808
Series K025, Class X1, IO
0.913%(cc)	10/25/22	29,202	258,914
Series K052, Class X1, IO
0.783%(cc)	11/25/25	125,161	3,186,151
Series K055, Class X1, IO
1.493%(cc)	03/25/26	26,973	1,502,066
Series K075, Class AM
3.650%(cc)	02/25/28	8,075	9,204,247
Series K097, Class X1, IO
1.218%(cc)	07/25/29	49,946	3,936,714
Series Q001, Class XA, IO
2.145%(cc)	02/25/32	27,355	2,944,282
Series W5FX, Class AFX
3.336%(cc)	04/25/28	2,750	3,062,701
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	7,919	8,399,123
Series 2019-GC42, Class A3
2.749%	09/01/52	22,000	23,154,096
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	5,317	5,372,217
Series 2013-C08, Class A3
2.863%	12/15/48	4,502	4,581,884
Series 2013-C09, Class A3
2.834%	05/15/46	10,505	10,779,172
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	5,000	5,486,378
Series 2019-H07, Class A3
3.005%	07/15/52	5,300	5,525,856
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	10,175	11,237,110
Series 2018-C12, Class A4
4.030%	08/15/51	11,500	12,971,270
Series 2019-C16, Class A3
3.344%	04/15/52	10,000	10,926,777
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	2,453	2,500,908
Series 2013-C06, Class A3
2.971%	04/10/46	11,834	12,157,418

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	3,468	$3,606,376
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,764,785
Series 2016-C37, Class A4
3.525%	12/15/49	5,800	6,351,955
Series 2017-C38, Class A4
3.190%	07/15/50	9,500	10,317,237
Series 2017-C39, Class ASB
3.212%	09/15/50	6,900	7,403,369
Series 2017-C41, Class A3
3.210%	11/15/50	15,000	16,020,522
Series 2019-C49, Class A3
3.749%	03/15/52	13,200	14,517,409
Series 2019-C52, Class A4
2.643%	08/15/52	6,400	6,684,248

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $550,957,372)			580,249,951

CORPORATE BONDS — 36.5%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.825%	03/01/59	4,550	4,582,161
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	2,995	3,449,568

			8,031,729

Agriculture — 0.1%
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	1,244	1,662,227
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	3,050	3,111,129

			4,773,356

Airlines — 0.5%
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25(a)	3,122	3,316,524
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	782	826,668
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	6,640	7,819,043
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	2,689	2,745,140
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,350	2,432,802

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
4.625%	04/15/29	520	$538,613

			17,678,790

Auto Manufacturers — 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
9.625%	04/22/30(a)	2,000	2,866,868
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)	675	673,533
3.350%	11/01/22	15,795	16,180,976
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	3,650	5,038,093
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	12,500	12,806,630
4.300%	07/13/25	2,587	2,859,946
Sr. Unsec’d. Notes
2.900%	02/26/25	775	820,330
5.650%	01/17/29(a)	923	1,124,963

			42,371,339

Auto Parts & Equipment — 0.1%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	500	515,851
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	1,634	1,679,064

			2,194,915

Banks — 12.3%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.308%(c)	04/12/23	1,000	1,013,353
Sr. Unsec’d. Notes
3.125%	02/23/23	3,600	3,748,082
3.848%	04/12/23	1,400	1,479,916
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	10,890	11,614,189
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	9,180	9,483,577
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	6,816	6,613,785
2.496%(ff)	02/13/31	13,905	14,216,994
3.194%(ff)	07/23/30	7,195	7,745,909
3.824%(ff)	01/20/28	8,055	8,946,079
4.271%(ff)	07/23/29	1,010	1,160,732
Sub. Notes, MTN
4.450%	03/03/26	6,375	7,231,246
Sub. Notes, Series L, MTN
3.950%	04/21/25	8,575	9,415,969
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	5,480	6,421,275

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	5,500	$5,431,822
2.219%(ff)	06/09/26	6,530	6,732,766
2.871%(ff)	04/19/32	4,630	4,750,111
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	2,090	2,242,653
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	545	561,916
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,060	1,079,885
2.572%(ff)	06/03/31	21,800	22,403,574
2.976%(ff)	11/05/30	9,855	10,453,435
3.668%(ff)	07/24/28	2,000	2,208,937
3.700%	01/12/26	1,940	2,144,038
3.887%(ff)	01/10/28	1,540	1,713,590
8.125%	07/15/39	945	1,632,174
Sub. Notes
4.600%	03/09/26	1,070	1,218,811
4.750%	05/18/46	3,835	4,878,488
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	5,555	5,882,954
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	6,015	6,157,652
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22	10,250	10,299,973
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,700	2,772,157
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	5,855	6,105,016
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	6,780	7,127,507
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)	1,035	1,146,758
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	12,920	13,213,292
3.500%	11/16/26	4,640	5,044,755
3.750%	02/25/26	1,290	1,427,113
3.850%	01/26/27	3,850	4,245,928
Sub. Notes
6.750%	10/01/37	1,600	2,329,986
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	980	1,053,769
4.292%(ff)	09/12/26	1,000	1,112,949
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	1,200	1,291,969

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	6,055	$6,396,118
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.656%(c)	07/30/21(oo)	2,127	2,131,591
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.976%(c)	08/01/21(oo)	7,950	7,971,752
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	3,915	4,022,230
3.200%	06/15/26	5,930	6,457,534
3.509%(ff)	01/23/29	1,310	1,443,296
3.782%(ff)	02/01/28	5,075	5,632,070
3.964%(ff)	11/15/48	3,690	4,323,638
4.005%(ff)	04/23/29	23,820	26,980,194
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	6,000	6,621,630
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	735	777,723
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	3,610	4,053,888
3.875%	01/27/26	1,105	1,235,108
4.431%(ff)	01/23/30	21,270	24,942,673
5.597%(ff)	03/24/51	2,260	3,365,943
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	8,155	8,828,513
3.591%(ff)	07/22/28	2,055	2,276,929
Sub. Notes, GMTN
4.350%	09/08/26	7,000	7,932,931
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	3,370	3,656,776
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	550	588,527
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	13,000	13,986,130
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24	15,000	15,854,576
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.647%(c)	09/30/24	10,350	10,351,303
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	7,290	7,478,357
3.126%(ff)	08/13/30	7,740	8,294,888
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)	44,500	46,142,960

			457,502,362

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		4,500	$5,936,574

Building Materials — 0.2%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		5,000	5,651,297

Chemicals — 0.6%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		2,560	3,168,081
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)		4,000	4,126,236
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		1,950	2,520,734
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,800	1,902,728
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.250%	01/15/45		4,910	6,535,997
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		1,325	1,370,748
5.875%	03/27/24		2,060	2,202,297
6.500%	09/27/28		1,300	1,463,699

				23,290,520

Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		5,690	6,199,392
7.000%	10/15/37		2,050	3,061,044
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		2,200	2,317,482
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		5,000	5,345,441
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,100	1,311,939
5.750%	07/15/27	EUR	1,900	2,346,184
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		2,000	2,122,558
5.250%	01/15/30(a)		3,000	3,286,712

				25,990,752

Diversified Financial Services — 0.5%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		5,000	5,477,963

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	4,895	$5,341,691
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	1,020	1,413,336
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	915	949,398
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	3,411	3,860,582
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	2,275	2,192,019

			19,234,989

Electric — 2.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	4,655	5,084,975
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	2,300	2,931,968
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)	2,413	2,481,918
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	180	177,834
5.000%	02/01/31	285	283,463
5.125%	03/15/28	6,000	6,099,796
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	1,750	2,088,956
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48(a)	2,300	2,756,992
6.450%	01/15/38	2,110	3,090,232
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	3,670	4,482,921
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	8,945	9,397,356
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	2,030	2,299,776
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	1,385	1,622,765
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	2,110	2,234,431
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	400	418,207

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48		2,700	$3,285,062
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		595	743,822
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		1,000	1,474,942
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		3,560	3,607,361
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		2,385	2,673,110
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		4,475	5,095,927
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		4,600	4,905,759
Gtd. Notes, 144A
3.375%	02/15/29		600	587,661
3.625%	02/15/31(a)		1,700	1,669,521
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		660	758,832
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		1,125	1,240,096
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		3,550	3,738,161
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		1,025	1,247,998
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,051	3,132,052

				79,611,894

Electrical Components & Equipment — 0.2%
Energizer Gamma Acquisition BV,
Gtd. Notes
4.625%	07/15/26	EUR	5,271	6,399,810

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,000	1,053,139
4.250%	10/31/26		1,516	1,643,823

				2,696,962

Foods — 0.9%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	8,000	11,090,631

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	4,800	$6,649,600
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		2,000	2,197,501
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		1,550	1,721,248
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		935	1,089,967
4.875%	10/01/49		6,035	7,313,788
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		2,415	2,818,599
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		1,700	1,762,181
5.875%	09/30/27		449	478,872

				35,122,387

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		3,620	4,585,254

Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		1,200	1,641,201
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		3,210	3,668,549
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30(a)		2,325	2,325,722

				7,635,472

Healthcare-Products — 0.4%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,760	5,746,277
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	1,680	2,030,741
1.625%	03/07/31	EUR	600	784,312
1.625%	10/15/50	EUR	1,535	1,873,246
2.250%	03/07/39	EUR	805	1,119,054
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,350	2,892,762
1.875%	10/01/49	EUR	1,525	1,925,255

				16,371,647

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services — 2.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		2,250	$3,323,355
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		2,505	2,677,666
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		10,345	10,889,359
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29(a)		8,500	9,585,252
5.000%	03/15/24		10,000	11,052,745
5.125%	06/15/39		2,250	2,809,504
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		4,000	4,015,481
3.200%	06/01/50		1,830	1,892,930
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29(a)		7,620	8,204,884
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		2,000	2,491,135
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31		6,675	6,974,181
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27(a)		6,540	6,853,476
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		2,195	2,299,869
4.625%	11/15/41		3,360	4,279,209

				77,349,046

Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27(a)		870	921,183
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,800	1,816,626
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,215	1,377,162

				4,114,971

Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,250	2,728,453

Insurance — 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		1,630	1,978,542

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		4,000	$4,176,159
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,100	2,602,306
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		15,250	17,824,967
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		2,155	3,024,878
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		740	902,321
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		235	291,996
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,500	2,057,278
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		890	1,147,643
6.850%	12/16/39		246	371,709

				34,377,799

Lodging — 0.4%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		1,500	1,577,362
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32(a)		2,875	2,839,839
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		4,500	4,722,465
3.500%	08/18/26		1,550	1,647,781
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,365	1,571,739
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,100	1,231,468

				13,590,654

Machinery-Diversified — 0.1%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29(a)		1,325	1,362,088
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,950	1,971,004

				3,333,092

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	1,840	$1,944,297
5.375%	06/01/29	1,000	1,092,745
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	16,850	19,918,383
5.375%	05/01/47	1,210	1,483,732
6.384%	10/23/35	4,300	5,762,419
6.484%	10/23/45	1,000	1,380,210
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	1,900	2,058,139
3.750%	04/01/40	6,870	7,767,225
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	12,495	12,685,542
3.150%	08/15/24	2,507	2,676,043
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	2,470	2,612,270

			59,381,005

Mining — 0.1%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	850	1,213,740
7.500%	07/27/35	600	870,626
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41(a)	1,743	2,291,290

			4,375,656

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)	625	654,356
7.500%	03/15/25	5,100	5,251,770
7.875%	04/15/27	3,265	3,384,640

			9,290,766

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	3,355	3,368,359
2.750%	01/06/23	970	1,000,463
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	2,000	2,441,239

			6,810,061

Oil & Gas — 2.0%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26	1,175	1,336,198

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	650	$678,147
9.000%	11/01/27	142	196,151
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	8,590	9,165,812
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	880	1,092,659
6.750%	11/15/39	1,980	2,685,090
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47	3,002	3,942,885
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	489	568,556
4.300%	11/15/44	1,725	2,078,846
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	1,423	1,484,098
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	1,895	2,350,651
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	156	159,843
5.375%	03/30/28	2,555	2,624,552
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	1,438	1,496,951
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	500	521,247
6.000%	02/01/31	500	529,801
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	1,505	1,687,970
4.750%	04/19/27	500	571,277
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	2,015	2,038,588
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	7,000	3,640,000
6.450%	09/15/36	55	65,724
6.950%	07/01/24	3,110	3,502,484
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	2,620	2,954,201
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	1,640	2,159,222
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30	586	639,385
5.600%	01/03/31(a)	1,759	1,969,558

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.625%	01/16/34	GBP	2,020	$3,219,040
7.375%	01/17/27		1,640	2,015,574
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	577	678,837
6.350%	02/12/48		2,044	1,739,254
6.490%	01/23/27		5,091	5,366,401
6.500%	03/13/27		840	885,808
6.500%	01/23/29		1,600	1,642,639
6.840%	01/23/30		523	539,002
7.690%	01/23/50		621	597,713
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,890	3,481,393
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		1,695	1,688,745
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26		2,150	2,371,120

				74,365,422

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		3,935	4,876,773

Pharmaceuticals — 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		3,640	3,973,693
4.500%	05/14/35		10,025	12,109,673
4.550%	03/15/35		7,332	8,886,092
4.700%	05/14/45		5,155	6,431,677
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		775	722,463
5.250%	01/30/30(a)		3,050	2,845,574
5.250%	02/15/31(a)		1,925	1,796,550
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		5,550	6,187,626
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39		980	1,184,827
4.250%	10/26/49		2,060	2,601,853
4.625%	05/15/44		2,000	2,611,525
5.000%	08/15/45		903	1,235,628
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		5,000	5,486,530
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		12,250	13,321,445
4.300%	03/25/28		3,187	3,661,237
4.780%	03/25/38		935	1,150,084
5.125%	07/20/45		1,875	2,433,639
5.300%	12/05/43		645	852,927

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	710	$478,331
Sec’d. Notes, 144A
9.500%	07/31/27(a)	563	575,908
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28(a)	1,450	1,479,403
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	600	618,060
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,300	7,714,713
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	1,585	1,691,742
4.000%	06/22/50	2,565	2,718,037

			92,769,237

Pipelines — 2.0%
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	235	274,713
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	3,195	3,298,417
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	3,275	3,339,550
Sr. Unsec’d. Notes
4.950%	06/15/28	2,860	3,316,531
6.250%	04/15/49	5,080	6,680,348
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	1,600	2,200,702
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	6,145	5,947,719
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	7,505	8,137,909
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	2,525	2,886,615
4.875%	06/01/25	5,275	5,955,691
5.200%	03/01/47	290	355,990
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,400	4,642,856
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	6,410	7,118,856
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30	4,120	4,412,219
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	1,325	1,380,417

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
7.500%	10/01/25		1,150	$1,252,920
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		340	360,927
5.450%	04/01/44		1,925	2,072,185
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	11/15/21		2,100	2,108,877
4.850%	03/01/48		165	200,829
4.900%	01/15/45		1,885	2,279,707
5.100%	09/15/45		1,700	2,110,641
5.400%	03/04/44		2,000	2,531,164

				72,865,783

Real Estate Investment Trusts (REITs) — 1.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		1,500	1,617,686
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		9,670	9,960,812
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		3,300	3,524,360
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	3,000	3,840,956
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		6,515	6,541,375
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30		10,050	10,710,435

				36,195,624

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		2,350	2,379,375
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		2,000	2,110,743
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		8,614	9,827,114
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	2,400	2,806,411
6.250%	10/30/25	EUR	400	485,758
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	5,600	6,800,608
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		2,175	2,388,797

				26,798,806

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	3,475	$3,597,001

Software — 0.1%
BY Crown Parent LLC/BY Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	01/31/26	2,900	3,036,666
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	218	217,050
3.041%	03/17/62	1,032	1,103,454

			4,357,170

Telecommunications — 1.7%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	4,000	4,355,031
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	20,375	21,209,265
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	1,228	1,217,101
3.550%	09/15/55	200	200,404
3.650%	09/15/59	120	121,575
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	2,616	2,672,347
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	2,000	2,007,838
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	980	1,021,278
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	850	903,616
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21(a)	2,779	2,813,738
7.875%	09/15/23	9,650	10,970,105
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	3,025	2,988,108
Sr. Sec’d. Notes
3.000%	02/15/41	1,575	1,557,508
3.300%	02/15/51	1,905	1,898,239
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41	8,440	8,939,903
4.522%	09/15/48	1,620	1,999,750

			64,875,806

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	308	$359,489

TOTAL CORPORATE BONDS (cost $1,276,585,089)			1,361,492,663

MUNICIPAL BONDS — 1.8%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	625	715,431

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	2,455	3,259,626

California — 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,890	7,919,306
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,900	6,668,361
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,475	2,090,621

			16,678,288

Illinois — 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	2,970	4,503,678
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	7,055	7,491,987

			11,995,665

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	2,200	2,998,974

Missouri — 0.0%
University of Missouri,
Revenue Bonds, BABs
5.792%	11/01/41	400	595,768

New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,750	2,800,525
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,075	1,767,536
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	1,920	2,629,690

			7,197,751

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,320	$1,683,990
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	2,000	3,105,700
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	1,940	2,548,462

			7,338,152

North Carolina — 0.2%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.976%(c)	07/25/36	5,900	5,910,482

Ohio — 0.2%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	4,165	6,047,580

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	500	705,935
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,280	1,828,199

			2,534,134

Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,270	1,589,812

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,110	1,401,752

TOTAL MUNICIPAL BONDS (cost $57,565,434)			68,263,415

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.9%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.282%(c)	03/27/36	1,294	1,287,096
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.222%(c)	02/27/37	1,102	1,088,702
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.679%(c)	09/26/45	547	553,407
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.692%(c)	04/25/28	1,078	1,078,596

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.542%(c)	04/25/29	575	$575,041
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.192%(c)	07/25/29	976	976,879
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	07/25/29	2,700	2,706,882
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	10/25/29	1,562	1,562,227
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.092%(c)	10/25/29	5,600	5,603,493
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.492%(c)	06/25/30	123	122,866
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.392%(c)	08/26/30	82	82,094
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.292%(c)	08/26/30	605	608,984
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	08/26/30	715	728,760
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.092%(c)	10/25/30	750	752,808
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	10/25/30	555	566,952
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.792%(c)	10/25/30	720	752,264
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	06/25/30	1,124	1,124,460
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.692%(c)	06/25/30	1,100	1,113,684
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.227%(c)	09/15/21^	8,769	8,746,331
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.846%(c)	08/29/22	13,270	13,278,345
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.041%(cc)	09/25/47	1,025	985,924
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.242%(c)	09/25/31	2,280	2,295,984

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	1,190	$1,207,802
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.892%(c)	04/25/29	620	621,656
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	10/25/30	996	997,637
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.092%(c)	10/25/30	1,340	1,348,308
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.592%(c)	10/25/30	950	965,208
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.168%(c)	10/25/33	1,820	1,842,891
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.718%(c)	10/25/33	2,815	2,870,631
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.492%(c)	05/25/30	1,204	1,220,876
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.018%(c)	11/25/50	1,135	1,187,770
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.192%(c)	06/25/50	565	591,547
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	06/25/50	1,166	1,172,889
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.092%(c)	08/25/50	4,085	4,376,238
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.842%(c)	08/25/50	1,534	1,550,468
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.818%(c)	10/25/50	1,745	1,852,701
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.818%(c)	10/25/50	1,305	1,324,522
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.692%(c)	07/25/50	3,898	3,946,732
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.342%(c)	09/25/50	830	876,223

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.242%(c)	09/25/50	493	$498,190
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.518%(c)	10/25/33	2,750	2,853,732
Freddie Mac REMICS,
Series 4646, Class HV
3.500%	11/15/36	5,802	5,912,698
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	8,763	8,782,338
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	8,333	8,447,938
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	01/26/37	1,332	1,322,693
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	10/26/36	1,063	1,056,200
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	10/26/36	2,025	1,951,239
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.742%(c)	05/25/29	383	383,726
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	10/25/30	1,346	1,350,111
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.342%(c)	10/25/30	1,200	1,212,371
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.242%(c)	10/25/30	600	609,000
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	1,801	1,806,571
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	15,470	15,658,028
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	2,839	2,863,074
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	12/11/21	29,570	29,606,726
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	11/15/21	8,000	7,989,826
Series 2021-10, Class A1X, 144A
0.000%(cc)	02/22/23	10,000	10,017,878
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.860%(c)	03/31/23	9,010	9,046,685

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.860%(c)	03/31/23		10,400	$10,413,420
Series 2021-EBO06, Class A1X, 144A
0.000%(cc)	02/16/22^		10,590	10,590,000
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.642%(c)	07/25/28		171	171,479
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	07/25/29		111	111,434
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.842%(c)	07/25/30		666	667,818
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.492%(c)	10/25/30		253	254,533
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.692%(c)	10/25/30		675	686,813
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.742%(c)	06/25/57		970	971,036
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.907%(c)	12/25/22		10,410	10,458,695
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.011%(c)	02/27/24		17,915	18,079,384
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.492%(c)	03/25/28		19	19,238
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.792%(c)	03/25/28		260	262,626
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	06/25/29		102	101,857
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	10/25/30		2,055	2,063,359
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.692%(c)	10/25/30		1,710	1,732,524
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A
0.000%(cc)	07/30/75	EUR	7,070	8,332,365

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.891%(c)	06/20/22		8,270	$8,273,721

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $256,934,555)				259,105,204

SOVEREIGN BONDS — 3.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		1,381	495,963
0.125%(cc)	01/09/38		1,354	510,075
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		1,235	1,235,157
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,288	1,392,744
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,000	1,117,343
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		640	720,369
6.000%	07/19/28		1,085	1,233,271
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	1,702	2,103,918
6.375%	04/11/31	EUR	1,065	1,315,224
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		1,810	1,819,047
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	745	1,305,556
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,899	2,275,120
1.450%	09/18/26	EUR	1,355	1,672,907
3.375%	07/30/25	EUR	1,700	2,254,895
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	5,055	7,110,683
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		3,400	3,503,777
2.625%	04/20/22		3,800	3,870,664
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		2,000	2,527,601
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,590	2,161,667
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		3,520	4,467,778

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21(d)		4,760	$2,220,586
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		635	817,005
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	5,845	10,442,364
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		16,870	21,246,734
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	1,400	1,815,274
3.875%	10/29/35	EUR	800	1,114,563
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	770	1,072,767
4.125%	03/11/39	EUR	2,457	3,452,365
4.375%	08/22/23		1,500	1,619,018
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	724	865,207
3.125%	05/15/27	EUR	786	1,036,957
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30		4,170	3,952,630
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		800	815,868
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		1,720	1,855,603
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		3,430	3,460,020
8.994%	02/01/24		510	565,574
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	4,605	5,095,722
7.750%	09/01/22		1,550	1,627,613
8.994%	02/01/24(a)		2,800	3,105,113
9.750%	11/01/28		1,600	1,905,073

TOTAL SOVEREIGN BONDS (cost $106,223,567)				111,179,815

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Federal Home Loan Mortgage Corp.
2.500%	09/01/29		173	181,511
2.500%	03/01/30		915	964,209
3.000%	05/01/29		834	880,953
3.000%	09/01/46		6,001	6,319,823
3.500%	09/01/42		536	580,979
4.000%	11/01/37		865	935,023
4.000%	09/01/40		2,697	2,938,795
4.000%	11/01/40		2,112	2,323,559
4.000%	12/01/40		1,489	1,637,458
4.000%	01/01/44		563	613,637
4.000%	01/01/44		590	642,766
4.000%	06/01/48		338	359,986
4.000%	07/01/48		3,911	4,172,516

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/01/40	888	$987,352
4.500%	07/01/41	2,267	2,531,659
4.500%	03/01/42	1,556	1,735,831
4.500%	06/01/44	1,394	1,540,433
6.250%	07/15/32(k)	3,400	4,996,455
6.750%	03/15/31	4,000	5,878,727
Federal Home Loan Mortgage Corp., MTN
2.654%(s)	12/14/29(k)	2,400	2,079,720
Federal National Mortgage Assoc.
2.500%	TBA(tt)	5,000	5,171,484
2.500%	TBA	24,500	25,292,422
2.500%	04/01/28	56	58,655
2.500%	06/01/28	733	770,424
2.500%	08/01/28	347	363,102
2.500%	09/01/28	356	372,255
2.500%	05/01/51	17,547	18,207,779
3.000%	02/01/31	1,218	1,285,813
3.000%	01/01/32	208	219,577
3.000%	07/01/43	204	215,607
3.000%	08/01/43	343	364,891
3.000%	11/01/43	4,413	4,691,701
3.000%	12/01/47	4,704	4,974,767
3.500%	04/01/32	1,690	1,823,643
3.500%	05/01/42	692	747,527
3.500%	05/01/42	890	965,544
3.500%	05/01/42	908	977,972
3.500%	07/01/42	2,917	3,142,145
3.500%	09/01/42	2,241	2,414,016
3.500%	09/01/42	12,696	13,759,404
3.500%	02/01/47	1,831	1,942,363
4.000%	09/01/40	1,325	1,450,266
4.000%	12/01/43	48	52,730
4.000%	07/01/47	4,532	4,949,014
4.000%	09/01/47	1,631	1,747,540
4.000%	10/01/47	5,413	5,925,734
4.000%	11/01/47	1,351	1,475,395
4.000%	10/01/48	221	235,282
4.000%	11/01/48	1,210	1,308,773
4.500%	05/01/39	1,526	1,700,524
4.500%	12/01/40	2,403	2,671,300
4.500%	06/01/48	2,660	2,863,057
4.500%	01/01/49	1,092	1,173,659
6.250%	05/15/29(k)	4,310	5,869,071
6.625%	11/15/30(k)	1,485	2,148,460
7.125%	01/15/30	1,440	2,097,974
Freddie Mac Coupon Strips
3.221%(s)	07/15/32	850	675,418
Government National Mortgage Assoc.
2.500%	TBA	30,000	31,045,313
3.500%	09/15/41	169	181,573
3.500%	11/15/41	3	2,704
3.500%	11/15/41	87	93,427
3.500%	01/15/42	14	15,192
3.500%	02/15/42	127	135,913
3.500%	03/15/42	7	7,522
3.500%	03/15/42	348	371,597
3.500%	05/15/42	121	129,871
3.500%	06/15/42	61	65,680

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/15/42	19	$20,334
3.500%	07/15/42	81	86,246
3.500%	07/15/42	187	200,557
3.500%	07/15/42	236	253,348
3.500%	08/15/42	15	15,599
3.500%	01/15/43	83	89,393
3.500%	02/15/43	116	122,457
3.500%	04/15/43	396	423,654
3.500%	05/15/43	6	6,327
3.500%	05/15/43	12	12,718
3.500%	05/15/43	27	29,075
3.500%	05/15/43	60	66,933
3.500%	05/20/43	3,466	3,719,913
3.500%	07/15/43	337	373,493
3.500%	10/15/43	37	41,317
3.500%	11/15/43	17	18,439
3.500%	12/15/43	446	494,908
3.500%	01/15/44	93	98,869
3.500%	08/20/48	6,266	6,609,867
3.500%	09/20/48	10,540	11,124,564
4.000%	01/20/40	528	578,785
4.000%	10/20/40	459	501,704
4.000%	02/20/41	607	665,841
4.000%	12/20/46	2,529	2,729,104
4.000%	07/20/47	251	268,047
4.000%	12/20/47	1,295	1,382,831
4.000%	01/20/48	8,635	9,188,597
4.500%	05/20/40	1,430	1,581,427
4.500%	12/20/40	1,468	1,623,144
4.500%	11/20/46	436	481,235
4.500%	08/20/48	2,331	2,508,445
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	2,730	2,244,206
2.898%(s)	03/15/33	600	452,682

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $238,703,079)			246,469,531

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds
2.250%	05/15/41(h)	27,020	28,117,687
2.500%	02/15/46(h)	535	579,388
3.125%	02/15/43(h)	680	811,963
U.S. Treasury Notes
1.125%	02/29/28(a)(h)	25,220	25,149,069
1.625%	05/15/31(a)	10,045	10,201,953
2.250%	11/15/27(k)	3,507	3,751,394
2.625%	03/31/25(k)	2,225	2,389,963
2.625%	02/15/29	13,110	14,375,934
2.875%	05/15/28	19,260	21,396,656
U.S. Treasury Strips Coupon
1.417%(s)	02/15/38	5,085	3,644,316
1.498%(s)	08/15/41(k)	28,360	18,352,022
2.339%(s)	08/15/44	4,590	2,755,793
2.363%(s)	11/15/44	1,100	657,680
2.365%(s)	05/15/45	5,190	3,070,209
2.377%(s)	08/15/45	1,905	1,120,601
2.387%(s)	05/15/43	5,750	3,556,465
2.415%(s)	11/15/40	8,605	5,696,443

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.426%(s)	05/15/44	9,890	$5,981,905
2.429%(s)	02/15/43	285	177,246
U.S. Treasury Strips Principal
2.035%(s)	11/15/44	6,340	3,860,466

TOTAL U.S. TREASURY OBLIGATIONS (cost $157,454,754)			155,647,153

TOTAL LONG-TERM INVESTMENTS (cost $3,591,921,897)			3,733,706,746

		Shares

SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS — 3.1%
PGIM Core Ultra Short Bond Fund(wa)		79,923,043	79,923,043
PGIM Institutional Money Market Fund (cost $35,713,284; includes $35,710,560 of cash collateral for securities on loan)(b)(wa)		35,791,021	35,769,547

TOTAL AFFILIATED MUTUAL FUNDS (cost $115,636,327)			115,692,590

OPTIONS PURCHASED*~ — 0.0% (cost $357,534)			92,252

TOTAL SHORT-TERM INVESTMENTS (cost $115,993,861)			115,784,842

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.3% (cost $3,707,915,758)			3,849,491,588

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $361,349)			(269,299)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.3% (cost $3,707,554,409)			3,849,222,289
Liabilities in excess of other assets(z) — (3.3)%			(121,901,334)

NET ASSETS — 100.0%			$3,727,320,955

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19,342,975 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,044,801; cash collateral of $35,710,560 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 5,000,000 is 0.1% of net assets.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$112.00	5.00(Q)	CDX.NA.HY.36.V1(Q)	14,090	$8
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	15,330	132
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	07/21/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	30,430	262

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	14,990	$24
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	30,430	448
CDX.NA.IG.36.V1, 06/20/26	Call	JPMorgan Chase Bank, N.A.	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	16,340	240
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$108.00	CDX.NA.HY.36.V1(Q)	5.00%(Q)	14,090	46,207
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.55%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	15,330	3,347
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.58%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	30,430	4,740
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.55%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	14,990	10,548
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.58%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	30,430	17,109
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	08/18/21	0.58%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	16,340	9,187

Total Options Purchased (cost $357,534)								$92,252

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$109.50	CDX.NA.HY.36.V1(Q)	5.00%(Q)	14,090	$(85,155)
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	15,330	(18,763)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	07/21/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	30,430	(37,245)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG Goldman	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	14,990	(10,264)
CDX.NA.IG.36.V1, 06/20/26	Call	Sachs International JPMorgan	08/18/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	30,430	(44,664)
CDX.NA.IG.36.V1, 06/20/26	Call	Chase Bank, N.A.	08/18/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	16,340	(23,983)
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$105.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	14,090	(18,275)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	15,330	(958)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	30,430	(1,901)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG Goldman	08/18/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	14,990	(3,728)
CDX.NA.IG.36.V1, 06/20/26	Put	Sachs International JPMorgan	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	30,430	(6,058)
CDX.NA.IG.36.V1, 06/20/26	Put	Chase Bank, N.A.	08/18/21	0.78%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	16,340	(2,955)

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		36,170	$(6,105)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	4,290	(9,245)

Total Options Written (premiums received $361,349)									$(269,299)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4,568	5 Year U.S. Treasury Notes	Sep. 2021	$563,826,824	$(1,281,541)
183	10 Year U.S. Treasury Notes	Sep. 2021	24,247,500	22,904
303	10 Year U.S. Ultra Treasury Notes	Sep. 2021	44,602,548	675,934
1,230	20 Year U.S. Treasury Bonds	Sep. 2021	197,722,500	4,951,108
1,429	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	275,350,438	10,539,281

				14,907,686

Short Positions:
3,202	2 Year U.S. Treasury Notes	Sep. 2021	705,465,639	1,051,851
371	5 Year Euro-Bobl	Sep. 2021	59,014,362	(68,650)
311	10 Year Euro-Bund	Sep. 2021	63,653,088	(378,871)
413	Euro Schatz Index	Sep. 2021	54,916,612	8,511

				612,841

				$15,520,527

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/21	UBS AG	GBP	30,540	$42,521,194	$42,246,593	$—	$(274,601)
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR	196,744	234,912,073	233,299,054	—	(1,613,019)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	3,312	4,040,636	3,926,943	—	(113,693)

				$281,473,903	$279,472,590	—	(2,001,313)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/21	Bank of America, N.A.	GBP	30,540	$43,247,625	$42,246,594	$1,001,031	$—
Expiring 08/03/21	UBS AG	GBP	30,540	42,523,454	42,250,479	272,975	—
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR	200,055	244,612,558	237,225,997	7,386,561	—

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/03/21	Citibank, N.A.	EUR	196,744	$235,061,992	$233,452,163	$1,609,829	$—

				$565,445,629	$555,175,233	10,270,396	—

						$10,270,396	$(2,001,313)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia (D01)	12/20/23	1.000%(Q)	3,000	0.224%	$58,914	$(1,522)	$60,436	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	10,000	0.156%	213,358	(5,075)	218,433	Barclays Bank PLC
Republic of Brazil (D01)	12/20/23	1.000%(Q)	15,000	0.909%	37,926	(7,612)	45,538	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	3,000	0.277%	54,900	(1,522)	56,422	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	4,000	0.783%	22,618	(2,030)	24,648	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	4,000	0.333%	67,513	(2,030)	69,543	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	3,000	0.323%	51,428	(1,522)	52,950	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	3,000	0.408%	45,069	(1,522)	46,591	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	3,000	0.216%	59,483	(1,522)	61,005	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	9,000	1.050%	(8,574)	(4,567)	(4,007)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	15,000	3.355%	(836,107)	(7,612)	(828,495)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	9,000	0.440%	127,910	(4,567)	132,477	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	13,000	0.433%	187,157	(6,597)	193,754	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	1,200	0.343%	35,599	(2,528)	38,127	Morgan Stanley & Co. International PLC
Government of Malaysia (D02)	12/20/25	1.000%(Q)	1,800	0.397%	48,814	(3,792)	52,606	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	1,200	0.470%	28,727	(2,528)	31,255	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/25	1.000%(Q)	7,200	0.323%	219,722	(15,169)	234,891	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/25	1.000%(Q)	3,000	18.542%	(1,509,658)	(6,320)	(1,503,338)	Morgan Stanley & Co. International PLC
Republic of Brazil (D02)	12/20/25	1.000%(Q)	7,200	1.512%	(158,205)	(15,169)	(143,036)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/25	1.000%(Q)	1,200	0.522%	25,887	(2,528)	28,415	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/25	1.000%(Q)	3,000	1.251%	(32,083)	(6,320)	(25,763)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	4,800	0.663%	73,080	(10,113)	83,193	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/25	1.000%(Q)	1,200	0.595%	21,955	(2,528)	24,483	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D02)	12/20/25	1.000%(Q)	1,200	0.744%	$13,976	$(2,528)	$16,504	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	12/20/25	1.000%(Q)	1,200	0.395%	32,684	(2,528)	35,212	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/25	1.000%(Q)	5,400	1.701%	(162,448)	(11,377)	(151,071)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/25	1.000%(Q)	7,200	3.726%	(795,160)	(15,169)	(779,991)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D02)	12/20/25	1.000%(Q)	1,200	3.854%	(138,068)	(2,528)	(135,540)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	12/20/25	1.000%(Q)	3,600	0.748%	41,205	(7,584)	48,789	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/25	1.000%(Q)	1,200	0.343%	35,570	(2,528)	38,098	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/25	1.000%(Q)	7,200	0.832%	55,629	(15,169)	70,798	Morgan Stanley & Co. International PLC

					$(2,081,179)	$(174,106)	$(1,907,073)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)**:
CDX.EM.30.V3 (D01)	12/20/23	1.000%(Q)	94,000	$(111,065)	$(13,902)	$(97,163)	Barclays Bank PLC
CDX.EM.34.V1 (D02)	12/20/25	1.000%(Q)	60,000	2,072,833	70,226	2,002,607	Morgan Stanley & Co. International PLC

				$1,961,768	$56,324	$1,905,444

*

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/21	0.250%(M)	36,170	0.250%	$12,749	$(3,604)	$16,353	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	14,010	$(50,518)	$(50,653)	$135	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)		1,710	(22,456)	4,951	(27,407)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		1,685	(22,128)	12,363	(34,491)	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	565	$(7,420)	$4,642	$(12,062)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(7,419)	4,263	(11,682)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(7,420)	1,539	(8,959)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	290	(3,808)	839	(4,647)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	400	(5,562)	2,344	(7,906)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	355	(4,937)	1,737	(6,674)	Citibank, N.A.

				$(131,668)	$(17,975)	$(113,693)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co. (The)	12/20/21	1.000%(Q)	13,800	0.456%	$40,244	$35,369	$4,875	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	3,955	2.411%	(107,344)	(52,560)	(54,784)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,425	2.411%	(38,676)	(36,661)	(2,015)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,405	2.411%	(38,133)	(43,390)	5,257	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.411%	(12,757)	(12,149)	(608)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.411%	(12,757)	(14,875)	2,118	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.411%	(12,756)	(14,605)	1,849	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	240	2.411%	(6,514)	(6,171)	(343)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	3.220%	(29,190)	(26,527)	(2,663)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	355	3.220%	(25,907)	(23,269)	(2,638)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	1,610	0.855%	7,245	(12,127)	19,372	Citibank, N.A.

					$(236,545)	$(206,965)	$(29,580)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	94,320	$(1,982,301)	$(2,429,565)	$(447,264)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
3,520	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(126,469)	$(126,469)
3,000	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(123,155)	(123,155)
9,050	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(370,529)	(370,529)
2,800	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(31,945)	(31,945)

				$—	$(652,098)	$(652,098)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	12,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(51)	$(146,256)	$(146,205)
AUD	1,930	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(40)	(54,414)	(54,374)
AUD	1,880	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	(40)	(51,926)	(51,886)
AUD	9,400	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(1,012)	196,973	197,985
AUD	3,135	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(348)	76,904	77,252
BRL	47,377	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(198,304)	(198,304)
BRL	37,800	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(278,743)	(278,743)
BRL	41,428	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(308,243)	(308,243)
BRL	13,907	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	52,520	52,520
BRL	15,722	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	65,118	65,118
BRL	15,171	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(174,936)	(174,936)
BRL	12,985	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(143,774)	(143,774)
BRL	23,425	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(261,094)	(261,094)
BRL	46,256	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(517,265)	(517,265)
BRL	12,873	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(20,433)	(20,433)
CAD	16,610	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(138)	(277,828)	(277,690)
CAD	14,120	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(116)	(244,049)	(243,933)
CLP	16,140,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(1,645,423)	(1,645,423)
COP	8,418,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(16,284)	(16,284)
COP	5,947,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(66,975)	(66,975)
COP	4,161,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(46,140)	(46,140)
GBP	3,270	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(103,656)	(91,122)	12,534
GBP	8,304	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(442,823)	(314,674)	128,149
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(42,101)	(42,101)
GBP	4,490	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(350,312)	(238,041)	112,271
HUF	213,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(57,197)	(57,197)
HUF	3,333,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(886,387)	(886,387)
HUF	936,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(198,399)	(198,399)
MXN	64,070	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(143)	(65,635)	(65,492)
MXN	94,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(69)	(446,430)	(446,361)
MXN	13,030	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(56)	(65,973)	(65,917)
MXN	34,660	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(47)	(187,935)	(187,888)
MXN	131,800	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(174)	(720,331)	(720,157)
MXN	34,800	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(59)	(199,872)	(199,813)
MXN	9,775	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(61)	(60,941)	(60,880)

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	4,600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	$—	$(48,801)	$(48,801)
NZD	1,810	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(80,500)	(80,500)
NZD	7,860	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	3,695	(346,476)	(350,171)
NZD	2,690	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(119,097)	(119,097)
NZD	4,580	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	34,439	34,439
PLN	7,640	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	2,920	(87,277)	(90,197)
PLN	30,010	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(26,157)	(365,666)	(339,509)
PLN	11,710	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	8,244	18,742	10,498
	9,620	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	124,951	124,951
	10,860	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	145,159	145,159
	6,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(179,977)	(179,977)
	775	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	14,934	14,934
	2,260	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	47,003	47,003
	7,310	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(206,149)	(206,149)
ZAR	58,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,357)	135,789	138,146
ZAR	78,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(21,455)	174,763	196,218
ZAR	42,100	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,034	116,412	115,378
ZAR	46,700	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(383)	171,537	171,920
ZAR	31,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(265)	122,543	122,808
ZAR	7,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(138)	71,154	71,292
ZAR	15,700	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(62)	123,568	123,630
ZAR	36,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(659)	403,935	404,594
ZAR	18,200	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(994)	12,110	13,104
ZAR	129,800	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,335)	2,146	5,481
ZAR	7,200	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(103)	(2,058)	(1,955)
ZAR	55,700	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(73,114)	(111,097)	(37,983)
ZAR	19,200	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(403)	36,631	37,034

					$(1,012,677)	$(7,426,892)	$(6,414,215)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,206	$2,894	$(2,215)	$5,109

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$138,273	$(486,814)	$3,721,843	$(3,845,283)

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$31,220,069

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$64,884,570	$—
Collateralized Loan Obligations	—	718,195,103	—
Consumer Loans	—	40,364,325	—
Credit Cards	—	19,663,592	—
Equipment	—	7,195,483	—
Home Equity Loans	—	7,802,441	—
Manufactured Housing	—	4,597,352	—
Other	—	15,228,918	—
Residential Mortgage-Backed Securities	—	17,990,164	—
Student Loans	—	45,984,915	—
Bank Loans	—	9,392,151	—
Commercial Mortgage-Backed Securities	—	580,249,951	—
Corporate Bonds	—	1,361,492,663	—
Municipal Bonds	—	68,263,415	—
Residential Mortgage-Backed Securities	—	239,768,873	19,336,331
Sovereign Bonds	—	111,179,815	—
U.S. Government Agency Obligations	—	246,469,531	—
U.S. Treasury Obligations	—	155,647,153	—
Short-Term Investments
Affiliated Mutual Funds	115,692,590	—	—
Options Purchased	—	92,252	—

Total	$115,692,590	$3,714,462,667	$19,336,331

Liabilities
Options Written	$—	$(263,194)	$(6,105)

Other Financial Instruments*
Assets
Futures Contracts	$17,249,589	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	10,270,396	—
OTC Packaged Credit Default Swap Agreements	—	3,631,957	—
OTC Credit Default Swap Agreements	—	47,489	12,749
Centrally Cleared Interest Rate Swap Agreements	—	2,422,418	—
OTC Total Return Swap Agreement	—	2,894	—

Total	$17,249,589	$16,375,154	$12,749

Liabilities
Futures Contracts	$(1,729,062)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,001,313)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Packaged Credit Default Swap Agreements	$—	$(3,751,368)	$—
Centrally Cleared Credit Default Swap Agreement	—	(447,264)	—
OTC Credit Default Swap Agreements	—	(415,702)	—
Centrally Cleared Inflation Swap Agreements	—	(652,098)	—
Centrally Cleared Interest Rate Swap Agreements	—	(8,836,633)	—

Total	$(1,729,062)	$(16,104,378)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Collateralized Loan Obligations	19.3%
Commercial Mortgage-Backed Securities	15.6
Banks	12.3
Residential Mortgage-Backed Securities	7.4
U.S. Government Agency Obligations	6.6
U.S. Treasury Obligations	4.2
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.1
Sovereign Bonds	3.0
Pharmaceuticals	2.5
Electric	2.1
Healthcare-Services	2.1
Oil & Gas	2.0
Pipelines	2.0
Municipal Bonds	1.8
Automobiles	1.8
Telecommunications	1.7
Media	1.7
Student Loans	1.2
Auto Manufacturers	1.1
Consumer Loans	1.1
Real Estate Investment Trusts (REITs)	1.0
Foods	0.9
Retail	0.9
Insurance	0.9
Commercial Services	0.7
Chemicals	0.6
Credit Cards	0.5
Diversified Financial Services	0.5
Airlines	0.5
Healthcare-Products	0.4
Other	0.4

Lodging	0.4%
Miscellaneous Manufacturing	0.2
Aerospace & Defense	0.2
Home Equity Loans	0.2
Gas	0.2
Equipment	0.2
Multi-National	0.2
Electrical Components & Equipment	0.2
Beverages	0.2
Building Materials	0.2
Oil & Gas Services	0.1
Agriculture	0.1
Manufactured Housing	0.1
Forest Products & Paper	0.1
Mining	0.1
Software	0.1
Home Builders	0.1
Savings & Loans	0.1
Machinery-Diversified	0.1
Household Products/Wares	0.1
Engineering & Construction	0.1
Auto Parts & Equipment	0.1
Transportation	0.0	*
Options Purchased	0.0	*

	103.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$447,264	*
Credit contracts	Premiums paid for OTC swap agreements	138,273		Premiums received for OTC swap agreements	484,599
Credit contracts	Unaffiliated investments	92,252		Options written outstanding, at value	269,299
Credit contracts	Unrealized appreciation on OTC swap agreements	3,716,734		Unrealized depreciation on OTC swap agreements	3,845,283
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,270,396		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,001,313
Interest rate contracts	Due from/to broker-variation margin futures	17,249,589	*	Due from/to broker-variation margin futures	1,729,062	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,422,418	*	Due from/to broker-variation margin swaps	9,488,731	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	2,215
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,109		—	—

		$33,894,771			$18,267,766

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(561,990)
Foreign exchange contracts	—	(6,144,078)	—
Interest rate contracts	(57,644,434)	—	942,196

Total	$(57,644,434)	$(6,144,078)	$380,206

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$(265,282)	$92,050	$—	$—	$(90,735)
Foreign exchange contracts	—	—	—	12,379,578	—
Interest rate contracts	—	—	20,374,293	—	(11,493,929)

Total	$(265,282)	$92,050	$20,374,293	$12,379,578	$(11,584,664)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)

$119,178	$94,825,623	$1,040,295,747	$971,038,598	$173,858,238

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)

$395,281,908	$264,498,806	$262,059,119

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)

$181,850,076	$1,343,356	$11,313,333

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$35,044,801	$(35,044,801)	$—

Offsetting of OTC derivative assets and liabilities:

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$1,044,754	$(19,721)	$1,025,033	$(841,738)	$183,295
Barclays Bank PLC	966,934	(1,090,311)	(123,377)	123,377	—
BNP Paribas S.A.	46,215	(103,430)	(57,215)	—	(57,215)
Citibank, N.A.	9,057,664	(1,924,888)	7,132,776	(6,190,000)	942,776
Credit Suisse International	5,109	(109,559)	(104,450)	104,450	—
Deutsche Bank AG	10,572	(13,992)	(3,420)	—	(3,420)
Goldman Sachs International	33,910	(60,431)	(26,521)	26,521	—
JPMorgan Chase Bank, N.A.	9,427	(140,631)	(131,204)	—	(131,204)
Morgan Stanley & Co. International PLC	2,775,204	(2,865,145)	(89,941)	33,052	(56,889)
UBS AG	272,975	(274,601)	(1,626)	—	(1,626)

	$14,222,764	$(6,602,709)	$7,620,055	$(6,744,338)	$875,717

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $35,044,801:
Unaffiliated investments (cost $3,592,279,431)	$3,733,798,998
Affiliated investments (cost $115,636,327)	115,692,590
Cash	5,321,541
Foreign currency, at value (cost $771,516)	765,807
Dividends and interest receivable	20,875,310
Receivable for investments sold	19,904,826
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,270,396
Unrealized appreciation on OTC swap agreements	3,721,843
Due from broker-variation margin futures	2,406,104
Premiums paid for OTC swap agreements	138,273
Receivable for Portfolio shares sold	87,469
Tax reclaim receivable	8,899
Prepaid expenses and other assets	30,928

Total Assets	3,913,022,984

LIABILITIES
Payable for investments purchased	141,928,351
Payable to broker for collateral for securities on loan	35,710,560
Unrealized depreciation on OTC swap agreements	3,845,283
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,001,313
Management fee payable	594,560
Premiums received for OTC swap agreements	486,814
Due to broker-variation margin swaps	273,747
Options written outstanding, at value (premiums received $361,349)	269,299
Accrued expenses and other liabilities	266,419
Payable for Portfolio shares purchased	164,061
Distribution fee payable	151,803
Payable to affiliate	8,899
Trustees’ fees payable	487
Affiliated transfer agent fee payable	433

Total Liabilities	185,702,029

NET ASSETS	$3,727,320,955

Net assets were comprised of:
Partners’ Equity	$3,727,320,955

Net asset value and redemption price per share, $3,727,320,955 / 266,938,468 outstanding shares of beneficial interest	$13.96

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$49,859,263
Affiliated dividend income	107,222
Income from securities lending, net (including affiliated income of $18,284)	26,642

Total income	49,993,127

EXPENSES
Management fee	8,634,415
Distribution fee	4,638,660
Custodian and accounting fees	122,512
Trustees’ fees	27,566
Audit fee	26,549
Legal fees and expenses	15,069
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,589
Shareholders’ reports	1,736
Miscellaneous	45,699

Total expenses	13,515,795

NET INVESTMENT INCOME (LOSS)	36,477,332

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,806))	14,297,984
Futures transactions	(57,644,434)
Forward currency contract transactions	(6,144,078)
Swap agreements transactions	380,206
Foreign currency transactions	2,455,295

(46,655,027)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,810))	(74,114,942)
Futures	20,374,293
Forward currency contracts	12,379,578
Options written	92,050
Swap agreements	(11,584,664)
Foreign currencies	244,297

(52,609,388)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(99,264,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(62,787,083)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$36,477,332	$87,005,716
Net realized gain (loss) on investment and foreign currency transactions	(46,655,027)	(34,535,108)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(52,609,388)	150,549,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(62,787,083)	203,020,204

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [18,779,462 and 97,716,618 shares, respectively]	259,370,327	1,307,059,849
Portfolio shares purchased [19,135,761 and 151,384,183 shares, respectively]	(264,077,276)	(2,013,330,080)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,706,949)	(706,270,231)

TOTAL INCREASE (DECREASE)	(67,494,032)	(503,250,027)
NET ASSETS:
Beginning of period	3,794,814,987	4,298,065,014

End of period	$3,727,320,955	$3,794,814,987

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 129.1%
COMMON STOCKS
Aerospace & Defense — 2.8%
Curtiss-Wright Corp.(u)	20,800	$2,470,208
General Dynamics Corp.(u)	18,600	3,501,636
Lockheed Martin Corp.(u)	10,000	3,783,500
Raytheon Technologies Corp.	24,404	2,081,905
Vectrus, Inc.*	15,900	756,681

		12,593,930

Auto Components — 0.9%
Adient PLC*(u)	59,700	2,698,440
Tenneco, Inc. (Class A Stock)*	60,000	1,159,200

		3,857,640

Automobiles — 0.7%
Ford Motor Co.*	69,400	1,031,284
General Motors Co.*	27,300	1,615,341
Tesla, Inc.*(u)	1,000	679,700

		3,326,325

Banks — 3.9%
Citigroup, Inc.(u)	69,740	4,934,105
Citizens Financial Group, Inc.	8,800	403,656
Hanmi Financial Corp.	22,100	421,226
Heartland Financial USA, Inc.	20,700	972,693
JPMorgan Chase & Co.(u)	34,200	5,319,468
KeyCorp.	35,100	724,815
OFG Bancorp (Puerto Rico)	31,600	698,992
QCR Holdings, Inc.	4,800	230,832
Wells Fargo & Co.(u)	78,100	3,537,149

		17,242,936

Beverages — 0.6%
Coca-Cola Co. (The)(u)	44,000	2,380,840
National Beverage Corp.	3,600	170,028

		2,550,868

Biotechnology — 2.8%
AbbVie, Inc.(u)	41,239	4,645,161
Biogen, Inc.*	900	311,643
Emergent BioSolutions, Inc.*	23,500	1,480,265
Gilead Sciences, Inc.(u)	55,100	3,794,186
Organogenesis Holdings, Inc.*	27,800	462,036
Regeneron Pharmaceuticals, Inc.*	1,100	614,394
Vanda Pharmaceuticals, Inc.*	10,400	223,704
Vertex Pharmaceuticals, Inc.*	3,700	746,031

		12,277,420

Building Products — 1.3%
American Woodmark Corp.*	12,100	988,449
Carrier Global Corp.	10,500	510,300
JELD-WEN Holding, Inc.*	46,200	1,213,212
Masco Corp.	3,100	182,621
UFP Industries, Inc.(u)	37,500	2,787,750

		5,682,332

Capital Markets — 3.5%
Evercore, Inc. (Class A Stock)	12,400	1,745,548
Goldman Sachs Group, Inc. (The)(u)	11,600	4,402,548

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Morgan Stanley(u)	41,500	$3,805,135
Piper Sandler Cos	14,600	1,891,576
Raymond James Financial, Inc.(u)	23,800	3,091,620
StoneX Group, Inc.*	7,800	473,226

		15,409,653

Chemicals — 2.8%
Cabot Corp.(u)	49,200	2,800,956
Celanese Corp.	1,400	212,240
DuPont de Nemours, Inc.	14,200	1,099,222
Huntsman Corp.	56,400	1,495,728
LyondellBasell Industries NV (Class A Stock)	6,800	699,516
Mosaic Co. (The)	43,300	1,381,703
Trinseo SA	35,100	2,100,384
Westlake Chemical Corp.(u)	28,200	2,540,538

		12,330,287

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	31,400	1,392,590
BrightView Holdings, Inc.*	20,700	333,684
HNI Corp.	18,700	822,239

		2,548,513

Communications Equipment — 0.8%
Cambium Networks Corp.*	5,500	265,925
Cisco Systems, Inc.	11,800	625,400
Plantronics, Inc.*	28,400	1,185,132
Ubiquiti, Inc.	4,500	1,404,855

		3,481,312

Construction & Engineering — 0.7%
EMCOR Group, Inc.	12,400	1,527,556
Primoris Services Corp.	54,500	1,603,935

		3,131,491

Consumer Finance — 1.7%
Capital One Financial Corp.(u)	25,600	3,960,064
Discover Financial Services	2,800	331,212
OneMain Holdings, Inc.	18,000	1,078,380
SLM Corp.	14,500	303,630
Synchrony Financial	35,600	1,727,312

		7,400,598

Distributors — 0.2%
Genuine Parts Co.	6,300	796,761

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	12,600	3,501,792

Diversified Telecommunication Services — 1.9%
AT&T, Inc.(u)	92,600	2,665,028
Verizon Communications, Inc.(u)	99,200	5,558,176

		8,223,204

Electric Utilities — 0.7%
Evergy, Inc.	7,000	423,010
Exelon Corp.(u)	48,800	2,162,328

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Otter Tail Corp.	10,900	$532,029

		3,117,367

Electrical Equipment — 1.7%
Acuity Brands, Inc.(u)	18,200	3,403,946
Atkore, Inc.*	24,300	1,725,300
Encore Wire Corp.	13,400	1,015,586
nVent Electric PLC	44,500	1,390,180

		7,535,012

Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.*	11,400	1,297,662
Jabil, Inc.(u)	49,400	2,871,128
Sanmina Corp.*	30,900	1,203,864
ScanSource, Inc.*	20,800	585,104
SYNNEX Corp.	12,500	1,522,000

		7,479,758

Energy Equipment & Services — 0.4%
Halliburton Co.	41,300	954,856
Oceaneering International, Inc.*	58,800	915,516

		1,870,372

Entertainment — 2.5%
Activision Blizzard, Inc.(u)	39,100	3,731,704
Electronic Arts, Inc.(u)	22,800	3,279,324
Playtika Holding Corp.*(u)	106,800	2,546,112
World Wrestling Entertainment, Inc. (Class A Stock)	27,200	1,574,608

		11,131,748

Equity Real Estate Investment Trusts (REITs) — 2.3%
Apple Hospitality REIT, Inc.	92,100	1,405,446
Gaming & Leisure Properties, Inc.	8,100	375,273
Piedmont Office Realty Trust, Inc. (Class A Stock)(u)	134,100	2,476,827
PotlatchDeltic Corp.(u)	47,500	2,524,625
Weyerhaeuser Co.(u)	94,300	3,245,806

		10,027,977

Food & Staples Retailing — 1.6%
Kroger Co. (The)(u)	78,700	3,014,997
Walmart, Inc.(u)	27,800	3,920,356

		6,935,353

Food Products — 1.3%
Conagra Brands, Inc.	54,200	1,971,796
Kraft Heinz Co. (The)	52,300	2,132,794
Sanderson Farms, Inc.	2,900	545,113
Tyson Foods, Inc. (Class A Stock)	14,500	1,069,520

		5,719,223

Health Care Equipment & Supplies — 6.5%
Abbott Laboratories(u)	46,000	5,332,780
Align Technology, Inc.*(u)	5,900	3,604,900
Becton, Dickinson & Co.(u)	14,600	3,550,574
Boston Scientific Corp.*(u)	80,600	3,446,456
Danaher Corp.(u)	18,500	4,964,660

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
DENTSPLY SIRONA, Inc.(u)	38,400	$2,429,184
IDEXX Laboratories, Inc.*(u)	3,900	2,463,045
Integer Holdings Corp.*	11,000	1,036,200
West Pharmaceutical Services, Inc.	6,000	2,154,600

		28,982,399

Health Care Providers & Services — 5.0%
Anthem, Inc.(u)	11,200	4,276,160
Cigna Corp.(u)	12,500	2,963,375
HCA Healthcare, Inc.(u)	16,300	3,369,862
Humana, Inc.	2,200	973,984
Laboratory Corp. of America Holdings* .	5,200	1,434,420
McKesson Corp.(u)	15,000	2,868,600
UnitedHealth Group, Inc.(u)	15,400	6,166,776

		22,053,177

Health Care Technology — 0.1%
NextGen Healthcare, Inc.*	19,900	330,141

Hotels, Restaurants & Leisure — 3.3%
Century Casinos, Inc.*	44,200	593,606
Darden Restaurants, Inc.(u)	24,300	3,547,557
Del Taco Restaurants, Inc.	116,100	1,162,161
Jack in the Box, Inc.	1,800	200,592
McDonald’s Corp.(u)	21,100	4,873,889
Papa John’s International, Inc.	5,900	616,196
RCI Hospitality Holdings, Inc.	3,200	211,840
Red Rock Resorts, Inc. (Class A Stock)*	27,300	1,160,250
Starbucks Corp.(u)	19,900	2,225,019

		14,591,110

Household Durables — 0.8%
Ethan Allen Interiors, Inc.	6,900	190,440
PulteGroup, Inc.	7,600	414,732
Skyline Champion Corp.*(u)	53,800	2,867,540

		3,472,712

Household Products — 0.5%
Procter & Gamble Co. (The)	15,000	2,023,950

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	59,000	1,538,130

Industrial Conglomerates — 0.4%
3M Co.	8,700	1,728,081
Honeywell International, Inc.	900	197,415

		1,925,496

Insurance — 1.7%
Allstate Corp. (The)(u)	18,300	2,387,052
American Financial Group, Inc.	5,300	661,016
American International Group, Inc.	25,200	1,199,520
Old Republic International Corp.	64,100	1,596,731
Stewart Information Services Corp.	24,100	1,366,229
Travelers Cos., Inc. (The)	1,200	179,652

		7,390,200

Interactive Media & Services — 7.2%
Alphabet, Inc. (Class A Stock)*(u)	4,600	11,232,234

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*(u)	3,137	$7,862,326
Facebook, Inc. (Class A Stock)*(u)	36,100	12,552,331

		31,646,891

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.*(u)	5,100	17,544,816
Overstock.com, Inc.*	12,000	1,106,400
Qurate Retail, Inc. (Class A Stock)	22,200	290,598
Shutterstock, Inc.	5,500	539,935

		19,481,749

IT Services — 5.4%
Accenture PLC (Class A Stock)(u)	17,600	5,188,304
Amdocs Ltd.	12,500	967,000
Automatic Data Processing, Inc.(u)	12,500	2,482,750
BM Technologies, Inc. (original cost $75,557; purchased 04/15/20 - 06/30/20)*^(f)	8,710	102,802
Cognizant Technology Solutions Corp. (Class A Stock)(u)	49,100	3,400,666
EPAM Systems, Inc.*(u)	7,200	3,678,912
Gartner, Inc.*	2,000	484,400
Genpact Ltd.	31,100	1,412,873
Hackett Group, Inc. (The)	42,200	760,444
International Money Express, Inc.*	11,600	172,260
Maximus, Inc.	13,400	1,178,798
PayPal Holdings, Inc.*(u)	8,800	2,565,024
Sykes Enterprises, Inc.*	31,200	1,675,440

		24,069,673

Leisure Products — 1.6%
Brunswick Corp.(u)	27,700	2,759,474
Johnson Outdoors, Inc. (Class A Stock)	6,400	774,400
Smith & Wesson Brands, Inc.(u)	100,100	3,473,470

		7,007,344

Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	9,000	1,330,290
Charles River Laboratories International, Inc.*	2,800	1,035,776
IQVIA Holdings, Inc.*(u)	15,500	3,755,960
Mettler-Toledo International, Inc.*(u)	1,600	2,216,544
PerkinElmer, Inc.(u)	17,500	2,702,175
Thermo Fisher Scientific, Inc.(u)	11,000	5,549,170

		16,589,915

Machinery — 3.5%
AGCO Corp.(u)	22,400	2,920,512
Alamo Group, Inc.	1,200	183,216
Crane Co.	5,400	498,798
Cummins, Inc.(u)	12,000	2,925,720
Deere & Co.(u)	9,000	3,174,390
Hillenbrand, Inc.	8,100	357,048
Mueller Industries, Inc.	37,900	1,641,449
Oshkosh Corp.	6,300	785,232
Parker-Hannifin Corp.	4,600	1,412,706
REV Group, Inc.	15,100	236,919

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Timken Co. (The)	17,600	$1,418,384

		15,554,374

Marine — 0.7%
Eagle Bulk Shipping, Inc.*	7,800	369,096
Genco Shipping & Trading Ltd.	19,600	370,048
Matson, Inc.(u)	39,100	2,502,400

		3,241,544

Media — 1.3%
Gray Television, Inc.	87,600	2,049,840
News Corp. (Class B Stock)	19,800	482,130
Nexstar Media Group, Inc. (Class A Stock)(u)	20,600	3,046,328

		5,578,298

Metals & Mining — 2.2%
Alcoa Corp.*(u)	77,800	2,866,152
Freeport-McMoRan, Inc.(u)	102,600	3,807,486
Reliance Steel & Aluminum Co.	2,900	437,610
Steel Dynamics, Inc.(u)	46,300	2,759,480

		9,870,728

Multi-Utilities — 0.9%
MDU Resources Group, Inc.(u)	104,400	3,271,896
Public Service Enterprise Group, Inc.	13,400	800,516

		4,072,412

Oil, Gas & Consumable Fuels — 2.2%
APA Corp.(u)	120,400	2,604,252
Cheniere Energy, Inc.*(u)	26,400	2,289,936
ConocoPhillips(u)	38,100	2,320,290
EOG Resources, Inc.	9,800	817,712
Exxon Mobil Corp.	15,900	1,002,972
Targa Resources Corp.	11,700	520,065

		9,555,227

Personal Products — 1.1%
Medifast, Inc.(u)	9,300	2,631,714
Nu Skin Enterprises, Inc. (Class A Stock)	26,400	1,495,560
USANA Health Sciences, Inc.*	8,300	850,169

		4,977,443

Pharmaceuticals — 4.4%
Amneal Pharmaceuticals, Inc.*	110,200	564,224
Bristol-Myers Squibb Co.(u)	73,900	4,937,998
Johnson & Johnson(u)	48,800	8,039,312
Pfizer, Inc.(u)	142,900	5,595,964
Viatris, Inc.	8,474	121,093

		19,258,591

Professional Services — 0.5%
Kelly Services, Inc. (Class A Stock)*	6,900	165,393
Kforce, Inc.	17,300	1,088,689
Korn Ferry	14,900	1,080,995

		2,335,077

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	7,700	$660,121
Marcus & Millichap, Inc.*	9,300	361,491
Newmark Group, Inc. (Class A Stock)	40,600	487,606
RMR Group, Inc. (The) (Class A Stock)	13,600	525,504

		2,034,722

Road & Rail — 1.0%
Marten Transport Ltd.	11,600	191,284
Schneider National, Inc. (Class B Stock)	83,300	1,813,441
Werner Enterprises, Inc.(u)	56,700	2,524,284

		4,529,009

Semiconductors & Semiconductor Equipment — 6.7%
Applied Materials, Inc.(u)	34,000	4,841,600
Broadcom, Inc.(u)	7,400	3,528,616
Entegris, Inc.	6,900	848,493
Intel Corp.(u)	102,180	5,736,385
KLA Corp.	1,900	615,999
Lam Research Corp.	1,400	910,980
MKS Instruments, Inc.(u)	19,300	3,434,435
Qorvo, Inc.*	1,700	332,605
QUALCOMM, Inc.(u)	32,700	4,673,811
Skyworks Solutions, Inc.(u)	12,500	2,396,875
Ultra Clean Holdings, Inc.*(u)	41,700	2,240,124

		29,559,923

Software — 13.9%
A10 Networks, Inc.*	87,200	981,872
Adobe, Inc.*(u)	11,300	6,617,732
Autodesk, Inc.*	2,600	758,940
Cadence Design Systems, Inc.*	14,900	2,038,618
CDK Global, Inc.	4,500	223,605
ChannelAdvisor Corp.*	76,700	1,879,917
Dolby Laboratories, Inc. (Class A Stock)	12,500	1,228,625
Fair Isaac Corp.*	1,400	703,752
Manhattan Associates, Inc.*(u)	24,000	3,476,160
Microsoft Corp.(u)	94,100	25,491,690
Oracle Corp.	13,500	1,050,840
Paycom Software, Inc.*(u)	6,900	2,507,943
PTC, Inc.*(u)	20,400	2,881,704
Sapiens International Corp. NV (Israel)	29,000	761,830
ServiceNow, Inc.*	900	494,595
SPS Commerce, Inc.*	15,400	1,537,690
SS&C Technologies Holdings, Inc.(u)	39,200	2,824,752
Synopsys, Inc.*(u)	11,600	3,199,164
Zoom Video Communications, Inc. (Class A Stock)*(u)	7,600	2,941,428

		61,600,857

Specialty Retail — 2.6%
AutoNation, Inc.*(u)	25,800	2,446,098
Best Buy Co., Inc.	11,300	1,299,274
Foot Locker, Inc.(u)	42,800	2,637,764
L Brands, Inc.(u)	41,700	3,004,902
MarineMax, Inc.*	9,500	463,030
O’Reilly Automotive, Inc.*	700	396,347

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Zumiez, Inc.*	28,900	$1,415,811

		11,663,226

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.(u)	137,900	18,886,784
HP, Inc.(u)	113,400	3,423,546
Super Micro Computer, Inc.*	15,400	541,772
Western Digital Corp.*	21,400	1,523,038

		24,375,140

Textiles, Apparel & Luxury Goods — 1.6%
Crocs, Inc.*	12,300	1,433,196
Deckers Outdoor Corp.*(u)	7,900	3,034,153
Tapestry, Inc.*(u)	58,000	2,521,840

		6,989,189

Thrifts & Mortgage Finance — 0.1%
Premier Financial Corp.	22,300	633,543

Tobacco — 0.3%
Altria Group, Inc.	27,900	1,330,272

Trading Companies & Distributors — 1.0%
Boise Cascade Co.(u)	41,400	2,415,690
GMS, Inc.*	5,600	269,584
Veritiv Corp.*	26,200	1,609,204

		4,294,478

TOTAL LONG-TERM INVESTMENTS (cost $446,597,830)		570,728,812

SHORT-TERM INVESTMENTS — 1.7%
AFFILIATED MUTUAL FUND — 1.5%
PGIM Core Ultra Short Bond Fund (cost $6,577,493)(wb)	6,577,493	6,577,493

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
0.025%	12/09/21	1,000	999,769

(cost $999,888)
TOTAL SHORT-TERM INVESTMENTS (cost $7,577,381)			7,577,262

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—130.8% (cost $454,175,211)			578,306,074

		Shares

SECURITIES SOLD SHORT — (30.8)%
COMMON STOCKS
Aerospace & Defense — (0.6)%
Astronics Corp.*		8,100	(141,831)
Axon Enterprise, Inc.*		8,000	(1,414,400)

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Aerospace & Defense (cont’d.)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	25,500	$(1,203,345)

		(2,759,576)

Biotechnology — (1.6)%
Arcturus Therapeutics Holdings, Inc.*	14,600	(494,064)
Beam Therapeutics, Inc.*	12,900	(1,660,359)
BioMarin Pharmaceutical, Inc.*	17,100	(1,426,824)
Global Blood Therapeutics, Inc.*	22,800	(798,456)
Iovance Biotherapeutics, Inc.*	25,000	(650,500)
ORIC Pharmaceuticals, Inc.*	8,200	(145,058)
Precision BioSciences, Inc.*	31,800	(398,136)
REVOLUTION Medicines, Inc.*	36,200	(1,148,988)
Y-mAbs Therapeutics, Inc.*	5,300	(179,140)

		(6,901,525)

Building Products — (0.5)%
AAON, Inc.	18,000	(1,126,620)
Armstrong World Industries, Inc.	1,800	(193,068)
CSW Industrials, Inc.	8,800	(1,042,448)

		(2,362,136)

Capital Markets — (0.3)%
Hamilton Lane, Inc. (Class A Stock)	12,700	(1,157,224)

Chemicals — (0.6)%
Livent Corp.*	81,100	(1,570,096)
Quaker Chemical Corp.	4,400	(1,043,636)

		(2,613,732)

Commercial Services & Supplies — (0.2)%
Montrose Environmental Group, Inc.*	4,600	(246,836)
Viad Corp.*	11,400	(568,290)

		(815,126)

Communications Equipment — (0.3)%
Infinera Corp.*	111,900	(1,141,380)

Construction & Engineering — (0.3)%
WillScot Mobile Mini Holdings Corp.*	46,600	(1,298,742)

Consumer Finance — (0.2)%
LendingTree, Inc.*	5,100	(1,080,588)

Diversified Consumer Services — (0.3)%
Bright Horizons Family Solutions, Inc.* .	5,200	(764,972)
OneSpaWorld Holdings Ltd. (Bahamas)*	39,900	(386,631)
Regis Corp.*	19,600	(183,456)

		(1,335,059)

Diversified Telecommunication Services — (0.3)%
Anterix, Inc.*	9,700	(581,903)
Bandwidth, Inc. (Class A Stock)*	6,500	(896,480)

		(1,478,383)

Electrical Equipment — (1.2)%
FuelCell Energy, Inc.*	168,700	(1,501,430)
Plug Power, Inc.*	54,300	(1,856,517)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Sunrun, Inc.*	32,300	$(1,801,694)

		(5,159,641)

Electronic Equipment, Instruments & Components — (0.4)%
FARO Technologies, Inc.*	7,600	(591,052)
PAR Technology Corp.*	15,000	(1,049,100)

		(1,640,152)

Energy Equipment & Services — (0.1)%
Dril-Quip, Inc.*	19,700	(666,451)

Entertainment — (0.2)%
IMAX Corp.*	30,900	(664,350)
Marcus Corp. (The)*	12,900	(273,609)

		(937,959)

Food & Staples Retailing — (0.4)%
Chefs’ Warehouse, Inc. (The)*	24,200	(770,286)
Grocery Outlet Holding Corp.*	30,300	(1,050,198)

		(1,820,484)

Health Care Equipment & Supplies — (2.5)%
Alphatec Holdings, Inc.*	45,000	(689,400)
Axonics, Inc.*	22,000	(1,395,020)
CryoLife, Inc.*	21,200	(602,080)
CryoPort, Inc.*	21,200	(1,337,720)
DexCom, Inc.*	1,100	(469,700)
Glaukos Corp.*	10,300	(873,749)
Novocure Ltd.*	6,200	(1,375,284)
OrthoPediatrics Corp.*	13,000	(821,340)
Shockwave Medical, Inc.*	11,500	(2,181,895)
Sientra, Inc.*	31,300	(249,148)
Tactile Systems Technology, Inc.*	12,900	(670,800)
TransMedics Group, Inc.*	7,900	(262,122)

		(10,928,258)

Health Care Providers & Services — (1.8)%
1Life Healthcare, Inc.*	4,600	(152,076)
Accolade, Inc.*	30,800	(1,672,748)
AdaptHealth Corp.*	12,800	(350,848)
Guardant Health, Inc.*	9,200	(1,142,548)
HealthEquity, Inc.*	26,800	(2,156,864)
Oak Street Health, Inc.*	23,800	(1,393,966)
R1 RCM, Inc.*	34,100	(758,384)
Signify Health, Inc. (Class A Stock)*	8,400	(255,612)

		(7,883,046)

Health Care Technology — (0.6)%
Health Catalyst, Inc.*	24,700	(1,371,097)
Teladoc Health, Inc.*	7,200	(1,197,288)

		(2,568,385)

Hotels, Restaurants & Leisure — (1.1)%
Bally’s Corp.*	23,700	(1,282,407)
Dave & Buster’s Entertainment, Inc.*	26,300	(1,067,780)
Expedia Group, Inc.*	7,100	(1,162,341)
Marriott Vacations Worldwide Corp.*	7,700	(1,226,610)

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Red Robin Gourmet Burgers, Inc.*	6,100	$(201,971)

		(4,941,109)

Household Durables — (0.5)%
Helen of Troy Ltd.*	5,900	(1,345,908)
Purple Innovation, Inc.*	35,500	(937,555)

		(2,283,463)

Independent Power & Renewable Electricity Producers — (0.4)%
Sunnova Energy International, Inc.*	50,500	(1,901,830)

Insurance — (0.2)%
Goosehead Insurance, Inc. (Class A Stock)	2,400	(305,520)
Selectquote, Inc.*	34,500	(664,470)

		(969,990)

Interactive Media & Services — (0.4)%
Eventbrite, Inc. (Class A Stock)*	36,800	(699,200)
TripAdvisor, Inc.*	32,300	(1,301,690)

		(2,000,890)

Internet & Direct Marketing Retail — (0.8)%
CarParts.com, Inc.*	26,900	(547,684)
RealReal, Inc. (The)*	55,700	(1,100,632)
Stitch Fix, Inc. (Class A Stock)*	30,900	(1,863,270)

		(3,511,586)

IT Services — (0.8)%
LiveRamp Holdings, Inc.*	25,600	(1,199,360)
MongoDB, Inc.*	3,700	(1,337,624)
Repay Holdings Corp.*	42,800	(1,028,912)

		(3,565,896)

Leisure Products — (0.4)%
Peloton Interactive, Inc. (Class A Stock)*	14,100	(1,748,682)

Life Sciences Tools & Services — (1.8)%
Adaptive Biotechnologies Corp.*	36,600	(1,495,476)
Berkeley Lights, Inc.*	27,800	(1,245,718)
ChromaDex Corp.*	36,000	(354,960)
Codexis, Inc.*	46,900	(1,062,754)
NanoString Technologies, Inc.*	26,000	(1,684,540)
NeoGenomics, Inc.*	42,400	(1,915,208)
Repligen Corp.*	1,300	(259,506)

		(8,018,162)

Machinery — (1.0)%
Chart Industries, Inc.*	9,000	(1,316,880)
Kennametal, Inc.	12,800	(459,776)
Proto Labs, Inc.*	15,000	(1,377,000)
Trinity Industries, Inc.	47,100	(1,266,519)

		(4,420,175)

Marine — (0.3)%
Kirby Corp.*	21,600	(1,309,824)

Media — (0.6)%
Cardlytics, Inc.*	15,800	(2,005,494)

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	3,100	$(538,346)

		(2,543,840)

Metals & Mining — (1.0)%
Allegheny Technologies, Inc.*	73,200	(1,526,220)
Carpenter Technology Corp.	26,900	(1,081,918)
Cleveland-Cliffs, Inc.*	81,900	(1,765,764)

		(4,373,902)

Personal Products — (0.2)%
elf Beauty, Inc.*	28,200	(765,348)

Pharmaceuticals — (0.7)%
Provention Bio, Inc.*	30,400	(256,272)
Reata Pharmaceuticals, Inc. (Class A Stock)*	14,900	(2,108,797)
Theravance Biopharma, Inc.*	36,200	(525,624)
WaVe Life Sciences Ltd.*	27,200	(181,152)

		(3,071,845)

Professional Services — (0.6)%
Upwork, Inc.*	43,600	(2,541,444)

Real Estate Management & Development — (0.4)%
Redfin Corp.*	25,800	(1,635,978)

Road & Rail — (0.5)%
Lyft, Inc. (Class A Stock)*	37,300	(2,255,904)

Semiconductors & Semiconductor Equipment — (0.9)%
Cree, Inc.*	18,900	(1,850,877)
Impinj, Inc.*	15,700	(809,963)
NeoPhotonics Corp.*	28,200	(287,922)
Silicon Laboratories, Inc.*	7,600	(1,164,700)

		(4,113,462)

Software — (4.4)%
8x8, Inc.*	61,300	(1,701,688)
Cloudflare, Inc. (Class A Stock)*	23,500	(2,487,240)
Coupa Software, Inc.*	5,900	(1,546,449)
Everbridge, Inc.*	15,300	(2,082,024)
Jamf Holding Corp.*	27,000	(906,390)
Medallia, Inc.*	36,500	(1,231,875)
MicroStrategy, Inc. (Class A Stock)*	2,700	(1,794,150)
Model N, Inc.*	19,800	(678,546)
New Relic, Inc.*	20,800	(1,392,976)
PagerDuty, Inc.*	33,000	(1,405,140)
Ping Identity Holding Corp.*	45,600	(1,044,240)
PROS Holdings, Inc.*	7,500	(341,775)
Smartsheet, Inc. (Class A Stock)*	15,500	(1,120,960)
Unity Software, Inc.*	15,400	(1,691,382)

		(19,424,835)

Specialty Retail — (1.2)%
Carvana Co.*	8,000	(2,414,560)
Leslie’s, Inc.*	52,600	(1,445,974)
Vroom, Inc.*	34,500	(1,444,170)

		(5,304,704)

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — (0.2)%
Pure Storage, Inc. (Class A Stock)*	49,200	$(960,876)

TOTAL SECURITIES SOLD SHORT (proceeds received $108,877,686)		(136,211,592)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—100.0% (cost $345,297,525)		442,094,482
Other assets in excess of liabilities(z) — 0.0%		28,329

NET ASSETS — 100.0%		$442,122,811

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $102,802 and 0.0% of net assets.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $75,557. The aggregate value of $102,802 is 0.0% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
32	S&P 500 E-Mini Index	Sep. 2021	$6,861,760	$107,030
3	S&P Mid Cap 400 E-Mini Index	Sep. 2021	807,720	(16,049)

				$90,981

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$—	$999,769

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,593,930	$—	$—
Auto Components	3,857,640	—	—
Automobiles	3,326,325	—	—
Banks	17,242,936	—	—
Beverages	2,550,868	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Biotechnology	$12,277,420	$—	$—
Building Products	5,682,332	—	—
Capital Markets	15,409,653	—	—
Chemicals	12,330,287	—	—
Commercial Services & Supplies	2,548,513	—	—
Communications Equipment	3,481,312	—	—
Construction & Engineering	3,131,491	—	—
Consumer Finance	7,400,598	—	—
Distributors	796,761	—	—
Diversified Financial Services.	3,501,792	—	—
Diversified Telecommunication Services.	8,223,204	—	—
Electric Utilities	3,117,367	—	—
Electrical Equipment	7,535,012	—	—
Electronic Equipment, Instruments & Components.	7,479,758	—	—
Energy Equipment & Services	1,870,372	—	—
Entertainment	11,131,748	—	—
Equity Real Estate Investment Trusts (REITs)	10,027,977	—	—
Food & Staples Retailing	6,935,353	—	—
Food Products	5,719,223	—	—
Health Care Equipment & Supplies	28,982,399	—	—
Health Care Providers & Services	22,053,177	—	—
Health Care Technology	330,141	—	—
Hotels, Restaurants & Leisure	14,591,110	—	—
Household Durables	3,472,712	—	—
Household Products	2,023,950	—	—
Independent Power & Renewable Electricity Producers	1,538,130	—	—
Industrial Conglomerates	1,925,496	—	—
Insurance	7,390,200	—	—
Interactive Media & Services	31,646,891	—	—
Internet & Direct Marketing Retail	19,481,749	—	—
IT Services	23,966,871	—	102,802
Leisure Products	7,007,344	—	—
Life Sciences Tools & Services	16,589,915	—	—
Machinery	15,554,374	—	—
Marine	3,241,544	—	—
Media	5,578,298	—	—
Metals & Mining	9,870,728	—	—
Multi-Utilities	4,072,412	—	—
Oil, Gas & Consumable Fuels	9,555,227	—	—
Personal Products	4,977,443	—	—
Pharmaceuticals	19,258,591	—	—
Professional Services	2,335,077	—	—
Real Estate Management & Development	2,034,722	—	—
Road & Rail	4,529,009	—	—
Semiconductors & Semiconductor Equipment	29,559,923	—	—
Software	61,600,857	—	—
Specialty Retail	11,663,226	—	—
Technology Hardware, Storage & Peripherals	24,375,140	—	—
Textiles, Apparel & Luxury Goods	6,989,189	—	—
Thrifts & Mortgage Finance	633,543	—	—
Tobacco	1,330,272	—	—
Trading Companies & Distributors	4,294,478	—	—
Short-Term Investments
Affiliated Mutual Fund	6,577,493	—	—
U.S. Treasury Obligation	—	999,769	—

Total.	$577,203,503	$999,769	$102,802

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Liabilities
Common Stocks - Short
Aerospace & Defense	$(2,759,576)	$—	$—
Biotechnology	(6,901,525)	—	—
Building Products	(2,362,136)	—	—
Capital Markets	(1,157,224)	—	—
Chemicals	(2,613,732)	—	—
Commercial Services & Supplies	(815,126)	—	—
Communications Equipment	(1,141,380)	—	—
Construction & Engineering	(1,298,742)	—	—
Consumer Finance	(1,080,588)	—	—
Diversified Consumer Services	(1,335,059)	—	—
Diversified Telecommunication Services	(1,478,383)	—	—
Electrical Equipment	(5,159,641)	—	—
Electronic Equipment, Instruments & Components	(1,640,152)	—	—
Energy Equipment & Services	(666,451)	—	—
Entertainment	(937,959)	—	—
Food & Staples Retailing	(1,820,484)	—	—
Health Care Equipment & Supplies	(10,928,258)	—	—
Health Care Providers & Services	(7,883,046)	—	—
Health Care Technology	(2,568,385)	—	—
Hotels, Restaurants & Leisure	(4,941,109)	—	—
Household Durables	(2,283,463)	—	—
Independent Power & Renewable Electricity Producers	(1,901,830)	—	—
Insurance	(969,990)	—	—
Interactive Media & Services	(2,000,890)	—	—
Internet & Direct Marketing Retail	(3,511,586)	—	—
IT Services	(3,565,896)	—	—
Leisure Products	(1,748,682)	—	—
Life Sciences Tools & Services	(8,018,162)	—	—
Machinery	(4,420,175)	—	—
Marine	(1,309,824)	—	—
Media	(2,543,840)	—	—
Metals & Mining	(4,373,902)	—	—
Personal Products	(765,348)	—	—
Pharmaceuticals	(3,071,845)	—	—
Professional Services	(2,541,444)	—	—
Real Estate Management & Development	(1,635,978)	—	—
Road & Rail	(2,255,904)	—	—
Semiconductors & Semiconductor Equipment	(4,113,462)	—	—
Software	(19,424,835)	—	—
Specialty Retail	(5,304,704)	—	—
Technology Hardware, Storage & Peripherals	(960,876)	—	—

Total	$(136,211,592)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$107,030	$—	$—

Liabilities
Futures Contracts	$(16,049)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2021 were as follows:

Software	13.9%	Interactive Media & Services	7.2%

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Semiconductors & Semiconductor Equipment	6.7%
Health Care Equipment & Supplies	6.5
Technology Hardware, Storage & Peripherals	5.5
IT Services	5.4
Health Care Providers & Services	5.0
Internet & Direct Marketing Retail	4.4
Pharmaceuticals	4.4
Banks	3.9
Life Sciences Tools & Services	3.7
Machinery	3.5
Capital Markets	3.5
Hotels, Restaurants & Leisure	3.3
Aerospace & Defense	2.8
Chemicals	2.8
Biotechnology	2.8
Specialty Retail	2.6
Entertainment	2.5
Equity Real Estate Investment Trusts (REITs)	2.3
Metals & Mining	2.2
Oil, Gas & Consumable Fuels	2.2
Diversified Telecommunication Services	1.9
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	1.7
Consumer Finance	1.7
Insurance	1.7
Leisure Products	1.6
Textiles, Apparel & Luxury Goods	1.6
Food & Staples Retailing	1.6
Affiliated Mutual Fund	1.5
Food Products	1.3
Building Products	1.3
Media	1.3
Personal Products	1.1
Road & Rail	1.0
Trading Companies & Distributors	1.0
Multi-Utilities	0.9
Auto Components	0.9
Diversified Financial Services	0.8
Communications Equipment	0.8
Household Durables	0.8
Automobiles	0.7
Marine	0.7
Construction & Engineering	0.7
Electric Utilities	0.7
Beverages	0.6
Commercial Services & Supplies	0.6
Professional Services	0.5
Real Estate Management & Development	0.5
Household Products	0.5
Industrial Conglomerates	0.4
Energy Equipment & Services	0.4
Independent Power & Renewable Electricity Producers	0.3
Tobacco	0.3

U.S. Treasury Obligations	0.2%
Distributors	0.2
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.1
Securities Sold Short
Energy Equipment & Services	(0.1)
Personal Products	(0.2)
Commercial Services & Supplies	(0.2)
Entertainment	(0.2)
Technology Hardware, Storage & Peripherals	(0.2)
Insurance	(0.2)
Consumer Finance	(0.2)
Communications Equipment	(0.3)
Capital Markets	(0.3)
Construction & Engineering	(0.3)
Marine	(0.3)
Diversified Consumer Services	(0.3)
Diversified Telecommunication Services	(0.3)
Real Estate Management & Development	(0.4)
Electronic Equipment, Instruments & Components	(0.4)
Leisure Products	(0.4)
Food & Staples Retailing	(0.4)
Independent Power & Renewable Electricity Producers	(0.4)
Interactive Media & Services	(0.4)
Road & Rail	(0.5)
Household Durables	(0.5)
Building Products	(0.5)
Professional Services	(0.6)
Media	(0.6)
Health Care Technology	(0.6)
Chemicals	(0.6)
Aerospace & Defense	(0.6)
Pharmaceuticals	(0.7)
Internet & Direct Marketing Retail	(0.8)
IT Services	(0.8)
Semiconductors & Semiconductor Equipment	(0.9)
Metals & Mining	(1.0)
Machinery	(1.0)
Hotels, Restaurants & Leisure	(1.1)
Electrical Equipment	(1.2)
Specialty Retail	(1.2)
Biotechnology	(1.6)
Health Care Providers & Services	(1.8)
Life Sciences Tools & Services	(1.8)
Health Care Equipment & Supplies	(2.5)
Software	(4.4)

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$107,030	*	Due from/to broker-variation margin futures	$16,049	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$1,648,982

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(286,175)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)

$9,910,177

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities Sold Short	BNP Paribas	$(136,211,592)	$136,211,592	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $447,597,718)	$571,728,581
Affiliated investments (cost $6,577,493)	6,577,493
Cash	66,057
Deposit with broker for securities sold short	396,606
Dividends and interest receivable	280,517
Due from broker-variation margin futures	11,340
Tax reclaim receivable	4,807
Prepaid expenses	2,582

Total Assets	579,067,983

LIABILITIES
Securities sold short, at value (proceeds received $108,877,686)	136,211,592
Payable for Portfolio shares purchased	387,123
Management fee payable	176,427
Accrued expenses and other liabilities	135,651
Distribution fee payable	18,044
Dividends payable on securities sold short	11,095
Payable to affiliate	4,807
Affiliated transfer agent fee payable	433

Total Liabilities	136,945,172

NET ASSETS	$442,122,811

Net assets were comprised of:
Partners’ Equity	$442,122,811

Net asset value and redemption price per share, $442,122,811 / 10,968,818 outstanding shares of beneficial interest	$40.31

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,626 foreign withholding tax)	$4,330,417
Affiliated dividend income	5,970
Interest income	663

Total income	4,337,050

EXPENSES
Management fee	2,022,865
Distribution fee	610,331
Broker fees and expenses on short sales	616,315
Dividends on securities sold short	98,134
Custodian and accounting fees	33,044
Audit fee	21,491
Legal fees and expenses	8,521
Trustees’ fees	7,741
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,233
Miscellaneous	17,754

Total expenses	3,442,026
Less: Fee waiver and/or expense reimbursement	(556)

Net expenses	3,441,470

NET INVESTMENT INCOME (LOSS)	895,580

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	89,632,854
Futures transactions	1,648,982
Short sales transactions	(26,037,840)

65,243,996

Net change in unrealized appreciation (depreciation) on:
Investments	14,974,913
Futures	(286,175)
Short sales	16,155,520

30,844,258

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	96,088,254

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,983,834

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$895,580	$3,654,662
Net realized gain (loss) on investment transactions	65,243,996	(2,645,854)
Net change in unrealized appreciation (depreciation) on investments	30,844,258	(64,213,277)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,983,834	(63,204,469)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [236,278 and 7,051,853 shares, respectively]	8,673,966	195,621,229
Portfolio shares purchased [3,049,581 and 11,017,186 shares, respectively]	(119,604,327)	(295,679,070)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(110,930,361)	(100,057,841)

TOTAL INCREASE (DECREASE)	(13,946,527)	(163,262,310)
NET ASSETS:
Beginning of period	456,069,338	619,331,648

End of period	$ 442,122,811	$ 456,069,338

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

STATEMENT OF CASH FLOWS (unaudited)

Six Months Ended June 30, 2021

CASH FLOWS PROVIDED BY / (USED FOR) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$96,983,834

ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY / (USED FOR) OPERATING ACTIVITIES:
Proceeds from disposition of long-term portfolio investments	419,969,161
Purchases of long-term portfolio investments	(306,553,743)
Net proceeds (purchases) of short-term portfolio investments	7,180,009
Costs to cover investments sold short	(118,423,764)
Proceeds from investments sold short	106,218,579
Amortization of premium and accretion of discount on portfolio investments	(312)
Net realized (gain) loss on investment transactions	(89,632,854)
Net realized (gain) loss on short sales transactions	26,037,840
Net change in unrealized (appreciation) depreciation on investments	(14,974,913)
Net change in unrealized (appreciation) depreciation on short sales transactions	(16,155,520)
(INCREASE) DECREASE IN ASSETS:
Dividends and interest receivable	136,138
Prepaid expenses	8,569
Tax reclaim receivable	(16)
INCREASE (DECREASE) IN LIABILITIES:
Management fee payable	14,140
Accrued expenses and other liabilities	52,670
Distribution fee payable	5,679
Dividends payable on securities sold short	(84,476)
Payable to affiliate	16
Affiliated transfer agent fee payable	32
Trustees’ fees payable	(1,307)

Total adjustments	13,795,928

Net cash provided by (used for) operating activities	110,779,762

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Portfolio shares sold, net of amounts receivable	8,688,782
Payment of Portfolio shares repurchased, net of amounts payable	(119,498,567)

Net cash provided by (used for) financing activities:	(110,809,785)

Net increase (decrease) in cash and restricted cash	(30,023)

Cash and restricted cash at beginning of period	504,026

CASH AND RESTRICTED CASH AT END OF PERIOD	$474,003

RECONCILIATION OF CASH AND RESTRICTED CASH REPORTED IN THE STATEMENT OF ASSETS AND LIABILITIES TO THE STATEMENT OF CASH FLOWS:

	June 30, 2021	December 31, 2020

Cash	$66,057	$21,658
Restricted cash:
Deposit with broker for securities sold short	396,606	393,398
Due from broker-variation margin futures	11,340	88,970

TOTAL CASH AND RESTRICTED CASH	$474,003	$504,026

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS
AST BlackRock/Loomis Sayles Bond Portfolio*	1,639,707	$25,776,186
AST ClearBridge Dividend Growth Portfolio*	3,166,630	82,585,704
AST Emerging Markets Equity Portfolio*	640,779	7,099,828
AST Global Bond Portfolio*	9,202,365	111,348,612
AST Goldman Sachs Small-Cap Value Portfolio*	310,925	9,564,042
AST High Yield Portfolio*	542,535	6,629,777
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,901,475	78,587,957
AST International Growth Portfolio*	2,729,507	80,029,152
AST International Value Portfolio*	3,502,779	80,774,088
AST Jennison Large-Cap Growth Portfolio*	911,639	62,656,938
AST Large-Cap Core Portfolio*	7,573,494	210,846,069
AST Loomis Sayles Large-Cap Growth Portfolio*	725,647	69,350,067
AST MFS Growth Portfolio*	1,234,887	60,744,071
AST MFS Large-Cap Value Portfolio*	3,890,349	108,268,422
AST Mid-Cap Growth Portfolio*	488,791	8,197,017
AST Mid-Cap Value Portfolio*	194,101	8,262,883
AST Prudential Core Bond Portfolio*	6,586,827	91,952,100
AST QMA International Core Equity Portfolio*	4,567,914	67,924,876
AST Small-Cap Growth Opportunities Portfolio*	467,577	15,747,990
AST Small-Cap Growth Portfolio*	184,444	15,548,606
AST Small-Cap Value Portfolio*	825,274	30,229,770
AST T. Rowe Price Large-Cap Growth Portfolio*	974,685	70,957,045

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
AST T. Rowe Price Large-Cap Value Portfolio*	3,878,170	$80,394,462
AST T. Rowe Price Natural Resources Portfolio*	517,809	13,141,982
AST Western Asset Core Plus Bond Portfolio*	3,846,147	57,307,588
AST Western Asset Emerging Markets Debt Portfolio*	384,765	4,959,622

TOTAL LONG-TERM INVESTMENTS (cost $1,101,599,399)(wd)		1,458,884,854

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,271,118)(wd)	5,271,118	5,271,118

TOTAL INVESTMENTS—100.0% (cost $1,106,870,517)		1,464,155,972
Liabilities in excess of other assets — (0.0)%		(387,086)

NET ASSETS — 100.0%		$1,463,768,886

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$1,458,884,854	$—	$—
Short-Term Investment
Affiliated Mutual Fund	5,271,118	—	—

Total	$1,464,155,972	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Large/Mid-Cap Growth	32.9%
Core Bond	19.6
Large/Mid-Cap Value	18.9
International Value	10.1
Large/Mid-Cap Blend	5.6
International Growth	5.5
Small-Cap Value	2.8
Small-Cap Growth	2.2
Sector	0.9
Emerging Markets	0.8

High Yield	0.4%
Core Ultra Short Bond	0.3

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)
as of June 30, 2021	Six Months Ended June 30, 2021

ASSETS
Investments at value:
Affiliated investments (cost $1,106,870,517)	$1,464,155,972
Prepaid expenses	1,095

Total Assets	1,464,157,067

LIABILITIES
Payable for Portfolio shares purchased	247,693
Management fee payable.	117,917
Accrued expenses and other liabilities	22,138
Affiliated transfer agent fee payable	433

Total Liabilities	388,181

NET ASSETS	$1,463,768,886

Net assets were comprised of:
Partners’ Equity	$1,463,768,886

Net asset value and redemption price per share, $1,463,768,886 / 62,828,863 outstanding shares of beneficial interest	$23.30

NET INVESTMENT INCOME (LOSS)
Affiliated dividend income	$2,461

EXPENSES
Management fee	1,773,556
Custodian and accounting fees	27,159
Trustees’ fees	13,177
Audit fee	12,169
Legal fees and expenses	10,353
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,599
Shareholders’ reports	1,826
Miscellaneous	9,687

Total expenses	1,851,526
Less: Fee waiver and/or expense reimbursement	(18,073)

Net expenses	1,833,453

NET INVESTMENT INCOME (LOSS)	(1,830,992)

REALIZED AND UNREALIZED GAIN (LOSS) ON
AFFILIATED INVESTMENTS
Net realized gain (loss) on investment transactions	45,983,057
Net change in unrealized appreciation (depreciation) on investments	96,597,104

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	142,580,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$140,749,169

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,830,992)	$(3,428,335)
Net realized gain (loss) on investment transactions	45,983,057	89,651,466
Net change in unrealized appreciation (depreciation) on investments	96,597,104	57,919,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	140,749,169	144,142,916

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [402,080 and 1,755,521 shares, respectively]	9,000,639	31,734,443
Portfolio shares purchased [3,614,645 and 10,589,598 shares, respectively]	(80,241,686)	(198,003,979)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(71,241,047)	(166,269,536)

TOTAL INCREASE (DECREASE)	69,508,122	(22,126,620)
NET ASSETS:
Beginning of period	1,394,260,764	1,416,387,384

End of period	$1,463,768,886	$1,394,260,764

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.4%
ASSET-BACKED SECURITIES — 3.5%
Automobiles — 0.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,160	$4,352,523
Series 2020-02A, Class A, 144A
2.020%	02/20/27	8,430	8,680,529
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,987,048
Ford Credit Auto Owner Trust,
Series 2017-02, Class B, 144A
2.600%	03/15/29	373	382,619
Hertz Vehicle Financing II LP,
Series 2016-02A, Class B, 144A
3.940%	03/25/22	3,955	3,935,320
Series 2019-03A, Class A, 144A
2.670%	12/26/25	331	331,985

			22,670,024

Collateralized Loan Obligations — 0.3%
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.690%(c)	07/17/26	1,359	1,358,995
Galaxy CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
1.208%(c)	04/20/31	781	781,045
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A
3.250%	11/01/35	4,720	4,672,854
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.538%(c)	10/13/27	2,000	1,973,377
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-06RA, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.210%(c)	07/17/28	637	636,936
Series 2016-09A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
2.088%(c)	10/20/28	1,519	1,519,108
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.144%(c)	04/16/31	2,500	2,498,825

			13,441,140

Home Equity Loans — 0.3%
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	10,161	10,297,271
Renaissance Home Equity Loan Trust,
Series 2006-03, Class AV3, 1 Month LIBOR + 0.240% (Cap 14.000%, Floor 0.240%)
0.332%(c)	11/25/36	2,049	423,736

			10,721,007

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.4%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	5,955	$6,103,458
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.086%(c)	08/09/24	970	935,396
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	538	585,295
FHLMC Structured Pass-Through Securities,
Series 2017-SR01, Class A3
3.089%	11/25/27	480	504,401
InStar Leasing III LLC,
Series 2021-01A, Class A, 144A
2.300%	02/15/54	4,047	4,061,224
Oak Street Investment Grade Net Lease Fund,
Series 2020-01A, Class A1, 144A
1.850%	11/20/50	4,187	4,247,647
Thrust Engine Leasing,
Series 2021-01A, Class A, 144A
4.163%	07/15/40	2,200	2,199,505

			18,636,926

Residential Mortgage-Backed Securities — 0.9%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.782%(c)	04/25/34	30	29,800
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.492%(c)	07/25/36	8,370	7,834,525
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35	3,296	3,327,803
Series 2006-SD03, Class A1, 144A, 1 Month LIBOR + 0.660% (Cap 14.500%, Floor 0.660%)
0.752%(c)	07/25/36	194	188,887
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32	1,478	1,524,815
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.647%(cc)	04/22/35	10,068	10,287,423
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.587%(c)	05/25/36	5,984	5,871,817
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.442%(c)	08/25/36	3,901	3,855,248
Series 2006-RZ04, Class A3, 1 Month LIBOR + 0.270% (Cap 14.000%, Floor 0.270%)
0.362%(c)	10/25/36	939	938,118

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	6,590	$6,796,516

			40,654,952

Small Business Loan — 0.1%
SBA Small Business Investment Cos.,
Series 2018-10B, Class 1
3.548%	09/10/28	1,345	1,453,971
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39	810	877,877
Series 2019-25G, Class 1
2.690%	07/01/44	1,519	1,632,686

			3,964,534

Student Loans — 1.0%
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A, 144A
2.460%	11/15/68	3,810	3,934,587
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.242%(c)	03/25/66	1,712	1,759,020
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.142%(c)	12/27/66	3,142	3,193,907
Series 2020-01A, Class A1B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.142%(c)	06/25/69	2,785	2,853,813
SLC Student Loan Trust,
Series 2008-01, Class A4A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.719%(c)	12/15/32	2,657	2,725,467
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.869%(c)	03/15/33	1,929	1,896,871
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	2,683,060
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	8,930	9,179,089
Series 2021-A, Class A2B, 144A
1.590%	01/15/53	8,610	8,587,859
Series 2021-A, Class B, 144A
2.310%	01/15/53	3,730	3,780,936
Series 2021-C, Class B, 144A
2.300%	01/15/53	2,170	2,163,207

			42,757,816

TOTAL ASSET-BACKED SECURITIES (cost $157,340,586)			152,846,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS — 6.0%
Advertising — 0.0%
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%
3.604%(c)	12/17/26	1,822	$1,812,290

Aerospace & Defense — 0.0%
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.354%(c)	12/09/25	219	215,484

Airlines — 0.1%
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	600	633,375
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	3,042	3,079,319

			3,712,694

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	536	534,078
Clarios Global LP,
Amendment No. 1 Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.354%(c)	04/30/26	3,838	3,799,622

			4,333,700

Beverages — 0.1%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	3,130	3,126,648

Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.604%(c)	10/01/26	3,292	3,283,951
Quikrete Holdings, Inc.,
Term Loan
—%(p)	06/11/28	1,730	1,715,295

			4,999,246

Chemicals — 0.1%
INEOS US Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%
3.250%(c)	01/29/26	1,880	1,874,125

Commercial Services — 0.5%
Allied Universal Holdco LLC,
Term Loan, 3 Month LIBOR + 3.750%
4.250%(c)	05/12/28	5,029	5,041,835
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.625%(c)	08/15/25	1,610	1,599,465
Garda World Security Corp. (Canada),
Term Loan B-2, 1 Month LIBOR + 4.250%
4.350%(c)	10/30/26	907	910,327
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	2,890	2,880,914

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Commercial Services (cont’d.)
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	09/27/24	2,280	$2,265,394
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 - 6 Month LIBOR + 2.750%
3.500%(c)	09/23/26	4,780	4,773,893
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.854%(c)	11/16/26	2,373	2,355,649
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%
4.104%(c)	08/27/25	2,900	2,905,437

			22,732,914

Computers — 0.3%
Dell International LLC,
Refinancing Term B-2 Loan, 1 Month LIBOR + 1.750%
2.000%(c)	09/19/25	1,657	1,655,824
Magenta Buyer LLC,
Term Loan
—%(p)	05/03/28	5,660	5,656,966
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	4,479	4,489,274
Western Digital Corp.,
New Term Loan B-4, 3 Month LIBOR + 1.750%
1.843%(c)	04/29/23	941	939,248

			12,741,312

Diversified Financial Services — 0.4%
Citadel Securities LP,
2021 Term Loan, 1 Month LIBOR + 2.500%
2.604%(c)	02/02/28	1,028	1,016,855
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	3,267	3,279,114
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
1.897%(c)	10/06/23	1,000	998,906
FleetCor Technologies Operating Co. LLC,
Term B-4 Loan, 1 Month LIBOR + 1.750%
1.854%(c)	04/28/28	1,540	1,535,670
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
2.104%(c)	07/03/24	986	975,725
Hudson River Trading LLC,
Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	03/17/28	1,726	1,717,766
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	01/26/28	2,160	2,149,406
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.093%(c)	03/01/26	3,349	3,334,146

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Diversified Financial Services (cont’d.)
Zebra Buyer LLC,
Term Loan
—%(p)	04/22/28	2,110	$2,115,275

			17,122,863

Engineering & Construction — 0.0%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
1.854%(c)	04/13/28	510	509,108
Atlantic Aviation FBO, Inc.,
Term Loan, 1 Month LIBOR + 3.750%
3.850%(c)	12/06/25	614	613,482

			1,122,590

Entertainment — 0.3%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	60	59,653
PCI Gaming Authority,
Term B Facility Loan, 3 Month LIBOR + 3.000%
3.093%(c)	05/29/26	1,770	1,761,121
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.854%(c)	08/14/24	7,061	7,007,972
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 3.000%
3.750%(c)	04/29/26	3,334	3,327,690

			12,156,436

Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2020 Term Loan, 1 Month LIBOR + 3.000%
3.500%(c)	05/30/25	78	77,825

Food Service — 0.0%
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
1.854%(c)	03/11/25	1,187	1,173,248

Foods — 0.1%
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
2.354%(c)	01/29/27	1,208	1,188,928
US Foods, Inc.,
Incremental B-2019 Term Loan, 1 Month LIBOR + 2.000%
2.104%(c)	09/13/26	3,587	3,531,301
Repriced Term Loan, 1 Month LIBOR + 1.750%
1.854%(c)	06/27/23	812	804,109

			5,524,338

Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.854%(c)	09/07/27	1,571	1,565,060

Healthcare-Products — 0.1%
Sotera Health Holdings LLC,
Term Loan, 3 Month LIBOR + 2.750%
3.250%(c)	12/11/26	4,740	4,719,262

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Healthcare-Services — 0.5%
Eyecare Partners LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.854%(c)	02/18/27	188	$186,074
Global Medical Response,
2020 Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	10/02/25	2,415	2,423,569
ICON Luxembourg Sarl (Luxembourg),
Term Loan
—%(p)	07/01/28	3,154	3,160,057
Indigo Merger Sub, Inc. (Ireland),
Term Loan
—%(p)	07/01/28	786	787,330
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.854%(c)	11/17/25	4,433	4,422,013
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.341%(c)	03/05/26	2,450	2,432,117
Tranche B-3 Term Loan, 1 Month LIBOR + 3.500%
3.573%(c)	03/05/26	1,890	1,876,061
PPD, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.750%(c)	01/13/28	4,489	4,480,334

			19,767,555

Holding Companies-Diversified — 0.1%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.500%
2.647%(c)	02/01/27	1,967	1,938,716

Household Products/Wares — 0.1%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.854%(c)	02/04/27	4,727	4,687,224

Insurance — 0.2%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/19/28	1,721	1,709,808
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	11/03/24	1,610	1,592,714
New B-8 Term Loan, 3 Month LIBOR + 3.250%
3.343%(c)	12/23/26	1,221	1,205,910
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.354%(c)	07/31/27	1,456	1,439,359
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	11/03/23	1,342	1,334,309

			7,282,100

Internet — 0.0%
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
1.854%(c)	02/15/24	935	927,500

Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	07/31/24	1,140	1,125,767

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Lodging — 0.4%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
2.854%(c)	12/23/24	4,016	$3,979,418
Term B-1 Loan, 1 Month LIBOR + 4.500%
4.604%(c)	07/21/25	1,945	1,950,163
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	3,263	3,235,946
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.104%(c)	11/30/23	2,293	2,285,444
Golden Nugget LLC,
First Initial Term Loan, 2 Month LIBOR + 2.500%
3.250%(c)	10/04/23	558	553,296
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.842%(c)	06/22/26	3,644	3,612,048
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.500%(c)	02/08/27	2,762	2,728,150

			18,344,465

Media — 0.5%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
1.860%(c)	04/30/25	2,788	2,782,365
Term Loan B-2, 1 Month LIBOR + 1.750%
1.860%(c)	02/01/27	1,930	1,914,910
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.573%(c)	04/15/27	731	723,138
Term Loan
—%(p)	01/15/26	720	708,862
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.595%(c)	11/18/24	242	239,609
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	05/01/26	3,464	3,432,490
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
2.592%(c)	09/18/26	5,334	5,316,228
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%
4.750%(c)	03/15/26	2,635	2,637,042
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.573%(c)	01/31/28	4,740	4,696,651
Ziggo Financing Partnership (Netherlands),
Term Loan, 1 Month LIBOR + 2.500%
2.573%(c)	04/30/28	1,005	994,283

			23,445,578

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Z Loan, 1 Month LIBOR + 1.750%
1.827%(c)	07/01/26	2,626	$2,606,154
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	02/06/23	990	987,663

			3,593,817

Pharmaceuticals — 0.6%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.843%(c)	11/27/25	1,461	1,449,264
Initial Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	06/02/25	1,794	1,785,738
Bioscrip, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.854%(c)	08/06/26	1,842	1,841,489
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	3,972	3,966,762
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	4,282	4,288,480
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.088%(c)	11/15/27	5,228	5,174,060
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 1 Month LIBOR + 2.000%
2.500%(c)	03/15/28	3,880	3,857,830
Jazz Financing Lux Sarl,
Initial Dollar Term Loan, 1 Month LIBOR + 3.500%
4.000%(c)	05/05/28	4,250	4,265,177

			26,628,800

Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.841%(c)	12/20/24	4,089	4,052,102

Retail — 0.3%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.854%(c)	11/19/26	2,471	2,433,189
Academy Ltd.,
Refinancing Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	11/05/27	883	886,098
BJ’s Wholesale Club Holdings, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.073%(c)	02/03/24	109	109,218
Great Outdoors Group, LLC,
Term B-1 Loan, 3 Month LIBOR + 4.250%
5.000%(c)	03/06/28	1,224	1,229,969
Harbor Freight Tools USA, Inc.,
Retired 2020 Initial Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	10/19/27	2,114	2,112,808
Michaels Cos. Inc,
Term B Loan, 3 Month LIBOR + 4.250%
5.000%(c)	04/15/28	1,700	1,706,022

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Retail (cont’d.)
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	03/03/28	2,484	$2,478,452

			10,955,756

Software — 0.4%
athenahealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.410%(c)	02/11/26	5,806	5,825,468
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.104%(c)	10/16/26	5,193	5,195,829
MA FinanceCo LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	06/21/24	53	52,410
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	2,494	2,479,722
RealPage, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
3.750%(c)	04/24/28	4,020	4,006,432
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	06/21/24	359	353,936

			17,913,797

Telecommunications — 0.3%
Delta Topco, Inc.,
First Lien Term Loan, 6 Month LIBOR + 3.750%
4.500%(c)	12/01/27	3,170	3,175,284
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.854%(c)	03/01/27	5,390	5,308,878
Numericable US LLC (France),
Term Loan, 3 Month LIBOR + 3.688%
3.871%(c)	01/31/26	1,766	1,749,153
Zayo Group Holdings, Inc.,
Term Loan
—%(p)	03/09/27	2,500	2,471,180

			12,704,495

Transportation — 0.2%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.147%(c)	12/30/26	5,338	5,301,089
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.858%(c)	02/24/25	2,140	2,129,300

			7,430,389

TOTAL BANK LOANS (cost $259,889,826)			259,808,096

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2020-JGDN, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 0.000%)
2.823%(c)	11/15/30	14,470	$14,669,577
BBCMS Trust,
Series 2021-C10, Class XA, IO
1.434%(cc)	07/15/54	42,560	4,279,949
Benchmark Mortgage Trust,
Series 2019-B13, Class XA, IO
1.263%(cc)	08/15/57	43,523	3,137,398
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.073%(c)	11/15/35	17,283	17,315,196
Series 2019-XL, Class A, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
0.993%(c)	10/15/36	4,028	4,033,694
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.003%(c)	11/15/36	3,490	3,493,245
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class XA, IO
1.186%(cc)	08/10/56	53,770	3,554,313
Commercial Mortgage Trust,
Series 2013-CR12, Class AM
4.300%	10/10/46	450	473,708
Series 2013-CR12, Class B
4.762%(cc)	10/10/46	390	412,422
Series 2013-CR12, Class C
5.241%(cc)	10/10/46	190	190,068
Series 2014-CR17, Class XA, IO
1.124%(cc)	05/10/47	30,774	683,854
Series 2015-LC23, Class C
4.771%(cc)	10/10/48	2,238	2,418,511
Series 2015-PC01, Class D
4.464%(cc)	07/10/50	2,212	1,911,979
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
5.025%	08/09/24^	5,196	4,959,898
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,470	2,661,097
Series 2014-USA, Class F, 144A
4.373%	09/15/37	5,420	4,136,371
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	2,950	3,036,300
Series 2019-RIO, Class A, 144A, 1 Month LIBOR + 3.024% (Cap N/A, Floor 4.024%)
4.024%(c)	12/15/21	16,150	15,853,576
Series 2020-FACT, Class F, 144A, 1 Month LIBOR + 6.157% (Cap N/A, Floor 6.157%)
6.230%(c)	10/15/37	2,350	2,390,884
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52	4,010	4,210,967

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
0.500%(cc)	07/25/22	8,432	$17,622
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	500	548,875
Series 2019-M04, Class A2
3.610%	02/25/31	850	992,388
Series 2019-M06, Class A2
3.450%	01/01/29	2,010	2,275,573
Series 2019-M14, Class X1, IO
0.703%(cc)	06/25/29	9,921	426,174
Series 2020-M06, Class A
2.500%	10/25/37	471	483,517
Series 2020-M36, Class X1, IO
1.561%(cc)	09/25/34	2,487	262,770
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	2,000	207,297
FHLMC Multifamily Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A
0.200%	05/25/45	53,836	66,230
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0016, Class X1, IO
1.650%(cc)	10/25/21	199	8
Series K0094, Class X1, IO
1.016%(cc)	06/25/29	6,986	439,966
Series K0094, Class XAM, IO
1.283%(cc)	06/25/29	4,850	413,116
Series K0095, Class XAM, IO
1.372%(cc)	06/25/29	1,700	156,379
Series K0101, Class X1, IO
0.948%(cc)	10/25/29	1,197	74,548
Series K0736, Class X1, IO
1.437%(cc)	07/25/26	6,446	356,920
Series K0737, Class X1, IO
0.751%(cc)	10/25/26	16,057	476,506
Series K0741, Class X1, IO
0.658%(cc)	12/25/27	5,999	202,453
Series K0742, Class X1, IO
0.869%(cc)	03/25/28	6,000	252,552
Series K1517, Class X1, IO
1.447%(cc)	07/25/35	140	20,495
Series K1520, Class X1, IO
0.578%(cc)	02/25/36	4,999	269,180
Series KC05, Class X1, IO
1.341%(cc)	06/25/27	3,140	157,870
Series KG04, Class X1, IO
0.941%(cc)	11/25/30	71,771	4,855,922
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.395%(cc)	11/16/47	11,430	190,339
Series 2013-085, Class IA, IO
0.386%(cc)	03/16/47	16,741	236,352
Series 2013-107, Class AD
2.756%(cc)	11/16/47	1,113	1,161,488
Series 2015-183, Class IO, IO
0.697%(cc)	09/16/57	9,715	394,532

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-008, Class IO, IO
0.557%(cc)	08/16/58	2,534	$107,981
Series 2017-028, Class IO, IO
0.660%(cc)	02/16/57	1,377	65,996
Series 2017-041, Class IO, IO
0.683%(cc)	07/16/58	2,708	123,388
Series 2017-111, Class IO, IO
0.590%(cc)	02/16/59	2,487	118,599
Series 2017-145, Class IO, IO
0.635%(cc)	04/16/57	2,900	128,832
Series 2017-157, Class IO, IO
0.585%(cc)	12/16/59	1,866	97,744
Series 2020-109, Class AI, IO
0.870%(cc)	05/16/60	1,953	148,499
Series 2020-184, Class IO
0.914%(cc)	11/16/60	5,938	490,173
Series 2021-22, Class IO
0.989%(cc)	05/16/63	3,269	289,533
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	12,623	985,323
Series 2021-60, Class IO, IO
0.838%(cc)	05/16/63	2,493	197,922
Series 2021-68, Class IO, IO
0.896%(cc)	10/16/62	2,992	244,436
GS Mortgage Securities Corp. II,
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.623%(c)	09/15/31	11,720	10,857,027
GS Mortgage Securities Trust,
Series 2006-GG08, Class AJ
5.622%	11/10/39	1,544	499,496
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	3,878	4,174,684
Series 2015-GC30, Class B
4.165%(cc)	05/10/50	1,540	1,665,176
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.048%(cc)	01/15/47	540	576,147
Series 2015-C30, Class C
4.409%(cc)	07/15/48	3,667	3,856,270
Series 2015-C31, Class B
4.773%(cc)	08/15/48	3,600	3,953,902
JPMCC Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.273%(c)	07/15/34	3,984	3,907,631
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AJ
6.101%(cc)	02/12/49	61	69,157
Series 2007-LD12, Class AJ
6.715%(cc)	02/15/51	17	15,399
ML-CFC Commercial Mortgage Trust,
Series 2007-09, Class AJ
6.193%(cc)	09/12/49	160	156,795
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AJ
5.399%	12/15/43	242	160,495

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-IQ13, Class AJ
5.438%	03/15/44	12	$12,425
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.473%(c)	05/15/36	8,170	7,979,690
Series 2021-L05, Class XA, IO
1.425%(cc)	05/15/54	21,737	2,130,338
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	8,890	8,683,912
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,900	1,996,421
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.750%)
0.980%(c)	11/11/34	3,062	3,063,966
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class B
4.435%(cc)	07/15/46	569	571,272
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class XA, IO, 144A
1.451%(cc)	06/15/45	13,774	73,331
Series 2014-C19, Class XA, IO
1.176%(cc)	03/15/47	9,553	185,164
Series 2014-C25, Class C
4.458%(cc)	11/15/47	3,570	3,661,895

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $172,472,441)			170,011,098

CORPORATE BONDS — 33.7%
Aerospace & Defense — 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,750	1,766,538
2.700%	02/01/27	800	826,664
2.800%	03/01/27	760	789,086
3.100%	05/01/26	590	624,624
3.200%	03/01/29(a)	1,520	1,596,517
3.250%	02/01/35	3,590	3,649,381
3.550%	03/01/38	310	317,548
3.750%	02/01/50	1,030	1,062,499
4.875%	05/01/25(a)	4,220	4,729,767
5.150%	05/01/30	5,570	6,600,754
5.705%	05/01/40	1,690	2,180,535
5.805%	05/01/50	3,930	5,302,695
5.930%	05/01/60	1,120	1,544,859
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25(a)	650	704,512
3.500%	05/15/25	200	219,206
4.250%	04/01/40	70	85,616
4.250%	04/01/50	600	768,493
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	490	614,010

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
5.054%	04/27/45	1,120	$1,475,563
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	240	249,040
3.550%	01/15/26	420	464,294
4.500%	05/15/36	480	603,398
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,100	2,238,963
3.250%	01/15/28	810	884,013
5.250%	05/01/50	2,330	3,276,389
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30(a)	1,250	1,270,961
3.150%	12/15/24	595	638,214
3.950%	08/16/25	970	1,078,648
4.125%	11/16/28	570	656,512
4.500%	06/01/42	770	958,409

			47,177,708

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	350	366,100
2.450%	02/04/32	1,650	1,594,814
3.875%	09/16/46	570	565,164
4.400%	02/14/26(a)	1,250	1,414,018
4.800%	02/14/29	698	809,436
5.800%	02/14/39	2,250	2,773,989
5.950%	02/14/49	2,070	2,649,919
6.200%	02/14/59	317	410,893
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	6,420	6,869,766
4.540%	08/15/47	2,720	2,868,115
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	1,280	1,304,017
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	770	780,160
2.100%	05/01/30	840	837,894
2.500%	08/22/22	1,710	1,753,993
2.500%	11/02/22(a)	620	636,853
2.900%	11/15/21	2,060	2,080,560
4.500%	03/20/42	240	284,416
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	990	1,249,752

			29,249,859

Airlines — 0.6%
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	9,310	10,863,506
Sr. Unsec’d. Notes
2.900%	10/28/24	360	366,412

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
3.625%	03/15/22	1,130	$1,145,707
3.800%	04/19/23(a)	650	674,405
7.375%	01/15/26(a)	1,790	2,100,858
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	2,310	2,486,897
4.750%	10/20/28	2,120	2,359,284
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	1,590	1,750,600
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25(a)	1,374	1,557,209
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	90	93,171
4.625%	04/15/29	1,540	1,595,124

			24,993,173

Apparel — 0.2%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	150	159,430
4.875%	05/15/26(a)	620	669,713
5.375%	05/15/25(a)	870	920,780
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25(a)	509	519,691
NIKE, Inc.,
Sr. Unsec’d. Notes
2.400%	03/27/25(a)	710	750,574
2.750%	03/27/27(a)	1,220	1,315,942
2.850%	03/27/30(a)	990	1,075,664
3.250%	03/27/40	1,910	2,095,684
3.375%	03/27/50(a)	2,280	2,573,710

			10,081,188

Auto Manufacturers — 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	680	724,200
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)	630	628,630
3.339%	03/28/22	200	202,856
3.625%	06/17/31	1,610	1,640,344
3.815%	11/02/27	280	291,604
4.000%	11/13/30(a)	3,150	3,304,365
4.125%	08/17/27(a)	1,350	1,432,839
5.125%	06/16/25	200	220,182
5.875%	08/02/21	1,930	1,937,134
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	320	389,525
5.400%	10/02/23	550	605,476
5.950%	04/01/49	1,420	1,933,296
6.125%	10/01/25	950	1,124,601

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
6.250%	10/02/43	420	$579,726
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22	490	498,952
4.250%	05/15/23	200	212,571
4.350%	01/17/27	380	427,358
4.375%	09/25/21	1,430	1,443,241
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23	2,020	2,106,880
3.522%	09/17/25(a)	4,730	5,048,228
4.345%	09/17/27	4,360	4,797,266

			29,549,274

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	2,151	2,210,323

Banks — 9.1%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25(a)	1,940	2,178,341
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	07/16/21(oo)	190	190,671
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27	1,430	1,535,127
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.308%(c)	04/12/23	1,000	1,013,353
Sr. Unsec’d. Notes
2.746%	05/28/25	4,200	4,425,546
3.848%	04/12/23	1,200	1,268,500
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	3,000	3,088,229
3.004%(ff)	12/20/23	2,400	2,487,570
3.419%(ff)	12/20/28	4,242	4,625,177
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23(a)	4,400	4,591,787
3.500%	04/19/26	2,790	3,071,024
3.593%(ff)	07/21/28	580	637,990
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	4,270	4,280,229
3.550%(ff)	03/05/24	2,690	2,825,950
3.824%(ff)	01/20/28	1,873	2,080,199
3.970%(ff)	03/05/29	2,000	2,254,743
3.974%(ff)	02/07/30	870	986,471
4.000%	04/01/24(a)	4,030	4,393,902
4.083%(ff)	03/20/51	8,020	9,571,978
4.125%	01/22/24	2,080	2,264,782
4.330%(ff)	03/15/50	1,060	1,306,836
5.000%	01/21/44	2,060	2,743,505
Sub. Notes, MTN
4.000%	01/22/25	1,839	2,017,194

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.200%	08/26/24	1,410	$1,547,614
4.250%	10/22/26	240	270,959
4.450%	03/03/26	1,953	2,215,313
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	2,490	2,572,909
Sub. Notes
3.803%(ff)	12/15/32	470	518,144
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	730	749,390
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	1,500	1,514,349
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,030	1,041,732
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	1,280	1,499,860
Sub. Notes
5.088%(ff)	06/20/30	7,560	8,787,113
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,840	1,897,135
3.375%	01/09/25	1,100	1,181,647
4.400%	08/14/28	6,340	7,308,147
4.705%(ff)	01/10/25	4,230	4,615,501
5.198%(ff)	01/10/30	1,360	1,636,769
Sub. Notes, 144A
4.625%	03/13/27	830	937,450
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	939,996
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	1,490	1,661,574
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23	1,490	1,503,655
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	890	964,648
5.250%	03/07/25	740	832,829
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	01/30/23(oo)	1,510	1,589,370
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(a)(oo)	1,690	1,825,553
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(a)(oo)	2,670	2,934,094
Sr. Unsec’d. Notes
1.678%(ff)	05/15/24	1,480	1,511,329
2.572%(ff)	06/03/31	910	935,195
3.106%(ff)	04/08/26	1,010	1,080,535
3.668%(ff)	07/24/28	3,555	3,926,386
3.887%(ff)	01/10/28	3,575	3,977,977
4.650%	07/30/45	5,048	6,505,189

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.650%	07/23/48	1,500	$1,964,759
8.125%	07/15/39	309	533,695
Sub. Notes
4.050%	07/30/22	300	311,677
4.400%	06/10/25	4,050	4,524,388
4.450%	09/29/27	4,195	4,791,099
4.750%	05/18/46	350	445,234
5.300%	05/06/44	556	745,992
5.500%	09/13/25	4,930	5,744,849
6.125%	08/25/36	558	771,215
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	920	1,025,726
4.625%	12/01/23(a)	4,190	4,579,451
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26	4,540	4,556,376
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,250	1,273,986
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25	1,040	1,114,429
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	350	396,090
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	3,860	3,951,544
3.091%(ff)	05/14/32	2,040	2,101,940
4.194%(ff)	04/01/31	6,160	6,922,603
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	200	202,151
3.244%(ff)	12/20/25	690	734,391
5.000%	01/12/22	5,080	5,195,169
5.375%	01/12/24	2,960	3,283,270
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	08/02/21(oo)	227	224,712
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22	300	302,339
3.200%	02/23/23	2,160	2,252,915
3.210%(ff)	04/22/42	190	198,815
3.500%	04/01/25	1,590	1,724,448
3.500%	11/16/26	1,930	2,098,357
4.223%(ff)	05/01/29	946	1,080,020
4.750%	10/21/45(a)	2,200	2,872,863
6.250%	02/01/41	6,970	10,323,058
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	720	778,683
4.000%	03/03/24	2,610	2,835,029
Sub. Notes
4.250%	10/21/25(a)	4,180	4,676,658
5.150%	05/22/45	3,380	4,507,709
6.750%	10/01/37	3,904	5,685,165

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	2,880	$2,962,304
2.848%(ff)	06/04/31(a)	2,320	2,407,521
Sub. Notes
4.250%	03/14/24	1,210	1,311,265
4.250%	08/18/25	2,710	2,998,024
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	1,700	1,744,360
3.375%	01/12/23	1,380	1,435,660
Sub. Notes, 144A, MTN
5.017%	06/26/24(a)	6,800	7,388,661
5.710%	01/15/26	300	337,123
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24	3,970	4,045,005
2.083%(ff)	04/22/26	2,190	2,264,666
2.522%(ff)	04/22/31	4,210	4,326,714
3.109%(ff)	04/22/51	570	590,880
3.509%(ff)	01/23/29	1,500	1,652,629
3.540%(ff)	05/01/28	1,591	1,747,111
3.782%(ff)	02/01/28	1,804	2,002,021
4.023%(ff)	12/05/24	430	464,100
4.203%(ff)	07/23/29	1,840	2,112,827
4.452%(ff)	12/05/29	1,180	1,379,267
Sub. Notes
3.875%	09/10/24	10	10,902
4.250%	10/01/27	690	786,799
4.950%	06/01/45(a)	5,290	7,005,548
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	216,673
4.375%	03/22/28	1,910	2,193,491
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	1,456	1,615,887
3.737%(ff)	04/24/24	1,520	1,607,214
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	2,830	2,964,426
3.875%	01/27/26	792	885,254
4.000%	07/23/25	1,498	1,667,926
5.597%(ff)	03/24/51	80	119,148
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	3,690	3,832,916
3.622%(ff)	04/01/31	5,590	6,243,673
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	870	883,577
1.500%	04/23/25	920	938,060
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	200	214,708
4.892%(ff)	05/18/29	2,791	3,269,178
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23	2,050	2,094,815

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	1,420	$1,427,837
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	1,740	1,766,798
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23(a)	2,840	2,860,441
1.150%	06/12/25(a)	1,440	1,450,707
U.S. Bancorp,
Sr. Unsec’d. Notes
1.450%	05/12/25	2,950	3,015,742
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	1,680	1,698,504
UBS AG/Stamford CT (Switzerland),
Sub. Notes
7.625%	08/17/22	3,940	4,241,817
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(a)(oo)	6,900	7,611,458
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	460	471,885
3.491%	05/23/23	3,760	3,860,948
4.125%	09/24/25	600	668,969
4.253%	03/23/28	607	686,631
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	4,910	5,060,761
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,370	2,460,501
3.000%	10/23/26	2,648	2,855,157
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24	3,210	3,279,117
2.393%(ff)	06/02/28	6,530	6,771,091
2.879%(ff)	10/30/30	2,000	2,118,418
3.750%	01/24/24	960	1,032,476
5.013%(ff)	04/04/51	9,850	13,493,725
Sub. Notes
5.606%	01/15/44	1,431	1,957,251
Sub. Notes, GMTN
4.900%	11/17/45	3,660	4,684,778
Sub. Notes, MTN
4.400%	06/14/46	520	627,963
4.650%	11/04/44	3,180	3,918,535
4.750%	12/07/46	2,050	2,590,967
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	4,193	5,756,000
6.600%	01/15/38	2,452	3,618,961

			394,760,042

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	140	$154,770
4.700%	02/01/36	4,905	6,015,852
4.900%	02/01/46	3,220	4,073,012
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	440	489,022
4.000%	04/13/28	450	512,351
4.350%	06/01/40	700	833,007
4.500%	06/01/50(a)	1,280	1,560,814
4.750%	01/23/29	2,680	3,192,206
Becle SAB de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25	1,000	1,087,692
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27(a)	1,460	1,474,073
2.500%	06/01/40	40	39,680
2.600%	06/01/50	590	567,966
3.375%	03/25/27	2,010	2,237,193
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,270	1,354,330
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.750%	05/01/23(a)	1,490	1,502,410
1.625%	05/01/30(a)	1,240	1,223,706
2.250%	03/19/25	140	147,160
2.625%	03/19/27	150	161,116
2.875%	10/15/49	390	400,743
3.625%	03/19/50	210	245,647
3.875%	03/19/60	300	370,063
4.000%	03/05/42	610	741,244

			28,384,057

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	360	387,606
4.663%	06/15/51	301	388,736
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	910	1,153,884

			1,930,226

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	150	159,220

Chemicals — 0.3%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	2,430	2,704,207

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	780	$873,710
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	1,500	1,517,852
4.500%	10/22/25	1,510	1,636,386
5.125%	06/23/51	1,320	1,340,621
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26(a)	3,030	3,050,078
2.875%	05/11/31	2,870	2,887,933

			14,010,787

Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27	1,033	1,070,982
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27	1,300	1,455,172
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	3,600	4,495,801
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/23(a)	1,130	1,150,439
1.650%	06/01/25	1,180	1,211,688
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	1,100	1,216,819
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	460	559,345
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	1,520	1,547,464
4.875%	01/15/28	1,380	1,464,565
Sec’d. Notes
3.875%	11/15/27	860	904,920

			15,077,195

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
1.125%	05/11/25	3,240	3,278,734
2.450%	08/04/26	2,720	2,893,270
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24(a)	1,260	1,342,772

			7,514,776

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	230	249,041

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.150%	02/15/24(a)	2,110	$2,212,120
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25(a)	970	1,041,314
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	5,032	6,043,773
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	491	519,253
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43	260	348,007
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	200	242,249
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	200	210,265
5.250%	08/15/22	102	106,785
5.500%	02/15/24	460	505,896
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24	1,950	2,104,304
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	2,182,287
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30(a)	2,000	2,057,313
3.150%	12/14/25	760	831,512
4.300%	12/14/45	2,710	3,484,680

			21,889,758

Electric — 1.0%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	1,017	1,155,159
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,320	1,389,458
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	400	440,389
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	310	352,563
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	1,216	1,804,056
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22	50	50,788
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26	580	568,419

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27	2,880	$3,137,832
4.750%	03/15/23(a)	3,540	3,725,311
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47(a)	730	875,942
7.375%	11/15/31	10,860	14,852,747
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	1,050	1,112,654
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	978	1,540,410
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22(a)	2,170	2,169,496
2.100%	08/01/27	660	641,141
2.500%	02/01/31	840	788,138
3.300%	08/01/40	170	154,604
3.500%	08/01/50	410	364,911
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	4,405	6,282,431

			41,406,449

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25	930	947,962

Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25(a)	710	739,251
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,420	1,491,576

			2,230,827

Foods — 0.4%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	3,710	3,867,162
Hershey Co. (The),
Sr. Unsec’d. Notes
0.900%	06/01/25	400	401,182
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	472	502,822
4.250%	03/01/31	320	364,202
4.375%	06/01/46	440	498,659
4.625%	10/01/39	20	23,315
4.875%	10/01/49	710	860,446
5.000%	07/15/35	270	330,492
5.000%	06/04/42	420	512,221
5.200%	07/15/45	1,200	1,491,179
5.500%	06/01/50	600	783,017
6.750%	03/15/32	40	54,079
6.875%	01/26/39	100	143,643

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Gtd. Notes, 144A
7.125%	08/01/39	20	$29,415
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26(a)	1,130	1,168,130
4.875%	05/15/28	70	77,472
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	490	520,517
3.200%	04/01/30	810	887,901
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22	750	765,601
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	2,280	2,318,518

			15,599,973

Forest Products & Paper — 0.1%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.125%	01/15/32	1,110	1,098,445
3.750%	01/15/31	4,310	4,512,710

			5,611,155

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26	1,138	1,287,264
4.750%	11/30/36(a)	1,050	1,352,265
4.900%	11/30/46	1,730	2,360,937
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	858	941,772

			5,942,238

Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	470	489,194
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	470	507,011
3.650%	12/01/27	1,120	1,253,065
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	310	323,990
4.625%	12/15/29	320	352,262
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	160	167,196
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	440	514,214
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	990	1,017,830

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	630	$670,752
5.375%	02/01/25	330	372,219
5.375%	09/01/26(a)	1,440	1,657,902
5.625%	09/01/28	100	118,610
5.875%	02/01/29	410	495,272
Sr. Sec’d. Notes
4.500%	02/15/27	90	101,758
5.000%	03/15/24	230	254,213
5.250%	06/15/26	180	208,219
5.500%	06/15/47	3,504	4,563,094
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	1,050	1,082,585
3.950%	03/15/27	860	964,030
4.500%	04/01/25	240	268,802
4.625%	12/01/42	570	700,551
4.800%	03/15/47	100	126,525
4.950%	10/01/44	450	581,313
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,367	1,702,691
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,870	2,334,612
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	317	377,291
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	450	453,860
2.000%	05/15/30	440	443,648
2.375%	10/15/22	180	184,777
3.125%	05/15/60	150	154,603
3.500%	06/15/23	410	434,945
3.750%	07/15/25	780	865,345
3.875%	08/15/59	1,050	1,243,699
4.250%	06/15/48	310	383,698
4.450%	12/15/48	240	307,158
5.700%	10/15/40	1,500	2,119,893

			27,796,827

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24(a)	770	842,544
4.750%	05/30/25	160	179,611
4.750%	11/29/27(a)	1,540	1,779,536
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	120	154,741
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	610	638,195

			3,594,627

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	43	$44,101
Gtd. Notes, 144A
5.000%	10/01/29	100	106,491

			150,592

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23	956	1,004,548
4.700%	04/01/26	450	501,712

			1,506,260

Insurance — 0.4%
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/87(a)	636	737,760
Sr. Unsec’d. Notes
2.500%	06/30/25	770	812,313
3.750%	07/10/25	900	991,159
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	1,670	2,074,011
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26	1,000	1,099,262
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25	580	581,980
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	3,610	4,627,001
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
0.950%	06/24/25(a)	1,080	1,080,334
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25	520	522,755
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	3,711	4,785,286

			17,311,861

Internet — 1.0%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24(a)	1,560	1,695,503
4.200%	12/06/47	1,664	1,920,101
Alphabet, Inc.,
Sr. Unsec’d. Notes
0.450%	08/15/25	420	415,525
0.800%	08/15/27	800	777,008
1.100%	08/15/30(a)	930	883,393
2.050%	08/15/50	1,500	1,327,610

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.800%	06/03/25	1,710	$1,713,328
1.200%	06/03/27	2,100	2,089,183
1.500%	06/03/30(a)	1,030	1,009,271
2.100%	05/12/31(a)	940	955,824
2.500%	06/03/50(a)	5,180	4,892,553
3.150%	08/22/27	540	596,592
3.875%	08/22/37	1,030	1,226,117
4.050%	08/22/47	1,280	1,560,583
4.250%	08/22/57	300	383,855
4.950%	12/05/44	310	420,843
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	2,250	2,391,912
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	2,480	2,824,498
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	399,060
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	2,240	2,156,120
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28	4,132	4,516,864
3.680%	04/22/41	2,290	2,444,246
3.840%	04/22/51	4,980	5,376,133

			41,976,122

Iron/Steel — 0.1%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.250%	10/15/39	460	651,512
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	1,197	1,640,403
6.875%	11/10/39(a)	844	1,177,938

			3,469,853

Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28(a)	1,190	1,205,517

Lodging — 0.4%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	360	355,597
5.375%	05/01/25	610	642,476
5.750%	05/01/28	410	443,584
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	1,840	1,919,788
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25(a)	3,000	3,126,494
3.200%	08/08/24	2,510	2,634,086

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
3.800%	01/08/26	780	$831,984
4.600%	08/08/23	2,670	2,835,266
5.125%	08/08/25	870	973,979
5.400%	08/08/28	1,140	1,324,829
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	300	309,080
5.625%	08/26/28	2,470	2,581,608

			17,978,771

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	240	265,112
3.750%	04/15/50(a)	1,330	1,605,713
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	760	789,949

			2,660,774

Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,760	1,822,016
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	120	125,174
5.000%	02/01/28	480	503,647
5.125%	05/01/27	2,510	2,632,338
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28(a)	1,250	1,414,000
4.800%	03/01/50	360	414,758
4.908%	07/23/25	4,580	5,193,155
5.050%	03/30/29	3,500	4,137,350
5.375%	04/01/38	1,490	1,835,170
5.750%	04/01/48	60	76,569
6.484%	10/23/45	500	690,105
6.834%	10/23/55	310	457,122
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	80	90,008
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51	890	856,530
3.100%	04/01/25	80	86,301
3.150%	03/01/26	630	685,539
3.250%	11/01/39	120	127,693
3.300%	04/01/27(a)	1,240	1,367,129
3.375%	08/15/25	450	491,187
3.400%	04/01/30	700	773,130
3.400%	07/15/46	110	117,530
3.450%	02/01/50	1,010	1,094,064
3.750%	04/01/40	150	169,590
3.950%	10/15/25(a)	6,590	7,375,543

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
3.969%	11/01/47	3,250	$3,791,473
3.999%	11/01/49	377	443,998
4.000%	03/01/48	180	210,663
4.150%	10/15/28	1,060	1,227,399
4.200%	08/15/34	190	224,580
4.250%	10/15/30	500	587,983
4.250%	01/15/33	530	631,043
4.700%	10/15/48	230	298,189
5.650%	06/15/35	160	216,496
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)	2,160	2,174,384
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	1,795	1,927,666
7.750%	07/01/26(a)	190	215,076
Gtd. Notes, 144A
5.125%	06/01/29	910	899,399
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	2,150	2,779,847
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	332	451,414
7.300%	07/01/38	4,520	6,577,211
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	1,400	2,124,532
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24	570	612,833
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	400	413,066
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	130	196,499

			58,539,399

Mining — 0.8%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	630	680,187
4.000%	09/11/27	4,476	4,962,561
4.750%	04/10/27	1,070	1,231,758
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	200	263,340
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,640	2,256,649
5.750%	05/01/43	260	366,023
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	175	177,943
5.000%	09/30/43	1,000	1,358,621

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	$20,845
4.550%	11/14/24	40	43,656
4.625%	08/01/30	570	623,791
5.450%	03/15/43	2,156	2,635,845
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42(a)	3,697	4,753,704
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	03/27/27	4,860	5,384,391
4.125%	05/30/23	50	53,180
4.125%	03/12/24	2,220	2,393,862
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42(a)	5,100	6,518,371
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	110	140,128
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	1,450	1,600,066

			35,464,921

Miscellaneous Manufacturing — 0.2%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29(a)	1,360	1,425,397
3.050%	04/15/30	220	242,198
3.700%	04/15/50(a)	1,620	1,905,558
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	510	608,650
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	260	286,019
3.625%	05/01/30(a)	520	580,473
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	544	816,418
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	440	610,205

			6,474,918

Oil & Gas — 3.8%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	1,041	1,050,721
4.250%	01/15/44(a)	3,370	3,309,866
4.375%	10/15/28(a)	1,070	1,139,559
4.750%	04/15/43	425	441,814
5.100%	09/01/40	1,700	1,785,143
6.000%	01/15/37	578	662,602
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	2,940	2,855,580
3.119%	05/04/26	1,030	1,117,671

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
3.216%	11/28/23(a)	2,330	$2,467,872
3.410%	02/11/26(a)	2,160	2,363,104
3.633%	04/06/30	790	886,374
3.790%	02/06/24	250	269,654
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25(a)	3,320	3,633,674
3.535%	11/04/24	300	326,646
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	1,520	1,556,489
1.995%	05/11/27	530	547,458
3.078%	05/11/50	1,670	1,729,151
Chevron USA, Inc.,
Gtd. Notes
3.850%	01/15/28	2,000	2,280,063
4.950%	08/15/47	460	616,276
5.250%	11/15/43	990	1,346,033
6.000%	03/01/41	310	453,418
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	4,850	5,350,593
4.375%	03/15/29(a)	1,220	1,387,097
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	560	629,008
4.300%	08/15/28	4,470	5,184,980
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	420	444,152
4.375%	01/15/28(a)	2,620	2,896,635
4.500%	04/15/23	610	636,191
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	640	727,294
5.000%	06/15/45(a)	5,560	6,542,882
5.600%	07/15/41	1,040	1,290,067
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30	474	521,540
5.250%	10/15/27	286	307,451
5.875%	06/15/28	156	173,370
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	890	953,936
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	3,990	4,268,343
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,280	1,478,369
4.150%	01/15/26(a)	1,210	1,362,511
4.375%	04/15/30	300	355,585
4.950%	04/15/50	390	521,030
EQT Corp.,
Sr. Unsec’d. Notes
3.000%	10/01/22	1,440	1,469,635
3.900%	10/01/27	380	407,157

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.000%	01/15/29	30	$33,466
7.625%	02/01/25	120	139,856
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	120	122,597
2.992%	03/19/25	3,320	3,562,232
3.043%	03/01/26(a)	1,900	2,062,314
3.452%	04/15/51	2,000	2,176,332
3.482%	03/19/30(a)	1,210	1,358,967
4.114%	03/01/46	3,170	3,746,934
4.327%	03/19/50	150	186,203
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	311,161
6.375%	10/24/48	1,240	1,644,112
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	310	325,699
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	1,200	1,227,034
3.000%	02/15/27(a)	1,030	1,022,296
3.400%	04/15/26	1,610	1,646,762
4.100%	02/15/47(a)	3,440	3,200,667
4.200%	03/15/48	1,220	1,146,403
4.400%	04/15/46	650	627,529
4.500%	07/15/44	140	135,430
4.625%	06/15/45	1,920	1,885,201
5.550%	03/15/26	3,050	3,374,072
6.450%	09/15/36	1,590	1,900,019
6.600%	03/15/46	1,780	2,113,882
6.625%	09/01/30	2,650	3,187,574
7.500%	05/01/31	450	567,357
7.875%	09/15/31	4,163	5,362,252
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25(a)	10,629	11,985,603
6.900%	03/19/49(a)	2,260	2,701,731
7.250%	03/17/44	3,950	4,856,239
7.375%	01/17/27	1,060	1,302,749
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	2,424	2,455,744
6.375%	01/23/45	3,605	3,101,512
6.625%	06/15/35	310	299,436
Gtd. Notes, MTN
6.875%	08/04/26	1,900	2,075,351
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	400	396,003
2.150%	01/15/31(a)	1,750	1,717,344
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31	3,790	3,749,712
3.125%	07/12/41	2,430	2,421,033
3.300%	07/12/51	2,440	2,440,000

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	490	$508,760
5.000%	03/15/23	928	965,559
5.875%	07/01/22	38	38,899
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	520	554,382
2.875%	05/10/26(a)	1,730	1,869,940
3.250%	04/06/50	2,540	2,703,926
4.375%	05/11/45	2,010	2,464,902
4.550%	08/12/43	1,010	1,260,688
6.375%	12/15/38	1,363	2,021,548
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	1,880	2,055,278

			164,759,684

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27	1,564	1,710,689
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	42	46,416
7.450%	09/15/39	2,413	3,555,449
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	1,318	1,471,653

			6,784,207

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	650	670,686
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27	430	439,069
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23	370	387,858

			1,497,613

Pharmaceuticals — 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	6,390	6,559,059
2.600%	11/21/24	1,420	1,497,878
2.950%	11/21/26	1,340	1,440,549
3.200%	11/21/29(a)	7,010	7,608,295
3.450%	03/15/22	1,160	1,179,613
3.600%	05/14/25	1,500	1,637,511
3.750%	11/14/23	260	279,000
3.800%	03/15/25	1,980	2,165,411
4.250%	11/21/49	3,150	3,776,812
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26	520	565,528

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29(a)	2,470	$2,302,559
5.250%	01/30/30(a)	7,610	7,099,941
6.250%	02/15/29	2,360	2,333,828
7.250%	05/30/29	760	778,788
9.000%	12/15/25	680	728,951
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	50	51,299
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28	1,222	1,540,402
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	2,900	3,106,854
3.734%	12/15/24(a)	776	845,228
4.685%	12/15/44	509	634,712
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,350	1,353,371
2.600%	05/16/22	620	632,962
2.900%	07/26/24	708	755,004
3.400%	07/26/29	3,430	3,842,276
3.550%	08/15/22	920	952,848
3.875%	08/15/25	778	865,741
5.000%	08/15/45	2,670	3,653,518
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	1,510	1,607,678
4.125%	11/15/25	890	997,588
4.375%	10/15/28	1,240	1,443,280
4.800%	08/15/38	3,000	3,736,545
4.900%	12/15/48	2,000	2,584,996
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	2,440	2,507,827
3.250%	08/15/29	3,000	3,262,395
3.625%	04/01/27	370	409,392
3.700%	03/09/23	635	668,515
3.750%	04/01/30	920	1,031,372
3.875%	07/20/25	876	967,225
4.125%	04/01/40	380	440,513
4.250%	04/01/50	2,120	2,519,865
4.300%	03/25/28	1,840	2,113,798
5.050%	03/25/48	2,210	2,874,023
5.125%	07/20/45	820	1,064,311
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	521	630,153
Sr. Sec’d. Notes
6.036%	12/10/28	559	644,748
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	120	122,657
Johnson & Johnson,
Sr. Unsec’d. Notes
0.550%	09/01/25	1,150	1,138,492

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
0.950%	09/01/27	2,290	$2,249,167
3.625%	03/03/37	1,000	1,165,824
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	1,640	1,627,439
1.450%	06/24/30(a)	970	944,988
Pfizer, Inc.,
Sr. Unsec’d. Notes
0.800%	05/28/25(a)	1,950	1,955,348
1.700%	05/28/30(a)	1,260	1,253,258
2.625%	04/01/30	1,080	1,151,699
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	500	502,143
Gtd. Notes, Series 2
3.650%	11/10/21	340	341,744
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	2,130	2,128,039
2.800%	07/21/23	2,550	2,539,439
3.150%	10/01/26(a)	5,250	4,993,545
4.100%	10/01/46	4,070	3,552,343
7.125%	01/31/25(a)	940	1,036,974

			114,395,261

Pipelines — 1.8%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,000	1,178,642
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	440	468,757
3.302%	01/15/35	3,190	3,423,950
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28	990	1,044,386
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	380	445,876
Energy Transfer LP,
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	1,230	1,236,465
Sr. Unsec’d. Notes
2.900%	05/15/25	820	863,257
3.750%	05/15/30(a)	4,520	4,914,041
4.950%	06/15/28	580	672,583
5.000%	05/15/50	300	346,571
5.250%	04/15/29	390	460,678
5.300%	04/01/44	140	162,162
5.400%	10/01/47	110	130,198
6.250%	04/15/49	2,720	3,576,879
7.500%	07/01/38	395	556,386
7.600%	02/01/24	540	613,640
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
4.500%	11/01/23	70	75,036
5.875%	03/01/22	210	214,601

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	1,660	$1,753,914
3.700%	01/31/51	2,890	3,105,362
3.950%	01/31/60	740	822,674
4.150%	10/16/28	4,660	5,352,579
4.200%	01/31/50	800	925,904
4.800%	02/01/49	210	258,611
4.850%	03/15/44	310	380,348
7.550%	04/15/38	310	475,937
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	560	623,727
4.300%	03/01/28	690	788,120
5.550%	06/01/45	440	569,109
Gtd. Notes, GMTN
7.750%	01/15/32	2,663	3,837,611
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	2,090	2,389,317
4.700%	04/15/48	250	290,676
4.800%	02/15/29(a)	1,590	1,863,876
4.875%	12/01/24	1,450	1,624,063
4.875%	06/01/25	1,520	1,716,142
5.500%	02/15/49	1,590	2,057,297
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	530	456,497
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32(a)	2,150	3,060,338
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.375%	02/01/27	160	166,641
5.875%	04/15/26(a)	220	230,827
6.500%	07/15/27	420	456,962
6.875%	01/15/29(a)	1,030	1,159,454
Gtd. Notes, 144A
4.000%	01/15/32	170	174,968
4.875%	02/01/31(a)	1,170	1,266,229
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30(a)	3,620	3,756,471
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	2,670	3,392,134
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.100%
2.288%(c)	01/13/23	470	469,309
Sr. Unsec’d. Notes
4.350%	02/01/25	1,320	1,394,670
4.500%	03/01/28	320	342,754
5.300%	02/01/30(a)	4,720	5,300,599
5.500%	08/15/48	130	141,762
6.500%	02/01/50	800	927,818

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)	1,400	$1,528,114
3.700%	01/15/23	370	385,172
3.750%	06/15/27	170	188,751
4.850%	03/01/48	490	596,402
7.750%	06/15/31	1,320	1,828,179
7.875%	09/01/21	733	741,792
8.750%	03/15/32	210	320,308
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	1,711	2,355,961

			79,861,487

Real Estate Investment Trusts (REITs) — 0.1%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	30	33,796
5.375%	04/15/26	260	299,206
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	711	820,666
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24	2,750	2,942,991

			4,096,659

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29	1,060	1,047,740
3.875%	01/15/28	1,070	1,083,375
4.250%	05/15/24(a)	1,164	1,177,162
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	2,200	2,215,109
1.600%	04/20/30	1,280	1,261,363
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	140	146,088
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	1,630	1,738,099
2.700%	04/15/30(a)	740	791,770
3.300%	04/15/40	850	931,905
3.350%	04/15/50	2,470	2,733,348
3.900%	12/06/28	150	174,343
3.900%	06/15/47	140	166,235
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30	1,990	2,354,701
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	200	204,023
3.300%	07/01/25	840	912,071
3.375%	05/26/25	610	662,271
3.500%	03/01/27	2,020	2,231,539
3.500%	07/01/27(a)	670	742,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
3.600%	07/01/30(a)	690	$775,918
3.625%	09/01/49	150	166,187
3.700%	01/30/26	780	867,084
3.800%	04/01/28	680	769,976
4.200%	04/01/50	1,270	1,533,094
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	1,410	1,479,677
Walmart, Inc.,
Sr. Unsec’d. Notes
3.400%	06/26/23	440	465,955
3.550%	06/26/25	420	463,199
3.700%	06/26/28	1,040	1,183,918

			28,279,026

Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	2,480	2,660,093
4.700%	04/15/25	3,850	4,333,004
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	750	828,769
4.750%	03/25/50	1,690	2,243,884
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	1,210	1,250,420
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	540	584,656
3.500%	04/01/40	1,020	1,156,032
3.500%	04/01/50	4,410	4,987,194
3.700%	04/01/60	750	888,537
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25(a)	800	843,439
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	800	795,239

			20,571,267

Software — 0.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26(a)	7,380	7,864,567
2.525%	06/01/50	130	127,747
2.675%	06/01/60	104	103,547
2.700%	02/12/25	800	856,704
2.875%	02/06/24	3,240	3,428,430
2.921%	03/17/52	288	305,494
3.041%	03/17/62	496	530,342
3.300%	02/06/27(a)	670	745,674
3.450%	08/08/36	62	71,653
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	4,210	4,268,375
2.875%	03/25/31	4,600	4,789,904

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23	1,490	$1,563,164

			24,655,601

Telecommunications — 2.0%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,170	2,255,812
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28(a)	3,870	3,841,201
2.300%	06/01/27	2,250	2,328,485
3.100%	02/01/43	4,280	4,195,796
4.350%	06/15/45	437	499,288
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	974	976,848
3.550%	09/15/55	2,444	2,448,941
3.800%	12/01/57	470	491,149
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	470	714,180
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	880	1,045,286
7.875%	09/15/23	590	670,711
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	530	579,458
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	2,000	2,392,021
5.213%	03/08/47	170	212,826
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	410	413,575
2.625%	02/15/29	1,260	1,244,633
2.875%	02/15/31(a)	930	922,322
3.500%	04/15/31	1,500	1,550,066
Gtd. Notes, 144A
3.500%	04/15/31	1,210	1,248,720
Sr. Sec’d. Notes
2.050%	02/15/28	370	374,930
2.550%	02/15/31	1,130	1,142,879
3.000%	02/15/41	70	69,223
3.500%	04/15/25	5,380	5,834,432
3.750%	04/15/27	250	276,274
3.875%	04/15/30	6,260	6,987,364
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.850%	11/20/25	500	493,894
1.450%	03/20/26(a)	1,010	1,019,331
1.750%	01/20/31	1,550	1,485,392
2.100%	03/22/28	1,510	1,541,978
2.550%	03/21/31	4,480	4,583,693
2.625%	08/15/26	730	775,557
2.650%	11/20/40	3,600	3,473,367

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
2.875%	11/20/50	5,360	$5,118,667
3.376%	02/15/25	2,351	2,554,274
3.500%	11/01/24	240	259,703
3.850%	11/01/42	550	623,295
3.875%	02/08/29(a)	360	409,592
4.000%	03/22/50	2,380	2,739,036
4.125%	03/16/27	2,490	2,833,922
4.125%	08/15/46	650	763,404
4.329%	09/21/28	944	1,097,208
4.400%	11/01/34	340	405,422
4.500%	08/10/33	5,100	6,102,715
4.522%	09/15/48	570	703,616
4.862%	08/21/46	1,391	1,796,866
5.250%	03/16/37(a)	2,590	3,416,402
5.500%	03/16/47	200	279,597
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28(a)	2,245	2,611,523

			87,804,874

Transportation — 0.1%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	1,200	1,245,565
2.400%	02/05/30(a)	1,690	1,744,587
3.750%	07/15/25	1,050	1,165,681
3.750%	02/05/70	1,700	1,869,949
Sr. Unsec’d. Notes, 144A
2.891%	04/06/36	250	260,061

			6,285,843

TOTAL CORPORATE BONDS (cost $1,341,518,686)			1,456,097,195

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.8%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 1A1
2.845%(cc)	09/25/35	160	131,923
Alternative Loan Trust,
Series 2005-J04, Class M2, 1 Month LIBOR + 0.960% (Cap 11.000%, Floor 0.960%)
1.052%(c)	07/25/35	898	896,331
Banc of America Funding Trust,
Series 2015-R02, Class 4A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.165%)
0.257%(c)	09/29/36	636	635,306
Banc of America Mortgage Trust,
Series 2003-H, Class 3A1
3.036%(cc)	09/25/33	77	77,526
Series 2005-H, Class 2A1
3.035%(cc)	09/25/35	46	45,526
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.900%)
0.992%(c)	11/25/34	7,485	7,675,912

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC05, Class A3, 1 Month LIBOR + 1.100% (Cap 8.500%, Floor 1.100%)
1.192%(c)	10/25/33	93	$92,199
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.142%(c)	01/25/40	1,976	1,983,949
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB06, Class A1
2.760%(cc)	11/20/34	52	53,779
Credit Suisse Mortgage Trust,
Series 2015-02R, Class 3A1, 144A
0.512%(cc)	04/27/36	308	307,847
Series 2015-02R, Class 7A1, 144A
2.546%(cc)	08/27/36	1,225	1,244,922
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	9,680	9,911,856
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	3,321	3,404,401
Series 2021-2R, Class 1A1, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	07/25/47	4,913	4,889,447
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
6.761%(cc)	04/15/36	22,845	4,291,746
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.342%(c)	10/25/23	3,062	3,203,604
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.492%(c)	01/25/24	6,135	6,343,094
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	05/25/24	7,066	7,107,265
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.342%(c)	07/25/30	3,825	3,878,350
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	781	38,122
Series 409, Class C02, IO
3.000%	04/25/27	936	52,566
Series 409, Class C13, IO
3.500%	11/25/41	776	72,121
Series 409, Class C22, IO
4.500%	11/25/39	783	143,061
Fannie Mae REMICS,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
0.442%(c)	05/25/34	244	245,256
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.389%(c)	04/25/40	662	133,821
Series 2010-123, Class PM
4.000%	07/25/40	3,467	3,701,278

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.609%(c)	10/25/26	526	$54,782
Series 2012-028, Class B
6.500%	06/25/39	56	61,273
Series 2012-046, Class BA
6.000%	05/25/42	590	692,912
Series 2012-051, Class B
7.000%	05/25/42	236	289,461
Series 2012-070, Class YS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.559%(c)	02/25/41	29	1,297
Series 2012-074, Class OA, PO
0.307%(s)	03/25/42	63	60,176
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.559%(c)	03/25/42	729	120,608
Series 2012-075, Class AO, PO
0.307%(s)	03/25/42	95	90,201
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.509%(c)	07/25/42	41	7,418
Series 2012-118, Class CI, IO
3.500%	12/25/39	255	4,894
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.059%(c)	12/25/42	329	67,979
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.059%(c)	12/25/42	415	89,360
Series 2013-009, Class BC
6.500%	07/25/42	811	969,858
Series 2013-009, Class CB
5.500%	04/25/42	2,047	2,348,744
Series 2013-009, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.059%(c)	03/25/42	3,076	479,156
Series 2013-026, Class HI, IO
3.000%	04/25/32	691	19,811
Series 2013-073, Class IA, IO
3.000%	09/25/32	4,865	338,971
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.059%(c)	09/25/41	2,190	306,426
Series 2015-055, Class IO, IO
1.532%(cc)	08/25/55	1,081	46,222
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.059%(c)	08/25/45	522	125,237
Series 2020-047, Class GZ
2.000%	07/25/50	1,326	1,223,327
Series 2020-56, Class DI, IO
2.500%	08/25/50	2,315	358,516
Series 2021-01, Class IG, IO
2.500%	02/25/51	3,932	596,907
Series 2021-03, Class QI, IO
2.500%	02/25/51	4,973	696,211

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.342%(c)	07/25/29	15,681	$16,245,264
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.942%(c)	02/25/50	12,380	12,480,781
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.842%(c)	08/25/50	6,107	6,172,478
Series 2020-DNA1, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.392%(c)	01/25/50	3,890	3,886,347
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.818%(c)	01/25/51	3,710	3,729,320
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48	942	946,257
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	1,120	1,321,238
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	2,249	2,564,041
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
6.217%(c)	11/15/36	257	49,893
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
5.957%(c)	09/15/37	731	140,356
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
6.157%(c)	01/15/40	122	24,087
Series 3639, Class EY
5.000%	02/15/30	781	866,763
Series 3768, Class MB
4.000%	12/15/39	1,678	1,728,623
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.877%(c)	10/15/41	1,867	296,099
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.977%(c)	08/15/39	644	120,751
Series 4119, Class IN, IO
3.500%	10/15/32	677	72,895
Series 4146, Class DI, IO
3.000%	12/15/31	2,532	161,146
Series 4174, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.127%(c)	05/15/39	183	5,080
Series 4194, Class BI, IO
3.500%	04/15/43	653	84,276
Series 4210, Class Z
3.000%	05/15/43	1,552	1,615,786

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4239, Class IO, IO
3.500%	06/15/27	2,541	$148,782
Series 4415, Class IO, IO
1.930%(cc)	04/15/41	710	40,574
Series 4813, Class CJ
3.000%	08/15/48	691	716,674
Series 5010, Class IK, IO
2.500%	09/25/50	1,310	181,283
Series 5010, Class JI, IO
2.500%	09/25/50	3,227	490,099
Series 5013, Class IN, IO
2.500%	09/25/50	1,346	211,909
Series 5018, Class MI, IO
2.000%	10/25/50	2,313	300,185
Series 5040, Class IB, IO
2.500%	11/25/50	763	101,276
Series 5059, Class IB, IO
2.500%	01/25/51	3,639	614,936
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	415	28,487
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.387%(c)	04/20/40	90	19,183
Series 2010-076, Class CS, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.457%(c)	06/20/40	1,815	460,803
Series 2010-085, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.557%(c)	01/20/40	79	5,404
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000% (Cap 11.000%, Floor 1.000%)
1.090%(c)	06/20/60	4,833	4,917,408
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
0.457%(c)	08/20/58	414	415,031
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	03/20/42	1,359	302,406
Series 2012-043, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.525%(c)	04/16/42	704	172,764
Series 2012-066, Class CI, IO
3.500%	02/20/38	267	2,979
Series 2012-098, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.025%(c)	08/16/42	606	130,133
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.125%(c)	10/16/42	979	222,517
Series 2013-069, Class AI, IO
3.500%	05/20/43	774	99,290
Series 2014-005, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.075%(c)	06/16/43	684	79,402

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-037, Class QA
2.750%	03/20/48	678	$720,045
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.407%(c)	02/20/68	799	799,573
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.407%(c)	05/20/68	1,350	1,350,550
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.407%(c)	05/20/68	626	626,548
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.407%(c)	07/20/68	965	966,129
Series 2018-H17, Class FG, 12 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
0.683%(c)	10/20/68	5,605	5,585,317
Series 2019-090, Class AB
3.000%	07/20/49	2,739	2,837,349
Series 2019-123, Class A
3.000%	10/20/49	309	317,046
Series 2020-047, Class MI, IO
3.500%	04/20/50	2,120	318,439
Series 2020-047, Class NI, IO
3.500%	04/20/50	736	112,195
Series 2020-123, Class IL, IO
2.500%	08/20/50	978	133,993
Series 2020-123, Class NI, IO
2.500%	08/20/50	3,005	411,119
Series 2020-127, Class IN, IO
2.500%	08/20/50	1,359	187,448
Series 2020-129, Class IE, IO
2.500%	09/20/50	1,166	160,021
Series 2020-160, Class IH, IO
2.500%	10/20/50	782	108,835
Series 2020-160, Class VI, IO
2.500%	10/20/50	1,169	160,961
Series 2020-160, Class YI, IO
2.500%	10/20/50	4,099	557,189
Series 2020-181, Class WI, IO
2.000%	12/20/50	8,666	963,323
Series 2020-H09, Class NF, 1 Month LIBOR + 1.250% (Cap 11.000%, Floor 1.250%)
1.343%(c)	04/20/70	2,096	2,165,006
Series 2020-H12, Class F, 1 Month LIBOR + 0.500% (Cap 7.500%, Floor 0.500%)
0.593%(c)	07/20/70	1,232	1,249,236
Series 2020-H13, Class FA, 1 Month LIBOR + 0.450% (Cap 7.500%, Floor 0.450%)
0.543%(c)	07/20/70	13,884	14,050,951
Series 2020-H13, Class FC, 1 Month LIBOR + 0.450% (Cap 7.500%, Floor 0.450%)
0.543%(c)	07/20/70	14,146	14,302,053
Series 2020-H13, Class FM, 1 Month LIBOR + 0.400% (Cap 11.000%, Floor 0.400%)
0.493%(c)	08/20/70	7,250	7,278,807

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-29, Class TI, IO
2.500%	02/20/51	2,480	$480,720
GreenPoint Mortgage Funding Trust,
Series 2005-AR04, Class G41B, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.292%(c)	10/25/45	130	121,312
Series 2006-AR03, Class 3A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.552%(c)	04/25/36	43	52,721
GSR Mortgage Loan Trust,
Series 2005-08F, Class 2A1
5.500%	11/25/35	101	106,622
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760% (Cap 10.500%, Floor 0.760%)
0.853%(c)	01/19/35	90	86,187
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.292%(c)	10/25/36	524	512,915
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A4
2.979%(cc)	08/25/35	223	225,214
Series 2005-S03, Class 1A1
6.500%	01/25/36	1,471	1,124,139
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	4,535	4,581,673
Legacy Mortgage Asset Trust,
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	4,950	5,042,835
MASTR Alternative Loan Trust,
Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450% (Cap 8.000%, Floor 0.450%)
0.542%(c)	09/25/34	19	19,185
Merrill Lynch Mortgage Investors Trust,
Series 2006-01, Class 2A1
2.038%(cc)	02/25/36	126	132,606
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	8,030	8,470,088
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 2A
2.574%(cc)	07/25/34	157	162,028
Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700% (Cap 5.750%, Floor 0.700%)
0.792%(c)	12/25/35	634	463,218
MRA Issuance Trust,
Series 2021-EBO1, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.842%(c)	10/08/21	6,260	6,259,251
Series 2021-EBO4, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.842%(c)	02/16/22	8,570	8,571,070
New Residential Mortgage Loan Trust,
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	4,060	4,269,794

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	6,018	$6,460,896
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	3,713	4,107,317
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	3,713	4,093,101
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 1.070%)
1.162%(c)	02/25/35	2,807	2,866,065
Series 2006-AF01, Class 2A
3.291%(cc)	06/25/36	599	530,109
Nomura Asset Acceptance Corp. Reperforming Loan REMIC Trust Certificates,
Series 2004-R03, Class A1, 144A
6.500%	02/25/35	1,297	1,299,921
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.846%(c)	05/27/23	7,761	7,686,135
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.011%(c)	02/27/24	3,500	3,531,787
RAMP Trust,
Series 2005-SL01, Class A7
8.000%	05/25/32	68	53,387
RBSGC Mortgage Loan Trust,
Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.542%(c)	01/25/37	471	176,949
Residential Asset Securitization Trust,
Series 2007-A07, Class A3
6.000%	07/25/37	1,678	957,104
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56	8,495	8,627,555
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56	12,160	12,591,836
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	8,140	8,538,445
Series 2021-01, Class M, 144A
4.250%	09/25/60	2,600	2,677,553
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.392%(c)	09/25/34	213	203,018
Wachovia Mortgage Loan Trust LLC,
Series 2005-A, Class 1A1
2.483%(cc)	08/20/35	24	24,218
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR09, Class 1A7
2.746%(cc)	09/25/33	77	78,111
Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.980% (Cap 10.500%, Floor 0.980%)
1.072%(c)	10/25/45	1,439	1,427,564

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR04, Class 2A1
2.827%(cc)	04/25/36		22	$21,582

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $285,742,313)				293,780,325

SOVEREIGN BONDS — 8.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		3,560	3,658,869
3.125%	09/30/49		11,090	11,307,525
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		1,935	695,019
0.125%(cc)	07/09/35		9,453	2,996,703
0.125%(cc)	07/09/41		9,380	3,347,674
1.000%	07/09/29		680	257,724
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		800	843,006
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.717%	01/25/27(a)		865	946,154
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/23	BRL	38,299	7,987,612
10.000%	01/01/25	BRL	60,998	12,936,639
10.000%	01/01/27	BRL	12,694	2,704,322
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		670	691,812
4.625%	01/13/28(a)		2,340	2,533,888
5.000%	01/27/45		5,190	5,256,815
5.625%	01/07/41		3,850	4,189,026
5.625%	02/21/47		8,990	9,811,661
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	12,500	1,989,278
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		2,450	2,397,280
4.125%	02/22/42		2,470	2,398,772
5.625%	02/26/44		2,540	2,873,625
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		410	447,634
4.350%	01/11/48		4,480	5,084,904
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		2,720	3,462,464
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22		270	277,257
4.750%	07/18/47		400	476,459
5.125%	01/15/45		3,720	4,612,587
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		4,030	4,138,324

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	538,563,000	$36,963,929
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		1,150	1,229,601
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		1,050	1,154,664
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		2,770	2,774,147
7.250%	02/28/28(a)		1,070	1,181,527
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		3,650	4,073,286
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	1,115,540	58,832,508
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	144,520	7,642,928
7.750%	11/13/42	MXN	329,844	16,967,338
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	230,730	12,739,208
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48		1,620	1,740,956
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10		1,070	1,276,774
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		1,280	1,348,768
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27(a)		1,140	1,207,820
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		1,270	1,440,643
Sr. Unsub. Notes
2.252%	09/29/32(a)		2,600	2,495,530
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		2,540	2,584,954
5.625%	11/18/50		1,880	2,591,215
6.550%	03/14/37		150	206,345
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23(d)		1,520	659,446
7.875%	06/15/27		1,310	580,007
9.125%	03/16/24(d)		160	70,755
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		4,860	5,593,900
4.400%	04/16/50		390	474,819
4.817%	03/14/49		3,050	3,924,195
5.103%	04/23/48		525	697,165
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		4,930	5,366,940

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	458,000	$6,619,794
Bonds, Series 6211
7.000%	01/25/23	RUB	170,630	2,348,703
Bonds, Series 6212
7.050%	01/19/28	RUB	593,212	8,163,490
Bonds, Series 6215
7.000%	08/16/23	RUB	465,330	6,390,982
Bonds, Series 6219
7.750%	09/16/26	RUB	79,640	1,127,041
Bonds, Series 6224
6.900%	05/23/29	RUB	1,524,038	20,768,584
Bonds, Series 6225
7.250%	05/10/34	RUB	43,690	604,121
Bonds, Series 6228
7.650%	04/10/30	RUB	731,870	10,410,482
Bonds, Series 6230
7.700%	03/16/39	RUB	1,050,790	15,202,621
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		1,220	1,306,268
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		970	1,253,868

TOTAL SOVEREIGN BONDS (cost $358,197,323)				348,338,355

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.9%
Federal Home Loan Mortgage Corp.
1.500%	03/01/51		1,577	1,526,693
2.000%	11/01/50		2,326	2,354,215
2.000%	02/01/51		198	200,629
2.000%	02/01/51		296	299,424
2.000%	02/01/51		394	398,918
2.000%	02/01/51		496	501,468
2.000%	02/01/51		2,081	2,106,455
2.000%	02/01/51		4,011	4,058,615
2.000%	03/01/51		99	100,495
2.000%	03/01/51		129	130,573
2.000%	03/01/51		298	301,907
2.000%	03/01/51		595	601,672
2.000%	03/01/51		596	602,669
2.000%	03/01/51		696	703,657
2.000%	03/01/51		696	703,909
2.000%	03/01/51		793	801,001
2.000%	03/01/51		795	804,063
2.000%	03/01/51		2,584	2,611,114
2.000%	04/01/51		299	302,372
2.000%	04/01/51		597	604,555
2.000%	04/01/51		789	796,960
2.000%	04/01/51		796	806,663
2.000%	04/01/51		895	905,302
2.000%	04/01/51		994	1,004,409
2.000%	05/01/51		298	301,567
2.000%	05/01/51		4,857	4,914,966
2.000%	06/01/51		2,796	2,829,454
2.500%	04/01/41		396	413,067

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	11/01/50	180	$187,100
2.500%	11/01/50	380	397,082
2.500%	11/01/50	570	596,441
2.500%	12/01/50	4,170	4,345,500
2.500%	01/01/51	198	205,366
2.500%	01/01/51	3,100	3,224,079
2.500%	02/01/51	972	1,009,982
2.500%	03/01/51	690	717,707
3.000%	09/01/32	749	792,078
3.000%	10/01/32	451	476,240
3.000%	02/01/38	143	149,278
3.000%	04/01/38	105	108,984
3.000%	01/01/47	628	663,927
3.000%	01/01/47	1,306	1,398,996
3.000%	01/01/47	1,989	2,116,581
3.000%	09/01/48	117	124,080
3.000%	09/01/49	3,477	3,702,366
3.000%	01/01/50	189	198,462
3.000%	03/01/50	235	245,057
3.000%	07/01/50	4,950	5,244,966
3.000%	09/01/50	43,255	45,839,330
3.500%	04/01/33	1,336	1,440,156
3.500%	01/01/38	2,094	2,253,952
3.500%	11/01/42	25	27,164
3.500%	06/01/46	40	42,997
3.500%	07/01/47	171	180,402
3.500%	12/01/47	702	760,098
3.500%	03/01/48	1,063	1,123,936
3.500%	04/01/50	1,033	1,112,184
3.500%	05/01/50	1,503	1,615,885
4.000%	03/01/42	907	993,453
4.000%	10/01/42	1,788	1,954,298
4.000%	04/01/43	919	1,010,796
4.000%	05/01/43	60	65,806
4.000%	06/01/43	54	58,748
4.000%	06/01/43	66	72,973
4.000%	06/01/43	68	75,554
4.000%	06/01/43	79	88,255
4.000%	06/01/43	95	104,161
4.000%	07/01/43	348	387,898
4.000%	07/01/43	395	440,566
4.000%	08/01/43	441	484,902
4.000%	03/01/44	701	763,581
4.000%	07/01/44	230	252,129
4.000%	02/01/45	417	457,107
4.000%	05/01/45	154	167,239
4.000%	01/01/46	683	735,001
4.000%	03/01/46	643	697,033
4.000%	05/01/46	732	790,401
4.000%	07/01/46	485	517,681
4.000%	07/01/47	417	451,167
4.000%	12/01/47	2,141	2,287,484
4.000%	03/01/48	2,269	2,466,873
4.000%	04/01/49	3,249	3,527,069
4.500%	09/01/23	38	40,883
4.500%	08/01/24	28	29,985
4.500%	12/01/43	1,383	1,538,048
4.500%	03/01/44	1,006	1,106,517

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	04/01/44	92	$98,638
4.500%	04/01/44	361	395,376
4.500%	04/01/44	368	402,441
4.500%	04/01/44	399	443,778
4.500%	04/01/44	472	517,486
4.500%	04/01/44	602	662,175
4.500%	04/01/44	720	809,270
4.500%	04/01/44	822	918,384
4.500%	04/01/44	2,677	2,986,370
4.500%	07/01/49	942	1,024,389
4.500%	03/01/50	519	561,539
5.000%	07/01/25	39	42,406
5.000%	06/01/26	237	246,643
5.000%	05/01/36	19	22,253
5.000%	03/01/38	254	291,480
5.000%	06/01/41	124	140,749
5.000%	05/01/48	250	275,122
5.000%	06/01/48	27	30,664
5.000%	10/01/48	160	175,734
5.000%	10/01/48	634	694,088
5.000%	11/01/48	736	805,041
5.000%	01/01/49	2,569	2,814,267
5.000%	03/01/50	2,424	2,656,688
5.500%	12/01/38	185	214,241
5.500%	12/01/38	440	511,973
6.500%	09/01/39	156	179,468
6.500%	09/01/39	453	517,238
7.000%	03/01/39	168	196,239
Federal National Mortgage Assoc.
1.500%	12/01/35	762	772,789
1.500%	03/01/36	197	199,528
2.000%	TBA	12,800	13,202,250
2.000%	TBA	15,300	15,448,219
2.000%	08/01/50	355	358,920
2.000%	09/01/50	374	378,268
2.000%	01/01/51	676	683,483
2.000%	01/01/51	977	988,044
2.000%	01/01/51	1,168	1,180,536
2.000%	02/01/51	296	299,466
2.000%	02/01/51	297	300,773
2.000%	02/01/51	297	300,848
2.000%	02/01/51	396	400,412
2.000%	02/01/51	397	401,175
2.000%	02/01/51	481	486,437
2.000%	02/01/51	492	498,692
2.000%	02/01/51	687	694,594
2.000%	02/01/51	1,074	1,086,111
2.000%	02/01/51	1,092	1,103,734
2.000%	02/01/51	1,964	1,985,505
2.000%	02/01/51	2,654	2,681,691
2.000%	02/01/51	3,937	3,983,677
2.000%	03/01/51	99	100,397
2.000%	03/01/51	197	199,419
2.000%	03/01/51	198	200,442
2.000%	03/01/51	198	200,706
2.000%	03/01/51	199	200,973
2.000%	03/01/51	199	201,075
2.000%	03/01/51	392	397,913

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/51	397	$401,701
2.000%	03/01/51	397	401,838
2.000%	03/01/51	588	594,972
2.000%	03/01/51	594	600,846
2.000%	03/01/51	596	602,620
2.000%	03/01/51	785	794,273
2.000%	03/01/51	793	801,335
2.000%	03/01/51	795	803,518
2.000%	03/01/51	795	803,779
2.000%	03/01/51	1,880	1,899,201
2.000%	03/01/51	2,462	2,494,017
2.000%	03/01/51	2,676	2,705,681
2.000%	04/01/51	298	301,690
2.000%	04/01/51	298	301,954
2.000%	04/01/51	299	302,487
2.000%	04/01/51	498	502,761
2.000%	04/01/51	597	604,285
2.000%	04/01/51	697	705,427
2.000%	04/01/51	1,889	1,908,403
2.000%	04/01/51	2,767	2,796,002
2.000%	04/01/51	2,950	2,982,309
2.500%	TBA	29,000	29,937,969
2.500%	03/01/38	3,274	3,397,551
2.500%	03/01/41	493	517,103
2.500%	04/01/41	594	622,364
2.500%	04/01/41	1,782	1,871,942
2.500%	04/01/41	2,175	2,274,412
2.500%	05/01/41	4,767	4,974,196
2.500%	10/01/50	95	98,477
2.500%	11/01/50	678	709,396
2.500%	01/01/51	1,442	1,502,825
2.500%	01/01/51	1,549	1,603,297
2.500%	02/01/51	689	715,954
2.500%	02/01/51	2,257	2,348,027
2.500%	02/01/51	2,337	2,430,284
2.500%	03/01/51	1,089	1,131,909
2.500%	04/01/51	690	718,068
2.500%	04/01/51	1,088	1,134,809
2.500%	04/01/51	1,492	1,552,175
2.500%	05/01/51	900	935,569
2.500%	05/01/51	998	1,037,100
2.500%	06/01/51	500	520,623
2.500%	06/01/51	1,097	1,143,833
2.500%	06/01/51	1,800	1,875,825
2.790%	08/01/29	4,700	5,131,935
3.000%	07/01/35	181	191,894
3.000%	02/01/36	1,448	1,523,358
3.000%	04/01/36	1,140	1,202,757
3.000%	07/01/36	3,775	3,972,579
3.000%	08/01/36	2,069	2,180,073
3.000%	10/01/36	7,775	8,199,906
3.000%	12/01/36	5,963	6,280,887
3.000%	12/01/37	156	163,755
3.000%	06/01/38	1,929	2,028,203
3.000%	03/01/40	1,714	1,794,957
3.000%	09/01/42	2,725	2,917,123
3.000%	12/01/42	29	31,404
3.000%	12/01/42	42	44,496

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/43	8	$8,206
3.000%	01/01/43	31	32,828
3.000%	01/01/43	69	73,617
3.000%	01/01/43	140	148,674
3.000%	01/01/43	150	159,704
3.000%	01/01/43	504	537,642
3.000%	01/01/43	663	707,308
3.000%	02/01/43	71	75,346
3.000%	07/01/46	2,686	2,852,836
3.000%	08/01/49	80	85,935
3.000%	08/01/49	499	531,865
3.000%	01/01/50	285	298,886
3.000%	07/01/50	10,728	11,373,479
3.000%	08/01/50	747	782,665
3.000%	08/01/50	9,514	10,037,542
3.040%	06/01/29	1,000	1,109,898
3.160%	05/01/29	944	1,051,631
3.500%	12/01/34	606	650,179
3.500%	01/01/35	374	399,692
3.500%	02/01/37	523	556,669
3.500%	03/01/37	338	361,731
3.500%	12/01/37	392	422,491
3.500%	08/01/39	497	530,982
3.500%	02/01/40	523	559,588
3.500%	02/01/40	1,342	1,439,811
3.500%	09/01/42	697	752,322
3.500%	12/01/42	355	385,152
3.500%	01/01/43	3,395	3,663,163
3.500%	03/01/43	2,339	2,525,846
3.500%	04/01/43	2,007	2,179,244
3.500%	04/01/43	2,101	2,308,405
3.500%	06/01/43	2,128	2,338,627
3.500%	06/01/43	2,290	2,516,666
3.500%	07/01/43	3,012	3,309,695
3.500%	04/01/45	589	630,568
3.500%	12/01/45	619	669,807
3.500%	01/01/46	546	588,737
3.500%	01/01/46	643	697,978
3.500%	01/01/47	10	10,665
3.500%	09/01/47	1,144	1,210,932
3.500%	10/01/47	298	322,637
3.500%	11/01/47	2,621	2,836,876
3.500%	04/01/48	3,264	3,504,339
3.500%	05/01/48	1,215	1,280,793
3.500%	08/01/49	441	471,082
3.500%	02/01/50	6,458	6,797,120
3.500%	04/01/50	5,310	5,608,595
3.500%	05/01/50	2,309	2,463,093
3.500%	08/01/50	4,090	4,376,925
3.500%	05/01/51	698	741,409
4.000%	10/01/40	1,372	1,498,873
4.000%	01/01/42	1,715	1,876,974
4.000%	04/01/42	125	137,672
4.000%	07/01/42	1,483	1,630,350
4.000%	10/01/42	862	947,706
4.000%	11/01/42	1,556	1,696,820
4.000%	12/01/42	106	116,306
4.000%	12/01/42	169	185,873

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/01/42	676	$743,251
4.000%	04/01/43	142	158,320
4.000%	06/01/43	31	34,167
4.000%	06/01/43	33	36,948
4.000%	06/01/43	54	59,359
4.000%	06/01/43	59	65,147
4.000%	06/01/43	85	94,908
4.000%	06/01/43	94	104,805
4.000%	06/01/43	105	115,984
4.000%	06/01/43	118	128,469
4.000%	06/01/43	139	154,180
4.000%	06/01/43	154	168,676
4.000%	06/01/43	169	188,569
4.000%	06/01/43	173	192,180
4.000%	06/01/43	322	358,298
4.000%	06/01/43	336	369,791
4.000%	07/01/43	48	52,744
4.000%	07/01/43	341	375,033
4.000%	07/01/43	522	581,160
4.000%	07/01/43	561	616,881
4.000%	01/01/45	941	1,034,267
4.000%	02/01/45	2,548	2,839,660
4.000%	04/01/47	8,523	9,229,656
4.000%	07/01/47	2,897	3,102,140
4.000%	08/01/47	472	504,314
4.000%	10/01/47	1,247	1,335,762
4.000%	01/01/48	94	100,516
4.000%	01/01/48	414	444,797
4.000%	02/01/48	266	286,631
4.000%	09/01/48	718	771,080
4.000%	02/01/56	8,960	9,990,640
4.000%	06/01/57	940	1,044,035
4.500%	04/01/31	229	249,364
4.500%	05/01/31	757	825,999
4.500%	06/01/31	261	284,408
4.500%	11/01/31	331	361,182
4.500%	12/01/31	84	91,588
4.500%	12/01/31	338	367,641
4.500%	12/01/39	4	4,496
4.500%	09/01/41	330	366,539
4.500%	10/01/41	147	163,469
4.500%	10/01/41	220	242,969
4.500%	10/01/41	454	506,803
4.500%	09/01/42	39	42,951
4.500%	09/01/43	33	36,262
4.500%	09/01/43	37	41,282
4.500%	09/01/43	524	581,291
4.500%	10/01/43	24	26,269
4.500%	10/01/43	89	98,880
4.500%	10/01/43	329	366,651
4.500%	10/01/43	420	466,409
4.500%	11/01/43	135	151,086
4.500%	11/01/43	295	326,643
4.500%	12/01/43	193	214,349
4.500%	12/01/43	377	419,003
4.500%	01/01/44	158	174,559
4.500%	01/01/44	239	265,532
4.500%	01/01/44	240	266,047

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	01/01/44	345	$385,287
4.500%	01/01/44	1,485	1,656,179
4.500%	02/01/44	23	24,923
4.500%	02/01/44	32	35,407
4.500%	02/01/44	116	129,620
4.500%	02/01/44	135	147,385
4.500%	02/01/44	538	599,658
4.500%	02/01/44	943	1,029,171
4.500%	03/01/44	74	81,572
4.500%	03/01/44	205	223,709
4.500%	04/01/44	11	11,776
4.500%	04/01/44	130	141,224
4.500%	04/01/44	291	324,695
4.500%	04/01/44	413	459,278
4.500%	04/01/44	421	463,988
4.500%	04/01/44	773	869,078
4.500%	05/01/44	89	98,932
4.500%	05/01/44	475	521,658
4.500%	01/01/45	139	156,027
4.500%	06/01/47	2,360	2,569,361
4.500%	06/01/48	1,035	1,142,209
4.500%	07/01/48	1,216	1,336,305
4.500%	07/01/48	2,011	2,194,126
4.500%	08/01/48	1,986	2,182,632
4.500%	10/01/48	1,533	1,672,774
4.500%	11/01/48	1,016	1,118,701
4.500%	12/01/48	392	426,335
4.500%	02/01/49	441	480,179
4.500%	09/01/49	391	422,901
4.500%	09/01/49	5,385	5,897,459
4.500%	11/01/49	52	55,994
4.500%	03/01/50	1,058	1,161,739
4.500%	09/01/57	3,202	3,554,739
4.500%	08/01/58	1,151	1,288,116
5.000%	07/01/33	113	129,114
5.000%	09/01/33	136	154,238
5.000%	10/01/35	389	442,481
5.000%	08/01/38	1,872	2,139,017
5.000%	01/01/39	10	12,004
5.000%	12/01/39	9	10,548
5.000%	05/01/40	14	16,120
5.000%	05/01/40	16	17,785
5.000%	06/01/40	72	82,523
5.000%	07/01/40	18	20,234
5.000%	11/01/40	554	633,787
5.000%	01/01/41	62	68,922
5.000%	02/01/41	26	28,469
5.000%	04/01/41	72	80,644
5.000%	05/01/41	123	141,188
5.000%	05/01/41	173	197,830
5.000%	05/01/41	181	206,702
5.000%	05/01/41	244	276,834
5.000%	05/01/41	875	1,001,167
5.000%	06/01/41	106	120,039
5.000%	05/01/48	467	516,098
5.000%	08/01/48	303	332,492
5.000%	11/01/48	1,261	1,387,962
5.000%	11/01/48	1,555	1,702,010

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	09/01/49	113	$123,779
5.000%	09/01/49	5,232	5,818,419
5.000%	12/01/49	41	45,349
5.000%	12/01/49	152	165,926
5.000%	03/01/50	1,262	1,383,322
5.500%	11/01/28	19	21,025
5.500%	09/01/36	460	533,262
5.500%	03/01/37	9	10,069
5.500%	04/01/37	3	3,544
5.500%	05/01/37	214	248,874
5.500%	03/01/38	9	9,978
5.500%	06/01/38	219	244,655
5.500%	08/01/38	277	321,065
5.500%	05/01/40	19	21,576
5.500%	09/01/56	3,503	4,137,743
6.000%	04/01/33	83	98,770
6.000%	02/01/34	13	14,798
6.000%	11/01/35	145	168,551
6.000%	08/01/37	16	18,349
6.000%	08/01/37	308	364,812
6.000%	09/01/37	80	94,747
6.000%	07/01/41	819	971,375
6.500%	05/01/40	2,756	3,188,695
7.000%	04/01/37	166	195,617
7.000%	02/01/39	392	461,726
7.000%	02/01/39	608	715,918
Government National Mortgage Assoc.
2.000%	12/20/50	1,669	1,703,439
2.000%	12/20/50	1,864	1,899,368
2.000%	12/20/50	2,130	2,171,595
2.000%	12/20/50	2,143	2,184,937
2.000%	03/20/51	497	506,653
2.000%	03/20/51	789	804,829
2.500%	TBA	11,900	12,314,641
2.500%	12/20/50	886	929,827
2.500%	12/20/50	1,079	1,117,491
3.000%	TBA	8,300	8,660,045
3.000%	09/15/42	1,120	1,198,639
3.000%	09/15/42	1,241	1,317,768
3.000%	10/15/42	1,349	1,422,409
3.000%	10/15/42	3,500	3,687,519
3.000%	11/15/42	2	2,218
3.000%	11/15/42	1,841	1,939,947
3.000%	03/20/45	957	1,016,301
3.000%	01/20/46	216	228,896
3.000%	11/20/46	751	792,899
3.000%	02/20/47	318	334,356
3.000%	04/20/47	108	113,541
3.000%	12/20/49	2,521	2,631,794
3.000%	03/20/50	178	185,552
3.000%	09/20/50	3,355	3,503,141
3.500%	06/20/44	250	268,519
3.500%	03/20/45	207	220,844
3.500%	01/20/46	507	540,693
3.500%	03/20/46	2,758	2,938,337
3.500%	04/20/46	1,416	1,503,203
3.500%	05/20/46	676	720,213
3.500%	06/20/46	1,161	1,235,734

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/20/46	709	$754,063
3.500%	09/20/46	33	34,601
3.500%	09/20/46	863	918,069
3.500%	05/20/47	5,884	6,243,712
3.500%	09/20/47	4,769	5,046,165
3.500%	06/15/48	703	753,357
3.500%	09/20/48	338	357,230
3.500%	05/15/50	1,073	1,142,389
3.500%	10/20/50	2,616	2,747,027
3.500%	11/20/50	2,129	2,235,921
4.000%	04/20/39	7	7,715
4.000%	06/20/47	2,087	2,236,038
4.000%	07/20/47	670	715,286
4.000%	10/20/49	519	557,266
4.000%	11/20/49	3,432	3,707,891
4.000%	01/20/50	398	432,608
4.000%	02/20/50	365	394,087
4.500%	01/20/40	384	424,456
4.500%	05/20/40	477	527,009
4.500%	09/20/40	8	9,003
4.500%	01/20/41	88	98,616
4.500%	07/20/41	590	651,994
4.500%	08/20/47	1,201	1,296,590
4.500%	04/20/48	1,975	2,118,176
4.500%	05/20/48	44	46,461
4.500%	06/20/48	1,224	1,315,287
4.500%	07/20/48	551	593,024
4.500%	08/20/48	4,403	4,737,633
4.500%	09/20/48	403	432,681
4.500%	10/20/48	1,408	1,501,224
4.500%	12/20/48	634	677,259
4.500%	01/20/49	453	485,055
4.500%	04/20/49	162	173,313
4.500%	02/20/50	956	1,018,048
4.500%	03/20/50	599	637,144
5.000%	04/15/40	2,563	2,939,302
5.000%	05/15/40	157	180,794
5.000%	07/20/40	39	44,474
5.000%	07/20/40	375	420,600
5.000%	09/20/40	232	262,205
5.000%	11/20/40	189	213,811
5.000%	10/20/47	622	679,442
5.000%	10/20/48	128	137,947
5.000%	01/20/49	2,153	2,322,591
5.500%	06/15/36	372	435,760
6.000%	08/20/40	31	36,245
6.000%	01/20/41	17	20,470
6.000%	04/20/41	2	2,366
6.000%	06/20/41	58	68,220
6.000%	07/20/41	41	47,395
6.000%	12/20/41	18	21,423
6.000%	02/20/42	20	23,380
6.500%	10/20/37	343	406,252
Government National Mortgage Assoc., 1 Month LIBOR + 1.669% (Cap 11.920%, Floor 1.669%)
1.787%(c)	11/20/60	1,448	1,520,981

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.050%, Floor 1.735%)
1.842%(c)	07/20/60	2,172	$2,286,300
Government National Mortgage Assoc., 1 Month LIBOR + 1.806% (Cap 12.097%, Floor 1.806%)
1.913%(c)	09/20/60	2,623	2,772,616
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.647%, Floor 2.400%)
2.507%(c)	04/20/60	2,617	2,771,285

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $635,600,177)			643,142,516

U.S. TREASURY OBLIGATIONS — 21.6%
U.S. Treasury Bonds
1.125%	08/15/40	23,620	20,320,581
1.250%	05/15/50	193,910	158,309,336
1.375%	08/15/50	96,070	80,968,997
1.625%	11/15/50	46,450	41,703,391
1.875%	02/15/51(a)	54,600	52,100,344
2.000%	02/15/50	15,170	14,899,784
2.375%	05/15/51	21,650	23,114,758
U.S. Treasury Inflation Indexed Bonds, TIPS
2.125%	02/15/40	26,095	38,852,521
U.S. Treasury Notes
0.125%	06/30/22	810	810,221
0.125%	10/15/23	190	189,184
0.250%	11/15/23	370	369,422
0.250%	05/31/25(a)	162,230	159,530,392
0.250%	06/30/25	19,480	19,134,534
0.250%	08/31/25	280	274,400
0.250%	09/30/25	330	323,039
0.250%	10/31/25	1,060	1,036,398
0.375%	03/31/22	15,000	15,032,812
0.375%	04/30/25	40	39,569
0.375%	11/30/25	4,720	4,635,188
0.375%	01/31/26	10	9,801
0.625%	12/31/27	56,350	54,474,602
0.625%	05/15/30(a)	28,560	26,699,137
0.750%	03/31/26	2,490	2,479,106
0.750%	04/30/26(a)	42,900	42,685,500
0.750%	05/31/26	70	69,612
0.875%	06/30/26	250	249,922
1.250%	03/31/28	1,770	1,777,191
1.250%	04/30/28(a)	101,970	102,320,522
1.250%	05/31/28	17,920	17,967,600
1.250%	06/30/28	18,460	18,491,728
1.625%	05/15/31(a)	15,890	16,138,281
2.250%	11/15/25(a)	18,970	20,183,784

TOTAL U.S. TREASURY OBLIGATIONS (cost $979,875,829)			935,191,657

TOTAL LONG-TERM INVESTMENTS (cost $4,190,637,181)			4,259,215,641

	Shares	Value

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUNDS — 5.5%
PGIM Core Ultra Short Bond Fund(wa)	15,794,441	$15,794,441
PGIM Institutional Money Market Fund (cost $219,706,778; includes $219,689,451 of cash collateral for securities on loan)(b)(wa)	219,822,770	219,690,876

TOTAL AFFILIATED MUTUAL FUNDS (cost $235,501,219)		235,485,317

OPTIONS PURCHASED*~ — 0.0%
(cost $2,409,326)		512,904

TOTAL SHORT-TERM INVESTMENTS (cost $237,910,545)		235,998,221

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.9% (cost $4,428,547,726)		4,495,213,862

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $1,888,001)		(1,877,337)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.9% (cost $4,426,659,725)		4,493,336,525

Liabilities in excess of other assets(z) — (3.9)%		(166,914,624)

NET ASSETS — 100.0%		$4,326,421,901

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,142,185 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $215,952,379; cash collateral of $219,689,451 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

10 Year U.S. Treasury Notes Futures	Call	07/23/21	$132.25	21	21	$14,109
20 Year U.S. Treasury Bonds Futures	Call	07/23/21	$159.00	26	26	61,750
20 Year U.S. Treasury Bonds Futures	Call	07/23/21	$160.00	4	4	6,938
20 Year U.S. Treasury Bonds Futures	Call	07/23/21	$160.50	43	43	62,484
Australian Dollar Currency	Call	08/06/21	75.00	29	29	23,780
British Pound Currency	Call	08/06/21	139.00	59	37	26,550
Euro Futures	Call	07/09/21	1.22	16	2,000	100
Euro Futures	Call	08/06/21	1.19	15	1,875	12,938
Japanese Yen Currency	Call	08/06/21	90.50	15	19	8,438
10 Year U.S. Treasury Notes Futures	Put	07/23/21	$132.00	22	22	7,219
10 Year U.S. Treasury Notes Futures	Put	08/27/21	$132.00	21	21	14,109
20 Year U.S. Treasury Bonds Futures	Put	07/23/21	$160.00	43	43	42,328
20 Year U.S. Treasury Bonds Futures	Put	07/23/21	$160.50	27	27	32,484
Australian Dollar Currency	Put	07/09/21	77.00	15	15	30,600
Australian Dollar Currency	Put	08/06/21	75.00	15	15	12,600

Total Exchange Traded (cost $344,993)						$356,427

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs EUR	Put	BNP Paribas S.A.	07/06/21	1.19	—	42,239	$87,163
Currency Option USD vs EUR	Put	Goldman Sachs Bank USA	07/20/21	1.21	—	12,490	7,015
Currency Option USD vs EUR	Put	BNP Paribas S.A.	08/11/21	1.23	—	44,350	9,518
Currency Option USD vs EUR	Put	Goldman Sachs Bank USA	08/19/21	1.23	—	33,520	22,249
Currency Option USD vs JPY	Put	Citibank, N.A.	07/08/21	107.45	—	42,590	248
Currency Option USD vs NOK	Put	Goldman Sachs Bank USA	08/05/21	8.13	—	15,250	6,243
Currency Option USD vs NOK	Put	Citibank, N.A.	08/09/21	8.14	—	14,450	8,159
Currency Option USD vs NOK	Put	Citibank, N.A.	08/13/21	8.21	—	14,380	15,882

Total OTC Traded (cost $2,064,333)							$156,477

Total Options Purchased (cost $2,409,326)							$512,904

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

5 Year U.S. Treasury Notes Futures	Call	07/23/21	$123.50	218	218	$(52,797)
10 Year U.S. Treasury Notes Futures	Call	07/02/21	$132.25	64	64	(26,000)
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$132.00	174	174	(144,094)
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$132.50	998	998	(530,188)
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$133.00	213	213	(66,563)
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$133.50	70	70	(12,031)
20 Year U.S. Treasury Bonds Futures	Call	07/02/21	$159.00	64	64	(117,000)
20 Year U.S. Treasury Bonds Futures	Call	07/02/21	$160.00	44	44	(44,688)

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	07/02/21	$161.00	32	32	$(15,000)
20 Year U.S. Treasury Bonds Futures	Call	07/23/21	$161.00	64	64	(77,000)
20 Year U.S. Treasury Bonds Futures	Call	07/23/21	$161.50	22	22	(22,000)
20 Year U.S. Treasury Bonds Futures	Call	07/23/21	$162.00	127	127	(103,188)
20 Year U.S. Treasury Bonds Futures	Call	08/27/21	$160.00	53	53	(135,813)
20 Year U.S. Treasury Bonds Futures	Call	08/27/21	$162.00	41	41	(65,984)
20 Year U.S. Treasury Bonds Futures	Call	08/27/21	$165.00	86	86	(64,500)
Australian Dollar Currency	Call	07/09/21	79.00	15	15	(75)
British Pound Currency	Call	07/09/21	142.00	63	39	(394)
British Pound Currency	Call	07/09/21	142.50	44	28	(275)
Canadian Dollar Futures	Call	07/09/21	83.00	169	169	(845)
Canadian Dollar Futures	Call	07/09/21	83.50	42	42	(210)
Canadian Dollar Futures	Call	08/06/21	82.00	20	20	(3,600)
Eurodollar 2-Year Mid Curve	Call	12/10/21	$99.13	165	413	(30,938)
Eurodollar 2-Year Mid Curve	Call	12/10/21	$99.25	108	270	(10,800)
5 Year U.S. Treasury Notes Futures	Put	07/23/21	$123.00	132	132	(16,500)
5 Year U.S. Treasury Notes Futures	Put	07/23/21	$123.25	109	109	(22,992)
5 Year U.S. Treasury Notes Futures	Put	07/23/21	$123.75	105	105	(47,578)
20 Year U.S. Treasury Bonds Futures	Put	07/23/21	$157.00	17	17	(3,719)
20 Year U.S. Treasury Bonds Futures	Put	07/23/21	$158.00	128	128	(48,000)
Canadian Dollar Futures	Put	07/09/21	82.50	61	61	(115,290)
Euro Futures	Put	07/09/21	1.19	30	3,750	(24,000)
Euro Futures	Put	08/06/21	1.18	29	3,625	(21,025)
Eurodollar 2-Year Mid Curve	Put	12/10/21	$ 98.75	155	388	(54,250)

Total Options Written (premiums received $ 1,888,001)						$(1,877,337)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
217	90 Day Euro Dollar	Sep. 2023	$53,707,500	$(36,168)
4,954	90 Day Euro Dollar	Dec. 2023	1,224,566,875	(450,174)
41	5 Year Euro-Bobl	Sep. 2021	6,521,803	9,665
16,529	5 Year U.S. Treasury Notes	Sep. 2021	2,040,169,346	(4,130,570)
488	10 Year Australian Treasury Bonds	Sep. 2021	51,671,725	127,231
17	10 Year U.K. Gilt	Sep. 2021	3,012,412	34,771
804	20 Year U.S. Treasury Bonds	Sep. 2021	129,243,000	2,757,127
1,520	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	292,885,000	12,992,729
836	Australian Dollar Currency	Sep. 2021	62,683,280	(2,025,257)
361	British Pound Currency	Sep. 2021	31,147,531	(751,195)
430	Canadian Dollar Currency	Sep. 2021	34,666,600	(912,582)
779	Euro Currency	Sep. 2021	115,535,438	(3,392,862)
166	Euro-OAT	Sep. 2021	31,304,559	354,019
286	Japanese Yen Currency	Sep. 2021	32,200,025	(456,097)
1,278	Mexican Peso	Sep. 2021	31,758,300	(373,267)
135	Russian Ruble Currency	Sep. 2021	4,557,938	(48,775)
44	Swiss Franc Currency	Sep. 2021	5,950,450	(204,160)

				3,494,435

Short Positions:
4,114	90 Day Euro Dollar	Dec. 2021	1,026,391,575	(715,339)
1,177	2 Year U.S. Treasury Notes	Sep. 2021	259,317,007	357,250
1,225	10 Year Euro-Bund	Sep. 2021	250,723,577	(2,193,471)
71	10 Year Japanese Bonds	Sep. 2021	96,943,967	(96,375)

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5,394	10 Year U.S. Treasury Notes	Sep. 2021	$ 714,705,000	$(2,838,556)
106	30 Year Euro Buxl	Sep. 2021	25,545,134	(643,847)

				(6,130,338)

				$(2,635,903)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/19/21	Citibank, N.A.	BRL	41,730	$7,450,189	$8,372,835	$922,646	$—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	BRL	61,140	10,721,775	12,267,316	1,545,541	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	BRL	30,570	5,360,888	6,133,659	772,771	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	BRL	22,880	4,012,254	4,590,619	578,365	—
British Pound,
Expiring 07/19/21	Goldman Sachs Bank USA	GBP	3,384	4,649,889	4,681,309	31,420	—
Canadian Dollar,
Expiring 07/19/21	Citibank, N.A.	CAD	88,790	70,937,795	71,627,078	689,283	—
Expiring 07/19/21	Citibank, N.A.	CAD	36,813	29,392,544	29,697,112	304,568	—
Expiring 07/19/21	Citibank, N.A.	CAD	350	279,450	282,346	2,896	—
Indian Rupee,
Expiring 07/19/21	Citibank, N.A.	INR	624,544	8,397,235	8,381,543	—	(15,692)
Indonesian Rupiah,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	IDR	816,637,176	55,625,447	55,975,460	350,013	—
Japanese Yen,
Expiring 07/19/21	Morgan Stanley Capital Services LLC	JPY	4,772,397	43,428,067	42,964,397	—	(463,670)
Russian Ruble,
Expiring 07/19/21	Citibank, N.A.	RUB	1,511,420	19,332,813	20,604,339	1,271,526	—
Expiring 07/19/21	Goldman Sachs Bank USA	RUB	763,360	9,738,111	10,406,461	668,350	—
Expiring 07/19/21	Goldman Sachs Bank USA	RUB	508,300	6,488,384	6,929,368	440,984	—
South African Rand,
Expiring 07/19/21	Citibank, N.A.	ZAR	92,330	6,271,993	6,450,475	178,482	—

				$282,086,834	$289,364,317	7,756,845	(479,362)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/21	Citibank, N.A.	AUD	1,594	$1,219,846	$1,195,286	$24,560	$—
Brazilian Real,
Expiring 07/19/21	Goldman Sachs Bank USA	BRL	82,034	15,980,363	16,459,472	—	(479,109)
British Pound,
Expiring 07/19/21	Morgan Stanley Capital Services LLC	GBP	5,670	7,992,919	7,843,910	149,009	—
Chinese Renminbi,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CNH	30,612	4,643,272	4,726,287	—	(83,015)
Euro,
Expiring 07/19/21	BNP Paribas S.A.	EUR	45,195	53,979,079	53,611,346	367,733	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	40,690	48,527,313	48,267,289	260,024	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	750	894,458	889,665	4,793	—
Expiring 07/19/21	Citibank, N.A.	EUR	43,090	51,254,262	51,114,216	140,046	—

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 07/19/21	Bank of America, N.A.	IDR	93,982,647	$6,471,743	$6,441,933	$29,810	$—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	IDR	380,325,821	26,559,066	26,068,998	490,068	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	IDR	78,366,820	5,400,884	5,371,564	29,320	—
Mexican Peso,
Expiring 07/19/21	Citibank, N.A.	MXN	190,680	9,349,763	9,543,245	—	(193,482)
Expiring 07/19/21	Citibank, N.A.	MXN	145,662	7,166,891	7,290,164	—	(123,273)
Expiring 07/19/21	Citibank, N.A.	MXN	99,990	4,900,990	5,004,348	—	(103,358)
Russian Ruble,
Expiring 07/19/21	Citibank, N.A.	RUB	171,780	2,376,607	2,341,780	34,827	—
Expiring 07/19/21	Goldman Sachs Bank USA	RUB	267,640	3,704,989	3,648,586	56,403	—
Swiss Franc,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CHF	5,500	5,906,769	5,947,328	—	(40,559)

				$256,329,214	$255,765,417	1,586,593	(1,022,796)

						$9,343,438	$(1,502,158)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.36	06/20/26	5.000%(Q)	79,560	2.737%	$6,423,568	$8,256,803	$1,833,235
CDX.NA.IG.36	06/20/26	1.000%(Q)	496,047	0.478%	10,408,046	12,777,551	2,369,505

					$16,831,614	$21,034,354	$4,202,740

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	$—	$(990,577)	$(990,577)
MXN	529,900	07/18/29	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	186,323	979,625	793,302
MXN	457,440	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	194,878	883,653	688,775
	110,905	06/15/22	0.190%(S)	3 Month LIBOR(2)(Q)	(257)	23,788	24,045
	383,942	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(628,409)	(628,409)
	233,555	12/18/25	1.100%(S)	3 Month LIBOR(2)(Q)	—	(1,033,222)	(1,033,222)
	147,007	05/15/27	0.260%(A)	1 Day USOIS(1)(A)	(493,461)	5,216,573	5,710,034
	122,944	05/15/27	0.450%(S)	3 Month LIBOR(1)(Q)	(323,152)	4,338,278	4,661,430
	63,291	02/15/28	1.250%(S)	3 Month LIBOR(1)(Q)	63,328	(389,254)	(452,582)
	103,598	02/15/28	1.350%(S)	3 Month LIBOR(1)(Q)	(313,554)	(1,308,284)	(994,730)
	30,650	07/20/45	0.560%(A)	1 Year SOFR(1)(A)	276,067	5,643,353	5,367,286
	14,130	08/19/45	0.740%(A)	1 Year SOFR(1)(A)	—	2,064,079	2,064,079
	34,492	11/15/45	0.800%(S)	3 Month LIBOR(1)(Q)	1,579,471	6,698,221	5,118,750
	31,747	02/15/47	1.000%(S)	3 Month LIBOR(1)(Q)	384,749	4,990,155	4,605,406
	8,107	02/15/47	1.200%(S)	3 Month LIBOR(1)(Q)	44,655	917,878	873,223
	3,982	02/15/47	1.225%(S)	3 Month LIBOR(1)(Q)	3,842	428,960	425,118
	10,510	02/15/47	1.600%(S)	3 Month LIBOR(1)(Q)	61,882	286,636	224,754
	10,140	02/15/47	1.729%(A)	1 Year SOFR(1)(A)	—	(561,610)	(561,610)
	23,482	02/15/47	2.000%(S)	3 Month LIBOR(1)(Q)	199,125	(1,301,650)	(1,500,775)
	12,711	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	215,635	2,518,966	2,303,331
	17,022	10/07/50	1.200%(S)	3 Month LIBOR(1)(Q)	83,792	2,203,707	2,119,915
	1,904	06/03/51	2.000%(S)	3 Month LIBOR(1)(Q)	19,802	(119,998)	(139,800)
	5,716	06/07/51	2.050%(S)	3 Month LIBOR(1)(Q)	(714)	(429,180)	(428,466)

					$2,182,411	$30,431,688	$28,249,277

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL58,256	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	$16,997	$29,639	$(12,642)	Citibank, N.A.
BRL54,700	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	15,960	23,856	(7,896)	Citibank, N.A.
BRL46,100	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	13,451	—	13,451	Citibank, N.A.
BRL37,900	01/04/27	7.044%(T)	1 Day BROIS(2)(T)	18,047	—	18,047	JPMorgan Chase Bank, N.A.

				$64,455	$53,495	$10,960

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$53,495	$—	$31,498	$(20,538)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$44,221,944	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$22,670,024	$—
Collateralized Loan Obligations	—	13,441,140	—
Home Equity Loans	—	10,721,007	—
Other	—	18,636,926	—
Residential Mortgage-Backed Securities	—	40,654,952	—
Small Business Loan	—	3,964,534	—
Student Loans	—	42,757,816	—
Bank Loans	—	259,808,096	—
Commercial Mortgage-Backed Securities	—	165,051,200	4,959,898
Corporate Bonds	—	1,453,914,908	2,182,287
Residential Mortgage-Backed Securities	—	293,780,325	—
Sovereign Bonds	—	348,338,355	—
U.S. Government Agency Obligations	—	643,142,516	—
U.S. Treasury Obligations	—	935,191,657	—
Short-Term Investments
Affiliated Mutual Funds	235,485,317	—	—
Options Purchased	356,427	156,477	—

Total	$235,841,744	$4,252,229,933	$7,142,185

Liabilities
Options Written	$(1,877,337)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$16,632,792	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	9,343,438	—
Centrally Cleared Credit Default Swap Agreements	—	4,202,740	—
Centrally Cleared Interest Rate Swap Agreements	—	34,979,448	—
OTC Interest Rate Swap Agreements	—	64,455	—

Total	$16,632,792	$48,590,081	$—

Liabilities
Futures Contracts	$(19,268,695)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,502,158)	—
Centrally Cleared Interest Rate Swap Agreements	—	(6,730,171)	—

Total	$(19,268,695)	$(8,232,329)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	21.6%
U.S. Government Agency Obligations	14.9

Banks	9.1%
Sovereign Bonds	8.0

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Residential Mortgage-Backed Securities	7.7%
Affiliated Mutual Funds (5.1% represents investments purchased with collateral from securities on loan)	5.5
Commercial Mortgage-Backed Securities	3.9
Oil & Gas	3.8
Pharmaceuticals	3.2
Telecommunications	2.3
Media	1.9
Pipelines	1.8
Healthcare-Services	1.1
Aerospace & Defense	1.1
Internet	1.0
Student Loans	1.0
Software	1.0
Electric	1.0
Retail	1.0
Diversified Financial Services	0.9
Commercial Services	0.8
Lodging	0.8
Mining	0.8
Beverages	0.8
Auto Manufacturers	0.7
Agriculture	0.7
Airlines	0.7
Insurance	0.6
Automobiles	0.5
Foods	0.5
Semiconductors	0.5
Computers	0.5
Other	0.4
Chemicals	0.4
Transportation	0.3
Collateralized Loan Obligations	0.3
Entertainment	0.3

Home Equity Loans	0.3%
Healthcare-Products	0.2
Apparel	0.2
Real Estate Investment Trusts (REITs)	0.2
Oil & Gas Services	0.2
Auto Parts & Equipment	0.2
Miscellaneous Manufacturing	0.2
Forest Products & Paper	0.1
Building Materials	0.1
Packaging & Containers	0.1
Household Products/Wares	0.1
Small Business Loan	0.1
Home Builders	0.1
Iron/Steel	0.1
Machinery-Diversified	0.1
Environmental Control	0.1
Holding Companies-Diversified	0.1
Leisure Time	0.0	*
Biotechnology	0.0	*
Advertising	0.0	*
Housewares	0.0	*
Food Service	0.0	*
Engineering & Construction	0.0	*
Electronics	0.0	*
Options Purchased	0.0	*
Cosmetics/Personal Care	0.0	*

	103.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$4,202,740	*	—	$—
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	8,164,195*
Foreign exchange contracts	Unaffiliated investments	271,483		Options written outstanding, at value	165,714
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,343,438		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,502,158

Interest rate contracts	Due from/to broker-variation margin futures	16,632,792	*	Due from/to broker-variation margin futures	11,104,500	*

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$34,979,448	*	Due from/to broker-variation margin swaps	$6,730,171	*
Interest rate contracts	Premiums paid for OTC swap agreements	53,495		—	—
Interest rate contracts	Unaffiliated investments	241,421		Options written outstanding, at value	1,711,623
Interest rate contracts	Unrealized appreciation on OTC swap agreements	31,498		Unrealized depreciation on OTC swap agreements	20,538

		$65,756,315			$29,398,899

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$12,083,482
Foreign exchange contracts	(1,976,228)	863,245	6,690,551	1,481,543	—
Interest rate contracts.	(4,310,421)	9,723,077	(43,603,605)	—	(771,821)

Total	$(6,286,649)	$10,586,322	$(36,913,054)	$1,481,543	$11,311,661

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts.	$—	$—	$—	$—	$(5,212,875)
Foreign exchange contracts	(1,625,029)	10,861	(11,559,323)	4,850,109	—
Interest rate contracts	(25,322)	(364,792)	11,834,292	—	3,376,595

Total	$(1,650,351)	$(353,931)	$274,969	$4,850,109	$(1,836,280)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)

$1,594,598	$31,013,069	$3,812,261,935	$2,795,722,785	$283,869,448

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)
$248,373,480	$1,214,668,297

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit Default Swap Agreements— Sell Protection(2)
$582,793,333

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$215,952,379	$(215,952,379)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$29,810	$—	$29,810	$—	$29,810
BNP Paribas S.A.	729,231	—	729,231	(229,255)	499,976
Citibank, N.A.	3,660,069	(456,343)	3,203,726	(2,580,000)	623,726
Goldman Sachs Bank USA	1,232,664	(479,109)	753,555	(753,555)	—
JPMorgan Chase Bank, N.A.	887,448	(123,574)	763,874	(763,874)	—
Morgan Stanley Capital Services LLC	3,045,686	(463,670)	2,582,016	(2,582,016)	—

	$9,584,908	$(1,522,696)	$8,062,212	$(6,908,700)	$1,153,512

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $215,952,379:
Unaffiliated investments (cost $4,193,046,507)	$4,259,728,545
Affiliated investments (cost $235,501,219)	235,485,317
Foreign currency, at value (cost $45,223,503)	44,673,293
Cash	565,236
Receivable for investments sold	49,807,400
Deposit with broker for centrally cleared/exchange-traded derivatives	44,221,944
Dividends and interest receivable	25,267,913
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,343,438
Due from broker-variation margin futures	7,124,571
Receivable for Portfolio shares sold	3,503,253
Tax reclaim receivable	609,317
Premiums paid for OTC swap agreements	53,495
Unrealized appreciation on OTC swap agreements	31,498
Prepaid expenses and other assets	350,204

Total Assets	4,680,765,424

LIABILITIES
Payable to broker for collateral for securities on loan	219,689,451
Payable for investments purchased	123,195,737
Due to broker-variation margin swaps	3,297,125
Cash segregated from counterparty — OTC	2,580,000
Options written outstanding, at value (premiums received $1,888,001)	1,877,337
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,502,158
Management fee payable	722,254
Payable to affiliate	609,317
Accrued expenses and other liabilities	466,557
Payable for Portfolio shares purchased	205,259
Distribution fee payable	177,357
Unrealized depreciation on OTC swap agreements	20,538
Affiliated transfer agent fee payable	433

Total Liabilities	354,343,523

NET ASSETS	$4,326,421,901

Net assets were comprised of:
Partners’ Equity	$4,326,421,901

Net asset value and redemption price per share, $4,326,421,901 / 290,438,078 outstanding shares of beneficial interest	$14.90

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $646,757 foreign withholding tax, of which $429,792 is reimbursable by an affiliate)	$46,580,053
Income from securities lending, net (including affiliated income of $121,199)	125,016
Affiliated dividend income	44,650

Total income	46,749,719

EXPENSES
Management fee	10,686,857
Distribution fee	5,303,975
Custodian and accounting fees	179,139
Trustees’ fees	29,901
Audit fee	28,387
Legal fees and expenses	16,235
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,593
Shareholders’ reports	1,871
Miscellaneous	46,673

Total expenses	16,296,631

NET INVESTMENT INCOME (LOSS)	30,453,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(95,899))	2,187,951
Futures transactions	(36,913,054)
Forward currency contract transactions	1,481,543
Options written transactions	10,586,322
Swap agreements transactions	11,311,661
Foreign currency transactions	954,055

(10,391,522)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $48,312)	(107,534,367)
Futures	274,969
Forward currency contracts	4,850,109
Options written	(353,931)
Swap agreements	(1,836,280)
Foreign currencies	(1,629,750)

(106,229,250)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(116,620,772)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(86,167,684)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$30,453,088	$89,368,271
Net realized gain (loss) on investment and foreign currency transactions	(10,391,522)	79,012,558
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(106,229,250)	77,754,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(86,167,684)	246,134,831

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [20,049,693 and 138,066,886 shares, respectively]	295,553,773	1,958,499,320
Portfolio shares purchased [13,279,023 and 120,929,512 shares, respectively]	(195,377,536)	(1,639,441,492)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	100,176,237	319,057,828

TOTAL INCREASE (DECREASE)	14,008,553	565,192,659
NET ASSETS:
Beginning of period	4,312,413,348	3,747,220,689

End of period	$4,326,421,901	$4,312,413,348

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.1%
CORPORATE BONDS — 46.9%
Brazil — 4.5%
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	12/12/22(oo)	830	$841,724
Klabin Austria GmbH,
Gtd. Notes, 144A
3.200%	01/12/31	590	580,705
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25	744	838,959
6.850%	06/05/2115(a)	1,715	1,947,035
7.375%	01/17/27	990	1,216,719
Suzano Austria GmbH,
Gtd. Notes
3.125%	01/15/32	700	692,713
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	400	548,171

			6,666,026

Chile — 2.5%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru Srl,
Sr. Sec’d. Notes, 144A
4.050%	04/27/26	1,040	1,068,411
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50	650	733,175
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28(a)	1,160	1,339,736
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50	500	542,337

			3,683,659

China — 2.6%
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
2.125%	09/30/23	400	304,090
Prosus NV,
Gtd. Notes, 144A
4.850%	07/06/27	360	410,008
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	660	635,285
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
2.750%	09/29/26	975	1,035,144
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
4.000%	09/13/47	720	811,567
Gtd. Notes, 144A
3.625%	04/12/27	560	615,585

			3,811,679

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Colombia — 3.5%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25(a)	540	$565,446
Bancolombia SA,
Sr. Unsec’d. Notes
3.000%	01/29/25	490	502,398
Ecopetrol SA,
Sr. Unsec’d. Notes
6.875%	04/29/30	920	1,110,186
Grupo Energia Bogota SA ESP,
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30	450	490,020
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	180	188,415
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29(a)	360	393,699
Oleoducto Central SA,
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27(a)	1,130	1,168,363
Transportadora de Gas Internacional SA ESP,
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	720	804,298

			5,222,825

Hong Kong — 0.6%
Melco Resorts Finance Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	900	948,893

India — 0.7%
Bharti Airtel Ltd.,
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31	275	272,748
REC Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23	750	791,146

			1,063,894

Indonesia — 4.2%
Hutama Karya Persero PT,
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30	1,000	1,070,632
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48	1,510	1,957,426
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.000%	05/03/42	1,290	1,581,344
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41	200	258,893
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	630	712,771
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	290	315,806

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Indonesia (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
4.125%	05/15/27	200	$217,342

			6,114,214

Israel — 0.4%
Bank Leumi Le-Israel BM,
Sub. Notes, 144A
3.275%(ff)	01/29/31	560	577,448

Kazakhstan — 1.9%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
5.750%	04/19/47	680	849,771
6.375%	10/24/48	520	689,466
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47(a)	350	437,383
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	730	810,187

			2,786,807

Kuwait — 1.6%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26	1,040	1,157,356
NBK Tier 1 Financing Ltd.,
Gtd. Notes, 144A
3.625%(ff)	08/24/26(oo)	1,240	1,247,017

			2,404,373

Malaysia — 1.0%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
4.800%	04/21/60	1,070	1,414,902

Mexico — 6.0%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)	1,020	1,155,883
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25	770	851,407
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25(a)	630	714,969
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33	400	417,476
Fresnillo PLC,
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	1,370	1,385,698
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44	1,300	1,572,119
Petroleos Mexicanos,
Gtd. Notes
6.375%	01/23/45	890	765,699
6.500%	06/02/41	430	385,852

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mexico (cont’d.)
6.625%	06/15/35	995	$961,092
7.690%	01/23/50	690	664,126

			8,874,321

Morocco — 0.7%
OCP SA,
Sr. Unsec’d. Notes, 144A
5.125%	06/23/51	970	985,153

Netherlands — 0.9%
VEON Holdings BV,
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	1,360	1,367,177

Panama — 2.4%
Banco General SA,
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(a)(oo)	630	654,381
Banco Nacional de Panama,
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	1,240	1,200,020
Cable Onda SA,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	650	685,012
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	363	402,363
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48	550	555,363

			3,497,139

Peru — 3.1%
Banco de Credito del Peru,
Sub. Notes, 144A
3.250%(ff)	09/30/31	390	388,047
Corp Financiera de Desarrollo SA,
Sub. Notes
5.250%(ff)	07/15/29	800	832,806
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27	550	566,545
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	800	839,509
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40	300	428,379
7.500%	07/27/35	180	261,188
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26	1,230	1,216,113

			4,532,587

Philippines — 0.3%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes
7.390%	12/02/24	352	427,967

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Qatar — 1.1%
ABQ Finance Ltd.,
Gtd. Notes, EMTN
3.500%	02/22/22		900	$916,880
Qatar Petroleum,
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		700	697,417

				1,614,297

Russia — 2.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23		2,870	3,248,652

Singapore — 0.4%
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		600	638,864

South Africa — 1.1%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,672,843

Supranational Bank — 0.2%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN
6.450%	12/13/22	IDR	3,740,700	264,219

Thailand — 0.5%
GC Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN
2.980%	03/18/31		700	715,811

Turkey — 1.1%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
5.125%	05/03/22		580	590,568
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)		890	983,916

				1,574,484

United Arab Emirates — 2.9%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		860	1,013,632
DAE Funding LLC,
Gtd. Notes, 144A
5.000%	08/01/24(a)		1,190	1,220,071
DP World PLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		200	249,767
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49		890	985,389
MDGH - GMTN BV,
Gtd. Notes, GMTN
3.950%	05/21/50		640	730,488

				4,199,347

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States — 0.5%
Sagicor Financial Co. Ltd.,
Gtd. Notes, 144A
5.300%	05/13/28		700	$724,801

TOTAL CORPORATE BONDS (cost $68,463,432)				69,032,382

FOREIGN TREASURY OBLIGATION(s) — 0.2%
Brazil
Brazil Letras do Tesouro Nacional
6.517%	01/01/24	BRL	1,975	328,077

(cost $312,464)

SOVEREIGN BONDS — 50.0%
Angola — 0.9%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28		1,030	1,073,764
Sr. Unsec’d. Notes, 144A
8.250%	05/09/28		200	208,498

				1,282,262

Argentina — 2.0%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
0.125%(cc)	07/09/35		356	112,898
0.125%(cc)	01/09/38		2,870	1,080,841
1.000%	07/09/29		56	21,330
Ciudad Autonoma de Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		800	694,333
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24(d)		690	305,130
Provincia de Cordoba,
Sr. Unsec’d. Notes
5.000%(cc)	06/01/27		258	174,978
Sr. Unsec’d. Notes, 144A
5.000%(cc)	12/10/25		545	416,830
5.000%(cc)	06/01/27		253	171,720

				2,978,060

Armenia — 0.2%
Republic of Armenia International Bond,
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		320	316,840

Bahamas — 0.6%
Bahamas Government International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/16/24		900	927,601

Bahrain — 1.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31		860	870,293
6.750%	09/20/29		200	219,324
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		760	819,732

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bahrain (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
6.250%	01/25/51		200	$190,150

				2,099,499

Brazil — 0.4%
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF
10.000%	01/01/25	BRL	2,920	619,282

China — 0.8%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		1,110	1,218,177

Colombia — 0.8%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45(a)		1,085	1,152,867

Costa Rica — 0.4%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
5.625%	04/30/43		240	222,040
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25(a)		400	411,233

				633,273

Dominican Republic — 2.7%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.500%	01/27/25		1,800	1,980,021
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		400	413,327
5.500%	01/27/25		340	374,004
5.875%	01/30/60		200	199,840
6.000%	07/19/28		400	454,662
6.850%	01/27/45		450	508,996

				3,930,850

Ecuador — 0.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		297	254,530
0.500%(cc)	07/31/35		1,167	800,253
0.500%(cc)	07/31/40		186	115,364
6.608%(s)	07/31/30		64	35,370

				1,205,517

Egypt — 2.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes
6.588%	02/21/28		1,220	1,290,494
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40		290	282,162
7.625%	05/29/32		830	880,285
8.875%	05/29/50		600	646,231

				3,099,172

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
El Salvador — 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27(a)		630	$573,460

Ethiopia — 0.3%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24		400	368,996

Ghana — 1.3%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30		900	1,135,789
Sr. Unsec’d. Notes, 144A
7.625%	05/16/29		700	707,770

				1,843,559

Guatemala — 0.6%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
5.375%	04/24/32		700	810,157

Indonesia — 3.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28		200	218,358
4.450%	04/15/70		700	826,957
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,270	1,574,727
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		971	1,210,474
Indonesia Treasury Bond,
Bonds, Series 068
8.375%	03/15/34	IDR	6,450,000	491,550
Bonds, Series 072
8.250%	05/15/36	IDR	6,981,000	528,698
Bonds, Series 082
7.000%	09/15/30	IDR	2,215,000	157,884

				5,008,648

Israel — 0.3%
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50		410	438,992

Ivory Coast — 1.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	940	1,113,402
6.125%	06/15/33		690	727,231

				1,840,633

Jamaica — 1.2%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28		1,030	1,207,015
7.875%	07/28/45		350	488,749

				1,695,764

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Jordan — 0.5%
Jordan Government International Bond,
Sr. Unsec’d. Notes
5.850%	07/07/30		250	$260,440
7.375%	10/10/47		200	209,961
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		200	209,961

				680,362

Kenya — 0.9%
Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		400	400,599
7.250%	02/28/28(a)		570	629,411
8.000%	05/22/32		300	337,177

				1,367,187

Mexico — 3.3%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	13,125	694,114
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31(a)		1,000	977,803
4.600%	01/23/46		3,010	3,239,541

				4,911,458

Morocco — 0.3%
Morocco Government International Bond,
Sr. Unsec’d. Notes, 144A
4.000%	12/15/50		550	509,824

Nigeria — 1.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		400	421,490
7.625%	11/21/25		690	778,444
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		300	317,847
7.625%	11/28/47		310	309,743

				1,827,524

Oman — 1.5%
Oman Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/17/48		800	795,854
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,020	1,071,605
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29		280	297,521

				2,164,980

Panama — 1.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60		460	469,885
4.500%	04/01/56		950	1,077,646

				1,547,531

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Paraguay — 0.6%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31(a)		400	$459,868
5.400%	03/30/50		400	467,375

				927,243

Peru — 0.9%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
1.862%	12/01/32		200	185,788
2.783%	01/23/31		820	834,513
6.550%	03/14/37		260	357,665

				1,377,966

Philippines — 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.700%	03/01/41(a)		840	906,660
3.700%	02/02/42		730	787,874

				1,694,534

Qatar — 3.0%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25		880	958,368
4.400%	04/16/50		1,470	1,789,701
4.817%	03/14/49		980	1,260,889
5.103%	04/23/48		330	438,218

				4,447,176

Romania — 0.2%
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31		320	331,332

Russia — 3.1%
Russian Federal Bond - OFZ,
Bonds, Series 6209
7.600%	07/20/22	RUB	19,820	274,863
Bonds, Series 6212
7.050%	01/19/28	RUB	52,341	720,291
Bonds, Series 6230
7.700%	03/16/39	RUB	100,660	1,456,329
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
5.625%	04/04/42		1,400	1,795,350
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42		200	256,478

				4,503,311

Saudi Arabia — 0.9%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47		1,110	1,324,322

Senegal — 0.8%
Senegal Government International Bond,
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48		1,230	1,240,647

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.750%	09/30/49		200	$204,313

Turkey — 2.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26		1,500	1,440,226
4.875%	04/16/43		400	318,286
5.750%	05/11/47(a)		550	469,068
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes, 144A
5.750%	07/06/26		1,560	1,548,236

				3,775,816

Ukraine — 2.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32		500	525,031
7.750%	09/01/25		440	481,623
9.750%	11/01/28		740	881,096
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	460	509,019
7.253%	03/15/33		545	566,873
7.750%	09/01/26		200	220,705

				3,184,347

United Arab Emirates — 2.6%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		900	917,653
4.125%	10/11/47		220	262,078
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25(a)		900	956,218
3.125%	04/16/30		694	753,633
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		590	540,937
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50		500	458,421

				3,888,940

Uruguay — 1.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31(a)		780	909,197
5.100%	06/18/50(a)		629	823,843

				1,733,040

TOTAL SOVEREIGN BONDS (cost $74,528,299)				73,685,462

TOTAL LONG-TERM INVESTMENTS (cost $143,304,195)				143,045,921

	Shares	Value
SHORT-TERM INVESTMENTS — 10.6%
AFFILIATED MUTUAL FUNDS — 10.6%
PGIM Core Ultra Short Bond Fund(wa)	3,511,035	$3,511,035
PGIM Institutional Money Market Fund (cost $12,074,129; includes $12,073,490 of cash collateral for securities on loan)(b)(wa)	12,081,153	12,073,905

TOTAL AFFILIATED MUTUAL FUNDS (cost $15,585,164)		15,584,940

OPTIONS PURCHASED*~ — 0.0% (cost $55,289)		54,014

TOTAL SHORT-TERM INVESTMENTS (cost $15,640,453)		15,638,954

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.7% (cost $158,944,648)		158,684,875

OPTIONS WRITTEN*~ — (0.0)% (premiums received $57,780)		(19,768)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.7% (cost $158,886,868)		158,665,107

Liabilities in excess of other assets(z) — (7.7)%		(11,384,058)

NET ASSETS — 100.0%		$147,281,049

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,838,075; cash collateral of $12,073,490 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	11/12/21	6.55	—	2,670	$32,995
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	03/16/22	6.45	—	2,105	14,933
Currency Option USD vs RUB	Put	Bank of America, N.A.	09/09/21	71.00	—	1,295	6,086

Total Options Purchased (cost $ 55,289)							$54,014

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	11/12/21	7.11	—	2,670	$(1,526)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	03/16/22	7.00	—	2,105	(6,713)
Currency Option USD vs RUB	Call	Bank of America, N.A.	09/09/21	77.00	—	1,295	(11,529)

Total Options Written (premiums received $57,780)							$(19,768)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
3	10 Year U.S. Treasury Notes	Sep. 2021	$397,500	$(2,796)
29	20 Year U.S. Treasury Bonds	Sep. 2021	4,661,750	(154,719)

				$(157,515)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	BRL	3,420	$691,042	$686,478	$—	$(4,564)
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	BRL	1,468	258,496	294,664	36,168	—
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	BRL	485	87,843	97,351	9,508	—
Indonesian Rupiah,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	IDR	6,580,549	444,632	451,322	6,690	—
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	IDR	2,186,575	148,848	149,965	1,117	—
Mexican Peso,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	MXN	6,549	321,739	327,927	6,188	—
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	MXN	1,996	99,537	99,945	408	—
Saudi Arabian Riyal,
Expiring 12/15/21	Goldman Sachs Bank USA	SAR	7,055	1,880,130	1,880,256	126	—

				$3,932,267	$3,987,908	60,205	(4,564)

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/15/21	Bank of America, N.A.	BRL	6,984	$1,235,508	$1,401,802	$—	$(166,294)
Chinese Renminbi,
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CNH	6,550	1,019,000	1,007,084	11,916	—
Euro,
Expiring 09/15/21	Goldman Sachs Bank USA	EUR	1,497	1,826,464	1,777,303	49,161	—
Indonesian Rupiah,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	IDR	31,541,796	2,136,544	2,163,272	—	(26,728)
Mexican Peso,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	MXN	22,721	1,119,792	1,137,683	—	(17,891)
Russian Ruble,
Expiring 09/15/21	Bank of America, N.A.	RUB	144,331	1,951,883	1,950,431	1,452	—
Saudi Arabian Riyal,
Expiring 12/15/21	Bank of America, N.A.	SAR	27,461	7,318,180	7,318,672	—	(492)

				$16,607,371	$16,756,247	62,529	(211,405)

						$122,734	$(215,969)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000	%(Q)	950	$21,825	$(20,593)	$(42,418)
State of Qatar	12/20/24	1.000	%(Q)	950	22,435	(25,373)	(47,808)

					$44,260	$(45,966)	$(90,226)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$193,009	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Brazil	$—	$6,666,026	$—
Chile	—	3,683,659	—
China	—	3,811,679	—
Colombia	—	5,222,825	—
Hong Kong	—	948,893	—
India	—	1,063,894	—
Indonesia	—	6,114,214	—
Israel	—	577,448	—
Kazakhstan	—	2,786,807	—
Kuwait	—	2,404,373	—
Malaysia	—	1,414,902	—
Mexico	—	8,874,321	—
Morocco	—	985,153	—
Netherlands	—	1,367,177	—
Panama	—	3,497,139	—
Peru	—	4,532,587	—
Philippines	—	427,967	—
Qatar	—	1,614,297	—
Russia	—	3,248,652	—
Singapore	—	638,864	—
South Africa	—	1,672,843	—
Supranational Bank	—	264,219	—
Thailand	—	715,811	—
Turkey	—	1,574,484	—
United Arab Emirates	—	4,199,347	—
United States	—	724,801	—
Foreign Treasury Obligation
Brazil	—	328,077	—
Sovereign Bonds
Angola	—	1,282,262	—
Argentina	—	2,978,060	—
Armenia	—	316,840	—
Bahamas	—	927,601	—
Bahrain	—	2,099,499	—
Brazil	—	619,282	—
China	—	1,218,177	—
Colombia	—	1,152,867	—
Costa Rica	—	633,273	—
Dominican Republic	—	3,930,850	—

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Ecuador	$—	$1,205,517	$—
Egypt	—	3,099,172	—
El Salvador	—	573,460	—
Ethiopia	—	368,996	—
Ghana	—	1,843,559	—
Guatemala	—	810,157	—
Indonesia	—	5,008,648	—
Israel	—	438,992	—
Ivory Coast	—	1,840,633	—
Jamaica	—	1,695,764	—
Jordan	—	680,362	—
Kenya	—	1,367,187	—
Mexico	—	4,911,458	—
Morocco	—	509,824	—
Nigeria	—	1,827,524	—
Oman	—	2,164,980	—
Panama	—	1,547,531	—
Paraguay	—	927,243	—
Peru	—	1,377,966	—
Philippines	—	1,694,534	—
Qatar	—	4,447,176	—
Romania	—	331,332	—
Russia	—	4,503,311	—
Saudi Arabia	—	1,324,322	—
Senegal	—	1,240,647	—
South Africa	—	204,313	—
Turkey	—	3,775,816	—
Ukraine	—	3,184,347	—
United Arab Emirates	—	3,888,940	—
Uruguay	—	1,733,040	—
Short-Term Investments
Affiliated Mutual Funds	15,584,940	—	—
Options Purchased	—	54,014	—

Total	$15,584,940	$143,099,935	$—

Liabilities
Options Written	$—	$(19,768)	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$122,734	$—

Liabilities
Futures Contracts	$(157,515)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(215,969)	—
Centrally Cleared Credit Default Swap Agreements	—	(90,226)	—

Total	$(157,515)	$(306,195)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Country Allocation (continued):

United States (including 8.2% of collateral for securities on loan)	11.1%
Mexico	9.3
Indonesia	7.6
United Arab Emirates	5.5
Russia	5.3
Brazil	5.1
Colombia	4.3
Qatar	4.1
Peru	4.0
Turkey	3.7
Panama	3.5
China	3.4
Dominican Republic	2.7
Chile	2.5
Ukraine	2.2
Egypt	2.1
Argentina	2.0
Kazakhstan	1.9
Kuwait	1.6
Oman	1.5
Philippines	1.5
Bahrain	1.4
Ghana	1.3
South Africa	1.2
Ivory Coast	1.2
Nigeria	1.2
Uruguay	1.2
Jamaica	1.2
Morocco	1.0

Malaysia	1.0%
Kenya	0.9
Netherlands	0.9
Saudi Arabia	0.9
Angola	0.9
Senegal	0.8
Ecuador	0.8
India	0.7
Israel	0.7
Hong Kong	0.6
Bahamas	0.6
Paraguay	0.6
Guatemala	0.6
Thailand	0.5
Jordan	0.5
Singapore	0.4
Costa Rica	0.4
El Salvador	0.4
Ethiopia	0.3
Romania	0.2
Armenia	0.2
Supranational Bank	0.2
Options Purchased	0.0 *

107.7
Options Written	(0.0)*
Liabilities in excess of other assets	(7.7)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

	Statement of		Statement of
Derivatives not accounted for as hedging	Assets and	Fair	Assets and	Fair
instruments, carried at fair value	Liabilities Location	Value	Liabilities Location	Value

Credit contracts	—	$—	Due from/to broker-variation margin swaps	$90,226*
Foreign exchange contracts	Unaffiliated investments	54,014	Options written outstanding, at value	19,768
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	122,734	Unrealized depreciation on OTC forward foreign currency exchange contracts	215,969
Interest rate contracts	—	—	Due from/to broker-variation margin futures	157,515	*

		$176,748		$483,478

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

				Forward
				Currency
Derivatives not accounted for as hedging	Options	Options		Exchange
instruments, carried at fair value	Purchased(1)	Written	Futures	Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(15,877)
Foreign exchange contracts	(40,075)	41,532	—	(20,200)	—
Interest rate contracts	—	—	927,319	—	—

Total	$(40,075)	$41,532	$927,319	$(20,200)	$(15,877)

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

				Forward
Derivatives not accounted for				Currency
as hedging instruments,	Options	Options		Exchange
carried at fair value	Purchased(2)	Written	Futures	Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$14,768
Foreign exchange contracts	(23,282)	18,587	—	141,219	—
Interest rate contracts	—	—	(213,646)	—	—

Total	$(23,282)	$18,587	$(213,646)	$141,219	$14,768

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

		Futures	Futures	Forward Foreign
		Contracts—	Contracts—	Currency Exchange
Options	Options	Long	Short	Contracts—
Purchased(1)	Written(2)	Positions(2)	Positions(2)	Purchased(3)

$54,362	$5,961,667	$322,182	$6,798,812	$2,443,512

Forward Foreign	Credit Default
Currency Exchange	Swap Agreements—
Contracts—Sold(3)	Buy Protection(2)
$18,407,237	$1,900,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(2)	Amount

Securities on Loan	$11,838,075	$(11,838,075)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of OTC derivative assets and liabilities:

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$7,538	$(178,315)	$(170,777)	$160,000	$(10,777)
Goldman Sachs Bank USA	49,287	—	49,287	—	49,287
JPMorgan Chase Bank, N.A.	119,923	(57,422)	62,501	(62,501)	—

	$176,748	$(235,737)	$(58,989)	$97,499	$38,510

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $11,838,075:
Unaffiliated investments (cost $143,359,484)	$143,099,935
Affiliated investments (cost $15,585,164)	15,584,940
Foreign currency, at value (cost $174,486)	170,971
Cash segregated for counterparty — OTC	160,000
Receivable for investments sold	1,753,286
Dividends and interest receivable	1,743,726
Deposit with broker for centrally cleared/exchange-traded derivatives	193,009
Unrealized appreciation on OTC forward foreign currency exchange contracts	122,734
Receivable for Portfolio shares sold	22,444
Due from broker-variation margin swaps	120
Prepaid expenses and other assets	3,702

Total Assets	162,854,867

LIABILITIES
Payable to broker for collateral for securities on loan	12,073,490
Payable for investments purchased	3,138,452
Unrealized depreciation on OTC forward foreign currency exchange contracts	215,969
Accrued expenses and other liabilities	53,065
Management fee payable	46,719
Options written outstanding, at value (premiums received $57,780)	19,768
Due to broker-variation margin futures	19,734
Distribution fee payable	6,049
Affiliated transfer agent fee payable	433
Payable for Portfolio shares purchased	139

Total Liabilities	15,573,818

NET ASSETS	$147,281,049

Net assets were comprised of:
Partners’ Equity	$147,281,049

Net asset value and redemption price per share, $147,281,049 / 11,425,628 outstanding shares of beneficial interest	$12.89

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $53,868 foreign withholding tax, of which $33,213 is reimbursable by an affiliate)	$3,948,984
Income from securities lending, net (including affiliated income of $4,669)	8,057
Affiliated dividend income	4,423

Total income	3,961,464

EXPENSES
Management fee	599,244
Distribution fee	219,503
Custodian and accounting fees	27,180
Audit fee	23,773
Legal fees and expenses	8,780
Trustees’ fees	5,580
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,592
Shareholders’ reports	3,408
Miscellaneous	9,231

Total expenses	900,291

NET INVESTMENT INCOME (LOSS)	3,061,173

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,521))	413,445
Futures transactions	927,319
Forward currency contract transactions	(20,200)
Options written transactions	41,532
Swap agreements transactions	(15,877)
Foreign currency transactions	(165,662)

1,180,557

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $672)	(10,534,330)
Futures	(213,646)
Forward currency contracts	141,219
Options written	18,587
Swap agreements	14,768
Foreign currencies	(9,786)

(10,583,188)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(9,402,631)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,341,458)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,061,173	$3,974,078
Net realized gain (loss) on investment and foreign currency transactions	1,180,557	(3,635,957)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,583,188)	8,188,697

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,341,458)	8,526,818

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,655,488 and 13,350,893 shares, respectively]	21,297,245	166,753,510
Portfolio shares purchased [7,070,141 and 2,369,561 shares, respectively]	(88,725,503)	(25,825,746)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(67,428,258)	140,927,764

TOTAL INCREASE (DECREASE)	(73,769,716)	149,454,582
NET ASSETS:
Beginning of period	221,050,765	71,596,183

End of period	$147,281,049	$221,050,765

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2021 consisted of 75 separate portfolios. The information presented in these financial statements pertains only to the 22 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Cohen & Steers Global Realty Portfolio and AST Western Asset Emerging Markets Debt Portfolio, each of which are non-diversified portfolios for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The AST Government Money Market Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”) and will not implement redemption gates and liquidity fees.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Investment Objective(s)	Subadviser(s)

AST Bond Portfolio 2021

(“Bond Portfolio 2021”)

AST Bond Portfolio 2022

(“Bond Portfolio 2022”)

AST Bond Portfolio 2023

(“Bond Portfolio 2023”)

AST Bond Portfolio 2024

(“Bond Portfolio 2024”)

AST Bond Portfolio 2025

(“Bond Portfolio 2025”)

AST Bond Portfolio 2026

(“Bond Portfolio 2026”)

AST Bond Portfolio 2027

(“Bond Portfolio 2027”)

AST Bond Portfolio 2028

(“Bond Portfolio 2028”)

AST Bond Portfolio 2029

(“Bond Portfolio 2029”)

AST Bond Portfolio 2030

(“Bond Portfolio 2030”)

AST Bond Portfolio 2031

(“Bond Portfolio 2031”)

AST Bond Portfolio 2032

(“Bond Portfolio 2032”)

	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income (a business unit of PGIM, Inc.) / PGIM Limited

AST Cohen & Steers Global Realty Portfolio (“Cohen & Steers Global Realty”)	Capital appreciation and income.	Cohen & Steers Capital Management, Inc. / Cohen & Steers Asia Limited / Cohen & Steers UK Limited.

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Portfolio	Investment Objective(s)	Subadviser(s)

AST Government Money Market Portfolio (“Government Money Market”)	High current income and to maintain high levels of liquidity	PGIM Fixed Income (a business unit of PGIM, Inc.)

AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.	PGIM Fixed Income (a business unit of PGIM, Inc.) / J.P. Morgan Investment Management, Inc.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income (a business unit of PGIM, Inc.) / PGIM Limited

AST Multi-Sector Fixed Income Portfolio (“Multi-Sector Fixed Income”)	Maximize total return, consistent with preservation of capital	PGIM Fixed Income (a business unit of PGIM, Inc.) / PGIM Limited

AST Prudential Core Bond Portfolio (“Prudential Core Bond”)	Maximize total return, consistent with the long-term preservation of capital.	PGIM Fixed Income (a business unit of PGIM, Inc.)

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”)	Long-term capital appreciation.	QMA LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.)

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.	Western Asset Management Company, LLC / Western Asset Management Company Limited

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”)	Maximize total return.	Western Asset Management Company, LLC / Western Asset Management Company Limited

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment

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Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the

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reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

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Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a

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certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due from broker-variation margin futures” in the Statement of Assets and Liabilities.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The cash amounts pledged for securities sold short are considered restricted cash and are included in deposit with broker for securities sold short in the Statement of Assets and Liabilities.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For

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OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced

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asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

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Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes

B9

aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in Note 1 above as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

Bond Portfolio 2021*	0.4925% first $500 million;	0.48%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2022*	0.4925% first $500 million;	0.39%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion

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	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

Bond Portfolio 2023*	0.4925% first $500 million;	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2024*	0.4925% first $500 million;	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2025*	0.4925% first $500 million;	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2026*	0.4925% first $500 million;	0.28%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2027*	0.4925% first $500 million;	0.42%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2028*	0.4925% first $500 million;	0.13%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2029*	0.4925% first $500 million;	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2030*	0.4925% first $500 million;	0.48%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2031*	0.4925% first $500 million;	0.48%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2032*	0.4925% first $500 million;	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Cohen & Steers Global Realty	0.8325% first $300 million;	0.77%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Government Money Market	0.3000% first $3.25 billion;	0.00	%(a)
	0.2925% on next $2.75 billion;
	0.2625% on next $4 billion;
	0.2425% in excess of $10 billion
High Yield	0.5825% first $300 million;	0.57%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion

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	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.46%
Multi-Sector Fixed Income(1)	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	0.46%
Prudential Core Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.4875% on next $250 million; 0.4775% on next $250 million; 0.4525% on next $2.25 billion; 0.4425% on next $2.75 billion; 0.4125% on next $4 billion; 0.3925% in excess of $10 billion	0.47%
QMA US Equity Alpha	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.83%
Quantitative Modeling(2)	0.25%	0.25%
Western Asset Core Plus Bond

0.5325% first $300 million;

0.5225% on next $200 million;

0.5125% on next $250 million;

0.5025% on next $2.5 billion;

0.4925% on next $2.75 billion;

0.4625% on next $4 billion;

0.4425% in excess of $10 billion

		0.50%
Western Asset Emerging Markets Debt	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.68%

Portfolio	Fee Waivers and/or Expense Limitations

Bond Portfolio 2021, Bond Portfolio 2022,	contractually limit
Bond Portfolio 2023, Bond Portfolio 2024,	expenses to 0.93% through June 30, 2022
Bond Portfolio 2025, Bond Portfolio 2026,
Bond Portfolio 2027, Bond Portfolio 2028,
Bond Portfolio 2029, Bond Portfolio 2030,
Bond Portfolio 2031, and Bond Portfolio 2032
Cohen & Steers Global Realty	contractually waive
0.051% through June 30, 2022;
effective June 5, 2021, contractually limit
expenses to 1.09% through June 30, 2023

B12

Portfolio	Fee Waivers and/or Expense Limitations

High Yield	effective June 5, 2021, contractually limit
expenses to 0.85% through June 30, 2023
Investment Grade Bond	contractually limit
expenses to 0.99% through June 30, 2022(b)
Prudential Core Bond	effective June 5, 2021, contractually limit
expenses to 0.73% through June 30, 2023
QMA US Equity Alpha	effective June 5, 2021, contractually limit
expenses to 1.12% through June 30, 2023
Western Asset Core Plus Bond	effective June 5, 2021, contractually limit
expenses to 0.77% through June 30, 2023
Western Asset Emerging Markets Debt	contractually limit
expenses to 1.07% through June 4, 2021;
effective June 5, 2021, contractually limit
expenses to 1.06% through June 30, 2023

* Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032 and Investment Grade Bond.

# The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

(a) The Investment Manager has voluntarily agreed to limit the management fee of the Government Money Market Portfolio such that the 1-day yield of the Portfolio, excluding realized gain (loss) on investment transactions, does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Investment Manager at any time without notice. During the period ended June 30, 2021, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $2,255,664, 0.50% of the Government Money Market Portfolio’s average daily net assets.

(b) The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

(1) Management fees are calculated based on an aggregation of net assets with AST Prudential Corporate Bond Portfolio.

(2) Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver was terminated on June 4, 2021. As described below, this voluntary fee waiver was applied to the effective gross management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

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Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032 and Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver

Up to and including $300 million	0.25% (no waiver)
Over $300 million up to and including $500 million	0.23%
Over $500 million up to and including $750 million	0.22%
Over $750 million	0.21%

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2021, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount

Cohen & Steers Global Realty	$5,272

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc., PGIM Limited and QMA are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

B14

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.
Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2021, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)

High Yield	$—	$25,123,914	$1,204,862

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments

Bond Portfolio 2030	$383
Cohen & Steers Global Realty	166,614
Western Asset Core Plus Bond	429,792
Western Asset Emerging Markets Debt	33,213

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5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, securities sold short, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2021, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

Bond Portfolio 2021	$1,093,067	$26,280,337
Bond Portfolio 2022	5,293,989	7,578,868
Bond Portfolio 2023	1,143,729	3,872,160
Bond Portfolio 2024	2,168	6,075,052
Bond Portfolio 2025	1,308	5,563,869
Bond Portfolio 2026	747,669	16,171,327
Bond Portfolio 2027	6,143,092	8,918,942
Bond Portfolio 2028	52,982,852	20,490,355
Bond Portfolio 2029	149	134,859
Bond Portfolio 2030	9,279,948	45,193,942
Bond Portfolio 2031	25,406,426	14,769,001
Bond Portfolio 2032	2,256,265	100,000
Cohen & Steers Global Realty	66,589,712	66,460,909
High Yield	212,989,253	359,481,438
Investment Grade Bond	143,515,169	824,694,560
Multi-Sector Fixed Income	782,340,051	1,320,394,654
Prudential Core Bond	1,217,603,986	1,311,057,180
QMA US Equity Alpha	425,101,428	526,077,373
Quantitative Modeling	72,040,454	149,211,488
Western Asset Core Plus Bond	2,189,050,716	2,244,481,937
Western Asset Emerging Markets Debt	50,740,179	127,326,412

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2021, is presented as follows:

Bond Portfolio 2021

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wc)
$13,423,946	$ 52,846	$5,500,000	$23,923	$(20,694)	$7,980,021	865,512	$52,846

PGIM Core Ultra Short Bond Fund (1)(wc)
9,470,956	25,311,716	34,424,989	—	—	357,683	357,683	1,011

PGIM Institutional Money Market Fund (1)(b)(wc)
4,410,406	36,257,537	38,729,099	95	(759)	1,938,180	1,939,343	1,664	(2)

$27,305,308	$61,622,099	$78,654,088	$24,018	$(21,453)	$10,275,884		$55,521

Bond Portfolio 2022

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wc)
$3,007,362	$1,520,373	$—	$(1,631)	$—	$4,526,104	490,901	$20,258

PGIM Core Ultra Short Bond Fund (1)(wc)

B16

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$ 130,369	$33,174,065	$26,685,067	$—	$—	$6,619,367	6,619,367	$3,747

PGIM Institutional Money Market Fund (1)(b)(wc)
—	37,117,578	28,232,768	(640)	(217)	8,883,953	8,889,287	1,267	(2)

$3,137,731	$71,812,016	$54,917,835	$(2,271)	$(217)	$20,029,424		$25,272

Bond Portfolio 2023

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wc)
$ —	$1,004,005	$—	$(1,084)	$—	$1,002,921	108,777	$3,980

PGIM Core Ultra Short Bond Fund (1)(wc)
1,291,543	4,398,466	3,567,804	—	—	2,122,205	2,122,205	724

PGIM Institutional Money Market Fund (1)(b)(wc)
—	1,236,908	926,376	—	(31)	310,501	310,687	40	(2)

$1,291,543	$6,639,379	$4,494,180	$(1,084)	$(31)	$3,435,627		$4,744

Bond Portfolio 2024

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 38,363	$4,148,339	$4,002,950	$—	$—	$183,752	183,752	$261

PGIM Institutional Money Market Fund (1)(b)(wa)
107,464	108,386	215,850	21	(21)	—	—	64	(2)

$145,827	$4,256,725	$4,218,800	$21	$(21)	$183,752		$325

Bond Portfolio 2025

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$595,409	$3,326,184	$3,806,609	$—	$—	$114,984	114,984	$200

Bond Portfolio 2026

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wc)
$3,921,044	$13,224	$1,500,000	$(9,706)	$11,326	$2,435,888	264,196	$13,225

PGIM Core Ultra Short Bond Fund (1)(wc)
150,237	10,537,104	10,465,850	—	—	221,491	221,491	439

B17

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

PGIM Institutional Money Market Fund (1)(b)(wc)
$1,824,651	$6,000,053	$6,402,449	$(604)	$499	$1,422,150	1,423,004	$444	(2)

$5,895,932	$16,550,381	$18,368,299	$(10,310)	$11,825	$4,079,529		$14,108

Bond Portfolio 2027

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wc)
$ 5,011,938	$24,286	$—	$(8)	$—	$5,036,216	546,227	$24,286

PGIM Core Ultra Short Bond Fund (1)(wc)
8,515,773	17,591,823	25,581,981	—	—	525,615	525,615	1,730

PGIM Institutional Money Market Fund (1)(b)(wc)
1,440,990	13,866,816	14,997,382	143	(653)	309,914	310,100	623	(2)

$14,968,701	$31,482,925	$40,579,363	$135	$(653)	$5,871,745		$26,639

Bond Portfolio 2028

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wc)
$ —	$2,502,127	$—	$—	$—	$2,502,127	271,380	$2,126

PGIM Core Ultra Short Bond Fund (1)(wc)
425,304	50,449,719	47,790,924	—	—	3,084,099	3,084,099	4,996

PGIM Institutional Money Market Fund (1)(b)(wc)
—	246,938	246,938	—	—	—	—	—

$425,304	$53,198,784	$48,037,862	$—	$—	$5,586,226		$7,122

Bond Portfolio 2029

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wh)
$498,914	$766,352	$984,759	$—	$—	$280,507	280,507	$177

Bond Portfolio 2030

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wc)
$13,674,156	$54,317	$3,000,000	$(19,369)	$22,599	$10,731,703	1,163,959	$54,317

PGIM Core Ultra Short Bond Fund (1)(wc)

B18

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
$ 428,185	$32,978,235	$30,729,817	$—	$—	$2,676,603	2,676,603	$705

PGIM Institutional Money Market Fund (1)(b)(wc)
1,535,044	20,569,537	21,198,793	(3,633)	3,183	905,338	905,881	693	(2)

$15,637,385	$53,602,089	$54,928,610	$(23,002)	$25,782	$14,313,644		$55,715

Bond Portfolio 2031

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wf)
$13,056,037	$3,073,341	$—	$(3,271)	$—	$16,126,107	1,749,035	$72,908

PGIM Core Ultra Short Bond Fund (1)(wf)
482,729	136,703,116	136,907,151	—	—	278,694	278,694	3,553

$13,538,766	$139,776,457	$136,907,151	$(3,271)	$—	$16,404,801		$76,461

Bond Portfolio 2032

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$—	$8,865,777	$8,462,475	$—	$—	$403,302	403,302	$635

Cohen & Steers Global Realty

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments -Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 6,490,107	$25,558,270	$31,675,874	$—	$—	$372,503	372,503	$2,232

PGIM Institutional Money Market Fund (1)(b)(wa)
13,952,054	61,043,060	73,426,018	133	(919)	1,568,310	1,569,251	4,763	(2)

$20,442,161	$86,601,330	$105,101,892	$133	$(919)	$1,940,813		$6,995

High Yield

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 25,978,223	$198,788,221	$199,794,824	$—	$—	$24,971,620	24,971,620	$20,424

PGIM Institutional Money Market Fund (1)(b)(wa)
142,750,778	408,828,309	375,631,789	8,284	(38,655)	175,916,927	176,022,540	62,898	(2)

$168,729,001	$607,616,530	$575,426,613	$8,284	$(38,655)	$200,888,547		$83,322

B19

Investment Grade Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd) :

PGIM Absolute Return Bond Fund (1)
$ 53,879,004	$641,770	$54,874,675	$(7,430,600)	$7,784,501	$—	—	$672,793

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wd)
37,662,480	663,426,284	682,890,689	—	—	18,198,075	18,198,075	30,101

PGIM Institutional Money Market Fund (1)(b)(wd)
72,709,594	476,521,979	478,179,113	(68,544)	57,984	71,041,900	71,084,550	35,275	(2)

$110,372,074	$1,139,948,263	$1,161,069,802	$(68,544)	$57,984	$89,239,975		$65,376

$164,251,078	$1,140,590,033	$1,215,944,477	$(7,499,144)	$7,842,485	$89,239,975		$738,169

Multi-Sector Fixed Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 20,408,758	$806,181,966	$711,106,713	$—	$—	$115,484,011	115,484,011	$56,152

PGIM Institutional Money Market Fund (1)(b)(wa)
1,190,312,207	1,247,162,110	1,773,133,425	111,049	(212,594)	664,239,347	664,638,130	290,003	(2)

$1,210,720,965	$2,053,344,076	$2,484,240,138	$111,049	$(212,594)	$779,723,358		$346,155

Prudential Core Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$173,609,864	$484,142,158	$577,828,979	$—	$—	$79,923,043	79,923,043	$107,222

PGIM Institutional Money Market Fund (1)(b)(wa)
36,098,058	297,466,470	297,779,365	(8,810)	(6,806)	35,769,547	35,791,021	18,284	(2)

$209,707,922	$781,608,628	$875,608,344	$(8,810)	$(6,806)	$115,692,590		$125,506

QMA US Equity Alpha

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$12,757,466	$50,911,209	$57,091,182	$—	$—	$6,577,493	6,577,493	$5,970

B20

Quantitative Modeling

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Funds(wd):

AST BlackRock/Loomis Sayles Bond Portfolio *(1)
$ 25,311,728	$2,094,956	$1,359,143	$(402,785)	$131,430	$25,776,186	1,639,707	$—

AST ClearBridge Dividend Growth Portfolio *(1)
81,539,020	46,525	9,205,885	7,820,952	2,385,092	82,585,704	3,166,630	—

AST Emerging Markets Equity Portfolio *(1)
11,246,877	168,544	5,017,165	(560,300)	1,261,872	7,099,828	640,779	—

AST Global Bond Portfolio *(1)
109,659,510	8,447,283	4,757,969	(2,276,104)	275,892	111,348,612	9,202,365	—

AST Goldman Sachs Small-Cap Value Portfolio *(1)
8,028,849	—	66,611	1,584,609	17,195	9,564,042	310,925	—

AST High Yield Portfolio *(1)
7,228,381	926,164	1,866,659	77,198	264,693	6,629,777	542,535	—

AST Hotchkis & Wiley Large-Cap Value Portfolio *(1)
75,184,696	589,920	14,799,903	10,880,695	6,732,549	78,587,957	1,901,475	—

AST International Growth Portfolio *(1)
73,955,293	5,717,449	6,102,664	4,012,608	2,446,466	80,029,152	2,729,507	—

AST International Value Portfolio *(1)
75,207,398	4,568,944	5,084,602	5,299,949	782,399	80,774,088	3,502,779	—

AST Jennison Large-Cap Growth Portfolio *(1)
60,590,897	3,694,319	7,630,466	2,588,325	3,413,863	62,656,938	911,639	—

AST Large-Cap Core Portfolio *(1)
204,598,577	—	24,101,789	22,042,622	8,306,659	210,846,069	7,573,494	—

AST Loomis Sayles Large-Cap Growth Portfolio *(1)
70,502,344	424,791	10,346,371	5,187,788	3,581,515	69,350,067	725,647	—

AST MFS Growth Portfolio *(1)
60,546,654	269,432	7,257,844	4,714,805	2,471,024	60,744,071	1,234,887	—

AST MFS Large-Cap Value Portfolio *(1)
100,441,848	3,662,542	10,283,673	12,349,696	2,098,009	108,268,422	3,890,349	—

AST Mid-Cap Growth Portfolio *(1)
8,330,348	468,126	1,081,851	47,645	432,749	8,197,017	488,791	—

AST Mid-Cap Value Portfolio *(1)
3,927,783	2,729,763	934,483	2,115,008	424,812	8,262,883	194,101	—

AST Prudential Core Bond Portfolio *(1)
90,114,273	7,820,455	4,469,699	(1,672,411)	159,482	91,952,100	6,586,827	—

AST QMA International Core Equity Portfolio *(1)
64,344,313	2,959,548	6,048,213	5,541,227	1,128,001	67,924,876	4,567,914	—

AST Small-Cap Growth Opportunities Portfolio *(1)
14,061,371	2,357,249	1,081,453	(80,786)	491,609	15,747,990	467,577	—

AST Small-Cap Growth Portfolio *(1)
14,270,579	1,548,836	1,245,407	336,112	638,486	15,548,606	184,444	—

AST Small-Cap Value Portfolio *(1)
22,167,109	5,417,470	2,986,748	4,298,902	1,333,037	30,229,770	825,274	—

AST T. Rowe Price Large-Cap Growth Portfolio *(1)

B21

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

$ 70,937,229	$844,095	$9,279,775	$4,709,360	$3,746,136	$70,957,045	974,685	$—

AST T. Rowe Price Large-Cap Value Portfolio *(1)
75,237,484	—	7,818,918	10,016,156	2,959,740	80,394,462	3,878,170	—

AST T. Rowe Price Natural Resources Portfolio *(1)
—	13,025,443	668,230	712,130	72,639	13,141,982	517,809	—

AST WEDGE Capital Mid-Cap Value Portfolio *(1)
3,956,981	—	2,922,704	(1,112,956)	78,679	—	—	—

AST Western Asset Core Plus Bond Portfolio *(1)
56,447,681	5,078,035	3,109,970	(1,361,196)	253,038	57,307,588	3,846,147	—

AST Western Asset Emerging Markets Debt Portfolio *(1)
5,638,502	1,910,333	2,413,059	(272,145)	95,991	4,959,622	384,765	—

$1,393,475,725	$74,770,222	$151,941,254	$96,597,104	$45,983,057	$1,458,884,854		$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wd)
2,218,167	70,027,390	66,974,439	—	—	5,271,118	5,271,118	2,461

$1,395,693,892	$144,797,612	$218,915,693	$96,597,104	$45,983,057	$1,464,155,972		$2,461

Western Asset Core Plus Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 31,895,109	$625,701,659	$641,802,327	$—	$—	$15,794,441	15,794,441	$44,650

PGIM Institutional Money Market Fund (1)(b)(wa)
462,860,313	821,278,852	1,064,400,702	48,312	(95,899)	219,690,876	219,822,770	121,199	(2)

$494,755,422	$1,446,980,511	$1,706,203,029	$48,312	$(95,899)	$235,485,317		$165,849

Western Asset Emerging Markets Debt

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 5,192,702	$27,182,462	$28,864,129	$—	$—	$3,511,035	3,511,035	$4,423

PGIM Institutional Money Market Fund (1)(b)(wa)
14,929,621	47,279,655	50,134,522	672	(1,521)	12,073,905	12,081,153	4,669	(2)

$20,122,323	$74,462,117	$78,998,651	$672	$(1,521)	$15,584,940		$9,092

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(wc)

PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

B22

(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(wf)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(wh)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions.After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2020 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

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The following Portfolios utilized the SCA during the reporting period ended June 30, 2021. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

	Average	Weighted	Number	Maximum	Balance
	Balance	Average	of Days	Balance	Outstanding at
Portfolio	Outstanding	Interest Rates	Outstanding	Outstanding	June 30, 2021

Bond Portfolio 2021	$592,145	1.41%	69	$2,159,000	$—
Bond Portfolio 2024	230,034	1.43	29	667,000	—
Bond Portfolio 2025	461,769	1.43	26	1,187,000	—
Bond Portfolio 2026	387,195	1.43	41	904,000	—
Bond Portfolio 2027	234,857	1.40	14	407,000	—
Bond Portfolio 2030	848,000	1.41	32	2,620,000	—
Bond Portfolio 2031	6,193,235	1.41	17	19,534,000	—
Cohen & Steers Global Realty	331,000	1.41	1	331,000	—
High Yield	413,500	1.40	2	771,000	—
Investment Grade Bond	10,002,706	1.42	17	38,881,000	—
Multi-Sector Fixed Income	2,129,000	1.41	2	2,918,000	—
QMA US Equity Alpha	472,750	1.39	4	817,000	—
Quantitative Modeling	325,000	1.41	1	325,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2021, all Portfolios offer only a single share class to investors.

As of June 30, 2021, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Bond Portfolio 2021	3	99.9%
Bond Portfolio 2022	3	99.2
Bond Portfolio 2023	2	97.1
Bond Portfolio 2024	2	97.2
Bond Portfolio 2025	2	99.5
Bond Portfolio 2026	2	97.2
Bond Portfolio 2027	2	97.5
Bond Portfolio 2028	3	95.4
Bond Portfolio 2029	1	99.8
Bond Portfolio 2030	3	99.9
Bond Portfolio 2031	3	99.9
Bond Portfolio 2032	2	99.9
Cohen & Steers Global Realty	4	99.9
Government Money Market	3	99.9
High Yield	5	91.2
Investment Grade Bond	2	95.9
Multi-Sector Fixed Income	2	100.0
Prudential Core Bond	4	89.2
QMA US Equity Alpha	3	99.3
Quantitative Modeling	2	95.8
Western Asset Core Plus Bond	5	91.6
Western Asset Emerging Markets Debt	5	93.4

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9. Purchases & Redemption In-kind

On January 27, 2021, the Board approved changes to AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”), AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”), AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”), and AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”) (the “Portfolios”) that were contingent on shareholder approval of the amended Management Agreement and Shareholder Services and Distribution Plan. In addition to the amended Management Agreements and Shareholder Services and Distribution Plan, the Board approved changing the Portfolios’ principal investment strategies from a fund-of-funds structure that primarily invests portfolio assets in Underlying Funds (the “Underlying Funds”) to a structure that primarily relies on direct investments to achieve the Portfolios’ investment objectives. The implementation of the new principal investment strategy in these Portfolios will be done by utilizing a redemption in-kind from the Underlying Funds Portfolios.

As of the close of business on June 4, 2021, the Underlying Fund settled the redemption of portfolio shares by delivering portfolio securities and other assets to the Portfolio. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolio:

Underlying Portfolio Name	Academic Strategies	Total Redemption In-Kind Value
Cohen & Steers Global Realty	$221,337,779	$221,337,779

As of the close of business on June 23, 2021, AST Academic Strategies Portfolio delivered portfolio securities and other assets with a market value of $17,546,638 to AST Western Asset Emerging Markets Debt Portfolio (an Underlying Fund) in exchange for 1,362,317 shares purchased in-kind.

Subsequently, as of the close of business on July 9, 2021, the Underlying Funds settled the redemption of the fund shares by delivering portfolio securities and other assets. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Academic Strategies	Balanced Asset Allocation	Capital Growth Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
Prudential Core Bond	$-	$626,505,064	$460,534,163	$614,762,775	$1,701,802,002
Western Asset Core Plus Bond	71,652,222	690,644,754	500,882,861	689,735,292	1,952,915,129
Total	$71,652,222	$1,317,149,818	$961,417,024	$1,304,498,067	$3,654,717,131

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, but the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Asset Allocation Risk: A Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause a Portfolio to underperform other funds with a similar investment objective. Funds that have a larger allocation to equity securities relative to their fixed income allocation will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a

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security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

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Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests.

Interest rate risk: Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with changing interest rates are heightened, given that interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities.

Foreign Securities Risk: A Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of a Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to certain other risks including but not limited to the following:

To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighted in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

A Portfolio will incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating

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expenses of these Underlying Portfolios.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Portfolio as well as loan facilities used by a Portfolio. As such, the potential impact of a transition away from LIBOR on a Portfolio or the financial instruments in which a Portfolio invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Non-Diversification Risk: A Portfolio is considered “diversified” if, with respect to 75 percent of its total assets, it invests no more than 5 percent of its total assets in the securities of one issuer, and its investments in such issuer represent no more than 10 percent of that issuer’s outstanding voting securities. To the extent that a Portfolio is not

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diversified, there is a risk that the Portfolio may be adversely affected by the performance of relatively few securities or the securities of a single issuer, including changes in the market value of a single issuer’s securities and unfavorable market and economic developments. A non-diversified Portfolio is therefore more exposed to losses caused by a smaller group of portfolio holdings than a diversified Portfolio.

Real Estate Risk: Investments in REITs and real estate-linked derivative instruments will subject a Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, construction delays and the supply of real estate generally, extended vacancies of properties, and the management skill and credit worthiness of the issuer. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to tax laws, or failure by the REIT to qualify for tax-free pass-through of income under the tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property and, as a result, may be more exposed to events that adversely affect such properties or areas than REITs that invest more broadly.

Short Sale Risk: A Portfolio that sells a security short in effect borrows and then sells the security with the expectation that it will later repurchase the security at a lower price and then return the amount borrowed with interest. In contrast, when a Portfolio buys a security long, it purchases the security with cash with the expectation that it later will sell the security at a higher price. A Portfolio that enters into short sales exposes the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. Theoretically, the amount of these losses can be unlimited, although for fixed income securities an interest rate of 0% forms an effective limit on how high a security’s price would be expected to rise. Although a Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio’s securities held long will decline in value at the same time that the value of the Portfolio’s securities sold short increases, thereby increasing the potential for loss.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

11. Reorganization

On June 16, 2021, the Board approved the reorganization (the “Reorganization”) of QMA US Equity Alpha (the “Target Portfolio”) into AST Large-Cap Core Portfolio (the “Acquiring Portfolio”). The Reorganization is subject to shareholder approval by the Target Portfolio. A special meeting of the Target Portfolio shareholders will be held on September 9, 2021. It is expected that the Reorganization, if approved, would be completed on or around October 15, 2021.

12. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

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On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

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Financial Highlights

 (unaudited)

AST Bond Portfolio 2021

	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$16.04		$15.55	$14.80	$14.79		$14.56	$14.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.17	0.29	0.27		0.20	0.16
Net realized and unrealized gain (loss) on investment transactions	(0.09)		0.32	0.46	(0.26)		0.03	0.13

Total from investment operations	(0.04)		0.49	0.75	0.01		0.23	0.29

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$16.00		$16.04	$15.55	$14.80		$14.79	$14.56

Total Return(d)	(0.25)%		3.15%	5.07%	0.07	%(e)	1.58%	2.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$76		$148	$59	$96		$112	$206
Average net assets (in millions)	$109		$116	$76	$98		$150	$232
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.83	%(g)	0.86%	0.93%	0.88%		0.84%	0.79%
Expenses before waivers and/or expense reimbursement	0.83	%(g)	0.86%	0.94%	0.88%		0.84%	0.79%
Net investment income (loss)	0.69	%(g)	1.06%	1.93%	1.83%		1.34%	1.08%
Portfolio turnover rate(h)(i)	5%		76%	65%	72%		62%	137%

AST Bond Portfolio 2022
	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.10		$14.38	$13.58	$13.60		$13.39	$13.15

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.24	0.26	0.23		0.16	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.48	0.54	(0.25)		0.05	0.10

Total from investment operations	(0.05)		0.72	0.80	(0.02)		0.21	0.24

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$15.05		$15.10	$14.38	$13.58		$13.60	$13.39

Total Return(d)	(0.33)%		5.01%	5.89%	(0.15	)%(e)	1.57%	1.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$66		$37	$47	$68		$88	$176
Average net assets (in millions)	$54		$43	$56	$72		$120	$194
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%	0.93%	0.93%		0.88%	0.80%
Expenses before waivers and/or expense reimbursement	1.01	%(g)	1.10%	1.01%	0.94%		0.88%	0.80%
Net investment income (loss)	0.64	%(g)	1.61%	1.83%	1.71%		1.18%	0.98%
Portfolio turnover rate(h)(i)	16%		39%	60%	57%		54%	186%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

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Financial Highlights

 (unaudited)

AST Bond Portfolio 2023

	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.93		$12.11	$11.37	$11.40		$11.21	$11.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.18	0.20	0.18		0.11	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.18)		0.64	0.54	(0.21)		0.08	0.17

Total from investment operations	(0.09)		0.82	0.74	(0.03)		0.19	0.20

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$12.84		$12.93	$12.11	$11.37		$11.40	$11.21

Total Return(d)	(0.70)%		6.77%	6.51%	(0.26	)%(e)	1.69%	1.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21		$24	$29	$39		$35	$60
Average net assets (in millions)	$22		$29	$34	$36		$44	$43
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%	0.93%	0.93%		0.93%	0.93%
Expenses before waivers and/or expense reimbursement	1.40	%(g)	1.29%	1.21%	1.14%		1.07%	1.07%
Net investment income (loss)	1.35	%(g)	1.42%	1.71%	1.60%		0.97%	0.27%
Portfolio turnover rate(h)(i)	12%		49%	45%	45%		54%	153%

AST Bond Portfolio 2024
	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.68		$11.67	$10.81	$10.88		$10.70	$10.49

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.18	0.24	0.18		0.11	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.30)		0.83	0.62	(0.25)		0.07	0.12

Total from investment operations	(0.14)		1.01	0.86	(0.07)		0.18	0.21

Capital Contributions	—		—	—	—	(b)(c)	—	—	(c)(j)

Net Asset Value, end of period	$12.54		$12.68	$11.67	$10.81		$10.88	$10.70

Total Return(d)	(1.10)%		8.65%	7.96%	(0.64	)%(e)	1.68%	2.00	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3		$9	$23	$94		$79	$8
Average net assets (in millions)	$6		$26	$52	$86		$31	$11
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%	0.95%	0.91%		0.93%	0.93%
Expenses before waivers and/or expense reimbursement	3.55	%(g)	1.36%	1.09%	0.91%		1.18%	1.80%
Net investment income (loss)	2.52	%(g)	1.46%	2.12%	1.72%		1.05%	0.80%
Portfolio turnover rate(h)(i)	19%		186%	53%	89%		113%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

 (unaudited)

AST Bond Portfolio 2025

	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.72		$13.22	$12.16	$12.25		$12.03	$11.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.26	0.28	0.23		0.16	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.42)		1.24	0.78	(0.32)		0.06	0.15

Total from investment operations	(0.25)		1.50	1.06	(0.09)		0.22	0.29

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$14.47		$14.72	$13.22	$12.16		$12.25	$12.03

Total Return(d)	(1.70)%		11.35%	8.72%	(0.73	)%(e)	1.83%	2.47%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3		$9	$35	$123		$13	$33
Average net assets (in millions)	$5		$28	$68	$70		$19	$315
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%	0.95%	0.93%		0.93%	0.79%
Expenses before waivers and/or expense reimbursement	3.96	%(g)	1.31%	1.02%	0.94%		1.64%	0.79%
Net investment income (loss)	2.42	%(g)	1.82%	2.18%	1.94%		1.27%	1.08%
Portfolio turnover rate(h)(i)	22%		273%	77%	95%		97%	131%

AST Bond Portfolio 2026
	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.75		$11.52	$10.47	$10.58		$10.33	$10.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.18	0.23	0.19		0.13	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.38)		1.05	0.82	(0.30)		0.12	0.10

Total from investment operations	(0.30)		1.23	1.05	(0.11)		0.25	0.21

Net Asset Value, end of period	$12.45		$12.75	$11.52	$10.47		$10.58	$10.33

Total Return(d)	(2.35)%		10.68%	10.03%	(1.04)%		2.42%	2.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$38		$52	$134	$195		$215	$341
Average net assets (in millions)	$44		$92	$148	$220		$263	$170
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.92%	0.85%	0.81%		0.81%	0.81%
Expenses before waivers and/or expense reimbursement	1.13	%(g)	0.92%	0.85%	0.81%		0.81%	0.81%
Net investment income (loss)	1.26	%(g)	1.50%	2.03%	1.90%		1.28%	0.99%
Portfolio turnover rate(h)(i)	18%		93%	65%	101%		67%	203%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

 (unaudited)

AST Bond Portfolio 2027

	Six Months Ended June 30, 2021		Year Ended December 31,					January 04, 2016(a) through December 31, 2016

			2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.63		$11.29	$10.20	$10.32		$10.06	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.15	0.23	0.19		0.14	0.08
Net realized and unrealized gain (loss) on investment transactions	(0.44)		1.19	0.86	(0.31)		0.12	(0.02)

Total from investment operations	(0.40)		1.34	1.09	(0.12)		0.26	0.06

Capital Contributions	—		—	—	—	(c)(d)	—	—

Net Asset Value, end of period	$12.23		$12.63	$11.29	$10.20		$10.32	$10.06

Total Return(e)	(3.17)%		11.87%	10.69%	(1.16	)%(f)	2.58%	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$56		$69	$101	$236		$257	$399
Average net assets (in millions)	$62		$65	$149	$258		$311	$103
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.93	%(h)	0.93%	0.87%	0.80%		0.80%	0.84	%(h)
Expenses before waivers and/or expense reimbursement	0.98	%(h)	0.99%	0.87%	0.80%		0.80%	0.84	%(h)
Net investment income (loss)	0.74	%(h)	1.26%	2.14%	1.90%		1.34%	0.77	%(h)
Portfolio turnover rate(i)(j)	27%		189%	66%	102%		65%	175%

AST Bond Portfolio 2028

	Six Months Ended June 30, 2021		Year Ended December 31,					January 03, 2017(a) through December 31, 2017

			2020	2019		2018
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.81		$11.17	$10.01		$10.22		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		0.17	0.21		0.18		0.12
Net realized and unrealized gain (loss) on investment transactions	(0.45	)(k)	1.47	0.91		(0.39)		0.10

Total from investment operations	(0.47)		1.64	1.12		(0.21)		0.22

Capital Contributions	—		—	0.04	(l)	—	(c)(d)	—

Net Asset Value, end of period	$12.34		$12.81	$11.17		$10.01		$10.22

Total Return(e)	(3.67)%		14.68%	11.59	%(m)	(2.05	)%(f)	2.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$52		$3	$22		$76		$13
Average net assets (in millions)	$27		$6	$37		$70		$7
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.93	%(h)	0.93%	0.94%		0.93%		0.93	%(h)
Expenses before waivers and/or expense reimbursement	1.28	%(h)	3.23%	1.25%		0.96%		2.42	%(h)
Net investment income (loss)	(0.26	)%(h)	1.44%	1.99%		1.88%		1.23	%(h)
Portfolio turnover rate(i)(j)	179%		211%	179%		138%		140%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(l)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.19%.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

 (unaudited)

AST Bond Portfolio 2029

	Six Months Ended June 30, 2021		Year Ended December 31,		January 02, 2018(a) through December 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.85		$11.05	$9.84	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.17	0.16	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.56)		1.63	1.05	(0.33)

Total from investment operations	(0.51)		1.80	1.21	(0.16)

Net Asset Value, end of period	$12.34		$12.85	$11.05	$9.84

Total Return(c)	(3.97)%		16.29%	12.30%	(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3		$3	$48	$16
Average net assets (in millions)	$3		$10	$34	$7
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)	0.93%	0.93%	0.93	%(e)
Expenses before waivers and/or expense reimbursement	5.35	%(e)	2.31%	1.18%	2.49	%(e)
Net investment income (loss)	0.90	%(e)	1.51%	1.45%	1.82	%(e)
Portfolio turnover rate(f)(g)	35%		199%	177%	171%

AST Bond Portfolio 2030

	Six Months Ended			January 02, 2019(a) through
	June 30, 2021		Year Ended December 31, 2020	December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$13.10		$11.44	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.12	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.55)		1.54	1.29

Total from investment operations	(0.49)		1.66	1.44

Net Asset Value, end of period	$12.61		$13.10	$11.44

Total Return(c)	(3.74)%		14.51%	14.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$108		$141	$34
Average net assets (in millions)	$120		$213	$19
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.87	%(e)	0.81%	0.93	%(e)
Expenses before waivers and/or expense reimbursement	0.87	%(e)	0.81%	1.44	%(e)
Net investment income (loss)	0.90	%(e)	0.95%	1.28	%(e)
Portfolio turnover rate(f)(g)	33%		253%	384%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

 (unaudited)

AST Bond Portfolio 2031

	Six Months Ended		January 02, 2020(a) through
	June 30, 2021		December 31, 2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.32		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.03
Net realized and unrealized gain (loss) on investment transactions	(0.55)		1.29	(c)

Total from investment operations	(0.53)		1.32

Net Asset Value, end of period	$10.79		$11.32

Total Return(d)	(4.68)%		13.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$163		$146
Average net assets (in millions)	$174		$70
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.82	%(f)	0.92	%(f)
Expenses before waivers and/or expense reimbursement	0.82	%(f)	0.92	%(f)
Net investment income (loss)	0.41	%(f)	0.28	%(f)
Portfolio turnover rate(g)	61%		116%

AST Bond Portfolio 2032

	January 04, 2021(a) through
	June 30, 2021
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(h)
Net realized and unrealized gain (loss) on investment transactions	(0.53)

Total from investment operations	(0.53)

Net Asset Value, end of period	$9.47

Total Return(d)	(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5
Average net assets (in millions)	$5
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.93	%(f)
Expenses before waivers and/or expense reimbursement	3.30	%(f)
Net investment income (loss)	0.02	%(f)
Portfolio turnover rate(g)	250%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(h)	Amount rounds to zero.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

 (unaudited)

AST Cohen & Steers Global Realty Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.50		$14.94	$11.94		$12.53		$11.30	$11.20

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.24	0.21		0.24		0.24	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.26		(0.68)	2.79		(0.84)		0.99	(0.10)

Total from investment operations	2.34		(0.44)	3.00		(0.60)		1.23	0.08

Capital Contributions	—		—	—	(b)(c)(d)	0.01	(c)	—	0.02	(e)

Net Asset Value, end of period	$16.84		$14.50	$14.94		$11.94		$12.53	$11.30

Total Return(f)	16.14%		(2.95)%	25.13	%(g)	(4.71	)%(h)	10.88%	0.89	%(i)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$116		$293	$357		$336		$430	$416
Average net assets (in millions)	$285		$258	$351		$392		$411	$466
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.10	%(k)	1.15%	1.11%		1.14%		1.14%	1.14%
Expenses before waivers and/or expense reimbursement	1.16	%(k)	1.20%	1.16%		1.14%		1.14%	1.14%
Net investment income (loss)	1.01	%(k)	1.78%	1.52%		1.98%		1.99%	1.61%
Portfolio turnover rate(l)	24	%(m)	123%	140%		67%		68%	84%

AST Government Money Market Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019		2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	—	(d)	— (d)	0.02		0.01	— (d)	—	(d)
Less Dividends and Distributions	—	(d)	— (d)	(0.02)		(0.01)	— (d)	—
Capital Contributions	—		—	—	(b)(d)	—	—	—

Net Asset Value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(f)	—	%(d)	0.22%	1.69	%(g)	1.30%	0.34%	—	%(d)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$863		$946	$721		$757	$866	$997
Average net assets (in millions)	$914		$903	$727		$744	$933	$1,084
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07	%(k)	0.27%	0.58%		0.57%	0.57%	0.45%
Expenses before waivers and/or expense reimbursement	0.57	%(k)	0.57%	0.58%		0.59%	0.59%	0.59%
Net investment income (loss)	—	%(d)(k)	0.18%	1.66%		1.28%	0.33%	—	%(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.79)%.
(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.71%.
(j)	Does not include expenses of the underlying funds in which the Portfolio invests.
(k)	Annualized.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

 (unaudited)

AST High Yield Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.68		$11.38	$9.87		$10.07		$9.37	$8.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.57	0.64		0.60		0.56	0.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29		(0.27)	0.87		(0.80)		0.14	0.70

Total from investment operations	0.54		0.30	1.51		(0.20)		0.70	1.25

Capital Contributions	—		—	—	(b)(c)	—	(c)(d)	—	—	(c)(e)

Net Asset Value, end of period	$12.22		$11.68	$11.38		$9.87		$10.07	$9.37

Total Return(f)	4.62%		2.64%	15.30	%(g)	(1.99	)%(g)	7.47%	15.39	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$720		$842	$654		$727		$958	$1,192
Average net assets (in millions)	$860		$606	$672		$875		$1,217	$1,346
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.85	%(i)	0.87%	0.88%		0.86%		0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.85	%(i)	0.87%	0.88%		0.86%		0.85%	0.85%
Net investment income (loss)	4.25	%(i)	5.17%	5.92%		5.92%		5.69%	6.30%
Portfolio turnover rate(j)(k)	27%		72%	59%		44%		52%	47%

AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$9.69		$8.32	$7.48		$7.50		$7.19	$6.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.20	0.23		0.20		0.18	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.26)		1.17	0.61		(0.22)		0.13	0.15

Total from investment operations	(0.13)		1.37	0.84		(0.02)		0.31	0.29

Capital Contributions	—		—	—		—		—	—	(c)(e)

Net Asset Value, end of period	$9.56		$9.69	$8.32		$7.48		$7.50	$7.19

Total Return(f)	(1.34)%		16.47%	11.23%		(0.27)%		4.31%	4.20	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,620		$2,107	$2,724		$11,090		$2,406	$5,110
Average net assets (in millions)	$1,875		$7,096	$4,296		$3,733		$3,345	$6,515
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.74	%(i)	0.69%	0.73%		0.70%		0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.79	%(i)	0.75%	0.77%		0.74%		0.74%	0.74%
Net investment income (loss)	2.75	%(i)	2.20%	2.89%		2.75%		2.41%	1.95%
Portfolio turnover rate(j)(k)	35%		778%	130%		177%		96%	551%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

 (unaudited)

AST Multi-Sector Fixed Income Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.58		$13.83	$11.65	$12.34	$11.35	$10.42

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.43	0.44	0.42	0.40	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.37)		1.32	1.74	(1.11)	0.59	0.55

Total from investment operations	(0.15)		1.75	2.18	(0.69)	0.99	0.93

Net Asset Value, end of period	$15.43		$15.58	$13.83	$11.65	$12.34	$11.35

Total Return(b)	(0.96)%		12.65%	18.71%	(5.59)%	8.72%	8.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17,603		$18,536	$16,305	$11,242	$9,993	$7,923
Average net assets (in millions)	$17,528		$17,453	$14,016	$10,301	$8,906	$6,579
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.73%	0.74%	0.75%	0.76%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.73%	0.74%	0.75%	0.76%
Net investment income (loss)	2.90	%(d)	2.98%	3.35%	3.57%	3.36%	3.38%
Portfolio turnover rate(e)	5%		15%	43%	36%	48%	62%

AST Prudential Core Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019		2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.20		$13.39	$12.20		$12.30	$11.64	$11.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.30	0.36		0.34	0.29	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.38)		0.51	0.83		(0.44)	0.37	0.19

Total from investment operations	(0.24)		0.81	1.19		(0.10)	0.66	0.47

Capital Contributions	—		—	—	(f)(g)	—	—	—	(g)(h)

Net Asset Value, end of period	$13.96		$14.20	$13.39		$12.20	$12.30	$11.64

Total Return(b)	(1.69)%		6.05%	9.75	%(i)	(0.81)%	5.67%	4.21	%(i)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,727		$3,795	$4,298		$2,767	$3,008	$3,139
Average net assets (in millions)	$3,742		$3,918	$3,557		$2,955	$2,950	$3,232
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.73%	0.73%		0.74%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	0.73	%(d)	0.73%	0.73%		0.74%	0.74%	0.76%
Net investment income (loss)	1.97	%(d)	2.22%	2.79%		2.80%	2.41%	2.37%
Portfolio turnover rate(e)(j)	39%		102%	152%		176%	188%	172%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(g)	Amount rounds to zero.
(h)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(i)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

 (unaudited)

AST QMA US Equity Alpha Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,

			2020		2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$33.09		$34.90		$28.04		$30.55		$24.99		$21.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.25		0.23		0.18		0.13		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.15		(2.06)		6.63		(2.69)		5.43		3.00

Total from investment operations	7.22		(1.81)		6.86		(2.51)		5.56		3.22

Capital Contributions	—		—		—	(b)(c)	—	(c)(d)	—		0.01	(e)

Net Asset Value, end of period	$40.31		$33.09		$34.90		$28.04		$30.55		$24.99

Total Return(f)	21.82%		(5.19)%		24.47	%(g)	(8.22	)%(g)	22.25%		14.84	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$442		$456		$619		$584		$738		$655
Average net assets (in millions)	$492		$456		$632		$713		$681		$589
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.41	%(j)(k)	1.45	%(k)	1.54	%(k)	1.57	%(k)	1.61	%(k)	1.67	%(k)
Expenses before waivers and/or expense reimbursement	1.41	%(j)(k)	1.45	%(k)	1.54	%(k)	1.57	%(k)	1.61	%(k)	1.67	%(k)
Net investment income (loss)	0.37	%(j)	0.80%		0.74%		0.59%		0.49%		0.97%
Portfolio turnover rate(l)	56%		126%		105%		83%		89%		94%

AST Quantitative Modeling Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,

			2020		2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.11		$18.92		$15.61		$16.69		$14.13		$13.29

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.05)		(0.04)		(0.04)		(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.22		2.24		3.35		(1.04)		2.60		0.88

Total from investment operations	2.19		2.19		3.31		(1.08)		2.56		0.84

Net Asset Value, end of period	$23.30		$21.11		$18.92		$15.61		$16.69		$14.13

Total Return(f)	10.37%		11.58%		21.20%		(6.47)%		18.12%		6.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,464		$1,394		$1,416		$1,228		$1,282		$1,026
Average net assets (in millions)	$1,431		$1,320		$1,343		$1,318		$1,154		$946
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.26	%(j)	0.26%		0.26%		0.26%		0.26%		0.26%
Expenses before waivers and/or expense reimbursement	0.26	%(j)	0.26%		0.26%		0.26%		0.26%		0.27%
Net investment income (loss)	(0.26	)%(j)	(0.26)%		(0.25)%		(0.25)%		(0.26)%		(0.26)%
Portfolio turnover rate(l)	5%		154%		42%		96%		20%		64%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 14.79%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The expense ratio includes dividend expenses and broker fees and expenses on short sales of 0.29%, 0.33%, 0.43%, 0.47%, 0.51% and 0.56% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016, respectively.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

 (unaudited)

AST Western Asset Core Plus Bond Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.20		$14.06	$12.52		$12.81		$12.05	$11.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.35	0.43		0.41		0.39	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.41)		0.79	1.11		(0.70)		0.37	0.22

Total from investment operations	(0.30)		1.14	1.54		(0.29)		0.76	0.60

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)

Net Asset Value, end of period	$14.90		$15.20	$14.06		$12.52		$12.81	$12.05

Total Return(f)	(1.97)%		8.11%	12.30	%(g)	(2.26	)%(g)	6.31%	5.24	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,326		$4,312	$3,747		$3,770		$3,071	$3,054
Average net assets (in millions)	$4,278		$3,729	$3,960		$3,308		$2,986	$3,117
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.77	%(i)	0.77%	0.75%		0.75%		0.74%	0.66%
Expenses before waivers and/or expense reimbursement	0.77	%(i)	0.77%	0.77%		0.77%		0.78%	0.78%
Net investment income (loss)	1.44	%(i)	2.40%	3.25%		3.33%		3.13%	3.15%
Portfolio turnover rate(j)(k)	65%		234%	235%		251%		214%	155%

AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,

			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.13		$12.22	$10.64		$11.40		$10.43	$9.43

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.46	0.58		0.47		0.55	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.46)		0.45	1.00		(1.23)		0.42	0.49

Total from investment operations	(0.24)		0.91	1.58		(0.76)		0.97	1.00

Net Asset Value, end of period	$12.89		$13.13	$12.22		$10.64		$11.40	$10.43

Total Return(f)	(1.83)%		7.45%	14.85%		(6.67)%		9.30%	10.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$147		$221	$72		$50		$98	$163
Average net assets (in millions)	$177		$109	$105		$76		$96	$161
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.03	%(i)	1.07%	1.03%		1.11%		1.05%	0.99%
Expenses before waivers and/or expense reimbursement	1.03	%(i)	1.09%	1.10%		1.16%		1.10%	1.04%
Net investment income (loss)	3.49	%(i)	3.66%	5.06%		4.30%		4.94%	4.94%
Portfolio turnover rate(j)(k)	29%		76%	186%		35%		42%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2021

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio (excluding money market portfolios) has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 14-16, 2021 (the Meeting) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2032 because the Portfolios recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the AST Bond Portfolio 2032 agreements as part of its annual review of the Trust’s advisory agreements in 2022.

Limited, QMA LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2020. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2021
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the ten-year period, though it underperformed its primary benchmark index over the remaining periods.

•

The Board considered that the Portfolio underperformed the Bloomberg Barclays Fixed Maturity (2021) Zero Coupon Swaps Index (Bloomberg Barclays 2021 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2021 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over all periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity (2022) Zero Coupon Swaps Index (Bloomberg Barclays 2022 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2022 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over all periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity (2023) Zero Coupon Swaps Index (Bloomberg Barclays 2023 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2023 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one- and three-year period, although it underperformed its primary benchmark index over the five-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity (2024) Zero Coupon Swaps Index (Bloomberg Barclays 2024 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2024 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over all periods.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2025) Zero Coupon Swaps Index (Bloomberg Barclays 2025 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2025 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over all periods.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2026) Zero Coupon Swaps Index (Bloomberg Barclays 2026 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2026

Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over all periods.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2027) Zero Coupon Swaps Index (Bloomberg Barclays 2027 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2027 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Portfolio does not yet have a five-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2028
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over all periods.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2028) Zero Coupon Swaps Index (Bloomberg Barclays 2028 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2028 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Portfolio does not yet have a five-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2029
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2029) Zero Coupon Swaps Index (Bloomberg Barclays 2029 Index) for the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2029 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2030
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity Zero (2030) Coupon Swaps Index (Bloomberg Barclays 2030 Index) over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2030 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2031
Gross Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio does not yet have a one-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Global Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.051% of its investment management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance to be temporary, and primarily attributable to the minimal separation of 16 basis points between the first and fourth quartile funds of its Peer Universe.

•

The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day annualized yield for the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its primary benchmark index over the remaining periods.

•	The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in the first quarter of 2020.

•

The Board further considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its Peer Universe median and benchmark index over the one-year period through March 31, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Multi-Sector Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance was primarily attributable to performance challenges in the first quarter of 2020. In that regard, the Board noted that when it considered the performance of the Portfolio one year before (for periods ended December 31, 2019), the Portfolio ranked in the first quartile of its Peer Universe over all periods and also had outperformed its benchmark index over all periods.

•

The Board further noted that the Portfolio significantly rebounded during the final three quarters ended December 31, 2020, ranking in the first quartile of its Peer Universe and beating its benchmark index by more than 100 basis points for the same period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	At the June 2021 Board meeting, the Board approved the recommendation to merge the Portfolio into the AST Large Cap Core Portfolio, subject to shareholder approval.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index for the quarter ended March 31, 2021 and outperforming its Peer Universe median for all periods through March 31, 2021.

•	The Board noted that the Manager agreed to a voluntary management fee waiver with breakpoints based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index over the one-, three- and five-year periods through March 31, 2021 and ranking in the first quartile of its Peer Universe for the one-year period ended March 31, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Western Asset Emerging Markets Debt Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.06% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *    *    *    *     *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio, and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

 The Prudential Insurance Company of America

 751 Broad Street

 Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2021 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-B

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2021

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2021, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Advanced Strategies Portfolio

AST AllianzGI World Trends Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock Global Strategies Portfolio

AST Fidelity Institutional AM® Quantitative Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2021

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST Advanced Strategies Portfolio	A3
	AST AllianzGI World Trends Portfolio	A79
	AST Balanced Asset Allocation Portfolio	A100
	AST BlackRock Global Strategies Portfolio	A117
	AST Fidelity Institutional AM® Quantitative Portfolio	A162
	AST Preservation Asset Allocation Portfolio	A198
	AST Prudential Growth Allocation Portfolio	A214

Section B	Notes to Financial Statements

Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2021

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2021

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2021

AST Advanced Strategies

Ten Largest Holdings	Line of Business	% of Net Assets
Federal National Mortgage Assoc., 4.000%, TBA	U.S. Government Agency Obligations	1.5%
AST Small-Cap Value Portfolio	Small-Cap Value	1.4%
Microsoft Corp.	Software	1.1%
Amazon.com, Inc.	Internet & Direct Marketing Retail	0.9%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.7%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.625%, 01/15/24	U.S. Treasury Obligations	0.7%
AST Small-Cap Growth Portfolio	Small-Cap Growth	0.7%
China Development Bank (China), 4.240%, 08/24/27	Banks	0.7%
AST Small-Cap Growth Opportunities Portfolio	Small-Cap Growth	0.7%
iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Funds	0.7%

AST AllianzGI World Trends

Ten Largest Holdings	Line of Business	Country	% of Net Assets
U.S. Treasury Notes, 0.875%, 06/30/26	U.S. Treasury Obligations	United States	2.9%
iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Funds	United States	2.6%
Microsoft Corp.	Software	United States	2.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	2.1%
Vanguard Total Bond Market ETF	Exchange-Traded Funds	United States	1.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.6%
U.S. Treasury Bonds, 1.875%, 02/15/51	U.S. Treasury Obligations	United States	1.2%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	United States	1.1%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	United States	1.1%
U.S. Treasury Bonds, 2.250%, 05/15/41	U.S. Treasury Obligations	United States	0.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST Balanced Asset Allocation

Ten Largest Holdings	Asset Class	% of Net Assets
AST Global Bond Portfolio	Core Bond	11.3%
AST Prudential Core Bond Portfolio	Core Bond	9.2%
AST Western Asset Core Plus Bond Portfolio	Core Bond	6.0%
AST BlackRock/Loomis Sayles Bond Portfolio	Core Bond	2.6%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	1.8%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	1.2%
Microsoft Corp.	Software	1.1%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.1%
AST Hotchkis & Wiley Large-Cap Value Portfolio	Large/Mid-Cap Value	1.0%
AST Small-Cap Value Portfolio	Small-Cap Value	0.9%

AST BlackRotck Global Strategies

Ten Largest Holdings	Line of Business	Country	% of Net Assets
U.S. Treasury Notes, 0.875%, 11/15/30	U.S. Treasury Obligations	United States	1.8%
Vanguard Real Estate ETF	Exchange-Traded Funds	United States	1.6%
U.S. Treasury Notes, 0.625%, 08/15/30	U.S. Treasury Obligations	United States	1.6%
U.S. Treasury Notes, 1.125%, 02/15/31	U.S. Treasury Obligations	United States	1.3%
U.S. Treasury Notes, 1.500%, 02/15/30	U.S. Treasury Obligations	United States	1.3%
U.S. Treasury Notes, 0.625%, 05/15/30	U.S. Treasury Obligations	United States	1.3%
U.S. Treasury Notes, 3.125%, 11/15/28	U.S. Treasury Obligations	United States	1.2%
U.S. Treasury Notes, 2.875%, 08/15/28	U.S. Treasury Obligations	United States	1.2%
U.S. Treasury Notes, 1.625%, 05/15/31	U.S. Treasury Obligations	United States	1.2%
U.S. Treasury Notes, 2.625%, 02/15/29	U.S. Treasury Obligations	United States	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST Fidelity Institutional AM® Quantitative

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	0.9%
U.S. Treasury Bonds, 1.875%, 02/15/41	U.S. Treasury Obligations	0.9%
U.S. Treasury Bonds, 2.875%, 08/15/45	U.S. Treasury Obligations	0.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	0.8%
U.S. Treasury Bonds, 2.375%, 05/15/51	U.S. Treasury Obligations	0.7%
ASML Holding NV (Netherlands)	Semiconductors & Semiconductor Equipment	0.7%
U.S. Treasury Notes, 3.125%, 11/15/28	U.S. Treasury Obligations	0.7%
U.S. Treasury Notes, 1.625%, 05/15/31	U.S. Treasury Obligations	0.6%
Nestle SA (Switzerland)	Food Products	0.6%
Roche Holding AG (Switzerland)	Pharmaceuticals	0.6%

AST Preservation Asset Allocation

Ten Largest Holdings	Line of Business	% of Net Assets
AST Global Bond Portfolio	Core Bond	20.5%
AST Prudential Core Bond Portfolio	Core Bond	16.7%
AST Western Asset Core Plus Bond Portfolio	Core Bond	10.9%
AST BlackRock/Loomis Sayles Bond Portfolio	Core Bond	4.8%
AST High Yield Portfolio	High Yield	1.6%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	1.1%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	0.8%
Microsoft Corp.	Software	0.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	0.7%
AST Western Asset Emerging Markets Debt Portfolio	Emerging Markets	0.6%

AST Prudential Growth Allocation

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	1.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.8%
Financial Select Sector SPDR Fund	Exchange-Traded Funds	0.6%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.6%
UnitedHealth Group, Inc.	Health Care Providers & Services	0.5%
Adobe, Inc.	Software	0.5%
JPMorgan Chase & Co.	Banks	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2021

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Advanced Strategies	Actual	$1,000.00	$1,095.20	0.89%	$4.62
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

AST AllianzGI World Trends	Actual	$1,000.00	$1,082.40	0.97%	$5.01
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

AST Balanced Asset Allocation	Actual	$1,000.00	$1,077.80	0.91%	$4.69
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST BlackRock Global Strategies	Actual	$1,000.00	$1,074.00	1.02%	$5.25
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

AST Fidelity Institutional AM® Quantitative	Actual	$1,000.00	$1,074.90	0.91%	$4.68
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST Preservation Asset Allocation	Actual	$1,000.00	$1,037.60	0.90%	$4.55
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

AST Prudential Growth Allocation	Actual	$1,000.00	$1,105.00	0.87%	$4.54
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2021, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

Aces — Alternative Credit Enhancements Securities

ADR — American Depositary Receipt

BABs — Build America Bonds

BATE — CBOE- Europe – BXE Order Books

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BIBOR — Bangkok Interbank Offered Rate

bps — Basis Points

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CBOE — Chicago Board Options Exchange

CDI — Chess Depository Interest

CDOR — Canadian Dollar Offered Rate

CDX — Credit Derivative Index

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

COOIS — Colombia Overnight Interbank Reference Rate

CPI — Consumer Price Index

CVA — Certificate Van Aandelen (Bearer)

CVT — Convertible Security

DJ — Dow Jones

EAFE — Europe, Australasia, Far East

EM — Emerging Markets

EMTN — Euro Medium Term Note

EONIA — Euro Overnight Index Average

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GSCI — Goldman Sachs Commodity Index

HICP — Harmonised Index of Consumer Prices

IBEX — Spanish Stock Index

iBoxx — Bond Market Indices

ICE — Intercontinental Exchange

IO — Interest Only (Principal amount represents notional)

iTraxx — International Credit Derivative Index

JIBAR — Johannesburg Interbank Agreed Rate

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

NASDAQ — National Association of Securities Dealers Automated Quotations

NIBOR — Norwegian Interbank Offered Rate

NSA — Non-Seasonally Adjusted

NVDR — Non-voting Depositary Receipt

NYSE — New York Stock Exchange

OAT — Obligations Assimilables du Tresor

OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC — Over-the-counter

PIK — Payment-in-Kind

PIPE — Private Investments in Public Equity

PJSC — Public Joint-Stock Company

PP — Partly Paid

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

REITs — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduit Security

RSP — Savings Shares

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SDR — Sweden Depositary Receipt

SGMX — Sigma X MTF

SGX — Singapore Exchange

SIBOR — Singapore Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SPDR — Standard & Poor’s Depositary Receipts

STIBOR — Stockholm Interbank Offered Rate

STOXX — Stock Index of the Eurozone

Strips — Separate Trading of Registered Interest and Principal of Securities

SWX — SIX Swiss Exchange

T — Swap payment upon termination

TBA — To Be Announced

TELBOR — Tel Aviv Interbank Offered Rate

TIPS — Treasury Inflation-Protected Securities

TOPIX — Tokyo Stock Price Index

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XDUB — Euronext Dublin

XJSE — Johannesburg Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

XSWX — SIX Swiss Exchange

XTSE — Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.7%
AFFILIATED MUTUAL FUNDS — 3.2%
AST Goldman Sachs Small-Cap Value Portfolio*	1,228,890	$37,800,669
AST Small-Cap Growth Opportunities Portfolio*	1,773,736	59,739,443
AST Small-Cap Growth Portfolio*	757,493	63,856,678
AST Small-Cap Value Portfolio*	3,432,624	125,737,026

TOTAL AFFILIATED MUTUAL FUNDS (cost $163,828,545)(wd)		287,133,816

COMMON STOCKS — 51.3%
Aerospace & Defense — 1.3%
Airbus SE (France)*	170,125	21,938,056
Austal Ltd. (Australia)	716,900	1,105,423
Babcock International Group PLC (United Kingdom)*	325,500	1,309,942
BAE Systems PLC (United Kingdom)	1,266,900	9,179,208
Boeing Co. (The)*	194,099	46,498,356
L3Harris Technologies, Inc.	59,550	12,871,733
Leonardo SpA (Italy)*	303,500	2,462,046
Safran SA (France)	124,556	17,272,383

		112,637,147

Air Freight & Logistics — 1.0%
Deutsche Post AG (Germany)	155,000	10,556,342
DSV Panalpina A/S (Denmark)	46,157	10,776,861
Expeditors International of Washington, Inc.	161,744	20,476,790
United Parcel Service, Inc. (Class B Stock)	212,598	44,214,006

		86,023,999

Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)*	1,565,100	1,697,026
Deutsche Lufthansa AG (Germany)*(a)	104,000	1,175,162
International Consolidated Airlines Group SA (United Kingdom)*	396,900	953,926
Japan Airlines Co. Ltd. (Japan)*	104,900	2,260,488
Qantas Airways Ltd. (Australia)*	746,700	2,615,639
Ryanair Holdings PLC (Ireland), ADR*	76,628	8,291,916
Southwest Airlines Co.*	215,182	11,424,012

		28,418,169

Auto Components — 0.3%
Cie Generale des Etablissements Michelin SCA (France)	28,300	4,515,552
Faurecia SE (France)	3,328	163,621
Magna International, Inc. (Canada)	188,152	17,430,401
Pirelli & C SpA (Italy), 144A	453,000	2,631,205
Yokohama Rubber Co. Ltd. (The) (Japan)	126,100	2,710,741

		27,451,520

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	44,700	4,743,024
Daimler AG (Germany)	83,700	7,484,748
Honda Motor Co. Ltd. (Japan)	171,300	5,465,696
Isuzu Motors Ltd. (Japan)	323,200	4,260,084

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
Stellantis NV	195,452	$3,851,742
Toyota Motor Corp. (Japan)	36,600	3,197,509
Volkswagen AG (Germany)	18,200	5,993,188

		34,995,991

Banks — 2.4%
ABN AMRO Bank NV (Netherlands), 144A, CVA*	129,900	1,570,722
Aozora Bank Ltd. (Japan)	111,800	2,508,201
Australia & New Zealand Banking Group Ltd. (Australia)	83,200	1,760,474
Banco Bilbao Vizcaya Argentaria SA (Spain)*	442,100	2,744,420
Banco Santander SA (Spain)*	1,183,617	4,531,187
Bank of America Corp.	632,986	26,098,013
Barclays PLC (United Kingdom)	1,448,900	3,445,745
BAWAG Group AG (Austria), 144A*	47,100	2,522,344
BNP Paribas SA (France)	101,200	6,342,171
Credit Agricole SA (France)	243,800	3,420,561
Danske Bank A/S (Denmark)	159,400	2,809,866
DBS Group Holdings Ltd. (Singapore)	192,000	4,287,700
DNB ASA (Norway)	173,900	3,792,511
Fifth Third Bancorp	647,800	24,765,394
Gunma Bank Ltd. (The) (Japan)	371,000	1,171,288
Huntington Bancshares, Inc.	344,900	4,921,723
ING Groep NV (Netherlands)	244,900	3,249,940
JPMorgan Chase & Co.	105,163	16,357,053
Jyske Bank A/S (Denmark)*	71,000	3,441,980
Keiyo Bank Ltd. (The) (Japan)	163,500	599,695
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,729,470
Mediobanca Banca di Credito Finanziario SpA (Italy)*	240,200	2,806,920
Mitsubishi UFJ Financial Group, Inc. (Japan)	806,800	4,355,144
Mizuho Financial Group, Inc. (Japan)	171,050	2,446,924
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,228,526
Nordea Bank Abp (Finland)	246,200	2,744,360
Resona Holdings, Inc. (Japan)	553,800	2,134,539
Signature Bank	51,933	12,757,341
Societe Generale SA (France)	67,600	1,999,693
Sumitomo Mitsui Financial Group, Inc. (Japan)	116,900	4,021,241
Swedbank AB (Sweden) (Class A Stock)	122,000	2,271,936
Wells Fargo & Co.	1,194,636	54,105,064

		212,942,146

Beverages — 0.7%
Brown-Forman Corp. (Class B Stock)	156,215	11,706,752
Coca-Cola Co. (The)	224,250	12,134,168
Diageo PLC (United Kingdom)	186,795	8,990,001
Monster Beverage Corp.*	270,510	24,711,088

		57,542,009

Biotechnology — 0.7%
AbbVie, Inc.	190,279	21,433,027

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
CSL Ltd. (Australia)	27,941	$5,988,936
Gilead Sciences, Inc.	85,137	5,862,534
Pharming Group NV (Netherlands)*(a)	1,367,900	1,547,163
Regeneron Pharmaceuticals, Inc.*	35,376	19,758,911
Swedish Orphan Biovitrum AB (Sweden)*	145,300	2,651,091
Vertex Pharmaceuticals, Inc.*	27,921	5,629,711

		62,871,373

Building Products — 0.5%
Cie de Saint-Gobain (France)	70,600	4,663,715
Daikin Industries Ltd. (Japan)	61,400	11,433,645
Fortune Brands Home & Security, Inc.	34,599	3,446,406
Kingspan Group PLC (Ireland)	135,975	12,860,421
Nibe Industrier AB (Sweden) (Class B Stock)	930,668	9,799,967
Xinyi Glass Holdings Ltd. (Hong Kong)	1,342,000	5,482,351

		47,686,505

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	196,800	3,206,942
Charles Schwab Corp. (The)	363,416	26,460,319
Credit Suisse Group AG (Switzerland)	471,700	4,950,523
FactSet Research Systems, Inc.	30,988	10,399,883
Goldman Sachs Group, Inc. (The)	41,042	15,576,670
Investec PLC (South Africa)	263,400	1,059,437
Julius Baer Group Ltd. (Switzerland)	51,000	3,337,294
London Stock Exchange Group PLC (United Kingdom)	116,415	12,843,761
Morgan Stanley	373,419	34,238,788
Natixis SA (France)	488,100	2,318,112
Nomura Holdings, Inc. (Japan)	803,300	4,105,137
Partners Group Holding AG (Switzerland)	9,773	14,826,199
SEI Investments Co.	176,585	10,942,972
State Street Corp.	27,786	2,286,232
UBS Group AG (Switzerland)	533,000	8,162,123

		154,714,392

Chemicals — 1.2%
Air Water, Inc. (Japan)	150,600	2,320,241
Arkema SA (France)	32,100	4,035,817
CF Industries Holdings, Inc.	370,225	19,048,076
Chr Hansen Holding A/S (Denmark)	63,952	5,774,798
Daicel Corp. (Japan)	381,000	3,140,775
International Flavors & Fragrances, Inc.	121,693	18,180,934
Kaneka Corp. (Japan)	33,200	1,340,141
Lintec Corp. (Japan)	84,700	1,839,009
Mitsubishi Chemical Holdings Corp. (Japan)	270,500	2,276,576
Mitsubishi Gas Chemical Co., Inc. (Japan)	148,900	3,161,946
Mitsui Chemicals, Inc. (Japan)	60,100	2,082,195
Sherwin-Williams Co. (The)	60,231	16,409,936
Sika AG (Switzerland)	31,893	10,468,560
Solvay SA (Belgium)	22,800	2,907,639
Teijin Ltd. (Japan)	139,000	2,120,651
Toagosei Co. Ltd. (Japan)	133,600	1,358,527

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Tokuyama Corp. (Japan)	78,600	$1,603,474
Ube Industries Ltd. (Japan)	140,900	2,858,303
Yara International ASA (Brazil)	66,800	3,517,707

		104,445,305

Commercial Services & Supplies — 0.5%
Cintas Corp.	42,718	16,318,276
Loomis AB (Sweden)	68,300	2,140,266
Rentokil Initial PLC (United Kingdom)	1,023,750	7,015,125
Securitas AB (Sweden) (Class B Stock)	171,800	2,712,450
Societe BIC SA (France)	39,300	2,732,962
Stericycle, Inc.*	91,095	6,517,847
TOMRA Systems ASA (Norway)	135,696	7,509,313

		44,946,239

Communications Equipment — 0.3%
Cisco Systems, Inc.	536,502	28,434,606

Construction & Engineering — 0.2%
Bouygues SA (France)	118,800	4,396,065
CIMIC Group Ltd. (Australia)	1	15
Hazama Ando Corp. (Japan)	318,600	2,344,464
HOCHTIEF AG (Germany)(a)	27,200	2,093,435
Kandenko Co. Ltd. (Japan)	183,500	1,431,974
NRW Holdings Ltd. (Australia)	760,000	836,551
Obayashi Corp. (Japan)	299,400	2,386,415
Skanska AB (Sweden) (Class B Stock)	147,000	3,900,033

		17,388,952

Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	1,812,000	1,722,812
HeidelbergCement AG (Germany)	27,000	2,318,685
Holcim Ltd. (Switzerland)*	48,700	2,929,271
Imerys SA (France)	37,200	1,740,937
Wienerberger AG (Austria)	88,200	3,404,863

		12,116,568

Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	100,600	1,231,813

Containers & Packaging — 0.4%
International Paper Co.	592,479	36,324,887
Rengo Co. Ltd. (Japan)	387,800	3,233,346

		39,558,233

Diversified Consumer Services — 0.1%
TAL Education Group (China), ADR*	176,101	4,443,028

Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	499,341	15,204,934
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,807,739
Mitsubishi HC Capital, Inc. (Japan)	538,400	2,890,100
ORIX Corp. (Japan)	261,300	4,413,140

		25,315,913

Diversified Telecommunication Services — 0.3%
BT Group PLC (United Kingdom)*	1,812,200	4,878,563
Deutsche Telekom AG (Germany)	127,300	2,692,699

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	390,000	$10,148,744
Orange SA (France)(a)	408,200	4,661,211
Telefonica SA (Spain)	431,500	2,018,748
United Internet AG (Germany)	74,900	3,060,735

		27,460,700

Electric Utilities — 0.9%
Edison International	126,685	7,324,927
Endesa SA (Spain)(a)	124,600	3,027,151
Enel SpA (Italy)	474,400	4,420,545
Entergy Corp.	109,364	10,903,591
NextEra Energy, Inc.	196,657	14,411,025
Orsted A/S (Denmark), 144A	54,644	7,729,377
Southern Co. (The)	567,472	34,337,731

		82,154,347

Electrical Equipment — 0.2%
Rockwell Automation, Inc.	36,818	10,530,684
Signify NV (Netherlands), 144A	105,000	6,657,442

		17,188,126

Electronic Equipment, Instruments & Components — 0.7%
Daiwabo Holdings Co. Ltd. (Japan)	165,500	2,840,136
Halma PLC (United Kingdom)	193,070	7,212,379
Hexagon AB (Sweden) (Class B Stock)	1,104,392	16,376,598
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	2,210,908
Keyence Corp. (Japan)	28,800	14,535,656
Kingboard Holdings Ltd. (China)	915,000	5,078,326
TE Connectivity Ltd.	93,818	12,685,132
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	759,088
Venture Corp. Ltd. (Singapore)	158,700	2,272,267

		63,970,490

Energy Equipment & Services — 0.1%
Schlumberger NV	398,688	12,762,003

Entertainment — 0.9%
Electronic Arts, Inc.	108,816	15,651,005
NetEase, Inc. (China)	599,075	13,619,732
Sea Ltd. (Taiwan), ADR*	30,156	8,280,838
Walt Disney Co. (The)*	246,532	43,332,930

		80,884,505

Equity Real Estate Investment Trusts (REITs) — 2.9%
AEON REIT Investment Corp. (Japan)	1,200	1,778,205
Agree Realty Corp.(a)	30,573	2,155,091
Alexandria Real Estate Equities, Inc.	27,402	4,985,520
American Campus Communities, Inc.	45,745	2,137,206
American Homes 4 Rent (Class A Stock)	120,079	4,665,069
American Tower Corp.	22,478	6,072,207
Americold Realty Trust	63,805	2,415,019
Apartment Income REIT Corp.	41,135	1,951,033
AvalonBay Communities, Inc.	86,593	18,071,093
Brixmor Property Group, Inc.	71,884	1,645,425
Camden Property Trust	25,110	3,331,344

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CoreSite Realty Corp.	19,789	$2,663,599
Crown Castle International Corp.	3,549	692,410
CubeSmart	22,872	1,059,431
Digital Realty Trust, Inc.	53,784	8,092,341
Duke Realty Corp.	166,665	7,891,588
Equinix, Inc.	6,356	5,101,326
Equity LifeStyle Properties, Inc.	73,752	5,480,511
Equity Residential	104,402	8,038,954
Essex Property Trust, Inc.	19,663	5,899,097
Extra Space Storage, Inc.	10,505	1,720,929
Federal Realty Investment Trust(a)	4,845	567,689
First Industrial Realty Trust, Inc.	43,677	2,281,250
Gaming & Leisure Properties, Inc.	39,722	1,840,320
Healthcare Realty Trust, Inc.	26,866	811,353
Healthcare Trust of America, Inc. (Class A Stock)(a)	44,776	1,195,519
Healthpeak Properties, Inc.	102,197	3,402,138
Host Hotels & Resorts, Inc.*(a)	52,280	893,465
Invitation Homes, Inc.	187,160	6,979,196
Kimco Realty Corp.(a)	55,016	1,147,084
MGM Growth Properties LLC (Class A Stock)	227,639	8,336,140
Mid-America Apartment Communities, Inc.	14,348	2,416,490
Mirvac Group (Australia)	1,279,400	2,795,525
Park Hotels & Resorts, Inc.*(a)	58,209	1,199,687
Pebblebrook Hotel Trust(a)	47,052	1,108,075
Prologis, Inc.	151,335	18,089,073
Public Storage	16,853	5,067,529
Realty Income Corp.(a)	23,756	1,585,475
Regency Centers Corp.	46,307	2,966,889
Retail Opportunity Investments Corp.	51,940	917,260
Rexford Industrial Realty, Inc.	42,976	2,447,483
SBA Communications Corp.	71,107	22,661,801
Segro PLC (United Kingdom)	689,991	10,451,073
Simon Property Group, Inc.	14,328	1,869,517
SITE Centers Corp.	58,815	885,754
Stockland (Australia)	773,200	2,698,226
Sun Communities, Inc.	43,966	7,535,772
Sunstone Hotel Investors, Inc.*	83,712	1,039,703
Terreno Realty Corp.	19,605	1,264,915
UDR, Inc.(a)	87,516	4,286,534
Ventas, Inc.(a)	39,210	2,238,891
Weingarten Realty Investors	44,776	1,435,966
Welltower, Inc.	156,325	12,990,608
Weyerhaeuser Co.	702,055	24,164,733

		255,418,531

Food & Staples Retailing — 0.6%
Carrefour SA (France)	194,400	3,834,449
Costco Wholesale Corp.	28,237	11,172,534
J Sainsbury PLC (United Kingdom)	1,474,700	5,552,310
Koninklijke Ahold Delhaize NV (Netherlands)	283,500	8,423,615
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	45,400	2,003,116
Metcash Ltd. (Australia)	1,047,200	3,142,444
Tesco PLC (United Kingdom)	804,078	2,481,246

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Valor Holdings Co. Ltd. (Japan)	38,700	$788,119
Walmart, Inc.	97,897	13,805,435
Wm Morrison Supermarkets PLC (United Kingdom)	1,281,100	4,394,870

		55,598,138

Food Products — 0.7%
Bunge Ltd.	141,196	11,034,467
Conagra Brands, Inc.	383,426	13,949,038
Inghams Group Ltd. (Australia)	587,900	1,759,968
Leroy Seafood Group ASA (Norway)	283,000	2,484,732
Origin Enterprises PLC (Ireland)	206,800	840,960
Premier Foods PLC (United Kingdom)*	672,846	1,030,512
Prima Meat Packers Ltd. (Japan)	49,800	1,347,796
Tate & Lyle PLC (United Kingdom)	427,700	4,380,684
Tyson Foods, Inc. (Class A Stock)	253,216	18,677,212
WH Group Ltd. (Hong Kong), 144A	5,764,000	5,180,700
Wilmar International Ltd. (China)	471,000	1,584,519

		62,270,588

Gas Utilities — 0.0%
Enagas SA (Spain)	73,900	1,709,541
Rubis SCA (France)	48,700	2,167,957

		3,877,498

Health Care Equipment & Supplies — 2.3%
Asahi Intecc Co. Ltd. (Japan)	141,400	3,380,050
Becton, Dickinson & Co.	88,112	21,427,957
Coloplast A/S (Denmark) (Class B Stock)	64,447	10,586,143
Danaher Corp.	34,084	9,146,782
Dexcom, Inc.*	39,971	17,067,617
Edwards Lifesciences Corp.*	157,160	16,277,061
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	238,557	5,194,677
Hologic, Inc.*	172,231	11,491,252
Hoya Corp. (Japan)	90,900	11,992,417
Intuitive Surgical, Inc.*	37,113	34,130,599
Medtronic PLC	225,457	27,985,978
Straumann Holding AG (Switzerland)	12,370	19,748,498
Zimmer Biomet Holdings, Inc.	102,695	16,515,410

		204,944,441

Health Care Providers & Services — 0.6%
Anthem, Inc.	59,444	22,695,719
Cigna Corp.	21,123	5,007,629
CVS Health Corp.	227,066	18,946,387
Fresenius SE & Co. KGaA (Germany)	86,500	4,516,276
Medipal Holdings Corp. (Japan)	113,000	2,157,820
Toho Holdings Co. Ltd. (Japan)	42,900	689,126

		54,012,957

Health Care Technology — 0.3%
Cerner Corp.	132,948	10,391,216
M3, Inc. (Japan)	56,200	4,081,964
Veeva Systems, Inc. (Class A Stock)*	41,707	12,968,791

		27,441,971

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	437,747	$14,159,278
Betsson AB (Sweden) (Class B Stock)*	207,400	1,691,917
Compass Group PLC (United Kingdom)*	415,228	8,753,535
Hilton Worldwide Holdings, Inc.*	4,836	583,318
Las Vegas Sands Corp.*	195,571	10,304,636
Marriott International, Inc. (Class A Stock)*	4,836	660,211
Starbucks Corp.	171,960	19,226,847
Trainline PLC (United Kingdom), 144A*	1,122,361	4,569,128
Yum China Holdings, Inc. (China)(a)	92,247	6,111,364
Yum! Brands, Inc.	82,328	9,470,190

		75,530,424

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	231,000	2,221,791
Bellway PLC (United Kingdom)	55,100	2,483,521
Haseko Corp. (Japan)	158,200	2,164,969
Nikon Corp. (Japan)	227,800	2,428,245
Redrow PLC (United Kingdom)	193,000	1,644,843
Taylor Wimpey PLC (United Kingdom)	1,112,300	2,450,339
Vistry Group PLC (United Kingdom)	168,000	2,734,952

		16,128,660

Household Products — 0.3%
Colgate-Palmolive Co.	122,550	9,969,443
Kimberly-Clark Corp.	102,257	13,679,941

		23,649,384

Industrial Conglomerates — 0.9%
CK Hutchison Holdings Ltd. (United Kingdom)	618,500	4,813,581
General Electric Co.	3,897,775	52,464,052
Hitachi Ltd. (Japan)	56,900	3,249,545
Rheinmetall AG (Germany)	43,200	4,275,100
Roper Technologies, Inc.	29,050	13,659,310

		78,461,588

Insurance — 2.1%
Aegon NV (Netherlands)	612,300	2,547,906
Ageas SA/NV (Belgium)	67,000	3,715,925
AIA Group Ltd. (Hong Kong)	1,081,200	13,467,841
Allianz SE (Germany)	26,400	6,587,397
American International Group, Inc.	779,929	37,124,620
ASR Nederland NV (Netherlands)	63,500	2,455,343
Aviva PLC (United Kingdom)	527,900	2,966,032
AXA SA (France)	173,900	4,416,373
Baloise Holding AG (Switzerland)	12,200	1,904,111
Chubb Ltd.	189,076	30,051,739
CNP Assurances (France)	146,900	2,505,915
Dai-ichi Life Holdings, Inc. (Japan)	175,400	3,223,705
Helvetia Holding AG (Switzerland)	26,500	2,855,077
Legal & General Group PLC (United Kingdom)	686,400	2,450,844
Mapfre SA (Spain)	1,058,800	2,242,308
Marsh & McLennan Cos., Inc.	123,645	17,394,379
MetLife, Inc.	502,462	30,072,351

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,800	$2,139,698
NN Group NV (Netherlands)	78,800	3,724,667
Sompo Holdings, Inc. (Japan)	57,000	2,105,011
Swiss Life Holding AG (Switzerland)	15,400	7,491,358
Unipol Gruppo SpA (Italy)	473,000	2,582,929
UnipolSai Assicurazioni SpA (Italy)	759,000	2,210,656

		186,236,185

Interactive Media & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	11,373	27,770,478
Alphabet, Inc. (Class C Stock)*	26,107	65,432,496
Facebook, Inc. (Class A Stock)*	150,335	52,272,983
Match Group, Inc.*	103,125	16,628,906
Pinterest, Inc. (Class A Stock)*	114,268	9,021,458
Tencent Holdings Ltd. (China)	230,000	17,345,992

		188,472,313

Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China)*	593,868	16,786,355
Alibaba Group Holding Ltd. (China), ADR*	139,124	31,550,541
Amazon.com, Inc.*	22,313	76,760,290
Chewy, Inc. (Class A Stock)*(a)	154,088	12,282,354
MercadoLibre, Inc. (Argentina)*	5,568	8,673,775

		146,053,315

IT Services — 1.9%
Adyen NV (Netherlands), 144A*	5,761	14,102,930
Amadeus IT Group SA (Spain)*	191,949	13,512,702
Atos SE (France)	30,300	1,846,104
Automatic Data Processing, Inc.	28,097	5,580,626
Capgemini SE (France)	13,500	2,597,065
DTS Corp. (Japan)	103,200	2,454,637
Fiserv, Inc.*	92,900	9,930,081
Mastercard, Inc. (Class A Stock)	59,924	21,877,653
NS Solutions Corp. (Japan)	53,100	1,705,517
PayPal Holdings, Inc.*	80,536	23,474,633
Shopify, Inc. (Canada) (Class A Stock)*	13,338	19,486,551
Sopra Steria Group SACA (France)	19,800	3,814,002
Visa, Inc. (Class A Stock)(a)	190,033	44,433,516

		164,816,017

Life Sciences Tools & Services — 0.9%
ICON PLC (Ireland)*	4,043	835,728
Illumina, Inc.*	44,960	21,275,522
Lonza Group AG (Switzerland)	23,693	16,831,280
Sartorius Stedim Biotech (France)	20,350	9,645,101
Thermo Fisher Scientific, Inc.	58,405	29,463,570
Wuxi Biologics Cayman, Inc. (China), 144A*	109,000	1,996,662

		80,047,863

Machinery — 1.6%
Atlas Copco AB (Sweden) (Class A Stock)	250,590	15,376,104
Caterpillar, Inc.	59,991	13,055,841

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Cummins, Inc.	48,132	$11,735,063
Deere & Co.	92,508	32,628,497
Hong Leong Asia Ltd. (Singapore)	377,000	265,484
IDEX Corp.	55,946	12,310,917
Illinois Tool Works, Inc.	55,263	12,354,596
Rational AG (Germany)	10,142	9,202,209
SKF AB (Sweden) (Class B Stock)	81,500	2,077,754
SMC Corp. (Japan)	18,400	10,866,452
Spirax-Sarco Engineering PLC (United Kingdom)	46,510	8,752,853
Sumitomo Heavy Industries Ltd. (Japan)	67,500	1,870,054
Tsubakimoto Chain Co. (Japan)	74,400	2,128,049
Valmet OYJ (Finland)	115,900	5,068,695
Vesuvius PLC (United Kingdom)	152,000	1,116,644
Volvo AB (Sweden) (Class B Stock)(a)	285,200	6,883,839

		145,693,051

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,100	3,169,470
D/S Norden A/S (Denmark)	90,500	2,882,089
DFDS A/S (Denmark)*	44,500	2,512,506

		8,564,065

Media — 0.6%
Comcast Corp. (Class A Stock)	375,005	21,382,785
Fox Corp. (Class B Stock)	242,010	8,518,752
News Corp. (Class A Stock)	505,759	13,033,409
Nippon Television Holdings, Inc. (Japan)	193,400	2,245,385
Reach PLC (United Kingdom)	132,014	503,583
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,556,885
Telenet Group Holding NV (Belgium)	57,600	2,173,638

		49,414,437

Metals & Mining — 0.5%
Anglo American PLC (South Africa)	183,700	7,352,478
Aurubis AG (Germany)	28,200	2,619,579
Bekaert SA (Belgium)	89,000	3,962,432
BHP Group Ltd. (Australia)	126,400	4,629,246
Boliden AB (Sweden)	109,300	4,213,507
Fortescue Metals Group Ltd. (Australia)	523,500	9,203,882
Mineral Resources Ltd. (Australia)	64,200	2,607,058
Perenti Global Ltd. (Australia)	963,600	484,762
Rio Tinto Ltd. (Australia)	67,500	6,442,692
St. Barbara Ltd. (Australia)	859,100	1,101,556

		42,617,192

Multiline Retail — 0.2%
Harvey Norman Holdings Ltd. (Australia)	949,200	3,907,996
Kohl’s Corp.(a)	143,219	7,892,799
Marks & Spencer Group PLC (United Kingdom)*	849,800	1,727,541

		13,528,336

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities — 0.4%
A2A SpA (Italy)	2,464,921	$5,044,029
AGL Energy Ltd. (Australia)	243,600	1,498,531
Ameren Corp.	171,645	13,738,466
Sempra Energy	143,100	18,957,888

		39,238,914

Oil, Gas & Consumable Fuels — 1.7%
Beach Energy Ltd. (Australia)	1,069,900	998,901
Chesapeake Energy Corp.(a)	73,691	3,826,037
Chesapeake Energy Corp. Backstop Commitment*^	424	21,766
ConocoPhillips	317,154	19,314,679
Equinor ASA (Norway)	123,600	2,628,521
Exxon Mobil Corp.	289,112	18,237,185
Neste OYJ (Finland)	170,629	10,461,853
OMV AG (Austria)	86,600	4,961,765
Pioneer Natural Resources Co.	56,239	9,139,962
Reliance Industries Ltd. (India)	542,765	15,459,121
Reliance Industries Ltd., PP (India)	28,124	565,179
Repsol SA (Spain)(a)	363,200	4,559,277
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	393,900	7,653,470
TC Energy Corp. (Canada)	242,612	12,014,146
TotalEnergies SE (France)	157,400	7,129,397
TotalEnergies SE (France), ADR	744,591	33,700,189

		150,671,448

Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	2,154,044

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	53,353	16,970,522
L’Oreal SA (France)	26,873	12,001,256
Shiseido Co. Ltd. (Japan)	76,200	5,601,580

		34,573,358

Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	338,400	5,893,928
Bayer AG (Germany)	74,300	4,523,077
Elanco Animal Health, Inc.*	399,558	13,860,667
GlaxoSmithKline PLC (United Kingdom)	778,800	15,315,184
Ipsen SA (France)	30,300	3,154,016
Johnson & Johnson	139,785	23,028,181
Merck & Co., Inc.	184,257	14,329,667
Novartis AG (Switzerland)	121,300	11,056,395
Novartis AG (Switzerland), ADR	262,796	23,977,507
Novo Nordisk A/S (Denmark), ADR(a)	76,712	6,426,164
Novo Nordisk A/S (Denmark) (Class B Stock)	154,729	12,966,397
Perrigo Co. PLC(a)	201,152	9,222,819
Pfizer, Inc.	333,881	13,074,780
Roche Holding AG (Switzerland)	47,900	18,048,096
Roche Holding AG (Switzerland), ADR	429,642	20,188,878
Sanofi (France)	138,000	14,483,318
Sawai Group Holdings Co. Ltd. (Japan)	39,600	1,765,814
Shionogi & Co. Ltd. (Japan)	45,700	2,381,056

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel)*	257,900	$2,565,095
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	2,394,481
UCB SA (Belgium)	26,100	2,722,339
Zoetis, Inc.	89,545	16,687,606

		238,065,465

Professional Services — 0.5%
Adecco Group AG (Switzerland)	80,700	5,498,074
Experian PLC (United Kingdom)	316,839	12,234,198
Nielsen Holdings PLC	317,321	7,828,309
Nihon M&A Center, Inc. (Japan)	235,100	6,076,630
Teleperformance (France)	19,845	8,070,959

		39,708,170

Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,337,359
Daito Trust Construction Co. Ltd. (Japan)	17,200	1,880,891
Daiwa House Industry Co. Ltd. (Japan)	79,600	2,389,508
Nexity SA (France)	29,500	1,477,907
Nomura Real Estate Holdings, Inc. (Japan)	84,800	2,147,320

		9,232,985

Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	137,351	14,491,883
Go-Ahead Group PLC (The) (United Kingdom)*	96,500	1,510,984
Sankyu, Inc. (Japan)	46,800	2,029,289
Seino Holdings Co. Ltd. (Japan)	146,500	1,877,028

		19,909,184

Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	224,052	31,905,005
ASML Holding NV (Netherlands)	25,627	17,661,522
Infineon Technologies AG (Germany)	390,196	15,709,594
NVIDIA Corp.	64,314	51,457,631
NXP Semiconductors NV (China)	149,503	30,755,757
QUALCOMM, Inc.	308,818	44,139,357
Siltronic AG (Germany)(a)	20,200	3,365,591
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	936,000	20,008,001
Texas Instruments, Inc.	117,867	22,665,824

		237,668,282

Software — 3.6%
Adobe, Inc.*	32,830	19,226,561
Atlassian Corp. PLC (Class A Stock)*	25,724	6,607,467
Autodesk, Inc.*	182,398	53,241,976
Check Point Software Technologies Ltd. (Israel)*(a)	20,800	2,415,504
Citrix Systems, Inc.	115,859	13,586,785
Intuit, Inc.	43,102	21,127,307
Micro Focus International PLC (United Kingdom)	218,500	1,654,936
Microsoft Corp.	346,052	93,745,487

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Oracle Corp.	411,928	$32,064,476
salesforce.com, Inc.*	123,082	30,065,240
ServiceNow, Inc.*	28,501	15,662,725
TeamViewer AG (Germany), 144A*	192,646	7,264,911
Temenos AG (Switzerland)	54,651	8,806,708
Workday, Inc. (Class A Stock)*	47,639	11,373,335

		316,843,418

Specialty Retail — 0.4%
EDION Corp. (Japan)	185,400	1,810,113
Geo Holdings Corp. (Japan)	96,500	1,067,414
Kingfisher PLC (United Kingdom)	954,700	4,833,103
K’s Holdings Corp. (Japan)	114,600	1,318,319
Super Retail Group Ltd. (Australia)	335,300	3,263,076
TJX Cos., Inc. (The)	305,697	20,610,092

		32,902,117

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	116,600	2,324,213

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	53,448	19,506,917
LVMH Moet Hennessy Louis Vuitton SE (France)	35,362	27,771,363
Yue Yuen Industrial Holdings Ltd. (Hong Kong)*	1,055,500	2,616,450

		49,894,730

Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	398,837	13,322,433
Paragon Banking Group PLC (United Kingdom)	358,700	2,554,617

		15,877,050

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	265,100	10,299,264
Imperial Brands PLC (United Kingdom)	180,600	3,893,727
Philip Morris International, Inc.	214,743	21,283,179

		35,476,170

Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	228,898	17,021,621
ITOCHU Corp. (Japan)	255,000	7,283,069
Kanamoto Co. Ltd. (Japan)	92,800	2,138,408
Marubeni Corp. (Japan)	389,400	3,396,529
Mitsui & Co. Ltd. (Japan)	119,600	2,698,979
Sojitz Corp. (Japan)	1,001,900	3,018,809

		35,557,415

Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,658,478
Shenzhen International Holdings Ltd. (China)	636,000	880,375

		2,538,853

		Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)		269,000	$8,380,551

TOTAL COMMON STOCKS (cost $3,214,028,490)			4,541,377,400

EXCHANGE-TRADED FUNDS — 1.6%
iShares Core U.S. Aggregate Bond ETF		491,000	56,627,030
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)		325,500	43,734,180
iShares Russell 1000 Value ETF		117,000	18,558,540
iShares S&P Small-Cap Value ETF		196,000	20,664,280

TOTAL EXCHANGE-TRADED FUNDS (cost $139,132,182)			139,584,030

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)		53,300	5,723,802

Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)		15,000	451,350

Electric Utilities — 0.1%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22		106,073	5,370,476

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)		59,946	3,207,711

Multi-Utilities — 0.0%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21		18,783	1,855,197

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23(a)		9,249	496,301

TOTAL PREFERRED STOCKS (cost $14,331,217)			17,104,837

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.6%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	200	205,087
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	617,831
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	200	202,019
Series 2020-03A, Class D
1.730%	07/15/26	200	203,389
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,600	1,597,865

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-02A, Class B, 144A
2.120%	12/27/27	100	$99,836
Series 2021-02A, Class C, 144A
2.520%	12/27/27	100	99,857
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	99,934
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	3,125,688
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	657,373
Oscar US Funding XI LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	96	95,947
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	300	307,065
Series 2020-03, Class D
1.640%	11/16/26	1,200	1,215,341
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,847,029

			11,374,261

Collateralized Loan Obligations — 2.0%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.554%(c)	07/15/32	5,000	5,000,301
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.464%(c)	07/15/29	500	500,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.526%(c)	10/21/32	6,000	6,003,385
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.544%(c)	07/15/32	4,500	4,502,239
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.230%(c)	07/17/28	650	650,066
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.524%(c)	10/15/32	2,500	2,501,310
Series 2020-21A, Class A1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.884%(c)	07/15/31	9,500	9,517,379
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.190%(c)	04/15/32	6,750	6,750,709

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.418%(c)	04/20/31		1,988	$1,988,577
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.548%(c)	10/20/32		4,500	4,502,469
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.888%(c)	07/20/31		9,500	9,504,314
Series 2020-12A, Class AR, 144A
—%(p)	07/20/34		2,750	2,750,289
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.228%(c)	04/20/31		2,500	2,499,622
Series 2021-05A, Class A, 144A
—%(p)	07/15/34		3,000	3,000,318
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.288%(c)	07/20/31		2,750	2,763,038
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.474%(c)	04/15/33		2,750	2,755,017
Harvest CLO DAC (Ireland),
Series 25A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	01/21/34	EUR	6,000	7,128,695
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.206%(c)	04/25/31		4,988	4,981,250
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.690%(c)	10/17/31		4,000	4,004,875
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.085%(c)	05/20/29		1,040	1,039,931
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.084%(c)	10/15/31		3,500	3,512,222
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.338%(c)	07/20/31		1,200	1,198,780
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30		2,000	2,000,000
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A2, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.385%(c)	09/01/31		4,000	4,005,868

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.134%(c)	07/15/29		4,750	$4,752,806
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.434%(c)	10/22/30		3,925	3,924,675
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.270%(c)	04/17/31		9,359	9,346,973
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.238%(c)	04/20/31		3,000	2,995,018
Pikes Peak CLO (Cayman Islands),
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.554%(c)	07/15/32		4,750	4,750,549
RRE Loan Management DAC (Ireland),
Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	10/15/33	EUR	5,000	5,944,372
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.508%(c)	10/20/32		9,750	9,750,286
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.558%(c)	01/20/32		5,000	5,000,873
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	5,000	5,901,822
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A
—%(p)	07/25/34		2,000	2,000,000
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.306%(c)	07/20/34		3,250	3,250,341
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.584%(c)	07/15/27		4,500	4,495,909
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.386%(c)	01/25/31		3,000	3,000,418
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.146%(c)	04/25/31		3,000	3,000,748
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.340%(c)	01/17/31		3,750	3,751,234

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.034%(c)	07/15/31		8,000	$8,015,566
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.334%(c)	01/22/31		2,000	1,999,398

				174,941,642

Consumer Loans — 0.2%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	243,545
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	205,267
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,600	1,617,149
Series 2019-01A, Class A, 144A
3.000%	12/20/27		1,800	1,840,010
Series 2019-02A, Class A, 144A
2.780%	04/20/28		900	924,563
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	100,990
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		600	615,083
Series 2020-AA, Class A, 144A
2.190%	08/21/34		400	406,848
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29		26	26,132
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,100	1,118,451
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		1,200	1,200,880
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		900	904,489
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,300	1,331,351
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,400	1,434,144
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		200	199,194
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	02/25/23		420	420,781

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.742%(c)	08/25/25		1,000	$998,466

				13,587,343

Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		1,000	1,171,099
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	11/15/28	GBP	1,275	1,787,429

				2,958,528

Home Equity Loans — 0.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	04/25/34		706	695,159
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.782%(c)	05/25/35		1,249	1,246,520
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W07, Class A2, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.132%(c)	05/25/34		149	138,206
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.792%(c)	06/25/34		40	39,105
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.692%(c)	10/25/34		326	323,778
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE04, Class M7, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
1.937%(c)	05/25/35		1,424	1,456,708
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 1.035%)
1.127%(c)	06/25/35		54	54,296
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.382%(c)	09/25/36		625	603,737
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.302%(c)	12/25/36		2,900	2,793,913
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.782%(c)	10/25/35		400	386,632
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
0.162%(c)	08/25/37		822	525,773

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.887%(c)	07/25/34	83	$82,240
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.947%(c)	08/25/34	139	138,584
Series 2005-02, Class M6, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	07/25/35	2,000	2,009,574
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.542%(c)	02/25/36	900	893,234
Series 2005-09, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
0.707%(c)	04/25/36	1,556	1,547,015
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.752%(c)	01/25/35	602	600,878
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	05/25/37	18	16,018
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
0.857%(c)	02/25/35	586	579,018
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.752%(c)	11/25/35	3,000	2,866,170
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
0.527%(c)	03/25/36	689	681,037
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.705%)
0.797%(c)	01/25/36	328	326,779
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.947%(c)	11/25/34	576	570,707
Series 2006-01, Class M1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.632%(c)	01/25/36	1,800	1,752,524
RAMP Trust,
Series 2005-EFC04, Class M3, 1 Month LIBOR + 0.480% (Cap 14.000%, Floor 0.720%)
0.812%(c)	09/25/35	1,233	1,233,746
RASC Trust,
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.660% (Cap 14.000%, Floor 0.660%)
0.752%(c)	11/25/35	1,136	1,131,998
Series 2006-KS07, Class M1, 1 Month LIBOR + 0.280% (Cap 14.000%, Floor 0.280%)
0.372%(c)	09/25/36	2,200	2,139,009

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	539	$300,465
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.932%(c)	08/25/35	2,200	2,111,742
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	11/25/36	22	8,977
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.032%(c)	11/25/33	39	37,004
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.342%(c)	04/25/37	3,777	1,864,853

			29,155,399

Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.892%(c)	06/25/24	3,780	3,738,007

Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.585% (Cap N/A, Floor 0.585%)
0.677%(c)	03/25/36	1,349	1,342,233
Asset-Backed Pass-Through Certificates,
Series 2005-R04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.767%(c)	07/25/35	1,254	1,252,947
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ01, Class A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.202%(c)	04/25/31	13	64,027
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.342%(c)	04/25/36	2,460	2,176,575
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	11/25/36	17	10,076
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
0.542%(c)	03/25/37	8,000	7,828,395
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.142%(c)	09/25/34	359	358,188
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	06/25/37	1,963	1,851,430

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.887%(c)	02/25/36	386	$385,492
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.552%(c)	05/25/36	2,197	2,185,209
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.832%(c)	08/25/47	1,140	1,120,023
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A
2.263%(cc)	04/25/38	894	899,544
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.212%(c)	07/25/37	32	25,171
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%	12/25/36	36	11,877
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.192%(c)	05/25/37	132	131,903
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.380% (Cap 12.250%, Floor 0.380%)
0.472%(c)	05/25/36	1,503	1,216,545
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)
1.367%(c)	07/25/34	1,163	1,166,337
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.572%(c)	04/25/36	1,100	983,201
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
0.207%(c)	07/25/36	1,801	1,732,009
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.402%(c)	07/25/36	779	764,577
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.827%(c)	09/25/35	103	102,980
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.272%(c)	06/25/36	1,098	758,063
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	12/25/46	2,025	1,316,449
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.302%(c)	10/25/36	61	59,647
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.202%(c)	08/25/36	52	41,634

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.642%(c)	11/25/36	7,700	$7,553,956
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	274	274,808
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	574	574,554
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	151	152,032
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,130	1,132,009
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	08/25/35	2,000	1,976,869
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	09/25/37	3	2,013
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.212%(c)	02/25/37	10	4,069
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	05/25/34	1,091	1,079,970
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	01/25/35	2,041	2,025,515
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.192%(c)	07/25/36	37	18,341
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.142%(c)	11/25/36	1	389
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
0.797%(c)	09/25/35	78	78,563
Pretium Mortgage Credit Partners I LLC,
Series 2020-RPL02, Class A1, 144A
3.179%	06/27/69	1,604	1,608,334
RAMP Trust,
Series 2005-RZ04, Class M3, 1 Month LIBOR + 0.780% (Cap 11.000%, Floor 0.780%)
0.872%(c)	11/25/35	653	652,247
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.587%(c)	04/25/36	342	335,485
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.720%)
0.812%(c)	05/25/35	500	493,767

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.780%)
0.872%(c)	05/25/35		772	$748,116
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.382%(c)	09/25/36		3,000	2,877,137
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.402%(c)	09/25/37		466	458,096
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.767%(c)	10/25/35		1,400	1,387,605
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.222%(c)	05/25/37		176	150,326
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	12/25/36		59	19,377
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.142%(c)	12/25/36		1	1,017
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		155	156,302
Structured Asset Investment Loan Trust,
Series 2005-04, Class M3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.812%(c)	05/25/35		445	444,807
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.810%)
0.902%(c)	07/25/35		3,000	2,948,032
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	3,016	3,218,471
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		7,343	7,594,202
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	05/25/58		2,379	2,397,369
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		1,817	1,868,845
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		1,949	1,966,842
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	10/25/36		64	32,528

				72,016,525

Student Loans — 0.1%
SLM Student Loan Trust,
Series 2003-05, Class A5
0.000%(cc)	06/17/24	EUR	7	8,432
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.726%(c)	10/25/64		857	855,255

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		3,061	$3,167,161
Series 2019-D, Class 1PT, 144A
2.755%(cc)	01/16/46		2,690	2,782,733
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		2,290	2,345,487

				9,159,068

TOTAL ASSET-BACKED SECURITIES (cost $311,032,555)				316,930,773

BANK LOANS — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.370%(c)	08/24/26		380	228,190

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		101	111,395

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	872	1,018,906
Term B, 3 Month GBP LIBOR + 4.750%
4.828%(c)	02/06/25	GBP	387	525,801
Term Loan
—%(p)	04/12/27		2,400	2,842,243

				4,386,950

Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.354%(c)	03/15/27		912	899,426
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%
3.430%(c)	05/27/24		647	619,968

				1,519,394

TOTAL BANK LOANS (cost $6,300,862)				6,245,929

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
ACRES Commercial Realty Corp.,
Series 2020-RSO09, Class A, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.624%(c)	04/17/37		1,302	1,311,240
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.337%(cc)	05/15/49		4,200	4,475,248
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,200	4,537,729
Series 2017-BNK06, Class A4
3.254%	07/15/60		900	971,807

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-BN18, Class A3
3.325%	05/15/62	1,400	$1,523,300
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,580,551
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,186,809
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	512,316
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	419,407
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,523,548
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	541,619
Series 2019-C03, Class A3
3.319%	05/15/52	2,600	2,836,437
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,527,251
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,965,564
Series 2019-B14, Class A3
3.090%	12/15/62	950	1,023,552
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,689,025
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	10/15/36	1,014	1,014,547
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.373%(c)	10/15/36	1,267	1,267,771
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	12/15/36	1,165	1,164,585
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,982,049
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	3,000	3,253,290
Series 2017-CD05, Class A3
3.171%	08/15/50	3,300	3,539,805
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.355%(cc)	02/10/48	76,865	763,731
Commercial Mortgage Trust,
Series 2017-COR02, Class A2
3.239%	09/10/50	3,750	4,014,442
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.223%(c)	05/15/36	2,500	2,504,707
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,970	3,199,781

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49		750	$829,351
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36		1,300	1,341,929
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36		1,200	1,171,733
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		3,030	3,187,516
Series 2017-C06, Class A4
3.071%	06/10/50		2,700	2,913,542
DROP Mortgage Trust,
Series 2021-FILE, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.220%(c)	04/15/26		1,700	1,706,480
European Loan Conduit No. 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	799	950,640
FHLMC Multifamily Structured Pass-Through Certificates,
Series K122, Class X1, IO
0.974%(cc)	11/25/30		15,389	1,100,470
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51		1,550	1,750,399
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
2.081%(cc)	11/10/45		2,330	40,691
Series 2017-GS06, Class A2
3.164%	05/10/50		3,100	3,325,825
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	328,831
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50		3,000	3,225,577
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50		1,769	1,901,008
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		291	291,870
Series 2016-JP02, Class A3
2.559%	08/15/49		1,698	1,764,812
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.523%(c)	12/15/31		2,556	2,535,591
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	2,663,020
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	2,352,412
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		1,600	1,668,183

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.823%(c)	01/15/26		625	$632,020
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	746	619,382
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	241,672
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50		3,200	3,414,920
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,730,974
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,679,906
Series 2016-LC24, Class A3
2.684%	10/15/49		1,600	1,681,889
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,416,370
Series 2017-RB01, Class A4
3.374%	03/15/50		4,700	5,150,951
Series 2019-C52, Class A4
2.643%	08/15/52		2,000	2,088,827
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.573%(c)	05/15/31		2,300	2,305,762

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $109,197,262)				114,342,664

CORPORATE BONDS — 8.6%
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31		2,230	2,154,119
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27(a)		2,560	2,645,324
3.750%	02/01/50		660	680,825
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23(a)		400	402,607

				5,882,875

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		852	846,581
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		389	396,015
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		1,750	1,774,325

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		1,780	$2,096,069
5.250%	05/04/25		830	948,106
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A
4.200%	09/15/28		5,791	5,401,551
United Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.100%	01/07/30		1,186	1,249,780
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		565	584,908
4.625%	04/15/29		140	145,011

				13,442,346

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,525	1,624,125
5.291%	12/08/46		4,225	4,718,863
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	199,565
2.979%	08/03/22(a)		1,400	1,419,260
3.339%	03/28/22		1,800	1,825,700
3.350%	11/01/22		500	512,218
3.370%	11/17/23		300	311,201
3.375%	11/13/25		700	725,871
3.813%	10/12/21		1,466	1,476,995
4.000%	11/13/30		200	209,801
4.375%	08/06/23		300	316,727
5.875%	08/02/21		700	702,587
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	12/07/22	EUR	500	588,841
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	27,362
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		3,125	3,182,091
3.700%	05/09/23		1,605	1,685,514
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.600%	09/28/22		100	102,088
2.800%	01/13/22		500	505,460
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25(a)		300	320,184
4.345%	09/17/27		2,400	2,640,697
4.810%	09/17/30		300	338,285
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	500	593,913

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
1.009%(c)	11/16/24	EUR	500	$616,211

				24,643,559

Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,175	1,105,631
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)		650	691,488
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	100	122,266
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27(a)		1,100	1,151,569
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30		950	972,925

				4,043,879

Banks — 3.4%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23(a)		400	434,222
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
0.957%(c)	05/25/22	EUR	3,000	3,582,429
Covered Bonds, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.161%(c)	10/25/21	EUR	3,100	3,687,074
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,500	1,850,934
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	601,527
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23(oo)	EUR	400	512,244
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
1.125%(ff)	03/11/27	EUR	100	121,841
Sr. Unsec’d. Notes, EMTN
0.875%	07/22/25	EUR	100	120,987
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	2,296,582
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		600	606,897
3.848%	04/12/23		1,000	1,057,083
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		400	412,669
4.500%	09/24/24		5,100	5,405,515

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		1,700	$1,941,151
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		930	991,845
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		4,145	4,282,073
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,790	1,736,895
2.496%(ff)	02/13/31		5,660	5,786,997
4.271%(ff)	07/23/29		730	838,945
Sub. Notes, MTN
4.450%	03/03/26		4,090	4,639,340
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	221,160
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	12/15/25(a)(oo)		1,600	1,777,018
7.875%(ff)	03/15/22(oo)		1,400	1,459,980
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.586%(c)	02/15/23		800	805,801
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
1.813%(c)	01/10/23		2,600	2,619,159
Sr. Unsec’d. Notes, 3 Month BBSW + 1.800%
1.824%(c)	06/15/23	AUD	1,500	1,150,326
Sr. Unsec’d. Notes
4.375%	01/12/26		700	784,298
Sub. Notes
4.836%	05/09/28		1,090	1,223,307
5.088%(ff)	06/20/30		1,898	2,206,077
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27		900	900,640
1.904%(ff)	09/30/28		1,400	1,388,320
2.219%(ff)	06/09/26		2,360	2,433,281
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.277%(ff)	01/20/32		500	490,297
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		285	309,655
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,075	1,185,994
4.875%	04/01/26		365	411,941
China Development Bank (China),
Unsec’d. Notes, Series 1610
3.180%	04/05/26	CNH	7,000	1,077,438
Unsec’d. Notes, Series 1710
4.040%	04/10/27	CNH	47,900	7,653,573
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	376,100	60,765,730
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,685,747
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.565%(c)	09/01/23		1,500	1,520,970

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		10,080	$10,359,084
Sub. Notes
4.600%	03/09/26		745	848,611
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
1.006%(c)	09/26/23		1,400	1,418,581
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	07/29/22(oo)		900	941,527
Jr. Sub. Notes, 144A
6.250%(ff)	12/18/24(oo)		1,000	1,096,888
6.375%(ff)	08/21/26(oo)		200	222,629
7.500%(ff)	07/17/23(oo)		1,400	1,519,929
Sr. Unsec’d. Notes
3.750%	03/26/25		240	260,306
3.800%	06/09/23		1,650	1,747,412
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,150	1,177,274
4.194%(ff)	04/01/31		400	449,520
4.207%(ff)	06/12/24		1,728	1,840,142
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22		3,350	3,483,479
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		2,400	2,464,414
3.035%(ff)	05/28/32		1,050	1,068,062
3.300%	11/16/22		3,400	3,518,365
3.547%(ff)	09/18/31(a)		1,425	1,516,428
3.961%(ff)	11/26/25(a)		2,500	2,705,323
4.250%	10/14/21		3,200	3,234,659
Sr. Unsec’d. Notes, EMTN
1.750%	01/17/28	EUR	800	1,004,272
1.875%(ff)	12/22/28	GBP	600	829,040
2.625%	02/12/26	EUR	2,000	2,599,660
Sub. Notes
3.729%(ff)	01/14/32		1,400	1,425,776
5.882%(ff)	07/08/31		800	937,026
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	521,351
3.450%	07/27/26		390	425,563
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)		440	487,510
Sr. Unsec’d. Notes
3.750%	02/25/26		235	259,978
3.850%	01/26/27		1,905	2,100,907
4.223%(ff)	05/01/29		200	228,334
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(a)(oo)		900	916,056
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	900	1,258,869
4.583%(ff)	06/19/29		500	577,926
4.950%	03/31/30		300	362,057

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Banks (cont’d.)
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22(a)		900		$929,664
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.146%(c)	10/02/23		1,600		1,625,838
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		575		607,393
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		475		491,810
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)		565		572,381
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.976%(c)	08/01/21(oo)		2,750		2,757,524
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		2,780		2,801,434
2.580%(ff)	04/22/32		3,865		3,970,861
3.964%(ff)	11/15/48		930		1,089,697
4.005%(ff)	04/23/29		1,565		1,772,628
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200		261,754
Sr. Unsec’d. Notes, EMTN
3.500%(ff)	04/01/26	EUR	600		800,710
Sub. Notes
4.650%	03/24/26		3,500		3,959,195
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.125%(c)	09/11/24		1,700		1,722,334
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24		3,500		3,546,736
3.922%(ff)	09/11/24		1,100		1,178,041
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		580		613,713
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		910		1,017,148
Sub. Notes, GMTN
4.350%	09/08/26		1,450		1,643,250
Natwest Group PLC (United Kingdom),
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	1,500		2,235,724
6.000%(ff)	12/29/25(a)(oo)		1,300		1,448,276
8.000%(ff)	08/10/25(a)(oo)		1,100		1,300,862
8.625%(ff)	08/15/21(oo)		200		201,627
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.697%(c)	06/25/24		2,600		2,659,815
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		500		536,770
5.076%(ff)	01/27/30		2,800		3,319,873
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.500%	10/01/50	DKK	—	(r)	—
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	11,295		1,713,115
1.000%	10/01/53	DKK	26,065		3,965,282

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Banks (cont’d.)
1.500%	10/01/50	DKK	—	(r)	$—
2.500%	10/01/47	DKK	1		201
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	103,100		15,674,568
1.500%	10/01/53	DKK	500		79,097
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	47,675		7,323,949
Covered Bonds, Series 01EE
1.500%	10/01/53	DKK	8,300		1,299,015
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	06/24/22(oo)	GBP	200		291,899
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		1,100		1,104,211
4.796%(ff)	11/15/24		2,700		2,952,707
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23		1,000		1,060,082
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		3,000		3,227,568
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23(a)		2,300		2,319,742
2.678%(ff)	06/29/32		500		501,681
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22		300		305,288
UBS AG (Switzerland),
Sub. Notes
5.125%	05/15/24		1,300		1,432,383
UBS Group AG (Switzerland),
Jr. Sub. Notes
5.750%(ff)	02/19/22(oo)	EUR	1,600		1,956,487
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(a)(oo)		1,300		1,327,450
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		1,620		1,661,857
UniCredit SpA (Italy),
Jr. Sub. Notes
9.250%(ff)	06/03/22(oo)	EUR	800		1,016,188
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		555		562,433
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		6,200		7,152,458
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)		2,200		2,274,543
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)		10,000		10,369,204

					299,421,386

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		1,085		1,491,831

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)		1,075	$1,141,306
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30(a)		775	798,985
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		600	727,640

				2,667,931

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		1,750	2,128,334
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		858	937,305
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	1,700	2,036,048
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		2,270	2,542,721
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,000	1,057,071
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	200,078
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,231,354
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		340	351,739
5.875%	03/27/24		325	347,450
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		375	352,202
10.875%	08/01/24		92	99,305

				11,283,607

Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		585	620,284
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21		700	702,295
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		2,670	2,909,029
4.500%	02/15/45		625	762,650
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,030	1,085,003

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
4.678%	07/01/2114		254	$371,461
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26(a)		848	944,608
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)		750	763,551
5.250%	01/15/30(a)		1,100	1,205,128

				9,364,009

Computers — 0.0%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		450	474,371
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
6.020%	06/15/26		300	359,805
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22		1,000	1,028,940

				1,863,116

Diversified Financial Services — 0.4%
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		500	532,732
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
0.750%	03/18/24		300	301,675
Doric Nimrod Air Alpha Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		541	543,493
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		341	342,441
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	1	168
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	3,675	557,614
1.000%	10/01/50	DKK	27,664	4,251,221
1.000%	10/01/50	DKK	27,357	4,160,323
1.000%	10/01/53	DKK	10,677	1,599,972
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	2,800
2.907%	12/23/08(d)		200	1,400
5.625%	01/24/13(d)		1,700	11,900
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22		1,100	1,140,026
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28(a)		745	750,907

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
6.000%	01/15/27		225		$233,458
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.500%	10/01/53	DKK	12,200		1,911,078
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	1,587		240,785
1.000%	10/01/50	DKK	32,511		4,991,831
1.000%	10/01/50	DKK	42,338		6,424,317
2.500%	10/01/47	DKK	—	(r)	56
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400		430,935
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		7		7,328
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28		200		237,279
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	38,698		5,795,719
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	11		1,954
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		1,100		1,125,028
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	15,910		3,361,644

					38,958,084

Electric — 0.3%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		1,800		1,804,476
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)		500		493,985
5.000%	02/01/31		925		920,010
5.125%	03/15/28		700		711,643
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475		542,681
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020		1,131,750
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		405		431,617
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385		1,464,982
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		350		370,640

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25(a)		780	$833,016
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	350,034
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		840	851,175
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		600	672,480
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		700	761,982
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	586,558
Gtd. Notes, 144A
3.375%	02/15/29		100	97,943
3.625%	02/15/31(a)		1,175	1,153,933
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50		705	745,410
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49(a)		1,250	1,479,462
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		100	97,143
2.950%	03/01/26		100	102,237
3.150%	01/01/26		100	103,186
3.450%	07/01/25		100	104,794
3.950%	12/01/47		100	92,906
4.000%	12/01/46		100	93,991
4.500%	07/01/40		100	100,005
4.550%	07/01/30		1,425	1,524,376
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	1,164,860
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	102	118,057
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		2,100	2,157,446
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		3,800	4,138,141
Southern California Edison Co.,
First Mortgage
0.700%	04/03/23		700	700,890
1.100%	04/01/24		200	201,438
First Mortgage, SOFR + 0.830%
0.880%(c)	04/01/24		300	301,112

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		965	$990,636

				27,394,995

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		500	542,158

Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26		256	261,843
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		300	311,700

				573,543

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		1,350	1,333,961
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	3,188,556
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,662,400
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.650%	03/15/23		887	931,950
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		1,000	1,110,483
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		600	699,444
4.875%	10/01/49		1,010	1,224,014

				10,150,808

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	783,790
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,290,367
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	417,347

				3,491,504

Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		2,500	2,584,504

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,145	$1,382,245
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	430	519,773
1.625%	03/07/31	EUR	200	261,437
1.625%	10/15/50	EUR	395	482,041
2.250%	03/07/39	EUR	200	278,026
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	566,944
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	550	677,029
1.875%	10/01/49	EUR	375	473,424

				7,225,423

Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,410	2,082,636
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29(a)		2,460	2,774,085
5.125%	06/15/39		1,225	1,529,619
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		1,160	1,164,489
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.500%	03/30/25		1,650	1,790,486
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		750	798,045

				10,139,360

Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		985	977,440
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	946,651
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		230	249,227

				2,173,318

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		145	161,663

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Insurance — 0.1%
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.000%(c)	02/12/23		—	(r)	$295
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660		868,758
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420		472,332
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100		1,432,311
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700		867,436
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		3,600		4,207,861
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530		1,972,915

					9,821,908

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27(a)		2,000		2,207,519
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50		1,250		1,218,737
3.975%	04/11/29		2,000		2,238,004

					5,664,260

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		330		379,981
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23		200		212,379
5.125%	08/08/25		900		1,007,565
5.400%	08/08/28		1,100		1,278,343

					2,878,268

Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
1.950%	01/30/28		2,640		2,670,955

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		900		917,275
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51		750		746,370

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.464%	07/23/22	5,700	$5,900,231
5.050%	03/30/29	1,750	2,068,675
5.375%	05/01/47	300	367,867
6.384%	10/23/35	1,525	2,043,649
6.484%	10/23/45	955	1,318,101
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,865	2,108,570
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	651,813
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	700	686,595
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	230	112,807
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	300	194,382
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	53	55,140
5.300%	05/15/49	1,650	2,080,714
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)	300	322,904
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21(a)	600	600,000
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	700	779,938
3.600%	01/13/51	800	906,725

			21,861,756

Mining — 0.1%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30(a)	1,200	1,157,128
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	550	724,186
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	520,879
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	560	775,030
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	4,000	4,368,062
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	250	356,982

			7,902,267

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,425	$1,491,252
7.500%	03/15/25		900	926,783
7.875%	04/15/27		2,025	2,099,203
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)		5,450	5,477,982

				9,995,220

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		1,635	1,641,511
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	449,068
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	2,174,645

				4,265,224

Oil & Gas — 0.9%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26		425	483,306
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		325	339,073
9.000%	11/01/27		53	73,211
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		325	357,514
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		2,050	2,187,417
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29(a)		1,268	1,436,384
5.400%	06/15/47		870	1,080,242
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44		655	879,012
5.250%	11/15/43		500	679,815
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)		125	127,514
ConocoPhillips,
Gtd. Notes, 144A
4.850%	08/15/48		500	658,357
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		500	620,224
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.500%	09/14/47		1,500	1,479,169

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		37	$37,911
5.375%	03/30/28		620	636,878
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	801,566
4.950%	03/23/27		2,000	2,234,449
5.150%	02/11/26		3,000	3,379,158
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,530	1,591,026
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,610	1,792,115
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,335	1,497,302
4.750%	04/19/27		200	228,511
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		250	266,787
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,275	1,435,906
7.500%	05/01/31		1,200	1,512,953
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21		64	63,436
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22		161	159,166
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		1,729	416,459
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		29	6,996
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)		3,000	3,382,673
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60		1,000	1,004,089
5.625%	05/20/43		3,500	4,126,531
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		1,295	1,412,974
5.600%	01/03/31(a)		440	492,669
6.625%	01/16/34	GBP	630	1,003,958
7.375%	01/17/27		335	411,718
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	228,756
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	300	352,948
6.350%	02/12/48		602	512,246
6.490%	01/23/27		393	414,260
6.500%	03/13/27		5,200	5,483,572

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.500%	01/23/29(a)		600	$615,990
6.840%	01/23/30		200	206,119
7.690%	01/23/50		692	666,051
Gtd. Notes, EMTN
2.500%	08/21/21	EUR	400	475,284
3.750%	02/21/24	EUR	300	366,435
4.875%	02/21/28	EUR	730	879,383
Gtd. Notes, MTN
6.750%	09/21/47		15,000	13,239,770
6.875%	08/04/26		140	152,921
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		2,300	2,312,227
3.500%	04/21/30		300	328,137
4.800%	04/21/60		1,000	1,322,338
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,628,692
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		600	599,430
2.250%	07/12/31		400	395,748
3.125%	07/12/41		1,025	1,021,218
3.300%	07/12/51		600	600,000
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26(a)		1,000	1,102,846
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		744	829,157
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		1,662	1,853,410
9.750%	01/06/27		1,453	1,715,873
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31(a)		900	910,471
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70		1,000	970,598
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		1,520	1,542,578
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		550	461,762

				79,484,689

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	08/02/21(oo)		1,696	19,986
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		1,175	1,363,999
4.250%	11/21/49		1,700	2,038,279
4.500%	05/14/35		1,625	1,962,915

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.550%	03/15/35		2,115	$2,563,296
4.850%	06/15/44		165	209,692
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	504,716
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		290	315,206
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		200	186,442
5.250%	01/30/30(a)		125	116,622
5.250%	02/15/31		225	209,986
6.250%	02/15/29		500	494,455
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.129%(c)	12/15/23		700	709,452
Gtd. Notes, 144A
4.250%	12/15/25		500	557,444
4.375%	12/15/28(a)		900	1,032,208
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39		360	435,243
5.000%	08/15/45		596	815,542
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/51		2,130	2,227,913
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		1,250	1,359,331
4.300%	03/25/28		564	647,925
4.780%	03/25/38		90	110,703
5.125%	07/20/45		690	895,579
5.300%	12/05/43		510	674,407
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		600	745,911
Gtd. Notes, 144A
3.125%	01/15/23		600	621,953
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		200	204,056
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		500	515,050
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		750	757,929
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22	EUR	900	1,087,187
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		1,355	1,659,276
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40		830	885,896
4.000%	06/22/50		750	794,748

				26,703,361

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	$1,485,252
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,739,460
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	725	748,467
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	815,768
Sr. Unsec’d. Notes
5.000%	05/15/50	725	837,546
5.300%	04/15/47	270	315,102
6.125%	12/15/45	210	267,329
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	475	470,636
4.900%	05/15/46	2,020	2,499,627
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	754	856,444
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	990	1,002,689
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	900	950,101
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,055	1,021,130
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,983,155
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48	1,145	1,331,294
5.200%	03/01/47	105	128,893
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	1,000	1,045,592
3.400%	09/01/29	1,720	1,833,835
4.550%	07/15/28	300	342,073
4.950%	07/13/47	770	902,247
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	2,010	2,018,346
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	3,800	4,387,977
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	375	408,561
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	95	100,847

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		675	$747,750
4.300%	03/04/24		2,275	2,473,125
4.850%	03/01/48		200	243,430
4.900%	01/15/45		287	347,096

				31,303,772

Real Estate — 0.1%
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23		200	204,270
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	925,118
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		610	647,281
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	238	334,987
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,053,467

				5,165,123

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		1,530	1,715,490
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	788,573
5.300%	01/15/29		1,900	2,218,530
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		870	913,706
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31		2,475	2,493,056
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	213,656
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,965	3,054,168
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		3,100	3,382,963
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		2,175	2,371,260

				17,151,402

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31(a)		530	$504,387
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	976,218
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		625	686,436
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.250%	12/08/23	GBP	1,000	1,469,639
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.614%(c)	10/28/21		1,000	1,001,280
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		900	929,207

				5,567,167

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		3,500	3,675,392

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32(a)		600	683,169
Gtd. Notes, 144A
2.450%	02/15/31		600	590,468
2.600%	02/15/33		300	294,097
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		5,000	5,271,895
Marvell Technology, Inc.,
Gtd. Notes, 144A
1.650%	04/15/26		900	899,666

				7,739,295

Software — 0.1%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		1,230	1,105,614
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	900	1,084,538
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28		2,500	2,567,073
2.875%	03/25/31		300	312,385
3.950%	03/25/51		100	109,271
4.100%	03/25/61		700	775,758
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	111,135

				6,065,774

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	3,900	$4,635,393
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		500	519,772
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43		500	490,163
3.300%	02/01/52		500	486,988
3.500%	06/01/41		2,895	3,013,537
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33		948	939,586
3.550%	09/15/55		2,194	2,198,435
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42		400	400,821
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26(a)		400	390,887
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		200	208,424
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	861,133
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		190	201,985
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)		1,000	1,136,384
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23		300	316,027
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	1,154,653
8.750%	03/15/32(a)		500	759,766
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31(a)		4,080	4,126,502
4.500%	04/15/50		900	1,070,642
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41		1,430	1,514,699
4.522%	09/15/48		1,005	1,240,586

				25,666,383

Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		103	119,830
Sr. Sec’d. Notes, 144A
5.875%	07/05/34(a)		3,901	4,553,526

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes, 144A
3.799%	04/06/71	845	$935,998

			5,609,354

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	2,800	3,063,278
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	511,292

			3,574,570

TOTAL CORPORATE BONDS (cost $726,726,141)			757,701,521

MUNICIPAL BONDS — 0.2%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	335,716

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,747	2,694,153

Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	844,668
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,591,133

			3,435,801

New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	2,175,480
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	5,254,560

			7,430,040

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	2,748,555

Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,757,761

Texas — 0.0%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	1,450	1,464,384

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Utah — 0.0%
Utah State Board of Regents,
Revenue Bonds, Series 2017-01, Class A, 1 Month LIBOR + 0.750% (Cap 25.000%, Floor 0.000%)
0.842%(c)	01/25/57	874	$869,163

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	505,136

TOTAL MUNICIPAL BONDS (cost $17,852,124)			21,240,709

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.3%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
2.712%(cc)	09/25/35	44	42,182
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	5	4,811
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
2.156%(c)	11/25/35	7	7,093
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
1.616%(c)	11/25/35	7	6,937
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.116%(c)	12/25/35	111	101,830
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.116%(c)	02/25/36	9	8,606
Series 2005-81, Class A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.652%(c)	02/25/37	838	735,424
Series 2005-82, Class A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.632%(c)	02/25/36	1,865	1,603,283
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
0.632%(c)	08/25/35	1,374	934,888
Series 2006-02CB, Class A14
5.500%	03/25/36	20	13,136
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,087	506,646
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.472%(c)	09/25/46	36	34,952
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.273%(c)	02/20/47	1,244	969,212
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	02/25/47	70	65,568
Series 2007-04CB, Class 1A35
6.000%	04/25/37	849	855,273
Series 2007-16CB, Class 5A1
6.250%	08/25/37	21	16,256

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.816%(c)	02/25/47		1,344	$759,902
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		1,365	1,372,944
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.949%(c)	09/20/48	GBP	1,629	2,257,263
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.282%(c)	03/27/36		648	644,325
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.222%(c)	02/27/37		1,101	1,087,823
Banc of America Funding Trust,
Series 2006-08T02, Class A10
5.753%(cc)	10/25/36		13	12,935
Series 2006-J, Class 4A1
3.348%(cc)	01/20/47		366	349,566
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%
0.257%(c)	09/29/36		914	906,849
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
2.474%(cc)	06/25/35		10	9,711
Series 2005-H, Class 2A1
3.035%(cc)	09/25/35		9	9,105
Series 2005-H, Class 2A5
3.035%(cc)	09/25/35		111	108,610
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A
0.000%(cc)	10/25/37	EUR	154	181,679
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
13.867%(cc)	02/26/36		367	189,141
Series 2011-RR05, Class 12A2, 144A
4.824%(cc)	03/26/37		733	1,129,013
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
2.485%(cc)	08/25/33		2	2,042
Series 2003-09, Class 2A1
2.893%(cc)	02/25/34		20	20,489
Series 2004-02, Class 22A
2.721%(cc)	05/25/34		3	3,376
Series 2004-10, Class 13A1
2.756%(cc)	01/25/35		27	27,412
Series 2004-10, Class 22A1
4.341%(cc)	01/25/35		17	17,721
Series 2005-01, Class 2A1
2.855%(cc)	03/25/35		16	15,879
Series 2005-04, Class 3A1
3.171%(cc)	08/25/35		148	147,455
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
3.008%(cc)	09/25/35		88	68,711

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-09, Class 24A1
3.133%(cc)	11/25/35	51	$44,484
Series 2005-10, Class 24A1
2.667%(cc)	01/25/36	84	83,844
Series 2006-02, Class 23A1
3.326%(cc)	03/25/36	105	90,281
Series 2006-04, Class 21A1
2.715%(cc)	08/25/36	109	80,867
Series 2006-05, Class 2A2
3.389%(cc)	08/25/36	157	102,439
Series 2006-06, Class 32A1
3.089%(cc)	11/25/36	250	166,871
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.320%)
0.412%(c)	02/25/34	35	33,965
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
0.252%(c)	12/25/46	1,261	1,231,694
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.227%(cc)	01/26/36	467	388,906
Series 2007-R06, Class 2A1
2.986%(cc)	12/26/46	343	304,943
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.942%(c)	10/25/28	246	246,224
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.542%(c)	04/25/29	229	228,709
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.192%(c)	07/25/29	370	370,540
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	07/25/29	1,200	1,203,059
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	10/25/29	446	446,351
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.092%(c)	10/25/29	1,600	1,600,998
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.492%(c)	06/25/30	36	35,836
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.392%(c)	08/26/30	26	26,465
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	08/26/30	225	229,330
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	06/25/30	361	360,891

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.692%(c)	06/25/30	335	$339,167
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.227%(c)	09/15/21^	2,523	2,516,068
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.846%(c)	08/29/22	3,279	3,280,647
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.059%(cc)	07/25/37	70	65,600
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.092%(c)	02/25/49	680	680,182
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
2.376%(cc)	03/25/34	15	15,246
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
2.530%(c)	10/25/35	223	225,433
Series 2011-12, Class 3A2, 144A
3.041%(cc)	09/25/47	339	325,751
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	80	80,951
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	17	17,280
Series 2005-10, Class 1A2A
2.911%(cc)	12/25/35	29	20,162
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	06/25/39	276	277,028
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	10/25/39	44	44,666
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.142%(c)	01/25/40	862	866,010
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.992%(cc)	08/25/34	14	13,977
Series 2004-12, Class 12A1
2.958%(cc)	08/25/34	18	17,320
Series 2004-22, Class A3
2.800%(cc)	11/25/34	328	331,126
Series 2004-HYB05, Class 2A1
2.915%(cc)	04/20/35	4	4,098
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.640%)
0.732%(c)	03/25/35	274	242,511
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.692%(c)	05/25/35	338	285,685

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-HYB06, Class 5A1
2.343%(cc)	10/20/35		12	$11,681
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)
2.109%(c)	02/20/36		154	154,212
Series 2007-18, Class 1A1
6.000%	11/25/37		100	76,865
Credit Suisse First Boston Mortgage-Backed Trust,
Series 2004-AR06, Class 9A2, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.832%(c)	10/25/34		4	3,829
Credit Suisse Mortgage Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37		173	72,139
Series 2010-18R, Class 4A4, 144A
2.561%(cc)	04/26/38		270	271,153
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		497	500,084
Series 2019-RPL09, Class A1, 144A
2.980%(cc)	10/27/59		1,543	1,554,803
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2003-03, Class 3A1
5.000%	10/25/18		3	3,246
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.150% (Cap 10.500%, Floor 0.150%)
0.242%(c)	03/25/37		820	819,959
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
0.192%(c)	10/25/36		4	3,326
Series 2006-AB04, Class A6A2
6.386%	10/25/36		32	31,699
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.792%(c)	11/25/28		516	516,540
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.892%(c)	04/25/29		180	181,065
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.168%(c)	10/25/33		435	440,471
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.718%(c)	10/25/33		670	683,241
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.281%(c)	06/15/40	GBP	732	971,212
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.244%(c)	12/10/44	GBP	281	386,234
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.034%(c)	06/13/45	GBP	337	466,446

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.034%(c)	06/13/45	GBP	112	$155,462
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.492%(c)	05/25/30		367	371,876
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		42	47,099
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	12/25/36		22	21,638
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
0.392%(c)	12/25/45		1,037	1,046,679
Series 2018-16, Class MB
3.500%	07/25/46		2,817	2,906,135
FHLMC Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		62	72,956
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.442%(c)	03/25/29		31	31,398
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.018%(c)	11/25/50		370	387,203
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.942%(c)	02/25/50		1,030	1,038,385
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.192%(c)	06/25/50		160	167,518
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	06/25/50		330	331,469
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.092%(c)	08/25/50		1,280	1,371,257
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.842%(c)	08/25/50		480	484,980
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.192%(c)	03/25/50		80	81,250
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.692%(c)	07/25/50		1,133	1,146,799
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.342%(c)	09/25/50		255	269,201
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.242%(c)	09/25/50		149	150,713

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.518%(c)	10/25/33	655	$679,707
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.167%(c)	12/25/33	250	251,258
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	09/25/48	2	2,456
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.742%(c)	01/25/49	98	98,949
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
2.933%(cc)	03/25/35	206	159,232
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
2.806%(cc)	05/25/37	133	76,660
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	189	214,103
Series 4289, Class WZ
3.000%	01/15/44	790	840,825
Series 4768, Class VB
3.500%	06/15/38	1,300	1,324,622
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.460%(c)	07/15/44	547	551,365
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.523%(c)	09/15/42	293	296,261
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	3,295	3,302,159
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
0.757%(c)	01/20/64	1,064	1,072,007
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.607%(c)	07/20/64	1,580	1,586,695
Series 2015-142, Class DZ
4.000%	10/20/45	2,508	2,801,919
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.787%(c)	08/20/61	12	12,595
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.107%(c)	01/20/66	1,754	1,796,030
Series 2017-121, Class PE
3.000%	07/20/46	53	53,871
Series 2017-133, Class EC
3.000%	05/20/47	29	30,144

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.029%(c)	04/20/67		5,261	$5,338,349
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
0.599%(c)	08/20/68		1,022	1,012,391
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.230%(c)	06/18/38	GBP	21	29,329
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.210%(c)	03/18/39	GBP	37	50,030
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
2.549%(cc)	10/25/33		86	87,504
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.480% (Cap 10.500%, Floor 0.480%)
0.572%(c)	08/25/45		1,037	994,532
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	01/26/37		693	687,800
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
1.840%(c)	03/25/33		4	4,028
Series 2005-AR01, Class 1A1
2.678%(cc)	01/25/35		4	4,199
Series 2005-AR02, Class 2A1
2.635%(cc)	04/25/35		72	71,194
Series 2005-AR03, Class 6A1
2.869%(cc)	05/25/35		109	106,926
Series 2006-AR01, Class 2A1
2.927%(cc)	01/25/36		45	45,972
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
2.187%(cc)	04/19/34		31	29,498
Series 2005-04, Class 3A1
2.659%(cc)	07/19/35		16	13,938
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.680% (Cap 11.000%, Floor 0.680%)
0.773%(c)	06/20/35		1,075	1,054,584
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.993%(c)	06/20/35		612	603,508
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 11.000%, Floor 0.620%)
0.713%(c)	11/19/35		317	286,907
Hawksmoor Mortgage Funding PLC (United Kingdom),
Series 2019-01X, Class A, 3 Month SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.099%(c)	05/25/53	GBP	1,651	2,294,371

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.099%(c)	05/25/53	GBP	5,424	$7,538,647
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.692%(c)	10/25/28		65	65,128
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.742%(c)	05/25/29		163	162,877
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
0.752%(c)	10/25/35		27	27,216
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65		1,372	1,380,107
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.252%(c)	03/25/37		439	434,103
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
2.924%(cc)	11/25/35		4	3,754
Series 2007-AR01, Class 1A2
3.043%(cc)	03/25/37		466	442,288
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.932%(c)	05/25/34		327	319,153
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.480%)
0.572%(c)	07/25/35		1,755	1,700,625
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 10.500%, Floor 0.620%)
0.712%(c)	10/25/36		918	546,642
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.282%(c)	09/25/46		160	149,051
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
1.923%(cc)	11/25/33		2	2,505
Series 2005-A02, Class 7CB1
2.777%(cc)	04/25/35		8	8,660
Series 2005-A06, Class 2A1
2.979%(cc)	08/25/35		9	9,500
Series 2005-ALT01, Class 3A1
2.618%(cc)	10/25/35		41	35,569
Series 2006-A01, Class 3A2
2.662%(cc)	02/25/36		15	12,227
Series 2006-A07, Class 2A2
3.092%(cc)	01/25/37		489	457,569
Series 2007-A01, Class 1A1
3.179%(cc)	07/25/35		10	10,211
Series 2007-S03, Class 1A90
7.000%	08/25/37		165	121,967

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59		819	$821,169
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		4,483	4,538,075
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		176	177,651
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		865	872,808
Lehman XS Trust,
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.272%(c)	07/25/37		1,019	974,851
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.242%(c)	12/25/37		1,380	1,427,779
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B
0.000%(cc)	01/01/61	EUR	2,602	2,990,984
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.731%(c)	12/15/49	GBP	1,277	1,751,323
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
2.079%(cc)	12/25/33		27	26,661
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
1.882%(cc)	02/25/33		22	21,810
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
2.043%(cc)	06/25/36		37	38,306
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.327%(c)	01/23/23		505	505,016
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23		480	480,230
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23		935	935,448
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	12/11/21		9,430	9,441,712
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	11/15/21		4,600	4,594,150
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		227	246,296
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	01/25/48		320	320,960
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		5,198	5,416,256

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,962	$2,028,326
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB
0.000%(cc)	12/01/50	EUR	429	497,388
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.240%(c)	12/01/50	GBP	2,565	3,425,097
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.052%(c)	12/15/50	EUR	1,612	1,890,151
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.081%(c)	12/15/50	GBP	826	1,127,563
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.331%(c)	12/15/50	GBP	206	278,124
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.642%(c)	07/25/28		136	136,357
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	07/25/29		46	45,885
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.842%(c)	07/25/30		193	193,882
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.742%(c)	06/25/57		97	97,104
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.907%(c)	12/25/22		3,163	3,177,642
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	06/25/29		42	41,941
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.542%(c)	01/25/30		200	200,406
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	10/25/30		625	627,979
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.692%(c)	10/25/30		520	526,849
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
0.512%(c)	11/25/34		704	646,854
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.432%(c)	01/25/36		852	830,096

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		51	$51,076
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.452%(c)	06/25/46		492	157,185
Series 2006-QS06, Class 1A1
6.000%	06/25/36		501	478,754
Series 2007-QH08, Class A
1.023%(cc)	10/25/37		405	389,105
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	02/25/47		1,336	676,224
Series 2007-QS03, Class A3
6.250%	02/25/37		1,906	1,863,125
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.542%(c)	04/25/35		180	111,362
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.299%(c)	06/20/70	GBP	4,055	5,670,380
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.930%(c)	12/05/59		192	192,467
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.010%(c)	09/05/57		761	763,091
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.241%(c)	12/15/43	GBP	1,136	1,520,013
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
0.301%(c)	12/15/43	GBP	550	719,840
RFMSI Trust,
Series 2005-SA04, Class 1A21
3.148%(cc)	09/25/35		167	125,914
Series 2006-SA01, Class 2A1
4.754%(cc)	02/25/36		29	25,504
Ripon Mortgages PLC (United Kingdom),
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.881%(c)	08/20/56	GBP	1,586	2,197,594
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.234%(c)	06/12/44	GBP	1,654	2,204,417
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.493%(c)	07/20/36		42	40,845

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Stanlington No. 1 PLC (United Kingdom),
Series 2017-01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.084%(c)	06/12/46	GBP	1,018	$1,411,104
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.891%(c)	06/20/22		2,320	2,321,044
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.948%(c)	07/20/60	GBP	3,452	4,786,224
Stratton Mortgage Funding PLC (United Kingdom),
Series 2019-01, Class A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.249%(c)	05/25/51	GBP	1,384	1,924,182
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
2.537%(cc)	02/25/34		47	47,212
Series 2004-18, Class 3A1
2.491%(cc)	12/25/34		1,439	1,476,650
Series 2005-01, Class 2A
2.673%(cc)	02/25/35		1,256	1,259,423
Series 2005-18, Class 6A1
2.961%(cc)	09/25/35		97	94,060
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)
0.753%(c)	10/19/34		4	4,300
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.593%(c)	07/19/35		54	52,707
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
0.532%(c)	05/25/36		81	79,312
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.492%(c)	08/25/36		49	309,802
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.212%(c)	08/25/36		1,578	1,474,598
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
0.312%(c)	09/25/47		282	255,356
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.372%(c)	01/25/36		405	377,523
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.382%(c)	10/25/36		880	788,753
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%	09/25/36		284	18,839

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.494%(c)	06/25/47		36	$36,493
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.949%(c)	07/20/45	GBP	6,470	8,974,336
Series 2019-V2A, Class A, 144A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.249%(c)	02/20/54	GBP	1,326	1,845,726
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.111%(c)	10/20/51	GBP	3,878	5,397,029
Wachovia Mortgage Loan Trust LLC Trust,
Series 2007-A, Class 3A1
2.712%(cc)	03/20/37		16	15,345
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.316%(c)	11/25/42		1	596
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.542%(c)	04/25/35		390	310,937
Series 2005-AR10, Class 3A1
2.022%(cc)	08/25/35		1	982
Series 2005-AR14, Class 1A2
2.888%(cc)	12/25/35		2,064	2,088,482
Series 2005-AR16, Class 1A3
2.724%(cc)	12/25/35		216	219,962
Series 2006-01, Class 2CB2
7.000%	02/25/36		1,046	888,671
Series 2006-AR02, Class 2A1
3.183%(cc)	03/25/36		113	113,049
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
1.056%(c)	07/25/46		29	19,756
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
1.096%(c)	06/25/46		23	22,728
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.843%(c)	07/25/46		160	156,028
Series 2006-AR10, Class 1A2
3.029%(cc)	09/25/36		27	26,601
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.843%(c)	10/25/46		12	11,911
Series 2006-AR14, Class 1A3
2.611%(cc)	11/25/36		1,845	1,834,300
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.843%(c)	11/25/46		48	47,436
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
0.846%(c)	01/25/47		71	70,324

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-HY01, Class 3A3
3.115%(cc)	02/25/37		2,538	$2,519,997
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
0.866%(c)	02/25/47		352	321,166
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
0.886%(c)	04/25/47		2,657	2,437,087

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $197,636,898)				203,257,649

SOVEREIGN BONDS — 4.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49		1,000	1,019,614
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30		300	325,778
3.875%	04/16/50		1,000	1,152,706
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30		1,100	1,194,519
3.875%	04/16/50		5,000	5,763,529
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		1,000	1,026,302
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
34.069%(c)	10/04/22	ARS	27	125
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		7,229	2,596,179
0.125%(cc)	01/09/38		439	165,286
0.125%(cc)	07/09/41		9,070	3,237,036
Australia Government Bond (Australia),
Bonds, Series 155
2.500%	05/21/30	AUD	1,700	1,396,521
Bonds, Series 163
1.000%	11/21/31	AUD	1,700	1,210,955
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,800	1,195,465
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	2,650	2,390,485
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	3,120	3,507,298
Sr. Unsec’d. Notes, Series 27CI
0.750%	11/21/27	AUD	7,800	6,900,046
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	626,962
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,300	2,346,652
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	465,059

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
36.104%(c)	04/03/22	ARS	9,899	$56,787
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		766	828,834
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		450	481,372
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	1,917	1,994,848
China Government Bond (China),
Bonds, Series 1725
3.820%	11/02/27	CNH	200	32,604
Bonds, Series INBK
2.850%	06/04/27	CNH	200	30,594
3.280%	12/03/27	CNH	12,000	1,880,876
Unsec’d. Notes, Series INBK
3.020%	10/22/25	CNH	26,800	4,160,639
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		580	616,279
5.625%	02/26/44		2,000	2,262,697
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23	EUR	882	1,075,026
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		5,000	5,500,058
5.950%	01/25/27		2,000	2,251,153
6.400%	06/05/49		2,000	2,156,758
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		200	199,727
5.875%	01/30/60		1,000	999,199
5.950%	01/25/27		100	112,558
6.000%	07/19/28		500	568,328
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30(v)		916	785,729
0.500%(cc)	07/31/35		1,981	1,357,856
0.500%(cc)	07/31/40		748	462,968
6.608%(s)	07/31/30(v)		223	123,913
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	377	466,026
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	3,000	3,570,488
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,243,949
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27(a)		1,300	1,183,331
European Union (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	07/06/26	EUR	1,100	1,330,122
0.700%	07/06/51	EUR	400	480,768

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/31	EUR	1,700	$2,011,914
0.250%	04/22/36	EUR	500	581,963
0.750%	01/04/47	EUR	100	122,037
French Republic Government Bond OAT (France),
Bonds, 144A
0.500%	05/25/72	EUR	800	732,964
0.750%	05/25/52	EUR	9,500	10,770,319
Bonds, Series OATe
0.250%	07/25/24	EUR	8,870	11,239,592
Bonds, Series OATe, 144A
0.100%	03/01/26	EUR	6,089	7,854,781
Bonds, Series OATi, 144A
2.100%	07/25/23	EUR	3,922	5,024,846
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	500	689,135
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		3,000	3,033,302
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		390	391,949
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		500	549,941
5.750%	06/06/22		4,000	4,173,534
6.125%	06/01/50		500	609,127
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	578,300
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	800	1,006,332
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	340	394,084
1.450%	09/18/26	EUR	330	407,424
3.375%	07/30/25	EUR	1,625	2,155,415
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	600	711,987
3.750%	06/14/28	EUR	875	1,230,830
4.750%	07/18/47		3,000	3,573,446
Israel Government Bond (Israel),
Bonds, Series 0122
5.500%	01/31/22	ILS	5,800	1,836,607
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,787,482
Bonds, Series 0722
0.750%	07/31/22	ILS	1,000	309,162
Israel Government Bond - FRN (Israel),
Bonds, Series 1121, MAKAM 5 DAY + 0.000%
0.020%(c)	11/30/21	ILS	41,700	12,790,605
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50		1,000	1,157,779
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
1.450%	11/15/24	EUR	1,300	1,624,492

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
1.850%	07/01/25	EUR	5,600	$7,139,718
2.150%	03/01/72	EUR	1,000	1,161,593
Sr. Unsec’d. Notes, Series CPI, 144A
0.400%	05/15/30	EUR	11,027	14,129,605
2.350%	09/15/24	EUR	8,347	11,090,651
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	21,294	27,280,087
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	1,658,258
6.375%	03/03/28		400	440,647
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,700	2,013,599
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,600	2,340,408
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,992,191
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26	MYR	4,000	1,017,361
Bonds, Series 0307
3.502%	05/31/27	MYR	2,300	571,723
Bonds, Series 0318
4.642%	11/07/33	MYR	9,000	2,341,651
Bonds, Series 0419
3.828%	07/05/34	MYR	4,500	1,080,285
Bonds, Series 0513
3.733%	06/15/28	MYR	21,600	5,438,568
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	568,658
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, EMTN
3.750%	04/19/71		400	366,296
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		5,000	5,966,235
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.000%	12/15/50		1,000	926,953
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
1.500%	05/15/31	NZD	1,300	886,500
New Zealand Government Inflation Linked Bond (New Zealand),
Bonds, Series 0925
2.000%	09/20/25	NZD	5,200	4,520,936
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	1,700	1,599,086
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		1,000	1,036,407
7.625%	11/21/25		2,000	2,256,359
7.875%	02/16/32		1,000	1,076,437
8.747%	01/21/31		1,000	1,134,016
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,600	1,695,186

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	$1,495,671
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		6,000	6,303,558
6.250%	01/25/31		900	966,855
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	1,017,364
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		3,000	3,403,094
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,700	1,954,437
5.400%	03/30/50		1,100	1,285,282
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	7,300	1,934,501
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26	PEN	4,100	1,338,250
Sr. Unsec’d. Notes
2.780%	12/01/60		300	267,303
5.940%	02/12/29	PEN	10,300	2,923,038
5.940%	02/12/29	PEN	4,900	1,392,578
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	27,100	7,690,711
6.150%	08/12/32	PEN	1,900	516,950
6.350%	08/12/28	PEN	3,900	1,132,272
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41(a)		3,000	3,238,070
9.500%	02/02/30(a)		1,000	1,582,849
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23(d)		295	127,985
9.950%	06/09/21(d)		1,300	606,463
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.375%	03/14/24		5,000	5,362,613
3.750%	04/16/30		6,000	6,790,904
3.875%	04/23/23		700	743,727
4.400%	04/16/50		6,600	8,035,393
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,334,999
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	208,218
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	3,340	5,967,065
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,725	4,691,410
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,299,939
4.850%	09/27/27		1,500	1,609,960

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.850%	09/30/29		200	$212,210
5.750%	09/30/49(a)		2,000	2,043,130
5.875%	09/16/25		4,900	5,530,869
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	2,000	2,786,408
Sr. Unsec’d. Notes, EMTN
4.625%	04/03/49	EUR	1,000	1,507,983
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	500	590,039
2.625%	12/02/40	EUR	300	353,514
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	800	946,945
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	3,000	3,673,941
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31	RUB	70,400	1,060,350
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36	EUR	3,600	4,333,605
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		6,400	7,071,879
4.000%	04/17/25		4,000	4,417,539
4.500%	10/26/46		8,000	9,364,977
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	102	121,894
3.125%	05/15/27	EUR	201	265,176
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,300	1,511,308
2.125%	12/01/30		1,070	1,014,224
3.125%	05/15/27	EUR	600	791,570
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31	EUR	1,600	1,901,334
0.850%	07/30/37	EUR	3,500	4,088,801
1.250%	10/31/30	EUR	2,000	2,568,928
1.450%	04/30/29	EUR	2,000	2,610,827
1.450%	10/31/71	EUR	1,000	1,046,525
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	350,045
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,400	2,735,505
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24		700	738,061
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,364,740
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	1,500	1,396,114
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.750%	01/26/26		2,000	1,965,597

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
5.750%	05/11/47(a)		3,000	$2,558,551
6.000%	01/14/41		2,300	2,079,972
7.250%	12/23/23		3,000	3,236,517
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	1,000	1,106,563
7.375%	09/25/32		1,600	1,680,099
7.750%	09/01/21		150	151,313
7.750%	09/01/22		3,015	3,165,969
7.750%	09/01/23		7,000	7,543,166
8.994%	02/01/24		200	221,794
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,220	1,350,007
7.750%	09/01/22		855	897,812
8.994%	02/01/24		200	221,794
9.750%	11/01/28		200	238,134
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	1,100	1,294,453
1.750%	01/22/49	GBP	1,200	1,861,108
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
1.250%	11/22/27	GBP	3,615	6,463,830
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		400	517,059
5.100%	06/18/50(a)		2,000	2,619,533
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	82,737

TOTAL SOVEREIGN BONDS
(cost $426,027,283)				438,688,675

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Federal Home Loan Mortgage Corp.
2.500%	02/01/51		879	913,204
6.250%	07/15/32		820	1,205,027
6.750%	03/15/31		600	881,809
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
2.000%(c)	03/01/35		4	4,015
Federal National Mortgage Assoc.
2.500%	TBA		4,100	4,223,481
3.000%	10/01/49		2,187	2,339,975
3.000%	05/01/51		1,397	1,487,367
3.500%	TBA		5,700	6,003,369
3.500%	10/01/34		379	404,936
3.500%	05/01/49		448	482,670
3.500%	02/01/50		809	863,013
3.500%	01/01/59		1,631	1,772,044
4.000%	TBA		127,800	136,196,859
6.250%	05/15/29		555	755,762
6.625%	11/15/30		515	745,089
7.125%	01/15/30		765	1,114,549
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.516%, Floor 1.200%)
1.328%(c)	11/01/42		16	16,632

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.492%, Floor 1.200%)
1.328%(c)	03/01/44	18	$18,658
Government National Mortgage Assoc.
4.000%	02/20/49	475	502,463

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $160,073,492)			159,930,922

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bonds
1.375%	11/15/40(a)(h)	3,100	2,784,672
1.625%	11/15/50	1,900	1,705,844
1.875%	02/15/41(a)(h)	7,900	7,735,828
1.875%	02/15/51	610	582,073
2.250%	05/15/41	8,720	9,074,250
2.500%	02/15/46	6,800	7,364,187
2.500%	05/15/46(k)	1,685	1,824,802
3.000%	11/15/44(k)	657	773,340
3.000%	05/15/45(k)	170	200,414
3.125%	02/15/43(k)	750	895,547
3.375%	11/15/48(k)	1,550	1,978,188
3.625%	02/15/44(h)(k)	10,115	13,065,735
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22(h)(k)	3,080	3,147,257
0.125%	04/15/22	36,327	37,252,117
0.125%	07/15/22	14,878	15,414,513
0.125%	01/15/23	7,723	8,066,534
0.125%	07/15/24	34,078	36,648,324
0.125%	10/15/24	13,323	14,361,442
0.125%	04/15/25	49,833	53,804,039
0.125%	10/15/25(k)	1,750	1,905,077
0.125%	04/15/26	23,564	25,646,395
0.125%	07/15/26	34,476	37,775,829
0.125%	01/15/30	36,568	40,153,052
0.125%	07/15/30	21,769	24,025,555
0.125%	01/15/31	50,740	55,855,329
0.125%	02/15/51	2,749	3,014,764
0.250%	07/15/29	7,413	8,248,008
0.250%	02/15/50(h)	6,087	6,879,873
0.375%	07/15/23	32,892	34,982,469
0.375%	07/15/25	10,730	11,787,265
0.375%	01/15/27	24,908	27,585,470
0.375%	07/15/27	37,839	42,220,716
0.500%	04/15/24	38,225	41,204,474
0.500%	01/15/28(k)	40,499	45,416,247
0.625%	07/15/21(k)	10,045	10,082,433
0.625%	04/15/23(k)	16,353	17,293,378
0.625%	01/15/24	60,088	64,715,279
0.625%	01/15/26	11,127	12,362,704
0.625%	02/15/43	9,966	11,894,323
0.750%	07/15/28	26,321	30,212,213
0.750%	02/15/42	20,860	25,382,902
0.750%	02/15/45	15,718	19,353,657
0.875%	01/15/29	43,220	50,026,790
1.000%	02/15/46	21,640	28,260,439
1.375%	02/15/44	22,172	30,557,629
2.000%	01/15/26	6,146	7,234,788
2.125%	02/15/40	8,983	13,373,950

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.125%	02/15/41		21,475	$32,339,493
2.500%	01/15/29(h)(k)		13,559	17,468,741
3.375%	04/15/32(h)		915	1,349,837
3.875%	04/15/29(h)(k)		7,781	10,947,668
U.S. Treasury Notes
1.375%	01/31/25		1,300	1,335,852
1.500%	02/15/30(k)		260	262,600
1.625%	05/15/31(a)		2,775	2,818,359
2.000%	02/15/25(k)		245	257,231
3.000%	09/30/25(k)		1,510	1,652,978
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40(k)		3,795	2,528,122
2.027%(s)	05/15/39		1,055	726,714
2.049%(s)	02/15/39(k)		685	474,791
2.056%(s)	11/15/38(k)		535	375,357
2.131%(s)	11/15/28(k)		495	447,356
2.335%(s)	08/15/44		1,220	732,477
2.364%(s)	05/15/45		1,640	970,163
2.377%(s)	08/15/45		595	350,004
2.387%(s)	05/15/43		1,995	1,233,939
2.392%(s)	11/15/43(k)		972	592,806
2.419%(s)	05/15/44		3,460	2,092,759
2.421%(s)	11/15/40		375	248,247
2.856%(s)	05/15/31		40	34,020

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,008,074,325)				1,023,369,628

TOTAL LONG-TERM INVESTMENTS (cost $6,494,241,376)				8,026,908,553

			Shares

SHORT-TERM INVESTMENTS — 20.0%
AFFILIATED MUTUAL FUNDS — 17.1%
PGIM Core Ultra Short Bond Fund(wd)1,290,420,985.				1,290,420,985
PGIM Institutional Money Market Fund
(cost $221,611,696; includes $221,594,867 of cash collateral for securities on loan)(b)(wd)			221,734,529	221,601,488

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,512,032,681)				1,512,022,473

Interest Rate	Maturity Date		Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Bank of Israel Bills - Makam, Series 0212
(0.031)%	02/02/22	ILS	17,300	5,305,974
Bank of Israel Bills - Makam, Series 0412
0.011%	04/06/22	ILS	1,500	460,056
Bank of Israel Bills - Makam, Series 0622
0.005%	06/08/22	ILS	5,300	1,625,529
Israel Treasury Bills, Series 1121
(0.016)%	11/30/21	ILS	8,800	2,699,262

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FOREIGN TREASURY OBLIGATIONS(n) (continued)
Letras de la Nacion Argentina Con Ajuste por CER
(3.487)%	09/13/21	ARS	31,303	$239,828

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $10,317,400)				10,330,649

REPURCHASE AGREEMENTS — 2.1%
Bank of America Securities, Inc. 0.04%, dated 06/30/21, due 07/02/21 in the amount of $73,300,081, collateralized by a U.S. Treasury Security (coupon rate 1.875%, maturity date 02/15/41) with the aggregate value, including accrued interest, of $73,773,829			73,300	73,300,000
Bank of America Securities, Inc. 0.04%, dated 06/30/21, due 07/02/21 in the amount of $114,900,128, collateralized by a U.S. Treasury Security (coupon rate 1.375%, maturity date 11/15/40) with the aggregate value, including accrued interest, of $71,568,804			114,900	114,900,000

TOTAL REPURCHASE AGREEMENTS (cost $188,200,000)				188,200,000

Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.0%
Federal Home Loan Bank
0.045%	09/24/21		2,000	1,999,721

(cost $1,999,788)

U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Cash Management Bills
0.005%	09/07/21(h)		445	444,962
U.S. Treasury Bills
0.006%	08/12/21(h)(k)		3,443	3,442,769
0.011%	08/26/21(h)		181	180,987
0.025%	12/09/21(k)		53,000	52,987,754
0.035%	07/13/21		2,000	1,999,972

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,063,021)				59,056,444

OPTIONS PURCHASED*~ — 0.0%
(cost $1,482,040)				1,936,863

TOTAL SHORT-TERM INVESTMENTS
(cost $1,773,094,930)				1,773,546,150

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—110.7%
(cost $8,267,336,306)				9,800,454,703

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $3,398,263)	$(2,982,273)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—110.7%
(cost $8,263,938,043)	9,797,472,430
Liabilities in excess of other assets(z) — (10.7)%	(945,875,032)

NET ASSETS — 100.0%	$8,851,597,398

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,539,721 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $215,868,270; cash collateral of $221,594,867 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Canadian Government Bond	2.750%	12/01/48	07/22/21	CAD	(2,500)	$(2,420,254)
Federal National Mortgage Assoc.	2.000%	TBA	08/12/21		(29,000)	(29,224,297)
Federal National Mortgage Assoc.	2.500%	TBA	08/12/21		(10,800)	(11,149,313)
Federal National Mortgage Assoc.	3.000%	TBA	08/12/21		(11,600)	(12,083,711)
Federal National Mortgage Assoc.	3.500%	TBA	07/19/21		(800)	(854,313)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $55,366,105)						$(55,731,888)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2 Year Euro Schatz	Call	08/27/21	114.30	1,185	EUR	1,185	$7,026
2 Year U.S. Treasury Notes Futures	Call	08/27/21	$110.63	333		666	—
5 Year U.S. Treasury Notes Futures	Put	08/27/21	$115.50	600		600	—
5 Year U.S. Treasury Notes Futures	Put	08/27/21	$116.75	583		583	4,555

Total Exchange Traded (cost $21,242)							$11,581

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/21	$99.66	—		700	$7
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/21	$99.66	—		400	4
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	08/05/21	$100.16	—		300	741
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	08/05/21	$100.47	—		300	1,036
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/05/21	$103.23	—		500	1,825
France Government OAT Bond	Put	BNP Paribas S.A.	05/23/25	97.00	—	EUR	1,600	224,754

Total OTC Traded (cost $135,795)								$228,367

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Bank of America, N.A.	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	29	$(254)
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Morgan Stanley Capital Services LLC	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	44	(408)
5-Year Interest Rate Swap, 08/26/26	Call	Morgan Stanley Capital Services LLC	08/24/21	0.70%	0.70%(S)	3 Month LIBOR(Q)	37,600	18,012
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$112.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	12,840	7

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	07/21/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		21,200	$183
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		10,450	17
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		21,200	312
10-Year Interest Rate Swap, 07/19/31	Put	Bank of America, N.A.	07/15/21	1.60%	3 Month LIBOR(Q)	1.60%(S)		3,800	3,073
10-Year Interest Rate Swap, 08/10/31	Put	Bank of America, N.A.	08/06/21	1.65%	3 Month LIBOR(Q)	1.65%(S)		3,700	8,414
10-Year Interest Rate Swap, 01/27/32	Put	Citibank, N.A.	01/25/22	0.40%	6 Month EURIBOR(S)	0.40%(A)	EUR	10,900	77,511
10-Year Interest Rate Swap, 01/27/32	Put	Goldman Sachs Bank USA	01/25/22	0.40%	6 Month EURIBOR(S)	0.40%(A)	EUR	12,000	85,334
30-Year Interest Rate Swap, 11/04/52	Put	Morgan Stanley Capital Services LLC	11/02/22	0.19%	6 Month EURIBOR(S)	0.19%(A)	EUR	2,400	358,865
30-Year Interest Rate Swap, 11/04/52	Put	BNP Paribas S.A.	11/02/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	2,500	370,723
30-Year Interest Rate Swap, 11/08/52	Put	Barclays Bank PLC	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	1,610	238,295
30-Year Interest Rate Swap, 11/08/52	Put	BNP Paribas S.A.	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	3,190	472,149
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$108.00	CDX.NA.HY.36.V1(Q)	5.00%(Q)		12,840	42,108
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.58%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		21,200	3,302
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.55%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		10,450	7,353

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.58%	CDX.NA.IG.36.V1(Q)	1.00	%(Q)	21,200	$11,919

Total OTC Swaptions (cost $1,325,003)									$1,696,915

Total Options Purchased (cost $1,482,040)									$1,936,863

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Brent Crude Oil Futures	Call	07/27/21	$73.50	12	12	$(36,360)
Brent Crude Oil Futures	Call	07/27/21	$74.00	12	12	(32,640)
Brent Crude Oil Futures	Call	07/27/21	$75.00	12	12	(25,920)
Brent Crude Oil Futures	Call	07/27/21	$76.00	12	12	(20,040)
Brent Crude Oil Futures	Call	08/25/21	$78.50	12	12	(17,160)
Brent Crude Oil Futures	Call	08/25/21	$79.50	12	12	(13,920)
Brent Crude Oil Futures	Call	08/25/21	$80.00	12	12	(12,600)
Brent Crude Oil Futures	Call	10/26/21	$80.00	26	26	(53,040)
California Carbon Allowance Vintage 2021 Futures	Call	12/15/21	$25.00	3	3	(766)
Natural Gas Futures	Call	07/27/21	$3.75	1	10	(1,338)
Natural Gas Futures	Call	07/27/21	$4.00	2	20	(1,338)
WTI Crude Oil Futures	Call	07/15/21	$70.00	24	24	(101,520)
WTI Crude Oil Futures	Call	07/15/21	$71.00	12	12	(41,520)
WTI Crude Oil Futures	Call	07/15/21	$71.50	24	24	(74,160)
WTI Crude Oil Futures	Call	08/17/21	$76.00	12	12	(21,240)
WTI Crude Oil Futures	Call	08/17/21	$77.00	12	12	(17,400)
WTI Crude Oil Futures	Call	08/17/21	$77.50	36	36	(46,800)
WTI Crude Oil Futures	Call	11/16/21	$40.00	1	1	(30,360)
Brent Crude Oil Futures	Put	10/26/21	$50.00	26	26	(11,180)

Total Exchange Traded (premiums received $324,051)						$(559,302)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Bloomberg Commodity Index	Call	Goldman Sachs International	08/02/21	$93.96	—		5	$(4,164)
Bloomberg Commodity Index	Call	Goldman Sachs International	08/05/21	$95.34	—		9	(1,474)
Bloomberg Commodity Index	Call	Goldman Sachs International	08/10/21	$98.00	—		7	(210)
Bloomberg Commodity Index	Call	Goldman Sachs International	11/23/21	$105.00	—		3	(972)
Bloomberg Commodity Index	Call	Goldman Sachs International	01/14/22	$90.00	—		11	(57,485)
Bloomberg Commodity Index	Call	JPMorgan Chase Bank, N.A.	01/18/22	$90.00	—		5	(29,435)
Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	03/02/22	$93.94	—		5	(17,140)
Bloomberg Commodity Index	Call	UBS AG Stamford	03/02/22	$102.60	—		4	(4,453)
Currency Option USD vs CAD	Call	Goldman Sachs Bank USA	02/11/22	1.27	—		4,619	(58,612)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
FNMA TBA 2.00%	Call	JPMorgan Chase Bank, N.A.	09/07/21	$101.31	—		200	$(878)
FNMA TBA 2.50%	Call	JPMorgan Chase Bank, N.A.	07/07/21	$104.05	—		200	(19)
FNMA TBA 2.50%	Call	JPMorgan Chase Bank, N.A.	08/05/21	$103.98	—		300	(361)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		600	(1)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	2,000	(4,419)
Margin Eurobob Gasoline vs Brent	Call	Goldman Sachs International	09/30/21	$8.00	3		3	(8,048)
Margin Eurobob Gasoline vs Brent	Call	Goldman Sachs International	12/31/21	$4.00	3		3	(7,760)
S&P GSCI Energy	Call	Goldman Sachs International	09/14/21	$1.69	—		13,934	—
Bloomberg Commodity Index	Put	Goldman Sachs International	07/19/21	$89.00	—		5	(6)
Bloomberg Commodity Index	Put	Goldman Sachs International	08/11/21	$74.14	—		10	(2)
Bloomberg Commodity Index	Put	Goldman Sachs International	08/25/21	$74.14	—		10	(3)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	08/05/21	$99.16	—		600	(447)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	08/05/21	$99.47	—		600	(670)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	07/07/21	$102.05	—		200	—
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/05/21	$101.98	—		300	(184)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/05/21	$102.23	—		1,000	(912)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	08/05/21	$104.14	—		300	(723)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	09/07/21	$103.70	—		300	(670)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	09/07/21	$103.98	—		300	(981)
GNMA II TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/12/21	$102.23	—		900	(906)
GNMA II TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/12/21	$102.30	—		800	(879)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%	—		18,250	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%	—		9,500	—
Margin Eurobob Gasoline vs Brent	Put	Goldman Sachs International	09/30/21	$4.50	3		3	(1)
Margin Eurobob Gasoline vs Brent	Put	Goldman Sachs International	12/31/21	$1.00	3		3	(32)

Total OTC Traded (premiums received $371,071)								$(201,847)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/07/23	Call	Barclays Bank PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP9,100	$(1,335)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/23	Call	Goldman Sachs Bank USA	02/07/22	0.01%	1 Day SONIA(A)	0.01	%(A)	GBP	9,200	$(1,350)
1-Year Interest Rate Swap, 02/07/23	Call	NatWest Markets PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01	%(A)	GBP	47,800	(7,014)
1-Year Interest Rate Swap, 11/21/23	Call	Goldman Sachs Bank USA	11/17/22	(0.53)%	3 Month EURIBOR(Q)	(0.53	)%(A)	EUR	53,800	(29,725)
5-Year Interest Rate Swap, 08/26/26	Call	Morgan Stanley Capital Services LLC	08/24/21	0.55%	3 Month LIBOR(Q)	0.55	%(S)		75,200	(7,738)
10-Year Interest Rate Swap, 07/15/31	Call	Goldman Sachs Bank USA	07/13/21	1.51%	3 Month LIBOR(Q)	1.51	%(S)		1,100	(10,799)
10-Year Interest Rate Swap, 07/19/31	Call	Morgan Stanley Capital Services LLC	07/15/21	1.37%	3 Month LIBOR(Q)	1.37	%(S)		1,200	(3,470)
10-Year Interest Rate Swap, 07/19/31	Call	Bank of America, N.A.	07/15/21	1.40%	3 Month LIBOR(Q)	1.40	%(S)		3,800	(15,160)
10-Year Interest Rate Swap, 08/10/31	Call	Bank of America, N.A.	08/06/21	1.45%	3 Month LIBOR(Q)	1.45	%(S)		3,700	(32,341)
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$109.50	CDX.NA.HY.36.V1(Q)	5.00	%(Q)		12,840	(77,601)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	07/21/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00	%(Q)		21,200	(25,948)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00	%(Q)		1,400	(959)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00	%(Q)		1,500	(1,027)
CDX.NA.IG.36.V1, 06/20/26	Call	Credit Suisse International	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00	%(Q)		500	(342)
CDX.NA.IG.36.V1, 06/20/26	Call	Credit Suisse International	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00	%(Q)		800	(548)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00	%(Q)		1,800	(1,232)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00	%(Q)		1,600	(1,096)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		10,450	$(7,155)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		21,200	(31,117)
iTraxx.EU.34.V1, 12/20/25	Call	Barclays Bank PLC	07/21/21	0.40%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	4,200	(2,722)
iTraxx.EU.34.V1, 12/20/25	Call	Barclays Bank PLC	07/21/21	0.40%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	1,600	(1,037)
1-Year Interest Rate Swap, 02/07/23	Put	Barclays Bank PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	9,100	(25,376)
1-Year Interest Rate Swap, 02/07/23	Put	Goldman Sachs Bank USA	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	9,200	(25,655)
1-Year Interest Rate Swap, 02/07/23	Put	NatWest Markets PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	47,800	(133,296)
3-Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		26,600	(344)
3-Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)		32,400	(698)
3-Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		27,500	(446)
3-Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		14,400	(3,581)
3-Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		21,300	(5,296)
10-Year Interest Rate Swap, 07/09/31	Put	Morgan Stanley Capital Services LLC	07/07/21	1.76%	1.76%(S)	3 Month LIBOR(Q)		500	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 07/09/31	Put	Morgan Stanley Capital Services LLC	07/07/21	1.76%	1.76%(S)	3 Month LIBOR(Q)		300	$(1)
10-Year Interest Rate Swap, 07/15/31	Put	Goldman Sachs Bank USA	07/13/21	1.91%	1.91%(S)	3 Month LIBOR(Q)		1,100	(4)
10-Year Interest Rate Swap, 07/19/31	Put	Morgan Stanley Capital Services LLC	07/15/21	1.67%	1.67%(S)	3 Month LIBOR(Q)		1,200	(383)
10-Year Interest Rate Swap, 07/19/31	Put	Bank of America, N.A.	07/15/21	1.80%	1.80%(S)	3 Month LIBOR(Q)		3,800	(185)
10-Year Interest Rate Swap, 08/10/31	Put	Bank of America, N.A.	08/06/21	1.85%	1.85%(S)	3 Month LIBOR(Q)		3,700	(2,080)
10-Year Interest Rate Swap, 10/01/31	Put	Deutsche Bank AG	09/29/21	2.30%	2.30%(S)	3 Month LIBOR(Q)		8,280	(8,206)
10-Year Interest Rate Swap, 10/01/31	Put	JPMorgan Chase Bank, N.A.	09/29/21	2.30%	2.30%(S)	3 Month LIBOR(Q)		100	(63)
10-Year Interest Rate Swap, 10/01/31	Put	Morgan Stanley Capital Services LLC	09/29/21	2.30%	2.30%(S)	3 Month LIBOR(Q)		10,220	(6,445)
10-Year Interest Rate Swap, 11/04/32	Put	BNP Paribas S.A.	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,500	(339,249)
10-Year Interest Rate Swap, 11/04/32	Put	Morgan Stanley Capital Services LLC	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,200	(325,679)
10-Year Interest Rate Swap, 11/08/32	Put	Barclays Bank PLC	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	4,810	(218,389)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 11/08/32	Put	BNP Paribas S.A.	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	9,590	$(435,416)
25-Year Interest Rate Swap, 05/27/50	Put	BNP Paribas S.A.	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)	EUR	1,600	(231,573)
30-Year Interest Rate Swap, 01/27/52	Put	Goldman Sachs Bank USA	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)		4,500	(57,056)
30-Year Interest Rate Swap, 01/27/52	Put	Morgan Stanley Capital Services LLC	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)		5,000	(63,396)
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		300	(63)
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		300	(63)
CDX.NA.HY.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	07/21/21	$98.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		300	(70)
CDX.NA.HY.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	07/21/21	$98.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		300	(70)
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$105.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		12,840	(16,653)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		300	(689)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		400	(919)
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	10/20/21	$101.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		700	(2,003)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	10/20/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		700	(3,069)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		21,200	(1,324)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,100	(69)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		2,200	(100)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		800	(36)
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	07/21/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		200	(9)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	10,450	$(2,599)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,200	(239)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,500	(299)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,100	(219)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	21,200	(4,221)
CDX.NA.IG.36.V1, 06/20/26	Put	Citibank, N.A.	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,000	(166)
CDX.NA.IG.36.V1, 06/20/26	Put	Citibank, N.A.	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,300	(215)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,500	(248)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,500	(248)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	500	(83)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	800	(133)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,400	(232)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,400	(232)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,700	(241)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,400	(497)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,500	(533)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	09/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,800	(639)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	09/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,600	(568)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,400	(422)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,600	(482)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	2,900	(754)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	3,000	(780)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	09/15/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	4,100	(1,066)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	09/15/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	4,700	(1,222)
CDX.NA.IG.36.V1, 06/20/26	Put	Citibank, N.A.	09/15/21	0.95%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,300	(296)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		500	$(475)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,000	(950)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		2,800	(1,904)
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	10/20/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		2,700	(1,836)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		2,400	(1,410)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		10,270	(1,733)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	4,200	(196)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,600	(75)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	500	(23)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,200	(56)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,000	(84)
iTraxx.EU.35.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,200	(91)
iTraxx.EU.35.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,200	(91)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,200	(166)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	800	(60)
iTraxx.EU.35.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,200	(166)
iTraxx.EU.35.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,200	(91)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	9,100	(2,500)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	3,400	(934)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	4,100	(944)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,200	(276)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,600	(319)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,200	(239)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.35.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,700	$(339)
iTraxx.EU.35.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,300	(259)
iTraxx.EU.35.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	0.83%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,000	(374)
iTraxx.EU.35.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	0.83%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,200	(224)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,800	(317)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,200	(212)
iTraxx.EU.35.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,400	(423)
iTraxx.EU.35.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,300	(229)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	300	(117)
iTraxx.EU.35.V1, 06/20/26	Put	BNP Paribas S.A.	09/15/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,000	(391)
iTraxx.EU.35.V1, 06/20/26	Put	Deutsche Bank AG	09/15/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	3,300	(1,289)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	8,200	(4,957)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,300	(1,390)
iTraxx.EU.35.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	10/20/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	3,700	(2,237)
iTraxx.EU.35.V1, 06/20/26	Put	BNP Paribas S.A.	11/17/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,400	(2,265)
iTraxx.EU.35.V1, 06/20/26	Put	Deutsche Bank AG	11/17/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	3,700	(3,492)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	1,710	(3,685)

Total OTC Swaptions (premiums received $2,703,141)									$(2,221,124)

Total Options Written (premiums received $3,398,263)									$(2,982,273)

(fv)	Forward Volatility Agreement on a 1 year-30 year straddle swaption effective 6/16/2020. The strike price will be determined based on the swaption rate as of 6/16/2023.

Financial Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	90 Day Euro Dollar	Mar. 2022	$5,489,000	$(859)
648	2 Year U.S. Treasury Notes	Sep. 2021	142,767,562	(203,621)
200	3 Year Australian Treasury Bonds	Sep. 2021	17,471,888	(40,560)
48	5 Year Euro-Bobl	Sep. 2021	7,635,281	3,929
3,937	5 Year U.S. Treasury Notes	Sep. 2021	485,942,689	(1,034,891)
120	10 Year Euro-Bund	Sep. 2021	24,560,677	226,780
96	10 Year Japanese Bonds	Sep. 2021	131,079,166	210,324
1,216	10 Year U.S. Treasury Notes	Sep. 2021	161,120,000	826,624
303	10 Year U.S. Ultra Treasury Notes	Sep. 2021	44,602,549	794,909

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
327	20 Year U.S. Treasury Bonds	Sep. 2021	$52,565,250	$1,279,606
183	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	35,261,813	1,316,075
246	Euro-BTP Italian Government Bond	Sep. 2021	44,165,464	496,550
2,745	Mini MSCI EAFE Index	Sep. 2021	316,237,725	(8,250,647)
400	Russell 2000 E-Mini Index	Sep. 2021	46,156,000	(458,169)
2,563	S&P 500 E-Mini Index	Sep. 2021	549,584,090	6,653,063

				1,819,113

Short Positions:
1,738	2 Year U.S. Treasury Notes	Sep. 2021	382,916,702	532,797
36	3 Year Australian Treasury Bonds	Sep. 2021	3,144,940	7,521
126	5 Year Euro-Bobl	Sep. 2021	20,042,614	(23,363)
43	10 Year Australian Treasury Bonds	Sep. 2021	4,553,041	(5,977)
25	10 Year Canadian Government Bonds	Sep. 2021	2,934,818	(37,475)
300	10 Year Euro-Bund	Sep. 2021	61,401,692	(353,394)
54	10 Year U.K. Gilt	Sep. 2021	9,568,839	(100,156)
118	10 Year U.S. Treasury Notes	Sep. 2021	15,635,000	(67,027)
158	10 Year U.S. Ultra Treasury Notes	Sep. 2021	23,258,095	(148,121)
180	20 Year U.S. Treasury Bonds	Sep. 2021	28,935,000	(864,888)
113	30 Year Euro Buxl	Sep. 2021	27,232,076	(468,404)
69	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	13,295,438	(624,361)
1,676	Euro Schatz Index	Sep. 2021	222,857,728	22,289
65	Euro-BTP Italian Government Bond	Sep. 2021	11,669,737	(81,393)
66	Euro-OAT	Sep. 2021	12,446,390	(47,813)
46	Short Euro-BTP	Sep. 2021	6,172,256	(1,143)

				(2,260,908)

				$(441,795)

Commodity Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
2	Brent 1st Line vs. Dubai 1st Line	Jan. 2023	$4,580	$2,199
2	Brent 1st Line vs. Dubai 1st Line	Feb. 2023	4,560	2,179
2	Brent 1st Line vs. Dubai 1st Line	Mar. 2023	4,540	2,159
2	Brent 1st Line vs. Dubai 1st Line	Apr. 2023	4,520	2,139
2	Brent 1st Line vs. Dubai 1st Line	May 2023	4,480	2,099
2	Brent 1st Line vs. Dubai 1st Line	Jun. 2023	4,440	2,059
2	Brent 1st Line vs. Dubai 1st Line	Jul. 2023	4,400	2,019
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2023	4,360	1,979
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2023	4,220	1,839
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	4,080	1,699
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	3,900	1,519
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	3,760	1,379
10	Brent Crude	Oct. 2021	737,900	933
30	Brent Crude	Dec. 2021	2,171,100	45,979
36	Brent Crude	Mar. 2022	2,547,360	756,093
12	Brent Crude	Dec. 2024	732,840	80,766
142	California Carbon Allowance Vintage	Dec. 2021	3,138,200	559,929
2	Chicago Ethanol (Platts) Swap	Oct. 2021	177,660	18,560
3	Chicago Ethanol (Platts) Swap	Nov. 2021	256,410	15,828
2	Chicago Ethanol (Platts) Swap	Dec. 2021	166,740	9,320
24	Cocoa	Sep. 2021	573,360	(24,754)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Commodity Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
9	Coffee ’C’	Dec. 2021	$548,944	$36,632
10	Copper	Sep. 2021	1,072,250	(90,304)
73	Corn	Dec. 2021	2,148,025	178,155
14	Cotton No. 2	Dec. 2021	594,300	(11,543)
20	Cotton No. 2	Dec. 2022	463,800	21,853
9	Gasoline RBOB	Dec. 2021	765,563	16,450
3	Gold 100 OZ	Aug. 2021	531,480	3,165
10	Gold 100 OZ	Dec. 2021	1,775,800	(70,903)
26	Hard Red Winter Wheat	Sep. 2021	856,700	57,219
5	Hard Red Winter Wheat	Dec. 2021	166,750	5,004
15	ICE ECX EMISSION	Dec. 2021	1,002,611	84,161
16	ICE Endex Dutch TTF Natural Gas	Apr. 2022	332,699	85,121
16	ICE Endex Dutch TTF Natural Gas	May 2022	308,445	52,614
16	ICE Endex Dutch TTF Natural Gas	Jun. 2022	292,348	44,770
16	ICE Endex Dutch TTF Natural Gas	Jul. 2022	305,551	49,726
16	ICE Endex Dutch TTF Natural Gas	Aug. 2022	308,402	52,578
16	ICE Endex Dutch TTF Natural Gas	Sep. 2022	299,410	51,837
1	ICE Endex Dutch TTF Natural Gas	Oct. 2022	19,767	1,297
1	ICE Endex Dutch TTF Natural Gas	Nov. 2022	19,907	2,056
1	ICE Endex Dutch TTF Natural Gas	Dec. 2022	20,901	2,455
5	ICE Natural Gas	Sep. 2021	179,317	22,000
6	Lean Hogs	Dec. 2021	192,180	(8,736)
40	Live Cattle	Oct. 2021	2,050,400	39,999
19	LME Lead	Jul. 2021	1,075,400	57,376
14	LME Lead	Sep. 2021	794,850	20,044
13	LME Nickel	Jul. 2021	1,420,068	118,692
11	LME Nickel	Sep. 2021	1,202,124	56,824
21	LME PRI Aluminum	Jul. 2021	1,322,738	45,110
12	LME PRI Aluminum	Sep. 2021	757,350	27,175
5	LME Zinc	Jul. 2021	371,281	(6,093)
13	LME Zinc	Sep. 2021	967,525	(6,114)
32	Low Sulphur Gas Oil	Jul. 2021	1,909,600	53,857
3	Low Sulphur Gas Oil	Sep. 2021	179,925	(662)
59	Low Sulphur Gas Oil	Dec. 2021	3,516,400	172,059
27	Natural Gas	Jan. 2022	1,027,890	46,441
21	Natural Gas	May 2022	612,570	34,546
7	Natural Gas	Oct. 2022	209,580	4,189
7	NY Harbor ULSD	Dec. 2021	625,750	55,766
4	Platinum	Oct. 2021	214,580	(21,613)
100	SGX Iron Ore 62%	Sep. 2021	1,964,300	106,381
2	Silver	Sep. 2021	261,940	(16,433)
38	Soybean	Nov. 2021	2,658,100	(7,295)
129	Soybean Meal	Dec. 2021	4,923,930	(275,305)
2	Soybean Oil	Jan. 2022	74,712	2,061
4	Sugar #11 (World)	Mar. 2022	80,998	1,092
15	White Sugar	Oct. 2021	350,250	15,649
43	WTI Crude	Aug. 2021	3,159,210	135,224
18	WTI Crude	Oct. 2021	1,291,680	12,479
15	WTI Crude	Mar. 2022	1,022,550	10,401
73	WTI Crude	Jun. 2022	4,857,420	723,095
8	WTI Crude	Sep. 2022	520,160	7,490
8	WTI Crude	Mar. 2023	499,600	6,333
80	WTI Crude	Jun. 2023	4,905,600	331,904
2	WTI Crude	Dec. 2023	118,720	6,452
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2021	300	(2,202)
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2021	350	(2,152)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Commodity Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2021	$330	$(2,172)
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2021	350	(2,152)
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2021	380	(2,122)
15	WTI Light Sweet Crude Oil	Dec. 2021	1,051,950	171,387
56	WTI Light Sweet Crude Oil	Dec. 2022	3,571,120	632,468

				4,621,708

Short Positions:
8	Brent Crude	Sep. 2021	596,960	(49,412)
38	Brent Crude	Jun. 2022	2,639,480	(25,095)
28	Brent Crude	Dec. 2022	1,881,040	(110,743)
80	Brent Crude	Jun. 2023	5,221,600	(531,946)
2	Brent Crude	Dec. 2023	127,220	(5,864)
2	California Carbon Allowance Current Auction Clearing Price	Nov. 2021	420	(771)
2	California Carbon Allowance Current Auction Clearing Price	Feb. 2022	220	(511)
11	Coffee ’C’	Sep. 2021	658,969	(19,013)
240	Corn	Sep. 2021	7,191,000	(153,662)
3	Corn	Mar. 2022	89,325	(1,780)
4	ICE Endex Dutch TTF Natural Gas	Aug. 2021	122,174	(21,572)
7	ICE Endex Dutch TTF Natural Gas	Sep. 2021	205,772	(57,579)
20	ICE Endex Dutch TTF Natural Gas	Oct. 2021	609,817	(212,494)
20	ICE Endex Dutch TTF Natural Gas	Nov. 2021	594,152	(210,162)
20	ICE Endex Dutch TTF Natural Gas	Dec. 2021	617,433	(220,643)
7	ICE Endex Dutch TTF Natural Gas	Jan. 2022	217,139	(71,976)
7	ICE Endex Dutch TTF Natural Gas	Feb. 2022	196,745	(65,631)
7	ICE Endex Dutch TTF Natural Gas	Mar. 2022	205,709	(60,742)
48	Lean Hogs	Oct. 2021	1,675,680	83,254
6	Live Cattle	Dec. 2021	317,040	(6,988)
19	LME Lead	Jul. 2021	1,075,400	(104,782)
3	LME Lead	Sep. 2021	170,325	(7,181)
13	LME Nickel	Jul. 2021	1,420,068	(84,506)
3	LME Nickel	Sep. 2021	327,852	(4,773)
21	LME PRI Aluminum	Jul. 2021	1,322,738	(155,631)
23	LME PRI Aluminum	Sep. 2021	1,451,588	(30,706)
5	LME Zinc	Jul. 2021	371,281	(20,350)
6	LME Zinc	Sep. 2021	446,550	6,494
5	Low Sulphur Gas Oil	Mar. 2022	296,125	(102,532)
28	Low Sulphur Gas Oil	Dec. 2022	1,623,300	(77,551)
24	Natural Gas	Sep. 2021	869,760	(148,430)
4	Natural Gas	Oct. 2021	144,760	(6,911)
28	Natural Gas	Apr. 2022	839,440	(41,841)
77	No. 2 Soft Red Winter Wheat	Sep. 2021	2,616,075	(23,767)
2	No. 2 Soft Red Winter Wheat	Dec. 2021	68,500	(2,375)
1	Palladium	Sep. 2021	277,920	(22,772)
1	Soybean	Jan. 2022	69,988	(4,026)
4	Soybean Meal	Jan. 2022	152,040	(10,259)
12	Soybean Oil	Dec. 2021	451,872	(20,310)
15	Sugar #11 (World)	Oct. 2021	300,552	(13,662)
13	WTI Crude	Sep. 2021	946,010	(11,755)
21	WTI Crude	Nov. 2021	1,488,690	(15,201)
70	WTI Crude	Dec. 2021	4,909,100	(580,821)
12	WTI Crude	Jul. 2022	792,120	(7,939)
43	WTI Crude	Dec. 2022	2,742,110	(68,169)
12	WTI Crude	Dec. 2024	676,080	(75,927)
16	WTI Light Sweet Crude Oil	Jun. 2022	1,064,640	(42,979)
1	WTI Midland (Argus) vs. WTI Financial	Aug. 2021	80	1,378
1	WTI Midland (Argus) vs. WTI Financial	Sep. 2021	100	1,398

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Commodity Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	WTI Midland (Argus) vs. WTI Financial	Oct. 2021	$100	$1,398
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2021	80	1,378
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2021	50	1,348

				(3,415,092)

				$1,206,616

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/21	UBS AG Stamford	AUD	7,598	$5,763,498	$5,698,205	$—	$(65,293)
Expiring 07/02/21	UBS AG Stamford	AUD	3,399	2,578,663	2,549,450	—	(29,213)
Brazilian Real,
Expiring 07/02/21	Goldman Sachs Bank USA	BRL	19,165	3,793,452	3,852,187	58,735	—
British Pound,
Expiring 07/02/21	Barclays Bank PLC	GBP	2,063	2,872,729	2,854,119	—	(18,610)
Expiring 07/02/21	HSBC Bank USA, N.A.	GBP	31,365	43,410,982	43,386,943	—	(24,039)
Expiring 07/02/21	HSBC Bank USA, N.A.	GBP	16,191	22,409,558	22,397,149	—	(12,409)
Expiring 07/02/21	HSBC Bank USA, N.A.	GBP	832	1,180,328	1,150,913	—	(29,415)
Expiring 07/02/21	Morgan Stanley & Co. International PLC	GBP	644	895,251	890,851	—	(4,400)
Expiring 07/02/21	Standard Chartered Bank, London	GBP	646	903,104	893,618	—	(9,486)
Expiring 07/02/21	UBS AG Stamford	GBP	9,933	13,830,205	13,740,890	—	(89,315)
Canadian Dollar,
Expiring 07/02/21	Goldman Sachs Bank USA	CAD	4,363	3,522,428	3,519,675	—	(2,753)
Expiring 07/02/21	Goldman Sachs Bank USA	CAD	1,708	1,416,042	1,377,861	—	(38,181)
Expiring 07/20/21	Citibank, N.A.	CAD	578	460,979	465,932	4,953	—
Expiring 08/03/21	BNP Paribas S.A.	CAD	4,266	3,445,017	3,441,371	—	(3,646)
Chinese Renminbi,
Expiring 09/15/21	HSBC Bank USA, N.A.	CNH	14,509	2,257,642	2,230,935	—	(26,707)
Danish Krone,
Expiring 07/01/21	Citibank, N.A.	DKK	4,835	768,738	770,993	2,255	—
Expiring 07/01/21	Citibank, N.A.	DKK	4,660	740,914	743,087	2,173	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	125,845	20,199,964	20,067,350	—	(132,614)
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	52,128	8,367,260	8,312,328	—	(54,932)
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	3,570	588,066	569,275	—	(18,791)
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	3,295	531,320	525,423	—	(5,897)
Expiring 07/01/21	Morgan Stanley & Co. International PLC	DKK	61,880	9,937,884	9,867,435	—	(70,449)
Expiring 07/01/21	Morgan Stanley & Co. International PLC	DKK	61,797	9,924,541	9,854,187	—	(70,354)
Expiring 07/01/21	Societe Generale Paris	DKK	73,548	11,811,326	11,728,076	—	(83,250)
Euro,
Expiring 07/01/21	BNP Paribas S.A.	EUR	111	129,791	131,621	1,830	—
Expiring 07/01/21	Goldman Sachs Bank USA	EUR	58	69,078	68,692	—	(386)
Expiring 07/01/21	Goldman Sachs Bank USA	EUR	53	63,186	62,847	—	(339)
Expiring 07/02/21	BNP Paribas S.A.	EUR	717	852,632	850,219	—	(2,413)
Expiring 07/02/21	Citibank, N.A.	EUR	40,459	48,307,520	47,975,817	—	(331,703)
Expiring 07/02/21	Goldman Sachs Bank USA	EUR	554	671,502	656,934	—	(14,568)
Expiring 07/02/21	HSBC Bank USA, N.A.	EUR	426	518,986	505,151	—	(13,835)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	805	982,364	954,723	—	(27,641)
Expiring 07/01/22	BNP Paribas S.A.	EUR	254	306,648	303,365	—	(3,283)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	113	138,224	135,068	—	(3,156)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	85	103,833	101,600	—	(2,233)
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	279	338,592	333,389	—	(5,203)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	58	$70,879	$69,384	$—	$(1,495)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	127	150,534	151,802	1,268	—
Indonesian Rupiah,
Expiring 09/15/21	Citibank, N.A.	IDR	38,158,010	2,648,574	2,595,783	—	(52,791)
Expiring 09/15/21	Citibank, N.A.	IDR	33,833,626	2,348,416	2,301,607	—	(46,809)
Malaysian Ringgit,
Expiring 09/22/21	BNP Paribas S.A.	MYR	443	106,567	106,426	—	(141)
Mexican Peso,
Expiring 09/03/21	HSBC Bank USA, N.A.	MXN	50,745	2,413,050	2,525,305	112,255	—
Expiring 10/05/21	HSBC Bank USA, N.A.	MXN	309	14,675	15,306	631	—
New Zealand Dollar,
Expiring 07/02/21	BNP Paribas S.A.	NZD	9,002	6,298,263	6,292,398	—	(5,865)
Norwegian Krone,
Expiring 07/02/21	Citibank, N.A.	NOK	36,695	4,393,174	4,261,870	—	(131,304)
Expiring 08/03/21	Citibank, N.A.	NOK	36,695	4,281,752	4,262,552	—	(19,200)
Expiring 08/17/21	UBS AG Stamford	NOK	19,250	2,328,804	2,236,256	—	(92,548)
Peruvian Nuevo Sol,
Expiring 07/08/21	Citibank, N.A.	PEN	4,117	1,036,561	1,069,869	33,308	—
Expiring 11/12/21	Goldman Sachs Bank USA	PEN	10,533	2,810,141	2,742,922	—	(67,219)
Expiring 12/09/21	HSBC Bank USA, N.A.	PEN	3,944	1,066,424	1,026,771	—	(39,653)
Polish Zloty,
Expiring 09/16/21	Goldman Sachs Bank USA	PLN	8	2,167	2,158	—	(9)
Russian Ruble,
Expiring 07/22/21	Citibank, N.A.	RUB	12,835	166,163	174,873	8,710	—
Expiring 07/22/21	Goldman Sachs Bank USA	RUB	25,729	333,383	350,553	17,170	—
Expiring 07/22/21	Morgan Stanley & Co. International PLC	RUB	10,349	135,083	141,001	5,918	—
Expiring 07/22/21	UBS AG Stamford	RUB	27,918	364,044	380,376	16,332	—
Expiring 07/22/21	UBS AG Stamford	RUB	11,154	145,496	151,977	6,481	—
Expiring 08/20/21	Citibank, N.A.	RUB	20,197	268,743	274,028	5,285	—
Expiring 08/20/21	Goldman Sachs Bank USA	RUB	28,215	376,570	382,809	6,239	—
Expiring 08/20/21	HSBC Bank USA, N.A.	RUB	22,707	300,908	308,073	7,165	—
Expiring 08/20/21	HSBC Bank USA, N.A.	RUB	16,865	224,484	228,810	4,326	—
Expiring 09/20/21	Goldman Sachs Bank USA	RUB	41,736	568,810	563,518	—	(5,292)
Expiring 09/20/21	Goldman Sachs Bank USA	RUB	13,423	183,477	181,243	—	(2,234)
Expiring 09/20/21	HSBC Bank USA, N.A.	RUB	19,052	260,128	257,248	—	(2,880)
Expiring 09/20/21	UBS AG Stamford	RUB	13,772	187,737	185,947	—	(1,790)
South African Rand,
Expiring 09/16/21	Citibank, N.A.	ZAR	48	3,457	3,294	—	(163)
Expiring 09/16/21	Citibank, N.A.	ZAR	47	3,457	3,275	—	(182)
South Korean Won,
Expiring 09/15/21	HSBC Bank USA, N.A.	KRW	7,583,508	6,806,908	6,709,080	—	(97,828)
Swedish Krona,
Expiring 08/17/21	BNP Paribas S.A.	SEK	18,870	2,258,700	2,205,893	—	(52,807)

				$266,649,776	$265,130,086	295,034	(1,814,724)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/21	BNP Paribas S.A.	AUD	3,756	$2,919,041	$2,816,964	$102,077	$—
Expiring 07/02/21	Citibank, N.A.	AUD	2,351	1,818,379	1,763,152	55,227	—
Expiring 07/02/21	Citibank, N.A.	AUD	1,292	999,297	968,947	30,350	—
Expiring 07/02/21	Standard Chartered Bank, London	AUD	8,932	6,881,562	6,698,630	182,932	—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/03/21	UBS AG Stamford	AUD	7,598	$5,764,258	$5,699,111	$65,147	$—
Expiring 08/03/21	UBS AG Stamford	AUD	3,399	2,579,003	2,549,855	29,148	—
Brazilian Real,
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	19,165	3,579,540	3,852,187	—	(272,647)
Expiring 08/03/21	Goldman Sachs Bank USA	BRL	19,165	3,781,252	3,838,987	—	(57,735)
British Pound,
Expiring 07/02/21	Bank of America, N.A.	GBP	11,997	16,988,225	16,595,007	393,218	—
Expiring 07/02/21	Goldman Sachs Bank USA	GBP	32,655	46,164,707	45,171,411	993,296	—
Expiring 07/02/21	Goldman Sachs Bank USA	GBP	16,659	23,551,275	23,044,538	506,737	—
Expiring 07/02/21	HSBC Bank USA, N.A.	GBP	220	310,695	304,328	6,367	—
Expiring 07/02/21	Standard Chartered Bank, London	GBP	144	203,603	199,196	4,407	—
Expiring 08/03/21	HSBC Bank USA, N.A.	GBP	31,365	43,414,432	43,390,934	23,498	—
Expiring 08/03/21	HSBC Bank USA, N.A.	GBP	16,191	22,411,339	22,399,209	12,130	—
Expiring 08/03/21	UBS AG Stamford	GBP	9,933	13,830,938	13,742,152	88,786	—
Canadian Dollar,
Expiring 07/02/21	BNP Paribas S.A.	CAD	1,805	1,498,315	1,456,111	42,204	—
Expiring 07/06/21	HSBC Bank USA, N.A.	CAD	830	670,264	669,566	698	—
Expiring 02/14/22	Goldman Sachs Bank USA	CAD	662	549,000	533,932	15,068	—
Expiring 02/14/22	Goldman Sachs Bank USA	CAD	416	344,000	335,601	8,399	—
Chinese Renminbi,
Expiring 09/15/21	HSBC Bank USA, N.A.	CNH	490,839	76,375,959	75,472,478	903,481	—
Expiring 09/15/21	HSBC Bank USA, N.A.	CNH	2,310	358,999	355,163	3,836	—
Danish Krone,
Expiring 07/01/21	Citibank, N.A.	DKK	94,532	14,991,912	15,074,163	—	(82,251)
Expiring 07/01/21	Citibank, N.A.	DKK	81,644	12,947,973	13,019,011	—	(71,038)
Expiring 07/01/21	Goldman Sachs Bank USA	DKK	11,885	1,904,196	1,895,191	9,005	—
Expiring 07/01/21	Goldman Sachs Bank USA	DKK	8,075	1,316,043	1,287,646	28,397	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	105,390	16,716,303	16,805,589	—	(89,286)
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	91,022	14,437,268	14,514,381	—	(77,113)
Expiring 10/01/21	JPMorgan Chase Bank, N.A.	DKK	125,845	20,235,368	20,103,567	131,801	—
Expiring 10/01/21	JPMorgan Chase Bank, N.A.	DKK	52,128	8,381,925	8,327,330	54,595	—
Expiring 10/01/21	Morgan Stanley & Co. International PLC	DKK	61,880	9,955,135	9,885,243	69,892	—
Expiring 10/01/21	Morgan Stanley & Co. International PLC	DKK	61,797	9,941,769	9,871,971	69,798	—
Expiring 10/01/21	Societe Generale Paris	DKK	73,548	11,831,764	11,749,244	82,520	—
Euro,
Expiring 07/01/21	Goldman Sachs Bank USA	EUR	56	66,835	66,584	251	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	EUR	135	152,652	159,717	—	(7,065)
Expiring 07/01/21	Morgan Stanley & Co. International PLC	EUR	113	134,473	133,768	705	—
Expiring 07/01/21	Morgan Stanley & Co. International PLC	EUR	50	59,817	59,289	528	—
Expiring 07/02/21	Barclays Bank PLC	EUR	377	456,423	446,708	9,715	—
Expiring 07/02/21	BNP Paribas S.A.	EUR	3,215	3,843,270	3,812,352	30,918	—
Expiring 07/02/21	Citibank, N.A.	EUR	39,900	48,786,688	47,313,477	1,473,211	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	807	978,502	956,935	21,567	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	180	219,718	213,419	6,299	—
Expiring 07/02/21	Standard Chartered Bank, London	EUR	87,570	107,128,528	103,840,169	3,288,359	—
Expiring 07/02/21	Standard Chartered Bank, London	EUR	58,052	71,018,077	68,838,144	2,179,933	—
Expiring 07/02/21	UBS AG Stamford	EUR	501	594,096	594,087	9	—
Expiring 08/03/21	Citibank, N.A.	EUR	40,459	48,338,347	48,007,300	331,047	—
Expiring 08/03/21	Standard Chartered Bank, London	EUR	89,589	106,312,795	106,304,021	8,774	—
Expiring 08/03/21	Standard Chartered Bank, London	EUR	58,052	68,889,007	68,883,321	5,686	—
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	282	349,578	337,073	12,505	—
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	22	27,327	26,296	1,031	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	211	243,474	252,339	—	(8,865)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	131	157,512	156,883	629	—
Expiring 11/01/22	Goldman Sachs Bank USA	EUR	252	311,166	302,245	8,921	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/01/22	Goldman Sachs Bank USA	EUR	132	$164,360	$158,451	$5,909	$—
Israeli Shekel,
Expiring 11/12/21	BNP Paribas S.A.	ILS	2,637	804,980	810,426	—	(5,446)
Expiring 11/12/21	HSBC Bank USA, N.A.	ILS	2,704	833,574	830,948	2,626	—
Expiring 11/30/21	Citibank, N.A.	ILS	15,304	4,702,792	4,704,332	—	(1,540)
Expiring 11/30/21	Citibank, N.A.	ILS	9,302	2,874,005	2,859,353	14,652	—
Expiring 11/30/21	Citibank, N.A.	ILS	8,801	2,698,330	2,705,434	—	(7,104)
Expiring 11/30/21	Citibank, N.A.	ILS	7,302	2,228,520	2,244,663	—	(16,143)
Expiring 11/30/21	Citibank, N.A.	ILS	6,102	1,863,744	1,875,583	—	(11,839)
Expiring 11/30/21	Citibank, N.A.	ILS	3,701	1,120,077	1,137,762	—	(17,685)
Expiring 01/31/22	HSBC Bank USA, N.A.	ILS	6,121	1,896,026	1,883,801	12,225	—
Expiring 02/02/22	Citibank, N.A.	ILS	8,803	2,722,662	2,709,068	13,594	—
Expiring 02/02/22	Citibank, N.A.	ILS	8,503	2,627,001	2,616,714	10,287	—
Expiring 04/06/22	Citibank, N.A.	ILS	1,500	462,089	462,161	—	(72)
Expiring 06/08/22	Citibank, N.A.	ILS	2,894	893,294	892,893	401	—
Expiring 06/08/22	Citibank, N.A.	ILS	2,400	740,907	740,311	596	—
Expiring 08/01/22	Citibank, N.A.	ILS	1,014	306,789	313,147	—	(6,358)
Japanese Yen,
Expiring 07/02/21	BNP Paribas S.A.	JPY	131,945	1,206,396	1,187,693	18,703	—
Expiring 08/03/21	BNP Paribas S.A.	JPY	131,945	1,189,097	1,188,007	1,090	—
Malaysian Ringgit,
Expiring 09/22/21	BNP Paribas S.A.	MYR	44,277	10,643,662	10,637,200	6,462	—
Mexican Peso,
Expiring 07/14/21	Goldman Sachs Bank USA	MXN	929	47,025	46,524	501	—
Expiring 08/05/21	Barclays Bank PLC	MXN	9,972	481,153	498,050	—	(16,897)
Expiring 11/08/21	BNP Paribas S.A.	MXN	768	38,045	37,870	175	—
New Zealand Dollar,
Expiring 07/02/21	BNP Paribas S.A.	NZD	1,316	955,140	919,884	35,256	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	NZD	9,002	6,569,535	6,292,398	277,137	—
Expiring 08/03/21	BNP Paribas S.A.	NZD	9,002	6,297,858	6,291,969	5,889	—
Peruvian Nuevo Sol,
Expiring 07/08/21	Citibank, N.A.	PEN	4,117	1,134,229	1,069,869	64,360	—
Expiring 07/23/21	Citibank, N.A.	PEN	4,117	1,037,057	1,071,331	—	(34,274)
Expiring 09/07/21	Goldman Sachs Bank USA	PEN	11,280	3,066,889	2,939,519	127,370	—
Expiring 10/15/21	Citibank, N.A.	PEN	6,375	1,733,866	1,660,553	73,313	—
Expiring 12/09/21	Citibank, N.A.	PEN	6,655	1,810,551	1,732,525	78,026	—
Expiring 12/09/21	Citibank, N.A.	PEN	1,206	328,001	313,866	14,135	—
Expiring 01/10/22	Citibank, N.A.	PEN	31,220	8,560,904	8,123,531	437,373	—
Expiring 03/25/22	Citibank, N.A.	PEN	12,760	3,425,664	3,316,149	109,515	—
Expiring 03/25/22	Citibank, N.A.	PEN	9,805	2,662,140	2,548,185	113,955	—
Expiring 03/25/22	Citibank, N.A.	PEN	2,362	634,030	613,761	20,269	—
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	3,812	277,731	264,368	13,363	—
Expiring 09/15/21	Citibank, N.A.	ZAR	3,057	223,476	211,970	11,506	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	2,583	185,334	179,143	6,191	—
Swiss Franc,
Expiring 07/02/21	Barclays Bank PLC	CHF	385	428,515	416,125	12,390	—
Thai Baht,
Expiring 09/15/21	Standard Chartered Bank, London	THB	3,739	118,859	116,638	2,221	—

				$935,716,331	$923,717,097	12,782,592	(783,358)

						$13,077,626	$(2,598,082)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi	12/20/25	1.000%(Q	)	1,200	0.343%	$35,599	$(2,528)	$38,127	Morgan Stanley & Co. International PLC
Federal Republic of Brazil	12/20/25	1.000%(Q	)	7,200	1.512%	(158,205)	(15,169)	(143,036)	Morgan Stanley & Co. International PLC
Government of Malaysia	12/20/25	1.000%(Q	)	1,800	0.397%	48,814	(3,792)	52,606	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	12/20/25	1.000%(Q	)	1,200	0.470%	28,727	(2,528)	31,255	Morgan Stanley & Co. International PLC
People’s Republic of China	12/20/25	1.000%(Q	)	7,200	0.323%	219,722	(15,169)	234,891	Morgan Stanley & Co. International PLC
Republic of Argentina	12/20/25	1.000%(Q	)	3,000	18.542%	(1,509,658)	(6,320)	(1,503,338)	Morgan Stanley & Co. International PLC
Republic of Chile	12/20/25	1.000%(Q	)	1,200	0.522%	25,887	(2,528)	28,415	Morgan Stanley & Co. International PLC
Republic of Colombia	12/20/25	1.000%(Q	)	3,000	1.251%	(32,083)	(6,320)	(25,763)	Morgan Stanley & Co. International PLC
Republic of Indonesia	12/20/25	1.000%(Q	)	4,800	0.663%	73,080	(10,113)	83,193	Morgan Stanley & Co. International PLC
Republic of Panama	12/20/25	1.000%(Q	)	1,200	0.595%	21,955	(2,528)	24,483	Morgan Stanley & Co. International PLC
Republic of Peru	12/20/25	1.000%(Q	)	1,200	0.744%	13,976	(2,528)	16,504	Morgan Stanley & Co. International PLC
Republic of Philippines	12/20/25	1.000%(Q	)	1,200	0.395%	32,684	(2,528)	35,212	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/25	1.000%(Q	)	5,400	1.701%	(162,448)	(11,377)	(151,071)	Morgan Stanley & Co. International PLC
Republic of Turkey	12/20/25	1.000%(Q	)	7,200	3.726%	(795,160)	(15,169)	(779,991)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q	)	1,200	3.854%	(138,068)	(2,528)	(135,540)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/25	1.000%(Q	)	3,600	0.748%	41,205	(7,584)	48,789	Morgan Stanley & Co. International PLC
State of Qatar	12/20/25	1.000%(Q	)	1,200	0.343%	35,570	(2,528)	38,098	Morgan Stanley & Co. International PLC
United Mexican States	12/20/25	1.000%(Q	)	7,200	0.832%	55,629	(15,169)	70,798	Morgan Stanley & Co. International PLC

						$(2,162,774)	$(126,406)	$(2,036,368)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)**:
CDX.EM.34.V1	12/20/25	1.000%(Q	)	60,000	$2,072,833	$70,226	$2,002,607	Morgan Stanley & Co. International PLC

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/21	0.250%(M	)	10,270	*	$3,620	$(1,023)	$4,643	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
British Telecommunications PLC	12/20/27	1.000%(Q	)	EUR	2,000	1.014%	$(7,586)	$(1,481)	$6,105
Enbridge, Inc.	12/20/22	1.000%(Q	)		2,600	0.340%	2,676	26,262	23,586
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q	)		600	0.913%	35,838	24,849	(10,989)
General Electric Co.	12/20/23	1.000%(Q	)		1,800	0.385%	(46,555)	28,041	74,596
General Electric Co.	12/20/23	1.000%(Q	)		300	0.385%	(9,655)	4,673	14,328
Rolls-Royce PLC	12/20/24	1.000%(Q	)	EUR	1,000	1.884%	(2,728)	(35,365)	(32,637)
Tesco PLC	06/20/25	1.000%(Q	)	EUR	1,700	0.500%	(39,134)	41,129	80,263

							$(67,144)	$88,108	$155,252

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)		4,300	$(42,272)	$(53,098)	$10,826	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)		3,800	(37,357)	(45,964)	8,607	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)		3,800	(37,357)	(45,819)	8,462	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)		700	(6,882)	(8,349)	1,467	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)		4,900	(87,821)	(48,900)	(38,921)	Goldman Sachs International
South Korea Govt.	06/20/23	(1.000)%(Q)		6,800	(125,829)	(85,128)	(40,701)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)		1,700	(31,458)	(21,920)	(9,538)	HSBC Bank USA, N.A.
U.S. Treasury Notes	12/20/22	0.250%(Q)	EUR	3,310	(11,935)	(11,967)	32	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)		575	(7,551)	1,866	(9,417)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		565	(7,420)	4,637	(12,057)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		190	(2,495)	1,734	(4,229)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		190	(2,495)	1,603	(4,098)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		190	(2,495)	580	(3,075)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		100	(1,313)	324	(1,637)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		140	(1,947)	685	(2,632)	Citibank, N.A.

					$(406,627)	$(309,716)	$(96,911)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q	)	1,700	0.456%	$4,957	$4,357	$600	Bank of America, N.A.
Federative Republic of Brazil	12/20/22	1.000%(Q	)	3,100	0.684%	15,393	(27,675)	43,068	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q	)	200	0.909%	506	(3,954)	4,460	HSBC Bank USA, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q	)	480	2.411%	(13,028)	(13,730)	702	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2) (cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.411%	$(12,757)	$(16,149)	$3,392	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.411%	(4,343)	(5,634)	1,291	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.411%	(4,343)	(5,532)	1,189	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.411%	(4,342)	(4,598)	256	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	2.411%	(2,171)	(2,287)	116	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	3.220%	(10,216)	(9,176)	(1,040)	Citibank, N.A.
Republic of Indonesia	06/20/26	1.000%(Q)	2,800	0.746%	35,460	23,388	12,072	Barclays Bank PLC Goldman Sachs
South Africa EM SP	12/20/25	1.000%(Q)	1,100	1.701%	(33,122)	(56,293)	23,171	International
State of Illinois	06/20/24	1.000%(Q)	500	0.855%	2,249	(3,996)	6,245	Citibank, N.A.

					$(25,757)	$(121,279)	$95,522

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.34	12/20/25	1.000%(Q)		4,800	$141,480	$165,960	$24,480
CDX.NA.HY.35	12/20/25	5.000%(Q)		1,000	(71,427)	(102,952)	(31,525)
CDX.NA.HY.36	06/20/26	5.000%(Q)		2,100	(192,784)	(217,940)	(25,156)
CDX.NA.IG.35	12/20/25	1.000%(Q)		1,800	(43,665)	(46,003)	(2,338)
CDX.NA.IG.35	12/20/30	1.000%(Q)		28,500	(168,171)	(377,502)	(209,331)
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)		61,510	(1,292,741)	(1,584,421)	(291,680)
CDX.NA.IG.36.V1	06/20/31	1.000%(Q)		17,100	(86,816)	(181,353)	(94,537)
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	19,700	(119,507)	(468,839)	(349,332)
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(45,425)	(61,608)	(16,183)

					$(1,879,056)	$(2,874,658)	$(995,602)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q	)	38,500	0.478%	$892,417	$991,712	$99,295

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received) (Depreciation)	Unrealized Appreciation	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M	)	3,300	*	$33,508	$(163,753)	$197,261	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M	)	1,000	*	10,154	(49,259)	59,413	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M	)	600	*	6,093	(39,861)	45,954	Merrill Lynch International

						$49,755	$(252,873)	$302,628

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD 8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$24,831	$—	$24,831
AUD 8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	25,220	—	25,220

						$50,051	$—	$50,051

Inflation swap agreements outstanding at June 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	$(669)	$(10,044)	$(9,375)
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	3	9,515	9,512
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	85	54,037	53,952
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(65,892)	(328,626)	(262,734)
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(466)	(27,228)	(26,762)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	172	4,984	4,812
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	958	52,009	51,051
GBP	30,600	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	675,483	176,240	(499,243)
GBP	1,300	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	69,492	69,492
GBP	3,900	01/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	(1,415)	(70,372)	(68,957)
GBP	3,100	05/15/30	3.346%(T)	U.K. Retail Price Index(2)(T)	6,884	(121,399)	(128,283)
GBP	2,500	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	112,225	103,703	(8,522)
GBP	1,280	11/15/30	3.397%(T)	U.K. Retail Price Index(1)(T)	9,638	73,579	63,941
GBP	1,130	11/15/30	3.445%(T)	U.K. Retail Price Index(1)(T)	—	55,379	55,379
GBP	580	11/15/30	3.510%(T)	U.K. Retail Price Index(1)(T)	—	21,777	21,777

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Inflation swap agreements outstanding at June 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	1,700	03/15/31	3.740%(T)	U.K. Retail Price Index(2)(T)	$896	$(481)	$(1,377)
GBP	3,000	04/15/31	3.700%(T)	U.K. Retail Price Index(2)(T)	27,104	(37,078)	(64,182)
GBP	2,080	04/15/31	3.750%(T)	U.K. Retail Price Index(2)(T)	372	(7,043)	(7,415)
GBP	1,000	03/15/36	3.566%(T)	U.K. Retail Price Index(2)(T)	—	(22,451)	(22,451)
GBP	2,400	03/15/36	3.580%(T)	U.K. Retail Price Index(2)(T)	(12,834)	(43,769)	(30,935)
GBP	2,180	11/15/40	3.217%(T)	U.K. Retail Price Index(2)(T)	(38,467)	(354,685)	(316,218)
GBP	800	11/15/40	3.272%(T)	U.K. Retail Price Index(2)(T)	(169)	(111,261)	(111,092)
GBP	1,130	11/15/40	3.273%(T)	U.K. Retail Price Index(2)(T)	—	(156,912)	(156,912)
GBP	980	11/15/40	3.340%(T)	U.K. Retail Price Index(2)(T)	—	(107,294)	(107,294)
GBP	900	11/15/50	3.000%(T)	U.K. Retail Price Index(1)(T)	34,373	296,973	262,600
GBP	800	11/15/50	3.051%(T)	U.K. Retail Price Index(1)(T)	—	232,595	232,595
GBP	400	11/15/50	3.143%(T)	U.K. Retail Price Index(1)(T)	—	87,144	87,144
	7,300	11/02/21	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(267,354)	(267,354)
	600	11/04/21	1.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(21)	(22,231)	(22,210)
	4,800	11/05/21	1.290%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(83)	(174,796)	(174,713)
	8,700	01/19/22	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(229,699)	(229,699)
	5,200	01/19/22	2.165%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(136,772)	(136,772)
	2,100	01/19/22	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(57)	(54,919)	(54,862)
	3,600	01/21/22	2.200%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(93,397)	(93,397)
	11,000	02/01/22	2.170%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(288,146)	(288,146)
	5,000	02/04/22	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(45)	(131,046)	(131,001)
	2,400	02/05/22	2.200%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(60,694)	(60,694)
	1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	30,084	30,084
	13,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(508,167)	(1,015,065)	(506,898)
	7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	107,151	107,151
	4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(396)	38,686	39,082
	1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	11,549	11,549
	1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	13,039	13,039
	1,465	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(52,635)	(52,635)
	5,200	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	143,048	143,048
	5,000	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	107,575	107,575
	4,000	05/13/26	2.768%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(2,777)	(2,777)
	1,600	05/14/26	2.813%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(5,172)	(5,172)
	2,880	05/25/26	2.703%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	520	5,038	4,518
	300	06/01/26	2.690%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	556	556
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	6,210	(43,505)	(49,715)
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(8,680)	(8,680)
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(11,606)	(11,606)
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(11,211)	(11,211)
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(75)	(3,725)	(3,650)
	2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,799	(142,892)	(144,691)
	3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,803	(227,293)	(230,096)
	6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(806,717)	(806,717)
	800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(32,841)	(32,841)
	2,500	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(102,356)	(102,356)
	7,300	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	3,268	222,088	218,820
	1,720	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(19,624)	(19,624)
	590	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(8,867)	(8,867)
	1,180	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(16,101)	(16,101)
	1,195	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(16,437)	(16,437)
	735	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,703)	(9,703)
	740	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,670)	(9,670)
	605	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,199)	(7,199)
	1,170	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(13,274)	(13,274)
					$254,037	$(3,508,806)	$(3,762,843)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	5,000	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(19)	$(56,689)	$(56,670)
AUD	9,000	06/17/30	1.250%(S)	6 Month BBSW(1)(S)	(139,811)	130,824	270,635
AUD	480	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(10)	(13,533)	(13,523)
AUD	1,590	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	470	(43,915)	(44,385)
AUD	3,570	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(384)	74,808	75,192
AUD	1,185	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(131)	29,069	29,200
BRL	27,700	01/03/22	2.850%(T)	1 Day BROIS(1)(T)	(79)	68,981	69,060
BRL	67,800	01/03/22	2.860%(T)	1 Day BROIS(1)(T)	—	165,607	165,607
BRL	34,800	01/03/22	2.860%(T)	1 Day BROIS(1)(T)	(19)	86,758	86,777
BRL	20,100	01/03/22	2.870%(T)	1 Day BROIS(1)(T)	—	49,126	49,126
BRL	29,400	01/03/22	2.871%(T)	1 Day BROIS(1)(T)	—	71,609	71,609
BRL	700	01/03/22	2.880%(T)	1 Day BROIS(1)(T)	—	1,718	1,718
BRL	27,400	01/03/22	2.883%(T)	1 Day BROIS(1)(T)	—	65,476	65,476
BRL	367,100	01/03/22	3.300%(T)	1 Day BROIS(2)(T)	(1,959)	(450,681)	(448,722)
BRL	7,600	01/03/22	3.345%(T)	1 Day BROIS(2)(T)	—	(13,020)	(13,020)
BRL	154,700	01/03/22	3.350%(T)	1 Day BROIS(2)(T)	(917)	(261,913)	(260,996)
BRL	58,800	01/03/22	3.360%(T)	1 Day BROIS(1)(T)	(45,991)	51,381	97,372
BRL	106,700	01/03/22	3.700%(T)	1 Day BROIS(2)(T)	(10,813)	(148,523)	(137,710)
BRL	10,876	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(45,523)	(45,523)
BRL	15,685	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(115,661)	(115,661)
BRL	16,948	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(126,099)	(126,099)
BRL	26,353	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(193,748)	(193,748)
BRL	5,634	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	21,277	21,277
BRL	6,331	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	26,224	26,224
BRL	16,739	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	68,455	68,455
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	104,159	104,159
BRL	6,271	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(72,307)	(72,307)
BRL	5,382	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(59,596)	(59,596)
BRL	9,626	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(107,289)	(107,289)
CAD	6,600	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	43,437	43,437
CAD	2,300	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	4,098	18,415	14,317
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	5,078	5,078
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(33,052)	37,837	70,889
CAD	6,880	01/14/26	0.875%(S)	3 Month CDOR(2)(S)	(58)	(115,079)	(115,021)
CAD	5,950	01/19/26	0.865%(S)	3 Month CDOR(2)(S)	(49)	(102,839)	(102,790)
CAD	1,600	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	346	2,424	2,078
CAD	7,700	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	82,650	81,169	(1,481)
CAD	19,600	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(37,802)	(362,986)	(325,184)
CAD	1,300	06/16/31	1.250%(S)	3 Month CDOR(2)(S)	(58,243)	(56,599)	1,644
CAD	4,000	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(30,438)	368,422	398,860
CAD	2,800	06/16/51	1.500%(S)	3 Month CDOR(2)(S)	(386,848)	(373,124)	13,724
CHF	8,050	03/18/25	(0.620)%(A)	6 Month CHF LIBOR(2)(S)	32,541	(37,107)	(69,648)
CHF	21,200	09/16/25	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	25,059	(85,661)	(110,720)
CLP	4,540,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(462,839)	(462,839)
CLP	1,200,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(157,432)	(157,432)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(72,118)	(72,118)
COP	3,239,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(6,265)	(6,265)
COP	5,583,815	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(3,173)	(3,173)
COP	12,198,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(262,410)	(262,410)
COP	2,288,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(25,767)	(25,767)
COP	1,601,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(17,753)	(17,753)
COP	3,451,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(38,618)	(38,618)
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	6,574	6,574
EUR	13,300	09/15/23	(0.500)%(A)	6 Month EURIBOR(2)(S)	(12,975)	(19,510)	(6,535)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)	—	(35,506)	(35,506)
EUR	35,400	09/15/26	(0.250)%(A)	6 Month EURIBOR(2)(S)	16,574	(47,696)	(64,270)
EUR	58,000	09/15/31	0.000%(A)	6 Month EURIBOR(2)(S)	(797,723)	(904,560)	(106,837)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,900	01/27/32	0.190%(A)	6 Month EURIBOR(1)(S)	$—	$(2,917)	$(2,917)
EUR	2,400	01/27/32	0.205%(A)	6 Month EURIBOR(1)(S)	—	(8,013)	(8,013)
EUR	500	12/15/35	0.450%(A)	6 Month EURIBOR(1)(S)	(43,052)	(10,931)	32,121
EUR	300	03/17/36	0.000%(A)	6 Month EURIBOR(1)(S)	13,713	17,936	4,223
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)	—	72,120	72,120
EUR	6,300	09/15/51	0.500%(A)	6 Month EURIBOR(1)(S)	(97,018)	(33,698)	63,320
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)	—	139,295	139,295
GBP	508	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(11,574)	(10,989)	585
GBP	16,400	09/15/23	0.250%(A)	1 Day SONIA(2)(A)	27,894	6,611	(21,283)
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	(15,744)	2,166
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(144,600)	(103,717)	40,883
GBP	5,600	09/15/26	0.500%(A)	1 Day SONIA(2)(A)	11,256	91	(11,165)
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(14,034)	(14,034)
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	(63,884)	30,131
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(10,753)	(15,196)	(4,443)
GBP	9,800	09/15/31	0.750%(A)	1 Day SONIA(2)(A)	(10,203)	28,343	38,546
GBP	2,400	09/15/51	0.750%(A)	1 Day SONIA(1)(A)	150,115	69,604	(80,511)
HUF	82,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(22,020)	(22,020)
HUF	1,281,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(340,672)	(340,672)
HUF	360,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(76,307)	(76,307)
JPY	490,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(4,936)	(3,319)	1,617
JPY	6,590,000	06/17/25	0.000%(S)	6 Month JPY LIBOR(1)(S)	(88,200)	(46,100)	42,100
JPY	1,400,000	12/16/30	0.000%(S)	6 Month JPY LIBOR(1)(S)	69,370	87,259	17,889
JPY	1,970,000	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	454,367	323,174	(131,193)
JPY	1,580,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	49,433	65,548	16,115
KRW	718,000	12/16/30	0.908%(Q)	3 Month KWCDC(2)(Q)	(5,400)	(49,542)	(44,142)
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(10,209)	(10,209)
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	3,267	(72,145)	(75,412)
MXN	23,870	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(53)	(24,452)	(24,399)
MXN	37,800	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(28)	(178,195)	(178,167)
MXN	5,400	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(23)	(27,341)	(27,318)
MXN	15,060	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(19)	(81,658)	(81,639)
MXN	53,700	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(71)	(293,488)	(293,417)
MXN	14,440	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(24)	(82,936)	(82,912)
MXN	4,050	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(26)	(25,250)	(25,224)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	(37,642)	(32,827)
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	(21,298)	(21,298)
NOK	78,200	03/10/26	1.500%(A)	6 Month NIBOR(1)(S)	2,516	(51,854)	(54,370)
NOK	41,000	03/10/31	1.900%(A)	6 Month NIBOR(2)(S)	1,074	124,662	123,588
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)	(34)	(5,132)	(5,098)
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	8,048	(269,223)	(277,271)
NZD	1,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(19,096)	(19,096)
NZD	900	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(40,028)	(40,028)
NZD	3,360	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	1,576	(148,112)	(149,688)
NZD	1,070	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(47,373)	(47,373)
NZD	1,665	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	12,520	12,520
PLN	3,160	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	1,207	(36,099)	(37,306)
PLN	12,320	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(11,055)	(150,117)	(139,062)
PLN	4,400	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	3,153	7,043	3,890
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	31,609	27,018	(4,591)
	49,400	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(139,076)	(592,655)	(453,579)
	166,200	03/18/22	—(9)	—(9)	(1,090)	(65,654)	(64,564)
	67,500	04/26/22	—(3)	—(3)	—	(20,006)	(20,006)
	26,300	06/16/22	0.250%(S)	3 Month LIBOR(1)(Q)	(17,300)	(21,449)	(4,149)
	4,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	33,068	35,179	2,111
	2,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	19,996	19,189	(807)
	5,300	03/30/23	0.250%(S)	3 Month LIBOR(2)(Q)	1,744	1,302	(442)
	34,100	04/27/23	—(4)	—(4)	—	(5,731)	(5,731)
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(345,319)	(345,319)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	7,400	03/07/24	—(5)	—(5)	$—	$11,074	$11,074
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(230,676)	(230,676)
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(259,864)	(259,864)
	27,600	09/06/24	—(8)	—(8)	1,853	1,956	103
	17,700	09/27/24	—(6)	—(6)	—	(4,030)	(4,030)
	19,500	10/04/24	—(7)	—(7)	—	37,213	37,213
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(199,143)	(199,143)
	1,400	12/16/25	1.000%(S)	3 Month LIBOR(2)(Q)	29,188	9,471	(19,717)
	7,100	12/16/25	1.000%(S)	3 Month LIBOR(2)(Q)	163,415	48,031	(115,384)
	3,990	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	51,825	51,825
	4,575	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	61,151	61,151
	3,150	03/30/26	0.400%(S)	3 Month LIBOR(1)(Q)	43,297	71,418	28,121
	4,720	06/16/26	0.500%(S)	3 Month LIBOR(1)(Q)	135,288	100,334	(34,954)
	6,450	06/16/26	0.500%(S)	3 Month LIBOR(2)(Q)	(132,514)	(137,109)	(4,595)
	37,200	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(332,873)	(1,726,311)	(1,393,438)
	4,000	06/16/28	0.500%(S)	3 Month LIBOR(2)(Q)	(206,017)	(186,670)	19,347
	2,600	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(69,842)	(69,842)
	21,900	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(193,377)	757,042	950,419
	12,300	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(49,333)	425,188	474,521
	320	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	6,166	6,166
	940	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	19,550	19,550
	2,775	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(78,258)	(78,258)
	39,545	03/30/31	0.750%(S)	3 Month LIBOR(1)(Q)	264,592	2,335,173	2,070,581
	11,900	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	876,323	749,769	(126,554)
	14,840	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	1,421,863	935,006	(486,857)
	4,200	10/15/31	1.720%(S)	3 Month LIBOR(1)(Q)	—	(97,850)	(97,850)
	3,100	06/09/41	1.250%(S)	3 Month LIBOR(1)(Q)	48,772	248,037	199,265
	3,000	12/16/50	1.250%(S)	3 Month LIBOR(1)(Q)	219,241	359,340	140,099
	1,200	12/16/50	1.250%(S)	3 Month LIBOR(2)(Q)	(87,566)	(143,735)	(56,169)
	3,100	02/02/51	1.460%(S)	3 Month LIBOR(2)(Q)	—	(199,017)	(199,017)
	7,900	03/30/51	1.150%(S)	3 Month LIBOR(1)(Q)	244,133	1,125,424	881,291
	1,300	06/15/51	1.940%(S)	3 Month LIBOR(1)(Q)	—	(62,181)	(62,181)
	2,200	06/16/51	1.250%(S)	3 Month LIBOR(1)(Q)	417,002	266,472	(150,530)
	12,600	06/16/51	1.250%(S)	3 Month LIBOR(2)(Q)	(2,619,757)	(1,526,160)	1,093,597
	1,300	06/22/51	1.935%(S)	3 Month LIBOR(1)(Q)	—	(60,142)	(60,142)
	1,400	06/23/51	1.968%(S)	3 Month LIBOR(1)(Q)	—	(75,989)	(75,989)
	1,600	08/25/51	1.760%(S)	3 Month LIBOR(1)(Q)	—	(1,006)	(1,006)
	1,250	08/31/51	1.950%(S)	3 Month LIBOR(1)(Q)	—	(59,650)	(59,650)
	1,400	08/31/51	1.990%(S)	3 Month LIBOR(1)(Q)	—	(80,501)	(80,501)
	1,100	09/17/51	2.010%(S)	3 Month LIBOR(1)(Q)	—	(66,744)	(66,744)
	700	10/27/51	1.665%(S)	3 Month LIBOR(1)(Q)	—	17,575	17,575
	2,000	12/15/51	2.000%(S)	3 Month LIBOR(1)(Q)	(82,647)	(108,542)	(25,895)
	1,400	12/15/51	2.000%(S)	3 Month LIBOR(1)(Q)	(62,944)	(75,979)	(13,035)
	1,500	12/23/51	2.090%(S)	3 Month LIBOR(1)(Q)	—	(113,690)	(113,690)
	700	01/27/52	1.620%(S)	3 Month LIBOR(1)(Q)	—	27,787	27,787
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	3,438	96,479	93,041
ZAR	22,700	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(908)	52,332	53,240
ZAR	29,900	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(8,135)	66,566	74,701
ZAR	15,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	381	43,689	43,308
ZAR	17,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(142)	63,546	63,688
ZAR	11,500	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(98)	45,460	45,558
ZAR	12,200	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(223)	136,889	137,112
ZAR	6,500	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(586)	4,325	4,911
ZAR	46,600	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(1,194)	770	1,964
ZAR	29,400	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(42,050)	(58,640)	(16,590)
ZAR	15,200	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	8,869	29,000	20,131

					$(1,156,161)	$(3,187,033)	$(2,030,872)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
KRW	9,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	$46,540	$(21,813)	$68,353	Bank of America, N.A.
MYR	20,900	06/16/31	3.000%(Q)	3 Month KLIBOR(1)(Q)	26,697	(13,081)	39,778	BNP Paribas S.A.
MYR	10,600	06/16/31	3.000%(Q)	3 Month KLIBOR(1)(Q)	13,540	1,106	12,434	Citibank, N.A.

					$86,777	$(33,788)	$120,565

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at June 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	+12bps(M)	BNP Paribas S.A.	2/15/22	3,775	$3,712	$—	$3,712
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +18bps(M)	JPMorgan Chase Bank, N.A.	1/14/22	(675)	(7,178)	—	(7,178)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +17bps(M)	Merrill Lynch International	2/15/22	14,305	152,082	—	152,082
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +17bps(M)	Citibank, N.A.	2/15/22	21,949	233,347	—	233,347
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +17bps(M)	BNP Paribas S.A.	2/15/22	28,396	301,887	—	301,887
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +18bps(M)	Goldman Sachs International	2/15/22	24,218	257,348	—	257,348
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +19bps(M)	BNP Paribas S.A.	2/15/22	4,796	55,909	—	55,909
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +19bps(M)	Goldman Sachs International	2/15/22	34,958	407,520	—	407,520
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +19bps(M)	BNP Paribas S.A.	2/15/22	116,395	1,236,412	—	1,236,412
Bloomberg Commodity Index(T)	–	Goldman Sachs International	8/02/21	97	15,311	—	15,311
Bloomberg Commodity Index(T)	–	Goldman Sachs International	8/05/21	98	13,711	—	13,711
Bloomberg Commodity Index(T)	–	Goldman Sachs International	8/10/21	175	6,828	—	6,828

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Total return swap agreements outstanding at June 30, 2021 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Bloomberg Commodity Index(T)	–	Goldman Sachs International	11/23/21	(34)	$(814)	$—	$(814)
Bloomberg Commodity Index(T)	–	Goldman Sachs International	1/14/22	441	71,872	—	71,872
Bloomberg Commodity Index(T)	–	JPMorgan Chase Bank, N.A.	1/18/22	493	86,705	—	86,705
Bloomberg Commodity Index(T)	–	UBS AG Stamford	3/02/22	135	14,228	—	14,228
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	3/02/22	209	22,406	—	22,406
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/15/22	6,160	(181,534)	—	(181,534)
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +20bps(M)	Citibank, N.A.	2/15/22	47,549	468,065	—	468,065
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +26bps(M)	JPMorgan Chase Bank, N.A.	10/06/21	42,770	(433)	—	(433)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +31bps(M)	Morgan Stanley & Co. International PLC	5/04/22	891	(10)	—	(10)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +36bps(M)	Citibank, N.A.	5/11/22	179,306	1,999,529	—	1,999,529
European Refined Margin, fixed price $3.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	4,618	—	4,618
European Refined Margin, fixed price $3.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	1,904	—	1,904
European Refined Margin, fixed price $3.47(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	2,515	—	2,515
European Refined Margin, fixed price $3.50(T)(3)	–	Goldman Sachs International	12/31/21	1	1,239	—	1,239
European Refined Margin, fixed price $5.30(T)(3)	–	BNP Paribas S.A.	12/31/21	10	73	(1,296)	1,369
European Refined Margin, fixed price $6.12(T)(3)	–	BNP Paribas S.A.	12/31/21	2	(830)	(1,189)	359
European Refined Margin, fixed price $6.20(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/22	2	1,103	—	1,103
European Refined Margin, fixed price $6.21(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/22	2	1,446	—	1,446
European Refined Margin, fixed price $6.35(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	3	(2,256)	(2,222)	(34)
Heating Oil - Brent Spread, fixed price $11.99(T)(3)	–	BNP Paribas S.A.	12/31/21	(1)	(2,634)	—	(2,634)
Heating Oil - Brent Spread, fixed price $14.08(T)(3)	–	Goldman Sachs International	12/31/21	1	1,382	—	1,382
Heating Oil - Brent Spread, fixed price $15.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	561	—	561
Heating Oil - Brent Spread, fixed price $15.50(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	1	616	(13)	629
Heating Oil - Brent Spread, fixed price $15.67(T)(3)	–	Citibank, N.A.	12/31/21	2	1,647	(298)	1,945

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Total return swap agreements outstanding at June 30, 2021 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Heating Oil - Brent Spread, fixed price $17.32(T)(3)	–	Goldman Sachs International	12/31/21	(4)	$3,365	$—	$3,365
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	(35,700)	(1,429,691)	—	(1,429,691)
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	899	2,157	(2,517)	4,674
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	12/31/21	6,449	—	—	—
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	2/15/22	11,277	(10,900)	—	(10,900)
KC Hard Red Winter Wheat Weekly Options, fixed price $602.50(T)(3)	–	Goldman Sachs International	8/27/21	23	12,710	—	12,710
KC Hard Red Winter Wheat Weekly Options, fixed price $612.00(T)(3)	–	Goldman Sachs International	8/27/21	23	10,573	—	10,573
KC Hard Red Winter Wheat Weekly Options, fixed price $626.00(T)(3)	–	Goldman Sachs International	8/27/21	20	6,598	—	6,598
LLSDUB, fixed price $(1.25)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	(1,402)	—	(1,402)
LLSDUB, fixed price $(1.25)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	(1,402)	—	(1,402)
LLSDUB, fixed price $(1.70)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	(4)	4,424	—	4,424
LLSDUB, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	3,721	—	3,721
LLSDUB, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	3,721	—	3,721
LLSDUB, fixed price $(2.50)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	3,439	—	3,439
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	6/30/22	(3)	150	—	150
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(2)	147	—	147
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(1)	79	—	79
LLSMEH, fixed price $1.05(T)(3)	–	JPMorgan Chase Bank, N.A.	6/30/22	(1)	60	—	60
London Gold Market Fixing Ltd. PM, pay fixed price $1771.16(T)(3)	–	Merrill Lynch International	7/29/21	2	(121)	—	(121)
London Gold Market Fixing Ltd. PM, pay fixed price $1821.83(T)(3)	–	Merrill Lynch International	7/29/21	—(r)	(15,217)	—	(15,217)
London Gold Market Fixing Ltd. PM, pay strike 4.347%(T)(4)	–	JPMorgan Chase Bank, N.A.	3/04/22	6,919	123,651	—	123,651
London Gold Market Fixing Ltd. PM, pay strike 5.153%(T)(4)	–	UBS AG Stamford	12/05/22	441	7,679	—	7,679
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JPMorgan Chase Bank, N.A.	8/02/24	138	3,318	—	3,318

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Total return swap agreements outstanding at June 30, 2021 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Margin Eurobob Gasoline vs Brent, fixed price $(1.90)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	$12,621	$—	$12,621
Margin Eurobob Gasoline vs Brent, fixed price $3.55(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	3,042	—	3,042
Margin Eurobob Gasoline vs Brent, fixed price $5.25(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	6	20,223	—	20,223
Margin Eurobob Gasoline vs Brent, fixed price $5.75(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	1,722	—	1,722
Margin Eurobob Gasoline vs Brent, fixed price $5.90(T)(3)	–	BNP Paribas S.A.	12/31/21	4	9,794	(8,558)	18,352
Margin Eurobob Gasoline vs Brent, fixed price $7.70(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	6	5,694	(15,601)	21,295
MEHCO, fixed price $(2.28)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	1,012	—	1,012
MEHCO, fixed price $(2.30)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(4)	1,084	—	1,084
MEHCO, fixed price $(2.30)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	361	—	361
MEHCO, fixed price $(2.33)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	794	—	794
MEHCO, fixed price $(2.35)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	421	—	421
MEHCO, fixed price $(2.36)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	433	—	433
MEHCO, fixed price $(2.68)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	816	—	816
MEHCO, fixed price $(2.82)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(7)	5,904	(22)	5,926
MEHMID, fixed price $1.84(T)(3)	–	Citibank, N.A.	12/31/21	2	(2,830)	(17)	(2,813)
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	2/15/22	9,684	84,383	—	84,383
TTF-NBP Spread, fixed price $(3.43)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	GBP (92)	89	—	89
TTF-NBP Spread, fixed price $(4.00)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(1,334)	—	(1,334)
TTF-NBP Spread, fixed price $(4.05)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(1,208)	—	(1,208)
TTF-NBP Spread, fixed price $(4.12)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(1,032)	—	(1,032)
TTF-NBP Spread, fixed price $(4.30)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(579)	—	(579)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Total return swap agreements outstanding at June 30, 2021 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
TTF-NBP Spread, fixed price $(4.35)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP	(182)	$(453)	$—	$(453)
TTF-NBP Spread, fixed price $(5.00)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP	(450)	(4,420)	—	(4,420)
TTF-NBP Spread, fixed price $(5.15)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP	(225)	(1,743)	—	(1,743)
TTF-NBP Spread, fixed price $(5.36)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP	(315)	(1,525)	—	(1,525)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $6.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1		1,395	—	1,395
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $6.63(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1		1,179	—	1,179
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.03(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1		(850)	—	(850)
ULSD 10PPM CIF (diesel) -Dated Brent Spread, fixed price $9.17(T)(3)	–	BNP Paribas S.A.	12/31/21	2		(2,801)	(1,289)	(1,512)
Wheat Futures, fixed price $644.75(T)(3)	–	Goldman Sachs International	8/27/21	(50)		(17,370)	—	(17,370)
Wheat Futures, fixed price $661.75(T)(3)	–	BNP Paribas S.A.	8/27/21	(7)		(1,319)	—	(1,319)
Wheat Futures, fixed price		JPMorgan Chase
$680.00(T)(3)	–	Bank, N.A.	8/27/21	(20)		100	—	100
Wheat Futures, fixed price $686.25(T)(3)	–	BNP Paribas S.A.	8/27/21	(15)		1,016	—	1,016
Wheat Futures, fixed price $695.38(T)(3)	–	BNP Paribas S.A.	11/26/21	(8)		780	—	780

						$4,010,745	$(33,022)	$4,043,767

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(3)

Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.

(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$110,506	$(918,387)	$9,040,116	$(4,553,612)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Reverse repurchase agreement outstanding at June 30, 2021:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2021
Barclays Bank PLC	(0.500)%	08/31/20	$294,369	09/15/22	$294,369

During the reporting period ended June 30, 2021, Advanced Strategies held reverse repurchase agreements the entire period with an average value of $25,099,932 and a daily weighted average interest rate of 1.01%. In addition, sovereign bonds with a market value of $911,552 have been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding at period end.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,100,000	$ 8,832,584
Goldman Sachs & Co. LLC	5,210,447	58,097,199
Morgan Stanley & Co. LLC	2,895,000	9,436,579
Total	$9,205,447	$76,366,362

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$287,133,816	$—	$—
Common Stocks	3,077,180,620	1,464,175,014	21,766
Exchange-Traded Funds	139,584,030	—	—
Preferred Stocks	11,381,035	5,723,802	—
Asset-Backed Securities
Automobiles	—	11,374,261	—
Collateralized Loan Obligations	—	174,941,642	—
Consumer Loans	—	13,587,343	—
Credit Cards	—	2,958,528	—
Home Equity Loans	—	29,155,399	—
Other	—	3,738,007	—
Residential Mortgage-Backed Securities	—	72,016,525	—
Student Loans	—	9,159,068	—
Bank Loans	—	6,245,929	—
Commercial Mortgage-Backed Securities	—	114,342,664	—
Corporate Bonds	—	757,701,521	—
Municipal Bonds	—	21,240,709	—
Residential Mortgage-Backed Securities	—	200,741,581	2,516,068
Sovereign Bonds	—	438,688,675	—
U.S. Government Agency Obligations	—	159,930,922	—
U.S. Treasury Obligations	—	1,023,369,628	—
Short-Term Investments
Affiliated Mutual Funds	1,512,022,473	—	—
Foreign Treasury Obligations	—	10,330,649	—
Repurchase Agreements	—	188,200,000	—

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Government Agency Obligation	$—	$1,999,721	$—
U.S. Treasury Obligations	—	59,056,444	—
Options Purchased	11,581	1,925,282	—

Total	$5,027,313,555	$4,770,603,314	$2,537,834

Liabilities
Options Written	$(558,536)	$(2,422,004)	$(1,733)

Other Financial Instruments*
Assets
Financial Futures Contracts	$12,370,467	$—	$—
Commodity Futures Contracts	5,268,911	—	—
OTC Forward Foreign Currency Exchange Contracts	—	13,077,626	—
OTC Packaged Credit Default Swap Agreements	—	2,705,681	—
Centrally Cleared Credit Default Swap Agreements	—	322,653	—
OTC Credit Default Swap Agreements	—	108,320	3,620
OTC Currency Swap Agreements	—	50,051	—
Centrally Cleared Inflation Swap Agreements	—	1,587,677	—
Centrally Cleared Interest Rate Swap Agreements	—	9,029,047	—
OTC Interest Rate Swap Agreements	—	86,777	—
OTC Total Return Swap Agreements	—	5,702,631	—

Total	$17,639,378	$32,670,463	$3,620

Liabilities
Forward Commitment Contracts	$—	$(55,731,888)	$—
Financial Futures Contracts	(12,812,262)	—	—
Commodity Futures Contracts	(4,062,295)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,598,082)	—
OTC Packaged Credit Default Swap Agreements	—	(2,795,622)	—
Centrally Cleared Credit Default Swap Agreements	—	(1,063,708)	—
OTC Credit Default Swap Agreements	—	(490,949)	—
Centrally Cleared Inflation Swap Agreements	—	(5,350,520)	—
Centrally Cleared Interest Rate Swap Agreements	—	(11,059,919)	—
OTC Total Return Swap Agreements	—	(1,691,886)	—

Total	$(16,874,557)	$(80,782,574)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	20.3%
U.S. Treasury Obligations	12.3
Banks	5.8
Sovereign Bonds	4.9
Software	3.7
Residential Mortgage-Backed Securities	3.1
Pharmaceuticals	3.0
Equity Real Estate Investment Trusts (REITs)	2.9
Semiconductors & Semiconductor Equipment	2.7
Health Care Equipment & Supplies	2.3
Insurance	2.2

Interactive Media & Services	2.1%
Repurchase Agreements	2.1
Collateralized Loan Obligations	2.0
IT Services	1.9
U.S. Government Agency Obligations	1.8
Capital Markets	1.7
Oil, Gas & Consumable Fuels	1.7
Internet & Direct Marketing Retail	1.7
Machinery	1.6
Exchange-Traded Funds	1.6
Aerospace & Defense	1.4
Chemicals	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Commercial Mortgage-Backed Securities	1.3%
Electric Utilities	1.0
Air Freight & Logistics	1.0
Entertainment	0.9
Life Sciences Tools & Services	0.9
Oil & Gas	0.9
Industrial Conglomerates	0.9
Hotels, Restaurants & Leisure	0.9
Media	0.9
Diversified Financial Services	0.7
Electronic Equipment, Instruments & Components	0.7
Biotechnology	0.7
Food Products	0.7
Beverages	0.7
Food & Staples Retailing	0.6
Health Care Providers & Services	0.6
Automobiles	0.6
Textiles, Apparel & Luxury Goods	0.6
Building Products	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Airlines	0.5
Professional Services	0.5
Multi-Utilities	0.4
Containers & Packaging	0.4
Trading Companies & Distributors	0.4
Tobacco	0.4
Personal Products	0.4
Specialty Retail	0.4
Pipelines	0.4
Home Equity Loans	0.3
Communications Equipment	0.3
Diversified Telecommunication Services	0.3
Auto Components	0.3
Health Care Technology	0.3
Electric	0.3
Telecommunications	0.3
Auto Manufacturers	0.3
Household Products	0.3
Municipal Bonds	0.2
Road & Rail	0.2
Construction & Engineering	0.2
Electrical Equipment	0.2
Real Estate Investment Trusts (REITs)	0.2
Household Durables	0.2
Thrifts & Mortgage Finance	0.2
Consumer Loans	0.2
Multiline Retail	0.2

Retail	0.2%
Energy Equipment & Services	0.1
Construction Materials	0.1
Foreign Treasury Obligations	0.1
Foods	0.1
Healthcare-Services	0.1
Miscellaneous Manufacturing	0.1
Commercial Services	0.1
Real Estate Management & Development	0.1
Student Loans	0.1
Marine	0.1
Wireless Telecommunication Services	0.1
Mining	0.1
Semiconductors	0.1
Healthcare-Products	0.1
Internet	0.1
Transportation	0.1
Real Estate	0.1
Diversified Consumer Services	0.1
Multi-National	0.1
Other	0.1
Auto Parts & Equipment	0.0	*
Gas Utilities	0.0	*
Savings & Loans	0.0	*
Trucking & Leasing	0.0	*
Gas	0.0	*
Credit Cards	0.0	*
Lodging	0.0	*
Machinery-Diversified	0.0	*
Building Materials	0.0	*
Transportation Infrastructure	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*
Home Builders	0.0	*
Paper & Forest Products	0.0	*
Options Purchased	0.0	*
Computers	0.0	*
Consumer Finance	0.0	*
Engineering & Construction	0.0	*
Housewares	0.0	*
Oil & Gas Services	0.0	*

	110.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(10.7)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$5,268,911	*	Due from/to broker-variation margin futures	$4,062,295	*
Commodity contracts	—	—		Premiums received for OTC swap agreements	30,505
Commodity contracts	—	—		Options written outstanding, at value	690,487
Commodity contracts	Unrealized appreciation on OTC swap agreements	3,727,092		Unrealized depreciation on OTC swap agreements	257,394
Credit contracts	Due from/to broker-variation margin swaps	322,653	*	Due from/to broker-variation margin swaps	1,063,708	*
Credit contracts	Premiums paid for OTC swap agreements	109,400		Premiums received for OTC swap agreements	850,471
Credit contracts	Unaffiliated investments	65,201		Options written outstanding, at value	229,374
Credit contracts	Unrealized appreciation on OTC swap agreements	3,138,205		Unrealized depreciation on OTC swap agreements	2,866,084
Equity contracts	Due from/to broker-variation margin futures	6,653,063	*	Due from/to broker-variation margin futures	8,708,816	*
Equity contracts	Unrealized appreciation on OTC swap agreements	1,999,529		Unrealized depreciation on OTC swap agreements	443
Foreign exchange contracts		—		Options written outstanding, at value	58,612
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	13,077,626		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,598,082
Interest rate contracts	Due from/to broker-variation margin futures	5,717,404	*	Due from/to broker-variation margin futures	4,103,446	*
Interest rate contracts	Due from/to broker-variation margin swaps	10,616,724	*	Due from/to broker-variation margin swaps	16,410,439	*
Interest rate contracts	Premiums paid for OTC swap agreements	1,106		Premiums received for OTC swap agreements	37,411
Interest rate contracts	Unaffiliated investments	1,871,622		Options written outstanding, at value	2,003,800
Interest rate contracts	Unrealized appreciation on OTC swap agreements	175,290		Unrealized depreciation on OTC swap agreements	1,429,691

		$52,743,866			$45,401,058

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$—	$(1,291,737)	$(273,674)	$—	$65,145,872
Credit contracts	—	366,086	—	—	(1,246,956)
Equity contracts	—	—	134,161,542	—	26,418,625
Foreign exchange contracts	(162,527)	234,599	—	(11,510,174)	—
Interest rate contracts	247,995	1,022,721	(17,213,425)	—	1,858,881

Total	$85,468	$331,669	$116,674,443	$(11,510,174)	$92,176,422

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$—	$256,823	$135,142	$—	$(4,854,168)
Credit contracts	(169,307)	81,236	—	—	(153,418)
Equity contracts	—	—	(20,114,142)	—	2,035,483
Foreign exchange contracts	160,817	(38,087)	—	19,466,811	—
Interest rate contracts	1,085,853	(663,527)	2,551,865	—	(10,968,996)

Total	$1,077,363	$(363,555)	$(17,427,135)	$19,466,811	$(13,941,099)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$1,520,977	$747,853,824	$2,074,638,041	$956,309,544	$232,755,677

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$858,969,072	$1,398,987,309	$242,974,286

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$107,642,719	$11,109,000	$521,237,819	$243,911,680

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$215,868,270	$(215,868,270)	$—
Repurchase Agreements	Bank of America Securities, Inc.	188,200,000	(188,200,000)	—
Reverse Repurchase Agreements	Barclays Bank PLC	(294,369)	294,369	—

		$403,773,901

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3)	$398,175	$—	$398,175	$(275,951)	$122,224
Bank of America, N.A.(4-a)	81,307	(80,704)	603	—	603
Bank of America, N.A.(4-b)	—	(390)	(390)	390	—
Barclays Bank PLC(3)	13,232	(61,534)	(48,302)	—	(48,302)
Barclays Bank PLC(4-a)	47,850	(40,489)	7,361	—	7,361
Barclays Bank PLC(4-b)	238,295	(241,069)	(2,774)	—	(2,774)
BNP Paribas S.A.(3)	42,115	(94,254)	(52,139)	—	(52,139)
BNP Paribas S.A.(4-a)	410,166	(438,320)	(28,154)	28,154	—
BNP Paribas S.A.(4-b)	2,572,464	(854,704)	1,717,760	—	1,717,760
Canadian Imperial Bank of Commerce(4-b)	84,383	—	84,383	—	84,383
Citibank, N.A.(3)	1,858,700	(430,990)	1,427,710	(1,079,990)	347,720
Citibank, N.A.(4-a)	1,072,033	(429,335)	642,698	(642,698)	—
Citibank, N.A.(4-b)	2,843,126	(121,190)	2,721,936	(2,459,267)	262,669
Credit Suisse International(3)	4,674	(2,517)	2,157	—	2,157
Credit Suisse International(4-a)	—	(6,999)	(6,999)	—	(6,999)
Credit Suisse International(4-b)	—	(3,110)	(3,110)	—	(3,110)
Deutsche Bank AG(3)	7,370	(9,754)	(2,384)	—	(2,384)
Deutsche Bank AG(4-a)	—	(12,061)	(12,061)	—	(12,061)
Deutsche Bank AG(4-b)	197,261	(175,333)	21,928	(21,928)	—
Goldman Sachs Bank USA(4-a)	1,337,332	(341,467)	995,865	(930,000)	65,865
Goldman Sachs Bank USA(4-b)	571,725	(40,258)	531,467	(531,467)	—
Goldman Sachs International(3)	16,874	(38,094)	(21,220)	—	(21,220)
Goldman Sachs International(4-a)	31,633	(1,624,719)	(1,593,086)	1,466,259	(126,827)
Goldman Sachs International(4-b)	868,246	(329,549)	538,697	—	538,697
HSBC Bank USA, N.A.(4-a)	1,075,201	(213,647)	861,554	(790,000)	71,554
HSBC Bank USA, N.A.(4-b)	19,528	(75,229)	(55,701)	55,701	—
JPMorgan Chase Bank, N.A.(3)	27,866	(27,641)	225	—	225
JPMorgan Chase Bank, N.A.(4-a)	131,808	(250,670)	(118,862)	118,862	—
JPMorgan Chase Bank, N.A.(4-b)	584,427	(221,507)	362,920	(362,920)	—
Merrill Lynch International(4-b)	198,036	(55,199)	142,837	—	142,837
Morgan Stanley & Co. International PLC(3)	2,775,204	(2,865,145)	(89,941)	89,941	—
Morgan Stanley & Co. International PLC(4-a)	75,810	(347,496)	(271,686)	271,686	—
Morgan Stanley & Co. International PLC(4-b)	71,031	(70,364)	667	—	667
Morgan Stanley Capital Services LLC(4-a)	43,068	(100,635)	(57,567)	57,567	—
Morgan Stanley Capital Services LLC(4-b)	466,419	(373,021)	93,398	(93,398)	—
NatWest Markets PLC(4-a)	—	(140,310)	(140,310)	140,310	—
Societe Generale Paris(4-b)	82,520	(83,250)	(730)	—	(730)
Standard Chartered Bank, London(4-a)	3,482,286	(9,486)	3,472,800	(3,040,000)	432,800
Standard Chartered Bank, London(4-b)	2,190,026	—	2,190,026	(1,920,000)	270,026
The Toronto-Dominion Bank(3)	6,191	—	6,191	—	6,191
UBS AG Stamford(3)	88,786	(89,315)	(529)	—	(529)
UBS AG Stamford(4-a)	87,969	(67,083)	20,886	—	20,886
UBS AG Stamford(4-b)	51,055	(126,214)	(75,159)	71,200	(3,959)

	$24,154,192	$(10,493,052)	$13,661,140	$(9,847,549)	$3,813,591

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Fixed Income (Core Plus)
(4-a)	PIMCO (International Hedge)
(4-b)	PIMCO (Real Return)

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $215,868,270:
Unaffiliated investments (cost $6,591,475,080)	$8,001,298,414
Affiliated investments (cost $1,675,861,226)	1,799,156,289
Foreign currency, at value (cost $10,772,550)	10,607,085
Receivable for investments sold	340,078,414
Dividends and interest receivable	21,505,493
Unrealized appreciation on OTC forward foreign currency exchange contracts	13,077,626
Deposit with broker for centrally cleared/exchange-traded derivatives	9,205,447
Unrealized appreciation on OTC swap agreements	9,040,116
Tax reclaim receivable	7,696,286
Due from broker-variation margin swaps	1,007,220
Premiums paid for OTC swap agreements	110,506
Receivable from affiliate	58,984
Receivable for Portfolio shares sold	9,442
Prepaid expenses and other assets	1,378,438

Total Assets	10,214,229,760

LIABILITIES
Payable for investments purchased	1,047,639,744
Payable to broker for collateral for securities on loan	221,594,867
Forward commitment contracts, at value (proceeds receivable $55,366,105)	55,731,888
Cash segregated from counterparty - OTC and TBA	16,416,267
Unrealized depreciation on OTC swap agreements	4,553,612
Options written outstanding, at value (premiums received $3,398,263)	2,982,273
Payable for Portfolio shares purchased	2,828,829
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,598,082
Management fee payable	2,545,334
Payable to affiliate	2,485,606
Accrued expenses and other liabilities	1,001,472
Premiums received for OTC swap agreements	918,387
Due to broker-variation margin futures	684,100
Distribution fee payable	352,498
Reverse repurchase agreements	294,369
Payable to custodian	4,601
Affiliated transfer agent fee payable	433

Total Liabilities	1,362,632,362

NET ASSETS	$8,851,597,398

Net assets were comprised of: Partners’ Equity	$8,851,597,398

Net asset value and redemption price per share, $8,851,597,398 / 337,445,382 outstanding shares of beneficial interest	$26.23

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,486,337 foreign withholding tax, of which $414,044 is reimbursable by an affiliate)	$45,117,044
Interest income (net of $66,565 foreign withholding tax)	40,433,902
Affiliated dividend income	933,388
Income from securities lending, net (including affiliated income of $53,164)	391,382

Total income	86,875,716

EXPENSES
Management fee	27,715,909
Distribution fee	10,485,825
Custodian and accounting fees	573,528
Trustees’ fees	55,704
Audit fee	45,772
Legal fees and expenses	27,760
Shareholders’ reports	8,018
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,602
Miscellaneous	92,751

Total expenses	39,008,869
Less: Fee waiver and/or expense reimbursement	(1,945,398)

Net expenses	37,063,471

NET INVESTMENT INCOME (LOSS)	49,812,245

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $9,370,986) (net of foreign capital gains taxes $11,979)	268,489,240
Futures transactions	116,674,443
Forward currency contract transactions	(11,510,174)
Options written transactions	331,669
Swap agreements transactions	92,176,422
Foreign currency transactions	4,701,139

470,862,739

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $30,663,878) (net of change in foreign capital gains taxes $819,829)	288,013,980
Futures	(17,427,135)
Forward currency contracts	19,466,811
Options written	(363,555)
Swap agreements.	(13,941,099)
Foreign currencies	501,154

276,250,156

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	747,112,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$796,925,140

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$49,812,245	$82,979,151
Net realized gain (loss) on investment and foreign currency transactions	470,862,739	521,520,976
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	276,250,156	26,991,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	796,925,140	631,492,033

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [169,816 and 143,101,502 shares, respectively]	4,229,856	2,652,405,111
Portfolio shares purchased [22,744,292 and 188,052,098 shares, respectively]	(570,983,032)	(3,420,186,134)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(566,753,176)	(767,781,023)

TOTAL INCREASE (DECREASE)	230,171,964	(136,288,990)
NET ASSETS:
Beginning of period	8,621,425,434	8,757,714,424

End of period	$8,851,597,398	$8,621,425,434

SEE NOTES TO FINANCIAL STATEMENTS.

A 78

AST ALLIANZGI WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 93.6%
COMMON STOCKS — 60.9%
Argentina — 0.4%
MercadoLibre, Inc.*(a)	13,636	$21,242,024

Australia — 0.9%
Aurizon Holdings Ltd.	223,682	624,510
CSL Ltd.	26,962	5,779,095
Domino’s Pizza Enterprises Ltd.	175,344	15,866,262
Fortescue Metals Group Ltd.	349,376	6,142,532
Goodman Group, REIT	257,527	4,084,706
Mineral Resources Ltd.	49,554	2,012,308
Rio Tinto PLC	95,823	7,933,753
Santos Ltd.	310,691	1,658,341
Wesfarmers Ltd.	102,023	4,527,916

		48,629,423

Austria — 0.1%
OMV AG	31,678	1,814,998
Raiffeisen Bank International AG	58,570	1,329,067

		3,144,065

Belgium — 0.1%
Ageas SA/NV	41,037	2,275,976
Etablissements Franz Colruyt NV	17,107	958,194
Sofina SA	1,605	693,720
UCB SA	26,268	2,739,862

		6,667,752

Bermuda — 0.0%
Triton International Ltd.	21,037	1,101,077

Brazil — 0.3%
StoneCo Ltd. (Class A Stock)*	246,822	16,551,883

Canada — 2.0%
Algonquin Power & Utilities Corp.(a)	14,572	217,122
Alimentation Couche-Tard, Inc. (Class B Stock)	321,743	11,822,680
BCE, Inc.	47,582	2,346,473
Canadian Apartment Properties REIT, REIT	30,140	1,413,147
Canadian Natural Resources Ltd.	14,364	521,442
Canadian Pacific Railway Ltd.	110,195	8,473,530
Canadian Tire Corp. Ltd. (Class A Stock)	17,713	2,802,986
Canadian Utilities Ltd. (Class A Stock)	4,088	113,446
Cogeco Communications, Inc.	9,093	889,127
Constellation Software, Inc.	6,459	9,782,342
Dollarama, Inc.	83,115	3,804,409
Empire Co. Ltd. (Class A Stock)	12,531	395,258
Enbridge, Inc.	95,010	3,803,926
Fortis, Inc.	4,086	180,864
George Weston Ltd.	17,580	1,675,603
Hydro One Ltd., 144A	48,999	1,184,261
iA Financial Corp., Inc.	22,796	1,241,128
Keyera Corp.(a)	53,193	1,429,379
Linamar Corp.	19,846	1,244,778
Loblaw Cos. Ltd.	43,568	2,681,351
Magna International, Inc.	60,424	5,594,436
Manulife Financial Corp.	283,008	5,570,664
Metro, Inc.	48,388	2,319,860
Northland Power, Inc.	35,235	1,202,072

	Shares	Value

COMMON STOCKS (continued)
Canada (cont’d.)
Nutrien Ltd. (XTSE)	25,331	$1,534,859
Nutrien Ltd. (NYSE)(a)	9,611	582,523
Open Text Corp.	41,680	2,116,615
Power Corp. of Canada	119,153	3,766,065
Quebecor, Inc. (Class B Stock)	44,047	1,174,729
Shopify, Inc. (Class A Stock) (NYSE)*(a)	6,755	9,868,920
Shopify, Inc. (Class A Stock) (XTSE)*	5,744	8,400,391
TC Energy Corp.	50,077	2,477,995
Teck Resources Ltd. (Class B Stock)	117,793	2,712,964
TFI International, Inc.	22,108	2,018,363

		105,363,708

China — 1.4%
Alibaba Group Holding Ltd., ADR*	107,956	24,482,262
New Oriental Education & Technology Group, Inc., ADR*	202,300	1,656,837
Prosus NV*	81,198	7,968,635
SITC International Holdings Co. Ltd.	356,000	1,490,232
TAL Education Group, ADR*	40,874	1,031,251
Tencent Holdings Ltd.	347,291	26,191,769
Tencent Music Entertainment Group, ADR*	567,746	8,788,708
Yangzijiang Shipbuilding Holdings Ltd.	2,095,000	2,126,712

		73,736,406

Costa Rica — 0.0%
Establishment Labs Holdings, Inc.*	8,727	762,216

Denmark — 1.6%
Ambu A/S (Class B Stock)(a)	626,645	24,128,877
Carlsberg A/S (Class B Stock)	13,251	2,471,610
DSV Panalpina A/S	69,181	16,152,566
Netcompany Group A/S, 144A	164,661	18,738,654
Novo Nordisk A/S (Class B Stock)	149,346	12,515,298
Orsted A/S, 144A	30,486	4,312,235
Royal Unibrew A/S	10,231	1,303,967
Vestas Wind Systems A/S	27,340	1,069,145

		80,692,352

Finland — 0.1%
Kesko OYJ (Class B Stock)	46,790	1,729,618
Neste OYJ	34,797	2,133,524
Valmet OYJ	53,289	2,330,507

		6,193,649

France — 1.0%
Alten SA	4,504	597,710
Atos SE	31,980	1,948,462
AXA SA	91,897	2,333,821
Bouygues SA	79,365	2,936,816
Cie Generale des Etablissements Michelin SCA	30,208	4,819,993
Credit Agricole SA	103,170	1,447,495
Eiffage SA	24,634	2,511,968
Faurecia SE	48,464	2,382,734
Hermes International	647	944,656
Ipsen SA	13,345	1,389,120
Klepierre SA, REIT	44,256	1,141,686

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
France (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE	4,941	$3,880,389
Orange SA(a)	290,364	3,315,649
Sanofi	68,783	7,218,884
Teleperformance	15,685	6,379,087
TotalEnergies SE	91,325	4,136,545
Unibail-Rodamco-Westfield, REIT*(a)	47,836	4,133,824

		51,518,839

Germany — 1.4%
Aareal Bank AG	29,148	673,249
adidas AG	22,027	8,216,878
Aroundtown SA(a)	249,337	1,947,194
Bayerische Motoren Werke AG	24,441	2,593,384
Bechtle AG	76,009	14,135,295
Deutsche Bank AG*	37,310	487,039
Deutsche Pfandbriefbank AG, 144A	86,482	856,846
Deutsche Telekom AG	246,192	5,207,550
GRENKE AG(a)	48,105	2,112,026
HeidelbergCement AG	13,870	1,191,117
HOCHTIEF AG(a)	12,519	963,519
Infineon Technologies AG	442,824	17,828,438
Merck KGaA	21,502	4,124,271
SAP SE	23,069	3,249,888
TAG Immobilien AG	38,444	1,221,535
Zalando SE, 144A*	85,133	10,313,992

		75,122,221

Hong Kong — 0.5%
AIA Group Ltd.	916,704	11,418,816
Hong Kong Exchanges & Clearing Ltd.	55,300	3,298,435
Kerry Properties Ltd.	482,500	1,592,731
Swire Pacific Ltd. (Class A Stock)	287,000	1,946,036
Techtronic Industries Co. Ltd.	160,000	2,792,600
Xinyi Glass Holdings Ltd.	650,000	2,655,386

		23,704,004

India — 0.3%
HDFC Bank Ltd., ADR*	243,839	17,829,508

Ireland — 0.2%
AerCap Holdings NV*	40,733	2,085,937
Kingspan Group PLC	77,414	7,321,762

		9,407,699

Israel — 0.7%
Cognyte Software Ltd.*	28,240	691,880
Delek Group Ltd.*	21,133	1,422,974
Plus500 Ltd.	44,792	832,489
Wix.com Ltd.*	105,529	30,632,958

		33,580,301

Italy — 0.3%
Davide Campari-Milano NV	61,295	823,019
Enel SpA	626,890	5,841,474
Hera SpA	314,947	1,300,596
Poste Italiane SpA, 144A	268,794	3,553,905
UniCredit SpA	205,259	2,423,917

	Shares	Value

COMMON STOCKS (continued)
Italy (cont’d.)
Unipol Gruppo SpA	154,986	$846,338

		14,789,249

Japan — 2.4%
AGC, Inc.	59,600	2,499,886
BayCurrent Consulting, Inc.	6,700	2,407,765
Chubu Electric Power Co., Inc.	118,700	1,449,910
Dai Nippon Printing Co. Ltd.	185,100	3,912,086
Daiwa House Industry Co. Ltd.	71,200	2,137,349
Fuji Media Holdings, Inc.	74,000	821,260
Hitachi Ltd.	72,300	4,129,035
Honda Motor Co. Ltd.	153,400	4,894,558
ITOCHU Corp.	103,100	2,944,645
Japan Post Bank Co. Ltd.	197,700	1,665,652
KDDI Corp.	154,700	4,819,595
Keyence Corp.	6,734	3,398,719
Konica Minolta, Inc.	619,700	3,428,631
M3, Inc.	31,400	2,280,670
Marubeni Corp.	436,900	3,810,846
Mebuki Financial Group, Inc.	565,600	1,194,149
Medipal Holdings Corp.	48,200	920,415
Mitsubishi Corp.	124,600	3,405,852
Mitsubishi UFJ Financial Group, Inc.	577,600	3,117,912
Mitsui & Co. Ltd.	243,700	5,499,509
Mizuho Financial Group, Inc.	270,200	3,865,296
MonotaRO Co. Ltd.	143,383	3,395,374
Nagoya Railroad Co. Ltd.*	33,700	626,427
NEC Corp.	48,200	2,480,336
NGK Spark Plug Co. Ltd.	69,500	1,031,742
Nippon Telegraph & Telephone Corp.	216,700	5,639,058
Nomura Holdings, Inc.	555,600	2,839,306
Nomura Real Estate Holdings, Inc.	43,800	1,109,111
Obayashi Corp.	115,100	917,423
Rengo Co. Ltd.	77,300	644,501
Ricoh Co. Ltd.	315,200	3,532,617
Sanwa Holdings Corp.	63,100	774,550
Sawai Group Holdings Co. Ltd.	19,500	869,530
Sekisui House Ltd.	97,300	1,993,324
Seven & i Holdings Co. Ltd.	12,200	583,100
Shimano, Inc.	7,500	1,783,118
Shimizu Corp.	188,000	1,441,243
Sojitz Corp.	412,700	1,243,500
Sumitomo Chemical Co. Ltd.	659,700	3,503,047
Sumitomo Corp.	192,400	2,585,500
Sumitomo Forestry Co. Ltd.	54,200	990,420
Sumitomo Heavy Industries Ltd.	63,000	1,745,384
Sumitomo Metal Mining Co. Ltd.	23,400	915,206
Sumitomo Mitsui Financial Group, Inc.	53,900	1,854,105
Sumitomo Rubber Industries Ltd.	133,700	1,848,679
Teijin Ltd.	59,500	907,761
TIS, Inc.	52,200	1,332,900
Tobu Railway Co. Ltd.	35,800	925,416
Tokyu Fudosan Holdings Corp.	194,000	1,166,037
Toyo Seikan Group Holdings Ltd.	49,400	673,984
Toyota Motor Corp.	96,900	8,465,537
Welcia Holdings Co. Ltd.	39,600	1,293,568
Yamada Holdings Co. Ltd.	239,700	1,107,469

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Yokohama Rubber Co. Ltd. (The)	73,000	$1,569,263

		124,392,276

Jordan — 0.0%
Hikma Pharmaceuticals PLC	34,633	1,171,500

Netherlands — 1.1%
Adyen NV, 144A*	5,427	13,285,298
ASML Holding NV	36,518	25,167,342
ASR Nederland NV	43,911	1,697,899
Koninklijke Ahold Delhaize NV	211,674	6,289,454
Koninklijke Vopak NV	34,164	1,553,236
NN Group NV	101,107	4,779,059
Signify NV, 144A	46,510	2,948,930
Topicus.com, Inc.*	14,083	1,023,051
Wolters Kluwer NV	27,231	2,739,137

		59,483,406

New Zealand — 0.2%
Mainfreight Ltd.	163,649	8,809,956

Norway — 0.0%
Hermitage Offshore Services Ltd.*	124	1

Peru — 0.0%
Southern Copper Corp.	4,065	261,461

Portugal — 0.0%
Banco Comercial Portugues SA (Class R Stock)*	4,906,028	786,479

Puerto Rico — 0.1%
Popular, Inc.	60,742	4,558,687

Singapore — 0.0%
Kulicke & Soffa Industries, Inc.(a)	13,745	841,194

South Africa — 0.2%
Anglo American PLC	194,106	7,768,972
Capitec Bank Holdings Ltd.	38,869	4,588,285
Thungela Resources Ltd.*	19,410	52,220

		12,409,477

Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	61,476	1,649,046
Banco Bilbao Vizcaya Argentaria SA*	737,565	4,578,576
Banco Santander SA*	1,289,768	4,937,560
Global Dominion Access SA, 144A	51,952	269,666
Iberdrola SA	444,335	5,417,253
Repsol SA(a)	273,022	3,427,266

		20,279,367

Sweden — 1.4%
AddTech AB (Class B Stock)	425,234	7,058,611
Assa Abloy AB (Class B Stock)	366,568	11,065,843
Atlas Copco AB (Class A Stock)	173,002	10,615,335
Epiroc AB (Class A Stock)	185,337	4,229,226
Fastighets AB Balder (Class B Stock)*	24,360	1,527,926
Hexagon AB (Class B Stock)	415,464	6,160,753
Hexpol AB	792,402	9,791,334
Intrum AB	31,817	1,042,435
Investor AB (Class B Stock)	235,028	5,422,082

	Shares	Value

COMMON STOCKS (continued)
Sweden (cont’d.)
OW Bunker A/S*^	53,469	$—
Skandinaviska Enskilda Banken AB (Class A Stock)	319,642	4,132,106
Skanska AB (Class B Stock)	79,298	2,103,842
Swedish Match AB	529,860	4,522,349
Volvo AB (Class B Stock)(a)	180,865	4,365,517

		72,037,359

Switzerland — 1.2%
Baloise Holding AG	11,407	1,780,344
Cembra Money Bank AG	8,367	939,692
Logitech International SA	24,911	3,018,852
Nestle SA	90,925	11,327,569
Novartis AG	9,393	856,164
Partners Group Holding AG	8,642	13,110,407
Sika AG	35,743	11,732,284
STMicroelectronics NV	100,821	3,670,560
Swiss Life Holding AG	9,537	4,639,291
UBS Group AG	147,875	2,264,491
VAT Group AG, 144A	13,965	4,654,674
Zurich Insurance Group AG	10,834	4,351,101

		62,345,429

Taiwan — 0.8%
Sea Ltd., ADR*(a)	121,670	33,410,582
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,239	6,877,838

		40,288,420

Turkey — 0.0%
Eldorado Gold Corp.*	84,623	840,359

United Kingdom — 0.9%
3i Group PLC	126,974	2,069,097
Barratt Developments PLC	323,744	3,113,816
British American Tobacco PLC	174,802	6,791,143
BT Group PLC*	920,412	2,477,810
DCC PLC	60,816	4,987,076
Diploma PLC	59,093	2,385,449
Experian PLC	88,171	3,404,573
GlaxoSmithKline PLC	311,447	6,124,638
Harbour Energy PLC*	113,618	596,708
J Sainsbury PLC	502,091	1,890,394
JD Sports Fashion PLC	142,832	1,820,919
Lloyds Banking Group PLC	3,642,408	2,361,550
Micro Focus International PLC	121,236	918,251
Persimmon PLC	75,484	3,103,982
Royal Mail PLC*	174,522	1,396,312
Tesco PLC	444,768	1,372,478

		44,814,196

United States — 40.9%
3M Co.	5,451	1,082,732
Abbott Laboratories	34,767	4,030,538
AbbVie, Inc.	18,606	2,095,780
Accenture PLC (Class A Stock)	17,001	5,011,725
ACCO Brands Corp.	90,403	780,178
Activision Blizzard, Inc.	154,999	14,793,105
Adaptive Biotechnologies Corp.*(a)	141,769	5,792,681

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Adobe, Inc.*	42,690	$25,000,972
Advanced Micro Devices, Inc.*	69,542	6,532,080
AG Mortgage Investment Trust, Inc., REIT	48,190	205,771
AGCO Corp.	5,356	698,315
AGNC Investment Corp., REIT	18,207	307,516
Air Products & Chemicals, Inc.	23,620	6,795,002
Alexion Pharmaceuticals, Inc.*	2,804	515,123
Align Technology, Inc.*	14,910	9,110,010
Allstate Corp. (The)	43,892	5,725,272
Ally Financial, Inc.	117,925	5,877,382
Alpha Teknova, Inc.*	10,870	257,945
Alphabet, Inc. (Class A Stock)*	22,439	54,791,326
Alphabet, Inc. (Class C Stock)*	10,805	27,080,788
Amazon.com, Inc.*	24,389	83,902,062
AMERCO	1,347	793,922
American Electric Power Co., Inc.	34,588	2,925,799
American Express Co.	25,220	4,167,101
American Tower Corp., REIT	36,193	9,777,177
American Water Works Co., Inc.	32,761	5,049,453
Americold Realty Trust, REIT	10,187	385,578
Ameriprise Financial, Inc.	19,546	4,864,608
AMETEK, Inc.	53,508	7,143,318
Amgen, Inc.	30,358	7,399,762
Amkor Technology, Inc.	40,155	950,469
Annaly Capital Management, Inc., REIT(a)	238,321	2,116,290
Anthem, Inc.	24,920	9,514,456
APA Corp.	12,729	275,328
API Group Corp., 144A*	54,334	1,135,037
Apple, Inc.	809,278	110,838,715
Applied Materials, Inc.	78,895	11,234,648
Archer-Daniels-Midland Co.	35,252	2,136,271
Arcosa, Inc.	14,880	874,051
Arena Pharmaceuticals, Inc.*	401	27,348
Arrowhead Pharmaceuticals, Inc.*	2,325	192,557
Arthur J. Gallagher & Co.	32,237	4,515,759
Artisan Partners Asset Management, Inc. (Class A Stock)	7,275	369,716
Asbury Automotive Group, Inc.*	3,260	558,666
ASGN, Inc.*	3,250	315,023
Aspen Technology, Inc.*	3,674	505,322
AT&T, Inc.	384,792	11,074,314
Athene Holding Ltd. (Class A Stock)*	43,344	2,925,720
Atkore, Inc.*	26,217	1,861,407
Automatic Data Processing, Inc.	23,339	4,635,592
Avantor, Inc.*	176,045	6,251,358
Avery Dennison Corp.	2,858	600,866
Avista Corp.	12,220	521,427
Axon Enterprise, Inc.*	3,806	672,901
Axonics, Inc.*	2,691	170,636
Banc of California, Inc.	18,775	329,314
Bank of America Corp.	342,264	14,111,545
Bank of Hawaii Corp.(a)	10,566	889,869
Bausch Health Cos., Inc.*	56,611	1,661,430
Baxter International, Inc.	77,244	6,218,142
Becton, Dickinson & Co.	13,529	3,290,118
BellRing Brands, Inc. (Class A Stock)*	33,439	1,047,978

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	30,989	$8,612,463
Best Buy Co., Inc.	31,342	3,603,703
Big Lots, Inc.(a)	15,539	1,025,729
Biohaven Pharmaceutical Holding Co. Ltd.*	449	43,589
Bio-Rad Laboratories, Inc. (Class A Stock)*	2,183	1,406,485
BlackRock, Inc.	6,306	5,517,561
Blackstone Group, Inc. (The)(a)	91,310	8,869,853
Bloom Energy Corp. (Class A Stock)*(a)	55,227	1,483,949
Blueprint Medicines Corp.*	6,000	527,760
Boeing Co. (The)*	40,285	9,650,675
Boise Cascade Co.	8,905	519,607
Booz Allen Hamilton Holding Corp.	26,568	2,263,062
Boston Scientific Corp.*	312,477	13,361,517
Box, Inc. (Class A Stock)*(a)	25,160	642,838
Boyd Gaming Corp.*	7,545	463,942
Brighthouse Financial, Inc.*	48,541	2,210,557
Bristol-Myers Squibb Co.	109,878	7,342,048
Broadcom, Inc.	49,825	23,758,553
Builders FirstSource, Inc.*	108,193	4,615,513
Bunge Ltd.	11,954	934,205
Burlington Stores, Inc.*	17,515	5,639,655
C.H. Robinson Worldwide, Inc.(a)	9,065	849,119
Cadence Design Systems, Inc.*	51,882	7,098,495
Calix, Inc.*	10,260	487,350
Camping World Holdings, Inc. (Class A Stock)(a)	28,674	1,175,347
Capital One Financial Corp.	40,779	6,308,104
Capri Holdings Ltd.*	18,814	1,075,973
CareTrust REIT, Inc., REIT	5,940	137,986
Carnival Corp.*(a)	245,635	6,474,939
Catalent, Inc.*	4,210	455,185
Caterpillar, Inc.	10,451	2,274,451
Celanese Corp.	12,193	1,848,459
Celldex Therapeutics, Inc.*(a)	46,057	1,540,146
Centene Corp.*	11,343	827,245
CenterPoint Energy, Inc.	24,299	595,811
Central Pacific Financial Corp.	7,840	204,310
CF Industries Holdings, Inc.	27,124	1,395,530
ChampionX Corp.*	33,540	860,301
Charles River Laboratories International, Inc.*	2,383	881,519
Charles Schwab Corp. (The)	26,358	1,919,126
Chart Industries, Inc.*	4,185	612,349
Chemours Co. (The)	31,725	1,104,030
Chevron Corp.	28,418	2,976,501
Church & Dwight Co., Inc.	4,950	421,839
Cigna Corp.	17,890	4,241,182
Cimarex Energy Co.	10,645	771,230
Cinemark Holdings, Inc.*(a)	31,332	687,737
Cintas Corp.(a)	18,828	7,192,296
Cisco Systems, Inc.	246,909	13,086,177
Citigroup, Inc.	83,774	5,927,010
Citizens Financial Group, Inc.	11,149	511,405
Clean Energy Fuels Corp.*(a)	51,135	519,020
Clean Harbors, Inc.*	7,928	738,414

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Coca-Cola Consolidated, Inc.(a)	1,800	$723,834
Cognex Corp.	10,051	844,787
Colgate-Palmolive Co.	17,011	1,383,845
Comcast Corp. (Class A Stock)	180,350	10,283,557
Comerica, Inc.	17,323	1,235,823
Conagra Brands, Inc.(a)	29,328	1,066,953
Conduent, Inc.*	242,287	1,817,152
CONMED Corp.	10,147	1,394,502
Cooper Cos., Inc. (The)	20,332	8,056,962
Cornerstone OnDemand, Inc.*	6,400	330,112
Corning, Inc.	26,781	1,095,343
Costco Wholesale Corp.	21,664	8,571,795
Crocs, Inc.*	11,905	1,387,171
Crown Holdings, Inc.	57,791	5,906,818
CubeSmart, REIT	7,281	337,256
Cummins, Inc.	34,306	8,364,146
CVS Health Corp.	118,895	9,920,599
D.R. Horton, Inc.	8,512	769,229
Danaher Corp.	28,941	7,766,607
Darden Restaurants, Inc.	40,504	5,913,179
Datadog, Inc. (Class A Stock)*	15,614	1,625,105
Deciphera Pharmaceuticals, Inc.*	3,000	109,830
Deckers Outdoor Corp.*	955	366,787
Deere & Co.	24,161	8,521,826
Delta Air Lines, Inc.*	20,115	870,175
Dexcom, Inc.*	6,110	2,608,970
Diamondback Energy, Inc.	101,851	9,562,790
Dick’s Sporting Goods, Inc.(a)	8,625	864,139
Discover Financial Services	71,635	8,473,704
Discovery, Inc. (Class C Stock)*(a)	6,365	184,458
DocuSign, Inc.*	36,399	10,176,068
Dolby Laboratories, Inc. (Class A Stock)	2,793	274,524
Dollar General Corp.	6,509	1,408,483
Dow, Inc.	11,670	738,478
DraftKings, Inc. (Class A Stock)*(a)	26,125	1,362,941
DTE Energy Co.	27,445	3,556,872
Duke Energy Corp.	50,883	5,023,170
Duke Realty Corp., REIT	94,892	4,493,136
DXC Technology Co.*	178,257	6,941,328
Dynatrace, Inc.*	35,931	2,099,089
Eastman Chemical Co.	7,114	830,560
Eaton Corp. PLC	26,097	3,867,053
eBay, Inc.	22,774	1,598,963
Ecolab, Inc.	18,938	3,900,660
Edison International	11,655	673,892
Edwards Lifesciences Corp.*	1,074	111,234
Electronic Arts, Inc.	6,307	907,136
Element Solutions, Inc.	7,007	163,824
Eli Lilly & Co.	107,105	24,582,740
EMCOR Group, Inc.	2,905	357,867
Emerson Electric Co.	17,877	1,720,482
Enphase Energy, Inc.*	8,082	1,484,098
Ensign Group, Inc. (The)	37,966	3,290,513
EOG Resources, Inc.	18,242	1,522,112
Equinix, Inc., REIT	2,144	1,720,774
Equitable Holdings, Inc.	102,991	3,136,076
Essex Property Trust, Inc., REIT	741	222,307

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	31,547	$10,034,470
Evercore, Inc. (Class A Stock)	5,490	772,827
Exelon Corp.	132,241	5,859,599
Expeditors International of Washington, Inc.	23,233	2,941,298
Exponent, Inc.	533	47,549
Extra Space Storage, Inc., REIT	7,394	1,211,285
Exxon Mobil Corp.	14,399	908,289
Facebook, Inc. (Class A Stock)*	158,858	55,236,515
Fate Therapeutics, Inc.*	1,065	92,431
FedEx Corp.	26,347	7,860,101
Fidelity National Financial, Inc.	10,797	469,238
Fidelity National Information Services, Inc.	18,021	2,553,035
First American Financial Corp.	66,050	4,118,217
First Financial Bankshares, Inc.(a)	5,325	261,617
First Republic Bank	63,623	11,908,317
Flagstar Bancorp, Inc.	42,309	1,788,401
FleetCor Technologies, Inc.*	24,298	6,221,746
Floor & Decor Holdings, Inc. (Class A Stock)*	2,281	241,102
Ford Motor Co.*	61,014	906,668
Fortinet, Inc.*	40,689	9,691,713
Fortive Corp.	16,579	1,156,219
Freeport-McMoRan, Inc.	20,533	761,980
Freshpet, Inc.*	3,669	597,900
Gaming & Leisure Properties, Inc., REIT	34,629	1,604,362
Generac Holdings, Inc.*	1,415	587,437
General Electric Co.	1,085,942	14,616,779
General Mills, Inc.	75,527	4,601,860
General Motors Co.*	326,864	19,340,543
Genesco, Inc.*	9,775	622,472
Glacier Bancorp, Inc.	4,065	223,900
Global Payments, Inc.	14,921	2,798,284
Goldman Sachs Group, Inc. (The)	3,422	1,298,752
Graco, Inc.	50,000	3,785,000
Graham Holdings Co. (Class B Stock)	2,391	1,515,655
Granite Point Mortgage Trust, Inc., REIT	10,007	147,603
Graphic Packaging Holding Co.	58,144	1,054,732
Gray Television, Inc.	91,632	2,144,189
GrowGeneration Corp.*	11,305	543,771
Guardant Health, Inc.*	48,605	6,036,255
Halliburton Co.	107,031	2,474,557
Halozyme Therapeutics, Inc.*	3,100	140,771
Hancock Whitney Corp.	11,615	516,171
Hartford Financial Services Group, Inc. (The)	120,870	7,490,314
Hawaiian Electric Industries, Inc.	18,108	765,606
HB Fuller Co.	16,160	1,027,938
HCA Healthcare, Inc.	2,655	548,895
Health Catalyst, Inc.*(a)	16,165	897,319
Hecla Mining Co.	96,424	717,395
Heidrick & Struggles International, Inc.	11,100	494,505
Herman Miller, Inc.(a)	16,640	784,410
Hershey Co. (The)	12,681	2,208,777
Hess Midstream LP (Class A Stock)	12,390	312,848

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Hibbett, Inc.*	10,840	$971,589
Hill-Rom Holdings, Inc.	27,712	3,147,806
Hilltop Holdings, Inc.	7,405	269,542
Hilton Worldwide Holdings, Inc.*	57,925	6,986,913
Hologic, Inc.*	18,441	1,230,384
Home Depot, Inc. (The)	49,748	15,864,140
Honeywell International, Inc.	2,511	550,788
Hope Bancorp, Inc.	25,645	363,646
Horizon Therapeutics PLC*	82,110	7,688,780
HP, Inc.	30,311	915,089
Humana, Inc.	17,882	7,916,719
Huntsman Corp.	53,612	1,421,790
Huron Consulting Group, Inc.*	10,992	540,257
ICF International, Inc.	12,614	1,108,266
Ichor Holdings Ltd.*	22,971	1,235,840
IDEX Corp.	3,626	797,901
IDEXX Laboratories, Inc.*	15,847	10,008,173
II-VI, Inc.*(a)	11,093	805,241
Illinois Tool Works, Inc.	39,092	8,739,408
Inari Medical, Inc.*	2,430	226,670
Industrial Logistics Properties Trust, REIT	18,560	485,158
Ingersoll Rand, Inc.*	32,344	1,578,711
Inseego Corp.*(a)	7,410	74,767
Insight Enterprises, Inc.*	8,400	840,084
Insperity, Inc.	3,195	288,732
Integer Holdings Corp.*	28,263	2,662,375
Intel Corp.	256,592	14,405,075
Intellia Therapeutics, Inc.*	2,303	372,879
Interactive Brokers Group, Inc. (Class A Stock)	2,676	175,893
International Business Machines Corp.	40,166	5,887,934
Intuit, Inc.	39,074	19,152,903
Investors Bancorp, Inc.(a)	25,260	360,208
iRobot Corp.*(a)	2,332	217,785
Iron Mountain, Inc., REIT(a)	18,046	763,707
ITT, Inc.	8,539	782,087
J.M. Smucker Co. (The)(a)	6,679	865,398
Jabil, Inc.	72,676	4,223,929
Jefferies Financial Group, Inc.	10,190	348,498
Johnson & Johnson	120,095	19,784,450
Johnson Controls International PLC	197,903	13,582,083
JPMorgan Chase & Co.	198,996	30,951,838
KB Home	49,743	2,025,535
Kemper Corp.	3,705	273,800
KeyCorp.	86,145	1,778,894
Kilroy Realty Corp., REIT(a)	15,597	1,086,175
Kinder Morgan, Inc.	110,753	2,019,027
KLA Corp.	3,186	1,032,933
Kroger Co. (The)(a)	135,911	5,206,750
Laboratory Corp. of America Holdings*	24,376	6,724,120
Lam Research Corp.	15,281	9,943,347
Lantheus Holdings, Inc.*	29,359	811,483
Las Vegas Sands Corp.*	7,606	400,760
Lazard Ltd. (Class A Stock)	4,996	226,069
La-Z-Boy, Inc.	5,905	218,721
LCI Industries	1,455	191,216
Leidos Holdings, Inc.	50,421	5,097,563
Lennar Corp. (Class B Stock)	4,730	385,259

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
LHC Group, Inc.*	4,322	$865,524
Liberty Oilfield Services, Inc. (Class A Stock)*	38,900	550,824
Lindblad Expeditions Holdings, Inc.*(a)	44,026	704,856
Lindsay Corp.	3,680	608,230
Lithia Motors, Inc.	1,385	475,941
LivePerson, Inc.*(a)	9,563	604,764
Louisiana-Pacific Corp.	8,990	542,007
Lowe’s Cos., Inc.	12,014	2,330,356
LPL Financial Holdings, Inc.	6,367	859,418
LyondellBasell Industries NV (Class A Stock)	8,224	846,003
MACOM Technology Solutions Holdings, Inc.*	8,905	570,632
Macy’s, Inc.*(a)	65,346	1,238,960
Magnolia Oil & Gas Corp. (Class A Stock)*	44,500	695,535
Malibu Boats, Inc. (Class A Stock)*	3,740	274,254
ManTech International Corp. (Class A Stock)	2,495	215,917
Marathon Oil Corp.	76,632	1,043,728
Marsh & McLennan Cos., Inc.	28,027	3,942,838
Masco Corp.	99,444	5,858,246
Masonite International Corp.*	10,009	1,118,906
MasTec, Inc.*	5,390	571,879
Mastercard, Inc. (Class A Stock)	69,989	25,552,284
Materion Corp.	14,196	1,069,669
Matson, Inc.	16,699	1,068,736
MaxLinear, Inc.*	14,184	602,678
McKesson Corp.	4,727	903,991
Medifast, Inc.	1,325	374,949
Medpace Holdings, Inc.*	12,668	2,237,549
Medtronic PLC	84,592	10,500,405
Merck & Co., Inc.	144,399	11,229,910
Meritage Homes Corp.*	39,666	3,731,777
Mersana Therapeutics, Inc.*	6,775	92,005
MetLife, Inc.	101,874	6,097,159
Mettler-Toledo International, Inc.*	597	827,048
Microchip Technology, Inc.(a)	48,400	7,247,416
Micron Technology, Inc.*	77,327	6,571,248
Microsoft Corp.	414,108	112,181,857
Moderna, Inc.*	16,258	3,820,305
Moelis & Co. (Class A Stock)	10,800	614,412
Molson Coors Beverage Co. (Class B Stock)*(a)	28,378	1,523,615
Mondelez International, Inc. (Class A Stock)	75,376	4,706,477
Monro, Inc.(a)	10,928	694,037
Morgan Stanley	257,443	23,604,949
Mosaic Co. (The)	26,268	838,212
Mr. Cooper Group, Inc.*	100,023	3,306,760
MSA Safety, Inc.(a)	1,450	240,091
MSC Industrial Direct Co., Inc. (Class A Stock)	16,965	1,522,269
MSCI, Inc.	14,147	7,541,483
NanoString Technologies, Inc.*	7,459	483,269
Nasdaq, Inc.	83,613	14,699,165
Natera, Inc.*	8,844	1,004,059
Netflix, Inc.*	14,096	7,445,648

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Newmont Corp.	9,632	$610,476
NextEra Energy, Inc.	27,345	2,003,842
NIKE, Inc. (Class B Stock)	77,811	12,021,021
nLight, Inc.*	17,649	640,306
NMI Holdings, Inc. (Class A Stock)*	8,228	184,965
NortonLifeLock, Inc.	29,016	789,816
Novavax, Inc.*	1,065	226,110
Novocure Ltd.*	24,105	5,346,971
Nu Skin Enterprises, Inc. (Class A Stock)	3,970	224,901
Nucor Corp.	12,581	1,206,895
NVIDIA Corp.	32,630	26,107,263
NVR, Inc.*	940	4,674,902
Okta, Inc.*	13,396	3,277,733
Olin Corp.	14,460	668,920
Omnicell, Inc.*	2,325	352,121
OneMain Holdings, Inc.	33,882	2,029,871
Oracle Corp.	38,656	3,008,983
O’Reilly Automotive, Inc.*	6,753	3,823,616
Organon & Co.*	14,957	452,599
OSI Systems, Inc.*	3,290	334,396
Otis Worldwide Corp.	97,887	8,004,220
Ovintiv, Inc.	26,000	818,220
Oxford Industries, Inc.	5,700	563,388
PACCAR, Inc.	80,001	7,140,089
PacWest Bancorp	13,600	559,776
Paylocity Holding Corp.*	2,776	529,661
PayPal Holdings, Inc.*	87,444	25,488,177
Pebblebrook Hotel Trust, REIT(a)	20,468	482,021
Penn Virginia Corp.*	14,710	347,303
Perficient, Inc.*(a)	12,835	1,032,191
PerkinElmer, Inc.	13,518	2,087,314
Pfizer, Inc.	309,748	12,129,732
Philip Morris International, Inc.	8,540	846,399
Photronics, Inc.*	48,973	646,933
Physicians Realty Trust, REIT	15,970	294,966
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	23,325	430,813
Pinnacle Financial Partners, Inc.	10,465	923,955
Pinterest, Inc. (Class A Stock)*	42,607	3,363,823
Pioneer Natural Resources Co.	7,340	1,192,897
PJT Partners, Inc. (Class A Stock)(a)	6,380	455,404
Planet Fitness, Inc. (Class A Stock)*(a)	12,182	916,695
PLBY Group, Inc.*(a)	10,179	395,861
Plug Power, Inc.*(a)	190,025	6,496,955
Pool Corp.	2,805	1,286,541
Portland General Electric Co.	41,306	1,903,380
PPL Corp.	34,875	975,454
Procter & Gamble Co. (The)	110,413	14,898,026
Progress Software Corp.	29,159	1,348,604
Progressive Corp. (The)	77,473	7,608,623
Prologis, Inc., REIT	46,075	5,507,345
Prospect Capital Corp.	211,241	1,772,312
PTC, Inc.*	8,374	1,182,911
Public Service Enterprise Group, Inc.	11,316	676,018
Public Storage, REIT	8,383	2,520,684
PulteGroup, Inc.	24,074	1,313,718
QUALCOMM, Inc.	32,325	4,620,212
R1 RCM, Inc.*	12,870	286,229

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Ranpak Holdings Corp.*	17,046	$426,661
Raymond James Financial, Inc.	10,056	1,306,274
Red Rock Resorts, Inc. (Class A Stock)*	27,310	1,160,675
Regeneron Pharmaceuticals, Inc.*	5,911	3,301,530
Regions Financial Corp.	25,328	511,119
Reliance Steel & Aluminum Co.	22,293	3,364,014
Rent-A-Center, Inc.	62,110	3,296,178
Republic Services, Inc.	15,160	1,667,752
Rollins, Inc.(a)	77,736	2,658,571
Roper Technologies, Inc.	16,830	7,913,466
Rush Enterprises, Inc. (Class A Stock)	20,800	899,392
S&P Global, Inc.	39,300	16,130,685
Sage Therapeutics, Inc.*	3,779	214,685
Sanderson Farms, Inc.	1,350	253,760
Sandy Spring Bancorp, Inc.	15,290	674,748
Sanmina Corp.*	14,600	568,816
SBA Communications Corp., REIT	21,368	6,809,982
Schlumberger NV	205,265	6,570,533
Schneider Electric SE	41,525	6,542,203
Select Medical Holdings Corp.	11,495	485,779
Sensient Technologies Corp.	3,970	343,643
ServiceNow, Inc.*	3,208	1,762,956
Sherwin-Williams Co. (The)	5,391	1,468,778
Shift4 Payments, Inc. (Class A Stock)*(a)	5,603	525,113
Shockwave Medical, Inc.*	1,650	313,055
SI-BONE, Inc.*	9,900	311,553
Silgan Holdings, Inc.	52,641	2,184,601
Six Flags Entertainment Corp.*	5,760	249,293
Skyworks Solutions, Inc.	7,888	1,512,524
Smartsheet, Inc. (Class A Stock)*	1,745	126,198
Snap, Inc. (Class A Stock)*	32,887	2,240,920
South State Corp.	3,420	279,619
Southwest Airlines Co.*(a)	153,210	8,133,919
SpringWorks Therapeutics, Inc.*(a)	1,645	135,564
Sprouts Farmers Market, Inc.*(a)	9,580	238,063
SPS Commerce, Inc.*	20,496	2,046,526
SPX Corp.*	7,960	486,197
SS&C Technologies Holdings, Inc.	29,566	2,130,526
STAG Industrial, Inc., REIT	15,046	563,172
Starbucks Corp.	19,893	2,224,236
Steel Dynamics, Inc.	72,796	4,338,642
Stellantis NV	190,830	3,760,657
STERIS PLC	20,240	4,175,512
Stryker Corp.	22,978	5,968,076
Summit Materials, Inc. (Class A Stock)*	34,665	1,208,075
Sunrun, Inc.*(a)	95,310	5,316,392
Switch, Inc. (Class A Stock)	25,330	534,716
Synchrony Financial	26,236	1,272,971
Syneos Health, Inc.*	5,905	528,438
Synopsys, Inc.*	24,768	6,830,767
T. Rowe Price Group, Inc.(a)	11,209	2,219,046
Take-Two Interactive Software, Inc.*	3,688	652,850
Target Corp.	52,039	12,579,908
TE Connectivity Ltd.	37,031	5,006,962
Telephone & Data Systems, Inc.	90,061	2,040,782
Tenable Holdings, Inc.*	61,427	2,540,006
Tenet Healthcare Corp.*	33,022	2,212,144

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Terex Corp.	19,200	$914,304
Terreno Realty Corp., REIT	18,398	1,187,039
Tesla, Inc.*	13,466	9,152,840
Tetra Tech, Inc.	575	70,173
Texas Capital Bancshares, Inc.*	4,155	263,801
TG Therapeutics, Inc.*	7,365	285,688
Thermo Fisher Scientific, Inc.	38,672	19,508,864
Timken Co. (The)	27,763	2,237,420
Tractor Supply Co.	13,689	2,546,975
TravelCenters of America, Inc.*	3,970	116,083
Trinseo SA	16,493	986,941
Turning Point Therapeutics, Inc.*	1,822	142,152
Twitter, Inc.*	6,411	441,141
Tyson Foods, Inc. (Class A Stock)	85,055	6,273,657
Uber Technologies, Inc.*	55,895	2,801,457
Ultra Clean Holdings, Inc.*	12,000	644,640
Ultragenyx Pharmaceutical, Inc.*	875	83,431
UMB Financial Corp.	3,181	296,024
UniFirst Corp.	8,618	2,022,128
Union Pacific Corp.	8,999	1,979,150
United Airlines Holdings, Inc.*(a)	142,602	7,456,659
United Bankshares, Inc.	4,645	169,543
United Parcel Service, Inc. (Class B Stock)	10,860	2,258,554
United Rentals, Inc.*	2,000	638,020
United States Cellular Corp.*	20,660	750,165
United Therapeutics Corp.*	1,140	204,527
UnitedHealth Group, Inc.	58,989	23,621,555
Valero Energy Corp.	107,260	8,374,861
Valley National Bancorp	20,325	272,965
Varonis Systems, Inc.*	7,556	435,377
VEREIT, Inc., REIT	19,885	913,318
Verint Systems, Inc.*	28,240	1,272,777
Verisk Analytics, Inc.	27,827	4,861,933
Verizon Communications, Inc.	247,782	13,883,225
Vertex Pharmaceuticals, Inc.*	9,544	1,924,357
ViacomCBS, Inc. (Class B Stock)	6,110	276,172
Virtu Financial, Inc. (Class A Stock)	20,186	557,739
Virtus Investment Partners, Inc.	1,605	445,821
Visa, Inc. (Class A Stock)(a)	54,271	12,689,645
Vishay Intertechnology, Inc.	26,420	595,771
Visteon Corp.*	6,321	764,462
Voya Financial, Inc.(a)	4,605	283,208
Vulcan Materials Co.	4,164	724,827
Walgreens Boots Alliance, Inc.	48,725	2,563,422
Walmart, Inc.	51,256	7,228,121
Walt Disney Co. (The)*	90,315	15,874,668
Waste Management, Inc.	32,524	4,556,938
Webster Financial Corp.	15,729	838,985
Wells Fargo & Co.	223,660	10,129,561
WESCO International, Inc.*	8,225	845,694
West Pharmaceutical Services, Inc.	1,065	382,442
Western Alliance Bancorp	10,392	964,897
Williams Cos., Inc. (The)	25,610	679,946
Wingstop, Inc.	394	62,106
World Fuel Services Corp.	35,625	1,130,381
WP Carey, Inc., REIT	2,376	177,297
Xencor, Inc.*	5,035	173,657
Xilinx, Inc.	8,152	1,179,105

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
YETI Holdings, Inc.*(a)	13,784	$1,265,647
Zions Bancorp NA	10,221	540,282
Zoetis, Inc.	19,041	3,548,481
Zoom Video Communications, Inc. (Class A Stock)*	7,813	3,023,865
Zynga, Inc. (Class A Stock)*(a)	488,007	5,187,514

		2,134,072,111

TOTAL COMMON STOCKS (cost $2,271,128,609)		3,177,428,054

EXCHANGE-TRADED FUNDS — 4.4%
United States
iShares Core U.S. Aggregate Bond ETF	1,197,668	138,127,051
Vanguard Total Bond Market ETF	1,076,487	92,459,468

TOTAL EXCHANGE-TRADED FUNDS (cost $234,395,900)		230,586,519

PREFERRED STOCK — 0.1%
United States
Citigroup Capital XIII, 6.556%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	115,652	3,226,691

(cost $3,101,019)
	Units

RIGHTS* — 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 07/08/21	61,476	86,016

(cost $92,901)

WARRANTS* — 0.0%
United States
Unit Corp., expiring 09/03/27^	353	—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 5.9%
Cayman Islands — 0.9%
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.133%(c)	04/23/31	1,920	1,914,557
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.346%(c)	07/24/34	10,200	10,161,944
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.231%(c)	07/27/31	6,695	6,690,245
Carlyle U.S. CLO Ltd.,
Series 2021-06A, Class A1, 144A
—%(p)	07/15/34	7,750	7,750,000

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Cayman Islands (cont’d.)
TCI-Flatiron CLO Ltd.,
Series 2018-01A, Class ANR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.237%(c)	01/29/32	1,000	$997,283
Venture CLO Ltd.,
Series 2019-37A, Class A1N, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.574%(c)	07/15/32	9,200	9,203,351
Series 2021-42A, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.311%(c)	04/15/34	6,325	6,324,934
Voya CLO Ltd.,
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.228%(c)	04/20/34	1,500	1,503,844

			44,546,158

United States — 5.0%
American Express Credit Account Master Trust,
Series 2018-03, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.393%(c)	10/15/25	3,100	3,115,700
Series 2018-05, Class A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.413%(c)	12/15/25	12,000	12,047,771
CarMax Auto Owner Trust,
Series 2020-01, Class A4
2.030%	06/16/25	485	503,337
Series 2020-02, Class A2A
1.750%	01/17/23	1,971	1,973,663
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.000%)
0.711%(c)	04/22/26	6,015	6,100,003
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.423%(c)	01/20/25	10,000	10,045,387
Series 2018-A04, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.420%(c)	06/07/25	6,320	6,349,827
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	1,699	1,723,342
Discover Card Execution Note Trust,
Series 2017-A07, Class A7, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)
0.433%(c)	04/15/25	20,200	20,284,866
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	6,160	6,645,484
Series 2019-B, Class A4
2.240%	10/15/24	6,660	6,830,998
Series 2019-C, Class A4
1.930%	04/15/25	6,000	6,173,051
Series 2020-01, Class A, 144A
2.040%	08/15/31	3,875	4,021,895
Series 2020-A, Class A4
1.350%	07/15/25	1,910	1,947,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
GM Financial Automobile Leasing Trust,
Series 2021-02, Class A3
0.340%	05/20/24	4,320	$4,317,535
GM Financial Consumer Automobile Receivables Trust,
Series 2019-03, Class A3
2.180%	04/16/24	5,109	5,168,455
Series 2020-02, Class A3
1.490%	12/16/24	875	885,987
Honda Auto Receivables Owner Trust,
Series 2020-02, Class A4
1.090%	10/15/26	3,000	3,044,120
Series 2021-01, Class A3
0.270%	04/21/25	2,300	2,298,528
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	4,009	4,021,519
Series 2021-01A, Class A3, 144A
0.320%	03/20/31	4,300	4,295,945
Hyundai Auto Receivables Trust,
Series 2019-B, Class A3
1.940%	02/15/24	11,346	11,457,872
Nissan Auto Receivables Owner Trust,
Series 2020-A, Class A3
1.380%	12/16/24	11,000	11,137,068
OneMain Financial Issuance Trust,
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	7,226,889
Tesla Auto Lease Trust,
Series 2021-A, Class A3, 144A
0.560%	03/20/25	3,600	3,604,038
Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3
0.440%	10/15/24	5,460	5,473,438
Series 2021-B, Class A3
0.260%	11/17/25	2,500	2,494,519
United States Small Business Administration,
Series 2017-20C, Class 1
3.040%	03/01/37	10,450	11,305,927
Series 2017-20J, Class 1
2.850%	10/01/37	1,068	1,132,127
Series 2018-20A, Class 1
2.920%	01/01/38	5,669	6,110,542
Series 2018-20E, Class 1
3.500%	05/01/38	8,934	9,876,364
Series 2018-20G, Class 1
3.540%	07/01/38	1,196	1,323,154
Series 2018-20H, Class 1
3.580%	08/01/38	3,926	4,350,779
Series 2018-20I, Class 1
3.530%	09/01/38	3,480	3,852,224
Series 2018-20J, Class 1
3.770%	10/01/38	1,778	1,986,689
Series 2018-20K, Class 1
3.870%	11/01/38	783	879,895
Series 2019-20A, Class 1
3.370%	01/01/39	5,731	6,277,097
Series 2019-20B, Class 1
3.260%	02/01/39	4,671	5,119,110

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2019-20C, Class 1
3.200%	03/01/39	1,000	$1,093,481
Series 2019-20E, Class 1
2.880%	05/01/39	2,054	2,187,408
Series 2019-20F, Class 1
2.600%	06/01/39	1,651	1,749,030
Series 2019-20G, Class 1
2.530%	07/01/39	395	418,097
Series 2019-25G, Class 1
2.690%	07/01/44	4,496	4,832,951
Series 2020-20E, Class 1
1.370%	05/01/40	2,361	2,373,455
Series 2020-25E, Class 1
1.500%	05/01/45	1,076	1,086,610
Series 2020-25L, Class 1
1.210%	12/01/45	1,326	1,326,835
Series 2021-25B, Class 1
1.340%	02/01/46	730	730,345
Series 2021-25D, Class 1
1.660%	04/01/46	7,549	7,683,989
Series 2021-25E, Class 1
1.520%	05/01/46	1,846	1,849,906
Verizon Master Trust,
Series 2021-01, Class A
0.500%	05/20/27	8,160	8,141,149
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	15,105	15,365,566
Volkswagen Auto Loan Enhanced Trust,
Series 2020-01, Class A4
1.260%	08/20/26	1,675	1,703,281
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 144A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.500%)
0.593%(c)	07/17/23	5,933	5,934,112

			261,879,309

TOTAL ASSET-BACKED SECURITIES (cost $303,140,171)			306,425,467

CORPORATE BONDS — 10.0%
Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43	4,400	4,933,907

Brazil — 0.1%
Fibria Overseas Finance Ltd.,
Gtd. Notes
5.500%	01/17/27	2,505	2,913,336
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31	3,430	3,591,322

			6,504,658

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada — 0.0%
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.800%	09/15/23	1,460	$1,539,736

China — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.400%	05/01/30	5,160	5,625,126

Germany — 0.0%
Deutsche Bank AG,
Jr. Sub. Notes
6.000%(ff)	10/30/25(oo)	1,535	1,630,502

Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	01/15/25	3,930	4,164,740

Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
2.650%	09/10/24	4,000	4,202,398

Japan — 0.0%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.175%	07/09/50	2,355	2,376,263

Luxembourg — 0.1%
ArcelorMittal SA,
Sr. Unsec’d. Notes
7.250%	10/15/39	2,770	3,923,237

Netherlands — 0.1%
Lundin Energy Finance BV,
Gtd. Notes, 144A
2.000%	07/15/26	4,595	4,605,396

United Kingdom — 0.2%
BP Capital Markets PLC,
Gtd. Notes
4.875%(ff)	03/22/30(oo)	2,561	2,810,564
Natwest Group PLC,
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28	4,245	4,478,707
Vodafone Group PLC,
Sub. Notes
5.125%(ff)	06/04/81	1,815	1,836,198

			9,125,469

United States — 9.1%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.125%	07/15/51	1,566	1,606,195
5.700%	02/15/33	2,780	3,625,258
Allergan Funding SCS,
Gtd. Notes
4.850%	06/15/44	2,500	2,651,549
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.250%	05/12/61	3,555	3,763,420

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
6.820%	11/15/37	619	$859,730
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	8,075	8,541,437
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.300%	06/01/31	3,160	3,212,624
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	4,417	4,330,100
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	2,155	2,161,301
Athene Global Funding,
Sec’d. Notes, 144A
2.500%	03/24/28	4,630	4,744,130
2.550%	06/29/25	2,061	2,156,968
Avnet, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/31	5,200	5,188,106
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	2,116	2,109,494
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	6,820	6,884,451
3.625%	02/01/31	4,580	4,926,397
7.950%	08/15/24	4,005	4,815,810
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	5,420	5,810,316
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	6,803	7,518,809
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	2,577	2,644,566
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34	5,572	5,897,412
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.722%	02/15/30	4,630	4,800,174
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45	183	214,279
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	2,732	2,767,960
Cigna Corp.,
Gtd. Notes
4.800%	08/15/38	2,895	3,605,766
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 06-E
5.700%	12/01/36	900	1,197,083

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41	4,295	$4,171,861
4.450%	02/15/26	12,580	14,201,883
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	7,660	7,427,788
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
2.150%	11/01/30	6,085	5,806,608
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	6,810	7,946,345
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	4,280	4,607,757
DTE Electric Co.,
Sr. Sec’d. Notes
5.700%	10/01/37	1,744	2,354,352
Duke Energy Carolinas LLC,
First Mortgage
3.450%	04/15/51	1,777	1,970,684
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	2,362	2,373,438
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	2,520	2,547,067
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32	3,002	4,430,996
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
3.900%	05/15/24	3,325	3,540,958
4.950%	05/15/28	9,970	11,417,602
Energy Transfer LP,
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,870	1,906,858
Sr. Unsec’d. Notes
6.500%	02/01/42	3,600	4,673,272
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	3,605	3,693,359
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	9,285	9,213,294
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46	2,800	3,309,595
First Horizon Corp.,
Sr. Unsec’d. Notes
4.000%	05/26/25	11,500	12,684,687
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	9,631	9,866,349
4.140%	02/15/23	10,615	10,996,548

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	6,350	$7,576,579
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	3,645	4,436,939
Global Atlantic Fin Co.,
Gtd. Notes, 144A
3.125%	06/15/31	4,570	4,613,931
Hasbro, Inc.,
Sr. Unsec’d. Notes
5.100%	05/15/44	2,635	3,230,509
6.350%	03/15/40	3,195	4,449,949
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	2,970	3,714,361
7.125%	03/15/33	2,480	3,358,077
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	4,955	4,748,485
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	3,367	4,394,221
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	4,580	4,648,769
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(oo)	2,318	2,323,768
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
1.126%(c)	01/15/87	6,682	5,915,923
Leidos, Inc.,
Gtd. Notes
7.125%	07/01/32	1,982	2,687,020
Lincoln National Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.358%
2.513%(c)	05/17/66	2,740	2,418,518
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/31	4,630	4,794,598
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69	5,543	9,407,827
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	18,010	19,829,119
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	5,475	6,008,311
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	6,180	7,182,854
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	4,845	6,028,393
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	6,730	6,806,098

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	2,780	$2,866,419
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30	9,010	8,884,959
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5,803	5,932,900
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	5,020	5,478,699
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	6,793	8,717,530
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	4,530	5,173,262
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	4,700	4,731,869
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
2.600%	08/01/31	6,265	6,371,737
Oracle Corp.,
Sr. Unsec’d. Notes
3.650%	03/25/41	2,685	2,851,858
3.800%	11/15/37	1,100	1,206,027
Pacific Gas & Electric Co.,
First Mortgage
4.500%	12/15/41	860	832,124
4.550%	07/01/30	5,590	5,979,834
4.950%	07/01/50	2,030	2,091,016
PacifiCorp,
First Mortgage
2.700%	09/15/30	2,800	2,940,847
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,203	3,342,589
4.150%	04/15/25	4,435	4,737,530
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.650%	01/15/37	3,280	4,299,990
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51	2,667	2,694,900
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41	1,492	1,538,248
Southern Co. (The),
Jr. Sub. Notes, Series 21-A
3.750%(ff)	09/15/51	2,318	2,346,444
STERIS Irish FinCo UnLtd. Co.,
Gtd. Notes
2.700%	03/15/31	6,280	6,402,040

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	2,013	$2,737,035
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	3,900	5,918,340
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	03/01/30(oo)	2,010	2,267,025
Tufts Univ.,
Unsec’d. Notes, Series 2021
3.099%	08/15/51	4,635	4,851,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/51	4,035	4,313,770
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31	4,557	4,624,709
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	4,607	4,704,566
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	1,521	1,739,763
Sr. Unsec’d. Notes
4.200%	05/19/32	2,216	2,556,679
4.375%	03/15/43	1,895	2,187,572
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50	4,530	4,800,276
Walt Disney Co. (The),
Gtd. Notes
7.300%	04/30/28	985	1,324,376

			475,195,318

TOTAL CORPORATE BONDS (cost $509,456,582)			523,826,750

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Federal Home Loan Mortgage Corp.
2.500%	02/01/32	1,017	1,069,418
3.000%	01/01/32	749	791,866
3.000%	03/01/42	1,870	1,980,223
3.000%	09/01/46	1,133	1,205,297
3.000%	02/01/50	10,310	10,856,293
3.500%	12/01/30	954	1,020,071
3.500%	04/01/33	1,422	1,523,984
3.500%	02/01/44	1,342	1,475,334
3.500%	07/01/46	1,008	1,103,489
4.000%	05/01/44	369	403,559
4.000%	05/01/44	733	802,530
4.000%	08/01/44	414	461,362
4.000%	10/01/45	683	747,305
4.000%	01/01/47	209	229,407
4.000%	05/01/47	368	394,979
4.500%	12/01/45	189	208,586
4.500%	03/01/47	189	205,952
5.000%	08/01/48	815	892,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	10/01/48	120	$131,411
5.000%	07/01/49	429	469,576
Federal National Mortgage Assoc.
1.500%	11/01/50	21,126	20,720,070
2.000%	08/01/50	10,280	10,386,547
2.000%	08/01/50	17,011	17,271,896
2.000%	12/01/50	14,206	14,368,496
2.000%	02/01/51	18,762	19,038,049
2.000%	05/01/51	9,949	10,067,874
2.500%	11/01/31	4,050	4,252,319
2.500%	10/01/34	1,233	1,287,495
2.500%	07/01/40	6,360	6,587,859
2.500%	07/01/50	4,555	4,756,408
2.500%	07/01/50	5,186	5,401,100
2.500%	09/01/50	6,645	6,949,237
2.500%	12/01/50	18,881	19,636,477
2.500%	03/01/51	2,052	2,128,989
2.500%	05/01/51	14,614	15,197,743
3.000%	04/01/32	854	905,451
3.000%	12/01/41	1,394	1,464,590
3.000%	11/01/42	2,242	2,384,499
3.000%	05/01/43	837	886,073
3.000%	10/01/44	935	976,770
3.000%	09/01/49	13,529	14,324,936
3.000%	12/01/49	1,888	1,989,048
3.000%	12/01/49	10,569	11,004,885
3.000%	03/01/50	10,091	10,648,120
3.000%	05/01/50	10,603	11,039,611
3.000%	07/01/50	3,765	3,983,947
3.500%	06/01/42	1,533	1,651,410
3.500%	10/01/43	903	972,310
3.500%	10/01/45	841	912,344
3.500%	01/01/46	4,696	5,050,072
3.500%	12/01/46	1,091	1,193,486
3.500%	04/01/47	1,093	1,179,304
3.500%	04/01/47	1,751	1,899,690
3.500%	03/01/48	8,970	9,718,247
3.500%	09/01/49	627	659,989
4.000%	11/01/44	338	375,888
4.000%	02/01/45	1,341	1,479,975
4.000%	11/01/45	58	63,809
4.000%	07/01/46	315	345,100
4.000%	01/01/47	194	207,838
4.000%	04/01/47	384	413,134
4.000%	04/01/47	395	429,264
4.000%	07/01/47	1,803	1,938,744
4.000%	04/01/48	1,536	1,633,710
4.500%	11/01/40	237	262,933
4.500%	10/01/45	2,254	2,532,467
4.500%	02/01/46	888	982,518
4.500%	11/01/47	876	963,076
4.500%	05/01/48	1,351	1,460,752
4.500%	08/01/48	2,500	2,688,923
Government National Mortgage Assoc.
2.000%	12/20/50	7,300	7,443,968
3.000%	05/20/43	1,124	1,194,745
3.000%	04/20/45	1,064	1,129,630
3.000%	02/20/47	1,060	1,114,521

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/20/50	1,446	$1,516,810
4.000%	03/20/48	2,355	2,540,848
4.000%	09/20/48	1,297	1,382,351
4.500%	07/20/48	1,122	1,210,483

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $298,334,237)			300,179,768

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds
1.875%	02/15/51	65,777	62,765,647
2.250%	05/15/41	37,103	38,610,309
U.S. Treasury Notes
0.125%	06/30/23	24,000	23,941,875
0.375%	04/15/24	23,000	22,973,047
0.875%	06/30/26	151,295	151,247,720
1.250%	06/30/28	3,555	3,561,110
1.625%	05/15/31	35,337	35,889,141

TOTAL U.S. TREASURY OBLIGATIONS (cost $333,944,224)			338,988,849

TOTAL LONG-TERM INVESTMENTS (cost $3,953,593,643)			4,880,748,114

		Shares

SHORT-TERM INVESTMENTS — 9.4%
AFFILIATED MUTUAL FUNDS — 7.1%
PGIM Core Ultra Short Bond Fund(wa)		140,516,841	140,516,841
PGIM Institutional Money Market Fund (cost $228,792,804; includes $228,778,911 of cash collateral for securities on loan)(b)(wa)		228,917,142	228,779,792

TOTAL AFFILIATED MUTUAL FUNDS (cost $369,309,645)			369,296,633

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 2.3%
U.S. Treasury Bills
0.060%	08/12/21	50,000	49,996,646
0.081%	07/15/21(k)	70,000	69,998,845

TOTAL U.S. TREASURY OBLIGATIONS (cost $119,994,309)			119,995,491

TOTAL SHORT-TERM INVESTMENTS (cost $489,303,954)			489,292,124

TOTAL INVESTMENTS—103.0% (cost $4,442,897,597)			5,370,040,238
Liabilities in excess of other assets(z) — (3.0)%			(154,538,050)

NET ASSETS — 100.0%			$5,215,502,188

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $220,665,556; cash collateral of $228,778,911 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,494	2 Year U.S. Treasury Notes	Sep. 2021	$329,158,546	$(370,382)
2,231	5 Year U.S. Treasury Notes	Sep. 2021	275,371,638	(983,526)
160	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	30,830,000	720,312
390	Australian Dollar Currency	Sep. 2021	29,242,200	(1,036,560)
600	British Pound Currency	Sep. 2021	51,768,750	(1,311,255)
650	Canadian Dollar Currency	Sep. 2021	52,403,000	(1,465,172)
600	Euro Currency	Sep. 2021	88,987,500	(2,787,505)
826	Euro STOXX 50 Index	Sep. 2021	39,720,763	(603,671)
166	FTSE 100 Index	Sep. 2021	16,029,169	(233,364)
1,817	Mini MSCI Emerging Markets Index	Sep. 2021	123,992,080	(628,773)
1,720	Russell 1000 E-Mini Index	Sep. 2021	134,048,200	(1,474,900)
436	S&P 500 E-Mini Index	Sep. 2021	93,491,480	1,116,352
240	TOPIX Index	Sep. 2021	41,974,886	(379,027)

				(9,437,471)

Short Positions:
2,170	10 Year U.S. Treasury Notes	Sep. 2021	287,525,000	(1,680,643)
335	10 Year U.S. Ultra Treasury Notes	Sep. 2021	49,313,049	(213,532)
525	Japanese Yen Currency	Sep. 2021	59,108,438	989,136
448	Mini MSCI EAFE Index	Sep. 2021	51,611,840	1,363,690
204	Russell 1000 E-Mini Index	Sep. 2021	27,859,260	(1,075,253)
810	Russell 2000 E-Mini Index	Sep. 2021	93,465,900	928,625

				312,023

				$(9,125,448)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Baxter International, Inc.	06/20/26	1.000	%(Q)	41,970	$(1,493,057)	$(1,562,090)	$(69,033)
Energy Transfer LP	06/20/26	1.000	%(Q)	8,435	176,639	(83,727)	(260,366)
Hess Corp.	06/20/26	1.000	%(Q)	13,715	374,382	48,966	(325,416)
IBM Corp.	06/20/26	1.000	%(Q)	43,255	(1,289,089)	(1,371,163)	(82,074)
Lincoln National Corp.	06/20/26	1.000	%(Q)	8,040	(61,471)	(125,706)	(64,235)
Simon Property Group LP	06/20/26	1.000	%(Q)	17,720	16,801	(281,566)	(298,367)
Valero Energy Corp.	06/20/26	1.000	%(Q)	13,525	51,277	(137,544)	(188,821)

					$(2,224,518)	$(3,512,830)	$(1,288,312)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$63,325,955

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Argentina	$21,242,024	$—	$—
Australia	—	48,629,423	—
Austria	—	3,144,065	—
Belgium	—	6,667,752	—
Bermuda	1,101,077	—	—
Brazil	16,551,883	—	—
Canada	105,363,708	—	—
China	35,959,058	37,777,348	—
Costa Rica	762,216	—	—
Denmark	—	80,692,352	—
Finland	—	6,193,649	—
France	—	51,518,839	—
Germany	—	75,122,221	—
Hong Kong	—	23,704,004	—
India	17,829,508	—	—
Ireland	2,085,937	7,321,762	—
Israel	31,324,838	2,255,463	—
Italy	—	14,789,249	—
Japan	—	124,392,276	—
Jordan	—	1,171,500	—
Netherlands	1,023,051	58,460,355	—
New Zealand	—	8,809,956	—
Norway	1	—	—
Peru	261,461	—	—
Portugal	—	786,479	—
Puerto Rico	4,558,687	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Singapore	$841,194	$—	$—
South Africa	—	12,409,477	—
Spain	—	20,279,367	—
Sweden	—	72,037,359	—
Switzerland	—	62,345,429	—
Taiwan	40,288,420	—	—
Turkey	840,359	—	—
United Kingdom	—	44,814,196	—
United States	2,123,769,251	10,302,860	—
Exchange-Traded Funds
United States	230,586,519	—	—
Preferred Stock
United States	3,226,691	—	—
Rights
Spain	—	86,016	—
Warrants
United States	—	—	—
Asset-Backed Securities
Cayman Islands	—	44,546,158	—
United States	—	261,879,309	—
Corporate Bonds
Belgium	—	4,933,907	—
Brazil	—	6,504,658	—
Canada	—	1,539,736	—
China	—	5,625,126	—
Germany	—	1,630,502	—
Ireland	—	4,164,740	—
Italy	—	4,202,398	—
Japan	—	2,376,263	—
Luxembourg	—	3,923,237	—
Netherlands	—	4,605,396	—
United Kingdom	—	9,125,469	—
United States	—	475,195,318	—
U.S. Government Agency Obligations	—	300,179,768	—
U.S. Treasury Obligations	—	338,988,849	—
Short-Term Investments
Affiliated Mutual Funds	369,296,633	—	—
U.S. Treasury Obligations	—	119,995,491	—

Total	$3,006,912,516	$2,363,127,722	$—

Other Financial Instruments*
Assets
Futures Contracts	$5,118,115	$—	$—

Liabilities
Futures Contracts	$(14,243,563)	$—	$—
Centrally Cleared Credit Default Swap Agreements	—	(1,288,312)	—

Total	$(14,243,563)	$(1,288,312)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	8.8%
Affiliated Mutual Funds (4.4% represents investments purchased with collateral from securities on loan)	7.1
U.S. Government Agency Obligations	5.8
Software	5.2
Exchange-Traded Funds	4.4
IT Services	4.1
Interactive Media & Services	3.4
Semiconductors & Semiconductor Equipment	3.2
Banks	3.1
Internet & Direct Marketing Retail	2.9
Health Care Equipment & Supplies	2.7
Pharmaceuticals	2.6
Automobiles	2.6
Insurance	2.5
Technology Hardware, Storage & Peripherals	2.4
Capital Markets	2.3
Machinery	1.9
Entertainment	1.8
Health Care Providers & Services	1.6
Small Business Loan	1.4
Electric	1.3
Oil, Gas & Consumable Fuels	1.1
Credit Cards	1.1
Building Products	1.1
Airlines	1.1
Diversified Telecommunication Services	1.0
Food & Staples Retailing	0.9
Specialty Retail	0.9
Collateralized Loan Obligations	0.9
Real Estate Investment Trusts (REITs)	0.9
Air Freight & Logistics	0.9
Equity Real Estate Investment Trusts (REITs)	0.8
Aerospace & Defense	0.8
Life Sciences Tools & Services	0.8
Trading Companies & Distributors	0.8
Pipelines	0.8
Biotechnology	0.8
Chemicals	0.7
Hotels, Restaurants & Leisure	0.7
Metals & Mining	0.7
Diversified Financial Services	0.7
Food Products	0.7
Industrial Conglomerates	0.7
Electrical Equipment	0.6
Electric Utilities	0.6
Professional Services	0.6
Consumer Finance	0.6
Multiline Retail	0.6
Oil & Gas	0.6
Media	0.5
Textiles, Apparel & Luxury Goods	0.5
Auto Manufacturers	0.5
Other	0.5
Household Durables	0.5
Commercial Services & Supplies	0.4

Electronic Equipment, Instruments & Components	0.4%
Semiconductors	0.4
Auto Components	0.3
Road & Rail	0.3
Household Products	0.3
Equipment	0.3
Internet	0.3
Construction & Engineering	0.3
Communications Equipment	0.3
Telecommunications	0.2
Tobacco	0.2
Beverages	0.2
Personal Products	0.2
Containers & Packaging	0.2
Energy Equipment & Services	0.2
Toys/Games/Hobbies	0.2
Wireless Telecommunication Services	0.2
Consumer Loans	0.2
Healthcare-Services	0.2
Multi-Utilities	0.1
Thrifts & Mortgage Finance	0.1
Forest Products & Paper	0.1
Healthcare-Products	0.1
Advertising	0.1
Gas	0.1
Electronics	0.1
Water Utilities	0.1
Commercial Services	0.1
Building Materials	0.1
Retail	0.1
Iron/Steel	0.1
Health Care Technology	0.1
Water	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Computers	0.1
Real Estate Management & Development	0.0	*
Diversified Consumer Services	0.0	*
Leisure Products	0.0	*
Construction Materials	0.0	*
Marine	0.0	*
Distributors	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Paper & Forest Products	0.0	*

	103.0
Liabilities in excess of other assets	(3.0)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$1,288,312	*
Equity contracts	Due from/to broker-variation margin futures	3,408,667	*	Due from/to broker-variation margin futures	4,394,988	*
Foreign exchange contracts	Due from/to broker-variation margin futures	989,136	*	Due from/to broker-variation margin futures	6,600,492	*
Interest rate contracts	Due from/to broker-variation margin futures	720,312	*	Due from/to broker-variation margin futures	3,248,083	*

		$5,118,115			$15,531,875

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Commodity contracts	$—	$(12,714)
Credit contracts	—	(2,141,057)
Equity contracts	34,800,855	—
Foreign exchange contracts	210,082	—
Interest rate contracts	(10,593,922)	—

Total	$24,417,015	$(2,153,771)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Commodity contracts	$—	$141,016
Credit contracts	—	206,893
Equity contracts	(7,160,422)	—
Foreign exchange contracts	(7,649,280)	—
Interest rate contracts	(2,627,570)	—

Total	$(17,437,272)	$347,909

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures	Futures
Contracts—	Contracts—
Long	Short
Positions(1)	Positions(1)
$1,263,063,549	$460,254,120

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit Default
Swap Agreements—
Buy Protection(1)
$122,513,667
Total Return
Swap
Agreements(1)
$36,838,047

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$220,665,556	$(220,665,556)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $220,665,556:
Unaffiliated investments (cost $4,073,587,952)	$5,000,743,605
Affiliated investments (cost $369,309,645)	369,296,633
Cash	3,752,194
Foreign currency, at value (cost $264,132)	259,957
Receivable for investments sold	64,577,972
Due from broker-variation margin futures	31,124,945
Dividends and interest receivable	8,971,176
Tax reclaim receivable	4,023,371
Receivable from affiliate	22,483
Receivable for Portfolio shares sold	93
Prepaid expenses	590,838

Total Assets	5,483,363,267

LIABILITIES
Payable to broker for collateral for securities on loan	228,778,911
Payable for investments purchased	33,790,901
Payable to affiliate	1,750,572
Payable for Portfolio shares purchased	1,584,687
Management fee payable	1,362,717
Accrued expenses and other liabilities	347,320
Distribution fee payable	214,596
Due to broker-variation margin swaps	30,942
Affiliated transfer agent fee payable	433

Total Liabilities	267,861,079

NET ASSETS	$5,215,502,188

Net assets were comprised of:
Partners’ Equity	$5,215,502,188

Net asset value and redemption price per share, $5,215,502,188 / 264,565,855 outstanding shares of beneficial interest	$19.71

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,623,478 foreign withholding tax, of which $165,215 is reimbursable by an affiliate)	$26,686,905
Interest income	13,607,931
Income from securities lending, net (including affiliated income of $64,958)	346,998
Affiliated dividend income	142,732

Total income	40,784,566

EXPENSES
Management fee	19,239,955
Distribution fee	6,397,956
Custodian and accounting fees	180,734
Trustees’ fees	34,769
Audit fee	21,467
Legal fees and expenses	18,309
Shareholders’ reports	3,694
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,601
Miscellaneous	60,211

Total expenses	25,960,696
Less: Fee waiver and/or expense reimbursement	(1,202,816)

Net expenses	24,757,880

NET INVESTMENT INCOME (LOSS)	16,026,686

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(39,674))	193,290,531
Net capital gain distributions received	55,847
Futures transactions	24,417,015
Swap agreements transactions	(2,153,771)
Foreign currency transactions	(253,847)

215,355,775

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,116)	196,208,199
Futures	(17,437,272)
Swap agreements	347,909
Foreign currencies	(2,270,178)

176,848,658

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	392,204,433

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$408,231,119

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,026,686	$34,990,944
Net realized gain (loss) on investment and foreign currency transactions	215,299,928	278,155,680
Net capital gain distributions received	55,847	121,794
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	176,848,658	177,783,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	408,231,119	491,052,403

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [127,331 and 139,943,520 shares, respectively]	2,395,673	2,016,648,655
Portfolio shares purchased [15,952,550 and 174,859,472 shares, respectively]	(301,984,280)	(2,430,788,399)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(299,588,607)	(414,139,744)

TOTAL INCREASE (DECREASE)	108,642,512	76,912,659
NET ASSETS:
Beginning of period	5,106,859,676	5,029,947,017

End of period	$5,215,502,188	$5,106,859,676

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 74.8%
AFFILIATED MUTUAL FUNDS — 40.6%
AST BlackRock/Loomis Sayles Bond Portfolio*	19,292,376	$303,276,146
AST ClearBridge Dividend Growth Portfolio*	8,112,970	211,586,269
AST Emerging Markets Equity Portfolio*	3,450,903	38,236,000
AST Global Bond Portfolio*	107,363,300	1,299,095,933
AST Goldman Sachs Small-Cap Value Portfolio*	3,266,447	100,475,917
AST High Yield Portfolio*	8,135,565	99,416,601
AST Hotchkis & Wiley Large-Cap Value Portfolio*	2,697,806	111,500,321
AST Jennison Large-Cap Growth Portfolio*	1,160,322	79,748,917
AST MFS Growth Portfolio*	1,711,799	84,203,396
AST MFS Large-Cap Value Portfolio*	5,069,405	141,081,534
AST Prudential Core Bond Portfolio*	75,810,149	1,058,309,676
AST Small-Cap Growth Opportunities Portfolio*	2,305,172	77,638,207
AST Small-Cap Growth Portfolio*	918,908	77,463,967
AST Small-Cap Value Portfolio*	2,775,020	101,648,981
AST T. Rowe Price Large-Cap Growth Portfolio*	1,045,896	76,141,212
AST T. Rowe Price Natural Resources Portfolio*	2,938,500	74,579,129
AST Western Asset Core Plus Bond Portfolio*	46,131,248	687,355,595
AST Western Asset Emerging Markets Debt Portfolio*	3,128,465	40,325,912

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,136,986,202)(wd)		4,662,083,713

COMMON STOCKS — 33.8%
Aerospace & Defense — 0.4%
Airbus SE (France)*	10,043	1,295,071
Curtiss-Wright Corp.	20,700	2,458,332
General Dynamics Corp.	49,952	9,403,963
Howmet Aerospace, Inc.*	150,300	5,180,841
L3Harris Technologies, Inc.	4,377	946,088
Lockheed Martin Corp.	24,100	9,118,235
Northrop Grumman Corp.	15,897	5,777,447
Raytheon Technologies Corp.	81,664	6,966,756
Teledyne Technologies, Inc.*	9,900	4,146,417

		45,293,150

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	131,683	8,968,327
Expeditors International of Washington, Inc.	34,400	4,355,040
FedEx Corp.	24,840	7,410,517
United Parcel Service, Inc. (Class B Stock)	66,716	13,874,927
XPO Logistics, Inc.*	5,000	699,450
Yamato Holdings Co. Ltd. (Japan)	35,400	1,007,044

		36,315,305

Airlines — 0.0%
Alaska Air Group, Inc.*	25,500	1,537,905

	Shares	Value

COMMON STOCKS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.*	27,978	$1,210,328
United Airlines Holdings, Inc.*	11,200	585,648

		3,333,881

Auto Components — 0.1%
Aisin Corp. (Japan)	8,100	347,436
Aptiv PLC*	14,058	2,211,745
Bridgestone Corp. (Japan)	26,000	1,185,917
Cie Generale des Etablissements Michelin SCA (France)	2,346	374,328
Magna International, Inc. (Canada)	16,021	1,484,185
Sumitomo Electric Industries Ltd. (Japan)	38,800	573,938

		6,177,549

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	49,926	5,297,544
Daimler AG (Germany)	102,863	9,198,370
Ferrari NV (Italy)	14,699	3,029,411
General Motors Co.*	200,101	11,839,976
Harley-Davidson, Inc.	67,300	3,083,686
Isuzu Motors Ltd. (Japan)	422,100	5,563,680
Kia Corp. (South Korea)	3,092	246,296
Stellantis NV	60,451	1,191,298
Tesla, Inc.*	32,454	22,058,984
Thor Industries, Inc.	22,900	2,587,700
Toyota Motor Corp. (Japan)	50,100	4,376,919
Volkswagen AG (Germany)	1,630	536,753
Yamaha Motor Co. Ltd. (Japan)	195,476	5,307,511

		74,318,128

Banks — 1.9%
Absa Group Ltd. (South Africa)*	72,478	688,184
Australia & New Zealand Banking Group Ltd. (Australia)	147,554	3,122,175
Banco Bilbao Vizcaya Argentaria SA (Spain)*	348,781	2,165,125
Bank Hapoalim BM (Israel)*	59,024	473,922
Bank Leumi Le-Israel BM (Israel)*	518,396	3,937,084
Bank of America Corp.	464,472	19,150,181
Bank of China Ltd. (China) (Class H Stock)	763,000	274,188
Bank of Ireland Group PLC (Ireland)*	72,257	388,307
Bank of Nova Scotia (The) (Canada)	18,120	1,178,472
BNP Paribas SA (France)	160,921	10,084,867
China Construction Bank Corp. (China) (Class H Stock)	1,489,000	1,169,972
Citigroup, Inc.	246,590	17,446,242
Citizens Financial Group, Inc.	12,700	582,549
Commonwealth Bank of Australia (Australia)	117,855	8,857,428
Credit Agricole SA (France)	274,207	3,847,177
DBS Group Holdings Ltd. (Singapore)	383,200	8,557,534
DNB ASA (Norway)	220,958	4,818,779
East West Bancorp, Inc.	14,200	1,017,998
Fifth Third Bancorp	96,800	3,700,664
First Horizon Corp.	269,600	4,658,688

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
FNB Corp.	45,700	$563,481
Hana Financial Group, Inc. (South Korea)	14,786	606,710
HSBC Holdings PLC (United Kingdom)	174,148	1,005,268
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	419,000	245,770
JPMorgan Chase & Co.	191,554	29,794,309
KB Financial Group, Inc. (South Korea)	7,518	373,234
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,575,100	8,502,463
Mizrahi Tefahot Bank Ltd. (Israel)*	11,800	363,394
Mizuho Financial Group, Inc. (Japan)	62,400	892,652
National Australia Bank Ltd. (Australia)	209,271	4,128,068
Natwest Group PLC (United Kingdom)	276,293	777,764
Nordea Bank Abp (Finland)	661,834	7,377,378
Oversea-Chinese Banking Corp. Ltd. (Singapore)	173,700	1,547,595
PNC Financial Services Group, Inc. (The)	120,130	22,915,999
Regions Financial Corp.	68,400	1,380,312
Resona Holdings, Inc. (Japan)	107,400	413,957
Sberbank of Russia PJSC (Russia), ADR	66,328	1,103,044
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	167,452	2,164,701
Sumitomo Mitsui Financial Group, Inc. (Japan)	66,900	2,301,292
SVB Financial Group*	780	434,015
Svenska Handelsbanken AB (Sweden) (Class A Stock)	76,585	866,054
Synovus Financial Corp.	28,800	1,263,744
Tisco Financial Group PCL (Thailand)	294,400	815,847
Toronto-Dominion Bank (The) (Canada)	5,494	385,014
Truist Financial Corp.	176,251	9,781,930
U.S. Bancorp	104,515	5,954,220
United Overseas Bank Ltd. (Singapore)	61,200	1,179,747
Wells Fargo & Co.	344,252	15,591,173
Westpac Banking Corp. (Australia)	189,788	3,677,429
Zions Bancorp NA	17,700	935,622

		223,461,722

Beverages — 0.5%
Ambev SA (Brazil)	106,000	363,577
Anheuser-Busch InBev SA/NV (Belgium), ADR	12,208	879,098
Boston Beer Co., Inc. (The) (Class A Stock)*	516	526,733
Carlsberg A/S (Denmark) (Class B Stock)	5,422	1,011,325
Coca-Cola Co. (The)	363,372	19,662,059
Coca-Cola Europacific Partners PLC (United Kingdom)	21,226	1,259,126
Coca-Cola HBC AG (Russia)*	10,293	373,558
Diageo PLC (United Kingdom)	115,302	5,549,212
Diageo PLC (United Kingdom), ADR	18,688	3,582,303
Kirin Holdings Co. Ltd. (Japan)	37,200	724,896
Monster Beverage Corp.*	15,808	1,444,061

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	94,938	$14,066,963
Pernod Ricard SA (France)	13,213	2,935,083
Remy Cointreau SA (France)	8,257	1,705,796

		54,083,790

Biotechnology — 0.5%
AbbVie, Inc.	142,028	15,998,034
Abcam PLC (United Kingdom)*	57,719	1,106,056
Amgen, Inc.	9,940	2,422,875
Argenx SE (Netherlands), ADR*	6,182	1,861,215
Biogen, Inc.*	22,833	7,906,383
BioMarin Pharmaceutical, Inc.*	9,070	756,801
Moderna, Inc.*	34,100	8,012,818
Regeneron Pharmaceuticals, Inc.*	11,968	6,684,607
Vertex Pharmaceuticals, Inc.*	34,900	7,036,887

		51,785,676

Building Products — 0.3%
AGC, Inc. (Japan)	10,000	419,444
Carrier Global Corp.	144,400	7,017,840
Cie de Saint-Gobain (France)	108,760	7,184,500
Geberit AG (Switzerland)	1,922	1,443,452
Johnson Controls International PLC	128,347	8,808,455
Kingspan Group PLC (Ireland)	8,061	762,404
Nibe Industrier AB (Sweden) (Class B Stock)	74,746	787,078
Trane Technologies PLC	23,308	4,291,935
Xinyi Glass Holdings Ltd. (Hong Kong)	1,046,000	4,273,129

		34,988,237

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	50,647	825,315
Affiliated Managers Group, Inc.	12,000	1,850,520
Ameriprise Financial, Inc.	6,257	1,557,242
Amundi SA (France), 144A	29,662	2,620,257
Apollo Global Management, Inc.	64,085	3,986,087
Bank of New York Mellon Corp. (The)	11,200	573,776
BlackRock, Inc.	8,606	7,529,992
Blackstone Group, Inc. (The)	38,942	3,782,826
Carlyle Group, Inc. (The)	12,700	590,296
Charles Schwab Corp. (The)	29,232	2,128,382
CME Group, Inc.	16,773	3,567,282
Credit Suisse Group AG (Switzerland)	34,439	361,440
Daiwa Securities Group, Inc. (Japan)	526,795	2,896,723
Evercore, Inc. (Class A Stock)	4,400	619,388
Goldman Sachs Group, Inc. (The)	58,102	22,051,452
IG Group Holdings PLC (United Kingdom)	89,435	1,053,563
Intercontinental Exchange, Inc.	8,500	1,008,950
Invesco Ltd.	192,000	5,132,160
Julius Baer Group Ltd. (Switzerland)	102,074	6,679,430
KKR & Co., Inc.	76,765	4,547,559
Lazard Ltd. (Class A Stock)	15,234	689,338
Moody’s Corp.	21,700	7,863,429
Morgan Stanley	143,221	13,131,933
Morningstar, Inc.	1,377	354,040
MSCI, Inc.	12,700	6,770,116
Northern Trust Corp.	54,754	6,330,657

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Partners Group Holding AG (Switzerland)	619	$939,058
Raymond James Financial, Inc.	41,200	5,351,880
S&P Global, Inc.	7,102	2,915,016
Schroders PLC (United Kingdom)	43,525	2,115,127
St. James’s Place PLC (United Kingdom)	27,923	570,076
Standard Life Aberdeen PLC (United Kingdom)	114,473	430,471
T. Rowe Price Group, Inc.	9,303	1,841,715
UBS Group AG (Switzerland)	631,361	9,668,379

		132,333,875

Chemicals — 0.6%
Air Products & Chemicals, Inc.	9,348	2,689,233
Akzo Nobel NV (Netherlands)	9,799	1,212,803
Celanese Corp.	27,300	4,138,680
Chemours Co. (The)	106,600	3,709,680
Covestro AG (Germany), 144A	93,387	6,051,231
Dow, Inc.	101,469	6,420,958
DuPont de Nemours, Inc.	85,000	6,579,850
Eastman Chemical Co.	18,953	2,212,763
Ecolab, Inc.	5,612	1,155,904
Evonik Industries AG (Germany)	10,926	367,203
FMC Corp.	9,922	1,073,560
Givaudan SA (Switzerland)	617	2,874,025
Linde PLC (United Kingdom) (NYSE)	11,341	3,278,683
Linde PLC (United Kingdom) (BATE)	1,257	364,260
Mitsubishi Chemical Holdings Corp. (Japan)	50,700	426,700
Mitsui Chemicals, Inc. (Japan)	172,200	5,965,956
Mosaic Co. (The)	172,800	5,514,048
Nitto Denko Corp. (Japan)	13,000	970,348
Olin Corp.	41,100	1,901,286
Orbia Advance Corp. SAB de CV (Mexico)	118,146	308,849
PPG Industries, Inc.	27,289	4,632,853
Sumitomo Chemical Co. Ltd. (Japan)	75,500	400,910
Tosoh Corp. (Japan)	32,700	565,394
Umicore SA (Belgium)	10,085	615,404
Westlake Chemical Corp.	68,942	6,210,985

		69,641,566

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	88,857	765,337
Clean Harbors, Inc.*	21,700	2,021,138
Copart, Inc.*	44,400	5,853,252
Republic Services, Inc.	45,381	4,992,364
Securitas AB (Sweden) (Class B Stock)	21,822	344,534
Transcontinental, Inc. (Canada) (Class A Stock)	48,793	916,345

		14,892,970

Communications Equipment — 0.1%
Cisco Systems, Inc.	123,715	6,556,895
Motorola Solutions, Inc.	25,300	5,486,305
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	54,649	687,488

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Ubiquiti, Inc.	8,000	$2,497,520
VTech Holdings Ltd. (Hong Kong)	51,500	542,729

		15,770,937

Construction & Engineering — 0.0%
Skanska AB (Sweden) (Class B Stock)	129,000	3,422,478

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	79,000	418,290
Eagle Materials, Inc.	10,400	1,477,944
Holcim Ltd. (Switzerland)*	119,071	7,162,038
Martin Marietta Materials, Inc.	6,700	2,357,127

		11,415,399

Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	30,500	360,802
American Express Co.	76,997	12,722,214
Capital One Financial Corp.	77,695	12,018,640
SLM Corp.	96,298	2,016,480

		27,118,136

Containers & Packaging — 0.1%
Avery Dennison Corp.	32,809	6,897,764
Crown Holdings, Inc.	33,492	3,423,217
Smurfit Kappa Group PLC (Ireland)	12,771	695,402
Westrock Co.	31,900	1,697,718

		12,714,101

Distributors — 0.1%
D’ieteren Group (Belgium)	2,289	277,888
Genuine Parts Co.	35,800	4,527,626
LKQ Corp.*	32,800	1,614,416

		6,419,930

Diversified Consumer Services — 0.1%
Service Corp. International	102,992	5,519,341

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	82,100	22,817,232
Industrivarden AB (Sweden) (Class C Stock)	46,612	1,706,667
M&G PLC (United Kingdom)	1,122,597	3,563,991

		28,087,890

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	306,400	8,818,192
Deutsche Telekom AG (Germany)	92,820	1,963,365
Hellenic Telecommunications Organization SA (Greece)	25,766	432,334
Swisscom AG (Switzerland)	8,316	4,752,473
Telecom Italia SpA (Italy)	666,652	331,383
Telefonica SA (Spain)	1,351,873	6,324,661
United Internet AG (Germany)	8,604	351,596
Verizon Communications, Inc.	304,620	17,067,859

		40,041,863

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities — 0.5%
Avangrid, Inc.	69,100	$3,553,813
Chubu Electric Power Co., Inc. (Japan)	236,800	2,892,491
CLP Holdings Ltd. (Hong Kong)	155,500	1,537,854
Edison International	20,300	1,173,746
Endesa SA (Spain)	16,717	406,139
Enel SpA (Italy)	262,898	2,449,731
Energisa SA (Brazil), UTS	53,700	500,529
Entergy Corp.	50,700	5,054,790
Evergy, Inc.	87,800	5,305,754
Fortum OYJ (Finland)	208,238	5,747,448
Hawaiian Electric Industries, Inc.	67,733	2,863,751
Iberdrola SA (Spain)	362,861	4,423,937
Kansai Electric Power Co., Inc. (The) (Japan)	37,000	353,176
NextEra Energy, Inc.	79,251	5,807,513
Power Assets Holdings Ltd. (Hong Kong)	72,000	441,900
PPL Corp.	20,300	567,791
Red Electrica Corp. SA (Spain)	194,527	3,615,923
Southern Co. (The)	89,400	5,409,594
SSE PLC (United Kingdom)	139,902	2,918,714
Tohoku Electric Power Co., Inc. (Japan)	250,684	1,962,555
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	34,057	253,213
Xcel Energy, Inc.	61,412	4,045,823

		61,286,185

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	90,606	3,079,564
AMETEK, Inc.	45,600	6,087,600
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)*	30,474	2,522,533
Eaton Corp. PLC	50,840	7,533,471
Emerson Electric Co.	107,808	10,375,442
Generac Holdings, Inc.*	814	337,932
Legrand SA (France)	19,168	2,031,372
Mitsubishi Electric Corp. (Japan)	94,300	1,367,295
Regal Beloit Corp.	12,900	1,722,279
Schneider Electric SE	40,785	6,425,618
Signify NV (Netherlands), 144A	12,933	820,007

		42,303,113

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	9,100	1,035,853
Corning, Inc.	265,399	10,854,819
Hexagon AB (Sweden) (Class B Stock)	102,489	1,519,769
Hon Hai Precision Industry Co. Ltd. (Taiwan)	83,000	334,802
Keyence Corp. (Japan)	5,129	2,588,659
Littelfuse, Inc.	2,711	690,736
Shimadzu Corp. (Japan)	35,100	1,357,491
SYNNEX Corp.	15,800	1,923,808
Zebra Technologies Corp. (Class A Stock)*	11,900	6,300,931

		26,606,868

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services — 0.1%
Halliburton Co.	249,900	$5,777,688
Tenaris SA	31,330	343,139

		6,120,827

Entertainment — 0.6%
Activision Blizzard, Inc.	30,100	2,872,744
Bilibili, Inc. (China), ADR*	13,429	1,636,189
Capcom Co. Ltd. (Japan)	11,100	324,985
DeNA Co. Ltd. (Japan)	13,200	280,665
Electronic Arts, Inc.	46,200	6,644,946
GungHo Online Entertainment, Inc. (Japan)	41,000	814,405
Konami Holdings Corp. (Japan)	81,769	4,892,670
Netflix, Inc.*	30,483	16,101,425
Nintendo Co. Ltd. (Japan)	16,400	9,511,462
Playtika Holding Corp.*	44,200	1,053,728
Sea Ltd. (Taiwan), ADR*	25,403	6,975,664
Walt Disney Co. (The)*	92,662	16,287,200
World Wrestling Entertainment, Inc. (Class A Stock)	51,500	2,981,335

		70,377,418

Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.	18,780	3,416,833
American Campus Communities, Inc.	25,407	1,187,015
American Tower Corp.	29,945	8,089,342
Apartment Income REIT Corp.	33,600	1,593,648
AvalonBay Communities, Inc.	24,380	5,087,862
Boston Properties, Inc.	4,093	469,017
Brixmor Property Group, Inc.	54,000	1,236,060
Cousins Properties, Inc.	9,125	335,618
Crown Castle International Corp.	19,972	3,896,537
Dexus (Australia)*	55,775	445,427
Duke Realty Corp.	22,800	1,079,580
Equinix, Inc.	2,774	2,226,412
Equity Residential	28,900	2,225,300
Essex Property Trust, Inc.	1,900	570,019
Gaming & Leisure Properties, Inc.	7,248	335,800
Goodman Group (Australia)	488,539	7,748,850
Highwoods Properties, Inc.	12,700	573,659
Invitation Homes, Inc.	29,800	1,111,242
Japan Real Estate Investment Corp. (Japan)	67	412,206
Lamar Advertising Co. (Class A Stock)	33,500	3,498,070
Link REIT (Hong Kong)	109,000	1,054,763
Medical Properties Trust, Inc.	261,100	5,248,110
Nomura Real Estate Master Fund, Inc. (Japan)	222	355,971
Prologis, Inc.	112,507	13,447,962
Public Storage	6,900	2,074,761
Realty Income Corp.	3,782	252,411
Regency Centers Corp.	11,400	730,398
SBA Communications Corp.	27,810	8,863,047
Stockland (Australia)	984,653	3,436,131
Ventas, Inc.	11,740	670,354
Vornado Realty Trust	3,997	186,540
Welltower, Inc.	7,500	623,250

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	174,500	$6,006,290

		88,488,485

Food & Staples Retailing — 0.5%
Albertson’s Cos., Inc. (Class A Stock)	49,000	963,340
BIM Birlesik Magazalar A/S (Turkey)	40,166	286,948
Carrefour SA (France)	31,590	623,098
Costco Wholesale Corp.	8,383	3,316,902
Etablissements Franz Colruyt NV (Belgium)	5,858	328,117
J Sainsbury PLC (United Kingdom)	94,820	357,001
Kesko OYJ (Finland) (Class B Stock)	46,233	1,709,028
Koninklijke Ahold Delhaize NV (Netherlands)	239,784	7,124,685
Seven & i Holdings Co. Ltd. (Japan)	67,500	3,226,168
Sugi Holdings Co. Ltd. (Japan)	5,100	371,639
Sysco Corp.	91,503	7,114,358
Tesco PLC (United Kingdom)	654,278	2,018,990
Walgreens Boots Alliance, Inc.	65,300	3,435,433
Wal-Mart de Mexico SAB de CV (Mexico)	153,431	501,148
Walmart, Inc.	146,650	20,680,583

		52,057,438

Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	23,700	615,671
Bunge Ltd.	32,200	2,516,430
Darling Ingredients, Inc.*	9,387	633,623
Gruma SAB de CV (Mexico) (Class B Stock)	28,878	324,591
Hershey Co. (The)	27,185	4,735,083
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	98,200	559,869
JBS SA	59,669	350,183
Kraft Heinz Co. (The)	148,000	6,035,440
Mondelez International, Inc. (Class A Stock)	186,822	11,665,166
Nestle SA (Switzerland)	153,385	19,108,926
NH Foods Ltd. (Japan)	8,600	334,850
Orkla ASA (Norway)	341,780	3,486,587
Tyson Foods, Inc. (Class A Stock)	76,300	5,627,888
Viscofan SA (Spain)	7,411	516,812
Wilmar International Ltd. (China)	1,340,400	4,509,320

		61,020,439

Gas Utilities — 0.0%
Italgas SpA (Italy)	78,572	514,459
Osaka Gas Co. Ltd. (Japan)	19,400	361,050
Snam SpA (Italy)	106,190	613,199
UGI Corp.	12,000	555,720

		2,044,428

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	194,428	22,540,038
Alcon, Inc. (Switzerland) (SWX)	13,417	942,238
Alcon, Inc. (Switzerland) (NYSE)	17,863	1,255,054
Align Technology, Inc.*	12,792	7,815,912
Baxter International, Inc.	27,400	2,205,700

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Becton, Dickinson & Co.	40,669	$9,890,294
Boston Scientific Corp.*	224,782	9,611,678
Cooper Cos., Inc. (The)	1,839	728,741
Danaher Corp.	55,088	14,783,416
DENTSPLY SIRONA, Inc.	34,400	2,176,144
Envista Holdings Corp.*	18,200	786,422
GN Store Nord A/S (Denmark)	6,710	587,253
Hill-Rom Holdings, Inc.	6,073	689,832
Hoya Corp. (Japan)	21,900	2,889,262
Intuitive Surgical, Inc.*	2,538	2,334,046
Koninklijke Philips NV (Netherlands)	34,750	1,723,322
Medtronic PLC	60,410	7,498,693
Menicon Co. Ltd. (Japan)	23,293	1,625,346
Olympus Corp. (Japan)	11,200	222,409
Sonova Holding AG (Switzerland)	17,917	6,750,601
Straumann Holding AG (Switzerland)	1,964	3,135,493
Stryker Corp.	44,627	11,590,971
Teleflex, Inc.	6,100	2,450,919
Top Glove Corp. Bhd (Malaysia)	247,100	247,538
Zimmer Biomet Holdings, Inc.	12,456	2,003,174

		116,484,496

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	12,213	766,366
AmerisourceBergen Corp.	10,942	1,252,750
Amplifon SpA (Italy)	7,585	374,667
Anthem, Inc.	5,400	2,061,720
Centene Corp.*	87,300	6,366,789
Cigna Corp.	54,419	12,901,112
CVS Health Corp.	99,048	8,264,565
Fresenius Medical Care AG & Co. KGaA (Germany)	22,113	1,839,662
Fresenius SE & Co. KGaA (Germany)	120,183	6,274,908
H.U. Group Holdings, Inc. (Japan)	17,200	443,973
HCA Healthcare, Inc.	17,200	3,555,928
Humana, Inc.	14,700	6,507,984
Laboratory Corp. of America Holdings*	23,552	6,496,819
Medipal Holdings Corp. (Japan)	126,300	2,411,793
Molina Healthcare, Inc.*	13,456	3,405,175
Sonic Healthcare Ltd. (Australia)	137,568	3,970,124
UnitedHealth Group, Inc.	57,655	23,087,368

		89,981,703

Health Care Technology — 0.0%
Change Healthcare, Inc.*	15,090	347,674
Veeva Systems, Inc. (Class A Stock)*	4,800	1,492,560

		1,840,234

Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. (Class A Stock)*	2,286	350,078
Aramark	79,163	2,948,822
Booking Holdings, Inc.*	1,435	3,139,909
Caesars Entertainment, Inc.*	21,600	2,241,000
Darden Restaurants, Inc.	41,748	6,094,790
Evolution AB (Sweden), 144A	31,551	5,002,813
Flutter Entertainment PLC (Ireland)*	4,400	800,047
La Francaise des Jeux SAEM (France), 144A	34,484	2,031,134

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)*	62,951	$8,594,070
McDonald’s Corp.	94,211	21,761,799
McDonald’s Holdings Co. Japan Ltd. (Japan)	109,241	4,821,904
MGM Resorts International	127,087	5,420,261
Penn National Gaming, Inc.*	7,359	562,890
Royal Caribbean Cruises Ltd.*	14,447	1,232,040
Starbucks Corp.	106,700	11,930,127
Tabcorp Holdings Ltd. (Australia)	356,400	1,386,873
Yum China Holdings, Inc. (China)	21,601	1,431,066
Yum! Brands, Inc.	14,085	1,620,198

		81,369,821

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	204,737	1,969,190
D.R. Horton, Inc.	66,865	6,042,590
Electrolux AB (Sweden) (Class B Stock)	12,550	348,944
Husqvarna AB (Sweden) (Class B Stock)	160,096	2,131,341
Iida Group Holdings Co. Ltd. (Japan)	133,800	3,447,089
Lennar Corp. (Class A Stock)	3,956	393,029
Mohawk Industries, Inc.*	8,900	1,710,491
Newell Brands, Inc.	110,673	3,040,187
Persimmon PLC (United Kingdom)	63,995	2,631,542
PulteGroup, Inc.	93,100	5,080,467
SEB SA (France)	1,899	343,031
Sekisui House Ltd. (Japan)	32,100	657,612
Sony Group Corp. (Japan)	65,000	6,291,953
Toll Brothers, Inc.	5,742	331,945

		34,419,411

Household Products — 0.2%
Colgate-Palmolive Co.	8,300	675,205
Henkel AG & Co. KGaA (Germany)	5,407	498,388
Procter & Gamble Co. (The)	154,376	20,829,954
Reckitt Benckiser Group PLC (United Kingdom)	28,489	2,525,134
Spectrum Brands Holdings, Inc.	20,700	1,760,328

		26,289,009

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	189,600	4,942,872

Industrial Conglomerates — 0.4%
3M Co.	14,200	2,820,546
Carlisle Cos., Inc.	5,600	1,071,728
CK Hutchison Holdings Ltd. (United Kingdom)	140,000	1,089,574
DCC PLC (United Kingdom)	58,022	4,757,961
General Electric Co.	841,089	11,321,058
Hitachi Ltd. (Japan)	85,200	4,865,751
Honeywell International, Inc.	36,590	8,026,016
Siemens AG (Germany)	38,610	6,120,935
Smiths Group PLC (United Kingdom)	21,125	466,450

		40,540,019

	Shares	Value

COMMON STOCKS (continued)
Insurance — 1.0%
Ageas SA/NV (Belgium)	77,077	$4,274,812
AIA Group Ltd. (Hong Kong)	199,000	2,478,820
Alleghany Corp.*	1,045	697,088
Allianz SE (Germany)	21,362	5,330,302
Allstate Corp. (The)	48,500	6,326,340
American Financial Group, Inc.	27,500	3,429,800
American International Group, Inc.	39,100	1,861,160
Arthur J. Gallagher & Co.	26,220	3,672,898
Assicurazioni Generali SpA (Italy)	57,390	1,152,669
Axis Capital Holdings Ltd.	7,014	343,756
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	339,800	1,068,131
Chubb Ltd.	40,240	6,395,746
Dai-ichi Life Holdings, Inc. (Japan)	306,200	5,627,698
Fairfax Financial Holdings Ltd. (Canada)	1,936	848,991
Hartford Financial Services Group, Inc. (The)	58,641	3,633,983
iA Financial Corp., Inc. (Canada)	7,308	397,884
Japan Post Holdings Co. Ltd. (Japan)*	714,800	5,856,854
Legal & General Group PLC (United Kingdom)	1,616,525	5,771,926
Lincoln National Corp.	18,400	1,156,256
Loews Corp.	18,300	1,000,095
Manulife Financial Corp. (Canada)	77,198	1,519,548
Markel Corp.*	3,000	3,560,130
Marsh & McLennan Cos., Inc.	68,132	9,584,810
Medibank Private Ltd. (Australia)	147,974	351,038
MetLife, Inc.	198,574	11,884,654
NN Group NV (Netherlands)	125,161	5,916,028
Old Republic International Corp.	31,600	787,156
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	370,000	324,160
Poste Italiane SpA (Italy), 144A	216,482	2,862,253
Progressive Corp. (The)	24,912	2,446,607
RenaissanceRe Holdings Ltd. (Bermuda)	7,246	1,078,350
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,624	1,101,585
Swiss Life Holding AG (Switzerland)	7,930	3,857,563
Travelers Cos., Inc. (The)	41,100	6,153,081
W.R. Berkley Corp.	7,500	558,225

		113,310,397

Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	24,055	58,737,258
Alphabet, Inc. (Class C Stock)*	13,900	34,837,848
carsales.com Ltd. (Australia)	32,569	482,672
Facebook, Inc. (Class A Stock)*	157,461	54,750,764
NAVER Corp. (South Korea)	2,564	953,138
Pinterest, Inc. (Class A Stock)*	10,445	824,633
REA Group Ltd. (Australia)	7,050	897,334
Scout24 AG (Germany), 144A*	3,493	294,665
Tencent Holdings Ltd. (China)	55,042	4,151,122

		155,929,434

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd. (China), ADR*	10,720	$2,431,082
Amazon.com, Inc.*	27,509	94,635,361
HelloFresh SE (Germany)*	67,888	6,616,714
JD.com, Inc. (China), ADR*	6,573	524,591
Meituan (China) (Class B Stock), 144A*	24,905	1,028,468
MercadoLibre, Inc. (Argentina)*	4,164	6,486,638
Qurate Retail, Inc. (Class A Stock)	90,900	1,189,881
Zalando SE (Germany), 144A*	12,030	1,457,453
ZOZO, Inc. (Japan)	32,400	1,098,857

		115,469,045

IT Services — 1.4%
Accenture PLC (Class A Stock)	42,128	12,418,913
Adyen NV (Netherlands), 144A*	3,943	9,652,465
Affirm Holdings, Inc.*	5,819	391,910
Akamai Technologies, Inc.*	25,094	2,925,960
Automatic Data Processing, Inc.	44,200	8,779,004
Broadridge Financial Solutions, Inc.	8,700	1,405,311
Capgemini SE (France)	8,357	1,607,679
Cognizant Technology Solutions Corp. (Class A Stock)	8,300	574,858
Concentrix Corp.*	11,100	1,784,880
Dlocal Ltd. (Uruguay)*	21,639	1,136,697
EPAM Systems, Inc.*	12,400	6,335,904
Fidelity National Information Services, Inc.	26,705	3,783,297
Fiserv, Inc.*	68,000	7,268,520
FleetCor Technologies, Inc.*	7,620	1,951,177
Fujitsu Ltd. (Japan)	54,400	10,192,669
Gartner, Inc.*	24,744	5,992,997
GMO Payment Gateway, Inc. (Japan)	14,455	1,876,923
Infosys Ltd. (India), ADR	48,306	1,023,604
International Business Machines Corp.	9,908	1,452,414
Mastercard, Inc. (Class A Stock)	48,550	17,725,120
Paychex, Inc.	14,000	1,502,200
PayPal Holdings, Inc.*	66,330	19,333,869
SCSK Corp. (Japan)	5,900	351,518
Shopify, Inc. (Canada) (Class A Stock)*	4,999	7,303,439
Snowflake, Inc. (Class A Stock)*	3,508	848,234
VeriSign, Inc.*	22,400	5,100,256
Visa, Inc. (Class A Stock)	127,248	29,753,127
Wix.com Ltd. (Israel)*	12,134	3,522,258

		165,995,203

Leisure Products — 0.1%
Brunswick Corp.	61,891	6,165,582
Hasbro, Inc.	12,208	1,153,900
Polaris, Inc.	12,700	1,739,392
Sega Sammy Holdings, Inc. (Japan)	38,600	506,662
Shimano, Inc. (Japan)	15,400	3,661,335
Yamaha Corp. (Japan)	6,900	374,392

		13,601,263

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	16,500	2,438,865
Avantor, Inc.*	29,902	1,061,820

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,000	$644,290
Eurofins Scientific SE (Luxembourg)*	82,392	9,433,809
IQVIA Holdings, Inc.*	32,441	7,861,103
Mettler-Toledo International, Inc.*	4,400	6,095,496
Sartorius Stedim Biotech (France)	1,424	674,920
Syneos Health, Inc.*	4,057	363,061
Thermo Fisher Scientific, Inc.	34,761	17,535,882
Wuxi Biologics Cayman, Inc. (China), 144A*	303,852	5,565,960

		51,675,206

Machinery — 0.9%
AGCO Corp.	35,900	4,680,642
Airtac International Group (China)	7,000	271,414
Alfa Laval AB (Sweden)	16,293	576,857
Atlas Copco AB (Sweden) (Class A Stock)	35,051	2,150,716
Atlas Copco AB (Sweden) (Class B Stock)	20,563	1,083,109
Caterpillar, Inc.	26,822	5,837,272
CNH Industrial NV (United Kingdom)	365,982	6,085,660
Crane Co.	11,200	1,034,544
Cummins, Inc.	24,900	6,070,869
Deere & Co.	35,627	12,565,999
Doosan Bobcat, Inc. (South Korea)*	5,847	249,806
Dover Corp.	22,254	3,351,452
Epiroc AB (Sweden) (Class A Stock)	113,480	2,589,513
Epiroc AB (Sweden) (Class B Stock)	20,282	398,701
Fortive Corp.	32,716	2,281,614
GEA Group AG (Germany)	36,036	1,460,703
Kubota Corp. (Japan)	15,500	313,735
Lincoln Electric Holdings, Inc.	2,714	357,461
Makita Corp. (Japan)	11,100	522,487
MINEBEA MITSUMI, Inc. (Japan)	18,500	489,042
NGK Insulators Ltd. (Japan)	19,700	331,651
Nordson Corp.	1,708	374,923
Oshkosh Corp.	91,325	11,382,748
Otis Worldwide Corp.	71,282	5,828,729
Parker-Hannifin Corp.	33,891	10,408,265
Sandvik AB (Sweden)	59,124	1,512,343
SKF AB (Sweden) (Class B Stock)	19,803	504,856
Spirax-Sarco Engineering PLC (United Kingdom)	14,105	2,654,461
Stanley Black & Decker, Inc.	36,713	7,525,798
Techtronic Industries Co. Ltd. (Hong Kong)	625,578	10,918,682
Volvo AB (Sweden) (Class B Stock)	75,196	1,814,997
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	184,000	193,000

		105,822,049

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	167	464,923
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,763	5,079,797

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Marine (cont’d.)
Kuehne + Nagel International AG (Switzerland)	2,828	$968,517
Nippon Yusen KK (Japan)	139,000	7,056,523

		13,569,760

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	1,082	780,609
Comcast Corp. (Class A Stock)	470,528	26,829,507
CyberAgent, Inc. (Japan)	21,600	462,677
Fox Corp. (Class A Stock)	56,500	2,097,845
Fox Corp. (Class B Stock)	57,400	2,020,480
News Corp. (Class A Stock)	154,100	3,971,157
News Corp. (Class B Stock)	30,200	735,370
Nexstar Media Group, Inc. (Class A Stock)	6,100	902,068
Omnicom Group, Inc.	9,800	783,902
Publicis Groupe SA (France)	17,948	1,149,137

		39,732,752

Metals & Mining — 0.6%
Alcoa Corp.*	32,000	1,178,880
ArcelorMittal SA (Luxembourg)	232,912	7,208,464
BHP Group Ltd. (Australia)	156,123	5,717,815
BHP Group PLC (Australia)	288,822	8,556,791
BlueScope Steel Ltd. (Australia)	288,109	4,776,777
Boliden AB (Sweden)	63,670	2,454,474
Evraz PLC (Russia)	39,488	324,992
Fortescue Metals Group Ltd. (Australia)	110,704	1,946,335
Freeport-McMoRan, Inc.	216,837	8,046,821
Glencore PLC (Australia)*	170,773	735,670
Impala Platinum Holdings Ltd. (South Africa)	16,565	273,808
JFE Holdings, Inc. (Japan)	20,400	240,395
Newcrest Mining Ltd. (Australia)	42,820	816,794
Norsk Hydro ASA (Norway)	531	3,398
POSCO (South Korea)	2,592	803,883
Reliance Steel & Aluminum Co.	30,400	4,587,360
Rio Tinto Ltd. (Australia)	18,973	1,810,921
Rio Tinto PLC (Australia)	148,474	12,293,041
Sibanye Stillwater Ltd. (South Africa)	61,216	256,615
Southern Copper Corp. (Peru)	12,800	823,296
Steel Dynamics, Inc.	42,438	2,529,305
Sumitomo Metal Mining Co. Ltd. (Japan)	12,200	477,159
Vale SA (Brazil)	30,100	684,085

		66,547,079

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.	13,018	340,681

Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	96,372	766,701
Next PLC (United Kingdom)*	16,020	1,747,491
Target Corp.	40,036	9,678,303
Wesfarmers Ltd. (Australia)	58,059	2,576,735

		14,769,230

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities — 0.2%
Ameren Corp.	22,828	$1,827,153
CenterPoint Energy, Inc.	358,552	8,791,695
CMS Energy Corp.	20,257	1,196,784
Dominion Energy, Inc.	54,719	4,025,677
E.ON SE (Germany)	210,984	2,443,724
Public Service Enterprise Group, Inc.	85,775	5,124,198
Sempra Energy	17,322	2,294,818

		25,704,049

Oil, Gas & Consumable Fuels — 1.0%
Aker BP ASA (Norway)	14,142	454,363
APA Corp.	71,500	1,546,545
Cheniere Energy, Inc.*	38,900	3,374,186
Chevron Corp.	138,900	14,548,386
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,754,000	889,753
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	464,500	912,525
ConocoPhillips	252,259	15,362,573
Enbridge, Inc. (Canada)	130,660	5,231,626
ENEOS Holdings, Inc. (Japan)	1,450,700	6,085,113
Eni SpA (Italy)	32,309	394,339
EOG Resources, Inc.	84,110	7,018,138
Equinor ASA (Norway)	137,914	2,932,928
Exxon Mobil Corp.	263,800	16,640,504
Galp Energia SGPS SA (Portugal)	46,691	507,598
Hess Corp.	27,200	2,375,104
HollyFrontier Corp.	17,200	565,880
Kinder Morgan, Inc.	347,400	6,333,102
LUKOIL PJSC (Russia), ADR	13,597	1,250,924
Lundin Energy AB (Sweden)	10,425	369,984
OMV AG (Austria)	100,963	5,784,696
Pembina Pipeline Corp. (Canada)	13,372	424,914
PetroChina Co. Ltd. (China) (Class H Stock)	668,000	326,960
Phillips 66	10,600	909,692
Pioneer Natural Resources Co.	2,572	418,001
Repsol SA (Spain)	78,843	989,722
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	215,097	4,318,508
Targa Resources Corp.	15,944	708,711
TotalEnergies SE (France)	130,241	5,899,236
Tourmaline Oil Corp. (Canada)	29,883	854,110
Valero Energy Corp.	35,853	2,799,402
Washington H Soul Pattinson & Co. Ltd. (Australia)	37,400	947,669
Williams Cos., Inc. (The)	307,625	8,167,444

		119,342,636

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	25,749	681,013

Personal Products — 0.3%
Amorepacific Corp. (South Korea)	1,097	245,642
Estee Lauder Cos., Inc. (The) (Class A Stock)	24,000	7,633,920
L’Oreal SA (France)	20,957	9,359,220

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Personal Products (cont’d.)
Unilever PLC (United Kingdom)	233,661	$13,675,590

		30,914,372

Pharmaceuticals — 1.6%
Astellas Pharma, Inc. (Japan)	53,000	923,103
AstraZeneca PLC (United Kingdom) (BATE)	22,148	2,662,627
AstraZeneca PLC (United Kingdom), ADR (XQTX)	33,051	1,979,755
Bayer AG (Germany)	46,461	2,828,353
Bristol-Myers Squibb Co.	333,201	22,264,491
Chugai Pharmaceutical Co. Ltd. (Japan)	35,000	1,383,512
Elanco Animal Health, Inc.*	79,600	2,761,324
Eli Lilly & Co.	61,419	14,096,889
GlaxoSmithKline PLC (United Kingdom)	262,206	5,156,309
Ipsen SA (France)	28,322	2,948,121
Jazz Pharmaceuticals PLC*	3,922	696,704
Johnson & Johnson	173,196	28,532,309
Kyowa Kirin Co. Ltd. (Japan)	12,000	426,003
Merck & Co., Inc.	43,927	3,416,203
Merck KGaA (Germany)	33,737	6,471,050
Novartis AG (Switzerland)	78,209	7,128,686
Novo Nordisk A/S (Denmark) (Class B Stock)	111,973	9,383,415
Ono Pharmaceutical Co. Ltd. (Japan)	19,200	428,212
Organon & Co.*	963	29,140
Orion OYJ (Finland) (Class B Stock)	50,490	2,172,746
Otsuka Holdings Co. Ltd. (Japan)	149,400	6,192,134
Pfizer, Inc.	408,247	15,986,953
Roche Holding AG (Switzerland)	41,267	15,548,868
Sanofi (France)	114,510	12,018,005
Shionogi & Co. Ltd. (Japan)	118,700	6,184,494
Takeda Pharmaceutical Co. Ltd. (Japan)	83,400	2,792,560
Zoetis, Inc.	37,584	7,004,154

		181,416,120

Professional Services — 0.2%
Adecco Group AG (Switzerland)	89,338	6,086,579
Experian PLC (United Kingdom)	10,421	402,389
IHS Markit Ltd.	16,543	1,863,734
Leidos Holdings, Inc.	33,442	3,380,986
ManpowerGroup, Inc.	9,400	1,117,754
Persol Holdings Co. Ltd. (Japan)	12,300	242,915
Randstad NV (Netherlands)	77,974	5,975,260
Teleperformance (France)	3,053	1,241,655
TransUnion	52,500	5,765,025
Wolters Kluwer NV (Netherlands)	10,023	1,008,203

		27,084,500

Real Estate Management & Development — 0.2%
Agile Group Holdings Ltd. (China)	224,000	290,727
Aldar Properties PJSC (United Arab Emirates)	677,735	705,343
Ascendas India Trust (Singapore), UTS	303,400	313,931
CBRE Group, Inc. (Class A Stock)*	51,935	4,452,388

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
CK Asset Holdings Ltd. (Hong Kong)	118,000	$813,445
Daito Trust Construction Co. Ltd. (Japan)	21,700	2,372,984
Daiwa House Industry Co. Ltd. (Japan)	28,900	867,547
Deutsche Wohnen SE (Germany)	17,945	1,098,254
Fastighets AB Balder (Sweden) (Class B Stock)*	5,682	356,391
Henderson Land Development Co. Ltd. (Hong Kong)	78,000	369,549
Jones Lang LaSalle, Inc.*	7,300	1,426,858
LEG Immobilien SE (Germany)	3,511	506,167
Mitsubishi Estate Co. Ltd. (Japan)	61,800	996,535
Nomura Real Estate Holdings, Inc. (Japan)	115,973	2,936,689
Shimao Group Holdings Ltd. (China)	120,500	294,526
Sun Hung Kai Properties Ltd. (Hong Kong)	409,000	6,086,698

		23,888,032

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	3,561	273,826
CSX Corp.	185,100	5,938,008
J.B. Hunt Transport Services, Inc.	4,404	717,632
Norfolk Southern Corp.	59,094	15,684,139
Old Dominion Freight Line, Inc.	22,200	5,634,360
Ryder System, Inc.	42,100	3,129,293
Sankyu, Inc. (Japan)	16,300	706,782
TFI International, Inc. (Canada)	34,332	3,130,735
Uber Technologies, Inc.*	34,791	1,743,725
Union Pacific Corp.	20,772	4,568,386

		41,526,886

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*	16,446	1,544,773
Advantest Corp. (Japan)	10,500	942,458
Analog Devices, Inc.	46,762	8,050,546
Applied Materials, Inc.	42,300	6,023,520
ASM International NV (Netherlands)	11,063	3,654,593
ASML Holding NV (Netherlands) (SGMX)	27,346	18,846,216
ASML Holding NV (Netherlands) (XNGS)	10,203	7,048,640
Broadcom, Inc.	40,964	19,533,274
Disco Corp. (Japan)	1,500	456,529
Entegris, Inc.	17,010	2,091,720
Intel Corp.	281,168	15,784,771
Lam Research Corp.	17,403	11,324,132
Micron Technology, Inc.*	9,500	807,310
MKS Instruments, Inc.	18,600	3,309,870
NVIDIA Corp.	25,543	20,436,954
NXP Semiconductors NV (China)	54,598	11,231,901
Qorvo, Inc.*	15,300	2,993,445
QUALCOMM, Inc.	133,989	19,151,048
Rohm Co. Ltd. (Japan)	4,600	423,712
Silicon Motion Technology Corp. (Taiwan), ADR	5,879	376,844
Skyworks Solutions, Inc.	18,000	3,451,500

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
STMicroelectronics NV (Switzerland)	35,367	$1,287,596
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	94,053	11,301,408
Texas Instruments, Inc.	116,089	22,323,915
Tokyo Electron Ltd. (Japan)	16,200	7,018,481
United Microelectronics Corp. (Taiwan)	176,000	336,568
Universal Display Corp.	9,834	2,186,393

		201,938,117

Software — 2.4%
Adobe, Inc.*	39,682	23,239,367
ANSYS, Inc.*	10,100	3,505,306
Atlassian Corp. PLC (Class A Stock)*	19,306	4,958,939
Autodesk, Inc.*	12,400	3,619,560
CDK Global, Inc.	47,500	2,360,275
Ceridian HCM Holding, Inc.*	7,126	683,526
Check Point Software Technologies Ltd. (Israel)*	4,500	522,585
Constellation Software, Inc. (Canada)	922	1,396,396
Dassault Systemes SE (France)	41,873	10,172,831
Descartes Systems Group, Inc. (The) (Canada)*	3,663	253,331
Intuit, Inc.	24,725	12,119,453
Kingsoft Corp. Ltd. (China)	84,000	504,621
Manhattan Associates, Inc.*	37,300	5,402,532
Microsoft Corp.	464,532	125,841,719
Nice Ltd. (Israel), ADR*	1,677	414,990
Nutanix, Inc. (Class A Stock)*	19,772	755,686
Oracle Corp.	125,800	9,792,272
Palo Alto Networks, Inc.*	5,487	2,035,951
Paycom Software, Inc.*	1,800	654,246
PTC, Inc.*	9,137	1,290,693
salesforce.com, Inc.*	74,493	18,196,405
SAP SE (Germany)	92,388	13,015,330
ServiceNow, Inc.*	17,000	9,342,350
Splunk, Inc.*	9,792	1,415,727
SS&C Technologies Holdings, Inc.	75,500	5,440,530
Synopsys, Inc.*	25,500	7,032,645
UiPath, Inc. (Class A Stock)*	8,826	599,550
VMware, Inc. (Class A Stock)*	7,046	1,127,149
WiseTech Global Ltd. (Australia)	16,656	398,933
Workday, Inc. (Class A Stock)*	7,159	1,709,140
Zoom Video Communications, Inc. (Class A Stock)*	8,100	3,134,943

		270,936,981

Specialty Retail — 0.7%
Advance Auto Parts, Inc.	11,417	2,342,084
AutoNation, Inc.*	16,100	1,526,441
AutoZone, Inc.*	4,400	6,565,768
Best Buy Co., Inc.	14,493	1,666,405
Chow Tai Fook Jewellery Group Ltd. (China)	1,431,600	3,281,724
Dick’s Sporting Goods, Inc.	18,900	1,893,591
Five Below, Inc.*	2,503	483,755
Foot Locker, Inc.	48,400	2,982,892
Gap, Inc. (The)	27,268	917,568
Home Depot, Inc. (The)	84,386	26,909,852

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
JD Sports Fashion PLC (United Kingdom)	26,631	$339,510
Kingfisher PLC (United Kingdom)	1,220,866	6,180,550
L Brands, Inc.	78,000	5,620,680
Lowe’s Cos., Inc.	30,622	5,939,749
O’Reilly Automotive, Inc.*	3,492	1,977,205
Ross Stores, Inc.	83,814	10,392,936
TJX Cos., Inc. (The)	32,231	2,173,014
Tractor Supply Co.	6,525	1,214,042
Ulta Beauty, Inc.*	4,887	1,689,778
USS Co. Ltd. (Japan)	22,000	383,666
Williams-Sonoma, Inc.	3,600	574,740
Yamada Holdings Co. Ltd. (Japan)	72,800	336,353

		85,392,303

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	895,996	122,715,612
Brother Industries Ltd. (Japan)	16,800	334,878
Canon, Inc. (Japan)	289,300	6,535,648
Dell Technologies, Inc. (Class C Stock)*	37,900	3,777,493
Hewlett Packard Enterprise Co.	49,400	720,252
HP, Inc.	93,600	2,825,784
Logitech International SA (Switzerland)	53,584	6,493,604
Ricoh Co. Ltd. (Japan)	34,000	381,057
Samsung Electronics Co. Ltd. (South Korea)	37,933	2,720,666
Seagate Technology Holdings PLC (Ireland)	8,716	766,398
Seiko Epson Corp. (Japan)	154,879	2,724,314
Western Digital Corp.*	75,800	5,394,686

		155,390,392

Textiles, Apparel & Luxury Goods — 0.5%
Brunello Cucinelli SpA (Italy)*	13,723	806,094
Burberry Group PLC (United Kingdom)*	12,802	366,962
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	36,961	4,479,223
Columbia Sportswear Co.	31,000	3,049,160
Deckers Outdoor Corp.*	9,200	3,533,444
Hermes International (France)	7,837	11,442,452
Kering SA (France)	3,844	3,372,960
LVMH Moet Hennessy Louis Vuitton SE (France)	25,317	19,882,575
NIKE, Inc. (Class B Stock)	40,964	6,328,528
Pandora A/S (Denmark)	5,123	688,755
Tapestry, Inc.*	125,600	5,461,088
VF Corp.	17,955	1,473,028

		60,884,269

Tobacco — 0.3%
Altria Group, Inc.	155,800	7,428,544
British American Tobacco PLC (United Kingdom)	294,774	11,452,114
Imperial Brands PLC (United Kingdom)	74,559	1,607,488
Japan Tobacco, Inc. (Japan)	391,800	7,393,662
Philip Morris International, Inc.	48,961	4,852,525

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Tobacco (cont’d.)
Swedish Match AB (Sweden)	582,614	$4,972,603

		37,706,936

Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	66,410	4,938,470
Brenntag SE (Germany)	7,998	745,704
Ferguson PLC	51,212	7,129,492
ITOCHU Corp. (Japan)	159,300	4,549,776
Marubeni Corp. (Japan)	674,800	5,885,921
Mitsui & Co. Ltd. (Japan)	320,600	7,234,890
Toyota Tsusho Corp. (Japan)	75,203	3,566,476
United Rentals, Inc.*	21,675	6,914,542
W.W. Grainger, Inc.	3,805	1,666,590

		42,631,861

Water Utilities — 0.0%
American Water Works Co., Inc.	10,200	1,572,126

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	40,500	1,261,756
SoftBank Corp. (Japan)	150,600	1,969,857
SoftBank Group Corp. (Japan)	72,800	5,078,749
T-Mobile US, Inc.*	4,000	579,320
Vodafone Group PLC (United Kingdom)	3,891,743	6,565,922

		15,455,604

TOTAL COMMON STOCKS (cost $3,878,635,402)		3,882,536,986

EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE ETF	337,000	26,582,560
iShares MSCI India ETF	37,351	1,652,782

TOTAL EXCHANGE-TRADED FUNDS (cost $28,801,811)		28,235,342

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	9,650	2,425,041

Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	9,689	5,052,977

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	9,313	983,733

TOTAL PREFERRED STOCKS (cost $8,480,461)		8,461,751

TOTAL LONG-TERM INVESTMENTS (cost $8,052,903,876)		8,581,317,792

		Shares	Value

SHORT-TERM INVESTMENTS — 25.2%
AFFILIATED MUTUAL FUND — 24.1%
PGIM Core Ultra Short Bond Fund (cost $2,763,313,310)(wd)		2,763,313,310	$2,763,313,310

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 1.1%
U.S. Treasury Bills
0.003%	09/16/21	33,000	32,996,824
0.028%	12/09/21	95,300	95,277,980

TOTAL U.S. TREASURY OBLIGATIONS (cost $128,287,703)			128,274,804

		Shares

UNAFFILIATED FUND — 0.0%
Fidelity Investments Money Market Funds - Treasury Only Portfolio, (Institutional Shares)		1,941,931	1,941,931

(cost $1,941,931)

TOTAL SHORT-TERM INVESTMENTS (cost $2,893,542,944)			2,893,530,045

TOTAL INVESTMENTS—100.0% (cost $10,946,446,820)			11,474,847,837
Liabilities in excess of other assets(z) — (0.0)%			(245,808)

NET ASSETS — 100.0%			$11,474,602,029

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
809	2 Year U.S. Treasury Notes	Sep. 2021	$ 178,239,132	$ (212,250)

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
1,969	5 Year U.S. Treasury Notes	Sep. 2021	$243,033,060	$(301,965)
584	10 Year U.S. Treasury Notes	Sep. 2021	77,380,000	456,931
787	20 Year U.S. Treasury Bonds	Sep. 2021	126,510,250	3,320,906
2,318	Mini MSCI EAFE Index	Sep. 2021	267,045,190	(6,967,213)
837	Russell 2000 E-Mini Index	Sep. 2021	96,581,430	(757,610)
8,546	S&P 500 E-Mini Index	Sep. 2021	1,832,518,780	23,110,198

				$18,648,997

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$87,000	$81,482,517
Morgan Stanley & Co. LLC	—	46,792,287

Total	$87,000	$128,274,804

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$4,662,083,713	$—	$—
Common Stocks
Aerospace & Defense	43,998,079	1,295,071	—
Air Freight & Logistics	26,339,934	9,975,371	—
Airlines	3,333,881	—	—
Auto Components	3,695,930	2,481,619	—
Automobiles	39,570,346	34,747,782	—
Banks	136,734,613	86,727,109	—
Beverages	41,783,920	12,299,870	—
Biotechnology	50,679,620	1,106,056	—
Building Products	20,118,230	14,870,007	—
Capital Markets	104,174,036	28,159,839	—
Chemicals	49,827,332	19,814,234	—
Commercial Services & Supplies	13,783,099	1,109,871	—
Communications Equipment	14,540,720	1,230,217	—
Construction & Engineering	—	3,422,478	—
Construction Materials	3,835,071	7,580,328	—
Consumer Finance	26,757,334	360,802	—
Containers & Packaging	12,018,699	695,402	—
Distributors	6,142,042	277,888	—
Diversified Consumer Services	5,519,341	—	—
Diversified Financial Services	22,817,232	5,270,658	—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$25,886,051	$14,155,812	$—
Electric Utilities	34,536,317	26,749,868	—
Electrical Equipment	26,056,724	16,246,389	—
Electronic Equipment, Instruments & Components	20,806,147	5,800,721	—
Energy Equipment & Services	5,777,688	343,139	—
Entertainment	54,553,231	15,824,187	—
Equity Real Estate Investment Trusts (REITs)	75,035,137	13,453,348	—
Food & Staples Retailing	36,011,764	16,045,674	—
Food Products	31,888,404	29,132,035	—
Gas Utilities	555,720	1,488,708	—
Health Care Equipment & Supplies	98,361,034	18,123,462	—
Health Care Providers & Services	74,666,576	15,315,127	—
Health Care Technology	1,840,234	—	—
Hotels, Restaurants & Leisure	67,327,050	14,042,771	—
Household Durables	16,598,709	17,820,702	—
Household Products	23,265,487	3,023,522	—
Independent Power & Renewable Electricity Producers	4,942,872	—	—
Industrial Conglomerates	23,239,348	17,300,671	—
Insurance	67,336,558	45,973,839	—
Interactive Media & Services	149,150,503	6,778,931	—
Internet & Direct Marketing Retail	105,267,553	10,201,492	—
IT Services	142,313,949	23,681,254	—
Leisure Products	9,058,874	4,542,389	—
Life Sciences Tools & Services	36,000,517	15,674,689	—
Machinery	71,700,316	34,121,733	—
Marine	—	13,569,760	—
Media	38,120,938	1,611,814	—
Metals & Mining	17,849,747	48,697,332	—
Mortgage Real Estate Investment Trusts (REITs)	340,681	—	—
Multiline Retail	9,678,303	5,090,927	—
Multi-Utilities	23,260,325	2,443,724	—
Oil, Gas & Consumable Fuels	88,529,242	30,813,394	—
Paper & Forest Products	—	681,013	—
Personal Products	7,633,920	23,280,452	—
Pharmaceuticals	96,767,922	84,648,198	—
Professional Services	12,127,499	14,957,001	—
Real Estate Management & Development	5,879,246	18,008,786	—
Road & Rail	40,820,104	706,782	—
Semiconductors & Semiconductor Equipment	168,971,964	32,966,153	—
Software	246,845,266	24,091,715	—
Specialty Retail	74,870,500	10,521,803	—
Technology Hardware, Storage & Peripherals	136,200,225	19,190,167	—
Textiles, Apparel & Luxury Goods	19,845,248	41,039,021	—
Tobacco	12,281,069	25,425,867	—
Trading Companies & Distributors	8,581,132	34,050,729	—
Water Utilities	1,572,126	—	—
Wireless Telecommunication Services	579,320	14,876,284	—
Exchange-Traded Funds	28,235,342	—	—
Preferred Stocks
Automobiles	—	2,425,041	—
Health Care Equipment & Supplies	—	5,052,977	—
Household Products	—	983,733	—
Short-Term Investments
Affiliated Mutual Fund	2,763,313,310	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Treasury Obligations	$—	$128,274,804	$—
Unaffiliated Fund	1,941,931	—	—

Total	$10,294,175,295	$1,180,672,542	$—

Other Financial Instruments*
Assets
Futures Contracts	$26,888,035	$—	$—

Liabilities
Futures Contracts	$(8,239,038)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds	64.7%
Software	2.4
Banks	1.9
Semiconductors & Semiconductor Equipment	1.8
Pharmaceuticals	1.6
IT Services	1.4
Interactive Media & Services	1.4
Technology Hardware, Storage & Peripherals	1.4
Capital Markets	1.2
U.S. Treasury Obligations	1.1
Health Care Equipment & Supplies	1.1
Oil, Gas & Consumable Fuels	1.0
Internet & Direct Marketing Retail	1.0
Insurance	1.0
Machinery	0.9
Health Care Providers & Services	0.8
Equity Real Estate Investment Trusts (REITs)	0.8
Specialty Retail	0.7
Hotels, Restaurants & Leisure	0.7
Automobiles	0.7
Entertainment	0.6
Chemicals	0.6
Metals & Mining	0.6
Electric Utilities	0.5
Food Products	0.5
Textiles, Apparel & Luxury Goods	0.5
Beverages	0.5
Food & Staples Retailing	0.5
Biotechnology	0.5
Life Sciences Tools & Services	0.5
Aerospace & Defense	0.4
Trading Companies & Distributors	0.4
Electrical Equipment	0.4
Road & Rail	0.4
Industrial Conglomerates	0.4
Diversified Telecommunication Services	0.4
Media	0.3
Tobacco	0.3

Air Freight & Logistics	0.3%
Building Products	0.3
Household Durables	0.3
Personal Products	0.3
Exchange-Traded Funds	0.3
Diversified Financial Services	0.2
Household Products	0.2
Consumer Finance	0.2
Professional Services	0.2
Electronic Equipment, Instruments & Components	0.2
Multi-Utilities	0.2
Real Estate Management & Development	0.2
Communications Equipment	0.1
Wireless Telecommunication Services	0.1
Commercial Services & Supplies	0.1
Multiline Retail	0.1
Leisure Products	0.1
Marine	0.1
Containers & Packaging	0.1
Construction Materials	0.1
Distributors	0.1
Auto Components	0.1
Energy Equipment & Services	0.1
Diversified Consumer Services	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Construction & Engineering	0.0	*
Airlines	0.0	*
Gas Utilities	0.0	*
Unaffiliated Fund	0.0	*
Health Care Technology	0.0	*
Water Utilities	0.0	*
Paper & Forest Products	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Mortgage Real Estate Investment Trusts (REITs)	0.0	*%

	100.0
Liabilities in excess of other assets	(0.0	)*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$23,110,198	*	Due from/to broker-variation margin futures	$7,724,823	*
Interest rate contracts	Due from/to broker-variation margin futures	3,777,837	*	Due from/to broker-variation margin futures	514,215	*

		$26,888,035			$8,239,038

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$149,900,299
Interest rate contracts	(15,550,394)
Total	$134,349,905

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(6,027,920)
Interest rate contracts	4,204,721
Total	$(1,823,199)

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)

$1,933,650,627

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Affiliated investments (cost $6,900,299,512)	$7,425,397,023
Unaffiliated investments (cost $4,046,147,308)	4,049,450,814
Cash	29,687
Receivable for investments sold	79,080,408
Dividends and interest receivable	2,846,624
Receivable for Portfolio shares sold	1,672,646
Due from broker-variation margin futures	1,523,421
Due from Manager	351,862
Tax reclaim receivable	98,800
Deposit with broker for centrally cleared/exchange-traded derivatives	87,000
Receivable from affiliate	29,051
Prepaid expenses and other assets	108,505

Total Assets	11,560,675,841

LIABILITIES
Payable for investments purchased	80,113,016
Payable to custodian	2,881,161
Payable for Portfolio shares purchased	2,603,579
Distribution fee payable	304,785
Accrued expenses and other liabilities	166,606
Payable to affiliate	4,232
Affiliated transfer agent fee payable	433

Total Liabilities	86,073,812

NET ASSETS	$11,474,602,029

Net assets were comprised of:
Partners’ Equity	$11,474,602,029

Net asset value and redemption price per share, $11,474,602,029 / 465,066,033 outstanding shares of beneficial interest	$24.67

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $303,672 foreign withholding tax, of which $41,235 is reimbursable by an affiliate)	$4,800,614
Affiliated dividend income	1,180,393
Interest income	9,016

Total income	5,990,023

EXPENSES
Management fee	12,173,197
Distribution fee	2,043,249
Custodian and accounting fees	279,008
Trustees’ fees	71,025
Legal fees and expenses	33,010
Audit fee	12,842
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,600
Shareholders’ reports	3,311
Miscellaneous	130,849

Total expenses	14,750,091
Less: Fee waiver and/or expense reimbursement	(2,127,099)
Distribution fee waiver	(833,498)

Net expenses	11,789,494

NET INVESTMENT INCOME (LOSS)	(5,799,471)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,092,365,720)	2,077,805,118
Futures transactions	134,349,905
Foreign currency transactions	(1,192,853)

2,210,962,170

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,354,544,918))	(1,351,241,128)
Futures	(1,823,199)
Foreign currencies	(20,507)

(1,353,084,834)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	857,877,336

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$852,077,865

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(5,799,471)	$(6,259,586)
Net realized gain (loss) on investment and foreign currency transactions	2,210,962,170	1,245,607,811
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,353,084,834)	(232,581,198)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	852,077,865	1,006,767,027

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,355,219 and 131,524,692 shares, respectively]	32,042,083	2,373,600,400
Portfolio shares purchased [26,373,967 and 184,373,068 shares, respectively]	(626,495,823)	(3,280,997,245)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(594,453,740)	(907,396,845)

TOTAL INCREASE (DECREASE)	257,624,125	99,370,182
NET ASSETS:
Beginning of period	11,216,977,904	11,117,607,722

End of period	$11,474,602,029	$11,216,977,904

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 74.7%
COMMON STOCKS — 33.2%
Argentina — 0.0%
MercadoLibre, Inc.*	418	$651,156
YPF SA, ADR*	11,762	55,046

		706,202

Australia — 0.5%
AGL Energy Ltd.	16,160	99,410
Alumina Ltd.	45,973	56,912
Ampol Ltd.	2,538	53,678
Appen Ltd.	2,402	24,576
Aristocrat Leisure Ltd.	40,526	1,310,846
ASX Ltd.	1,285	74,958
Aurizon Holdings Ltd.	85,008	237,338
Bendigo & Adelaide Bank Ltd.	20,860	164,688
BHP Group Ltd.	31,921	1,169,068
BHP Group PLC	8,918	264,209
BlueScope Steel Ltd.	10,493	173,971
Brambles Ltd.	42,114	362,734
Challenger Ltd.	3,116	12,658
Cochlear Ltd.	661	125,036
Commonwealth Bank of Australia	12,403	932,151
CSL Ltd.	4,196	899,380
Deterra Royalties Ltd.	17,819	60,269
Downer EDI Ltd.	29,416	123,943
Fortescue Metals Group Ltd.	730	12,834
Glencore PLC*	52,409	225,772
Goodman Group, REIT	13,012	206,387
GPT Group (The), REIT	24,738	90,740
Harvey Norman Holdings Ltd.	2,671	10,997
Iluka Resources Ltd.	51,651	355,978
IOOF Holdings Ltd.	47,441	152,390
JB Hi-Fi Ltd.	112	4,251
Lendlease Corp. Ltd.	12,972	111,673
Magellan Financial Group Ltd.	798	32,250
Medibank Private Ltd.	315,970	749,574
Mineral Resources Ltd.	3,841	155,977
Mirvac Group, REIT	10,158	22,196
Perpetual Ltd.	2,727	82,052
REA Group Ltd.	4,377	557,111
Rio Tinto Ltd.	417	39,802
Rio Tinto PLC	152	12,585
Scentre Group, REIT	364,475	748,193
SEEK Ltd.	3,370	83,984
South32 Ltd.	12,503	27,551
Tabcorp Holdings Ltd.	36,657	142,645
Telstra Corp. Ltd.	23,409	66,182
TPG Telecom Ltd.	2,463	11,583
Transurban Group	18,056	193,130
Treasury Wine Estates Ltd.	19,258	168,797
Vocus Group Ltd.*	4,353	17,922
Westpac Banking Corp.	29,463	570,890
WiseTech Global Ltd.	6,633	158,869
Worley Ltd.	2,699	24,271
Zip Co. Ltd.*	7,915	45,028

		11,227,439

Austria — 0.0%
Raiffeisen Bank International AG	14,526	329,623

	Shares	Value

COMMON STOCKS (continued)
Austria (cont’d.)
Vienna Insurance Group AG Wiener Versicherung Gruppe	422	$11,595

		341,218

Belgium — 0.0%
Anheuser-Busch InBev SA/NV	685	49,511
Barco NV	469	12,858
Warehouses De Pauw CVA, REIT	536	20,462

		82,831

Brazil — 0.3%
Ambev SA	163,078	559,353
B3 SA - Brasil Bolsa Balcao	161,758	544,744
Banco Bradesco SA, ADR(a)	109,378	561,109
Banco do Brasil SA	66,458	429,175
Banco Santander Brasil SA, UTS	6,472	52,869
BB Seguridade Participacoes SA	3,349	15,615
BRF SA*	6,803	37,231
CCR SA	11,759	31,775
Cia de Saneamento de Minas Gerais-COPASA	55,781	173,159
Cia Energetica de Minas Gerais, ADR	2,764	6,578
Cia Siderurgica Nacional SA	8,259	72,664
Cielo SA	117,842	85,767
CPFL Energia SA	65,923	356,004
EcoRodovias Infraestrutura e Logistica SA*	14,140	33,432
Energisa SA, UTS	22,757	212,114
Fleury SA	26,039	135,436
Gerdau SA, ADR	12,456	73,490
Iochpe Maxion SA*	9,020	29,034
IRB Brasil Resseguros S/A	22,172	25,632
Klabin SA, UTS*	12,965	68,242
Light SA	21,400	65,786
Localiza Rent a Car SA	13,462	173,221
Marfrig Global Foods SA	18,700	72,036
MRV Engenharia e Participacoes SA	11,419	37,766
Neoenergia SA	6,164	21,452
Petroleo Brasileiro SA	18,211	111,233
Santos Brasil Participacoes SA	28,053	50,874
Ultrapar Participacoes SA	111,961	414,412
Ultrapar Participacoes SA, ADR	10,453	39,303
Vale SA	58,621	1,332,285
WEG SA	13,012	88,006
Wheaton Precious Metals Corp.	10,172	448,369
XP, Inc. (Class A Stock)*	377	16,418

		6,374,584

Canada — 0.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	10,362	380,759
ARC Resources Ltd.	1,610	13,702
Atco Ltd. (Class I Stock)	9,277	328,991
BCE, Inc.	899	44,334
Canadian Natural Resources Ltd.	5,666	205,687
Canadian Utilities Ltd. (Class A Stock)	2,102	58,332
Canadian Western Bank	2,722	76,416
CGI, Inc.*	21,818	1,978,158

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Canada (cont’d.)
CI Financial Corp.	10,804	$198,283
Colliers International Group, Inc.	43	4,815
Constellation Software, Inc.	451	683,053
Descartes Systems Group, Inc. (The)*	518	35,825
Emera, Inc.	8,939	405,558
Enbridge, Inc.	26,765	1,071,593
Fairfax Financial Holdings Ltd.	644	282,412
First Capital Real Estate Investment Trust	3,381	48,004
FirstService Corp.	1,336	229,144
Fortis, Inc.	6,933	306,884
Gibson Energy, Inc.	3,425	65,621
Great-West Lifeco, Inc.	6,323	187,813
H&R Real Estate Investment Trust, UTS	2,557	33,004
Kinaxis, Inc.*	249	32,756
Linamar Corp.	345	21,639
Manulife Financial Corp.	34,663	682,298
Nutrien Ltd.	2,343	141,967
Onex Corp.	117	8,496
Open Text Corp.	246	12,493
Parex Resources, Inc.*	698	11,656
Parkland Corp.	7,595	245,447
Pembina Pipeline Corp.	17,014	540,643
RioCan Real Estate Investment Trust	8,655	154,165
Rogers Communications, Inc. (Class B Stock)	4,462	237,210
Royal Bank of Canada	29,246	2,963,057
Shaw Communications, Inc. (Class B Stock)	2	58
Shopify, Inc. (Class A Stock)*	638	933,052
SmartCentres Real Estate Investment Trust	530	12,557
Sun Life Financial, Inc.	7,160	369,206
TC Energy Corp.	2,549	126,134
Teck Resources Ltd. (Class B Stock)	13,133	302,474
TFI International, Inc.	1,957	178,665
Thomson Reuters Corp.	12,686	1,260,106
TMX Group Ltd.	3,542	374,144
Toronto-Dominion Bank (The)	40,168	2,814,936
Tourmaline Oil Corp.	548	15,663

		18,077,210

Chile — 0.0%
Banco de Chile	530,210	52,336
Banco Santander Chile	6,188,403	305,970
Banco Santander Chile, ADR	3,883	77,155
Cencosud SA	47,991	95,480
Cia Cervecerias Unidas SA	1,725	17,382
Cia Cervecerias Unidas SA, ADR	5,453	109,823
Empresas CMPC SA	3,629	8,648
Enel Americas SA	423,039	62,097
Enel Chile SA	1,905,156	109,605
Falabella SA	14,383	64,021
Sociedad Quimica y Minera de Chile SA, ADR	760	35,971

		938,488

	Shares	Value

COMMON STOCKS (continued)
China — 2.6%
3SBio, Inc., 144A*	121,500	$150,455
AAC Technologies Holdings, Inc.	38,000	281,729
Agile Group Holdings Ltd.	8,000	10,383
Agricultural Bank of China Ltd. (Class A Stock)	65,700	30,781
Airtac International Group	5,000	193,867
Akeso, Inc., 144A*	6,000	48,555
Alibaba Group Holding Ltd.*	94,500	2,671,150
Alibaba Group Holding Ltd., ADR*	22,372	5,073,522
A-Living Smart City Services Co. Ltd., 144A	15,000	74,834
Alphamab Oncology, 144A*	20,000	64,322
Aluminum Corp. of China Ltd. (Class H Stock)*	64,000	38,320
Angang Steel Co. Ltd. (Class H Stock)	280,000	178,630
ANTA Sports Products Ltd.	16,000	377,084
Ausnutria Dairy Corp. Ltd.*	10,000	13,425
AVIC Jonhon Optronic Technology Co. Ltd. (Class A Stock)	800	9,750
BAIC Motor Corp. Ltd. (Class H Stock), 144A	114,500	42,826
Baidu, Inc., ADR*	8,406	1,713,983
Baidu, Inc. (Class A Stock)*	7,000	178,587
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	47,400	56,091
Baozun, Inc., ADR*	696	24,666
BBMG Corp. (Class H Stock)	94,000	17,699
BeiGene Ltd., ADR*	688	236,115
Beijing New Building Materials PLC (Class A Stock)	9,800	59,534
Bilibili, Inc., ADR*(a)	327	39,842
BOC Hong Kong Holdings Ltd.	238,500	809,888
Budweiser Brewing Co. APAC Ltd., 144A	9,600	30,243
BYD Co. Ltd. (Class H Stock)	10,000	300,339
CanSino Biologics, Inc. (Class H Stock), 144A*	1,800	95,591
CAR, Inc.*	92,000	47,271
Chacha Food Co. Ltd. (Class A Stock)	800	5,331
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (Class A Stock)	1,663	58,128
China Aoyuan Group Ltd.	40,000	33,825
China Cinda Asset Management Co. Ltd. (Class H Stock)	113,000	21,555
China Communications Services Corp. Ltd. (Class H Stock)	28,000	14,019
China Construction Bank Corp. (Class H Stock)	1,054,000	828,174
China Dili Group*	36,200	9,703
China Eastern Airlines Corp. Ltd. (Class H Stock)	110,000	46,705
China Everbright Bank Co. Ltd. (Class A Stock)*	82,800	48,379
China Everbright Bank Co. Ltd. (Class H Stock)*	43,000	17,562
China Feihe Ltd., 144A	42,000	90,843
China Galaxy Securities Co. Ltd. (Class H Stock)	80,000	47,784
China Gas Holdings Ltd.	19,000	58,086

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
China Hongqiao Group Ltd.	7,000	$9,497
China Jinmao Holdings Group Ltd.	90,000	30,181
China Life Insurance Co. Ltd. (Class H Stock)	193,000	382,692
China Maple Leaf Educational Systems Ltd.*	28,000	7,565
China Mengniu Dairy Co. Ltd.*	33,000	199,413
China Merchants Bank Co. Ltd. (Class A Stock)	13,800	115,633
China Merchants Bank Co. Ltd. (Class H Stock)	37,500	320,183
China Molybdenum Co. Ltd. (Class H Stock)	120,000	71,610
China Overseas Land & Investment Ltd.	45,500	103,166
China Overseas Property Holdings Ltd.	5,000	5,354
China Petroleum & Chemical Corp., ADR	4,155	211,947
China Petroleum & Chemical Corp. (Class A Stock)	129,400	87,245
China Petroleum & Chemical Corp. (Class H Stock)	284,000	144,065
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	34,000	12,593
China Resources Gas Group Ltd.	6,000	35,996
China Resources Land Ltd.	66,000	266,692
China Resources Pharmaceutical Group Ltd., 144A	231,000	144,377
China Resources Power Holdings Co. Ltd.	90,000	122,963
China Vanke Co. Ltd. (Class H Stock)	74,400	232,971
China Yongda Automobiles Services Holdings Ltd.	47,000	84,438
China Yuhua Education Corp. Ltd., 144A	38,000	34,481
Chinasoft International Ltd.*	14,000	25,623
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	2,900	83,916
Chow Tai Fook Jewellery Group Ltd.	2,200	5,043
CIFI Holdings Group Co. Ltd.	50,000	39,080
Contemporary Amperex Technology Co. Ltd. (Class A Stock)*	1,700	140,720
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	34,000	15,859
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	65,500	165,492
COSCO SHIPPING Ports Ltd.	128,000	100,084
Cosmo Lady China Holdings Co. Ltd., 144A*	42,000	6,445
Country Garden Holdings Co. Ltd.	5,000	5,597
Country Garden Services Holdings Co. Ltd.	42,000	454,424
CSPC Pharmaceutical Group Ltd.	485,120	701,765
Dali Foods Group Co. Ltd., 144A	81,500	48,635
Datang International Power Generation Co. Ltd. (Class H Stock)	654,000	109,676
East Money Information Co. Ltd. (Class A Stock)	26,580	134,498

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
ENN Energy Holdings Ltd.	7,700	$146,620
Eve Energy Co. Ltd. (Class A Stock)	2,300	36,889
Evergrande Property Services Group Ltd., 144A*	8,500	10,687
Focus Media Information Technology Co. Ltd. (Class A Stock)	56,600	82,466
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	2,270	45,272
Fu Jian Anjoy Foods Co. Ltd. (Class A Stock)*	3,200	125,717
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	1,400	20,997
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	1,061	87,007
GDS Holdings Ltd., ADR*(a)	31,743	2,491,508
Geely Automobile Holdings Ltd.	66,000	207,876
Genscript Biotech Corp.*	20,000	87,489
GF Securities Co. Ltd. (Class H Stock)	10,600	13,756
Gigadevice Semiconductor Beijing, Inc. (Class A Stock)	1,724	50,103
GoerTek, Inc. (Class A Stock)	21,500	142,040
Great Wall Motor Co. Ltd. (Class H Stock)	46,500	150,476
Greentown Service Group Co. Ltd.	22,000	34,196
Guangdong Investment Ltd.	82,000	117,754
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	100,000	89,981
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	16,000	50,777
Guangzhou Tinci Materials Technology Co. Ltd. (Class A Stock)	3,880	63,935
Guotai Junan Securities Co. Ltd. (Class A Stock)	68,267	180,968
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A*	43,000	61,208
Haier Smart Home Co. Ltd. (Class H Stock)*	45,200	158,145
Haitong Securities Co. Ltd. (Class H Stock)	22,400	19,638
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	6,200	145,741
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	11,748
Huafon Chemical Co. Ltd. (Class A Stock)	22,100	48,543
Hualan Biological Engineering, Inc. (Class A Stock)	7,000	39,675
Huaneng Power International, Inc. (Class A Stock)	12,700	8,273
Huatai Securities Co. Ltd. (Class A Stock)	29,100	71,088
Huatai Securities Co. Ltd. (Class H Stock), 144A*	25,400	37,315
Hunan Valin Steel Co. Ltd. (Class A Stock)	66,878	68,359
Hygeia Healthcare Holdings Co. Ltd., 144A	4,000	52,589
I-Mab, ADR*	140	11,753

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	90,000	$52,791
Industrial Bank Co. Ltd. (Class A Stock)	121,423	386,171
Innovent Biologics, Inc., 144A*	17,000	198,533
JD.com, Inc., ADR*	37,519	2,994,391
JD.com, Inc. (Class A Stock)*	10,150	400,021
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	5,190	54,561
Jinke Properties Group Co. Ltd. (Class A Stock)	117,200	104,923
Jiumaojiu International Holdings Ltd., 144A	13,000	53,396
Joinn Laboratories China Co. Ltd. (Class H Stock), 144A	5,740	92,453
Kaisa Group Holdings Ltd.*	29,000	10,988
KE Holdings, Inc., ADR*	8,887	423,732
Kingdee International Software Group Co. Ltd.*	12,000	40,737
Kuaishou Technology, 144A*	1,700	42,632
Kweichow Moutai Co. Ltd. (Class A Stock)	100	31,822
KWG Group Holdings Ltd.	19,000	25,468
Lenovo Group Ltd.	652,000	748,227
Li Auto, Inc., ADR*	4,929	172,219
Li Ning Co. Ltd.	42,500	520,430
Logan Group Co. Ltd.	31,000	46,530
Longfor Group Holdings Ltd., 144A	16,000	89,860
Luye Pharma Group Ltd., 144A*	107,500	70,940
Maccura Biotechnology Co. Ltd. (Class A Stock)	1,400	9,120
Meituan (Class B Stock), 144A*	81,000	3,344,948
MMG Ltd.*	16,000	7,063
NAURA Technology Group Co. Ltd. (Class A Stock)*	988	42,277
NetEase, Inc.	16,700	379,668
NetEase, Inc., ADR	18,151	2,091,903
New China Life Insurance Co. Ltd. (Class H Stock)	18,700	63,875
New Oriental Education & Technology Group, Inc., ADR*	51,605	422,645
NIO, Inc., ADR*(a)	21,769	1,158,111
Offcn Education Technology Co. Ltd. (Class A Stock)*	12,000	38,789
Oppein Home Group, Inc. (Class A Stock)	3,200	70,260
Perfect World Co. Ltd. (Class A Stock)	19,700	72,804
PetroChina Co. Ltd., ADR(a)	1,651	80,949
PetroChina Co. Ltd. (Class H Stock)	1,142,000	558,964
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	7,800	208,910
PICC Property & Casualty Co. Ltd. (Class H Stock)	84,000	73,593
Pinduoduo, Inc., ADR*	7,938	1,008,285
Ping An Bank Co. Ltd. (Class A Stock)	46,200	161,577
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	17,000	168,944
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	84,000	823,657

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Postal Savings Bank of China Co. Ltd. (Class A Stock)*	95,400	$73,999
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	193,000	130,000
Prosus NV*	4,957	486,472
SAIC Motor Corp. Ltd. (Class A Stock)*	9,000	30,576
Shandong Hualu Hengsheng Chemical Co. Ltd. (Class A Stock)	7,100	34,041
Shandong Sun Paper Industry JSC Ltd. (Class A Stock)	67,172	138,631
Shanghai Baosight Software Co. Ltd. (Class A Stock)	5,260	41,427
Shanghai Electric Group Co. Ltd. (Class H Stock)*	148,000	39,544
Shanghai Junshi Biosciences Co. Ltd. (Class H Stock), 144A*	9,000	74,777
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	18,200	39,804
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	10,700	16,545
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	4,166	88,158
Shenzhen Capchem Technology Co. Ltd. (Class A Stock)	7,000	108,249
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	6,995	80,361
Shenzhen Investment Ltd.	180,000	55,436
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	5,179	385,006
Shenzhen Sunlord Electronics Co. Ltd. (Class A Stock)	1,500	8,994
Shenzhou International Group Holdings Ltd.	3,800	95,846
Shimao Group Holdings Ltd.	50,000	122,210
Shui On Land Ltd.*	47,000	7,638
Sinoma Science & Technology Co. Ltd. (Class A Stock)	24,019	97,262
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	17,507
Sinopec Oilfield Service Corp. (Class H Stock)*	150,000	13,973
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	250,000	58,508
Sinopharm Group Co. Ltd. (Class H Stock)	41,200	122,972
Sinotrans Ltd. (Class H Stock)	169,000	70,437
Sinotruk Hong Kong Ltd.	29,000	62,180
SITC International Holdings Co. Ltd.	3,000	12,558
Spring Airlines Co. Ltd. (Class A Stock)	2,100	18,473
Sun Art Retail Group Ltd.*	43,500	32,491
Sunac China Holdings Ltd.*	228,000	782,641
Suning.Com Co. Ltd. (Class A Stock)^	43,800	37,873
Sunny Optical Technology Group Co. Ltd.	3,300	104,435
Suofeiya Home Collection Co. Ltd. (Class A Stock)	7,900	29,604
TAL Education Group, ADR*	17,414	439,355
TCL Technology Group Corp. (Class A Stock)	85,000	100,453

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Tencent Holdings Ltd.	134,500	$10,143,634
Tencent Music Entertainment Group, ADR*	4,653	72,028
Tianneng Power International Ltd.	28,000	49,069
Tingyi Cayman Islands Holding Corp.	120,000	239,583
Tongkun Group Co. Ltd. (Class A Stock)	18,300	68,219
Topsports International Holdings Ltd., 144A	69,000	113,407
Towngas China Co. Ltd.*	18,000	13,311
Trip.com Group Ltd., ADR*	2,067	73,296
Tsingtao Brewery Co. Ltd. (Class H Stock)*	8,000	86,136
Uni-President China Holdings Ltd.	203,000	224,269
Vipshop Holdings Ltd., ADR*	7,693	154,475
West China Cement Ltd.	514,000	78,967
WuXi AppTec Co. Ltd. (Class H Stock), 144A	40,600	952,865
Wuxi Biologics Cayman, Inc., 144A*	101,000	1,850,118
Xiabuxiabu Catering Management China Holdings Co. Ltd., 144A*	43,500	45,702
Xiaomi Corp. (Class B Stock), 144A*	164,000	570,964
XPeng, Inc., ADR*(a)	8,888	394,805
Yadea Group Holdings Ltd., 144A	6,000	12,947
Yangzijiang Shipbuilding Holdings Ltd.	408,500	414,684
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (Class H Stock), 144A	19,400	21,471
Yihai International Holding Ltd.*	4,000	26,917
Yuexiu Property Co. Ltd.	15,600	16,452
Yum China Holdings, Inc.(a)	6,393	423,536
Yutong Bus Co. Ltd. (Class A Stock)	38,200	73,646
Yuzhou Group Holdings Co. Ltd.	26,000	6,676
Zai Lab Ltd., ADR*	65	11,504
Zhejiang Expressway Co. Ltd. (Class H Stock)	10,000	8,912
Zhejiang Sanhua Intelligent Controls Co. Ltd. (Class A Stock)	38,200	141,819
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	27,700	88,646
Zhongsheng Group Holdings Ltd.	1,000	8,326
Zhuzhou Kibing Group Co. Ltd. (Class A Stock)	24,000	69,026
Zijin Mining Group Co. Ltd. (Class A Stock)	3,900	5,847
Zijin Mining Group Co. Ltd. (Class H Stock)	54,000	72,999
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	281,400	295,164
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	75,873	108,409
ZTE Corp. (Class A Stock)	31,100	159,661
ZTE Corp. (Class H Stock)	14,000	43,760

		62,326,937

Colombia — 0.0%
Bancolombia SA, ADR	1,726	49,709

	Shares	Value

COMMON STOCKS (continued)
Czech Republic — 0.0%
CEZ A/S	4,489	$133,433
Moneta Money Bank A/S, 144A*	9,701	36,843

		170,276

Denmark — 0.2%
AP Moller - Maersk A/S (Class A Stock)	57	158,686
AP Moller - Maersk A/S (Class B Stock)	386	1,112,196
Chr Hansen Holding A/S	9,512	858,923
Coloplast A/S (Class B Stock)	1,381	226,845
Genmab A/S*	271	110,579
GN Store Nord A/S	456	39,909
Netcompany Group A/S, 144A	343	39,034
Novo Nordisk A/S (Class B Stock)	37,325	3,127,861
SimCorp A/S	590	74,130

		5,748,163

Finland — 0.2%
Kone OYJ (Class B Stock)	24,400	1,990,714
Neste OYJ	1,821	111,652
Nokian Renkaat OYJ	2,158	87,188
Nordea Bank Abp	141,465	1,576,892

		3,766,446

France — 0.6%
Amundi SA, 144A	7,070	624,544
Atos SE	7,504	457,200
AXA SA	20,411	518,359
BioMerieux	105	12,213
BNP Paribas SA	17,251	1,081,115
Casino Guichard Perrachon SA*	8,209	260,825
Christian Dior SE	624	503,759
CNP Assurances	16,226	276,794
Credit Agricole SA	19,714	276,591
Dassault Systemes SE	2,701	656,194
Engie SA	85,669	1,176,866
Eutelsat Communications SA	8,535	99,923
Gaztransport Et Technigaz SA	1	81
Hermes International	1,506	2,198,843
JCDecaux SA*	963	26,724
Kering SA	2,631	2,308,600
Klepierre SA, REIT	4,176	107,730
Legrand SA	188	19,924
LVMH Moet Hennessy Louis Vuitton SE	2,772	2,176,976
Nexans SA	332	30,285
Orange SA	7,955	90,838
Pernod Ricard SA	672	149,275
Renault SA*	2,248	91,133
Rexel SA*	7,640	160,008
Rubis SCA	5,531	246,221
Safran SA	1,108	153,648
SCOR SE*	6,788	216,173
Sodexo SA*	2,236	208,691
Teleperformance	161	65,479
Television Francaise 1	9	91
TotalEnergies SE	10,520	476,501
Unibail-Rodamco-Westfield, REIT*	1,016	87,799

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
France (cont’d.)
Valeo SA	9,474	$285,560
Vinci SA	233	24,924

		15,069,887

Germany — 0.5%
adidas AG	826	308,128
alstria office REIT-AG	1,281	23,724
Aroundtown SA	30,890	241,235
Aurubis AG	401	37,250
Auto1 Group SE, 144A*	380	16,698
BASF SE	7,402	584,627
Bayer AG	576	35,065
Bayerische Motoren Werke AG	7,407	785,941
Beiersdorf AG	7,264	877,511
Covestro AG, 144A	1,707	110,609
Deutsche Boerse AG	129	22,544
Deutsche Post AG	29,788	2,028,725
E.ON SE	7,691	89,081
Evonik Industries AG	12,798	430,117
Fielmann AG*	670	52,433
Freenet AG	702	16,626
Fresenius Medical Care AG & Co. KGaA	8,355	695,083
Hannover Rueck SE	778	130,345
HelloFresh SE*	8,393	818,025
Henkel AG & Co. KGaA	288	26,546
Jenoptik AG	2	55
Just Eat Takeaway.com NV, 144A*	213	19,669
Nemetschek SE	2,048	156,959
Rheinmetall AG	1,803	178,426
SAP SE	6,815	960,076
Siemens AG	11,727	1,859,109
Zalando SE, 144A*(a)	10,673	1,293,050

		11,797,657

Greece — 0.0%
Alpha Services & Holdings SA*	51,740	66,277
OPAP SA	2,736	41,275
Star Bulk Carriers Corp.	239	5,485

		113,037

Hong Kong — 0.3%
AIA Group Ltd.	215,400	2,683,105
ASM Pacific Technology Ltd.	2,300	31,174
Cathay Pacific Airways Ltd.*	27,000	22,847
CK Asset Holdings Ltd.	75,500	520,467
Henderson Land Development Co. Ltd.	19,000	90,018
Hongkong Land Holdings Ltd.	44,900	213,876
Hysan Development Co. Ltd.	5,000	19,929
Jardine Matheson Holdings Ltd.	200	12,757
Kerry Properties Ltd.	44,000	145,244
Link REIT	31,300	302,882
MTR Corp. Ltd.	68,000	378,814
New World Development Co. Ltd.	63,000	327,164
NWS Holdings Ltd.	21,000	22,394
PCCW Ltd.	42,000	22,010
Sino Biopharmaceutical Ltd.	286,000	281,023
Sun Hung Kai Properties Ltd.	49,500	736,654

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (cont’d.)
Swire Pacific Ltd. (Class A Stock)	19,500	$132,222
Swire Properties Ltd.	48,600	145,106
Techtronic Industries Co. Ltd.	35,000	610,881
Wharf Real Estate Investment Co. Ltd.	17,000	98,733

		6,797,300

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC*	44,675	356,329
OTP Bank Nyrt*	7,414	399,385

		755,714

India — 0.7%
Adani Ports & Special Economic Zone Ltd.	4,937	46,991
Affle India Ltd.*	100	5,820
Amara Raja Batteries Ltd.	6,612	66,473
Ashok Leyland Ltd.*	8,756	14,501
Asian Paints Ltd.	19,176	774,298
Astral Ltd.	2,558	68,806
AstraZeneca Pharma India Ltd.	245	11,960
Axis Bank Ltd.*	41,139	415,301
Bajaj Auto Ltd.*	875	48,779
Bajaj Finance Ltd.*	729	59,192
Bank of Baroda*	34,378	39,934
Bharat Forge Ltd.*	16,796	172,884
Birlasoft Ltd.	2,527	13,669
Blue Dart Express Ltd.*	442	34,631
Canara Bank*	8,009	16,452
Carborundum Universal Ltd.	4,886	40,116
Cholamandalam Financial Holdings Ltd.*	5,834	52,267
Colgate-Palmolive India Ltd.	11,680	265,481
Container Corp. Of India Ltd.	14,549	137,135
Cyient Ltd.	5,279	61,249
Dabur India Ltd.	13,188	101,201
DCB Bank Ltd.*	42,263	59,164
Dixon Technologies India Ltd.*	107	6,407
Emami Ltd.	14,389	108,878
Exide Industries Ltd.	5,535	13,637
Federal Bank Ltd.*	123,693	145,657
Gujarat Gas Ltd.	1,476	13,184
Havells India Ltd.	3,222	42,614
HCL Technologies Ltd.	20,346	270,263
HDFC Bank Ltd.	70,442	1,421,322
HDFC Bank Ltd., ADR*	2,061	150,700
HDFC Life Insurance Co. Ltd., 144A	45,514	421,530
Hindalco Industries Ltd.	91,945	462,298
Hindustan Zinc Ltd.	2,283	10,475
Housing Development Finance Corp. Ltd.	60,375	2,016,718
ICICI Bank Ltd.*	105,676	900,487
ICICI Bank Ltd., ADR*	3,950	67,545
ICICI Prudential Life Insurance Co. Ltd., 144A	7,457	61,618
IndusInd Bank Ltd.*	12,434	170,916
Infosys Ltd.	66,317	1,408,636
Infosys Ltd., ADR(a)	13,491	285,874
InterGlobe Aviation Ltd., 144A*	3,705	85,751
ITC Ltd.	227,372	622,154

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
India (cont’d.)
JSW Steel Ltd.	4,741	$43,822
Jubilant Foodworks Ltd.*	3,162	131,487
Jubilant Pharmova Ltd.*	1,317	13,045
KEC International Ltd.*	2,182	13,360
Kotak Mahindra Bank Ltd.*	36,593	842,044
KPIT Technologies Ltd.*	4,598	16,205
L&T Finance Holdings Ltd.*	26,708	33,540
Larsen & Toubro Infotech Ltd., 144A	585	32,155
Larsen & Toubro Ltd.	8,175	165,682
Marico Ltd.	29,872	213,843
Metropolis Healthcare Ltd., 144A	195	7,475
Mindtree Ltd.	1,011	35,517
Motherson Sumi Systems Ltd.*	6,041	19,760
Mphasis Ltd.	499	14,390
Narayana Hrudayalaya Ltd.*	2,522	16,769
Oil & Natural Gas Corp. Ltd.	57,823	92,038
Petronet LNG Ltd.	10,766	32,834
Praj Industries Ltd.*	7,503	37,577
Raymond Ltd.*	2,268	12,628
RBL Bank Ltd., 144A*	28,227	80,382
Redington India Ltd.*	3,087	11,160
Reliance Industries Ltd.	44,430	1,265,463
SBI Life Insurance Co. Ltd., 144A	32,148	437,412
State Bank of India	23,142	131,107
Symphony Ltd.	875	12,181
Tata Consultancy Services Ltd.	50,035	2,257,883
Tata Motors Ltd.*	10,231	47,048
Tech Mahindra Ltd.	19,138	282,961
Thermax Ltd.*	1,237	24,800
TVS Motor Co. Ltd.	12,939	108,432
UltraTech Cement Ltd.	473	43,259
UPL Ltd.	17,282	184,962
Westlife Development Ltd.*	6,366	42,909
Wipro Ltd.	31,860	234,789

		18,131,887

Indonesia — 0.0%
Astra International Tbk PT	55,100	18,813
Bank Central Asia Tbk PT	272,100	566,517
Bank Mandiri Persero Tbk PT	367,400	149,745
Bank Rakyat Indonesia Persero Tbk PT	648,300	176,733
Kalbe Farma Tbk PT	328,000	31,752

		943,560

Ireland — 0.1%
CRH PLC	4,939	250,207
Flutter Entertainment PLC (XLON)*	673	122,957
Flutter Entertainment PLC (XDUB)*	1,410	256,379
Kerry Group PLC (Class A Stock)	2,130	297,249
Kingspan Group PLC	2,979	281,752

		1,208,544

Israel — 0.1%
Bank Hapoalim BM*	30,533	245,159
First International Bank of Israel Ltd. (The)*	1,127	36,128
Isracard Ltd.*	155	636

	Shares	Value

COMMON STOCKS (continued)
Israel (cont’d.)
Israel Discount Bank Ltd. (Class A Stock)*	25,387	$120,855
Mizrahi Tefahot Bank Ltd.*	802	24,699
Nice Ltd.*	1,914	470,185
Strauss Group Ltd.	409	11,448
Teva Pharmaceutical Industries Ltd.*	16,632	165,423
Teva Pharmaceutical Industries Ltd., ADR*	11,969	118,493

		1,193,026

Italy — 0.0%
Amplifon SpA	478	23,611
Hera SpA	7,152	29,535
Italgas SpA	1,954	12,794
Leonardo SpA*	15,568	126,290
Mediobanca Banca di Credito Finanziario SpA*	16,222	189,566
Pirelli & C SpA, 144A	27,747	161,166
Unipol Gruppo SpA	37,320	203,795

		746,757

Japan — 1.3%
AEON Financial Service Co. Ltd.	1,000	11,830
Aisin Corp.	6,700	287,385
Alps Alpine Co. Ltd.	27,900	294,041
Amada Co. Ltd.	20,000	202,667
Asahi Kasei Corp.	20,400	224,564
ASKUL Corp.	800	12,478
Astellas Pharma, Inc.	30,900	538,187
Bandai Namco Holdings, Inc.	400	27,622
Benesse Holdings, Inc.	7,600	189,088
Bridgestone Corp.	14,600	665,938
Calbee, Inc.	1,300	29,982
Canon, Inc.	38,100	860,727
Cosmo Energy Holdings Co. Ltd.	400	9,196
Credit Saison Co. Ltd.	2,300	28,163
Daicel Corp.	1,500	12,365
Daifuku Co. Ltd.	100	9,062
Daiichikosho Co. Ltd.	400	15,353
Daikin Industries Ltd.	300	55,865
Daiwa House Industry Co. Ltd.	6,000	180,114
Denso Corp.	6,800	463,421
DIC Corp.	9,000	227,660
Dip Corp.	500	15,389
Disco Corp.	900	273,917
DMG Mori Co. Ltd.	900	16,220
Electric Power Development Co. Ltd.	8,000	114,351
FANUC Corp.	3,300	795,739
Fast Retailing Co. Ltd.	200	150,704
Fuji Media Holdings, Inc.	3,400	37,734
Fuji Seal International, Inc.	400	8,407
Hikari Tsushin, Inc.	100	17,534
Hoya Corp.	400	52,772
Idemitsu Kosan Co. Ltd.	1,600	38,717
Inpex Corp.	45,500	340,604
Isuzu Motors Ltd.	6,600	86,994
Izumi Co. Ltd.	900	33,858
Japan Post Bank Co. Ltd.	2,400	20,220
Japan Post Holdings Co. Ltd.*	35,600	291,696

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Japan Tobacco, Inc.	59,900	$1,130,374
Kaneka Corp.	6,300	254,304
KDDI Corp.	2,500	77,886
Keyence Corp.	5,200	2,624,493
Kirin Holdings Co. Ltd.	26,600	518,339
Koito Manufacturing Co. Ltd.	2,200	136,815
Konica Minolta, Inc.	10,100	55,881
Kose Corp.	700	109,840
K’s Holdings Corp.	800	9,203
Kubota Corp.	2,800	56,675
Kyowa Exeo Corp.	2,200	54,154
Lintec Corp.	500	10,856
Maruha Nichiro Corp.	400	8,510
Matsui Securities Co. Ltd.	2,500	18,220
Mitsubishi Chemical Holdings Corp.	19,400	163,274
Mitsubishi HC Capital, Inc.	44,800	240,484
Mitsubishi Heavy Industries Ltd.	8,200	242,209
Mitsubishi Materials Corp.	8,300	166,264
Mitsui OSK Lines Ltd.	500	24,055
MS&AD Insurance Group Holdings, Inc.	12,400	358,472
Murata Manufacturing Co. Ltd.	1,400	106,482
Nexon Co. Ltd.	14,300	318,598
NGK Spark Plug Co. Ltd.	11,000	163,297
Nichirei Corp.	800	21,045
Nidec Corp.	4,200	484,681
Nihon M&A Center, Inc.	900	23,262
Nihon Unisys Ltd.	600	18,048
Nikon Corp.	29,200	311,259
Nippon Paint Holdings Co. Ltd.	15,700	211,848
Nippon Paper Industries Co. Ltd.	800	8,979
Nippon Shinyaku Co. Ltd.	100	7,940
Nippon Shokubai Co. Ltd.	2,400	115,509
Nippon Telegraph & Telephone Corp.	27,900	726,025
Nippon Television Holdings, Inc.	2,700	31,347
Nippon Yusen KK	2,800	142,146
Nissan Motor Co. Ltd.*	11,600	57,644
Nisshin Seifun Group, Inc.	3,700	54,253
Nitto Denko Corp.	600	44,785
NOK Corp.	700	8,678
Nomura Holdings, Inc.	89,100	455,331
Obayashi Corp.	15,900	126,733
Obic Co. Ltd.	400	74,582
Olympus Corp.	900	17,872
Omron Corp.	700	55,476
Oracle Corp.	100	7,645
Otsuka Corp.	300	15,747
Penta-Ocean Construction Co. Ltd.	1,200	8,343
Pigeon Corp.	3,500	98,795
Pola Orbis Holdings, Inc.	5,900	155,953
Rakus Co. Ltd.	900	24,635
Recruit Holdings Co. Ltd.	29,000	1,423,631
Relo Group, Inc.	1,800	41,128
Resorttrust, Inc.	700	11,433
Ricoh Co. Ltd.	28,200	316,053
Rinnai Corp.	300	28,547
Sankyu, Inc.	300	13,008
Santen Pharmaceutical Co. Ltd.	1,600	22,027
Seven Bank Ltd.	9,100	19,355

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Shimano, Inc.	1,200	$285,299
Shimizu Corp.	8,800	67,462
Shiseido Co. Ltd.	600	44,107
SMC Corp.	1,200	708,682
SoftBank Corp.	23,000	300,841
SoftBank Group Corp.	10,200	711,583
Stanley Electric Co. Ltd.	1,300	37,616
Subaru Corp.	45,200	893,901
Sumitomo Chemical Co. Ltd.	239,700	1,272,822
Sumitomo Corp.	6,700	90,036
Sumitomo Electric Industries Ltd.	4,600	68,044
Sumitomo Heavy Industries Ltd.	1,800	49,868
Sumitomo Mitsui Financial Group, Inc.	44,400	1,527,315
Sumitomo Rubber Industries Ltd.	47,400	655,403
Suntory Beverage & Food Ltd.	6,900	259,670
T&D Holdings, Inc.	600	7,781
Taiheiyo Cement Corp.	1,200	26,300
Taisei Corp.	2,800	92,070
Taisho Pharmaceutical Holdings Co. Ltd.	400	21,427
Takeda Pharmaceutical Co. Ltd.	56,700	1,898,539
Tokio Marine Holdings, Inc.	7,400	340,412
Tokyo Electron Ltd.	1,900	823,155
Tokyo Ohka Kogyo Co. Ltd.	400	25,159
Tokyo Tatemono Co. Ltd.	700	9,950
Tokyu Fudosan Holdings Corp.	2,500	15,026
Toshiba Corp.	3,200	138,094
Toyo Seikan Group Holdings Ltd.	1,100	15,008
Toyo Suisan Kaisha Ltd.	400	15,414
Toyoda Gosei Co. Ltd.	2,100	51,678
Toyota Boshoku Corp.	4,200	86,806
Toyota Motor Corp.	2,000	174,727
Ube Industries Ltd.	7,300	148,088
Unicharm Corp.	3,000	120,758
Welcia Holdings Co. Ltd.	9,900	323,392
Yakult Honsha Co. Ltd.	1,600	90,722
Yamada Holdings Co. Ltd.	49,800	230,088
Yamaguchi Financial Group, Inc.	7,600	43,494
Yamazaki Baking Co. Ltd.	700	9,860
Yokohama Rubber Co. Ltd. (The)	1,100	23,646
Zenkoku Hosho Co. Ltd.	1,300	55,868
Zeon Corp.	1,500	20,791

		30,453,894

Kuwait — 0.0%
Gulf Bank KSCP	19,374	16,264
National Bank of Kuwait SAKP	186,115	524,878

		541,142

Luxembourg — 0.0%
RTL Group SA	1,149	68,482
SES SA	2,385	18,269

		86,751

Malaysia — 0.2%
AirAsia Group Bhd*	243,800	52,384
Axiata Group Bhd	39,100	35,320
Bumi Armada Bhd*	102,600	11,210

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Malaysia (cont’d.)
Bursa Malaysia Bhd	4,400	$8,416
CIMB Group Holdings Bhd	446,900	497,284
D&O Green Technologies Bhd	15,600	17,721
Fraser & Neave Holdings Bhd	2,300	14,640
Hartalega Holdings Bhd	94,700	167,921
Hibiscus Petroleum Bhd	56,700	9,421
IHH Healthcare Bhd	91,500	120,740
Inari Amertron Bhd	122,400	93,628
Kossan Rubber Industries	91,200	70,598
Kuala Lumpur Kepong Bhd	7,300	35,834
Malayan Banking Bhd	460,300	900,920
MISC Bhd	5,100	8,335
My EG Services Bhd	46,400	19,943
Petronas Chemicals Group Bhd	7,100	13,784
Petronas Dagangan Bhd	20,100	90,055
Press Metal Aluminium Holdings Bhd	108,200	124,595
Public Bank Bhd	1,309,300	1,299,352
QL Resources Bhd	14,850	20,220
RHB Bank Bhd	143,400	186,979
Sime Darby Bhd	277,200	145,975
Supermax Corp. Bhd	95,868	75,963
Telekom Malaysia Bhd	114,300	167,318
Tenaga Nasional Bhd	259,700	613,033

		4,801,589

Mexico — 0.2%
America Movil SAB de CV (Class L Stock)	298,074	224,296
Arca Continental SAB de CV	48,414	280,177
Cemex SAB de CV, ADR*	19,098	160,423
Cemex SAB de CV, UTS*	190,108	160,029
Coca-Cola Femsa SAB de CV, ADR	1,249	66,110
Coca-Cola Femsa SAB de CV, UTS	28,377	150,184
Corp Inmobiliaria Vesta SAB de CV	1,035,892	2,018,363
Fomento Economico Mexicano SAB de CV, ADR	4,299	363,308
Fomento Economico Mexicano SAB de CV, UTS	21,983	185,941
Gruma SAB de CV (Class B Stock)	1,761	19,794
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	2,673	28,618
Grupo Bimbo SAB de CV (Class A Stock)	134,384	295,949
Grupo Financiero Banorte SAB de CV (Class O Stock)	95,837	617,118
Grupo Mexico SAB de CV (Class B Stock)	56,452	266,090
Grupo Televisa SAB, UTS	8,000	22,859
Industrias Penoles SAB de CV*	5,829	80,704
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	46,858	83,237
Megacable Holdings SAB de CV, UTS	4,800	17,051
Orbia Advance Corp. SAB de CV	9,689	25,328

		5,065,579

Netherlands — 0.4%
Adyen NV, 144A*	156	381,888
Aegon NV	166,787	694,035
Akzo Nobel NV	2,718	336,402

	Shares	Value

COMMON STOCKS (continued)
Netherlands (cont’d.)
ASML Holding NV	1,448	$997,927
ASR Nederland NV	1,198	46,323
Flow Traders, 144A	4,242	182,552
JDE Peet’s NV*	5,008	181,828
Koninklijke Ahold Delhaize NV	39,299	1,167,688
Koninklijke Philips NV	14,087	698,603
Koninklijke Vopak NV	777	35,326
NN Group NV	14,857	702,251
PostNL NV	69,531	378,001
Randstad NV	11,954	916,052
Royal Dutch Shell PLC (Class A Stock)	47,659	956,851
Royal Dutch Shell PLC (Class B Stock)	40,589	788,644
Signify NV, 144A	9,827	623,073

		9,087,444

New Zealand — 0.0%
a2 Milk Co. Ltd. (The)*	4,136	18,661
Fisher & Paykel Healthcare Corp. Ltd.	9,375	204,144

		222,805

Norway — 0.0%
DNB ASA	1,410	30,750
Equinor ASA	31,717	674,505
Leroy Seafood Group ASA	5	44
Schibsted ASA (Class B Stock)	1,083	44,977

		750,276

Peru — 0.0%
Southern Copper Corp.	1,054	67,793

Philippines — 0.0%
Aboitiz Equity Ventures, Inc.	59,700	51,424
Ayala Corp.	3,010	49,289
Ayala Land, Inc.	98,300	72,533
BDO Unibank, Inc.	36,960	85,790
Globe Telecom, Inc.	340	12,845
International Container Terminal Services, Inc.	53,410	179,208
JG Summit Holdings, Inc.	17,556	22,343
Metropolitan Bank & Trust Co.	13,079	13,061
San Miguel Corp.	3,390	8,162
SM Prime Holdings, Inc.	37,200	27,788
Universal Robina Corp.	6,730	19,935

		542,378

Poland — 0.0%
Allegro.eu SA, 144A*	3,606	62,119
Bank Polska Kasa Opieki SA*	8,467	206,791
Dino Polska SA, 144A*	505	37,128
Orange Polska SA*	17,059	30,026
Polski Koncern Naftowy ORLEN SA	7,156	144,427
Polskie Gornictwo Naftowe i Gazownictwo SA	57,437	100,621
Powszechna Kasa Oszczednosci Bank Polski SA*	13,312	132,157
Powszechny Zaklad Ubezpieczen SA*	3,034	29,256
Santander Bank Polska SA*	673	44,947

		787,472

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Qatar — 0.0%
Barwa Real Estate Co.	12,245	$10,034
Commercial Bank PSQC (The)	23,506	34,007
Masraf Al Rayan QSC	43,560	53,344
Qatar Islamic Bank SAQ	13,724	65,140
Qatar National Bank QPSC	53,645	264,628

		427,153

Romania — 0.0%
NEPI Rockcastle PLC	9,372	66,526

Russia — 0.1%
Alrosa PJSC	133,831	246,477
Coca-Cola HBC AG*	3	109
Detsky Mir PJSC, 144A	14,013	28,993
Gazprom PJSC, ADR	13,054	99,634
LSR Group PJSC	2,096	22,282
LUKOIL PJSC	7,009	647,684
LUKOIL PJSC, ADR	6,704	620,993
Magnit PJSC, GDR	1,998	29,078
MMC Norilsk Nickel PJSC	1,256	425,901
MMC Norilsk Nickel PJSC, ADR	1,748	59,613
Mobile TeleSystems PJSC	19,281	90,265
Mobile TeleSystems PJSC, ADR	15,948	147,678
Novolipetsk Steel PJSC	17,770	55,953
PhosAgro PJSC, GDR	2,702	54,913
Sberbank of Russia PJSC, ADR	23,821	396,147
Sistema PJSFC	537,262	233,656
Sistema PJSFC, GDR	3,346	28,896
Tatneft PJSC	24,400	177,624
Unipro PJSC	1,995,770	75,373
Yandex NV (Class A Stock)*(a)	1,030	72,873

		3,514,142

Saudi Arabia — 0.1%
Al Rajhi Bank	27,445	812,475
Alinma Bank	13,074	73,379
Almarai Co. JSC	3,405	57,616
Delivery Hero SE, 144A*	132	17,457
Dr. Sulaiman Al Habib Medical Services Group Co.	995	43,345
Etihad Etisalat Co.	1,764	15,605
Jarir Marketing Co.	682	38,433
Leejam Sports Co. JSC*	997	20,693
Riyad Bank	15	106
Saudi Arabian Mining Co.*	13,110	220,904
Saudi Basic Industries Corp.	24,863	807,529
Saudi National Bank (The)	32,930	506,287
Yanbu National Petrochemical Co.	541	10,470

		2,624,299

Singapore — 0.0%
Ascott Residence Trust, UTS	23,400	17,410
Jardine Cycle & Carriage Ltd.	26,100	415,520
NetLink NBN Trust, UTS	13,900	9,826
United Overseas Bank Ltd.	7,400	142,649
Venture Corp. Ltd.	10,100	144,612

		730,017

	Shares	Value

COMMON STOCKS (continued)
South Africa — 0.3%
Absa Group Ltd.*	14,143	$134,289
Anglo American Platinum Ltd.	2,878	333,428
Anglo American PLC (BATE)	8,907	356,497
Anglo American PLC (XJSE)	9,651	385,190
Aspen Pharmacare Holdings Ltd.*	6,445	73,260
AVI Ltd.	3,652	18,185
Barloworld Ltd.	7,851	58,662
Bid Corp. Ltd.*	381	8,266
Bidvest Group Ltd. (The)	9,311	124,173
Capitec Bank Holdings Ltd.	1,075	126,898
Clicks Group Ltd.	7,437	128,188
FirstRand Ltd.	97,649	366,363
Foschini Group Ltd. (The)*	6,484	72,267
Gold Fields Ltd.	22,707	203,783
Impala Platinum Holdings Ltd.	15,730	260,006
Investec Ltd.	31,567	120,616
Kumba Iron Ore Ltd.	452	20,280
Liberty Holdings Ltd.*	3,862	16,748
Life Healthcare Group Holdings Ltd.*	22,564	35,963
Mr. Price Group Ltd.	14,314	211,297
MTN Group*	20,523	148,605
MultiChoice Group	6,267	51,437
Naspers Ltd. (Class N Stock)	12,642	2,662,020
Nedbank Group Ltd.*	6,588	78,790
Netcare Ltd.*	98,630	98,628
Northam Platinum Ltd.*	8,231	125,497
Old Mutual Ltd.	159,292	150,725
Pepkor Holdings Ltd., 144A*	62,304	88,108
Sanlam Ltd.	31,015	133,372
Sappi Ltd.*	2,062	5,996
Shoprite Holdings Ltd.	15,219	165,941
Standard Bank Group Ltd.	68,234	609,958
Telkom SA SOC Ltd.	8,015	26,057
Truworths International Ltd.	17,017	68,693
Vodacom Group Ltd.	18,448	166,352

		7,634,538

South Korea — 1.0%
Amorepacific Corp.	239	53,517
Amorepacific Group	1,298	73,766
BGF retail Co. Ltd.	760	121,005
BNK Financial Group, Inc.	1,590	10,946
Celltrion, Inc.*	996	238,021
CJ CheilJedang Corp.	507	207,872
CJ Logistics Corp.*	527	83,093
Doosan Bobcat, Inc.*	2,994	127,915
Doosan Co. Ltd.	1,053	89,597
Green Cross Corp.	34	9,935
GS Retail Co. Ltd.	898	30,869
Hana Financial Group, Inc.	3,869	158,756
Hankook Tire & Technology Co. Ltd.	1,075	49,332
Hanon Systems	3,335	49,265
Hugel, Inc.*	247	52,782
Hyundai Construction Equipment Co. Ltd.*	2,108	103,965
Hyundai Electric & Energy System Co. Ltd.*	1,648	30,228
Hyundai Elevator Co. Ltd.	756	35,773
Hyundai Glovis Co. Ltd.	986	183,296

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
Hyundai Mobis Co. Ltd.	2,539	$659,335
Hyundai Motor Co.	1,394	297,159
Intellian Technologies, Inc.	211	11,615
Kakao Corp.	9,606	1,394,343
KB Financial Group, Inc.	2,610	129,575
Kia Corp.	2,825	225,028
Korea Electric Power Corp.	3,070	67,857
Korea Gas Corp.*	1,804	59,178
Korea Investment Holdings Co. Ltd.	96	8,807
Korea Zinc Co. Ltd.	538	206,661
Korean Air Lines Co. Ltd.*	413	11,576
KT Corp.	11,570	326,967
KT Corp., ADR	20,613	287,551
KT&G Corp.	1,529	114,613
LG Chem Ltd.	1,502	1,137,759
LG Display Co. Ltd.*	6,226	136,024
LG Display Co. Ltd., ADR*	1,479	15,811
LG Electronics, Inc.	338	49,232
LG Hausys Ltd.	787	68,778
LG Household & Health Care Ltd.	279	437,329
LG Innotek Co. Ltd.	1,287	255,742
LG Uplus Corp.	4,700	64,189
Lotte Chemical Corp.	684	160,116
Mando Corp.*	741	43,886
NAVER Corp.	5,933	2,205,526
NCSoft Corp.	620	451,745
Netmarble Corp., 144A	441	52,575
NEXTIN, Inc.*	159	9,430
NHN Corp.*	656	48,658
POSCO	2,354	730,070
POSCO, ADR	1,570	120,529
Posco International Corp.	3,670	76,164
Samsung Biologics Co. Ltd., 144A*	213	159,180
Samsung C&T Corp.	1,669	202,689
Samsung Electro-Mechanics Co. Ltd.	1,106	174,373
Samsung Electronics Co. Ltd.	120,041	8,609,693
Samsung Electronics Co. Ltd., GDR	45	80,221
Samsung Engineering Co. Ltd.*	4,772	101,801
Samsung Fire & Marine Insurance Co. Ltd.	15	2,938
Samsung Life Insurance Co. Ltd.	453	32,175
Samsung SDI Co. Ltd.	467	290,771
Samsung SDS Co. Ltd.	781	128,502
Seah Besteel Corp.	1,738	49,013
Shinhan Financial Group Co. Ltd.	10,336	373,222
Shinhan Financial Group Co. Ltd., ADR*	2,497	89,517
SK Hynix, Inc.	10,469	1,189,396
SK Innovation Co. Ltd.*	2,881	757,861
SK Telecom Co. Ltd.	2,175	618,465
S-Oil Corp.*	5,027	459,666
Studio Dragon Corp.*	550	46,903
Woori Financial Group, Inc.	3,010	30,665

		24,970,812

Spain — 0.2%
Acciona SA*	232	35,049
Amadeus IT Group SA*	1,341	94,403
Banco Bilbao Vizcaya Argentaria SA*	5,217	32,385

	Shares	Value

COMMON STOCKS (continued)
Spain (cont’d.)
Banco de Sabadell SA*	39,081	$26,703
CaixaBank SA	9,564	29,482
Cellnex Telecom SA, 144A	60,784	3,883,057
Grifols SA	1,345	36,462
Pharma Mar SA	129	11,625
Repsol SA	11,146	139,917
Telefonica SA	109	510
Zardoya Otis SA	1,579	10,899

		4,300,492

Sweden — 0.3%
Assa Abloy AB (Class B Stock)	38,350	1,157,698
Atlas Copco AB (Class A Stock)	21,263	1,304,689
Atlas Copco AB (Class B Stock)	7,583	399,417
Elekta AB (Class B Stock)	5,070	73,464
Epiroc AB (Class B Stock)	583	11,461
Evolution AB, 144A	1,883	298,574
Hexagon AB (Class B Stock)	13,837	205,184
Intrum AB	1,709	55,993
Investor AB (Class B Stock)	1,435	33,105
Kinnevik AB (Class B Stock)*	8,942	358,414
L E Lundbergforetagen AB (Class B Stock)	2,414	155,874
Loomis AB	2,740	85,861
Pandox AB*	5,696	94,798
Saab AB (Class B Stock)	13,534	359,240
SKF AB (Class B Stock)	7,383	188,222
Swedish Match AB	71,578	610,917
Swedish Orphan Biovitrum AB*	2,493	45,486
Tele2 AB (Class B Stock)	1,554	21,195
Telefonaktiebolaget LM Ericsson (Class B Stock)	85,653	1,077,521
Trelleborg AB (Class B Stock)	2,482	57,669

		6,594,782

Switzerland — 0.4%
Adecco Group AG	10,177	693,357
BKW AG	107	11,160
Cie Financiere Richemont SA (Class A Stock)	19,329	2,342,439
Givaudan SA	443	2,063,522
Kuehne + Nagel International AG	1,443	494,190
Nestle SA	12,166	1,515,658
Novartis AG	7,625	695,013
Roche Holding AG (BATE)	2,097	790,122
Roche Holding AG (XSWX)	529	215,032
Sika AG	4,680	1,536,164
Tecan Group AG	171	84,849

		10,441,506

Taiwan — 1.1%
Acer, Inc.	72,000	76,080
Arcadyan Technology Corp.	6,000	23,019
ASPEED Technology, Inc.	1,000	72,320
Asustek Computer, Inc.*	7,000	93,569
AU Optronics Corp.	237,000	194,163
Bizlink Holding, Inc.	13,000	121,310
Cathay Financial Holding Co. Ltd.	365,432	707,822

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (cont’d.)
Chailease Holding Co. Ltd.*	15,853	$115,235
China Airlines Ltd.*	225,000	154,155
China Steel Corp.	258,000	368,255
ChipMOS Technologies, Inc.	8,000	13,724
CTBC Financial Holding Co. Ltd.	1,025,680	835,912
Delta Electronics, Inc.	92,000	1,002,877
E.Sun Financial Holding Co. Ltd.	197,000	185,893
Eclat Textile Co. Ltd.	7,000	165,169
Ennoconn Corp.	10,000	78,884
Eva Airways Corp.	544,000	394,619
Evergreen Marine Corp. Taiwan Ltd.*	93,000	664,027
Far Eastern New Century Corp.	153,000	175,669
Faraday Technology Corp.	62,000	169,978
Formosa Chemicals & Fibre Corp.	33,000	100,240
Formosa Petrochemical Corp.	14,000	53,490
Formosa Plastics Corp.	126,000	465,433
GeneReach Biotechnology Corp.*	12,000	58,415
Giant Manufacturing Co. Ltd.	11,000	126,036
Gigabyte Technology Co. Ltd.	23,000	89,179
Gourmet Master Co. Ltd.*	11,000	67,522
Hiwin Technologies Corp.	12,000	170,342
Hon Hai Precision Industry Co. Ltd.	243,000	980,203
Hotai Finance Co. Ltd.	12,000	37,341
Hotai Motor Co. Ltd.	3,000	66,126
Innolux Corp.*	317,000	238,248
Inventec Corp.	67,000	63,220
King Yuan Electronics Co. Ltd.	39,000	63,119
Kinsus Interconnect Technology Corp.	23,000	111,968
Macronix International Co. Ltd.	26,000	42,811
Makalot Industrial Co. Ltd.	9,000	88,662
MediaTek, Inc.	68,000	2,354,155
Merida Industry Co. Ltd.	1,000	11,264
Micro-Star International Co. Ltd.	28,000	158,849
Nan Ya Plastics Corp.	122,000	364,265
Nanya Technology Corp.	72,000	206,691
Novatek Microelectronics Corp.	41,000	736,156
Phison Electronics Corp.	1,000	17,319
Primax Electronics Ltd.	97,000	199,116
Qisda Corp.	8,000	8,883
Realtek Semiconductor Corp.	56,000	1,015,862
Sitronix Technology Corp.	3,000	33,895
Swancor Holding Co. Ltd.	3,000	13,245
TA Chen Stainless Pipe	35,000	75,165
Taiwan Semiconductor Manufacturing Co. Ltd.	508,000	10,859,043
Taiwan Union Technology Corp.	4,000	16,780
TSRC Corp.	18,000	23,272
Tung Ho Steel Enterprise Corp.	38,000	71,832
Uni-President Enterprises Corp.	361,000	948,600
United Microelectronics Corp.	35,000	66,931
Visual Photonics Epitaxy Co. Ltd.	56,000	270,576
Voltronic Power Technology Corp.	1,000	48,334
Wistron NeWeb Corp.	4,000	10,941
WPG Holdings Ltd.	8,120	14,918
Yang Ming Marine Transport Corp.*	13,000	85,821
Yuanta Financial Holding Co. Ltd.*	403,320	389,081

		26,436,029

	Shares	Value

COMMON STOCKS (continued)
Tanzania — 0.0%
AngloGold Ashanti Ltd.	17,905	$333,006
AngloGold Ashanti Ltd., ADR	2,517	46,766

		379,772

Thailand — 0.1%
B Grimm Power PCL	7,200	9,464
Charoen Pokphand Foods PCL, NVDR	143,900	119,280
Gulf Energy Development PCL	24,500	26,258
Indorama Ventures PCL, NVDR	31,900	40,739
Kasikornbank PCL, NVDR	35,800	132,436
Precious Shipping PCL, NVDR*	17,800	11,664
PTT Exploration & Production PCL, NVDR	56,400	206,961
PTT PCL, NVDR	88,500	108,788
Siam Cement PCL (The), NVDR	39,300	531,380
Thai Union Group PCL, NVDR	57,300	35,527

		1,222,497

Turkey — 0.1%
Akbank TAS	75,041	45,613
Enerjisa Enerji A/S, 144A	9,132	10,889
Koza Anadolu Metal Madencilik Isletmeleri A/S*	6,239	10,164
Migros Ticaret A/S*	10,209	38,177
Turcas Petrol A/S*	15,352	5,995
Turk Hava Yollari AO*	104,965	161,257
Turk Telekomunikasyon A/S	106,498	81,262
Turkcell Iletisim Hizmetleri A/S	376,607	696,562
Turkiye Garanti Bankasi A/S	171,354	163,691
Turkiye Is Bankasi A/S (Class C Stock)	105,469	61,824
Yapi ve Kredi Bankasi A/S	50,855	12,640

		1,288,074

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	34,766	65,053
Aldar Properties PJSC	35,939	37,403
Dubai Islamic Bank PJSC	22,614	29,711
Emaar Properties PJSC	40,938	46,417
Emirates NBD Bank PJSC	20,356	73,342
Emirates Telecommunications Group Co. PJSC	20,039	120,045
First Abu Dhabi Bank PJSC	28,053	127,601
NMC Health PLC*^	411	—

		499,572

United Kingdom — 0.8%
3i Group PLC	1,258	20,500
Abcam PLC*	3,789	72,608
Associated British Foods PLC	2,732	83,986
AstraZeneca PLC	7,051	847,669
Auto Trader Group PLC, 144A*	2,755	24,150
Aviva PLC	19,841	111,478
Babcock International Group PLC*	8,154	32,815
Barratt Developments PLC	6,947	66,817
Beazley PLC*	2,698	12,400
Bellway PLC	3,483	156,989
Berkeley Group Holdings PLC	316	20,180
BP PLC	338,712	1,483,121

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
British American Tobacco PLC	64,682	$2,512,927
BT Group PLC*	11	30
Burberry Group PLC*	10,054	288,192
CK Hutchison Holdings Ltd.	3,500	27,239
Compass Group PLC*	11,135	234,740
Diageo PLC	6,250	300,798
Dunelm Group PLC	11,968	235,962
Experian PLC	22,262	859,609
Greggs PLC*	2,408	86,507
Halma PLC	5,009	187,118
HomeServe PLC	15,232	202,201
Howden Joinery Group PLC	35,841	407,682
HSBC Holdings PLC	173,616	1,002,197
IG Group Holdings PLC	1,951	22,983
Imperial Brands PLC	19,684	424,386
Intertek Group PLC	178	13,616
ITV PLC*	113,233	196,551
J Sainsbury PLC	109,357	411,734
JD Sports Fashion PLC	36,725	468,195
JET2 PLC*	8,457	138,856
John Wood Group PLC*	23,809	72,087
Johnson Matthey PLC	8,640	369,823
Kingfisher PLC	111,194	562,912
Liberty Global PLC (Class C Stock)*	2,839	76,767
Linde PLC	1,049	303,266
Lloyds Banking Group PLC	1,766,324	1,145,194
Marks & Spencer Group PLC*	112,521	228,742
Micro Focus International PLC	75,375	570,896
Next PLC*	3,332	363,461
Phoenix Group Holdings PLC	3,045	28,525
Redrow PLC	9,388	80,009
RELX PLC	1,267	33,612
Rightmove PLC	97,747	876,772
Royal Mail PLC*	46,675	373,436
Smith & Nephew PLC	589	12,793
Smiths Group PLC	16,519	364,747
Standard Chartered PLC	43,977	281,300
Tate & Lyle PLC	1,393	14,268
Tesco PLC	92,830	286,457
Unilever PLC	8,747	511,940
Vistry Group PLC	1,176	19,145
Whitbread PLC*	3,730	162,031
Wm Morrison Supermarkets PLC	135,563	465,055
WPP PLC	14,126	190,683

		18,348,157

United States — 19.8%
AbbVie, Inc.	9,436	1,062,871
Accenture PLC (Class A Stock)	10,685	3,149,831
Adobe, Inc.*	7,755	4,541,638
Advanced Micro Devices, Inc.*	18,655	1,752,264
Agilent Technologies, Inc.	5,686	840,448
Agree Realty Corp., REIT(a)	61,996	4,370,098
Airbnb, Inc. (Class A Stock)*	275	42,113
Alexandria Real Estate Equities, Inc., REIT	15,982	2,907,765
Alexion Pharmaceuticals, Inc.*	587	107,838
Align Technology, Inc.*	2,041	1,247,051
Allegion PLC	5,318	740,797

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Ally Financial, Inc.	42,359	$2,111,173
Alphabet, Inc. (Class A Stock)*	3,210	7,838,146
Alphabet, Inc. (Class C Stock)*	2,133	5,345,981
Alteryx, Inc. (Class A Stock)*	3,881	333,844
Amazon.com, Inc.*	2,733	9,401,957
Amcor PLC	5,678	65,070
American Express Co.	13,851	2,288,601
American Homes 4 Rent (Class A Stock), REIT	132,029	5,129,327
AmerisourceBergen Corp.	2,250	257,602
Amgen, Inc.	3,436	837,525
Antero Midstream Corp.	27,472	285,434
Anthem, Inc.	2,148	820,106
APA Corp.	1	22
Apple Hospitality REIT, Inc.(a)	150,833	2,301,712
Apple, Inc.	126,695	17,352,147
Applied Materials, Inc.	10,449	1,487,938
Aramark	12,772	475,757
AT&T, Inc.	45,585	1,311,936
Athene Holding Ltd. (Class A Stock)*	917	61,897
Atmos Energy Corp.(a)	9,324	896,130
Autodesk, Inc.*	277	80,856
Automatic Data Processing, Inc.	7,322	1,454,296
AvalonBay Communities, Inc., REIT	36,989	7,719,234
Ball Corp.	3,508	284,218
Bank of Hawaii Corp.(a)	2,273	191,432
Bank of New York Mellon Corp. (The)	6,778	347,237
Bausch Health Cos., Inc.*	2,650	77,773
Berkshire Hathaway, Inc. (Class B Stock)*	3,392	942,705
BioMarin Pharmaceutical, Inc.*	5,198	433,721
Bio-Rad Laboratories, Inc. (Class A Stock)*	279	179,757
Booking Holdings, Inc.*	65	142,226
BorgWarner, Inc.	43,635	2,118,043
Boston Properties, Inc., REIT(a)	58,185	6,667,419
Bright Horizons Family Solutions, Inc.*	1,860	273,625
Bristol-Myers Squibb Co.	31,584	2,110,443
Brookfield Renewable Corp. (Class A Stock)	6,972	292,406
Bruker Corp.	4,586	348,444
Bunge Ltd.	3,259	254,691
C.H. Robinson Worldwide, Inc.(a)	10,912	1,022,127
Cadence Design Systems, Inc.*	1,732	236,972
CareTrust REIT, Inc.	61,211	1,421,931
Cargurus, Inc.*	3	79
Carrier Global Corp.	24,622	1,196,629
Caterpillar, Inc.	8,784	1,911,662
CBRE Group, Inc. (Class A Stock)*	16,748	1,435,806
Cerner Corp.	9,318	728,295
ChampionX Corp.*	7,313	187,578
Charles Schwab Corp. (The)	24,977	1,818,575
Chevron Corp.	16,730	1,752,300
Chipotle Mexican Grill, Inc.*	303	469,753
Cigna Corp.	2,637	625,154
Citigroup, Inc.	22,942	1,623,146
Cloudflare, Inc. (Class A Stock)*	1,349	142,778
CME Group, Inc.	6,079	1,292,882
Coca-Cola Co. (The)	21,803	1,179,760

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Colgate-Palmolive Co.	25,985	$2,113,880
Comcast Corp. (Class A Stock)	27,512	1,568,734
Community Healthcare Trust, Inc., REIT	24,520	1,163,719
Conagra Brands, Inc.	26,023	946,717
Consolidated Edison, Inc.	27,815	1,994,892
Copart, Inc.*	7,717	1,017,332
Costco Wholesale Corp.	9,590	3,794,475
Cousins Properties, Inc., REIT(a)	141,426	5,201,648
Crown Holdings, Inc.	5,478	559,906
CubeSmart, REIT	83,966	3,889,305
CVS Health Corp.	2,290	191,078
Danaher Corp.	8,009	2,149,295
Deere & Co.	6,267	2,210,434
Dell Technologies, Inc. (Class C Stock)*	13,659	1,361,392
Delta Air Lines, Inc.*	8,330	360,356
Devon Energy Corp.	4,929	143,877
Dexcom, Inc.*	4,450	1,900,150
Digital Realty Trust, Inc., REIT	45,407	6,831,937
Discovery, Inc. (Class A Stock)*(a)	14,697	450,904
Discovery, Inc. (Class C Stock)*	2,346	67,987
DTE Energy Co.	8,220	1,065,312
eBay, Inc.	1,362	95,626
Ecolab, Inc.	4,582	943,755
Edwards Lifesciences Corp.*	7,855	813,542
EMCOR Group, Inc.	2,794	344,193
Envista Holdings Corp.*	4,040	174,568
EOG Resources, Inc.	9,634	803,861
EPR Properties, REIT*	109,443	5,765,457
EQT Corp.*	2,279	50,731
Equifax, Inc.	226	54,129
Equinix, Inc., REIT	22,808	18,305,701
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,189	1,014,357
Eversource Energy	16,999	1,364,000
Expeditors International of Washington, Inc.	17,928	2,269,685
Extra Space Storage, Inc., REIT	60,071	9,840,831
Extraction Oil & Gas, Inc.*	5,179	284,379
Facebook, Inc. (Class A Stock)*	14,887	5,176,359
Federal Realty Investment Trust(a)	20,198	2,366,600
Fidelity National Information Services, Inc.	10,288	1,457,501
Fiserv, Inc.*	10,251	1,095,729
Flex Ltd.*	51,239	915,641
Fox Corp. (Class A Stock)	1,080	40,100
Genuine Parts Co.	12,118	1,532,563
Gilead Sciences, Inc.	43,542	2,998,302
Globant SA*	29	6,356
Halliburton Co.	2	46
Helmerich & Payne, Inc.	1	33
Herbalife Nutrition Ltd.*	5,105	269,187
Hershey Co. (The)	8,516	1,483,317
Hess Corp.	14,823	1,294,344
Hewlett Packard Enterprise Co.	117,894	1,718,894
Hill-Rom Holdings, Inc.	3,106	352,811
Hilton Grand Vacations, Inc.*	62,171	2,573,258
Home Depot, Inc. (The)	5,985	1,908,557

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Honeywell International, Inc.	14,253	$3,126,396
HP, Inc.	23,907	721,752
HubSpot, Inc.*	1,931	1,125,232
Hudson Pacific Properties, Inc., REIT	58,802	1,635,872
IAA, Inc.*	14,353	782,813
IDEXX Laboratories, Inc.*	4,601	2,905,762
IHS Markit Ltd.	2,742	308,914
Insulet Corp.*(a)	927	254,471
Intel Corp.	64,065	3,596,609
International Game Technology PLC*(a)	15,209	364,408
Intuit, Inc.	7,168	3,513,539
Invesco Ltd.	6,377	170,457
iRobot Corp.*(a)	1,129	105,437
James Hardie Industries PLC, CDI	7,591	258,658
Johnson & Johnson	33,980	5,597,865
JPMorgan Chase & Co.	15,572	2,422,069
Kellogg Co.(a)	13,433	864,145
Kinder Morgan, Inc.	65,357	1,191,458
Lam Research Corp.	741	482,169
Landstar System, Inc.	2,373	374,981
Levi Strauss & Co. (Class A Stock)	8,194	227,138
Lithia Motors, Inc.	424	145,703
Live Nation Entertainment, Inc.*	10,154	889,389
Lockheed Martin Corp.	5,076	1,920,505
Lowe’s Cos., Inc.	6,874	1,333,350
Lululemon Athletica, Inc.*	286	104,381
Lyft, Inc. (Class A Stock)*	1,332	80,559
Marriott Vacations Worldwide Corp.*	1,416	225,569
Marsh & McLennan Cos., Inc.	11,789	1,658,476
Martin Marietta Materials, Inc.	93	32,718
Mastercard, Inc. (Class A Stock)	6,884	2,513,280
McCormick & Co., Inc.	1,932	170,634
McDonald’s Corp.	5,386	1,244,112
McKesson Corp.	8,449	1,615,787
Medical Properties Trust, Inc., REIT	257,105	5,167,810
Mercury Systems, Inc.*	1,787	118,442
MetLife, Inc.	47,620	2,850,057
Microsoft Corp.	42,303	11,459,883
Mid-America Apartment Communities, Inc., REIT	53,809	9,062,512
Molson Coors Beverage Co. (Class B Stock)*	1,876	100,722
Moody’s Corp.	2,526	915,347
Morgan Stanley	37,612	3,448,644
Netflix, Inc.*	1,064	562,015
New York Community Bancorp, Inc.(a)	60,463	666,302
Newmont Corp.	4,529	287,048
NextEra Energy, Inc.	13,538	992,065
NIKE, Inc. (Class B Stock)	10,586	1,635,431
Norfolk Southern Corp.	531	140,933
Northrop Grumman Corp.	882	320,545
NVIDIA Corp.	2,709	2,167,471
OGE Energy Corp.	28,479	958,318
Okta, Inc.*	381	93,223
Omega Healthcare Investors, Inc., REIT	107,212	3,890,723
Oshkosh Corp.	2,334	290,910
Otis Worldwide Corp.	21,968	1,796,323

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Outfront Media, Inc., REIT*	218,271	$5,245,052
Ovintiv, Inc.	2,199	69,203
Owens Corning	2,524	247,100
PagerDuty, Inc.*(a)	891	37,939
Parade Technologies Ltd.	4,000	199,612
PayPal Holdings, Inc.*	10,644	3,102,513
PepsiCo, Inc.	17,216	2,550,895
Pfizer, Inc.	19,299	755,749
Phillips 66	20,444	1,754,504
Pinnacle West Capital Corp.	3,939	322,880
Pioneer Energy Services Corp.*^	925	13,690
Portland General Electric Co.	762	35,113
PPD, Inc.*	4,279	197,219
PPG Industries, Inc.	11,732	1,991,742
Procter & Gamble Co. (The)	11,659	1,573,149
Progressive Corp. (The)	13,768	1,352,155
Prologis, Inc., REIT	196,631	23,503,303
PTC, Inc.*	5,954	841,062
QUALCOMM, Inc.	22,905	3,273,812
Qurate Retail, Inc. (Class A Stock)	2	26
Regency Centers Corp., REIT	44,531	2,853,101
Reliance Steel & Aluminum Co.	4,027	607,674
Rexford Industrial Realty, Inc., REIT	146,867	8,364,076
RLJ Lodging Trust, REIT	202,016	3,076,704
Robert Half International, Inc.	875	77,849
Rockwell Automation, Inc.	1,333	381,265
Roku, Inc.*	1,940	890,945
Roper Technologies, Inc.	1,616	759,843
Ryder System, Inc.	14,421	1,071,913
salesforce.com, Inc.*	4,109	1,003,705
SBA Communications Corp., REIT	8,860	2,823,682
Schlumberger NV	39,308	1,258,249
Schneider Electric SE	7,284	1,147,584
Schneider National, Inc. (Class B Stock)	19,281	419,747
ServiceNow, Inc.*	2,400	1,318,920
Shake Shack, Inc. (Class A Stock)*(a)	5,579	597,065
Sherwin-Williams Co. (The)	703	191,532
Signature Bank	1,629	400,164
Silicon Laboratories, Inc.*	1,388	212,711
Simon Property Group, Inc., REIT	76,424	9,971,803
Sims Ltd.	3,606	45,053
Sirius XM Holdings, Inc.(a)	99,253	649,115
SiteOne Landscape Supply, Inc.*	2,869	485,607
Six Flags Entertainment Corp.*(a)	18,498	800,593
SL Green Realty Corp., REIT(a)	37,022	2,961,760
Slack Technologies, Inc. (Class A Stock)*	1,002	44,389
SM Energy Co.	8,752	215,562
Smartsheet, Inc. (Class A Stock)*	875	63,280
Snap, Inc. (Class A Stock)*	1,248	85,039
Southern Co. (The)	5,290	320,098
Spirit Realty Capital, Inc., REIT	95,933	4,589,435
Splunk, Inc.*	6,733	973,457
Spotify Technology SA*	2,009	553,660
STAG Industrial, Inc., REIT	69,291	2,593,562
Stifel Financial Corp.	2,583	167,533
Sun Communities, Inc., REIT	46,672	7,999,581
Sunnova Energy International, Inc.*(a)	5,206	196,058

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Sunrun, Inc.*(a)	2,329	$129,912
Swiss Re AG	414	37,379
Switch, Inc. (Class A Stock)	136,359	2,878,538
Tandem Diabetes Care, Inc.*	489	47,629
Target Corp.	12,335	2,981,863
Teladoc Health, Inc.*	478	79,487
Terminix Global Holdings, Inc.*	10,319	492,319
Tesla, Inc.*	5,739	3,900,798
Texas Instruments, Inc.	1,869	359,409
Thermo Fisher Scientific, Inc.	2,372	1,196,603
TJX Cos., Inc. (The)	3,399	229,161
Trane Technologies PLC	13,185	2,427,886
Travelers Cos., Inc. (The)	8,673	1,298,435
Truist Financial Corp.	12,976	720,168
Trupanion, Inc.*	1,162	133,746
Twilio, Inc. (Class A Stock)*	201	79,226
Twitter, Inc.*	12,372	851,317
UDR, Inc., REIT(a)	147,272	7,213,383
UGI Corp.	6,563	303,933
UiPath, Inc. (Class A Stock)*	3,663	248,828
United States Cellular Corp.*	9,666	350,972
UnitedHealth Group, Inc.	6,581	2,635,296
Valero Energy Corp.	5,399	421,554
Vertex Pharmaceuticals, Inc.*	4,822	972,260
VICI Properties, Inc., REIT(a)	215,076	6,671,657
Visa, Inc. (Class A Stock)(a)	17,277	4,039,708
VMware, Inc. (Class A Stock)*(a)	6,921	1,107,152
Voya Financial, Inc.(a)	31,350	1,928,025
Vulcan Materials Co.	1,321	229,946
W.W. Grainger, Inc.	530	232,140
Walt Disney Co. (The)*	16,185	2,844,837
Wells Fargo & Co.	20,059	908,472
Welltower, Inc., REIT	102,844	8,546,336
Wendy’s Co. (The)	2,752	64,452
Weyerhaeuser Co., REIT	2,182	75,104
Willis Towers Watson PLC	804	184,936
Workday, Inc. (Class A Stock)*	8,653	2,065,817
Wyndham Hotels & Resorts, Inc.	2,862	206,894
Wynn Resorts Ltd.*(a)	8,882	1,086,269
Xcel Energy, Inc.	4,112	270,899
Xilinx, Inc.	1,792	259,195
Xylem, Inc.	879	105,445
Zendesk, Inc.*(a)	3,405	491,478
Zynga, Inc. (Class A Stock)*(a)	38,112	405,131

		484,469,074

Zambia — 0.0%
First Quantum Minerals Ltd.	4,888	112,657

TOTAL COMMON STOCKS (cost $716,064,185)		813,034,094

EXCHANGE-TRADED FUND — 1.6%
United States
Vanguard Real Estate ETF(a)	379,171	38,595,816

(cost $33,969,079)

PREFERRED STOCKS — 0.2%
Brazil — 0.2%
Azul SA (PRFC)*	8,963	78,785

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Brazil (cont’d.)
Banco Bradesco SA (PRFC)	246,287	$1,274,564
Braskem SA (PRFC A)*	2,235	26,669
Cia Energetica de Minas Gerais (PRFC)	16,247	39,656
Cia Paranaense de Energia (PRFC B)	12,218	14,493
Gerdau SA (PRFC)	40,885	242,821
Itau Unibanco Holding SA (PRFC)	67,414	404,175
Itausa SA (PRFC)	6	14
Petroleo Brasileiro SA (PRFC)	183,988	1,088,658

		3,169,835

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA (PRFC B)	3,298	155,382

Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	8,068

Germany — 0.0%
Sartorius AG (PRFC)	101	52,673
Schaeffler AG (PRFC)	21,364	197,565
Volkswagen AG (PRFC)	1,091	274,168

		524,406

Russia — 0.0%
Surgutneftegas PJSC (PRFC)	61,937	39,279

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	380	24,914

United States — 0.0%
Ligado Networks LLC (PRFC)	3,262	293,609

TOTAL PREFERRED STOCKS (cost $3,798,353)		4,215,493

	Units

RIGHTS* — 0.0%
Brazil — 0.0%
Ultrapar Participacoes SA, expiring 07/25/21	138,105	—

South Korea — 0.0%
Intellian Technologies, Inc., expiring 07/27/21	43	427

Taiwan — 0.0%
GeneReach Biotechnology Corp., expiring 08/03/21	1,618	908

TOTAL RIGHTS (cost $0)		1,335

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.7%
United States
Avant Loans Funding Trust,
Series 2020-REV01, Class A, 144A
2.170%	05/15/29	2,800	2,817,297

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2021-REV01, Class A, 144A
1.210%	07/15/30	1,630	$1,627,150
Carvana Auto Receivables Trust,
Series 2021-N02, Class B
0.750%	03/10/28	501	500,006
Series 2021-N02, Class C
1.070%	03/10/28	1,052	1,054,602
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.366%(c)	04/25/24	351	344,384
Conn’s Receivables Funding LLC,
Series 2020-A, Class A, 144A
1.710%	06/16/25	329	329,036
Consumer Loan Underlying Bond Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	877	884,476
Consumer Loan Underlying Bond Credit Trust,
Series 2019-P01, Class A, 144A
2.940%	07/15/26	49	49,085
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	11/25/34	51	50,547
CPS Auto Receivables Trust,
Series 2020-B, Class A, 144A
1.150%	07/17/23	179	179,607
Drive Auto Receivables Trust,
Series 2017-03, Class D, 144A
3.530%	12/15/23	708	714,420
Series 2018-03, Class D
4.300%	09/16/24	878	898,233
Series 2018-04, Class D
4.090%	01/15/26	520	533,051
Series 2019-01, Class D
4.090%	06/15/26	2,700	2,802,212
Series 2019-04, Class C
2.510%	11/17/25	1,000	1,014,322
Series 2020-01, Class C
2.360%	03/16/26	2,340	2,382,415
Series 2020-02, Class A2A
0.850%	07/17/23	195	194,923
Series 2020-02, Class A3
0.830%	05/15/24	1,150	1,152,489
Series 2020-02, Class B
1.420%	03/17/25	950	959,407
Series 2020-02, Class C
2.280%	08/17/26	610	625,963
Series 2021-01, Class C
1.020%	06/15/27	2,260	2,269,703
DT Auto Owner Trust,
Series 2019-03A, Class C, 144A
2.740%	04/15/25	1,200	1,215,509
Series 2020-02A, Class A, 144A
1.140%	01/16/24	556	557,949
Exeter Automobile Receivables Trust,
Series 2019-04A, Class C, 144A
2.440%	09/16/24	2,070	2,097,032

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2020-01A, Class B, 144A
2.260%	04/15/24	2,127	$2,137,433
Series 2020-02A, Class A, 144A
1.130%	08/15/23	286	286,204
Series 2020-03A, Class B
0.790%	09/16/24	1,220	1,224,130
Series 2020-03A, Class D
1.730%	07/15/26	490	498,302
Series 2021-01A, Class C
0.740%	01/15/26	2,510	2,508,466
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,143,541
Marlette Funding Trust,
Series 2019-01A, Class A, 144A
3.440%	04/16/29	86	85,681
Series 2019-02A, Class A, 144A
3.130%	07/16/29	216	216,528
Series 2019-04A, Class A, 144A
2.390%	12/17/29	421	423,521
Series 2020-01A, Class A, 144A
2.240%	03/15/30	233	233,893
Series 2020-02A, Class A, 144A
1.020%	09/16/30	518	518,432
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,557,927
Prosper Marketplace Issuance Trust,
Series 2019-04A, Class A, 144A
2.480%	02/17/26	46	45,828
Santander Drive Auto Receivables Trust,
Series 2017-02, Class D
3.490%	07/17/23	328	328,906
Series 2019-01, Class C
3.420%	04/15/25	1,616	1,628,945
Series 2019-01, Class D
3.650%	04/15/25	2,500	2,571,324
Series 2020-02, Class B
0.960%	11/15/24	400	401,950
Series 2020-02, Class C
1.460%	09/15/25	1,010	1,021,380
Series 2020-02, Class D
2.220%	09/15/26	1,445	1,479,031
Series 2020-03, Class B
0.690%	03/17/25	2,510	2,517,346
Series 2020-04, Class C
1.010%	01/15/26	1,640	1,649,513
Series 2021-01, Class C
0.750%	02/17/26	1,350	1,349,283
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,749,149
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A
1.350%	05/25/33	1,310	1,331,764
Upstart Securitization Trust,
Series 2020-01, Class A, 144A
2.322%	04/22/30	2,340	2,355,831

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2021-01, Class A, 144A
0.870%	03/20/31	925	$926,371
Series 2021-02, Class A, 144A
0.910%	06/20/31	1,992	1,993,839
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	660	671,099
Series 2019-03A, Class D, 144A
2.720%	11/15/24	1,173	1,206,427
Series 2020-02A, Class B, 144A
1.320%	07/15/25	1,260	1,270,792
Series 2020-02A, Class C, 144A
2.010%	07/15/25	2,320	2,363,941
Series 2020-03A, Class B, 144A
0.780%	11/17/25	1,960	1,971,437
Series 2020-03A, Class C, 144A
1.240%	11/17/25	1,210	1,221,219

TOTAL ASSET-BACKED SECURITIES (cost $66,451,590)			67,143,251

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
United States
BANK,
Series 2019-BN23, Class A3
2.920%	12/15/52	580	621,994
Series 2020-BN28, Class A4
1.844%	03/15/63	450	444,197
Series 2020-BN29, Class A4
1.997%	11/15/53	500	498,919
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class A5
2.040%	10/15/53	1,030	1,032,319
Series 2021-C10, Class A5
2.492%	07/15/54	610	632,989
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A5
2.919%	08/15/52	870	932,759
Benchmark Mortgage Trust,
Series 2018-B05, Class A4
4.208%	07/15/51	370	427,847
Series 2019-B15, Class A5
2.928%	12/15/72	540	580,278
Series 2020-B19, Class A5
1.850%	09/15/53	480	474,126
Series 2020-B20, Class A5
2.034%	10/15/53	910	910,434
Series 2020-B21, Class A5
1.978%	12/17/53	860	855,565
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	904,777
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%	02/10/49	370	405,505
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	751,487

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	169	$169,603
Series 2013-LC06, Class AM
3.282%	01/10/46	190	196,235
Series 2014-CR17, Class A5
3.977%	05/10/47	360	389,566
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	378,102
Fannie Mae-Aces,
Series 2020-M42, Class A2
1.270%	07/25/30	1,940	1,898,601
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2
3.224%	03/25/27	600	664,284
Series K090, Class A2
3.422%	02/25/29	1,090	1,242,160
Series K106, Class A2
2.069%	01/25/30	1,170	1,221,544
Series K115, Class A2
1.383%	06/25/30	1,920	1,899,315
Series KSG1, Class A2
1.503%	09/25/30	700	699,150
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class AS
4.085%	05/10/45	160	163,059
Series 2014-GC20, Class A5
3.998%	04/10/47	490	526,504
Series 2020-GC47, Class A4
2.125%	05/12/53	460	464,797
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	193	202,419
Series 2013-C17, Class A3
3.928%	01/15/47	450	466,668
Series 2015-C30, Class A5
3.822%	07/15/48	1,415	1,554,136
Series 2015-C33, Class A4
3.770%	12/15/48	870	960,102
Series 2016-C01, Class A5
3.576%	03/15/49	490	536,522
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C05, Class A3
4.171%	08/15/46	11	11,131
Series 2012-CBX, Class AS
4.271%	06/15/45	170	174,570
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A4
3.102%	05/15/46	590	613,048
Series 2013-C13, Class A4
4.039%	11/15/46	310	331,821
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	161,129
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4
3.244%	03/15/45	229	230,851

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	360	$391,436
Series 2015-UBS08, Class A3
3.540%	12/15/48	1,180	1,273,822
Series 2019-L03, Class AS
3.490%	11/15/52	380	414,695
Series 2020-L04, Class A3
2.698%	02/15/53	800	844,356
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	925	957,487
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	530,132
Series 2020-C56, Class A5
2.448%	06/15/53	870	902,480
Series 2020-C58, Class A4
2.092%	07/15/53	690	694,176
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	340	348,529
Series 2012-C10, Class AS
3.241%	12/15/45	390	399,565
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	477,779
Series 2014-C23, Class AS
4.210%(cc)	10/15/57	450	486,694

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,528,098)			32,349,664

CONVERTIBLE BOND — 0.0%
United States
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^	272	301,471

(cost $168,077)

CORPORATE BONDS — 9.6%
Australia — 0.0%
Westpac Banking Corp.,
Sub. Notes
2.963%	11/16/40	40	39,272

Brazil — 0.1%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30(a)	859	913,585
6.250%	08/10/26	120	144,218
6.875%	11/21/36	90	123,338
6.875%	11/10/39(a)	228	318,211
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42	340	425,346

			1,924,698

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada — 0.3%
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
1.050%	03/02/26	320	$316,838
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.450%	06/22/23	990	989,874
0.950%	06/23/23	490	494,491
2.250%	01/28/25	122	127,540
2.606%(ff)	07/22/23	120	122,792
Enbridge, Inc.,
Gtd. Notes
2.500%	08/01/33	60	60,027
3.400%	08/01/51	75	75,291
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	610	636,864
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23	220	224,809
1.950%	01/17/23	785	804,464
2.250%	11/01/24	57	59,735
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	2,425	2,438,383
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
0.300%	06/02/23	370	369,849
2.650%	06/12/24	554	586,507

			7,307,464

China — 0.1%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
4.200%	12/06/47	915	1,055,825
Baidu, Inc.,
Sr. Unsec’d. Notes
1.720%	04/09/26(a)	600	606,753
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	200	207,251
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
2.700%	05/01/25	50	52,715

			1,922,544

Germany — 0.1%
Deutsche Bank AG,
Sr. Unsec’d. Notes
0.898%	05/28/24	455	453,195
2.129%(ff)	11/24/26(a)	265	269,087
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30	783	1,172,698

			1,894,980

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
4.500%	09/15/23		290	$311,056

Japan — 0.2%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.555%(ff)	09/13/25		1,140	1,193,138
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25		700	735,197
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,312,996
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25		1,470	1,486,913
2.348%	01/15/25		435	454,609
Toyota Motor Corp.,
Sr. Unsec’d. Notes
0.681%	03/25/24		75	75,112

				5,257,965

Netherlands — 0.0%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	278,730
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		345	352,121
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29		1	1,039

				631,890

Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.750%	11/10/21		635	640,692
3.700%	04/06/50		150	172,457

				813,149

Peru — 0.0%
Southern Copper Corp.,
Sr. Unsec’d. Notes
3.875%	04/23/25		295	321,492
6.750%	04/16/40		85	121,374

				442,866

Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17(d)	EUR	300	49,802
4.750%	01/15/18(d)	EUR	400	66,402

				116,204

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	800	$801,397
2.746%	05/28/25	400	421,480
3.500%	04/11/22	200	204,894
Sub. Notes
2.749%	12/03/30(a)	400	396,435

			1,824,206

Switzerland — 0.0%
Credit Suisse AG,
Sr. Unsec’d. Notes
1.000%	05/05/23	250	252,547
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50	174	175,480

			428,027

United Kingdom — 0.2%
BAT Capital Corp.,
Gtd. Notes
3.734%	09/25/40	75	73,441
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30	575	576,030
2.125%	04/29/32	200	201,069
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25	720	719,611
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
0.695%(ff)	05/11/24(a)	545	546,402
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45	230	282,033
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
3.823%(ff)	11/03/28	1,165	1,280,260
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21(a)	700	709,065
Unilever Capital Corp.,
Gtd. Notes
2.200%	05/05/22	870	883,252

			5,271,163

United States — 8.5%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25	300	319,522
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	490	568,817
4.250%	11/21/49	170	203,828
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	90	84,287

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
2.500%	09/15/50	205	$184,269
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25	245	254,677
2.150%	02/01/27	680	712,290
Aflac, Inc.,
Sr. Unsec’d. Notes
4.750%	01/15/49	630	829,221
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	425	425,284
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25(a)	215	230,807
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	50	52,587
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	60	60,721
Allegion PLC,
Gtd. Notes
3.500%	10/01/29	105	114,090
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	300	319,193
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	155	157,441
3.050%	06/05/23	70	73,032
Alphabet, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/60	115	101,864
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	1,165	1,126,036
3.700%	02/04/51	180	170,604
4.000%	02/04/61	115	110,841
4.450%	05/06/50	95	101,088
4.800%	02/14/29	1,430	1,658,301
5.375%	01/31/44	50	59,413
5.800%	02/14/39	220	271,235
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.100%	05/12/31(a)	480	488,081
2.875%	05/12/41	180	185,830
3.100%	05/12/51	110	115,632
3.250%	05/12/61	190	201,139
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24(a)	380	400,264
3.500%	01/15/31	150	164,304
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	110	111,093
4.500%	03/15/49	100	128,563

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
2.375%	07/15/31	75	$73,885
3.375%	07/15/51	35	34,287
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	07/08/25	240	241,922
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	175	175,384
3.375%	10/15/26	601	654,005
4.400%	02/15/26(a)	130	146,803
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.300%	06/01/31(a)	515	523,576
2.800%	05/01/30	65	68,903
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25(a)	440	471,302
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31(a)	639	656,170
2.800%	05/15/30	440	458,903
3.450%	12/15/27	355	387,384
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	718,099
Amphenol Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	70	72,601
2.800%	02/15/30	100	105,838
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	55	58,845
Anthem, Inc.,
Sr. Unsec’d. Notes
0.450%	03/15/23	445	445,483
2.375%	01/15/25	30	31,411
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	190	199,888
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	100	122,580
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50	210	231,349
Apple, Inc.,
Sr. Unsec’d. Notes
1.800%	09/11/24	310	321,741
3.000%	02/09/24	235	249,343
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	465	504,169
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26(a)	752	748,184
2.875%	06/15/28(a)	690	699,781

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.250%	07/15/25	1,195	$1,257,379
3.875%	01/15/26	178	190,809
4.200%	06/10/24(a)	830	892,120
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50	30	32,028
3.500%	12/01/49	40	43,630
AT&T, Inc.,
Sr. Unsec’d. Notes
0.900%	03/25/24(a)	885	886,902
1.700%	03/25/26(a)	770	778,273
3.100%	02/01/43	370	362,721
3.300%	02/01/52	60	58,439
3.400%	05/15/25	500	544,816
3.500%	02/01/61	30	29,407
4.450%	04/01/24(a)	657	717,880
4.800%	06/15/44	120	144,293
4.850%	03/01/39	396	481,438
Sr. Unsec’d. Notes, 144A
3.800%	12/01/57	256	267,520
Athene Holding Ltd.,
Sr. Unsec’d. Notes
3.950%	05/25/51	50	53,529
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	270	256,017
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	250	295,969
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	100	112,934
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	330	378,132
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	1,285	1,295,616
2.687%(ff)	04/22/32	1,170	1,205,196
Sr. Unsec’d. Notes, MTN
0.523%(ff)	06/14/24(a)	520	519,850
0.810%(ff)	10/24/24	1,200	1,204,028
0.981%(ff)	09/25/25	270	269,685
1.319%(ff)	06/19/26	970	972,324
2.496%(ff)	02/13/31	1,440	1,472,310
2.676%(ff)	06/19/41	470	457,312
3.864%(ff)	07/23/24	326	347,429
4.083%(ff)	03/20/51	658	785,332
4.244%(ff)	04/24/38(a)	500	594,242
Sr. Unsec’d. Notes, Series N
3.483%(ff)	03/13/52	140	153,189
Sub. Notes
6.110%	01/29/37	150	205,853
Sub. Notes, MTN
4.200%	08/26/24	500	548,799

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Banner Health,
Unsec’d. Notes, Series 2020
3.181%	01/01/50	26	$27,569
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26	216	229,795
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	29	29,091
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	364	371,942
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43	200	264,232
6.125%	04/01/36	195	274,778
Block Financial LLC,
Gtd. Notes
2.500%	07/15/28	765	767,915
3.875%	08/15/30	30	32,439
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	05/01/25	305	341,843
5.150%	05/01/30	660	782,136
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.625%	04/13/30	100	119,626
BP Capital Markets America, Inc.,
Gtd. Notes
2.112%	09/16/21(a)	720	721,646
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,150	1,152,872
2.350%	11/13/40	170	163,619
2.550%	11/13/50(a)	300	287,306
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	35	39,243
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	47	50,413
Gtd. Notes, 144A
3.500%	02/15/41	150	153,933
3.750%	02/15/51(a)	370	386,658
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	83	87,513
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	180	187,616
4.375%	09/01/42	150	185,543
5.400%	06/01/41	30	41,219
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	70	74,175
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25(a)	360	374,537

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
2.700%	02/15/31	205	$211,558
3.377%	04/05/40(a)	520	547,195
3.577%	04/05/50	50	53,073
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	11/18/22	225	230,004
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31(a)	690	691,334
3.250%	04/09/50	60	66,498
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	794,452
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^	356	—
0.000%	12/31/99^	69	—
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	210,886
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	225	226,525
4.400%	12/01/61	15	16,133
4.464%	07/23/22	1,500	1,552,692
4.908%	07/23/25	300	340,163
5.375%	04/01/38	400	492,663
5.375%	05/01/47	70	85,836
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29(a)	667	728,470
5.125%	06/30/27	930	1,082,503
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	130	133,121
2.236%	05/11/30	40	41,251
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	140	190,348
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
3.700%	12/01/29	305	330,567
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	303	322,600
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24	2,720	2,726,413
1.678%(ff)	05/15/24	190	194,022
2.561%(ff)	05/01/32	265	269,971
2.572%(ff)	06/03/31	440	452,182
2.976%(ff)	11/05/30	355	376,557
3.106%(ff)	04/08/26	1,375	1,471,026
3.142%(ff)	01/24/23	1,000	1,015,059
4.412%(ff)	03/31/31	1,245	1,455,529
4.650%	07/23/48	300	392,952

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/26	405	$400,386
4.500%	12/01/27	55	62,445
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43	270	387,722
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62(a)	470	428,950
3.250%	11/01/39	150	159,616
3.700%	04/15/24(a)	590	639,482
4.049%	11/01/52	140	166,596
4.600%	10/15/38	289	358,225
CommonSpirit Health,
Sr. Sec’d. Notes
3.910%	10/01/50	93	102,718
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	150	154,298
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	79	95,635
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series A
4.125%	05/15/49	200	233,579
4.200%	03/15/42	150	174,334
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	40	42,010
3.750%	05/01/50	90	99,236
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32(a)	762	750,775
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	590	594,078
2.500%	07/15/31	250	251,802
3.150%	07/15/23	1,000	1,050,631
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	40	42,694
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
5.850%	07/15/25	285	334,488
6.020%	06/15/26	250	299,838
6.100%	07/15/27	100	122,517
8.100%	07/15/36	199	304,367
8.350%	07/15/46	958	1,567,333
DH Europe Finance II Sarl,
Gtd. Notes
3.400%	11/15/49	140	154,000
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	55	62,127

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	50	$62,872
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	160	174,442
4.050%	09/15/42	200	228,661
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	200	210,776
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	211,586
Sr. Unsec’d. Notes, Series B
2.600%	06/15/22	180	183,935
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	580	616,087
Duke Energy Carolinas LLC,
First Mortgage
3.450%	04/15/51	40	44,360
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	95	96,154
3.750%	09/01/46	45	47,979
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	95	93,138
3.800%	07/15/28	600	679,573
3.850%	11/15/42	400	461,641
eBay, Inc.,
Sr. Unsec’d. Notes
2.700%	03/11/30	345	358,879
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	415	401,304
2.950%	02/15/51	150	146,854
Energy Transfer LP,
Sr. Unsec’d. Notes
5.000%	05/15/50	140	161,733
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	250	259,987
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51	205	203,876
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	40	42,972
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25	70	73,759
3.100%	05/15/30	130	139,910
3.950%	06/15/23	1,000	1,062,522
Equinix, Inc.,
Sr. Unsec’d. Notes
3.000%	07/15/50	79	75,752

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29	365	$403,759
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	400	393,481
Evergy Kansas Central, Inc.,
First Mortgage
3.450%	04/15/50	190	207,831
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	110	116,440
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	260	307,257
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	185	188,219
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	535	574,034
3.452%	04/15/51	320	348,213
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	35	36,901
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	300	314,387
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
1.800%	01/30/23	250	255,498
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24(a)	910	928,855
Flex Ltd.,
Sr. Unsec’d. Notes
3.750%	02/01/26	70	76,276
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49	131	161,072
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	143	155,983
4.500%	10/01/49	135	163,868
Ford Foundation (The),
Unsec’d. Notes, Series 2020
2.815%	06/01/70	5	5,030
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	600	594,046
3.400%	01/15/26(a)	570	589,561
4.125%	02/01/25	230	244,665
4.625%	07/15/24	320	345,096
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	370	444,395

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26(a)	550	$552,752
2.250%	06/01/31(a)	330	338,681
3.250%	04/01/25	75	81,290
General Electric Co.,
Sr. Unsec’d. Notes
3.625%	05/01/30	90	100,467
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	310	328,708
General Motors Co.,
Sr. Unsec’d. Notes
6.750%	04/01/46	148	213,702
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.700%	08/18/23	880	897,791
2.750%	06/20/25	140	147,432
3.550%	07/08/22	10	10,317
4.150%	06/19/23	695	738,268
5.200%	03/20/23	470	506,058
Genuine Parts Co.,
Sr. Unsec’d. Notes
1.875%	11/01/30	690	665,643
Georgetown University (The),
Sr. Unsec’d. Notes, Series 20A
2.943%	04/01/50	9	9,140
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.750%	09/29/23	160	160,116
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26(a)	1,400	1,388,241
2.650%	02/15/25	1,000	1,053,401
3.200%	08/15/29	110	117,498
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	1,028	1,108,654
5.250%	06/01/25(a)	700	788,573
5.375%	11/01/23	210	229,152
5.375%	04/15/26	268	308,412
Goldman Sachs BDC, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/26(a)	555	573,195
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,350	1,346,032
1.992%(ff)	01/27/32(a)	2,355	2,286,844
2.600%	02/07/30	1,182	1,225,836
2.615%(ff)	04/22/32	80	81,816
3.750%	02/25/26	100	110,629
3.800%	03/15/30	630	708,820
4.017%(ff)	10/31/38	1,050	1,231,145
4.411%(ff)	04/23/39	515	627,225
4.750%	10/21/45	140	182,819
Sub. Notes
5.150%	05/22/45	153	204,047

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
6.750%	10/01/37	300	$436,872
Golub Capital BDC, Inc.,
Sr. Unsec’d. Notes
2.500%	08/24/26	135	135,694
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	20	19,565
2.875%	09/01/50	1	987
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45	40	48,839
HCA, Inc.,
Sr. Sec’d. Notes
3.500%	07/15/51	810	810,222
5.250%	06/15/26(a)	300	347,031
5.250%	06/15/49	425	542,461
5.500%	06/15/47	1,005	1,308,764
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	50	49,165
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23	880	952,198
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	253	268,159
5.875%	12/16/36	117	167,202
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	250	259,530
3.000%	06/17/27(a)	310	332,235
3.400%	06/17/30	110	117,859
6.000%	09/15/41	169	222,266
Sr. Unsec’d. Notes, 144A
1.450%	06/17/26	905	900,226
2.650%	06/17/31	1,420	1,421,354
Humana, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/42	160	196,646
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23	760	775,966
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	194	220,761
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24(a)	1,000	1,063,186
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25	550	609,211
Sr. Unsec’d. Notes
0.700%	06/15/23	620	622,727
3.000%	06/15/50	370	364,250
4.250%	09/21/48	520	614,638

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22	1,500	$1,534,765
4.150%	05/15/39	300	356,462
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.375%	03/01/41	170	175,818
3.750%	10/01/21	145	146,230
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	120	121,596
Intuit, Inc.,
Sr. Unsec’d. Notes
0.950%	07/15/25	95	95,200
1.350%	07/15/27	335	334,737
1.650%	07/15/30	255	251,116
Jabil, Inc.,
Sr. Unsec’d. Notes
1.700%	04/15/26(a)	385	387,736
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50	90	84,013
2.450%	09/01/60	90	84,857
3.400%	01/15/38	275	311,727
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.969%(ff)	06/23/25(a)	600	600,705
1.578%(ff)	04/22/27	393	395,110
2.739%(ff)	10/15/30	1,160	1,216,286
3.109%(ff)	04/22/51	190	196,960
3.200%	01/25/23	200	208,912
3.250%	09/23/22	400	414,354
3.328%(ff)	04/22/52	36	38,420
3.882%(ff)	07/24/38	100	115,154
3.964%(ff)	11/15/48	1,890	2,214,546
4.023%(ff)	12/05/24	440	474,893
4.032%(ff)	07/24/48	220	259,136
Sub. Notes
3.375%	05/01/23	960	1,010,596
3.875%	09/10/24	1,800	1,962,330
4.950%	06/01/45	110	145,673
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
2.810%	06/01/41	23	23,499
3.002%	06/01/51	60	61,890
Kentucky Utilities Co.,
First Mortgage
3.300%	06/01/50	140	147,903
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	45	48,759
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23	425	431,484
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	375	435,550

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50		104	$107,303
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.700%	06/01/31		1,320	1,343,146
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		35	37,208
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49		23	28,999
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14(d)	EUR	900	5,005
4.750%	01/16/14(d)	EUR	415	2,337
5.375%	10/17/12(d)	EUR	50	282
Life Storage LP,
Gtd. Notes
2.200%	10/15/30		210	207,411
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30		45	45,158
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/51(a)		445	477,629
4.000%	04/15/25		70	77,484
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		390	395,171
3.300%	03/14/23		140	146,153
4.200%	03/01/48(a)		1,065	1,317,227
4.350%	01/30/47		295	369,610
4.750%	03/15/39		675	866,332
4.900%	03/15/49(a)		611	834,879
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		695	697,920
3.200%	07/15/51		290	289,627
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30		45	43,904
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	1,003,553
2.950%	03/15/51		220	230,638
3.650%	06/01/49		438	509,823
3.850%	03/26/50		240	290,699
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22		625	639,725
4.200%	08/15/47		50	60,199
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		800	810,213

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
McKesson Corp.,
Sr. Unsec’d. Notes
0.900%	12/03/25	450	$443,584
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	11	11,248
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	1,230	1,220,579
4.000%	03/07/49	110	134,520
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	24	23,262
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	260	312,158
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	220	227,349
4.663%	02/15/30(a)	350	407,483
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	130	137,897
3.450%	08/08/36(a)	370	427,605
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A
4.250%	03/15/42	220	260,009
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	255	259,308
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	320	335,200
5.597%(ff)	03/24/51	671	999,358
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	670	644,493
2.188%(ff)	04/28/26	590	612,851
2.802%(ff)	01/25/52	465	456,719
3.971%(ff)	07/22/38	900	1,055,921
4.300%	01/27/45	330	409,281
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	500	543,588
Sub. Notes, MTN
4.100%	05/22/23(a)	1,540	1,638,753
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	116	114,108
4.600%	02/23/28	223	259,857
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	40	45,729
4.700%	04/15/48	200	232,540
4.875%	12/01/24	66	73,923
5.200%	03/01/47	20	24,551

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
5.500%	02/15/49	245	$317,005
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50	50	50,170
3.850%	06/30/26	32	35,644
National Fuel Gas Co.,
Sr. Unsec’d. Notes
2.950%	03/01/31	130	131,129
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	50	56,071
Sr. Unsec’d. Notes, MTN
1.750%	01/21/22	735	741,244
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27	45	47,235
Newmont Corp.,
Gtd. Notes
4.875%	03/15/42	85	107,992
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30(a)	410	413,809
2.750%	05/01/25	75	79,691
2.750%	11/01/29	35	36,983
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40	596	653,941
3.375%	03/27/50	50	56,441
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	245	232,035
Northern States Power Co.,
First Mortgage
2.600%	06/01/51	30	28,898
3.200%	04/01/52	25	27,035
3.600%	09/15/47	141	160,564
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	62	62,041
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.100%	06/01/51	40	41,724
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	1,055	1,118,006
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27	99	110,638
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
2.600%	08/01/31	330	335,622
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	1,000	1,068,450
7.000%	05/01/32	100	143,628

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	115	$148,261
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	545	573,504
6.350%	01/15/31	140	181,070
7.150%	01/15/51	20	29,553
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	830	871,855
2.875%	03/25/31	1,535	1,598,370
3.950%	03/25/51	395	431,618
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	20	20,782
3.112%	02/15/40	30	31,018
3.362%	02/15/50	15	15,797
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
2.875%	06/11/28	105	104,295
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	06/08/23	45	45,385
1.900%	02/07/23	680	696,436
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	120	119,972
2.500%	02/01/31	80	75,061
3.150%	01/01/26	60	61,912
3.300%	08/01/40	125	113,679
3.500%	08/01/50	80	71,202
4.500%	07/01/40	60	60,003
4.950%	07/01/50	100	103,006
PacifiCorp,
First Mortgage
2.700%	09/15/30	400	420,121
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.200%	09/26/22	1,160	1,187,921
2.850%	10/01/29	832	898,437
3.250%	06/01/50(a)	365	397,018
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.000%	03/05/42	100	121,515
4.450%	04/14/46	410	524,868
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	26	42,585
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26(a)	820	809,664
2.100%	05/01/30	350	349,123
2.375%	08/17/22	1,000	1,021,340
2.500%	08/22/22	630	646,208
3.875%	08/21/42	250	276,456
4.250%	11/10/44	370	432,127

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
6.375%	05/16/38	590	$842,959
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^	366	365,372
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31(a)	325	318,935
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	14	14,026
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27(a)	505	546,808
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	101,432
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.950%	03/26/50	220	265,906
4.125%	04/15/47	1,187	1,455,508
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	900	954,940
Public Service Co. of Colorado,
First Mortgage, Series 36
2.700%	01/15/51	80	78,820
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	150	129,839
2.700%	05/01/50	190	186,961
Public Storage,
Sr. Unsec’d. Notes
1.850%	05/01/28(a)	855	861,643
3.385%	05/01/29(a)	890	988,477
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48	105	128,751
Quanta Services, Inc.,
Sr. Unsec’d. Notes
2.900%	10/01/30(a)	660	684,624
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	325	329,173
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.800%	03/15/22	190	192,977
3.650%	08/16/23	43	45,620
Reliance Steel & Aluminum Co.,
Sr. Unsec’d. Notes
2.150%	08/15/30	810	799,580
Rockefeller Foundation (The),
Unsec’d. Notes, Series 2020
2.492%	10/01/50	21	20,428
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	385	403,330

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	974	$836,317
4.000%	06/15/25(a)	500	556,165
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	182	205,573
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	50	49,994
1.950%	07/15/31	30	30,046
2.700%	07/15/41	25	25,157
2.900%	07/15/51	20	20,209
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25	155	166,482
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	170	176,031
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,654	1,551,925
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29(a)	860	923,769
3.125%	06/01/24	225	240,258
3.300%	05/15/50	255	270,598
3.450%	06/01/27(a)	724	797,817
3.800%	08/15/49	360	413,495
4.500%	06/01/47(a)	230	288,141
Simon Property Group LP,
Sr. Unsec’d. Notes
3.500%	09/01/25(a)	275	301,172
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	370	365,151
3.650%	02/01/50	85	85,216
First Ref. Mortgage, Series C
4.125%	03/01/48	40	42,787
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	207	232,932
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	302	296,829
5.150%	09/15/41	100	121,756
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	35	40,031
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	81	81,687
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30	250	258,984

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	14	$14,874
SVB Financial Group,
Sr. Unsec’d. Notes
1.800%	02/02/31(a)	1,150	1,100,139
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	509,803
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	190	188,869
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47(a)	765	931,244
4.133%	03/25/25	50	55,434
4.497%	03/25/30	25	29,769
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	100	111,490
6.550%	05/01/37	142	193,075
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.125%	06/18/26	590	588,253
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	40	50,258
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	5	5,615
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	1,200	1,224,450
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	08/05/25(a)	970	978,564
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	50	47,569
3.250%	05/01/51	115	118,994
U.S. Bank NA,
Sr. Unsec’d. Notes
3.400%	07/24/23	1,000	1,060,360
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50	420	615,042
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	275	277,280
2.300%	05/15/31	210	215,068
2.375%	08/15/24	160	168,333
2.900%	05/15/50	100	100,845
3.125%	05/15/60	510	525,650
3.250%	05/15/51	35	37,418
4.250%	03/15/43	100	122,583

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30(a)	530	$532,607
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	47	47,626
Unsec’d. Notes, Series C
2.547%	04/01/50	43	41,236
University of Southern California,
Sr. Unsec’d. Notes, Series 21A
2.945%	10/01/51	70	73,253
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31	465	471,909
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/45	30	40,470
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	315	322,291
2.875%	11/20/50	30	28,649
2.987%	10/30/56	80	75,218
3.000%	11/20/60	270	253,487
3.376%	02/15/25	610	662,742
4.125%	08/15/46	210	246,638
4.500%	08/10/33	1,356	1,622,604
4.522%	09/15/48	50	61,721
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	1,120	1,135,083
Viatris, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25	45	45,595
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/50	169	149,376
3.650%	09/15/47	265	312,145
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22(a)	1,155	1,185,180
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49	10	11,230
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30	81	83,778
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23	490	490,198
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.406%(ff)	10/30/25	213	222,853
3.000%	02/19/25	500	535,139
3.750%	01/24/24	1,000	1,075,496
5.013%(ff)	04/04/51	200	273,984

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.082%(ff)	09/09/22	350	$351,192
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	90	102,460
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	267	331,495
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	365	383,895
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	10	10,033
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49	35	37,464
Yale University,
Unsec’d. Notes, Series 2020
2.402%	04/15/50	67	65,006
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	95	104,027
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/50	265	273,883
4.700%	02/01/43	202	260,051

			207,372,760

TOTAL CORPORATE BONDS (cost $231,261,163)			235,558,244

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	250	378,935
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	65	64,592
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	150	202,761
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	100	154,917
Taxable, Revenue Bonds, Series N
3.256%	05/15/60	75	80,569
3.706%	05/15/20	30	32,721
San Francisco Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
3.303%	11/01/39	300	322,905
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	250	419,645

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
7.550%	04/01/39	135	$229,090

			1,886,135

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/14	25	35,591

Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	34	34,517

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds, Series B
6.899%	12/01/40	100	140,687
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	60	76,525

			217,212

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds, Series D
3.052%	07/01/40	35	36,324
3.197%	07/01/50	20	20,467

			56,791

Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	30	31,578

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	164,422

New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	58,166
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	150,459
5.952%	06/15/42	80	121,615
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.142%	07/01/43	70	72,742
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	170	223,319

			626,301

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The),
Revenue Bonds, Series 21-A
3.204%	01/15/51	95	101,180

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	100	$164,435

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	279,904

Texas — 0.0%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Series B
2.439%	08/15/49	90	86,523
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	85	129,239
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	15	15,547
Texas Transportation Commission,
General Obligation Unlimited, Taxable
2.472%	10/01/44	125	123,250
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds
4.000%	10/01/33	170	209,192

			563,751

TOTAL MUNICIPAL BONDS (cost $3,908,944)			4,161,817

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.7%
United States
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	26	25,659
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	24	25,278
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.392%(c)	08/25/31	2,493	2,510,649
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.092%(c)	07/25/39	655	657,913
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.642%(c)	07/25/29	2,055	2,133,198
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.642%(c)	07/25/29	106	106,745
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.442%(c)	09/25/29	2,929	2,947,681
Series 2017-C03, Class 1ED1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.792%(c)	10/25/29	2,510	2,504,978

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	10/25/29	2,674	$2,757,191
Series 2017-C03, Class 1M2C, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	10/25/29	875	892,760
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.292%(c)	01/25/30	2,609	2,650,455
Series 2017-C05, Class 1M2C, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.292%(c)	01/25/30	900	911,918
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.742%(c)	02/25/30	593	597,540
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.342%(c)	07/25/30	2,149	2,178,848
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	08/25/30	1,625	1,607,255
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ01, Class M3, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
4.192%(c)	08/25/24	531	537,157
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.642%(c)	07/25/28	630	660,395
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.342%(c)	07/25/29	2,901	3,005,130
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.542%(c)	10/25/29	2,810	2,935,663
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	03/25/30	143	143,146
Series 2017-DNA03, Class M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.592%(c)	03/25/30	2,910	2,974,786
Series 2017-HQA03, Class M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.442%(c)	04/25/30	1,572	1,607,581
Series 2018-DNA01, Class M2AT, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.142%(c)	07/25/30	2,667	2,628,259
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.118%(c)	11/25/50	800	800,584
Series 2021-DNA01, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.668%(c)	01/25/51	2,039	2,038,551
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.818%(c)	08/25/33	2,040	2,046,148

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.792%(c)	01/25/50	2,164	$2,174,310
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	02/25/50	340	340,296
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.942%(c)	02/25/50	4,700	4,738,261
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	06/25/50	2,281	2,294,782
Series 2020-DNA05, Class M1, 144A, 30 Day Average SOFR + 1.300% (Cap N/A, Floor 0.000%)
1.318%(c)	10/25/50	302	302,158
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.918%(c)	12/25/50	1,029	1,029,671
Series 2021-DNA03, Class M1, 144A, 30 Day Average SOFR + 0.750% (Cap N/A, Floor 0.000%)
0.768%(c)	10/25/33	2,120	2,123,393
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.118%(c)	10/25/33	190	194,067
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.718%(c)	08/25/33	2,140	2,140,000
Series 2021-HQA02, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.717%(c)	12/25/33	1,180	1,179,979
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.892%(c)	12/25/30	111	111,090
Series 2018-DNA02, Class M2AS, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.042%(c)	12/25/30	3,000	3,002,754
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	09/25/48	7	7,228
Series 2018-HRP02, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.342%(c)	02/25/47	926	925,622
Series 2019-DNA02, Class M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
2.542%(c)	03/25/49	1,672	1,698,076
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.042%(c)	11/25/48	930	929,876

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $65,004,060)			65,077,031

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 0.1%
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.050%	03/12/51(a)	200	$198,285
3.500%	01/11/28(a)	265	289,325

			487,610

Israel — 0.0%
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30	290	310,073
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50	200	214,143

			524,216

Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.771%	05/24/61	275	256,249
4.000%	10/02/23	80	86,635
4.500%	01/31/50	200	212,820
Sr. Unsec’d. Notes, Series A, MTN
6.750%	09/27/34	246	327,166

			882,870

Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	265	270,694

Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
3.550%	03/10/51(a)	260	270,135
4.125%	08/25/27	189	211,574

			481,709

Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50(a)	460	602,462

TOTAL SOVEREIGN BONDS (cost $3,132,415)			3,249,561

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Federal Home Loan Bank
4.000%	09/01/28	245	288,027
Federal Home Loan Mortgage Corp.
2.000%	12/01/35	348	359,093
2.000%	02/01/36	313	324,151
2.000%	02/01/36	316	326,549
2.000%	02/01/36	736	762,483
2.000%	03/01/36	195	201,700
2.000%	06/01/36	224	231,151
2.000%	10/01/50	144	145,906
2.000%	10/01/50	145	147,195
2.000%	12/01/50	146	147,287
2.000%	02/01/51	272	274,435

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/01/51	371	$374,823
2.000%	03/01/51	221	223,259
2.000%	03/01/51	270	273,111
2.000%	03/01/51	417	421,633
2.000%	04/01/51	820	828,112
2.000%	05/01/51	248	251,378
2.000%	05/01/51	1,623	1,639,956
2.000%	06/01/51	128	129,525
2.000%	06/01/51	775	783,034
2.500%	07/01/32	2,460	2,589,085
2.500%	10/01/35	272	284,738
2.500%	05/01/36	644	673,286
2.500%	06/01/50	132	137,212
2.500%	11/01/50	190	196,363
2.500%	11/01/50	1,279	1,332,905
2.500%	01/01/51	124	128,752
2.500%	01/01/51	145	150,485
2.500%	01/01/51	318	329,440
3.000%	03/01/27	40	42,440
3.000%	05/01/27	18	19,140
3.000%	11/01/27	112	118,865
3.000%	04/01/29	127	134,810
3.000%	05/01/29	1,620	1,714,407
3.000%	02/01/31	136	144,245
3.000%	05/01/31	29	31,177
3.000%	06/01/31	16	17,372
3.000%	05/01/33	12	12,693
3.000%	05/01/33	29	30,472
3.000%	05/01/33	57	60,878
3.000%	03/01/46	718	756,403
3.000%	07/01/46	612	642,438
3.000%	07/01/46	682	715,979
3.000%	11/01/46	415	439,615
3.000%	12/01/46	833	876,339
3.000%	12/01/46	1,233	1,297,598
3.000%	04/01/50	624	651,461
3.000%	05/01/50	164	171,004
3.000%	07/01/50	237	248,961
3.500%	03/01/32	53	56,844
3.500%	04/01/32	110	117,677
3.500%	02/01/34	383	410,832
3.500%	05/01/35	75	80,840
3.500%	03/01/38	51	54,109
3.500%	09/01/38	12	12,331
3.500%	01/01/47	101	107,071
3.500%	02/01/49	331	357,422
4.000%	07/01/29	11	11,670
4.000%	05/01/33	61	65,288
4.000%	06/01/44	296	325,908
4.000%	02/01/45	30	32,899
4.000%	02/01/48	40	43,099
4.000%	06/01/48	67	72,578
4.000%	06/01/48	87	96,268
4.500%	06/01/38	37	40,719
4.500%	07/01/39	72	79,692
4.500%	09/01/39	4	4,360
4.500%	10/01/39	10	11,256
4.500%	01/01/40	30	33,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/01/40	4	$4,679
4.500%	04/01/40	9	10,369
4.500%	02/01/41	31	34,027
4.500%	07/01/41	6	6,572
4.500%	08/01/41	5	5,041
4.500%	10/01/41	137	153,331
4.500%	01/01/42	6	6,776
4.500%	05/01/42	5	5,976
4.500%	01/01/45	7	7,220
4.500%	01/01/46	116	127,407
4.500%	09/01/46	19	21,423
4.500%	05/01/47	21	22,340
4.500%	06/01/47	15	16,202
4.500%	06/01/48	32	34,513
4.500%	07/01/48	12	13,401
4.500%	07/01/48	25	26,729
4.500%	07/01/48	31	32,984
4.500%	10/01/48	15	15,673
4.500%	10/01/48	33	36,164
5.000%	01/01/37	15	17,253
5.000%	02/01/37	14	16,489
5.000%	03/01/38	105	119,885
5.000%	09/01/47	11	11,877
5.000%	03/01/48	9	10,294
5.000%	05/01/48	42	46,703
5.000%	04/01/49	25	27,470
5.500%	06/01/35	62	71,723
5.500%	08/01/38	68	78,734
6.000%	09/01/36	67	79,837
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 7.078%, Floor 1.495%)
1.745%(c)	06/01/43	1	1,449
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.399%, Floor 1.600%)
2.399%(c)	08/01/43	3	2,915
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.448%, Floor 1.650%)
2.447%(c)	05/01/43	15	15,427
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.784% (Cap 8.273%, Floor 1.784%)
2.462%(c)	08/01/41	26	27,006
Federal National Mortgage Assoc.
1.500%	TBA	1,475	1,442,965
1.500%	TBA	3,600	3,528,000
1.500%	TBA	4,000	4,048,203
2.000%	TBA	1,124	1,159,323
2.000%	TBA	3,975	4,005,744
2.000%	TBA	8,187	8,266,312
2.000%	12/01/35	140	144,160
2.000%	12/01/35	167	173,408
2.000%	02/01/36	170	175,658
2.000%	02/01/36	199	206,523
2.000%	02/01/36	264	273,050
2.000%	02/01/36	343	355,061
2.000%	02/01/36	367	378,918
2.000%	02/01/36	404	418,113
2.000%	02/01/36	913	944,293
2.000%	03/01/36	98	101,608

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/36	173	$178,555
2.000%	09/01/50	218	220,889
2.000%	09/01/50	311	313,978
2.000%	12/01/50	72	73,141
2.000%	12/01/50	341	345,223
2.000%	12/01/50	532	537,781
2.000%	01/01/51	367	371,642
2.000%	01/01/51	533	540,861
2.000%	02/01/51	98	98,683
2.000%	02/01/51	122	123,618
2.000%	02/01/51	271	273,513
2.000%	02/01/51	342	345,826
2.000%	02/01/51	858	866,928
2.000%	03/01/51	309	312,381
2.000%	04/01/51	123	124,283
2.000%	04/01/51	126	127,531
2.000%	04/01/51	422	426,522
2.000%	04/01/51	570	577,399
2.000%	05/01/51	101	102,949
2.000%	06/01/51	263	265,851
2.000%	06/01/51	449	454,296
2.000%	06/01/51	727	735,562
2.000%	07/01/51	249	251,581
2.000%	07/01/51	691	698,163
2.500%	TBA	756	788,337
2.500%	TBA	7,732	7,997,183
2.500%	11/01/34	376	392,974
2.500%	10/01/35	398	416,204
2.500%	03/01/36	318	335,939
2.500%	05/01/36	167	174,943
2.500%	06/01/36	297	310,301
2.500%	08/01/50	284	295,335
2.500%	11/01/50	165	171,692
2.500%	02/01/51	97	100,720
2.500%	02/01/51	168	173,530
2.500%	03/01/51	403	417,623
2.500%	03/01/51	665	691,681
2.500%	05/01/51	2,412	2,496,579
2.500%	06/01/51	5,496	5,689,675
2.500%	07/01/51	337	348,885
3.000%	TBA	1,565	1,643,698
3.000%	TBA	10,419	10,860,115
3.000%	01/01/27	56	58,801
3.000%	08/01/27	19	19,861
3.000%	09/01/27	15	15,410
3.000%	09/01/27	126	133,540
3.000%	11/01/27	10	10,709
3.000%	11/01/27	13	13,608
3.000%	11/01/27	14	15,154
3.000%	11/01/27	19	20,546
3.000%	11/01/27	20	21,439
3.000%	11/01/27	26	27,851
3.000%	12/01/27	12	12,317
3.000%	05/01/33	17	18,056
3.000%	05/01/33	28	29,914
3.000%	05/01/33	46	49,270
3.000%	08/01/33	295	312,953
3.000%	03/01/35	186	195,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/01/35	149	$156,416
3.000%	12/01/35	147	156,116
3.000%	11/01/49	55	57,742
3.000%	12/01/49	65	68,234
3.000%	02/01/50	174	181,932
3.000%	03/01/50	74	78,026
3.000%	05/01/50	128	133,141
3.000%	10/01/50	892	961,561
3.000%	01/01/51	222	234,870
3.500%	TBA	820	875,670
3.500%	TBA	7,763	8,171,316
3.500%	11/01/30	6	6,312
3.500%	05/01/32	32	34,068
3.500%	06/01/32	87	93,313
3.500%	08/01/32	28	29,776
3.500%	09/01/32	192	205,101
3.500%	01/01/35	29	30,776
3.500%	06/01/35	38	40,910
3.500%	06/01/35	66	70,921
3.500%	09/01/38	6	6,811
3.500%	08/01/45	305	328,969
3.500%	07/01/47	376	397,889
3.500%	09/01/47	74	78,415
3.500%	02/01/48	302	319,197
3.500%	07/01/48	531	566,018
3.500%	07/01/48	686	731,081
3.500%	11/01/51	1,471	1,598,598
4.000%	TBA	3,615	3,849,410
4.000%	05/01/26	99	105,507
4.000%	02/01/31	96	103,638
4.000%	05/01/33	43	45,669
4.000%	06/01/33	18	18,863
4.000%	07/01/33	8	8,844
4.000%	12/01/33	32	33,612
4.000%	06/01/38	165	176,620
4.000%	09/01/42	7	7,657
4.000%	09/01/42	1,192	1,328,506
4.000%	09/01/43	83	91,521
4.000%	05/01/44	95	106,077
4.000%	10/01/44	206	224,992
4.000%	03/01/45	93	103,864
4.000%	09/01/45	33	36,470
4.000%	06/01/46	474	527,452
4.000%	10/01/46	27	29,282
4.000%	11/01/46	42	46,644
4.000%	11/01/46	71	78,590
4.000%	04/01/47	53	57,069
4.000%	05/01/47	20	21,690
4.000%	05/01/47	430	467,743
4.000%	09/01/47	79	88,202
4.000%	10/01/47	440	488,538
4.000%	12/01/47	285	313,947
4.000%	09/01/48	1,340	1,427,243
4.000%	04/01/50	1,273	1,355,867
4.000%	05/01/50	414	441,278
4.000%	01/01/57	128	141,987
4.000%	02/01/57	144	160,413
4.500%	TBA	75	78,606

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	TBA	700		$753,047
4.500%	01/01/42	34		37,980
4.500%	01/01/42	87		96,370
4.500%	09/01/42	154		171,467
4.500%	06/01/44	36		39,100
4.500%	06/01/44	55		61,055
4.500%	02/01/45	176		195,169
4.500%	08/01/45	214		238,196
4.500%	11/01/45	8		8,431
4.500%	12/01/45	18		19,158
4.500%	12/01/45	19		20,918
4.500%	01/01/46	8		8,594
4.500%	02/01/46	29		32,145
4.500%	02/01/46	442		489,043
4.500%	03/01/46	5		5,749
4.500%	04/01/46	—(r	)	533
4.500%	05/01/46	1		927
4.500%	07/01/46	11		11,610
4.500%	08/01/46	2		2,525
4.500%	08/01/46	4		4,138
4.500%	08/01/46	9		10,040
4.500%	08/01/46	71		77,244
4.500%	09/01/46	2		1,820
4.500%	10/01/46	35		37,744
4.500%	10/01/46	66		72,463
4.500%	01/01/47	4		4,539
4.500%	01/01/47	4		4,876
4.500%	01/01/47	21		23,105
4.500%	01/01/47	24		26,075
4.500%	02/01/47	5		5,050
4.500%	02/01/47	5		5,459
4.500%	03/01/47	7		7,625
4.500%	06/01/47	62		67,430
4.500%	06/01/47	265		289,886
4.500%	01/01/48	122		132,276
4.500%	02/01/48	46		50,905
4.500%	02/01/48	51		55,710
4.500%	02/01/48	53		57,882
4.500%	02/01/48	73		79,606
4.500%	03/01/48	50		55,229
4.500%	04/01/48	327		358,501
4.500%	05/01/48	41		43,823
4.500%	06/01/48	111		122,247
4.500%	07/01/48	16		16,756
4.500%	08/01/48	66		73,130
4.500%	05/01/49	33		36,085
4.500%	07/01/49	38		41,057
5.000%	TBA	75		78,161
5.000%	TBA	250		273,984
5.000%	06/01/39	35		39,753
5.000%	12/01/39	53		61,065
5.000%	01/01/40	1		1,500
5.000%	04/01/40	145		164,553
5.000%	05/01/40	10		10,831
5.000%	06/01/40	1		1,558
5.000%	06/01/40	2		2,013
5.000%	06/01/40	8		8,644
5.000%	07/01/40	2		2,819

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/01/40	6	$6,642
5.000%	08/01/40	19	21,863
5.000%	09/01/40	5	5,916
5.000%	10/01/40	18	20,976
5.000%	02/01/41	95	108,485
5.000%	05/01/41	83	94,160
5.000%	05/01/41	336	381,147
5.000%	05/01/48	58	65,085
5.000%	04/01/49	36	39,318
5.000%	04/01/49	89	98,418
5.500%	04/01/36	42	48,864
5.500%	05/01/36	24	27,742
5.500%	09/01/36	78	90,376
5.500%	08/01/37	56	65,241
5.500%	09/01/41	132	151,941
6.000%	07/01/41	92	109,165
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.922%, Floor 1.530%)
1.780%(c)	05/01/43	36	37,685
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.058%, Floor 1.535%)
1.902%(c)	06/01/43	28	29,619
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.541%, Floor 1.695%)
2.695%(c)	08/01/42	23	24,668
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.871%, Floor 1.750%)
2.563%(c)	08/01/41	24	25,337
Government National Mortgage Assoc.
2.000%	TBA	1,225	1,247,586
2.000%	04/20/51	1,813	1,847,686
2.500%	TBA	3,775	3,906,535
2.500%	12/20/46	247	257,436
2.500%	12/20/50	2,290	2,371,549
2.500%	01/20/51	1,001	1,038,989
2.500%	02/20/51	514	532,056
2.500%	05/20/51	1,694	1,752,402
3.000%	TBA	568	592,639
3.000%	07/15/43	55	58,328
3.000%	01/15/44	26	26,927
3.000%	12/20/45	299	316,811
3.000%	01/20/46	162	172,344
3.000%	02/20/46	14	14,310
3.000%	02/20/46	14	14,667
3.000%	03/20/46	213	225,256
3.000%	05/20/46	197	208,579
3.000%	09/20/46	474	499,670
3.000%	12/15/46	40	41,612
3.000%	02/15/47	100	104,409
3.000%	02/15/47	133	140,180
3.000%	12/20/47	233	246,300
3.000%	01/20/48	322	338,521
3.000%	04/20/49	2,563	2,696,975
3.000%	07/20/50	1,299	1,358,136
3.000%	12/20/50	280	293,303
3.000%	01/20/51	1,111	1,161,884
3.500%	12/20/47	264	290,460
3.500%	05/20/50	19,596	20,581,084

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	TBA	1,450	$1,531,166
4.000%	12/15/40	48	52,724
4.000%	12/15/46	49	54,285
4.000%	05/15/48	45	48,085
4.000%	05/15/48	111	119,466
4.000%	11/20/48	61	64,866
4.000%	11/20/48	1,596	1,683,402
4.500%	TBA	825	879,141
4.500%	01/20/41	74	83,472
4.500%	03/20/41	10	11,387
4.500%	04/20/41	27	30,395
4.500%	09/20/43	10	11,047
4.500%	08/20/46	14	15,765
4.500%	09/20/46	12	13,145
4.500%	10/20/46	10	10,912
4.500%	11/20/46	10	10,571
4.500%	10/20/47	7	7,750
4.500%	04/20/48	382	409,473
4.500%	08/20/48	59	63,079
4.500%	09/20/48	395	424,749
5.000%	TBA	500	538,672
5.000%	10/20/39	139	157,701
5.000%	04/20/48	127	136,881
5.000%	11/20/48	46	49,203
5.500%	07/20/40	297	337,932
5.500%	04/20/48	16	17,649
6.000%	09/20/38	59	66,937
6.000%	10/20/38	77	89,939

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $175,816,199)			176,338,708

U.S. TREASURY OBLIGATIONS — 15.9%
U.S. Treasury Notes
0.250%	08/31/25	20,600	20,188,000
0.625%	05/15/30(a)	33,000	30,849,844
0.625%	08/15/30(a)	40,600	37,834,125
0.875%	11/15/30(a)	46,600	44,320,969
1.125%	02/15/31(a)	33,500	32,531,641
1.500%	02/15/30	31,600	31,916,000
1.625%	08/15/29(a)	25,700	26,286,281
1.625%	05/15/31(a)	29,000	29,453,125
1.750%	11/15/29	21,750	22,453,476
2.375%	05/15/29	23,000	24,822,031
2.625%	02/15/29	26,300	28,839,594
2.875%	08/15/28	26,600	29,580,031
3.125%	11/15/28(a)	26,600	30,091,250

TOTAL U.S. TREASURY OBLIGATIONS (cost $391,956,388)			389,166,367

TOTAL LONG-TERM INVESTMENTS (cost $1,724,058,551)			1,829,192,852

		Shares

SHORT-TERM INVESTMENTS —35.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		571,189,569	571,189,569

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $292,960,163; includes $292,942,302 of cash collateral for securities on loan)(b)(wa)	293,118,913	$292,943,042

TOTAL SHORT-TERM INVESTMENTS (cost $864,149,732)		864,132,611

TOTAL INVESTMENTS—110.0% (cost $2,588,208,283)		2,693,325,463
Liabilities in excess of other assets(z) — (10.0)%		(245,814,144)

NET ASSETS — 100.0%		$2,447,511,319

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $718,406 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,677,207; cash collateral of $292,942,302 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Government National Mortgage Assoc. (proceeds receivable $12,961,125)	3.500%	TBA	07/21/21	12,300	$(12,911,877)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
640	5 Year U.S. Treasury Notes	Sep. 2021	$78,995,002	$ (237,175)
1,217	10 Year U.S. Treasury Notes	Sep. 2021	161,252,500	962,228
190	20 Year U.S. Treasury Bonds	Sep. 2021	30,542,500	654,642
76	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	14,644,250	524,223
87	FTSE 100 Index	Sep. 2021	8,400,829	(85,465)
303	FTSE/MIB Index	Sep. 2021	44,917,467	(1,028,582)
423	IBEX 35 Index	Jul. 2021	44,079,674	(1,959,612)
1,231	Mini MSCI EAFE Index	Sep. 2021	141,817,355	(3,541,071)
34	Mini MSCI Emerging Markets Index	Sep. 2021	2,320,160	5,015
1,663	S&P 500 E-Mini Index	Sep. 2021	356,597,090	4,920,409
87	S&P/TSX 60 Index	Sep. 2021	16,882,043	201,405
49	TOPIX Index	Sep. 2021	8,569,873	(68,435)

				347,582
Short Positions:
46	2 Year U.S. Treasury Notes	Sep. 2021	10,134,734	17,822
88	10 Year U.S. Ultra Treasury Notes	Sep. 2021	12,953,875	(221,459)
232	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	44,703,500	(262,601)
454	Mini MSCI Emerging Markets Index	Sep. 2021	30,980,960	135,339
192	S&P 500 E-Mini Index	Sep. 2021	41,170,560	(568,081)

				(898,980)

				$ (551,398)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/15/21	Goldman Sachs International	AUD	31,535	$ 24,445,449	$ 23,657,145	$—	$ (788,304)
Canadian Dollar,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	30,430	25,195,925	24,547,399	—	(648,526)
Euro,
Expiring 07/15/21	HSBC Bank PLC	EUR	2	2,377	2,373	—	(4)
Expiring 09/15/21	Citibank, N.A.	EUR	87,220	106,254,928	103,584,967	—	(2,669,961)
Expiring 09/15/21	Citibank, N.A.	EUR	1,139	1,384,038	1,352,710	—	(31,328)
Japanese Yen,
Expiring 09/15/21	Goldman Sachs International	JPY	2,656,951	24,305,432	23,931,674	—	(373,758)

				$181,588,149	$177,076,268	—	(4,511,881)

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/15/21	Barclays Bank PLC	AUD	31,535	$ 23,738,567	$ 23,657,399	$ 81,168	$ —
Canadian Dollar,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	30,430	24,577,942	24,547,449	30,493	—
Euro,
Expiring 07/06/21	Morgan Stanley & Co. International PLC	EUR	1	1,574	1,527	47	—
Expiring 07/06/21	UBS AG	EUR	163	199,215	193,303	5,912	—
Expiring 07/15/21	HSBC Bank PLC	EUR	1,939	2,317,326	2,299,893	17,433	—
Expiring 07/15/21	HSBC Bank PLC	EUR	627	754,059	743,700	10,359	—
Expiring 07/15/21	Standard Chartered Bank	EUR	513	625,251	608,481	16,770	—
Expiring 09/15/21	Citibank, N.A.	EUR	20,698	24,694,279	24,581,563	112,716	—
Expiring 09/15/21	UBS AG	EUR	36,147	44,038,129	42,929,842	1,108,287	—
Japanese Yen,
Expiring 09/15/21	Goldman Sachs International	JPY	2,656,951	24,129,072	23,931,677	197,395	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	562,851	5,148,875	5,069,710	79,165	—

				$150,224,289	$148,564,544	1,659,745	—

						$1,659,745	$(4,511,881)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$45,304,040	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Argentina	$706,202	$—	$—
Australia	—	11,227,439	—
Austria	—	341,218	—
Belgium	—	82,831	—
Brazil	6,374,584	—	—
Canada	18,077,210	—	—
Chile	938,488	—	—
China	19,724,570	42,564,494	37,873
Colombia	49,709	—	—
Czech Republic	—	170,276	—
Denmark	—	5,748,163	—
Finland	—	3,766,446	—

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
France	$—	$15,069,887	$—
Germany	—	11,797,657	—
Greece	5,485	107,552	—
Hong Kong	—	6,797,300	—
Hungary	—	755,714	—
India	504,119	17,627,768	—
Indonesia	—	943,560	—
Ireland	—	1,208,544	—
Israel	118,493	1,074,533	—
Italy	—	746,757	—
Japan	—	30,453,894	—
Kuwait	—	541,142	—
Luxembourg	—	86,751	—
Malaysia	—	4,801,589	—
Mexico	5,065,579	—	—
Netherlands	—	9,087,444	—
New Zealand	—	222,805	—
Norway	—	750,276	—
Peru	67,793	—	—
Philippines	—	542,378	—
Poland	—	787,472	—
Qatar	—	427,153	—
Romania	—	66,526	—
Russia	220,551	3,293,591	—
Saudi Arabia	—	2,624,299	—
Singapore	—	730,017	—
South Africa	—	7,634,538	—
South Korea	513,408	24,457,404	—
Spain	—	4,300,492	—
Sweden	—	6,594,782	—
Switzerland	—	10,441,506	—
Taiwan	37,341	26,398,688	—
Tanzania	46,766	333,006	—
Thailand	—	1,222,497	—
Turkey	—	1,288,074	—
United Arab Emirates	—	499,572	—
United Kingdom	380,033	17,968,124	—
United States	482,482,719	1,972,665	13,690
Zambia	112,657	—	—
Exchange-Traded Fund
United States	38,595,816	—	—
Preferred Stocks
Brazil	3,169,835	—	—
Chile	155,382	—	—
Colombia	8,068	—	—
Germany	—	524,406	—
Russia	—	39,279	—
South Korea	—	24,914	—
United States	—	293,609	—
Rights
Brazil	—	—	—
South Korea	—	427	—
Taiwan	—	908	—
Asset-Backed Securities
United States	—	67,143,251	—
Commercial Mortgage-Backed Securities
United States	—	32,349,664	—

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Convertible Bond
United States	$—	$—	$301,471
Corporate Bonds
Australia	—	39,272	—
Brazil	—	1,924,698	—
Canada	—	7,307,464	—
China	—	1,922,544	—
Germany	—	1,894,980	—
Ireland	—	311,056	—
Japan	—	5,257,965	—
Netherlands	—	631,890	—
Norway	—	813,149	—
Peru	—	442,866	—
Portugal	—	116,204	—
Spain	—	1,824,206	—
Switzerland	—	428,027	—
United Kingdom	—	5,271,163	—
United States	—	207,007,388	365,372
Municipal Bonds
California	—	1,886,135	—
District of Columbia	—	35,591	—
Florida	—	34,517	—
Illinois	—	217,212	—
Maryland	—	56,791	—
Massachusetts	—	31,578	—
New Jersey	—	164,422	—
New York	—	626,301	—
North Carolina	—	101,180	—
Ohio	—	164,435	—
Oregon	—	279,904	—
Texas	—	563,751	—
Residential Mortgage-Backed Securities
United States	—	65,077,031	—
Sovereign Bonds
Indonesia	—	487,610	—
Israel	—	524,216	—
Mexico	—	882,870	—
Panama	—	270,694	—
Peru	—	481,709	—
Uruguay	—	602,462	—
U.S. Government Agency Obligations	—	176,338,708	—
U.S. Treasury Obligations	—	389,166,367	—
Short-Term Investments
Affiliated Mutual Funds	864,132,611	—	—

Total	$1,441,487,419	$1,251,119,638	$718,406

Other Financial Instruments*
Assets
Futures Contracts	$7,421,083	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,659,745	—

Total	$7,421,083	$1,659,745	$—

Liabilities
Forward Commitment Contract	$—	$(12,911,877)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Futures Contracts	$(7,972,481)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(4,511,881)	—

Total	$(7,972,481)	$(17,423,758)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (12.0% represents investments purchased with collateral from securities on loan)	35.3%
U.S. Treasury Obligations	15.9
Equity Real Estate Investment Trusts (REITs)	8.4
U.S. Government Agency Obligations	7.2
Banks	5.7
Residential Mortgage-Backed Securities	2.7
Automobiles	2.6
Software	2.2
Exchange-Traded Fund	1.6
Semiconductors & Semiconductor Equipment	1.6
Technology Hardware, Storage & Peripherals	1.6
Interactive Media & Services	1.5
IT Services	1.4
Internet & Direct Marketing Retail	1.4
Commercial Mortgage-Backed Securities	1.3
Insurance	1.2
Oil, Gas & Consumable Fuels	1.2
Pharmaceuticals	0.9
Machinery	0.8
Chemicals	0.7
Commercial Services	0.7
Real Estate Investment Trusts (REITs)	0.6
Consumer Loans	0.5
Textiles, Apparel & Luxury Goods	0.5
Computers	0.5
Agriculture	0.5
Metals & Mining	0.4
Health Care Equipment & Supplies	0.4
Hotels, Restaurants & Leisure	0.4
Real Estate Management & Development	0.4
Telecommunications	0.4
Food Products	0.4
Diversified Telecommunication Services	0.4
Professional Services	0.4
Diversified Financial Services	0.3
Capital Markets	0.3
Biotechnology	0.3
Beverages	0.3
Electronic Equipment, Instruments & Components	0.3
Food & Staples Retailing	0.3
Healthcare-Services	0.3
Building Products	0.3
Air Freight & Logistics	0.3
Life Sciences Tools & Services	0.3

Multi-Utilities	0.3%
Electric	0.2
Entertainment	0.2
Media	0.2
Health Care Providers & Services	0.2
Industrial Conglomerates	0.2
Investment Companies	0.2
Specialty Retail	0.2
Tobacco	0.2
Aerospace & Defense	0.2
Consumer Finance	0.2
Municipal Bonds	0.2
Wireless Telecommunication Services	0.2
Household Products	0.2
Iron/Steel	0.2
Electric Utilities	0.1
Auto Components	0.1
Pipelines	0.1
Personal Products	0.1
Auto Manufacturers	0.1
Internet	0.1
Retail	0.1
Multiline Retail	0.1
Electrical Equipment	0.1
Road & Rail	0.1
Sovereign Bonds	0.1
Marine	0.1
Thrifts & Mortgage Finance	0.1
Semiconductors	0.1
Apparel	0.1
Distributors	0.1
Construction Materials	0.1
Communications Equipment	0.1
Energy Equipment & Services	0.1
Healthcare-Products	0.1
Cosmetics/Personal Care	0.1
Home Builders	0.1
Oil & Gas	0.0	*
Commercial Services & Supplies	0.0	*
Building Materials	0.0	*
Electronics	0.0	*
Diversified Consumer Services	0.0	*
Gas Utilities	0.0	*
Airlines	0.0	*
Trading Companies & Distributors	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Foods	0.0	*%
Household Durables	0.0	*
Oil & Gas Services	0.0	*
Construction & Engineering	0.0	*
Transportation	0.0	*
Containers & Packaging	0.0	*
Water	0.0	*
Machinery-Construction & Mining	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Gas	0.0	*
Health Care Technology	0.0	*
Transportation Infrastructure	0.0	*
Advertising	0.0	*
Mining	0.0	*
Auto Parts & Equipment	0.0	*

Miscellaneous Manufacturing	0.0	*%
Leisure Products	0.0	*
Lodging	0.0	*
Student Loan	0.0	*
Water Utilities	0.0	*
Paper & Forest Products	0.0	*
Machinery-Diversified	0.0	*
Household Products/Wares	0.0	*
Environmental Control	0.0	*

	110.0
Liabilities in excess of other assets	(10.0)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$5,262,168	*	Due from/to broker-variation margin futures	$7,251,246	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,659,745		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,511,881
Interest rate contracts	Due from/to broker-variation margin futures	2,158,915	*	Due from/to broker-variation margin futures	721,235	*

		$9,080,828			$12,484,362

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$24,877,577
Credit contracts	—	—	102,194
Equity contracts	81,577,530	—	22,987,384
Foreign exchange contracts	—	997,719	—
Interest rate contracts	(9,546,808)	—	(716,660)

Total	$72,030,722	$997,719	$47,250,495

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$(13,949,166)
Credit contracts	—	—	(168,723)
Equity contracts	(12,923,828)	—	(9,866,443)
Foreign exchange contracts	—	(3,889,988)	—
Interest rate contracts	1,131,615	—	—

Total	$(11,792,213)	$(3,889,988)	$(23,984,332)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures	Futures
Contracts—	Contracts—	Forward Foreign
Long	Short	Currency Exchange
Positions(1)	Positions(1)	Contracts— Purchased(2)

$938,905,318	$265,981,855	$177,050,842

Forward Foreign Currency Exchange Contracts—Sold(2)	Credit Default Swap Agreements— Buy Protection(1)

$81,868,727	$13,347,758

Credit Default	Total Return
Swap Agreements—	Swap	Inflation Swap
Sell Protection(1)	Agreements(1)	Agreements(1)
$6,010,661	$111,627,296	$11,203,333

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$287,677,207	$(287,677,207)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Barclays Bank PLC	$81,168	$—	$81,168	$—	$81,168
Citibank, N.A.	112,716	(2,701,289)	(2,588,573)	—	(2,588,573)
Goldman Sachs International	197,395	(1,162,062)	(964,667)	—	(964,667)
HSBC Bank PLC	27,792	(4)	27,788	—	27,788

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Morgan Stanley & Co. International PLC	$109,705	$(648,526)	$(538,821)	$—	$(538,821)
Standard Chartered Bank	16,770	—	16,770	—	16,770
UBS AG	1,114,199	—	1,114,199	—	1,114,199

	$1,659,745	$(4,511,881)	$(2,852,136)	$—	$(2,852,136)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $287,677,207:
Unaffiliated investments (cost $1,724,058,551)	$1,829,192,852
Affiliated investments (cost $864,149,732)	864,132,611
Foreign currency, at value (cost $71,943,158)	70,629,455
Cash	5,300
Deposit with broker for centrally cleared/exchange-traded derivatives	45,304,040
Receivable for investments sold	24,234,582
Dividends and interest receivable	4,875,866
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,659,745
Tax reclaim receivable	1,094,923
Receivable from affiliate	11,090
Prepaid expenses and other assets	69,097

Total Assets	2,841,209,561

LIABILITIES
Payable to broker for collateral for securities on loan	292,942,302
Payable for investments purchased	79,233,768
Forward commitment contracts, at value (proceeds receivable $12,961,125)	12,911,877
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,511,881
Due to broker-variation margin futures	1,188,146
Management fee payable	842,587
Payable for Portfolio shares purchased	630,611
Accrued expenses and other liabilities	570,516
Payable to affiliate	421,048
Foreign capital gains tax liability accrued	344,317
Distribution fee payable	100,756
Affiliated transfer agent fee payable	433

Total Liabilities	393,698,242

NET ASSETS	$2,447,511,319

Net assets were comprised of:
Partners’ Equity	$2,447,511,319

Net asset value and redemption price per share, $2,447,511,319 / 139,269,295 outstanding shares of beneficial interest	$17.57

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $162 foreign withholding tax)	$8,013,521
Unaffiliated dividend income (net of $371,971 foreign withholding tax, of which $36,491 is reimbursable by an affiliate)	7,932,350
Affiliated dividend income	546,910
Income from securities lending, net (including affiliated income of $57,979)	83,956

Total income	16,576,737

EXPENSES
Management fee	9,249,330
Distribution fee	2,990,589
Custodian and accounting fees	343,983
Audit fee	40,300
Trustees’ fees	18,784
Legal fees and expenses	12,957
Shareholders’ reports	8,799
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,598
Miscellaneous	52,521

Total expenses	12,720,861
Less: Fee waiver and/or expense reimbursement	(468,657)

Net expenses	12,252,204

NET INVESTMENT INCOME (LOSS)	4,324,533

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(16,731)) (net of foreign capital gains taxes $(180,206))	89,795,685
Futures transactions	72,030,722
Forward currency contract transactions	997,719
Swap agreements transactions	47,250,495
Foreign currency transactions	845,417

210,920,038

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,322)) (net of change in foreign capital gains taxes $(78,638))	(1,181,518)
Futures	(11,792,213)
Forward currency contracts	(3,889,988)
Swap agreements	(23,984,332)
Foreign currencies	(1,592,985)

(42,441,036)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	168,479,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$172,803,535

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,324,533	$21,585,393
Net realized gain (loss) on investment and foreign currency transactions	210,920,038	(1,606,423)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(42,441,036)	43,165,539

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	172,803,535	63,144,509

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,291,410 and 64,394,097 shares, respectively]	21,802,511	853,422,589
Portfolio shares purchased [7,371,245 and 77,192,924 shares, respectively]	(124,907,214)	(1,009,643,488)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(103,104,703)	(156,220,899)

TOTAL INCREASE (DECREASE)	69,698,832	(93,076,390)
NET ASSETS:
Beginning of period	2,377,812,487	2,470,888,877

End of period	$2,447,511,319	$2,377,812,487

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.6%
COMMON STOCKS — 60.4%
Aerospace & Defense — 0.7%
Airbus SE (France)*	99,700	$12,856,571
BAE Systems PLC (United Kingdom)	49,800	360,821
CAE, Inc. (Canada)*	96,200	2,962,985
Elbit Systems Ltd. (Israel)	3,634	470,401
HEICO Corp.	5,632	785,213
Kratos Defense & Security Solutions, Inc.*	43,200	1,230,768
Lockheed Martin Corp.	18,587	7,032,392
Mercury Systems, Inc.*	20,100	1,332,228
Northrop Grumman Corp.	2,523	916,934
Safran SA (France)	43,300	6,004,482
Triumph Group, Inc.*	77,200	1,601,900

		35,554,695

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	9,034	846,215
Deutsche Post AG (Germany)	147,490	10,044,870
Expeditors International of Washington, Inc.	9,308	1,178,393
FedEx Corp.	7,279	2,171,544
SG Holdings Co. Ltd. (Japan)	74,921	1,965,218

		16,206,240

Airlines — 0.1%
Azul SA (Brazil), ADR*(a)	4,100	108,240
Ryanair Holdings PLC (Ireland)*	6,600	124,772
Ryanair Holdings PLC (Ireland), ADR*	34,900	3,776,529
SkyWest, Inc.*	18,900	814,023
Spirit Airlines, Inc.*	16,900	514,436

		5,338,000

Auto Components — 0.3%
Autoliv, Inc. (Sweden)(a)	21,100	2,062,736
BorgWarner, Inc.	63,023	3,059,136
Denso Corp. (Japan)	107,299	7,312,448

		12,434,320

Automobiles — 1.0%
Daimler AG (Germany)	56,722	5,072,280
Ferrari NV (Italy)	4,061	836,958
Ford Motor Co.*	200,858	2,984,750
General Motors Co.*	44,527	2,634,663
Hyundai Motor Co. (South Korea)	1,359	289,698
Isuzu Motors Ltd. (Japan)	270,667	3,567,649
Kia Corp. (South Korea)	4,617	367,771
Li Auto, Inc. (China), ADR*(a)	14,800	517,112
Suzuki Motor Corp. (Japan)	96,400	4,076,416
Tesla, Inc.*	6,598	4,484,661
Toyota Motor Corp. (Japan)	231,101	20,189,826
XPeng, Inc. (China), ADR*(a)	24,400	1,083,848

		46,105,632

Banks — 3.9%
Absa Group Ltd. (South Africa)*	42,365	402,259
Al Rajhi Bank (Saudi Arabia)	16,717	494,886
Axis Bank Ltd. (India)*	100,438	1,013,928
Banco Santander SA (Spain)*	2,874,407	11,003,961

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Bancorp, Inc. (The)*	42,600	$980,226
Bank Central Asia Tbk PT (Indonesia)	241,800	503,432
Bank Mandiri Persero Tbk PT (Indonesia)	846,000	344,814
Bank of America Corp.	31,142	1,283,985
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	41,700	1,478,265
Bank OZK	51,900	2,188,104
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	7,245,800	1,975,272
BankUnited, Inc.	50,900	2,172,921
BNP Paribas SA (France)	270,950	16,980,349
BOC Hong Kong Holdings Ltd. (China)	1,259,585	4,277,243
Byline Bancorp, Inc.	25,600	579,328
Camden National Corp.	17,450	833,412
Capitec Bank Holdings Ltd. (South Africa)	1,834	216,494
China Construction Bank Corp. (China) (Class H Stock)	1,154,000	906,748
China Merchants Bank Co. Ltd. (China) (Class H Stock)	60,900	519,977
Citigroup, Inc.	179,755	12,717,666
Comerica, Inc.	7,287	519,855
Commonwealth Bank of Australia (Australia)	88,917	6,682,584
DBS Group Holdings Ltd. (Singapore)	18,132	404,920
E.Sun Financial Holding Co. Ltd. (Taiwan)	155,696	146,918
Erste Group Bank AG (Austria)	153,115	5,638,027
First Foundation, Inc.	88,900	2,001,139
First Horizon Corp.	118,266	2,043,637
First Northwest Bancorp	32,822	576,026
FNB Corp.	143,976	1,775,224
Great Western Bancorp, Inc.	10,100	331,179
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	81,700	526,087
Hana Financial Group, Inc. (South Korea)	7,820	320,876
Hang Seng Bank Ltd. (Hong Kong)	45,744	912,464
Hanmi Financial Corp.	48,840	930,890
HDFC Bank Ltd. (India)	25,575	516,032
Huntington Bancshares, Inc.	24,900	355,323
ICICI Bank Ltd. (India)*	96,275	820,380
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	569,000	333,755
Intesa Sanpaolo SpA (Italy)	1,098,039	3,033,855
JPMorgan Chase & Co.	3,289	511,571
KB Financial Group, Inc. (South Korea)	10,872	539,745
KBC Group NV (Belgium)	127,712	9,728,640
KeyCorp	16,900	348,985
Kotak Mahindra Bank Ltd. (India)*	97,199	2,236,652
Lloyds Banking Group PLC (United Kingdom)	14,990,353	9,718,974
Mediobanca Banca di Credito
Finanziario SpA (Italy)*	721,033	8,425,819
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,971,455	10,642,005
Old Second Bancorp, Inc.	55,889	693,024
Orrstown Financial Services, Inc.	18,932	436,761

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
OTP Bank Nyrt (Hungary)*	5,684	$306,191
PacWest Bancorp	31,300	1,288,308
People’s United Financial, Inc.	23,947	410,452
Professional Holding Corp. (Class A Stock)*	43,600	785,672
Resona Holdings, Inc. (Japan)	577,527	2,225,991
Sberbank of Russia PJSC (Russia)	161,736	676,305
Shinhan Financial Group Co. Ltd. (South Korea)	9,679	349,498
Shinsei Bank Ltd. (Japan)	220,011	2,896,067
Siam Commercial Bank PCL (The) (Thailand)	106,200	325,728
Societe Generale SA (France)	111,826	3,307,953
Standard Chartered PLC (United Kingdom)	1,258,399	8,049,371
Sterling Bancorp	98,100	2,431,899
Sumitomo Mitsui Financial Group, Inc. (Japan)	298,958	10,283,851
Synovus Financial Corp.	21,694	951,933
TCS Group Holding PLC (Russia), GDR	6,984	612,304
Truist Financial Corp.	16,836	934,398
Unicaja Banco SA (Spain), 144A	1,230,379	1,266,853
United Community Banks, Inc.	38,600	1,235,586
United Overseas Bank Ltd. (Singapore)	349,910	6,745,182
Univest Financial Corp.	59,540	1,570,070
Wells Fargo & Co.	80,486	3,645,211
Western Alliance Bancorp	18,280	1,697,298

		184,020,738

Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	102,200	7,386,822
Boston Beer Co., Inc. (The) (Class A Stock)*	1,816	1,853,773
Coca-Cola Co. (The)	67,738	3,665,303
Diageo PLC (United Kingdom)	39,757	1,913,410
Fomento Economico Mexicano SAB de CV (Mexico), ADR	2,500	211,275
Keurig Dr. Pepper, Inc.	34,063	1,200,380
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,300	413,691
Monster Beverage Corp.*	92,440	8,444,394
PepsiCo, Inc.	2,073	307,157
Thai Beverage PCL (Thailand)	859,700	432,469

		25,828,674

Biotechnology — 1.5%
89bio, Inc.*	33,000	617,100
AbbVie, Inc.	27,413	3,087,800
Acceleron Pharma, Inc.*	5,800	727,842
Alexion Pharmaceuticals, Inc.*	33,542	6,162,001
Amgen, Inc.	20,125	4,905,469
Argenx SE (Netherlands), ADR*	3,100	933,317
Ascendis Pharma A/S (Denmark), ADR*	5,200	684,060
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	80,100	1,038,096
Avid Bioservices, Inc.*(a)	55,600	1,426,140

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Blueprint Medicines Corp.*	47,619	$4,188,567
CSL Ltd. (Australia)	44,211	9,476,283
FibroGen, Inc.*(a)	40,300	1,073,189
Horizon Therapeutics PLC*	28,653	2,683,067
Immunic, Inc.*(a)	30,000	367,800
ImmunoGen, Inc.*	137,800	908,102
Iovance Biotherapeutics, Inc.*	27,800	723,356
KalVista Pharmaceuticals, Inc.*(a)	39,000	934,440
Krystal Biotech, Inc.*	8,500	578,000
Kura Oncology, Inc.*	33,300	694,305
MacroGenics, Inc.*	39,100	1,050,226
Natera, Inc.*	13,100	1,487,243
Prelude Therapeutics, Inc.*(a)	25,000	715,750
PTC Therapeutics, Inc.*	62,013	2,621,290
Regeneron Pharmaceuticals, Inc.*	8,756	4,890,576
Relay Therapeutics, Inc.*(a)	27,800	1,017,202
REVOLUTION Medicines, Inc.*	27,200	863,328
Stoke Therapeutics, Inc.*(a)	18,900	636,174
Translate Bio, Inc.*(a)	33,500	922,590
Turning Point Therapeutics, Inc.*	22,896	1,786,346
United Therapeutics Corp.*	29,481	5,289,186
Vertex Pharmaceuticals, Inc.*	42,968	8,663,638
Zai Lab Ltd. (China)*	5,400	952,256

		72,104,739

Building Products — 0.6%
Assa Abloy AB (Sweden) (Class B Stock)	341,600	10,312,117
Builders FirstSource, Inc.*	49,566	2,114,486
Johnson Controls International PLC	34,587	2,373,706
Masco Corp.	29,967	1,765,356
Nibe Industrier AB (Sweden) (Class B Stock)	308,025	3,243,514
Owens Corning	26,255	2,570,364
Trane Technologies PLC	22,965	4,228,775
Trex Co., Inc.*	17,691	1,808,197

		28,416,515

Capital Markets — 2.3%
Brightsphere Investment Group, Inc.	55,500	1,300,365
Cboe Global Markets, Inc.	9,309	1,108,237
Charles Schwab Corp. (The)	30,662	2,232,500
Cowen, Inc. (Class A Stock)(a)	39,400	1,617,370
Deutsche Boerse AG (Germany)	23,800	4,159,278
Goldman Sachs Group, Inc. (The)	13,912	5,280,021
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	135,300	8,070,131
Intercontinental Exchange, Inc.	34,104	4,048,145
Lazard Ltd. (Class A Stock)	41,197	1,864,164
London Stock Exchange Group PLC (United Kingdom)	57,400	6,332,791
Macquarie Group Ltd. (Australia)	50,301	5,907,642
Moody’s Corp.	25,681	9,306,024
Morgan Stanley	116,303	10,663,822
MSCI, Inc.	24,592	13,109,503
Natixis SA (France)	65	309
Patria Investments Ltd. (Cayman Islands) (Class A Stock)(a)	42,200	743,564
Raymond James Financial, Inc.	30,099	3,909,860

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
S&P Global, Inc.	20,889	$8,573,890
Singapore Exchange Ltd. (Singapore)	224,406	1,866,709
Standard Life Aberdeen PLC (United Kingdom)	70	263
State Street Corp.	7,203	592,663
UBS Group AG (Switzerland) (XSWX)	178,408	2,732,060
UBS Group AG (Switzerland) (NYSE)(a)	591,600	9,075,144
Virtu Financial, Inc. (Class A Stock)	173,143	4,783,941

		107,278,396

Chemicals — 1.3%
Air Liquide SA (France)	42,000	7,368,900
Albemarle Corp.	15,221	2,564,130
Ashland Global Holdings, Inc.	14,510	1,269,625
Axalta Coating Systems Ltd.*	77,422	2,360,597
BASF SE (Germany)	4,315	340,809
Element Solutions, Inc.	59,100	1,381,758
Hansol Chemical Co. Ltd. (South Korea)	2,295	501,523
LG Chem Ltd. (South Korea)	511	387,080
Linde PLC (United Kingdom)	64,400	18,662,152
Livent Corp.*(a)	20,800	402,688
Mosaic Co. (The)	71,487	2,281,150
Olin Corp.	74,516	3,447,110
Quaker Chemical Corp.(a)	3,100	735,289
RPM International, Inc.	14,113	1,251,541
Scotts Miracle-Gro Co. (The)	6,791	1,303,329
Sherwin-Williams Co. (The)	15,600	4,250,220
Shin-Etsu Chemical Co. Ltd. (Japan)	55,254	9,239,403
Sika AG (Switzerland)	9,838	3,229,226
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	3,555	168,258
Soulbrain Co. Ltd. (South Korea)	208	61,157
Tronox Holdings PLC (Class A Stock)	54,500	1,220,800
Westlake Chemical Corp.	9,502	856,035

		63,282,780

Commercial Services & Supplies — 0.3%
Brink’s Co. (The)(a)	31,600	2,428,144
Casella Waste Systems, Inc. (Class A Stock)*	11,300	716,759
Knoll, Inc.	37,700	979,823
Montrose Environmental Group, Inc.*	11,500	617,090
Republic Services, Inc.	13,735	1,510,987
Tetra Tech, Inc.	8,200	1,000,728
Waste Connections, Inc.	32,331	3,861,291
Waste Management, Inc.	9,179	1,286,070

		12,400,892

Communications Equipment — 0.3%
Cisco Systems, Inc.	166,896	8,845,488
Juniper Networks, Inc.	29,904	817,874
Motorola Solutions, Inc.	2,790	605,012
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	328,479	4,132,289

		14,400,663

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering — 0.4%
Dycom Industries, Inc.*	25,200	$1,878,156
Larsen & Toubro Ltd. (India)	22,981	465,754
Quanta Services, Inc.	27,231	2,466,312
SHO-BOND Holdings Co. Ltd. (Japan)	71,100	2,965,679
Taisei Corp. (Japan)	68,212	2,242,966
Valmont Industries, Inc.	8,968	2,116,896
Vinci SA (France)	61,418	6,569,936

		18,705,699

Construction Materials — 0.4%
CRH PLC (Ireland)	171,067	8,661,198
CRH PLC (Ireland), ADR(a)	100,500	5,109,420
Eagle Materials, Inc.	11,000	1,563,210
HeidelbergCement AG (Germany)	68,300	5,865,415

		21,199,243

Consumer Finance — 0.4%
Ally Financial, Inc.	45,039	2,244,744
Capital One Financial Corp.	49,345	7,633,178
Discover Financial Services	7,915	936,265
FirstCash, Inc.	27,700	2,117,388
OneMain Holdings, Inc.	56,961	3,412,533
Shriram Transport Finance Co. Ltd. (India)	29,543	536,102
Synchrony Financial	89,935	4,363,646

		21,243,856

Containers & Packaging — 0.1%
Crown Holdings, Inc.	21,901	2,238,501
International Paper Co.	6,258	383,678
O-I Glass, Inc.*	52,300	854,059
Silgan Holdings, Inc.	33,594	1,394,151

		4,870,389

Diversified Consumer Services — 0.1%
Laureate Education, Inc. (Class A Stock)*	92,600	1,343,626
New Oriental Education & Technology Group, Inc. (China), ADR*	52,800	432,432
Terminix Global Holdings, Inc.*	25,500	1,216,605
YDUQS Participacoes SA (Brazil)	37,700	248,387

		3,241,050

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	4,158	1,155,591
Investor AB (Sweden) (Class B Stock)	426,382	9,836,607
M&G PLC (United Kingdom)	119,239	378,557
ORIX Corp. (Japan)	512,601	8,657,405
Perella Weinberg Partners*	44,700	574,842
Starboard Value Acquisition Corp. (Class A Stock)*	28,800	288,000
Voya Financial, Inc.(a)	43,994	2,705,631

		23,596,633

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	110,254	3,173,110
Cellnex Telecom SA (Spain), 144A	130,019	8,305,988

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Cogent Communications Holdings, Inc.	5,530	$425,202
Deutsche Telekom AG (Germany)	129,668	2,742,788
Elisa OYJ (Finland)	15,203	907,917
HKT Trust & HKT Ltd. (Hong Kong)	568,756	775,048
Liberty Global PLC (United Kingdom) (Class C Stock)*	140,202	3,791,062
Lumen Technologies, Inc.	30,183	410,187
Verizon Communications, Inc.	69,489	3,893,469

		24,424,771

Electric Utilities — 1.1%
ALLETE, Inc.	12,400	867,752
American Electric Power Co., Inc.	14,385	1,216,827
Duke Energy Corp.	3,644	359,736
Edison International	52,180	3,017,047
Enel SpA (Italy)	1,737,013	16,185,801
Entergy Corp.	11,190	1,115,643
Evergy, Inc.	93,388	5,643,437
Exelon Corp.	101,732	4,507,745
FirstEnergy Corp.	9,894	368,156
Iberdrola SA (Spain)	252,629	3,080,008
NextEra Energy, Inc.	66,892	4,901,846
NRG Energy, Inc.	87,934	3,543,740
OGE Energy Corp.	6,337	213,240
Orsted A/S (Denmark), 144A	40,866	5,780,483
PPL Corp.	34,913	976,517
Southern Co. (The)	5,345	323,426

		52,101,404

Electrical Equipment — 0.7%
AMETEK, Inc.	25,818	3,446,703
Atkore, Inc.*	17,200	1,221,200
Generac Holdings, Inc.*	7,545	3,132,307
GrafTech International Ltd.	18,803	218,491
Legrand SA (France)	59,400	6,295,049
Nidec Corp. (Japan)	17,008	1,962,727
nVent Electric PLC	65,245	2,038,254
Regal Beloit Corp.	15,488	2,067,803
Rockwell Automation, Inc.	3,013	861,778
Shoals Technologies Group, Inc. (Class A Stock)*(a)	30,600	1,086,300
Siemens Energy AG (Germany)*	50	1,514
Siemens Gamesa Renewable Energy SA (Spain)	57,217	1,913,206
Vestas Wind Systems A/S (Denmark)	192,921	7,544,275

		31,789,607

Electronic Equipment, Instruments & Components — 1.0%
Advanced Energy Industries, Inc.	15,400	1,735,734
Avnet, Inc.	84,755	3,396,980
Azbil Corp. (Japan)	138,900	5,759,371
Flex Ltd.*	59,800	1,068,626
Hon Hai Precision Industry Co. Ltd. (Taiwan)	167,000	673,638
Ibiden Co. Ltd. (Japan)	41,500	2,236,783
II-VI, Inc.*(a)	27,100	1,967,189
Jabil, Inc.	40,969	2,381,118
Keyence Corp. (Japan)	33,167	16,739,726

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Keysight Technologies, Inc.*	4,727	$729,896
LG Innotek Co. Ltd. (South Korea)	917	182,218
Samsung SDI Co. Ltd. (South Korea)	374	232,866
Spectris PLC (United Kingdom)	79,500	3,572,203
SYNNEX Corp.	31,019	3,776,873
TTM Technologies, Inc.*(a)	85,000	1,215,500
Unimicron Technology Corp. (Taiwan)	78,000	363,713

		46,032,434

Energy Equipment & Services — 0.1%
Aspen Aerogels, Inc.*	26,100	780,912
Cactus, Inc. (Class A Stock)	34,200	1,255,824
Helix Energy Solutions Group, Inc.*(a)	189,160	1,080,104
National Energy Services Reunited Corp.*	72,600	1,034,550
Natural Gas Services Group, Inc.*	51,955	534,097
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	77,400	535,286

		5,220,773

Entertainment — 0.7%
Activision Blizzard, Inc.	91,652	8,747,267
Bilibili, Inc. (China), ADR*(a)	5,900	718,856
Bilibili, Inc. (China) (Class Z Stock)*	3,840	470,312
Cineworld Group PLC (United Kingdom)*	13,664	4,934
Electronic Arts, Inc.	25,015	3,597,907
IMAX Corp.*	42,400	911,600
International Games System Co. Ltd. (Taiwan)	7,000	211,892
Live Nation Entertainment, Inc.*	15,615	1,367,718
NetEase, Inc. (China), ADR	3,200	368,800
Netflix, Inc.*	5,491	2,900,401
Nexon Co. Ltd. (Japan)	94,137	2,097,335
Vivendi SE (France)(a)	177,015	5,945,625
Walt Disney Co. (The)*	35,651	6,266,376

		33,609,023

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	40,408	10,915,817
Armada Hoffler Properties, Inc.	81,454	1,082,524
CoreSite Realty Corp.	7,531	1,013,673
Corporate Office Properties Trust	29,300	820,107
Covivio (France)	1,011	86,647
CubeSmart	59,311	2,747,285
Dexus (Australia)*	32,521	259,717
Digital Realty Trust, Inc.	25,143	3,783,016
Douglas Emmett, Inc.	32,100	1,079,202
Equinix, Inc.	1,266	1,016,092
Equity Commonwealth	7,749	203,024
Extra Space Storage, Inc.	2,963	485,399
Gaming & Leisure Properties, Inc.	22,994	1,065,312
GEO Group, Inc. (The)(a)	111,800	796,016
Healthcare Trust of America, Inc. (Class A Stock)	12,600	336,420
Iron Mountain, Inc.	9,594	406,018
Lexington Realty Trust(a)	142,100	1,698,095
Link REIT (Hong Kong)	115,963	1,122,142

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Medical Properties Trust, Inc.	15,836	$318,304
National Retail Properties, Inc.	26,621	1,247,992
Plymouth Industrial REIT, Inc.(a)	63,200	1,265,264
Prologis, Inc.	7,403	884,881
RLJ Lodging Trust	94,800	1,443,804
Sabra Health Care REIT, Inc.	50,700	922,740
Spirit Realty Capital, Inc.	30,228	1,446,107
STORE Capital Corp.	15,436	532,696
Terreno Realty Corp.	15,500	1,000,060
UDR, Inc.	11,661	571,156
Uniti Group, Inc.	85,200	902,268
VEREIT, Inc.	7,600	349,068
VICI Properties, Inc.(a)	151,483	4,699,003
Weyerhaeuser Co.	56,232	1,935,505

		46,435,354

Food & Staples Retailing — 0.5%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	52,785	1,939,623
Atacadao SA (Brazil)	69,100	292,305
Clicks Group Ltd. (South Africa)	106,900	1,842,584
Cosmos Pharmaceutical Corp. (Japan)	16,861	2,473,737
Costco Wholesale Corp.	6,575	2,601,530
CP ALL PCL (Thailand)	225,900	423,718
George Weston Ltd. (Canada)	36,745	3,502,276
Performance Food Group Co.*	23,800	1,154,062
PriceSmart, Inc.	14,500	1,319,645
Sysco Corp.	17,141	1,332,713
Tesco PLC (United Kingdom)	102,928	317,618
Tsuruha Holdings, Inc. (Japan)	7,394	858,289
US Foods Holding Corp.*	89,086	3,417,339
Wal-Mart de Mexico SAB de CV (Mexico)	57,000	186,178
Welcia Holdings Co. Ltd. (Japan)	11,246	367,360

		22,028,977

Food Products — 1.1%
Angel Yeast Co. Ltd. (China) (Class A Stock)	71,900	603,610
Bunge Ltd.	28,784	2,249,470
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	357	3,550,041
Conagra Brands, Inc.	30,453	1,107,880
Darling Ingredients, Inc.*	16,400	1,107,000
Gruma SAB de CV (Mexico) (Class B Stock)	12,362	138,950
Kerry Group PLC (Ireland) (Class A Stock)	6,429	897,189
Lamb Weston Holdings, Inc.	8,553	689,885
Mondelez International, Inc. (Class A Stock)	137,808	8,604,731
Nestle SA (Switzerland)	225,795	28,129,869
SunOpta, Inc. (Canada)*	45,000	550,800
Tyson Foods, Inc. (Class A Stock)	26,035	1,920,342
Whole Earth Brands, Inc.*(a)	85,900	1,245,550

		50,795,317

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities — 0.1%
China Gas Holdings Ltd. (China)	88,100	$269,337
Indraprastha Gas Ltd. (India)	32,242	242,937
New Jersey Resources Corp.	31,200	1,234,584
Snam SpA (Italy)	52,920	305,589
South Jersey Industries, Inc.(a)	41,580	1,078,170

		3,130,617

Health Care Equipment & Supplies — 1.9%
Axonics, Inc.*(a)	20,400	1,293,564
Becton, Dickinson & Co.	3,497	850,435
Boston Scientific Corp.*	199,073	8,512,361
Butterfly Network, Inc.*	27,800	402,544
Danaher Corp	53,507	14,359,139
Envista Holdings Corp.*	34,100	1,473,461
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	40,671	885,628
Glaukos Corp.*(a)	14,700	1,247,001
Heska Corp.*(a)	6,200	1,424,326
Hologic, Inc.*	77,838	5,193,351
Hoya Corp. (Japan)	172,305	22,732,160
IDEXX Laboratories, Inc.*	6,069	3,832,877
Inogen, Inc.*	16,000	1,042,720
Intuitive Surgical, Inc.*	1,339	1,231,398
Koninklijke Philips NV (Netherlands)	54,393	2,697,458
Masimo Corp.*	10,761	2,609,004
Penumbra, Inc.*	5,551	1,521,307
ResMed, Inc.	44,607	10,996,518
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	16,700	1,241,476
Tandem Diabetes Care, Inc.*(a)	12,000	1,168,800
ViewRay, Inc.*	230,000	1,518,000
West Pharmaceutical Services, Inc.	6,885	2,472,404

		88,705,932

Health Care Providers & Services — 1.3%
1Life Healthcare, Inc.*	21,400	707,484
Acadia Healthcare Co., Inc.*	33,500	2,102,125
Addus HomeCare Corp.*	10,100	881,124
Amedisys, Inc.*	2,791	683,600
AMN Healthcare Services, Inc.*	16,400	1,590,472
Anthem, Inc.	11,468	4,378,482
Centene Corp.*	49,814	3,632,935
Cigna Corp.	34,400	8,155,208
Ensign Group, Inc. (The)	19,900	1,724,733
Hanger, Inc.*	46,770	1,182,346
HCA Healthcare, Inc.	16,729	3,458,553
Humana, Inc.	32,294	14,297,200
LHC Group, Inc.*	8,416	1,685,388
MEDNAX, Inc.*(a)	39,900	1,202,985
Molina Healthcare, Inc.*	23,999	6,073,187
Option Care Health, Inc.*	62,675	1,370,702
Progyny, Inc.*	26,200	1,545,800
R1 RCM, Inc.*	85,200	1,894,848
RadNet, Inc.*	43,000	1,448,670
UnitedHealth Group, Inc.	13,005	5,207,722

		63,223,564

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Technology — 0.1%
Omnicell, Inc.*	10,400	$1,575,080
Phreesia, Inc.*	27,400	1,679,620
Veeva Systems, Inc. (Class A Stock)*	10,736	3,338,359

		6,593,059

Hotels, Restaurants & Leisure — 0.5%
CEC Entertainment Co. LLC*	5,023	93,764
Compass Group PLC (United Kingdom)*	285,700	6,022,920
Domino’s Pizza, Inc.	3,613	1,685,428
El Pollo Loco Holdings, Inc.*	39,000	713,310
Everi Holdings, Inc.*	63,400	1,581,196
Flutter Entertainment PLC (Ireland)*	13,120	2,385,594
Golden Entertainment, Inc.*	22,300	999,040
Hilton Grand Vacations, Inc.*	5,360	221,851
InterContinental Hotels Group PLC (United Kingdom), ADR*	38,100	2,540,889
Jack in the Box, Inc.(a)	12,200	1,359,568
Marriott Vacations Worldwide Corp.*	7,200	1,146,960
NEOGAMES SA (Israel)*	16,200	995,814
Noodles & Co.*	84,900	1,059,552
Red Rock Resorts, Inc. (Class A Stock)*	49,700	2,112,250
Yum! Brands, Inc.	7,071	813,377

		23,731,513

Household Durables — 1.0%
Barratt Developments PLC (United Kingdom)	324,218	3,118,375
D.R. Horton, Inc.	69,860	6,313,248
Haier Smart Home Co. Ltd. (China) (Class A Stock)	74,000	296,709
Helen of Troy Ltd.*(a)	7,100	1,619,652
Lennar Corp. (Class A Stock)	58,371	5,799,159
Midea Group Co. Ltd. (China) (Class A Stock)	38,400	423,854
NVR, Inc.*	834	4,147,732
PulteGroup, Inc.	50,426	2,751,747
Sony Group Corp. (Japan)	128,734	12,461,358
Taylor Morrison Home Corp.*(a)	36,200	956,404
Toll Brothers, Inc.	46,171	2,669,146
TopBuild Corp.*	6,100	1,206,458
Tri Pointe Homes, Inc.*	44,600	955,778
Whirlpool Corp.	12,249	2,670,527

		45,390,147

Household Products — 0.5%
Central Garden & Pet Co. (Class A Stock)*	17,900	864,570
Clorox Co. (The)(a)	9,242	1,662,728
Colgate-Palmolive Co.	53,516	4,353,527
Energizer Holdings, Inc.(a)	25,500	1,095,990
Kimberly-Clark Corp.	30,980	4,144,504
Procter & Gamble Co. (The)	46,077	6,217,170
Reckitt Benckiser Group PLC (United Kingdom)	8,993	797,098
Spectrum Brands Holdings, Inc.	32,304	2,747,132

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Unicharm Corp. (Japan)	16,481	$663,406

		22,546,125

Independent Power & Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp. (Class A Stock)(a)	55,248	2,317,101
Clearway Energy, Inc. (Class C Stock)(a)	24,800	656,704
Sunnova Energy International, Inc.*(a)	23,800	896,308

		3,870,113

Industrial Conglomerates — 0.7%
Hitachi Ltd. (Japan)	212,214	12,119,489
Honeywell International, Inc.	4,022	882,226
Jardine Matheson Holdings Ltd. (Hong Kong)	32,874	2,096,823
Rheinmetall AG (Germany)	36,200	3,582,376
Roper Technologies, Inc.	3,870	1,819,674
Siemens AG (Germany)	95,200	15,092,282

		35,592,870

Insurance — 3.3%
Admiral Group PLC (United Kingdom)	21,780	951,475
AIA Group Ltd. (Hong Kong)	1,872,157	23,320,305
Allianz SE (Germany)	11,044	2,755,728
Allstate Corp. (The)	30,932	4,034,770
American Financial Group, Inc.	37,393	4,663,655
American International Group, Inc.	45,650	2,172,940
Arch Capital Group Ltd.*	35,562	1,384,784
Assicurazioni Generali SpA (Italy)	213,410	4,286,306
Assurant, Inc.	5,998	936,768
AXA SA (France)	498,055	12,648,630
Axis Capital Holdings Ltd.	28,339	1,388,894
Beazley PLC (United Kingdom)*	274,500	1,261,564
BRP Group, Inc. (Class A Stock)*	33,200	884,780
China Life Insurance Co. Ltd. (China) (Class H Stock)	87,000	172,509
Chubb Ltd.	4,663	741,137
Direct Line Insurance Group PLC (United Kingdom)	76,859	305,256
First American Financial Corp.	39,937	2,490,072
Globe Life, Inc.	15,561	1,482,185
Hannover Rueck SE (Germany)	31,497	5,276,939
James River Group Holdings Ltd	16,700	626,584
Kemper Corp.	14,100	1,041,990
Legal & General Group PLC (United Kingdom)	88,452	315,825
Marsh & McLennan Cos., Inc.	65,580	9,225,795
MetLife, Inc.	88,017	5,267,818
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	20,357	5,584,338
NN Group NV (Netherlands)	196,352	9,281,038
Old Republic International Corp.	209,987	5,230,776
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	65,900	646,178
Principal Financial Group, Inc.	57,681	3,644,862
Progressive Corp. (The)	83,671	8,217,329

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Reinsurance Group of America, Inc.	9,975	$1,137,150
RenaissanceRe Holdings Ltd. (Bermuda)	15,712	2,338,260
Sampo OYJ (Finland) (Class A Stock)	103,100	4,747,079
Samsung Life Insurance Co. Ltd. (South Korea)	2,380	169,043
Swiss Life Holding AG (Switzerland)	6,199	3,015,515
Tokio Marine Holdings, Inc. (Japan)	147,609	6,790,245
Travelers Cos., Inc. (The)	39,668	5,938,696
Willis Towers Watson PLC	3,966	912,259
Zurich Insurance Group AG (Switzerland)	28,551	11,466,520

		156,755,997

Interactive Media & Services — 1.5%
Adevinta ASA (France)*	124,797	2,396,686
Alphabet, Inc. (Class A Stock)*	9,467	23,116,426
Auto Trader Group PLC (United Kingdom), 144A*	84,223	738,295
Baidu, Inc. (China), ADR*	900	183,510
Facebook, Inc. (Class A Stock)*	66,862	23,248,586
Kakaku.com, Inc. (Japan)	37,440	1,125,751
Kakao Corp. (South Korea)	2,607	378,415
Match Group, Inc.*	8,015	1,292,419
NAVER Corp. (South Korea)	1,887	701,471
QuinStreet, Inc.*	38,300	711,614
Rightmove PLC (United Kingdom)	253,600	2,274,745
Tencent Holdings Ltd. (China)	133,600	10,075,759
Twitter, Inc.*	29,753	2,047,304
Yandex NV (Russia) (Class A Stock)*(a)	6,970	493,127
Z Holdings Corp. (Japan)	293,348	1,464,418

		70,248,526

Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd. (China)*	16,300	460,738
Alibaba Group Holding Ltd. (China), ADR*	39,500	8,957,810
Amazon.com, Inc.*	7,178	24,693,469
Chewy, Inc. (Class A Stock)*(a)	7,998	637,521
Coupang, Inc. (South Korea)*(a)	8,300	347,106
Delivery Hero SE (Saudi Arabia), 144A*	10,667	1,410,752
eBay, Inc.	17,081	1,199,257
Etsy, Inc.*	12,807	2,636,193
HelloFresh SE (Germany)*	6,867	669,293
JD Health International, Inc. (China), 144A*	13,000	187,402
JD.com, Inc. (China), ADR*	7,230	577,026
Meituan (China) (Class B Stock), 144A*	40,000	1,651,826
MercadoLibre, Inc. (Argentina)*	1,000	1,557,790
Naspers Ltd. (South Africa) (Class N Stock)	3,926	826,696
Pinduoduo, Inc. (China), ADR*	7,060	896,761
Stamps.com, Inc.*	6,500	1,301,885
Trip.com Group Ltd. (China), ADR*	11,600	411,336

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
ZOZO, Inc. (Japan)	24,199	$820,717

		49,243,578

IT Services — 2.4%
Accenture PLC (Class A Stock)	20,278	5,977,752
Adyen NV (Netherlands), 144A*	1,451	3,552,049
Afterpay Ltd. (Australia)*	19,701	1,751,602
Akamai Technologies, Inc.*	7,391	861,791
Alten SA (France)	8,700	1,154,547
Amadeus IT Group SA (Spain)*	137,079	9,649,999
Atos SE (France)	76	4,630
Capgemini SE (France)	26,050	5,011,373
Cognizant Technology Solutions Corp. (Class A Stock)	63,022	4,364,904
Dlocal Ltd. (Uruguay)*(a)	34,700	1,822,791
DXC Technology Co.*	30,474	1,186,658
Edenred (France)	93,418	5,329,404
Euronet Worldwide, Inc.*	6,100	825,635
ExlService Holdings, Inc.*	18,200	1,933,932
Fidelity National Information Services, Inc.	4,881	691,491
Fiserv, Inc.*	6,824	729,417
FleetCor Technologies, Inc.*	2,669	683,424
Fujitsu Ltd. (Japan)	27,700	5,190,017
Genpact Ltd.	43,030	1,954,853
GoDaddy, Inc. (Class A Stock)*	16,236	1,411,883
Infosys Ltd. (India)	23,211	493,024
Mastercard, Inc. (Class A Stock)	66,882	24,417,949
MoneyGram International, Inc.*	51,400	518,112
Obic Co. Ltd. (Japan)	13,440	2,505,965
PayPal Holdings, Inc.*	7,957	2,319,306
Tech Mahindra Ltd. (India)	15,267	225,727
Twilio, Inc. (Class A Stock)*	7,394	2,914,419
VeriSign, Inc.*	6,899	1,570,833
Verra Mobility Corp.*(a)	103,400	1,589,258
Visa, Inc. (Class A Stock)(a)	76,282	17,836,257
Western Union Co. (The)	14,445	331,802
WNS Holdings Ltd. (India), ADR*	22,000	1,757,140
Worldline SA (France), 144A*	24,280	2,276,325

		112,844,269

Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	8,713	601,686
Brunswick Corp.	11,940	1,189,463
Hasbro, Inc.	23,318	2,204,017
Mattel, Inc.*	174,361	3,504,656
Polaris, Inc.(a)	9,111	1,247,843

		8,747,665

Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc. (Class A Stock)*	9,577	6,170,365
Bruker Corp.	35,315	2,683,234
Lonza Group AG (Switzerland)	4,277	3,038,340
Mettler-Toledo International, Inc.*	656	908,783
PerkinElmer, Inc.	6,937	1,071,142
Pharmaron Beijing Co. Ltd. (China) (Class H Stock), 144A	24,400	653,512

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
PRA Health Sciences, Inc.*	12,933	$2,136,661
Quanterix Corp.*	18,739	1,099,230
Sartorius Stedim Biotech (France)	6,160	2,919,598
Thermo Fisher Scientific, Inc.	7,036	3,549,451
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	13,740	322,472

		24,552,788

Machinery — 2.2%
AGCO Corp.	17,717	2,309,943
Allison Transmission Holdings, Inc.	6,141	244,043
Atlas Copco AB (Sweden) (Class A Stock)	189,055	11,600,341
Caterpillar, Inc.	27,297	5,940,646
Columbus McKinnon Corp.	38,300	1,847,592
Crane Co.	14,400	1,330,128
Cummins, Inc.	6,272	1,529,176
Deere & Co.	7,259	2,560,322
Epiroc AB (Sweden) (Class A Stock)	363,570	8,296,344
FANUC Corp. (Japan)	53,300	12,852,388
IDEX Corp.	3,752	825,628
Illinois Tool Works, Inc.	24,675	5,516,343
Interpump Group SpA (Italy)	67,400	4,002,532
ITT, Inc.	21,200	1,941,708
Kone OYJ (Finland) (Class B Stock)	87,213	7,115,413
MINEBEA MITSUMI, Inc. (Japan)	239,900	6,341,683
MISUMI Group, Inc. (Japan)	240,900	8,144,342
Nabtesco Corp. (Japan)	31,000	1,170,694
OSG Corp. (Japan)	77,700	1,355,489
Otis Worldwide Corp.	11,355	928,498
Rational AG (Germany)	980	889,190
Schindler Holding AG (Switzerland)	1,930	564,636
Schindler Holding AG (Switzerland) (Part. Cert.)	21,120	6,470,061
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	26,750	307,312
SMC Corp. (Japan)	989	584,072
Stanley Black & Decker, Inc.	8,355	1,712,692
Techtronic Industries Co. Ltd. (Hong Kong)	141,926	2,477,141
TNT Crane & Rigging, Inc.*	203	3,502
Volvo AB (Sweden) (Class B Stock)(a)	123,258	2,975,064
Welbilt, Inc.*	46,200	1,069,530
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	101,100	375,338

		103,281,791

Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	3,907	11,257,384

Media — 0.6%
Charter Communications, Inc. (Class A Stock)*(a)	3,769	2,719,145
Comcast Corp. (Class A Stock)	185,714	10,589,412
Discovery, Inc. (Class A Stock)*(a)	51,490	1,579,713
iHeartMedia, Inc. (Class A Stock)*	34,800	937,164
Interpublic Group of Cos., Inc. (The)	15,634	507,949

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	15,941	$2,768,314
Meredith Corp.*	13,700	595,128
Nexstar Media Group, Inc. (Class A Stock)	2,600	384,488
Omnicom Group, Inc.	5,352	428,107
Publicis Groupe SA (France)	2,280	145,979
Schibsted ASA (Norway) (Class B Stock)	77,200	3,206,130
TechTarget, Inc.*(a)	10,000	774,900
ViacomCBS, Inc. (Class B Stock)	45,044	2,035,989

		26,672,418

Metals & Mining — 2.1%
Agnico Eagle Mines Ltd. (Canada)	12,581	760,787
Anglo American PLC (South Africa)	413,275	16,541,074
AngloGold Ashanti Ltd. (Tanzania)	16,513	307,117
ArcelorMittal SA (Luxembourg)	302,519	9,362,752
Barrick Gold Corp. (Canada)	174,771	3,614,979
BHP Group PLC (Australia)	657,990	19,493,955
Commercial Metals Co.(a)	55,000	1,689,600
Evolution Mining Ltd. (Australia)	417,515	1,416,708
Ferroglobe PLC*^	44,100	—
Fortescue Metals Group Ltd. (Australia)	485,143	8,529,511
Franco-Nevada Corp. (Canada)	25,813	3,745,967
Freeport-McMoRan, Inc.	67,146	2,491,788
Glencore PLC (Australia)*	1,515,881	6,530,235
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	71,900	338,905
Impala Platinum Holdings Ltd. (South Africa)	47,565	786,217
Kirkland Lake Gold Ltd. (Canada)	75,135	2,895,449
Newmont Corp.	97,736	6,194,508
POSCO (South Korea)	3,276	1,016,019
Reliance Steel & Aluminum Co.	8,822	1,331,240
Rio Tinto PLC (Australia)	59,842	4,954,673
Southern Copper Corp. (Peru)(a)	71,799	4,618,112
Steel Dynamics, Inc.	42,062	2,506,895
Vale SA (Brazil), ADR	52,114	1,188,720
Wheaton Precious Metals Corp. (Brazil)	20,143	887,878

		101,203,089

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	70,767	1,195,255
Redwood Trust, Inc.(a)	95,600	1,153,892
Starwood Property Trust, Inc.	12,509	327,360

		2,676,507

Multiline Retail — 0.5%
Dollar General Corp.	46,347	10,029,027
Dollar Tree, Inc.*	23,616	2,349,792
Dollarama, Inc. (Canada)	19,420	888,908
Pan Pacific International Holdings Corp. (Japan)	39,727	823,664
Target Corp.	30,906	7,471,217

		21,562,608

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities — 0.4%
Dominion Energy, Inc.	42,675	$3,139,600
MDU Resources Group, Inc.	24,600	770,964
Public Service Enterprise Group, Inc.	12,787	763,895
RWE AG (Germany)	208,117	7,560,298
Sempra Energy	38,628	5,117,437

		17,352,194

Oil, Gas & Consumable Fuels — 1.8%
BP PLC (United Kingdom)	2,634,614	11,536,208
Chevron Corp.	95,024	9,952,814
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,320,000	669,597
Clean Energy Fuels Corp.*(a)	68,500	695,275
CNX Resources Corp.*(a)	95,500	1,304,530
Devon Energy Corp.	80,175	2,340,308
ENEOS Holdings, Inc. (Japan)	761,514	3,194,250
EQT Corp.*(a)	150,924	3,359,568
Exxon Mobil Corp.	6,357	401,000
Idemitsu Kosan Co. Ltd. (Japan)	119,449	2,890,435
Kinder Morgan, Inc.	20,675	376,905
LUKOIL PJSC (Russia)	11,817	1,091,978
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	98,700	1,542,681
Marathon Petroleum Corp.	5,075	306,632
Neste OYJ (Finland)	29,834	1,829,226
Novatek PJSC (Russia), GDR	2,381	523,936
OMV AG (Austria)	57,072	3,269,952
Petroleo Brasileiro SA (Brazil)	86,900	530,786
Petroleo Brasileiro SA (Brazil), ADR(a)	24,200	295,966
Petronet LNG Ltd. (India)	68,220	208,059
Phillips 66	3,725	319,680
Pioneer Natural Resources Co.	9,245	1,502,497
Reliance Industries Ltd. (India)	77,709	2,213,320
Reliance Industries Ltd. (India), 144A, GDR	98,300	5,570,396
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	155,234	3,116,637
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	171,800	6,670,994
Thungela Resources Ltd. (South Africa)*	28,446	76,530
TotalEnergies SE (France)(a)	429,673	19,461,939
Valero Energy Corp.	5,560	434,125
Williams Cos., Inc. (The)	78,568	2,085,980

		87,772,204

Paper & Forest Products — 0.1%
Mondi PLC (Austria)	117,553	3,109,058
Stora Enso OYJ (Finland) (Class R Stock)	147,700	2,696,076
Suzano SA (Brazil)*	27,900	336,002
UPM-Kymmene OYJ (Finland)	8,988	340,489

		6,481,625

Personal Products — 0.2%
Herbalife Nutrition Ltd.*	80,260	4,232,110
Kao Corp. (Japan)	55,666	3,420,381

	Shares	Value

COMMON STOCKS (continued)
Personal Products (cont’d.)
LG Household & Health Care Ltd. (South Korea)	183	$286,850
Natura & Co. Holding SA (Brazil)*	79,894	907,397
Nu Skin Enterprises, Inc. (Class A Stock)(a)	20,809	1,178,830

		10,025,568

Pharmaceuticals — 2.4%
Antares Pharma, Inc.*	104,000	453,440
Arvinas, Inc.*	16,800	1,293,600
Astellas Pharma, Inc. (Japan)	43,862	763,947
AstraZeneca PLC (United Kingdom)	57,102	6,864,789
AstraZeneca PLC (United Kingdom), ADR(a)	133,127	7,974,307
Bayer AG (Germany)	83,917	5,108,520
Bristol-Myers Squibb Co.	74,112	4,952,164
Chugai Pharmaceutical Co. Ltd. (Japan)	14,659	579,454
Dechra Pharmaceuticals PLC (United Kingdom)	31,500	1,909,627
Eli Lilly & Co.	54,089	12,414,507
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A	36,000	157,496
Jazz Pharmaceuticals PLC*	26,458	4,699,999
Nektar Therapeutics*(a)	47,900	821,964
Novartis AG (Switzerland)	93,190	8,494,192
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	8,400	1,188,852
Recordati Industria Chimica e Farmaceutica SpA (Italy)	23,807	1,358,636
Richter Gedeon Nyrt (Hungary)	5,654	150,622
Roche Holding AG (Switzerland)	74,005	27,884,120
Royalty Pharma PLC (Class A Stock)(a)	16,549	678,344
Sanofi (France)	174,380	18,301,456
UCB SA (Belgium)	38,692	4,035,737
Zoetis, Inc.	18,964	3,534,131

		113,619,904

Professional Services — 1.0%
ASGN, Inc.*	30,000	2,907,900
Booz Allen Hamilton Holding Corp.	10,464	891,323
CRA International, Inc.	28,785	2,463,996
Experian PLC (United Kingdom)	227,278	8,775,953
ICF International, Inc.	16,600	1,458,476
Insperity, Inc.	21,200	1,915,844
Recruit Holdings Co. Ltd. (Japan)	397,125	19,495,156
RELX PLC (United Kingdom)	30,808	817,303
SGS SA (Switzerland)	295	911,629
Teleperformance (France)	13,800	5,612,458
Verisk Analytics, Inc.	3,611	630,914

		45,880,952

Real Estate Management & Development — 0.7%
Ayala Land, Inc. (Philippines)	559,600	412,913
CK Asset Holdings Ltd. (Hong Kong)	613,840	4,231,570
Henderson Land Development Co. Ltd. (Hong Kong)	589,718	2,793,971

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Howard Hughes Corp. (The)*	9,900	$964,854
Jones Lang LaSalle, Inc.*	7,400	1,446,404
Longfor Group Holdings Ltd. (China), 144A	35,000	196,569
Mitsubishi Estate Co. Ltd. (Japan)	137,100	2,210,760
Mitsui Fudosan Co. Ltd. (Japan)	100,200	2,315,715
Realogy Holdings Corp.*	64,200	1,169,724
Sino Land Co. Ltd. (Hong Kong)	1,169,850	1,843,272
Sun Hung Kai Properties Ltd. (Hong Kong)	219,132	3,261,101
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	237,159	1,608,084
UOL Group Ltd. (Singapore)	182,227	990,812
Vonovia SE (Germany)	178,488	11,545,135

		34,990,884

Road & Rail — 0.6%
Canadian Pacific Railway Ltd. (Canada)	67,500	5,190,465
CSX Corp.	73,608	2,361,345
Knight-Swift Transportation Holdings, Inc.	72,937	3,315,716
Landstar System, Inc.	8,716	1,377,302
Localiza Rent a Car SA (Brazil)	16,900	217,459
Old Dominion Freight Line, Inc.	24,606	6,245,003
Rumo SA (Brazil)*	47,100	181,817
Schneider National, Inc. (Class B Stock)	124,902	2,719,117
Union Pacific Corp.	40,150	8,830,189

		30,438,413

Semiconductors & Semiconductor Equipment — 3.0%
ASML Holding NV (Netherlands)	44,911	30,951,599
Cirrus Logic, Inc.*	12,500	1,064,000
eMemory Technology, Inc. (Taiwan)*	15,000	720,775
Enphase Energy, Inc.*	14,203	2,608,097
Entegris, Inc.	29,182	3,588,511
FormFactor, Inc.*	26,100	951,606
Infineon Technologies AG (Germany)	51,100	2,057,326
KLA Corp.	13,262	4,299,673
Lam Research Corp	26,627	17,326,189
Lasertec Corp. (Japan)	30,400	5,900,584
MACOM Technology Solutions Holdings, Inc.*	15,200	974,016
Marvell Technology, Inc.	53,426	3,116,339
MediaTek, Inc. (Taiwan)	37,000	1,280,937
Micron Technology, Inc.*	102,693	8,726,851
Monolithic Power Systems, Inc.	2,755	1,028,855
Nova Measuring Instruments Ltd. (Israel)*(a)	6,900	709,941
NVIDIA Corp.	26,724	21,381,872
NXP Semiconductors NV (China)	29,711	6,112,147
ON Semiconductor Corp.*	104,859	4,014,002
Realtek Semiconductor Corp. (Taiwan)	16,000	290,246
Renesas Electronics Corp. (Japan)*	170,371	1,834,871
Semtech Corp.*	15,100	1,038,880
Silergy Corp. (China)	3,000	410,087
SK Hynix, Inc. (South Korea)	13,553	1,539,773
SMART Global Holdings, Inc.*	22,000	1,048,960

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	598,000	$12,782,889
Tokyo Electron Ltd. (Japan)	15,777	6,835,221
Universal Display Corp	2,378	528,701
Xilinx, Inc.	6,891	996,714

		144,119,662

Software — 2.9%
Adobe, Inc.*	32,485	19,024,515
ANSYS, Inc.*	6,113	2,121,578
Aspen Technology, Inc.*	5,767	793,193
Autodesk, Inc.*	3,761	1,097,836
Black Knight, Inc.*	38,767	3,023,051
Cadence Design Systems, Inc.*	23,227	3,177,918
Cerence, Inc.*(a)	13,900	1,483,269
Check Point Software Technologies Ltd. (Israel)*(a)	13,797	1,602,246
Citrix Systems, Inc.	12,876	1,509,968
Constellation Software, Inc. (Canada)	862	1,305,524
Cornerstone OnDemand, Inc.*	19,500	1,005,810
Digital Turbine, Inc.*	23,600	1,794,308
Five9, Inc.*	14,581	2,674,010
HubSpot, Inc.*	4,188	2,440,431
LivePerson, Inc.*(a)	26,100	1,650,564
Manhattan Associates, Inc.*	7,495	1,085,576
Microsoft Corp.	150,458	40,759,072
New Relic, Inc.*	19,900	1,332,703
Nice Ltd. (Israel)*	14,617	3,590,751
Nice Ltd. (Israel), ADR*(a)	24,500	6,062,770
NortonLifeLock, Inc.	16,384	445,972
Oracle Corp. (Japan)	24,434	1,867,860
Paycom Software, Inc.*	1,922	698,589
Rapid7, Inc.*	19,100	1,807,433
Sailpoint Technologies Holdings, Inc.*(a)	40,100	2,047,907
salesforce.com, Inc.*	27,958	6,829,301
SAP SE (Germany)	63,530	8,949,906
Synopsys, Inc.*	11,051	3,047,755
Telos Corp.*	42,700	1,452,227
Temenos AG (Switzerland)	20,520	3,306,685
Tenable Holdings, Inc.*	40,600	1,678,810
Varonis Systems, Inc.*	33,900	1,953,318
VMware, Inc. (Class A Stock)*(a)	6,961	1,113,551
Vonage Holdings Corp.*	59,000	850,190
Zoom Video Communications, Inc. (Class A Stock)*	4,521	1,749,763

		135,334,360

Specialty Retail — 1.1%
Academy Sports & Outdoors, Inc.*(a)	26,400	1,088,736
Advance Auto Parts, Inc.	11,165	2,290,388
Best Buy Co., Inc.	39,336	4,522,853
Carvana Co.*(a)	7,790	2,351,178
Children’s Place, Inc. (The)*	11,400	1,060,884
China Yongda Automobiles Services Holdings Ltd. (China)	113,000	203,011
Container Store Group, Inc. (The)*(a)	55,300	721,112
Dick’s Sporting Goods, Inc.(a)	77,492	7,763,923

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Floor & Decor Holdings, Inc. (Class A Stock)*	25,111	$2,654,233
Home Depot, Inc. (The)	30,434	9,705,098
Industria de Diseno Textil SA (Spain)	26,453	932,717
L Brands, Inc.	50,342	3,627,645
Lithia Motors, Inc.	3,900	1,340,196
Lowe’s Cos., Inc.	20,954	4,064,447
Nitori Holdings Co. Ltd. (Japan)	4,787	846,969
O’Reilly Automotive, Inc.*	5,137	2,908,621
Ross Stores, Inc.	3,284	407,216
TJX Cos., Inc. (The)	22,137	1,492,477
Urban Outfitters, Inc.*	31,600	1,302,552
USS Co. Ltd. (Japan)	157,388	2,744,749
Williams-Sonoma, Inc.	4,120	657,758

		52,686,763

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	265,395	36,348,499
Avid Technology, Inc.*	22,400	876,960
FUJIFILM Holdings Corp. (Japan)	14,450	1,070,976
HP, Inc.	54,927	1,658,246
Logitech International SA (Switzerland)	23,162	2,806,899
NCR Corp.*	21,400	976,054
Pure Storage, Inc. (Class A Stock)*(a)	62,700	1,224,531
Samsung Electronics Co. Ltd. (South Korea)	114,450	8,208,690
Xiaomi Corp. (China) (Class B Stock), 144A*	47,200	164,326

		53,335,181

Textiles, Apparel & Luxury Goods — 0.9%
adidas AG (Germany)	2,586	964,673
Crocs, Inc.*	17,200	2,004,144
Deckers Outdoor Corp.*	2,600	998,582
G-III Apparel Group Ltd.*	31,900	1,048,234
Hermes International (France)	859	1,254,187
Kering SA (France)	1,103	967,839
Li Ning Co. Ltd. (China)	83,000	1,016,370
LVMH Moet Hennessy Louis Vuitton SE (France)	30,816	24,201,186
Moncler SpA (Italy)	19,700	1,337,063
NIKE, Inc. (Class B Stock)	6,444	995,534
PRADA SpA (Italy)	471,200	3,602,200
PVH Corp.*	13,217	1,422,017
Shenzhou International Group Holdings Ltd. (China)	21,400	539,763
Steven Madden Ltd.	27,355	1,197,055
Wolverine World Wide, Inc.	37,000	1,244,680

		42,793,527

Thrifts & Mortgage Finance — 0.2%
Bridgewater Bancshares, Inc.*	65,700	1,061,055
Essent Group Ltd.	62,496	2,809,195
Housing Development Finance Corp. Ltd. (India)	75,750	2,530,293
MGIC Investment Corp.	309,889	4,214,490

		10,615,033

	Shares	Value

COMMON STOCKS (continued)
Tobacco — 0.3%
Altria Group, Inc.	132,930	$6,338,102
Imperial Brands PLC (United Kingdom)	139,952	3,017,358
Philip Morris International, Inc.	20,895	2,070,903
Swedish Match AB (Sweden)	480,264	4,099,048

		15,525,411

Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)*(a)	45,500	2,330,055
Air Lease Corp.	28,750	1,200,025
Applied Industrial Technologies, Inc.	18,400	1,675,504
Fastenal Co.	11,788	612,976
Ferguson PLC	38,414	5,347,815
ITOCHU Corp. (Japan)	491,923	14,049,839
MSC Industrial Direct Co., Inc. (Class A Stock)	4,212	377,943
United Rentals, Inc.*	6,841	2,182,347

		27,776,504

Transportation Infrastructure — 0.0%
Auckland International Airport Ltd. (New Zealand)*	262,100	1,328,654
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)*	27,100	177,522
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)*	10,835	199,486

		1,705,662

Water Utilities — 0.0%
American Water Works Co., Inc.	4,966	765,410

Wireless Telecommunication Services — 0.6%
Bharti Airtel Ltd. (India)	65,397	464,378
Safaricom PLC (Kenya)	7,104,400	2,730,071
SoftBank Group Corp. (Japan)	101,690	7,094,203
T-Mobile US, Inc.*	95,168	13,783,181
Vodafone Group PLC (United Kingdom)	1,726,950	2,913,610

		26,985,443

TOTAL COMMON STOCKS (cost $2,346,963,920)		2,868,702,074

EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Min. Vol. Factor ETF(a)	5,584	421,815
iShares MSCI Emerging Markets ETF(a)	40,500	2,233,575
iShares MSCI USA Min. Vol. Factor ETF	8,864	652,479

TOTAL EXCHANGE-TRADED FUNDS (cost $3,227,697)		3,307,869

PREFERRED STOCKS — 0.4%
Airlines — 0.0%
Azul SA (Brazil) (PRFC)*	63,000	553,774

Automobiles — 0.4%
Porsche Automobil Holding SE (Germany) (PRFC)	146,523	15,734,872

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany) (PRFC)	5,908	$1,484,678

		17,219,550

Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	86,422	447,244
Itau Unibanco Holding SA (Brazil) (PRFC)	145,848	874,419

		1,321,663

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	4,645	2,422,446

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	30,200	179,361

TOTAL PREFERRED STOCKS (cost $14,794,677)		21,696,794

	Units

WARRANTS* — 0.0%
Machinery
TNT Crane & Rigging, Inc., expiring 10/16/25	359	—

(cost $1,199)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.3%
Automobiles — 0.0%
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	600	599,998
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	740	742,711

			1,342,709

Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	400	400,586
Consumer Loan Underlying Bond Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	376	379,478
Consumer Loan Underlying Bond Credit Trust,
Series 2019-P01, Class A, 144A
2.940%	07/15/26	15	14,660
Series 2019-P02, Class A, 144A
2.470%	10/15/26	79	79,020
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	193	194,309
Series 2020-01A, Class A, 144A
2.240%	03/15/30	65	65,272
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	210	211,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Upstart Securitization Trust,
Series 2021-01, Class A, 144A
0.870%	03/20/31	143	$142,964
Series 2021-02, Class A, 144A
0.910%	06/20/31	866	866,886

			2,354,267

Other — 0.2%
Aaset Trust,
Series 2019-01, Class A, 144A
3.844%	05/15/39	919	905,674
Series 2020-01A, Class A, 144A
3.351%	01/16/40	682	674,157
Castlelake Aircraft Structured Trust,
Series 2019-01A, Class A, 144A
3.967%	04/15/39	930	928,595
CF Hippolyta LLC,
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	630	634,208
Horizon Aircraft Finance II Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.721%	07/15/39	676	664,390
Nationstar HECM Loan Trust,
Series 2019-01A, Class A, 144A
2.651%(cc)	06/25/29	234	234,674
Series 2020-01A, Class A1, 144A
1.269%(cc)	09/25/30	1,397	1,400,208
Sapphire Aviation Finance II Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A
3.228%	03/15/40	1,246	1,238,557
Thunderbolt III Aircraft Lease Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.671%	11/15/39	1,024	1,014,958

			7,695,421

Residential Mortgage-Backed Securities — 0.0%
Finance of America HECM Buyout,
Series 2021-HB01, Class A, 144A
0.875%(cc)	02/25/31	733	733,334
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.722%(cc)	03/25/58	309	324,843
VCAT LLC,
Series 2021-NPL01, Class A1, 144A
2.289%	12/26/50	701	702,969

			1,761,146

TOTAL ASSET-BACKED SECURITIES (cost $13,165,564)			13,153,543

BANK LOANS — 0.0%
Chemicals — 0.0%
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 1 Month LIBOR + 2.500%
2.595%(c)	05/07/25^	120	116,106

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Chemicals (cont’d.)
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
3.275%(c)	10/01/25	44	$43,443

			159,549

Electric — 0.0%
LMBE-MC HoldCo II LLC,
Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	12/03/25	1	1,036

Entertainment — 0.0%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	210	208,573

Machinery-Diversified — 0.0%
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
4.750%(c)	10/30/24^	—	200

Media — 0.0%
Cengage Learning, Inc.,
2016 Refinancing Term Loan, 1 - 3 Month LIBOR + 4.250%
5.250%(c)	06/07/23	69	69,007

Packaging & Containers — 0.0%
Charter NEX US, Inc.,
Term Loan
—%(p)	12/01/27	—	263

Retail — 0.0%
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^(d)	250	249

Software — 0.0%
MA FinanceCo LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	06/21/24	19	18,174
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	06/21/24	114	112,824

			130,998

Telecommunications — 0.0%
Frontier Communications Holdings LLC,
New Term Loan B, 1 Month LIBOR + 3.750%
4.500%(c)	05/01/28	115	114,713
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 8.250%
9.250%(c)	11/01/25	200	172,250
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
5.500%(c)	11/01/24	120	112,985

			399,948

TOTAL BANK LOANS (cost $1,184,466)			969,823

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ANM, 144A
3.112%	11/05/32	934	966,122

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-JGDN, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 0.000%)
2.823%(c)	11/15/30	600	$608,276
Benchmark Mortgage Trust,
Series 2019-B12, Class XA, IO
1.202%(cc)	08/15/52	12,633	781,376
Series 2019-B14, Class XA, IO
0.911%(cc)	12/15/62	13,113	613,925
Series 2020-B17, Class XA, IO
1.541%(cc)	03/15/53	11,620	1,007,592
BFLD Trust,
Series 2020-OBRK, Class A, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.123%(c)	11/15/28	623	630,833
BX,
Series 2021-MFM1, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.773%(c)	01/15/34	691	692,237
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
0.725%(c)	05/15/38	700	699,790
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.023%(c)	11/15/36	692	692,217
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.193%(c)	06/15/34	2,299	2,300,661
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, IO
1.173%(cc)	04/10/48	7,148	241,666
Series 2015-GC33, Class XA, IO
1.034%(cc)	09/10/58	6,765	213,858
Series 2016-P06, Class XA, IO
0.905%(cc)	12/10/49	6,711	158,983
Commercial Mortgage Trust,
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	173	179,614
Series 2014-CR17, Class XA, IO
1.124%(cc)	05/10/47	4,182	92,921
Series 2014-LC17, Class XA, IO
0.888%(cc)	10/10/47	4,516	84,779
Series 2014-UBS06, Class XA, IO
1.033%(cc)	12/10/47	4,364	104,742
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.053%(c)	05/15/36	300	300,802
Credit Suisse Mortgage Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	952,307
DBUBS Mortgage Trust,
Series 2011-LC3A, Class B, 144A
5.605%(cc)	08/10/44	791	790,931

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-F104, Class AS, 30 Day Average SOFR + 0.250% (Cap N/A, Floor 0.250%)
0.260%(c)	01/25/31	700	$700,625
Series K-F108, Class AS, 30 Day Average SOFR + 0.250% (Cap N/A, Floor 0.250%)
0.260%(c)	02/25/31	1,000	1,000,900
Series K-F109, Class AS, 30 Day Average SOFR + 0.240% (Cap N/A, Floor 0.240%)
0.259%(c)	03/25/31	900	900,627
Series K-F110, Class AS, 30 Day Average SOFR + 0.240% (Cap N/A, Floor 0.240%)
0.259%(c)	03/25/31	800	800,558
Series K-F111, Class AS, 30 Day Average SOFR + 0.240% (Cap N/A, Floor 0.240%)
0.259%(c)	03/25/31	700	700,478
Series K-F112, Class AS, 30 Day Average SOFR + 0.230% (Cap N/A, Floor 0.230%)
0.249%(c)	04/25/31	1,500	1,504,273
Series K-F113, Class AS, 30 Day Average SOFR + 0.230% (Cap N/A, Floor 0.230%)
0.240%(c)	05/25/28	1,050	1,052,761
Series K-F114, Class AS, 30 Day Average SOFR + 0.220% (Cap N/A, Floor 0.220%)
0.230%(c)	05/25/31	1,958	1,958,579
GS Mortgage Securities Corp. Trust,
Series 2018-03PCK, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.523%(c)	09/15/31	1,700	1,671,649
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA, IO
1.375%(cc)	10/10/48	3,731	159,592
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A,
Floor 1.090%)
1.170%(c)	10/15/31	1,059	1,059,666
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.834%(cc)	04/15/47	818	13,225
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,462,779
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	1,928	1,971,067
Series 2012-CBX, Class AS
4.271%	06/15/45	200	205,377
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,241,490
Series 2013-LC11, Class AS
3.216%	04/15/46	113	117,084
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,908,910
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	40,767
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.073%(c)	09/15/29	950	951,216

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merit Hill,
Series 2020-HILL, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.223%(c)	08/15/37	347	$348,197
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
0.874%(c)	04/15/38	900	900,564
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.199%(cc)	10/15/48	4,253	151,950
Morgan Stanley Capital I Trust,
Series 2018-BOP, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.923%(c)	08/15/33	2,409	2,408,583
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,291,196
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/36	400	401,060
RETL Trust,
Series 2019-RVP, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.173%(c)	03/15/36	110	109,479
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.873%(c)	04/15/36	300	300,087
UBS Commercial Mortgage Trust,
Series 2017-C07, Class XA, IO
1.177%(cc)	12/15/50	4,117	203,773
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63	824	846,131
Series 2012-C03, Class AS, 144A
3.814%	08/10/49	300	310,180
Series 2013-C06, Class A3FL, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.790%)
0.865%(c)	04/10/46	1,145	1,141,517
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.125%(cc)	11/15/48	3,936	138,699
Series 2018-C46, Class XA, IO
1.103%(cc)	08/15/51	3,811	171,320
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.273%(c)	05/15/31	1,083	1,085,714
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class AS
3.388%	11/15/45	200	205,548
Series 2014-C24, Class XA, IO
0.999%(cc)	11/15/47	2,409	59,108
Series 2014-LC14, Class XA, IO
1.431%(cc)	03/15/47	1,813	48,814

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,478,987)			41,657,175

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 6.2%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.750%	10/07/44	458	$573,850
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	550	531,285
3.000%	09/15/50	1,000	977,971
Boeing Co. (The),
Sr. Unsec’d. Notes
2.750%	02/01/26(a)	1,100	1,148,134
5.040%	05/01/27(a)	1,000	1,154,442
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47	400	475,126

			4,860,808

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47(a)	500	527,227
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26(a)	700	700,868
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	1,000	1,052,491
3.500%	07/26/26	300	321,885
3.750%	07/21/22	715	733,833
4.250%	07/21/25(a)	500	550,456
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	400	398,997

			4,285,757

Airlines — 0.1%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	192	212,715
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	418	405,345
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	1,405	1,339,432
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	1,164	1,201,380
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29(a)	1,164	1,150,083

			4,308,955

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	1,540	1,720,012

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22	675	$684,638
3.375%	11/13/25	560	580,697
4.000%	11/13/30	10	10,490
4.140%	02/15/23(a)	1,100	1,139,539
4.250%	09/20/22(a)	1,200	1,240,715
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	108,667
5.150%	04/01/38	600	730,360
5.200%	04/01/45	203	251,374
5.400%	04/01/48	385	490,206
5.950%	04/01/49(a)	400	544,591
6.750%	04/01/46	217	313,334
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23(a)	1,000	1,037,749
Sr. Unsec’d. Notes
1.250%	01/08/26(a)	640	635,753
4.150%	06/19/23	1,400	1,487,158
5.650%	01/17/29	200	243,762
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	450	533,862

			11,752,907

Banks — 1.3%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.197%(ff)	10/24/26	700	694,297
1.922%(ff)	10/24/31	900	877,213
3.194%(ff)	07/23/30	1,450	1,561,024
4.083%(ff)	03/20/51	900	1,074,162
Sub. Notes
7.750%	05/14/38	600	950,539
Sub. Notes, MTN
4.200%	08/26/24	1,620	1,778,110
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,700	1,903,451
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	1,179,733
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.007%(ff)	12/10/24(a)	600	602,239
2.645%(ff)	06/24/31	300	303,635
3.932%(ff)	05/07/25	720	776,848
Sub. Notes
3.811%(ff)	03/10/42(a)	800	844,246
4.836%	05/09/28	487	546,560
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
4.625%(ff)	02/25/31(a)(oo)	300	311,815
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	730	720,951

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes, 144A
2.588%(ff)	08/12/35(a)	600	$585,242
2.824%	01/26/41(a)	700	661,160
CIT Bank NA,
Sr. Unsec’d. Notes
2.969%(ff)	09/27/25(a)	445	467,169
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.929%(ff)	06/19/24	75	79,100
4.750%	02/16/24(a)	1,000	1,083,874
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.878%(ff)	01/24/39	1,000	1,147,705
Sub. Notes
4.600%	03/09/26	420	478,412
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	350	349,297
Credit Agricole SA (France),
Sub. Notes, 144A
2.811%	01/11/41	600	568,369
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23	1,000	1,064,631
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	900	913,880
2.222%(ff)	09/18/24	730	749,592
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23(a)	1,000	1,042,701
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
1.535%(ff)	05/25/27	500	500,528
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	2,385,402
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.200%	02/23/23(a)	600	625,810
4.017%(ff)	10/31/38	1,500	1,758,779
Sub. Notes
6.750%	10/01/37	520	757,245
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	750	752,503
2.357%(ff)	08/18/31(a)	904	904,512
4.041%(ff)	03/13/28	454	503,561
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	600	605,288
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	700	728,234
Sub. Notes, 144A, MTN
5.710%	01/15/26(a)	780	876,520

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.697%(ff)	03/16/24(a)	630	$632,012
2.525%(ff)	11/19/41	1,000	952,688
3.109%(ff)	04/22/51	900	932,969
Sub. Notes
2.956%(ff)	05/13/31	875	919,617
3.625%	12/01/27	1,700	1,867,592
3.875%	09/10/24	723	788,202
4.125%	12/15/26	1,510	1,708,886
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.438%(ff)	02/05/26	750	782,837
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.412%	07/17/25	600	606,457
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	770	860,663
5.597%(ff)	03/24/51	1,000	1,489,355
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	700	673,351
2.188%(ff)	04/28/26	500	519,365
Sub. Notes, MTN
4.875%	11/01/22	430	454,935
5.000%	11/24/25	1,000	1,153,398
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	500	499,975
4.519%(ff)	06/25/24	973	1,044,555
Sub. Notes
5.125%	05/28/24	720	799,500
Regions Bank,
Sub. Notes
6.450%	06/26/37(a)	559	791,317
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	500	503,567
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,300	1,288,905
2.625%	10/16/24	240	250,752
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	500	498,942
SVB Financial Group,
Sr. Unsec’d. Notes
3.125%	06/05/30	924	986,211
Synovus Bank,
Sr. Unsec’d. Notes
2.289%(ff)	02/10/23(a)	847	853,626
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,028	1,057,198
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,250	1,297,733
Sub. Notes, MTN
4.650%	11/04/44	500	616,122

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.750%	12/07/46	500	$631,943
Zions Bancorp NA,
Sub. Notes
3.250%	10/29/29	460	482,116

			59,659,126

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	300	341,568
4.500%	06/01/50(a)	2,000	2,438,772
4.600%	06/01/60	400	492,244
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50	300	337,940
4.985%	05/25/38	500	636,747

			4,247,271

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	435	561,795
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	1,300	1,185,074

			1,746,869

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/31(a)	500	515,995
3.377%	04/05/40(a)	600	631,379
3.577%	04/05/50	575	610,343
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	850	960,407

			2,718,124

Chemicals — 0.1%
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.832%	10/15/27	1,000	998,087
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27(a)	1,000	1,091,244
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	850	849,167
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22(a)	1,400	1,449,208
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30	500	527,788

			4,915,494

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	08/04/46	800	$950,224
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
5.450%	06/15/23	830	900,340
6.020%	06/15/26(a)	1,300	1,559,156
6.200%	07/15/30(a)	353	453,860
8.350%	07/15/46	300	490,814

			4,354,394

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	05/26/22	338	345,897
4.625%	10/15/27(a)	1,000	1,117,230
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	07/01/22(a)	800	815,022
3.125%	12/01/30(a)	1,140	1,159,151
Sr. Unsec’d. Notes, MTN
0.700%	02/15/24(a)	640	636,928
2.875%	01/15/26	400	420,698
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	271	275,267
5.125%	09/30/24	500	563,605
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.250%	04/15/26	1,072	1,162,379
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
3.500%	09/10/49(a)	400	445,836
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	270	300,213
3.900%	01/29/24	1,000	1,079,031
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	750	848,885
GE Capital Funding LLC,
Gtd. Notes
3.450%	05/15/25(a)	600	652,348
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	525	630,561
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	396	405,319
4.375%	03/19/24	474	516,232
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	552	584,407
4.250%	06/09/23(a)	1,200	1,279,484

			13,238,493

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
1.375%	01/15/26(a)	430	$425,717
2.450%	01/15/31(a)	1,060	1,049,775
3.300%	07/15/25	950	1,015,945
3.950%	07/15/30	1,845	2,020,826
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	1,000	1,092,693
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	400	490,319
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	1,000	970,946
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	500	517,530
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	445,126
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	1,368,405
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	700	849,446
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21	1,200	1,203,422
3.071%	08/15/24	350	371,298
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	500	628,717
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30(a)	1,300	1,417,339
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/49(a)	500	573,165
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	377	481,312
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	281	277,423
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26(a)	400	437,434
4.750%	06/15/46	710	847,429
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	473	520,488
4.700%	04/15/50(a)	1,100	1,388,940
5.100%	06/15/45	500	655,056
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	1,300	1,313,688
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30(a)	700	672,002

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.700%	09/01/24	643	$692,452
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	1,059,045
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	600	664,531
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,077,705
4.100%	06/15/30	100	112,159
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38(a)	700	780,834
4.000%	02/01/48	700	784,964
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	250	289,988
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	581,003
4.350%	05/15/44	200	241,242
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	500	598,613
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
2.268%(c)	05/15/67	1,300	1,204,767
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49	400	432,401

			29,554,145

Electronics — 0.0%
Vontier Corp.,
Gtd. Notes, 144A
2.950%	04/01/31	600	602,323

Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38	500	635,944
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)	600	666,290
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	900	903,212
6.600%	04/01/50	181	281,280

			2,486,726

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	631	626,237
2.950%	09/01/29	500	529,249

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
3.600%	05/01/30	500	$553,553
3.950%	03/30/48(a)	700	799,995
4.800%	02/15/44	223	276,527
5.250%	02/15/43	250	325,704
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	500	493,666
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47	500	588,968
Gtd. Notes, Series 20-A
1.750%	01/15/31	700	665,372

			4,859,271

Healthcare-Products — 0.0%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30	500	516,901
4.700%	03/01/49(a)	500	639,988
7.000%	11/15/35	300	423,976

			1,580,865

Healthcare-Services — 0.1%
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30(a)	1,525	1,567,294
4.250%	12/15/27	90	94,944
Fred Hutchinson Cancer Research Center,
Unsec’d. Notes, Series 2020
3.949%	01/01/50	108	126,230
HCA, Inc.,
Sr. Sec’d. Notes
5.250%	06/15/49	220	280,803
South Nassau Communities Hospital,
Unsec’d. Notes, Series 2018
4.649%	08/01/48	350	427,799
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60	500	515,343
4.625%	07/15/35	480	607,764
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30(a)	1,490	1,497,330

			5,117,507

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A
3.200%	09/16/40(a)	742	765,258
American International Group, Inc.,
Jr. Sub. Notes, Series A-9
5.750%(ff)	04/01/48	600	682,923
Sr. Unsec’d. Notes
4.375%	06/30/50(a)	450	548,005
4.500%	07/16/44	500	606,915
4.800%	07/10/45	500	626,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31	400	$408,672
3.833%	03/11/51	600	646,520
Aon PLC,
Gtd. Notes
4.450%	05/24/43	500	592,923
Athene Global Funding,
Sec’d. Notes, 144A
0.950%	01/08/24(a)	800	802,308
1.450%	01/08/26(a)	1,000	1,000,018
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
2.375%	03/15/31(a)	1,754	1,753,628
Empower Finance 2020 LP (Canada),
Gtd. Notes, 144A
1.357%	09/17/27	1,810	1,786,988
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	1,600	1,834,357
5.000%	04/20/48	1,757	2,241,317
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	1,000	1,044,040
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
3.700%	01/22/70	300	311,361
4.850%	01/24/77(a)	550	702,188
4.875%	06/19/64	150	192,555
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	593,757
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39(a)	1,000	1,509,625
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	500	574,293
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50(a)	1,000	1,057,890
5.125%	01/30/43(a)	520	665,757
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.750%	05/07/25(a)	1,000	1,052,227
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	597,331
4.900%	09/15/44	215	277,240
Voya Financial, Inc.,
Gtd. Notes
4.700%(ff)	01/23/48	450	473,661
4.800%	06/15/46	200	253,195
5.700%	07/15/43	350	480,987

			24,082,589

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.0%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	$196,632
3.150%	02/09/51	200	196,774
3.250%	02/09/61	700	677,786
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60	200	194,243
3.575%	04/11/26	200	219,093

			1,484,528

Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26(a)	1,200	1,193,910

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30(a)	500	531,773

Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
3.200%	06/15/25	475	506,129

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	1,500	1,492,739
3.850%	04/01/61	450	442,352
4.800%	03/01/50	400	460,843
4.908%	07/23/25	720	816,391
5.375%	05/01/47	260	318,818
6.484%	10/23/45	400	552,084
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62	900	821,394
4.500%	01/15/43	500	619,705
4.950%	10/15/58	780	1,079,167
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	379,064
6.550%	05/01/37	200	271,936
6.750%	06/15/39	500	699,999
7.300%	07/01/38	150	218,270
Walt Disney Co. (The),
Gtd. Notes
3.800%	05/13/60(a)	800	940,375

			9,113,137

Mining — 0.0%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	650	943,178

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27(a)	500	$550,036
Trane Technologies Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43	150	216,784
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	150	188,466
4.650%	11/01/44	395	500,126

			1,455,412

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	100	106,703
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	300	311,179
3.900%	02/01/25	500	544,370
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47(a)	400	498,934
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	1,000	1,054,614
4.250%	04/15/27	250	279,547
ConocoPhillips Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	315	428,242
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	491	505,502
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	700	779,769
5.600%	02/15/41	500	625,313
7.300%	08/15/31	200	271,044
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	500	537,978
4.750%	09/15/44	500	592,344
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29(a)	498	499,815
4.400%	08/15/49	72	69,201
6.600%	03/15/46	550	653,166
7.500%	05/01/31	167	210,553
7.875%	09/15/31	400	515,229
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24	539	599,863
Ovintiv, Inc.,
Gtd. Notes
8.125%	09/15/30	600	817,410
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	60	63,246

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Gtd. Notes, MTN
6.875%	08/04/26	385	$420,532
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.850%	06/01/39	500	730,022

			11,114,576

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	1,750	2,098,229
4.550%	03/15/35	1,281	1,552,521
4.875%	11/14/48	1,000	1,296,665
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
2.125%	08/06/50(a)	1,200	1,047,314
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28(a)	900	1,032,208
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	500	523,646
4.685%	12/15/44(a)	362	451,406
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49	530	669,409
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	107	119,935
4.800%	07/15/46(a)	500	632,934
4.900%	12/15/48	400	516,999
Sr. Unsec’d. Notes
3.400%	03/15/50	300	312,064
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	246	247,440
5.272%	08/28/23(a)	314	338,495
5.900%	08/28/28(a)	662	775,075
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	500	612,279
Viatris, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30	213	215,243
4.000%	06/22/50	800	847,731

			13,289,593

Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.850%(ff)	05/21/43	594	551,019
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	567	639,880
5.500%	12/01/46	550	737,566
Sub. Notes, Series 20-A
5.750%(ff)	07/15/80	400	447,342

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Sr. Unsec’d. Notes
4.500%	04/15/24	282	$307,135
5.400%	10/01/47	267	316,027
Sr. Unsec’d. Notes, Series 5Y
4.200%	09/15/23	885	946,286
Enterprise Products Operating LLC,
Gtd. Notes
4.250%	02/15/48	600	690,145
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	1,500	1,517,061
2.650%	08/15/30	1,000	1,010,774
3.375%	03/15/23(a)	760	794,412
4.000%	02/15/25	220	240,105
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	907	925,555
3.800%	09/15/30	429	459,428
5.150%	06/01/42	392	439,683
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	950	1,096,100
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24(a)	960	965,230
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26(a)	612	665,355
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	126	135,849
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.100%
2.288%(c)	01/13/23(a)	1,086	1,084,403
Sr. Unsec’d. Notes
4.000%	07/01/22	317	322,104
5.300%	02/01/30(a)	450	505,354
5.450%	04/01/44	1,000	1,076,460
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	410	445,706
5.100%	09/15/45	500	620,777
5.400%	03/04/44	400	506,233

			17,445,989

Real Estate Investment Trusts (REITs) — 0.5%
Agree LP,
Gtd. Notes
2.900%	10/01/30	500	521,780
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.000%	05/18/51	500	490,709
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25	500	535,267

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23(a)	1,342	$1,402,024
4.100%	10/01/24	197	213,559
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,460	1,586,107
4.050%	07/01/30	1,028	1,152,630
4.125%	06/15/26	502	559,664
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	206	207,598
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.950%	01/15/24	700	751,078
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	750	808,161
Lexington Realty Trust,
Gtd. Notes
2.700%	09/15/30(a)	351	357,544
4.400%	06/15/24	513	556,329
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	2,300	2,323,266
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	04/15/51	600	626,986
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33	891	888,614
3.375%	02/01/31(a)	868	891,850
3.625%	10/01/29	500	534,863
4.375%	08/01/23	91	97,050
4.500%	01/15/25(a)	490	535,830
5.250%	01/15/26	565	644,747
Retail Properties of America, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/25	992	1,057,081
4.750%	09/15/30	1,305	1,442,387
SBA Tower Trust,
Asset Backed, 144A
1.884%	07/15/50	494	500,119
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	487	513,853
4.250%	02/01/26	450	489,369
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32	200	198,323
STORE Capital Corp.,
Sr. Unsec’d. Notes
2.750%	11/18/30	365	368,646
UDR, Inc.,
Gtd. Notes, MTN
2.100%	08/01/32	300	288,268
2.100%	06/15/33	700	669,559

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes
4.750%	11/15/30	300	$357,203
4.875%	04/15/49(a)	600	743,406
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	148	150,513
2.850%	12/15/32	72	75,299
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24(a)	1,383	1,512,613

			24,052,295

Retail — 0.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	510	500,666
Advance Auto Parts, Inc.,
Gtd. Notes
3.900%	04/15/30(a)	700	782,676
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30(a)	561	583,832
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	161	190,604
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30(a)	500	568,790
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	900	993,265
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.500%	12/06/48	400	519,944
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	800	878,806
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45	500	643,697
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31(a)	2,090	2,009,554
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26(a)	700	685,681
1.875%	04/15/31	950	920,876
4.700%	04/15/27	111	128,633

			9,407,024

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	400	410,487
3.750%	02/15/51(a)	350	365,758

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27(a)	1,485	$1,676,835

			2,453,080

Software — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	233	231,543
2.000%	06/30/30	350	345,093
2.950%	09/15/29	422	451,306

			1,027,942

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.650%	06/01/51(a)	1,000	1,045,093
3.850%	06/01/60	300	316,454
4.500%	05/15/35	300	352,075
Sr. Unsec’d. Notes, 144A
3.550%	09/15/55	303	303,613
3.800%	12/01/57	2,909	3,039,901
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	450	478,385
3.875%	11/15/29	500	536,299
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.600%	11/15/60	500	510,496
4.500%	04/15/50	300	356,881
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	936	957,664
3.550%	03/22/51	300	320,567
3.700%	03/22/61	1,000	1,072,531
4.000%	03/22/50	1,300	1,496,112
4.329%	09/21/28	500	581,148
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.250%	09/17/50(a)	1,000	1,164,052
4.375%	05/30/28	300	348,978
5.250%	05/30/48(a)	800	1,048,677

			13,928,926

Transportation — 0.0%
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	200	229,300
4.250%	11/01/66	100	123,743
4.500%	03/15/49	100	125,010
4.650%	03/01/68	400	525,044

			1,003,097

TOTAL CORPORATE BONDS (cost $278,509,573)			293,322,213

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 0.0%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	$799,660

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series E-2
2.850%	02/01/24	745	788,389
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.670%	03/15/23	615	638,235

			1,426,624

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	238,962

TOTAL MUNICIPAL BONDS (cost $2,256,249)			2,465,246

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
BCAP LLC Trust,
Series 2010-RR02, Class 5A2, 144A
5.000%(cc)	12/26/36	26	25,642
Series 2012-RR05, Class 8A5, 144A
0.499%(cc)	07/26/36	13	12,533
CFMT LLC,
Series 2021-HB05, Class A, 144A
0.801%(cc)	02/25/31	895	894,724
Citigroup Mortgage Loan Trust,
Series 2014-08, Class 2A1, 144A
3.450%(cc)	06/27/37	459	449,123
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	181	178,203
Series 2015-01R, Class 6A1, 144A, 1 Month LIBOR + 0.280% (Cap 11.500%, Floor 0.280%)
0.372%(c)	05/27/37	459	426,270
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	569	583,728
Fannie Mae REMICS,
Series 2005-047, Class SW, IO, 1 Month LIBOR x (1) + 6.720% (Cap 6.720%, Floor 0.000%)
6.629%(c)	06/25/35	1,145	199,468
Series 2005-079, Class ZC
5.900%	09/25/35	62	69,683
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1) + 6.640% (Cap 6.640%, Floor 0.000%)
6.549%(c)	12/25/36	1,017	229,605
Series 2007-040, Class SE, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.349%(c)	05/25/37	560	112,851
Series 2010-095, Class ZC
5.000%	09/25/40	609	689,490
Series 2010-135, Class ZA
4.500%	12/25/40	120	134,440

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2010-150, Class ZC
4.750%	01/25/41	291	$322,204
Series 2011-004, Class PZ
5.000%	02/25/41	99	116,913
Series 2012-009, Class SH, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.459%(c)	06/25/41	44	3,586
Series 2012-014, Class JS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.559%(c)	12/25/30	41	2,292
Series 2012-067, Class AI, IO
4.500%	07/25/27	204	10,772
Series 2012-100, Class WI, IO
3.000%	09/25/27	165	10,129
Series 2012-149, Class DA
1.750%	01/25/43	209	211,812
Series 2012-149, Class GA
1.750%	06/25/42	226	230,066
Series 2013-051, Class GI, IO
3.000%	10/25/32	172	12,184
Series 2013-133, Class IB, IO
3.000%	04/25/32	86	3,659
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.959%(c)	01/25/44	39	5,849
Series 2013-44, Class DJ
1.850%	05/25/33	502	515,153
Series 2015-042, Class IL, IO
6.000%	06/25/45	304	54,189
Series 2015-070, Class JC
3.000%	10/25/45	462	490,246
Series 2017-030, Class AI, IO
5.500%	05/25/47	182	31,611
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	178	208,053
Series 2935, Class ZK
5.500%	02/15/35	294	334,121
Series 2996, Class ZD
5.500%	06/15/35	128	147,463
Series 3115, Class SM, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.527%(c)	02/15/36	698	142,471
Series 3237, Class C
5.500%	11/15/36	172	190,653
Series 3871, Class KB
5.500%	06/15/41	226	259,646
Series 3955, Class YI, IO
3.000%	11/15/21	6	23
Series 4055, Class BI, IO
3.500%	05/15/31	86	3,678
Series 4135, Class AB
1.750%	06/15/42	170	173,417
Series 4149, Class IO, IO
3.000%	01/15/33	87	9,168
Series 4314, Class AI, IO
5.000%	03/15/34	28	1,606

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4386, Class AZ
4.500%	11/15/40	527	$597,100
Series 4427, Class LI, IO
3.500%	02/15/34	183	12,127
Series 4471, Class PA
4.000%	12/15/40	302	324,584
Series 4683, Class LM
3.000%	05/15/47	288	305,645
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	689	751,084
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000% (Cap 10.000%, Floor 0.000%)
9.813%(c)	12/20/40	174	205,145
Series 2010-160, Class DY
4.000%	12/20/40	390	434,937
Series 2010-170, Class B
4.000%	12/20/40	88	96,847
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.007%(c)	07/20/41	51	9,755
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.757%(c)	05/20/61	2	2,313
Series 2013-124, Class ES, 1 Month LIBOR x (1) + 8.667% (Cap 8.667%, Floor 0.000%)
8.542%(c)	04/20/39	15	15,062
Series 2013-149, Class MA
2.500%	05/20/40	417	429,064
Series 2014-02, Class BA
3.000%	01/20/44	123	131,460
Series 2014-25, Class HC
3.000%	02/20/44	78	83,248
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.387%(c)	05/20/63	4	4,385
Series 2015-H13, Class HA
2.500%	08/20/64	23	23,200
Series 2016-69, Class WA
3.000%	02/20/46	103	108,305
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.507%(c)	12/20/62	6	6,138
Series 2017-134, Class BA
2.500%	11/20/46	269	279,550
Series 2017-139, Class BA
3.000%	09/20/47	441	467,923
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate CMT + 0.350% (Cap 15.000%, Floor 0.350%)
0.400%(c)	08/20/66	1,059	1,048,727
Series 2019-153, Class FB, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.543%(c)	12/20/49	477	482,027
Series 2019-23, Class NF, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.543%(c)	02/20/49	175	176,315

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-32, Class GF, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.493%(c)	03/20/50	455	$458,127
Lanark Master Issuer PLC (United Kingdom),
Series 2019-02A, Class 1A, 144A
2.710%	12/22/69	1,218	1,238,706
MetLife Securitization Trust,
Series 2019-01A, Class A1A, 144A
3.750%(cc)	04/25/58	399	411,193
Provident Funding Mortgage Trust,
Series 2019-01, Class A3, 144A
3.000%(cc)	12/25/49	7	7,347
RMF Buyout Issuance Trust,
Series 2020-HB01, Class A1, 144A
1.719%(cc)	10/25/50	700	697,578
Seasoned Credit Risk Transfer Trust,
Series 2018-03, Class M55D
4.000%(cc)	08/25/57	544	594,135
Thornburg Mortgage Securities Trust,
Series 2003-04, Class A1, 1 Month LIBOR + 0.640% (Cap 11.500%, Floor 0.640%)
0.732%(c)	09/25/43	440	448,389

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $16,843,200)			17,347,140

SOVEREIGN BONDS — 0.1%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.450%	04/15/70	200	236,273
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50	200	231,556
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	650	671,856
4.600%	01/23/46	695	748,000
5.000%	04/27/51	200	227,660
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	1,500	1,532,233
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	200	243,497

TOTAL SOVEREIGN BONDS (cost $3,753,272)			3,891,075

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Mortgage Corp.
0.125%	07/25/22	559	559,137
0.375%	04/20/23	56	56,136
2.500%	07/01/50	609	634,485
3.000%	11/01/33	1,321	1,402,247
3.000%	02/01/34	1,635	1,720,659
3.000%	04/01/34	130	137,729
3.000%	02/01/48	22	22,696
3.000%	11/01/49	1,017	1,079,346

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	11/01/49	1,507	$1,601,313
3.000%	02/01/50	573	607,292
3.000%	04/01/50	1,416	1,491,726
3.000%	06/01/50	635	674,159
3.000%	08/01/50	2,601	2,772,981
3.500%	02/01/34	234	252,438
3.500%	10/01/49	130	140,168
3.500%	12/01/49	338	361,040
3.500%	03/01/50	253	266,128
4.000%	10/01/34	111	118,734
4.000%	01/01/36	1,024	1,112,858
4.000%	05/01/38	597	639,825
4.000%	02/01/42	514	565,323
4.000%	07/01/42	1,083	1,191,416
4.000%	09/01/42	81	88,888
4.000%	11/01/42	552	603,048
4.000%	09/01/43	344	378,450
4.000%	02/01/45	181	199,159
4.000%	05/01/45	65	70,479
4.000%	04/01/46	9	9,905
4.000%	04/01/46	23	24,911
4.000%	04/01/46	351	381,486
4.000%	10/01/47	7	7,582
4.000%	04/01/48	24	25,266
4.000%	06/01/48	321	349,908
4.500%	05/01/39	100	111,174
4.500%	09/01/39	30	33,140
4.500%	10/01/39	161	180,082
4.500%	10/01/39	721	801,340
4.500%	08/01/40	89	99,241
4.500%	11/01/40	130	144,930
4.500%	01/01/41	136	152,038
4.500%	03/01/41	40	44,051
4.500%	04/01/41	63	70,116
4.500%	01/01/42	49	54,226
4.500%	12/01/48	1,048	1,138,846
6.250%	07/15/32	48	70,538
6.750%	03/15/31	81	119,044
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.247%, Floor 1.750%)
2.597%(c)	07/01/41	248	261,340
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.471%, Floor 1.750%)
2.179%(c)	12/01/40	124	130,292
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.897% (Cap 7.547%, Floor 1.897%)
2.509%(c)	10/01/42	30	31,683
Federal National Mortgage Assoc.
0.500%	06/17/25	148	146,881
0.500%	11/07/25	3,585	3,545,609
0.625%	04/22/25	119	118,865
1.375%	09/06/22	322	326,672
1.500%	TBA	800	809,641
1.500%	TBA	1,100	1,111,818
1.875%	09/24/26	132	138,423
2.000%	TBA	800	825,141
2.000%	TBA	7,850	7,926,047
2.000%	TBA	12,050	12,143,199

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.125%	04/24/26	186	$197,128
2.500%	TBA	3,450	3,561,586
2.500%	TBA	3,950	4,085,473
2.500%	04/01/37	2,143	2,219,770
2.500%	10/01/37	253	262,452
2.500%	07/01/50	3,461	3,605,693
2.500%	09/01/50	2,438	2,549,497
2.500%	01/01/51	1,400	1,453,185
2.500%	05/01/51	600	625,313
2.500%	05/01/51	794	828,058
2.500%	06/01/51	1,195	1,250,357
2.875%	09/12/23	427	451,142
3.000%	08/01/27	18	19,529
3.000%	08/01/27	19	19,876
3.000%	10/01/27	65	68,264
3.000%	11/01/27	20	20,620
3.000%	12/01/27	33	34,756
3.000%	01/01/28	31	32,758
3.000%	02/01/28	30	31,439
3.000%	03/01/28	32	33,450
3.000%	04/01/28	29	30,383
3.000%	05/01/28	34	35,463
3.000%	06/01/28	33	34,318
3.000%	07/01/28	31	32,531
3.000%	08/01/28	36	37,895
3.000%	09/01/28	36	38,366
3.000%	01/01/29	33	35,207
3.000%	03/01/29	39	40,909
3.000%	12/01/32	230	243,516
3.000%	03/01/33	84	89,911
3.000%	12/01/34	85	90,807
3.000%	12/01/34	296	316,377
3.000%	01/01/35	510	544,459
3.000%	03/01/48	46	47,913
3.000%	11/01/49	375	393,993
3.000%	12/01/49	958	1,018,520
3.000%	02/01/50	371	391,816
3.000%	03/01/50	1,220	1,291,381
3.000%	04/01/50	3,901	4,119,478
3.000%	05/01/50	68	72,386
3.000%	07/01/50	591	628,529
3.000%	07/01/50	1,820	1,919,477
3.000%	07/01/50	2,070	2,188,029
3.000%	08/01/50	3,024	3,204,662
3.500%	TBA	3,400	3,580,957
3.500%	TBA	5,000	5,262,988
3.500%	07/01/32	844	899,362
3.500%	07/01/34	79	84,861
3.500%	07/01/34	231	247,699
3.500%	08/01/34	283	304,273
3.500%	09/01/37	155	164,298
3.500%	01/01/46	62	66,580
3.500%	08/01/47	147	155,149
3.500%	09/01/47	74	78,135
3.500%	10/01/47	310	328,262
3.500%	11/01/47	92	97,038
3.500%	01/01/48	350	379,817
3.500%	02/01/48	1,888	1,998,575

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	06/01/49	1,700	$1,799,770
3.500%	06/01/49	7,640	8,061,140
3.500%	01/01/51	2,997	3,148,455
4.000%	11/01/31	60	65,356
4.000%	11/01/40	86	94,965
4.000%	10/01/43	193	212,139
4.000%	03/01/46(k)	804	878,463
4.000%	12/01/47	156	166,366
4.500%	03/01/39	220	239,912
4.500%	06/01/39	123	133,775
4.500%	08/01/39	294	319,893
4.500%	11/01/39	94	104,346
4.500%	12/01/40	86	96,038
4.500%	02/01/41	137	152,859
4.500%	10/01/44	106	117,525
4.500%	10/01/45	127	138,834
4.500%	02/01/46	159	177,494
4.500%	06/01/46	43	46,755
4.500%	10/01/46	46	50,118
4.500%	11/01/46	42	45,729
4.500%	12/01/46	83	91,013
4.500%	01/01/47	25	26,748
4.500%	01/01/47	29	31,691
4.500%	02/01/47	39	42,150
4.500%	08/01/49	1,341	1,444,494
5.000%	06/01/39	176	199,276
5.000%	02/01/49	1,670	1,875,558
5.255%(cc)	08/01/41	125	139,070
5.625%	07/15/37	31	46,972
6.500%	10/01/37	450	534,554
6.602%(cc)	02/01/39	79	87,970
7.125%	01/15/30	166	241,850
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.707%, Floor 1.800%)
2.175%(c)	01/01/42	70	74,380
Federal National Mortgage Assoc., 12 Month LIBOR + 1.801% (Cap 8.536%, Floor 1.801%)
2.368%(c)	12/01/40	141	148,894
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.690%, Floor 1.818%)
2.193%(c)	02/01/42	28	29,894
Government National Mortgage Assoc.
2.000%	TBA	4,500	4,574,707
2.000%	TBA	6,050	6,161,547
2.500%	TBA	700	723,105
2.500%	TBA	2,000	2,069,688
2.500%	01/20/51	930	965,448
2.500%	03/20/51	4,871	5,045,246
3.000%	TBA	1,700	1,773,744
3.000%	TBA	5,150	5,371,390
3.000%	12/20/49	24	24,828
3.000%	04/20/50	402	420,509
3.000%	07/20/50	2,679	2,800,101
3.000%	05/20/51	2,591	2,718,803
3.500%	TBA	1,150	1,207,837
3.500%	TBA	4,150	4,356,446
3.500%	05/20/43	478	512,610
3.500%	03/20/44	4	4,517

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	04/20/46	23	$24,488
3.500%	05/20/46	8	8,256
3.500%	05/20/46	11	11,276
3.500%	05/20/46	18	19,051
3.500%	05/20/46	19	20,472
3.500%	05/20/46	27	29,308
3.500%	05/20/46	33	35,493
3.500%	06/20/46	19	20,026
3.500%	06/20/46	20	20,923
3.500%	06/20/46	21	22,641
3.500%	06/20/46	24	25,388
3.500%	06/20/46	72	77,379
3.500%	07/20/46	1,514	1,675,679
3.500%	12/20/49	8	8,719
3.500%	12/20/49	14	15,601
3.500%	12/20/49	22	23,110
3.500%	12/20/49	29	31,400
3.500%	01/20/50	2,873	3,012,829
3.500%	04/20/50	645	677,399
3.500%	05/20/50	970	1,018,936
4.000%	10/20/40	70	76,446
4.000%	02/20/41	14	15,305
4.000%	03/20/41	308	337,231
4.000%	10/20/41	225	246,792
4.000%	08/20/43	23	25,339
4.000%	08/20/45	251	271,564
4.000%	01/15/47	19	20,881
4.000%	01/15/47	40	44,126
4.000%	05/20/49	206	220,030
4.500%	04/20/35	17	19,292
4.500%	08/15/39	62	69,140
4.500%	09/15/39	300	337,910
4.500%	09/20/39	4	4,078
4.500%	10/15/39	23	25,935
4.500%	11/15/39	12	13,248
4.500%	11/15/39	19	20,800
4.500%	11/20/39	2	1,968
4.500%	02/15/40	38	42,352
4.500%	03/15/40	62	70,346
4.500%	06/15/40	36	40,434
4.500%	06/15/40	327	368,491
4.500%	07/15/40	3	3,391
4.500%	10/15/40	11	12,536
4.500%	05/20/41	2	2,601
4.500%	05/20/41	10	11,466
4.500%	06/20/41	10	11,005
4.500%	08/20/41	655	724,433
4.500%	11/20/41	2	2,621
4.500%	02/20/42	3	2,861
4.500%	05/20/42	18	19,682
4.500%	06/20/43	3	3,822
4.500%	06/20/44	3	3,679
4.500%	10/20/44	3	3,555
4.500%	01/20/45	3	3,465
4.500%	03/20/46	5	5,893
4.500%	05/20/46	4	4,524
4.500%	09/20/46	5	5,817
5.000%	11/15/33	4	4,946

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.000%	05/15/34	183	$207,738
5.000%	06/15/40	55	64,184
5.000%	04/20/48	241	264,706
5.000%	05/20/49	153	165,066
5.500%	04/20/49	38	41,862
6.000%	05/15/40	415	493,337

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $171,491,399)			172,834,205

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bonds
1.125%	05/15/40	8,540	7,373,584
1.125%	08/15/40	8,868	7,629,509
1.250%	05/15/50	1,411	1,151,949
1.375%	11/15/40	6,493	5,832,540
1.375%	08/15/50	4,854	4,091,012
1.625%	11/15/50	6,561	5,890,548
1.875%	02/15/41(a)	40,927	40,076,487
1.875%	02/15/51(a)	3,304	3,152,739
2.000%	02/15/50	4,336	4,258,765
2.250%	05/15/41	8,854	9,213,694
2.250%	08/15/46	78	80,620
2.250%	08/15/49	32	33,140
2.375%	11/15/49	614	653,622
2.375%	05/15/51	30,905	32,995,916
2.500%	02/15/45	66	71,373
2.500%	02/15/46	306	331,388
2.500%	05/15/46	719	778,655
2.750%	11/15/42	1	1,125
2.750%	08/15/47	31	35,243
2.750%	11/15/47	385	438,058
2.875%	05/15/43	613	704,471
2.875%	08/15/45	33,130	38,291,033
2.875%	11/15/46	591	685,560
2.875%	05/15/49	3,934	4,605,239
3.000%	11/15/44	1	1,177
3.000%	05/15/45	193	227,529
3.000%	11/15/45	47	55,548
3.000%	02/15/47	3,561	4,228,687
3.000%	05/15/47	158	187,773
3.000%	02/15/48	2,875	3,425,293
3.000%	08/15/48	111	132,472
3.000%	02/15/49	18	21,541
3.125%	05/15/48	412	502,318
3.375%	11/15/48	1	1,276
3.625%	08/15/43	320	411,800
3.625%	02/15/44	162	209,258
3.875%	08/15/40	14	18,392
4.250%	11/15/40	23	31,700
4.375%	02/15/38	536	737,084
4.375%	05/15/40	72	100,530
4.375%	05/15/41	591	829,616
5.000%	05/15/37	9	13,109
5.250%	11/15/28	683	875,947
5.250%	02/15/29	25	32,195
5.375%	02/15/31	258	350,477
6.125%	11/15/27	651	851,996

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/22	5,429	$5,624,637
0.125%	01/15/23	6,831	7,134,804
0.125%	07/15/24	5,869	6,311,253
0.125%	10/15/24	4,750	5,119,630
0.125%	04/15/25	3,860	4,167,022
0.125%	10/15/25	4,802	5,228,877
0.125%	04/15/26	4,593	4,998,498
0.125%	07/15/26	4,677	5,124,671
0.125%	01/15/30	5,050	5,544,837
0.125%	07/15/30	5,487	6,055,819
0.125%	01/15/31	6,008	6,613,199
0.125%	02/15/51	1,331	1,460,136
0.250%	01/15/25	5,911	6,399,480
0.250%	07/15/29	4,548	5,060,327
0.250%	02/15/50	1,968	2,224,805
0.375%	07/15/23	6,687	7,111,707
0.375%	07/15/25	5,755	6,321,676
0.375%	01/15/27	4,546	5,034,685
0.375%	07/15/27	4,651	5,189,274
0.500%	04/15/24	3,321	3,579,425
0.500%	01/15/28	5,183	5,811,949
0.625%	04/15/23	5,692	6,019,142
0.625%	01/15/24	6,433	6,928,849
0.625%	01/15/26	4,853	5,392,137
0.625%	02/15/43	2,050	2,446,793
0.750%	07/15/28	4,454	5,113,118
0.750%	02/15/42	2,770	3,370,964
0.750%	02/15/45	3,214	3,957,306
0.875%	01/15/29	3,732	4,320,189
0.875%	02/15/47	2,130	2,737,549
1.000%	02/15/46	1,662	2,171,049
1.000%	02/15/48	1,382	1,841,200
1.000%	02/15/49	1,320	1,775,008
1.375%	02/15/44	2,836	3,908,534
1.750%	01/15/28	1,930	2,332,672
2.000%	01/15/26	2,442	2,874,593
2.125%	02/15/40	1,012	1,506,639
2.125%	02/15/41	1,596	2,403,884
2.375%	01/15/25	3,538	4,110,529
2.375%	01/15/27	1,984	2,430,699
2.500%	01/15/29	1,777	2,289,958
3.375%	04/15/32	922	1,360,937
3.625%	04/15/28	1,937	2,612,250
3.875%	04/15/29	2,386	3,357,437
U.S. Treasury Notes
0.125%	05/31/22	1	1,000
0.125%	06/30/22	7,134	7,135,951
0.125%	07/31/22	12,085	12,087,360
0.125%	10/31/22	1,121	1,120,650
0.125%	11/30/22	4,564	4,561,861
0.125%	12/31/22	526	525,630
0.125%	01/31/23	1,495	1,493,657
0.125%	02/28/23(a)	4,601	4,595,788
0.125%	03/31/23(a)	9,595	9,581,132
0.125%	04/30/23	4,644	4,635,837
0.125%	05/15/23	87	86,837
0.125%	05/31/23	6,619	6,605,038

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
0.125%	06/30/23	4,677	$4,665,673
0.125%	07/15/23	1,713	1,708,584
0.125%	08/15/23	156	155,537
0.125%	09/15/23	1,545	1,539,448
0.125%	10/15/23	374	372,393
0.125%	12/15/23	1,772	1,762,725
0.125%	01/15/24	8,743	8,691,088
0.125%	02/15/24(a)	5,527	5,491,593
0.250%	04/15/23	1	1,001
0.250%	11/15/23	13,364	13,343,119
0.250%	03/15/24	6,401	6,375,996
0.250%	05/15/24	19,974	19,867,888
0.250%	06/15/24	4,654	4,626,003
0.250%	05/31/25(a)	683	671,634
0.250%	07/31/25	10,656	10,453,703
0.250%	08/31/25	4,580	4,488,400
0.250%	09/30/25	6,968	6,821,019
0.250%	10/31/25	5,919	5,787,210
0.375%	04/15/24	10,344	10,331,878
0.375%	11/30/25	5,446	5,348,142
0.375%	12/31/25	2,638	2,587,713
0.375%	01/31/26(a)	5,717	5,603,107
0.375%	07/31/27	1,512	1,449,394
0.500%	03/15/23	1,217	1,223,228
0.500%	03/31/25	579	576,150
0.500%	02/28/26	3,633	3,578,221
0.500%	04/30/27	975	945,598
0.500%	05/31/27	4,314	4,176,491
0.500%	10/31/27	10,584	10,177,177
0.625%	12/31/27	2,705	2,614,974
0.625%	05/15/30(a)	6,871	6,423,311
0.625%	08/15/30	938	874,099
0.750%	03/31/26	24,400	24,293,449
0.750%	04/30/26(a)	3,937	3,917,315
0.750%	05/31/26	7,957	7,912,864
0.750%	01/31/28(a)	6,145	5,982,494
0.875%	06/30/26	4,688	4,686,535
0.875%	11/15/30(a)	14,906	14,177,003
1.125%	07/31/21	661	661,542
1.125%	02/28/22	6,019	6,061,086
1.125%	02/28/25	15,261	15,539,990
1.125%	02/28/27	7,011	7,060,844
1.125%	02/29/28(a)	10,217	10,188,265
1.125%	02/15/31(a)	5,991	5,817,823
1.250%	07/31/23	5,182	5,288,372
1.250%	03/31/28	4,702	4,721,102
1.250%	04/30/28	6,928	6,951,815
1.250%	05/31/28	5,424	5,438,407
1.375%	01/31/22	4,789	4,825,666
1.375%	10/15/22	146	148,327
1.375%	02/15/23	11,754	11,980,356
1.375%	06/30/23	892	912,140
1.500%	08/31/21	3,493	3,501,187
1.500%	02/28/23	808	825,486
1.500%	10/31/24	66	68,109
1.500%	11/30/24	824	850,265
1.500%	01/31/27	1	1,028
1.500%	02/15/30	7,571	7,646,710

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.625%	11/15/22	1	$1,020
1.625%	02/15/26	1	1,037
1.625%	05/15/26	1,066	1,105,390
1.625%	08/15/29	4,183	4,278,425
1.625%	05/15/31(a)	29,275	29,732,422
1.750%	07/31/21	1,869	1,871,555
1.750%	06/30/22	8,801	8,946,079
1.750%	01/31/23	849	869,993
1.750%	12/31/24	1	1,041
1.750%	12/31/26	171	178,201
1.750%	11/15/29	725	748,449
1.875%	07/31/22	4,013	4,089,655
1.875%	08/31/22	166	169,385
1.875%	09/30/22	25	25,543
1.875%	07/31/26	1,130	1,185,264
2.000%	08/31/21	4,371	4,384,830
2.000%	11/30/22	1,382	1,417,954
2.000%	02/15/23	1	1,029
2.000%	04/30/24	667	696,702
2.000%	05/31/24	1	1,045
2.000%	02/15/25	832	873,535
2.000%	08/15/25	113	118,915
2.000%	11/15/26	1,174	1,239,267
2.125%	12/31/22	44	45,284
2.125%	02/29/24	1,176	1,230,390
2.125%	09/30/24	1	1,052
2.125%	11/30/24	1,249	1,315,548
2.125%	05/15/25	15,158	16,003,321
2.250%	01/31/24	359	376,417
2.250%	04/30/24	1,216	1,278,605
2.250%	11/15/24	478	505,336
2.250%	11/15/25	240	255,356
2.250%	08/15/27	254	271,641
2.250%	11/15/27	801	856,820
2.375%	02/29/24	1,228	1,292,758
2.375%	08/15/24	1	1,059
2.375%	05/15/27	274	294,978
2.375%	05/15/29	239	257,933
2.500%	08/15/23	71	74,350
2.500%	05/15/24	270	286,031
2.500%	01/31/25	1	1,068
2.625%	06/30/23	1	1,047
2.625%	12/31/25	790	854,002
2.625%	02/15/29	167	183,126
2.750%	07/31/23	681	716,220
2.750%	02/15/24	1	1,062
2.750%	08/31/25	1,122	1,215,091
2.750%	02/15/28	8,494	9,359,216
2.875%	09/30/23	1,105	1,168,883
2.875%	11/30/23	697	739,691
2.875%	05/31/25	1	1,086
2.875%	05/15/28	956	1,062,056
2.875%	08/15/28	67	74,506

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.125%	11/15/28(a)	27,126	$30,686,287

TOTAL U.S. TREASURY OBLIGATIONS (cost $867,036,269)			863,968,509

TOTAL LONG-TERM INVESTMENTS (cost $3,760,706,472)			4,303,315,666

		Shares
SHORT-TERM INVESTMENTS — 16.7%
AFFILIATED MUTUAL FUNDS — 16.2%
PGIM Core Ultra Short Bond Fund(wa)		493,033,661	493,033,661
PGIM Institutional Money Market Fund (cost $276,951,570; includes $276,934,363 of cash collateral for securities on loan)(b)(wa)		277,100,998	276,934,738

TOTAL AFFILIATED MUTUAL FUNDS (cost $769,985,231)			769,968,399

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.5%
U.S. Treasury Bills
0.013%	08/12/21	21,870	21,868,532

(cost $21,869,681)

TOTAL SHORT-TERM INVESTMENTS (cost $791,854,912)			791,836,931

TOTAL INVESTMENTS—107.3% (cost $4,552,561,384)			5,095,152,597
Liabilities in excess of other assets(z) — (7.3)%			(347,432,828)

NET ASSETS — 100.0%			$4,747,719,769

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $116,555 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $270,337,145; cash collateral of $276,934,363 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
54	5 Year U.S. Treasury Notes	Sep. 2021	$6,665,203	$(10,209)
12	10 Year U.S. Treasury Notes	Sep. 2021	1,590,000	823
23	20 Year U.S. Treasury Bonds	Sep. 2021	3,697,250	109,515
927	Mini MSCI EAFE Index	Sep. 2021	106,795,035	(2,780,303)
258	Mini MSCI Emerging Markets Index	Sep. 2021	17,605,920	(4,206)
233	Russell 2000 E-Mini Index	Sep. 2021	26,885,870	(127,291)
834	S&P 500 E-Mini Index	Sep. 2021	178,834,620	1,838,523

				(973,148)

Short Position:
136	2 Year U.S. Treasury Notes	Sep. 2021	29,963,563	41,146

				$(932,002)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/06/21	Morgan Stanley & Co. International PLC	CAD	1,795	$1,447,943	$1,448,059	$—	$(116)
Hong Kong Dollar,
Expiring 07/06/21	Deutsche Bank AG	HKD	41,982	5,406,219	5,407,126	—	(907)
Expiring 07/06/21	Deutsche Bank AG	HKD	26,971	3,473,139	3,473,722	—	(583)
Expiring 07/06/21	Deutsche Bank AG	HKD	3,282	422,624	422,695	—	(71)
South African Rand,
Expiring 07/06/21	Brown Brothers Harriman & Co.	ZAR	14,776	1,032,681	1,033,985	—	(1,304)

				$11,782,606	$11,785,587	$—	$(2,981)

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
12,756	09/15/23	0.250%(S)	3 Month LIBOR(2)(Q)	$(23,582)	$(34,360)	$(10,778)
817	09/15/26	0.500%(S)	3 Month LIBOR(2)(Q)	(21,955)	(20,576)	1,379
244	09/15/31	1.000%(S)	3 Month LIBOR(2)(Q)	(14,452)	(10,660)	3,792

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
90	09/15/51	1.250%(S)	3 Month LIBOR(2)(Q)	$(17,281)	$(11,212)	$6,069

				$(77,270)	$(76,808)	$462

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$—	$21,425,563
Morgan Stanley & Co. LLC	—	393,572

Total	$—	$21,819,135

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,567,884,131	$1,300,817,943	$—
Exchange-Traded Funds	3,307,869	—	—
Preferred Stocks	2,054,798	19,641,996	—
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	1,342,709	—
Consumer Loans	—	2,354,267	—
Other	—	7,695,421	—
Residential Mortgage-Backed Securities	—	1,761,146	—
Bank Loans	—	853,268	116,555
Commercial Mortgage-Backed Securities	—	41,657,175	—
Corporate Bonds	—	293,322,213	—
Municipal Bonds	—	2,465,246	—
Residential Mortgage-Backed Securities	—	17,347,140	—
Sovereign Bonds	—	3,891,075	—
U.S. Government Agency Obligations	—	172,834,205	—
U.S. Treasury Obligations	—	863,968,509	—

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$769,968,399	$—	$—
U.S. Treasury Obligation	—	21,868,532	—

Total	$2,343,215,197	$2,751,820,845	$116,555

Other Financial Instruments*
Assets
Futures Contracts	$1,990,007	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	11,240	—

Total	$1,990,007	$11,240	$—

Liabilities
Futures Contracts	$(2,922,009)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,981)	—
Centrally Cleared Interest Rate Swap Agreement	—	(10,778)	—

Total	$(2,922,009)	$(13,759)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	18.7%
Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	16.2
Banks	5.2
Insurance	3.8
U.S. Government Agency Obligations	3.6
Semiconductors & Semiconductor Equipment	3.0
Software	2.9
Pharmaceuticals	2.7
IT Services	2.4
Capital Markets	2.3
Machinery	2.2
Metals & Mining	2.1
Health Care Equipment & Supplies	1.9
Oil, Gas & Consumable Fuels	1.8
Biotechnology	1.5
Interactive Media & Services	1.5
Chemicals	1.4
Automobiles	1.4
Health Care Providers & Services	1.3
Technology Hardware, Storage & Peripherals	1.1
Specialty Retail	1.1
Electric Utilities	1.1
Food Products	1.1
Internet & Direct Marketing Retail	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Electronic Equipment, Instruments & Components	1.0
Professional Services	1.0
Household Durables	1.0
Textiles, Apparel & Luxury Goods	0.9
Commercial Mortgage-Backed Securities	0.9

Aerospace & Defense	0.8%
Diversified Financial Services	0.8
Media	0.8
Industrial Conglomerates	0.7
Real Estate Management & Development	0.7
Entertainment	0.7
Electrical Equipment	0.7
Road & Rail	0.6
Beverages	0.6
Electric	0.6
Building Products	0.6
Trading Companies & Distributors	0.6
Wireless Telecommunication Services	0.6
Life Sciences Tools & Services	0.5
Diversified Telecommunication Services	0.5
Real Estate Investment Trusts (REITs)	0.5
Hotels, Restaurants & Leisure	0.5
Household Products	0.5
Food & Staples Retailing	0.5
Multiline Retail	0.5
Consumer Finance	0.4
Construction Materials	0.4
Residential Mortgage-Backed Securities	0.4
Construction & Engineering	0.4
Pipelines	0.4
Multi-Utilities	0.4
Air Freight & Logistics	0.3
Tobacco	0.3
Communications Equipment	0.3
Telecommunications	0.3
Auto Components	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Commercial Services & Supplies	0.3%
Auto Manufacturers	0.3
Marine	0.2
Oil & Gas	0.2
Thrifts & Mortgage Finance	0.2
Airlines	0.2
Personal Products	0.2
Retail	0.2
Leisure Products	0.2
Other	0.2
Health Care Technology	0.1
Paper & Forest Products	0.1
Energy Equipment & Services	0.1
Healthcare-Services	0.1
Containers & Packaging	0.1
Gas	0.1
Computers	0.1
Agriculture	0.1
Sovereign Bonds	0.1
Independent Power & Renewable Electricity Producers	0.1
Exchange-Traded Funds	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Building Materials	0.1

Mortgage Real Estate Investment Trusts (REITs)	0.1%
Foods	0.1
Semiconductors	0.1
Consumer Loans	0.1
Municipal Bonds	0.0	*
Transportation Infrastructure	0.0	*
Healthcare-Products	0.0	*
Internet	0.0	*
Miscellaneous Manufacturing	0.0	*
Investment Companies	0.0	*
Transportation	0.0	*
Mining	0.0	*
Water Utilities	0.0	*
Electronics	0.0	*
Iron/Steel	0.0	*
Machinery-Diversified	0.0	*
Packaging & Containers	0.0	*

	107.3
Liabilities in excess of other assets	(7.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$1,838,523	*	Due from/to broker-variation margin futures	$2,911,800	*
Foreign exchange contracts	—	—		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,981
Interest rate contracts	Due from/to broker-variation margin futures	151,484	*	Due from/to broker-variation margin futures	10,209	*
Interest rate contracts	Due from/to broker-variation margin swaps	11,240	*	Due from/to broker-variation margin swaps	10,778	*

		$2,001,247			$2,935,768

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Equity contracts	$74,005,910	$—	$—
Foreign exchange contracts	—	255,275	—
Interest rate contracts	(149,821)	—	(31,185)

Total	$73,856,089	$255,275	$(31,185)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Equity contracts	$(13,800,165)	$—	$—
Foreign exchange contracts	—	(2,981)	—
Interest rate contracts	191,277	—	(2,116)

Total	$(13,608,888)	$(2,981)	$(2,116)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures	Futures
Contracts—	Contracts—	Forward Foreign
Long	Short	Currency Exchange
Positions(1)	Positions(1)	Contracts— Purchased(2)

$453,421,860	$31,997,513	$15,690,435

Forward Foreign	Interest Rate
Currency Exchange	Swap
Contracts—Sold(2)	Agreements(1)

$3,934,227	$12,902,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$270,337,145	$(270,337,145)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Brown Brothers Harriman & Co.	$—	$(1,304)	$(1,304)	$—	$(1,304)
Deutsche Bank AG	—	(1,561)	(1,561)	—	(1,561)
Morgan Stanley & Co. International PLC	—	(116)	(116)	—	(116)

	$—	$(2,981)	$(2,981)	$—	$(2,981)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)

as of June 30, 2021	Six Months Ended June 30, 2021

ASSETS
Investments at value, including securities on loan of $270,337,145:
Unaffiliated investments (cost $3,782,576,153)	$4,325,184,198
Affiliated investments (cost $769,985,231)	769,968,399
Foreign currency, at value (cost $190,063)	157,991
Cash	99,845
Receivable for investments sold	282,070,970
Dividends and interest receivable	8,455,073
Tax reclaim receivable	5,535,582
Receivable from affiliate	58,608
Due from broker-variation margin futures	16,217
Due from broker-variation margin swaps	5,547
Receivable for Portfolio shares sold	1,283
Prepaid expenses	8,837

Total Assets	5,391,562,550

LIABILITIES
Payable for investments purchased	361,034,391
Payable to broker for collateral for securities on loan	276,934,363
Payable to affiliate	1,801,261
Payable for Portfolio shares purchased	1,749,334
Management fee payable.	1,120,180
Accrued expenses and other liabilities	515,653
Due to broker-variation margin futures	488,249
Distribution fee payable	195,936
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,981
Affiliated transfer agent fee payable	433

Total Liabilities	643,842,781

NET ASSETS	$4,747,719,769

Net assets were comprised of:
Partners’ Equity	$4,747,719,769

Net asset value and redemption price per share, $4,747,719,769 / 247,058,545 outstanding shares of beneficial interest	$19.22

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,654,567 foreign withholding tax, of which $283,274 is reimbursable by an affiliate)	$28,754,039
Interest income	15,053,416
Affiliated dividend income	460,370
Income from securities lending, net (including affiliated income of $58,145)	189,278

Total income	44,457,103

EXPENSES
Management fee	15,292,511
Distribution fee	5,857,776
Custodian and accounting fees	452,321
Trustees’ fees	31,816
Audit fee	25,528
Legal fees and expenses	15,606
Shareholders’ reports	5,409
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,587
Miscellaneous	63,582

Total expenses	21,748,136
Less: Fee waiver and/or expense reimbursement	(468,622)

Net expenses	21,279,514

NET INVESTMENT INCOME (LOSS)	23,177,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(65,230))	271,576,693
Futures transactions	73,856,089
Forward currency contract transactions	255,275
Swap agreements transactions	(31,185)
Foreign currency transactions	(239,606)

345,417,266

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $41,242) (net of change in foreign capital gains taxes $189)	(14,352,617)
Futures	(13,608,888)
Forward currency contracts.	(2,981)
Swap agreements.	(2,116)
Foreign currencies	(199,162)

(28,165,764)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	317,251,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$340,429,091

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$23,177,589	$32,034,346
Net realized gain (loss) on investment and foreign currency transactions	345,417,266	87,375,693
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(28,165,764)	131,667,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	340,429,091	251,078,038

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [301,070 and 123,394,357 shares, respectively]	5,540,031	1,755,405,946
Portfolio shares purchased [15,202,316 and 154,145,173 shares, respectively]	(281,929,407)	(2,132,439,741)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(276,389,376)	(377,033,795)

TOTAL INCREASE (DECREASE)	64,039,715	(125,955,757)
NET ASSETS:
Beginning of period	4,683,680,054	4,809,635,811

End of period	$4,747,719,769	$4,683,680,054

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 82.0%
AFFILIATED MUTUAL FUNDS — 61.2%
AST BlackRock/Loomis Sayles Bond Portfolio*	19,188,629	$301,645,248
AST ClearBridge Dividend Growth Portfolio*	2,697,207	70,343,170
AST Emerging Markets Equity Portfolio*	1,134,688	12,572,338
AST Global Bond Portfolio*	106,819,691	1,292,518,263
AST Goldman Sachs Small-Cap Value Portfolio*	1,087,631	33,455,521
AST High Yield Portfolio*	7,986,578	97,595,981
AST Hotchkis & Wiley Large-Cap Value Portfolio*	894,389	36,965,107
AST Jennison Large-Cap Growth Portfolio*	384,118	26,400,459
AST MFS Growth Portfolio*	567,036	27,892,498
AST MFS Large-Cap Value Portfolio*	1,684,739	46,886,288
AST Prudential Core Bond Portfolio*	75,160,743	1,049,243,972
AST Small-Cap Growth Opportunities Portfolio*	765,954	25,797,336
AST Small-Cap Growth Portfolio*	306,581	25,844,798
AST Small-Cap Value Portfolio*	921,769	33,764,401
AST T. Rowe Price Large-Cap Growth Portfolio*	346,330	25,212,815
AST T. Rowe Price Natural Resources Portfolio*	969,101	24,595,791
AST Western Asset Core Plus Bond Portfolio*	46,070,501	686,450,465
AST Western Asset Emerging Markets Debt Portfolio*	3,072,079	39,599,095

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,509,470,842)(wd)		3,856,783,546

COMMON STOCKS — 20.6%
Aerospace & Defense — 0.3%
Airbus SE (France)*	3,351	432,120
Curtiss-Wright Corp.	10,400	1,235,104
General Dynamics Corp.	16,589	3,123,045
Howmet Aerospace, Inc.*	49,800	1,716,606
L3Harris Technologies, Inc.	4,292	927,716
Lockheed Martin Corp.	8,000	3,026,800
Northrop Grumman Corp.	4,564	1,658,695
Raytheon Technologies Corp.	27,223	2,322,394
Teledyne Technologies, Inc.*	2,500	1,047,075

		15,489,555

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	43,805	2,983,358
Expeditors International of Washington, Inc.	4,200	531,720
FedEx Corp.	7,616	2,272,081
United Parcel Service, Inc. (Class B Stock)	26,194	5,447,566
XPO Logistics, Inc.*	1,400	195,846
Yamato Holdings Co. Ltd. (Japan)	11,700	332,837

		11,763,408

Airlines — 0.0%
Alaska Air Group, Inc.*	10,500	633,255

	Shares	Value

COMMON STOCKS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.*	9,336	$403,875

		1,037,130

Auto Components — 0.0%
Aisin Corp. (Japan)	2,700	115,812
Aptiv PLC*	3,405	535,709
BorgWarner, Inc.	4,000	194,160
Bridgestone Corp. (Japan)	8,600	392,265
Cie Generale des Etablissements Michelin SCA (France)	778	124,138
Magna International, Inc. (Canada)	5,311	492,011
Sumitomo Electric Industries Ltd. (Japan)	12,900	190,819

		2,044,914

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	16,608	1,762,240
Daimler AG (Germany)	34,218	3,059,894
Ferrari NV (Italy)	4,940	1,018,116
General Motors Co.*	66,720	3,947,822
Harley-Davidson, Inc.	30,200	1,383,764
Isuzu Motors Ltd. (Japan)	140,400	1,850,606
Kia Corp. (South Korea)	1,025	81,647
Stellantis NV	20,039	394,906
Tesla, Inc.*	10,782	7,328,525
Thor Industries, Inc.	8,900	1,005,700
Toyota Motor Corp. (Japan)	16,700	1,458,973
Volkswagen AG (Germany)	542	178,479
Yamaha Motor Co. Ltd. (Japan)	68,297	1,854,381

		25,325,053

Banks — 1.2%
Absa Group Ltd. (South Africa)*	24,026	228,129
Australia & New Zealand Banking Group Ltd. (Australia)	49,085	1,038,616
Banco Bilbao Vizcaya Argentaria SA (Spain)*	116,024	720,241
Bank Hapoalim BM (Israel)*	19,635	157,655
Bank Leumi Le-Israel BM (Israel)*	172,447	1,309,691
Bank of America Corp.	154,601	6,374,199
Bank of China Ltd. (China) (Class H Stock)	252,000	90,558
Bank of Ireland Group PLC (Ireland)*	23,953	128,723
Bank of Nova Scotia (The) (Canada)	6,007	390,678
BNP Paribas SA (France)	53,503	3,353,016
China Construction Bank Corp. (China) (Class H Stock)	494,000	388,157
Citigroup, Inc.	82,090	5,807,867
Commonwealth Bank of Australia (Australia)	39,205	2,946,464
Credit Agricole SA (France)	83,119	1,166,175
DBS Group Holdings Ltd. (Singapore)	136,900	3,057,219
DNB ASA (Norway)	73,503	1,602,996
East West Bancorp, Inc.	2,700	193,563
Fifth Third Bancorp	37,900	1,448,917
First Horizon Corp.	89,700	1,550,016

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Hana Financial Group, Inc. (South Korea)	4,901	$201,102
HSBC Holdings PLC (United Kingdom)	74,516	430,143
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	139,000	81,532
JPMorgan Chase & Co.	65,063	10,119,899
KB Financial Group, Inc. (South Korea)	2,492	123,716
KeyCorp.	72,000	1,486,800
Mitsubishi UFJ Financial Group, Inc. (Japan)	555,100	2,996,456
Mizrahi Tefahot Bank Ltd. (Israel)*	3,925	120,875
Mizuho Financial Group, Inc. (Japan)	11,600	165,942
National Australia Bank Ltd. (Australia)	69,570	1,372,334
Natwest Group PLC (United Kingdom)	91,589	257,823
Nordea Bank Abp (Finland)	220,163	2,454,129
Oversea-Chinese Banking Corp. Ltd. (Singapore)	57,800	514,974
PNC Financial Services Group, Inc. (The)	40,007	7,631,735
Resona Holdings, Inc. (Japan)	35,700	137,600
Sberbank of Russia PJSC (Russia), ADR	21,987	365,647
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	55,704	720,102
Sumitomo Mitsui Financial Group, Inc. (Japan)	22,300	767,097
SVB Financial Group*	259	144,115
Svenska Handelsbanken AB (Sweden) (Class A Stock)	25,476	288,093
Synovus Financial Corp.	19,200	842,496
Tisco Financial Group PCL (Thailand)	97,500	270,194
Toronto-Dominion Bank (The) (Canada)	1,821	127,614
Truist Financial Corp.	48,133	2,671,381
U.S. Bancorp	29,486	1,679,817
United Overseas Bank Ltd. (Singapore)	20,400	393,249
Wells Fargo & Co.	114,363	5,179,500
Westpac Banking Corp. (Australia)	53,617	1,038,910

		74,536,155

Beverages — 0.3%
Ambev SA (Brazil)	35,100	120,392
Anheuser-Busch InBev SA/NV (Belgium), ADR	4,052	291,785
Boston Beer Co., Inc. (The) (Class A Stock)*	172	175,578
Carlsberg A/S (Denmark) (Class B Stock)	1,804	336,487
Coca-Cola Co. (The)	120,877	6,540,654
Coca-Cola Europacific Partners PLC (United Kingdom)	7,036	417,376
Coca-Cola HBC AG (Russia)*	3,424	124,265
Diageo PLC (United Kingdom)	40,482	1,948,303
Diageo PLC (United Kingdom), ADR	6,230	1,194,229
Kirin Holdings Co. Ltd. (Japan)	12,300	239,683
Monster Beverage Corp.*	5,247	479,313
PepsiCo, Inc.	29,056	4,305,227
Pernod Ricard SA (France)	4,440	986,284

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Remy Cointreau SA (France)	2,775	$573,281

		17,732,857

Biotechnology — 0.3%
AbbVie, Inc.	46,123	5,195,295
Abcam PLC (United Kingdom)*	19,397	371,700
Amgen, Inc.	3,308	806,325
Argenx SE (Netherlands), ADR*	2,077	625,322
Biogen, Inc.*	8,142	2,819,330
BioMarin Pharmaceutical, Inc.*	3,011	251,238
Moderna, Inc.*	11,500	2,702,270
Regeneron Pharmaceuticals, Inc.*	3,855	2,153,172
Vertex Pharmaceuticals, Inc.*	11,600	2,338,908

		17,263,560

Building Products — 0.2%
AGC, Inc. (Japan)	3,300	138,417
Carrier Global Corp.	48,100	2,337,660
Cie de Saint-Gobain (France)	35,278	2,330,404
Geberit AG (Switzerland)	639	479,899
Johnson Controls International PLC	40,002	2,745,337
Kingspan Group PLC (Ireland)	2,682	253,662
Nibe Industrier AB (Sweden) (Class B Stock)	24,865	261,829
Trane Technologies PLC	9,071	1,670,334
Xinyi Glass Holdings Ltd. (Hong Kong)	348,000	1,421,653

		11,639,195

Capital Markets — 0.7%
3i Group PLC (United Kingdom)	16,848	274,546
Affiliated Managers Group, Inc.	3,800	585,998
Ameriprise Financial, Inc.	2,081	517,919
Amundi SA (France), 144A	9,867	871,623
Apollo Global Management, Inc.	21,364	1,328,841
Bank of New York Mellon Corp. (The)	11,400	584,022
BlackRock, Inc.	2,671	2,337,045
Blackstone Group, Inc. (The)	12,988	1,261,654
Charles Schwab Corp. (The)	9,756	710,334
CME Group, Inc.	5,598	1,190,583
Credit Suisse Group AG (Switzerland)	11,416	119,812
Daiwa Securities Group, Inc. (Japan)	175,205	963,411
Goldman Sachs Group, Inc. (The)	19,405	7,364,780
IG Group Holdings PLC (United Kingdom)	29,647	349,248
Intercontinental Exchange, Inc.	1,600	189,920
Invesco Ltd.	64,200	1,716,066
Julius Baer Group Ltd. (Switzerland)	33,938	2,220,805
KKR & Co., Inc.	26,125	1,547,645
Lazard Ltd. (Class A Stock)	5,078	229,780
Moody’s Corp.	7,300	2,645,301
Morgan Stanley	49,865	4,572,122
Morningstar, Inc.	459	118,013
MSCI, Inc.	4,600	2,452,168
Northern Trust Corp.	18,122	2,095,266
Partners Group Holding AG (Switzerland)	389	590,135
Raymond James Financial, Inc.	13,700	1,779,630
S&P Global, Inc.	2,363	969,893

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Schroders PLC (United Kingdom)	14,479	$703,617
St. James’s Place PLC (United Kingdom)	9,289	189,644
Standard Life Aberdeen PLC (United Kingdom)	38,080	143,198
T. Rowe Price Group, Inc.	3,105	614,697
UBS Group AG (Switzerland)	209,893	3,214,207

		44,451,923

Chemicals — 0.4%
Air Products & Chemicals, Inc.	3,120	897,562
Akzo Nobel NV (Netherlands)	3,260	403,484
Celanese Corp.	9,100	1,379,560
Chemours Co. (The)	34,000	1,183,200
Covestro AG (Germany), 144A	31,246	2,024,658
Dow, Inc.	34,702	2,195,943
DuPont de Nemours, Inc.	28,200	2,182,962
Eastman Chemical Co.	6,339	740,078
Ecolab, Inc.	1,863	383,722
Evonik Industries AG (Germany)	3,635	122,166
FMC Corp.	3,311	358,250
Givaudan SA (Switzerland)	207	964,219
Linde PLC (United Kingdom) (NYSE)	3,784	1,093,954
Linde PLC (United Kingdom) (BATE)	417	120,840
Mitsubishi Chemical Holdings Corp. (Japan)	16,800	141,392
Mitsui Chemicals, Inc. (Japan)	57,600	1,995,581
Mosaic Co. (The)	57,500	1,834,825
Nitto Denko Corp. (Japan)	7,000	522,495
Olin Corp.	5,900	272,934
Orbia Advance Corp. SAB de CV (Mexico)	39,164	102,380
PPG Industries, Inc.	9,095	1,544,058
Sumitomo Chemical Co. Ltd. (Japan)	25,100	133,283
Tosoh Corp. (Japan)	12,900	223,045
Umicore SA (Belgium)	3,355	204,728
Westlake Chemical Corp.	26,416	2,379,817

		23,405,136

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	29,455	253,700
Clean Harbors, Inc.*	3,800	353,932
Copart, Inc.*	14,700	1,937,901
Republic Services, Inc.	14,865	1,635,299
Securitas AB (Sweden) (Class B Stock)	7,259	114,608
Transcontinental, Inc. (Canada) (Class A Stock)	16,175	303,770

		4,599,210

Communications Equipment — 0.1%
Cisco Systems, Inc.	41,150	2,180,950
Motorola Solutions, Inc.	6,100	1,322,785
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	18,116	227,901
Ubiquiti, Inc.	4,000	1,248,760
VTech Holdings Ltd. (Hong Kong)	17,000	179,153

		5,159,549

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering — 0.0%
Skanska AB (Sweden) (Class B Stock)	42,912	$1,138,491

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	26,500	140,313
Holcim Ltd. (Switzerland)*	38,907	2,340,229
Martin Marietta Materials, Inc	2,200	773,982

		3,254,524

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	10,100	119,479
American Express Co.	25,740	4,253,020
Capital One Financial Corp.	25,842	3,997,499
SLM Corp.	32,136	672,928

		9,042,926

Containers & Packaging — 0.1%
Avery Dennison Corp.	11,571	2,432,687
Crown Holdings, Inc.	11,165	1,141,175
Smurfit Kappa Group PLC (Ireland)	4,248	231,310
Westrock Co.	8,100	431,082

		4,236,254

Distributors — 0.0%
D’ieteren Group (Belgium)	758	92,022
Genuine Parts Co.	14,200	1,795,874
LKQ Corp.*	5,100	251,022

		2,138,918

Diversified Consumer Services — 0.0%
Service Corp. International	41,567	2,227,576

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	27,100	7,531,632
Industrivarden AB (Sweden) (Class C Stock)	15,506	567,742
M&G PLC (United Kingdom)	373,438	1,185,581

		9,284,955

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	100,500	2,892,390
Deutsche Telekom AG (Germany)	29,164	616,888
Hellenic Telecommunications Organization SA (Greece)	8,542	143,329
Swisscom AG (Switzerland)	1,735	991,527
Telecom Italia SpA (Italy)	221,765	110,236
Telefonica SA (Spain)	449,708	2,103,933
United Internet AG (Germany)	2,862	116,954
Verizon Communications, Inc.	102,318	5,732,878

		12,708,135

Electric Utilities — 0.3%
Avangrid, Inc.	30,500	1,568,615
Chubu Electric Power Co., Inc. (Japan)	78,800	962,535
CLP Holdings Ltd. (Hong Kong)	51,500	509,321
Endesa SA (Spain)	5,561	135,104
Enel SpA (Italy)	58,421	544,377

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Energisa SA (Brazil), UTS	17,800	$165,911
Entergy Corp.	14,100	1,405,770
Evergy, Inc.	29,300	1,770,599
Exelon Corp.	5,800	256,998
Fortum OYJ (Finland)	69,271	1,911,906
Hawaiian Electric Industries, Inc.	30,360	1,283,621
Iberdrola SA (Spain)	120,637	1,470,785
Kansai Electric Power Co., Inc. (The) (Japan)	12,300	117,407
NextEra Energy, Inc.	26,397	1,934,372
Power Assets Holdings Ltd. (Hong Kong)	24,000	147,300
Red Electrica Corp. SA (Spain)	64,710	1,202,848
Southern Co. (The)	28,000	1,694,280
SSE PLC (United Kingdom)	103,475	2,158,754
Tohoku Electric Power Co., Inc. (Japan)	61,507	481,526
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	11,289	83,933
Xcel Energy, Inc.	20,454	1,347,510

		21,153,472

Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	30,141	1,024,448
AMETEK, Inc.	15,100	2,015,850
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)*	10,200	844,321
Eaton Corp. PLC	16,931	2,508,836
Emerson Electric Co.	35,776	3,443,082
Generac Holdings, Inc.*	271	112,506
Legrand SA (France)	6,370	675,075
Mitsubishi Electric Corp. (Japan)	31,400	455,282
Regal Beloit Corp.	4,300	574,093
Schneider Electric SE	13,553	2,135,255
Signify NV (Netherlands), 144A	4,287	271,814

		14,060,562

Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	88,442	3,617,278
Hexagon AB (Sweden) (Class B Stock)	34,094	505,567
Hon Hai Precision Industry Co. Ltd. (Taiwan)	27,000	108,911
Keyence Corp. (Japan)	1,723	869,616
Littelfuse, Inc.	904	230,330
Shimadzu Corp. (Japan)	11,500	444,762
SYNNEX Corp.	7,300	888,848
Zebra Technologies Corp. (Class A Stock)*	4,000	2,117,960

		8,783,272

Energy Equipment & Services — 0.0%
Halliburton Co.	83,500	1,930,520
Tenaris SA	10,422	114,146

		2,044,666

Entertainment — 0.4%
Activision Blizzard, Inc.	8,900	849,416
Bilibili, Inc. (China), ADR*	4,513	549,864

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Capcom Co. Ltd. (Japan)	3,700	$108,328
DeNA Co. Ltd. (Japan)	4,400	93,555
Electronic Arts, Inc.	15,400	2,214,982
GungHo Online Entertainment, Inc. (Japan)	13,600	270,144
Konami Holdings Corp. (Japan)	26,137	1,563,914
Netflix, Inc.*	10,194	5,384,573
Nintendo Co. Ltd. (Japan)	5,500	3,189,820
Playtika Holding Corp.*	24,800	591,232
Sea Ltd. (Taiwan), ADR*	8,520	2,339,592
Walt Disney Co. (The)*	30,881	5,427,953
World Wrestling Entertainment, Inc. (Class A Stock)	16,800	972,552

		23,555,925

Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.	6,264	1,139,672
American Campus Communities, Inc.	8,478	396,092
American Tower Corp.	8,416	2,273,498
Apartment Income REIT Corp.	9,200	436,356
AvalonBay Communities, Inc.	6,996	1,459,995
Boston Properties, Inc.	1,362	156,072
Brixmor Property Group, Inc.	28,800	659,232
Cousins Properties, Inc.	3,042	111,885
Crown Castle International Corp.	7,553	1,473,590
Dexus (Australia)*	18,554	148,175
Duke Realty Corp.	6,000	284,100
Equinix, Inc.	655	525,703
Equity Residential	9,800	754,600
Gaming & Leisure Properties, Inc.	2,416	111,933
Goodman Group (Australia)	162,466	2,576,918
Highwoods Properties, Inc.	4,300	194,231
Invitation Homes, Inc.	22,800	850,212
Japan Real Estate Investment Corp. (Japan)	22	135,351
Lamar Advertising Co. (Class A Stock)	14,100	1,472,322
Link REIT (Hong Kong)	36,200	350,298
Medical Properties Trust, Inc.	86,700	1,742,670
Nomura Real Estate Master Fund, Inc. (Japan)	74	118,657
Prologis, Inc.	38,146	4,559,591
Public Storage	2,800	841,932
Realty Income Corp.	1,264	84,359
SBA Communications Corp.	9,270	2,954,349
Stockland (Australia)	491,583	1,715,471
Ventas, Inc.	3,919	223,775
Vornado Realty Trust	1,336	62,351
Welltower, Inc.	3,000	249,300
Weyerhaeuser Co.	58,300	2,006,686

		30,069,376

Food & Staples Retailing — 0.3%
Albertson’s Cos., Inc. (Class A Stock)	16,000	314,560
BIM Birlesik Magazalar A/S (Turkey)	13,314	95,116
Carrefour SA (France)	10,509	207,285
Costco Wholesale Corp.	2,794	1,105,502
Etablissements Franz Colruyt NV (Belgium)	1,949	109,167

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
J Sainsbury PLC (United Kingdom)	31,542	$118,757
Kesko OYJ (Finland) (Class B Stock)	15,380	568,530
Koninklijke Ahold Delhaize NV (Netherlands)	79,765	2,370,052
Seven & i Holdings Co. Ltd. (Japan)	22,400	1,070,610
Sugi Holdings Co. Ltd. (Japan)	1,700	123,879
Sysco Corp.	30,517	2,372,697
Tesco PLC (United Kingdom)	217,649	671,627
Walgreens Boots Alliance, Inc.	21,400	1,125,854
Wal-Mart de Mexico SAB de CV (Mexico)	50,861	166,126
Walmart, Inc.	48,791	6,880,507

		17,300,269

Food Products — 0.3%
Ajinomoto Co., Inc. (Japan)	7,900	205,224
Bunge Ltd.	13,000	1,015,950
Darling Ingredients, Inc.*	3,129	211,207
Gruma SAB de CV (Mexico) (Class B Stock)	9,573	107,601
Hershey Co. (The)	9,063	1,578,593
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	32,500	185,293
JBS SA	19,780	116,084
Kraft Heinz Co. (The)	49,400	2,014,532
Mondelez International, Inc. (Class A Stock)	60,466	3,775,497
Nestle SA (Switzerland)	51,021	6,356,270
NH Foods Ltd. (Japan)	2,900	112,915
Orkla ASA (Norway)	99,524	1,015,270
Tyson Foods, Inc. (Class A Stock)	24,600	1,814,496
Viscofan SA (Spain)	2,457	171,341
Wilmar International Ltd. (China)	445,900	1,500,079

		20,180,352

Gas Utilities — 0.0%
Italgas SpA (Italy)	26,045	170,532
Osaka Gas Co. Ltd. (Japan)	6,500	120,971
Snam SpA (Italy)	35,325	203,986

		495,489

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	58,254	6,753,386
Alcon, Inc. (Switzerland) (BATE)	4,509	316,654
Alcon, Inc. (Switzerland) (NYSE)	5,930	416,642
Align Technology, Inc.*	4,231	2,585,141
Baxter International, Inc.	9,600	772,800
Becton, Dickinson & Co.	13,526	3,289,388
Boston Scientific Corp.*	74,757	3,196,609
Cooper Cos., Inc. (The)	613	242,914
Danaher Corp.	18,329	4,918,770
DENTSPLY SIRONA, Inc.	11,700	740,142
Envista Holdings Corp.*	12,200	527,162
GN Store Nord A/S (Denmark)	2,232	195,342
Hill-Rom Holdings, Inc.	2,024	229,906
Hoya Corp. (Japan)	7,300	963,087
Intuitive Surgical, Inc.*	1,140	1,048,390
Koninklijke Philips NV (Netherlands)	11,519	571,250

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC.	20,716	$2,571,477
Menicon Co. Ltd. (Japan)	7,808	544,829
Olympus Corp. (Japan)	3,800	75,460
Sonova Holding AG (Switzerland)	5,960	2,245,554
Straumann Holding AG (Switzerland)	660	1,053,679
Stryker Corp.	14,876	3,863,744
Teleflex, Inc.	2,800	1,125,012
Top Glove Corp. Bhd (Malaysia)	81,900	82,045
Zimmer Biomet Holdings, Inc.	4,157	668,529

		38,997,912

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*	4,071	255,455
AmerisourceBergen Corp.	3,652	418,117
Amplifon SpA (Italy)	2,523	124,625
Anthem, Inc.	1,300	496,340
Centene Corp.*	27,200	1,983,696
Cigna Corp.	18,401	4,362,325
CVS Health Corp.	30,859	2,574,875
Fresenius Medical Care AG & Co. KGaA (Germany)	7,356	611,973
Fresenius SE & Co. KGaA (Germany)	39,979	2,087,355
H.U. Group Holdings, Inc. (Japan)	5,700	147,131
HCA Healthcare, Inc.	5,700	1,178,418
Humana, Inc.	5,500	2,434,960
Laboratory Corp. of America Holdings*	8,020	2,212,317
Medipal Holdings Corp. (Japan)	58,200	1,111,373
Molina Healthcare, Inc.*	4,685	1,185,586
Sonic Healthcare Ltd. (Australia)	45,763	1,320,691
UnitedHealth Group, Inc.	19,482	7,801,372

		30,306,609

Health Care Technology — 0.0%
Change Healthcare, Inc.*	5,030	115,891
Veeva Systems, Inc. (Class A Stock)*	1,000	310,950

		426,841

Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc. (Class A Stock)*	762	116,693
Aramark	26,391	983,065
Booking Holdings, Inc.*	477	1,043,719
Caesars Entertainment, Inc.*	5,900	612,125
Darden Restaurants, Inc.	14,018	2,046,488
Evolution AB (Sweden), 144A	10,396	1,648,418
Flutter Entertainment PLC (Ireland)*	1,459	265,288
La Francaise des Jeux SAEM (France), 144A	11,471	675,651
Marriott International, Inc. (Class A Stock)*	20,503	2,799,069
McDonald’s Corp.	32,565	7,522,189
McDonald’s Holdings Co. Japan Ltd. (Japan)	37,128	1,638,832
MGM Resorts International	42,368	1,806,995
Penn National Gaming, Inc.*	2,453	187,630
Royal Caribbean Cruises Ltd.*	7,221	615,807
Starbucks Corp.	35,370	3,954,720
Tabcorp Holdings Ltd. (Australia)	118,275	460,248
Yum China Holdings, Inc. (China)	7,161	474,416

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	2,489	$286,310

		27,137,663

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	68,107	655,063
D.R. Horton, Inc.	22,296	2,014,890
Electrolux AB (Sweden) (Class B Stock)	4,175	116,083
Husqvarna AB (Sweden) (Class B Stock)	53,257	709,005
Iida Group Holdings Co. Ltd. (Japan)	44,500	1,146,453
Lennar Corp. (Class A Stock)	1,319	131,043
Mohawk Industries, Inc.*	4,000	768,760
Newell Brands, Inc.	36,896	1,013,533
Persimmon PLC (United Kingdom)	14,810	609,003
PulteGroup, Inc.	31,000	1,691,670
SEB SA (France)	632	114,163
Sekisui House Ltd. (Japan)	10,700	219,204
Sony Group Corp. (Japan)	21,600	2,090,864
Toll Brothers, Inc.	1,914	110,648

		11,390,382

Household Products — 0.1%
Colgate-Palmolive Co.	6,000	488,100
Henkel AG & Co. KGaA (Germany)	1,799	165,822
Procter & Gamble Co. (The)	50,467	6,809,512
Reckitt Benckiser Group PLC (United Kingdom)	9,448	837,428
Spectrum Brands Holdings, Inc.	5,400	459,216

		8,760,078

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	62,900	1,639,803

Industrial Conglomerates — 0.2%
3M Co.	4,200	834,246
Carlisle Cos., Inc.	1,000	191,380
CK Hutchison Holdings Ltd. (United Kingdom)	46,500	361,894
DCC PLC (United Kingdom)	19,301	1,582,734
General Electric Co.	279,639	3,763,941
Hitachi Ltd. (Japan)	28,300	1,616,206
Honeywell International, Inc.	12,164	2,668,173
Siemens AG (Germany)	12,844	2,036,190
Smiths Group PLC (United Kingdom)	7,027	155,160

		13,209,924

Insurance — 0.6%
Ageas SA/NV (Belgium)	25,035	1,388,481
AIA Group Ltd. (Hong Kong)	74,200	924,264
Alleghany Corp.*	348	232,140
Allianz SE (Germany)	7,106	1,773,108
Allstate Corp. (The)	16,200	2,113,128
American Financial Group, Inc.	12,500	1,559,000
American International Group, Inc.	5,500	261,800
Arthur J. Gallagher & Co.	8,944	1,252,876
Assicurazioni Generali SpA (Italy)	19,091	383,440
Axis Capital Holdings Ltd.	2,338	114,585

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	112,600	$353,948
Chubb Ltd.	13,424	2,133,611
Dai-ichi Life Holdings, Inc. (Japan)	101,900	1,872,836
Fairfax Financial Holdings Ltd. (Canada)	642	281,535
Hartford Financial Services Group, Inc. (The)	18,690	1,158,219
iA Financial Corp., Inc. (Canada)	2,422	131,866
Japan Post Holdings Co. Ltd. (Japan)*	237,800	1,948,461
Legal & General Group PLC (United Kingdom)	537,746	1,920,063
Lincoln National Corp.	9,000	565,560
Loews Corp.	3,500	191,275
Manulife Financial Corp. (Canada)	25,590	503,708
Markel Corp.*	1,300	1,542,723
Marsh & McLennan Cos., Inc.	22,518	3,167,832
Medibank Private Ltd. (Australia)	49,224	116,774
MetLife, Inc.	66,280	3,966,858
NN Group NV (Netherlands)	41,629	1,967,692
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	122,000	106,885
Poste Italiane SpA (Italy), 144A	72,014	952,145
Progressive Corp. (The)	8,299	815,045
RenaissanceRe Holdings Ltd. (Bermuda)	2,418	359,847
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,865	365,301
Swiss Life Holding AG (Switzerland)	2,638	1,283,260
Travelers Cos., Inc. (The)	13,700	2,051,027

		37,759,293

Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)*	8,015	19,570,947
Alphabet, Inc. (Class C Stock)*	4,600	11,529,072
carsales.com Ltd. (Australia)	10,796	159,996
Facebook, Inc. (Class A Stock)*	52,374	18,210,964
NAVER Corp. (South Korea)	850	315,978
Pinterest, Inc. (Class A Stock)*	3,482	274,904
REA Group Ltd. (Australia)	2,340	297,838
Scout24 AG (Germany), 144A*	1,158	97,687
Tencent Holdings Ltd. (China)	18,312	1,381,043

		51,838,429

Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China), ADR*	3,567	808,924
Amazon.com, Inc.*	9,130	31,408,661
HelloFresh SE (Germany)*	22,583	2,201,056
JD.com, Inc. (China), ADR*	2,179	173,906
Meituan (China) (Class B Stock), 144A*	8,369	345,603
MercadoLibre, Inc. (Argentina)*	1,398	2,177,790
Zalando SE (Germany), 144A*	3,998	484,364
ZOZO, Inc. (Japan)	10,700	362,894

		37,963,198

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services — 0.9%
Accenture PLC (Class A Stock)	14,645	$4,317,199
Adyen NV (Netherlands), 144A*	1,322	3,236,256
Affirm Holdings, Inc.*	1,935	130,322
Akamai Technologies, Inc.*	6,949	810,253
Automatic Data Processing, Inc.	14,700	2,919,714
Broadridge Financial Solutions, Inc.	1,200	193,836
Capgemini SE (France)	2,780	534,803
Concentrix Corp.*	6,700	1,077,360
Dlocal Ltd. (Uruguay)*	7,294	383,154
EPAM Systems, Inc.*	4,100	2,094,936
Fidelity National Information Services, Inc.	8,895	1,260,155
Fiserv, Inc.*	23,600	2,522,604
FleetCor Technologies, Inc.*	1,769	452,970
Fujitsu Ltd. (Japan)	18,100	3,391,311
Gartner, Inc.*	8,348	2,021,886
GMO Payment Gateway, Inc. (Japan)	4,857	630,662
Infosys Ltd. (India), ADR	16,016	339,379
International Business Machines Corp.	3,307	484,773
Mastercard, Inc. (Class A Stock)	16,203	5,915,553
Paychex, Inc.	6,700	718,910
PayPal Holdings, Inc.*	21,010	6,123,995
SCSK Corp. (Japan)	2,000	119,159
Shopify, Inc. (Canada) (Class A Stock)* .	1,676	2,448,602
Snowflake, Inc. (Class A Stock)*	1,169	282,664
VeriSign, Inc.*	8,200	1,867,058
Visa, Inc. (Class A Stock)	42,390	9,911,630
Wix.com Ltd. (Israel)*	4,077	1,183,472

		55,372,616

Leisure Products — 0.1%
Brunswick Corp.	20,697	2,061,835
Hasbro, Inc.	4,075	385,169
Polaris, Inc.	3,100	424,576
Sega Sammy Holdings, Inc. (Japan)	12,800	168,013
Shimano, Inc. (Japan)	5,100	1,212,520
Yamaha Corp. (Japan)	2,300	124,797

		4,376,910

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	6,400	945,984
Avantor, Inc.*	9,968	353,964
Eurofins Scientific SE (Luxembourg)*	27,471	3,145,405
IQVIA Holdings, Inc.*	10,847	2,628,445
Mettler-Toledo International, Inc.*	1,600	2,216,544
Sartorius Stedim Biotech (France)	474	224,657
Syneos Health, Inc.*	1,352	120,990
Thermo Fisher Scientific, Inc.	11,647	5,875,562
Wuxi Biologics Cayman, Inc. (China), 144A*	102,113	1,870,506

		17,382,057

Machinery — 0.6%
AGCO Corp.	12,200	1,590,636
Airtac International Group (China)	2,000	77,547
Alfa Laval AB (Sweden)	5,420	191,896
Atlas Copco AB (Sweden) (Class A Stock)	11,660	715,453

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class B Stock)	6,840	$360,281
Caterpillar, Inc.	8,942	1,946,048
CNH Industrial NV (United Kingdom)	121,746	2,024,429
Crane Co.	3,500	323,295
Cummins, Inc.	8,300	2,023,623
Deere & Co.	11,611	4,095,316
Doosan Bobcat, Inc. (South Korea)*	1,938	82,799
Dover Corp.	7,427	1,118,506
Epiroc AB (Sweden) (Class A Stock)	37,658	859,322
Epiroc AB (Sweden) (Class B Stock)	6,747	132,632
Fortive Corp.	10,911	760,933
GEA Group AG (Germany)	11,955	484,590
Kubota Corp. (Japan)	5,200	105,253
Lincoln Electric Holdings, Inc.	905	119,198
Makita Corp. (Japan)	3,700	174,162
MINEBEA MITSUMI, Inc. (Japan)	6,200	163,895
NGK Insulators Ltd. (Japan)	6,600	111,112
Nordson Corp.	569	124,901
Oshkosh Corp.	30,444	3,794,540
Otis Worldwide Corp.	22,702	1,856,343
Parker-Hannifin Corp.	11,235	3,450,381
Sandvik AB (Sweden)	19,668	503,091
SKF AB (Sweden) (Class B Stock)	6,588	167,954
Spirax-Sarco Engineering PLC (United Kingdom)	4,692	883,001
Stanley Black & Decker, Inc.	12,637	2,590,459
Techtronic Industries Co. Ltd. (Hong Kong)	208,997	3,647,781
Volvo AB (Sweden) (Class B Stock)	25,014	603,760
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	61,000	63,984

		35,147,121

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	55	153,118
AP Moller - Maersk A/S (Denmark) (Class B Stock)	596	1,717,277
Kuehne + Nagel International AG (Switzerland)	941	322,268
Nippon Yusen KK (Japan)	46,200	2,345,406

		4,538,069

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	360	259,722
Comcast Corp. (Class A Stock)	160,117	9,129,871
CyberAgent, Inc. (Japan)	7,200	154,226
Fox Corp. (Class A Stock)	9,100	337,883
Fox Corp. (Class B Stock)	24,000	844,800
News Corp. (Class A Stock)	48,800	1,257,576
News Corp. (Class B Stock)	13,700	333,595
Nexstar Media Group, Inc. (Class A Stock)	1,300	192,244
Publicis Groupe SA (France)	5,971	382,299

		12,892,216

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining — 0.4%
Alcoa Corp.*	8,400	$309,456
ArcelorMittal SA (Luxembourg)	77,445	2,396,869
BHP Group Ltd. (Australia)	50,022	1,831,995
BHP Group PLC (Australia)	96,078	2,846,457
BlueScope Steel Ltd. (Australia)	93,931	1,557,353
Boliden AB (Sweden)	21,180	816,488
Evraz PLC (Russia)	13,136	108,111
Fortescue Metals Group Ltd. (Australia).	29,937	526,335
Freeport-McMoRan, Inc.	75,982	2,819,692
Glencore PLC (Australia)*	56,610	243,869
Impala Platinum Holdings Ltd. (South Africa)	5,492	90,779
JFE Holdings, Inc. (Japan)	6,800	80,132
Newcrest Mining Ltd. (Australia)	14,244	271,705
Norsk Hydro ASA (Norway)	261	1,670
POSCO (South Korea)	859	266,410
Reliance Steel & Aluminum Co.	10,200	1,539,180
Rio Tinto Ltd. (Australia)	6,312	602,463
Rio Tinto PLC (Australia)	49,679	4,113,219
Sibanye Stillwater Ltd. (South Africa)	20,292	85,063
Southern Copper Corp. (Peru)	3,200	205,824
Steel Dynamics, Inc.	14,115	841,254
Sumitomo Metal Mining Co. Ltd. (Japan)	4,100	160,357
Vale SA (Brazil)	9,900	224,998

		21,939,679

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.	4,339	113,552

Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	31,947	254,159
Next PLC (United Kingdom)*	5,318	580,097
Target Corp.	16,579	4,007,807
Wesfarmers Ltd. (Australia)	19,405	861,220

		5,703,283

Multi-Utilities — 0.1%
Ameren Corp.	7,616	609,585
CenterPoint Energy, Inc.	121,424	2,977,316
CMS Energy Corp.	6,762	399,499
Dominion Energy, Inc.	14,653	1,078,021
E.ON SE (Germany)	70,074	811,633
Public Service Enterprise Group, Inc.	31,399	1,875,776
Sempra Energy	5,774	764,940

		8,516,770

Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway)	4,689	150,651
Cheniere Energy, Inc.*	13,100	1,136,294
Chevron Corp.	46,190	4,837,941
China Petroleum & Chemical Corp. (China) (Class H Stock)	582,000	295,232
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	154,000	302,538
ConocoPhillips	87,630	5,336,667
Enbridge, Inc. (Canada)	43,559	1,744,102

ENEOS Holdings, Inc. (Japan)	482,600	2,024,316

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Eni SpA (Italy)	10,710	$130,718
EOG Resources, Inc.	27,616	2,304,279
Equinor ASA (Norway)	45,878	975,658
Exxon Mobil Corp.	87,700	5,532,116
Galp Energia SGPS SA (Portugal)	15,477	168,257
Hess Corp.	12,900	1,126,428
Kinder Morgan, Inc.	115,400	2,103,742
LUKOIL PJSC (Russia), ADR	4,507	414,644
Lundin Energy AB (Sweden)	3,468	123,080
OMV AG (Austria)	34,522	1,977,945
Pembina Pipeline Corp. (Canada)	4,433	140,865
PetroChina Co. Ltd. (China) (Class H Stock)	222,000	108,660
Phillips 66	4,500	386,190
Pioneer Natural Resources Co.	855	138,955
Repsol SA (Spain)	26,227	329,230
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	71,553	1,436,571
Targa Resources Corp.	5,315	236,252
TotalEnergies SE (France)	43,326	1,962,441
Tourmaline Oil Corp. (Canada)	9,906	283,131
Valero Energy Corp.	14,454	1,128,568
Washington H Soul Pattinson & Co. Ltd. (Australia)	12,441	315,239
Williams Cos., Inc. (The)	102,570	2,723,233

		39,873,943

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	8,565	226,528

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	363	81,284
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,000	2,544,640
L’Oreal SA (France)	6,999	3,125,694
Unilever PLC (United Kingdom)	78,346	4,585,394

		10,337,012

Pharmaceuticals — 1.0%
AstraZeneca PLC (United Kingdom)	7,368	885,779
AstraZeneca PLC (United Kingdom), ADR	11,029	660,637
Bayer AG (Germany)	15,429	939,254
Bristol-Myers Squibb Co.	110,935	7,412,677
Chugai Pharmaceutical Co. Ltd. (Japan)	11,600	458,535
Elanco Animal Health, Inc.*	27,500	953,975
Eli Lilly & Co.	20,441	4,691,618
GlaxoSmithKline PLC (United Kingdom)	87,224	1,715,269
Ipsen SA (France)	14,114	1,469,168
Jazz Pharmaceuticals PLC*	1,308	232,353
Johnson & Johnson	57,607	9,490,177
Kyowa Kirin Co. Ltd. (Japan)	4,000	142,001
Merck & Co., Inc.	14,571	1,133,187
Merck KGaA (Germany)	11,223	2,152,669
Novartis AG (Switzerland)	25,991	2,369,058
Novo Nordisk A/S (Denmark) (Class B Stock)	37,223	3,119,313

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Ono Pharmaceutical Co. Ltd. (Japan)	6,400	$142,737
Organon & Co.*	325	9,835
Orion OYJ (Finland) (Class B Stock)	16,796	722,785
Otsuka Holdings Co. Ltd. (Japan)	50,055	2,074,614
Pfizer, Inc.	135,427	5,303,321
Roche Holding AG (Switzerland)	13,416	5,054,974
Sanofi (France)	38,375	4,027,517
Shionogi & Co. Ltd. (Japan)	39,500	2,058,025
Takeda Pharmaceutical Co. Ltd. (Japan)	27,700	927,505
Zoetis, Inc.	12,216	2,276,574

		60,423,557

Professional Services — 0.1%
Adecco Group AG (Switzerland)	28,377	1,933,319
Experian PLC (United Kingdom)	5,586	215,694
IHS Markit Ltd.	5,491	618,616
Leidos Holdings, Inc.	11,098	1,122,008
ManpowerGroup, Inc.	3,200	380,512
Persol Holdings Co. Ltd. (Japan)	4,100	80,972
Randstad NV (Netherlands)	26,290	2,014,641
Teleperformance (France)	1,015	412,800
TransUnion	17,500	1,921,675
Wolters Kluwer NV (Netherlands)	3,334	335,363

		9,035,600

Real Estate Management & Development — 0.1%
Agile Group Holdings Ltd. (China)	76,000	98,639
Aldar Properties PJSC (United Arab Emirates)	225,145	234,316
Ascendas India Trust (Singapore), UTS	100,600	104,092
CBRE Group, Inc. (Class A Stock)*	20,012	1,715,629
CK Asset Holdings Ltd. (Hong Kong)	39,500	272,297
Daito Trust Construction Co. Ltd. (Japan)	1,200	131,225
Daiwa House Industry Co. Ltd. (Japan)	9,600	288,182
Deutsche Wohnen SE (Germany)	5,970	365,371
Fastighets AB Balder (Sweden) (Class B Stock)*	1,890	118,546
Henderson Land Development Co. Ltd. (Hong Kong)	26,000	123,183
Jones Lang LaSalle, Inc.*	1,200	234,552
LEG Immobilien SE (Germany)	1,164	167,809
Mitsubishi Estate Co. Ltd. (Japan)	20,600	332,178
Nomura Real Estate Holdings, Inc. (Japan)	38,600	977,436
Shimao Group Holdings Ltd. (China)	40,000	97,768
Sun Hung Kai Properties Ltd. (Hong Kong)	126,000	1,875,120

		7,136,343

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada)	1,181	90,814
CSX Corp.	63,300	2,030,664
J.B. Hunt Transport Services, Inc.	1,468	239,210
Norfolk Southern Corp.	19,590	5,199,382
Old Dominion Freight Line, Inc.	7,400	1,878,120

	Shares	Value

COMMON STOCKS (continued)
Road & Rail (cont’d.)
Ryder System, Inc.	16,000	$1,189,280
Sankyu, Inc. (Japan)	5,400	234,149
Schneider National, Inc. (Class B Stock)	10,800	235,116
TFI International, Inc. (Canada)	11,446	1,043,761
Uber Technologies, Inc.*	11,549	578,836
Union Pacific Corp.	6,928	1,523,675

		14,243,007

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.*	14,568	1,368,372
Advantest Corp. (Japan)	3,500	314,153
Analog Devices, Inc.	15,576	2,681,564
Applied Materials, Inc.	13,100	1,865,440
ASM International NV (Netherlands)	3,680	1,215,665
ASML Holding NV (Netherlands) (BATE)	8,985	6,192,249
ASML Holding NV (Netherlands) (XNGS)	3,397	2,346,783
Broadcom, Inc.	13,590	6,480,256
Disco Corp. (Japan)	500	152,176
Entegris, Inc.	5,403	664,407
Intel Corp.	92,960	5,218,774
Lam Research Corp.	5,801	3,774,711
Micron Technology, Inc.*	7,900	671,342
MKS Instruments, Inc.	7,200	1,281,240
NVIDIA Corp.	8,475	6,780,848
NXP Semiconductors NV (China)	17,845	3,671,073
ON Semiconductor Corp.*	5,600	214,368
Qorvo, Inc.*	4,500	880,425
QUALCOMM, Inc.	44,578	6,371,534
Rohm Co. Ltd. (Japan)	1,500	138,167
Silicon Motion Technology Corp. (Taiwan), ADR	1,949	124,931
STMicroelectronics NV (Switzerland)	11,765	428,325
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,394	3,772,303
Texas Instruments, Inc.	38,608	7,424,318
Tokyo Electron Ltd. (Japan)	5,700	2,469,466
United Microelectronics Corp. (Taiwan)	58,000	110,915
Universal Display Corp.	3,279	729,020

		67,342,825

Software — 1.4%
Adobe, Inc.*	13,219	7,741,575
ANSYS, Inc.*	4,700	1,631,182
Atlassian Corp. PLC (Class A Stock)*	6,464	1,660,343
Autodesk, Inc.*	3,400	992,460
CDK Global, Inc.	24,400	1,212,436
Ceridian HCM Holding, Inc.*	2,369	227,234
Check Point Software Technologies Ltd. (Israel)*	1,500	174,195
Constellation Software, Inc. (Canada)	306	463,446
Dassault Systemes SE (France)	13,969	3,393,697
Descartes Systems Group, Inc. (The) (Canada)*	1,214	83,960
Intuit, Inc.	8,176	4,007,630
Kingsoft Corp. Ltd. (China)	27,000	162,200

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Manhattan Associates, Inc.*	12,500	$1,810,500
Microsoft Corp.	157,097	42,557,577
Nice Ltd. (Israel), ADR*	556	137,588
Nutanix, Inc. (Class A Stock)*	6,563	250,838
Oracle Corp.	30,400	2,366,336
Palo Alto Networks, Inc.*	1,821	675,682
Paycom Software, Inc.*	600	218,082
PTC, Inc.*	3,049	430,702
salesforce.com, Inc.*	24,381	5,955,547
SAP SE (Germany)	30,734	4,329,709
ServiceNow, Inc.*	6,100	3,352,255
Splunk, Inc.*	3,250	469,885
SS&C Technologies Holdings, Inc.	25,100	1,808,706
Synopsys, Inc.*	8,400	2,316,636
UiPath, Inc. (Class A Stock)*	2,937	199,510
VMware, Inc. (Class A Stock)*	2,344	374,970
WiseTech Global Ltd. (Australia)	5,541	132,714
Workday, Inc. (Class A Stock)*	1,580	377,209
Zoom Video Communications, Inc. (Class A Stock)*	1,900	735,357

		90,250,161

Specialty Retail — 0.5%
Advance Auto Parts, Inc.	3,798	779,122
AutoNation, Inc.*	4,300	407,683
AutoZone, Inc.*	1,500	2,238,330
Best Buy Co., Inc.	4,837	556,158
Chow Tai Fook Jewellery Group Ltd. (China)	476,200	1,091,616
Dick’s Sporting Goods, Inc.	3,700	370,703
Five Below, Inc.*	834	161,187
Foot Locker, Inc.	15,900	979,917
Gap, Inc. (The)	9,102	306,282
Home Depot, Inc. (The)	28,123	8,968,144
JD Sports Fashion PLC (United Kingdom)	8,859	112,941
Kingfisher PLC (United Kingdom)	409,223	2,071,663
L Brands, Inc.	26,100	1,880,766
Lowe’s Cos., Inc.	10,200	1,978,494
O’Reilly Automotive, Inc.*	1,163	658,502
Ross Stores, Inc.	28,072	3,480,928
TJX Cos., Inc. (The)	10,757	725,237
Tractor Supply Co.	2,166	403,006
Ulta Beauty, Inc.*	1,621	560,493
USS Co. Ltd. (Japan)	7,500	130,795
Yamada Holdings Co. Ltd. (Japan)	24,200	111,810

		27,973,777

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	298,619	40,898,858
Brother Industries Ltd. (Japan)	5,600	111,626
Canon, Inc. (Japan)	97,000	2,191,351
Dell Technologies, Inc. (Class C Stock)*	15,100	1,505,017
HP, Inc.	56,400	1,702,716
Logitech International SA (Switzerland)	17,437	2,113,112
Ricoh Co. Ltd. (Japan)	11,300	126,645

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	12,574	$901,844
Seagate Technology Holdings PLC (Ireland)	2,910	255,876
Seiko Epson Corp. (Japan)	51,649	908,504
Western Digital Corp.*	25,200	1,793,484

		52,509,033

Textiles, Apparel & Luxury Goods — 0.3%
Brunello Cucinelli SpA (Italy)*	4,600	270,206
Burberry Group PLC (United Kingdom)*	4,243	121,623
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	12,283	1,488,550
Columbia Sportswear Co.	13,100	1,288,516
Deckers Outdoor Corp.*	2,300	883,361
Hermes International (France)	2,615	3,818,044
Kering SA (France)	1,291	1,132,802
LVMH Moet Hennessy Louis Vuitton SE (France)	8,441	6,629,096
NIKE, Inc. (Class B Stock)	13,689	2,114,813
Pandora A/S (Denmark)	1,704	229,092
Tapestry, Inc.*	41,200	1,791,376
VF Corp.	5,993	491,666

		20,259,145

Tobacco — 0.2%
Altria Group, Inc.	60,800	2,898,944
British American Tobacco PLC (United Kingdom)	96,135	3,734,892
Imperial Brands PLC (United Kingdom)	24,773	534,105
Japan Tobacco, Inc. (Japan)	127,000	2,396,618
Philip Morris International, Inc.	16,435	1,628,873
Swedish Match AB (Sweden)	193,810	1,654,166

		12,847,598

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	18,708	1,391,189
Brenntag SE (Germany)	2,661	248,102
Ferguson PLC	17,036	2,371,671
ITOCHU Corp. (Japan)	53,000	1,513,736
Marubeni Corp. (Japan)	224,500	1,958,194
Mitsui & Co. Ltd. (Japan)	106,700	2,407,869
Toyota Tsusho Corp. (Japan)	24,954	1,183,435
United Rentals, Inc.*	7,227	2,305,485
W.W. Grainger, Inc.	1,263	553,194

		13,932,875

Water Utilities — 0.0%
American Water Works Co., Inc.	4,900	755,237

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	30,400	947,096
SoftBank Corp. (Japan)	50,100	655,311
SoftBank Group Corp. (Japan)	24,100	1,681,289
T-Mobile US, Inc.*	1,300	188,279

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	1,263,175	$2,131,155

		5,603,130

TOTAL COMMON STOCKS (cost $1,293,044,509)		1,294,284,983

EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF	113,900	8,984,432
iShares MSCI India ETF	12,381	547,859

TOTAL EXCHANGE-TRADED FUNDS (cost $9,714,283)		9,532,291

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	3,210	806,672

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	3,252	1,695,973

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	3,098	327,242

TOTAL PREFERRED STOCKS (cost $2,834,721)		2,829,887

TOTAL LONG-TERM INVESTMENTS (cost $4,815,064,355)		5,163,430,707

SHORT-TERM INVESTMENTS — 18.1%
AFFILIATED MUTUAL FUND — 17.5%
PGIM Core Ultra Short Bond Fund (cost $1,101,204,902)(wd)	1,101,204,902	1,101,204,902

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.6%
U.S. Treasury Bills
0.003%	09/16/21	11,000	10,998,941

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) (continued)

0.028%	12/09/21	28,000	$27,993,531

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,996,392)			38,992,472

		Shares

UNAFFILIATED FUND — 0.0%
Fidelity Investments Money Market Funds - Treasury Only Portfolio, (Institutional Shares) (cost $707,304)		707,304	707,304

TOTAL SHORT-TERM INVESTMENTS (cost $1,140,908,598)			1,140,904,678

TOTAL INVESTMENTS—100.1% (cost $5,955,972,953)			6,304,335,385
Liabilities in excess of other assets(z) — (0.1)%			(5,082,383)

NET ASSETS — 100.0%			$6,299,253,002

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
570	2 Year U.S. Treasury Notes	Sep. 2021	$125,582,578	$(163,684)
1,395	5 Year U.S. Treasury Notes	Sep. 2021	172,184,417	(234,156)
418	10 Year U.S. Treasury Notes	Sep. 2021	55,385,000	358,862
563	20 Year U.S. Treasury Bonds	Sep. 2021	90,502,250	2,606,068
609	Mini MSCI EAFE Index	Sep. 2021	70,159,845	(1,830,471)
223	Russell 2000 E-Mini Index	Sep. 2021	25,731,970	(205,449)
2,530	S&P 500 E-Mini Index	Sep. 2021	542,507,900	6,875,508

				$7,406,678

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$43,000	$22,995,090
Morgan Stanley & Co. LLC	—	15,997,382

Total	$43,000	$38,992,472

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$3,856,783,546	$—	$—
Common Stocks
Aerospace & Defense	15,057,435	432,120	—
Air Freight & Logistics	8,447,213	3,316,195	—
Airlines	1,037,130	—	—
Auto Components	1,221,880	823,034	—
Automobiles	13,665,811	11,659,242	—
Banks	45,648,597	28,887,558	—
Beverages	13,524,554	4,208,303	—
Biotechnology	16,891,860	371,700	—
Building Products	6,753,331	4,885,864	—
Capital Markets	34,811,677	9,640,246	—
Chemicals	16,549,245	6,855,891	—
Commercial Services & Supplies	4,230,902	368,308	—
Communications Equipment	4,752,495	407,054	—
Construction & Engineering	—	1,138,491	—
Construction Materials	773,982	2,480,542	—
Consumer Finance	8,923,447	119,479	—
Containers & Packaging	4,004,944	231,310	—
Distributors	2,046,896	92,022	—
Diversified Consumer Services	2,227,576	—	—
Diversified Financial Services	7,531,632	1,753,323	—
Diversified Telecommunication Services	8,625,268	4,082,867	—
Electric Utilities	11,511,609	9,641,863	—
Electrical Equipment	8,654,367	5,406,195	—
Electronic Equipment, Instruments & Components	6,854,416	1,928,856	—
Energy Equipment & Services	1,930,520	114,146	—
Entertainment	18,330,164	5,225,761	—
Equity Real Estate Investment Trusts (REITs)	25,024,506	5,044,870	—
Food & Staples Retailing	11,965,246	5,335,023	—
Food Products	10,633,960	9,546,392	—
Gas Utilities	—	495,489	—
Health Care Equipment & Supplies	32,950,012	6,047,900	—
Health Care Providers & Services	24,903,461	5,403,148	—
Health Care Technology	426,841	—	—
Hotels, Restaurants & Leisure	22,449,226	4,688,437	—
Household Durables	5,730,544	5,659,838	—
Household Products	7,756,828	1,003,250	—

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Independent Power & Renewable Electricity Producers	$1,639,803	$—	$—
Industrial Conglomerates	7,457,740	5,752,184	—
Insurance	22,402,635	15,356,658	—
Interactive Media & Services	49,585,887	2,252,542	—
Internet & Direct Marketing Retail	34,569,281	3,393,917	—
IT Services	47,460,425	7,912,191	—
Leisure Products	2,871,580	1,505,330	—
Life Sciences Tools & Services	12,141,489	5,240,568	—
Machinery	23,794,179	11,352,942	—
Marine	—	4,538,069	—
Media	12,355,691	536,525	—
Metals & Mining	5,940,404	15,999,275	—
Mortgage Real Estate Investment Trusts (REITs)	113,552	—	—
Multiline Retail	4,007,807	1,695,476	—
Multi-Utilities	7,705,137	811,633	—
Oil, Gas & Consumable Fuels	29,573,407	10,300,536	—
Paper & Forest Products	—	226,528	—
Personal Products	2,544,640	7,792,372	—
Pharmaceuticals	32,164,354	28,259,203	—
Professional Services	4,042,811	4,992,789	—
Real Estate Management & Development	1,950,181	5,186,162	—
Road & Rail	14,008,858	234,149	—
Semiconductors & Semiconductor Equipment	56,321,709	11,021,116	—
Software	82,231,841	8,018,320	—
Specialty Retail	24,454,952	3,518,825	—
Technology Hardware, Storage & Peripherals	46,155,951	6,353,082	—
Textiles, Apparel & Luxury Goods	6,569,732	13,689,413	—
Tobacco	4,527,817	8,319,781	—
Trading Companies & Distributors	2,858,679	11,074,196	—
Water Utilities	755,237	—	—
Wireless Telecommunication Services	188,279	5,414,851	—
Exchange-Traded Funds	9,532,291	—	—
Preferred Stocks
Automobiles	—	806,672	—
Health Care Equipment & Supplies	—	1,695,973	—
Household Products	—	327,242	—
Short-Term Investments
Affiliated Mutual Fund	1,101,204,902	—	—
U.S. Treasury Obligations	—	38,992,472	—
Unaffiliated Fund	707,304	—	—

Total	$5,914,469,676	$389,865,709	$—

Other Financial Instruments*
Assets
Futures Contracts	$9,840,438	$—	$—

Liabilities
Futures Contracts	$(2,433,760)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds	78.7%

Software	1.4%

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Banks	1.2%
Semiconductors & Semiconductor Equipment	1.1
Pharmaceuticals	1.0
IT Services	0.9
Technology Hardware, Storage & Peripherals	0.8
Interactive Media & Services	0.8
Capital Markets	0.7
Health Care Equipment & Supplies	0.6
Oil, Gas & Consumable Fuels	0.6
U.S. Treasury Obligations	0.6
Internet & Direct Marketing Retail	0.6
Insurance	0.6
Machinery	0.6
Health Care Providers & Services	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Specialty Retail	0.5
Hotels, Restaurants & Leisure	0.4
Automobiles	0.4
Entertainment	0.4
Chemicals	0.4
Metals & Mining	0.4
Electric Utilities	0.3
Textiles, Apparel & Luxury Goods	0.3
Food Products	0.3
Beverages	0.3
Life Sciences Tools & Services	0.3
Food & Staples Retailing	0.3
Biotechnology	0.3
Aerospace & Defense	0.3
Road & Rail	0.2
Electrical Equipment	0.2
Trading Companies & Distributors	0.2
Industrial Conglomerates	0.2
Media	0.2
Tobacco	0.2
Diversified Telecommunication Services	0.2
Air Freight & Logistics	0.2
Building Products	0.2

Household Durables	0.2%
Personal Products	0.2
Exchange-Traded Funds	0.2
Diversified Financial Services	0.2
Household Products	0.1
Consumer Finance	0.1
Professional Services	0.1
Electronic Equipment, Instruments & Components	0.1
Multi-Utilities	0.1
Real Estate Management & Development	0.1
Multiline Retail	0.1
Wireless Telecommunication Services	0.1
Communications Equipment	0.1
Commercial Services & Supplies	0.1
Marine	0.1
Leisure Products	0.1
Containers & Packaging	0.1
Construction Materials	0.1
Diversified Consumer Services	0.0	*
Distributors	0.0	*
Auto Components	0.0	*
Energy Equipment & Services	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Construction & Engineering	0.0	*
Airlines	0.0	*
Water Utilities	0.0	*
Unaffiliated Fund	0.0	*
Gas Utilities	0.0	*
Health Care Technology	0.0	*
Paper & Forest Products	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*

	100.1
Liabilities in excess of other assets	(0.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$6,875,508	*	Due from/to broker-variation margin futures	$2,035,920	*
Interest rate contracts	Due from/to broker-variation margin futures	2,964,930	*	Due from/to broker-variation margin futures	397,840	*

		$9,840,438			$2,433,760

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$41,628,843
Interest rate contracts	(12,476,784)

Total	$29,152,059

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,186,775)
Interest rate contracts	3,329,345

Total	$2,142,570

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$822,226,022

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Affiliated investments (cost $4,610,675,744)	$4,957,988,448
Unaffiliated investments (cost $1,345,297,209)	1,346,346,937
Cash	9,824
Receivable for investments sold	28,726,255
Dividends and interest receivable	950,008
Due from broker-variation margin futures	830,013
Due from Manager	636,663
Deposit with broker for centrally cleared/exchange-traded derivatives	43,000
Tax reclaim receivable	31,795
Receivable from affiliate	9,778
Receivable for Portfolio shares sold	2,113
Prepaid expenses and other assets	37,390

Total Assets	6,335,612,224

LIABILITIES
Payable for investments purchased	29,403,876
Payable for Portfolio shares purchased	6,024,173
Payable to custodian	715,709
Distribution fee payable	108,346
Accrued expenses and other liabilities	104,897
Payable to affiliate	1,408
Affiliated transfer agent fee payable	433
Trustees’ fees payable	380

Total Liabilities	36,359,222

NET ASSETS	$6,299,253,002

Net assets were comprised of:
Partners’ Equity	$6,299,253,002

Net asset value and redemption price per share, $6,299,253,002 / 308,172,764 outstanding shares of beneficial interest	$20.44

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $97,670 foreign withholding tax, of which $13,831 is reimbursable by an affiliate)	$1,573,132
Affiliated dividend income	556,213
Interest income (net of $2,127 foreign withholding tax)	1,670

Total income	2,131,015

EXPENSES
Management fee	6,781,151
Distribution fee	1,123,338
Custodian and accounting fees	182,771
Trustees’ fees	43,020
Legal fees and expenses	23,155
Audit fee	13,570
Shareholders’ reports	3,632
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,585
Miscellaneous	50,287

Total expenses	8,224,509
Less: Fee waiver and/or expense reimbursement	(1,619,444)
Distribution fee waiver	(688,642)

Net expenses	5,916,423

NET INVESTMENT INCOME (LOSS)	(3,785,408)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $726,362,614)	721,804,506
Futures transactions	29,152,059
Foreign currency transactions	(387,246)

750,569,319

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(515,956,949))	(514,907,124)
Futures	2,142,570
Foreign currencies.	(4,796)

(512,769,350)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	237,799,969

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,014,561

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(3,785,408)	$(4,800,850)
Net realized gain (loss) on investment and foreign currency transactions	750,569,319	547,763,773
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(512,769,350)	(48,152,907)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	234,014,561	494,810,016

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [956,363 and 88,900,753 shares, respectively]	18,987,929	1,488,313,441
Portfolio shares purchased [22,110,300 and 114,308,107 shares, respectively]	(440,364,174)	(1,903,284,280)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(421,376,245)	(414,970,839)

TOTAL INCREASE (DECREASE)	(187,361,684)	79,839,177
NET ASSETS:
Beginning of period	6,486,614,686	6,406,775,509

End of period	$6,299,253,002	$6,486,614,686

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 79.2%
COMMON STOCKS — 59.1%
Aerospace & Defense — 0.7%
Airbus SE (France)*	33,574	$4,329,453
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	329,518	557,900
Austal Ltd. (Australia)	1,180,414	1,820,138
Bharat Electronics Ltd. (India)	19,520	46,933
Boeing Co. (The)*	7,260	1,739,205
BWX Technologies, Inc.	315	18,308
Curtiss-Wright Corp.	31,043	3,686,667
General Dynamics Corp.	110,914	20,880,670
HEICO Corp.	416	57,999
HEICO Corp. (Class A Stock)	720	89,409
Hexcel Corp.*	1,130	70,512
Howmet Aerospace, Inc.*	87,310	3,009,576
Huntington Ingalls Industries, Inc.	538	113,383
Kaman Corp.	2,185	110,124
L3Harris Technologies, Inc.	13,652	2,950,880
Lockheed Martin Corp.	72,425	27,401,999
Mercury Systems, Inc.*	750	49,710
Northrop Grumman Corp.	5,572	2,025,032
Raytheon Technologies Corp.	415,327	35,431,546
Safran SA (France)	40,531	5,620,500
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,005	47,426
Teledyne Technologies, Inc.*	18,425	7,716,943
Textron, Inc.	3,045	209,405
TransDigm Group, Inc.*	501	324,292
Vectrus, Inc.*	22,000	1,046,980
Virgin Galactic Holdings, Inc.*	125	5,750

		119,360,740

Air Freight & Logistics — 0.5%
Agility Public Warehousing Co. KSC (Kuwait)	20,953	63,964
C.H. Robinson Worldwide, Inc.(a)	14,935	1,398,961
Cia de Distribucion Integral Logista Holdings SA (Spain)	8,755	180,629
Deutsche Post AG (Germany)	510,720	34,782,805
DSV Panalpina A/S (Denmark)	48,614	11,350,527
Expeditors International of Washington, Inc.	11,023	1,395,512
FedEx Corp.	52,951	15,796,872
Hub Group, Inc. (Class A Stock)*	7,500	494,850
Hyundai Glovis Co. Ltd. (South Korea)	300	55,770
Kintetsu World Express, Inc. (Japan)	52,100	1,096,198
Maruwa Unyu Kikan Co. Ltd. (Japan)	60,500	860,408
PostNL NV (Netherlands)	49,400	268,560
Royal Mail PLC (United Kingdom)*	96,318	770,619
SBS Holdings, Inc. (Japan)	95,900	2,876,206
SG Holdings Co. Ltd. (Japan)	37,400	981,022
United Parcel Service, Inc. (Class B Stock)	111,624	23,214,443
XPO Logistics, Inc.*	15,383	2,151,928
Yamato Holdings Co. Ltd. (Japan)	37,100	1,055,405

		98,794,679

Airlines — 0.1%
Alaska Air Group, Inc.*	1,650	99,512
American Airlines Group, Inc.*	8,640	183,254

	Shares	Value

COMMON STOCKS (continued)
Airlines (cont’d.)
Copa Holdings SA (Panama) (Class A Stock)*	425	$32,015
Delta Air Lines, Inc.*	149,624	6,472,734
Deutsche Lufthansa AG (Germany)*(a)	80,440	908,943
JetBlue Airways Corp.*	4,275	71,735
Mesa Air Group, Inc.*	66,800	623,244
Southwest Airlines Co.*	7,970	423,127
Sun Country Airlines Holdings, Inc.*(a)	6,814	252,186
United Airlines Holdings, Inc.*	4,375	228,769

		9,295,519

Auto Components — 0.2%
Adient PLC*	77,000	3,480,400
Aisin Corp. (Japan)	17,000	729,187
American Axle & Manufacturing Holdings, Inc.*	58,000	600,300
Aptiv PLC*	2,987	469,945
ARB Corp. Ltd. (Australia)	98,676	3,195,977
Balkrishna Industries Ltd. (India)	4,843	146,293
BorgWarner, Inc.	3,240	157,270
Brembo SpA (Italy)	17,915	227,247
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (China) (Class A Stock)	6,600	230,693
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	169,000	283,480
CIE Automotive SA (Spain)	13,650	404,440
Cie Generale des Etablissements Michelin SCA (France)	17,050	2,720,500
Dana, Inc.	91,300	2,169,288
ElringKlinger AG (Germany)*	11,645	208,067
Gentex Corp.	3,240	107,212
Gentherm, Inc.*	2,800	198,940
Goodyear Tire & Rubber Co. (The)*	43,200	740,880
Hankook Tire & Technology Co. Ltd. (South Korea)	30,215	1,386,580
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	1,283,996
JTEKT Corp. (Japan)	19,400	199,822
Lear Corp.	815	142,853
Modine Manufacturing Co.*	59,800	992,082
Motherson Sumi Systems Ltd. (India)*	331,119	1,083,100
Musashi Seimitsu Industry Co. Ltd. (Japan)	10,000	222,987
Nifco, Inc. (Japan)	10,500	395,977
NOK Corp. (Japan)	40,600	503,314
Nokian Renkaat OYJ (Finland)	14,768	596,662
Press Kogyo Co. Ltd. (Japan)	159,800	498,912
QuantumScape Corp.*	450	13,167
Standard Motor Products, Inc.	9,600	416,160
Sumitomo Electric Industries Ltd. (Japan)	87,000	1,286,922
Sumitomo Rubber Industries Ltd. (Japan)	252,600	3,492,717
Tenneco, Inc. (Class A Stock)*	78,200	1,510,824
Toyo Tire Corp. (Japan)	53,400	1,132,221
Toyota Boshoku Corp. (Japan)	80,200	1,657,587
TPR Co. Ltd. (Japan)	226,200	3,003,599
TS Tech Co. Ltd. (Japan)	47,500	732,204

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Auto Components (cont’d.)
Yokohama Rubber Co. Ltd. (The) (Japan)	102,200	$2,196,968

		38,818,773

Automobiles — 1.1%
Bajaj Auto Ltd. (India)*	2,418	134,797
Bayerische Motoren Werke AG (Germany)	42,462	4,505,554
Daimler AG (Germany)	272,949	24,408,057
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	32,000	28,812
Ferrari NV (Italy)	66,024	13,607,311
Ford Motor Co.*	576,630	8,568,722
Ford Otomotiv Sanayi A/S (Turkey)	95,053	1,865,741
General Motors Co.*	575,207	34,034,998
Harley-Davidson, Inc.	92,680	4,246,598
Hero MotoCorp Ltd. (India)	1,999	78,302
Honda Motor Co. Ltd. (Japan)	17,700	564,757
Isuzu Motors Ltd. (Japan)	352,500	4,646,286
Kia Corp. (South Korea)	17,702	1,410,069
NIO, Inc. (China), ADR*	2,800	148,960
Stellantis NV	108,507	2,137,991
Tata Motors Ltd. (India)*	7,891	36,287
Tesla, Inc.*	111,291	75,644,493
Thor Industries, Inc.(a)	27,429	3,099,477
Toyota Motor Corp. (Japan)	64,700	5,652,428
Trigano SA (France)	11,634	2,409,582
Volkswagen AG (Germany)	3,812	1,255,276
Winnebago Industries, Inc.(a)	68,900	4,682,444
Yamaha Motor Co. Ltd. (Japan)	161,700	4,390,434

		197,557,376

Banks — 3.1%
77 Bank Ltd. (The) (Japan)	147,000	1,616,900
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	604,834	901,846
Agricultural Bank of China Ltd. (China) (Class H Stock)	152,000	52,876
Al Rajhi Bank (Saudi Arabia)	57,161	1,692,181
Alinma Bank (Saudi Arabia)	23,044	129,336
Ameris Bancorp(a)	14,254	721,680
Aozora Bank Ltd. (Japan)(a)	193,300	4,336,631
Australia & New Zealand Banking Group Ltd. (Australia)	315,303	6,671,666
Banc of California, Inc.	24,700	433,238
Banca Popolare di Sondrio SCPA (Italy)	46,275	200,598
Banco Bradesco SA (Brazil)	23,866	105,084
Banco do Brasil SA (Brazil)	236,800	1,529,216
Banco Santander Brasil SA (Brazil), UTS	47,900	391,286
Banco Santander Chile (Chile)	18,057,717	892,817
Bancolombia SA (Colombia)	5,441	38,274
Bancorp, Inc. (The)*	47,400	1,090,674
Bank AlBilad (Saudi Arabia)*	6,371	62,345
Bank Hapoalim BM (Israel)*	123,728	993,450
Bank Leumi Le-Israel BM (Israel)*	155,655	1,182,160
Bank of America Corp.	700,547	28,883,553

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Bank of Beijing Co. Ltd. (China) (Class A Stock)	37,000	$27,861
Bank of China Ltd. (China) (Class H Stock)	3,983,000	1,431,312
Bank of Communications Co. Ltd. (China) (Class H Stock)	190,000	127,774
Bank of Hawaii Corp.	535	45,058
Bank of Montreal (Canada)	12,800	1,312,010
Bank of Nova Scotia (The) (Canada)	34,800	2,263,291
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	54,100	1,917,845
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	182,600	231,409
Bank OZK	1,660	69,986
BankUnited, Inc.	26,232	1,119,844
Banque Cantonale Vaudoise (Switzerland)	2,988	268,711
BAWAG Group AG (Austria), 144A*	29,569	1,583,507
Berkshire Hills Bancorp, Inc.	59,500	1,630,895
BNK Financial Group, Inc. (South Korea)	49,427	340,269
BNP Paribas SA (France)	268,974	16,856,513
BOK Financial Corp.	425	36,805
Canadian Imperial Bank of Commerce (Canada)(a)	27,500	3,130,465
Chiba Bank Ltd. (The) (Japan)	1,036,100	6,265,690
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	197,000	93,392
China Construction Bank Corp. (China) (Class H Stock)	2,927,000	2,299,871
China Merchants Bank Co. Ltd. (China) (Class H Stock)	95,000	811,130
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	980,200	469,800
Citigroup, Inc.	669,717	47,382,478
Citizens Financial Group, Inc.	111,435	5,111,523
Comerica, Inc.	1,890	134,833
Commerce Bancshares, Inc.	1,435	106,994
Commonwealth Bank of Australia (Australia)	195,624	14,702,181
ConnectOne Bancorp, Inc.	39,000	1,020,630
Credit Agricole SA (France)	1,132,071	15,883,173
CTBC Financial Holding Co. Ltd. (Taiwan)	298,000	242,865
Cullen/Frost Bankers, Inc.	784	87,808
Customers Bancorp, Inc.*	63,900	2,491,461
DBS Group Holdings Ltd. (Singapore)	729,400	16,288,792
DNB ASA (Norway)	621,077	13,544,804
East West Bancorp, Inc.	130,175	9,332,246
Eastern Bankshares, Inc.	24,147	496,704
Enterprise Financial Services Corp.	12,005	556,912
Fifth Third Bancorp	43,100	1,647,713
Financial Institutions, Inc.	21,200	636,000
First Abu Dhabi Bank PJSC (United Arab Emirates)	28,374	129,062
First Bancorp	9,140	373,917
First BanCorp. (Puerto Rico)	52,900	630,568
First Citizens BancShares, Inc. (Class A Stock)	89	74,114

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
First Commonwealth Financial Corp.	45,900	$645,813
First Hawaiian, Inc.	1,760	49,878
First Horizon Corp.	62,350	1,077,408
First Merchants Corp.	8,200	341,694
First Republic Bank	2,377	444,903
FNB Corp.	4,145	51,108
Fulton Financial Corp.	10,900	172,002
Great Western Bancorp, Inc.	71,900	2,357,601
Gunma Bank Ltd. (The) (Japan)	600,800	1,896,792
Hachijuni Bank Ltd. (The) (Japan)	256,000	827,156
Hana Financial Group, Inc. (South Korea)	309,135	12,684,661
Hancock Whitney Corp.	82,200	3,652,968
Hanmi Financial Corp.	57,100	1,088,326
HarborOne Bancorp, Inc.	18,000	258,120
HDFC Bank Ltd. (India), ADR*	49,713	3,635,015
Heartland Financial USA, Inc.	47,100	2,213,229
Hilltop Holdings, Inc.	104,100	3,789,240
Hirogin Holdings, Inc. (Japan)	130,800	690,230
Home BancShares, Inc.	11,800	291,224
Hope Bancorp, Inc.	194,200	2,753,756
Huaxia Bank Co. Ltd. (China) (Class A Stock)*	29,000	27,741
Huntington Bancshares, Inc.	19,690	280,976
ICICI Bank Ltd. (India)*	69,530	592,480
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,672,000	1,567,298
Industrial Bank Co. Ltd. (China) (Class A Stock)	88,200	280,509
Industrial Bank of Korea (South Korea)	124,464	1,163,066
International Bancshares Corp.	14,300	614,042
Japan Post Bank Co. Ltd. (Japan)	44,600	375,762
JPMorgan Chase & Co.	527,852	82,102,100
Jyske Bank A/S (Denmark)*	79,870	3,871,985
KB Financial Group, Inc. (South Korea)	76,391	3,792,464
KBC Group NV (Belgium)	19,371	1,475,613
KeyCorp.	278,195	5,744,727
M&T Bank Corp.	1,743	253,275
Mebuki Financial Group, Inc. (Japan)	107,000	225,909
Metropolitan Bank Holding Corp.*	7,700	463,694
MidWestOne Financial Group, Inc.	23,900	687,603
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,472,000	13,343,971
Mizrahi Tefahot Bank Ltd. (Israel)*	14,490	446,236
Mizuho Financial Group, Inc. (Japan)	267,100	3,820,949
National Bank Holdings Corp. (Class A Stock)	5,600	211,344
National Bank of Canada (Canada)	16,400	1,227,354
Nordea Bank Abp (Finland)	1,759,980	19,618,270
OceanFirst Financial Corp.	57,700	1,202,468
OFG Bancorp (Puerto Rico)	79,800	1,765,176
OTP Bank Nyrt (Hungary)*	3,840	206,857
Oversea-Chinese Banking Corp. Ltd. (Singapore)	372,600	3,319,712
PacWest Bancorp	12,722	523,637
People’s United Financial, Inc.	5,755	98,641
Pinnacle Financial Partners, Inc.	14,543	1,284,001
PNC Financial Services Group, Inc. (The)	174,613	33,309,176

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Popular, Inc. (Puerto Rico)	1,125	$84,431
Prosperity Bancshares, Inc.	1,215	87,237
Qatar International Islamic Bank QSC (Qatar)	91,886	234,801
Qatar Islamic Bank SAQ (Qatar)	61,501	291,913
QCR Holdings, Inc.	17,100	822,339
Regions Financial Corp.	12,980	261,936
Republic Bancorp, Inc. (Class A Stock)	3,900	179,907
RHB Bank Bhd (Malaysia)	27,600	35,988
Ringkjoebing Landbobank A/S (Denmark)	3,102	314,835
Royal Bank of Canada (Canada)	29,800	3,019,185
S&T Bancorp, Inc.	18,300	572,790
Sberbank of Russia PJSC (Russia), ADR	107,232	1,783,284
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	101,800	157,414
Shinhan Financial Group Co. Ltd. (South Korea)	85,213	3,076,951
Shinsei Bank Ltd. (Japan)	16,800	221,143
Siam Commercial Bank PCL (The) (Thailand)	13,900	42,633
Signature Bank	765	187,922
Silvergate Capital Corp. (Class A Stock)*	4,337	491,469
Simmons First National Corp. (Class A Stock)	46,900	1,376,046
SinoPac Financial Holdings Co. Ltd. (Taiwan)	171,000	84,434
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	428,046	5,533,476
South State Corp.	4,200	343,392
SpareBank 1 Nord Norge (Norway)	161,350	1,601,143
SpareBank 1 SMN (Norway)	155,181	2,152,497
State Bank of India (India)	29,651	167,983
Sterling Bancorp	2,380	59,000
Sumitomo Mitsui Financial Group, Inc. (Japan)	145,200	4,994,732
SVB Financial Group*	735	408,976
Svenska Handelsbanken AB (Sweden) (Class A Stock)	175,725	1,987,169
Sydbank A/S (Denmark)	33,045	1,019,281
Synovus Financial Corp.	29,445	1,292,047
Toronto-Dominion Bank (The) (Canada)	41,200	2,887,257
Towne Bank	6,900	209,898
TriState Capital Holdings, Inc.*	32,400	660,636
Truist Financial Corp.	286,522	15,901,971
Turkiye Garanti Bankasi A/S (Turkey)	322,285	307,873
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	628,571	368,456
U.S. Bancorp	94,495	5,383,380
UMB Financial Corp.	1,800	167,508
Umpqua Holdings Corp.	2,825	52,121
United Overseas Bank Ltd. (Singapore)	190,600	3,674,178
Valiant Holding AG (Switzerland)	7,353	730,151
Valley National Bancorp	143,200	1,923,176
Veritex Holdings, Inc.	4,800	169,968
Webster Financial Corp.	1,215	64,808

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Wells Fargo & Co.	907,575	$41,104,072
Western Alliance Bancorp	650	60,352
Wintrust Financial Corp.	76,407	5,778,661
Woori Financial Group, Inc. (South Korea)	304,354	3,100,645
Yamaguchi Financial Group, Inc. (Japan)	78,000	446,386
Zions Bancorp NA	2,195	116,028

		563,946,066

Beverages — 0.5%
Ambev SA (Brazil)	324,400	1,112,683
Arca Continental SAB de CV (Mexico)	7,600	43,982
Boston Beer Co., Inc. (The) (Class A Stock)*	3,160	3,225,728
Brown-Forman Corp. (Class A Stock)	310	21,855
Brown-Forman Corp. (Class B Stock)	1,250	93,675
Carlsberg A/S (Denmark) (Class B Stock)	22,862	4,264,278
Coca-Cola Co. (The)	637,775	34,510,005
Coca-Cola Consolidated, Inc.	600	241,278
Coca-Cola HBC AG (Russia)*	49,954	1,812,953
Constellation Brands, Inc. (Class A Stock)	2,189	511,985
Keurig Dr. Pepper, Inc.	9,440	332,666
Kirin Holdings Co. Ltd. (Japan)	28,600	557,312
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	95,467
Molson Coors Beverage Co. (Class B Stock)*	2,420	129,930
Monster Beverage Corp.*	66,265	6,053,308
National Beverage Corp.(a)	64,800	3,060,504
PepsiCo, Inc.	97,378	14,428,498
Pernod Ricard SA (France)	59,497	13,216,424
Remy Cointreau SA (France)	36,919	7,627,016
Royal Unibrew A/S (Denmark)	3,839	489,290
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)*	57,351	2,642,152

		94,470,989

Biotechnology — 0.9%
AbbVie, Inc.	276,973	31,198,239
Abcam PLC (United Kingdom)*	261,931	5,019,327
Adverum Biotechnologies, Inc.*	57,600	201,600
Affimed NV (Germany)*	92,400	785,400
Agios Pharmaceuticals, Inc.*	14,400	793,584
Akebia Therapeutics, Inc.*	69,600	263,784
Alexion Pharmaceuticals, Inc.*	2,996	550,395
Alkermes PLC*	82,400	2,020,448
ALX Oncology Holdings, Inc.*	3,500	191,380
Amgen, Inc.	11,680	2,847,000
Amicus Therapeutics, Inc.*(a)	49,791	479,985
Apellis Pharmaceuticals, Inc.*	11,140	704,048
Ardelyx, Inc.*(a)	105,800	801,964
Arena Pharmaceuticals, Inc.*	9,600	654,720
Argenx SE (Netherlands), ADR*	30,797	9,272,053
Arrowhead Pharmaceuticals, Inc.*	19,400	1,606,708
Avid Bioservices, Inc.*	113,500	2,911,275
BeiGene Ltd. (China), ADR*	3,177	1,090,315

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
BGI Genomics Co. Ltd. (China) (Class A Stock)	1,400	$25,714
Biogen, Inc.*	2,032	703,621
BioMarin Pharmaceutical, Inc.*	2,470	206,097
Blueprint Medicines Corp.*	28,500	2,506,860
Burning Rock Biotech Ltd. (China), ADR*	31,887	939,391
CareDx, Inc.*(a)	49,100	4,493,632
Catalyst Pharmaceuticals, Inc.*	311,800	1,792,850
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	2,100	60,767
Daan Gene Co. Ltd. (China) (Class A Stock)	8,800	28,946
Denali Therapeutics, Inc.*(a)	60,900	4,776,996
Eagle Pharmaceuticals, Inc.*	35,400	1,515,120
Emergent BioSolutions, Inc.*(a)	56,000	3,527,440
Exact Sciences Corp.*	172	21,381
Exelixis, Inc.*	600	10,932
FibroGen, Inc.*(a)	20,500	545,915
Genetron Holdings Ltd. (China), ADR*	60,085	1,210,112
Gilead Sciences, Inc.	265,115	18,255,819
Halozyme Therapeutics, Inc.*(a)	13,100	594,871
Horizon Therapeutics PLC*	17,624	1,650,311
Incyte Corp.*	360	30,287
Innovent Biologics, Inc. (China), 144A*	171,583	2,003,813
Intellia Therapeutics, Inc.*	5,453	882,895
Ionis Pharmaceuticals, Inc.*	150	5,983
Iovance Biotherapeutics, Inc.*	1,365	35,517
Ironwood Pharmaceuticals, Inc.*	194,100	2,498,067
Ligand Pharmaceuticals, Inc.*(a)	8,600	1,128,234
Mirati Therapeutics, Inc.*	90	14,538
Moderna, Inc.*	39,300	9,234,714
Myriad Genetics, Inc.*	98,000	2,996,840
Natera, Inc.*	5,570	632,362
Nurix Therapeutics, Inc.*(a)	9,560	253,627
Oncocyte Corp.*	30,000	172,200
OPKO Health, Inc.*(a)	793,200	3,212,460
Organogenesis Holdings, Inc.*(a)	144,300	2,398,266
Pharma Mar SA (Spain)	48,717	4,390,325
PTC Therapeutics, Inc.*	39,000	1,648,530
Puma Biotechnology, Inc.*(a)	130,100	1,194,318
Regeneron Pharmaceuticals, Inc.*	21,915	12,240,404
Rhythm Pharmaceuticals, Inc.*	13,000	254,540
Sage Therapeutics, Inc.*	695	39,483
Seagen, Inc.*	200	31,576
Seegene, Inc. (South Korea)*	2,468	181,485
Travere Therapeutics, Inc.*	55,300	806,827
Turning Point Therapeutics, Inc.*	5,535	431,841
Ultragenyx Pharmaceutical, Inc.*	38,625	3,682,894
United Therapeutics Corp.*	3,508	629,370
Vanda Pharmaceuticals, Inc.*	132,100	2,841,471
Veracyte, Inc.*(a)	49,243	1,968,735
Vertex Pharmaceuticals, Inc.*	41,310	8,329,335
Zai Lab Ltd. (China), ADR*	10,398	1,840,342

		170,270,279

Building Products — 0.6%
A.O. Smith Corp.	1,805	130,068
Advanced Drainage Systems, Inc.	8,100	944,217

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
AGC, Inc. (Japan)	21,000	$880,832
Allegion PLC	289	40,258
American Woodmark Corp.*	19,900	1,625,631
Armstrong World Industries, Inc.	335	35,932
AZEK Co., Inc. (The)*	670	28,448
Beijing New Building Materials PLC (China) (Class A Stock)	4,400	26,730
Builders FirstSource, Inc.*	2,775	118,381
Bunka Shutter Co. Ltd. (Japan)	307,700	3,069,815
Carrier Global Corp.	167,165	8,124,219
Cie de Saint-Gobain (France)	308,797	20,398,603
Fortune Brands Home & Security, Inc.	1,395	138,956
Geberit AG (Switzerland)	23,382	17,560,251
Guangdong Kinlong Hardware Products Co. Ltd. (China) (Class A Stock)	7,700	231,106
Inwido AB (Sweden)	90,852	1,572,647
JELD-WEN Holding, Inc.*	117,401	3,082,950
Johnson Controls International PLC	222,747	15,287,127
Kingspan Group PLC (Ireland)	17,847	1,687,957
Lennox International, Inc.	462	162,070
Masco Corp.	190,325	11,212,046
Nibe Industrier AB (Sweden) (Class B Stock)	154,820	1,630,260
Nichiha Corp. (Japan)	31,600	801,315
Owens Corning	1,410	138,039
Reliance Worldwide Corp. Ltd.	147,953	586,889
Resideo Technologies, Inc.*	62,500	1,875,000
Sanwa Holdings Corp. (Japan)	238,300	2,925,125
Trane Technologies PLC	1,665	306,593
UFP Industries, Inc.	73,300	5,449,122
Uponor OYJ (Finland)	20,351	589,786
Xinyi Glass Holdings Ltd. (Hong Kong)	1,402,000	5,727,464
Zehnder Group AG (Switzerland)	6,597	630,297
Zhejiang Weixing New Building Materials Co. Ltd. (China) (Class A Stock)	8,800	28,162
Zhuzhou Kibing Group Co. Ltd. (China) (Class A Stock)	81,000	232,961

		107,279,257

Capital Markets — 1.8%
3i Group PLC (United Kingdom)	105,541	1,719,837
Affiliated Managers Group, Inc.	22,567	3,480,057
Ameriprise Financial, Inc.	71,295	17,743,900
Amundi SA (France), 144A	6,960	614,827
Anima Holding SpA (Italy), 144A	308,093	1,534,374
Ares Management Corp. (Class A Stock)	13,047	829,659
AssetMark Financial Holdings, Inc.*	8,851	221,806
Azimut Holding SpA (Italy)	468,632	11,392,075
Banca Generali SpA (Italy)*	144,433	6,170,739
Banco BTG Pactual SA (Brazil), UTS	4,700	115,086
Bank of New York Mellon Corp. (The)	10,865	556,614
BlackRock, Inc.	8,040	7,034,759
Blackstone Group, Inc. (The)(a)	189,394	18,397,733
Brightsphere Investment Group, Inc.	64,624	1,514,140
Carlyle Group, Inc. (The)	2,195	102,024
Cboe Global Markets, Inc.	1,443	171,789
Charles Schwab Corp. (The)	71,965	5,239,772

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	653,500	$390,337
CME Group, Inc.	4,867	1,035,114
Credit Suisse Group AG (Switzerland)	329,845	3,461,745
Daiwa Securities Group, Inc. (Japan)	1,027,900	5,652,182
Donnelley Financial Solutions, Inc.*	38,800	1,280,400
Evercore, Inc. (Class A Stock)	31,837	4,481,694
FactSet Research Systems, Inc.	75	25,171
Federated Hermes, Inc.(a)	49,500	1,678,545
Flow Traders (Netherlands), 144A	30,154	1,297,663
Focus Financial Partners, Inc. (Class A Stock)*	21,286	1,032,371
Franklin Resources, Inc.	3,910	125,081
GF Securities Co. Ltd. (China) (Class H Stock)	272,000	352,977
Goldman Sachs Group, Inc. (The)	140,523	53,332,694
Hargreaves Lansdown PLC (United Kingdom)	33,000	727,746
IG Group Holdings PLC (United Kingdom)	265,180	3,123,875
Interactive Brokers Group, Inc. (Class A Stock)	1,085	71,317
Intercontinental Exchange, Inc.	16,737	1,986,682
Invesco Ltd.	109,515	2,927,336
Investec PLC (South Africa)	261,656	1,052,422
Janus Henderson Group PLC	2,310	89,651
Jefferies Financial Group, Inc.	2,915	99,693
Julius Baer Group Ltd. (Switzerland)	91,443	5,983,768
KKR & Co., Inc.	7,450	441,338
Korea Investment Holdings Co. Ltd. (South Korea)	13,844	1,270,103
Lazard Ltd. (Class A Stock)	116,614	5,276,784
Man Group PLC (United Kingdom)	188,288	469,282
Matsui Securities Co. Ltd. (Japan)	28,000	204,059
Meritz Securities Co. Ltd. (South Korea)	903,945	3,802,217
Mirae Asset Securities Co. Ltd. (South Korea)	219,831	1,847,848
Monex Group, Inc. (Japan)	2,008,800	13,531,060
Moody’s Corp.	32,815	11,891,172
Morgan Stanley	295,320	27,077,891
Morningstar, Inc.	8,458	2,174,636
MSCI, Inc.	12,120	6,460,930
Nasdaq, Inc.	1,561	274,424
NH Investment & Securities Co. Ltd. (South Korea)	274,221	3,147,937
Nomura Holdings, Inc. (Japan)	188,000	960,744
Northern Trust Corp.	25,179	2,911,196
Open Lending Corp. (Class A Stock)*(a)	16,748	721,671
Partners Group Holding AG (Switzerland)	1,346	2,041,959
Pendal Group Ltd. (Australia)	90,237	547,532
Piper Sandler Cos	16,600	2,150,696
Platinum Asset Management Ltd. (Australia)	365,283	1,346,568
Raymond James Financial, Inc.	99,185	12,884,131
S&P Global, Inc.	37,330	15,322,098

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Samsung Securities Co. Ltd. (South Korea)	84,436	$3,374,988
Schroders PLC (United Kingdom)	13,965	678,639
SEI Investments Co.	67,980	4,212,721
Singapore Exchange Ltd. (Singapore)	354,500	2,948,888
Standard Life Aberdeen PLC (United Kingdom)	225,435	847,738
State Street Corp.	4,705	387,127
Stifel Financial Corp.	65,780	4,266,491
T. Rowe Price Group, Inc.	2,047	405,245
Tradeweb Markets, Inc. (Class A Stock)	1,420	120,075
UBS Group AG (Switzerland)	1,531,998	23,460,329
Value Partners Group Ltd. (Hong Kong)	774,000	494,138
Virtu Financial, Inc. (Class A Stock)	1,260	34,814
Virtus Investment Partners, Inc.	5,200	1,444,404
Vontobel Holding AG (Switzerland)	3,818	297,537

		326,777,065

Chemicals — 1.0%
AdvanSix, Inc.*	8,100	241,866
Air Products & Chemicals, Inc.	2,999	862,752
Albemarle Corp.	1,578	265,830
Arkema SA (France)	4,296	540,121
Ashland Global Holdings, Inc.	750	65,625
Asian Paints Ltd. (India)	52,534	2,121,244
Avient Corp.	26,293	1,292,564
Axalta Coating Systems Ltd.*	2,325	70,889
Cabot Corp.	3,700	210,641
Celanese Corp.	49,968	7,575,149
CF Industries Holdings, Inc.	2,905	149,462
Chemours Co. (The)	1,080	37,584
Corteva, Inc.	9,995	443,278
Covestro AG (Germany), 144A	228,297	14,793,042
Daicel Corp. (Japan)	72,800	600,127
Diversey Holdings Ltd.*	175	3,134
Dow, Inc.	432,949	27,397,013
DuPont de Nemours, Inc.	127,220	9,848,100
Eastman Chemical Co.	20,642	2,409,953
Ecolab, Inc.	419	86,301
Element Solutions, Inc.	3,130	73,179
FMC Corp.	34,475	3,730,195
Fujimi, Inc. (Japan)	26,800	1,220,935
Givaudan SA (Switzerland)	2,780	12,949,418
Hexpol AB (Sweden)	22,284	275,353
Huntsman Corp.	92,450	2,451,774
Ingevity Corp.*	15,800	1,285,488
International Flavors & Fragrances, Inc.	3,378	504,673
Johnson Matthey PLC (United Kingdom)	19,399	830,347
Kaneka Corp. (Japan)	5,000	201,829
Kingfa Sci & Tech Co. Ltd. (China) (Class A Stock)	12,100	39,031
Kumho Petrochemical Co. Ltd. (South Korea)	4,815	938,739
Kureha Corp. (Japan)	19,000	1,100,808
Linde PLC (United Kingdom)	44,306	12,808,865
Lotte Chemical Corp. (South Korea)	297	69,524

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	3,127	$321,674
Mitsubishi Gas Chemical Co., Inc. (Japan)	15,600	331,272
Mitsui Chemicals, Inc. (Japan)	96,600	3,346,756
Mosaic Co. (The)	227,600	7,262,716
Nan Ya Plastics Corp. (Taiwan)	22,000	65,687
NewMarket Corp.	92	29,622
Olin Corp.	50,295	2,326,647
Orion Engineered Carbons SA (Germany)*	85,900	1,631,241
PhosAgro PJSC (Russia), GDR	97,555	1,982,606
PPG Industries, Inc.	30,260	5,137,240
PTT Global Chemical PCL (Thailand)	37,500	69,329
RPM International, Inc.	720	63,850
Sensient Technologies Corp.	20,700	1,791,792
Sherwin-Williams Co. (The)	79,000	21,523,550
Stepan Co.	20,800	2,501,616
Sumitomo Bakelite Co. Ltd. (Japan)	5,100	225,889
Sumitomo Chemical Co. Ltd. (Japan)	174,000	923,951
Synthomer PLC (United Kingdom)	179,131	1,225,311
Tokuyama Corp. (Japan)	28,800	587,532
Tosoh Corp. (Japan)	509,100	8,802,517
Trinseo SA	55,200	3,303,168
UPL Ltd. (India)	8,448	90,415
Valvoline, Inc.	2,375	77,092
Wacker Chemie AG (Germany)	2,022	312,583
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	3,200	53,890
Westlake Chemical Corp.	69,324	6,245,399
Yara International ASA (Brazil)(a)	60,354	3,178,259

		180,906,437

Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	36,700	1,627,645
ADT, Inc.	2,095	22,606
A-Living Smart City Services Co. Ltd. (China), 144A	8,250	41,159
Cintas Corp.	78	29,796
Clean Harbors, Inc.*	33,900	3,157,446
Copart, Inc.*	75,600	9,966,348
Daiseki Co. Ltd. (Japan)	5,000	224,476
Deluxe Corp.	6,300	300,951
Driven Brands Holdings, Inc.*	445	13,759
GFL Environmental, Inc. (Canada)(a)	26,664	851,115
Harsco Corp.*	42,284	863,439
Herman Miller, Inc.(a)	36,900	1,739,466
HNI Corp.	32,300	1,420,231
Intrum AB (Sweden)	46,560	1,525,467
Japan Elevator Service Holdings Co. Ltd. (Japan)	8,100	187,138
Kokuyo Co. Ltd. (Japan)	15,000	234,092
Matthews International Corp. (Class A Stock)	4,800	172,608
MSA Safety, Inc.	359	59,443
Republic Services, Inc.	2,843	312,758
Rollins, Inc.	215	7,353
Securitas AB (Sweden) (Class B Stock)	37,170	586,855
Serco Group PLC (United Kingdom)	118,485	223,073

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Shanghai M&G Stationery, Inc. (China) (Class A Stock)	9,400	$122,917
SPIE SA (France)	13,422	309,724
Stericycle, Inc.*	1,240	88,722
Tetra Tech, Inc.	11,800	1,440,072
Waste Management, Inc.	10,814	1,515,150

		27,043,809

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	113,000	1,340,557
Arista Networks, Inc.*	90	32,608
Calix, Inc.*	22,800	1,083,000
Cambium Networks Corp.*	15,100	730,085
Ciena Corp.*	2,080	118,331
Cisco Systems, Inc.	741,628	39,306,284
F5 Networks, Inc.*	814	151,941
Juniper Networks, Inc.	4,365	119,383
Lumentum Holdings, Inc.*	1,025	84,081
Motorola Solutions, Inc.	19,052	4,131,426
NETGEAR, Inc.*	69,200	2,651,744
NetScout Systems, Inc.*	43,400	1,238,636
Plantronics, Inc.*(a)	46,700	1,948,791
Spirent Communications PLC (United Kingdom)	378,194	1,288,536
Ubiquiti, Inc.(a)	19,114	5,967,200
Viasat, Inc.*	840	41,865
Viavi Solutions, Inc.*	10,500	185,430
VTech Holdings Ltd. (Hong Kong)	75,900	799,867

		61,219,765

Construction & Engineering — 0.2%
AECOM*	1,870	118,408
Boskalis Westminster (Netherlands)	7,270	233,729
Comfort Systems USA, Inc.	8,500	669,715
EMCOR Group, Inc.	66,100	8,142,859
Great Lakes Dredge & Dock Corp.*	89,687	1,310,327
GS Engineering & Construction Corp. (South Korea)	13,799	526,929
Hyundai Engineering & Construction Co. Ltd. (South Korea)	1,276	66,244
Kinden Corp. (Japan)	26,700	436,101
Larsen & Toubro Ltd. (India)	76,443	1,549,265
Maeda Corp. (Japan)	43,200	374,410
MasTec, Inc.*(a)	2,960	314,056
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	367,201	169,071
Mirait Holdings Corp. (Japan)	15,000	265,974
MYR Group, Inc.*	9,700	881,924
Primoris Services Corp.	63,700	1,874,691
Quanta Services, Inc.	85,197	7,716,292
Samsung Engineering Co. Ltd. (South Korea)*	2,838	60,543
SHO-BOND Holdings Co. Ltd. (Japan)	3,800	158,503
Skanska AB (Sweden) (Class B Stock)	76,153	2,020,403
Valmont Industries, Inc.	285	67,274
WillScot Mobile Mini Holdings Corp.*	54,501	1,518,943

		28,475,661

	Shares	Value

COMMON STOCKS (continued)
Construction Materials — 0.2%
ACC Ltd. (India)	1,606	$43,668
Ambuja Cements Ltd. (India)	11,911	54,746
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	27,000	142,960
Buzzi Unicem SpA (Italy)	266,357	7,070,543
Cemex SAB de CV (Mexico), UTS*	214,500	180,561
China National Building Material Co. Ltd. (China) (Class H Stock)	64,000	75,297
China Resources Cement Holdings Ltd. (China)	42,000	39,933
Eagle Materials, Inc.	557	79,155
Holcim Ltd. (Switzerland)*	160,003	9,624,069
James Hardie Industries PLC, CDI	36,137	1,231,345
Martin Marietta Materials, Inc.	8,742	3,075,523
Siam Cement PCL (The) (Thailand)	13,000	175,779
Summit Materials, Inc. (Class A Stock)*	113,840	3,967,324
Taiheiyo Cement Corp. (Japan)	13,700	300,253
Vulcan Materials Co.	1,804	314,022
Wienerberger AG (Austria)	75,676	2,921,388

		29,296,566

Consumer Finance — 0.4%
Ally Financial, Inc.	5,015	249,948
American Express Co.	8,120	1,341,668
Capital One Financial Corp.	253,265	39,177,563
Credit Acceptance Corp.*	121	54,947
Credit Saison Co. Ltd. (Japan)	123,600	1,513,440
Discover Financial Services	79,460	9,399,323
Navient Corp.	114,300	2,209,419
OneMain Holdings, Inc.	9,400	563,154
PROG Holdings, Inc.	3,600	173,268
Santander Consumer USA Holdings, Inc.	815	29,601
Shriram Transport Finance Co. Ltd. (India)	68,363	1,240,548
SLM Corp.	326,258	6,831,842
Synchrony Financial	228,990	11,110,595

		73,895,316

Containers & Packaging — 0.2%
Amcor PLC	20,865	239,113
AptarGroup, Inc.	897	126,334
Ardagh Group SA	125	3,065
Avery Dennison Corp.	57,126	12,010,170
Ball Corp.	3,065	248,326
Berry Global Group, Inc.*	1,830	119,353
Crown Holdings, Inc.	130,408	13,329,002
DS Smith PLC (United Kingdom)	145,337	840,749
Graphic Packaging Holding Co.	2,665	48,343
Greif, Inc. (Class A Stock)	11,600	702,380
International Paper Co.	5,300	324,943
Klabin SA (Brazil), UTS*	244,700	1,287,998
O-I Glass, Inc.*	49,800	813,234
Packaging Corp. of America	1,272	172,254
Sealed Air Corp.	940	55,695
Silgan Holdings, Inc.	1,070	44,405
Sonoco Products Co.	1,360	90,984

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Westrock Co.	3,490	$185,738

		30,642,086

Distributors — 0.1%
Arata Corp. (Japan)	14,400	558,519
Bapcor Ltd. (Australia)	31,582	201,381
Funko, Inc. (Class A Stock)*	9,400	200,032
Genuine Parts Co.	101,418	12,826,334
LKQ Corp.*	110,185	5,423,306

		19,209,572

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	166	24,420
Chegg, Inc.*	450	37,399
China Education Group Holdings Ltd. (China)	14,000	31,249
China Yuhua Education Corp. Ltd. (China), 144A	342,000	310,333
frontdoor, Inc.*	365	18,184
G8 Education Ltd. (Australia)*	612,316	462,188
Grand Canyon Education, Inc.*	11,735	1,055,798
H&R Block, Inc.	475	11,153
Service Corp. International	87,591	4,694,002
Terminix Global Holdings, Inc.*	1,735	82,777

		6,727,503

Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	140,622	1,368,767
Berkshire Hathaway, Inc. (Class B Stock)*	183,013	50,862,973
Cannae Holdings, Inc.*	65,400	2,217,714
Equitable Holdings, Inc.	5,590	170,215
Grupo de Inversiones Suramericana SA (Colombia)	34,336	169,256
Haci Omer Sabanci Holding A/S (Turkey)	186,184	190,572
Industrivarden AB (Sweden) (Class A Stock)	13,290	517,081
Industrivarden AB (Sweden) (Class C Stock)	14,292	523,292
M&G PLC (United Kingdom)	1,157,773	3,675,667
ORIX Corp. (Japan)	48,300	815,747
REC Ltd. (India)	15,272	30,600
Voya Financial, Inc.	1,830	112,545
Yuanta Financial Holding Co. Ltd. (Taiwan)*	167,000	161,104
Zenkoku Hosho Co. Ltd. (Japan)	6,300	270,744

		61,086,277

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	974,038	28,032,814
ATN International, Inc.	10,200	463,998
Bandwidth, Inc. (Class A Stock)*	3,485	480,651
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	649,451	707,192
BT Group PLC (United Kingdom)*	996,632	2,683,000
Consolidated Communications Holdings, Inc.*(a)	82,500	725,175

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Deutsche Telekom AG (Germany)	150,841	$3,190,648
Elisa OYJ (Finland)	17,160	1,024,788
Hellenic Telecommunications Organization SA (Greece)	4,161	69,819
HKT Trust & HKT Ltd. (Hong Kong)	373,000	508,290
Internet Initiative Japan, Inc. (Japan)	40,500	1,252,964
LG Uplus Corp. (South Korea)	21,966	299,993
Liberty Latin America Ltd. (Chile) (Class C Stock)*	13,600	191,760
Lumen Technologies, Inc.	14,895	202,423
Nippon Telegraph & Telephone Corp. (Japan)	726,300	18,900,083
Proximus SADP (Belgium)	52,681	1,017,048
Saudi Telecom Co. (Saudi Arabia)	10,137	355,896
Swisscom AG (Switzerland)	13,398	7,656,761
Telecom Italia SpA (Italy)	1,442,335	716,964
Telecom Italia SpA (Italy), RSP	745,501	396,538
Telefonica SA (Spain)	664,532	3,108,975
Telekom Austria AG (Austria)*	43,113	369,049
Telekom Malaysia Bhd (Malaysia)	749,700	1,097,449
Telenor ASA (Norway)	61,080	1,031,591
Telkom Indonesia Persero Tbk PT (Indonesia)	1,305,600	283,721
United Internet AG (Germany)	11,280	460,949
Verizon Communications, Inc.	761,775	42,682,253

		117,910,792

Electric Utilities — 0.7%
Alliant Energy Corp.	3,400	189,584
American Electric Power Co., Inc.	6,765	572,251
Avangrid, Inc.(a)	39,770	2,045,371
BKW AG (Switzerland)	2,075	216,415
Centrais Eletricas Brasileiras SA (Brazil)	256,324	2,223,728
Chubu Electric Power Co., Inc. (Japan)	264,100	3,225,958
CK Infrastructure Holdings Ltd. (Hong Kong)	478,000	2,851,661
CPFL Energia SA (Brazil)	474,300	2,561,361
Duke Energy Corp.	10,430	1,029,650
Edison International	95,950	5,547,829
Endesa SA (Spain)(a)	233,042	5,661,745
Enel SpA (Italy)	101,903	949,551
Energisa SA (Brazil), UTS	404,700	3,772,144
Entergy Corp.	15,215	1,516,935
Equatorial Energia SA (Brazil)	278,200	1,391,615
Evergy, Inc.	206,190	12,460,062
Eversource Energy	4,675	375,122
Exelon Corp.	391,225	17,335,180
FirstEnergy Corp.	7,295	271,447
Fortum OYJ (Finland)	909,568	25,104,424
Hawaiian Electric Industries, Inc.	1,380	58,346
Iberdrola SA (Spain)	717,306	8,745,267
IDACORP, Inc.	684	66,690
Inter RAO UES PJSC (Russia)	8,880,500	569,659
Kansai Electric Power Co., Inc. (The) (Japan)	387,100	3,694,988
Kyushu Electric Power Co., Inc. (Japan)	40,600	312,354
NextEra Energy, Inc.	44,585	3,267,189

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
NRG Energy, Inc.	1,795	$72,339
OGE Energy Corp.	2,630	88,500
Otter Tail Corp.	39,700	1,937,757
PG&E Corp.*	20,450	207,976
Pinnacle West Capital Corp.	1,530	125,414
Portland General Electric Co.	36,700	1,691,136
Power Assets Holdings Ltd. (Hong Kong)	167,500	1,028,031
Power Grid Corp. of India Ltd. (India)	319,155	1,000,270
PPL Corp.	242,485	6,782,305
Red Electrica Corp. SA (Spain)(a)	109,700	2,039,135
Southern Co. (The)	55,135	3,336,219
SSE PLC (United Kingdom)	199,423	4,160,475
Tohoku Electric Power Co., Inc. (Japan)	119,700	937,107
Xcel Energy, Inc.	7,295	480,595

		129,903,785

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	748,709	25,447,508
Acuity Brands, Inc.	54,988	10,284,406
Alfen Beheer BV (Netherlands), 144A*	16,678	1,562,108
AMETEK, Inc.	9,924	1,324,854
Atkore, Inc.*	69,900	4,962,900
AZZ, Inc.	9,700	502,266
ChargePoint Holdings, Inc.*	1,690	58,711
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)*	207,467	17,173,408
Daihen Corp. (Japan)	5,400	224,621
Eaton Corp. PLC	48,003	7,113,084
Emerson Electric Co.	280,568	27,001,864
Encore Wire Corp.	21,300	1,614,327
Generac Holdings, Inc.*	38,883	16,142,277
Hubbell, Inc.	734	137,141
Legrand SA (France)	22,152	2,347,608
Mabuchi Motor Co. Ltd. (Japan)	5,500	207,675
Mitsubishi Electric Corp. (Japan)	200,100	2,901,334
nVent Electric PLC	27,250	851,290
Regal Beloit Corp.	553	73,831
Rockwell Automation, Inc.	618	176,760
Schneider Electric SE	16,740	2,637,363
Sensata Technologies Holding PLC*	2,100	121,737
Shoals Technologies Group, Inc. (Class A Stock)*	1,110	39,405
Signify NV (Netherlands), 144A	149,032	9,449,256
Sunrun, Inc.*	2,700	150,606
WEG SA (Brazil)	94,700	640,498

		133,146,838

Electronic Equipment, Instruments & Components — 0.6%
Advanced Energy Industries, Inc.(a)	22,400	2,524,704
ALSO Holding AG (Switzerland)*	7,597	2,193,581
Amphenol Corp. (Class A Stock)	2,285	156,317
Arrow Electronics, Inc.*	31,388	3,572,896
AU Optronics Corp. (Taiwan)	2,097,000	1,717,973
Avnet, Inc.	8,730	349,898
Benchmark Electronics, Inc.	29,400	836,724
BOE Technology Group Co. Ltd. (China) (Class A Stock)	241,900	233,344

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Codan Ltd. (Australia)	155,421	$2,105,372
Cognex Corp.	8,359	702,574
Coherent, Inc.*	38	10,045
Comet Holding AG (Switzerland)	875	241,080
CONEXIO Corp. (Japan)	26,200	354,527
Corning, Inc.	258,122	10,557,190
CTS Corp.	13,500	501,660
Daiwabo Holdings Co. Ltd. (Japan)	105,500	1,810,480
Delta Electronics, Inc. (Taiwan)	148,000	1,613,323
ePlus, Inc.*	7,100	615,499
Esprinet SpA (Italy)	35,510	623,254
Foxconn Technology Co. Ltd. (Taiwan)	250,000	591,641
Hon Hai Precision Industry Co. Ltd. (Taiwan)	545,000	2,198,398
Horiba Ltd. (Japan)	3,600	233,330
Hosiden Corp. (Japan)	117,500	1,052,269
Innolux Corp. (Taiwan)*	2,099,000	1,577,545
IPG Photonics Corp.*	5,454	1,149,540
Jabil, Inc.	119,810	6,963,357
Keyence Corp. (Japan)	23,011	11,613,888
Keysight Technologies, Inc.*	1,413	218,181
LG Display Co. Ltd. (South Korea)*	3,944	86,167
LG Innotek Co. Ltd. (South Korea)	306	60,806
Littelfuse, Inc.	20,953	5,338,615
Macnica Fuji Electronics Holdings, Inc. (Japan)	50,700	1,218,195
Maxscend Microelectronics Co. Ltd. (China) (Class A Stock)	540	44,918
Nan Ya Printed Circuit Board Corp. (Taiwan)	4,000	56,292
National Instruments Corp.	1,750	73,990
Nippon Electric Glass Co. Ltd. (Japan)	201,300	4,728,777
Nippon Signal Co. Ltd. (Japan)	35,600	293,357
nLight, Inc.*	18,327	664,903
Rogers Corp.*	18,000	3,614,400
Samsung Electro-Mechanics Co. Ltd. (South Korea)	913	143,944
Samsung SDI Co. Ltd. (South Korea)	6,303	3,924,472
Sanmina Corp.*(a)	87,200	3,397,312
ScanSource, Inc.*	35,300	992,989
Shimadzu Corp. (Japan)	23,100	893,392
SYNNEX Corp.	39,968	4,866,504
Synnex Technology International Corp. (Taiwan)	1,386,000	2,532,548
Topcon Corp. (Japan)	15,000	223,580
Trimble, Inc.*	3,395	277,813
Unimicron Technology Corp. (Taiwan)	21,000	97,923
Vishay Intertechnology, Inc.	172,800	3,896,640
Vontier Corp.	1,050	34,209
Walsin Technology Corp. (Taiwan)	81,000	665,175
WPG Holdings Ltd. (Taiwan)	677,000	1,243,748
Yageo Corp. (Taiwan)	6,000	120,535
Zebra Technologies Corp. (Class A Stock)*	21,700	11,489,933
Zhen Ding Technology Holding Ltd. (Taiwan)	345,000	1,303,904

		108,603,631

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	60,080	$1,374,030
ChampionX Corp.*	100,700	2,582,955
Halliburton Co.	521,165	12,049,335
Newpark Resources, Inc.*	147,300	509,658
NOV, Inc.*	5,080	77,826
Oceaneering International, Inc.*	248,100	3,862,917
Schlumberger NV	18,900	604,989
Technip Energies NV (France)*	15,661	215,143
Tenaris SA	51,727	566,535
TETRA Technologies, Inc.*	105,000	455,700

		22,299,088

Entertainment — 1.3%
Activision Blizzard, Inc.	214,465	20,468,540
Bilibili, Inc. (China), ADR*(a)	106,841	13,017,507
Capcom Co. Ltd. (Japan)	51,200	1,499,031
CD Projekt SA (Poland)	8,997	437,546
DeNA Co. Ltd. (Japan)	10,500	223,256
Electronic Arts, Inc.	158,782	22,837,615
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	1,500	123,007
GungHo Online Entertainment, Inc. (Japan)	119,800	2,379,651
IGG, Inc. (Singapore)	1,432,000	1,895,206
Koei Tecmo Holdings Co. Ltd. (Japan)	6,300	307,974
Konami Holdings Corp. (Japan)	31,700	1,896,778
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	340	14,494
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	2,695	129,926
Lions Gate Entertainment Corp. (Class A Stock)*(a)	28,500	589,950
Lions Gate Entertainment Corp. (Class B Stock)*	38,400	702,720
Live Nation Entertainment, Inc.*	1,120	98,101
Madison Square Garden Sports Corp.* .	159	27,439
Mango Excellent Media Co. Ltd. (China) (Class A Stock)	19,600	208,085
NetEase, Inc. (China), ADR	7,200	829,800
Netflix, Inc.*	96,916	51,192,000
Nintendo Co. Ltd. (Japan)	40,000	23,198,687
ROBLOX Corp. (Class A Stock)*(a)	49,597	4,462,738
Sea Ltd. (Taiwan), ADR*	132,202	36,302,669
Spotify Technology SA*	28,654	7,896,756
Take-Two Interactive Software, Inc.*	1,245	220,390
Ubisoft Entertainment SA (France)*	10,617	744,033
Vivendi SE (France)(a)	227,124	7,628,699
Walt Disney Co. (The)*	152,411	26,789,282
World Wrestling Entertainment, Inc. (Class A Stock)(a)	101,280	5,863,099
Zynga, Inc. (Class A Stock)*	7,085	75,314

		232,060,293

Equity Real Estate Investment Trusts (REITs) — 1.5%
Acadia Realty Trust	31,444	690,510
Activia Properties, Inc. (Japan)	113	534,913
Advance Residence Investment Corp. (Japan)	150	499,860
Aedifica SA (Belgium)	3,198	421,605

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Agree Realty Corp.(a)	8,628	$608,188
Alexandria Real Estate Equities, Inc.	18,432	3,353,518
alstria office REIT-AG (Germany)	19,945	369,376
American Assets Trust, Inc.	20,400	760,716
American Campus Communities, Inc.	105,080	4,909,338
American Finance Trust, Inc.	39,000	330,720
American Homes 4 Rent (Class A Stock)	149,864	5,822,216
American Tower Corp.	24,789	6,696,500
Americold Realty Trust	6,940	262,679
Apartment Income REIT Corp.	29,615	1,404,639
Apartment Investment & Management Co. (Class A Stock)	111,200	746,152
Apple Hospitality REIT, Inc.(a)	83,500	1,274,210
AvalonBay Communities, Inc.	1,889	394,215
Aventus Group (Australia)	186,152	440,544
Big Yellow Group PLC (United Kingdom)	29,729	539,016
Boston Properties, Inc.(a)	7,991	915,689
British Land Co. PLC (The) (United Kingdom)	120,794	828,500
Brixmor Property Group, Inc.	3,895	89,157
Broadstone Net Lease, Inc.(a)	11,800	276,238
Camden Property Trust	11,155	1,479,934
Canadian Apartment Properties REIT (Canada)	7,794	365,430
Capital & Counties Properties PLC (United Kingdom)*	282,857	632,153
CareTrust REIT, Inc.	8,450	196,294
Charter Hall Group (Australia)	564,964	6,566,998
City Office REIT, Inc.	83,300	1,035,419
Columbia Property Trust, Inc.	53,505	930,452
Community Healthcare Trust, Inc.	9,864	468,145
CorePoint Lodging, Inc.*	44,300	474,010
CoreSite Realty Corp.	129	17,363
Corporate Office Properties Trust	41,600	1,164,384
Cousins Properties, Inc.	78,935	2,903,229
Covivio (France)	991	84,933
Crown Castle International Corp.	66,000	12,876,600
CubeSmart.	2,715	125,759
CyrusOne, Inc.	3,773	269,845
Daiwa Office Investment Corp. (Japan)	340	2,360,517
Dexus (Australia)*	118,902	949,569
DiamondRock Hospitality Co.*	109,100	1,058,270
Digital Realty Trust, Inc.	11,194	1,684,249
Diversified Healthcare Trust	114,100	476,938
Douglas Emmett, Inc.	2,170	72,955
Duke Realty Corp.	22,379	1,059,646
EPR Properties*	1,005	52,943
Equinix, Inc.	11,699	9,389,617
Equity LifeStyle Properties, Inc.	24,910	1,851,062
Equity Residential	43,479	3,347,883
Essential Properties Realty Trust, Inc.	33,500	905,840
Essex Property Trust, Inc.	6,571	1,971,366
Extra Space Storage, Inc.	7,501	1,228,814
Federal Realty Investment Trust	1,041	121,974
First Industrial Realty Trust, Inc.	9,624	502,662
Franklin Street Properties Corp.	107,554	565,734
Frasers Centrepoint Trust (Singapore)	218,265	394,795

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Frontier Real Estate Investment Corp. (Japan)	47	$219,740
Gaming & Leisure Properties, Inc.	349,514	16,192,984
Gecina SA (France)	858	131,405
GEO Group, Inc. (The)(a)	238,995	1,701,644
Global Medical REIT, Inc.	43,986	649,233
GLP J-REIT (Japan)	175	302,024
Goodman Group (Australia)	1,243,889	19,729,662
Healthcare Realty Trust, Inc.	17,000	513,400
Healthcare Trust of America, Inc. (Class A Stock)	2,845	75,962
Healthpeak Properties, Inc.	7,250	241,353
Hersha Hospitality Trust*	23,700	255,012
Highwoods Properties, Inc.	61,000	2,755,370
Host Hotels & Resorts, Inc.*(a)	45,377	775,493
Hudson Pacific Properties, Inc.	1,930	53,693
Ichigo Office REIT Investment Corp. (Japan)	2,131	1,893,450
Independence Realty Trust, Inc.	56,440	1,028,901
Ingenia Communities Group (Australia)	115,282	531,004
Inmobiliaria Colonial Socimi SA (Spain)	70,137	708,473
InterRent Real Estate Investment Trust (Canada)(a)	35,195	478,693
Invincible Investment Corp. (Japan)	1,016	391,287
Invitation Homes, Inc.	20,753	773,879
Iron Mountain, Inc.	1,145	48,456
Japan Excellent, Inc. (Japan)	155	221,761
Japan Hotel REIT Investment Corp. (Japan)	732	438,195
Japan Metropolitan Fund Investment Corp. (Japan)	330	356,215
JBG SMITH Properties	1,655	52,149
Kenedix Office Investment Corp. (Japan)	42	295,862
Keppel REIT (Singapore)	254,000	218,904
Kilroy Realty Corp.	10,015	697,445
Kimco Realty Corp.	5,470	114,050
Klepierre SA (France)	118,544	3,058,116
Lamar Advertising Co. (Class A Stock)	23,150	2,417,323
Land Securities Group PLC (United Kingdom)	20,215	188,637
Life Storage, Inc.(a)	10,022	1,075,862
Link REIT (Hong Kong)	257,531	2,492,057
Mapletree Logistics Trust (Singapore)	233,622	356,564
Medical Properties Trust, Inc.	394,105	7,921,511
MGM Growth Properties LLC (Class A Stock)	14,200	520,004
Mid-America Apartment Communities, Inc.	1,548	260,714
Mirvac Group (Australia)	182,414	398,580
Mitsui Fudosan Logistics Park, Inc. (Japan)	43	229,068
Mori Trust Sogo REIT, Inc. (Japan)	575	813,986
National Retail Properties, Inc.	21,806	1,022,265
National Storage Affiliates Trust	15,336	775,388
National Storage REIT (Australia)	212,420	315,673
NETSTREIT Corp.	3,368	77,666
New Senior Investment Group, Inc.	105,759	928,564
Nippon Building Fund, Inc. (Japan)	169	1,054,605

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Nippon Prologis REIT, Inc. (Japan)	135	$429,009
Nomura Real Estate Master Fund, Inc. (Japan)	357	572,440
Omega Healthcare Investors, Inc.	38,420	1,394,262
Orix JREIT, Inc. (Japan)	2,498	4,804,052
Park Hotels & Resorts, Inc.*	24,378	502,431
Pebblebrook Hotel Trust(a)	121,913	2,871,051
Piedmont Office Realty Trust, Inc. (Class A Stock)	176,700	3,263,649
Plymouth Industrial REIT, Inc.	9,526	190,711
PotlatchDeltic Corp.	98,000	5,208,700
Prologis, Inc.	160,738	19,213,013
Public Storage	13,178	3,962,493
Rayonier, Inc.	1,790	64,315
Realty Income Corp.	5,040	336,370
Regency Centers Corp.	15,518	994,238
Retail Opportunity Investments Corp.	15,583	275,196
Retail Properties of America, Inc. (Class A Stock)	65,700	752,265
Rexford Industrial Realty, Inc.	12,759	726,625
RLJ Lodging Trust	62,010	944,412
RPT Realty	23,200	301,136
Sabra Health Care REIT, Inc.	135,100	2,458,820
Safestore Holdings PLC (United Kingdom)	75,764	994,754
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,535,749
SBA Communications Corp.	6,923	2,206,360
Segro PLC (United Kingdom)	75,355	1,141,378
Simon Property Group, Inc.	19,602	2,557,669
SITE Centers Corp.	39,700	597,882
SL Green Realty Corp.(a)	3,665	293,200
Spirit Realty Capital, Inc.	39,150	1,872,936
Stockland (Australia)	2,857,665	9,972,356
STORE Capital Corp.	3,285	113,365
Summit Hotel Properties, Inc.*	46,565	434,451
Summit Industrial Income REIT (Canada)	52,289	749,577
Sun Communities, Inc.	4,185	717,309
Sunstone Hotel Investors, Inc.*	85,600	1,063,152
Terreno Realty Corp.	2,800	180,656
UDR, Inc.	24,800	1,214,704
Unibail-Rodamco-Westfield (France)*	5,258	454,378
UNITE Group PLC (The) (United Kingdom)	18,657	277,599
Urban Edge Properties	143,731	2,745,262
Ventas, Inc.	5,080	290,068
VEREIT, Inc.(a)	33,995	1,561,390
VICI Properties, Inc.	11,462	355,551
Vornado Realty Trust	2,385	111,308
Warehouses De Pauw CVA (Belgium)	7,582	289,451
Weingarten Realty Investors	1,555	49,869
Welltower, Inc.	38,797	3,224,031
Weyerhaeuser Co.	625,320	21,523,514
WP Carey, Inc.	2,370	176,849
Xenia Hotels & Resorts, Inc.*	64,927	1,216,083

		272,692,602

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing — 0.8%
Albertson’s Cos., Inc. (Class A Stock)	2,100	$41,286
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	34,000	1,249,355
Atacadao SA (Brazil)	7,800	32,995
Axfood AB (Sweden)	11,298	312,890
BIM Birlesik Magazalar A/S (Turkey)	80,502	575,110
BJ’s Wholesale Club Holdings, Inc.*(a)	12,205	580,714
Carrefour SA (France)(a)	69,156	1,364,070
Casey’s General Stores, Inc.	504	98,098
Cencosud SA (Chile)	23,728	47,208
Clicks Group Ltd. (South Africa)	4,150	71,532
Costco Wholesale Corp.	76,898	30,426,232
E-MART, Inc. (South Korea)	3,125	444,862
Empire Co. Ltd. (Canada) (Class A Stock)	35,600	1,122,911
Etablissements Franz Colruyt NV (Belgium)	52,996	2,968,401
George Weston Ltd. (Canada)	1,300	123,907
GrainCorp Ltd. (Australia) (Class A Stock)	59,030	228,755
Grocery Outlet Holding Corp.*	1,180	40,899
ICA Gruppen AB (Sweden)	10,527	490,200
J Sainsbury PLC (United Kingdom)	193,840	729,816
Kesko OYJ (Finland) (Class B Stock)	31,063	1,148,261
Koninklijke Ahold Delhaize NV (Netherlands)	1,000,100	29,715,899
Kroger Co. (The)(a)	180,525	6,915,913
Loblaw Cos. Ltd. (Canada)	34,900	2,147,887
Magnit PJSC (Russia), GDR	45,441	661,329
Performance Food Group Co.*	32,147	1,558,808
PriceSmart, Inc.	9,700	882,797
Shoprite Holdings Ltd. (South Africa)	8,566	93,400
SPAR Group Ltd. (The) (South Africa)	3,178	40,316
Sprouts Farmers Market, Inc.*(a)	16,792	417,281
Tesco PLC (United Kingdom)	2,976,137	9,183,848
US Foods Holding Corp.*	2,990	114,696
Valor Holdings Co. Ltd. (Japan)	7,500	152,736
Walgreens Boots Alliance, Inc.	9,720	511,369
Wal-Mart de Mexico SAB de CV (Mexico)	12,800	41,808
Walmart, Inc.	401,735	56,652,670

		151,188,259

Food Products — 0.8%
Adecoagro SA (Brazil)*	47,877	480,685
Archer-Daniels-Midland Co.	137,225	8,315,835
Austevoll Seafood ASA (Norway)	112,698	1,400,824
Beyond Meat, Inc.*	95	14,962
Bunge Ltd.	14,445	1,128,877
Campbell Soup Co.	2,640	120,358
Charoen Pokphand Foods PCL (Thailand)	1,240,400	1,028,219
Charoen Pokphand Indonesia Tbk PT (Indonesia)	122,400	52,846
China Feihe Ltd. (China), 144A	19,000	41,096
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,466,411
Conagra Brands, Inc.(a)	43,540	1,583,985
Cranswick PLC (United Kingdom)	4,045	223,536

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Darling Ingredients, Inc.*	137,116	$9,255,330
Elders Ltd. (Australia)	24,263	210,781
Flowers Foods, Inc.	2,520	60,984
Freshpet, Inc.*	1,495	243,625
General Mills, Inc.	8,265	503,587
Gruma SAB de CV (Mexico) (Class B Stock)	3,685	41,420
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	26,200	57,699
Hain Celestial Group, Inc. (The)*	1,075	43,129
Hershey Co. (The)	42,869	7,466,922
Hormel Foods Corp.	3,800	181,450
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	51,000	28,708
Indofood Sukses Makmur Tbk PT (Indonesia)	1,585,300	676,014
Inghams Group Ltd. (Australia)	183,589	549,602
Ingredion, Inc.	915	82,808
J.M. Smucker Co. (The)	1,440	186,581
JBS SA	604,100	3,545,313
John B. Sanfilippo & Son, Inc.	8,000	708,560
Kellogg Co.	1,895	121,905
Kraft Heinz Co. (The)	262,590	10,708,420
Lamb Weston Holdings, Inc.	1,390	112,117
Lancaster Colony Corp.	3,100	599,881
McCormick & Co., Inc.	3,380	298,522
Mission Produce, Inc.*(a)	31,000	642,010
Mondelez International, Inc. (Class A Stock)	347,062	21,670,551
Morinaga Milk Industry Co. Ltd. (Japan)	4,000	208,934
Muyuan Foods Co. Ltd. (China) (Class A Stock)	5,880	55,275
Nestle SA (Switzerland)	216,259	26,941,860
NH Foods Ltd. (Japan)	9,100	354,318
Nichirei Corp. (Japan)	11,900	313,048
Nippon Suisan Kaisha Ltd. (Japan)	209,800	998,297
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	740,694
Orkla ASA (Norway)	145,500	1,484,284
Pilgrim’s Pride Corp.*	350	7,763
Post Holdings, Inc.*	796	86,342
Premier Foods PLC (United Kingdom)*	656,977	1,006,208
Prima Meat Packers Ltd. (Japan)	7,400	200,275
Sanderson Farms, Inc.	29,100	5,469,927
Seaboard Corp.	4	15,475
Tate & Lyle PLC (United Kingdom)	323,696	3,315,431
Thai Union Group PCL (Thailand)	1,824,900	1,131,463
Tiger Brands Ltd. (South Africa)	2,848	41,740
Tyson Foods, Inc. (Class A Stock)	131,315	9,685,794
Viscofan SA (Spain)	3,807	265,484
Want Want China Holdings Ltd. (China).	84,000	59,492
WH Group Ltd. (Hong Kong), 144A	9,566,000	8,597,948
Wilmar International Ltd. (China)	3,311,700	11,141,089

		145,974,694

Gas Utilities — 0.2%
Atmos Energy Corp.	1,745	167,712
Beijing Enterprises Holdings Ltd. (China)	8,500	30,210

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities (cont’d.)
Enagas SA (Spain)	31,411	$726,636
GAIL India Ltd. (India)	24,901	50,406
Italgas SpA (Italy)	550,785	3,606,322
National Fuel Gas Co.	1,180	61,655
Naturgy Energy Group SA (Spain)	43,225	1,113,167
New Jersey Resources Corp.	22,600	894,282
Nippon Gas Co. Ltd. (Japan)	12,000	203,701
ONE Gas, Inc.	39,100	2,898,092
Osaka Gas Co. Ltd. (Japan)	124,800	2,322,632
Rubis SCA (France)	6,190	275,558
Snam SpA (Italy)	1,943,480	11,222,718
Southwest Gas Holdings, Inc.	37,200	2,462,268
UGI Corp.	64,875	3,004,361

		29,039,720

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	485,857	56,325,402
Alcon, Inc. (Switzerland)	60,760	4,267,003
Align Technology, Inc.*	45,209	27,622,699
AngioDynamics, Inc.*	51,200	1,389,056
Ansell Ltd. (Australia)	199,282	6,505,608
Baxter International, Inc.	6,810	548,205
Becton, Dickinson & Co.	89,616	21,793,715
Boston Scientific Corp.*	405,825	17,353,077
Cardiovascular Systems, Inc.*	4,000	170,600
Coloplast A/S (Denmark) (Class B Stock)	7,395	1,214,712
ConvaTec Group PLC (United Kingdom), 144A	175,260	584,989
Cooper Cos., Inc. (The)	11,913	4,720,765
Danaher Corp.	206,665	55,460,619
DENTSPLY SIRONA, Inc.	67,435	4,265,938
Dexcom, Inc.*	11,015	4,703,405
Envista Holdings Corp.*	33,370	1,441,918
Getinge AB (Sweden) (Class B Stock)	274,174	10,348,020
Globus Medical, Inc. (Class A Stock)*	4,675	362,453
GN Store Nord A/S (Denmark)	28,538	2,497,618
Hartalega Holdings Bhd (Malaysia)	700,200	1,241,588
Heska Corp.*	1,000	229,730
Hill-Rom Holdings, Inc.	46,486	5,280,345
Hologic, Inc.*	3,435	229,183
Hoya Corp. (Japan)	51,800	6,833,962
ICU Medical, Inc.*	4,675	962,115
IDEXX Laboratories, Inc.*	31,500	19,893,825
Inmode Ltd.*(a)	8,600	814,248
Inogen, Inc.*	9,100	593,047
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	13,350	258,026
Integer Holdings Corp.*	35,300	3,325,260
Integra LifeSciences Holdings Corp.*	3,352	228,740
Intuitive Surgical, Inc.*	8,687	7,988,913
Koninklijke Philips NV (Netherlands)	19,968	990,253
Kossan Rubber Industries (Malaysia)	1,906,500	1,475,827
Masimo Corp.*	190	46,066
Medtecs International Corp. Ltd. (Taiwan)	332,500	212,550
Medtronic PLC	38,607	4,792,287
Menicon Co. Ltd. (Japan)	107,331	7,489,376
Meridian Bioscience, Inc.*(a)	111,900	2,481,942

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Merit Medical Systems, Inc.*	38,100	$2,463,546
Natus Medical, Inc.*	52,600	1,366,548
Neogen Corp.*	64,800	2,983,392
OraSure Technologies, Inc.*(a)	210,800	2,137,512
Ortho Clinical Diagnostics Holdings PLC*	30,821	659,878
Quidel Corp.*	510	65,341
ResMed, Inc.	200	49,304
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	1,200	89,208
Sonova Holding AG (Switzerland)	9,009	3,394,327
Sri Trang Gloves Thailand PCL (Thailand)	28,600	37,398
STAAR Surgical Co.*	3,100	472,750
STERIS PLC	1,158	238,895
Straumann Holding AG (Switzerland)	9,185	14,663,698
Stryker Corp.	30,108	7,819,951
Supermax Corp. Bhd (Malaysia)	1,415,877	1,121,900
Tandem Diabetes Care, Inc.*	50	4,870
Teleflex, Inc.	3,021	1,213,808
Top Glove Corp. Bhd (Malaysia)	3,984,800	3,991,858
Treace Medical Concepts, Inc.*	5,971	186,653
West Pharmaceutical Services, Inc.	19,900	7,146,090
Zimmer Biomet Holdings, Inc.	44,475	7,152,469

		344,202,481

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*	90,381	5,671,408
Agiliti, Inc.*	40,500	885,735
agilon health, Inc.*	340	13,794
Aier Eye Hospital Group Co. Ltd. (China) (Class A Stock)	173,209	1,902,520
Amedisys, Inc.*	50	12,247
AmerisourceBergen Corp.	1,988	227,606
AMN Healthcare Services, Inc.*	22,600	2,191,748
Amplifon SpA (Italy)	14,604	721,375
Anthem, Inc.	31,023	11,844,581
Australian Pharmaceutical Industries Ltd. (Australia)	432,758	362,270
Cardinal Health, Inc.	1,610	91,915
Centene Corp.*	7,840	571,771
Chemed Corp.	155	73,548
Cigna Corp.	134,396	31,861,260
Community Health Systems, Inc.*	224,200	3,461,648
CVS Health Corp.	38,445	3,207,851
DaVita, Inc.*	286	34,443
Encompass Health Corp.	565	44,087
Ensign Group, Inc. (The)	40,700	3,527,469
Fresenius Medical Care AG & Co. KGaA (Germany)	140,975	11,728,231
Fresenius SE & Co. KGaA (Germany)	228,495	11,930,016
Galenica AG (Switzerland), 144A	5,064	358,100
H.U. Group Holdings, Inc. (Japan)	22,500	580,778
HCA Healthcare, Inc.	84,100	17,386,834
Henry Schein, Inc.*	1,890	140,219
Humana, Inc.	1,750	774,760
Hygeia Healthcare Holdings Co. Ltd. (China), 144A	147,849	1,943,822

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Laboratory Corp. of America Holdings*	103,699	$28,605,369
LHC Group, Inc.*	16,000	3,204,160
McKesson Corp.	30,054	5,747,527
Medipal Holdings Corp. (Japan)	259,300	4,951,528
ModivCare, Inc.*	4,800	816,336
Molina Healthcare, Inc.*	33,873	8,571,901
National HealthCare Corp.	10,600	740,940
NMC Health PLC (United Arab Emirates)*^	21,382	3
Oak Street Health, Inc.*	135	7,907
Owens & Minor, Inc.	32,400	1,371,492
Patterson Cos., Inc.	16,800	510,552
Premier, Inc. (Class A Stock)	1,565	54,446
Quest Diagnostics, Inc.	1,772	233,851
Select Medical Holdings Corp.	88,700	3,748,462
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	44,300	96,887
Signify Health, Inc. (Class A Stock)*	305	9,281
Sinopharm Group Co. Ltd. (China) (Class H Stock)	29,600	88,349
Sonic Healthcare Ltd. (Australia)	219,902	6,346,229
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,783,921
Talkspace, Inc.*	43,997	365,615
Toho Holdings Co. Ltd. (Japan)	92,900	1,492,303
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	34,023	757,692
UnitedHealth Group, Inc.	211,336	84,627,388
Universal Health Services, Inc. (Class B Stock)	1,027	150,384

		265,832,559

Health Care Technology — 0.1%
Cerner Corp.	4,080	318,893
Certara, Inc.*	160	4,533
Change Healthcare, Inc.*	114,265	2,632,665
Computer Programs & Systems, Inc.	33,500	1,113,205
Inovalon Holdings, Inc. (Class A Stock)*	23,100	787,248
NextGen Healthcare, Inc.*	104,500	1,733,655
Omnicell, Inc.*(a)	31,600	4,785,820
Phreesia, Inc.*	5,056	309,933
Teladoc Health, Inc.*	1,987	330,418
Veeva Systems, Inc. (Class A Stock)*	3,700	1,150,515

		13,166,885

Hotels, Restaurants & Leisure — 1.1%
888 Holdings PLC (United Kingdom)	369,960	1,971,632
Airbnb, Inc. (Class A Stock)*	58,406	8,944,295
Aramark	3,105	115,661
Bally’s Corp.*	9,311	503,818
Biglari Holdings, Inc. (Class B Stock)*	2,240	357,213
BJ’s Restaurants, Inc.*(a)	3,134	154,005
Bloomin’ Brands, Inc.*	90,202	2,448,082
Booking Holdings, Inc.*	2,400	5,251,416
Boyd Gaming Corp.*	875	53,804
Caesars Entertainment, Inc.*	18,020	1,869,575
Carnival Corp.*	11,535	304,063
Chipotle Mexican Grill, Inc.*	5,354	8,300,520

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Chuy’s Holdings, Inc.*	16,300	$607,338
Darden Restaurants, Inc.	75,782	11,063,414
Del Taco Restaurants, Inc.(a)	139,800	1,399,398
Domino’s Pizza, Inc.	170	79,303
Evolution AB (Sweden), 144A	139,880	22,179,755
Galaxy Entertainment Group Ltd. (Macau)*	287,980	2,297,860
Hilton Worldwide Holdings, Inc.*	40,824	4,924,191
Hyatt Hotels Corp. (Class A Stock)*	550	42,702
Jack in the Box, Inc.(a)	42,132	4,695,190
Jiumaojiu International Holdings Ltd. (China), 144A.	150,000	616,110
Jollibee Foods Corp. (Philippines)	7,040	30,802
Kambi Group PLC (Malta)*	3,829	191,085
Kindred Group PLC (Malta), SDR	703,074	11,046,010
La Francaise des Jeux SAEM (France), 144A.	20,464	1,205,345
MakeMyTrip Ltd. (India)*(a)	88,408	2,656,660
Marriott International, Inc. (Class A Stock)*	42,517	5,804,421
Marriott Vacations Worldwide Corp.*	570	90,801
McDonald’s Corp.	178,189	41,159,877
McDonald’s Holdings Co. Japan Ltd. (Japan)	22,300	984,323
MGM Resorts International	5,525	235,641
Minor International PCL (Thailand)*	2,570,526	2,415,893
Monarch Casino & Resort, Inc.*	4,100	271,297
NEOGAMES SA (Israel)*	3,000	184,410
Norwegian Cruise Line Holdings Ltd.*	4,935	145,138
Pandox AB (Sweden)*	40,653	676,586
Papa John’s International, Inc.(a)	11,200	1,169,728
Penn National Gaming, Inc.*	57,624	4,407,660
Planet Fitness, Inc. (Class A Stock)*	350	26,338
RCI Hospitality Holdings, Inc.	13,000	860,600
Red Rock Resorts, Inc. (Class A Stock)*	69,400	2,949,500
Royal Caribbean Cruises Ltd.*(a)	51,264	4,371,794
Rush Street Interactive, Inc.*(a)	23,604	289,385
Scientific Games Corp.*	41,400	3,206,016
Shenzhen Overseas Chinese Town Co. Ltd. (China) (Class A Stock)	20,400	23,472
Six Flags Entertainment Corp.*	645	27,916
Starbucks Corp.	236,100	26,398,341
Tabcorp Holdings Ltd. (Australia)	229,680	893,763
Texas Roadhouse, Inc.	35,642	3,428,760
Travel + Leisure Co.	385	22,888
Wyndham Hotels & Resorts, Inc.	460	33,253
Yum China Holdings, Inc. (China)(a)	12,255	811,894
Yum! Brands, Inc.	3,695	425,036

		194,623,978

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	237,995	2,289,070
Bellway PLC (United Kingdom)	11,687	526,768
Berkeley Group Holdings PLC (United Kingdom)	18,333	1,170,756
Cavco Industries, Inc.*	5,300	1,177,607
Century Communities, Inc.	10,539	701,265

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Coway Co. Ltd. (South Korea)	798	$55,748
D.R. Horton, Inc.	87,234	7,883,337
De’ Longhi SpA (Italy)	28,296	1,231,899
Ecovacs Robotics Co. Ltd. (China) (Class A Stock)	8,000	282,921
Electrolux AB (Sweden) (Class B Stock)(a)	26,096	725,581
Ethan Allen Interiors, Inc.	9,600	264,960
Garmin Ltd.	2,056	297,380
Huizhou Desay Sv Automotive Co. Ltd. (China) (Class A Stock)	1,663	28,222
Husqvarna AB (Sweden) (Class B Stock)	480,996	6,403,448
Iida Group Holdings Co. Ltd. (Japan)	342,600	8,826,402
Leggett & Platt, Inc.	1,795	92,999
Lennar Corp. (Class A Stock)	74,010	7,352,893
Lennar Corp. (Class B Stock)	210	17,104
LG Electronics, Inc. (South Korea)	9,136	1,330,721
M/I Homes, Inc.*	19,700	1,155,799
Meritage Homes Corp.*	4,300	404,544
Mohawk Industries, Inc.*	765	147,025
Newell Brands, Inc.	5,110	140,372
Nien Made Enterprise Co. Ltd. (Taiwan)	91,000	1,351,771
NVR, Inc.*	15	74,599
Open House Co. Ltd. (Japan)	7,700	361,121
Panasonic Corp. (Japan)	816,200	9,434,446
Persimmon PLC (United Kingdom)	43,761	1,799,499
PulteGroup, Inc.	45,515	2,483,754
Redrow PLC (United Kingdom)	274,956	2,343,314
Rinnai Corp. (Japan)	4,300	409,175
SEB SA (France)	2,673	482,844
Sekisui House Ltd. (Japan)	70,800	1,450,435
Sharp Corp. (Japan)	85,200	1,403,342
Skyline Champion Corp.*	91,200	4,860,960
Sony Group Corp. (Japan)	177,800	17,210,912
Sumitomo Forestry Co. Ltd. (Japan)	17,400	317,958
Tamron Co. Ltd. (Japan)	26,100	571,711
Taylor Wimpey PLC (United Kingdom)	190,218	419,040
Toll Brothers, Inc.	45,889	2,652,843
TopBuild Corp.*	80	15,822
Tri Pointe Homes, Inc.*	14,400	308,592
Vistry Group PLC (United Kingdom)	246,341	4,010,302
Whirlpool Corp.	845	184,227

		94,653,488

Household Products — 0.3%
Church & Dwight Co., Inc.	3,145	268,017
Clorox Co. (The)	323	58,111
Colgate-Palmolive Co.	5,320	432,782
Henkel AG & Co. KGaA (Germany)	11,651	1,073,926
Hindustan Unilever Ltd. (India)	55,769	1,858,449
Kimberly-Clark Corp.	2,276	304,483
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	25,600	45,475
Procter & Gamble Co. (The)	417,298	56,306,019
Reynolds Consumer Products, Inc.	735	22,307
Spectrum Brands Holdings, Inc.	570	48,473

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Vinda International Holdings Ltd. (Hong Kong)	19,000	$58,592

		60,476,634

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	641,215	16,716,475
Brookfield Renewable Corp. (Class A Stock)	1,295	54,312
China Power International Development Ltd. (China)	2,192,000	480,817
China Resources Power Holdings Co. Ltd. (China)	32,000	43,720
Drax Group PLC (United Kingdom)	456,812	2,684,553
Electric Power Development Co. Ltd. (Japan)	437,200	6,249,302
Engie Brasil Energia SA (Brazil)	159,400	1,254,356
NextEra Energy Partners LP(a)	10,546	805,293
NTPC Ltd. (India)	531,930	836,756
Uniper SE (Germany)	24,234	893,158
Vistra Corp.	6,475	120,111

		30,138,853

Industrial Conglomerates — 0.4%
3M Co.	122,295	24,291,456
Carlisle Cos., Inc.	9,636	1,844,138
CITIC Ltd. (China)	1,592,000	1,714,584
CJ Corp. (South Korea)	7,047	670,447
CK Hutchison Holdings Ltd. (United Kingdom)	448,500	3,490,527
DCC PLC (United Kingdom)	39,553	3,243,453
General Electric Co.	719,529	9,684,860
Hitachi Ltd. (Japan)	106,100	6,059,345
Honeywell International, Inc.	63,584	13,947,150
Industries Qatar QSC (Qatar)	28,230	102,508
Jardine Matheson Holdings Ltd. (Hong Kong)	18,600	1,186,376
KOC Holding A/S (Turkey)	568,755	1,198,581
LG Corp. (South Korea)	1,759	160,157
Lifco AB (Sweden) (Class B Stock)	22,429	525,158
Nisshinbo Holdings, Inc. (Japan)	26,000	224,447
Roper Technologies, Inc.	1,422	668,624
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	2,995,141
Smiths Group PLC (United Kingdom)	14,056	310,363
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	1,319,058	1,159,416

		73,476,731

Insurance — 1.6%
Aegon NV (Netherlands)(a)	246,426	1,025,429
Aflac, Inc.	132,925	7,132,755
Ageas SA/NV (Belgium)	248,482	13,781,203
AIA Group Ltd. (Hong Kong)	198,800	2,476,329
Alleghany Corp.*	7,709	5,142,443
Allianz SE (Germany)	22,428	5,596,293
Allstate Corp. (The)	179,043	23,354,369
American Financial Group, Inc.	17,813	2,221,637
American International Group, Inc.	113,485	5,401,886
Aon PLC (Class A Stock)	1,300	310,388

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Arch Capital Group Ltd.*	4,315	$168,026
Argo Group International Holdings Ltd.	19,400	1,005,502
Arthur J. Gallagher & Co.	2,838	397,547
ASR Nederland NV (Netherlands)	113,564	4,391,159
Assicurazioni Generali SpA (Italy)	56,445	1,133,689
Assurant, Inc.	900	140,562
Assured Guaranty Ltd.	1,240	58,875
Athene Holding Ltd. (Class A Stock)*	1,765	119,137
AXA SA (France)	40,537	1,029,480
Axis Capital Holdings Ltd.	55,857	2,737,552
Brighthouse Financial, Inc.*	1,125	51,233
Brown & Brown, Inc.	3,220	171,111
Cathay Financial Holding Co. Ltd. (Taiwan)	174,000	337,029
China Life Insurance Co. Ltd. (Taiwan)	31,000	29,369
Chubb Ltd.	190,557	30,287,130
Cincinnati Financial Corp.	2,129	248,284
CNA Financial Corp.	595	27,067
Dai-ichi Life Holdings, Inc. (Japan)	625,800	11,501,678
DB Insurance Co. Ltd. (South Korea)	31,212	1,518,973
Direct Line Insurance Group PLC (United Kingdom)	254,109	1,009,228
Employers Holdings, Inc.	30,000	1,284,000
Erie Indemnity Co. (Class A Stock)	167	32,289
Everest Re Group Ltd.	465	117,185
Fairfax Financial Holdings Ltd. (Canada)	5,900	2,587,318
Fidelity National Financial, Inc.	4,030	175,144
First American Financial Corp.	1,425	88,849
Fubon Financial Holding Co. Ltd. (Taiwan)	496,000	1,318,185
Gjensidige Forsikring ASA (Norway)	21,509	475,019
Globe Life, Inc.	1,485	141,446
GoHealth, Inc. (Class A Stock)*	1,130	12,667
Great-West Lifeco, Inc. (Canada)	47,400	1,407,928
Hanover Insurance Group, Inc. (The)	8,275	1,122,421
Hartford Financial Services Group, Inc. (The)	46,320	2,870,450
iA Financial Corp., Inc. (Canada)	25,000	1,361,125
Intact Financial Corp. (Canada)	9,800	1,331,412
Japan Post Holdings Co. Ltd. (Japan)*	716,900	5,874,061
Japan Post Insurance Co. Ltd. (Japan)	297,600	5,512,326
Just Group PLC (United Kingdom)*	514,639	664,312
Kemper Corp.	975	72,053
Legal & General Group PLC (United Kingdom)	2,781,847	9,932,798
Lemonade, Inc.*	570	62,364
Lincoln National Corp.	2,365	148,617
Loews Corp.	3,225	176,246
Manulife Financial Corp. (Canada)	124,100	2,442,756
Markel Corp.*	163	193,434
Marsh & McLennan Cos., Inc.	145,597	20,482,586
Medibank Private Ltd. (Australia)	330,832	784,831
Mercury General Corp.	535	34,748
MetLife, Inc.	532,553	31,873,297
New China Life Insurance Co. Ltd. (China) (Class H Stock)	292,900	1,000,476
NN Group NV (Netherlands)	389,167	18,394,891
Old Mutual Ltd. (South Africa)	81,766	77,369

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Old Republic International Corp.	479,055	$11,933,260
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	140,000	46,734
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	104,000	91,115
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	41,000	402,023
Poste Italiane SpA (Italy), 144A	1,055,504	13,955,524
Power Corp. of Canada (Canada)	107,800	3,407,231
Powszechny Zaklad Ubezpieczen SA (Poland)*	10,086	97,255
Primerica, Inc.	538	82,389
Principal Financial Group, Inc.	3,830	242,018
Progressive Corp. (The)	8,045	790,099
ProSight Global, Inc.*	15,624	199,362
Reinsurance Group of America, Inc.	1,031	117,534
RenaissanceRe Holdings Ltd. (Bermuda)	28,309	4,212,945
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	504	98,720
Samsung Life Insurance Co. Ltd. (South Korea)	1,183	84,024
SCOR SE (France)*	18,486	588,713
Selective Insurance Group, Inc.	17,800	1,444,470
SiriusPoint Ltd. (Bermuda)*(a)	47,900	482,353
Stewart Information Services Corp.	40,900	2,318,621
Sun Life Financial, Inc. (Canada)	20,900	1,077,709
Swiss Life Holding AG (Switzerland)	3,344	1,626,695
T&D Holdings, Inc. (Japan)	740,500	9,602,730
Topdanmark A/S (Denmark)	4,585	239,088
Travelers Cos., Inc. (The)	25,989	3,890,813
Unipol Gruppo SpA (Italy)	819,619	4,475,725
Universal Insurance Holdings, Inc.	40,500	562,140
Unum Group	3,085	87,614
W.R. Berkley Corp.	2,020	150,349
White Mountains Insurance Group Ltd.	42	48,217
Willis Towers Watson PLC	1,795	412,886

		297,626,322

Interactive Media & Services — 2.7%
Alphabet, Inc. (Class A Stock)*	72,241	176,397,351
Alphabet, Inc. (Class C Stock)*	42,840	107,370,749
Auto Trader Group PLC (United Kingdom), 144A*	156,927	1,375,615
Baidu, Inc. (China), ADR*	4,400	897,160
Cars.com, Inc.*	156,900	2,248,377
Facebook, Inc. (Class A Stock)*	435,430	151,403,365
IAC/InterActiveCorp*	1,040	160,337
Kakao Corp. (South Korea)	27,311	3,964,283
Match Group, Inc.*	89,473	14,427,521
Mixi, Inc. (Japan)	7,900	208,595
NAVER Corp. (South Korea)	10,806	4,017,009
Pinterest, Inc. (Class A Stock)*	63,957	5,049,405
QuinStreet, Inc.*	80,200	1,490,116
REA Group Ltd. (Australia)	6,080	773,871
Rightmove PLC (United Kingdom)	183,517	1,646,114
Snap, Inc. (Class A Stock)*	193,324	13,173,097
Tencent Holdings Ltd. (China)	189,784	14,313,007
TripAdvisor, Inc.*	515	20,754

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Twitter, Inc.*	9,455	$650,599
Vimeo, Inc.*	6,963	341,187
Weibo Corp. (China), ADR*(a)	10,100	531,462

		500,459,974

Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China)*	217,356	6,143,815
Allegro.eu SA (Poland), 144A*	6,336	109,147
Amazon.com, Inc.*	73,465	252,731,354
ASOS PLC (United Kingdom)*	7,964	548,442
Boozt AB (Sweden), 144A*	9,645	211,522
Coupang, Inc. (South Korea)*(a)	52,560	2,198,059
DoorDash, Inc. (Class A Stock)*	140	24,966
HelloFresh SE (Germany)*	46,617	4,543,533
JD Health International, Inc. (China), 144A*	73,250	1,055,937
JD.com, Inc. (China), ADR*	5,500	438,955
Liquidity Services, Inc.*	23,800	605,710
Meituan (China) (Class B Stock), 144A*	193,873	8,006,112
MercadoLibre, Inc. (Argentina)*	26,498	41,278,319
Naspers Ltd. (South Africa) (Class N Stock)	3,136	660,346
Oisix ra daichi, Inc. (Japan)*	7,000	256,542
Overstock.com, Inc.*(a)	48,000	4,425,600
Pinduoduo, Inc. (China), ADR*	300	38,106
Qurate Retail, Inc. (Class A Stock)	177,650	2,325,439
Shutterstock, Inc.	25,100	2,464,067
Stamps.com, Inc.*	3,352	671,372
Vipshop Holdings Ltd. (China), ADR*	52,700	1,058,216
Wayfair, Inc. (Class A Stock)*	458	144,595
Westwing Group AG (Germany)*	6,027	331,411
Xometry, Inc. (Class A Stock)*	1,417	123,832
Zalando SE (Germany), 144A*	17,823	2,159,284
zooplus AG (Germany)*	757	246,186
ZOZO, Inc. (Japan)	11,200	379,852

		333,180,719

IT Services — 3.2%
Accenture PLC (Class A Stock)	131,790	38,850,374
Adyen NV (Netherlands), 144A*	20,603	50,436,151
Akamai Technologies, Inc.*	35,278	4,113,415
Alliance Data Systems Corp.	676	70,432
Amdocs Ltd.	53,465	4,136,052
Atos SE (France)	14,055	856,336
Automatic Data Processing, Inc.	136,767	27,164,662
Bechtle AG (Germany)	18,587	3,456,600
BM Technologies, Inc. (original cost $153,160; purchased 09/07/17-05/27/20)*^(f)	10,833	127,859
Broadridge Financial Solutions, Inc.	6,450	1,041,869
Capgemini SE (France)	17,608	3,387,342
Cognizant Technology Solutions Corp. (Class A Stock)	251,835	17,442,092
Computacenter PLC (United Kingdom)	69,746	2,500,822
Concentrix Corp.*	16,568	2,664,134
Data#3 Ltd. (Australia)	125,808	530,049
Dlocal Ltd. (Uruguay)*(a)	119,707	6,288,209
DXC Technology Co.*	3,370	131,228

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
EPAM Systems, Inc.*	27,300	$13,949,208
Euronet Worldwide, Inc.*	204	27,611
EVERTEC, Inc. (Puerto Rico)	4,000	174,600
Evo Payments, Inc. (Class A Stock)*(a)	15,958	442,675
ExlService Holdings, Inc.*	5,700	605,682
Fastly, Inc. (Class A Stock)*	1,430	85,228
Fidelity National Information Services, Inc.	8,398	1,189,745
Fiserv, Inc.*	102,959	11,005,288
FleetCor Technologies, Inc.*	9,955	2,549,077
Flywire Corp.*	6,989	256,776
Fujitsu Ltd. (Japan)	128,000	23,982,752
Future Corp. (Japan)	59,200	1,073,359
Gartner, Inc.*	33,869	8,203,072
Genpact Ltd.	33,555	1,524,404
Global Payments, Inc.	3,976	745,659
Globant SA*	16,170	3,544,141
GMO internet, Inc. (Japan)	26,000	706,919
GMO Payment Gateway, Inc. (Japan)	65,013	8,441,672
GoDaddy, Inc. (Class A Stock)*	2,040	177,398
Hackett Group, Inc. (The)	46,500	837,930
HCL Technologies Ltd. (India)	673,906	8,951,738
Infosys Ltd. (India)	141,714	3,010,140
International Business Machines Corp.	20,814	3,051,124
International Money Express, Inc.*	31,500	467,775
Itochu Techno-Solutions Corp. (Japan)	28,700	888,451
Jack Henry & Associates, Inc.	737	120,507
Keywords Studios PLC (Ireland)*	41,693	1,439,320
Larsen & Toubro Infotech Ltd. (India), 144A.	46,832	2,574,157
Mastercard, Inc. (Class A Stock)	78,654	28,715,789
Maximus, Inc.	43,000	3,782,710
NEC Corp. (Japan)	25,200	1,296,773
NEC Networks & System Integration Corp. (Japan)	23,900	377,663
Nomura Research Institute Ltd. (Japan)	178,700	5,912,616
NS Solutions Corp. (Japan)	14,100	452,877
NSD Co. Ltd. (Japan)	43,500	726,660
Obic Co. Ltd. (Japan)	4,300	801,760
Okta, Inc.*	10,186	2,492,310
Otsuka Corp. (Japan)	17,200	902,821
Paychex, Inc.	66,864	7,174,507
Payoneer Global, Inc., PIPE (original cost $44,210; purchased 04/29/21)*^(f)	4,421	43,553
PayPal Holdings, Inc.*	237,108	69,112,240
Paysafe Ltd.*	4,175	50,559
Reply SpA (Italy)	22,800	3,738,066
SCSK Corp. (Japan)	41,300	2,460,626
Shift4 Payments, Inc. (Class A Stock)*(a)	2,239	209,839
Shopify, Inc. (Canada) (Class A Stock)*	44,373	64,828,066
Snowflake, Inc. (Class A Stock)*(a)	38,949	9,417,868
Softcat PLC (United Kingdom)	24,043	594,018
Square, Inc. (Class A Stock)*	56,417	13,754,465
StoneCo Ltd. (Brazil) (Class A Stock)*	205	13,747
Sykes Enterprises, Inc.*	26,600	1,428,420
Tata Consultancy Services Ltd. (India)	101,797	4,593,698
Tech Mahindra Ltd. (India)	387,191	5,724,724

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
TELUS International CDA, Inc. (Philippines)*(a)	21,193	$659,314
TietoEVRY OYJ (Finland)	8,592	272,005
Transcosmos, Inc. (Japan)	71,700	1,980,325
TTEC Holdings, Inc.	16,400	1,690,676
Twilio, Inc. (Class A Stock)*	43,540	17,161,726
Uchida Yoko Co. Ltd. (Japan)	12,400	548,686
Unisys Corp.*	35,100	888,381
VeriSign, Inc.*	27,936	6,360,748
Visa, Inc. (Class A Stock)(a)	207,875	48,605,332
Western Union Co. (The)	4,155	95,440
WEX, Inc.*	4,860	942,354
Wipro Ltd. (India)	1,406,458	10,364,760
Wix.com Ltd. (Israel)*	55,204	16,024,617

		597,424,773

Leisure Products — 0.3%
American Outdoor Brands, Inc.*	36,600	1,286,124
Bandai Namco Holdings, Inc. (Japan)	14,100	973,692
Brunswick Corp.	227,342	22,647,810
Games Workshop Group PLC (United Kingdom)	14,793	2,355,827
Giant Manufacturing Co. Ltd. (Taiwan)	75,000	859,333
Hasbro, Inc.	1,730	163,520
Hayward Holdings, Inc.*	515	13,400
Johnson Outdoors, Inc. (Class A Stock) .	7,100	859,100
MasterCraft Boat Holdings, Inc.*	26,800	704,572
Mattel, Inc.*	42,000	844,200
Nautilus, Inc.*(a)	30,400	512,240
Polaris, Inc.	244	33,418
Roland Corp. (Japan)	6,400	323,772
Shimano, Inc. (Japan)	36,900	8,772,940
Smith & Wesson Brands, Inc.(a)	295,900	10,267,730
Thule Group AB (Sweden), 144A	69,820	3,098,492
Yamaha Corp. (Japan)	14,700	797,617

		54,513,787

Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp.*	160	6,538
Agilent Technologies, Inc.	78,635	11,623,039
Avantor, Inc.*	222,501	7,901,011
Bachem Holding AG (Switzerland)	552	327,303
Bio-Rad Laboratories, Inc. (Class A Stock)*	291	187,488
Bruker Corp	16,100	1,223,278
Charles River Laboratories International, Inc.*	45	16,646
Divi’s Laboratories Ltd. (India)*	57,571	3,425,422
Eurofins Scientific SE (Luxembourg)*	210,144	24,061,297
Illumina, Inc.*	1,300	615,173
Inotiv, Inc.*	7,600	202,768
IQVIA Holdings, Inc.*	87,918	21,304,290
Maccura Biotechnology Co. Ltd. (China) (Class A Stock)	4,200	27,360
Medpace Holdings, Inc.*	23,500	4,150,805
Mettler-Toledo International, Inc.*	3,400	4,710,156
PerkinElmer, Inc.	21,221	3,276,735
Pharmaron Beijing Co. Ltd. (China) (Class H Stock), 144A	96,082	2,573,391

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
PPD, Inc.*	1,280	$58,995
PRA Health Sciences, Inc.*	80	13,217
QIAGEN NV*	3,060	148,043
Repligen Corp.*	50	9,981
Sartorius Stedim Biotech (France)	25,047	11,871,295
Syneos Health, Inc.*	28,239	2,527,108
Tecan Group AG (Switzerland)	2,709	1,344,188
Thermo Fisher Scientific, Inc.	89,751	45,276,687
Waters Corp.*	58	20,045
Wuxi Biologics Cayman, Inc. (China), 144A*	1,620,902	29,691,678

		176,593,937

Machinery — 1.5%
AGCO Corp.	118,564	15,458,374
Airtac International Group (China)	2,000	77,547
Allison Transmission Holdings, Inc.	355	14,108
Altra Industrial Motion Corp.	27,500	1,788,050
Amada Co. Ltd. (Japan)	36,900	373,920
ANDRITZ AG (Austria)	54,457	3,079,467
Ashok Leyland Ltd. (India)*	2,007,430	3,324,589
Atlas Copco AB (Sweden) (Class A Stock)	91,860	5,636,494
Atlas Copco AB (Sweden) (Class B Stock)	42,776	2,253,129
Bucher Industries AG (Switzerland)	826	432,053
Caterpillar, Inc.	36,886	8,027,500
CNH Industrial NV (United Kingdom)	154,472	2,568,607
Colfax Corp.*	27,632	1,265,822
Crane Co.	71,265	6,582,748
Cummins, Inc.	70,485	17,184,948
Deere & Co.	100,559	35,468,165
Donaldson Co., Inc.	1,495	94,977
Doosan Bobcat, Inc. (South Korea)*	832	35,546
Dover Corp.	36,645	5,518,737
Ebara Corp. (Japan)	97,900	4,841,697
Enerpac Tool Group Corp.	25,184	670,398
EnPro Industries, Inc.	21,500	2,088,725
Epiroc AB (Sweden) (Class A Stock)	121,244	2,766,680
Epiroc AB (Sweden) (Class B Stock)	78,148	1,536,222
Flowserve Corp.	1,695	68,342
Fluidra SA (Spain)	9,304	370,100
Fortive Corp.	165,343	11,531,021
Franklin Electric Co., Inc.	38,900	3,136,118
Fuji Corp. (Japan)	9,900	227,087
Gates Industrial Corp. PLC*	27,424	495,552
GEA Group AG (Germany)	16,560	671,252
Graco, Inc.	860	65,102
Haitian International Holdings Ltd. (China)	11,000	36,938
Hillenbrand, Inc.	42,900	1,891,032
Hitachi Zosen Corp. (Japan)	215,000	1,387,398
IDEX Corp.	1,026	225,771
Illinois Tool Works, Inc.	442	98,813
IMI PLC (United Kingdom)	51,776	1,232,575
Indutrade AB (Sweden)	25,228	646,321
Ingersoll Rand, Inc.*	5,075	247,711
Interpump Group SpA (Italy)	17,504	1,039,471
ITT, Inc.	1,175	107,618

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	16,420	$218,287
Kennametal, Inc.	8,798	316,024
Kone OYJ (Finland) (Class B Stock)	10,356	844,911
Konecranes OYJ (Finland)	35,514	1,500,261
Lincoln Electric Holdings, Inc.	21,523	2,834,794
Makita Corp. (Japan)	27,200	1,280,329
Meritor, Inc.*	72,200	1,690,924
Middleby Corp. (The)*	529	91,655
MISUMI Group, Inc. (Japan)	6,500	219,752
Mueller Industries, Inc.	59,900	2,594,269
Nordson Corp.	33,718	7,401,438
Obara Group, Inc. (Japan)	19,500	667,931
Oshkosh Corp.	71,212	8,875,864
Otis Worldwide Corp.	143,860	11,763,432
PACCAR, Inc.	4,620	412,335
Parker-Hannifin Corp.	40,653	12,484,943
Pentair PLC(a)	58,655	3,958,626
Rexnord Corp.	27,421	1,372,147
Rotork PLC (United Kingdom)	265,715	1,259,881
Sandvik AB (Sweden)	361,815	9,254,928
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	55,240	248,265
Schindler Holding AG (Switzerland)	5,046	1,476,245
Schindler Holding AG (Switzerland) (Part. Cert.)	4,176	1,279,308
SFS Group AG (Switzerland)	1,805	259,857
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	2,850	32,742
Shyft Group, Inc. (The)	47,700	1,784,457
Sinotruk Hong Kong Ltd. (China)	194,500	417,032
Snap-on, Inc.	723	161,540
Spirax-Sarco Engineering PLC (United Kingdom)	7,395	1,391,687
SPX FLOW, Inc.	11,100	724,164
Standex International Corp.	12,800	1,214,848
Stanley Black & Decker, Inc.	16,190	3,318,788
Techtronic Industries Co. Ltd. (Hong Kong)	1,718,390	29,992,349
Tennant Co.	2,600	207,610
Terex Corp.	23,000	1,095,260
Timken Co. (The)	860	69,307
Toro Co. (The)	76	8,351
Trelleborg AB (Sweden) (Class B Stock)	26,446	614,466
TriMas Corp.*	7,200	218,376
Trinity Industries, Inc.(a)	9,723	261,451
Valmet OYJ (Finland)	101,009	4,417,462
VAT Group AG (Switzerland), 144A	7,035	2,344,835
Volvo AB (Sweden) (Class A Stock)	21,606	537,124
Volvo AB (Sweden) (Class B Stock)(a)	148,071	3,573,972
Westinghouse Air Brake Technologies Corp.	8,219	676,424
Woodward, Inc.	786	96,584
Xylem, Inc.	829	99,447

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	120,378	$171,998

		270,303,405

Marine — 0.3%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	1,576	4,387,537
AP Moller - Maersk A/S (Denmark) (Class B Stock)	9,223	26,574,571
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	486,500	1,229,187
Costamare, Inc. (Monaco)	124,500	1,470,345
D/S Norden A/S (Denmark)	174,153	5,546,126
Eagle Bulk Shipping, Inc.*(a)	9,900	468,468
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	484,000	3,455,798
Genco Shipping & Trading Ltd.	12,900	243,552
Kirby Corp.*	810	49,118
Kuehne + Nagel International AG (Switzerland)	5,753	1,970,253
Matson, Inc.	55,100	3,526,400
Mitsui OSK Lines Ltd. (Japan)	11,000	529,215
Nippon Yusen KK (Japan)	19,800	1,005,174
Pan Ocean Co. Ltd. (South Korea)	3,920	29,848
SITC International Holdings Co. Ltd. (China)	142,000	594,418
Wan Hai Lines Ltd. (Taiwan)	174,000	2,020,479
Yang Ming Marine Transport Corp. (Taiwan)*	261,000	1,723,030

		54,823,519

Media — 0.5%
Altice USA, Inc. (Class A Stock)*	865	29,531
Cable One, Inc.	35	66,948
Cardlytics, Inc.*	3,470	440,447
Charter Communications, Inc. (Class A Stock)*	97	69,981
Cheil Worldwide, Inc. (South Korea)	1,920	42,963
China South Publishing & Media Group Co. Ltd. (China) (Class A Stock)	134,100	182,872
Comcast Corp. (Class A Stock)	829,403	47,292,559
CyberAgent, Inc. (Japan)	42,000	899,650
Cyfrowy Polsat SA (Poland)	105,238	826,670
Discovery, Inc. (Class A Stock)*	2,235	68,570
Discovery, Inc. (Class C Stock)*	4,220	122,296
DISH Network Corp. (Class A Stock)*	3,345	139,821
Eutelsat Communications SA (France)	19,225	225,076
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	149,700	218,114
Fox Corp. (Class A Stock)	73,365	2,724,042
Fox Corp. (Class B Stock)	83,055	2,923,536
Future PLC (United Kingdom)	35,796	1,554,253
Gray Television, Inc.	143,400	3,355,560
Interpublic Group of Cos., Inc. (The)	5,285	171,710
ITV PLC (United Kingdom)*	1,006,980	1,747,931
Liberty Broadband Corp. (Class A Stock)*	340	57,178

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	2,059	$357,566
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,080	50,306
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	2,195	101,826
Mediaset SpA (Italy)*(a)	398,584	1,445,200
Megacable Holdings SAB de CV (Mexico), UTS	133,900	475,643
Metropole Television SA (France)	12,504	263,621
MultiChoice Group (South Africa)	50,023	410,565
New York Times Co. (The) (Class A Stock)	2,215	96,463
News Corp. (Class A Stock)	355,280	9,155,566
News Corp. (Class B Stock)	55,225	1,344,729
Nexstar Media Group, Inc. (Class A Stock)	10,824	1,600,653
Nine Entertainment Co. Holdings Ltd. (Australia)	174,915	382,540
Nippon Television Holdings, Inc. (Japan)	100,300	1,164,489
Omnicom Group, Inc.	2,895	231,571
ProSiebenSat.1 Media SE (Germany)	140,786	2,804,149
Publicis Groupe SA (France)(a)	54,464	3,487,109
S4 Capital PLC (United Kingdom)*	26,345	229,176
Schibsted ASA (Norway) (Class B Stock)	11,630	482,996
SES SA (Luxembourg)	47,002	360,037
Sirius XM Holdings, Inc.	12,200	79,788
SKY Perfect JSAT Holdings, Inc. (Japan)	178,200	649,887
TEGNA, Inc.	130,300	2,444,428
Television Francaise 1 (France)	21,635	219,236
Thryv Holdings, Inc.*	8,100	289,737
ViacomCBS, Inc. (Class A Stock)	80	3,876
ViacomCBS, Inc. (Class B Stock)	7,895	356,854

		91,647,719

Metals & Mining — 1.3%
Acerinox SA (Spain)	18,900	228,796
African Rainbow Minerals Ltd. (South Africa)	2,345	42,070
Alcoa Corp.*	207,525	7,645,221
Alrosa PJSC (Russia)	1,014,920	1,869,181
APERAM SA (Luxembourg)	6,296	324,719
ArcelorMittal SA (Luxembourg)	529,972	16,402,263
Aurubis AG (Germany)	16,037	1,489,723
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	180,200	213,239
BHP Group Ltd. (Australia)	375,403	13,748,678
BHP Group PLC (Australia)	801,989	23,760,145
BlueScope Steel Ltd. (Australia)	167,743	2,781,138
Boliden AB (Sweden)	31,392	1,210,159
Centamin PLC (Egypt)	145,065	204,074
China Hongqiao Group Ltd. (China)	622,000	843,863
Cia Siderurgica Nacional SA (Brazil)	156,100	1,373,384
Cleveland-Cliffs, Inc.*	6,165	132,917
Coronado Global Resources, Inc. (Australia), CDI, 144A*	2,791,731	1,762,567

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Dowa Holdings Co. Ltd. (Japan)	4,900	$193,883
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	1,314,004	2,727,032
ERO Copper Corp. (Canada)*	21,293	446,782
Evolution Mining Ltd. (Australia)	194,367	659,524
Evraz PLC (Russia)	727,571	5,988,015
Ferrexpo PLC (Ukraine)	610,183	3,658,358
Fortescue Metals Group Ltd. (Australia)	1,608,115	28,272,971
Freeport-McMoRan, Inc.	478,015	17,739,137
Glencore PLC (Australia)*	165,855	714,484
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	228,900	1,078,933
Hindalco Industries Ltd. (India)	26,988	135,695
Hunan Valin Steel Co. Ltd. (China) (Class A Stock)	174,200	178,058
Impala Platinum Holdings Ltd. (South Africa)	137,838	2,278,369
JSW Steel Ltd. (India)	14,064	129,997
Kobe Steel Ltd. (Japan)	34,700	223,567
Kumba Iron Ore Ltd. (South Africa)	51,017	2,289,018
Mineral Resources Ltd. (Australia)	17,407	706,870
Mitsui Mining & Smelting Co. Ltd. (Japan)	7,200	200,759
MMC Norilsk Nickel PJSC (Russia)	20,195	6,847,994
Newmont Corp.	10,865	688,624
Nippon Light Metal Holdings Co. Ltd. (Japan)	70,000	1,179,879
Norsk Hydro ASA (Norway)	353,324	2,260,706
Novolipetsk Steel PJSC (Russia)	1,727,500	5,439,434
Nucor Corp.	4,045	388,037
Pacific Metals Co. Ltd. (Japan)	13,000	200,038
Polyus PJSC (Russia)	13,005	2,524,498
POSCO (South Korea)	2,121	657,807
Reliance Steel & Aluminum Co.	51,963	7,841,217
Rio Tinto Ltd. (Australia)	78,169	7,461,018
Rio Tinto PLC (Australia)	348,354	28,842,290
Royal Gold, Inc.	6,196	706,964
Sandfire Resources Ltd. (Australia)	275,999	1,415,055
Severstal PAO (Russia)	394,683	8,477,837
Sibanye Stillwater Ltd. (South Africa)	60,731	254,581
South32 Ltd. (Australia)	517,940	1,141,300
Southern Copper Corp. (Peru)(a)	9,100	585,312
SSAB AB (Sweden) (Class B Stock)*	68,815	302,023
Steel Dynamics, Inc.	89,010	5,304,996
Sumitomo Metal Mining Co. Ltd. (Japan)	37,900	1,482,322
Tata Steel Ltd. (India)	30,236	477,444
United States Steel Corp.	3,615	86,760
Vale SA (Brazil)	188,045	4,273,716
Worthington Industries, Inc.	47,500	2,906,050
Yamato Kogyo Co. Ltd. (Japan)	19,200	637,465

		234,036,956

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	7,095	119,835
Annaly Capital Management, Inc.(a)	397,680	3,531,398
Arbor Realty Trust, Inc.	11,200	199,584
Ares Commercial Real Estate Corp.	38,600	567,034
BrightSpire Capital, Inc.(a)	98,600	926,840

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Chimera Investment Corp.(a)	218,800	$3,295,128
Ellington Financial, Inc.	62,600	1,198,790
Granite Point Mortgage Trust, Inc.	40,600	598,850
New Residential Investment Corp.	5,855	62,004
Ready Capital Corp.	59,200	939,504
Redwood Trust, Inc.	33,400	403,138
Starwood Property Trust, Inc.(a)	351,375	9,195,484
TPG RE Finance Trust, Inc.	225,600	3,034,320

		24,071,909

Multiline Retail — 0.4%
B&M European Value Retail SA (United Kingdom)	104,016	827,514
Dollar General Corp.	1,860	402,485
Dollar Tree, Inc.*	3,139	312,330
Europris ASA (Norway), 144A	50,385	316,503
Falabella SA (Chile)	236,534	1,052,855
Harvey Norman Holdings Ltd. (Australia)	781,287	3,216,673
Kohl’s Corp.	2,085	114,904
Magazine Luiza SA (Brazil)	430,898	1,832,300
Next PLC (United Kingdom)*	14,731	1,606,885
Nordstrom, Inc.*	230	8,411
Ollie’s Bargain Outlet Holdings, Inc.*	885	74,455
Seria Co. Ltd. (Japan)	53,100	1,958,721
Target Corp.	208,267	50,346,465
Tokmanni Group Corp. (Finland)	10,265	284,889
Wesfarmers Ltd. (Australia)	128,015	5,681,475
Woolworths Holdings Ltd. (South Africa)*	21,318	80,545

		68,117,410

Multi-Utilities — 0.3%
A2A SpA (Italy)	719,853	1,473,053
ACEA SpA (Italy)	8,899	205,912
Ameren Corp.	92,400	7,395,696
CenterPoint Energy, Inc.	230,665	5,655,906
CMS Energy Corp.	3,890	229,821
Consolidated Edison, Inc.	4,670	334,932
Dominion Energy, Inc.	182,994	13,462,869
DTE Energy Co.	2,619	339,422
E.ON SE (Germany)	245,916	2,848,324
Hera SpA (Italy)	81,992	338,592
Iren SpA (Italy)	360,610	1,030,034
MDU Resources Group, Inc.	360,213	11,289,076
NiSource, Inc.	5,210	127,645
NorthWestern Corp.	3,800	228,836
Public Service Enterprise Group, Inc.	249,230	14,889,000
Sempra Energy	4,273	566,087
WEC Energy Group, Inc.	4,300	382,485

		60,797,690

Oil, Gas & Consumable Fuels — 1.5%
Adaro Energy Tbk PT (Indonesia)	6,978,100	581,688
Antero Midstream Corp.	4,525	47,015
APA Corp.	323,225	6,991,357
Bonanza Creek Energy, Inc.	3,600	169,452
Brigham Minerals, Inc. (Class A Stock)	57,500	1,224,175

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
BW LPG Ltd. (Singapore), 144A	1,241,229	$8,030,438
Cabot Oil & Gas Corp.	4,680	81,713
California Resources Corp.*	43,200	1,302,048
Cheniere Energy, Inc.*	46,800	4,059,432
Chevron Corp.	255,504	26,761,489
China Petroleum & Chemical Corp. (China) (Class H Stock)	788,000	399,729
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	523,000	1,027,450
Cimarex Energy Co.	1,090	78,970
Comstock Resources, Inc.*	129,200	861,764
ConocoPhillips	609,676	37,129,268
Continental Resources, Inc.	785	29,854
Cosmo Energy Holdings Co. Ltd. (Japan)	63,000	1,448,342
Delek Group Ltd. (Israel)*	7,610	512,413
Devon Energy Corp.(a)	67,622	1,973,886
Diamondback Energy, Inc.	1,285	120,649
DNO ASA (Norway)*	431,611	506,243
ENEOS Holdings, Inc. (Japan)	3,365,000	14,114,844
EOG Resources, Inc.	160,565	13,397,544
EQT Corp.*	3,740	83,252
Equinor ASA (Norway)	174,014	3,700,643
Exxaro Resources Ltd. (South Africa)	80,383	953,837
Exxon Mobil Corp.	652,410	41,154,023
Frontline Ltd. (Norway)	88,612	799,352
Gaztransport Et Technigaz SA (France)	8,584	694,368
Hess Corp.	3,500	305,620
Hindustan Petroleum Corp. Ltd. (India)	11,152	44,205
HollyFrontier Corp.	1,940	63,826
Idemitsu Kosan Co. Ltd. (Japan)	48,600	1,176,026
Indian Oil Corp. Ltd. (India)	32,299	47,046
Inpex Corp. (Japan)	163,800	1,226,176
International Seaways, Inc.(a)	31,700	608,006
Iwatani Corp. (Japan)	15,100	906,678
Japan Petroleum Exploration Co. Ltd. (Japan)	27,600	497,598
Kinder Morgan, Inc.	460,365	8,392,454
Lundin Energy AB (Sweden)	21,539	764,421
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	129,400	2,022,522
Marathon Oil Corp.	10,505	143,078
Marathon Petroleum Corp.	29,415	1,777,254
Neste OYJ (Finland)	17,157	1,051,955
Occidental Petroleum Corp.	9,990	312,387
Oil & Natural Gas Corp. Ltd. (India)	42,354	67,416
OMV AG (Austria)	147,959	8,477,342
ONEOK, Inc.	5,975	332,449
Ovintiv, Inc.	113,400	3,568,698
Par Pacific Holdings, Inc.*	11,400	191,748
PDC Energy, Inc.	34,445	1,577,237
PetroChina Co. Ltd. (China) (Class H Stock)	344,000	168,374
Petroleo Brasileiro SA (Brazil)	61,800	377,475
Phillips 66	5,930	508,913
Pioneer Natural Resources Co.	1,620	263,282
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	187,694	328,812

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
PTT Exploration & Production PCL (Thailand)	23,400	$85,867
Reliance Industries Ltd. (India)	16,615	473,231
Repsol SA (Spain)(a)	281,040	3,527,917
Rosneft Oil Co. PJSC (Russia)	157,850	1,234,891
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	510,691	10,253,157
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	58,962	1,145,631
SFL Corp. Ltd. (Norway)	75,600	578,340
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	127,100	232,903
Targa Resources Corp.	237,216	10,544,251
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*	17,500	252,350
TotalEnergies SE (France)(a)	302,742	13,712,629
Valero Energy Corp.	18,130	1,415,590
VERBIO Vereinigte BioEnergie AG (Germany)	55,893	2,838,208
W&T Offshore, Inc.*	140,300	680,455
Washington H Soul Pattinson & Co. Ltd. (Australia)	40,080	1,015,577
Whiting Petroleum Corp.*	5,700	310,935
Williams Cos., Inc. (The)	524,781	13,932,935
World Fuel Services Corp.	97,200	3,084,156
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	760,000	1,022,918

		269,778,177

Paper & Forest Products — 0.0%
Hokuetsu Corp. (Japan)	94,300	491,683
Louisiana-Pacific Corp.	29,780	1,795,436
Metsa Board OYJ (Finland)	18,755	192,979
Mondi PLC (Austria)	53,662	1,419,260
Neenah, Inc.	11,700	586,989
Oji Holdings Corp. (Japan)	84,700	486,426
Suzano SA (Brazil)*	83,000	999,578
Verso Corp. (Class A Stock)	58,900	1,042,530

		7,014,881

Personal Products — 0.5%
BellRing Brands, Inc. (Class A Stock)*	20,700	648,738
Best World International Ltd.
(Singapore)*^	126,000	9
Colgate-Palmolive India Ltd. (India)	38,183	867,882
Coty, Inc. (Class A Stock)*	3,920	36,613
Estee Lauder Cos., Inc. (The) (Class A Stock)	94,705	30,123,766
Hengan International Group Co. Ltd. (China)	11,000	73,631
Herbalife Nutrition Ltd.*	1,215	64,067
Inter Parfums, Inc.	2,300	165,600
L’Oreal SA (France)	63,859	28,518,892
Marico Ltd. (India)	8,757	62,688
Medifast, Inc.	16,700	4,725,766
Premier Anti-Aging Co. Ltd. (Japan)*	10,500	1,362,888
Rohto Pharmaceutical Co. Ltd. (Japan)	9,000	241,671
Unilever PLC (United Kingdom)	522,205	30,563,345

	Shares	Value

COMMON STOCKS (continued)
Personal Products (cont’d.)
USANA Health Sciences, Inc.*(a)	18,600	$1,905,198

		99,360,754

Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc.*	255,800	1,309,696
Amphastar Pharmaceuticals, Inc.*(a)	53,800	1,084,608
Apeloa Pharmaceutical Co. Ltd. (China) (Class A Stock)	6,600	30,002
Astellas Pharma, Inc. (Japan)	203,200	3,539,144
AstraZeneca PLC (United Kingdom)	31,655	3,805,556
AstraZeneca PLC (United Kingdom), ADR(a)	110,484	6,617,991
Atea Pharmaceuticals, Inc.*(a)	14,200	305,016
Aurobindo Pharma Ltd. (India)	40,500	527,611
Bayer AG (Germany)	38,498	2,343,599
Bristol-Myers Squibb Co.	659,798	44,087,702
Catalent, Inc.*	1,683	181,966
China Medical System Holdings Ltd. (China)	422,000	1,113,493
China Resources Pharmaceutical Group Ltd. (China), 144A	291,000	181,878
Chugai Pharmaceutical Co. Ltd. (Japan)	79,500	3,142,549
Cipla Ltd. (India)*	101,938	1,337,367
CSPC Pharmaceutical Group Ltd. (China)	443,600	641,703
Dermapharm Holding SE (Germany)	2,565	205,108
Dr. Reddy’s Laboratories Ltd. (India)	23,201	1,700,469
Elanco Animal Health, Inc.*	112,525	3,903,492
Eli Lilly & Co.	137,416	31,539,720
Faes Farma SA (Spain)	103,282	412,896
GlaxoSmithKline PLC (United Kingdom)	891,880	17,538,914
Hikma Pharmaceuticals PLC (Jordan)	172,919	5,849,180
Intra-Cellular Therapies, Inc.*	36,400	1,485,848
Ipca Laboratories Ltd. (India)	42,291	1,156,160
Ipsen SA (France)	48,606	5,059,542
Jazz Pharmaceuticals PLC*	29,696	5,275,197
Johnson & Johnson	432,618	71,269,489
Kaken Pharmaceutical Co. Ltd. (Japan)	40,400	1,731,101
Kalbe Farma Tbk PT (Indonesia)	345,000	33,397
Lupin Ltd. (India)	3,700	57,435
Merck & Co., Inc.	116,745	9,079,259
Merck KGaA (Germany)	52,811	10,129,610
Nektar Therapeutics*	2,355	40,412
Novartis AG (Switzerland)	106,799	9,734,640
Novo Nordisk A/S (Denmark) (Class B Stock)	199,898	16,751,591
Ono Pharmaceutical Co. Ltd. (Japan)	56,800	1,266,795
Organon & Co.*	3,430	103,792
Orion OYJ (Finland) (Class B Stock)	86,421	3,718,971
Otsuka Holdings Co. Ltd. (Japan)	386,000	15,998,419
Perrigo Co. PLC	1,790	82,071
Pfizer, Inc.	929,775	36,409,989
Phibro Animal Health Corp. (Class A Stock)	6,000	173,280
Prestige Consumer Healthcare, Inc.*	67,900	3,537,590
Revance Therapeutics, Inc.*	18,586	550,889
Richter Gedeon Nyrt (Hungary)	61,077	1,627,084

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland)	65,486	$24,674,272
Royalty Pharma PLC (Class A Stock)	1,795	73,577
Sanofi (France)	274,332	28,791,576
Shandong Buchang Pharmaceuticals Co. Ltd. (China) (Class A Stock)	24,486	85,106
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (China) (Class A Stock)*	8,800	39,702
Shionogi & Co. Ltd. (Japan)	131,800	6,867,029
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	83,300	1,746,905
Sun Pharmaceutical Industries Ltd. (India)	197,673	1,802,783
Supernus Pharmaceuticals, Inc.*(a)	7,300	224,767
Takeda Pharmaceutical Co. Ltd. (Japan)	172,900	5,789,372
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	113,781	1,126,432
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,457,930
Torrent Pharmaceuticals Ltd. (India)	13,687	535,687
Tsumura & Co. (Japan)	20,100	632,033
Viatris, Inc.	16,285	232,713
Zoetis, Inc.	6,638	1,237,058

		401,989,163

Professional Services — 0.4%
Adecco Group AG (Switzerland)	80,108	5,457,741
ALS Ltd. (Australia)	52,613	515,759
ASGN, Inc.*	42,289	4,099,073
Barrett Business Services, Inc.	5,700	413,877
BayCurrent Consulting, Inc. (Japan)	52,100	18,723,066
Benefit One, Inc. (Japan)	8,400	264,293
CACI International, Inc. (Class A Stock)*	315	80,363
Clarivate PLC (United Kingdom)*	5,575	153,480
CoStar Group, Inc.*(a)	80,200	6,642,164
Dun & Bradstreet Holdings, Inc.*	2,165	46,266
en-japan, Inc. (Japan)	6,000	213,303
Equifax, Inc.	1,014	242,863
Experian PLC (United Kingdom)	86,813	3,352,136
First Advantage Corp.*	12,999	258,810
FTI Consulting, Inc.*	20,954	2,862,526
Hays PLC (United Kingdom)*	173,569	380,897
Heidrick & Struggles International, Inc.	7,200	320,760
IHS Markit Ltd.	5,059	569,947
Insperity, Inc.	8,500	768,145
Jacobs Engineering Group, Inc.	1,750	233,485
Kelly Services, Inc. (Class A Stock)*	38,400	920,448
Kforce, Inc.	27,500	1,730,575
Korn Ferry	8,000	580,400
Leidos Holdings, Inc.	1,910	193,101
ManpowerGroup, Inc.	15,934	1,894,712
Nielsen Holdings PLC	4,725	116,566
Randstad NV (Netherlands)	265,601	20,353,389
Robert Half International, Inc.	9,785	870,571
Science Applications International Corp.	12,185	1,068,990
SmartGroup Corp. Ltd. (Australia)	179,961	997,277
TechnoPro Holdings, Inc. (Japan)	74,400	1,756,353
Teleperformance (France)	2,794	1,136,319

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
TransUnion	820	$90,044
TriNet Group, Inc.*	10,200	739,296
Verisk Analytics, Inc.	780	136,282
Wolters Kluwer NV (Netherlands)	37,671	3,789,286

		81,972,563

Real Estate Management & Development — 0.5%
Agile Group Holdings Ltd. (China)	2,324,000	3,016,290
Aldar Properties PJSC (United Arab Emirates)	1,179,214	1,227,250
Aroundtown SA (Germany)	35,538	277,534
Castellum AB (Sweden)	23,189	590,397
CBRE Group, Inc. (Class A Stock)*	143,690	12,318,544
China Aoyuan Group Ltd. (China)	252,000	213,100
China Evergrande Group (China)	123,000	160,456
China Overseas Land & Investment Ltd. (China)	589,000	1,335,490
China Overseas Property Holdings Ltd. (China)	80,000	85,667
China Resources Land Ltd. (China)	54,000	218,202
China Resources Mixc Lifestyle Services Ltd. (China), 144A	6,000	41,155
CK Asset Holdings Ltd. (Hong Kong)	1,818,621	12,536,852
Cushman & Wakefield PLC*	18,500	323,195
Daito Trust Construction Co. Ltd. (Japan)	8,800	962,316
Daiwa House Industry Co. Ltd. (Japan)	61,500	1,846,165
Deutsche Wohnen SE (Germany)	39,527	2,419,095
Emaar Properties PJSC (United Arab Emirates)	952,101	1,079,529
ESR Cayman Ltd. (China), 144A*	75,427	255,139
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	632,000	722,608
Hang Lung Properties Ltd. (Hong Kong)	362,171	879,720
Henderson Land Development Co. Ltd. (Hong Kong)	1,230,200	5,828,453
Hongkong Land Holdings Ltd. (Hong Kong)	29,700	141,472
Hopson Development Holdings Ltd. (China)	108,000	496,114
Howard Hughes Corp. (The)*	8,321	810,965
Hulic Co. Ltd. (Japan)	30,400	343,425
Intershop Holding AG (Switzerland)	602	396,471
Jinke Properties Group Co. Ltd. (China) (Class A Stock)	249,200	223,095
Jones Lang LaSalle, Inc.*	701	137,017
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	3,710,488
Kaisa Group Holdings Ltd. (China)*	1,876,000	710,796
KE Holdings, Inc. (China), ADR*	10,600	505,408
Kerry Properties Ltd. (Hong Kong)	84,000	277,284
Kungsleden AB (Sweden)	21,825	264,358
KWG Group Holdings Ltd. (China)	996,000	1,335,061
Land & Houses PCL (Thailand)	144,300	35,858
LEG Immobilien SE (Germany)	3,181	458,592
Logan Group Co. Ltd. (China)	450,000	675,442
Longfor Group Holdings Ltd. (China), 144A	180,500	1,013,734

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Marcus & Millichap, Inc.*	20,200	$785,174
Mitsubishi Estate Co. Ltd. (Japan)	136,060	2,193,990
Mitsui Fudosan Co. Ltd. (Japan)	39,632	915,932
New World Development Co. Ltd. (Hong Kong)	230,715	1,198,120
Newmark Group, Inc. (Class A Stock)	104,900	1,259,849
Nexity SA (France)	34,277	1,717,228
Nomura Real Estate Holdings, Inc. (Japan)	13,300	336,785
Opendoor Technologies, Inc.*	3,750	66,487
Realogy Holdings Corp.*	46,800	852,696
RMR Group, Inc. (The) (Class A Stock)	22,500	869,400
Sagax AB (Sweden) (Class B Stock)	16,214	481,791
Shenzhen Investment Ltd. (China)	722,000	222,360
Shurgard Self Storage SA (Belgium)	2,757	133,292
Sino Land Co. Ltd. (Hong Kong)	62,000	97,690
Starts Corp., Inc. (Japan)	7,000	179,041
Sumitomo Realty & Development Co. Ltd. (Japan)	20,721	740,498
Sun Hung Kai Properties Ltd. (Hong Kong)	697,340	10,377,746
Sunac China Holdings Ltd. (China)*	75,000	257,448
Sunac Services Holdings Ltd. (China), 144A*	10,000	37,167
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	479,000	3,247,914
Swire Properties Ltd. (Hong Kong)	392,005	1,170,414
Swiss Prime Site AG (Switzerland)	9,261	919,348
TAG Immobilien AG (Germany)	128,756	4,091,145
Tokyo Tatemono Co. Ltd. (Japan)	21,700	308,436
VGP NV (Belgium)	2,651	525,220
Vonovia SE (Germany)	13,356	863,906
Wharf Holdings Ltd. (The) (China)	370,000	1,408,398
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	503,323	2,923,218
Yanlord Land Group Ltd. (China)	2,005,100	1,822,533
Yuexiu Property Co. Ltd. (China)	1,310,400	1,381,996

		99,257,959

Road & Rail — 0.5%
AMERCO	1,722	1,014,947
Canadian National Railway Co. (Canada)	8,600	907,385
Canadian Pacific Railway Ltd. (Canada)	35,200	2,706,731
CSX Corp.	131,190	4,208,575
J.B. Hunt Transport Services, Inc.	31,453	5,125,266
Kansas City Southern	901	255,316
Knight-Swift Transportation Holdings, Inc.	21,275	967,162
Landstar System, Inc.	58	9,165
Nippon Express Co. Ltd. (Japan)	9,000	686,739
Norfolk Southern Corp.	54,846	14,556,677
Old Dominion Freight Line, Inc.	36,011	9,139,592
Redde Northgate PLC (United Kingdom)	316,460	1,760,147
Ryder System, Inc.	18,610	1,383,281
Saia, Inc.*(a)	17,863	3,742,120

	Shares	Value

COMMON STOCKS (continued)
Road & Rail (cont’d.)
Schneider National, Inc. (Class B Stock)	660	$14,368
Seibu Holdings, Inc. (Japan)*	39,521	465,308
TFI International, Inc. (Canada)	7,413	675,991
TuSimple Holdings, Inc. (Class A Stock)*	430	30,633
Uber Technologies, Inc.*	265,002	13,281,900
Union Pacific Corp.	84,632	18,613,116
Werner Enterprises, Inc.(a)	150,500	6,700,260

		86,244,679

Semiconductors & Semiconductor Equipment — 3.2%
Advantest Corp. (Japan)	24,000	2,154,189
AIXTRON SE (Germany)	12,852	349,895
Amkor Technology, Inc.	53,100	1,256,877
Analog Devices, Inc.	4,260	733,402
Applied Materials, Inc.	250,800	35,713,920
ASE Technology Holding Co. Ltd. (Taiwan)	354,000	1,426,666
ASM International NV (Netherlands)	43,047	14,220,308
ASM Pacific Technology Ltd. (Hong Kong)	31,500	426,953
ASMedia Technology, Inc. (Taiwan)	15,000	728,385
ASML Holding NV (Netherlands)	59,154	40,767,537
Axcelis Technologies, Inc.*(a)	25,100	1,014,542
BE Semiconductor Industries NV (Netherlands)	64,305	5,481,786
Broadcom, Inc.	117,162	55,867,528
Brooks Automation, Inc.	31,557	3,006,751
Cirrus Logic, Inc.*	23,185	1,973,507
CMC Materials, Inc.	21,400	3,225,836
Cohu, Inc.*	25,900	952,861
Cree, Inc.*	1,560	152,771
Daqo New Energy Corp. (China), ADR*	1,000	65,020
Entegris, Inc.	55,500	6,824,835
Ferrotec Holdings Corp. (Japan)	10,500	321,455
First Solar, Inc.*	1,435	129,882
FormFactor, Inc.*	9,600	350,016
Globalwafers Co. Ltd. (Taiwan)	41,000	1,358,387
Intel Corp.	730,595	41,015,603
KLA Corp.	42,900	13,908,609
Lam Research Corp.	34,493	22,444,595
MACOM Technology Solutions Holdings, Inc.*	11,016	705,905
Marvell Technology, Inc.	10,935	637,839
Maxim Integrated Products, Inc.	190	20,018
MediaTek, Inc. (Taiwan)	160,000	5,539,187
Melexis NV (Belgium)	2,412	251,249
Microchip Technology, Inc.	538	80,560
Micron Technology, Inc.*	48,490	4,120,680
MKS Instruments, Inc.	52,221	9,292,727
Nanya Technology Corp. (Taiwan)	51,000	146,406
Novatek Microelectronics Corp. (Taiwan)	548,000	9,839,356
NVIDIA Corp.	80,161	64,136,816
NXP Semiconductors NV (China)	34,790	7,156,999
ON Semiconductor Corp.*	13,984	535,308
Onto Innovation, Inc.*	4,200	306,768
Phison Electronics Corp. (Taiwan)	162,000	2,805,717

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Power Integrations, Inc.	2,300	$188,738
Powertech Technology, Inc. (Taiwan)	466,000	1,802,805
Qorvo, Inc.*	43,429	8,496,884
QUALCOMM, Inc.	320,053	45,745,175
Realtek Semiconductor Corp. (Taiwan)	174,000	3,156,427
Renesas Electronics Corp. (Japan)*	92,400	995,135
Semtech Corp.*	73,700	5,070,560
Shinko Electric Industries Co. Ltd. (Japan)	10,500	385,040
Silergy Corp. (China)	28,000	3,827,480
SK Hynix, Inc. (South Korea)	53,808	6,113,192
Skyworks Solutions, Inc.	43,286	8,300,091
STMicroelectronics NV (Switzerland)	73,826	2,687,761
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	674,000	14,407,471
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	340,482	40,912,317
Teradyne, Inc.	6,600	884,136
Texas Instruments, Inc.	284,118	54,635,892
Tokyo Electron Ltd. (Japan)	43,800	18,975,893
Tokyo Seimitsu Co. Ltd. (Japan)	15,300	692,248
Tower Semiconductor Ltd. (Israel)*(a)	27,966	823,039
Ultra Clean Holdings, Inc.*	64,500	3,464,940
Ulvac, Inc. (Japan)	4,500	228,078
United Microelectronics Corp. (Taiwan)	840,614	1,607,524
Universal Display Corp.	3,873	861,084
Vanguard International Semiconductor Corp. (Taiwan)	696,938	2,964,183
Will Semiconductor Co. Ltd. Shanghai (China) (Class A Stock)	900	44,865
Win Semiconductors Corp. (Taiwan)	81,000	1,094,538
Winbond Electronics Corp. (Taiwan)	50,000	63,024

		589,876,171

Software — 3.8%
A10 Networks, Inc.*	85,200	959,352
Adobe, Inc.*	140,678	82,386,664
Agilysys, Inc.*	6,800	386,716
Alarm.com Holdings, Inc.*	20,500	1,736,350
ANSYS, Inc.*	690	239,471
Atlassian Corp. PLC (Class A Stock)*	87,815	22,556,161
Autodesk, Inc.*	37,200	10,858,680
Black Knight, Inc.*	2,215	172,726
Blackbaud, Inc.*	19,300	1,477,801
C3.ai, Inc. (Class A Stock)*	180	11,255
Cadence Design Systems, Inc.*	39,200	5,363,344
CDK Global, Inc.	51,185	2,543,383
Ceridian HCM Holding, Inc.*	1,750	167,860
ChannelAdvisor Corp.*	73,300	1,796,583
Citrix Systems, Inc.	1,081	126,769
Clear Secure, Inc. (Class A Stock)*	4,959	198,360
Cloudflare, Inc. (Class A Stock)*	200	21,168
CommVault Systems, Inc.*	22,600	1,766,642
Computer Engineering & Consulting Ltd. (Japan)	48,500	692,482
Crowdstrike Holdings, Inc. (Class A Stock)*	47,378	11,906,565
Dassault Systemes SE (France)	84,835	20,610,230
Datto Holding Corp.*	320	8,909

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Descartes Systems Group, Inc. (The) (Canada)*	4,017	$277,816
Digital Turbine, Inc.*	53,900	4,098,017
DocuSign, Inc.*	26,265	7,342,906
Dolby Laboratories, Inc. (Class A Stock)	872	85,709
Duck Creek Technologies, Inc.*	755	32,850
Dynatrace, Inc.*	145	8,471
eGain Corp.*	66,200	759,976
Envestnet, Inc.*	24,400	1,850,984
Everbridge, Inc.*(a)	7,525	1,024,002
FireEye, Inc.*	2,225	44,989
Guidewire Software, Inc.*	1,137	128,163
Intapp, Inc.*	9,618	269,304
Intuit, Inc.	6,500	3,186,105
J2 Global, Inc.*(a)	30,200	4,154,010
Jamf Holding Corp.*	105	3,525
LiveVox Holdings, Inc.*(a)	24,425	203,949
Manhattan Associates, Inc.*	82,406	11,935,685
McAfee Corp. (Class A Stock)	135	3,783
Medallia, Inc.*	635	21,431
Micro Focus International PLC (United Kingdom)	31,310	237,144
Microsoft Corp	1,239,504	335,781,634
Mimecast Ltd.*	13,600	721,480
Mitek Systems, Inc.*	12,900	248,454
NortonLifeLock, Inc	101,970	2,775,623
Nuance Communications, Inc.*	2,390	130,112
Oracle Corp.	335,205	26,092,357
Oracle Corp. (Japan)	8,300	634,494
PagerDuty, Inc.*(a)	13,168	560,693
Paycom Software, Inc.*	19,200	6,978,624
Pegasystems, Inc	31	4,315
Progress Software Corp.	37,200	1,720,500
PTC, Inc.*	87,045	12,295,977
QAD, Inc. (Class A Stock)	11,900	1,035,538
QT Group OYJ (Finland)*	2,055	240,992
Rimini Street, Inc.*	27,000	166,320
RingCentral, Inc. (Class A Stock)*	12,996	3,776,378
salesforce.com, Inc.*	99,320	24,260,896
SAP SE (Germany)	129,071	18,183,115
Sapiens International Corp. NV (Israel)	47,900	1,258,333
ServiceNow, Inc.*	17,200	9,452,260
Smartsheet, Inc. (Class A Stock)*	14,364	1,038,804
SolarWinds Corp.*	945	15,961
Sprout Social, Inc. (Class A Stock)*	3,264	291,867
SPS Commerce, Inc.*	35,800	3,574,630
SS&C Technologies Holdings, Inc.	138,935	10,011,656
Synopsys, Inc.*	38,953	10,742,848
Tenable Holdings, Inc.*	4,000	165,400
Teradata Corp.*	215	10,744
Trade Desk, Inc. (The) (Class A Stock)*(a)	91,076	7,045,639
Trend Micro, Inc. (Japan)	17,100	895,408
Tyler Technologies, Inc.*	75	33,928
Upland Software, Inc.*	17,800	732,826
Varonis Systems, Inc.*	10,640	613,077
Verint Systems, Inc.*(a)	31,200	1,406,184
VMware, Inc. (Class A Stock)*	690	110,379

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
WiseTech Global Ltd. (Australia)	40,530	$970,746
Workday, Inc. (Class A Stock)*	19,290	4,605,295
Zoom Video Communications, Inc. (Class A Stock)*	32,800	12,694,584

		702,934,361

Specialty Retail — 1.3%
Abercrombie & Fitch Co. (Class A Stock)*	11,000	510,730
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	1,034,622	1,219,869
Advance Auto Parts, Inc.	894	183,395
Asbury Automotive Group, Inc.*	5,800	993,946
AutoNation, Inc.*(a)	100,690	9,546,419
AutoZone, Inc.*	3,135	4,678,110
Best Buy Co., Inc.	41,112	4,727,058
Bilia AB (Sweden) (Class A Stock)	10,595	224,468
Boot Barn Holdings, Inc.*	5,615	471,941
Buckle, Inc. (The)(a)	22,900	1,139,275
Burlington Stores, Inc.*	2,117	681,653
Camping World Holdings, Inc. (Class A Stock)(a)	14,600	598,454
CarMax, Inc.*	2,020	260,883
Carvana Co.*(a)	28,262	8,530,037
China Tourism Group Duty Free Corp. Ltd. (China) (Class A Stock)	6,500	301,305
Chow Tai Fook Jewellery Group Ltd. (China)	220,000	504,316
Citi Trends, Inc.*	9,396	817,452
Dick’s Sporting Goods, Inc.	33,850	3,391,431
Dunelm Group PLC (United Kingdom)	116,065	2,288,345
Eagers Automotive Ltd. (Australia)	15,882	197,536
EDION Corp. (Japan)	273,800	2,673,188
Five Below, Inc.*	20,828	4,025,428
Fnac Darty SA (France)*	25,554	1,647,774
Foot Locker, Inc.(a)	79,415	4,894,346
Frasers Group PLC (United Kingdom)*	154,408	1,290,659
Gap, Inc. (The)	2,720	91,528
Group 1 Automotive, Inc.	3,700	571,391
Haverty Furniture Cos., Inc.(a)	5,500	235,180
Hibbett, Inc.*	41,600	3,728,608
Home Depot, Inc. (The)	140,084	44,671,387
Hornbach Holding AG & Co. KGaA (Germany)	6,878	785,309
Industria de Diseno Textil SA (Spain)	132,948	4,687,667
Jarir Marketing Co. (Saudi Arabia)	6,599	371,871
JB Hi-Fi Ltd. (Australia)	216,200	8,205,383
Kingfisher PLC (United Kingdom)	2,462,273	12,465,088
Komeri Co. Ltd. (Japan)	42,600	1,004,020
K’s Holdings Corp. (Japan)	146,900	1,689,887
L Brands, Inc.	244,250	17,600,655
Leslie’s, Inc.*	165	4,536
Lithia Motors, Inc.	360	123,710
Lowe’s Cos., Inc.	162,275	31,476,482
Lumber Liquidators Holdings, Inc.*	26,700	563,370
Mr. Price Group Ltd. (South Africa)	156,958	2,316,945
O’Reilly Automotive, Inc.*	25,058	14,188,090
Penske Automotive Group, Inc.	430	32,461

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Petco Health & Wellness Co., Inc.*	945	$21,177
Pets at Home Group PLC (United Kingdom)	60,039	380,949
Premier Investments Ltd. (Australia)	85,355	1,830,725
Ross Stores, Inc.	85,716	10,628,784
Sally Beauty Holdings, Inc.*(a)	26,500	584,855
Shimamura Co. Ltd. (Japan)	13,200	1,267,744
Super Retail Group Ltd. (Australia)	287,872	2,801,516
TJX Cos., Inc. (The)	124,993	8,427,028
Topsports International Holdings Ltd. (China), 144A	28,000	46,020
USS Co. Ltd. (Japan)	21,600	376,691
Vroom, Inc.*(a)	10,741	449,618
Williams-Sonoma, Inc.	36,748	5,866,818
Yamada Holdings Co. Ltd. (Japan)	74,800	345,593
Zhongsheng Group Holdings Ltd. (China)	132,500	1,103,254
Zumiez, Inc.*(a)	50,600	2,478,894

		237,221,252

Technology Hardware, Storage & Peripherals — 2.2%
Acer, Inc. (Taiwan)	1,862,000	1,967,507
Advantech Co. Ltd. (Taiwan)	82,188	1,017,990
Apple, Inc.	2,266,013	310,353,140
Asustek Computer, Inc. (Taiwan)*	394,000	5,266,616
Brother Industries Ltd. (Japan)	147,100	2,932,176
Canon, Inc. (Japan)	492,400	11,123,931
Catcher Technology Co. Ltd. (Taiwan)	176,000	1,152,978
Compal Electronics, Inc. (Taiwan)	1,864,000	1,497,566
Dell Technologies, Inc. (Class C Stock)*	1,905	189,871
Hewlett Packard Enterprise Co.	354,420	5,167,444
HP, Inc.	615,430	18,579,832
Inventec Corp. (Taiwan)	1,337,000	1,261,573
Lenovo Group Ltd. (China)	168,000	192,795
Lite-On Technology Corp. (Taiwan)	1,038,000	2,147,126
Logitech International SA (Switzerland)	150,220	18,204,486
MCJ Co. Ltd. (Japan)	212,400	2,372,341
Micro-Star International Co. Ltd. (Taiwan)	363,000	2,059,358
NCR Corp.*	27,535	1,255,871
NetApp, Inc.	1,015	83,047
Pegatron Corp. (Taiwan)	429,000	1,061,948
Pure Storage, Inc. (Class A Stock)*	230	4,492
Quadient (France)	45,264	1,364,703
Quanta Computer, Inc. (Taiwan)	354,000	1,114,500
Ricoh Co. Ltd. (Japan)	76,000	851,773
Samsung Electronics Co. Ltd. (South Korea)	80,481	5,772,333
Seiko Epson Corp. (Japan)	93,700	1,648,179
Super Micro Computer, Inc.*	15,200	534,736
Wacom Co. Ltd. (Japan)	429,500	2,730,369
Western Digital Corp.*	16,845	1,198,859
Wistron Corp. (Taiwan)	1,339,000	1,491,537
Xerox Holdings Corp.	2,070	48,624
Xiaomi Corp. (China) (Class B Stock), 144A*	249,600	868,980

		405,516,681

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 1.1%
Brunello Cucinelli SpA (Italy)*	60,420	$3,549,093
Burberry Group PLC (United Kingdom)*	81,212	2,327,894
Capri Holdings Ltd.*	2,005	114,666
Carter’s, Inc.	585	60,355
Columbia Sportswear Co.	57,211	5,627,274
Crocs, Inc.*	68,700	8,004,924
Deckers Outdoor Corp.*	26,330	10,112,563
Eclat Textile Co. Ltd. (Taiwan)	5,000	117,978
Feng TAY Enterprise Co. Ltd. (Taiwan)	136,200	1,195,686
Hanesbrands, Inc.	1,885	35,193
Hermes International (France)	14,357	20,962,011
Kering SA (France)	30,214	26,511,606
Kontoor Brands, Inc.	55,790	3,147,114
Li Ning Co. Ltd. (China)	401,396	4,915,264
Lululemon Athletica, Inc.*	23,786	8,681,176
LVMH Moet Hennessy Louis Vuitton SE (France)	84,089	66,038,861
NIKE, Inc. (Class B Stock)	126,750	19,581,608
Pandora A/S (Denmark)	18,588	2,499,037
Pou Chen Corp. (Taiwan)	1,501,000	2,117,840
Puma SE (Germany)	11,172	1,335,293
PVH Corp.*	959	103,179
Ralph Lauren Corp.	6,900	812,889
Skechers USA, Inc. (Class A Stock)*	1,580	78,731
Swatch Group AG (The) (Switzerland)	6,528	431,109
Tapestry, Inc.*	297,500	12,935,300
Titan Co. Ltd. (India)	92,083	2,151,697
Under Armour, Inc. (Class A Stock)*	2,415	51,077
Under Armour, Inc. (Class C Stock)*	2,675	49,675
VF Corp.	1,565	128,393
Zhejiang Semir Garment Co. Ltd. (China) (Class A Stock)	124,800	230,788

		203,908,274

Thrifts & Mortgage Finance — 0.0%
Axos Financial, Inc.*	16,600	770,074
Deutsche Pfandbriefbank AG (Germany), 144A	125,866	1,247,055
HomeStreet, Inc.	21,100	859,614
Housing Development Finance Corp. Ltd. (India)	3,000	100,210
Meta Financial Group, Inc.	33,200	1,680,916
MGIC Investment Corp.	5,310	72,216
New York Community Bancorp, Inc.	5,850	64,467
Premier Financial Corp.	38,000	1,079,580
Provident Financial Services, Inc.	19,800	453,222
TFS Financial Corp.	660	13,398
UWM Holdings Corp.	320	2,704
WSFS Financial Corp.	10,740	500,377

		6,843,833

Tobacco — 0.5%
Altria Group, Inc.	501,345	23,904,130
British American Tobacco PLC (United Kingdom)	682,619	26,520,081
Imperial Brands PLC (United Kingdom)	504,794	10,883,333
ITC Ltd. (India)	331,210	906,284
Japan Tobacco, Inc. (Japan)	852,400	16,085,649

	Shares	Value

COMMON STOCKS (continued)
Tobacco (cont’d.)
KT&G Corp. (South Korea)	1,979	$148,345
Philip Morris International, Inc.	63,538	6,297,251
Scandinavian Tobacco Group A/S (Denmark), 144A	319,099	6,528,131
Swedish Match AB (Sweden)	629,620	5,373,799
Vector Group Ltd.	39,200	554,288

		97,201,291

Trading Companies & Distributors — 0.6%
Air Lease Corp.	1,445	60,314
Applied Industrial Technologies, Inc.	35,100	3,196,206
Ashtead Group PLC (United Kingdom)	292,315	21,737,522
Boise Cascade Co.	69,200	4,037,820
Brenntag SE (Germany)	113,875	10,617,292
Fastenal Co.	875	45,500
Ferguson PLC	144,316	20,090,990
GMS, Inc.*	96,200	4,631,068
Grafton Group PLC (United Kingdom), UTS	140,185	2,233,771
Hanwa Co. Ltd. (Japan)	18,400	534,060
Howden Joinery Group PLC (United Kingdom)	50,544	574,925
ITOCHU Corp. (Japan)	339,000	9,682,197
Kloeckner & Co. SE (Germany)*	15,266	209,754
Marubeni Corp. (Japan)	613,600	5,352,106
Mitsui & Co. Ltd. (Japan)	851,400	19,213,304
MSC Industrial Direct Co., Inc. (Class A Stock)	625	56,081
Rexel SA (France)*	27,235	570,397
Rush Enterprises, Inc. (Class A Stock)	22,883	989,461
SiteOne Landscape Supply, Inc.*	290	49,085
Toyota Tsusho Corp. (Japan)	25,300	1,199,844
United Rentals, Inc.*	26,232	8,368,270
Univar Solutions, Inc.*	2,150	52,417
Veritiv Corp.*	31,200	1,916,304
W.W. Grainger, Inc.	4,911	2,151,018
Watsco, Inc.	446	127,841
Yuasa Trading Co. Ltd. (Japan)	10,700	289,477

		117,987,024

Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	1,125,432	2,181,514
China Merchants Port Holdings Co. Ltd. (China)	26,000	38,047
COSCO SHIPPING Ports Ltd. (China)	48,000	37,532
International Container Terminal Services, Inc. (Philippines)	16,150	54,188
Kamigumi Co. Ltd. (Japan)	11,500	233,446
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	323,740	238,656
Taiwan High Speed Rail Corp. (Taiwan)	292,000	313,653
Westports Holdings Bhd (Malaysia)	27,400	27,822
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	38,000	33,867

		3,158,725

Water Utilities — 0.0%
American States Water Co.	35,200	2,800,512

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Water Utilities (cont’d.)
American Water Works Co., Inc.	2,462	$379,468
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	302,100	2,221,806
Essential Utilities, Inc.(a)	13,923	636,281
United Utilities Group PLC (United Kingdom)	56,355	762,278

		6,800,345

Wireless Telecommunication Services — 0.3%
Far EasTone Telecommunications Co. Ltd. (Taiwan)	27,000	62,668
Freenet AG (Germany)	15,296	362,273
Globe Telecom, Inc. (Philippines)	13,080	494,148
Gogo, Inc.*(a)	177,900	2,024,502
KDDI Corp. (Japan)	122,500	3,816,422
Mobile Telecommunications Co. (Kuwait)	37,154	72,618
PLDT, Inc. (Philippines)	1,480	39,226
Shenandoah Telecommunications Co.	32,500	1,576,575
SK Telecom Co. Ltd. (South Korea)	826	234,874
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	326,740
SoftBank Corp. (Japan)(a)	1,015,700	13,285,415
SoftBank Group Corp. (Japan)	150,800	10,520,265
TIM SA (Brazil)	193,600	449,182
T-Mobile US, Inc.*	13,983	2,025,158
Turkcell Iletisim Hizmetleri A/S (Turkey)	369,971	684,288
Vodacom Group Ltd. (South Africa)(a)	71,365	643,523
Vodafone Group PLC (United Kingdom)	7,007,358	11,822,407

		48,440,284

TOTAL COMMON STOCKS (cost $9,219,257,800)		10,893,569,583

EXCHANGE-TRADED FUNDS — 0.8%
Financial Select Sector SPDR Fund	2,993,500	109,831,515
iShares iBoxx High Yield Corporate Bond ETF	20,000	1,760,800
iShares MSCI EAFE ETF(a)	141,646	11,173,036
iShares MSCI EAFE Small-Cap ETF(a)	108,600	8,053,776
iShares Russell 1000 Value ETF	7,900	1,253,098
Materials Select Sector SPDR Fund	115,000	9,465,650

TOTAL EXCHANGE-TRADED FUNDS (cost $130,827,139)		141,537,875

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	6,810	612,165
Hyundai Motor Co. (South Korea) (2nd PRFC)	12,837	1,314,298
Hyundai Motor Co. (South Korea) (PRFC)	11,833	1,217,116
Volkswagen AG (Germany) (PRFC)	23,012	5,782,907

		8,926,486

	Shares	Value

PREFERRED STOCKS (continued)
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	60,000	$1,805,400

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)*	3,000	35,798
LG Chem Ltd. (South Korea) (PRFC)	132	45,099

		80,897

Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	490,200	4,264,537
Cia Energetica de Minas Gerais (Brazil) (PRFC)	1,828,995	4,464,192
Cia Paranaense de Energia (Brazil) (PRFC B)	4,628,800	5,490,756

		14,219,485

Health Care Equipment & Supplies — 0.1%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	935,915
Sartorius AG (Germany) (PRFC)	40,359	21,047,899

		21,983,814

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	37,491	3,960,177

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	22,555	1,102,983

Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	98,100	1,467,023
Gerdau SA (Brazil) (PRFC)	23,100	137,193

		1,604,216

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	224,200	1,326,592
Surgutneftegas PJSC (Russia) (PRFC)	119,800	75,975

		1,402,567

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	13,572	889,811

TOTAL PREFERRED STOCKS (cost $50,386,570)		55,975,836

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.6%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class C
1.480%	02/18/26	1,300	1,318,439
Drive Auto Receivables Trust,
Series 2020-02, Class B
1.420%	03/17/25	1,800	1,817,823

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		800	$808,075
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		7,400	7,432,345
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		4,700	4,693,728
Series 2021-02A, Class B, 144A
2.120%	12/27/27		400	399,345
Series 2021-02A, Class C, 144A
2.520%	12/27/27		300	299,571
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25		300	299,801
JPMorgan Chase Bank NA - CACLN,
Series 2021-01, Class D, 144A
1.174%	09/25/28		650	650,144
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25		6,860	6,932,119
Series 2019-01A, Class A, 144A
3.630%	09/14/27		14,900	16,059,570
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		2,000	2,022,535

				42,733,495

Collateralized Loan Obligations — 3.6%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.554%(c)	07/15/32		15,000	15,000,903
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.456%(c)	10/25/31		15,000	15,012,331
Ares European CLO BV (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.250%(c)	04/15/30	EUR	2,000	2,367,400
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.526%(c)	10/21/32		8,750	8,754,937
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	01/24/33	EUR	14,000	16,642,855
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.544%(c)	07/15/32		15,000	15,007,464
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.508%(c)	10/20/31		40,000	40,040,440

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.474%(c)	10/15/33		20,000	$20,018,962
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.488%(c)	04/20/31		4,942	4,941,980
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.548%(c)	10/20/32		9,200	9,205,047
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.888%(c)	07/20/31		20,000	20,009,082
Series 2020-12A, Class AR, 144A
—%(p)	07/20/34		8,250	8,250,866
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.050%(c)	01/15/34	EUR	15,250	18,113,401
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A
—%(p)	07/15/34		9,000	9,000,954
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	09/15/31	EUR	5,450	6,455,686
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.638%(c)	10/20/33		10,000	10,032,617
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.580%(c)	01/17/34		5,250	5,269,501
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.324%(c)	04/15/34		10,000	10,001,776
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.368%(c)	10/20/31		7,000	7,003,492
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.474%(c)	04/15/33		19,000	19,034,665
Hayfin Emerald CLO (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	26,500	31,503,294
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	9,000	10,660,279
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.364%(c)	01/15/31		13,500	13,504,049

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.690%(c)	10/17/31		13,000	$13,015,843
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.504%(c)	01/15/32		28,850	28,851,575
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.856%(c)	11/15/31		35,000	35,256,154
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.084%(c)	10/15/31		10,000	10,034,920
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30		5,500	5,500,000
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)
2.055%(c)	09/01/31		6,000	6,044,801
Penta CLO DAC (Luxembourg),
Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.150%(c)	01/15/34	EUR	12,500	14,835,044
PPM CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
1.610%(c)	10/18/31		25,250	25,289,110
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.530%(c)	01/20/32		11,750	11,763,408
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.428%(c)	07/20/30		12,000	12,005,354
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.508%(c)	10/20/32		39,250	39,251,150
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A
—%(p)	07/25/34		5,150	5,150,000
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.490%(c)	07/17/26		3,100	3,100,424
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.430%(c)	01/17/30		11,402	11,408,130
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.386%(c)	01/25/31		9,000	9,001,256

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Voya Euro CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.150%(c)	01/15/34	EUR	30,000	$35,559,413
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.334%(c)	01/22/31		15,000	14,995,484
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.688%(c)	04/20/32		29,500	29,539,391
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.474%(c)	04/15/30		6,841	6,839,392
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.134%(c)	04/15/29		19,341	19,288,009

				652,560,839

Consumer Loans — 0.2%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	1,200	974,182
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,300	1,313,934
Series 2019-01A, Class A, 144A
3.000%	12/20/27		6,800	6,951,149
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,600	3,698,252
Series 2021-01A, Class B, 144A
2.470%	11/20/31		150	151,485
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		2,400	2,460,331
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		4,000	4,067,093
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		5,400	5,403,961
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		3,800	3,818,955
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		4,900	5,018,167
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,100	1,103,149
Series 2021-A, Class B, 144A
1.760%	03/08/28		600	597,583
Series 2021-A, Class C, 144A
3.440%	03/08/28		200	199,689

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	02/25/23		5,140	$5,149,556

				40,907,486

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		11,600	13,584,749
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	11/15/28	GBP	4,585	6,427,736

				20,012,485

Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		6,400	6,674,072

Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.442%(c)	08/25/33		1,056	1,065,239
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.792%(c)	05/25/33		1,445	1,452,890
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.172%(c)	04/25/34		450	450,612
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.812%(c)	07/25/34		110	109,209
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.892%(c)	08/25/35		719	696,961
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.112%(c)	10/25/33		414	413,519
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.142%(c)	06/25/33		240	240,516
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.692%(c)	01/25/35		458	457,238
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.752%(c)	11/25/33		1,283	1,247,915

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.915%)
1.007%(c)	04/25/35		568	$568,307

				6,702,406

Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.442%(c)	04/25/23		3,080	3,066,109
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.892%(c)	06/25/24		7,660	7,574,903

				10,641,012

Residential Mortgage-Backed Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.148%(cc)	03/25/44		629	636,589
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.752%(c)	11/25/32		302	300,056
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.542%(c)	10/25/37		1,130	1,137,474
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A
2.263%	04/25/38		4,490	4,516,382
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		164	164,885
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		1,976	1,979,021
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		602	603,738
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.782%(c)	05/25/35		1,255	1,255,572
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.693%(cc)	11/25/35		1,022	1,036,048
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	10,750	11,472,425

				23,102,190

Student Loans — 0.3%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	01/25/41		371	371,480

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		5,303	$5,344,962
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		4,784	4,915,223
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		766	773,854
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		8,657	8,958,542
Series 2019-D, Class 1PT, 144A
2.755%(cc)	01/16/46		10,319	10,675,574
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		6,872	7,036,461
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,271	5,380,571
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		6,800	7,025,660

				50,482,327

TOTAL ASSET-BACKED SECURITIES (cost $846,837,166)				853,816,312

BANK LOANS — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.360%(c)	08/24/26		1,047	628,925

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		354	390,433

Pharmaceuticals — 0.0%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.500%(c)	04/13/26	EUR	2,830	3,363,713

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	2,874	3,356,729
Term B, 3 Month GBP LIBOR + 4.750%
4.828%(c)	02/06/25	GBP	1,296	1,761,435
Term Loan
—%(p)	04/12/27		5,200	6,158,193

				11,276,357

TOTAL BANK LOANS (cost $15,553,715)				15,659,428

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	14,682,527

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class ASB
1.867%	10/15/53	11,733	$11,854,840
Benchmark Mortgage Trust,
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	17,255,390
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.373%(c)	10/15/36	15,842	15,847,136
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.723%(c)	10/15/36	9,324	9,333,097
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53	6,800	7,165,881
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	16,200	17,222,719
Series 2017-C08, Class A3
3.305%	06/15/50	19,400	21,025,479
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	7,883	8,552,342
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	5,533	5,851,874
Series 2014-UBS02, Class A5
3.961%	03/10/47	5,577	5,997,855
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,600	1,712,567
Series 2015-CR25, Class A3
3.505%	08/10/48	12,519	13,304,132
Series 2015-CR26, Class A3
3.359%	10/10/48	2,991	3,200,120
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,239,943
Series 2015-LC21, Class A3
3.445%	07/10/48	6,934	7,375,877
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	21,384,234
Series 2016-COR01, Class A3
2.826%	10/10/49	11,000	11,583,628
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	7,612	8,126,872
Series 2015-C03, Class A3
3.447%	08/15/48	6,593	6,987,771
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	10,900	11,466,640
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	15,000	15,990,205
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.913%(cc)	10/25/22	11,460	101,609

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K052, Class X1, IO
0.783%(cc)	11/25/25	103,928	$2,645,644
Series K055, Class X1, IO
1.493%(cc)	03/25/26	31,470	1,752,499
Series K058, Class X1, IO
1.051%(cc)	08/25/26	199,822	8,412,072
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,153	8,559,613
Series 2015-GS01, Class A2
3.470%	11/10/48	20,000	21,183,526
Series 2017-GS06, Class A2
3.164%	05/10/50	15,500	16,629,125
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	12,125,149
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,056	3,215,385
Series 2014-C25, Class A4A1
3.408%	11/15/47	3,983	4,229,044
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,200	5,377,614
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	8,749,923
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)
2.674%(c)	04/15/38	12,200	12,219,077
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	12,097,354
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	26,801,917
Series 2017-H01, Class XB, IO
0.853%(cc)	06/15/50	175,741	6,169,722
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A5
4.296%	08/15/51	7,000	8,070,183
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,364	1,418,575
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,254,929
Series 2015-NXS01, Class A4
2.874%	05/15/48	7,500	7,818,838
Series 2015-NXS04, Class A3
3.452%	12/15/48	15,777	17,163,475
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,585,339
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	12,784,224
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.923%(c)	05/15/31	300	300,752

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.473%(c)	05/15/31	200	$200,501
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
3.573%(c)	05/15/31	300	300,751
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.573%(c)	05/15/31	6,600	6,616,533

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $438,938,906)			456,944,502

CORPORATE BONDS — 7.3%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	3,110	3,249,705
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)	1,455	1,459,157
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	10,950	11,257,123

			15,965,985

Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	2,800	2,856,119

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	610	623,881
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,325	2,737,843
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,395	1,473,562
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,220	2,298,221
4.625%	04/15/29	495	512,719
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,554	1,565,347

			9,211,573

Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	3,700	3,940,500
5.291%	12/08/46	2,140	2,390,146
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)	675	673,533

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35			2,705	$3,266,057
5.150%	04/01/38	(a)		790	961,641
6.250%	10/02/43			1,860	2,567,357
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30	(a)		9,480	10,275,967
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27		EUR	2,000	2,594,798

					26,669,999

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26			1,040	1,069,882
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)		3,000	3,177,758
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30	(a)		3,205	3,282,343

					7,529,983

Banks — 1.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26	(oo)		735	865,507
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.308%(c)	04/12/23			1,600	1,621,365
Sr. Unsec’d. Notes
1.849%	03/25/26			2,400	2,427,589
2.746%	05/28/25			2,600	2,739,624
3.125%	02/23/23			3,600	3,748,082
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)		2,260	2,410,291
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)		12,970	13,398,910
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31			1,585	1,631,614
2.687%(ff)	04/22/32			3,600	3,708,297
Sr. Unsec’d. Notes, MTN
4.083%(ff)	03/20/51			11,750	14,023,783
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32			2,820	2,894,943
Sub. Notes
6.110%	01/29/37			3,080	4,226,850
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31			14,385	14,559,319
4.610%(ff)	02/15/23			6,610	6,777,551
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27			1,235	1,219,691

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
1.675%(ff)	06/30/27		1,840	$1,841,308
1.904%(ff)	09/30/28	(a)	4,930	4,888,870
2.219%(ff)	06/09/26		4,645	4,789,234
2.871%(ff)	04/19/32		800	820,754
4.400%	08/14/28		935	1,077,779
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	2,600	2,680,699
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	(a)	17,780	18,113,534
2.572%(ff)	06/03/31		12,860	13,216,053
3.887%(ff)	01/10/28		1,810	2,014,024
8.125%	07/15/39		1,110	1,917,157
Sub. Notes
4.125%	07/25/28		500	563,840
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		2,595	2,716,257
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		10,030	10,222,467
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25		600	650,765
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	(a)	5,460	5,589,490
3.091%(ff)	05/14/32		2,500	2,575,907
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25		5,045	5,071,990
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		3,300	3,600,915
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		4,955	5,208,967
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		4,660	4,645,697
2.615%(ff)	04/22/32		2,550	2,607,887
3.500%	04/01/25		730	791,727
3.750%	02/25/26		660	730,151
3.800%	03/15/30		3,450	3,881,635
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
1.176%(c)	07/24/23	(a)	2,320	2,338,132
Sub. Notes
5.150%	05/22/45		2,552	3,403,453
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.804%(ff)	05/24/32		1,155	1,185,603
3.803%(ff)	03/11/25		750	806,456
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		2,175	2,194,170
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%	06/01/32	(a)	1,205	1,237,397

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)		1,345	$1,420,773
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)		4,295	4,447,002
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.656%(c)	07/30/21	(a)(oo)		807	808,742
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.976%(c)	08/01/21	(a)(oo)		3,505	3,514,590
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29			5,520	5,562,560
2.580%(ff)	04/22/32			5,390	5,537,630
3.200%	01/25/23			1,420	1,483,273
3.509%(ff)	01/23/29			885	975,051
3.964%(ff)	11/15/48			2,975	3,485,860
4.260%(ff)	02/22/48			3,550	4,317,669
4.493%(ff)	03/24/31	(a)		19,970	23,668,182
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23			1,000	1,031,211
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27		EUR	1,100	1,309,003
1.593%(ff)	05/04/27			1,455	1,465,026
3.217%(ff)	04/22/42			125	132,266
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31			11,765	12,323,840
5.597%(ff)	03/24/51			11,495	17,120,141
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38			610	715,680
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27			930	929,954
3.073%(ff)	05/22/28	(a)		6,415	6,768,176
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27			2,595	2,589,510
3.875%	03/28/24			11,000	11,834,418
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27			1,220	1,214,784
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31			35,000	36,231,032

					336,522,107

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
4.900%	02/01/46			3,590	4,541,029
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39			3,445	4,544,777

					9,085,806

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Building Materials — 0.0%
API Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29			1,950	$1,940,744
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21			15	15,077
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30			900	927,854
4.750%	01/15/28			1,725	1,804,966
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29			1,000	1,059,640

					5,748,281

Chemicals — 0.1%
Diamond BC BV,
Gtd. Notes
5.625%	08/15/25		EUR	7,847	9,475,815
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26		EUR	6,500	7,784,889
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23			878	942,804
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	(a)		2,500	2,642,678
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26			960	993,145
5.875%	03/27/24			3,070	3,282,063
6.500%	09/27/28			400	450,369

					25,571,763

Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	(a)		1,575	1,595,836
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	(a)		940	943,960
4.625%	06/01/28			585	586,474
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25			4,490	4,951,255
7.000%	10/15/37			1,780	2,657,882
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48			1,025	1,239,060
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116			1,050	1,287,140
4.678%	07/01/2114			1,300	1,901,178

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29		EUR	4,930	$5,794,184
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	(a)		2,900	3,077,709
5.250%	01/15/30	(a)		3,679	4,030,605
5.875%	09/15/26			550	570,697

					28,635,980

Computers — 0.0%
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
4.000%	07/01/29	(a)		1,075	1,099,317
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes
1.750%	04/10/26			2,580	2,588,526
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25			1,850	1,947,981

					5,635,824

Diversified Financial Services — 0.1%
American Express Co.,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
3.404%(c)	09/15/21	(a)(oo)		580	581,583
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24			1,005	1,012,848
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25			2,745	2,995,494
Greystone Commercial Capital Trust Series 2021-2,
Sr. Unsec’d. Notes, 144A, Series A, 1 Month LIBOR + 2.270% (Cap N/A, Floor 0.000%)
2.393%(c)	05/31/25			2,800	2,805,619
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28			1,070	1,078,484
6.000%	01/15/27			915	949,397
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30			1,500	1,540,920
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	(a)		8,520	8,471,355

					19,435,700

Electric — 0.5%
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46			1,235	1,501,202
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50			4,680	4,996,301

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48		2,550	$3,133,940
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		375	375,614
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		2,000	1,905,014
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	(a)	470	464,346
5.000%	02/01/31		3,310	3,292,144
5.125%	03/15/28		2,500	2,541,582
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,910	2,129,445
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,664	1,715,515
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,695,415
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73	(a)	900	1,045,796
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33		2,260	2,647,977
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,200	1,338,274
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		1,025	1,085,446
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		400	418,207
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		900	1,327,448
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		2,670	2,705,521
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		1,000	1,116,372
7.875%	12/15/26		800	1,019,383
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		995	1,115,197
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,702	1,913,310
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,866,321
6.625%	01/15/27		3,750	3,882,074
Gtd. Notes, 144A
5.250%	06/15/29		2,500	2,661,942

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		765	$774,442
2.450%	12/02/27		3,325	3,347,545
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,300	1,656,387
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30(a)		3,390	3,626,411
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,745,462
3.700%	09/15/47		2,400	2,759,388
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		60	62,615
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	287	332,179
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		7,200	8,075,433
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	6,491,764
Southern Co. (The),
Jr. Sub. Notes, Series B
5.500%(ff)	03/15/57		342	350,001
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,500	2,566,414
5.625%	02/15/27		4,100	4,260,629
Sr. Unsec’d. Notes, 144A
4.375%	05/01/29		1,100	1,105,803

				87,048,259

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		965	1,042,958
7.250%	06/15/28		925	1,030,060

				2,073,018

Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	4,600	5,404,979
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	2,951,404
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,500	1,579,709
5.500%	07/31/47		1,000	1,009,501

				10,945,593

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment — 0.0%
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29		400	$400,000
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)		2,725	2,837,857

				3,237,857

Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28		725	732,126
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		675	686,856

				1,418,982

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28(a)		3,700	3,986,452
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	02/16/26	GBP	1,500	2,079,493
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,900	8,179,340
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,632,134
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)		5,220	5,258,461
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		810	913,336
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)		2,500	2,776,207
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		850	990,879
4.875%	10/01/49(a)		5,100	6,180,666
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31(a)		5,550	5,753,001

				38,749,969

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		1,000	1,094,551
5.750%	05/20/27		1,361	1,520,994
5.875%	08/20/26		2,200	2,463,340
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48(a)		4,375	4,999,970
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,430,904

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		1,810	$1,810,562

				13,320,321

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		100	136,470
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,500	1,821,141
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)		3,175	3,282,321
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,460	5,384,117
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	784,312
2.250%	03/07/39	EUR	1,005	1,397,080
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	2,646,569
1.875%	10/01/49	EUR	1,430	1,805,321

				17,257,331

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,578,030
CAB SELAS (France),
Sr. Sec’d. Notes, 144A
3.375%	02/01/28	EUR	5,250	6,201,820
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		2,500	2,819,192
4.500%	02/15/27		10,500	11,871,777
4.750%	05/01/23		1,000	1,071,920
5.125%	06/15/39(a)		2,000	2,497,337
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		5,185	5,205,067
3.200%	06/01/50(a)		1,390	1,437,799
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,500	1,777,072
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52(a)		630	792,787
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)		2,500	2,647,588
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50		4,415	4,514,385

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
New York & Presbyterian Hospital (The),
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	3,560	$4,199,387
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,675	11,515,121
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,321	2,425,030
5.750%	01/30/40	1,126	1,405,587
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24(a)	450	456,594
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	2,500	2,534,565
4.625%	06/15/28	315	324,030
7.500%	04/01/25(a)	1,250	1,348,569
Sr. Unsec’d. Notes
6.750%	06/15/23	2,425	2,640,659
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41	1,825	2,324,273
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26	1,015	1,041,888

			72,630,477

Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	3,000	3,324,103
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	2,000	1,984,649
6.250%	09/15/27(a)	865	915,889
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	1,200	1,211,084
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	3,000	3,182,294
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	1,050	1,058,655
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	5,725	5,859,001
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28(a)	2,350	2,652,379
5.875%	06/15/27	1,620	1,836,216
6.625%	07/15/27	1,900	2,034,788

			24,059,058

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)			1,525	$1,550,845

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31(a)			1,550	1,567,865
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	2,000	2,425,292

					3,993,157

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23			7,518	7,899,780
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
4.000%	04/01/31(a)			1,725	1,722,073

					9,621,853

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55			1,125	1,367,142
6.250%	05/01/36(a)			3,700	5,164,070
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46(a)			950	1,238,295
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			915	1,204,415
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44			2,825	3,562,334
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31(a)			5,735	5,987,567
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR		2,200	2,726,226
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29			12,000	14,026,203
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40			1,625	2,495,072
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50			1,310	1,513,225
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59(a)			596	650,475
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44			1,375	1,773,044

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,030	$1,039,432

				42,747,500

Iron/Steel — 0.0%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes
1.375%	03/03/22	EUR	4,700	5,577,239

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32(a)		2,750	2,716,368
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,040	1,197,515
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		768	811,231
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25(a)		1,500	1,679,275

				6,404,389

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		5,825	6,030,250
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)		880	929,881
5.750%	02/15/26(a)		2,178	2,251,193
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		1,385	1,409,356
5.375%	05/01/47		2,575	3,157,529
6.384%	10/23/35		3,945	5,286,684
6.484%	10/23/45		4,485	6,190,242
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50		2,860	3,098,042
3.700%	04/15/24		265	287,225
3.750%	04/01/40		3,725	4,211,487
3.950%	10/15/25		670	749,866
6.950%	08/15/37		1,100	1,676,153
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		2,460	2,323,853
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		1,539	1,627,645
UPCB Finance VII Ltd. (Netherlands),
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	1,500	1,816,783
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		685	875,851

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22(a)	1,000	$1,040,132
Gtd. Notes, 144A
5.375%	06/15/24	395	433,505

			43,395,677

Mining — 0.1%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	5,415	7,494,264
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.400%	02/01/43	1,100	1,340,413

			8,834,677

Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)	1,100	1,151,667
7.500%	03/15/25	6,500	6,693,432
7.875%	04/15/27	4,025	4,172,489

			12,017,588

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	5,750	5,772,897
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,238	1,261,840

			7,034,737

Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26	1,050	1,194,049
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)	800	834,643
9.000%	11/01/27	186	256,930
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	8,240	8,792,351
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	3,495	4,608,762
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	3,985	4,768,931
6.800%	09/15/37	2,450	3,221,182
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	690	925,982
5.250%	11/15/43	690	938,144
6.000%	03/01/41	1,420	2,076,949

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		1,355	$1,411,344
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,560	1,935,101
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31		455	473,086
3.250%	12/01/26		3,750	4,018,964
4.400%	03/24/51		145	163,789
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		109	111,685
5.375%	03/30/28		1,785	1,833,591
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		4,395	4,892,139
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)		425	443,060
6.000%	02/01/31(a)		425	450,331
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		1,430	1,446,740
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,876,637
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		2,000	2,134,299
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		3,000	1,560,000
6.950%	07/01/24(a)		3,500	3,941,702
7.500%	05/01/31		2,450	3,088,945
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,000	1,316,599
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	100	152,008
5.600%	01/03/31(a)		1,700	1,903,495
6.625%	01/16/34	GBP	3,880	6,183,107
7.375%	01/17/27(a)		2,905	3,570,270
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	317,237
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	718	844,723
6.350%	02/12/48		1,902	1,618,426
6.500%	03/13/27		2,560	2,699,605
6.500%	01/23/29(a)		2,000	2,053,299
6.840%	01/23/30(a)		1,282	1,321,226
7.690%	01/23/50		2,077	1,999,115
Gtd. Notes, EMTN
2.500%	08/21/21	EUR	1,000	1,188,211

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
4.875%	02/21/28	EUR	7,440	$8,962,479
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		1,210	1,205,535
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26		500	551,423
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)		2,365	2,557,019
6.500%	06/15/38		1,403	1,980,177
6.800%	05/15/38		1,755	2,521,877
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4,185	4,247,163

				104,592,330

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		6,297	7,031,107
4.000%	12/21/25(a)		246	273,371

				7,304,478

Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	4,118	5,010,933
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		1,750	1,800,561

				6,811,494

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/22		2,533	2,575,827
4.250%	11/21/49		10,000	11,989,879
4.500%	05/14/35		1,615	1,950,835
4.550%	03/15/35		1,830	2,217,887
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)		1,000	1,086,916
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30(a)		500	466,488
5.250%	02/15/31(a)		1,025	956,605
6.125%	04/15/25(a)		1,940	1,987,872
6.250%	02/15/29		1,715	1,695,981
7.000%	01/15/28		815	841,488
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		1,470	1,414,824
4.125%	06/15/39		1,375	1,662,385
5.000%	08/15/45		2,583	3,534,471

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	4,808	$5,275,848
Sr. Unsec’d. Notes
3.400%	03/15/51(a)	5,035	5,266,451
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	4,780	5,198,082
4.300%	03/25/28	1,692	1,943,776
5.050%	03/25/48	2,425	3,153,623
5.125%	07/20/45	1,750	2,271,396
5.300%	12/05/43	430	568,618
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	1,600	1,989,096
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28(a)	1,450	1,479,403
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	824,080
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40(a)	2,035	2,041,143
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,815	5,896,245
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	3,905	4,167,982
4.000%	06/22/50	920	974,890

			73,432,091

Pipelines — 0.3%
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	85	99,364
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	2,990	3,086,781
Sr. Unsec’d. Notes
4.950%	06/15/28(a)	3,815	4,423,974
5.000%	05/15/50	2,835	3,275,092
5.875%	01/15/24	1,300	1,440,151
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24(a)	600	630,050
5.600%	04/01/44	350	317,385
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,000	1,401,981
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,567	1,779,132
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	3,465	3,509,412

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	685	$885,999
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	290	355,990
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	2,874	2,953,293
6.850%	10/15/37	3,550	4,847,688
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	1,700	1,991,974
6.350%	01/15/31(a)	3,000	3,880,064
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25(a)	1,250	1,348,025
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	2,950	2,962,250
4.700%	06/15/44	855	906,388
4.900%	02/15/45	3,000	3,263,433
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	1,325	1,380,417
7.500%	10/01/25	1,000	1,089,496
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	395	419,312
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25(a)	1,920	2,126,933
4.900%	01/15/45	1,955	2,364,365
5.400%	03/04/44	3,260	4,125,797

			54,864,746

Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	3,500	3,499,738
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,125	1,094,852

			4,594,590

Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,740,953
4.050%	07/01/30	2,735	3,066,579
4.125%	05/15/29	3,500	3,924,668
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	3,630	3,658,156
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	410	471,825

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31(a)		2,640	$2,772,624
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26(a)		4,150	4,432,150
5.625%	05/01/24(a)		2,750	2,981,193
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26	GBP	2,750	3,878,174
3.325%	03/24/25	EUR	4,225	5,409,347
3.692%	06/05/28	GBP	3,900	5,752,524
5.250%	08/01/26		285	293,544
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		1,400	1,499,488
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23(a)		1,640	1,709,421
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		7,870	8,580,145
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29		1,400	1,402,005
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		4,025	3,872,860

				55,445,656

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,750	1,771,875
Ambience Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		575	576,438
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		4,010	4,747,348
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	2,671,668
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		1,200	1,317,957
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		4,435	4,578,926

				15,664,212

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29		16,175	18,815,890

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Software — 0.1%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		3,715	$3,339,315
BY Crown Parent LLC/BY Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	01/31/26(a)		2,000	2,094,252
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41		2,745	2,820,130
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		16	15,723
2.921%	03/17/52		29	30,761
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		525	529,875

				8,830,056

Telecommunications — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		3,000	3,266,273
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		6,095	6,344,563
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33		17	16,849
3.500%	09/15/53		12,003	12,038,094
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		2,000	1,954,434
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		5,000	5,019,595
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	2,473,603
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		8,540	9,078,681
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.125%	09/15/26	EUR	1,687	2,007,862
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		2,175	2,311,168
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		117	117,189
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29		2,800	2,765,852
Sr. Sec’d. Notes
2.550%	02/15/31(a)		14,700	14,867,545
3.000%	02/15/41		480	474,669
3.300%	02/15/51		580	577,941

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40			10,330	$9,966,635
3.400%	03/22/41			2,445	2,589,818
4.050%	03/22/51		CAD	465	393,055
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR		1,500	1,784,573

					78,048,399

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26(a)			1,300	1,347,694

Transportation — 0.1%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50(a)			3,555	3,760,490
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23			1,785	1,826,749
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23		CHF	1,500	1,725,918
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31		GBP	1,200	2,205,063
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25			3,425	3,643,853

					13,162,073

TOTAL CORPORATE BONDS (cost $1,285,808,006)					1,347,701,356

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32			555	635,303

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49			1,330	2,153,922
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39			4,685	6,267,218
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39			1,850	2,517,646
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45			340	397,083
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115			850	1,195,015

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	$425,790

			12,956,674

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,513,685

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	782,991

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	11,855	12,589,299

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,626,000

North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.976%(c)	07/25/36	9,900	9,917,588

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	485,578

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,461,286
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,592,328

			4,053,614

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	2,430,967

TOTAL MUNICIPAL BONDS (cost $43,999,323)			47,991,699

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.282%(c)	03/27/36	647	643,677
Banc of America Funding Trust,
Series 2015-R09, Class 1A1, 144A
0.848%(cc)	12/26/46	3,181	3,214,622
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.692%(c)	04/25/28	1,782	1,782,841

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.542%(c)	04/25/29	682	$682,861
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.492%(c)	06/25/30	106	105,802
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.392%(c)	08/26/30	75	75,073
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.292%(c)	08/26/30	550	553,622
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	08/26/30	650	662,509
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.092%(c)	10/25/30	685	687,564
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	10/25/30	500	510,767
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.792%(c)	10/25/30	650	679,127
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	06/25/30	1,075	1,075,075
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.692%(c)	06/25/30	1,030	1,042,813
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.227%(c)	09/15/21^	8,229	8,207,173
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.846%(c)	08/29/22	9,311	9,316,258
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	1,082	1,098,416
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.892%(c)	04/25/29	620	621,656
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	10/25/30	897	898,970
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.092%(c)	10/25/30	1,220	1,227,564
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.592%(c)	10/25/30	860	873,767
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.168%(c)	10/25/33	1,265	1,280,910

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.718%(c)	10/25/33	1,955	$1,993,635
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.492%(c)	05/25/30	1,086	1,101,595
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	435	50,504
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.018%(c)	11/25/50	2,075	2,171,475
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.192%(c)	06/25/50	485	507,788
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	06/25/50	996	1,002,055
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.092%(c)	08/25/50	3,710	3,974,503
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.818%(c)	10/25/50	1,575	1,672,209
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.818%(c)	10/25/50	1,180	1,197,652
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.692%(c)	07/25/50	2,573	2,605,447
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.342%(c)	09/25/50	750	791,768
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.242%(c)	09/25/50	443	447,952
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.518%(c)	10/25/33	1,910	1,982,047
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.167%(c)	12/25/33	1,050	1,055,283
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	09/25/48	2	2,126
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.742%(c)	01/25/49	53	53,972
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	6,524	6,613,959

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	10/26/36		773	$768,146
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	10/26/36		1,600	1,541,719
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.540%)
0.633%(c)	03/19/35		1,348	1,350,188
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.742%(c)	05/25/29		86	85,579
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	10/25/30		1,211	1,215,100
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.342%(c)	10/25/30		1,000	1,010,309
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.242%(c)	10/25/30		600	609,000
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.820% (Cap 11.500%, Floor 0.820%)
0.912%(c)	05/25/36		81	78,987
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.448%(c)	07/20/60	GBP	2,700	3,747,243
Legacy Mortgage Asset Trust,
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		2,560	2,582,056
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		2,616	2,615,207
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.327%(c)	01/23/23		1,510	1,510,049
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23		1,435	1,435,687
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23		2,775	2,776,329
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.077%(c)	08/10/23		4,100	4,102,558
Series 2020-05, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.077%(c)	08/10/23		21,315	21,328,296

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	12/11/21	26,820	$26,853,310
Series 2021-10, Class A1X, 144A
0.000%(cc)	02/22/23	8,360	8,374,946
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.860%(c)	03/31/23	6,280	6,305,570
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.860%(c)	03/31/23	7,250	7,259,355
Series 2021-EBO06, Class A1X, 144A
0.000%(cc)	02/16/22^	8,990	8,990,000
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	07/25/29	23	22,690
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.842%(c)	07/25/30	580	581,647
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.492%(c)	10/25/30	231	232,074
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.692%(c)	10/25/30	615	625,763
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
1.668%(c)	10/25/33	1,215	1,218,719
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
2.068%(c)	10/25/33	860	870,949
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.742%(c)	06/25/57	2,936	2,938,663
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.907%(c)	12/25/22	9,780	9,824,835
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.011%(c)	02/27/24	12,582	12,697,614
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.492%(c)	03/25/28	209	209,259
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.792%(c)	03/25/28	2,810	2,838,382
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	06/25/29	18	17,975

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	10/25/30		1,857	$1,865,050
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.692%(c)	10/25/30		1,550	1,570,416
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
1.660%(c)	12/27/33		2,480	2,479,990
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.299%(c)	06/20/70	GBP	4,936	6,903,071
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.891%(c)	06/20/22		6,870	6,873,091
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)
0.932%(c)	06/25/44		1,030	1,015,584

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $217,166,518)				219,790,443

SOVEREIGN BONDS — 1.5%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		1,819	653,387
0.125%(cc)	01/09/38		1,091	410,950
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	783,703
4.690%	10/28/34	EUR	200	323,024
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		1,735	1,735,220
3.375%	08/20/50		1,100	1,121,024
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		11,886	12,851,851
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,000	1,117,343
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37		800	1,051,823
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,000	10,588,748
Croatia Government International Bond (Croatia),
Unsec’d. Notes
1.500%	06/17/31	EUR	3,000	3,708,092
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	6,663,956

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		1,140	$1,295,788
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	1,153	1,425,274
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		1,400	1,406,998
Hellenic Republic Government Bond (Greece),
Bonds
4.300%	02/24/23	EUR	1,000	1,268,223
4.300%	02/24/24	EUR	1,000	1,317,070
4.300%	02/24/26	EUR	800	1,119,357
4.300%	02/24/31	EUR	2,960	4,535,005
4.300%	02/24/32	EUR	2,410	3,737,677
4.300%	02/24/35	EUR	1,795	2,916,331
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	5,000	6,616,643
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,989,001
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	6,318,308
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	5,000	5,990,311
1.100%	03/12/33	EUR	2,000	2,318,141
1.450%	09/18/26	EUR	1,280	1,580,311
1.750%	04/24/25	EUR	2,000	2,490,075
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,820	16,626,761
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.900%	04/01/31	EUR	3,630	4,355,963
Sr. Unsec’d. Notes, 144A
1.800%	03/01/41	EUR	3,000	3,718,282
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		2,200	2,267,150
2.125%	10/25/23		3,200	3,313,746
2.375%	02/13/25		3,000	3,158,484
2.625%	04/20/22		1,400	1,426,034
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	1,543,461
2.375%	11/09/28	EUR	2,000	2,656,255
Sr. Unsec’d. Notes, MTN
1.550%	11/09/23	EUR	2,500	3,068,738
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	4,656,036
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	4,527,346
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	860,244

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	$4,037,452
2.750%	01/30/26	EUR	3,500	4,598,741
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	300	357,120
0.700%	02/03/29	EUR	2,000	2,360,468
1.200%	04/28/33	EUR	1,150	1,363,542
1.750%	04/28/41	EUR	545	639,932
Portugal Obrigacoes do Tesouro OT (Portugal),
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	7,000	7,578,146
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		3,230	4,099,694
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21(d)		2,340	1,091,633
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		1,230	1,633,358
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	1,204,723
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
0.942%(s)	02/20/31	EUR	2,760	2,999,146
4.000%	10/17/49		1,000	1,099,727
Sr. Unsec’d. Notes, EMTN
5.250%	12/07/34	GBP	777	1,466,573
5.345%	01/27/48	EUR	1,000	1,984,229
6.000%	08/04/28	GBP	12,470	22,278,234
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		12,210	15,377,749
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	644	897,223
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	2,280	3,176,505
4.125%	03/11/39	EUR	1,576	2,214,459
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	5,000	5,790,748
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	618	738,533
3.125%	05/15/27	EUR	6,028	7,952,644
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,205	1,400,866
2.125%	12/01/30		3,930	3,725,140
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.200%	10/31/40(k)	EUR	10,000	12,042,145
2.350%	07/30/33	EUR	6,375	9,091,062
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	1,093,892

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,600	$1,631,735
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		1,660	1,790,873
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	200	221,313
6.750%	06/20/26	EUR	10,000	12,939,524
7.750%	09/01/21		1,500	1,513,128
8.994%	02/01/24		675	748,554
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	2,395	2,650,218
7.750%	09/01/22		1,785	1,874,380
8.994%	02/01/24(a)		1,000	1,108,969
9.750%	11/01/28		1,200	1,428,804

TOTAL SOVEREIGN BONDS (cost $284,509,460)				287,713,316

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32		910	1,337,286
6.750%	03/15/31		2,800	4,115,109
Federal Home Loan Mortgage Corp., MTN
(3.322)%(s)	12/14/29		1,475	1,278,161
Federal National Mortgage Assoc.
6.250%	05/15/29		4,270	5,814,602
6.625%	11/15/30		1,340	1,938,678
7.125%	01/15/30		100	145,693
Tennessee Valley Authority Generic Strips, Bonds
2.769%(s)	09/15/30		2,480	2,038,692
2.897%(s)	03/15/33		461	347,810

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,952,049)				17,016,031

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds
1.375%	11/15/40(a)(h)(k)		67,250	60,409,414
2.250%	05/15/41		11,990	12,477,094
2.500%	02/15/46		11,900	12,887,328
2.500%	05/15/46		1,620	1,754,409
2.875%	05/15/43		17,660	20,295,203
3.125%	02/15/43(k)		3,205	3,826,970
3.625%	08/15/43(k)		10,290	13,241,944
3.750%	11/15/43(k)		1,293	1,696,457
U.S. Treasury Notes
1.375%	01/31/25(a)		60,775	62,451,061
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26		5,000	4,771,680
1.020%(s)	05/15/33(k)		1,195	966,643
1.279%(s)	11/15/41(k)		21,500	13,798,633
1.459%(s)	08/15/40(k)		24,145	16,084,720
1.511%(s)	02/15/25		15,000	14,648,438
1.559%(s)	02/15/26		14,500	13,910,371
1.559%(s)	08/15/35(k)		1,500	1,147,324
1.775%(s)	02/15/40(k)		7,770	5,252,034
1.851%(s)	11/15/40		5,490	3,634,337

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.089%(s)	11/15/35(k)	2,330	$1,768,070
2.131%(s)	11/15/28(k)	1,620	1,464,075
2.161%(s)	05/15/29(k)	1,235	1,103,009
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	2,295	1,278,745
2.118%(s)	02/15/45	5,750	3,478,750

TOTAL U.S. TREASURY OBLIGATIONS (cost $286,647,716)			272,346,709

TOTAL LONG-TERM INVESTMENTS (cost $12,835,884,368)			14,610,063,090

		Shares

SHORT-TERM INVESTMENTS — 23.1%

AFFILIATED MUTUAL FUNDS — 22.0%
PGIM Core Ultra Short Bond Fund(wa)		3,543,397,351	3,543,397,351
PGIM Institutional Money Market Fund (cost $510,257,428; includes $510,226,572 of cash collateral for securities on loan)(b)(wa)		510,537,713	510,231,390

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,053,654,779)			4,053,628,741

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.9%
U.S. Treasury Bills
0.005%	09/16/21	400	399,962
0.025%	12/09/21	100	99,977
0.025%	12/09/21	155,000	154,964,186
0.033%	09/16/21	260	259,975
0.045%	09/16/21	600	599,942
0.045%	09/16/21	6,000	5,999,422

TOTAL U.S. TREASURY OBLIGATIONS (cost $162,342,001)			162,323,464

OPTIONS PURCHASED*~ — 0.2% (cost $21,872,036)			33,002,164

TOTAL SHORT-TERM INVESTMENTS (cost $4,237,868,816)			4,248,954,369

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.3% (cost $17,073,753,184)			18,859,017,459

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Value
OPTIONS WRITTEN*~ — (0.0)% (premiums received $70,199)	$(23,147)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.3% (cost $17,073,682,985)	18,858,994,312
Liabilities in excess of other assets(z) — (2.3)%	(418,042,799)

NET ASSETS — 100.0%	$18,440,951,513

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,374,229 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $497,223,327; cash collateral of $510,226,572 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $197,370. The aggregate value of $171,412 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	01/16/26	$3,820.00	125	13	$11,813,420
S&P 500 Index (FLEX)	Call	01/15/27	$3,830.00	206	21	21,186,427

Total Exchange Traded (cost $ 21,834,785)						$32,999,847

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	3.00%	iTraxx.XO.35.V1(Q)	5.00%(Q)	EUR 4,570	$2,317

(cost $37,251)
Total Options Purchased (cost $21,872,036)								$33,002,164

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		30,660	$(5,175)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	3.50%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	4,570	(1,586)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	4,570	(5,525)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	5,040	(10,861)

Total Options Written (premiums received $70,199)									$(23,147)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
706	2 Year U.S. Treasury Notes	Sep. 2021	$155,546,140	$(221,848)
6,746	5 Year U.S. Treasury Notes	Sep. 2021	832,656,689	(1,770,059)
85	10 Year U.K. Gilt	Sep. 2021	15,062,062	130,425
2,641	10 Year U.S. Treasury Notes	Sep. 2021	349,932,500	1,772,285
103	10 Year U.S. Ultra Treasury Notes	Sep. 2021	15,161,922	201,872
1,269	20 Year U.S. Treasury Bonds	Sep. 2021	203,991,750	5,160,088
3	30 Year Euro Buxl	Sep. 2021	722,975	12,448
759	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	146,249,813	5,458,644
152	Euro Schatz Index	Sep. 2021	20,211,441	(2,840)
17	Euro-OAT	Sep. 2021	3,205,889	15,103
728	Mini MSCI EAFE Index	Sep. 2021	83,869,240	(2,188,150)
79	Mini MSCI Emerging Markets Index	Sep. 2021	5,390,960	(34,605)
169	NASDAQ 100 E-Mini Index	Sep. 2021	49,175,620	1,900,492
1,703	Russell 2000 E-Mini Index	Sep. 2021	196,509,170	(1,950,653)
12,499	S&P 500 E-Mini Index	Sep. 2021	2,680,160,570	32,677,389

				41,160,591

Short Positions:
5,387	2 Year U.S. Treasury Notes	Sep. 2021	1,186,865,521	1,771,034
1,071	5 Year Euro-Bobl	Sep. 2021	170,362,216	(161,659)
228	10 Year Euro-Bund	Sep. 2021	46,665,286	(275,841)
183	Euro Schatz Index	Sep. 2021	24,333,511	3,769

				1,337,303

				$42,497,894

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Morgan Stanley & Co. International PLC	AUD	1,187	$920,174	$890,647	$—	$(29,527)
Brazilian Real,
Expiring 07/02/21	Citibank, N.A.	BRL	2,459	452,527	494,190	41,663	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	5,611	1,016,740	1,127,904	111,164	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	8,070	1,629,157	1,616,535	—	(12,622)
British Pound,
Expiring 07/02/21	Barclays Bank PLC	GBP	2,253	3,137,013	3,116,691	—	(20,322)

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/02/21	UBS AG	GBP	28,312	$39,418,353	$39,163,791	$—	$(254,562)
Expiring 07/02/21	UBS AG	GBP	25,408	35,375,779	35,147,323	—	(228,456)
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	449,536	616,606	610,850	—	(5,756)
Expiring 09/15/21	BNP Paribas S.A.	CLP	366,649	511,987	498,219	—	(13,768)
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	4,216,904	1,172,078	1,119,135	—	(52,943)
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR	293,384	350,418,688	347,895,415	—	(2,523,273)
Expiring 07/02/21	Citibank, N.A.	EUR	84,330	100,689,425	99,998,043	—	(691,382)
Expiring 07/19/21	Bank of America, N.A.	EUR	322	393,695	382,207	—	(11,488)
Expiring 07/19/21	Goldman Sachs International	EUR	1,086	1,309,190	1,288,036	—	(21,154)
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	5,394	271,727	267,971	—	(3,756)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	4,745	234,664	235,734	1,070	—
South African Rand,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	4,292	312,504	297,640	—	(14,864)

				$537,880,307	$534,150,331	153,897	(3,883,873)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Bank of America, N.A.	AUD	639	$493,479	$479,013	$14,466	$—
Brazilian Real,
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	8,070	1,634,238	1,622,093	12,145	—
British Pound,
Expiring 07/02/21	Bank of America, N.A.	GBP	28,312	40,091,775	39,163,791	927,984	—
Expiring 07/02/21	Bank of America, N.A.	GBP	27,661	39,170,678	38,264,014	906,664	—
Expiring 07/19/21	Goldman Sachs International	GBP	721	995,473	996,832	—	(1,359)
Expiring 08/03/21	UBS AG	GBP	28,312	39,420,448	39,167,393	253,055	—
Expiring 08/03/21	UBS AG	GBP	25,408	35,377,659	35,150,556	227,103	—
Chinese Renminbi,
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	3,329	515,584	512,961	2,623	—
Euro,
Expiring 07/02/21	Bank of America, N.A.	EUR	585	716,606	693,739	22,867	—
Expiring 07/02/21	Barclays Bank PLC	EUR	768	930,582	910,774	19,808	—
Expiring 07/02/21	Citibank, N.A.	EUR	292,392	358,700,801	346,718,649	11,982,152	—
Expiring 07/02/21	Citibank, N.A.	EUR	70,250	85,896,361	83,302,550	2,593,811	—
Expiring 07/02/21	Citibank, N.A.	EUR	6,907	8,411,420	8,189,973	221,447	—
Expiring 07/02/21	Citibank, N.A.	EUR	638	772,307	755,965	16,342	—
Expiring 07/02/21	Citibank, N.A.	EUR	374	457,605	444,018	13,587	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,907	2,328,068	2,261,329	66,739	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	EUR	355	433,403	420,801	12,602	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	EUR	3,538	4,281,890	4,195,661	86,229	—
Expiring 07/19/21	Goldman Sachs International	EUR	575	682,692	682,649	43	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	282	343,750	334,612	9,138	—
Expiring 08/03/21	Citibank, N.A.	EUR	293,384	350,642,834	348,123,731	2,519,103	—
Expiring 08/03/21	Citibank, N.A.	EUR	84,330	100,753,684	100,063,670	690,014	—
Japanese Yen,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	97,825	881,474	880,684	790	—

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/19/21	Barclays Bank PLC	CHF 1,628	$1,816,272	$1,760,860	$55,412	$—

			$1,075,749,083	$1,055,096,318	20,654,124	(1,359)

					$20,808,021	$(3,885,232)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Russia (D01)	12/20/23	1.000%(Q)	9,000	0.440%	$127,910	$(5,014)	$132,924	Barclays Bank PLC
Government of Malaysia (D01)	12/20/23	1.000%(Q)	3,000	0.224%	58,914	(1,671)	60,585	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	10,000	0.156%	213,359	(5,571)	218,930	Barclays Bank PLC
Republic of Brazil (D01)	12/20/23	1.000%(Q)	15,000	0.909%	37,925	(8,357)	46,282	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	3,000	0.277%	54,900	(1,671)	56,571	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	4,000	0.783%	22,617	(2,229)	24,846	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	4,000	0.333%	67,513	(2,229)	69,742	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	3,000	0.323%	51,428	(1,671)	53,099	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	3,000	0.408%	45,069	(1,671)	46,740	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	3,000	0.216%	59,483	(1,671)	61,154	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	9,000	1.050%	(8,574)	(5,014)	(3,560)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	15,000	3.355%	(836,107)	(8,357)	(827,750)	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D01)	12/20/23	1.000%(Q)	13,000	0.433%	$187,157	$(7,243)	$194,400	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	1,200	0.343%	35,599	(2,528)	38,127	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	7,200	1.512%	(158,205)	(15,169)	(143,036)	Morgan Stanley & Co. International PLC
Government of Malaysia (D02)	12/20/25	1.000%(Q)	1,800	0.397%	48,814	(3,792)	52,606	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	1,200	0.470%	28,727	(2,528)	31,255	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/25	1.000%(Q)	7,200	0.323%	219,722	(15,169)	234,891	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/25	1.000%(Q)	3,000	18.542%	(1,509,658)	(6,320)	(1,503,338)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/25	1.000%(Q)	1,200	0.522%	25,887	(2,528)	28,415	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/25	1.000%(Q)	3,000	1.251%	(32,083)	(6,320)	(25,763)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	4,800	0.663%	73,080	(10,113)	83,193	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/25	1.000%(Q)	1,200	0.595%	21,955	(2,528)	24,483	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/25	1.000%(Q)	1,200	0.744%	13,976	(2,528)	16,504	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	12/20/25	1.000%(Q)	1,200	0.395%	32,684	(2,528)	35,212	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/25	1.000%(Q)	5,400	1.701%	(162,448)	(11,377)	(151,071)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/25	1.000%(Q)	7,200	3.726%	(795,160)	(15,169)	(779,991)	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D02)	12/20/25	1.000%(Q)	1,200	3.854%	$(138,068)	$(2,528)	$(135,540)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	12/20/25	1.000%(Q)	3,600	0.748%	41,205	(7,584)	48,789	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/25	1.000%(Q)	1,200	0.343%	35,570	(2,528)	38,098	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/25	1.000%(Q)	7,200	0.832%	55,629	(15,169)	70,798	Morgan Stanley & Co. International PLC

					$(2,081,180)	$(178,775)	$(1,902,405)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices — Buy Protection(1)**:
CDX.EM.30.V1 (D01)	12/20/23	1.000%(Q)	94,000	$(111,066)	$(12,270)	$(98,796)	Barclays Bank PLC
CDX.EM.34.V1 (D02)	12/20/25	1.000%(Q)	60,000	2,072,833	70,226	2,002,607	Morgan Stanley & Co. International PLC

				$1,961,767	$57,956	$1,903,811

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/21	0.250%(M)	30,660	0.250%	$10,807	$(3,055)	$13,862	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	2,050	1.327%	$365,189	$363,719	$(1,470)

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	12,985	$(46,822)	$(46,947)	$125	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)		2,550	(33,488)	8,239	(41,727)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		2,520	(33,093)	20,682	(53,775)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		845	(11,097)	7,712	(18,809)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		840	(11,031)	7,087	(18,118)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		840	(11,031)	2,565	(13,596)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		435	(5,713)	1,410	(7,123)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		335	(4,659)	1,639	(6,298)	Citibank, N.A.

					$(156,934)	$2,387	$(159,321)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	7,800	0.456%	$22,746	$19,991	$2,755	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)	1,110	0.456%	3,237	2,389	848	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	2.411%	(57,675)	(60,784)	3,109	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	2.411%	(56,996)	(72,154)	15,158	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	2.411%	(19,135)	(24,823)	5,688	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.411%	(18,999)	(24,201)	5,202	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.411%	(18,999)	(20,117)	1,118	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	2.411%	(9,635)	(10,144)	509	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	335	3.220%	(24,447)	(21,958)	(2,489)	Citibank, N.A.

					$(179,903)	$(211,801)	$31,898

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	2,000	1.771%	$305,283	$306,154	$(871)	Citibank, N.A.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)	JPMorgan Chase Bank, N.A.	02/22/25	$241,241	$—	$241,241

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,295	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(118,385)	$(118,385)
2,800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(114,944)	(114,944)
8,400	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(343,917)	(343,917)
675	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,701)	(7,701)
2,020	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(30,357)	(30,357)
4,060	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(55,397)	(55,397)
4,080	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(56,119)	(56,119)
2,480	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(32,738)	(32,738)
2,505	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(32,733)	(32,733)
2,060	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(24,512)	(24,512)
3,985	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(45,209)	(45,209)

				$—	$(862,012)	$(862,012)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	11,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(47)	$ (134,918)	$ (134,871)
AUD	1,790	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(37)	(50,466)	(50,429)
AUD	1,750	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	(37)	(48,335)	(48,298)
AUD	23,225	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	—	(147,032)	(147,032)
AUD	13,510	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(1,455)	283,096	284,551
AUD	4,505	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(499)	110,512	111,011
BRL	44,323	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(185,520)	(185,520)
BRL	35,290	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(260,238)	(260,238)
BRL	38,603	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(287,227)	(287,227)
BRL	13,051	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	49,288	49,288
BRL	14,797	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	61,288	61,288
BRL	14,093	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(162,496)	(162,496)
BRL	12,110	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(134,090)	(134,090)

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	21,877	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	$—	$(243,838)	$(243,838)
BRL	43,159	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(482,630)	(482,630)
BRL	11,949	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(18,966)	(18,966)
BRL	176,320	01/04/27	7.090%(T)	1 Day BROIS(2)(T)	—	(1,705,729)	(1,705,729)
CAD	15,480	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(129)	(258,927)	(258,798)
CAD	13,180	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(108)	(227,802)	(227,694)
CAD	16,515	02/17/26	1.060%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(205)	(174,116)	(173,911)
CAD	6,000	02/16/31	1.608%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(146)	(69,561)	(69,415)
CAD	3,500	02/16/41	2.104%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(123)	(22,295)	(22,172)
CAD	5,000	02/16/46	2.153%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(183)	(29,454)	(29,271)
CHF	3,250	02/19/31	(0.042)%(A)	6 Month CHF LIBOR(2)(S)	—	1,845	1,845
CLP	15,060,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(1,535,320)	(1,535,320)
CLP	12,000,000	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)	—	(1,173,133)	(1,173,133)
CNH	620,000	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,272)	713,919	715,191
COP	7,750,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(14,991)	(14,991)
COP	6,560,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(59,085)	(59,085)
COP	64,600,000	02/19/27	3.755%(Q)	1 Day COOIS(2)(Q)	—	(1,227,565)	(1,227,565)
COP	5,475,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(61,659)	(61,659)
COP	3,831,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(42,481)	(42,481)
EUR	100,000	02/19/23	(0.498)%(A)	1 Day EONIA(1)(A)	—	65,644	65,644
EUR	2,160	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(207,934)	(193,784)	14,150
EUR	3,000	02/23/51	0.388%(A)	6 Month EURIBOR(2)(S)	—	(82,383)	(82,383)
GBP	1,115	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(25,404)	(24,120)	1,284
GBP	1,500	05/08/23	0.950%(A)	1 Day SONIA(2)(A)	29,051	32,486	3,435
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(339,945)	(344,535)	(4,590)
GBP	810	05/08/26	1.000%(A)	1 Day SONIA(2)(A)	27,588	30,760	3,172
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(42,101)	(42,101)
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	(285,904)	28,043
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	305,773	299,823	(5,950)
GBP	2,920	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(159,541)	(179,645)	(20,104)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)	—	(57,439)	(57,439)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)	(69)	(42,770)	(42,701)
GBP	1,040	05/08/41	1.250%(A)	1 Day SONIA(1)(A)	(100,352)	(109,517)	(9,165)
GBP	3,500	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	419,065	452,860	33,795
GBP	3,120	02/17/51	0.768%(A)	1 Day SONIA(2)(A)	(86)	(54,206)	(54,120)
HUF	1,500,000	04/07/26	2.150%(A)	6 Month BUBOR(2)(S)	—	(47,719)	(47,719)
HUF	196,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(52,632)	(52,632)
HUF	3,067,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(815,646)	(815,646)
HUF	864,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(183,138)	(183,138)
HUF	2,500,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	(309,422)	(577,197)	(267,775)
ILS	7,990	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(107)	17,266	17,373
ILS	27,250	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)	—	(83,414)	(83,414)
JPY	2,000,000	02/24/28	0.050%(S)	6 Month JPY LIBOR(2)(S)	—	49,063	49,063
JPY	1,620,500	02/19/31	0.135%(S)	6 Month JPY LIBOR(2)(S)	—	89,731	89,731
JPY	1,600,000	02/24/31	0.136%(S)	6 Month JPY LIBOR(2)(S)	—	89,055	89,055
JPY	1,364,000	02/19/36	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	153,979	153,979
JPY	2,100,000	02/19/41	0.418%(S)	6 Month JPY LIBOR(2)(S)	—	326,814	326,814
JPY	666,500	02/19/46	0.499%(S)	6 Month JPY LIBOR(2)(S)	—	103,746	103,746
JPY	685,500	02/19/51	0.553%(S)	6 Month JPY LIBOR(2)(S)	—	99,035	99,035
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)	—	(187,180)	(187,180)
MXN	225,220	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(502)	(230,718)	(230,216)
MXN	88,400	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(64)	(416,731)	(416,667)
MXN	12,150	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(53)	(61,517)	(61,464)

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	32,360	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	$(43)	$(175,463)	$(175,420)
MXN	123,000	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(162)	(672,236)	(672,074)
MXN	125,000	02/05/31	5.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(240)	(553,794)	(553,554)
MXN	32,480	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(55)	(186,547)	(186,492)
MXN	9,115	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(57)	(56,826)	(56,769)
NOK	83,660	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)	—	34,752	34,752
NZD	4,200	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	(44,557)	(44,557)
NZD	1,690	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(75,163)	(75,163)
NZD	7,340	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	3,443	(323,554)	(326,997)
NZD	3,010	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(133,265)	(133,265)
NZD	14,100	02/22/31	1.584%(S)	3 Month BBR(2)(Q)	—	(188,921)	(188,921)
NZD	530	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	5,841	10,624	4,783
NZD	8,795	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	66,133	66,133
PLN	30,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(295,787)	(380,568)	(84,781)
PLN	7,120	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	2,721	(81,336)	(84,057)
PLN	28,000	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(24,388)	(341,174)	(316,786)
PLN	21,940	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	16,053	35,116	19,063
PLN	2,990	04/06/31	1.875%(A)	6 Month WIBOR(2)(S)	—	12,375	12,375
PLN	2,690	04/14/31	1.778%(A)	6 Month WIBOR(2)(S)	—	4,404	4,404
PLN	6,105	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	10,468	10,468
SEK	87,830	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)	—	(64,528)	(64,528)
SGD	2,000	02/19/31	1.370%(S)	6 Month SIBOR(2)(S)	—	(10,461)	(10,461)
THB	94,000	02/19/31	1.380%(S)	6 Month BIBOR(2)(S)	—	(10,157)	(10,157)
	100,000	02/18/23	0.104%(A)	1 Day USOIS(1)(A)	—	93,152	93,152
	61,130	02/23/23	0.105%(A)	1 Day USOIS(1)(A)	—	57,543	57,543
	20,000	06/01/23	0.140%(A)	1 Day USOIS(1)(A)	—	26,650	26,650
	8,970	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	116,508	116,508
	10,140	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	135,536	135,536
	6,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(163,860)	(163,860)
	725	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	13,970	13,970
	2,110	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	43,883	43,883
	10,510	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(296,392)	(296,392)
ZAR	54,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,178)	125,415	127,593
ZAR	73,000	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(19,963)	162,519	182,482
ZAR	39,200	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	957	108,394	107,437
ZAR	34,900	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(286)	128,194	128,480
ZAR	23,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(197)	91,314	91,511
ZAR	4,100	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(15)	32,269	32,284
ZAR	7,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(143)	87,519	87,662
ZAR	24,600	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,351)	16,367	17,718
ZAR	109,800	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,819)	1,816	4,635
ZAR	6,600	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(95)	(1,887)	(1,792)
ZAR	200,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(121,681)	(305,687)	(184,006)
ZAR	116,600	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(208,237)	(232,566)	(24,329)
ZAR	112,900	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	85,789	215,398	129,609
ZAR	35,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(968)	54,050	55,018
ZAR	30,000	04/09/31	7.470%(Q)	3 Month JIBAR(2)(Q)	(837)	42,410	43,247

					$(1,244,888)	$(12,372,123)	$(11,127,235)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR 9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)	$(31,912)	$(117)	$(31,795)	JPMorgan Chase Bank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	434	$1,041	$(866)	$1,907

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$448,094	$(476,211)	$3,961,773	$(3,863,446)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$ 40,424,671
Goldman Sachs & Co. LLC	—	162,323,464
J.P. Morgan Securities LLC	—	4,021,936

Total	$—	$206,770,071

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$ 7,604,002,539	$3,289,395,620	$ 171,424
Exchange-Traded Funds	141,537,875	—	—
Preferred Stocks	18,991,491	36,984,345	—
Asset-Backed Securities
Automobiles	—	42,733,495	—
Collateralized Loan Obligations	—	652,560,839	—
Consumer Loans	—	40,907,486	—
Credit Cards	—	20,012,485	—
Equipment.	—	6,674,072	—
Home Equity Loans	—	6,702,406	—
Other	—	10,641,012	—
Residential Mortgage-Backed Securities	—	23,102,190	—

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Student Loans	$—	$50,482,327	$—
Bank Loans	—	15,659,428	—
Commercial Mortgage-Backed Securities	—	456,944,502	—
Corporate Bonds	—	1,347,701,356	—
Municipal Bonds	—	47,991,699	—
Residential Mortgage-Backed Securities	—	202,593,270	17,197,173
Sovereign Bonds	—	287,713,316	—
U.S. Government Agency Obligations	—	17,016,031	—
U.S. Treasury Obligations	—	272,346,709	—
Short-Term Investments
Affiliated Mutual Funds	4,053,628,741	—	—
U.S. Treasury Obligations	—	162,323,464	—
Options Purchased	—	33,002,164	—

Total	$11,818,160,646	$7,023,488,216	$17,368,597

Liabilities
Options Written	$—	$(17,972)	$(5,175)

Other Financial Instruments*
Assets
Futures Contracts	$49,113,214	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	20,808,021	—
OTC Packaged Credit Default Swap Agreements	—	3,631,956	—
OTC Credit Default Swap Agreements	—	331,266	10,807
OTC Currency Swap Agreement	—	241,241	—
Centrally Cleared Interest Rate Swap Agreements	—	3,948,389	—
OTC Total Return Swap Agreement	—	1,041	—

Total	$49,113,214	$28,961,914	$10,807

Liabilities
Futures Contracts	$(6,615,320)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,885,232)	—
OTC Packaged Credit Default Swap Agreements	—	(3,751,369)	—
Centrally Cleared Credit Default Swap Agreement	—	(1,470)	—
OTC Credit Default Swap Agreements	—	(362,820)	—
Centrally Cleared Inflation Swap Agreements	—	(862,012)	—
Centrally Cleared Interest Rate Swap Agreements	—	(15,075,624)	—
OTC Interest Rate Swap Agreement	—	(31,912)	—

Total	$(6,615,320)	$(23,970,439)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	22.0%
Banks	4.9
Software	3.9
Collateralized Loan Obligations	3.6
IT Services	3.2
Semiconductors & Semiconductor Equipment	3.2
Interactive Media & Services	2.7

Pharmaceuticals	2.6%
Commercial Mortgage-Backed Securities	2.5
U.S. Treasury Obligations	2.4
Technology Hardware, Storage & Peripherals	2.2
Health Care Equipment & Supplies	2.0
Insurance	1.8
Internet & Direct Marketing Retail	1.8
Capital Markets	1.8

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Sovereign Bonds	1.5%
Equity Real Estate Investment Trusts (REITs)	1.5
Machinery	1.5
Oil, Gas & Consumable Fuels	1.5
Health Care Providers & Services	1.4
Automobiles	1.4
Residential Mortgage-Backed Securities	1.3
Specialty Retail	1.3
Metals & Mining	1.3
Entertainment	1.3
Chemicals	1.1
Textiles, Apparel & Luxury Goods	1.1
Hotels, Restaurants & Leisure	1.1
Life Sciences Tools & Services	1.0
Biotechnology	0.9
Food & Staples Retailing	0.8
Food Products	0.8
Electric Utilities	0.8
Exchange-Traded Funds	0.8
Aerospace & Defense	0.8
Media	0.7
Electrical Equipment	0.7
Trading Companies & Distributors	0.6
Diversified Telecommunication Services	0.6
Electronic Equipment, Instruments & Components	0.6
Building Products	0.6
Oil & Gas	0.6
Beverages	0.6
Personal Products	0.5
Real Estate Management & Development	0.5
Air Freight & Logistics	0.5
Tobacco	0.5
Household Durables	0.5
Electric	0.5
Road & Rail	0.5
Professional Services	0.4
Diversified Financial Services	0.4
Telecommunications	0.4
Consumer Finance	0.4
Industrial Conglomerates	0.4
Healthcare-Services	0.4
Multiline Retail	0.4
Household Products	0.3
Communications Equipment	0.3
Multi-Utilities	0.3
Real Estate Investment Trusts (REITs)	0.3
Pipelines	0.3
Marine	0.3
Leisure Products	0.3
Student Loans	0.3
Wireless Telecommunication Services	0.3
Municipal Bonds	0.2
Consumer Loans	0.2
Auto Components	0.2
Foods	0.2
Options Purchased	0.2

Containers & Packaging	0.2%
Independent Power & Renewable Electricity Producers	0.2
Construction Materials	0.2
Gas Utilities	0.2
Commercial Services	0.2
Construction & Engineering	0.2
Retail	0.2
Auto Manufacturers	0.2
Airlines	0.2
Commercial Services & Supplies	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Home Builders	0.1
Energy Equipment & Services	0.1
Credit Cards	0.1
Distributors	0.1
Semiconductors	0.1
Healthcare-Products	0.1
U.S. Government Agency Obligations	0.1
Gas	0.1
Health Care Technology	0.1
Transportation	0.1
Miscellaneous Manufacturing	0.1
Engineering & Construction	0.1
Other	0.1
Housewares	0.1
Mining	0.1
Auto Parts & Equipment	0.0	*
Oil & Gas Services	0.0	*
Multi-National	0.0	*
Paper & Forest Products	0.0	*
Thrifts & Mortgage Finance	0.0	*
Packaging & Containers	0.0	*
Water Utilities	0.0	*
Diversified Consumer Services	0.0	*
Home Equity Loans	0.0	*
Equipment	0.0	*
Lodging	0.0	*
Building Materials	0.0	*
Computers	0.0	*
Iron/Steel	0.0	*
Real Estate	0.0	*
Household Products/Wares	0.0	*
Transportation Infrastructure	0.0	*
Agriculture	0.0	*
Electrical Components & Equipment	0.0	*
Home Furnishings	0.0	*
Environmental Control	0.0	*
Toys/Games/Hobbies	0.0	*

	102.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.3)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$1,470	*
Credit contracts	Premiums paid for OTC swap agreements	448,094		Premiums received for OTC swap agreements	475,228
Credit contracts	Unaffiliated investments	2,317		Options written outstanding, at value	23,147
Credit contracts	Unrealized appreciation on OTC swap agreements	3,718,625		Unrealized depreciation on OTC swap agreements	3,831,651
Equity contracts	Due from/to broker-variation margin futures	34,577,881	*	Due from/to broker-variation margin futures	4,173,408	*
Equity contracts	Unaffiliated investments	32,999,847		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	20,808,021		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,885,232
Interest rate contracts	Due from/to broker-variation margin futures	14,535,333	*	Due from/to broker-variation margin futures	2,441,912	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,948,389	*	Due from/to broker-variation margin swaps	15,937,636	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	983
Interest rate contracts	Unrealized appreciation on OTC swap agreements	243,148		Unrealized depreciation on OTC swap agreements	31,795

		$111,281,655			$30,802,462

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$38,506	$—	$—	$252,213
Equity contracts	11,162,643	—	332,115,170	—	—
Foreign exchange contracts	—	—	—	(10,417,077)	—
Interest rate contracts	—	—	(46,594,897)	—	822,745

Total	$11,162,643	$38,506	$285,520,273	$(10,417,077)	$1,074,958

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(34,934)	$47,052	$—	$—	$257,514
Equity contracts	925,331	—	(32,591,095)	—	—
Foreign exchange contracts	—	—	—	22,593,343	—
Interest rate contracts	—	—	14,382,700	—	(14,915,746)

Total	$890,397	$47,052	$(18,208,395)	$22,593,343	$(14,658,232)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$20,138,980	$15,824,645	$4,188,802,388	$1,228,376,586	$343,236,880

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$760,589,490	$748,939,369	$178,830,655

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$192,343,333	$3,213,307	$483,028	$16,951,667

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$497,223,327	$(497,223,327)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3)	$952,277	$—	$952,277	$(952,277)	$—
Bank of America, N.A.(4)	942,450	(11,488)	930,962	(920,000)	10,962
Barclays Bank PLC(3)	985,206	(1,072,875)	(87,669)	—	(87,669)

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC(4)	$57,729	$(7,111)	$50,618	$—	$50,618
BNP Paribas S.A.(4)	—	(19,524)	(19,524)	—	(19,524)
Citibank, N.A.(3)	3,598,977	(1,087,498)	2,511,479	(2,150,000)	361,479
Citibank, N.A.(4)	14,865,414	(2,580,843)	12,284,571	(10,595,000)	1,689,571
Credit Suisse International(3)	1,907	(866)	1,041	—	1,041
Goldman Sachs International(3)	13,862	(8,230)	5,632	—	5,632
Goldman Sachs International(4)	3,280	(22,513)	(19,233)	—	(19,233)
JPMorgan Chase Bank, N.A.(3)	66,739	—	66,739	—	66,739
JPMorgan Chase Bank, N.A.(4)	244,654	(31,912)	212,742	—	212,742
Morgan Stanley & Co. International PLC(3)	2,861,433	(2,865,145)	(3,712)	3,712	—
Morgan Stanley & Co. International PLC(4)	146,119	(57,013)	89,106	—	89,106
UBS AG(3)	227,103	(228,456)	(1,353)	—	(1,353)
UBS AG(4)	253,055	(254,562)	(1,507)	—	(1,507)

	$25,220,205	$(8,248,036)	$16,972,169	$(14,613,565)	$2,358,604

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Fixed Income (Bond)
(4)	PGIM Fixed Income (Global Total Return)

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $497,223,327:
Unaffiliated investments (cost $13,020,098,405)	$14,805,388,718
Affiliated investments (cost $4,053,654,779)	4,053,628,741
Foreign currency, at value (cost $51,857,742)	51,775,068
Cash	7,911,171
Receivable for investments sold	339,882,395
Dividends and interest receivable	33,109,369
Unrealized appreciation on OTC forward foreign currency exchange contracts	20,808,021
Tax reclaim receivable	11,260,693
Due from broker-variation margin futures	5,986,711
Unrealized appreciation on OTC swap agreements	3,961,773
Premiums paid for OTC swap agreements	448,094
Receivable from affiliate	168,350
Receivable for Portfolio shares sold	7,788
Prepaid expenses and other assets	364,887

Total Assets	19,334,701,779

LIABILITIES
Payable to broker for collateral for securities on loan	510,226,572
Payable for investments purchased	357,428,903
Payable for Portfolio shares purchased	5,812,002
Management fee payable	4,663,252
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,885,232
Unrealized depreciation on OTC swap agreements	3,863,446
Payable to affiliate	3,560,315
Foreign capital gains tax liability accrued	2,332,902
Distribution fee payable	757,676
Accrued expenses and other liabilities	600,970
Premiums received for OTC swap agreements	476,211
Due to broker-variation margin swaps	119,205
Options written outstanding, at value (premiums received $70,199)	23,147
Affiliated transfer agent fee payable	433

Total Liabilities	893,750,266

NET ASSETS	$18,440,951,513

Net assets were comprised of:
Partners’ Equity	$18,440,951,513

Net asset value and redemption price per share, $18,440,951,513 / 862,999,053 outstanding shares of beneficial interest	$21.37

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $7,655,214 foreign withholding tax, of which $1,092,918 is reimbursable by an affiliate)	$118,388,820
Interest income	45,659,252
Affiliated dividend income	2,602,131
Income from securities lending, net (including affiliated income of $8,405)	515,174

Total income	167,165,377

EXPENSES
Management fee	54,307,336
Distribution fee	22,378,972
Custodian and accounting fees	871,527
Trustees’ fees	109,695
Legal fees and expenses	41,214
Audit fee	27,541
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,596
Shareholders’ reports	3,337
Miscellaneous	187,122

Total expenses	77,930,340

NET INVESTMENT INCOME (LOSS)	89,235,037

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(91,060)) (net of foreign capital gains taxes $(989,265))	1,671,032,011
Futures transactions	285,520,273
Forward currency contract transactions	(10,417,077)
Options written transactions	38,506
Swap agreements transactions	1,074,958
Foreign currency transactions	(105,856)

1,947,142,815

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $35,089) (net of change in foreign capital gains taxes $(103,421))	(228,636,333)
Futures	(18,208,395)
Forward currency contracts	22,593,343
Options written	47,052
Swap agreements	(14,658,232)
Foreign currencies	(901,397)

(239,763,962)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,707,378,853

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,796,613,890

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$89,235,037	$172,284,743
Net realized gain (loss) on investment and foreign currency transactions	1,947,142,815	(333,102,439)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(239,763,962)	502,871,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,796,613,890	342,054,056

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,502,123 and 585,623,359 shares, respectively]	50,150,520	9,091,941,931
Portfolio shares purchased [51,250,791 and 693,492,374 shares, respectively]	(1,037,735,629)	(10,431,229,297)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(987,585,109)	(1,339,287,366)

TOTAL INCREASE (DECREASE)	809,028,781	(997,233,310)
NET ASSETS:
Beginning of period	17,631,922,732	18,629,156,042

End of period	$18,440,951,513	$17,631,922,732

SEE NOTES TO FINANCIAL STATEMENTS.

A278

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2021 consisted of 75 separate portfolios. The information presented in these financial statements pertains only to the 7 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Investment Objective(s)	Subadviser(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	High level of absolute return by using traditional and non-traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.	Brown Advisory, LLC; Loomis Sayles & Company, L.P.; LSV Asset Management; PGIM Fixed Income, a business unit of PGIM, Inc.; PGIM Limited; Pacific Investment Management Company, LLC (“PIMCO”); QMA LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.); T. Rowe Price Associates, Inc. (“T. Rowe”); William Blair Investment Management, LLC

AST AllianzGI World Trends Portfolio (“AllianzGI World Trends”)	Highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC

B1

Portfolio	Investment Objective(s)	Subadviser(s)
AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA; effective June 5, 2021; ClearBridge Investments, LLC; J.P. Morgan Investment Management, Inc.; Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); Massachusetts Financial Services Company (“MFS”); PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; Wellington Management Company, LLP (“Wellington”)

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”)	High total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc.; BlackRock International Limited

AST Fidelity Institutional AM® Quantitative Portfolio (“Fidelity Institutional AM® Quantitative”)	Long-term capital growth balanced by current income.	Fidelity Institutional Asset Management, LLC (“FIAM”)

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA; effective June 5, 2021; ClearBridge Investments, LLC; J.P. Morgan Investment Management, Inc.; Jennison; MFS; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; Wellington

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; QMA; effective February 2021, Jennison; PGIM Real Estate (a business unit of PGIM Inc.)

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation

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responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward

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exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating Rate Notes Issued in Conjunction with Securities Held: Certain Portfolios invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation. Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as

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funded leverage by including the fixed rate bond in its Schedule of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements of the Securities Act of 1933 under Rule 144A.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase

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transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap

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agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the

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agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

B9

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Master Limited Partnerships (MLPs): Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in Note 1 above as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

B10

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Advanced Strategies	0.6825% first $300 million;	0.59%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% on next $2.5 billion;
	0.5725% on next $2.5 billion;
	0.5525% on next $5 billion;
	0.5325% in excess of $20 billion
AllianzGI World Trends	0.7825% first $300 million;	0.70%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Balanced Asset Allocation(2)*#	0.7325% first $300 million;	0.18%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425%on next $2.5 billion;
	0.6225% on next $2.5 billion;
	0.6025% on next $5 billion;
	0.5825% on next $5 billion;
	0.5625% on next $5 billion;
	0.5425% on next $5 billion;
	0.5225% on next $5 billion;
	0.5025% in excess of $40 billion
BlackRock Global Strategies	0.8325% first $300 million;	0.73%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Fidelity Institutional AM® Quantitative	0.6825% first $300 million;	0.63%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion

B11

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Preservation Asset Allocation(2)*#	0.7325% first $300 million;	0.16%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425%on next $2.5 billion;
	0.6225% on next $2.5 billion;
	0.6025% on next $5 billion;
	0.5825% on next $5 billion;
	0.5625% on next $5 billion;
	0.5425% on next $5 billion;
	0.5225% on next $5 billion;
	0.5025% in excess of $40 billion
Prudential Growth Allocation	0.6825% first $300 million;	0.61%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% on next $2.5 billion;
	0.5725% on next $2.5 billion;
	0.5525% on next $5 billion;
	0.5325% in excess of $20 billion

Portfolio	Fee Waivers and/or Expense Limitations
Advanced Strategies	contractually waive 0.0242%
through June 30, 2022(1)
AllianzGI World Trends	contractually waive 0.047%
through June 30, 2022
Balanced Asset Allocation	effective June 5, 2021,
contractually waive 0.02%
through June 30, 2022;
effective June 5, 2021,
contractually limit expenses to 0.89%
through June 30, 2023(3)
BlackRock Global Strategies	contractually waive 0.0749%
through February 21, 2021;
effective February 22, 2021,
contractually waive 0.0249%
through June 30, 2022
contractually waive 0.02%
Fidelity Institutional AM® Quantitative	through June 30, 2022
Preservation Asset Allocation	effective June 5, 2021,
contractually waive 0.02%
through June 30, 2022;
effective June 5, 2021,
contractually limit expenses to 0.89%
through June 30, 2023(3)

*	Prior to June 5, 2021, the contractual management fee rate was 0.15% on all assets.

#

Effective June 5, 2021, management fees are calculated based on an aggregation of net assets of Academic Strategies, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

(1)

The Investment Manager has voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios to gain exposure to small-cap equity securities.

B12

(2)

Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Preservation Asset Allocation, and AST Quantitative Modeling Portfolio. This voluntary fee waiver was terminated on June 4, 2021. As described below, this voluntary fee waiver was applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined	assets up to $10 billion: No fee reduction.

Combined	assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined	assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined	assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined	assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined	assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined	assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined	assets above $125 billion: 15% reduction to effective fee rate.

(3)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. For assets that are invested in other Portfolios, no 12b-1 fee is charged for the assets of Advanced Strategies. Effective June 5, 2021, for assets that are invested in other Portfolios, the 12b-1 fee is waived for the assets of Balanced Asset Allocation and Preservation Asset Allocation. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2021, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Advanced Strategies	$72,982
AllianzGI World Trends	10,316
Fidelity Institutional AM® Quantitative	34,149
Prudential Growth Allocation	4,492

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM Limited, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

B13

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2021, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Fidelity Institutional AM® Quantitative	$12,848,469	$16,762,763	$4,234,711

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

B14

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
Advanced Strategies	$414,044
AllianzGI World Trends	165,215
Balanced Asset Allocation	41,235
BlackRock Global Strategies	36,491
Fidelity Institutional AM® Quantitative	283,274
Preservation Asset Allocation	13,831
Prudential Growth Allocation	1,092,918

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
Advanced Strategies	$274,364
AllianzGI World Trends	122,057
Balanced Asset Allocation	4,264
BlackRock Global Strategies	42,695
Fidelity Institutional AM® Quantitative	163,314
Preservation Asset Allocation	1,419
Prudential Growth Allocation	509,741

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, securities sold short, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2021, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$4,041,708,290	$4,846,394,342
AllianzGI World Trends	1,128,939,095	1,436,071,274
Balanced Asset Allocation	1,906,883,222	8,898,223,622
BlackRock Global Strategies	1,881,171,812	1,940,625,867
Fidelity Institutional AM® Quantitative	2,193,005,791	2,529,404,276
Preservation Asset Allocation	692,715,153	3,177,612,742
Prudential Growth Allocation	9,529,206,555	10,893,287,247

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2021, is presented as follows:

Advanced Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Funds(wd):

AST Goldman Sachs Small-Cap Value Portfolio *(1)

$31,508,750	$14,464,788	$14,464,788	$6,291,919	$—	$37,800,669	1,228,890	$—

AST Small-Cap Growth Opportunities Portfolio *(1)

65,698,573	42,234,294	50,028,435	(866,469)	2,701,480	59,739,443	1,773,736	—

AST Small-Cap Growth Portfolio *(1)

69,149,372	41,687,707	51,506,849	455,444	4,071,004	63,856,678	757,493	—

B15

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST Small-Cap Value Portfolio *(1)
$108,436,606	$86,838,147	$96,938,882	$24,780,614	$2,620,541	$125,737,026	3,432,624	$—

$274,793,301	$185,224,936	$212,938,954	$30,661,508	$9,393,025	$287,133,816		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wd)
1,231,982,128	1,484,950,399	1,426,511,542	—	—	1,290,420,985	1,290,420,985	933,388

PGIM Institutional Money Market Fund (1)(b)(wd)
148,916,211	716,646,602	643,941,656	2,370	(22,039)	221,601,488	221,734,529	53,164	(2)

$1,380,898,339	$2,201,597,001	$2,070,453,198	$2,370	$(22,039)	$1,512,022,473		$986,552

$1,655,691,640	$2,386,821,937	$2,283,392,152	$30,663,878	$9,370,986	$1,799,156,289		$986,552

AllianzGI World Trends

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$201,043,509	$697,671,887	$758,198,555	$—	$—	$140,516,841	140,516,841	$142,732

PGIM Institutional Money Market Fund (1)(b)(wa)
189,057,813	777,333,522	737,574,985	3,116	(39,674)	228,779,792	228,917,142	64,958	(2)

$390,101,322	$1,475,005,409	$1,495,773,540	$3,116	$(39,674)	$369,296,633		$207,690

Balanced Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Funds(wd):
AST BlackRock/Loomis Sayles Bond Portfolio *(1)
$304,330,921	$20,820,000	$18,680,000	$(5,737,310)	$2,542,535	$303,276,146	19,292,376	$—
AST ClearBridge Dividend Growth Portfolio *(1)
452,630,862	—	299,260,195	(13,692,704)	71,908,306	211,586,269	8,112,970	—
AST Emerging Markets Equity Portfolio *(1)
63,996,034	830,000	30,755,000	(3,814,268)	7,979,234	38,236,000	3,450,903	—
AST Global Bond Portfolio *(1)
1,313,204,794	90,170,000	80,795,000	(32,218,988)	8,735,127	1,299,095,933	107,363,300	—
AST Goldman Sachs Small-Cap Value Portfolio *(1)
93,146,276	3,235,000	14,189,559	9,657,124	8,627,076	100,475,917	3,266,447	—
AST High Yield Portfolio *(1)
87,583,562	7,615,000	—	4,218,039	—	99,416,601	8,135,565	—
AST Hotchkis & Wiley Large-Cap Value Portfolio *(1)
417,000,879	8,685,000	431,356,767	(43,070,082)	160,241,291	111,500,321	2,697,806	—
AST International Growth Portfolio *(1)
415,489,812	13,980,000	458,170,407	(170,033,754)	198,734,349	—	—	—
AST International Value Portfolio *(1)
418,889,218	14,665,000	482,809,650	(64,439,665)	113,695,097	—	—	—

B16

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Jennison Large-Cap Growth Portfolio *(1)
$ 360,193,815	$1,200,000	$291,056,524	$(116,749,894)	$126,161,520	$79,748,917	1,160,322	$—
AST Large-Cap Core Portfolio *(1)
1,142,017,299	—	1,301,328,038	(329,827,139)	489,137,878	—	—	—
AST Loomis Sayles Large-Cap Growth Portfolio *(1)
395,611,775	1,400,000	433,094,325	(122,766,086)	158,848,636	—	—	—
AST MFS Growth Portfolio *(1)
335,344,008	1,200,000	276,023,145	(75,912,634)	99,595,167	84,203,396	1,711,799	—
AST MFS Large-Cap Value Portfolio *(1)
555,528,749	11,580,000	511,334,020	(78,538,776)	163,845,581	141,081,534	5,069,405	—
AST Mid-Cap Growth Portfolio *(1)
39,282,019	160,000	39,267,275	(12,315,727)	12,140,983	—	—	—
AST Mid-Cap Value Portfolio *(1)
21,414,447	18,015,422	52,698,200	(3,595,023)	16,863,354	—	—	—
AST Prudential Core Bond Portfolio *(1)
1,068,284,410	73,995,000	66,210,000	(27,016,346)	9,256,612	1,058,309,676	75,810,149	—
AST QMA International Core Equity Portfolio *(1)
357,645,051	12,280,000	417,151,432	(63,040,111)	110,266,492	—	—	—
AST Small-Cap Growth Opportunities Portfolio *(1)
78,646,302	4,280,000	7,948,682	(476,343)	3,136,930	77,638,207	2,305,172	—
AST Small-Cap Growth Portfolio *(1)
83,439,783	4,280,000	16,143,114	(1,376,241)	7,263,539	77,463,967	918,908	—
AST Small-Cap Value Portfolio *(1)
77,772,630	23,165,000	19,472,337	15,492,492	4,691,196	101,648,981	2,775,020	—
AST T. Rowe Price Large-Cap Growth Portfolio *(1)
412,248,237	1,400,000	367,594,188	(118,159,357)	148,246,520	76,141,212	1,045,896	—
AST T. Rowe Price Large-Cap Value Portfolio *(1)
418,173,483	8,685,000	510,559,705	(79,825,374)	163,526,596	—	—	—
AST T. Rowe Price Natural Resources Portfolio *(1)
—	71,940,000	1,945,000	4,478,544	105,585	74,579,129	2,938,500	—
AST WEDGE Capital Mid-Cap Value Portfolio *(1)
21,408,215	—	17,880,422	(3,537,800)	10,007	—	—	—
AST Western Asset Core Plus Bond Portfolio *(1)
696,222,476	46,245,000	41,655,000	(19,388,867)	5,931,986	687,355,595	46,131,248	—
AST Western Asset Emerging Markets Debt Portfolio *(1)
68,070,417	—	25,760,000	(2,858,628)	874,123	40,325,912	3,128,465	—

$9,697,575,474	$439,825,422	$6,213,137,985	$(1,354,544,918)	$2,092,365,720	$4,662,083,713		$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wd)
1,424,098,606	2,482,094,600	1,142,879,896	—	—	2,763,313,310	2,763,313,310	1,180,393

$11,121,674,080	$2,921,920,022	$7,356,017,881	$(1,354,544,918)	$2,092,365,720	$7,425,397,023		$1,180,393

B17

BlackRock Global Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 939,995,948	$1,296,136,546	$1,664,942,925	$—	$—	$571,189,569	571,189,569	$546,910

PGIM Institutional Money Market Fund (1)(b)(wa)
105,941,900	635,539,987	448,514,792	(7,322)	(16,731)	292,943,042	293,118,913	57,979	(2)

$1,045,937,848	$1,931,676,533	$2,113,457,717	$(7,322)	$(16,731)	$864,132,611		$604,889

Fidelity Institutional AM® Quantitative

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$639,384,096	$1,029,983,405	$1,176,333,840	$—	$—	$493,033,661	493,033,661	$460,370

PGIM Institutional Money Market Fund (1)(b)(wa)
332,037,446	531,932,835	587,011,555	41,242	(65,230)	276,934,738	277,100,998	58,145	(2)

$971,421,542	$1,561,916,240	$1,763,345,395	$41,242	$(65,230)	$769,968,399		$518,515

Preservation Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Funds(wd):

AST BlackRock/Loomis Sayles Bond Portfolio *(1)
$310,667,759	$11,125,000	$16,805,000	$(5,883,770)	$2,541,259	$301,645,248	19,188,629	$—

AST ClearBridge Dividend Growth Portfolio *(1)
158,987,770	—	108,384,000	(6,381,443)	26,120,843	70,343,170	2,697,207	—

AST Emerging Markets Equity Portfolio *(1)
22,264,824	295,001	11,420,000	(1,360,269)	2,792,782	12,572,338	1,134,688	—

AST Global Bond Portfolio *(1)
1,341,067,591	48,180,000	72,765,000	(33,661,498)	9,697,170	1,292,518,263	106,819,691	—

AST Goldman Sachs Small-Cap Value Portfolio *(1)
30,499,680	4,354,999	7,396,012	1,679,547	4,317,307	33,455,521	1,087,631	—

AST High Yield Portfolio *(1)
90,147,068	3,210,000	—	4,238,913	—	97,595,981	7,986,578	—

AST Hotchkis & Wiley Large-Cap Value Portfolio *(1)
142,568,324	3,684,999	148,477,842	(15,238,368)	54,427,994	36,965,107	894,389	—

AST International Growth Portfolio *(1)
143,898,383	4,215,000	157,720,681	(55,740,077)	65,347,375	—	—	—

AST International Value Portfolio *(1)
144,622,470	4,410,001	165,522,723	(24,102,335)	40,592,587	—	—	—

AST Jennison Large-Cap Growth Portfolio *(1)
123,115,858	420,001	100,243,897	(37,488,876)	40,597,373	26,400,459	384,118	—

AST Large-Cap Core Portfolio *(1)

B18

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$404,639,640	$—	$459,672,378	$(108,568,357)	$163,601,095	$—	—	$—

AST Loomis Sayles Large-Cap Growth Portfolio *(1)
134,966,580	494,999	147,329,674	(39,653,570)	51,521,665	—	—	—

AST MFS Growth Portfolio *(1)
114,363,644	420,000	94,662,220	(23,038,741)	30,809,815	27,892,498	567,036	—

AST MFS Large-Cap Value Portfolio *(1)
189,908,984	4,915,000	176,289,847	(26,613,951)	54,966,102	46,886,288	1,684,739	—

AST Mid-Cap Growth Portfolio *(1)
17,057,278	55,000	17,062,969	(5,470,611)	5,421,302	—	—	—

AST Mid-Cap Value Portfolio *(1)
8,518,501	7,160,552	20,919,188	(1,450,559)	6,690,694	—	—	—

AST Prudential Core Bond Portfolio *(1)
1,087,784,423	39,540,001	59,635,000	(29,366,323)	10,920,871	1,049,243,972	75,160,743	—

AST QMA International Core Equity Portfolio *(1)
125,190,338	3,695,000	144,905,174	(21,293,959)	37,313,795	—	—	—

AST Small-Cap Growth Opportunities Portfolio *(1)
25,835,178	2,725,046	3,680,000	(375,372)	1,292,484	25,797,336	765,954	—

AST Small-Cap Growth Portfolio *(1)
30,501,738	1,430,000	8,201,283	(1,431,148)	3,545,491	25,844,798	306,581	—

AST Small-Cap Value Portfolio *(1)
28,809,321	4,355,000	6,566,990	5,647,399	1,519,671	33,764,401	921,769	—

AST T. Rowe Price Large-Cap Growth Portfolio *(1)
140,825,597	495,000	126,119,062	(37,073,884)	47,085,164	25,212,815	346,330	—

AST T. Rowe Price Large-Cap Value Portfolio *(1)
142,968,054	3,684,999	174,640,652	(28,702,079)	56,689,678	—	—	—

AST T. Rowe Price Natural Resources Portfolio *(1)
—	24,324,999	1,265,000	1,469,421	66,371	24,595,791	969,101	—

AST WEDGE Capital Mid-Cap Value Portfolio *(1)
8,511,901	—	7,100,551	(1,414,987)	3,637	—	—	—

AST Western Asset Core Plus Bond Portfolio *(1)
713,286,460	24,715,000	37,445,000	(21,678,691)	7,572,696	686,450,465	46,070,501	—

AST Western Asset Emerging Markets Debt Portfolio *(1)
70,065,064	—	28,370,001	(3,003,361)	907,393	39,599,095	3,072,079	—

$5,751,072,428	$197,905,597	$2,302,600,144	$(515,956,949)	$726,362,614	$3,856,783,546		$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wd)
701,864,771	956,392,898	557,052,767	—	—	1,101,204,902	1,101,204,902	556,213

$6,452,937,199	$1,154,298,495	$2,859,652,911	$(515,956,949)	$726,362,614	$4,957,988,448		$556,213

B19

Prudential Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$3,094,692,355	$8,191,979,724	$7,743,274,728	$—	$—	$3,543,397,351	3,543,397,351	$2,602,131

PGIM Institutional Money Market Fund (1)(b)(wa)
445,602,489	1,069,774,781	1,005,089,909	35,089	(91,060)	510,231,390	510,537,713	8,405	(2)

$3,540,294,844	$9,261,754,505	$8,748,364,637	$35,089	$(91,060)	$4,053,628,741		$2,610,536

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions.After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2020 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

B20

The following Portfolios utilized the SCA during the reporting period ended June 30, 2021. The average balance outstanding is for the number of days the Portfolio(s) utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2021
Balanced Asset Allocation	$2,388,000	1.37%	1	$2,388,000	$—
Prudential Growth Allocation	1,372,750	1.42	4	1,688,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2021, all Portfolios offer only a single share class to investors.

As of June 30, 2021, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Advanced Strategies	3	99.9%
AllianzGI World Trends	3	99.9
Balanced Asset Allocation	3	99.8
BlackRock Global Strategies	2	95.7
Fidelity Institutional AM® Quantitative	3	99.9
Preservation Asset Allocation	3	99.8
Prudential Growth Allocation	3	99.9

9. Purchases & Redemption In-kind

On January 27, 2021, the Board approved changes to AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”) and AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”) (the “Portfolios”) that were contingent on shareholder approval of the amended Management Agreement and Shareholder Services and Distribution Plan. In addition to the amended ManagementAgreements and Shareholder Services and Distribution Plan, the Board approved changing the Portfolios’ principal investment strategies from a fund-of-funds structure that primarily invests portfolio assets in Underlying Funds (the “Underlying Funds”) to a structure that primarily relies on direct investments to achieve the Portfolios’ investment objectives. The implementation of the new principal investment strategy in these Portfolios will be done by utilizing a redemption in-kind from the Underlying Funds Portfolios.

On May 11, 2021, shareholders approved an amended management agreement for the Portfolios. Additionally, a Shareholder Services and Distribution Plan was approved for Balanced Asset Allocation and Preservation Asset Allocation pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

As of the close of business on June 4, 2021, the Underlying Funds settled the redemption of portfolio shares by delivering portfolio securities and other assets to the Portfolios. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Balanced Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
AST Clearbridge Dividend Growth Portfolio	$262,307,195	$86,763,999	$349,071,194
AST Hotchkis & Wiley Large-Cap Value Portfolio	388,161,767	125,322,843	513,484,610
AST International Growth Portfolio	428,065,407	140,425,681	568,491,088
AST International Value Portfolio	451,654,650	147,592,723	599,247,373
AST Jennison Large Cap Growth Portfolio	227,901,524	73,138,897	301,040,421

B21

Underlying Portfolio Name	Balanced Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
AST Large-Cap Core Portfolio	$1,209,003,038	$405,657,378	$1,614,660,416
AST Loomis Sayles Large Cap Growth Portfolio	358,969,325	115,519,674	474,488,999
AST MFS Growth Portfolio	212,868,145	67,557,221	280,425,366
AST MFS Large-Cap Value Portfolio	453,744,021	145,434,847	599,178,868
AST Mid-Cap Growth Portfolio	30,767,275	13,407,969	44,175,244
AST Mid-Cap Value Portfolio	49,058,200	18,869,188	67,927,388
AST QMA International Core Equity Portfolio	390,901,432	129,815,174	520,716,606
AST T. Rowe Price Large Cap Growth Portfolio	293,469,188	94,309,061	387,778,249
AST T. Rowe Price Large-Cap Value Equity Portfolio	467,364,705	151,485,652	618,850,357
Total	$5,224,235,872	$1,715,300,307	$6,939,536,179

Subsequently, as of the close of business on July 9, 2021, the Underlying Funds settled the redemption of the fund shares by delivering portfolio securities and other assets. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Balanced Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
AST BlackRock / Loomis Sayles Bond Portfolio	$304,273,562	$302,637,300	$606,910,862
AST Global Bond Portfolio	1,303,916,545	1,297,314,468	2,601,231,013
AST Prudential Core Bond Portfolio	626,505,064	614,762,775	1,241,267,839
AST Western Asset Core Plus Bond Portfolio	690,644,754	689,735,292	1,380,380,046
Total	$2,925,339,925	$2,904,449,835	$5,829,789,760

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, but the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Asset Allocation Risk: A Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause a Portfolio to underperform other funds with a similar investment objective. Funds that have a larger allocation to equity securities relative to their fixed income allocation will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

B22

The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not

B23

guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests.

Interest rate risk: Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with changing interest rates are heightened, given that interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities.

Foreign Securities Risk: A Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of a Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to certain other risks including but not limited to the following:

To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighted in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

A Portfolio will incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these Underlying Portfolios.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any

B24

replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Portfolio as well as loan facilities used by a Portfolio. As such, the potential impact of a transition away from LIBOR on a Portfolio or the financial instruments in which a Portfolio invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Master Limited Partnerships Risk: A Portfolio may invest in MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. An investment in MLPs also subjects the Portfolio to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general

B25

partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Real Estate Risk: Investments in REITs and real estate-linked derivative instruments will subject a Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, construction delays and the supply of real estate generally, extended vacancies of properties, and the management skill and credit worthiness of the issuer. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to tax laws, or failure by the REIT to qualify for tax-free pass-through of income under the tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property and, as a result, may be more exposed to events that adversely affect such properties or areas than REITs that invest more broadly.

Short Sale Risk: A Portfolio that sells a security short in effect borrows and then sells the security with the expectation that it will later repurchase the security at a lower price and then return the amount borrowed with interest. In contrast, when a Portfolio buys a security long, it purchases the security with cash with the expectation that it later will sell the security at a higher price. A Portfolio that enters into short sales exposes the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. Theoretically, the amount of these losses can be unlimited, although for fixed income securities an interest rate of 0% forms an effective limit on how high a security’s price would be expected to rise. Although a Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio’s securities held long will decline in value at the same time that the value of the Portfolio’s securities sold short increases, thereby increasing the potential for loss.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

11. Reorganization

On March 10, 2021, the Board approved the reorganization (the “Reorganization”) of Fidelity Institutional AM® Quantitative (the “Target Portfolio”) into AST T. Rowe Price Asset Allocation Portfolio (the “Acquiring Portfolio”). The Reorganization is subject to shareholder approval by the Target Portfolio. A special meeting of the Target Portfolio shareholders will be held on September 9, 2021. It is expected that the Reorganization, if approved, would be completed on or around October 15, 2021.

12. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

B26

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

B27

Financial Highlights

 (unaudited)

AST Advanced Strategies Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.95		$21.63	$17.75		$18.85		$16.13	$15.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.22	0.36		0.32		0.27	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.14		2.10	3.52		(1.42)		2.45	0.81

Total from investment operations	2.28		2.32	3.88		(1.10)		2.72	1.07

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)

Net Asset Value, end of period	$26.23		$23.95	$21.63		$17.75		$18.85	$16.13

Total Return(f)	9.52%		10.68%	21.86	%(g)	(5.84	)%(g)	16.86%	7.18	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,852		$8,621	$8,758		$7,630		$9,273	$8,475
Average net assets (in millions)	$8,753		$7,816	$8,488		$8,883		$8,935	$8,300
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.85	%(j)	0.87%	0.87%		0.88%		0.87%	0.88%
Expenses before waivers and/or expense reimbursement	0.89	%(j)	0.91%	0.91%		0.91%		0.90%	0.91%
Net investment income (loss)	1.15	%(j)	1.06%	1.79%		1.69%		1.52%	1.68%
Portfolio turnover rate(k)(l)	255%		728%	390%		255%		232%	207%

AST AllianzGI World Trends Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.21		$15.95	$13.52		$14.68		$12.63	$12.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.12	0.24		0.21		0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.44		2.14	2.19		(1.37)		1.87	0.41

Total from investment operations	1.50		2.26	2.43		(1.16)		2.05	0.57

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)

Net Asset Value, end of period	$19.71		$18.21	$15.95		$13.52		$14.68	$12.63

Total Return(f)	8.24%		14.10%	18.05	%(g)	(7.90	)%(g)	16.23%	4.81	%(m)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,216		$5,107	$5,030		$4,323		$5,643	$5,075
Average net assets (in millions)	$5,161		$4,560	$4,865		$5,283		$5,410	$5,071
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.97	%(j)	0.98%	0.99%		1.02%		1.02%	1.02%
Expenses before waivers and/or expense reimbursement	1.02	%(j)	1.02%	1.02%		1.02%		1.02%	1.03%
Net investment income (loss)	0.63	%(j)	0.77%	1.62%		1.48%		1.30%	1.30%
Portfolio turnover rate(l)	66%		217%	148%		73%		48%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.11%
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.73%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

 (unaudited)

AST Balanced Asset Allocation Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018	2017	2016
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$ 22.89		$20.48	$17.15		$18.04	$15.70	$14.77

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	0.02		0.01	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.79		2.42	3.31		(0.90)	2.35	0.95

Total from investment operations	1.78		2.41	3.33		(0.89)	2.34	0.93

Capital Contributions	—		—	—	(b)(c)	—	—	—

Net Asset Value, end of period	$ 24.67		$22.89	$20.48		$17.15	$18.04	$15.70

Total Return(d)	7.78%		11.77%	19.42	%(e)	(4.93)%	14.90%	6.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,475		$11,217	$11,118		$9,755	$11,445	$10,594
Average net assets (in millions)	$11,345		$10,268	$10,760		$11,074	$11,067	$10,379
Ratios to average net assets(f) :
Expenses after waivers and/or expense reimbursement	0.21	%(g)	0.16%	0.16%		0.16%	0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.26	%(g)	0.16%	0.16%		0.16%	0.16%	0.16%
Net investment income (loss)	(0.10	)%(g)	(0.06)%	0.09%		0.06%	(0.04)%	(0.10)%
Portfolio turnover rate(h)	20	%(i)	45%	24%		15%	15%	18%

AST BlackRock Global Strategies Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$ 16.36		$15.62	$13.28		$14.03		$12.45	$11.64

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.15	0.30		0.27		0.20	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.18		0.59	2.04		(1.02)		1.38	0.64

Total from investment operations	1.21		0.74	2.34		(0.75)		1.58	0.81

Capital Contributions	—		—	—	(b)(c)(j)	—	(c)(j)	—	—	(c)(k)

Net Asset Value, end of period	$ 17.57		$16.36	$15.62		$13.28		$14.03	$12.45

Total Return(d)	7.40%		4.74%	17.62	%(e)	(5.35	)%(e)	12.69%	6.96	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,448		$2,378	$2,471		$2,138		$2,502	$2,277
Average net assets (in millions)	$2,412		$2,157	$2,409		$2,447		$2,397	$2,208
Ratios to average net assets(f) :
Expenses after waivers and/or expense reimbursement	1.02	%(g)	1.07%	1.11%		1.10%		1.11%	1.12	%(l)
Expenses before waivers and/or expense reimbursement	1.06	%(g)	1.13%	1.13%		1.12%		1.12%	1.12	%(l)
Net investment income (loss)	0.36	%(g)	1.00%	2.07%		1.96%		1.50%	1.42%
Portfolio turnover rate(h)	120%		325%	198%		213%		250%	280%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(j)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(k)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(l)	The expense ratio includes interest expense on short sales of 0.01% for the year ended December 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

 (unaudited)

AST Fidelity Institutional AM® Quantitative Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.88		$16.43	$13.70		$14.85		$12.75	$12.23

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.12	0.25		0.24		0.18	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		1.33	2.48		(1.39)		1.92	0.35

Total from investment operations	1.34		1.45	2.73		(1.15)		2.10	0.52

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)

Net Asset Value, end of period	$19.22		$17.88	$16.43		$13.70		$14.85	$12.75

Total Return(f)	7.49%		8.76%	20.00	%(g)	(7.74	)%(g)	16.47%	4.25	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,748		$4,684	$4,810		$4,135		$5,304	$4,792
Average net assets (in millions)	$4,725		$4,214	$4,649		$5,011		$5,095	$4,743
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.91	%(i)	0.92%	0.92%		0.92%		0.94%	0.87%
Expenses before waivers and/or expense reimbursement	0.93	%(i)	0.94%	0.94%		0.93%		0.94%	0.94%
Net investment income (loss)	0.99	%(i)	0.76%	1.61%		1.60%		1.33%	1.34%
Portfolio turnover rate(j)(k)	71%		206%	148%		126%		152%	174%

AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$19.70		$18.06	$15.74		$16.19		$14.70	$13.94

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	0.01		—	(d)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.75		1.65	2.31		(0.45)		1.50	0.78

Total from investment operations	0.74		1.64	2.32		(0.45)		1.49	0.76

Capital Contributions	—		—	—	(b)(d)	—	(c)(d)	—	—

Net Asset Value, end of period	$20.44		$19.70	$18.06		$15.74		$16.19	$14.70

Total Return(f)	3.76%		9.08%	14.74	%(g)	(2.78	)%(g)	10.14%	5.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,299		$6,487	$6,407		$5,833		$6,996	$6,602
Average net assets (in millions)	$6,356		$6,109	$6,305		$6,573		$6,908	$6,711
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.19	%(i)	0.16%	0.16%		0.16%		0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.26	%(i)	0.16%	0.16%		0.16%		0.16%	0.16%
Net investment income (loss)	(0.12	)%(i)	(0.08)%	0.05%		0.03%		(0.06)%	(0.11)%
Portfolio turnover rate(k)	13	%(l)	41%	26%		14%		16%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

 (unaudited)

AST Prudential Growth Allocation Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$19.34		$18.27	$15.33		$16.59		$14.29	$12.98

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.19	0.29		0.26		0.20	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.93		0.88	2.65		(1.53)		2.10	1.12

Total from investment operations	2.03		1.07	2.94		(1.27)		2.30	1.31

Capital Contributions.	—		—	—	(b)(c)(d)	0.01	(c)	—	—	(d)(e)

Net Asset Value, end of period	$21.37		$19.34	$18.27		$15.33		$16.59	$14.29

Total Return(f)	10.50%		5.86%	19.18	%(g)	(7.59	)%(h)	16.10%	10.09	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18,441		$17,632	$18,629		$15,626		$20,625	$11,314
Average net assets (in millions)	$18,052		$15,684	$17,922		$19,406		$17,318	$10,643
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.87	%(j)	0.88%	0.87%		0.87%		0.87%	0.90%
Expenses before waivers and/or expense reimbursement	0.87	%(j)	0.88%	0.87%		0.87%		0.87%	0.91%
Net investment income (loss)	1.00	%(j)	1.10%	1.71%		1.56%		1.32%	1.41%
Portfolio turnover rate(k)	68%		154%	89%		111%		157%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.65)%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2021

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 14-16, 2021 (the Meeting) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2032 because the Portfolios recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the AST Bond Portfolio 2032 agreements as part of its annual review of the Trust’s advisory agreements in 2022.

Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2020. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over the one-year period and outperformed its custom benchmark index over all other periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0242% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the

Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AllianzGI World Trends Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, and underperformed over the remaining periods.

•

The Board noted the Manager’s assertion that the Portfolio’s improved performance in 2020 was continuing, with the Portfolio beating its benchmark index by 115 basis points for the quarter ended March 31, 2021.

•	The Board noted that the Manager had contractually agreed to waive 0.047% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Balanced Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered changes it approved to the Portfolio’s principal investment strategies that would move the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which were expected to take effect in July 2021. As a result of these changes, the Board concluded that the Portfolio should be afforded more time to develop its performance record.

•	The Board also noted the Portfolio’s improved performance against its benchmark index, which it beat over the one-year period ended March 31, 2021.

•	The Board noted that the Manager agreed to continue a voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted recent actions it had approved to address performance, including a proposal to improve the Portfolio’s liquidity profile that would have a potential for better performance during periods of down markets.

•

The Board further considered the Manager’s assertion that the Portfolio’s underperformance was primarily attributable to performance challenges in 2020. In that regard, the Board noted that when it considered the performance of the Portfolio one year before (for periods ended December 31, 2019), the Portfolio ranked in the first or second quartile of its Peer Universe over all periods and also had outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0249% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Fidelity Institutional AM® Quantitative Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•	The Board noted the Manager’s assertion that the Portfolio’s custom benchmark index represents a better source of comparative performance information for asset allocation funds like the Portfolio.

•	The Board noted that the Manager had contractually agreed to waive 0.020% of its management fee through June 30, 2022.

•

At the March 2021 Board meeting, the Board approved the recommendation to merge the portfolio into the AST T. Rowe Price Asset allocation Portfolio. The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board considered changes it approved to the Portfolio’s principal investment strategies that would move the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which were expected to take effect in July 2021. As a result of these changes, the Board concluded that the Portfolio should be afforded more time to develop its performance record.

•

The Board also considered the Portfolio’s longer-term performance against its Peer Universe as well as its improved recent performance against the benchmark index which the Portfolio outperformed for the one-year period ended March 31, 2021.

•	The Board noted that the Manager agreed to continue a voluntary management fee waiver based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered recent changes it approved to the Portfolio’s principal investment strategy resulting in several changes to the Portfolio’s underlying sleeves and the addition of new subadvisers to the Portfolio. The Board further considered the Manager’s assertions that these changes would diversify the Portfolio’s quantitative investment style risk by adding complimentary fundamental equity strategies. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index over the one-year period ended March 31, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio, and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

     The Prudential Insurance Company of America

     751 Broad Street

     Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2021 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2021

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2021, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST BlackRock/Loomis Sayles Bond Portfolio

AST BlackRock Low Duration Bond Portfolio

AST MFS Growth Allocation Portfolio

AST T. Rowe Price Asset Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2021

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST BlackRock/Loomis Sayles Bond Portfolio	A3
	AST BlackRock Low Duration Bond Portfolio	A82
	AST MFS Growth Allocation Portfolio	A118
	AST T. Rowe Price Asset Allocation Portfolio	A152

Section B	Notes to Financial Statements

Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2021

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2021

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2021

AST BlackRock/Loomis Sayles Bond
Credit Quality	% of Total Investments
AAA	41.5%
AA	2.7%
A	11.1%
BBB	23.2%
BB	8.2%
B	2.7%
CCC and Below	1.7%
NR	3.1%
Cash/Cash Equivalents	5.8%
Total Investments	100.0%

AST BlackRock Low Duration Bond
Credit Quality	% of Total Investments
AAA	42.3%
AA	2.6%
A	11.9%
BBB	22.0%
BB	4.8%
B	2.9%
CCC and Below	2.7%
NR	5.0%
Cash/Cash Equivalents	5.8%
Total Investments	100.0%

AST MFS Growth Allocation
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	1.4%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.1%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.8%
U.S. Treasury Notes, 1.375%, 01/31/25	U.S. Treasury Obligations	0.7%
Aon PLC (Class A Stock)	Insurance	0.6%
Nestle SA (Switzerland)	Food Products	0.6%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.5%
Adobe, Inc.	Software	0.5%
Visa, Inc. (Class A Stock)	IT Services	0.5%
Roche Holding AG (Switzerland)	Pharmaceuticals	0.4%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST T. Rowe Price Asset Allocation
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	2.0%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.0%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.5%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.6%
Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	0.6%
Visa, Inc. (Class A Stock)	IT Services	0.5%
Wells Fargo & Co.	Banks	0.5%
Bank of America Corp.	Banks	0.4%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2021

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST BlackRock/Loomis Sayles Bond	Actual	$1,000.00	$ 989.30	0.69%	$3.40
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

AST BlackRock Low Duration Bond	Actual	$1,000.00	$1,001.70	0.72%	$3.57
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

AST MFS Growth Allocation	Actual	$1,000.00	$1,094.60	0.95%	$4.93
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

AST T. Rowe Price Asset Allocation	Actual	$1,000.00	$1,076.90	0.87%	$4.48
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2021, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ABS — Asset-Backed Security
ADR — American Depositary Receipt
AGC — Assured Guaranty Corp.
ASX — Australian Securities Exchange
BABs — Build America Bonds
BROIS — Brazil Overnight Index Swap
CDI — Chess Depository Interest
CDO — Collateralized Debt Obligation
CDX — Credit Derivative Index
CLO — Collateralized Loan Obligation
CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index
CMT — Constant Maturity Treasury
CPI — Consumer Price Index
CVA — Certificate Van Aandelen (Bearer)
CVR — Contingent Value Rights
CVT — Convertible Security
DIP — Debtor-In-Possession
EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate
FHLMC — Federal Home Loan Mortgage Corporation
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMTN — Global Medium Term Note
iBoxx — Bond Market Indices
IO — Interest Only (Principal amount represents notional)
JIBAR — Johannesburg Interbank Agreed Rate
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
M — Monthly payment frequency for swaps
MASTR — Morgan Stanley Structured Asset Security
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
NSA — Non-Seasonally Adjusted
NYSE — New York Stock Exchange
OTC — Over-the-counter
PIK — Payment-in-Kind
PIPE — Private Investments in Public Equity
PJSC — Public Joint-Stock Company
PO — Principal Only
Q — Quarterly payment frequency for swaps
REITs — Real Estate Investment Trust
REMICS — Real Estate Mortgage Investment Conduit Security
RSP — Savings Shares
RTS — Russian Trading System
S — Semiannual payment frequency for swaps
S&P — Standard & Poor’s
SDR — Sweden Depositary Receipt
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
SPACs — Special Purpose Acquisition Companies
SPI — Swiss Performance Index

SEE NOTES TO FINANCIAL STATEMENTS

A1

Glossary (CONTINUED)

STOXX — Stock Index of the Eurozone
Strips — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TBA — To Be Announced
TIPS — Treasury Inflation-Protected Securities

TOPIX — Tokyo Stock Price Index
USOIS — United States Overnight Index Swap
UTS — Unit Trust Security
WIBOR — Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS

A2

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.1%

ASSET-BACKED SECURITIES — 6.8%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	3,242	$3,259,175
Series 2019-01A, Class A, 144A
3.450%	03/20/23	685	695,974
CarMax Auto Owner Trust,
Series 2019-04, Class A2A
2.010%	03/15/23	348	348,458
Donlen Fleet Lease Funding LLC,
Series 2021-02, Class A2, 144A
0.560%	12/11/34	2,100	2,102,499
Exeter Automobile Receivables Trust,
Series 2021-02A, Class B
0.570%	09/15/25	445	445,207
Series 2021-02A, Class C
0.980%	06/15/26	635	636,261
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C
3.350%	07/17/23	73	73,028
Series 2021-01, Class C
0.750%	02/17/26	1,480	1,479,214
Series 2021-02, Class C
0.900%	06/15/26	1,505	1,507,424

			10,547,240

Collateralized Loan Obligations — 2.7%
522 Funding CLO Ltd. (Cayman Islands),
Series 2019-04A, Class DR, 144A, 3 Month LIBOR + 3.650% (Cap N/A, Floor 3.650%)
3.838%(c)	04/20/30	250	250,141
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.284%(c)	07/15/26	156	155,605
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class A1, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.984%(c)	07/15/31	310	310,163
Series 2020-07A, Class AR, 144A
—%(p)	07/15/34	310	310,000
Series 2020-07A, Class D, 144A, 3 Month LIBOR + 4.400% (Cap N/A, Floor 4.400%)
4.584%(c)	07/15/31	250	250,229
Series 2020-07A, Class DR, 144A
—%(p)	07/15/34	250	250,000
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.484%(c)	01/15/28	250	249,997
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.266%(c)	10/21/28	255	251,349
ALM Ltd. (Cayman Islands),
Series 2016-19A, Class A2RA, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.634%(c)	04/16/29	450	447,190

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Alme Loan Funding DAC (Ireland),
Series 5A, Class ER, 144A, 3 Month EURIBOR + 5.410% (Cap N/A, Floor 5.410%)
5.410%(c)	07/15/31	EUR	250	$292,699
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.426%(c)	11/02/30		250	250,096
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.438%(c)	10/13/30		490	490,012
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.838%(c)	10/13/30		250	249,385
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.234%(c)	01/28/31		380	379,584
Series 2014-03RA, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.684%(c)	01/28/31		440	439,590
Series 2014-03RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.034%(c)	01/28/31		250	248,754
Series 2014-04RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.034%(c)	01/28/31		900	893,305
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.634%(c)	01/15/30		1,420	1,411,466
Series 2014-05RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.034%(c)	01/15/30		640	636,164
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.274%(c)	01/28/31		570	569,097
Series 2015-07A, Class BR2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.934%(c)	01/28/31		1,010	1,009,995
Series 2015-07A, Class D1R2, 144A, 3 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
3.684%(c)	01/28/31		250	250,225
Series 2016-08A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.784%(c)	07/28/28		250	249,800
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.264%(c)	04/15/31		765	765,039
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.198%(c)	04/20/31		500	500,037
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.324%(c)	10/22/30		250	250,052

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Arbour CLO DAC (Ireland),
Series 8A, Class C, 144A, 3 Month EURIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.900%(c)	07/15/33		EUR	250	$296,784
Ares European CLO BV (Ireland),
Series 12X, Class B1, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.750%(c)	04/20/32		EUR	110	130,648
ARI Investments LLC,
—%(p)	01/06/25	^		750	745,528
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.000%)
1.170%(c)	07/17/26			49	49,454
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.144%(c)	01/15/28			1,168	1,166,492
Babson CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.588%(c)	01/20/31			250	247,567
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.378%(c)	10/20/30			520	520,123
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.260%(c)	07/18/30			883	883,001
Series 2015-08A, Class A2R2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.740%(c)	07/18/30			442	438,020
Series 2015-08A, Class BR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.190%(c)	07/18/30			394	393,798
Series 2020-18A, Class B, 144A, 3 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.484%(c)	10/15/32			250	250,743
Series 2020-18A, Class D1, 144A, 3 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.184%(c)	10/15/32			250	250,418
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.430%(c)	10/18/29			2,210	2,210,406
Series 2015-06A, Class A2R, 144A, 3 Month LIBOR + 1.720% (Cap N/A, Floor 0.000%)
1.910%(c)	10/18/29			623	624,189
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.278%(c)	04/20/31			1,400	1,398,673
Series 2020-20A, Class D, 144A, 3 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.434%(c)	07/15/31			350	350,279
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.418%(c)	01/20/29			1,140	1,140,899

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.364%(c)	10/22/30		794	$794,195
BlueMountain Fuji EUR CLO DAC (Ireland),
Series 4X, Class A2, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.350%(c)	03/30/32	EUR	100	118,454
Cairn CLO DAC (Ireland),
Series 2020-12A, Class B, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.300%(c)	04/15/33	EUR	250	297,024
Series 2020-12A, Class C, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.000%(c)	04/15/33	EUR	250	297,674
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.184%(c)	01/15/31		365	363,548
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.160%(c)	04/17/31		558	556,854
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.784%(c)	07/28/28		360	359,999
Carlyle U.S. CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.688%(c)	04/20/31		250	249,365
CarVal CLO Ltd. (Cayman Islands),
Series 2019-02A, Class D, 144A, 3 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.888%(c)	07/20/32		250	250,108
CBAM Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.420%(c)	10/17/29		720	720,029
Series 2017-03A, Class B1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.890%(c)	10/17/29		250	249,422
CDO Repack SPC Ltd. (Cayman Islands),
Series 2006-CLF01, Class D1, 144A
0.000%	05/20/30		202	205,268
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.290%(c)	07/17/31		850	850,829
Series 2017-08A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.440%(c)	10/17/30		3,018	3,018,990
Series 2017-08A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.890%(c)	10/17/30		560	560,034
CIFC Funding Ltd. (Cayman Islands),
Series 2015-02A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.184%(c)	04/15/30		392	390,822

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.196%(c)	04/23/29		800	$799,842
Contego CLO DAC (Ireland),
Series 8A, Class B1, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.100%(c)	01/25/32	EUR	310	368,830
CVC Cordatus Loan Fund DAC (Ireland),
Series 6X, Class CR, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	04/15/32	EUR	140	164,965
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2018-01A, Class C, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.384%(c)	10/15/30		490	487,501
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.058%(c)	10/15/30		1,010	1,008,286
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
1.836%(c)	11/15/26		250	250,097
Gilbert Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class D, 144A, 3 Month LIBOR + 2.950% (Cap N/A, Floor 0.000%)
3.134%(c)	10/15/30		597	596,995
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.287%(c)	10/29/29		4,500	4,499,989
Golub Capital BDC CLO 1 LLC,
Series 2021-01A, Class C1, 144A, 3 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.911%(c)	04/15/33		250	248,091
Harvest CLO DAC (Ireland),
Series 23A, Class CE, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.050%(c)	10/20/32	EUR	260	307,388
Henley CLO DAC (Ireland),
Series 4A, Class C, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.100%(c)	04/25/34	EUR	250	297,132
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.233%(c)	04/20/34		970	970,102
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.176%(c)	02/05/31		5,006	5,008,441
Invesco Euro CLO DAC (Ireland),
Series 2X, Class B1, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.800%(c)	08/15/32	EUR	160	190,048
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class BR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.838%(c)	10/20/28		310	310,271

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Kayne CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.264%(c)	10/15/31	370	$370,537
Series 2019-05A, Class A, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.526%(c)	07/24/32	430	429,916
KKR CLO Ltd. (Cayman Islands),
Series 2016, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.438%(c)	01/20/29	1,098	1,098,345
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.738%(c)	10/20/27	750	749,319
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.258%(c)	01/20/31	1,510	1,509,998
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.203%(c)	05/15/28	145	145,458
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.198%(c)	01/20/29	1,067	1,066,006
Series 2013-11A, Class AR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.073%(c)	07/23/29	811	809,994
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.140%(c)	04/19/30	510	509,842
Series 2015-18A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.376%(c)	10/21/30	2,950	2,950,589
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.104%(c)	01/22/28	745	744,785
Series 2017-23A, Class AR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.089%(c)	07/27/31	950	948,556
Series 2017-26A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.377%(c)	07/29/30	970	970,360
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.370%(c)	12/18/30	490	490,003
Mariner CLO LLC (Cayman Islands),
Series 2016-03A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.673%(c)	07/23/29	250	247,371
Series 2016-03A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.223%(c)	07/23/29	698	692,458

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.438%(c)	10/20/30		590	$590,165
Series 2015-02A, Class ARR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.297%(c)	04/28/34		990	986,436
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.240%(c)	04/15/34		300	299,118
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-26A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.360%(c)	10/18/30		1,030	1,030,026
Series 2017-26A, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.690%(c)	10/18/30		250	249,440
OCP CLO Ltd. (Cayman Islands),
Series 2013-04A, Class BRR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.076%(c)	04/24/29		626	624,765
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.256%(c)	04/26/31		220	220,008
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.996%(c)	10/26/27		52	51,968
Series 2016-12A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.310%(c)	10/18/28		937	937,130
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.444%(c)	07/15/30		1,910	1,910,263
OCP Euro CLO Ltd. (Ireland),
Series 2017-02X, Class B, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.350%(c)	01/15/32	EUR	100	118,656
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.176%(c)	01/25/31		1,990	1,989,462
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.144%(c)	04/16/31		1,250	1,244,469
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class B1, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.988%(c)	07/20/32		250	250,027
Series 2019-03A, Class BR, 144A
—%(p)	07/02/35		250	250,025
OHA Loan Funding Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.496%(c)	11/15/32		430	430,473

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.434%(c)	10/22/30	285	$284,539
Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.884%(c)	10/22/30	380	379,999
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.200%(c)	07/17/29	1,193	1,192,087
Series 2015-14A, Class A2AR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.884%(c)	01/15/29	1,050	1,050,188
Series 2017-19A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.404%(c)	11/22/30	400	400,000
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.204%(c)	04/15/31	360	360,075
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.320%(c)	01/17/31	250	249,926
Series 2015-01A, Class A1A4, 144A
0.000%(cc)	05/21/34	1,750	1,750,966
Series 2015-01A, Class A2R4, 144A
0.000%(cc)	05/21/34	250	250,231
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.284%(c)	07/16/31	1,300	1,300,183
Series 2018-03A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.506%(c)	08/15/26	527	526,425
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2018-05A, Class A2, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.588%(c)	01/20/27	488	487,995
Series 2019-03A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.755%(c)	08/20/27	300	300,085
Series 2019-04A, Class B, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.276%(c)	10/24/27	250	250,064
Series 2019-04A, Class D, 144A, 3 Month LIBOR + 5.900% (Cap N/A, Floor 5.900%)
6.076%(c)	10/24/27	250	249,186
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.505%(c)	02/20/28	670	668,855
Series 2020-02A, Class A2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.738%(c)	04/20/28	760	760,059
Series 2020-04A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.747%(c)	11/25/28	300	300,243

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Parallel Ltd. (Cayman Islands),
Series 2015-01A, Class C1R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.938%(c)	07/20/27		250	$247,590
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.394%(c)	02/14/34		720	721,228
Series 2017-01A, Class A2R, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.704%(c)	02/14/34		500	494,768
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2016-06A, Class C, 144A
4.000%	08/24/40		1,140	1,145,569
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.276%(c)	07/25/31		1,341	1,341,220
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.684%(c)	10/15/29		1,303	1,296,077
Series 2017-02A, Class DR, 144A, 3 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.034%(c)	10/15/29		646	644,136
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.378%(c)	10/20/30		850	850,170
Rockford Tower Europe CLO Ltd. (Ireland),
Series 2018-01X, Class B, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	12/20/31	EUR	269	318,586
RR Ltd. (Cayman Islands),
Series 2018-03A, Class A1R2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.274%(c)	01/15/30		740	739,341
Series 2018-05A, Class A2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.834%(c)	10/15/31		250	249,999
Series 2020-11A, Class D, 144A, 3 Month LIBOR + 7.120% (Cap N/A, Floor 7.120%)
7.304%(c)	10/15/31		250	250,561
Signal Peak CLO 2 LLC,
Series 2015-01A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.688%(c)	04/20/29		970	960,075
Signal Peak CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.386%(c)	10/26/29		300	300,090
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
1.458%(c)	04/20/33		350	350,524
Sound Point CLO (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.318%(c)	07/15/34		3,130	3,136,385

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.988%(c)	01/21/31		500	$491,674
Sound Point Euro CLO Funding DAC (Ireland),
Series 2A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	10/26/32	EUR	320	380,172
St. Paul’s CLO DAC (Ireland),
Series 12X, Class B1, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	04/15/33	EUR	170	198,978
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.434%(c)	10/15/30		370	370,016
Sutton Park CLO Ltd. (Ireland),
Series 1X, Class BE, 3 Month EURIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.350%(c)	11/15/31	EUR	108	128,321
Symphony CLO Ltd. (Cayman Islands),
Series 2019-21A, Class A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
1.564%(c)	07/15/32		570	569,515
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.189%(c)	04/20/33		272	271,924
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.518%(c)	01/20/33		1,140	1,141,297
Series 2020-03A, Class B1, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.038%(c)	01/20/33		360	360,459
Trinitas CLO Ltd. (Cayman Islands),
Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.176%(c)	01/25/34		280	281,340
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.404%(c)	10/15/29		2,365	2,365,287
Voya CLO Ltd. (Cayman Islands),
Series 2014-03A, Class CR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.826%(c)	07/25/26		270	269,981
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
1.314%(c)	10/15/30		610	610,114
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.244%(c)	04/15/31		1,368	1,368,177
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class C, 144A, 3 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
4.526%(c)	07/24/32		250	250,235

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.926%(c)	10/24/31	250	$250,673
Series 2020-02A, Class B, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.426%(c)	10/24/31	250	250,950
Series 2020-02A, Class D, 144A, 3 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.326%(c)	10/24/31	250	250,581
Woodmont Trust,
Series 2017-02A, Class A1R, 144A
0.000%(cc)	04/20/33	1,060	1,063,570
York CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.438%(c)	10/20/29	350	350,069
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.938%(c)	10/20/29	490	490,584

			107,684,899

Consumer Loans — 0.5%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,790	1,838,853
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,370	2,429,577
Series 2019-AA, Class B, 144A
3.510%	07/20/32	390	402,039
Series 2019-AA, Class C, 144A
4.010%	07/20/32	340	345,581
Series 2020-AA, Class A, 144A
2.190%	08/21/34	810	823,867
Series 2020-AA, Class B, 144A
3.210%	08/21/34	140	143,900
Series 2020-AA, Class C, 144A
4.100%	08/21/34	180	186,845
Series 2020-AA, Class D, 144A
5.750%	08/21/34	230	234,900
OneMain Financial Issuance Trust,
Series 2019-01A, Class E, 144A
5.690%	02/14/31	700	709,176
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,560,076
Series 2020-01A, Class A, 144A
3.840%	05/14/32	1,285	1,340,581
Series 2020-02A, Class C, 144A
2.760%	09/14/35	300	311,464
Series 2020-02A, Class D, 144A
3.450%	09/14/35	760	812,951
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.770%(c)	06/16/36	2,215	2,246,453
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28	1,880	1,904,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27	2,200	$2,223,492

			18,514,070

Equipment — 0.3%
CLI Funding VIII LLC,
Series 2021-01A, Class A, 144A
1.640%	02/18/46	3,897	3,862,469
Cloud Pass-Through Trust,
Series 2019-01A, Class CLOU, 144A
3.554%(cc)	12/05/22	595	598,511
Textainer Marine Containers VII Ltd. (China),
Series 2021-01A, Class A, 144A
1.680%	02/20/46	1,981	1,959,173
Textainer Marine Containers VIII Ltd.,
Series 2020-02A, Class A, 144A
2.100%	09/20/45	2,599	2,616,867
Triton Container Finance VIII LLC,
Series 2021-01A, Class A, 144A
1.860%	03/20/46	2,070	2,056,855

			11,093,875

Home Equity Loans — 0.4%
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.095%(c)	05/28/39	528	487,895
Series 2004-B, Class A2, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.395%(c)	05/28/39	92	78,393
Series 2005-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.095%(c)	02/28/40	387	369,592
Series 2005-E, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.095%(c)	12/28/40	171	168,071
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE03, Class 1A4, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
0.442%(c)	04/25/37	1,477	1,433,040
Citigroup Mortgage Loan Trust,
Series 2007-AHL02, Class A3B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.292%(c)	05/25/37	1,200	958,814
Series 2007-AHL02, Class A3C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.362%(c)	05/25/37	545	439,320
CWHEQ Revolving Home Equity Loan Resuritization Trust,
Series 2006-RES, Class 4Q1B, 144A, 1 Month LIBOR + 0.300% (Cap 16.000%, Floor 0.300%)
0.373%(c)	12/15/33	145	137,091
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-H, Class 1A, 1 Month LIBOR + 0.150% (Cap 16.000%, Floor 0.150%)
0.223%(c)	11/15/36	232	202,777

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
EMC Mortgage Loan Trust,
Series 2001-A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.832%(c)	05/25/40	635	$629,331
GSAA Home Equity Trust,
Series 2006-04, Class 1A1
2.972%(cc)	03/25/36	342	273,034
Series 2007-02, Class AF3
5.917%(cc)	03/25/37	122	32,596
Home Equity Asset Trust,
Series 2006-03, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.692%(c)	07/25/36	280	264,701
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-A, Class M2, 1 Month LIBOR + 2.025% (Cap N/A, Floor 2.025%)
2.117%(c)	07/25/34	110	111,028
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE07, Class A2C, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.342%(c)	07/25/37	8,600	8,298,960
Morgan Stanley Home Equity Loan Trust,
Series 2006-03, Class A3, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.412%(c)	04/25/36	210	171,779
Morgan Stanley Mortgage Loan Trust,
Series 2006-16AX, Class 1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.262%(c)	11/25/36	463	131,665
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, 1 Month LIBOR + 0.410% (Cap N/A, Floor 0.410%)
0.502%(c)	04/25/37	380	353,330
Option One Mortgage Loan Trust,
Series 2007-FXD01, Class 1A1
5.866%	01/25/37	1,281	1,284,970
Series 2007-FXD01, Class 2A1
5.866%	01/25/37	513	515,897
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	633	641,731
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.827%(c)	11/25/35	460	434,795
Washington Mutural Asset-Backed Certificates Trust,
Series 2007-HE03, Class 2A3, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.332%(c)	05/25/37	138	124,863
Yale Mortgage Loan Trust,
Series 2007-01, Class A, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.492%(c)	06/25/37	472	202,782

			17,746,455

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust,
Series 2003-MH01, Class B2, 144A
0.000%	08/15/30	363	302,747

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Manufactured Housing (cont’d.)
BankAmerica Manufactured Housing Contract Trust,
Series 1998-02, Class B1
7.429%(cc)	12/10/25		680	$273,237
Cascade MH Asset Trust,
Series 2019-MH01, Class A, 144A
4.000%(cc)	11/25/44		1,549	1,620,828
Conseco Finance Securitizations Corp.,
Series 2000-05, Class A6
7.960%	05/01/31		540	222,154
Series 2000-05, Class A7
8.200%	05/01/31		985	417,307
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A2
5.260%(cc)	01/15/19		154	103,578
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1
7.820%(cc)	03/15/32		164	161,089
Series 2007-B, Class A1, 144A, 1 Month LIBOR + 1.200% (Cap 18.000%, Floor 1.200%)
1.273%(c)	10/15/37		277	266,967

				3,367,907

Other — 0.5%
AMSR Trust,
Series 2020-SFR01, Class E, 144A
3.218%	04/17/37		150	152,696
Series 2020-SFR03, Class E1, 144A
2.556%	09/17/37		310	310,798
Series 2020-SFR04, Class E2, 144A
2.456%	11/17/37		300	298,621
Series 2020-SFR04, Class F, 144A
2.856%	11/17/37		340	337,077
Corevest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52		962	1,006,955
Domino’s Pizza Master Issuer LLC,
Series 2021-01A, Class A2I, 144A
2.662%	04/25/51		1,005	1,039,863
FirstKey Homes Trust,
Series 2020-SFR01, Class F1, 144A
3.638%	09/17/25		310	316,619
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.973%(c)	06/17/37		5,405	5,417,630
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.082%(c)	07/17/37		425	425,847
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27	^	267	266,713
Loanpal Solar Loan Ltd. (Cayman Islands),
Series 2020-02GF, Class A, 144A
2.750%	07/20/47		785	814,777
Series 2021-01GS, Class A, 144A
2.290%	01/20/48		775	785,926

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	979	$1,037,851
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40	117	122,851
Series 2020-01A, Class A, 144A
2.100%	04/20/46	140	142,371
Series 2020-01A, Class B, 144A
3.100%	04/20/46	213	223,325
Nationstar HECM Loan Trust,
Series 2020-01A, Class M3, 144A
2.820%(cc)	09/25/30	220	220,496
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	3,399	3,411,463
Progress Residential Trust,
Series 2020-SFR02, Class D, 144A
3.874%	06/17/37	220	228,765
Series 2020-SFR03, Class E, 144A
2.296%	10/17/27	320	320,283
Series 2020-SFR03, Class F, 144A
2.796%	10/17/27	620	622,520
Tricon American Homes Trust,
Series 2017-SFR01, Class D, 144A
3.414%	09/17/34	320	321,349
Series 2017-SFR02, Class F, 144A
5.104%	01/17/36	1,010	1,042,597

			18,867,393

Residential Mortgage-Backed Securities — 1.7%
510 Loan Acquisition Trust,
Series 2020-01, Class A, 144A
5.107%	09/25/60	730	734,376
Ajax Mortgage Loan Trust,
Series 2017-D, Class B, 144A
0.000%(cc)	12/25/57	161	73,479
Series 2018-A, Class B, 144A
0.000%	04/25/58	24	20,662
Series 2018-B, Class B, 144A
0.000%	02/26/57	101	45,740
Series 2018-D, Class A, 144A
3.750%(cc)	08/25/58	1,675	1,692,757
Series 2018-D, Class B, 144A
0.000%(cc)	08/25/58	522	287,830
Series 2018-E, Class A, 144A
4.375%(cc)	06/25/58	706	711,050
Series 2018-E, Class B, 144A
5.250%(cc)	06/25/58	160	156,251
Series 2018-E, Class C, 144A
0.000%(cc)	06/25/58	365	326,305
Series 2018-F, Class C, 144A
0.000%	11/25/58	90	74,572
Series 2018-G, Class A, 144A
4.375%(cc)	06/25/57	1,657	1,659,486
Series 2018-G, Class B, 144A
5.250%(cc)	06/25/57	352	343,018

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-G, Class C, 144A
0.000%	06/25/57	895	$1,005,545
Series 2019-A, Class A, 144A
3.750%(cc)	08/25/57	1,544	1,565,989
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	287,274
Series 2019-A, Class C, 144A
0.000%	08/25/57	719	794,684
Series 2019-C, Class A, 144A
3.950%(cc)	10/25/58	890	890,921
Series 2019-E, Class A, 144A
3.000%	09/25/59	2,578	2,589,184
Series 2019-E, Class B, 144A
4.875%	09/25/59	390	383,641
Series 2019-E, Class C, 144A
0.000%	09/25/59	853	664,416
Series 2019-G, Class A, 144A
3.000%	09/25/59	1,930	1,941,631
Series 2019-G, Class B, 144A
4.250%	09/25/59	296	287,726
Series 2019-G, Class C, 144A
0.000%	09/25/59	753	657,261
Series 2019-H, Class A, 144A
3.000%	11/25/59	1,352	1,360,404
Series 2019-H, Class B, 144A
4.250%	11/25/59	270	262,452
Series 2019-H, Class C, 144A
0.000%	11/25/59	664	614,040
Series 2020-A, Class A, 144A
2.375%	12/25/59	3,209	3,209,172
Series 2020-A, Class B, 144A
3.500%	12/25/59	495	493,472
Series 2020-A, Class C, 144A
0.000%	12/25/59	1,203	945,188
Series 2020-D, Class A, 144A
2.250%	06/25/60	3,048	3,067,902
Bayview Koitere Fund Trust,
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	319	326,313
Bayview Opportunity Master Fund IVa Trust,
Series 2016-SPL01, Class A, 144A
4.000%	04/28/55	382	390,720
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	199	201,747
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	1,185	1,210,085
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	859	877,180
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	256	262,413
Carrington Mortgage Loan Trust,
Series 2006-NC03, Class A3, 1 Month LIBOR + 0.150% (Cap 12.500%, Floor 0.150%)
0.242%(c)	08/25/36	348	336,277
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Class 1AF
4.586%(cc)	04/25/36	577	567,811

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-01, Class AF4
4.558%(cc)	07/25/36	111	$111,624
Series 2006-08, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.342%(c)	01/25/46	965	930,694
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	09/25/46	32	31,803
Series 2006-12, Class 1A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.352%(c)	12/25/36	229	220,503
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB02, Class AF4
3.114%(cc)	12/25/36	99	99,618
Fannie Mae Grantor Trust,
Series 2002-T10, Class A1, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.332%(c)	06/25/32	244	242,581
Fremont Home Loan Trust,
Series 2006-03, Class 1A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.372%(c)	02/25/37	512	419,471
Series 2006-03, Class 2A3, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
0.432%(c)	02/25/37	15,157	7,602,285
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-02, Class A2C, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.592%(c)	12/25/35	27	26,759
Legacy Mortgage Asset Trust,
Series 2019-SL02, Class A, 144A
3.375%(cc)	02/25/59	1,071	1,073,683
Lehman ABS Mortgage Loan Trust,
Series 2007-01, Class 2A1, 144A, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.182%(c)	06/25/37	99	77,270
Series 2007-01, Class 2A4, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.392%(c)	06/25/37	7,915	6,331,556
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	08/25/36	1,247	667,356
MASTR Specialized Loan Trust,
Series 2006-03, Class A, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.352%(c)	06/25/46	109	105,498
MCM Trust,
Series 2018-NPL01, Class B, 144A
0.000%	05/28/58	518	234,718
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-02, Class A2C, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.332%(c)	05/25/37	361	281,520
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	170	170,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-SEA01, Class 2A1, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.992%(c)	02/25/47	131	$126,152
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-S05, Class A1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.492%(c)	10/25/36	172	195,753
PRPM LLC,
Series 2020-04, Class A1, 144A
2.951%(cc)	10/25/25	985	988,846
SG Mortgage Securities Trust,
Series 2006-FRE02, Class A2C, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.412%(c)	07/25/36	197	58,736
Soundview Home Loan Trust,
Series 2004-WMC01, Class M2, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.887%(c)	01/25/35	10	9,821
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-MN1A, Class A1, 144A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.322%(c)	01/25/37	8,798	6,397,852
Towd Point Mortgage Trust,
Series 2015-01, Class A5, 144A
3.241%(cc)	10/25/53	930	979,701
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,196,727
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	472	476,353
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,142,407
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	1,964	2,070,184
Series 2019-SJ02, Class M1, 144A
4.500%(cc)	11/25/58	1,360	1,381,321
VCAT LLC,
Series 2020-NPL01, Class A1, 144A
3.671%	08/25/50	618	621,026
Washington Mutural Asset-Backed Certificates Trust,
Series 2006-HE04, Class 2A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.272%(c)	09/25/36	1,139	469,176
Series 2006-HE05, Class 1A, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.247%(c)	10/25/36	416	358,300

			66,418,859

Student Loans — 0.4%
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 144A
3.500%	08/15/44	3,000	3,071,083
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
0.973%(c)	11/15/68	330	332,067
Series 2020-FA, Class B, 144A
2.690%	07/15/69	300	310,006

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2020-HA, Class A, 144A
1.310%	01/15/69	186	$187,425
Series 2021-CA, Class A, 144A
1.060%	10/15/69	2,700	2,705,701
SLM Private Credit Student Loan Trust,
Series 2004-B, Class A3, 3 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.449%(c)	03/15/24	1,185	1,182,765
SLM Private Education Loan Trust,
Series 2010-C, Class A5, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.823%(c)	10/15/41	2,125	2,369,649
SMB Private Education Loan Trust,
Series 2020-BA, Class B, 144A
2.760%	07/15/53	280	281,978
Series 2021-A, Class APT2, 144A
1.070%	01/15/53	1,051	1,035,485
Series 2021-A, Class B, 144A
2.310%	01/15/53	520	527,101
Series 2021-A, Class C, 144A
2.990%	01/15/53	1,290	1,300,498
Series 2021-A, Class D1, 144A
3.860%	01/15/53	690	686,600
Series 2021-A, Class D2, 144A
3.860%	01/15/53	380	379,635
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	900	929,867

			15,299,860

TOTAL ASSET-BACKED SECURITIES (cost $269,276,796)			269,540,558

BANK LOANS — 2.9%
Advertising — 0.0%
Lamar Media Corp.,
Term B Loan, 1 Month LIBOR + 1.500%
1.577%(c)	02/05/27	72	71,018

Aerospace & Defense — 0.1%
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.354%(c)	12/09/25	1,511	1,487,112
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.354%(c)	08/22/24	808	797,403

			2,284,515

Airlines — 0.1%
Allegiant Travel Co.,
Replacement Term Loan, 3 Month LIBOR + 3.000%
3.156%(c)	02/05/24	1,782	1,769,324
Kestrel Bidco, Inc. (Canada),
Term Loan, 6 Month LIBOR + 3.000%
4.000%(c)	12/11/26	2,263	2,215,597

			3,984,921

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Beverages — 0.0%
City Brewing Co. LLC,
Term Loan
—%(p)	04/05/28	^	239	$239,597
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28		254	253,728

				493,325

Building Materials — 0.2%
ACProducts Holdings, Inc.,
Initial Term Loan, 6 Month LIBOR + 4.250%
4.417%(c)	05/17/28		509	506,243
Cornerstone Building Brands, Inc.,
Term Loan
—%(p)	04/12/28		407	406,825
Jeld-Wen, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.000%
2.104%(c)	12/14/24		435	434,169
MI Windows & Doors, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	12/18/27		361	362,088
Quikrete Holdings, Inc.,
Initial Loan (First Lien), 1 Month LIBOR + 2.500%
2.604%(c)	02/01/27		2,373	2,349,522
Term Loan
—%(p)	06/11/28		1,012	1,003,418
Summit Materials LLC/Summit Materials Finance Corp.,
New Term Loan B, 1 Month LIBOR + 2.000%
2.093%(c)	11/21/24		3,090	3,078,380
Tamko Building Products, Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
3.131%(c)	05/29/26		600	598,431

				8,739,076

Chemicals — 0.0%
SCIH Salt Holdings, Inc.,
Term Loan
—%(p)	03/16/27		678	679,148

Commercial Services — 0.1%
ECL Entertainment LLC,
Term Loan
—%(p)	04/30/28	^	578	588,115
Sabre GLBL, Inc.,
2020 Other Term B Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/17/27		428	429,989
Signal Parent, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%
4.250%(c)	04/03/28		375	369,609
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.854%(c)	11/16/26		1,797	1,783,597
WEX, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.250%
2.354%(c)	06/19/28		1,610	1,597,453

				4,768,763

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Computers — 0.0%
Everi Payments, Inc.,
Term Loan, 3 Month LIBOR + 10.500%
11.500%(c)	05/09/24	^	73	$76,191
Term Loan, Term B Loan, 1 Month LIBOR + 2.750%
3.500%(c)	05/09/24		113	112,270

				188,461

Cosmetics/Personal Care — 0.0%
Conair Holdings LLC,
Term Loan
—%(p)	05/17/28		139	139,278
Coty, Inc.,
Term B USD Loans, 1 Month LIBOR + 2.250%
2.331%(c)	04/07/25		1,334	1,279,734

				1,419,012

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Restatement Effective Date Term Loan, 1 Month LIBOR + 2.000%
2.104%(c)	01/15/27		2,373	2,353,779
KAR Auction Services, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%
2.375%(c)	09/19/26		736	726,034

				3,079,813

Diversified Financial Services — 0.1%
Caliber Home Loans, Inc.,
Term Loan
—%(p)	07/24/24	^	1,510	1,506,697
Citadel Securities LP,
2021 Term Loan, 1 Month LIBOR + 2.500%
2.604%(c)	02/02/28		1,611	1,592,979
Zebra Buyer LLC,
Term Loan
—%(p)	04/22/28		1,004	1,006,259

				4,105,935

Electric — 0.1%
Calpine Corp.,
Term B-10 Loan, 1 Month LIBOR + 2.000%
2.104%(c)	08/12/26		915	902,948
Term Loan, 1 Month LIBOR + 2.000%
2.110%(c)	04/05/26		692	682,293
Pacific Gas & Electric Co.,
Loan, 3 Month LIBOR + 3.000%
3.500%(c)	06/23/25		887	874,473
PG&E Corp.,
Term Loan
—%(p)	06/23/25		1,718	1,693,316

				4,153,030

Energy-Alternate Sources — 0.0%
Granite Acquisition, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.250%(c)	03/24/28		89	88,666

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Engineering & Construction — 0.0%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
1.854%(c)	04/13/28		1,250	$1,247,812
Frontdoor, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.250%
2.354%(c)	06/19/28	^	80	80,030

				1,327,842

Entertainment — 0.2%
18 Fremont Street Acquisition LLC,
Term Loan, 1 - 3 Month LIBOR + 8.000%
9.500%(c)	08/09/25	^	1,907	1,945,457
Churchill Downs, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.250%
2.354%(c)	06/19/28		2,776	2,755,992
Enterprise Development Authority,
Term B Loan, 1 Month LIBOR + 4.250%
5.000%(c)	02/28/28	^	400	400,937
Herschend Entertainment Co. LLC,
Initial Term Loan, 3 Month LIBOR + 5.750%
6.750%(c)	08/25/25	^	623	626,407
J&J Ventures Gaming LLC,
Term Loan
—%(p)	04/26/28	^	431	432,078
PCI Gaming Authority,
Term B Facility Loan, 3 Month LIBOR + 3.000%
2.604%(c)	05/29/26		1,027	1,021,790
Raptor Acquisition Corp.,
Term Loan
—%(p)	11/01/26		88	88,110
Stars Group Holdings BV (Canada),
Term Loan, 3 Month LIBOR + 3.500%
3.647%(c)	07/10/25		160	160,564
WMG Acquisition Corp., Delayed Draw Term Loan,
Tranche G Term Loan, 1 Month LIBOR + 2.125%
2.229%(c)	01/20/28		1,095	1,084,923

				8,516,258

Environmental Control — 0.0%
Robertshaw US Holding Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%
9.000%(c)	02/28/26		315	270,900

Food Service — 0.1%
Aramark Services, Inc.,
Term B-5 Loan, 1 Month LIBOR + 2.500%
2.604%(c)	04/06/28		1,609	1,599,091

Foods — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 1 Month LIBOR + 2.000%
2.104%(c)	05/01/26		533	531,856
Shearer’s Foods LLC,
Refinancing Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.250%(c)	09/23/27		114	114,239

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Foods (cont’d.)
Sovos Brands Intermediate, Inc.,
Term Loan
—%(p)	06/08/28		107	$107,370

				753,465

Healthcare-Services — 0.0%
Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
2.360%(c)	03/06/25		165	163,920

Insurance — 0.1%
Asurion LLC,
New B-8 Term Loan, 3 Month LIBOR + 3.250%
3.343%(c)	12/23/26		2,972	2,936,602
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	11/03/23		448	445,815
USI, Inc.,
Term Loan
—%(p)	12/02/26		522	517,020

				3,899,437

Internet — 0.1%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	11/30/27		140	140,207
Uber Technologies, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.250%
2.354%(c)	06/19/28		2,202	2,201,019

				2,341,226

Leisure Time — 0.0%
SRAM LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 2.750%
3.250%(c)	05/18/28		817	816,368

Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
2021 Term Loan (First Lien), 1 Month LIBOR + 4.750%
5.500%(c)	02/02/26		223	223,315
Initial Term Loan (2019) (First Lien), 1 Month LIBOR + 3.750%
3.854%(c)	02/02/26	^	572	557,822
Caesars Resort Collection LLC,
Term B-1 Loan, 1 Month LIBOR + 4.500%
4.604%(c)	07/21/25		253	253,720
Golden Nugget LLC,
Initial B Term Loan, 3 Month LIBOR + 2.500%
3.250%(c)	10/04/23		937	929,223
Hilton Grand Vacations Borrower LLC,
Term Loan
—%(p)	05/20/28		741	741,231

				2,705,311

Machinery-Diversified — 0.0%
Altra Industrial Motion Corp.,
Term Loan, 1 Month LIBOR + 2.000%
2.104%(c)	10/01/25		519	516,268

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Machinery-Diversified (cont’d.)
Columbus McKinnon Corp,
Term Loan
—%(p)	04/07/28	^	58	$57,855

				574,123

Media — 0.4%
Charter Communications Operating LLC,
Term A-4 Loan, 1 Month LIBOR + 1.250%
1.360%(c)	02/01/25		737	735,339
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.323%(c)	07/17/25		1,989	1,959,439
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.573%(c)	04/15/27		670	662,538
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.595%(c)	11/18/24		1,422	1,407,068
EW Scripps Co. (The),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	01/07/28		900	898,738
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.604%(c)	01/31/25		2,384	2,372,167
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
2.081%(c)	10/04/23		2,820	2,816,317
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.610%(c)	09/30/26		1,287	1,270,665
UPC Financing Partnership,
Facility AT, 1 Month LIBOR + 2.250%
2.323%(c)	04/30/28		1,581	1,560,345
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.573%(c)	01/31/28		2,010	1,991,785

				15,674,401

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.375%(c)	07/31/26		113	112,902
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.000%
2.092%(c)	01/24/27		183	181,298

				294,200

Mining — 0.0%
American Rock Salt Co. LLC,
Term Loan
—%(p)	06/11/28	^	137	137,171

Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.843%(c)	11/27/25		2,413	2,394,270
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24		2,494	2,491,072

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Pharmaceuticals (cont’d.)
Elanco Animal Health, Inc.,
Term Loan, 1 Month LIBOR + 1.750%
1.842%(c)	08/01/27		2,371	$2,335,881
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.088%(c)	11/15/27		2,067	2,045,151

				9,266,374

Pipelines — 0.1%
Buckeye Partners LP,
2021 Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
2.354%(c)	11/01/26		1,710	1,697,111
DT Midstream, Inc.,
Term Loan
—%(p)	06/10/28		1,792	1,793,733
ITT Holdings LLC,
Term Loan
—%(p)	07/30/28	^	223	222,443
PLH Group, Inc.,
Term Loan, 1 Month LIBOR + 6.000%
6.077%(c)	08/07/23	^	383	377,143

				4,090,430

Real Estate — 0.1%
RE/MAX LLC,
Term Loan, 3 Month LIBOR + 2.750%
3.500%(c)	12/15/23		719	718,451
—%(p)	06/24/28	^	720	718,200
Spectacle Gary Holdings LLC,
Term Loan, Closing Date Term Loan, 3 Month LIBOR + 9.000%
11.000%(c)	12/23/25		2,050	2,224,188
Term Loan, Delayed Draw Term Loan, 3 Month LIBOR + 9.000%
11.000%(c)	12/23/25		149	161,173

				3,822,012

Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
1.854%(c)	01/02/26	^	2,257	2,211,554
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.841%(c)	12/20/24		1,345	1,332,895

				3,544,449

Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.854%(c)	11/19/26		2,930	2,885,962
Beacon Roofing Supply, Inc.,
2028 Term Loan, 1 Month LIBOR + 2.500%
2.604%(c)	05/19/28		2,462	2,447,692
Foundation Building Materials, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
3.750%(c)	01/31/28		115	114,031
Jo-Ann Stores LLC,
Term Loan
—%(p)	06/30/28		180	179,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Retail (cont’d.)
LBM Acquisition LLC,
First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR + 3.750%
2.750%(c)	12/17/27		39	$38,385
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.500%(c)	12/17/27		174	172,301
Term Loan
—%(p)	12/18/27		649	642,991
—%(p)	12/18/27		324	321,496
Michaels Cos. Inc,
Term B Loan, 3 Month LIBOR + 4.250%
5.000%(c)	04/15/28		125	125,443
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	12/28/27		139	138,073
SRS Distribution, Inc.,
Term Loan
—%(p)	06/02/28		599	598,158
White Cap Buyer LLC,
Initial Closing Date Term Loan, 3 Month LIBOR + 4.000%
4.500%(c)	10/19/27		934	935,181
Woof Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
4.500%(c)	12/21/27		216	216,187

				8,815,000

Semiconductors — 0.1%
ON Semiconductor Corp.,
2019 Replacement Term B-4, 1 Month LIBOR + 2.000%
2.104%(c)	09/19/26		3,199	3,187,495

Software — 0.1%
athenahealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.410%(c)	02/11/26		96	96,089
Interface Security Systems LLC,
Term Loan
—%(p)	08/07/23	^	834	825,381
Playtika Ltd.,
Term B-1 Loan, 1 Month LIBOR + 2.750%
2.854%(c)	03/13/28		721	717,669
SS&C Technologies, Inc.,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.854%(c)	04/16/25		2,197	2,171,543

				3,810,682

Telecommunications — 0.1%
Connect Finco SARL (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	12/11/26		999	999,780
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/13/22		412	415,652
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23		205	207,477
Tranche B-4 Term Loan, PRIME + 5.500%
8.750%(c)	01/02/24		232	235,976

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications (cont’d.)
Telenet Financing USD LLC (Belgium),
Term Loan AR Facility, 1 Month LIBOR + 2.000%
2.073%(c)	04/30/28	1,617	$1,593,607

			3,452,492

Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.147%(c)	12/30/26	620	615,887
XPO Logistics, Inc.,
Refinancing Term Loan (2018), 3 Month LIBOR + 1.750%
1.881%(c)	02/24/25	1,012	1,006,514

			1,622,401

TOTAL BANK LOANS (cost $114,823,788)			114,740,731

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class C, 144A
4.280%(cc)	08/10/35	150	161,780
Series 2015-1211, Class E, 144A
4.280%(cc)	08/10/35	150	153,178
245 Park Avenue Trust,
Series 2017-245P, Class E, 144A
3.779%(cc)	06/05/37	826	804,448
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	30,662
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E, 144A, 1 Month LIBOR + 2.119% (Cap N/A, Floor 2.119%)
2.192%(c)	09/15/34	1,020	1,007,187
AOA Mortgage Trust,
Series 2015-1177, Class C, 144A
3.110%(cc)	12/13/29	250	249,934
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.023%(c)	12/15/36	900	893,207
Series 2017-ATRM, Class E, 144A, 1 Month LIBOR + 3.050% (Cap N/A, Floor 3.050%)
3.123%(c)	12/15/36	163	155,439
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class F, 144A
3.716%(cc)	04/14/33	400	410,089
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.473%(c)	11/15/33	350	340,924
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.573%(c)	11/15/32	190	176,702
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	11/15/32	380	357,130
Series 2018-DSNY, Class C, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.423%(c)	09/15/34	100	99,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-DSNY, Class D, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.773%(c)	09/15/34	480	$478,201
Banc of America Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO
0.778%(cc)	02/15/50	3,040	98,864
Series 2017-BNK03, Class XD, IO, 144A
1.435%(cc)	02/15/50	1,000	61,220
BANK,
Series 2019-BN20, Class XA, IO
0.960%(cc)	09/15/62	1,747	101,702
Series 2019-BN20, Class XB, IO
0.462%(cc)	09/15/62	5,941	169,314
Series 2019-BN22, Class A4
2.978%	11/15/62	3,105	3,350,270
Series 2019-BN24, Class A3
2.960%	11/15/62	1,485	1,598,484
Series 2020-BN28, Class D, 144A
2.500%	03/15/63	70	63,588
Barclays Commercial Mortgage Securities Trust,
Series 2015-SRCH, Class A1, 144A
3.312%	08/10/35	623	661,407
Series 2015-SRCH, Class XA, IO, 144A
1.108%(cc)	08/10/35	4,525	199,111
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.795%(c)	03/15/37	160	159,003
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.233%(c)	11/15/34	165	160,055
Series 2019-C03, Class XA, IO
1.502%(cc)	05/15/52	1,574	138,668
Bayview Commercial Asset Trust,
Series 2005-03A, Class A1, 144A, 1 Month LIBOR + 0.480%
0.572%(c)	11/25/35	242	229,396
Series 2005-04A, Class A1, 144A, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.542%(c)	01/25/36	541	518,372
Series 2005-04A, Class M1, 144A, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.000%)
0.767%(c)	01/25/36	37	36,126
Series 2006-02A, Class A2, 144A, 1 Month LIBOR + 0.420%
0.512%(c)	07/25/36	95	91,072
Series 2006-03A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.342%(c)	10/25/36	80	76,531
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-T26, Class AM
5.513%(cc)	01/12/45	128	126,861
Benchmark Mortgage Trust,
Series 2019-B09, Class XA, IO
1.208%(cc)	03/15/52	2,232	149,774
Series 2019-B10, Class 3CCA, 144A
4.029%(cc)	03/15/62	592	636,154
Series 2019-B13, Class XA, IO
1.263%(cc)	08/15/57	8,714	628,124

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-B20, Class XA, IO
1.740%(cc)	10/15/53	2,694	$292,092
Series 2020-B21, Class XA, IO
1.570%(cc)	12/17/53	1,539	167,222
Series 2021-B23, Class XA, IO
1.386%(cc)	02/15/54	3,496	331,898
BFLD Trust,
Series 2020-EYP, Class E, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.773%(c)	10/15/35	660	665,825
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.323%(c)	07/15/35	630	630,385
BWAY Mortgage Trust,
Series 2013-1515, Class A2, 144A
3.454%	03/10/33	176	188,381
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E, 144A, 1 Month LIBOR + 1.951% (Cap N/A, Floor 1.978%)
2.024%(c)	03/15/37	130	130,160
Series 2018-BIOA, Class F, 144A, 1 Month LIBOR + 2.471% (Cap N/A, Floor 2.498%)
2.544%(c)	03/15/37	560	559,818
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.123%(c)	11/15/35	266	266,085
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.373%(c)	10/15/36	2,897	2,897,762
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.723%(c)	10/15/36	2,999	3,001,995
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	12/15/36	2,786	2,786,270
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.573%(c)	12/15/36	243	242,476
Series 2020-FOX, Class E, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.673%(c)	11/15/32	855	858,446
Series 2020-VIV02, Class C, 144A
3.660%(cc)	03/09/44	200	211,583
Series 2020-VIV03, Class B, 144A
3.662%(cc)	03/09/44	20	21,719
Series 2020-VIV04, Class A, 144A
2.843%	03/09/44	600	630,241
Series 2020-VKNG, Class F, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.823%(c)	10/15/37	530	531,073
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	252	271,470
Series 2019-OC11, Class D, 144A
4.075%(cc)	12/09/41	1,189	1,272,135

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,714	$1,792,574
Series 2021-MFM01, Class E, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.323%(c)	01/15/34	190	189,943
Series 2021-MFM01, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.073%(c)	01/15/34	290	291,804
BXP Trust,
Series 2017-CC, Class D, 144A
3.670%(cc)	08/13/37	150	158,098
Series 2017-CC, Class E, 144A
3.670%(cc)	08/13/37	290	297,126
Series 2017-GM, Class D, 144A
3.539%(cc)	06/13/39	600	632,376
Series 2017-GM, Class E, 144A
3.539%(cc)	06/13/39	260	266,110
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	190	209,991
Series 2017-CD06, Class C
4.408%(cc)	11/13/50	150	161,375
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.859%(cc)	01/10/48	1,390	96,637
Series 2016-C04, Class XB, IO
0.867%(cc)	05/10/58	1,440	47,618
Series 2018-TAN, Class B, 144A
4.690%	02/15/33	260	269,259
CFK Trust,
Series 2019-FAX, Class D, 144A
4.791%(cc)	01/15/39	463	517,458
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.573%(c)	06/15/34	1,154	1,150,684
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class C, 144A
3.635%(cc)	05/10/35	180	184,530
Series 2016-GC37, Class C
5.085%(cc)	04/10/49	160	169,298
Series 2016-P03, Class D, 144A
2.804%(cc)	04/15/49	11	8,218
Series 2019-C07, Class A4
3.102%	12/15/72	3,470	3,773,180
Series 2019-GC43, Class A4
3.038%	11/10/52	3,835	4,146,542
Series 2019-PRM, Class D, 144A
4.350%	05/10/36	140	145,227
Series 2019-PRM, Class E, 144A
4.888%(cc)	05/10/36	759	780,370
Series 2019-PRM, Class F, 144A
4.888%(cc)	05/10/36	600	604,526
Series 2019-SMRT, Class D, 144A
4.903%(cc)	01/10/36	1,460	1,553,446
Series 2020-420K, Class E, 144A
3.422%(cc)	11/10/42	200	191,087

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-420K, Class X, IO, 144A
0.912%(cc)	11/10/42	5,170	$335,396
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
2.838%(c)	11/15/37	1,071	1,076,162
Series 2020-ICE05, Class F, 144A, 1 Month LIBOR + 3.492% (Cap N/A, Floor 3.333%)
3.565%(c)	11/15/37	491	496,732
Commercial Mortgage Pass-Through Certificates,
Series 2012-LTRT, Class A2, 144A
3.400%	10/05/30	1,350	1,346,825
Commercial Mortgage Trust,
Series 2014-CR15, Class C
4.865%(cc)	02/10/47	422	453,972
Series 2014-CR18, Class A4
3.550%	07/15/47	85	89,483
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	50,000	169,820
Series 2015-CR25, Class XA, IO
0.975%(cc)	08/10/48	618	17,975
Series 2015-LC19, Class D, 144A
2.867%	02/10/48	81	78,695
Series 2015-LC21, Class C
4.479%(cc)	07/10/48	1,000	1,050,624
Series 2016-667M, Class D, 144A
3.285%(cc)	10/10/36	170	164,672
Series 2018-HCLV, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.473%(c)	09/15/33	3,500	3,478,162
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.223%(c)	05/15/36	350	350,659
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,235	2,407,916
Series 2017-PFHP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.023%(c)	12/15/30	170	169,005
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	164,681
Series 2020-FACT, Class E, 144A, 1 Month LIBOR + 4.862% (Cap N/A, Floor 4.862%)
4.935%(c)	10/15/37	510	518,389
Series 2020-NET, Class D, 144A
3.828%(cc)	08/15/37	410	430,475
Series 2020-NET, Class E, 144A
3.828%(cc)	08/15/37	410	412,365
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	80,119
Series 2019-C15, Class D, 144A
3.000%	03/15/52	25	22,020
Series 2019-C16, Class C
4.237%(cc)	06/15/52	470	491,008

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-C16, Class XA, IO
1.722%(cc)	06/15/52	4,873	$487,099
Series 2019-C17, Class C
3.934%	09/15/52	477	508,155
Series 2019-C17, Class D, 144A
2.500%	09/15/52	122	109,260
Series 2019-C17, Class XA, IO
1.506%(cc)	09/15/52	3,998	347,266
Series 2019-C17, Class XB, IO
0.701%(cc)	09/15/52	2,850	111,209
DBGS Mortgage Trust,
Series 2019-1735, Class X, IO, 144A
0.431%(cc)	04/10/37	4,470	100,906
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	532,801
Series 2017-BRBK, Class E, 144A
3.648%(cc)	10/10/34	670	688,686
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	183,040
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.155%(c)	07/15/38	1,165	1,168,302
Series 2021-ESH, Class D, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.325%(c)	07/15/38	260	261,250
FHLMC Multifamily Mortgage Trust,
Series 2018-K80, Class B, 144A
4.373%(cc)	08/25/50	1,010	1,147,025
Series 2019-KW08, Class X2A, IO, 144A
0.100%	01/25/29	17,375	98,284
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0028, Class X1, IO
0.360%(cc)	02/25/23	25,811	89,501
Series K0031, Class X1, IO
0.309%(cc)	04/25/23	13,147	45,949
Series K0033, Class X1, IO
0.405%(cc)	07/25/23	9,853	50,508
Series K0035, Class X1, IO
0.474%(cc)	08/25/23	12,016	78,041
Series K0036, Class X1, IO
0.855%(cc)	10/25/23	6,400	93,707
Series K0038, Class X1, IO
1.262%(cc)	03/25/24	3,923	98,700
Series K0040, Class X1, IO
0.844%(cc)	09/25/24	9,616	190,798
Series K0052, Class X1, IO
0.783%(cc)	11/25/25	4,316	109,880
Series K0053, Class X1, IO
1.020%(cc)	12/25/25	1,923	66,881
Series K0054, Class X1, IO
1.304%(cc)	01/25/26	3,266	152,831
Series K0055, Class X1, IO
1.493%(cc)	03/25/26	1,457	81,157

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K0057, Class X1, IO
1.309%(cc)	07/25/26	1,874	$95,190
Series K0058, Class X1, IO
1.051%(cc)	08/25/26	1,882	79,230
Series K0059, Class X1, IO
0.429%(cc)	09/25/26	5,603	80,153
Series K0060, Class X1, IO
0.192%(cc)	10/25/26	20,385	95,284
Series K0103, Class X1, IO
0.756%(cc)	11/25/29	2,642	129,002
Series K0110, Class X1, IO
1.815%(cc)	04/25/30	499	63,775
Series K0121, Class X1, IO
1.124%(cc)	11/25/53	1,599	130,374
Series K0122, Class X1, IO
0.974%(cc)	11/25/30	1,449	103,616
Series K0152, Class X1, IO
1.101%(cc)	01/25/31	2,911	211,279
Series K1513, Class X1, IO
0.993%(cc)	08/25/34	1,447	122,571
Series K1514, Class X1, IO
0.702%(cc)	10/25/34	5,805	362,846
Series KW02, Class X1, IO
0.425%(cc)	12/25/26	7,035	68,399
Series KW09, Class X1, IO
0.939%(cc)	05/25/29	4,206	221,041
FRESB Mortgage Trust,
Series 2018-SB53, Class A10F
3.660%(cc)	06/25/28	211	228,687
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.873%(c)	02/15/38	210	210,250
Series 2021-GCT, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.423%(c)	02/15/38	100	100,063
Government National Mortgage Assoc.,
Series 2011-038, Class IO
0.302%(cc)	04/16/53	2,397	26,790
Series 2012-023, Class IO
0.174%(cc)	06/16/53	345	2,044
Series 2013-030, Class IO
0.611%(cc)	09/16/53	1,147	21,631
Series 2013-063, Class IO
0.757%(cc)	09/16/51	9,979	283,987
Series 2013-078, Class IO
0.469%(cc)	10/16/54	1,281	25,482
Series 2013-191, Class IO
0.644%(cc)	11/16/53	524	9,969
Series 2015-037, Class IO
0.669%(cc)	10/16/56	185	7,022
Series 2015-146, Class IB, IO
0.749%(cc)	07/16/55	3,554	102,261
Series 2015-146, Class IC, IO
0.749%(cc)	07/16/55	16,325	438,452
Series 2015-189, Class IG, IO
0.856%(cc)	01/16/57	11,340	463,093

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-026, Class IO
0.762%(cc)	02/16/58	1,798	$73,476
Series 2016-036, Class IO
0.734%(cc)	08/16/57	257	10,548
Series 2016-096, Class IO
0.842%(cc)	12/16/57	618	31,387
Series 2016-113, Class IO
1.087%(cc)	02/16/58	787	49,745
Series 2016-125, Class IO
0.882%(cc)	12/16/57	1,311	67,499
Grace Trust,
Series 2020-GRCE, Class E, 144A
2.769%(cc)	12/10/40	420	401,453
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	535,778
Series 2012-TMSQ, Class D, 144A
3.573%(cc)	12/10/30	170	159,495
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX, Class A, 144A
2.856%	05/10/34	390	388,775
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.273%(c)	06/15/38	320	320,595
Series 2019-SOHO, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.973%(c)	06/15/36	510	509,990
Series 2019-SOHO, Class E, 144A, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
1.948%(c)	06/15/36	274	269,179
Series 2020-TWN03, Class B, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.573%(c)	11/15/37	110	110,732
GS Mortgage Securities Trust,
Series 2011-GC05, Class C, 144A
5.428%(cc)	08/10/44	2,025	1,681,035
Series 2015-590M, Class E, 144A
3.932%(cc)	10/10/35	230	229,841
Series 2015-GC32, Class C
4.569%(cc)	07/10/48	60	64,276
Series 2015-GS01, Class A3
3.734%	11/10/48	110	120,919
Series 2017-GS07, Class E, 144A
3.000%	08/10/50	40	35,829
Series 2019-GSA01, Class C
3.932%(cc)	11/10/52	80	84,961
Series 2020-GC45, Class A5
2.911%	02/13/53	1,580	1,693,782
Series 2020-GSA02, Class XA, IO, 144A
1.853%(cc)	12/12/53	4,270	548,409
GSCG Trust,
Series 2019-600C, Class F, 144A
4.118%(cc)	09/06/34	420	411,266
HMH Trust,
Series 2017-NSS, Class A, 144A
3.062%	07/05/31	700	700,127

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class E, 144A
3.558%(cc)	07/10/39	345	$356,068
Series 2019-55HY, Class F, 144A
3.041%(cc)	12/10/41	640	613,091
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	339,438
Independence Plaza Trust,
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	170	178,752
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class D1, 144A
4.265%(cc)	12/15/48	170	167,968
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class B
4.050%	09/15/50	70	76,626
Series 2019-COR05, Class C
3.750%	06/13/52	158	164,788
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class XC, IO, 144A
0.750%(cc)	12/15/49	1,800	61,114
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	175	182,847
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FL, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.382%(c)	06/15/45	53	52,600
Series 2018-WPT, Class DFX, 144A
5.350%	07/05/33	60	63,120
Series 2019-MFP, Class E, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.233%(c)	07/15/36	390	384,949
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.073%(c)	07/15/36	500	494,295
Series 2019-OSB, Class E, 144A
3.909%(cc)	06/05/39	224	224,326
Series 2020-609M, Class D, 144A, 1 Month LIBOR + 2.770% (Cap N/A, Floor 2.770%)
2.843%(c)	10/15/33	150	150,516
Series 2020-MKST, Class E, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.323%(c)	12/15/36	183	176,882
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.123%(c)	12/15/37	380	379,279
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.873%(c)	05/15/36	1,808	1,808,552
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-01A, Class 1A, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.342%(c)	03/25/37	127	123,015

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class AS, 144A
3.367%(cc)	04/20/48	60	$61,836
Series 2017-05, Class X, IO, 144A
1.139%(cc)	03/10/50	805	22,486
Manhattan West Mortgage Trust,
Series 2020-01MW, Class D, 144A
2.413%(cc)	09/10/39	145	143,864
MFT Trust,
Series 2020-ABC, Class C, 144A
3.593%(cc)	02/10/42	905	901,804
Series 2020-ABC, Class D, 144A
3.593%(cc)	02/10/42	650	629,080
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11, Class A4
4.296%(cc)	08/15/46	140	146,534
Series 2014-C19, Class XF, IO, 144A
1.341%(cc)	12/15/47	1,070	39,723
Series 2015-C25, Class B
4.677%(cc)	10/15/48	340	376,117
Series 2015-C26, Class D, 144A
3.060%	10/15/48	95	92,806
Series 2015-C26, Class XD, IO, 144A
1.483%(cc)	10/15/48	1,180	61,579
Morgan Stanley Capital I Trust,
Series 2007-T27, Class AJ
6.215%(cc)	06/11/42	228	234,315
Series 2014-150E, Class D, 144A
4.438%(cc)	09/09/32	347	355,519
Series 2015-MS01, Class C
4.166%(cc)	05/15/48	230	222,849
Series 2017-CLS, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.023%(c)	11/15/34	50	50,016
Series 2017-CLS, Class F, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.673%(c)	11/15/34	1,155	1,154,137
Series 2017-H01, Class C
4.281%(cc)	06/15/50	50	53,195
Series 2017-H01, Class D, 144A
2.546%	06/15/50	890	750,172
Series 2017-H01, Class XD, IO, 144A
2.323%(cc)	06/15/50	700	75,445
Series 2018-H03, Class A5
4.177%	07/15/51	27	31,188
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.973%(c)	07/15/35	160	160,097
Series 2019-H06, Class XB, IO
0.870%(cc)	06/15/52	3,740	202,874
Series 2019-L02, Class A4
4.071%	03/15/52	252	289,231
Series 2019-L02, Class XA, IO
1.190%(cc)	03/15/52	5,109	333,019
Series 2019-NUGS, Class E, 144A, 1 Month LIBOR + 2.244% (Cap N/A, Floor 3.744%)
3.744%(c)	12/15/36	152	152,601

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.023%(c)	06/15/35	120	$118,641
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	347,243
Series 2020-AGC, Class A, 144A, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.950%)
2.950%(c)	08/18/25	2,280	2,292,376
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, IO, 144A
0.511%(cc)	05/10/39	7,700	163,671
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.218%(cc)	02/10/32	12,180	12,791
Series 2017-01MKT, Class XNCP, IO, 144A
0.000%(cc)	02/10/32	2,436	2
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.823%(c)	01/15/26	100	101,123
PFP Ltd. (Cayman Islands),
Series 2019-05, Class A, 144A, 1 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.045%(c)	04/14/36	91	91,107
Series 2019-05, Class AS, 144A, 1 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
1.495%(c)	04/14/36	150	149,772
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2015-04A, Class C, 144A
4.000%	08/24/49	270	260,550
UBS Commercial Mortgage Trust,
Series 2019-C17, Class XA, IO
1.625%(cc)	10/15/52	4,746	455,005
Series 2019-C18, Class XA, IO
1.170%(cc)	12/15/52	4,998	327,689
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	3,705	3,819,343
Series 2013-C06, Class A4
3.244%	04/10/46	2,320	2,401,482
US,
Series 2018-USDC, Class E, 144A
4.642%(cc)	05/13/38	190	163,623
Velocity Commercial Capital Loan Trust,
Series 2016-02, Class M3
5.498%(cc)	10/25/46	82	82,117
Series 2016-02, Class M4
7.226%(cc)	10/25/46	100	101,494
Series 2017-02, Class M3, 144A
4.240%(cc)	11/25/47	104	105,347
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	52	52,312
Series 2020-01, Class M1, 144A
2.800%(cc)	02/25/50	137	139,030
Series 2020-01, Class M2, 144A
2.980%(cc)	02/25/50	129	131,194

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class D, 144A
3.241%	12/15/48		106	$90,955
Series 2016-NXS05, Class D
5.151%(cc)	01/15/59		236	253,677
Series 2017-C39, Class D, 144A
4.493%(cc)	09/15/50		377	356,068
Series 2017-C41, Class B
4.188%(cc)	11/15/50		200	215,590
Series 2017-C41, Class D, 144A
2.600%(cc)	11/15/50		1,266	1,032,273
Series 2017-HSDB, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.923%(c)	12/13/31		287	282,888
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36		150	166,874
Series 2019-C50, Class XA, IO
1.581%(cc)	05/15/52		3,497	302,177
Series 2019-C52, Class C
3.561%	08/15/52		65	67,831
Series 2020-C58, Class XA, IO
2.011%(cc)	07/15/53		1,993	274,262
Series 2020-SDAL, Class D, 144A, 1 Month LIBOR + 2.090% (Cap N/A, Floor 2.090%)
2.163%(c)	02/15/37		200	193,978
Series 2020-SDAL, Class E, 144A, 1 Month LIBOR + 2.740% (Cap N/A, Floor 2.740%)
2.813%(c)	02/15/37		180	170,968
WFRBS Commercial Mortgage Trust,
Series 2011-C04, Class D, 144A
5.266%(cc)	06/15/44		1,350	1,209,805
Series 2014-C20, Class AS
4.176%	05/15/47		1,010	1,080,372

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $110,422,616)				110,507,692

CONVERTIBLE BONDS — 0.0%
Airlines — 0.0%
GOL Equity Finance SA (Brazil),
Gtd. Notes, 144A
3.750%	07/15/24		174	157,464

Oil & Gas — 0.0%
SM Energy Co.,
Sr. Unsec’d. Notes
1.500%	07/01/21		603	593,487

Oil & Gas Services — 0.0%
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25	^	404	448,131

TOTAL CONVERTIBLE BONDS (cost $971,309)				1,199,082

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 38.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.400%	03/01/31		245	$245,731
Lamar Media Corp.,
Gtd. Notes
3.750%	02/15/28		34	34,587
4.000%	02/15/30		920	933,121
Gtd. Notes, 144A
3.625%	01/15/31	(a)	960	938,791
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
4.625%	03/15/30		22	22,302
5.000%	08/15/27		275	284,945
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29	(a)	2,050	2,061,111

				4,520,588

Aerospace & Defense — 1.2%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.850%	12/15/25		1,330	1,467,485
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30		2,213	2,404,712
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		4,005	4,015,292
2.250%	06/15/26		1,306	1,333,377
5.705%	05/01/40	(a)	3,290	4,244,947
5.805%	05/01/50		4,149	5,598,189
5.930%	05/01/60		775	1,068,988
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		3,040	3,214,068
5.400%	02/01/27		106	112,874
Gtd. Notes, 144A
6.950%	01/17/28		200	228,962
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23		149	159,229
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30		1,889	2,136,958
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
1.800%	01/15/31		1,487	1,445,318
3.850%	12/15/26		783	879,092
4.400%	06/15/28		178	206,702
4.400%	06/15/28		1,795	2,083,501
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.600%	03/01/35		1,058	1,213,898
3.800%	03/01/45		448	522,403
4.070%	12/15/42		285	345,958
4.090%	09/15/52		347	433,705

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28			2,097	$2,288,612
4.030%	10/15/47			350	415,735
5.250%	05/01/50			1,070	1,504,608
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.150%	05/18/30		EUR	605	802,327
2.250%	07/01/30			359	365,020
3.150%	12/15/24			410	439,778
3.500%	03/15/27			633	698,505
4.125%	11/16/28			2,193	2,525,844
4.200%	12/15/44			229	258,560
7.000%	11/01/28			1,310	1,725,938
7.200%	08/15/27			371	485,675
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			1,713	1,806,886
8.000%	12/15/25			678	732,433

					47,165,579

Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
2.200%	06/15/27		EUR	491	629,004
2.350%	05/06/25	(a)		675	706,050
2.450%	02/04/32			1,526	1,474,962
3.125%	06/15/31		EUR	1,430	1,952,922
3.400%	05/06/30	(a)		749	793,610
3.400%	02/04/41			283	269,476
4.800%	02/14/29			247	286,434
5.800%	02/14/39			1,364	1,681,654
6.200%	02/14/59			90	116,657
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	(a)		1,523	1,500,111
2.789%	09/06/24			6,320	6,645,283
3.215%	09/06/26			1,757	1,864,228
4.906%	04/02/30			1,382	1,588,280
Darling Ingredients, Inc.,
Gtd. Notes, 144A
5.250%	04/15/27			103	108,102
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.450%	08/01/39		EUR	1,265	1,457,668
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.850%	08/15/45			838	1,027,583

					22,102,024

Airlines — 0.7%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31			332	336,115
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27			4	3,682

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines (cont’d.)
Allegiant Travel Co.,
Sr. Sec’d. Notes, 144A
8.500%	02/05/24		600	$653,182
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		163	168,936
American Airlines 2015-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.400%	03/22/25		905	885,679
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		157	160,006
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25		554	544,060
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		290	295,277
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	(a)	1,059	1,075,605
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30		224	230,504
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.950%	08/15/26		195	191,790
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33		780	803,663
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29		507	483,924
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		1,385	1,470,371
5.750%	04/20/29		1,585	1,714,054
Avianca Holdings SA (Colombia),
Sr. Sec’d. Notes, Cash coupon 10.500% or PIK 12.000%
12.147%	11/10/21		87	87,210
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
7.250%	06/15/26		200	196,067
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Sr. Sec’d. Notes, 144A
4.250%	05/15/34		156	168,386
British Airways 2020-1 Class B Pass-Through Trust (United Kingdom),
Sec’d. Notes, 144A
8.375%	11/15/28		111	128,451
Delta Air Lines 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.204%	10/25/25		1,765	1,865,979
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		2,460	2,737,660

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines (cont’d.)
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25		383	$368,646
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		2,700	3,179,430
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		392	365,643
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27		201	211,760
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23		9	9,269
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24		66	67,622
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29		110	116,123
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		95	99,639
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		287	292,815
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27		35	34,823
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31		177	184,798
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33		437	436,678
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	(a)	659	651,124
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29		3,485	3,876,469
United Airlines 2020-1 Class B Pass Through Trust,
Pass-Through Certificates
4.875%	07/15/27		1,281	1,358,409
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		645	667,726
4.625%	04/15/29		965	999,542

				27,121,117

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24		337	358,185
4.875%	05/15/26	(a)	628	678,355
5.375%	05/15/25	(a)	640	677,356

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Apparel (cont’d.)
Under Armour, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/26		26	$26,959
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		132	138,831

				1,879,686

Auto Manufacturers — 1.2%
BMW U.S. Capital LLC (Germany),
Gtd. Notes, 144A
2.550%	04/01/31	(a)	1,047	1,094,224
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23	(a)	7,490	7,641,883
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		4,285	5,173,773
6.125%	10/01/25		787	931,643
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22		869	880,967
3.700%	05/09/23		711	746,667
4.000%	01/15/25		659	717,993
4.000%	10/06/26		192	212,087
4.350%	04/09/25		653	722,089
Sr. Unsec’d. Notes
2.700%	06/10/31		202	203,389
2.750%	06/20/25		1,077	1,134,176
3.550%	07/08/22		2,493	2,572,076
5.100%	01/17/24		743	818,304
5.200%	03/20/23		1,278	1,376,047
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23		209	214,314
2.650%	02/10/25		2,505	2,614,450
3.000%	02/10/27		1,800	1,905,499
3.950%	02/01/22		350	356,635
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22		1,140	1,168,553
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	03/09/28		128	129,329
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23		1,475	1,538,439
3.522%	09/17/25	(a)	4,035	4,306,469
4.810%	09/17/30	(a)	3,802	4,287,191
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.358%	07/02/24		2,255	2,371,724
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	01/10/31		243	237,899
1.800%	02/13/25		3,055	3,151,355
2.150%	02/13/30		789	809,795

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26			1,745	$1,887,867

					49,204,837

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)		142	146,877
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30			1,240	1,275,275
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.625%	04/30/33			4,175	4,402,255
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49	(a)		2,910	3,669,039
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30	(a)		448	458,811

					9,952,257

Banks — 7.7%
Arab National Bank (Saudi Arabia),
Sub. Notes
3.326%(ff)	10/28/30			200	206,316
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	(d)	EUR	100	16,601
Banco Industrial SA (Guatemala),
Sub. Notes, 144A
4.875%(ff)	01/29/31			220	229,567
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%(ff)	07/06/22	(oo)		200	207,121
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25			1,640	1,711,998
3.875%	09/20/22			2,785	2,899,261
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26			3,200	3,236,786
2.706%	06/27/24			200	210,525
2.958%	03/25/31			600	618,487
3.306%	06/27/29			1,200	1,303,370
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22			380	392,035
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24			4,205	4,550,833
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28	(oo)		1,190	1,358,806
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25	(a)		5,580	5,597,518

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
1.734%(ff)	07/22/27		3,900	$3,932,219
2.592%(ff)	04/29/31		766	788,528
3.004%(ff)	12/20/23		289	299,545
3.311%(ff)	04/22/42		449	474,879
3.366%(ff)	01/23/26		232	250,052
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		1,413	1,554,276
Sr. Unsec’d. Notes, MTN
0.810%(ff)	10/24/24		2,074	2,080,962
1.197%(ff)	10/24/26		2,985	2,960,681
2.456%(ff)	10/22/25		6,267	6,557,996
2.676%(ff)	06/19/41		1,797	1,748,489
3.194%(ff)	07/23/30		1,200	1,291,882
3.550%(ff)	03/05/24		553	580,948
3.559%(ff)	04/23/27		4,980	5,452,326
3.705%(ff)	04/24/28		1,084	1,198,659
3.824%(ff)	01/20/28		3,492	3,878,300
3.970%(ff)	03/05/29		1,596	1,799,285
3.974%(ff)	02/07/30		181	205,231
4.271%(ff)	07/23/29		2,594	2,981,128
Sub. Notes, MTN
4.000%	01/22/25		450	493,604
Sub. Notes, Series L, MTN
3.950%	04/21/25		2,354	2,584,862
Bank of East Asia Ltd. (The) (Hong Kong),
Sub. Notes, EMTN
4.000%(ff)	05/29/30		250	262,781
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, 3 Month LIBOR + 3.420%
3.555%(c)	09/20/21	(oo)	125	125,564
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26	(oo)	1,415	1,560,704
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.667%(ff)	03/10/32		768	773,202
3.200%	08/10/21		1,280	1,283,934
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		2,015	2,361,108
Sub. Notes
3.811%(ff)	03/10/42	(a)	4,200	4,432,294
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
1.875%	09/18/25		1,195	1,209,292
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		2,775	2,740,601
2.819%(ff)	11/19/25		7,023	7,387,366
3.375%	01/09/25		540	580,081
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		614	646,870
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.700%	10/01/29		1,518	1,585,725
Burgan Bank SAK (Kuwait),
Jr. Sub. Notes
5.749%(ff)	07/09/24	(oo)	200	202,092

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.850%	02/25/30		200	$204,259
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)	1,433	1,472,681
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)	1,064	1,099,701
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25		1,480	1,483,685
1.462%(ff)	06/09/27		528	525,729
2.572%(ff)	06/03/31		977	1,004,050
2.976%(ff)	11/05/30		3,855	4,089,091
3.668%(ff)	07/24/28		3,166	3,496,747
4.075%(ff)	04/23/29		1,553	1,762,891
4.412%(ff)	03/31/31		4,820	5,635,059
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
3.250%	04/30/30		470	509,127
Credit Agricole SA (France),
Sub. Notes, 144A
2.811%	01/11/41		2,455	2,325,575
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.100%	11/12/21		1,280	1,288,758
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	(a)	903	980,647
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23		253	261,217
3.091%(ff)	05/14/32		385	396,690
3.574%	01/09/23		287	291,518
4.207%(ff)	06/12/24		535	569,720
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22		493	512,643
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes
5.375%	01/12/24		200	221,843
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	(a)	426	427,935
3.244%(ff)	12/20/25		410	436,377
5.000%	01/12/22	(a)	1,156	1,182,208
5.375%	01/12/24		1,705	1,891,208
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
0.898%	05/28/24		1,770	1,762,978
1.447%(ff)	04/01/25		2,121	2,132,347
1.686%	03/19/26	(a)	5,161	5,206,608
2.129%(ff)	11/24/26		1,825	1,853,145
Sub. Notes
3.729%(ff)	01/14/32		1,685	1,716,023
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		563	614,338

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.150%	12/02/22	(a)	5,340	$5,478,188
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25	(oo)	321	346,618
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.326%(c)	05/15/26		977	1,001,426
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		2,276	2,269,311
3.272%(ff)	09/29/25		510	545,486
3.500%	01/23/25		3,853	4,165,359
3.500%	04/01/25		4,660	5,054,041
3.691%(ff)	06/05/28		1,756	1,939,343
3.750%	05/22/25		3,239	3,544,080
3.750%	02/25/26		658	727,938
3.850%	01/26/27		832	917,562
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24		2,070	2,248,472
Sub. Notes
6.750%	10/01/37		2,655	3,866,320
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A
4.375%	02/04/30		567	560,147
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31	(a)(oo)	1,160	1,203,621
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25		2,130	2,128,851
2.804%(ff)	05/24/32		764	784,243
3.973%(ff)	05/22/30		200	223,747
4.583%(ff)	06/19/29		1,457	1,684,076
4.950%	03/31/30		390	470,674
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24		3,005	3,173,674
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26		1,680	1,915,106
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%	06/01/32		710	729,089
Itau Unibanco Holding SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.900%	01/24/23		617	629,705
3.250%	01/24/25		617	633,953
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.005%(ff)	03/13/26		4,088	4,220,962
2.083%(ff)	04/22/26		729	753,855
2.182%(ff)	06/01/28		1,216	1,244,522
2.739%(ff)	10/15/30		3,505	3,675,071
2.950%	10/01/26		372	400,816
3.157%(ff)	04/22/42		1,191	1,240,118
3.220%(ff)	03/01/25		1,926	2,045,681
3.328%(ff)	04/22/52		187	199,571

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.540%(ff)	05/01/28		4,197	$4,608,816
3.702%(ff)	05/06/30		78	87,235
3.782%(ff)	02/01/28		2,598	2,883,176
3.897%(ff)	01/23/49		190	220,786
3.900%	07/15/25		387	427,976
3.960%(ff)	01/29/27		1,840	2,048,780
4.005%(ff)	04/23/29		77	87,216
4.032%(ff)	07/24/48		481	566,565
4.260%(ff)	02/22/48		1,346	1,637,065
4.350%	08/15/21		3,275	3,291,295
4.452%(ff)	12/05/29		514	600,799
4.500%	01/24/22		3,425	3,507,024
Sub. Notes
2.956%(ff)	05/13/31		1,815	1,907,548
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31		250	255,747
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.627%(ff)	05/11/27	(a)	1,149	1,150,616
3.100%	07/06/21		990	990,000
3.750%	01/11/27		215	237,275
4.375%	03/22/28		804	923,333
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.193%	02/25/25		2,860	2,976,669
2.665%	07/25/22		375	384,381
2.998%	02/22/22		140	142,487
3.455%	03/02/23		346	363,468
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.979%(ff)	09/08/31		893	873,114
2.201%(ff)	07/10/31		706	704,940
2.555%(ff)	09/13/25		2,437	2,550,595
2.839%(ff)	07/16/25		201	212,145
Morgan Stanley,
Sr. Unsec’d. Notes
0.731%(ff)	04/05/24		3,445	3,452,517
1.593%(ff)	05/04/27		2,400	2,416,537
3.217%(ff)	04/22/42		976	1,032,731
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		5,429	5,686,879
3.700%	10/23/24	(a)	5,225	5,697,057
3.772%(ff)	01/24/29		2,314	2,598,531
4.431%(ff)	01/23/30		1,642	1,925,523
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		2,735	3,030,366
6.250%	08/09/26	(a)	416	514,486
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24		1,300	1,413,329
NBK Tier 1 Financing Ltd. (Kuwait),
Gtd. Notes, 144A
3.625%(ff)	08/24/26	(oo)	428	430,422
Northern Trust Corp.,
Sr. Unsec’d. Notes
3.150%	05/03/29		381	419,212

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		759	$761,906
1.532%(ff)	08/21/26		1,090	1,092,024
2.875%	08/05/21		1,393	1,396,369
3.571%	01/10/23		2,792	2,836,582
Sub. Notes, 144A
5.625%	09/15/45		1,935	2,497,869
Shinhan Financial Group Co. Ltd. (South Korea),
Jr. Sub. Notes
2.875%(ff)	05/12/26	(oo)	200	198,991
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25		5,485	5,732,103
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		4,645	4,875,054
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.716%(c)	09/15/21	(oo)	184	184,524
Jr. Sub. Notes, Series H
5.625%(ff)	12/15/23	(a)(oo)	2,410	2,561,898
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25		2,765	2,796,812
2.348%	01/15/25		1,056	1,103,602
2.696%	07/16/24		5,733	6,059,619
3.040%	07/16/29		2,515	2,696,122
3.784%	03/09/26		391	435,194
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24		3,565	3,774,180
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31	(oo)	285	291,018
7.000%(ff)	01/31/24	(a)(oo)	1,520	1,676,727
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		2,735	2,723,307
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09	(d)	770	5,151
2.608%	11/06/09	(d)	980	6,556
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41		2,071	2,123,681
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		1,097	1,161,952
3.584%(ff)	05/22/28		828	911,616

				304,340,612

Beverages — 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.375%	06/29/28		200	200,631

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36			3,939	$4,831,078
4.900%	02/01/46			3,190	4,035,065
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	(a)		4,406	4,896,889
4.000%	04/13/28			685	779,913
4.350%	06/01/40	(a)		3,145	3,742,580
4.600%	06/01/60			2,490	3,064,222
4.750%	01/23/29			3,101	3,693,669
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.150%	05/15/38			1,055	1,303,914
5.300%	05/15/48			2,375	3,086,808
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27			197	205,463
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.000%	03/09/41		EUR	490	568,051
2.500%	06/01/40	(a)		389	385,892
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50			3,763	3,961,108
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	(a)		1,314	1,423,758

					36,179,041

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30			889	916,468
4.400%	05/01/45			1,391	1,686,803
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30			1,180	1,183,139
3.150%	05/01/50			560	550,677
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47			611	718,993
4.750%	03/01/46			1,405	1,781,546

					6,837,626

Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25			2,780	2,892,259
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	07/11/31			1,947	1,974,045
5.200%	09/17/30			391	429,136
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.125%	09/14/45			7	9,271

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)		1,620	$1,669,399
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28			134	142,587
5.750%	09/15/26			14	14,508
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29			57	64,425
4.200%	12/01/24			1,605	1,756,711
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28			42	43,947
5.000%	02/15/27			103	106,802
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29			210	222,524

					9,325,614

Chemicals — 0.8%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31			260	262,968
Braskem America Finance Co. (Brazil),
Gtd. Notes, 144A
7.125%	07/22/41	(a)		4,610	5,726,820
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
8.500%(ff)	01/23/81			217	253,284
Gtd. Notes, 144A
5.875%	01/31/50			322	353,362
8.500%(ff)	01/23/81			417	486,726
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
1.125%	03/15/32		EUR	575	697,293
2.100%	11/15/30	(a)		471	466,433
3.600%	11/15/50			785	846,279
4.550%	11/30/25			346	394,622
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25			1,749	1,988,360
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.800%	03/24/30	(a)		726	890,131
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28			200	202,008
LYB International Finance III LLC,
Gtd. Notes
4.200%	05/01/50			785	900,412
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.000%	05/18/25			340	381,131
5.875%	05/18/30			200	246,609
Gtd. Notes, EMTN
5.875%	05/18/30			200	246,609

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,450	$1,467,257
5.625%	04/25/24		3,745	4,126,650
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		415	417,750
5.875%	09/17/44		4,340	5,248,459
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.500%	03/18/31		310	327,205
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		923	935,905
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50	(a)	2,925	3,172,674
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		505	521,567
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		1,320	1,319,555

				31,880,069

Coal — 0.0%
SunCoke Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	06/30/29		1,125	1,124,872

Commercial Services — 0.4%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		235	244,054
Atento Luxco 1 SA (Brazil),
Sr. Sec’d. Notes, 144A
8.000%	02/10/26		200	218,109
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
3.908%	05/31/23		274	288,784
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25	(a)	620	653,296
3.300%	12/15/22		995	1,029,124
7.000%	07/01/37		395	558,263
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		910	1,367,347
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	(a)	620	614,792
3.200%	08/15/29		1,325	1,415,321
4.800%	04/01/26	(a)	1,296	1,486,013
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		260	274,166
Moody’s Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28		227	248,624

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25		103	$105,933
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25		439	450,789
2.650%	10/01/26		301	322,830
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		1,608	1,718,207
3.500%	03/16/23		1,395	1,463,473
4.000%	03/18/29		1,366	1,551,568
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25	(a)	860	934,837
9.250%	04/15/25		265	315,058
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	(a)	334	354,467
5.250%	01/15/30		32	35,058
5.500%	05/15/27		208	220,334
5.875%	09/15/26		208	215,827
Sec’d. Notes
3.875%	11/15/27		32	33,671

				16,119,945

Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
2.550%	08/20/60	(a)	1,328	1,238,435
3.850%	05/04/43		833	991,454
4.375%	05/13/45		174	221,805
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
4.900%	10/01/26		721	832,005
5.850%	07/15/25	(a)	598	701,838
8.350%	07/15/46		162	265,040
DXC Technology Co.,
Sr. Unsec’d. Notes
4.125%	04/15/25		625	686,846
HCL America, Inc. (India),
Gtd. Notes, 144A
1.375%	03/10/26		2,415	2,395,928
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		1,610	1,742,090
4.650%	10/01/24		3,375	3,751,458
6.200%	10/15/35	(a)	3,015	4,091,761
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	05/15/30	(a)	2,309	2,306,851
2.850%	05/15/40		344	347,809
3.300%	05/15/26		691	759,906
3.500%	05/15/29	(a)	392	438,853
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30		1,831	2,079,155

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28		310	$325,306
Seagate HDD Cayman,
Gtd. Notes, 144A
4.091%	06/01/29		372	381,721
4.125%	01/15/31		415	424,337

				23,982,598

Cosmetics/Personal Care — 0.1%
Natura Cosmeticos SA (Brazil),
Gtd. Notes, 144A
4.125%	05/03/28		2,010	2,058,819

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		174	178,238
Sr. Unsec’d. Notes, 144A
3.875%	11/15/29		2,660	2,642,743
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25	(a)	206	211,341
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	(a)	230	242,026
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	(a)	1,360	1,429,612

				4,703,960

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.450%	10/01/25		208	228,985
4.450%	04/03/26		600	659,093
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26		1,765	1,766,628
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	(a)	3,930	4,298,683
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
2.850%	01/26/28		3,580	3,601,032
Ally Financial, Inc.,
Sr. Unsec’d. Notes
3.050%	06/05/23		4,915	5,127,873
Alpha Holding SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
9.000%	02/10/25		418	78,432
American Express Co.,
Sr. Unsec’d. Notes
2.500%	07/30/24	(a)	3,330	3,509,507
Antares Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
3.950%	07/15/26		800	832,415

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
ASG Finance Designated Activity Co. (Cyprus),
Gtd. Notes, 144A
7.875%	12/03/24		694	$675,548
Avolon Holdings Funding Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	(a)	1,535	1,518,921
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.000%	09/11/29		300	308,262
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		2,980	3,003,271
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24		1,306	1,409,214
4.750%	07/15/21		224	224,364
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30	(a)(oo)	1,400	1,431,726
Sr. Unsec’d. Notes
3.200%	03/02/27		245	268,184
Coastal Emerald Ltd. (China),
Gtd. Notes
4.300%(ff)	08/01/24	(oo)	300	300,238
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26		239	270,511
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		1,528	1,835,232
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30		766	761,626
3.750%	09/21/28		404	454,812
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	08/15/29		200	193,494
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27	(a)	2,475	2,566,480
5.875%	10/25/24		347	375,139
6.500%	06/15/22		195	203,337
6.750%	06/25/25		110	121,752
6.750%	06/15/26		334	372,753
7.250%	09/25/23		114	126,549
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		1,360	1,469,844
Operadora de Servicios Mega SA de CV Sofom ER (Mexico),
Sr. Unsec’d. Notes, 144A
8.250%	02/11/25		599	601,875
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22		15	15,387
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29		300	321,480

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28		201	$210,956
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29		1,074	1,062,652
3.875%	03/01/31		2,180	2,196,935
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23		200	203,007
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26		265	289,686
4.500%	07/23/25		16	17,917
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	11/15/25	(a)	1,114	1,153,270
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40		295	305,139
4.150%	12/14/35		1,318	1,620,198
XP, Inc. (Brazil),
Gtd. Notes, 144A
3.250%	07/01/26		486	481,140

				46,473,547

Electric — 2.6%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes, 144A
5.950%	12/15/39	(a)	3,581	4,274,547
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		200	200,497
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.250%	05/21/36		187	191,066
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.450%	05/15/51	(a)	657	679,445
3.950%	06/01/28		697	785,511
Sr. Unsec’d. Notes, Series H
3.450%	01/15/50		341	353,649
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.150%	09/15/49		495	516,124
3.800%	06/15/49		565	654,007
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50		602	684,926
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25		715	764,632
3.950%	07/15/30		365	399,784
Alabama Power Co.,
Sr. Unsec’d. Notes
3.125%	07/15/51		120	123,080
3.450%	10/01/49		590	644,689
3.750%	03/01/45		238	271,433

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
4.150%	08/15/44		10	$12,076
Ameren Illinois Co.,
First Mortgage
3.250%	03/15/50		437	470,691
3.800%	05/15/28	(a)	608	687,866
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31		244	246,907
2.900%	06/15/50		204	203,818
3.200%	09/15/49		260	272,387
3.500%	08/15/46		535	588,004
3.750%	08/15/47		405	467,312
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		2,410	2,295,542
4.500%	02/15/28	(a)	2,244	2,288,375
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		2,860	2,844,571
Capex SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	05/15/24		156	145,160
CenterPoint Energy Houston Electric LLC,
First Mortgage
3.350%	04/01/51	(a)	570	627,556
First Mortgage, Series AE
2.350%	04/01/31		340	348,949
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.684%(c)	05/13/24	(a)	1,775	1,777,488
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.625%	02/04/25		248	256,646
China Huadian Overseas Development 2018 Ltd. (China),
Gtd. Notes
3.375%(ff)	06/23/25	(oo)	250	257,687
Clearway Energy Operating LLC,
Gtd. Notes, 144A
3.750%	02/15/31	(a)	3,080	3,054,097
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		4,003	4,602,948
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	(a)	535	641,300
First Mortgage, Series 130
3.125%	03/15/51		516	539,658
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50		330	349,441
3.500%	08/01/51		288	326,637
3.750%	02/15/50		946	1,112,343
4.050%	05/15/48		220	268,731
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25		690	739,788

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
DTE Electric Co.,
General Ref. Mortgage
3.950%	03/01/49		450	$541,636
General Ref. Mortgage, Series A
4.050%	05/15/48		735	892,285
Duke Energy Carolinas LLC,
First Mortgage
2.450%	02/01/30		2,090	2,166,611
3.700%	12/01/47		206	232,111
3.950%	11/15/28		357	409,441
3.950%	03/15/48		180	211,241
First Ref. Mortgage
3.750%	06/01/45		238	269,628
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30		568	556,870
2.500%	12/01/29		1,693	1,776,695
3.800%	07/15/28		750	849,466
4.200%	07/15/48		153	187,593
Duke Energy Ohio, Inc.,
First Mortgage
3.650%	02/01/29		280	311,979
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29		1,958	2,169,593
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22		149	151,598
3.125%	11/15/22		3	3,089
4.950%	04/15/25		991	1,098,210
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29		221	220,296
4.375%	02/15/31		200	198,021
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	(a)	835	909,678
Enel Generacion Chile SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24		1,395	1,492,918
Entergy Arkansas LLC,
First Mortgage
3.350%	06/15/52		352	377,724
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	(a)	1,345	1,398,733
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48		820	1,000,595
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50		185	233,594
5.100%	06/15/45		112	146,732
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40	(a)	641	680,300

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25		186	$187,958
2.650%	03/01/30	(a)	956	950,742
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27		1,148	1,250,775
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50		564	551,310
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		2,130	2,337,478
4.550%	04/01/49		1,431	1,659,824
5.450%	07/15/44		510	637,561
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	(a)	1,210	1,313,887
3.700%	12/01/47		464	545,688
3.950%	03/01/48		695	844,549
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina),
Gtd. Notes, 144A
9.625%	07/27/23		461	353,561
Genneia SA (Argentina),
Sr. Unsec’d. Notes
8.750%	01/20/22		321	312,467
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	02/04/39		182	212,370
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27		110	120,176
3.650%	04/15/29		2,709	3,067,794
4.250%	07/15/49		418	525,085
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28		153	172,026
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29		250	250,653
National Rural Utilities Cooperative Finance Corp.,
Sub. Notes
4.750%(ff)	04/30/43	(a)	3,040	3,183,884
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28		296	299,347
Northern States Power Co.,
First Mortgage
2.250%	04/01/31		435	447,489
2.900%	03/01/50		495	506,621
3.200%	04/01/52		280	302,793
3.600%	05/15/46		130	147,954
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		169	180,233
6.625%	01/15/27		251	259,840
7.250%	05/15/26		208	216,066

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Gtd. Notes, 144A
5.250%	06/15/29		151	$160,781
Sr. Sec’d. Notes, 144A
2.450%	12/02/27		2,122	2,136,388
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.950%	04/01/30		374	431,014
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		418	494,732
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		398	382,757
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.100%	09/15/49		259	273,593
3.700%	11/15/28		830	939,165
3.800%	09/30/47		354	414,217
5.350%	10/01/52		263	383,077
5.750%	03/15/29		10	12,609
Orazul Energy Egenor SCA (Peru),
Gtd. Notes, 144A
5.625%	04/28/27		318	328,178
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		1,485	1,537,143
PECO Energy Co.,
First Mortgage
3.050%	03/15/51	(a)	718	749,623
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
6.250%	01/25/49		200	253,957
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28	(a)	1,535	1,553,359
5.250%	07/01/30	(a)	2,185	2,214,457
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		371	321,136
3.650%	09/01/28		1,010	1,140,702
Sr. Sec’d. Notes, MTN
3.000%	03/01/51		178	184,575
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		1,273	1,256,318
First Mortgage, Series 20C
1.200%	02/01/26		246	243,933
First Mortgage, Series A
4.200%	03/01/29		375	423,607
First Mortgage, Series E
3.700%	08/01/25	(a)	988	1,076,715
First Ref. Mortgage
1.845%	02/01/22		166	165,699
Southwestern Public Service Co.,
First Mortgage, Series 8
3.150%	05/01/50		843	884,900

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes
4.850%	10/14/38		250	$275,215
Sr. Sec’d. Notes, 144A
4.850%	10/14/38		340	374,293
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	(a)	386	255,879
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.300%	06/15/48		201	246,386
4.450%	06/15/49		309	391,479
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		2,295	2,482,217
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/25		1,620	1,762,048
4.625%	07/26/23		360	385,430
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		796	929,240
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29		404	435,273
6.000%	05/15/37		85	118,256
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		266	273,066
5.500%	09/01/26		266	274,453
5.625%	02/15/27		266	276,421
Sr. Sec’d. Notes, 144A
4.300%	07/15/29		1,831	1,991,009

				103,727,436

Electrical Components & Equipment — 0.0%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A
3.900%	04/15/25		1,415	1,481,694

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.100%	06/04/30		521	515,802
2.750%	09/15/29		139	145,805
3.050%	09/22/26		1,342	1,448,874
Jabil, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/31		1,205	1,239,594
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	(a)	975	990,295
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		1,370	1,355,318

				5,695,688

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Energy-Alternate Sources — 0.0%
Continuum Energy Levanter Pte Ltd. (India),
Sr. Sec’d. Notes, 144A
4.500%	02/09/27		250	$256,448
Greenko Dutch BV (India),
Gtd. Notes
3.850%	03/29/26		200	205,247
India Green Energy Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	04/29/24		255	267,588
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24		300	315,864
Renewable Energy Group, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/28		87	91,357

				1,136,504

Engineering & Construction — 0.0%
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes
6.125%	10/31/26		200	204,367
Leader Goal International Ltd. (China),
Gtd. Notes, EMTN
4.250%(ff)	01/19/23	(oo)	200	204,798
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		844	852,019
Stoneway Capital Corp. (Argentina),
Sr. Sec’d. Notes
10.000%	03/01/27	(d)	706	198,742
Sr. Sec’d. Notes, 144A
10.000%	03/01/27	(d)	687	193,506
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28		217	224,019

				1,877,451

Entertainment — 0.2%
Affinity Gaming,
Sr. Sec’d. Notes, 144A
6.875%	12/15/27		240	255,174
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		1,605	1,702,460
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27	(a)	504	560,864
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	(a)	356	360,580
Sr. Sec’d. Notes, 144A
5.750%	07/01/25		300	316,125
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	(a)	214	220,600

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Entertainment (cont’d.)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27		212	$218,879
Sr. Sec’d. Notes, 144A
5.500%	05/01/25		592	618,996
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		129	133,505
5.500%	04/01/27		253	263,991
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29		411	411,705
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27		1,048	1,124,712
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		326	336,531
SeaWorld Parks & Entertainment, Inc.,
Sec’d. Notes, 144A
9.500%	08/01/25		185	199,086
Sr. Sec’d. Notes, 144A
8.750%	05/01/25		451	488,733
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		608	643,449
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	(a)	545	587,222

				8,442,612

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A
4.875%	07/15/27		142	149,036
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30		447	454,087
3.950%	05/15/28		225	255,838
Waste Management, Inc.,
Gtd. Notes
1.150%	03/15/28		1,162	1,125,294
2.000%	06/01/29		291	293,832
2.950%	06/01/41		346	356,721
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		108	111,535

				2,746,343

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	(a)	234	244,643

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods — 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		371	$380,040
Gtd. Notes, 144A
3.250%	03/15/26	(a)	2,850	2,901,799
3.500%	02/15/23		158	162,393
3.500%	03/15/29		2,180	2,154,100
4.625%	01/15/27		58	60,640
4.875%	02/15/30		42	44,792
5.875%	02/15/28		199	214,406
7.500%	03/15/26		268	293,927
BRF GmbH (Brazil),
Gtd. Notes, 144A
4.350%	09/29/26		273	287,431
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	09/21/50	(a)	2,825	2,906,727
Cydsa SAB de CV (Mexico),
Gtd. Notes, 144A
6.250%	10/04/27		347	365,663
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27		201	209,948
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		193	212,059
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		301	339,400
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		53	58,856
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27		1,575	1,730,737
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24		169	174,800
4.875%	11/01/26		169	174,703
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30		887	933,663
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		363	387,150
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	(a)	3,030	3,083,720
5.500%	12/15/29		166	177,667
5.625%	01/15/28		208	220,997
5.750%	03/01/27		286	299,521
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	(a)	3,780	3,772,900
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30		305	308,224

				21,856,263

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29			210	$229,194
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.750%	11/15/29			220	317,059
8.875%	05/15/31			203	320,396
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26			353	347,349
1.750%	09/30/25			694	711,396
2.100%	04/30/27			94	96,892
2.300%	04/30/30			182	186,182
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41			287	409,251
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.125%	01/15/32			1,785	1,766,418
3.750%	01/15/31			1,460	1,528,667

					5,912,804

Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
0.625%	03/09/23			2,035	2,035,544
4.125%	03/15/49			278	334,932
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29			545	573,946
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	(a)		2,048	1,966,475
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30			250	246,833
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31			545	552,148
3.640%	11/01/46			309	333,453
Promigas SA ESP/Gases del Pacifico SAC (Colombia),
Sr. Unsec’d. Notes
3.750%	10/16/29			332	329,084

					6,372,415

Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30			648	669,904
DH Europe Finance II Sarl,
Gtd. Notes
1.800%	09/18/49		EUR	500	621,978
Medtronic Global Holdings SCA,
Gtd. Notes
1.500%	07/02/39		EUR	420	522,503
1.750%	07/02/49		EUR	500	631,197

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27			102	$108,635
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29			274	287,779
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49		EUR	1,000	1,262,463

					4,104,459

Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47			204	229,156
4.500%	05/15/42			361	432,222
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51			484	531,878
4.101%	03/01/28			645	738,097
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28			780	790,267
2.500%	03/01/31			3,090	3,050,483
3.375%	02/15/30	(a)		2,030	2,121,609
4.250%	12/15/27	(a)		504	531,684
4.625%	12/15/29			149	164,022
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26			538	562,197
5.375%	08/15/26			222	232,012
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28			22	22,783
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30			3,080	3,169,256
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28			105	108,938
4.750%	02/01/30			105	111,691
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			110	124,073
5.375%	09/01/26			42	48,355
5.625%	09/01/28			64	75,910
5.875%	02/15/26			64	74,058
5.875%	02/01/29			42	50,735
Sr. Sec’d. Notes
4.750%	05/01/23			1,386	1,485,682
5.000%	03/15/24			2,597	2,870,398
5.250%	04/15/25			1,641	1,879,227
5.250%	06/15/26	(a)		1,477	1,708,548
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	(a)		572	690,286
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22			145	151,869

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26		1,861	$1,982,427
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	638	666,682
Sr. Sec’d. Notes
4.625%	07/15/24		291	295,264
Sr. Sec’d. Notes, 144A
4.250%	06/01/29		543	550,508
4.625%	09/01/24		123	126,228
4.625%	06/15/28		59	60,691
4.875%	01/01/26		418	432,989
5.125%	11/01/27		64	67,068
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/51		214	228,785
3.850%	06/15/28		523	600,856
4.200%	01/15/47		791	966,745
4.625%	11/15/41		1,154	1,469,705

				29,403,384

Holding Companies-Diversified — 0.0%
CK Hutchison International 16 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.750%	10/03/26		1,615	1,720,749

Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		858	918,163
9.875%	04/01/27		586	655,204
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		793	878,671
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		251	265,767
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		170	171,570
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		1,063	1,127,593
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	(a)	1,328	1,341,941
Lennar Corp.,
Gtd. Notes
4.125%	01/15/22		136	137,362
4.500%	04/30/24	(a)	150	164,132
4.750%	11/15/22		205	214,465
4.750%	05/30/25		28	31,432
4.750%	11/29/27		38	43,911
5.250%	06/01/26		1,140	1,315,811
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26		176	182,337

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	714	$746,117
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	474	485,095
5.250%	12/15/27	376	394,267
New Home Co., Inc. (The),
Gtd. Notes, 144A
7.250%	10/15/25	146	154,572
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	2,135	2,262,504
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	37	43,237
5.500%	03/01/26	21	24,601
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	28	31,737
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	100	104,622
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	392	425,715
5.700%	06/15/28	39	42,972

			12,163,798

Household Products/Wares — 0.0%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
2.431%	07/01/31	425	421,633
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	245	251,270

			672,903

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25	565	626,017

Insurance — 0.5%
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	–(d)(rr)	42	58,219
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.000%(c)	02/12/23	294	294,122
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	917	1,005,839
4.375%	01/15/55	259	314,746
4.500%	07/16/44	785	952,856

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	(a)		1,061	$1,116,217
3.750%	05/02/29	(a)		449	505,298
4.500%	12/15/28			1,684	1,969,017
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30			490	515,801
Athene Global Funding,
Sec’d. Notes, 144A
2.450%	08/20/27			4,565	4,714,911
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30	(a)		2,515	3,061,049
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43			175	207,815
Heungkuk Life Insurance Co. Ltd. (South Korea),
Sub. Notes
4.475%(ff)	11/09/22	(oo)		200	202,856
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60			1,240	1,361,941
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26		EUR	485	607,538
1.979%	03/21/30		EUR	307	405,393
2.250%	11/15/30	(a)		1,466	1,485,438
4.375%	03/15/29			217	254,534
OneAmerica Financial Partners, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50	(a)		470	490,905

					19,524,495

Internet — 0.6%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.250%	02/09/61			495	479,292
3.600%	11/28/24			135	146,726
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.650%	05/12/28			467	470,764
2.500%	06/03/50	(a)		1,861	1,757,730
3.875%	08/22/37			238	283,316
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.375%	10/09/30	(a)		520	521,720
3.075%	04/07/25	(a)		800	847,194
4.375%	05/14/24			565	616,735
eBay, Inc.,
Sr. Unsec’d. Notes
1.400%	05/10/26	(a)		1,438	1,441,745
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30			455	475,343
3.600%	12/15/23	(a)		1,435	1,524,660
4.625%	08/01/27			705	796,577

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
5.000%	02/15/26	(a)	657	$749,733
Gtd. Notes, 144A
6.250%	05/01/25		929	1,080,696
MercadoLibre, Inc. (Argentina),
Gtd. Notes
2.375%	01/14/26	(a)	530	533,578
3.125%	01/14/31	(a)	710	697,662
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28		69	80,197
6.375%	05/15/29		34	43,352
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30		42	49,935
5.375%	11/15/29		38	46,164
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		3,690	4,202,579
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		1,640	1,752,849
3.832%	02/08/51		3,005	2,788,777
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60		2,540	2,466,885
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50		275	268,122

				24,122,331

Investment Companies — 0.4%
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26		4,185	4,163,761
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/26	(a)	3,200	3,309,814
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.250%	11/13/24		300	221,397
3.875%	11/13/29		200	138,019
4.500%	05/29/29		200	139,061
Huarong Finance Co. Ltd. (China),
Gtd. Notes
4.750%	04/27/27		200	139,983
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
5.000%	11/19/25		200	143,974
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	(a)	1,300	1,345,656
Gtd. Notes, 144A
4.375%	02/01/29	(a)	1,805	1,800,890
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24		390	409,545
2.875%	11/07/29		261	273,453
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	(a)	965	967,859

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Investment Companies (cont’d.)
3.400%	07/15/26		2,550	$2,659,280
Owl Rock Technology Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	06/17/26		1,915	2,013,659

				17,726,351

Iron/Steel — 0.1%
ABJA Investment Co. Pte Ltd. (India),
Sr. Unsec’d. Notes
5.450%	01/24/28		200	215,450
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28		382	435,398
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26		200	216,961
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	(a)	1,990	2,116,455

				2,984,264

Leisure Time — 0.0%
Sunny Express Enterprises Corp. (China),
Gtd. Notes
3.125%	04/23/30		200	208,103

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes, 144A
8.625%	06/01/25		186	204,854
Fortune Star BVI Ltd. (China),
Gtd. Notes
5.950%	10/19/25		200	210,097
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30		42	44,937
Gtd. Notes, 144A
3.625%	02/15/32	(a)	2,065	2,039,745
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	(a)	123	128,334
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		235	270,592
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	(a)	3,630	3,859,367
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		490	497,948
Marriott Ownership Resorts, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/25		436	463,522
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	(a)	158	164,396
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes
5.875%	05/15/26		200	209,703

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		17	$17,957
5.500%	04/15/27		36	39,525
5.750%	06/15/25		37	40,801
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.375%	06/18/30		250	271,261
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		89	90,335
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27		236	253,434
5.500%	03/01/25	(a)	470	505,842
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes
5.500%	01/15/26		200	209,282

				9,521,932

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	11/08/24		1,005	1,052,617

Machinery-Diversified — 0.2%
Clark Equipment Co. (South Korea),
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		550	581,813
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23		1,135	1,163,603
4.200%	01/15/24		2,600	2,814,745
4.375%	04/05/22	(a)	2,195	2,257,917
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24	(a)	1,045	1,101,941
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	(a)	748	775,131
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		608	640,472

				9,335,622

Media — 1.3%
AMC Networks, Inc.,
Gtd. Notes
4.250%	02/15/29	(a)	3,310	3,344,213
4.750%	08/01/25		159	163,206
5.000%	04/01/24		199	202,074
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		3,955	4,030,916
4.750%	03/01/30		310	327,572
5.000%	02/01/28		591	620,115
5.125%	05/01/27	(a)	562	589,392
5.375%	06/01/29		269	293,949

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
5.500%	05/01/26		260	$268,757
5.750%	02/15/26		308	318,351
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
3.850%	04/01/61		682	670,409
4.400%	12/01/61	(a)	653	702,336
5.125%	07/01/49		210	250,846
5.375%	05/01/47		198	242,793
5.750%	04/01/48		185	236,087
6.484%	10/23/45		3,652	5,040,527
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	(a)	325	332,466
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	(a)	2,648	2,609,948
2.650%	02/01/30		2,059	2,166,473
2.800%	01/15/51		1,360	1,308,855
3.150%	02/15/28		717	786,241
3.300%	04/01/27		202	222,710
3.400%	04/01/30	(a)	3,196	3,529,892
3.450%	02/01/50		367	397,546
3.750%	04/01/40		750	847,950
3.969%	11/01/47		303	353,482
4.000%	08/15/47		846	983,569
4.600%	10/15/38		539	668,109
4.700%	10/15/48		225	291,707
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		796	849,673
3.600%	06/15/51		786	826,905
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30		413	429,646
7.500%	04/01/28		201	220,136
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		130	84,232
Discovery Communications LLC,
Gtd. Notes
1.900%	03/19/27		EUR 1,239	1,573,993
4.125%	05/15/29		162	181,925
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26		199	205,494
7.000%	05/15/27	(a)	173	187,817
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26		171	182,205
Sr. Sec’d. Notes, 144A
4.750%	01/15/28		28	28,860
5.250%	08/15/27		199	208,296
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	(a)	379	395,027

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	(a)	295	$303,247
5.625%	07/15/27	(a)	246	261,595
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.000%	07/15/28		2,210	2,280,167
4.625%	07/15/24	(a)	301	309,059
5.000%	08/01/27		307	322,387
5.375%	07/15/26	(a)	161	166,160
5.500%	07/01/29		258	281,089
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		194	250,483
TEGNA, Inc.,
Gtd. Notes
4.625%	03/15/28	(a)	567	588,214
5.000%	09/15/29	(a)	47	49,200
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		500	557,448
5.875%	11/15/40		872	1,125,339
6.550%	05/01/37		798	1,085,024
6.750%	06/15/39		2,020	2,827,996
TWDC Enterprises 18 Corp.,
Gtd. Notes, GMTN
3.150%	09/17/25		402	437,251
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43		385	444,441
5.850%	09/01/43		722	988,941
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
4.375%	04/15/29		290	290,207
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	(a)	1,062	1,203,678
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		254	263,955

				51,210,581

Metal Fabricate/Hardware — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25		265	281,842

Mining — 0.5%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.250%	03/17/28		365	368,797
2.625%	09/10/30		285	285,414
3.950%	09/10/50	(a)	670	725,174
5.625%	04/01/30		1,969	2,412,604
AngloGold Ashanti Holdings PLC (Tanzania),
Gtd. Notes
3.750%	10/01/30		200	207,631

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Mining (cont’d.)
Chinalco Capital Holdings Ltd. (China),
Gtd. Notes
4.250%	04/21/22		300	$305,279
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		2,740	2,925,889
4.500%	09/15/27		26	28,261
Freeport-McMoRan, Inc.,
Gtd. Notes
5.000%	09/01/27		26	27,438
5.250%	09/01/29		26	28,677
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50		2,650	2,680,364
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
1.625%	04/27/26		2,054	2,060,211
2.500%	09/01/30	(a)	6,851	6,825,323
2.850%	04/27/31	(a)	777	789,634
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		998	997,344
Vedanta Resources Finance II PLC (India),
Gtd. Notes
13.875%	01/21/24		200	218,119
Gtd. Notes, 144A
8.950%	03/11/25		600	588,606

				21,474,765

Miscellaneous Manufacturing — 0.3%
General Electric Co.,
Sr. Unsec’d. Notes
4.250%	05/01/40	(a)	2,808	3,285,303
4.350%	05/01/50		480	581,060
4.500%	03/11/44		8	9,696
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39		91	136,570
Pearl Holding III Ltd. (China),
Sr. Sec’d. Notes
9.500%	12/11/22		200	72,514
Textron, Inc.,
Sr. Unsec’d. Notes
3.000%	06/01/30	(a)	5,190	5,461,038
3.900%	09/17/29		1,059	1,184,730

				10,730,911

Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA (Panama),
Sr. Unsec’d. Notes, 144A
2.375%	09/14/25		265	271,676

Oil & Gas — 1.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25		600	630,513
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26		444	481,792

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
3.379%	02/08/61			254	$255,253
3.790%	02/06/24			798	860,735
California Resources Corp.,
Gtd. Notes, 144A
7.125%	02/01/26			191	201,274
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26			72	70,582
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21	(d)		113	2,684
6.125%	02/15/21	(d)		1,467	34,841
6.625%	08/15/20	(d)		100	2,375
Gtd. Notes, 144A
5.875%	02/01/29	(a)		475	513,678
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50			390	353,496
4.950%	08/15/47			217	290,722
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	(a)		250	255,028
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.950%	04/19/22			2,445	2,506,070
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25			142	146,929
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30			2,091	2,300,718
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29			1,951	2,091,156
4.750%	05/31/25			1,370	1,544,520
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21			2,785	2,847,911
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26	(a)		1,718	1,894,291
6.875%	04/29/30			603	727,655
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24			1,970	2,013,683
5.875%	03/30/31			690	710,392
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.150%	01/15/26	(a)		814	916,598
EQT Corp.,
Sr. Unsec’d. Notes
5.000%	01/15/29			265	295,612
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26			235	240,760
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.408%	06/26/39		EUR	1,150	1,344,538

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Frontera Energy Corp. (Colombia),
Gtd. Notes, 144A
7.875%	06/21/28		255		$255,655
Geopark Ltd. (Colombia),
Gtd. Notes, 144A
5.500%	01/17/27		200		203,379
Great Western Petroleum LLC/Great Western Finance Corp.,
Sec’d. Notes, 144A
12.000%	09/01/25		302		305,810
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.500%	04/14/33		234		242,477
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,735		1,904,716
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/45		225		292,986
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		45		46,352
Medco Oak Tree Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
7.375%	05/14/26		200		218,277
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25	(a)	3,080		3,429,536
8.000%	07/15/25	(a)	510		611,664
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		—(r	)	33
Oil & Gas Holding Co. BSCC (The) (Bahrain),
Sr. Unsec’d. Notes
7.625%	11/07/24		261		292,077
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.125%	02/04/29		200		224,412
OQ SAOC (Oman),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	05/06/28		200		201,248
Pan American Energy LLC (Argentina),
Sr. Sec’d. Notes, 144A
9.125%	04/30/27	(a)	1,465		1,612,244
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		405		456,691
5.600%	01/03/31	(a)	483		540,817
6.250%	03/17/24		114		128,685
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		253		248,910
5.625%	01/23/46		41		33,463
6.350%	02/12/48		174		148,058
6.500%	01/23/29		935		959,917
6.840%	01/23/30	(a)	1,414		1,457,264
6.875%	10/16/25		633		700,035
6.950%	01/28/60		110		97,408

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
7.190%	09/12/24		MXN	6,900	$329,016
7.690%	01/23/50			694	667,976
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.125%	10/06/24			323	326,195
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41			2,840	2,829,520
3.300%	07/12/51			323	323,000
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)		490	508,760
5.000%	03/15/23	(a)		1,604	1,668,919
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.946%	06/17/24			1,200	1,199,449
Santos Finance Ltd. (Australia),
Gtd. Notes, EMTN
5.250%	03/13/29			200	227,981
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70			1,865	1,810,166
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49	(a)		1,595	1,834,845
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
8.875%	11/15/24			48	49,465
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29			2,564	2,664,736
2.750%	04/06/30			216	230,282
4.550%	08/12/43			343	428,134
SM Energy Co.,
Sec’d. Notes, 144A
10.000%	01/15/25	(a)		713	807,472
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38			276	389,543
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26			75	77,281
6.000%	04/15/27			57	59,797
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43			6,005	6,649,297
Gtd. Notes, EMTN
3.750%	06/18/50			275	262,101
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26			1,701	1,877,078
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.000%	12/15/47			347	226,405

					63,593,338

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services — 0.1%
Bristow Group, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/28		302	$307,676
Hilong Holding Ltd. (China),
Sr. Sec’d. Notes
9.750%	11/18/24		207	183,616
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25	^	543	543,228
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24		1,071	1,109,514

				2,144,034

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.875%	03/15/26		32	35,658
5.250%	07/01/25		42	47,531
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
3.200%	01/12/31		235	231,298
7.000%	04/03/49		1,955	2,488,918
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23		154	165,936

				2,969,341

Pharmaceuticals — 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22		586	601,504
2.600%	11/21/24	(a)	6,458	6,812,183
3.200%	05/14/26	(a)	1,544	1,673,529
3.800%	03/15/25	(a)	1,369	1,497,196
4.250%	11/21/49		201	240,997
4.300%	05/14/36		280	332,168
4.500%	05/14/35		1,237	1,494,231
4.550%	03/15/35		706	855,644
4.625%	10/01/42		6	7,417
4.700%	05/14/45		1,111	1,386,148
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30	(a)	1,280	1,212,849
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		351	381,507
9.250%	04/01/26		301	327,354
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)	1,685	1,601,135
5.250%	01/30/30	(a)	1,690	1,576,728
7.000%	01/15/28		145	149,712
7.250%	05/30/29		149	152,683
9.000%	12/15/25		306	328,028
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		149	152,376

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
5.500%	11/01/25			292	$299,584
5.750%	08/15/27			86	90,366
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27			494	542,069
4.375%	10/15/28			2,808	3,268,331
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29			5,183	5,636,331
3.750%	04/01/30			830	930,476
5.050%	03/25/48			3,680	4,785,704
5.125%	07/20/45			1,159	1,504,313
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.272%	08/28/23	(a)		154	166,014
5.900%	08/28/28			40	46,832
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49		EUR	500	659,667
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	(a)		570	591,392
Johnson & Johnson,
Sr. Unsec’d. Notes
3.700%	03/01/46			130	154,382
3.750%	03/03/47			239	287,302
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.450%	06/24/50			245	230,944
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30			2,354	2,510,277
3.450%	03/15/29			18	20,250
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.000%	07/09/40		EUR	1,175	1,500,127
2.050%	03/31/30			1,392	1,379,967
5.000%	11/26/28			377	454,077
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	(a)		1,752	1,666,417
7.125%	01/31/25	(a)		1,795	1,980,179
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50			590	625,201

					50,113,591

Pipelines — 2.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47			200	235,728
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25			109	118,083
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29			103	119,453

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26		26	$26,522
4.150%	07/01/23		263	272,582
4.350%	10/15/24		350	367,307
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25		157	163,056
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35		900	966,005
3.402%	01/15/38		1,044	1,100,627
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,907	2,219,713
5.875%	03/31/25	(a)	878	1,007,248
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		64	68,804
5.625%	10/01/26		103	106,863
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28		290	305,931
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29		34	37,593
5.375%	07/15/25		36	40,094
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	11/01/43		368	433,953
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25		1,920	2,021,285
4.050%	03/15/25		418	453,709
4.250%	04/01/24		118	127,164
5.500%	06/01/27	(a)	630	740,098
5.950%	12/01/25		850	996,024
6.050%	06/01/41	(a)	5,060	6,431,134
6.100%	02/15/42		190	235,680
6.500%	02/01/42		718	932,058
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22		1,305	1,360,168
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	(a)	310	327,538
3.125%	07/31/29		1,717	1,852,559
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		960	1,002,258
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29		1,665	1,694,294
6.500%	07/01/27		1,135	1,265,326
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.625%	03/31/36		225	220,918
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		315	309,706

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
2.940%	09/30/40		360	$356,488
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.600%	10/15/25		310	318,906
3.450%	10/15/27		150	157,741
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		6,145	6,699,178
5.000%	08/15/42		258	308,875
Gtd. Notes, MTN
6.950%	01/15/38		259	369,889
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		183	226,336
Gtd. Notes, 144A
5.625%	11/15/23		335	368,797
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26		825	834,383
2.650%	08/15/30		691	698,445
4.875%	12/01/24		855	957,637
New Fortress Energy, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	09/30/26	(a)	1,105	1,126,670
6.750%	09/15/25	(a)	2,690	2,755,870
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	(a)	1,393	1,436,303
4.875%	08/15/27	(a)	717	821,200
7.768%	12/15/37		207	295,922
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27		1,610	1,797,193
Oleoducto Central SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	(a)	255	263,657
ONEOK, Inc.,
Gtd. Notes
5.850%	01/15/26		465	550,367
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25		1,305	1,371,256
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		580	669,744
5.625%	04/15/23		996	1,070,461
5.625%	03/01/25		1,998	2,283,988
5.750%	05/15/24		3,250	3,649,354
5.875%	06/30/26		3,013	3,565,560
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23		1,015	1,015,167
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28		32	33,801
5.375%	02/01/27		103	107,275
5.500%	03/01/30		42	46,171

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.875%	04/15/26	(a)	204	$214,040
6.500%	07/15/27		698	759,428
6.875%	01/15/29		165	185,738
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28		1,251	1,359,977
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		266	315,518
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	(a)	689	773,792
4.000%	03/15/28		1,531	1,733,735
7.850%	02/01/26	(a)	2,145	2,725,141
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28		2,680	2,993,776
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.100%
2.288%(c)	01/13/23		589	588,134
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	(a)	3,655	3,989,470
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		179	246,474

				77,601,338

Real Estate — 0.2%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	01/02/25		200	202,395
Sr. Unsec’d. Notes
8.375%(ff)	12/04/23	(oo)	200	208,509
Arabian Centres Sukuk II Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.625%	10/07/26		345	366,091
CFLD Cayman Investment Ltd. (China),
Gtd. Notes
8.600%	04/08/24	(d)	200	70,740
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	02/08/24		250	236,285
China Evergrande Group (China),
Sr. Sec’d. Notes
12.000%	01/22/24		250	186,537
China Resources Land Ltd. (China),
Sub. Notes, EMTN
3.750%(ff)	12/09/24	(oo)	200	207,913
China SCE Group Holdings Ltd. (China),
Sr. Sec’d. Notes
7.000%	05/02/25		200	202,830
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.950%	10/20/25		250	264,458
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
3.300%	01/12/31		200	188,177

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
5.400%	05/27/25		200	$214,521
6.150%	09/17/25		200	219,695
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
8.125%	07/11/24		200	173,307
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24		200	209,246
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
7.950%	07/05/22		200	177,421
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	(a)	705	744,428
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		507	537,986
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
11.700%	11/11/25		200	188,532
11.950%	10/22/22		200	205,856
KWG Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.875%	11/10/24		200	201,664
Logan Group Co. Ltd. (China),
Gtd. Notes
6.500%	07/16/23		200	204,516
New Metro Global Ltd. (China),
Gtd. Notes
6.800%	08/05/23		200	208,051
NWD Finance BVI Ltd. (Hong Kong),
Gtd. Notes
4.125%(ff)	03/10/28	(oo)	200	202,214
NWD MTN Ltd. (Hong Kong),
Gtd. Notes
4.125%	07/18/29		200	209,170
Powerlong Real Estate Holdings Ltd. (China),
Sr. Sec’d. Notes
7.125%	11/08/22		200	207,731
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27		68	75,519
Redsun Properties Group Ltd. (China),
Gtd. Notes
10.500%	10/03/22		200	204,189
RKPF Overseas 2019 A Ltd. (China),
Gtd. Notes
6.000%	09/04/25		200	208,174
Ronshine China Holdings Ltd. (China),
Sr. Sec’d. Notes
8.950%	01/22/23		200	198,138
Scenery Journey Ltd. (China),
Gtd. Notes
12.000%	10/24/23		250	196,979
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.600%	07/13/30		250	253,275

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Shui On Development Holding Ltd. (China),
Gtd. Notes
6.150%	08/24/24		200	$207,245
Sino-Ocean Land Treasure IV Ltd. (China),
Gtd. Notes
4.750%	08/05/29		200	203,803
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.500%	01/10/25		200	197,002
7.000%	07/09/25		200	197,076
Theta Capital Pte Ltd. (Indonesia),
Gtd. Notes
8.125%	01/22/25		200	206,958
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	04/26/22		200	201,190
Wanda Group Overseas Ltd. (China),
Gtd. Notes
7.500%	07/24/22		200	193,160
Yango Justice International Ltd. (China),
Gtd. Notes
7.875%	09/04/24		200	185,575
Yanlord Land HK Co. Ltd. (China),
Sr. Sec’d. Notes
6.800%	02/27/24		200	210,396
Yuzhou Group Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
8.500%	02/26/24		300	273,829
Zhenro Properties Group Ltd. (China),
Gtd. Notes
7.350%	02/05/25		200	191,943

				9,442,724

Real Estate Investment Trusts (REITs) — 1.1%
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
2.375%	07/15/31		220	216,729
3.375%	07/15/51		310	303,682
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		7	7,015
1.600%	04/15/26		437	441,702
2.100%	06/15/30		412	405,311
2.400%	03/15/25		1,511	1,579,327
3.800%	08/15/29		515	574,401
3.950%	03/15/29		702	789,012
5.000%	02/15/24		54	59,881
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		410	459,707
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		328	347,440
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.050%	07/15/26	(a)	929	908,874
3.100%	11/15/29		2,314	2,455,927

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.300%	07/01/30			745	$800,188
4.150%	07/01/50			175	199,730
4.450%	02/15/26			9	10,160
5.200%	02/15/49			329	427,491
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32		EUR	580	681,373
1.500%	03/15/30		EUR	1,050	1,314,462
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31			1,454	1,398,706
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25			1,006	998,231
1.250%	07/15/25			450	451,294
2.500%	05/15/31	(a)		509	517,926
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25			260	264,854
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24			385	407,902
4.000%	01/15/30			1,752	1,887,721
4.000%	01/15/31			557	600,701
5.375%	04/15/26			340	391,269
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31	(a)		2,860	2,896,917
iStar, Inc.,
Sr. Unsec’d. Notes
4.250%	08/01/25	(a)		4,000	4,112,418
4.750%	10/01/24			310	327,186
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26			132	140,974
5.625%	05/01/24			456	494,336
5.750%	02/01/27			448	500,026
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29			38	40,744
5.000%	10/15/27			285	302,211
5.250%	08/01/26			22	22,660
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	04/15/51	(a)		630	658,335
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29			572	592,163
Prologis Euro Finance LLC,
Gtd. Notes
1.500%	09/10/49		EUR	840	982,538
Realty Income Corp.,
Sr. Unsec’d. Notes
3.000%	01/15/27			107	115,581
3.250%	01/15/31			577	629,668

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27		179	$183,786
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29		2,675	2,583,272
Service Properties Trust,
Gtd. Notes
5.500%	12/15/27		91	97,039
7.500%	09/15/25		169	191,437
Sr. Unsec’d. Notes
4.350%	10/01/24		143	144,251
4.500%	06/15/23	(a)	890	910,987
5.000%	08/15/22		517	524,826
Trust Fibra Uno (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	01/30/26		225	253,231
6.390%	01/15/50		200	233,535
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	(a)	3,393	3,476,619
3.750%	02/15/27		32	32,678
4.125%	08/15/30		665	685,951
4.250%	12/01/26		1,917	1,992,716
4.625%	12/01/29		42	44,636
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31		1,045	1,078,543
XHR LP,
Sr. Sec’d. Notes, 144A
4.875%	06/01/29		87	89,827
6.375%	08/15/25		160	170,278

				43,410,385

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		32	32,400
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27		1,462	1,608,790
Asbury Automotive Group, Inc.,
Gtd. Notes
4.500%	03/01/28		295	305,162
4.750%	03/01/30		295	308,391
CK Hutchison International 20 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.500%	05/08/30		1,695	1,734,132
El Puerto de Liverpool SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	10/06/26		4,350	4,676,391
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23		2,270	2,362,040
4.375%	01/27/25	(a)	1,225	1,322,808

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (cont’d.)
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		490	$493,559
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	(a)	850	864,703
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	(a)	2,500	2,732,162
InRetail Consumer (Peru),
Sr. Sec’d. Notes, 144A
3.250%	03/22/28		220	216,448
Ken Garff Automotive LLC,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28		745	761,164
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.375%	01/15/31	(a)	1,525	1,633,681
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		700	725,028
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28		43	41,943
3.650%	04/05/29	(a)	901	1,008,335
4.000%	04/15/25		2,535	2,806,043
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/01/30		440	444,796
3.600%	07/01/30	(a)	830	933,351
4.450%	03/01/47		189	231,695
4.875%	12/09/45		1,066	1,372,363
SRS Distribution, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	07/01/28		96	98,200
Starbucks Corp.,
Sr. Unsec’d. Notes
2.250%	03/12/30		753	763,706
2.550%	11/15/30	(a)	1,024	1,060,798

				28,538,089

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		2,800	2,871,024

Semiconductors — 1.0%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50		201	200,397
4.350%	04/01/47		233	296,879
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		593	655,395
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25		772	828,061
4.110%	09/15/28	(a)	649	729,628
4.750%	04/15/29		490	570,002

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors (cont’d.)
5.000%	04/15/30		2,947	$3,483,345
Gtd. Notes, 144A
3.750%	02/15/51	(a)	2,490	2,602,106
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		7,225	7,617,888
3.469%	04/15/34		712	753,582
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47		815	929,987
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50		1,407	1,494,918
4.100%	03/15/29	(a)	1,142	1,316,673
Lam Research Corp.,
Sr. Unsec’d. Notes
2.875%	06/15/50		647	654,656
3.750%	03/15/26	(a)	1,639	1,836,345
4.875%	03/15/49		439	594,146
Microchip Technology, Inc.,
Sr. Sec’d. Notes
2.670%	09/01/23		1,615	1,681,772
4.333%	06/01/23		1,690	1,802,004
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	(a)	2,255	2,330,328
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28		2,568	2,558,462
2.850%	04/01/30		392	424,417
3.200%	09/16/26		253	278,435
3.500%	04/01/50		561	634,425
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.500%	05/11/31	(a)	1,157	1,173,132
3.400%	05/01/30		2,358	2,570,552
4.300%	06/18/29		1,370	1,572,233
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47		195	245,513
4.800%	05/20/45		918	1,219,971

				41,055,252

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.844%	05/01/25		650	709,432
4.200%	05/01/30	(a)	811	928,275

				1,637,707

Software — 0.9%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	(a)	844	790,424
2.500%	09/15/50		984	884,492
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27	(a)	1,656	1,824,541

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Software (cont’d.)
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/30	(a)		466	$490,518
4.500%	12/01/27			1,029	1,168,282
Fidelity National Information Services, Inc.,
Gtd. Notes
2.950%	05/21/39		EUR	600	869,292
Sr. Unsec’d. Notes
1.000%	12/03/28		EUR	1,050	1,281,112
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26			458	496,164
3.500%	07/01/29			3,856	4,244,780
J2 Global, Inc.,
Gtd. Notes, 144A
4.625%	10/15/30	(a)		3,160	3,270,561
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52			2,566	2,721,866
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40			3,542	3,736,456
3.600%	04/01/50			635	652,434
3.650%	03/25/41			2,219	2,356,899
3.850%	07/15/36			831	918,112
3.900%	05/15/35			421	471,107
4.000%	07/15/46			216	234,706
4.000%	11/15/47			312	340,133
4.100%	03/25/61			3,469	3,844,436
4.125%	05/15/45			2,862	3,186,793
4.300%	07/08/34			1,044	1,212,490
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29			109	109,106
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30			467	460,452
2.950%	09/15/29			277	296,237
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.050%	07/15/61			103	104,670

					35,966,063

Storage/Warehousing — 0.0%
GLP China Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.950%	03/29/26			200	202,847

Telecommunications — 2.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			557	579,026
8.125%	02/01/27			265	288,521
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30			2,560	2,698,391

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	(a)		288	$285,857
1.700%	03/25/26			3,980	4,022,761
2.300%	06/01/27	(a)		1,220	1,262,556
2.600%	05/19/38		EUR	380	516,371
2.750%	06/01/31	(a)		2,011	2,090,615
3.150%	09/04/36		EUR	190	274,110
3.500%	02/01/61			568	556,764
3.650%	06/01/51	(a)		450	470,292
3.800%	02/15/27			574	640,275
4.300%	02/15/30			1,393	1,610,587
4.500%	03/09/48			452	532,409
5.150%	03/15/42			685	859,118
5.700%	03/01/57	(a)		362	505,793
Sr. Unsec’d. Notes, 144A
(1.937)%(s)	11/27/22			4,000	3,965,500
2.550%	12/01/33			2,712	2,687,929
3.500%	09/15/53			3,308	3,317,672
3.550%	09/15/55			1,031	1,033,084
3.650%	09/15/59			2,219	2,248,124
3.800%	12/01/57			2,108	2,202,857
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24			333	347,050
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.350%	05/20/24			200	220,142
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes
3.250%	06/03/31			200	198,362
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25			1,935	2,111,464
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26			327	346,417
Corning, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/57			310	369,428
5.450%	11/15/79	(a)		2,990	4,176,651
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27			514	565,466
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25			189	160,372
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26			67	65,562
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25			92	92,577
Sr. Sec’d. Notes, 144A
8.750%	05/25/24			168	175,058

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		200	$191,363
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/26		205	226,907
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
2.500%	07/23/30		200	191,588
Kenbourne Invest SA (Chile),
Gtd. Notes, 144A
4.700%	01/22/28		1,300	1,306,875
6.875%	11/26/24		501	532,416
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26		158	162,895
Gtd. Notes, 144A
4.625%	09/15/27		42	43,580
Liquid Telecommunications Financing PLC (South Africa),
Sr. Sec’d. Notes, 144A
5.500%	09/04/26		200	204,917
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.500%	04/27/31	(a)	775	806,312
6.625%	10/15/26		1,067	1,130,310
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	05/24/31	(a)	1,736	1,771,755
4.600%	05/23/29		1,802	2,101,369
5.500%	09/01/44		666	869,861
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
1.450%	05/05/26		3,100	3,102,168
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or Cash Coupon 8.000% and PIK 4.000%
10.000%	07/27/25		466	478,471
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		2,435	2,464,203
3.250%	02/21/23		2,140	2,230,996
3.875%	01/31/28		900	1,014,129
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		550	556,875
7.625%	02/15/25		343	407,424
7.625%	03/01/26	(a)	450	550,505
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		133	133,590
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.750%	04/15/27		1,446	1,597,967
3.875%	04/15/30		9,193	10,261,156

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (cont’d.)
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27		403	$405,127
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		2,021	1,928,834
1.750%	01/20/31		597	572,115
2.100%	03/22/28		957	977,267
2.550%	03/21/31		359	367,309
2.650%	11/20/40		374	360,844
2.875%	11/20/50		1,065	1,017,049
3.150%	03/22/30		2,325	2,507,620
3.550%	03/22/51		380	406,052
3.700%	03/22/61		1,239	1,328,866
3.875%	02/08/29	(a)	1,412	1,606,512
4.016%	12/03/29		508	582,727
4.272%	01/15/36		2,733	3,259,739
4.329%	09/21/28		889	1,033,282
4.500%	08/10/33		901	1,078,146
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.250%	05/30/48	(a)	1,692	2,217,951

				93,464,233

Textiles — 0.1%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/30	(a)	3,640	3,997,604
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22		200	36,303

				4,033,907

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
2.600%	11/19/22		1,463	1,504,606
3.550%	11/19/26		880	964,455
3.900%	11/19/29		215	239,112

				2,708,173

Transportation — 0.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51		1,400	1,527,564
5.750%	05/01/40		545	772,556
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
5.750%	03/15/33		193	253,235
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/29		221	256,913
4.300%	03/01/48		835	1,013,811
4.650%	03/01/68		296	388,532
4.750%	11/15/48		293	379,102

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation (cont’d.)
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes, 144A
3.068%	08/18/50		750	$648,420
ENA Master Trust (Panama),
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		200	201,950
FedEx Corp.,
Gtd. Notes
2.400%	05/15/31	(a)	1,719	1,750,989
4.100%	02/01/45		413	472,034
4.250%	05/15/30		951	1,108,381
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		488	526,268
3.050%	05/15/50		240	240,598
3.400%	11/01/49		545	578,635
3.650%	08/01/25		395	434,256
4.050%	08/15/52		212	250,371
4.450%	06/15/45		206	251,832
Pacific National Finance Pty Ltd. (Australia),
Gtd. Notes, EMTN
4.750%	03/22/28		200	218,024
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24		1,831	1,916,601
4.625%	06/01/25	(a)	2,065	2,329,589
Simpar Europe SA (Brazil),
Gtd. Notes, 144A
5.200%	01/26/31		355	363,740
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	03/01/26	(a)	697	745,043
2.973%	09/16/62		281	269,834
3.200%	05/20/41	(a)	504	532,860
3.250%	08/15/25		505	547,943
3.839%	03/20/60		1,232	1,398,529
3.950%	08/15/59		343	398,532
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	03/15/29		735	825,564
4.450%	04/01/30		1,792	2,169,103
5.200%	04/01/40	(a)	907	1,235,240
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		86	86,670
6.750%	08/15/24		210	218,481

				24,311,200

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
2.625%	03/20/25		290	295,149
GATX Corp.,
Sr. Unsec’d. Notes
4.000%	06/30/30	(a)	815	919,677

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	(a)	457	$453,387
1.700%	06/15/26	(a)	906	912,282
2.700%	03/14/23		1,252	1,292,930
2.700%	11/01/24		240	252,628
3.950%	03/10/25		315	344,619
4.000%	07/15/25		675	743,967
				5,214,639

TOTAL CORPORATE BONDS (cost $1,455,420,307)				1,510,881,329

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
7.043%	04/01/50		1,205	2,104,569
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.600%	08/01/42		560	887,370
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34		520	702,905
State of California,
General Obligation Unlimited, Taxable
4.600%	04/01/38		2,115	2,481,677
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34		1,240	1,950,297
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115		152	213,697

				8,340,515

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.637%	04/01/57		468	712,497

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33		1,575	1,852,846

Massachusetts — 0.0%
Massachusetts Housing Finance Agency,
Revenue Bonds, Series A
4.500%	12/01/48		155	165,878

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40		270	443,939

New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40		340	494,408

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
New York (cont’d.)
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	145	$225,163
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	125	168,181
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
4.960%	08/01/46	655	876,927
5.647%	11/01/40	240	336,346

			2,101,025

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	460	842,890

Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	390	574,447
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	515	744,999

			1,319,446

Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	3,720	3,629,790

TOTAL MUNICIPAL BONDS (cost $17,960,731)			19,408,826

RESIDENTIAL MORTGAGE-BACKED SECURITIES —1.9%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
2.712%(cc)	09/25/35	572	543,683
Ajax Mortgage Loan Trust,
Series 2020-C, Class A, 144A
2.250%	09/27/60	3,146	3,161,893
Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.500%	05/25/36	301	216,073
Series 2006-17T1, Class A1
6.250%	06/25/36	1,848	1,052,156
Series 2006-OA16, Class A2, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.472%(c)	10/25/46	365	352,969
Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.552%(c)	11/25/36	309	287,335
Series 2007-03T1, Class 1A1
6.000%	04/25/37	61	40,120
Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.272%(c)	05/25/47	1,743	1,659,114

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets Trust,
Series 2006-05, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.920% (Cap N/A, Floor 0.920%)
1.036%(c)	11/25/46	132	$56,166
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.816%(c)	02/25/47	174	98,626
APS Resecuritization Trust,
Series 2016-03, Class 3A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	09/27/46	921	921,631
Series 2016-03, Class 4A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	04/27/47	114	114,280
BCAP LLC Trust,
Series 2011-RR05, Class 11A5, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.392%(c)	05/28/36	534	518,255
Series 2011-RR05, Class 12A1, 144A
4.824%(cc)	03/26/37	439	442,129
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-03, Class 1A1
3.128%(cc)	07/25/34	290	279,456
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.227%(cc)	01/26/36	1,175	977,820
Chase Mortgage Finance Trust,
Series 2007-S06, Class 1A1
6.000%	12/25/37	4,119	2,592,768
CitiMortgage Alternative Loan Trust,
Series 2007-A06, Class 1A11
6.000%	06/25/37	82	82,407
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350% (Cap 6.250%, Floor 1.350%)
1.442%(c)	11/25/35	248	45,792
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT01, Class M1, 144A
3.388%(cc)	04/25/65	550	567,766
Credit Suisse Mortgage Trust,
Series 2014-09R, Class 9A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.212%(c)	08/27/36	286	258,536
Credit Suisse Mortgage-Backed Trust,
Series 2007-01, Class 5A13
6.000%	02/25/37	1,656	1,453,681
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA04, Class A2A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.262%(c)	08/25/47	209	224,338
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB03, Class A3
6.510%(cc)	07/25/36	93	91,889
Fannie Mae REMIC Trust,
Series 2003-W01, Class 1A1
5.115%(cc)	12/25/42	200	218,062

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMICS,
Series 2005-59, Class DQ, 1 Month LIBOR x (3) + 17.000% (Cap 17.000%, Floor 0.000%)
16.771%(c)	05/25/35	153	$166,797
Series 2006-118, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	12/25/36	163	161,820
Series 2007-73, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	07/25/37	443	435,328
Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000% (Cap 33.000%, Floor 0.000%)
32.543%(c)	08/25/36	365	689,936
Series 2011-84, Class PZ
5.250%	09/25/41	3,333	3,938,417
Series 2012-03, Class FP, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
0.492%(c)	03/25/39	5	5,471
Series 2016-26, Class KL, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	11/25/42	1,048	1,057,727
Series 2016-32, Class GT, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	01/25/43	173	184,233
Series 2021-24, Class IO, IO
1.242%(cc)	03/25/59	2,913	238,392
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN01, Class B, 1 Month LIBOR + 11.500% (Cap N/A, Floor 0.000%)
11.592%(c)	01/25/25	218	214,673
Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950% (Cap N/A, Floor 0.000%)
8.042%(c)	05/25/25	240	228,212
Series 2017-DNA03, Class B1, 1 Month LIBOR + 4.450% (Cap N/A, Floor 0.000%)
4.542%(c)	03/25/30	250	262,705
Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.542%(c)	12/25/42	147	146,229
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.018%(c)	11/25/50	280	293,018
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.842%(c)	08/25/50	291	293,928
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.018%(c)	12/25/50	420	423,152
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.668%(c)	01/25/51	620	614,229
Series 2021-DNA01, Class B2, 144A, 30 Day Average SOFR + 4.750% (Cap N/A, Floor 0.000%)
4.768%(c)	01/25/51	600	615,110

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMICS,
Series 4493, Class SM, 1 Month LIBOR x (2) + 6.000% (Cap 6.000%, Floor 0.000%)
5.891%(c)	07/15/45	1,425	$1,473,867
Series 4910, Class MI, IO
4.000%	08/25/49	2,707	287,902
Series 5094, Class IO, IO
1.692%(cc)	12/15/48	1,122	104,988
Government National Mortgage Assoc.,
Series 2010-H03, Class FA, 1 Month LIBOR + 0.550% (Cap 10.690%, Floor 0.550%)
0.640%(c)	03/20/60	178	179,018
Series 2012-H10, Class FA, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
0.657%(c)	12/20/61	548	550,243
Series 2012-H29, Class FA, 1 Month LIBOR + 0.515% (Cap 11.500%, Floor 0.515%)
0.622%(c)	10/20/62	577	578,979
Series 2013-H08, Class BF, 1 Month LIBOR + 0.400% (Cap 10.000%, Floor 0.400%)
0.507%(c)	03/20/63	400	401,295
Series 2014-H17, Class FC, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.607%(c)	07/20/64	665	666,497
Series 2015-H05, Class FA, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.407%(c)	04/20/61	29	28,541
Series 2015-H10, Class JA
2.250%	04/20/65	2,820	2,895,908
Series 2015-H11, Class FA, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.357%(c)	04/20/65	3	2,605
Series 2016-H01, Class AI, IO
1.651%(cc)	01/20/66	5,967	412,678
Series 2016-H01, Class HZ
4.523%(cc)	10/20/65	1,277	1,414,559
Series 2016-H19, Class FC, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.507%(c)	08/20/66	77	77,426
Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.507%(c)	09/20/63	7	6,638
Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.307%(c)	10/20/64	15	15,329
Series 2019-44, Class CI, IO
5.000%	04/20/49	2,786	189,156
Series 2019-H04, Class DZ
4.321%(cc)	03/20/69	9,391	11,211,133
Series 2021-H03, Class IO, IO
4.166%(cc)	04/20/70	9,792	1,197,504
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
2.549%(cc)	10/25/33	217	220,779
GSR Mortgage Loan Trust,
Series 2007-OA02, Class 2A1
2.329%(cc)	06/25/47	139	113,939

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust,
Series 2007-AR19, Class 3A1
3.124%(cc)	09/25/37	419	$293,191
JPMorgan Alternative Loan Trust,
Series 2008-R04, Class 1A1, 144A
6.000%	12/27/36	1,617	1,197,488
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
0.920%(c)	12/22/69	1,133	1,133,298
Legacy Mortgage Asset Trust,
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	452	461,005
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	459	462,853
Lehman XS Trust,
Series 2007-16N, Class AF2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.042%(c)	09/25/47	367	384,778
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	98	98,547
MCM Trust,
Series 2018-NPL02, 144A
0.000%	10/25/28	831	423,947
Merrill Lynch Mortgage Investors Trust,
Series 2003-A03, Class 1A
2.024%(cc)	05/25/33	620	635,062
MFA Trust,
Series 2020-NQM01, Class A3, 144A
2.300%(cc)	08/25/49	77	78,131
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 144A, 1 Month LIBOR + 0.340% (Cap 9.000%, Floor 0.340%)
0.432%(c)	04/16/36	720	665,611
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	234	246,128
Series 2020-RPL01, Class B3, 144A
3.898%(cc)	11/25/59	720	657,171
Series 2020-RPL02, Class A1, 144A
3.578%(cc)	08/25/25	1,421	1,447,120
NYMT Loan Trust,
Series 2020-SP02, Class A1, 144A
2.944%(cc)	10/25/60	2,013	2,024,353
OBX Trust,
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	609	621,064
PRPM LLC,
Series 2020-03, Class A1, 144A
2.857%	09/25/25	2,496	2,509,745
Series 2020-05, Class A1, 144A
3.104%	11/25/25	1,990	2,003,542
Reperforming Loan REMIC Trust,
Series 2005-R03, Class AF, 144A, 1 Month LIBOR + 0.400% (Cap 9.500%, Floor 0.400%)
0.492%(c)	09/25/35	29	26,099

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 3A1
6.500%	07/25/36	8,252	$3,839,382
RFMSI Trust,
Series 2006-SA02, Class 2A1
4.460%(cc)	08/25/36	686	562,242
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class B, PO, 144A
18.437%(s)	07/25/56	314	51,631
Series 2017-03, Class BIO, IO, 144A
0.000%(cc)	07/25/56	972	153,670
Seasoned Loans Structured Transaction Trust,
Series 2020-02, Class M1, 144A
4.750%(cc)	09/25/60	1,720	1,798,691
Sequoia Mortgage Trust,
Series 2007-03, Class 2AA1
2.947%(cc)	07/20/37	169	154,726
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47	170	172,954
Series 2018-CH01, Class A1, 144A
4.000%(cc)	02/25/48	384	389,069
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48	793	809,194
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 3A1
2.978%(cc)	01/25/35	463	469,977
Series 2006-03, Class 4A
3.055%(cc)	04/25/36	133	101,144
Thornburg Mortgage Securities Trust,
Series 2006-05, Class A1
2.756%(cc)	10/25/46	1,241	1,253,363
TVC Mortgage Trust,
Series 2020-RTL01, Class A1, 144A
3.474%	09/25/24	270	272,059
Verus Securitization Trust,
Series 2020-04, Class A3, 144A
2.321%	05/25/65	279	283,295
Series 2020-04, Class M1, 144A
3.291%(cc)	05/25/65	360	367,885
Series 2020-05, Class M1, 144A
2.601%(cc)	05/25/65	264	265,792
Vista Point Securitization Trust,
Series 2020-02, Class A3, 144A
2.496%(cc)	04/25/65	353	356,498
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65	170	177,357
Voyager OPTONE Delaware Trust,
Series 2009-01, Class SAA7, IO, 144A
3.808%(cc)	02/25/38	2,158	649,151
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.316%(c)	11/25/42	65	64,388

Interest Rate	Maturity Date			Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-04, Class 3A1
6.500%(cc)	05/25/36			293	$290,687

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $79,247,700)					76,107,594

SOVEREIGN BONDS — 3.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/35			1,844	584,590
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30			3,737	3,770,545
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.125%	04/15/31			5,168	5,056,407
3.875%	04/25/27			1,490	1,581,144
4.125%	05/15/51	(a)		1,640	1,553,931
4.500%	03/15/29	(a)		2,883	3,144,613
5.200%	05/15/49	(a)		1,453	1,588,475
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30			3,010	3,069,006
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32			6,080	6,282,562
5.300%	01/21/41			1,790	1,787,561
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
0.500%(cc)	07/31/35			624	427,671
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.625%	05/29/32			284	301,206
7.903%	02/21/48			352	348,377
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50			260	280,034
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31			2,975	2,884,513
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
5.924%(s)	04/07/25			222	176,287
7.750%	04/07/29	(a)		660	674,027
8.625%	04/07/34			322	331,925
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24			798	900,255
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30			1,200	1,245,544
4.100%	04/24/28	(v)		1,378	1,558,943
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22			1,970	2,002,579
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43			200	231,513
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31		IDR	11,391,000	781,814

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34			1,555	$1,557,328
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26		MXN	204,300	9,985,118
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29		MXN	438,753	24,224,698
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31	(a)		10,328	10,098,745
3.771%	05/24/61			2,565	2,390,105
4.500%	01/31/50	(a)		2,767	2,944,370
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.000%	12/15/50			2,605	2,414,713
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22			2,585	2,618,875
Oman Sovereign Sukuk Co. (Oman),
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30			1,135	1,164,247
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30			349	365,661
3.875%	03/17/28			3,089	3,396,586
Sr. Unsub. Notes
2.252%	09/29/32	(a)		697	668,994
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
3.800%	06/23/50			200	209,108
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26			570	588,327
4.125%	08/25/27			1,691	1,892,969
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28			3,042	3,282,682
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			2,440	2,592,418
4.400%	04/16/50			1,400	1,704,477
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2032
8.250%	03/31/32		ZAR	17,045	1,089,094
Sr. Unsec’d. Notes, Series R213
7.000%	02/28/31		ZAR	28,309	1,700,960
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31	(a)		587	607,787
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/26/26			5,155	5,615,167
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
7.550%	03/28/30			200	127,364

Interest Rate	Maturity Date			Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.253%	03/15/33			427	$444,137
7.375%	09/25/32			520	546,032
9.750%	11/01/28			847	1,008,498
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33			3,040	3,162,008
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27			1,315	1,512,454
5.100%	06/18/50	(a)		292	382,452
8.250%	05/21/31		UYU	725,010	16,930,204
8.500%	03/15/28		UYU	14,080	334,661
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28		UYU	128,765	3,060,554
9.875%	06/20/22		UYU	46,830	1,103,652

TOTAL SOVEREIGN BONDS (cost $151,483,904)					150,287,967

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%
Federal Home Loan Mortgage Corp.
1.500%	11/01/50			207	201,528
1.500%	01/01/51			417	405,582
1.500%	04/01/51			5,836	5,636,239
2.000%	09/01/50			2,729	2,738,270
2.000%	12/01/50			1,350	1,364,242
2.000%	12/01/50			1,826	1,845,580
2.000%	12/01/50			5,350	5,407,870
2.000%	01/01/51			2,646	2,675,151
2.000%	01/01/51			5,583	5,643,236
2.000%	02/01/51			1,221	1,234,220
2.000%	03/01/51			616	622,258
2.000%	03/01/51			2,529	2,556,786
2.000%	04/01/51			567	572,864
2.000%	04/01/51			1,184	1,197,336
2.000%	04/01/51			2,181	2,204,311
2.000%	04/01/51			3,512	3,550,142
2.500%	02/01/30			169	177,566
2.500%	04/01/30			158	165,438
2.500%	05/01/30			299	314,572
2.500%	07/01/30			18	18,833
2.500%	07/01/30			20	21,111
2.500%	07/01/30			70	73,736
2.500%	07/01/30			72	75,582
2.500%	08/01/30			263	277,419
2.500%	08/01/30			317	333,506
2.500%	09/01/30			247	260,220
2.500%	09/01/30			735	772,116
2.500%	04/01/31			609	640,555
2.500%	03/01/50			639	658,761
2.500%	07/01/50			10,331	10,548,761
2.500%	08/01/50			732	754,003
2.500%	09/01/50			12,148	12,576,052
2.500%	11/01/50			395	406,891
3.000%	09/01/27			149	156,634
3.000%	07/01/28			88	92,470
3.000%	01/01/30			88	93,434
3.000%	01/01/30			111	117,389

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/30		669	$708,017
3.000%	06/01/30		437	464,365
3.000%	07/01/30		50	53,217
3.000%	07/01/30		371	393,159
3.000%	08/01/30		47	49,437
3.000%	08/01/30		75	79,689
3.000%	10/01/32		8	8,755
3.000%	11/01/32		11	11,157
3.000%	12/01/32		10	10,394
3.000%	09/01/37		68	71,007
3.000%	06/01/38		1,327	1,391,581
3.000%	12/01/43		10,178	10,895,099
3.000%	12/01/46		32	33,700
3.000%	12/01/46		105	112,018
3.000%	12/01/46		180	192,312
3.000%	12/01/46		356	377,742
3.000%	02/01/47		2,768	2,963,437
3.000%	06/01/50		565	579,908
3.000%	07/01/50		1,133	1,163,391
3.000%	08/01/50		877	929,733
3.000%	08/01/50		1,682	1,789,494
3.000%	08/01/50		2,323	2,475,584
3.000%	08/01/50		2,861	3,060,733
3.500%	02/01/31		81	87,364
3.500%	04/01/31		35	37,951
3.500%	04/01/31		584	635,280
3.500%	04/01/32		1,574	1,711,194
3.500%	01/01/34		522	562,551
3.500%	05/01/35		2,019	2,174,126
3.500%	04/01/42		181	196,582
3.500%	05/01/42		6	6,738
3.500%	05/01/42		18	19,464
3.500%	08/01/42		68	73,899
3.500%	08/01/42		166	179,803
3.500%	10/01/42		29	30,619
3.500%	02/01/43		1,707	1,850,661
3.500%	06/01/43		122	131,709
3.500%	06/01/44		94	101,870
3.500%	01/01/45	(h)	12,846	14,009,177
3.500%	09/01/45		59	65,143
3.500%	11/01/45		238	257,786
3.500%	03/01/46		2,034	2,189,158
3.500%	09/01/46		179	189,672
3.500%	03/01/47		620	669,019
3.500%	10/01/47		478	525,270
3.500%	11/01/47		243	263,489
3.500%	12/01/47		624	684,701
3.500%	01/01/48		81	88,268
3.500%	01/01/48		135	146,723
3.500%	01/01/48		516	545,343
3.500%	01/01/48		2,636	2,872,251
3.500%	06/01/48		717	777,903
3.500%	06/01/49		1,167	1,275,653
3.500%	08/01/49		4,493	4,933,586
3.500%	04/01/50		2,051	2,158,175
3.500%	08/01/50		761	821,762
3.500%	08/01/50		881	947,976
4.000%	08/01/40		73	79,271

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/40	163	$179,500
4.000%	09/01/40	481	526,228
4.000%	04/01/41	5	5,250
4.000%	12/01/42	85	91,922
4.000%	04/01/44	174	191,664
4.000%	07/01/44	82	89,594
4.000%	01/01/45	233	255,471
4.000%	01/01/45	5,773	6,312,027
4.000%	02/01/45	19	20,880
4.000%	02/01/45	47	51,340
4.000%	09/01/45	375	409,555
4.000%	09/01/45	5,072	5,647,684
4.000%	12/01/45	74	79,832
4.000%	12/01/45	80	86,985
4.000%	07/01/47	1,173	1,275,921
4.000%	04/01/48	2,303	2,564,814
4.000%	06/01/48	475	514,673
4.000%	11/01/48	122	129,936
4.000%	05/01/49	96	103,686
4.000%	06/01/50	2,945	3,196,957
4.500%	08/01/39	214	236,152
4.500%	12/01/39	60	67,517
4.500%	07/01/40	21	23,413
4.500%	05/01/41	169	186,335
4.500%	05/01/41	183	201,695
4.500%	05/01/42	336	373,100
4.500%	11/01/43	198	217,865
4.500%	12/01/43	466	522,439
4.500%	04/01/47	971	1,065,777
4.500%	05/01/47	374	413,510
4.500%	07/01/47	459	503,557
4.500%	07/01/47	1,428	1,580,856
4.500%	08/01/47	214	232,203
4.500%	10/01/47	282	304,807
4.500%	12/01/47	216	234,208
4.500%	02/01/48	104	113,191
4.500%	06/01/48	169	182,714
4.500%	07/01/48	831	895,475
4.500%	07/01/48	1,290	1,427,649
4.500%	08/01/48	1,080	1,182,523
4.500%	08/01/48	1,251	1,347,965
4.500%	08/01/48	1,993	2,203,056
4.500%	08/01/48	2,327	2,511,950
4.500%	09/01/48	50	53,934
4.500%	09/01/48	1,367	1,474,283
4.500%	09/01/48	5,340	5,729,851
4.500%	12/01/48	410	440,780
4.500%	12/01/48	5,206	5,609,325
4.500%	04/01/49	664	727,536
5.000%	11/01/41	1,235	1,399,018
5.000%	09/01/48	418	458,320
5.000%	10/01/48	223	244,563
5.000%	12/01/48	2,140	2,339,151
5.000%	10/01/49	14,690	16,126,205
5.000%	03/01/50	8,972	9,834,666
5.000%	07/01/50	345	378,715
5.500%	02/01/35	35	40,257
5.500%	06/01/36	11	12,765

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	10/01/36	6	$7,299
5.500%	10/01/36	13	14,881
5.500%	12/01/36	5	5,751
5.500%	12/01/36	7	7,979
5.500%	12/01/36	16	18,048
5.500%	03/01/37	5	6,202
5.500%	04/01/37	7	8,081
5.500%	01/01/38	1	1,145
5.500%	01/01/38	7	7,591
5.500%	02/01/38	1	1,197
5.500%	02/01/38	1,068	1,243,799
5.500%	04/01/38	697	811,099
5.500%	05/01/38	191	217,425
5.500%	06/01/38	213	247,282
5.500%	07/01/38	271	315,839
5.500%	08/01/38	162	188,034
5.500%	08/01/38	270	314,008
5.500%	01/01/39	334	388,910
6.000%	01/01/27	93	104,352
6.000%	12/01/28	1	1,646
6.000%	01/01/32	1	744
6.000%	11/01/32	1	1,599
6.000%	03/01/33	5	5,602
6.000%	11/01/33	4	4,555
6.000%	02/01/34	134	158,895
6.000%	12/01/34	2	2,416
6.000%	01/01/36	20	23,529
6.000%	03/01/36	1	1,206
6.000%	04/01/36	19	22,088
6.000%	08/01/36	10	12,275
6.000%	11/01/36	16	18,089
6.000%	12/01/36	539	632,319
6.000%	03/01/37	1	685
6.000%	04/01/37	1	693
6.000%	05/01/37	7	8,663
6.000%	07/01/37	1	1,628
6.000%	08/01/37	18	21,089
6.000%	09/01/37	1	1,189
6.000%	09/01/37	5	6,095
6.000%	10/01/37	1	741
6.000%	10/01/37	4	4,655
6.000%	10/01/37	9	10,499
6.000%	10/01/37	18	20,883
6.000%	11/01/37	156	183,102
6.000%	11/01/37	1,426	1,691,253
6.000%	12/01/37	2	1,879
6.000%	01/01/38	3	3,235
6.000%	01/01/38	7	8,359
6.000%	01/01/38	10	11,807
6.000%	01/01/38	12	13,806
6.000%	01/01/38	13	15,129
6.000%	01/01/38	20	23,733
6.000%	04/01/38	3	3,674
6.000%	04/01/38	24	28,937
6.000%	06/01/38	1	775
6.000%	07/01/38	35	41,160
6.000%	08/01/38	2	2,779
6.000%	08/01/38	4	4,644

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	08/01/38	226	$265,380
6.000%	09/01/38	1	653
6.000%	09/01/38	9	11,162
6.000%	10/01/38	7	8,244
6.000%	11/01/38	2	2,167
6.000%	01/01/39	514	605,419
6.000%	08/01/39	4	4,900
6.000%	10/01/39	7	8,236
6.000%	03/01/40	10	11,172
6.000%	04/01/40	275	310,185
6.000%	05/01/40	1	1,313
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.801% (Cap
9.296%, Floor 1.801%)
2.301%(c)	11/01/35	63	62,970
Federal National Mortgage Assoc.
1.500%	TBA	14,522	14,697,001
1.500%	01/01/51	485	471,746
1.500%	02/01/51	7,063	6,927,085
2.000%	TBA	6,564	6,627,589
2.000%	TBA	22,748	23,462,874
2.000%	TBA	82,142	82,607,258
2.000%	10/01/31	80	82,801
2.000%	11/01/31	24	24,870
2.000%	11/01/31	129	133,134
2.000%	11/01/31	384	397,944
2.000%	11/01/31	443	458,012
2.000%	12/01/31	106	110,012
2.000%	03/01/32	661	684,455
2.000%	04/01/50	294	293,373
2.000%	08/01/50	1,105	1,108,465
2.000%	11/01/50	519	520,271
2.000%	11/01/50	665	672,092
2.000%	11/01/50	868	871,268
2.000%	11/01/50	1,129	1,141,486
2.000%	11/01/50	3,357	3,393,878
2.000%	12/01/50	3,226	3,260,572
2.000%	12/01/50	6,606	6,678,030
2.000%	01/01/51	5,217	5,273,870
2.000%	01/01/51	5,393	5,451,106
2.000%	03/01/51	3,015	3,047,343
2.000%	03/01/51	4,491	4,546,023
2.000%	04/01/51	1,180	1,192,513
2.000%	04/01/51	1,269	1,282,310
2.000%	04/01/51	1,275	1,289,007
2.500%	TBA	2,919	3,043,543
2.500%	TBA	8,371	8,658,099
2.500%	TBA	38,268	39,420,525
2.500%	TBA	150,422	155,287,069
2.500%	09/01/27	21	21,987
2.500%	09/01/27	29	30,201
2.500%	02/01/28	9	9,108
2.500%	04/01/28	18	19,392
2.500%	08/01/28	48	50,186
2.500%	02/01/30	5	4,784
2.500%	02/01/30	6	5,770
2.500%	02/01/30	18	18,845
2.500%	03/01/30	44	45,825
2.500%	04/01/30	89	93,494

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	05/01/30	181	$190,642
2.500%	07/01/30	25	26,127
2.500%	07/01/30	90	94,598
2.500%	07/01/30	141	148,705
2.500%	08/01/30	54	57,112
2.500%	08/01/30	150	157,948
2.500%	08/01/30	191	200,109
2.500%	08/01/30	336	353,406
2.500%	09/01/30	179	188,009
2.500%	09/01/30	226	238,266
2.500%	11/01/30	14	15,121
2.500%	11/01/30	199	209,229
2.500%	11/01/30	204	214,437
2.500%	11/01/30	215	225,512
2.500%	11/01/30	230	241,803
2.500%	03/01/31	31	32,888
2.500%	06/01/31	285	300,302
2.500%	07/01/31	142	149,687
2.500%	08/01/31	21	22,096
2.500%	10/01/31	221	232,914
2.500%	10/01/31	354	373,107
2.500%	10/01/31	501	527,900
2.500%	10/01/31	602	632,804
2.500%	11/01/31	22	23,264
2.500%	11/01/31	24	24,930
2.500%	11/01/31	52	54,590
2.500%	11/01/31	99	104,512
2.500%	11/01/31	193	203,527
2.500%	11/01/31	342	360,091
2.500%	11/01/31	456	479,072
2.500%	02/01/32	37	39,318
2.500%	03/01/32	128	135,199
2.500%	03/01/32	327	344,237
2.500%	03/01/32	351	369,486
2.500%	08/01/32	890	934,753
2.500%	02/01/33	1,636	1,717,149
2.500%	12/01/35	1,285	1,355,973
2.500%	12/01/35	1,454	1,532,084
2.500%	10/01/50	375	386,162
2.500%	11/01/50	612	629,891
2.500%	05/01/51	3,125	3,241,761
3.000%	TBA	2,168	2,277,700
3.000%	04/01/28	60	63,749
3.000%	05/01/28	64	67,497
3.000%	10/01/28	10	10,637
3.000%	10/01/28	98	103,583
3.000%	11/01/28	11	11,330
3.000%	10/01/29	172	182,678
3.000%	03/01/30	289	307,115
3.000%	04/01/30	236	250,052
3.000%	04/01/30	3,062	3,248,069
3.000%	05/01/30	138	146,449
3.000%	05/01/30	240	253,876
3.000%	07/01/30	35	37,179
3.000%	07/01/30	52	55,254
3.000%	07/01/30	192	203,188
3.000%	08/01/30	21	22,772
3.000%	08/01/30	47	50,322

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/30	53	$56,454
3.000%	08/01/30	245	259,413
3.000%	08/01/30	269	284,764
3.000%	08/01/30	306	324,002
3.000%	08/01/30	353	374,682
3.000%	08/01/30	661	698,988
3.000%	08/01/30	1,232	1,308,118
3.000%	09/01/30	30	31,388
3.000%	09/01/30	105	110,220
3.000%	09/01/30	201	213,450
3.000%	09/01/31	173	183,981
3.000%	02/01/32	202	212,182
3.000%	08/01/35	93	98,966
3.000%	08/01/35	100	107,150
3.000%	12/01/35	13	13,791
3.000%	12/01/35	25	26,734
3.000%	10/01/36	40	42,123
3.000%	11/01/36	120	127,828
3.000%	11/01/36	305	324,203
3.000%	12/01/36	265	281,464
3.000%	12/01/36	371	395,171
3.000%	11/01/44	5,285	5,676,424
3.000%	02/01/45	290	308,524
3.000%	03/01/45	842	904,842
3.000%	04/01/45	115	121,257
3.000%	04/01/45	225	239,927
3.000%	05/01/45	2,234	2,378,358
3.000%	07/01/45	1,331	1,420,470
3.000%	05/01/46	132	138,775
3.000%	06/01/46	42	44,182
3.000%	06/01/46	72	76,286
3.000%	06/01/46	332	356,560
3.000%	08/01/46	79	85,149
3.000%	09/01/46	436	467,336
3.000%	10/01/46	239	250,402
3.000%	11/01/46	1,198	1,273,190
3.000%	01/01/47	137	144,500
3.000%	01/01/47	169	178,025
3.000%	01/01/47	382	401,836
3.000%	02/01/47	237	249,818
3.000%	02/01/47	272	288,543
3.000%	03/01/47	453	481,124
3.000%	03/01/47	470	492,115
3.000%	03/01/47	589	625,737
3.000%	11/01/47	47	48,767
3.000%	04/01/48	165	169,274
3.000%	08/01/50	2,081	2,213,356
3.500%	TBA	14,145	14,888,615
3.500%	11/01/27	39	42,166
3.500%	11/01/28	239	256,166
3.500%	12/01/28	128	137,520
3.500%	12/01/28	168	181,631
3.500%	12/01/28	976	1,055,154
3.500%	12/01/28	1,430	1,545,680
3.500%	02/01/29	355	383,592
3.500%	02/01/29	909	985,692
3.500%	03/01/29	282	303,885
3.500%	08/01/30	200	217,666

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/42	80	$86,252
3.500%	02/01/42	375	397,617
3.500%	04/01/42	28	30,799
3.500%	04/01/42	87	94,061
3.500%	05/01/42	15	16,180
3.500%	06/01/42	15	16,766
3.500%	06/01/42	21	23,058
3.500%	07/01/42	44	47,929
3.500%	02/01/45	293	316,437
3.500%	02/01/45	974	1,051,880
3.500%	03/01/46	382	406,331
3.500%	07/01/46	163	173,415
3.500%	03/01/47	76	82,408
3.500%	05/01/47	601	651,394
3.500%	07/01/47	39	41,228
3.500%	11/01/47	501	529,067
3.500%	11/01/47	839	887,493
3.500%	12/01/47	832	880,045
3.500%	01/01/48	496	524,824
3.500%	01/01/48	934	1,005,928
3.500%	02/01/48	368	389,193
3.500%	04/01/48	118	128,535
3.500%	02/01/50	7,304	7,706,561
3.500%	08/01/50	313	336,293
3.500%	08/01/50	1,555	1,693,590
4.000%	05/01/29	2	2,311
4.000%	10/01/30	9	10,120
4.000%	10/01/31	284	309,394
4.000%	10/01/33	449	487,597
4.000%	11/01/33	2,890	3,145,943
4.000%	01/01/36	329	359,976
4.000%	01/01/41	95	103,592
4.000%	04/01/42	71	77,594
4.000%	05/01/42	186	204,609
4.000%	05/01/42	537	590,418
4.000%	01/01/44	557	620,376
4.000%	03/01/45	263	287,602
4.000%	12/01/45	995	1,081,233
4.000%	07/01/47	199	213,361
4.000%	08/01/47	515	562,762
4.000%	12/01/47	146	156,115
4.000%	05/01/48	504	538,006
4.000%	06/01/48	67	70,964
4.000%	06/01/48	1,205	1,283,683
4.000%	07/01/48	5,677	6,051,088
4.000%	08/01/48	55	59,399
4.000%	08/01/48	121	129,352
4.000%	08/01/48	343	375,705
4.000%	09/01/48	242	258,356
4.000%	09/01/48	407	433,770
4.000%	09/01/48	14,775	15,736,255
4.000%	11/01/48	148	157,594
4.000%	12/01/48	24	25,651
4.000%	12/01/48	2,020	2,147,374
4.000%	12/01/48	8,257	8,796,583
4.000%	01/01/49	522	566,421
4.000%	03/01/49	733	779,314
4.000%	03/01/49	16,114	17,128,197

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	04/01/49		506		$537,676
4.000%	02/01/50		152		162,969
4.000%	03/01/50		15,617		16,599,672
4.000%	03/01/50		25,326		26,929,829
4.000%	09/01/50	(h)	55,564		59,059,739
4.500%	TBA		4,806		5,170,205
4.500%	07/01/22		—	(r)	41
4.500%	04/01/24		9		9,364
4.500%	08/01/24		1		999
4.500%	09/01/24		—	(r)	421
4.500%	09/01/24		1		904
4.500%	12/01/24		6		6,370
4.500%	02/01/25		2		2,253
4.500%	03/01/25		1		565
4.500%	03/01/25		7		7,368
4.500%	04/01/25		1		741
4.500%	04/01/25		1		1,092
4.500%	04/01/25		3		2,687
4.500%	04/01/25		4		4,677
4.500%	04/01/25		12		13,053
4.500%	05/01/25		1		1,105
4.500%	05/01/25		2		1,929
4.500%	07/01/25		14		15,396
4.500%	09/01/25		—	(r)	380
4.500%	09/01/25		2		1,860
4.500%	11/01/35		12		12,601
4.500%	04/01/39		4		3,981
4.500%	04/01/39		5		6,092
4.500%	06/01/39		22		24,387
4.500%	08/01/39		42		47,146
4.500%	06/01/40		44		49,893
4.500%	07/01/40		86		94,614
4.500%	08/01/40		23		25,671
4.500%	01/01/41		43		47,612
4.500%	03/01/41		14		15,381
4.500%	04/01/41		1		1,120
4.500%	05/01/41		4		4,735
4.500%	05/01/41		4		4,953
4.500%	07/01/41		8		8,299
4.500%	07/01/41		46		51,551
4.500%	08/01/41		116		127,943
4.500%	09/01/41		37		41,175
4.500%	10/01/41		10		11,025
4.500%	10/01/41		33		36,829
4.500%	01/01/42		7		8,138
4.500%	06/01/42		13		14,525
4.500%	09/01/42		363		403,919
4.500%	11/01/42		50		54,360
4.500%	10/01/43		393		434,739
4.500%	11/01/43		1,338		1,503,502
4.500%	03/01/44		557		615,673
4.500%	05/01/44		164		181,465
4.500%	01/01/45		496		551,949
4.500%	05/01/45		462		506,136
4.500%	07/01/45		616		685,058
4.500%	09/01/45		143		159,272
4.500%	11/01/45		15		16,801
4.500%	11/01/45		101		113,094

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	11/01/45	819	$907,270
4.500%	12/01/45	295	328,653
4.500%	07/01/46	1,760	1,978,262
4.500%	08/01/46	371	414,711
4.500%	01/01/47	32	34,157
4.500%	09/01/47	28	30,518
4.500%	10/01/47	25	27,924
4.500%	10/01/47	38	41,584
4.500%	10/01/47	167	184,338
4.500%	11/01/47	12	13,229
4.500%	11/01/47	51	54,869
4.500%	11/01/47	573	631,262
4.500%	11/01/47	743	810,064
4.500%	12/01/47	27	29,189
4.500%	12/01/47	97	105,872
4.500%	01/01/48	1,301	1,431,089
4.500%	02/01/48	51	55,562
4.500%	03/01/48	31	34,051
4.500%	03/01/48	38	41,287
4.500%	04/01/48	283	318,553
4.500%	05/01/48	41	45,085
4.500%	05/01/48	1,492	1,667,828
4.500%	05/01/48	4,044	4,469,596
4.500%	06/01/48	71	77,127
4.500%	06/01/48	12,640	13,604,845
4.500%	07/01/48	25	27,282
4.500%	07/01/48	26	27,983
4.500%	07/01/48	168	188,853
4.500%	07/01/48	2,572	2,767,732
4.500%	08/01/48	125	134,520
4.500%	08/01/48	967	1,065,754
4.500%	08/01/48	1,911	2,059,653
4.500%	10/01/48	12	12,425
4.500%	11/01/48	770	847,297
4.500%	12/01/48	82	88,307
4.500%	12/01/48	514	553,946
4.500%	02/01/49	5,683	6,394,032
4.500%	04/01/49	1,887	2,033,136
4.500%	05/01/49	5,243	5,898,988
4.500%	10/01/49	126	134,718
4.500%	02/01/50	4,515	4,844,177
5.000%	02/01/35	1,505	1,720,492
5.000%	08/01/35	3	3,758
5.000%	09/01/35	9	10,431
5.000%	09/01/35	69	78,943
5.000%	10/01/35	3	3,308
5.000%	03/01/36	3	3,828
5.000%	12/01/36	2	2,630
5.000%	06/01/37	8	8,433
5.000%	01/01/38	7	7,706
5.000%	12/01/39	5	5,273
5.000%	01/01/40	3	3,463
5.000%	05/01/40	3	3,407
5.000%	05/01/40	11	11,701
5.000%	01/01/41	10	11,010
5.000%	04/01/41	6	6,205
5.000%	05/01/41	3	3,323
5.000%	07/01/41	1,531	1,734,546

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	01/01/42	8		$8,706
5.000%	12/01/43	2,432		2,782,745
5.000%	09/01/48	588		644,883
5.000%	01/01/49	729		798,070
5.000%	01/01/49	1,099		1,203,004
5.000%	08/01/49	769		844,928
5.000%	12/01/49	4,651		5,092,658
5.500%	09/01/21	—	(r)	108
5.500%	01/01/22	1		919
5.500%	03/01/22	—	(r)	262
5.500%	04/01/22	4		3,706
5.500%	11/01/22	—	(r)	99
5.500%	12/01/22	—	(r)	140
5.500%	04/01/24	2		2,084
5.500%	06/01/24	3		3,538
5.500%	09/01/27	—	(r)	335
5.500%	07/01/28	6		7,241
5.500%	04/01/30	23		25,836
5.500%	12/01/30	—	(r)	501
5.500%	11/01/32	1		710
5.500%	12/01/32	2		2,639
5.500%	01/01/33	27		29,866
5.500%	01/01/33	38		42,245
5.500%	04/01/33	—	(r)	292
5.500%	04/01/33	18		20,701
5.500%	06/01/33	1		1,036
5.500%	07/01/33	10		11,709
5.500%	09/01/33	3		2,805
5.500%	09/01/33	8		9,679
5.500%	10/01/33	18		21,196
5.500%	11/01/33	1		1,716
5.500%	11/01/33	2		2,119
5.500%	11/01/33	4		3,914
5.500%	11/01/33	4		4,867
5.500%	11/01/33	8		9,624
5.500%	11/01/33	10		11,765
5.500%	12/01/33	2		1,969
5.500%	12/01/33	9		10,264
5.500%	01/01/34	1		691
5.500%	01/01/34	6		6,621
5.500%	02/01/34	1		726
5.500%	02/01/34	2		2,794
5.500%	02/01/34	15		17,047
5.500%	03/01/34	2		2,580
5.500%	03/01/34	14		16,578
5.500%	04/01/34	1		1,281
5.500%	07/01/34	—	(r)	491
5.500%	07/01/34	11		12,354
5.500%	09/01/34	8		9,750
5.500%	11/01/34	2		2,459
5.500%	12/01/34	1		962
5.500%	12/01/34	2		2,020
5.500%	12/01/34	3		3,523
5.500%	12/01/34	8		9,542
5.500%	02/01/35	1		938
5.500%	02/01/35	3		3,459
5.500%	02/01/35	18		20,947
5.500%	03/01/35	15		16,696

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	03/01/35	18		$20,285
5.500%	03/01/35	19		21,809
5.500%	04/01/35	1		1,166
5.500%	04/01/35	16		17,979
5.500%	05/01/35	2		2,385
5.500%	05/01/35	6		7,139
5.500%	06/01/35	2		1,726
5.500%	07/01/35	3		3,637
5.500%	09/01/35	4		4,945
5.500%	09/01/35	18		20,400
5.500%	10/01/35	3		3,113
5.500%	10/01/35	3		4,023
5.500%	10/01/35	4		5,171
5.500%	10/01/35	9		10,514
5.500%	10/01/35	13		14,450
5.500%	10/01/35	14		16,189
5.500%	11/01/35	—	(r)	180
5.500%	11/01/35	—	(r)	267
5.500%	11/01/35	13		15,001
5.500%	12/01/35	—	(r)	556
5.500%	12/01/35	1		572
5.500%	12/01/35	1		685
5.500%	12/01/35	2		1,900
5.500%	12/01/35	2		2,386
5.500%	12/01/35	7		8,068
5.500%	12/01/35	11		12,958
5.500%	12/01/35	28		32,563
5.500%	01/01/36	2		2,680
5.500%	02/01/36	1		1,212
5.500%	03/01/36	2		2,070
5.500%	03/01/36	5		5,948
5.500%	03/01/36	16		18,990
5.500%	05/01/36	—	(r)	197
5.500%	07/01/36	—	(r)	528
5.500%	07/01/36	3		3,567
5.500%	08/01/36	3		3,039
5.500%	11/01/36	4		4,342
5.500%	01/01/37	17		20,182
5.500%	02/01/37	14		15,754
5.500%	04/01/37	13		14,240
5.500%	06/01/37	4		4,496
5.500%	06/01/37	4		5,025
5.500%	08/01/37	1		1,133
5.500%	08/01/37	2		1,819
5.500%	08/01/37	8		8,813
5.500%	08/01/37	13		15,006
5.500%	03/01/38	16		18,848
5.500%	12/01/38	6		6,749
5.500%	01/01/39	67		77,398
5.500%	09/01/39	9		10,519
5.500%	12/01/39	90		103,965
5.500%	06/01/40	17		18,914
5.500%	01/01/49	1,368		1,524,834
5.500%	09/01/49	1,492		1,659,954
5.500%	04/01/50	1,265		1,407,055
6.000%	09/01/21	—	(r)	161
6.000%	11/01/28	1		898
6.000%	02/01/29	1		721

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	03/01/32	1		$862
6.000%	05/01/33	—	(r)	380
6.000%	01/01/34	17		20,025
6.000%	11/01/35	5		5,152
6.000%	12/01/35	2		2,610
6.000%	03/01/36	—	(r)	473
6.000%	04/01/36	5		5,222
6.000%	06/01/36	—	(r)	147
6.000%	06/01/36	—	(r)	240
6.000%	07/01/36	—	(r)	270
6.000%	07/01/36	3		3,168
6.000%	08/01/36	—	(r)	134
6.000%	08/01/36	2		1,897
6.000%	08/01/36	15		17,668
6.000%	09/01/36	—	(r)	330
6.000%	09/01/36	—	(r)	378
6.000%	09/01/36	—	(r)	484
6.000%	09/01/36	1		704
6.000%	09/01/36	1		1,261
6.000%	09/01/36	3		3,785
6.000%	09/01/36	21		23,685
6.000%	10/01/36	1		1,519
6.000%	10/01/36	10		11,546
6.000%	10/01/36	11		12,565
6.000%	11/01/36	—	(r)	321
6.000%	11/01/36	1		1,077
6.000%	11/01/36	2		1,812
6.000%	11/01/36	2		2,784
6.000%	11/01/36	6		6,417
6.000%	11/01/36	13		15,000
6.000%	11/01/36	14		16,030
6.000%	12/01/36	—	(r)	198
6.000%	12/01/36	—	(r)	270
6.000%	12/01/36	1		911
6.000%	12/01/36	4		4,529
6.000%	12/01/36	5		5,930
6.000%	12/01/36	9		10,704
6.000%	12/01/36	10		11,512
6.000%	01/01/37	1		697
6.000%	01/01/37	1		931
6.000%	01/01/37	6		6,882
6.000%	01/01/37	16		18,825
6.000%	01/01/37	18		20,579
6.000%	01/01/37	1,591		1,885,563
6.000%	02/01/37	12		14,418
6.000%	02/01/37	258		305,689
6.000%	03/01/37	13		15,715
6.000%	03/01/37	20		23,456
6.000%	03/01/37	77		86,689
6.000%	05/01/37	2		2,378
6.000%	05/01/37	12		14,125
6.000%	05/01/37	13		14,986
6.000%	05/01/37	31		34,586
6.000%	06/01/37	5		5,133
6.000%	07/01/37	—	(r)	287
6.000%	08/01/37	1		1,354
6.000%	08/01/37	6		6,960
6.000%	08/01/37	10		11,419

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	08/01/37	18		$21,010
6.000%	10/01/37	—	(r)	372
6.500%	10/01/36	723		893,565
Government National Mortgage Assoc.
2.000%	TBA	31,614		32,196,883
2.500%	TBA	32,541		33,675,265
2.500%	11/20/49	89		90,614
2.500%	12/20/49	183		186,143
2.500%	12/20/49	204		208,085
3.000%	TBA	28,800		30,038,062
3.000%	TBA	67,924		70,870,622
3.000%	12/20/44	33		35,409
3.000%	02/15/45	378		395,709
3.500%	TBA	10,822		11,360,471
3.500%	01/15/42	162		174,079
3.500%	04/15/43	240		254,046
3.500%	04/20/43	447		479,877
3.500%	05/20/43	275		294,861
3.500%	02/20/44	1,669		1,792,660
3.500%	03/20/45	49		51,714
3.500%	04/20/45	74		78,684
3.500%	05/20/45	165		176,308
3.500%	07/20/45	55		59,189
3.500%	08/20/45	73		77,555
3.500%	10/20/45	139		147,579
3.500%	11/20/45	50		53,749
3.500%	12/20/45	764		817,556
3.500%	01/20/46	154		164,241
3.500%	05/20/46	329		350,411
3.500%	07/20/46	694		738,111
3.500%	09/20/46	138		147,208
3.500%	10/20/46	85		91,417
3.500%	10/20/46	105		113,477
3.500%	10/20/46	120		128,328
3.500%	10/20/46	173		185,562
3.500%	10/20/46	234		251,075
3.500%	05/20/47	5,373		5,700,941
3.500%	11/20/47	4,777		5,070,325
3.500%	03/20/48	68		71,720
3.500%	04/20/48	27		28,504
4.000%	TBA	8,855		9,350,672
4.000%	04/20/39	14		15,662
4.000%	07/20/39	230		251,773
4.000%	10/20/40	246		269,563
4.000%	12/20/40	1,462		1,599,740
4.000%	01/20/41	42		46,102
4.000%	03/15/41	170		187,128
4.000%	10/20/46	43		46,555
4.000%	05/20/47	277		296,411
4.000%	06/20/47	694		743,892
4.000%	11/20/47	812		867,310
4.000%	12/20/47	399		426,245
4.000%	05/20/50	101		106,842
4.500%	TBA	3,003		3,200,072
4.500%	12/20/39	19		21,054
4.500%	01/20/40	23		25,637
4.500%	02/20/40	19		20,710
4.500%	05/20/40	155		171,459

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/20/40		8	$8,540
4.500%	09/20/40		10	10,931
4.500%	10/20/40		14	15,363
4.500%	07/20/41		78	83,968
4.500%	02/20/42		422	466,639
4.500%	03/15/47		130	148,100
4.500%	04/15/47		122	138,337
4.500%	04/15/47		169	192,685
4.500%	05/15/47		104	118,888
4.500%	09/20/48		561	610,024
4.500%	03/20/49		1,148	1,224,197
4.500%	04/20/49		24	25,938
4.500%	05/20/49		202	215,597
4.500%	08/20/50		611	650,527
5.000%	04/15/38		43	48,567
5.000%	08/15/38		94	108,923
5.000%	10/15/38		7	8,499
5.000%	10/15/38		385	445,300
5.000%	12/15/38		150	173,005
5.000%	01/15/39		29	32,479
5.000%	02/15/39		71	82,778
5.000%	02/15/39		85	98,705
5.000%	02/15/39		113	130,653
5.000%	02/15/39		370	428,129
5.000%	03/15/39		499	578,136
5.000%	04/15/39		127	147,150
5.000%	04/15/39		137	158,090
5.000%	05/15/39		103	118,125
5.000%	05/15/39		398	455,567
5.000%	11/15/39		218	252,062
5.000%	09/15/40		466	539,578
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65		7,765	10,863,711
4.625%	09/15/60		1,540	2,265,591
4.875%	01/15/48		1,315	1,890,069
5.250%	09/15/39		970	1,382,582

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,180,798,782)				1,189,840,655

U.S. TREASURY OBLIGATIONS — 10.1%
U.S. Treasury Bonds
1.125%	05/15/40		1,131	976,548
1.125%	08/15/40		1,131	973,013
1.375%	11/15/40		1,131	1,015,956
1.625%	11/15/50		985	884,345
1.875%	02/15/41		5,610	5,493,417
2.250%	08/15/49		6,075	6,291,422
2.375%	11/15/49		184	195,874
2.375%	05/15/51		9,118	9,734,890
2.500%	02/15/45	(h)	7,404	8,006,732
2.750%	11/15/47	(h)	7,404	8,424,364
2.875%	05/15/43		1,251	1,437,673
2.875%	11/15/46		1,201	1,393,160
3.000%	02/15/48	(h)	8,605	10,252,051
3.125%	02/15/43		1,251	1,493,772
3.625%	08/15/43		1,251	1,609,881
3.750%	11/15/43		1,251	1,641,351
3.875%	08/15/40		1,456	1,912,820

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
4.250%	05/15/39		327	$447,019
4.250%	11/15/40		1,456	2,006,777
4.375%	11/15/39		327	454,428
4.500%	08/15/39		327	460,457
4.625%	02/15/40		1,456	2,087,995
U.S. Treasury Notes
0.125%	09/15/23		18,700	18,632,797
0.250%	04/15/23		11,436	11,443,147
0.375%	03/31/22		3,960	3,968,662
0.375%	04/30/25		17,653	17,462,679
0.375%	09/30/27		2,125	2,030,537
0.500%	03/15/23	(a)	77,411	77,807,127
0.500%	05/31/27		6,690	6,476,756
0.750%	03/31/26		7,880	7,845,525
0.750%	05/31/26	(a)	18,080	17,979,713
0.750%	01/31/28	(a)	7,985	7,773,834
0.875%	06/30/26		20,560	20,553,575
0.875%	11/15/30	(a)	5,270	5,012,264
1.125%	07/31/21		5,428	5,432,453
1.250%	04/30/28	(a)	2,365	2,373,130
1.500%	01/31/22		4,822	4,862,120
1.500%	10/31/24		18,350	18,936,340
1.500%	08/15/26		3,496	3,600,061
1.500%	02/15/30		2,540	2,565,400
1.625%	10/31/23		13,480	13,889,666
1.625%	11/30/26		2,182	2,259,222
1.625%	08/15/29		2,481	2,537,598
1.625%	05/15/31	(a)	3,525	3,580,078
1.750%	07/31/21		2,927	2,931,002
1.750%	04/30/22		4,579	4,642,140
1.750%	07/15/22		11,436	11,631,663
1.750%	07/31/24		4,661	4,844,527
1.750%	12/31/24		18,350	19,096,902
1.750%	11/15/29		1,758	1,814,860
2.000%	02/15/25		3,017	3,167,614
2.125%	12/31/22		2,411	2,481,352
2.125%	07/31/24		2,411	2,532,680
2.125%	05/15/25		2,655	2,803,099
2.250%	08/15/27	(h)	9,209	9,848,594
2.375%	05/15/27		4,616	4,969,412
2.375%	05/15/29		782	843,949
2.625%	02/15/29		782	857,512
2.750%	05/31/23		2,411	2,526,841
2.875%	08/15/28		723	803,999
3.125%	11/15/28		723	817,894

TOTAL U.S. TREASURY OBLIGATIONS (cost $404,089,292)				400,830,669

			Shares

COMMON STOCKS — 0.3%
Diversified Financial Services — 0.0%
ArcLight Clean Transition Corp. II*			14,608	146,810
Climate Real Impact Solutions II Acquisition Corp.*			6,255	63,301
Jaws Mustang Acquisition Corp.*(a)			7,435	74,796
Northern Genesis Acquisition Corp. II*			6,191	64,851
Pivotal Investment Corp. III*			17,546	175,460

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (cont’d.)
Reinvent Technology Partners Y*	22,056	$222,545
Science Strategic Acquisition Corp. Alpha*	18,964	188,502
Thimble Point Acquisition Corp.*	21,690	224,492
Tishman Speyer Innovation Corp. II*	11,247	113,032

		1,273,789

Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.*	64,502	625,669
Park Hotels & Resorts, Inc.*	30,419	626,936
Service Properties Trust	65,303	822,818
Sunstone Hotel Investors, Inc.*	44,423	551,734
Xenia Hotels & Resorts, Inc.*	35,558	666,001

		3,293,158

Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.	3,401	703,123

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.*	11,920	1,236,700

Household Durables — 0.1%
Beazer Homes USA, Inc.*	7,094	136,843
Century Communities, Inc.	9,340	621,484
Taylor Morrison Home Corp.*	22,541	595,533

		1,353,860

Interactive Media & Services — 0.0%
Genius Sports Ltd. (United Kingdom)*(a)	24,349	457,031

Media — 0.0%
Altice USA, Inc. (Class A Stock)*	8,902	303,914

Oil, Gas & Consumable Fuels — 0.1%
Bruin Purchaser LLC^	21,094	2
California Resources Corp.*(a)	97,248	2,931,055
Chesapeake Energy Corp.	55	2,855
Chesapeake Energy Corp. Backstop Commitment*^	751	38,553
Devon Energy Corp.	7,567	220,881
Diamondback Energy, Inc.	2,765	259,606
Green Plains, Inc.*	25,599	860,638
Ovintiv, Inc.	7,726	243,137
Pioneer Energy Services Corp.*^	1,376	20,365

		4,577,092

Real Estate Management & Development — 0.0%
Forestar Group, Inc.*	16,551	346,081

TOTAL COMMON STOCKS (cost $10,180,176)		13,544,748

	Units
WARRANTS* — 0.0%
Diversified Financial Services — 0.0%
Climate Change Crisis Real Impact I Acquisition Corp., expiring 09/15/25	13,180	53,773
Decarbonization Plus Acquisition Corp., expiring 10/02/25	22,329	51,133

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Units	Value
WARRANTS* (continued)
Diversified Financial Services (cont’d.)
Dragoneer Growth Opportunities Corp., expiring 08/14/25	6,191	$12,444
Lakestar Spac I SE (Luxembourg), expiring 12/31/25	4,042	4,313
Rotor Acquisition Corp., expiring 06/15/27	53,520	65,830
Tortoise Acquisition Corp. II, expiring 06/14/27	13,580	29,469
TPG Pace Beneficial Finance Corp., expiring 10/09/27	5,890	19,496

		236,458

Health Care Providers & Services — 0.0%
Cano Health, Inc., expiring 07/06/25	23,091	85,171

Hotels, Restaurants & Leisure — 0.0%
Target Hospitality Corp., expiring 03/15/24	1,429	786

Interactive Media & Services — 0.0%
Genius Sports Ltd. (United Kingdom), expiring 12/31/28	36,580	290,445

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., expiring 10/27/24	471	3,617
Chesapeake Energy Corp., expiring 02/09/26	1,248	26,034

		29,651

Software — 0.0%
Latch, Inc., expiring 12/31/26	29,405	102,918

TOTAL WARRANTS (cost $588,052)		745,429

TOTAL LONG-TERM INVESTMENTS (cost $3,795,263,453)		3,857,635,280

	Shares

SHORT-TERM INVESTMENTS — 21.9%

AFFILIATED MUTUAL FUNDS — 20.4%
PGIM Core Ultra Short Bond Fund(wa)	572,081,194	572,081,194
PGIM Institutional Money Market Fund (cost $236,300,071; includes $236,284,237 of cash collateral for securities on loan)(b)(wa)	236,426,196	236,284,339

TOTAL AFFILIATED MUTUAL FUNDS (cost $808,381,265)		808,365,533

	Principal Amount (000)#

BORROWED BOND AGREEMENT — 0.0%
Citigroup Global Markets, Inc., (0.500)%, dated 06/08/21,open, due in the amount of $59,125 (cost $59,125)	59	59,125

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BOND — 0.0%
Real Estate
Ronshine China Holdings Ltd. (China),
Gtd. Notes, EMTN
5.500%	02/01/22	200,000	$196,494

(cost $199,547)

U.S. TREASURY OBLIGATIONS(n) — 1.3%
U.S. Treasury Bills
0.000%	07/06/21	17,360	17,359,914
0.000%	07/13/21	12,345	12,344,825
0.000%	07/15/21	15,845	15,844,739
0.040%	12/09/21	8,040	8,038,142

TOTAL U.S. TREASURY OBLIGATIONS (cost $53,588,363)			53,587,620

OPTIONS PURCHASED*~ — 0.2%
(cost $3,073,078)			7,137,685

TOTAL SHORT-TERM INVESTMENTS
(cost $865,301,378)			869,346,457

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—119.0% (cost $4,660,564,831)			4,726,981,737

Interest Rate	Maturity Date	Principal Amount (000)#

SECURITY SOLD SHORT — (0.0)%

BORROWED BOND(j) — (0.0)%
Everi Payments, Inc., 144A
7.500%	12/15/25	55	(57,215)

(proceeds received $56,100)

OPTIONS WRITTEN*~ — (0.2)%
(premiums received $8,358,100)			(7,915,185)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—118.8% (cost $4,652,150,631)			4,719,009,337
Liabilities in excess of other assets(z) — (18.8)%			(747,515,357)

NET ASSETS — 100.0%			$3,971,493,980

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,065,598 and 0.3% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $232,421,365; cash collateral of $236,284,237 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(j)	Represents collateral for Borrowed Bond Agreements.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	08/12/21	(13,802)	$(13,908,750)
Federal National Mortgage Assoc.	3.000%	TBA	07/14/21	(28,746)	(29,963,508)
Federal National Mortgage Assoc.	3.000%	TBA	08/12/21	(8,000)	(8,333,594)
Federal National Mortgage Assoc.	3.500%	TBA	07/19/21	(6,342)	(6,772,562)
Federal National Mortgage Assoc.	4.000%	TBA	07/14/21	(68,515)	(72,957,636)
Federal National Mortgage Assoc.	5.000%	TBA	07/14/21	(5,927)	(6,495,622)
Government National Mortgage Assoc.	5.000%	TBA	07/21/21	(1,241)	(1,336,984)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $139,954,794)					$(139,768,656)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/23/21	$131.00	42	42	$4,594
Eurodollar 1-year Mid-Curve	Put	09/10/21	$99.75	1,644	4,110	503,475
Eurodollar 1-year Mid-Curve	Put	12/10/21	$99.38	7,091	17,728	1,506,838
Eurodollar 2-Year Mid Curve	Put	09/10/21	$99.38	5,029	12,573	4,840,413

Total Exchange Traded (cost $2,781,656)						$6,855,320

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs PLN	Call	Bank of America, N.A.	07/05/21	4.50	—	EUR	777	$5,059
Currency Option EUR vs USD	Call	BNP Paribas S.A.	07/16/21	1.23	—	EUR	1,152	45

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Bank of America, N.A.	07/16/21	1.25	—	EUR	78	$31
Currency Option USD vs JPY	Call	Bank of America, N.A.	07/14/21	110.50	—		1,886	14,140
Currency Option USD vs KRW	Call	Bank of America, N.A.	07/21/21	1,132.00	—		1,048	4,958
Currency Option USD vs MXN	Call	Goldman Sachs International	07/08/21	21.00	—		1,409	227
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	07/12/21	13.70	—		940	41,761
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	08/02/21	14.65	—		822	7,929
Currency Option EUR vs USD	Put	UBS AG	07/20/21	1.18	—	EUR	1,574	7,563
Currency Option EUR vs USD	Put	Standard Chartered Bank	07/29/21	1.18	—	EUR	1,578	8,131
Currency Option GBP vs USD	Put	Deutsche Bank AG	07/29/21	1.38	—	GBP	1,352	9,982
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	07/02/21	5.02	—		1,872	16,921
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	07/02/21	5.18	—		1,170	46,124
Currency Option USD vs BRL	Put	Deutsche Bank AG	07/08/21	5.18	—		1,172	46,804
Currency Option USD vs BRL	Put	Barclays Bank PLC	07/14/21	5.08	—		1,179	28,676
Currency Option USD vs BRL	Put	BNP Paribas S.A.	08/02/21	5.05	—		936	23,415
Currency Option USD vs IDR	Put	Deutsche Bank AG	07/02/21	14,450.00	—		1,173	320
Currency Option USD vs KRW	Put	Bank of America, N.A.	07/21/21	1,110.00	—		1,048	902
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	07/02/21	19.80	—		2,340	2,362
Currency Option USD vs MXN	Put	Deutsche Bank AG	07/08/21	19.50	—		938	354
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	07/09/21	19.85	—		938	3,887
Currency Option USD vs RUB	Put	Bank of America, N.A.	07/08/21	71.80	—		938	361
Currency Option USD vs RUB	Put	Bank of America, N.A.	07/16/21	73.75	—		933	11,209
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/08/21	14.00	—		1,172	1,081
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/12/21	13.60	—		940	123

Total OTC Traded (cost $291,422)								$282,365

Total Options Purchased (cost $3,073,078)								$7,137,685

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$133.50	28	28	$(4,813)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/23/21	$129.00	21	21	$(328)
Eurodollar 1-year Mid-Curve	Put	09/10/21	$99.50	1,644	4,110	(102,750)
Eurodollar 2-Year Mid Curve	Put	09/10/21	$99.00	2,254	5,635	(690,288)
Eurodollar 2-Year Mid Curve	Put	09/10/21	$99.13	2,775	6,938	(1,300,781)

Total Exchange Traded (premiums received $ 1,670,960)						$(2,098,960)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	BNP Paribas S.A.	07/16/21	1.25	—	EUR	1,728	$(5)
Currency Option USD vs BRL	Call	BNP Paribas S.A.	08/02/21	5.40	—		585	(1,601)
Currency Option USD vs IDR	Call	Deutsche Bank AG	07/02/21	14,800.00	—		938	(48)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	07/12/21	14.10	—		1,411	(27,228)
Currency Option USD vs ZAR	Call	Citibank, N.A.	08/02/21	14.00	—		1,170	(36,695)
Currency Option USD vs BRL	Put	Deutsche Bank AG	07/08/21	4.99	—		1,172	(11,361)
Currency Option USD vs BRL	Put	Barclays Bank PLC	07/14/21	4.93	—		1,179	(7,829)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	07/02/21	19.40	—		3,510	(6)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	07/09/21	19.45	—		1,172	(381)
Currency Option USD vs RUB	Put	Bank of America, N.A.	07/08/21	71.00	—		938	(64)
Currency Option USD vs RUB	Put	Bank of America, N.A.	07/16/21	72.20	—		1,399	(3,471)
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/08/21	13.50	—		1,172	(30)
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/12/21	13.25	—		1,411	(23)

Total OTC Traded (premiums received $99,786)								$(88,742)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 10/22/31	Call	Deutsche Bank AG	10/20/21	1.68%	3 Month LIBOR(Q)	1.68%(S)	43,765	$(1,176,367)
10- Year Interest Rate Swap, 10/22/31	Call	Morgan Stanley & Co. International PLC	10/20/21	1.72%	3 Month LIBOR(Q)	1.72%(S)	43,765	(1,300,667)
10- Year Interest Rate Swap, 11/05/31	Call	Citibank, N.A.	11/03/21	1.70%	3 Month LIBOR(Q)	1.70%(S)	21,882	(616,560)
10- Year Interest Rate Swap, 11/05/31	Call	Goldman Sachs International	11/03/21	1.75%	3 Month LIBOR(Q)	1.75%(S)	21,882	(698,233)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 12/23/31	Call	Morgan Stanley & Co. International PLC	12/21/21	1.56%	3 Month LIBOR(Q)	1.56%(S)	12,809	$(268,644)
5- Year Interest Rate Swap, 06/17/31	Put	Barclays Bank PLC	06/15/26	3.04%	3.04%(S)	3 Month LIBOR(Q)	37,835	(487,260)
10- Year Interest Rate Swap, 10/22/31	Put	Deutsche Bank AG	10/20/21	1.68%	1.68%(S)	3 Month LIBOR(Q)	43,765	(339,015)
10- Year Interest Rate Swap, 10/22/31	Put	Morgan Stanley & Co. International PLC	10/20/21	1.72%	1.72%(S)	3 Month LIBOR(Q)	43,765	(296,876)
10- Year Interest Rate Swap, 11/05/31	Put	Citibank, N.A.	11/03/21	1.70%	1.70%(S)	3 Month LIBOR(Q)	21,882	(182,844)
10- Year Interest Rate Swap, 11/05/31	Put	Goldman Sachs International	11/03/21	1.75%	1.75%(S)	3 Month LIBOR(Q)	21,882	(155,348)
10- Year Interest Rate Swap, 12/23/31	Put	Morgan Stanley & Co. International PLC	12/21/21	1.56%	1.56%(S)	3 Month LIBOR(Q)	12,809	(205,669)

Total OTC Swaptions (premiums received $6,587,354)								$(5,727,483)

Total Options Written (premiums received $8,358,100)								$(7,915,185)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
747	2 Year U.S. Treasury Notes	Sep. 2021	$164,579,273	$(252,042)
1,379	5 Year U.S. Treasury Notes	Sep. 2021	170,209,543	(567,348)
610	20 Year U.S. Treasury Bonds	Sep. 2021	98,057,500	2,910,715
674	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	129,871,375	5,529,582

				7,620,907

Short Positions:
25	10 Year Euro-Bund	Sep. 2021	5,116,808	(35,595)
3	10 Year U.S. Treasury Notes	Sep. 2021	397,500	(535)
832	10 Year U.S. Ultra Treasury Notes	Sep. 2021	122,473,004	(2,174,131)
50	30 Year Euro Buxl	Sep. 2021	12,049,591	(228,895)

				(2,439,156)

				$5,181,751

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/21	Bank of America, N.A.	BRL	4,653	$937,000	$935,310	$—	$(1,690)
Expiring 07/02/21	Bank of America, N.A.	BRL	1,167	235,000	234,576	—	(424)
Expiring 07/02/21	Citibank, N.A.	BRL	1,781	353,000	358,075	5,075	—

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/02/21	Citibank, N.A.	BRL	1,781	$353,000	$358,075	$ 5,075	$ —
Expiring 07/02/21	Citibank, N.A.	BRL	1,209	234,000	243,110	9,110	—
Expiring 07/02/21	Citibank, N.A.	BRL	1,189	234,000	239,095	5,095	—
Expiring 07/02/21	Citibank, N.A.	BRL	1,188	234,000	238,785	4,785	—
Expiring 07/02/21	Citibank, N.A.	BRL	1,186	235,000	238,402	3,402	—
Expiring 07/02/21	Citibank, N.A.	BRL	1,186	235,000	238,402	3,402	—
Expiring 07/02/21	Deutsche Bank AG	BRL	1,201	236,000	241,314	5,314	—
Expiring 07/02/21	Deutsche Bank AG	BRL	1,201	236,000	241,314	5,314	—
Expiring 07/02/21	Deutsche Bank AG	BRL	1,193	236,000	239,749	3,749	—
Expiring 07/02/21	Deutsche Bank AG	BRL	1,193	236,000	239,749	3,749	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	BRL	1,189	234,000	238,939	4,939	—
Canadian Dollar,
Expiring 07/14/21	JPMorgan Chase Bank, N.A.	CAD	432	354,000	348,103	—	(5,897)
Expiring 07/14/21	JPMorgan Chase Bank, N.A.	CAD	432	354,000	348,103	—	(5,897)
Chilean Peso,
Expiring 07/14/21	Citibank, N.A.	CLP	173,700	235,000	236,436	1,436	—
Expiring 07/14/21	Citibank, N.A.	CLP	87,220	118,000	118,721	721	—
Expiring 07/14/21	Goldman Sachs International	CLP	254,160	353,000	345,956	—	(7,044)
Expiring 07/14/21	Goldman Sachs International	CLP	175,686	235,000	239,139	4,139	—
Expiring 07/14/21	Goldman Sachs International	CLP	88,217	118,000	120,078	2,078	—
China Yuan,
Expiring 09/15/21	Citibank, N.A.	CNY	4,459	684,316	685,552	1,236	—
Expiring 09/15/21	Citibank, N.A.	CNY	1,911	293,571	293,808	237	—
Expiring 09/15/21	Standard Chartered Bank	CNY	106,080	16,504,084	16,309,336	—	(194,748)
Colombian Peso,
Expiring 07/14/21	Citibank, N.A.	COP	1,762,482	471,000	469,309	—	(1,691)
Euro,
Expiring 07/14/21	HSBC Bank USA, N.A.	EUR	291	352,662	345,155	—	(7,507)
Expiring 07/14/21	HSBC Bank USA, N.A.	EUR	291	352,662	345,155	—	(7,507)
Expiring 07/14/21	UBS AG	EUR	91	108,191	107,935	—	(256)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	EUR	381	453,226	451,959	—	(1,267)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	EUR	285	339,027	338,079	—	(948)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	EUR	5	5,945	5,931	—	(14)
Indonesian Rupiah,
Expiring 07/01/21	Morgan Stanley & Co. International PLC	IDR	6,777,135	459,000	467,097	8,097	—
Expiring 09/13/21	Citibank, N.A.	IDR	5,034,400	350,000	342,563	—	(7,437)
Expiring 09/13/21	Citibank, N.A.	IDR	5,034,400	350,000	342,563	—	(7,437)
Japanese Yen,
Expiring 07/14/21	Bank of America, N.A.	JPY	39,069	353,000	351,716	—	(1,284)
Expiring 07/14/21	Bank of America, N.A.	JPY	39,069	353,000	351,716	—	(1,284)
Expiring 07/14/21	Bank of America, N.A.	JPY	38,635	351,000	347,807	—	(3,193)
Kazakhstani Tenge,
Expiring 07/15/21	Deutsche Bank AG	KZT	76,250	173,770	178,043	4,273	—
Mexican Peso,
Expiring 07/14/21	Barclays Bank PLC	MXN	15,897	795,985	796,121	136	—
Expiring 07/14/21	Barclays Bank PLC	MXN	11,444	572,993	573,091	98	—
Expiring 07/14/21	Citibank, N.A.	MXN	7,248	353,000	362,959	9,959	—
Expiring 07/14/21	Citibank, N.A.	MXN	4,713	236,000	236,040	40	—
Expiring 07/14/21	HSBC Bank USA, N.A.	MXN	7,147	354,000	357,909	3,909	—
Expiring 07/14/21	HSBC Bank USA, N.A.	MXN	7,147	354,000	357,909	3,909	—
Expiring 08/24/21	UBS AG	MXN	23,770	1,146,612	1,184,432	37,820	—
Expiring 09/15/21	Barclays Bank PLC	MXN	14,576	715,253	724,158	8,905	—
Russian Ruble,
Expiring 07/14/21	Citibank, N.A.	RUB	33,973	471,000	463,561	—	(7,439)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 07/14/21	Bank of America, N.A.	ZAR	3,246	$236,000	$226,930	$ —	$ (9,070)
Expiring 07/14/21	BNP Paribas S.A.	ZAR	6,514	471,000	455,341	—	(15,659)
Expiring 07/14/21	BNP Paribas S.A.	ZAR	3,264	236,000	228,154	—	(7,846)
South Korean Won,
Expiring 07/12/21	Citibank, N.A.	KRW	919,358	822,000	813,587	—	(8,413)
Expiring 07/12/21	Citibank, N.A.	KRW	261,715	234,000	231,605	—	(2,395)
Expiring 07/23/21	BNP Paribas S.A.	KRW	398,851	352,000	352,945	945	—
Turkish Lira,
Expiring 07/30/21	Citibank, N.A.	TRY	2,025	233,000	228,793	—	(4,207)

				$35,532,297	$35,368,690	146,947	(310,554)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/15/21	BNP Paribas S.A.	AUD	1,139	$880,840	$854,472	$ 26,368	$ —
Brazilian Real,
Expiring 07/02/21	Citibank, N.A.	BRL	2,479	467,000	498,261	—	(31,261)
Expiring 07/02/21	Citibank, N.A.	BRL	1,803	354,000	362,505	—	(8,505)
Expiring 07/02/21	Citibank, N.A.	BRL	1,803	354,000	362,505	—	(8,505)
Expiring 07/02/21	Citibank, N.A.	BRL	1,791	352,000	360,026	—	(8,026)
Expiring 07/02/21	Citibank, N.A.	BRL	1,236	234,000	248,436	—	(14,436)
Expiring 07/02/21	Citibank, N.A.	BRL	1,199	236,000	241,053	—	(5,053)
Expiring 07/02/21	Citibank, N.A.	BRL	1,199	236,000	241,053	—	(5,053)
Expiring 07/02/21	Citibank, N.A.	BRL	1,191	234,000	239,340	—	(5,340)
Expiring 07/02/21	Citibank, N.A.	BRL	1,191	235,000	239,347	—	(4,347)
Expiring 07/02/21	Citibank, N.A.	BRL	1,191	235,000	239,347	—	(4,347)
Expiring 07/02/21	Citibank, N.A.	BRL	1,190	234,000	239,250	—	(5,250)
Expiring 07/02/21	Citibank, N.A.	BRL	1,185	234,000	238,249	—	(4,249)
Expiring 07/02/21	Citibank, N.A.	BRL	593	117,000	119,125	—	(2,125)
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	1,795	353,000	360,892	—	(7,892)
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	1,791	353,000	359,913	—	(6,913)
Expiring 08/03/21	Bank of America, N.A.	BRL	4,668	937,000	935,071	1,929	—
Expiring 08/03/21	Bank of America, N.A.	BRL	1,171	235,000	234,516	484	—
Expiring 08/03/21	Citibank, N.A.	BRL	1,756	353,000	351,778	1,222	—
Expiring 08/03/21	Citibank, N.A.	BRL	1,750	352,000	350,592	1,408	—
Canadian Dollar,
Expiring 07/14/21	BNP Paribas S.A.	CAD	437	354,000	352,617	1,383	—
Expiring 07/14/21	BNP Paribas S.A.	CAD	437	354,000	352,617	1,383	—
Expiring 09/15/21	Bank of America, N.A.	CAD	905	747,728	730,051	17,677	—
Chilean Peso,
Expiring 07/14/21	Citibank, N.A.	CLP	252,736	352,000	344,018	7,982	—
Expiring 07/14/21	Citibank, N.A.	CLP	170,675	236,000	232,319	3,681	—
Expiring 07/14/21	Citibank, N.A.	CLP	170,675	236,000	232,319	3,681	—
Expiring 07/14/21	UBS AG	CLP	169,259	235,000	230,391	4,609	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CLP	258,509	352,000	351,566	434	—
China Yuan,
Expiring 09/15/21	HSBC Bank USA, N.A.	CNY	24,270	3,731,952	3,731,406	546	—
Euro,
Expiring 07/14/21	Bank of America, N.A.	EUR	382	463,354	453,090	10,264	—
Expiring 07/14/21	Bank of America, N.A.	EUR	286	346,903	339,224	7,679	—
Expiring 07/14/21	JPMorgan Chase Bank, N.A.	EUR	5	5,945	5,930	15	—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	EUR	290	351,783	344,011	7,772	—

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	EUR	290	$351,783	$344,011	$ 7,772	$ —
Expiring 07/20/21	UBS AG	EUR	91	108,203	107,948	255	—
Expiring 09/15/21	BNP Paribas S.A.	EUR	20,277	24,580,250	24,081,571	498,679	—
Indonesian Rupiah,
Expiring 07/01/21	Morgan Stanley & Co. International PLC	IDR	6,770,250	459,000	466,622	—	(7,622)
Expiring 08/24/21	Standard Chartered Bank	IDR	10,528,781	726,073	718,241	7,832	—
Japanese Yen,
Expiring 07/14/21	Bank of America, N.A.	JPY	38,599	351,000	347,482	3,518	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	27,616	252,424	248,742	3,682	—
Mexican Peso,
Expiring 07/14/21	Citibank, N.A.	MXN	9,367	471,000	469,072	1,928	—
Expiring 07/14/21	Citibank, N.A.	MXN	7,041	353,000	352,606	394	—
Expiring 07/14/21	Citibank, N.A.	MXN	6,996	354,000	350,375	3,625	—
Expiring 07/14/21	Citibank, N.A.	MXN	6,996	354,000	350,375	3,625	—
Expiring 07/14/21	Citibank, N.A.	MXN	6,940	352,000	347,567	4,433	—
Expiring 07/14/21	Citibank, N.A.	MXN	4,663	235,000	233,497	1,503	—
Expiring 07/14/21	Citibank, N.A.	MXN	4,663	235,000	233,497	1,503	—
Expiring 07/14/21	HSBC Bank USA, N.A.	MXN	11,466	574,993	574,224	769	—
Expiring 07/14/21	HSBC Bank USA, N.A.	MXN	11,207	562,000	561,249	751	—
Expiring 08/24/21	Barclays Bank PLC	MXN	15,324	768,841	763,549	5,292	—
Expiring 08/24/21	Barclays Bank PLC	MXN	8,447	426,511	420,883	5,628	—
Expiring 08/24/21	Barclays Bank PLC	MXN	2,700	136,297	134,534	1,763	—
Expiring 08/24/21	BNP Paribas S.A.	MXN	3,945	196,310	196,570	—	(260)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	14,576	729,001	724,158	4,843	—
South African Rand,
Expiring 07/14/21	BNP Paribas S.A.	ZAR	5,773	418,000	403,594	14,406	—
Expiring 07/14/21	Citibank, N.A.	ZAR	6,561	471,000	458,631	12,369	—
Expiring 07/14/21	Citibank, N.A.	ZAR	6,429	471,000	449,445	21,555	—
Expiring 07/14/21	Deutsche Bank AG	ZAR	4,946	353,000	345,751	7,249	—
Expiring 08/24/21	Citibank, N.A.	ZAR	7,787	554,074	541,548	12,526	—
Expiring 08/24/21	JPMorgan Chase Bank, N.A.	ZAR	32,804	2,355,496	2,281,492	74,004	—
South Korean Won,
Expiring 07/12/21	BNP Paribas S.A.	KRW	394,376	354,000	349,003	4,997	—
Expiring 07/12/21	Morgan Stanley & Co. International PLC	KRW	521,361	468,000	461,379	6,621	—
Expiring 07/12/21	Morgan Stanley & Co. International PLC	KRW	260,681	234,000	230,690	3,310	—
Expiring 07/23/21	Morgan Stanley & Co. International PLC	KRW	396,422	352,000	350,797	1,203	—
Turkish Lira,
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	TRY	2,014	233,000	227,634	5,366	—

				$53,592,761	$52,902,027	819,918	(129,184)

						$966,865	$(439,738)

Cross currency exchange contracts outstanding at June 30, 2021:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/07/21	Buy	PLN 3,474	EUR	777	$—	$(10,299)	Bank of America, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Avis Budget Car Rental LLC	12/20/24	5.000%(Q)	300	$(30,224)	$17,631	$(47,855)	JPMorgan Chase Bank, N.A.
Avis Budget Car Rental LLC	06/20/25	5.000%(Q)	240	(25,268)	23,673	(48,941)	JPMorgan Chase Bank, N.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	265	(22,860)	(9,995)	(12,865)	BNP Paribas S.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	250	(21,566)	(8,735)	(12,831)	BNP Paribas S.A. Morgan Stanley & Co.
Boeing Co.	12/20/24	1.000%(Q)	815	(2,162)	(6,637)	4,475	International PLC
Boeing Co.	12/20/24	1.000%(Q)	400	(1,061)	(5,535)	4,474	BNP Paribas S.A.
Broadcom Inc.	12/20/24	1.000%(Q)	195	(3,966)	4,154	(8,120)	JPMorgan Chase Bank, N.A.
Dish DBS Corp.	12/20/23	5.000%(Q)	372	(25,770)	10,038	(35,808)	Goldman Sachs International
Federative Republic of Brazil	06/20/26	1.000%(Q)	5,016	154,464	275,631	(121,167)	Barclays Bank PLC
Federative Republic of Brazil	06/20/26	1.000%(Q)	781	24,048	24,808	(760)	Goldman Sachs International
Federative Republic of Brazil	06/20/26	1.000%(Q)	660	20,323	21,116	(793)	Goldman Sachs International
Federative Republic of Brazil	06/20/26	1.000%(Q)	330	10,161	10,558	(397)	Goldman Sachs International
Federative Republic of Brazil	06/20/26	1.000%(Q)	330	10,161	10,558	(397)	Goldman Sachs International
Federative Republic of Brazil	06/20/26	1.000%(Q)	330	10,161	10,558	(397)	Goldman Sachs International
KB Home	12/20/23	5.000%(Q)	352	(34,146)	(15,468)	(18,678)	JPMorgan Chase Bank, N.A.
Occidental Petroleum Corp.	12/20/24	1.000%(Q)	510	9,308	186,259	(176,951)	Barclays Bank PLC
Realogy Group LLC	12/20/23	5.000%(Q)	176	(14,717)	(858)	(13,859)	JPMorgan Chase Bank, N.A.
Republic of Chile	06/20/26	1.000%(Q)	750	(15,422)	(14,835)	(587)	Goldman Sachs International
Republic of Colombia	06/20/26	1.000%(Q)	522	8,943	9,315	(372)	Citibank, N.A.
Republic of Colombia	06/20/26	1.000%(Q)	350	5,996	6,179	(183)	BNP Paribas S.A.
Republic of Colombia	06/20/26	1.000%(Q)	321	5,499	5,503	(4)	Citibank, N.A.
Republic of Colombia	06/20/26	1.000%(Q)	320	5,482	5,185	297	Citibank, N.A.
Republic of Colombia	06/20/26	1.000%(Q)	310	5,311	5,823	(512)	Goldman Sachs International
Republic of Colombia	06/20/26	1.000%(Q)	310	5,311	5,967	(656)	Goldman Sachs International
Republic of Colombia	06/20/26	1.000%(Q)	310	5,311	6,184	(873)	Goldman Sachs International
Republic of Colombia	06/20/26	1.000%(Q)	310	5,311	6,184	(873)	Goldman Sachs International
Republic of Colombia	06/20/26	1.000%(Q)	310	5,311	6,212	(901)	Goldman Sachs International
Republic of Colombia	06/20/26	1.000%(Q)	271	4,643	5,431	(788)	Goldman Sachs International
Republic of Colombia	06/20/26	1.000%(Q)	140	2,398	2,531	(133)	BNP Paribas S.A.
Republic of Colombia	06/20/26	1.000%(Q)	120	1,752	2,556	(804)	Goldman Sachs International
Republic of Indonesia	06/20/26	1.000%(Q)	3,668	(46,452)	(19,951)	(26,501)	JPMorgan Chase Bank, N.A.
Republic of Philippines	06/20/26	1.000%(Q)	2,669	(74,438)	(68,503)	(5,935)	Goldman Sachs International
Republic of South Africa	06/20/26	1.000%(Q)	9,914	398,721	670,407	(271,686)	Goldman Sachs International
Republic of South Africa	06/20/26	1.000%(Q)	1,352	54,359	91,398	(37,039)	Goldman Sachs International
Republic of South Africa	06/20/26	1.000%(Q)	776	31,190	52,443	(21,253)	Goldman Sachs International
RR Donnelley & Sons Co.	12/20/23	5.000%(Q)	180	(10,590)	4,856	(15,446)	JPMorgan Chase Bank, N.A.
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	344	(31,369)	(2,352)	(29,017)	Barclays Bank PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	200	(18,610)	(4,276)	(14,334)	Goldman Sachs International
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	175	(16,283)	(3,741)	(12,542)	Goldman Sachs International
							Morgan Stanley & Co.
United Mexican States	06/20/26	1.000%(Q)	5,356	(17,750)	33,887	(51,637)	International PLC
United Mexican States	06/20/26	1.000%(Q)	590	(1,955)	173	(2,128)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	511	(1,693)	151	(1,844)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	496	(1,644)	(450)	(1,194)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	473	(1,567)	(1,088)	(479)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	420	(1,392)	(887)	(505)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	420	(1,392)	(887)	(505)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	420	(1,392)	(887)	(505)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	420	(1,392)	(583)	(809)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	410	(1,359)	(591)	(768)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	410	(1,359)	(570)	(789)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	407	(1,349)	(642)	(707)	Citibank, N.A.
United Mexican States	06/20/26	1.000%(Q)	370	(1,226)	(1,029)	(197)	Citibank, N.A.
United Mexican States	06/20/26	1.000%(Q)	370	(1,226)	(1,030)	(196)	Citibank, N.A.
United Mexican States	06/20/26	1.000%(Q)	370	(1,226)	(1,119)	(107)	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/26	1.000%(Q)	370	$(1,226)	$(941)	$(285)	Citibank, N.A.
United Mexican States	06/20/26	1.000%(Q)	370	(1,226)	(851)	(375)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	370	(1,226)	(851)	(375)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	370	(1,226)	(851)	(375)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	360	(1,193)	(1,019)	(174)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	360	(1,193)	(240)	(953)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	360	(1,193)	(153)	(1,040)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	360	(1,193)	(326)	(867)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	360	(1,193)	19	(1,212)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	350	(1,160)	(636)	(524)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	350	(1,160)	(552)	(608)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	350	(1,160)	(721)	(439)	Barclays Bank PLC
United Mexican States	06/20/26	1.000%(Q)	350	(1,160)	(420)	(740)	BNP Paribas S.A.
United Mexican States	06/20/26	1.000%(Q)	350	(1,160)	(336)	(824)	BNP Paribas S.A.
United Mexican States	06/20/26	1.000%(Q)	320	(1,060)	(1,124)	64	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	320	(1,060)	(814)	(246)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	310	(1,027)	(132)	(895)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	310	(1,027)	(132)	(895)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	300	(994)	(200)	(794)	Goldman Sachs International
United Mexican States	06/20/26	1.000%(Q)	300	(994)	(128)	(866)	Goldman Sachs International

				$328,507	$1,334,312	$(1,005,805)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Broadcom Inc.	06/20/24	1.000	%(Q)	2,212	0.343%	$44,041	$(100,652)	$144,693	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V12	12/20/24	5.000	%(Q)	4,854	$(29,363)	$(484,339)	$(454,976)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	1,111	$(4,392)	$(795)	$(3,597)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	479	(1,892)	91	(1,983)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000	%(M)	200	52,798	18,400	34,398	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	930	(10,112)	10,833	(20,945)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	750	(8,155)	8,861	(17,016)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	630	(6,850)	7,338	(14,188)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	530	(5,763)	6,173	(11,936)	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	340	$(3,697)	$4,348	$(8,045)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	330	25,498	11,051	14,447	Citigroup Global Markets, Inc.

					$37,435	$66,300	$(28,865)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000	%(M)	200	*	$(52,798)	$(15,748)	$(37,050)	Credit Suisse International Morgan Stanley & Co.
CMBX.NA.7.AAA	01/17/47	0.500	%(M)	4,912	*	37,273	(151,292)	188,565	International PLC Morgan Stanley & Co.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	170	*	(13,135)	(8,157)	(4,978)	International PLC Morgan Stanley & Co.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	160	*	(12,363)	(9,213)	(3,150)	International PLC Morgan Stanley & Co.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	160	*	(12,363)	(209)	(12,154)	International PLC Morgan Stanley & Co.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	110	*	(8,499)	(28,613)	20,114	International PLC
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	90	*	(6,954)	(20,012)	13,058	JPMorgan Chase Bank, N.A.
CMBX.NA.10.A	11/17/59	2.000	%(M)	760	*	(777)	(33,023)	32,246	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000	%(M)	380	*	(388)	(16,787)	16,399	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000	%(M)	25	*	(2,197)	(2,139)	(58)	JPMorgan Chase Bank, N.A.

						$(72,201)	$(285,193)	$212,992

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
GBP	530	11/15/40	3.325%(T)	U.K. Retail Price Index(2)(T)	$—	$ (61,505)	$ (61,505)
GBP	150	12/15/40	3.380%(T)	U.K. Retail Price Index(2)(T)	—	(14,066)	(14,066)
GBP	1,500	12/15/40	3.381%(T)	U.K. Retail Price Index(2)(T)	—	(139,995)	(139,995)
	19,915	04/26/31	2.474%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(196,404)	(196,404)
	10,360	05/21/31	2.639%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	113,713	113,713
	10,360	05/21/31	2.643%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	117,790	117,790

					$—	$(180,467)	$(180,467)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
PLN	10,969	06/17/23	0.720%(A)	6 Month WIBOR(1)(S)	$ —	$ 4,625	$ 4,625
PLN	10,969	06/17/23	0.735%(A)	6 Month WIBOR(1)(S)	—	3,860	3,860
PLN	7,595	06/18/23	0.755%(A)	6 Month WIBOR(1)(S)	—	1,840	1,840
PLN	17,720	06/22/23	0.827%(S)	6 Month WIBOR(1)(S)	—	(1,990)	(1,990)
	5,740	04/07/24	0.508%(S)	3 Month LIBOR(1)(Q)	—	(5,424)	(5,424)
	930	05/28/31	1.540%(S)	3 Month LIBOR(1)(Q)	—	(12,435)	(12,435)
	188	06/01/31	1.597%(S)	3 Month LIBOR(1)(Q)	—	(3,496)	(3,496)
	37,835	06/17/31	2.180%(S)	3 Month LIBOR(1)(Q)	(2,700)	(449,481)	(446,781)
ZAR	11,632	06/16/26	5.840%(Q)	3 Month JIBAR(1)(Q)	—	3,833	3,833
ZAR	15,046	06/16/26	5.880%(Q)	3 Month JIBAR(1)(Q)	—	3,136	3,136

					$(2,700)	$(455,532)	$(452,832)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	19,788	01/02/24	7.208%(T)	1 Day BROIS(2)(T)	$(30,924)	$—	$(30,924)	Citibank, N.A.
BRL	11,154	01/02/24	7.610%(T)	1 Day BROIS(2)(T)	(935)	—	(935)	Citibank, N.A.
BRL	1,449	01/02/24	7.700%(T)	1 Day BROIS(2)(T)	496	—	496	Citibank, N.A.
BRL	6,175	01/02/29	8.285%(T)	1 Day BROIS(2)(T)	(24,025)	—	(24,025)	JPMorgan Chase Bank, N.A.
BRL	4,503	01/02/29	8.420%(T)	1 Day BROIS(2)(T)	(10,114)	—	(10,114)	Citibank, N.A.
CLP	2,122,975	04/01/23	1.420%(S)	1 Day CLOIS(1)(S)	50,546	—	50,546	Bank of America, N.A.
CLP	2,122,975	05/28/23	1.650%(S)	1 Day CLOIS(2)(S)	(46,904)	—	(46,904)	Bank of America, N.A.
CNH	13,349	09/15/26	2.825%(Q)	7 Day China Fixing Repo Rate(2)(Q)	2,038	—	2,038	BNP Paribas S.A.
CNH	5,721	09/15/26	2.838%(Q)	7 Day China Fixing Repo Rate(2)(Q)	1,409	—	1,409	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	211,790	09/15/26	2.885%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$123,816	$—	$123,816	Bank of America, N.A.

					$ 65,403	$—	$ 65,403

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Choice Hotels International, Inc.(Q)	3 Month LIBOR minus 20bps(Q)	BNP Paribas S.A.	11/15/21	(273)	$(1,432)	$—	$(1,432)
iBoxx USD Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	9/20/21	17,540	133,138	—	133,138

					$131,706	$—	$131,706

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,582,483	$(567,716)	$784,673	$(1,264,549)

Reverse repurchase agreement outstanding at June 30, 2021:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2021
Barclays Capital Inc.	0.650%	05/06/21	$975,487	Open	$975,487

Open maturity date - Certain agreements have no stated maturity and can be terminated by either party at any time.

During the reporting period ended June 30, 2021, BlackRock/Loomis Sayles held reverse repurchase agreements the entire period with an average value of $2,332,724 and a daily weighted average interest rate of 0.28%. In addition, a sovereign bond with a market value of $984,238 has been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding at period end.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Bank of America	$2,850,170	$—
J.P. Morgan Securities LLC	3,377,430	—

Total	$6,227,600	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$10,547,240	$—
Collateralized Loan Obligations	—	106,939,371	745,528
Consumer Loans	—	18,514,070	—
Equipment	—	11,093,875	—
Home Equity Loans	—	17,746,455	—
Manufactured Housing	—	3,367,907	—
Other	—	18,600,680	266,713
Residential Mortgage-Backed Securities	—	66,418,859	—
Student Loans	—	15,299,860	—
Bank Loans	—	103,737,653	11,003,078
Commercial Mortgage-Backed Securities	—	110,507,692	—
Convertible Bonds	—	750,951	448,131
Corporate Bonds	—	1,510,338,101	543,228
Municipal Bonds	—	19,408,826	—
Residential Mortgage-Backed Securities	—	76,107,594	—
Sovereign Bonds	—	150,287,967	—
U.S. Government Agency Obligations	—	1,189,840,655	—
U.S. Treasury Obligations	—	400,830,669	—
Common Stocks	13,485,828	—	58,920
Warrants	741,116	4,313	—
Short-Term Investments
Affiliated Mutual Funds	808,365,533	—	—
Borrowed Bond Agreement	—	59,125	—
Corporate Bond	—	196,494	—
U.S. Treasury Obligations	—	53,587,620	—
Options Purchased	6,855,320	282,365	—

Total	$829,447,797	$3,884,468,342	$13,065,598

Liabilities
Borrowed Bond - Short	$—	$(57,215)	$—
Options Written	(2,098,960)	(5,816,225)	—

Total	$(2,098,960)	$(5,873,440)	$—

Other Financial Instruments*
Assets
Futures Contracts	$8,440,297	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	966,865	—
OTC Credit Default Swap Agreements	—	943,774	—
Centrally Cleared Inflation Swap Agreements	—	231,503	—
Centrally Cleared Interest Rate Swap Agreements	—	17,294	—
OTC Interest Rate Swap Agreements	—	178,305	—
OTC Total Return Swap Agreement	—	133,138	—

Total	$8,440,297	$2,470,879	$—

Liabilities
Forward Commitment Contracts	$—	$(139,768,656)	$—
Futures Contracts	(3,258,546)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(439,738)	$—
OTC Cross Currency Exchange Contracts	—	(10,299)	—
Centrally Cleared Credit Default Swap Agreement	—	(454,976)	—
OTC Credit Default Swap Agreements	—	(605,992)	—
Centrally Cleared Inflation Swap Agreements	—	(411,970)	—
Centrally Cleared Interest Rate Swap Agreements	—	(470,126)	—
OTC Interest Rate Swap Agreements	—	(112,902)	—
OTC Total Return Swap Agreement	—	(1,432)	—

Total	$(3,258,546)	$(142,276,091)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Government Agency Obligations	30.0%
Affiliated Mutual Funds (5.9% represents investments purchased with collateral from securities on loan)	20.4
U.S. Treasury Obligations	11.4
Banks	7.7
Sovereign Bonds	3.8
Residential Mortgage-Backed Securities	3.6
Commercial Mortgage-Backed Securities	2.8
Electric	2.7
Collateralized Loan Obligations	2.7
Telecommunications	2.5
Pipelines	2.1
Media	1.7
Oil & Gas	1.6
Pharmaceuticals	1.5
Diversified Financial Services	1.3
Aerospace & Defense	1.3
Auto Manufacturers	1.2
Real Estate Investment Trusts (REITs)	1.2
Semiconductors	1.1
Software	1.0
Retail	0.9
Beverages	0.9
Chemicals	0.8
Airlines	0.8
Healthcare-Services	0.7
Internet	0.7
Transportation	0.7
Computers	0.6
Insurance	0.6
Foods	0.6
Agriculture	0.6
Mining	0.5
Commercial Services	0.5
Municipal Bonds	0.5
Other	0.5
Consumer Loans	0.5
Building Materials	0.4
Home Equity Loans	0.4

Investment Companies	0.4%
Entertainment	0.4
Student Loans	0.4
Real Estate	0.3
Lodging	0.3
Home Builders	0.3
Equipment	0.3
Miscellaneous Manufacturing	0.3
Auto Parts & Equipment	0.3
Automobiles	0.2
Machinery-Diversified	0.2
Distribution/Wholesale	0.2
Options Purchased	0.2
Biotechnology	0.2
Gas	0.2
Forest Products & Paper	0.2
Electronics	0.1
Trucking & Leasing	0.1
Oil, Gas & Consumable Fuels	0.1
Advertising	0.1
Healthcare-Products	0.1
Textiles	0.1
Cosmetics/Personal Care	0.1
Manufactured Housing	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Environmental Control	0.1
Iron/Steel	0.1
Packaging & Containers	0.1
Savings & Loans	0.1
Toys/Games/Hobbies	0.1
Oil & Gas Services	0.1
Apparel	0.1
Food Service	0.1
Household Durables	0.1
Engineering & Construction	0.0	*
Holding Companies-Diversified	0.0	*
Shipbuilding	0.0	*
Electrical Components & Equipment	0.0	*
Hotels, Restaurants & Leisure	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Energy-Alternate Sources	0.0	*%
Coal	0.0	*
Machinery-Construction & Mining	0.0	*
Leisure Time	0.0	*
Health Care Providers & Services	0.0	*
Interactive Media & Services	0.0	*
Household Products/Wares	0.0	*
Housewares	0.0	*
Metal Fabricate/Hardware	0.0	*
Real Estate Management & Development	0.0	*
Multi-National	0.0	*

Storage/Warehousing	0.0	*%
Borrowed Bond Agreement	0.0	*

	119.0
Borrowed Bond - Short	(0.0	)*
Options Written	(0.2)
Liabilities in excess of other assets	(18.8)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$454,976	*
Credit contracts	Premiums paid for OTC swap agreements	1,582,483		Premiums received for OTC swap agreements	567,716
Credit contracts	Unrealized appreciation on OTC swap agreements	473,230		Unrealized depreciation on OTC swap agreements	1,150,215
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	1,432
Foreign exchange contracts	Unaffiliated investments	282,365		Options written outstanding, at value	88,742
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	10,299
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	966,865		Unrealized depreciation on OTC forward foreign currency exchange contracts	439,738
Interest rate contracts	Due from/to broker-variation margin futures	8,440,297	*	Due from/to broker-variation margin futures	3,258,546	*
Interest rate contracts	Due from/to broker-variation margin swaps	248,797	*	Due from/to broker-variation margin swaps	882,096	*
Interest rate contracts	Unaffiliated investments	6,855,320		Options written outstanding, at value	7,826,443
Interest rate contracts	Unrealized appreciation on OTC swap agreements	311,443		Unrealized depreciation on OTC swap agreements	112,902

		$19,160,800			$14,793,105

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(997,336)
Equity contracts	—	—	—	—	(622,896)
Foreign exchange contracts	(3,698,594)	1,841,324	—	(1,271,841)	—
Interest rate contracts	490,152	(367,274)	(19,345,928)	—	(2,792,304)

Total	$(3,208,442)	$1,474,050	$(19,345,928)	$(1,271,841)	$(4,412,536)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$440,864
Equity contracts	—	—	—	—	112,886
Foreign exchange contracts	(979,168)	14,856	—	2,116,853	—
Interest rate contracts	4,449,330	431,871	5,344,357	—	(1,052,601)

Total	$3,470,162	$446,727	$5,344,357	$2,116,853	$(498,851)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$3,999,167	$197,816,774	$585,390,439	$284,195,921	$93,735,334

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$139,707,722	$26,015,345	$242,055,998	$56,591,804

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$9,213,488	$12,234,085	$86,762,113

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$232,421,365	$(232,421,365)	$—
Borrowed Bonds	Citigroup Global Markets, Inc.	59,125	(57,215)	1,910
Reverse Repurchase Agreements	Barclays Capital Inc.	(975,487)	975,487	—

		$231,505,003

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$252,573	$(77,683)	$174,890	$(127,251)	$47,639
Barclays Bank PLC	512,580	(847,665)	(335,085)	335,085	—
BNP Paribas S.A.	595,976	(79,453)	516,523	—	516,523
Citibank, N.A.	297,906	(1,130,869)	(832,963)	832,963	—
Citigroup Global Markets, Inc.	25,498	—	25,498	(25,498)	—
Credit Suisse International	10,833	(73,743)	(62,910)	62,910	—
Deutsche Bank AG	144,705	(1,599,992)	(1,455,287)	1,430,539	(24,748)
Goldman Sachs International	1,080,038	(1,371,063)	(291,025)	291,025	—
HSBC Bank USA, N.A.	9,884	(15,014)	(5,130)	5,130	—
JPMorgan Chase Bank, N.A.	216,038	(275,934)	(59,896)	59,896	—
Morgan Stanley & Co. International PLC	404,145	(2,432,107)	(2,027,962)	2,027,962	—
Standard Chartered Bank	15,963	(194,748)	(178,785)	—	(178,785)
UBS AG	50,247	(256)	49,991	(10,000)	39,991

	$3,616,386	$(8,098,527)	$(4,482,141)	$4,882,761	$400,620

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $232,421,365:
Unaffiliated investments (cost $3,852,183,566)	$3,918,616,204
Affiliated investments (cost $808,381,265)	808,365,533
Foreign currency, at value (cost $9,866,574)	9,786,138
Cash	91,593
Receivable for investments sold	199,322,187
Dividends and interest receivable	21,936,005
Deposit with broker for centrally cleared/exchange-traded derivatives	6,227,600
Receivable for Portfolio shares sold	5,796,716
Premiums paid for OTC swap agreements	1,582,483
Unrealized appreciation on OTC forward foreign currency exchange contracts	966,865
Unrealized appreciation on OTC swap agreements	784,673
Due from broker-variation margin futures	733,102
Prepaid expenses and other assets	56,180

Total Assets	4,974,265,279

LIABILITIES
Payable for investments purchased	612,730,875
Payable to broker for collateral for securities on loan	236,284,237
Forward commitment contracts, at value (proceeds receivable $139,954,794)	139,768,656
Options written outstanding, at value (premiums received $8,358,100)	7,915,185
Accrued expenses and other liabilities	1,571,885
Unrealized depreciation on OTC swap agreements	1,264,549
Reverse repurchase agreements	975,487
Management fee payable	733,535
Premiums received for OTC swap agreements	567,716
Unrealized depreciation on OTC forward foreign currency exchange contracts	439,738
Due to broker-variation margin swaps	252,145
Distribution fee payable	162,616
Borrowed bonds - short (proceeds received $56,100)	57,215
Cash segregated from counterparty — OTC	36,177
Unrealized depreciation on OTC cross currency exchange contracts	10,299
Payable for Portfolio shares purchased	551
Affiliated transfer agent fee payable	433

Total Liabilities	1,002,771,299

NET ASSETS	$3,971,493,980

Net assets were comprised of:
Partners’ Equity	$3,971,493,980

Net asset value and redemption price per share, $3,971,493,980 / 252,601,646 outstanding shares of beneficial interest	$15.72

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $101,881 foreign withholding tax, of which $33,656 is reimbursable by an affiliate)	$44,470,193
Affiliated dividend income	288,789
Income from securities lending, net (including affiliated income of $97,699)	127,768
Unaffiliated dividend income	10,254

Total income	44,897,004

EXPENSES
Management fee	8,856,609
Distribution fee	4,869,255
Custodian and accounting fees	277,202
Audit fee	39,319
Trustees’ fees	28,022
Legal fees and expenses	15,557
Shareholders’ reports	9,027
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,591
Miscellaneous	48,451

Total expenses	14,147,033
Less: Fee waiver and/or expense reimbursement	(686,407)

Net expenses	13,460,626

NET INVESTMENT INCOME (LOSS)	31,436,378

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(66,459)) (net of foreign capital gains taxes $(750))	(16,591,432)
Futures transactions	(19,345,928)
Forward and cross currency contract transactions	(1,271,841)
Options written transactions	1,474,050
Short sales transactions	26,043,659
Swap agreements transactions	(4,412,536)
Foreign currency transactions	(2,110,435)

(16,214,463)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $27,438)	(64,140,824)
Futures	5,344,357
Forward and cross currency contracts	2,116,853
Options written	446,727
Short sales	17,735
Swap agreements	(498,851)
Foreign currencies	(303,791)
Unfunded loan commitment	559

(57,017,235)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(73,231,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,795,320)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$31,436,378	$73,579,371
Net realized gain (loss) on investment and foreign currency transactions	(16,214,463)	142,504,931
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(57,017,235)	43,443,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(41,795,320)	259,527,578

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [13,920,054 and 94,863,854 shares, respectively]	217,465,736	1,423,451,961
Portfolio shares purchased [8,820,454 and 109,734,525 shares, respectively]	(137,358,229)	(1,632,973,469)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	80,107,507	(209,521,508)

TOTAL INCREASE (DECREASE)	38,312,187	50,006,070
NET ASSETS:
Beginning of period	3,933,181,793	3,883,175,723

End of period	$3,971,493,980	$3,933,181,793

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 94.0%

ASSET-BACKED SECURITIES — 12.9%
Automobiles — 2.4%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class B
0.970%	02/18/26		280	$281,861
Autonoria Spain FT (Spain),
Series 2021-SP, Class D, 1 Month EURIBOR + 1.550% (Cap N/A, Floor 0.000%)
0.991%(c)	01/31/39	EUR	200	236,796
Series 2021-SP, Class E, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.091%(c)	01/31/39	EUR	200	236,753
Series 2021-SP, Class F, 1 Month EURIBOR + 3.900% (Cap N/A, Floor 0.000%)
3.341%(c)	01/31/39	EUR	100	118,361
Azure Finance No. 2 PLC (United Kingdom),
Series 2, Class C, 1 Month SONIA + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	07/20/30	GBP	825	1,180,785
Chesapeake Funding II LLC (Canada),
Series 2019-01A, Class B, 144A
3.110%	04/15/31		400	408,171
Series 2019-01A, Class C, 144A
3.360%	04/15/31		380	388,267
Series 2020-01A, Class B, 144A
1.240%	08/16/32		100	100,982
Series 2020-01A, Class C, 144A
2.140%	08/16/32		100	102,436
Credit Acceptance Auto Loan Trust,
Series 2019-01A, Class A, 144A
3.330%	02/15/28		1,110	1,118,280
Series 2019-03A, Class A, 144A
2.380%	11/15/28		930	947,831
Series 2020-01A, Class A, 144A
2.010%	02/15/29		1,640	1,668,313
Series 2020-02A, Class A, 144A
1.370%	07/16/29		470	475,611
Series 2021-02A, Class A, 144A
0.960%	02/15/30		1,370	1,370,909
Drive Auto Receivables Trust,
Series 2020-01, Class A3
2.020%	11/15/23		251	251,380
FCT Autonoria (France),
Series 2019-01, Class E, 1 Month EURIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.147%(c)	09/25/35	EUR	802	956,191
FT Santander Consumer Spain Auto (Spain),
Series 2020-01, Class C, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 0.000%)
1.407%(c)	03/20/33	EUR	164	196,166
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24		1,100	1,111,133
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		705	707,598
Santander Drive Auto Receivables Trust,
Series 2020-02, Class B
0.960%	11/15/24		210	211,024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-02, Class C
1.460%	09/15/25		710	$718,000
Turbo Finance PLC (United Kingdom),
Series 9, Class B, 1 Month SONIA + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	08/20/28	GBP	610	846,284
Westlake Automobile Receivables Trust,
Series 2019-03A, Class A2, 144A
2.150%	02/15/23		88	88,500

				13,721,632

Collateralized Loan Obligations — 4.2%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.284%(c)	07/15/26		288	288,280
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.234%(c)	01/28/31		2,000	2,001,092
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A2R2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.634%(c)	07/15/29		600	599,363
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.278%(c)	04/20/31		250	249,763
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL03, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.123%(c)	03/15/28		188	188,087
CBAM Ltd. (Cayman Islands),
Series 2019-09A, Class B2, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.084%(c)	02/12/30		1,000	1,000,071
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.320%(c)	10/17/30		580	579,883
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.196%(c)	04/23/29		1,250	1,249,753
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.140%(c)	04/17/31		750	746,201
FS Rialto Issuer Ltd. (Cayman Islands),
Series 2021-FL02, Class A, 144A, 1 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.295%(c)	04/16/28		420	420,322
Goldentree Loan Opportunities Ltd.,
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.308%(c)	07/20/31		325	325,214
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.260%(c)	01/18/31		260	260,040

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Gulf Stream Meridian Ltd. (Cayman Islands),
Series 2021-04A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.956%(c)	07/15/34	1,250	$1,244,436
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.256%(c)	07/25/27	293	293,304
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A2, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.338%(c)	04/20/32	1,000	1,004,819
Kayne CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.656%(c)	04/15/32	275	275,137
KKR CLO Ltd. (Cayman Islands),
Series 16, Class A2R, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.988%(c)	01/20/29	810	811,382
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.203%(c)	05/15/28	495	495,250
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.312%(c)	07/20/34	1,000	1,000,100
Longfellow Place CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR3, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.934%(c)	04/15/29	1,000	1,000,163
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class ARR, 144A
0.000%(cc)	07/15/34	825	825,499
Series 2016-23A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.740%(c)	10/17/27	250	249,814
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.240%(c)	04/15/34	2,455	2,447,785
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A2RR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.838%(c)	07/20/29	750	750,024
Octagon Investment Partners 37 Ltd. (Cayman Islands),
Series 2018-02A, Class A2, 144A, 3 Month LIBOR + 1.580% (Cap N/A, Floor 0.000%)
1.756%(c)	07/25/30	700	697,474
Octagon Investment Partners 39 Ltd. (Cayman Islands),
Series 2018-03A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.838%(c)	10/20/30	250	249,999
Octagon Investment Partners 51 Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.285%(c)	07/20/34	1,105	1,105,223

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2018-04A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.606%(c)	11/15/26		250	$250,020
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.188%(c)	10/20/31		750	749,997
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.258%(c)	10/20/28		2,430	2,432,066

				23,790,561

Consumer Loans — 1.9%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	750	608,864
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		420	431,463
Series 2021-01A, Class A, 144A
1.900%	11/20/31		440	443,945
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		518	531,021
Series 2020-AA, Class A, 144A
2.190%	08/21/34		230	233,938
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	180,831
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29		288	288,746
PFS Financing Corp.,
Series 2019-A, Class A1, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.623%(c)	04/15/24		660	661,932
Series 2019-A, Class A2, 144A
2.860%	04/15/24		840	856,941
Series 2019-B, Class A, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.623%(c)	09/15/23		1,130	1,130,907
Series 2020-F, Class A, 144A
0.930%	08/15/24		294	295,414
Series 2020-G, Class A, 144A
0.970%	02/15/26		530	533,612
Series 2021-A, Class A, 144A
0.710%	04/15/26		370	369,705
Series 2021-B, Class A, 144A
0.775%	08/17/26		1,370	1,362,595
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28		400	405,173
Series 2020-01, Class A, 144A
2.340%	10/15/30		190	193,499
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27		1,000	1,010,678

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
SC Germany SA Compartment Consumer (Luxembourg),
Series 2020-01, Class C, 1 Month EURIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.201%(c)	11/14/34	EUR	200	$238,917
Series 2020-01, Class D, 1 Month EURIBOR + 2.500% (Cap N/A, Floor 0.000%)
1.951%(c)	11/14/34	EUR	200	239,853
Springleaf Funding Trust,
Series 2015-BA, Class A, 144A
3.480%	05/15/28		183	183,479
Series 2017-AA, Class A, 144A
2.680%	07/15/30		248	248,775

				10,450,288

Credit Cards — 0.2%
BL Consumer Credit (Luxembourg),
Series 2021-01, Class D, 1 Month EURIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.097%(c)	09/25/38	EUR	294	351,065
Series 2021-01, Class E, 1 Month EURIBOR + 2.850% (Cap N/A, Floor 0.000%)
2.297%(c)	09/25/38	EUR	355	421,435
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01X, Class B, 1 Month SONIA + 1.550% (Cap N/A, Floor 0.000%)
1.600%(c)	03/15/29	GBP	255	354,468

				1,126,968

Equipment — 0.2%
Transportation Finance Equipment Trust,
Series 2019-01, Class A3, 144A
1.850%	04/24/23		1,000	1,009,394

Home Equity Loans — 0.0%
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE01, Class A2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.832%(c)	08/25/32		77	75,276
Renaissance Home Equity Loan Trust,
Series 2004-03, Class AV2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.812%(c)	11/25/34		90	87,067

				162,343

Other — 0.4%
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.232%(c)	06/15/28		191	191,422
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43		571	605,413
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40		53	55,841

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
PCL Funding IV PLC (United Kingdom),
Series 2020-01, Class C, 1 Month SONIA + 2.200% (Cap N/A, Floor 0.000%)
2.250%(c)	09/15/24	GBP	155	$215,812
PCL Funding V PLC (United Kingdom),
Series 2021-01, Class C, 1 Month SONIA + 1.700% (Cap N/A, Floor 0.000%)
1.750%(c)	10/15/25	GBP	116	160,607
Sesac Finance LLC,
Series 2019-01, Class A2, 144A
5.216%	07/25/49		147	157,246
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24		670	681,558

				2,067,899

Residential Mortgage-Backed Securities — 0.2%
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.212%(c)	07/25/37		414	322,184
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57		440	442,353
Towd Point Mortgage Trust,
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56		258	259,143

				1,023,680

Student Loans — 3.4%
College Ave Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.192%(c)	07/25/51		92	93,277
College Avenue Student Loans LLC,
Series 2021-B, Class A1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.886%(c)	06/25/52		400	399,989
EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 144A
3.580%(cc)	11/25/38		498	516,726
Navient Private Education Loan Trust,
Series 2015-AA, Class A2B, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.273%(c)	12/15/28		241	242,412
Series 2020-IA, Class A1B, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.073%(c)	04/15/69		1,233	1,241,217
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2B, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)
0.993%(c)	05/15/68		1,023	1,029,170
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
0.973%(c)	11/15/68		130	130,814
Series 2020-FA, Class A, 144A
1.220%	07/15/69		869	874,096

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2021-DA, Class A, 144A, Prime + (1.990%) (Cap N/A, Floor 0.000%)
1.260%(c)	04/15/60	1,040	$1,028,544
Navient Student Loan Trust,
Series 2018-EA, Class A2, 144A
4.000%	12/15/59	203	208,722
Nelnet Student Loan Trust,
Series 2021-A, Class APT2, 144A
1.360%	04/20/62	1,700	1,699,722
Series 2021-BA, Class AFX, 144A
1.420%	04/20/62	1,430	1,429,730
SLM Private Credit Student Loan Trust,
Series 2004-A, Class A3, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
0.519%(c)	06/15/33	2,152	2,132,578
Series 2007-A, Class A4A, 3 Month LIBOR + 0.240% (Cap N/A, Floor 0.000%)
0.359%(c)	12/16/41	383	373,739
SMB Private Education Loan Trust,
Series 2016-A, Class A2B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.601%(c)	05/15/31	808	814,558
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.821%(c)	01/15/37	1,053	1,055,583
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
0.931%(c)	09/15/37	100	100,629
Series 2021-A, Class APL, 144A
0.000%	01/15/53	1,639	1,641,249
Series 2021-A, Class B, 144A
2.310%	01/15/53	280	283,824
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,080	1,075,754
Series 2021-C, Class APT1, 144A
1.390%	01/15/53	630	627,883
SoFi Professional Loan Program LLC,
Series 2016-A, Class A2, 144A
2.760%	12/26/36	209	211,447
Series 2016-C, Class A2B, 144A
2.360%	12/27/32	83	83,642
Series 2016-D, Class A2B, 144A
2.340%	04/25/33	116	118,143
Series 2018-A, Class A2B, 144A
2.950%	02/25/42	548	558,803
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	790	816,216

			18,788,467

TOTAL ASSET-BACKED SECURITIES (cost $71,669,168)			72,141,232

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.4%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.223%(c)	04/15/34	550	$550,164
AOA Mortgage Trust,
Series 2015-1177, Class A, 144A
2.957%	12/13/29	2,084	2,085,714
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.723%	07/15/49	338	343,005
BANK,
Series 2019-BN18, Class A2
3.474%	05/15/62	975	1,036,126
Barclays Commercial Mortgage Securities Trust,
Series 2013-TYSN, Class E, 144A
3.708%	09/05/32	355	353,165
BWAY Mortgage Trust,
Series 2013-1515, Class A1, 144A
2.809%	03/10/33	751	778,657
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.523%(c)	10/15/36	1,163	1,164,395
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.873%(c)	12/15/36	1,350	1,351,641
Series 2020-VIV04, Class A, 144A
2.843%	03/09/44	520	546,209
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
0.725%(c)	05/15/38	430	429,871
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	615	662,517
Series 2021-LBA, Class AJV, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.873%(c)	02/15/36	320	320,511
Series 2021-LBA, Class AV, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.873%(c)	02/15/36	435	435,695
Series 2021-SOAR, Class A, 144A, 1 Month LIBOR + 0.670% (Cap N/A, Floor 0.670%)
0.770%(c)	06/15/38	800	800,395
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	1,082,877
Commercial Mortgage Trust,
Series 2012-CR04, Class ASB
2.436%	10/15/45	510	516,536
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	951,139
Series 2013-CR10, Class ASB
3.795%	08/10/46	1,318	1,363,861
Series 2014-CR21, Class A3
3.528%	12/10/47	900	958,026
Series 2014-UBS05, Class ASB
3.548%	09/10/47	497	517,337

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-CR22, Class A3
3.207%	03/10/48	2,340	$2,362,845
Series 2015-CR23, Class A2
2.852%	05/10/48	748	754,142
Series 2015-CR24, Class ASB
3.445%	08/10/48	811	853,125
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.053%(c)	05/15/36	1,247	1,250,333
Credit Suisse Mortgage Trust,
Series 2020-NET, Class A, 144A
2.257%	08/15/37	524	540,960
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class XA, IO
2.057%(cc)	01/15/49	1,142	84,537
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.155%(c)	07/15/38	875	877,480
Series 2021-ESH, Class D, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.325%(c)	07/15/38	240	241,153
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2012-K18, Class B, 144A
4.316%(cc)	01/25/45	375	381,823
Series 2012-K19, Class B, 144A
4.156%(cc)	05/25/45	230	235,417
Series 2012-K20, Class B, 144A
4.003%(cc)	05/25/45	215	220,861
Series 2013-K27, Class B, 144A
3.615%(cc)	01/25/46	205	213,781
Series 2013-K31, Class B, 144A
3.745%(cc)	07/25/46	165	173,395
Series 2015-K720, Class B, 144A
3.511%(cc)	07/25/22	450	461,740
Series K121, Class X1, IO
1.124%(cc)	11/25/53	899	73,336
Series KJ05, Class A2
2.158%	10/25/21	265	266,248
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class A4
3.377%	05/10/45	578	581,914
Series 2012-GCJ09, Class A3
2.773%	11/10/45	1,919	1,960,892
Series 2013-GC14, Class A3
3.526%	08/10/46	39	38,683
Series 2019-GC38, Class A2
3.872%	02/10/52	678	720,344
Series 2020-TWN03, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	11/15/37	900	904,537
Hawaii Hotel Trust,
Series 2019-MAUI, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.223%(c)	05/15/38	728	731,095

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, IO
0.979%(cc)	09/15/47		5,751	$126,789
Series 2014-C23, Class ASB
3.657%	09/15/47		494	518,401
Series 2015-C33, Class A3
3.504%	12/15/48		515	554,021
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.873%(c)	04/15/38		189	189,214
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4
3.483%	06/15/45		620	626,365
Series 2012-HSBC, Class D, 144A
4.675%(cc)	07/05/32		975	1,002,552
Series 2013-LC11, Class ASB
2.554%	04/15/46		1,115	1,136,013
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33		430	452,997
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.873%(c)	05/15/36		690	690,428
Series 2019-KNSQ, Class D, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.423%(c)	05/15/36		229	229,070
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50		2,125	2,137,734
Last Mile Securities PE DAC (Ireland),
Series 2021-01X, Class B, 3 Month EURIBOR + 1.200% (Cap 5.200%, Floor 1.200%)
1.200%(c)	08/17/31	EUR	304	361,090
Series 2021-01X, Class C, 3 Month EURIBOR + 1.600% (Cap 5.600%, Floor 1.600%)
1.600%(c)	08/17/31	EUR	275	325,247
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
0.874%(c)	04/15/38		650	650,407
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3FL, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.082%(c)	07/15/46		1,682	1,686,943
Series 2014-C19, Class A4
3.526%	12/15/47		400	430,522
Series 2015-C26, Class ASB
3.323%	10/15/48		1,196	1,254,436
Series 2016-C32, Class XA, IO
0.834%(cc)	12/15/49		4,751	147,456
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51		405	466,518

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.023%(c)	06/15/35		693	$684,470
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.023%(c)	01/15/26		380	382,383
Park Avenue Mortgage Trust,
Series 2017-280P, Class D, 144A, 1 Month LIBOR + 1.537% (Cap N/A, Floor 1.537%)
1.609%(c)	09/15/34		530	529,364
Pearl Finance DAC (Ireland),
Series 2020-01, Class A2, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.900%(c)	11/17/32	EUR	385	456,861
Series 2020-01, Class B, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.500%(c)	11/17/32	EUR	455	539,819
Sage AR Funding No.1 PLC (United Kingdom),
Series 1X, Class C, SONIA + 2.150% (Cap N/A, Floor 0.000%)
2.199%(c)	11/17/30	GBP	300	416,210
Taurus UK DAC (Ireland),
Series 2021-UK1X, Class B, SONIA + 1.300% (Cap N/A, Floor 1.300%)
1.349%(c)	05/17/31	GBP	208	288,355
Series 2021-UK1X, Class C, SONIA + 1.650% (Cap N/A, Floor 1.650%)
1.699%(c)	05/17/31	GBP	177	244,815
Series 2021-UK1X, Class D, SONIA + 2.600% (Cap N/A, Floor 2.600%)
2.649%(c)	05/17/31	GBP	100	138,628
TPGI Trust,
Series 2021-DGWD, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.800%(c)	06/15/26		710	710,350
TTAN,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.923%(c)	03/15/38		500	500,467
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50		800	868,612
Series 2019-C16, Class ASB
3.460%	04/15/52		865	949,524
Series 2019-C18, Class A4
3.035%	12/15/52		531	569,156
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB
3.477%	08/15/50		921	957,286
Series 2015-C26, Class A4
3.166%	02/15/48		700	748,646
Series 2016-C32, Class ASB
3.324%	01/15/59		1,522	1,600,691
Series 2017-C39, Class A5
3.418%	09/15/50		1,741	1,915,112
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45		1,021	1,043,760

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-C13, Class ASB
2.654%	05/15/45		366	$372,016
Series 2014-C21, Class ASB
3.393%	08/15/47		933	966,357

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $57,678,585)				58,045,567

COMMERCIAL PAPER(n) — 0.4%
Enel Finance America, LLC
0.412%	04/25/22		2,000	1,995,432

(cost $1,993,212)
CORPORATE BONDS — 30.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		175	176,485
WPP Finance 2013 (United Kingdom),
Gtd. Notes, EMTN
3.000%	11/20/23	EUR	100	127,571

				304,056

Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		400	403,780
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23		76	80,810
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.800%	03/15/22		224	227,510
3.650%	08/16/23		2	2,122

				714,222

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
1.700%	06/15/25	EUR	500	623,387
2.350%	05/06/25		55	57,530
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24		1,660	1,745,438
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		300	300,372
Gtd. Notes, EMTN
0.875%	10/13/23	EUR	230	277,344
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		675	748,349
Wens Foodstuffs Group Co. Ltd. (China),
Sr. Unsec’d. Notes
2.349%	10/29/25		200	184,383

				3,936,803

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines — 0.1%
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25			200	$192,505
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29			362	402,255
United Airlines 2020-1 Class B Pass Through Trust,
Pass-Through Certificates
4.875%	07/15/27			63	66,891

					661,651

Auto Manufacturers — 2.7%
BMW Finance NV (Germany),
Gtd. Notes, EMTN
0.000%	04/14/23		EUR	390	465,262
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26			887	891,267
Daimler International Finance BV (Germany),
Gtd. Notes, EMTN
0.250%	08/09/21		EUR	45	53,398
0.250%	11/06/23		EUR	130	155,489
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.370%	11/17/23	(a)		1,300	1,348,537
4.140%	02/15/23	(a)		1,055	1,092,921
General Motors Co.,
Sr. Unsec’d. Notes
5.400%	10/02/23			370	407,320
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25			300	326,856
Sr. Unsec’d. Notes
5.200%	03/20/23			1,770	1,905,792
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes
3.625%	08/29/27			230	252,758
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
2.000%	03/09/26	(a)		1,300	1,307,303
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.652%	03/17/26		EUR	100	129,282
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23	(a)		1,271	1,325,665
3.522%	09/17/25	(a)		467	498,419
4.345%	09/17/27			490	539,142
PACCAR Financial Europe BV,
Sr. Unsec’d. Notes, EMTN
0.000%	03/01/26		EUR	500	594,220
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
0.750%	04/10/23		EUR	690	828,555
Stellantis NV,
Sr. Unsec’d. Notes
3.375%	07/07/23		EUR	215	270,519

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Traton Finance Luxembourg SA (Germany),
Gtd. Notes, EMTN
0.000%	06/14/24		EUR	200	$237,350
0.125%	03/24/25		EUR	300	356,763
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	01/31/24		EUR	600	746,089
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22			200	205,489
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
0.375%	07/20/26		EUR	60	71,374
1.000%	02/16/23		EUR	700	845,255
Volvo Treasury AB (Sweden),
Gtd. Notes, EMTN
0.000%	02/11/23		EUR	100	119,126
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.105%(c)	09/13/21		EUR	300	356,039

					15,330,190

Auto Parts & Equipment — 0.2%
Conti-Gummi Finance BV (Germany),
Gtd. Notes
1.125%	09/25/24		EUR	140	171,533
ZF Finance GmbH (Germany),
Gtd. Notes, EMTN
3.000%	09/21/25		EUR	300	377,322
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22			284	291,832

					840,687

Banks — 7.0%
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.875%	09/08/25			278	278,012
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23		1,300		1,326,580
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30			50	49,728
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
0.625%(ff)	11/07/25		EUR	200	239,161
1.125%(ff)	03/11/27		EUR	100	121,841
Banco do Brasil Cayman (Brazil),
Sr. Unsec’d. Notes, EMTN
4.750%	03/20/24			200	213,907
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26			100	101,968
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	(a)	1,000		1,011,496

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.746%	05/28/25			600	$632,221
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31			210	216,543
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	05/13/25			200	222,942
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.197%(ff)	10/24/26			1,300	1,289,409
1.319%(ff)	06/19/26			610	611,461
2.015%(ff)	02/13/26			1,000	1,031,002
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	(a)		1,300	1,310,967
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
0.125%	02/05/24		EUR	200	239,172
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25			440	477,148
4.610%(ff)	02/15/23			810	830,532
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25		EUR	100	129,217
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27			875	864,154
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	04/13/27		EUR	500	589,032
BPCE SA (France),
Sr. Unsec’d. Notes
0.625%	04/28/25		EUR	100	121,568
Chong Hing Bank Ltd. (China),
Sub. Notes
3.876%(ff)	07/26/27			200	201,250
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.929%(ff)	06/19/24			344	362,806
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.875%	02/28/27			306	333,046
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25	(a)		705	706,756
1.462%(ff)	06/09/27			1,010	1,005,656
3.106%(ff)	04/08/26			1,400	1,497,772
CMB Wing Lung Bank Ltd. (Hong Kong),
Sub. Notes, EMTN
3.750%(ff)	11/22/27			285	291,407
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	03/24/26		EUR	100	120,751
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27			1,370	1,348,198
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27			795	778,756

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Dah Sing Bank Ltd. (Hong Kong),
Sub. Notes, EMTN
4.250%(ff)	11/30/26			200	$201,804
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.621%(ff)	09/11/26			890	889,990
3.001%(ff)	09/20/22			1,220	1,225,948
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25			345	346,846
Sr. Unsec’d. Notes, EMTN
1.000%(ff)	11/19/25		EUR	200	242,080
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.550%
0.013%(c)	04/21/23		EUR	340	404,043
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%(ff)	05/18/24			200	212,389
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.000%	03/18/26			200	216,324
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 3 Month EURIBOR + 0.400% (Cap N/A, Floor 0.000%)
0.000%(c)	04/08/22		EUR	400	476,131
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27			245	247,159
Sr. Unsec’d. Notes, EMTN
0.100%(ff)	09/03/25		EUR	100	118,792
1.000%	09/20/23		EUR	300	365,563
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27			1,700	1,709,127
2.083%(ff)	04/22/26	(a)		1,715	1,773,471
Sr. Unsec’d. Notes, EMTN
1.500%	01/27/25		EUR	120	150,059
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31			200	204,598
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
1.125%	01/25/24		EUR	300	367,607
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23	(a)		375	378,047
Macquarie Bank Ltd. (Australia),
Sub. Notes
4.875%	06/10/25			200	223,590
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
0.523%	06/10/24		EUR	310	374,193
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27			1,095	1,094,946
2.359%(ff)	05/22/24			630	649,193
3.875%	09/12/23			800	854,598

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Samba Funding Ltd. (Saudi Arabia),
Gtd. Notes
2.900%	01/29/27			294	$307,287
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24			565	588,067
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27			640	638,646
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
0.991%(ff)	01/12/25			680	678,404
1.214%(ff)	03/23/25			315	316,557
1.456%(ff)	01/14/27	(a)		430	426,000
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN
4.500%	09/28/23			200	214,229
Svenska Handelsbanken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.418%(ff)	06/11/27			500	498,501
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, EMTN
0.375%	04/25/24		EUR	235	282,658
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	01/29/26		EUR	200	238,163
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26			375	380,022
Sub. Notes, EMTN
6.950%	10/31/22		EUR	365	471,812
Virgin Money UK PLC (United Kingdom),
Sr. Unsec’d. Notes, GMTN
0.375%(ff)	05/27/24		EUR	160	190,998
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
3.150%	01/16/24			2,345	2,498,903

					39,011,204

Beverages — 0.2%
Asahi Group Holdings Ltd. (Japan),
Sr. Unsec’d. Notes
0.010%	04/19/24		EUR	190	225,875
0.155%	10/23/24		EUR	100	119,368
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27			200	208,592
Pernod Ricard SA (France),
Sr. Unsec’d. Notes
0.000%	10/24/23		EUR	300	357,575

					911,410

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25			135	140,452

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.200%	09/17/30			200	$219,507
CRH Finland Services OYJ (Ireland),
Gtd. Notes, EMTN
0.875%	11/05/23		EUR	200	242,827
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes, EMTN
0.125%	07/19/27		EUR	125	146,712

					749,498

Chemicals — 0.3%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26			200	222,569
Gtd. Notes, EMTN
4.250%	11/03/26			229	254,841
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26			250	257,000
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25			274	272,533
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25			310	309,623
Phosagro OAO Via Phosagro Bond Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
3.050%	01/23/25			200	208,339

					1,524,905

Commercial Services — 0.6%
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.118%(c)	02/09/23		EUR	1,100	1,305,591
Sr. Unsec’d. Notes, EMTN
2.500%	05/20/24		EUR	300	379,074
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26			250	260,857
MMS USA Holdings, Inc. (France),
Gtd. Notes
0.625%	06/13/25		EUR	200	241,468
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	(a)		500	553,100
Sodexo, Inc. (France),
Gtd. Notes, 144A
1.634%	04/16/26	(a)		600	604,246

					3,344,336

Computers — 0.0%
Capgemini SE (France),
Sr. Unsec’d. Notes
0.625%	06/23/25		EUR	200	243,025

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.0%
Li & Fung Ltd. (Hong Kong),
Sr. Unsec’d. Notes, EMTN
4.500%	08/18/25			200	$206,928

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.875%	08/14/24			450	470,594
3.300%	01/23/23			385	398,982
3.500%	05/26/22			800	818,692
3.500%	01/15/25			750	794,798
4.625%	07/01/22			150	156,016
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26			325	325,300
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26			440	439,990
Azure Nova International Finance Ltd. (China),
Gtd. Notes, EMTN
4.250%	03/21/27			309	341,235
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.500%	09/18/27			297	316,443
Canada Pension Plan Investment Board Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A
0.500%	09/16/24			1,575	1,569,015
CDBL Funding 1 (China),
Gtd. Notes, EMTN
3.500%	10/24/27			300	316,765
CICC Hong Kong Finance 2016 MTN Ltd. (China),
Gtd. Notes, EMTN
2.000%	01/26/26			200	199,162
FCA Bank SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.000%	04/16/24		EUR	100	118,546
0.125%	11/16/23		EUR	100	118,951
0.500%	09/18/23		EUR	190	227,756
Haitong International Securities Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes
3.125%	05/18/25			218	226,691
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
3.011%	12/23/10	(d)		4,200	29,400
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
1.375%	04/06/26			700	701,202
Mirae Asset Securities Co. Ltd. (South Korea),
Sr. Unsec’d. Notes
2.625%	07/30/25			216	222,365
Ocean Laurel Co. Ltd. (China),
Gtd. Notes
2.375%	10/20/25			276	273,306
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26			1,245	1,249,270

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25			500	$564,238
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24			200	210,319
PSA Banque France SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	01/22/25		EUR	200	236,631
REC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.875%	07/07/27			200	210,000
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23			200	203,007
Synchrony Financial,
Sr. Unsec’d. Notes
4.500%	07/23/25			650	727,865

					11,466,539

Electric — 1.6%
ACEA SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.000%	09/28/25		EUR	150	177,824
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.000%	08/03/26			200	209,859
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	(a)		269	276,683
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21			770	772,196
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
0.750%	11/30/22		EUR	80	96,007
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.000%	10/24/22		EUR	390	464,308
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.000%	06/17/24		EUR	360	429,465
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	02/28/23		EUR	300	359,079
ESB Finance DAC (Ireland),
Gtd. Notes, EMTN
3.494%	01/12/24		EUR	205	265,191
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
3.350%	07/15/22			557	566,064
National Grid Electricity Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes
0.190%	01/20/25		EUR	195	232,913
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24			250	263,631

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27			200	$207,044
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	04/03/24			200	210,474
Pacific Gas & Electric Co.,
First Mortgage
3.450%	07/01/25	(a)		807	845,686
Sr. Sec’d. Notes
1.367%	03/10/23			2,670	2,670,259
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27			232	252,117
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.625%	02/15/27			495	514,393

					8,813,193

Electronics — 0.0%
Amphenol Technologies Holding GmbH,
Gtd. Notes
0.750%	05/04/26		EUR	185	226,517

Energy-Alternate Sources — 0.2%
Contemporary Ruiding Development Ltd. (China),
Gtd. Notes
1.875%	09/17/25			250	250,893
Greenko Dutch BV (India),
Gtd. Notes
3.850%	03/29/26			200	205,247
Greenko Mauritius Ltd. (India),
Gtd. Notes
6.250%	02/21/23			200	206,236
SK Battery America, Inc. (South Korea),
Gtd. Notes
2.125%	01/26/26			200	198,318
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23			250	257,425

					1,118,119

Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27		EUR	400	494,780
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26			200	216,863

					711,643

Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.750%	08/01/25	(a)		550	565,034

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods — 0.2%
China Mengniu Dairy Co. Ltd. (China),
Sr. Unsec’d. Notes
1.875%	06/17/25			200	$201,059
General Mills, Inc.,
Sr. Unsec’d. Notes
0.450%	01/15/26		EUR	100	120,526
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27	(a)		480	527,463

					849,048

Forest Products & Paper — 0.1%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30			200	213,138
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.125%	01/15/32			60	59,375

					272,513

Gas — 0.3%
APT Pipelines Ltd. (Australia),
Gtd. Notes
4.250%	07/15/27			320	361,742
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24	(a)		1,210	1,211,497
Redexis Gas Finance BV (Spain),
Gtd. Notes, EMTN
1.875%	05/28/25		EUR	100	125,797
Snam SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.000%	08/15/25		EUR	110	130,323

					1,829,359

Healthcare-Products — 0.3%
Abbott Ireland Financing DAC,
Gtd. Notes
0.100%	11/19/24		EUR	230	274,922
0.875%	09/27/23		EUR	300	364,585
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.208%	06/04/26		EUR	150	186,143
Danaher Corp.,
Sr. Unsec’d. Notes
1.700%	03/30/24		EUR	115	143,007
Medtronic Global Holdings SCA,
Gtd. Notes
0.000%	10/15/25		EUR	161	191,347
Gtd. Notes, EMTN
0.000%	12/02/22		EUR	385	458,931
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.000%	04/15/25		EUR	185	235,206

					1,854,141

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.8%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	(a)		850	$888,336
Fresenius Finance Ireland PLC (Germany),
Gtd. Notes
0.000%	10/01/25		EUR	170	201,190
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			840	947,466
5.375%	09/01/26			280	322,370
5.875%	02/15/26			865	1,000,940
Sr. Sec’d. Notes
5.250%	04/15/25			500	572,586
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27			250	261,771
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25			168	169,482

					4,364,141

Home Builders — 0.4%
KB Home,
Gtd. Notes
7.625%	05/15/23			1,100	1,195,609
Lennar Corp.,
Gtd. Notes
5.250%	06/01/26			695	802,183
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27			176	205,669

					2,203,461

Insurance — 0.2%
China Life Insurance Overseas Co. Ltd. (Hong Kong),
Sub. Notes
3.350%(ff)	07/27/27			287	291,388
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26		EUR	235	294,374
Vigorous Champion International Ltd. (China),
Gtd. Notes, EMTN
2.750%	06/02/25			215	219,852
ZhongAn Online P&C Insurance Co. Ltd. (China),
Sr. Unsec’d. Notes
3.500%	03/08/26			212	214,016

					1,019,630

Internet — 0.5%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22			1,055	1,077,508
3.625%	07/06/27			250	275,940
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25		EUR	210	249,795

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	02/15/25			500	$577,531
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28			200	218,628
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25			122	138,527
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24			200	210,854

					2,748,783

Investment Companies — 0.1%
Huarong Finance 2017 Co. Ltd. (China),
Gtd. Notes, EMTN
4.250%	11/07/27			226	158,434
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.375%	12/15/25			250	258,325

					416,759

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25			90	93,087
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25			55	57,605
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30			80	85,084

					235,776

Lodging — 0.3%
Champion Path Holdings Ltd. (Macau),
Gtd. Notes
4.500%	01/27/26			200	208,010
Fortune Star BVI Ltd. (China),
Gtd. Notes
5.950%	10/19/25			200	210,097
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	(a)		745	777,306
MGM Resorts International,
Gtd. Notes
7.750%	03/15/22			250	261,271
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
3.800%	01/08/26			200	213,329

					1,670,013

Machinery-Diversified — 0.0%
KION Group AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.625%	09/24/25		EUR	100	123,495

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	(a)		850	$891,429
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	(a)		725	822,061
Informa PLC (United Kingdom),
Gtd. Notes, EMTN
1.500%	07/05/23		EUR	400	488,397
2.125%	10/06/25		EUR	705	890,879
RELX Finance BV (United Kingdom),
Gtd. Notes
0.000%	03/18/24		EUR	120	142,823
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	(a)		250	256,694
5.375%	07/15/26	(a)		450	464,423
Sky Ltd. (United Kingdom),
Gtd. Notes, EMTN
1.500%	09/15/21		EUR	225	267,842
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24			255	274,162
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27			200	209,124
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27			500	519,597

					5,227,431

Mining — 0.2%
Glencore Funding LLC (Australia),
Gtd. Notes
3.875%	10/27/27			235	258,884
Gold Fields Orogen Holdings BVI Ltd. (South Africa),
Gtd. Notes, 144A
5.125%	05/15/24			200	218,137
Nexa Resources SA (Peru),
Gtd. Notes, 144A
5.375%	05/04/27			200	214,855
Vedanta Resources Finance II PLC (India),
Gtd. Notes
13.875%	01/21/24			200	218,119

					909,995

Miscellaneous Manufacturing — 0.3%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
0.250%	12/05/24		EUR	280	336,193
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.000%	09/05/21		EUR	550	652,758
0.375%	09/06/23		EUR	400	481,778

					1,470,729

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25		1,300	$1,358,034

Oil & Gas — 1.6%
BPRL International Singapore Pte Ltd. (India),
Gtd. Notes, EMTN
4.375%	01/18/27		200	212,579
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	(a)	750	776,031
Diamondback Energy, Inc.,
Gtd. Notes
0.900%	03/24/23	(a)	745	745,160
2.875%	12/01/24	(a)	600	634,245
4.750%	05/31/25		700	789,171
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		240	264,627
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		250	259,578
Hindustan Petroleum Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.000%	07/12/27		200	211,396
Indian Oil Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.750%	01/16/24		200	215,378
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.750%	06/30/23		116	121,586
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		180	184,055
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.375%	04/17/24		250	274,793
ONGC Videsh Vankorneft Pte Ltd. (India),
Gtd. Notes
3.750%	07/27/26		200	212,773
OQ SAOC (Oman),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	05/06/28		200	201,248
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24		760	845,818
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	(a)	250	251,876
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	195,927
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	216,723
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		103	116,146

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	(a)		370	$359,019
6.840%	01/23/30			110	113,366
Gtd. Notes, MTN
6.875%	08/04/26			120	131,075
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30			200	218,758
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26			435	430,654
PTTEP Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, EMTN
2.587%	06/10/27	(a)		250	259,252
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.300%	07/12/51			200	200,000
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30			220	216,075
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24			275	289,468
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
3.625%	04/12/27			200	219,852

					9,166,629

Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	(a)		32	35,365
Schlumberger Finance Canada Ltd.,
Gtd. Notes
1.400%	09/17/25			215	217,680

					253,045

Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	(a)		350	361,320
Ball Corp.,
Gtd. Notes
5.250%	07/01/25			872	986,827
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26			250	259,407
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24			355	387,525
SIG Combibloc PurchaseCo Sarl (Switzerland),
Gtd. Notes
1.875%	06/18/23		EUR	485	594,657
2.125%	06/18/25		EUR	100	125,456

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25			245	$267,602

					2,982,794

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.250%	06/01/24		EUR	100	122,680
1.500%	11/15/23		EUR	410	504,529
2.950%	11/21/26			1,399	1,503,977
Bayer AG (Germany),
Sr. Unsec’d. Notes
0.050%	01/12/25		EUR	300	355,073
Bayer Capital Corp. BV (Germany),
Gtd. Notes
1.500%	06/26/26		EUR	200	250,665
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.401%	05/24/23		EUR	100	121,776
Merck Financial Services GmbH (Germany),
Gtd. Notes, EMTN
0.005%	12/15/23		EUR	300	357,663
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	(a)		750	746,894
Upjohn Finance BV,
Gtd. Notes
0.816%	06/23/22		EUR	370	442,865

					4,406,122

Pipelines — 1.1%
Enbridge, Inc. (Canada),
Gtd. Notes
2.500%	01/15/25			200	209,792
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25			360	378,991
3.600%	02/01/23			370	383,890
4.250%	03/15/23			2,385	2,503,064
4.500%	04/15/24			132	143,765
5.875%	01/15/24			600	664,685
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23			250	261,005
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes
4.634%	07/31/29			210	228,718
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22			535	555,815
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24	(a)		497	558,070

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26	(a)	350	$367,225

				6,255,020

Real Estate — 1.1%
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	02/08/24		200	189,028
China Evergrande Group (China),
Sr. Sec’d. Notes
9.500%	04/11/22		200	170,633
China SCE Group Holdings Ltd. (China),
Sr. Sec’d. Notes
7.375%	04/09/24		200	207,047
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.950%	10/20/25		200	211,567
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
5.625%	12/15/26		200	223,070
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24		200	209,246
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
10.875%	01/09/23		200	178,478
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes
3.400%	09/30/26		29	31,572
Hysan MTN Ltd. (Hong Kong),
Gtd. Notes, EMTN
2.875%	06/02/27		288	303,400
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
10.875%	07/23/23		200	200,247
KWG Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.875%	11/10/24		200	201,664
Logan Group Co. Ltd. (China),
Gtd. Notes
4.500%	01/13/28		200	194,088
Longfor Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.375%	04/13/27		200	210,359
3.900%	04/16/23		200	208,342
Mirvac Group Finance Ltd. (Australia),
Gtd. Notes, EMTN
3.625%	03/18/27		299	323,030
Redsun Properties Group Ltd. (China),
Gtd. Notes
9.700%	04/16/23		200	204,618
RKPF Overseas 2019 A Ltd. (China),
Gtd. Notes
5.900%	03/05/25		200	208,046

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Scenery Journey Ltd. (China),
Gtd. Notes
11.500%	10/24/22			200	$161,972
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
5.600%	07/15/26			200	210,511
Sino-Ocean Land Treasure Finance II Ltd. (China),
Gtd. Notes
5.950%	02/04/27			200	221,796
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.650%	08/03/24			200	200,864
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.200%	03/22/26			200	196,158
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
0.125%	04/06/23		EUR	300	357,480
1.625%	04/07/24		EUR	200	247,315
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.000%	09/16/24		EUR	200	237,782
Yango Justice International Ltd. (China),
Gtd. Notes
8.250%	11/25/23			200	193,556
Yuzhou Group Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
8.500%	02/26/24			200	182,553
Zhenro Properties Group Ltd. (China),
Gtd. Notes
8.350%	03/10/24			200	203,395

					5,887,817

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27		EUR	320	379,768
2.400%	03/15/25			370	386,731
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25			885	891,117
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27		EUR	100	120,901
Digital Dutch Finco BV,
Gtd. Notes
0.625%	07/15/25		EUR	340	411,088
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
1.350%	02/01/27			240	239,705
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	(a)		875	948,562
Simon International Finance SCA,
Gtd. Notes
1.375%	11/18/22		EUR	210	253,490

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26			900	$935,547

					4,566,909

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
5.750%	04/15/25	(a)		350	370,656
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.800%	02/10/24	(a)		700	698,401
0.950%	02/10/26			380	373,045
Zhongsheng Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.000%	01/13/26			200	203,227

					1,645,329

Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25			1,350	1,519,365
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25	(a)		350	367,600
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25			50	52,715
3.875%	06/18/26			500	553,618

					2,493,298

Software — 0.5%
Amadeus Capital Markets SA (Spain),
Gtd. Notes, EMTN
1.625%	11/17/21		EUR	200	237,713
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27	(a)		500	529,680
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26			210	222,674
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.125%	12/03/22		EUR	430	512,444
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26			250	261,564
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	(a)		740	750,261

					2,514,336

Storage/Warehousing — 0.0%
GLP China Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.950%	03/29/26			200	202,847

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.050%	09/05/23		EUR	270	$327,987
1.700%	03/25/26			1,125	1,137,087
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes
4.375%	06/10/25			200	218,239
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	(a)		650	670,139
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26			1,000	1,038,976
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23			815	926,491
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			27	27,334
4.738%	09/20/29			806	863,689
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24			250	273,329
Telesat Canada/Telesat LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	06/01/27			250	242,071
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	04/15/26			750	766,882
Sr. Sec’d. Notes
1.500%	02/15/26	(a)		361	363,526
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27			200	201,055
4.000%	04/09/25			200	210,881
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.750%	03/22/24			285	286,241
1.450%	03/20/26	(a)		515	519,758
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	(a)		250	260,922

					8,334,607

Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.730%	03/29/24			200	212,182
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25			200	218,566

					430,748

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.2%
CMB International Leasing Management Ltd. (China),
Sr. Unsec’d. Notes, EMTN
1.875%	08/12/25			207	$205,363
2.000%	02/04/26			200	198,195
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	(a)		465	461,324
1.700%	06/15/26			215	216,491
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.300%	06/15/28			200	202,483

					1,283,856

Water — 0.1%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
0.672%	03/30/22		EUR	400	476,773

TOTAL CORPORATE BONDS (cost $165,124,148)					168,133,398

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
Alternative Loan Trust,
Series 2003-J03, Class 2A1
6.250%	12/25/33			8	8,420
Atlas Funding PLC (United Kingdom),
Series 2021-01, Class C, 3 Month SONIA + 1.700% (Cap N/A, Floor 0.000%)
1.749%(c)	07/25/58		GBP	100	139,059
Banc of America Alternative Loan Trust,
Series 2007-01, Class 1A1
4.415%(cc)	04/25/22			87	85,169
Banc of America Funding Trust,
Series 2004-A, Class 1A3
2.809%(cc)	09/20/34			36	36,730
Series 2005-D, Class A1
2.852%(cc)	05/25/35			53	53,386
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A
5.250%	04/26/37			286	242,035
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-01, Class 6A1
2.500%(cc)	04/25/33			6	6,423
Series 2003-08, Class 2A1
2.302%(cc)	01/25/34			76	77,511
Series 2003-09, Class 2A1
2.893%(cc)	02/25/34			46	47,126
Series 2004-08, Class 13A1
3.086%(cc)	11/25/34			1,136	985,550
Bear Stearns ALT-A Trust,
Series 2005-10, Class 24A1
2.667%(cc)	01/25/36			776	775,560
Canada Square Funding PLC (United Kingdom),
Series 2021-02, Class C, 3 Month SONIA + 1.600% (Cap N/A, Floor 0.000%)
1.649%(c)	06/17/58		GBP	101	139,856

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-06, Class A1, 1 Year US Treasury Yield Curve Rate CMT + 2.100% (Cap 9.744%, Floor 2.100%)
2.220%(c)	09/25/35		92	$95,542
Series 2005-06, Class A3, 1 Year US Treasury Yield Curve Rate CMT + 1.800% (Cap 10.972%, Floor 1.800%)
1.860%(c)	09/25/35		16	16,624
CMF PLC (United Kingdom),
Series 2020-01, Class B, 1 Month SONIA + 1.000% (Cap N/A, Floor 0.000%)
1.050%(c)	01/16/57	GBP	220	303,410
Series 2020-01, Class C, 1 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	01/16/57	GBP	100	137,625
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.680%)
0.772%(c)	02/25/35		217	202,945
Series 2004-J09, Class 2A5
5.500%	01/25/35		272	275,484
Series 2005-03, Class 2A1, 1 Month LIBOR + 0.580% (Cap N/A, Floor 0.480%)
0.672%(c)	04/25/35		228	219,266
Series 2005-11, Class 3A1
2.575%(cc)	04/25/35		357	316,749
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR15, Class 2A1
2.736%(cc)	06/25/33		165	166,614
Dutch Property Finance BV (Netherlands),
Series 2021-01, Class B, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
0.574%(c)	07/28/58	EUR	357	424,226
Fannie Mae REMICS,
Series 1996-39, Class H
8.000%	11/25/23		2	1,869
Series 2004-11, Class A, 1 Month LIBOR + 0.120% (Cap 10.000%, Floor 0.120%)
0.212%(c)	03/25/34		34	34,248
Series 2006-05, Class 3A2
2.096%(cc)	05/25/35		39	40,134
FHLMC Structured Pass-Through Certificates,
Series T-57, Class 1A1
6.500%	07/25/43		650	791,235
Series T-59, Class 1A2
7.000%	10/25/43		403	477,420
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)
1.516%(c)	07/25/44		324	333,871
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.316%(c)	10/25/44		1,185	1,216,739
Finsbury Square (United Kingdom),
Series 2021-01GRX, Class C, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	12/16/67	GBP	465	638,520

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class C, 144A, 3 Month SONIA + 1.350% (Cap N/A, Floor 0.000%)
1.399%(c)	03/16/70	GBP	100	$138,100
Freddie Mac REMICS,
Series 4459, Class BN
3.000%	08/15/43		715	762,464
Gemgarto PLC (United Kingdom),
Series 2021-01X, Class C, 3 Month SONIA + 1.300% (Cap N/A, Floor 0.000%)
1.349%(c)	12/16/67	GBP	184	255,980
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.597%(c)	08/25/60		431	431,854
GreenPoint Mortgage Funding Trust,
Series 2005-AR02, Class A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.552%(c)	06/25/45		145	125,424
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51		496	504,837
GSR Mortgage Loan Trust,
Series 2004-07, Class 1A1
2.118%(cc)	06/25/34		19	19,327
Series 2005-AR07, Class 5A1
3.190%(cc)	11/25/35		154	146,480
Harborview Mortgage Loan Trust,
Series 2004-06, Class 3A2A
3.173%(cc)	08/19/34		338	339,403
Hops Hill No. 1 PLC (United Kingdom),
Series 1, Class C, 1 Month SONIA + 1.850% (Cap N/A, Floor 0.000%)
1.900%(c)	05/27/54	GBP	100	139,535
Series 1, Class D, 1 Month SONIA + 2.350% (Cap N/A, Floor 0.000%)
2.400%(c)	05/27/54	GBP	100	140,169
JPMorgan Mortgage Trust,
Series 2006-A02, Class 5A1
2.512%(cc)	11/25/33		56	57,010
Series 2007-A01, Class 3A3
2.801%(cc)	07/25/35		80	81,677
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51		404	409,841
Series 2020-LTV01, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 0.000%)
1.092%(c)	06/25/50		289	290,991
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
0.920%(c)	12/22/69		423	422,798
Lanebrook Mortgage Transaction PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.250% (Cap N/A, Floor 0.000%)
2.299%(c)	06/12/57	GBP	280	394,587
Mortimer BTL PLC (United Kingdom),
Series 2021-01, Class C, 3 Month SONIA + 1.450% (Cap N/A, Floor 0.000%)
1.500%(c)	06/23/53	GBP	110	151,798

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		226	$238,883
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		736	787,819
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59		1,045	1,102,434
Reperforming Loan REMIC Trust,
Series 2003-R04, Class 2A, 144A
4.767%(cc)	01/25/34		129	129,572
Series 2004-R1, Class 2A, 144A
6.500%	11/25/34		35	34,570
Series 2005-R02, Class 1AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.432%(c)	06/25/35		390	374,047
Residential Mortgage Securities PLC (United Kingdom),
Series 32X, Class C, 3 Month SONIA + 2.200% (Cap N/A, Floor 0.000%)
2.249%(c)	06/20/70	GBP	1,130	1,578,842
RMAC Securities No. 1 PLC (United Kingdom),
Series 2007-NS1X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.234%(c)	06/12/44	GBP	384	512,575
Seasoned Credit Risk Transfer Trust,
Series 2018-02, Class MA
3.500%	11/25/57		815	854,403
Series 2019-04, Class MA
3.000%	02/25/59		1,248	1,310,673
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		516	516,042
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.593%(c)	07/19/35		142	138,055
Tower Bridge Funding (United Kingdom),
Series 2021-01, Class C, 3 Month SONIA + 1.850% (Cap N/A, Floor 0.000%)
1.899%(c)	07/21/64	GBP	248	343,549
Series 2021-01, Class D, 3 Month SONIA + 2.150% (Cap N/A, Floor 0.000%)
2.199%(c)	07/21/64	GBP	212	295,195
Tower Bridge Funding PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.450% (Cap N/A, Floor 0.000%)
2.499%(c)	09/20/63	GBP	100	140,076
Series 2020-01, Class D, 3 Month SONIA + 3.450% (Cap N/A, Floor 0.000%)
3.499%(c)	09/20/63	GBP	120	168,208
Twin Bridges PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.250% (Cap N/A, Floor 0.000%)
2.299%(c)	12/12/54	GBP	225	316,323
Series 2020-01, Class D, 3 Month SONIA + 3.000% (Cap N/A, Floor 0.000%)
3.049%(c)	12/12/54	GBP	225	317,211

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-01, Class C, 3 Month SONIA + 1.600% (Cap N/A, Floor 0.000%)
1.649%(c)	03/12/55	GBP	276	$384,444
Series 2021-01, Class D, 3 Month SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.149%(c)	03/12/55	GBP	130	181,456
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR06, Class 2A1A, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.552%(c)	04/25/45		270	266,267
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.116%(c)	08/25/46		182	181,652
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50		256	258,822

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $23,145,148)				23,532,739

SOVEREIGN BONDS — 1.4%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		200	201,768
4.625%	01/13/28		200	216,572
CBB International Sukuk Co. 7 SPC (Bahrain),
Sr. Unsec’d. Notes
6.875%	10/05/25		200	231,238
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31		413	420,757
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		200	211,860
4.500%	03/15/29		200	218,149
8.125%	05/21/24		200	236,739
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.400%	06/05/49		150	161,757
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		200	203,921
4.875%	09/23/32		150	154,997
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
6.125%	01/31/22		340	347,473
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		200	213,418
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
8.625%	04/07/34		200	206,165
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26		200	228,402
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		200	213,844

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31	(a)	474	$463,478
4.500%	04/22/29		200	226,316
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		240	270,648
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		222	214,091
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		200	219,915
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33		200	194,313
4.950%	04/28/31		200	229,934
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32		70	65,026
2.392%	01/23/26		196	202,302
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.750%	01/14/29		245	278,174
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28		390	460,399
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		260	299,262
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31	(a)	224	231,932
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.750%	05/27/26		200	227,178
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.000%	04/17/25		200	220,877
Sharjah Sukuk Program Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.942%	06/10/27		220	227,305
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/27		140	153,976
9.750%	11/01/28		200	238,134
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		125	143,792

TOTAL SOVEREIGN BONDS (cost $7,940,045)				8,034,112

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27		1,352	1,411,434
4.000%	02/01/34		417	451,223
4.000%	02/01/34		490	533,252
4.000%	03/01/34		446	485,746
4.000%	11/01/36		10	11,277
4.000%	06/01/37		127	138,372

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/47	99	$109,488
4.500%	03/01/49	2,600	2,893,612
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.225% (Cap 9.603%, Floor 2.225%)
2.350%(c)	01/01/34	8	8,434
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.335% (Cap 13.212%, Floor 2.335%)
2.460%(c)	12/01/26	5	5,151
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.401% (Cap 12.240%, Floor 2.401%)
2.526%(c)	07/01/29	12	11,779
Federal National Mortgage Assoc.
2.500%	11/01/31	73	76,547
2.500%	11/01/31	3,894	4,093,401
2.500%	04/01/32	16	16,969
3.000%	07/01/27	10	10,475
3.000%	02/01/30	463	490,892
3.000%	05/01/30	11	11,190
3.000%	09/01/30	908	961,638
3.000%	11/01/30	9	9,656
3.000%	12/01/30	14	15,438
3.000%	04/01/31	12	13,060
3.000%	12/01/31	63	66,341
3.000%	09/01/32	55	58,675
3.000%	11/01/32	270	283,899
3.000%	01/01/33	95	100,055
3.000%	01/01/33	453	478,776
3.000%	01/01/33	541	575,263
3.000%	11/01/33	498	530,750
3.500%	04/01/34	35	38,067
3.500%	04/01/34	208	227,840
4.000%	04/01/33	417	449,724
4.000%	06/01/33	336	364,730
4.000%	09/01/33	119	130,812
4.000%	09/01/33	2,584	2,753,133
4.000%	02/01/34	159	171,445
4.000%	03/01/34	14	15,140
4.000%	03/01/34	79	84,574
4.000%	03/01/34	102	111,030
4.000%	07/01/37	53	57,079
4.000%	09/01/37	63	67,144
4.000%	03/01/38	48	52,189
4.000%	12/01/41	146	159,489
4.500%	06/01/39	11	11,867
4.500%	08/01/40	27	30,376
4.500%	02/01/41	35	39,577
4.500%	12/01/41	97	106,900
4.500%	03/01/47	294	321,195
4.500%	05/01/47	925	1,006,331
4.500%	07/01/47	116	127,925
4.500%	11/01/47	1,054	1,157,193
4.500%	06/01/48	142	158,362
4.500%	11/01/48	454	501,834
4.500%	02/01/49	1,355	1,524,717
4.500%	04/01/49	368	413,997
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.270% (Cap 9.520%, Floor 2.270%)
2.770%(c)	04/01/32	4	3,992

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.277% (Cap 11.982%, Floor 2.277%)
2.402%(c)	12/01/29		16	$15,636
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 7.786%, Floor 1.590%)
2.786%(c)	06/01/45		1,295	1,354,386
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 8.088%, Floor 1.590%)
3.089%(c)	06/01/45		627	655,475
Federal National Mortgage Assoc., 6 Month LIBOR + 1.345% (Cap 9.432%, Floor 1.345%)
1.595%(c)	01/01/25		1	506
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 15.000%, Floor 5.000%)
5.000%(c)	04/01/24		1	1,407
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 10.500%, Floor 1.500%)
2.000%(c)	01/20/26		10	10,067
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 11.000%, Floor 1.500%)
2.125%(c)	11/20/29		30	31,093
2.875%(c)	06/20/26		6	6,478
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 11.500%, Floor 1.500%)
2.875%(c)	05/20/24		8	7,679
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 12.000%, Floor 2.000%)
2.250%(c)	07/20/24		1	1,210

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,866,456)				26,023,392

U.S. TREASURY OBLIGATIONS — 28.7%
U.S. Treasury Bonds
1.875%	02/15/41	(a)(h)	3,285	3,216,734
U.S. Treasury Notes
0.125%	07/31/22		5,000	5,000,977
0.125%	12/15/23		23,100	22,979,086
0.125%	01/15/24		16,405	16,307,595
0.125%	02/15/24	(a)	25,500	25,336,641
0.250%	03/15/24	(a)(h)	33,900	33,767,578
0.250%	05/15/24		26,700	26,558,156
0.250%	06/15/24		25,895	25,739,225
1.125%	02/15/31	(a)	1,810	1,757,680

TOTAL U.S. TREASURY OBLIGATIONS (cost $161,016,947)				160,663,672

			Shares

EXCHANGE-TRADED FUND — 1.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)
(cost $6,313,712)			144,050	6,634,943

TOTAL LONG-TERM INVESTMENTS (cost $519,747,421)				525,204,487

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

		Shares	Value

SHORT-TERM INVESTMENTS — 20.2%

AFFILIATED MUTUAL FUNDS — 15.7%
PGIM Core Ultra Short Bond Fund(wa)		9,781,028	$9,781,028
PGIM Institutional Money Market Fund (cost $77,842,903; includes $77,838,476 of cash collateral for securities on loan)(b)(wa)		77,885,068	77,838,337

TOTAL AFFILIATED MUTUAL FUNDS (cost $87,623,931)			87,619,365

Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATE OF DEPOSIT — 0.5%
Deutsche Bank AG
0.580%	08/11/21	3,000	2,999,932

(cost $3,000,000)

COMMERCIAL PAPER(n) — 3.4%
Enel Finance America, LLC
0.381%	08/10/21	2,000	1,999,642
0.432%	02/22/22	2,000	1,996,590
Eni Finance USA, Inc.
0.421%	04/14/22	2,500	2,493,523
General Motors Financial Co., Inc.
0.380%	07/28/21	2,000	1,999,389
0.753%	07/16/21	3,000	2,999,529
NatWest Markets PLC
0.371%	01/28/22	2,500	2,497,188
Viatris, Inc.
0.471%	10/15/21	3,000	2,996,032
VW Credit, Inc.
0.381%	02/16/22	2,000	1,996,573

TOTAL COMMERCIAL PAPER (cost $18,970,172)			18,978,466

CORPORATE BOND — 0.2%
Electric
Pacific Gas & Electric Co.,
First Mortgage, 3 Month LIBOR + 1.375%
1.531%(c)	11/15/21	1,350,000	1,351,303

(cost $1,350,000)

OPTIONS PURCHASED*~ — 0.4% (cost $1,916,746)			1,953,105

TOTAL SHORT-TERM INVESTMENTS (cost $112,860,849)			112,902,171

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—114.2% (cost $632,608,270)			638,106,658

Value
OPTIONS WRITTEN*~ — (0.4)% (premiums received $1,998,060)	$(1,996,689)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—113.8% (cost $630,610,210)	636,109,969

Liabilities in excess of other assets(z) — (13.8)%	(77,264,473)

NET ASSETS — 100.0%	$558,845,496

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,312,594; cash collateral of $77,838,476 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	09/10/21	$99.63	93	233	$ 12,787

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	10/15/21	$99.25	101	253	$ 10,100
Eurodollar 2-Year Mid Curve Futures	Put	09/10/21	$99.50	93	233	117,412

Total Exchange Traded (cost $43,714)						$140,299

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 02/26/26	Call	Bank of America, N.A.	02/24/25	1.60%	1.60%(S)	3 Month LIBOR(Q)	11,870	$64,513
1- Year Interest Rate Swap, 02/26/26	Call	Morgan Stanley &Co. International PLC	02/24/25	1.62%	1.62%(S)	3 Month LIBOR(Q)	21,020	117,357
5- Year Interest Rate Swap, 04/07/27	Call	JPMorgan Chase Bank, N.A.	04/05/22	1.53%	1.53%(S)	3 Month LIBOR(Q)	2,900	65,105
5- Year Interest Rate Swap, 04/12/27	Call	Morgan Stanley &Co. International PLC	04/08/22	1.39%	1.39%(S)	3 Month LIBOR(Q)	5,650	97,864
5- Year Interest Rate Swap, 05/03/27	Call	Bank of America, N.A.	04/28/22	1.20%	1.20%(S)	3 Month LIBOR(Q)	8,060	92,327
10- Year Interest Rate Swap, 06/26/34	Call	Goldman Sachs International	06/24/24	1.97%	1.97%(S)	3 Month LIBOR(Q)	1,005	48,223
10- Year Interest Rate Swap, 07/02/34	Call	Goldman Sachs International	06/28/24	2.00%	2.00%(S)	3 Month LIBOR(Q)	1,005	49,788
10- Year Interest Rate Swap, 02/27/35	Call	Citibank, N.A.	02/25/25	1.49%	1.49%(S)	3 Month LIBOR(Q)	1,010	29,992
10- Year Interest Rate Swap, 06/06/35	Call	Goldman Sachs International	06/04/25	1.28%	1.28%(S)	3 Month LIBOR(Q)	450	10,869
10- Year Interest Rate Swap, 06/09/35	Call	Bank of America, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	1,590	45,314
10- Year Interest Rate Swap, 06/09/35	Call	Citibank, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	2,900	82,924
10- Year Interest Rate Swap, 06/09/35	Call	UBS AG	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	450	12,825

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/09/36	Call	Deutsche Bank AG	04/07/26	2.60%	2.60%(S)	3 Month LIBOR(Q)	1,490	$128,838
10- Year Interest Rate Swap, 01/19/50	Call	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	2.07%(S)	3 Month LIBOR(Q)	780	55,806
1- Year Interest Rate Swap, 02/26/26	Put	Bank of America, N.A.	02/24/25	1.60%	3 Month LIBOR(Q)	1.60%(S)	11,870	64,236
1- Year Interest Rate Swap, 02/26/26	Put	Morgan Stanley &Co. International PLC	02/24/25	1.62%	3 Month LIBOR(Q)	1.62%(S)	21,020	111,767
5- Year Interest Rate Swap, 11/17/26	Put	Barclays Bank PLC	11/15/21	(0.15)%	3 Month EURIBOR(S)	(0.15)%(A)	EUR 5,170	15,839
5- Year Interest Rate Swap, 04/07/27	Put	JPMorgan Chase Bank, N.A.	04/05/22	1.53%	3 Month LIBOR(Q)	1.53%(S)	2,900	17,853
5- Year Interest Rate Swap, 04/12/27	Put	Morgan Stanley &Co. International PLC	04/08/22	1.39%	3 Month LIBOR(Q)	1.39%(S)	5,650	45,681
10- Year Interest Rate Swap, 06/26/34	Put	Goldman Sachs International	06/24/24	1.97%	3 Month LIBOR(Q)	1.97%(S)	1,005	40,695
10- Year Interest Rate Swap, 07/02/34	Put	Goldman Sachs International	06/28/24	2.00%	3 Month LIBOR(Q)	2.00%(S)	1,005	39,633
10- Year Interest Rate Swap, 02/27/35	Put	Citibank, N.A.	02/25/25	1.49%	3 Month LIBOR(Q)	1.49%(S)	1,010	70,505
10- Year Interest Rate Swap, 06/06/35	Put	Goldman Sachs International	06/04/25	1.28%	3 Month LIBOR(Q)	1.28%(S)	450	37,941
10- Year Interest Rate Swap, 06/09/35	Put	Bank of America, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	1,590	120,136
10- Year Interest Rate Swap, 06/09/35	Put	Citibank, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	2,900	218,610
10- Year Interest Rate Swap, 06/09/35	Put	UBS AG	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	450	34,001
10- Year Interest Rate Swap, 04/09/36	Put	Deutsche Bank AG	04/07/26	2.60%	3 Month LIBOR(Q)	2.60%(S)	1,490	48,265

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 01/19/50	Put	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	3 Month LIBOR(Q)	2.07%(S)	780	$45,899

Total OTC Swaptions (cost $1,873,032)								$1,812,806

Total Options Purchased (cost $1,916,746)								$1,953,105

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$132.50	25	25	$(13,281)
10 Year U.S. Treasury Notes Futures	Put	07/23/21	$130.50	25	25	(1,563)
Eurodollar 1-Year Mid Curve Futures	Put	09/10/21	$99.75	93	233	(28,481)
Eurodollar 2-Year Mid Curve Futures	Put	09/10/21	$99.38	93	233	(89,513)

Total Exchange Traded (premiums received $46,589)						$(132,838)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 01/12/24	Call	Morgan Stanley & Co. International PLC	01/10/22	0.51%	3 Month LIBOR(Q)	0.51%(S)	15,850	$ (39,529)
2- Year Interest Rate Swap, 02/25/24	Call	Goldman Sachs International	02/23/22	0.41%	3 Month LIBOR(Q)	0.41%(S)	12,380	(16,813)
2- Year Interest Rate Swap, 03/03/24	Call	Deutsche Bank AG	03/01/22	0.51%	3 Month LIBOR(Q)	0.51%(S)	14,140	(32,135)
2- Year Interest Rate Swap, 03/04/24	Call	JPMorgan Chase Bank, N.A.	03/02/22	0.49%	3 Month LIBOR(Q)	0.49%(S)	21,150	(43,230)
2- Year Interest Rate Swap, 03/07/24	Call	Citibank, N.A.	03/03/22	0.52%	3 Month LIBOR(Q)	0.52%(S)	7,230	(17,028)
2- Year Interest Rate Swap, 03/23/24	Call	Deutsche Bank AG	03/21/22	0.56%	3 Month LIBOR(Q)	0.56%(S)	7,230	(20,024)
2- Year Interest Rate Swap, 03/25/24	Call	Deutsche Bank AG	03/23/22	0.57%	3 Month LIBOR(Q)	0.57%(S)	14,070	(39,797)
5- Year Interest Rate Swap, 04/26/27	Call	Bank of America, N.A.	04/22/22	0.90%	3 Month LIBOR(Q)	0.90%(S)	4,030	(19,970)
5- Year Interest Rate Swap, 05/03/27	Call	Bank of America, N.A.	04/28/22	0.90%	3 Month LIBOR(Q)	0.90%(S)	12,080	(59,925)
10- Year Interest Rate Swap, 09/24/31	Call	Citibank, N.A.	09/22/21	1.52%	3 Month LIBOR(Q)	1.52%(S)	2,360	(37,314)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 10/18/31	Call	Goldman Sachs International	10/14/21	1.78%	3 Month LIBOR(Q)	1.78%(S)	1,270	$(42,741)
10- Year Interest Rate Swap, 01/20/32	Call	Bank of America, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)	1,090	(28,811)
10- Year Interest Rate Swap, 01/20/32	Call	JPMorgan Chase Bank, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)	3,300	(87,227)
10- Year Interest Rate Swap, 01/31/32	Call	Deutsche Bank AG	01/27/22	1.00%	3 Month LIBOR(Q)	1.00%(S)	1,580	(6,465)
10- Year Interest Rate Swap, 01/31/32	Call	Bank of America, N.A.	01/27/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,450	(13,113)
10- Year Interest Rate Swap, 02/22/32	Call	Bank of America, N.A.	02/18/22	1.62%	3 Month LIBOR(Q)	1.62%(S)	1,390	(34,838)
10- Year Interest Rate Swap, 06/09/32	Call	JPMorgan Chase Bank, N.A.	06/07/22	1.40%	3 Month LIBOR(Q)	1.40%(S)	1,855	(30,523)
10- Year Interest Rate Swap, 10/13/32	Call	Deutsche Bank AG	10/11/22	1.06%	3 Month LIBOR(Q)	1.06%(S)	1,125	(10,131)
10- Year Interest Rate Swap, 12/20/32	Call	Goldman Sachs International	12/16/22	1.23%	3 Month LIBOR(Q)	1.23%(S)	1,008	(13,829)
10- Year Interest Rate Swap, 12/20/32	Call	Goldman Sachs International	12/16/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,008	(14,169)
10- Year Interest Rate Swap, 01/04/33	Call	Citibank, N.A.	12/30/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,110	(16,060)
10- Year Interest Rate Swap, 01/11/33	Call	Barclays Bank PLC	01/09/23	1.44%	3 Month LIBOR(Q)	1.44%(S)	2,070	(42,414)
10- Year Interest Rate Swap, 03/03/33	Call	Bank of America, N.A.	03/01/23	2.01%	3 Month LIBOR(Q)	2.01%(S)	2,150	(105,640)
2- Year Interest Rate Swap, 12/08/23	Put	Barclays Bank PLC	12/06/21	0.50%	0.50%(S)	3 Month LIBOR(Q)	6,000	(12,080)

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 12/14/23	Put	Deutsche Bank AG	12/10/21	0.45%	0.45%(S)	3 Month LIBOR(Q)	5,945	$ (14,998)
2- Year Interest Rate Swap, 01/12/24	Put	Morgan Stanley &Co. International PLC	01/10/22	0.51%	0.51%(S)	3 Month LIBOR(Q)	15,850	(41,906)
2- Year Interest Rate Swap, 03/01/24	Put	Deutsche Bank AG	02/25/22	0.75%	0.75%(S)	3 Month LIBOR(Q)	12,380	(24,671)
2- Year Interest Rate Swap, 03/03/24	Put	Deutsche Bank AG	03/01/22	0.51%	0.51%(S)	3 Month LIBOR(Q)	14,140	(52,454)
2- Year Interest Rate Swap, 03/04/24	Put	JPMorgan Chase Bank, N.A.	03/02/22	0.49%	0.49%(S)	3 Month LIBOR(Q)	21,150	(83,303)
2- Year Interest Rate Swap, 03/07/24	Put	Citibank, N.A.	03/03/22	0.52%	0.52%(S)	3 Month LIBOR(Q)	7,230	(26,497)
2- Year Interest Rate Swap, 03/23/24	Put	Deutsche Bank AG	03/21/22	0.56%	0.56%(S)	3 Month LIBOR(Q)	7,230	(26,483)
2- Year Interest Rate Swap, 03/25/24	Put	Deutsche Bank AG	03/23/22	0.57%	0.57%(S)	3 Month LIBOR(Q)	14,070	(51,178)
5- Year Interest Rate Swap, 09/07/26	Put	Deutsche Bank AG	09/03/21	0.60%	0.60%(S)	3 Month LIBOR(Q)	4,070	(82,043)
10- Year Interest Rate Swap, 09/24/31	Put	Citibank, N.A.	09/22/21	1.52%	1.52%(S)	3 Month LIBOR(Q)	2,360	(24,495)
10- Year Interest Rate Swap, 10/18/31	Put	Goldman Sachs International	10/14/21	1.78%	1.78%(S)	3 Month LIBOR(Q)	1,270	(6,727)
10- Year Interest Rate Swap, 01/12/32	Put	Bank of America, N.A.	01/10/22	1.15%	1.15%(S)	3 Month LIBOR(Q)	570	(23,688)
10- Year Interest Rate Swap, 01/20/32	Put	Bank of America, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	1,090	(4,822)
10- Year Interest Rate Swap, 01/20/32	Put	JPMorgan Chase Bank, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	3,300	(14,598)
10- Year Interest Rate Swap, 01/31/32	Put	Bank of America, N.A.	01/27/22	1.25%	1.25%(S)	3 Month LIBOR(Q)	1,450	(52,111)
10- Year Interest Rate Swap, 01/31/32	Put	Deutsche Bank AG	01/27/22	1.50%	1.50%(S)	3 Month LIBOR(Q)	1,580	(33,954)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 02/22/32	Put	Bank of America, N.A.	02/18/22	1.62%	1.62%(S)	3 Month LIBOR(Q)		1,390	$(24,902)
10- Year Interest Rate Swap, 03/02/32	Put	Deutsche Bank AG	02/28/22	1.60%	1.60%(S)	3 Month LIBOR(Q)		1,100	(21,244)
10- Year Interest Rate Swap, 03/07/32	Put	Deutsche Bank AG	03/03/22	1.60%	1.60%(S)	3 Month LIBOR(Q)		1,100	(21,507)
10- Year Interest Rate Swap, 06/09/32	Put	JPMorgan Chase Bank, N.A.	06/07/22	2.40%	2.40%(S)	3 Month LIBOR(Q)		1,855	(10,928)
10- Year Interest Rate Swap, 10/13/32	Put	Deutsche Bank AG	10/11/22	1.06%	1.06%(S)	3 Month LIBOR(Q)		1,125	(73,518)
10- Year Interest Rate Swap, 12/20/32	Put	Goldman Sachs International	12/16/22	1.23%	1.23%(S)	3 Month LIBOR(Q)		1,008	(57,648)
10- Year Interest Rate Swap, 12/20/32	Put	Goldman Sachs International	12/16/22	1.25%	1.25%(S)	3 Month LIBOR(Q)		1,008	(56,809)
10- Year Interest Rate Swap, 01/04/33	Put	Citibank, N.A.	12/30/22	1.25%	1.25%(S)	3 Month LIBOR(Q)		1,110	(62,794)
10- Year Interest Rate Swap, 01/11/33	Put	Barclays Bank PLC	01/09/23	1.44%	1.44%(S)	3 Month LIBOR(Q)		2,070	(94,565)
10- Year Interest Rate Swap, 03/03/33	Put	Bank of America, N.A.	03/01/23	2.01%	2.01%(S)	3 Month LIBOR(Q)		2,150	(49,546)
10- Year Interest Rate Swap, 05/17/33	Put	Barclays Bank PLC	05/15/23	0.70%	0.70%(A)	6 Month EURIBOR(S)	EUR	2,580	(42,656)

Total OTC Swaptions (premiums received $1,951,471)									$(1,863,851)

Total Options Written (premiums received $1,998,060)									$(1,996,689)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
56	90 Day Euro Dollar	Dec. 2022	$13,927,200	$(791)
982	2 Year U.S. Treasury Notes	Sep. 2021	216,354,546	(291,144)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	$385,375	$5,871

				(286,064)

Short Positions:
56	90 Day Euro Dollar	Dec. 2024	13,783,700	(1,491)
8	2 Year U.S. Treasury Notes	Sep. 2021	1,762,563	2,372
75	5 Year Euro-Bobl	Sep. 2021	11,930,127	(8,962)
661	5 Year U.S. Treasury Notes	Sep. 2021	81,587,025	123,735
1	10 Year Euro-Bund	Sep. 2021	204,672	(1,317)
167	10 Year U.S. Treasury Notes	Sep. 2021	22,127,500	(39,787)
70	10 Year U.S. Ultra Treasury Notes	Sep. 2021	10,304,219	(29,376)
7	20 Year U.S. Treasury Bonds	Sep. 2021	1,125,250	(26,236)
74	Euro Schatz Index	Sep. 2021	9,839,780	899

				19,837

				$(266,227)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/06/21	Morgan Stanley & Co. LLC	GBP	101	$140,239	$139,715	$—	$(524)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/15/21	Barclays Bank PLC	GBP	6,988	$9,864,334	$9,668,177	$196,157	$ —
Expiring 09/15/21	Morgan Stanley & Co. LLC	GBP	101	140,257	139,737	520	—
Expiring 09/15/21	RBC Capital Markets, LLC	GBP	89	125,647	123,136	2,511	—
Expiring 09/15/21	Standard Chartered Bank	GBP	445	621,878	615,675	6,203	—
Canadian Dollar,
Expiring 09/15/21	RBC Capital Markets, LLC	CAD	644	532,134	519,506	12,628	—
Euro,
Expiring 09/15/21	BNP Paribas S.A.	EUR	30,657	37,163,126	36,409,168	753,958	—
Expiring 09/15/21	Morgan Stanley & Co. LLC	EUR	135	161,592	160,330	1,262	—

				$48,608,968	$47,635,729	973,239	—

						$973,239	$(524)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Broadcom, Inc.	12/20/24	1.000%(Q)	100	$(2,034)	$2,130	$(4,164)	JPMorgan Chase Bank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Broadcom, Inc.	06/20/24	1.000%(Q)	1,185	0.343%	$23,593	$(53,921)	$77,514	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	6,047	$(581,628)	$(627,562)	$(45,934)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	10,060	04/21/23	0.640%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ (41)	$ (14,644)	$ (14,603)
CAD	7,860	06/22/23	0.789%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	417	(3,211)	(3,628)
EUR	2,580	11/16/26	(0.150)%(A)	6 Month EURIBOR(2)(S)	—	8,441	8,441
EUR	80	04/29/31	(0.200)%(A)	6 Month EURIBOR(2)(S)	—	(2,707)	(2,707)
EUR	910	05/16/33	0.440%(A)	6 Month EURIBOR(1)(S)	—	(10,578)	(10,578)
GBP	6,695	03/16/23	0.094%(A)	1 Day SONIA(1)(A)	1,554	9,197	7,643
	5,290	03/01/23	1.095%(S)	3 Month LIBOR(2)(Q)	—	92,592	92,592
	1,600	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	21,043	21,043
	7,970	04/23/23	0.275%(S)	3 Month LIBOR(1)(Q)	(548)	64	612
	6,400	06/24/23	0.309%(S)	3 Month LIBOR(1)(Q)	158	773	615
	2,010	07/08/23	0.250%(S)	3 Month LIBOR(2)(Q)	—	(4,485)	(4,485)
	560	12/13/23	0.341%(S)	3 Month LIBOR(2)(Q)	—	(1,568)	(1,568)

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
6,590	03/01/24	0.445%(S)	3 Month LIBOR(2)(Q)	$ —	$(17,204)	$(17,204)
3,510	04/20/24	0.592%(S)	3 Month LIBOR(2)(Q)	—	(3,656)	(3,656)
3,590	06/21/24	0.729%(S)	3 Month LIBOR(1)(Q)	—	(43)	(43)
1,790	06/23/24	0.742%(S)	3 Month LIBOR(1)(Q)	—	(341)	(341)
1,090	06/28/24	0.752%(S)	3 Month LIBOR(1)(Q)	—	(304)	(304)
1,795	06/28/24	0.766%(S)	3 Month LIBOR(1)(Q)	—	(1,018)	(1,018)
650	06/02/25	0.358%(S)	3 Month LIBOR(2)(Q)	—	(9,953)	(9,953)
3,170	01/21/26	0.478%(S)	3 Month LIBOR(2)(Q)	—	(51,082)	(51,082)
5,560	02/25/26	1.535%(S)	3 Month LIBOR(1)(Q)	—	3,098	3,098
3,930	02/26/26	1.620%(S)	3 Month LIBOR(1)(Q)	—	(1,046)	(1,046)
1,510	03/06/26	1.710%(S)	3 Month LIBOR(1)(Q)	—	(1,660)	(1,660)
1,440	04/20/27	1.285%(S)	3 Month LIBOR(1)(Q)	—	(5,741)	(5,741)
1,540	06/20/27	0.652%(S)	3 Month LIBOR(2)(Q)	—	(45,700)	(45,700)
1,540	06/20/27	0.680%(S)	3 Month LIBOR(2)(Q)	—	(43,628)	(43,628)
190	06/20/27	1.355%(S)	3 Month LIBOR(1)(Q)	—	(896)	(896)
1,650	08/17/27	0.502%(S)	3 Month LIBOR(1)(Q)	—	56,447	56,447
1,580	11/15/27	0.845%(S)	3 Month LIBOR(1)(Q)	—	26,559	26,559
2,450	02/15/28	1.271%(S)	3 Month LIBOR(1)(Q)	—	(18,373)	(18,373)
1,610	07/12/28	0.654%(S)	3 Month LIBOR(2)(Q)	—	(70,716)	(70,716)
22	10/21/30	0.533%(Q)	1 DAY SOFR(1)(Q)	—	1,152	1,152
22	10/21/30	0.562%(Q)	1 Day USOIS(2)(Q)	—	(1,173)	(1,173)
4,280	10/27/30	1.704%(S)	3 Month LIBOR(1)(Q)	—	(136,570)	(136,570)
3,830	10/29/30	1.577%(S)	3 Month LIBOR(1)(Q)	—	(77,679)	(77,679)
1,000	11/12/30	0.957%(S)	3 Month LIBOR(1)(Q)	—	37,031	37,031
1,097	12/10/30	0.920%(S)	3 Month LIBOR(1)(Q)	—	45,635	45,635
1,710	02/15/31	1.675%(S)	3 Month LIBOR(1)(Q)	(213)	(37,348)	(37,135)
80	03/09/31	1.656%(S)	3 Month LIBOR(1)(Q)	—	(2,307)	(2,307)
1,120	05/17/31	1.673%(S)	3 Month LIBOR(1)(Q)	—	(29,820)	(29,820)
1,800	05/18/31	1.607%(S)	3 Month LIBOR(1)(Q)	—	(36,427)	(36,427)
877	06/03/31	0.761%(S)	3 Month LIBOR(1)(Q)	—	53,827	53,827
990	07/01/31	0.715%(S)	3 Month LIBOR(2)(Q)	—	(66,495)	(66,495)
140	08/19/31	1.513%(S)	3 Month LIBOR(2)(Q)	—	914	914
1,830	12/29/31	1.590%(S)	3 Month LIBOR(2)(Q)	—	13,038	13,038
580	02/22/32	1.594%(S)	3 Month LIBOR(1)(Q)	—	(2,745)	(2,745)
290	02/22/32	1.621%(S)	3 Month LIBOR(1)(Q)	—	(2,114)	(2,114)
330	05/05/33	2.077%(S)	3 Month LIBOR(2)(Q)	—	9,832	9,832
1,090	05/16/33	2.150%(S)	3 Month LIBOR(2)(Q)	—	39,415	39,415
270	08/17/40	0.973%(S)	3 Month LIBOR(1)(Q)	—	32,423	32,423
70	11/05/40	1.251%(S)	3 Month LIBOR(1)(Q)	—	5,305	5,305
640	02/15/47	1.784%(S)	3 Month LIBOR(2)(Q)	—	2,994	2,994
640	02/15/47	1.796%(S)	3 Month LIBOR(2)(Q)	—	4,641	4,641
790	02/15/47	1.890%(S)	3 Month LIBOR(1)(Q)	—	(21,511)	(21,511)
2,280	02/15/47	2.100%(S)	3 Month LIBOR(1)(Q)	(386)	(164,392)	(164,006)
190	08/17/50	1.022%(S)	3 Month LIBOR(2)(Q)	—	(32,353)	(32,353)
230	02/19/51	1.870%(S)	3 Month LIBOR(2)(Q)	—	8,289	8,289
115	02/22/51	1.905%(S)	3 Month LIBOR(2)(Q)	—	5,119	5,119
220	06/11/51	1.903%(S)	3 Month LIBOR(2)(Q)	—	8,593	8,593
280	06/20/52	1.090%(S)	3 Month LIBOR(1)(Q)	—	48,474	48,474
280	06/20/52	1.136%(S)	3 Month LIBOR(1)(Q)	—	45,370	45,370
300	07/12/53	0.881%(S)	3 Month LIBOR(1)(Q)	—	69,653	69,653

				$ 941	$(269,569)	$(270,510)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$2,130	$(53,921)	$77,514	$(4,164)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$2,729,030	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$13,721,632	$—
Collateralized Loan Obligations	—	23,790,561	—
Consumer Loans	—	10,450,288	—
Credit Cards	—	1,126,968	—
Equipment	—	1,009,394	—
Home Equity Loans	—	162,343	—
Other	—	2,067,899	—
Residential Mortgage-Backed Securities	—	1,023,680	—
Student Loans	—	18,788,467	—
Commercial Mortgage-Backed Securities	—	58,045,567	—
Commercial Paper	—	1,995,432	—
Corporate Bonds	—	168,133,398	—
Residential Mortgage-Backed Securities	—	23,532,739	—
Sovereign Bonds	—	8,034,112	—
U.S. Government Agency Obligations	—	26,023,392	—
U.S. Treasury Obligations	—	160,663,672	—
Exchange-Traded Fund	6,634,943	—	—
Short-Term Investments
Affiliated Mutual Funds	87,619,365	—	—
Certificate of Deposit	—	2,999,932	—
Commercial Paper	—	18,978,466	—
Corporate Bond	—	1,351,303	—
Options Purchased	140,299	1,812,806	—

Total	$94,394,607	$543,712,051	$—

Liabilities
Options Written	$(132,838)	$(1,863,851)	$—

Other Financial Instruments*
Assets
Futures Contracts	$132,877	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	973,239	—

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreement	$—	$23,593	$—
Centrally Cleared Interest Rate Swap Agreements	—	648,755	—

Total	$132,877	$1,645,587	$—

Liabilities
Futures Contracts	$(399,104)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(524)	—
Centrally Cleared Credit Default Swap Agreement	—	(45,934)	—
OTC Credit Default Swap Agreement	—	(2,034)	—
Centrally Cleared Interest Rate Swap Agreements	—	(919,265)	—

Total	$(399,104)	$(967,757)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	28.7%
Affiliated Mutual Funds (13.9% represents investments purchased with collateral from securities on loan)	15.7
Commercial Mortgage-Backed Securities	10.4
Banks	7.0
U.S. Government Agency Obligations	4.7
Residential Mortgage-Backed Securities	4.4
Collateralized Loan Obligations	4.2
Commercial Paper	3.8
Student Loans	3.4
Auto Manufacturers	2.7
Automobiles	2.4
Diversified Financial Services	2.1
Consumer Loans	1.9
Electric	1.8
Oil & Gas	1.6
Telecommunications	1.5
Sovereign Bonds	1.4
Exchange-Traded Fund	1.2
Pipelines	1.1
Real Estate	1.1
Media	0.9
Real Estate Investment Trusts (REITs)	0.8
Pharmaceuticals	0.8
Healthcare-Services	0.8
Agriculture	0.7
Commercial Services	0.6
Certificate of Deposit	0.5
Packaging & Containers	0.5
Internet	0.5
Software	0.5
Semiconductors	0.5
Home Builders	0.4
Other	0.4
Options Purchased	0.4
Healthcare-Products	0.3
Gas	0.3

Lodging	0.3%
Retail	0.3
Chemicals	0.3
Miscellaneous Manufacturing	0.3
Office/Business Equipment	0.2
Trucking & Leasing	0.2
Credit Cards	0.2
Energy-Alternate Sources	0.2
Insurance	0.2
Equipment	0.2
Beverages	0.2
Mining	0.2
Foods	0.2
Auto Parts & Equipment	0.2
Building Materials	0.1
Aerospace & Defense	0.1
Engineering & Construction	0.1
Airlines	0.1
Environmental Control	0.1
Water	0.1
Transportation	0.1
Investment Companies	0.1
Advertising	0.1
Forest Products & Paper	0.1
Oil & Gas Services	0.0	*
Computers	0.0	*
Iron/Steel	0.0	*
Electronics	0.0	*
Distribution/Wholesale	0.0	*
Storage/Warehousing	0.0	*
Home Equity Loans	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Machinery-Diversified	0.0 *%

114.2
Options Written	(0.4)
Liabilities in excess of other assets	(13.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$45,934	*
Credit contracts	Premiums paid for OTC swap agreements	2,130		Premiums received for OTC swap agreements	53,921
Credit contracts	Unrealized appreciation on OTC swap agreements	77,514		Unrealized depreciation on OTC swap agreements	4,164
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	973,239		Unrealized depreciation on OTC forward foreign currency exchange contracts	524
Interest rate contracts	Due from/to broker-variation margin futures	132,877	*	Due from/to broker-variation margin futures	399,104	*
Interest rate contracts	Due from/to broker-variation margin swaps	648,755	*	Due from/to broker-variation margin swaps	919,265	*

Interest rate contracts	Unaffiliated investments	1,953,105		Options written outstanding, at value	1,996,689

		$3,787,620			$3,419,601

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(232,394)
Foreign exchange contracts	—	—	—	(1,270,917)	—
Interest rate contracts	259,364	(269,130)	1,536,783	—	(528,476)

Total	$259,364	$(269,130)	$1,536,783	$(1,270,917)	$(760,870)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$162,253
Foreign exchange contracts	—	—	—	3,269,487	—
Interest rate contracts	111,954	(3,608)	(306,710)	—	(39,044)

Total	$111,954	$(3,608)	$(306,710)	$3,269,487	$123,209

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$1,433,434	$228,944,007	$193,597,103	$118,860,431	$14,391,805

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$82,082,623	$2,645,638	$110,927,338	$5,212,333

Credit Default Swap Agreements— Sell Protection(2)
$1,185,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$76,312,594	$(76,312,594)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$ 386,526	$ (417,366)	$ (30,840)	$ 23,689	$ (7,151)

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$211,996	$(191,715)	$20,281	$—	$20,281
BNP Paribas S.A.	753,958	—	753,958	—	753,958
Citibank, N.A.	479,545	(238,109)	241,436	(231,305)	10,131
Deutsche Bank AG	177,103	(510,602)	(333,499)	306,249	(27,250)
Goldman Sachs International	227,149	(208,736)	18,413	—	18,413
JPMorgan Chase Bank, N.A.	186,793	(273,973)	(87,180)	87,180	—
Morgan Stanley & Co. International PLC	372,669	(81,435)	291,234	(291,234)	—
Morgan Stanley & Co. LLC	1,782	(524)	1,258	—	1,258
RBC Capital Markets, LLC	15,139	—	15,139	—	15,139
Standard Chartered Bank	6,203	—	6,203	—	6,203
UBS AG	46,826	—	46,826	(46,826)	—

	$2,865,689	$(1,922,460)	$943,229	$(152,247)	$790,982

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $76,312,594:
Unaffiliated investments (cost $544,984,339)	$550,487,293
Affiliated investments (cost $87,623,931)	87,619,365
Foreign currency, at value (cost $168,537)	164,974
Receivable for Portfolio shares sold	4,982,111
Receivable for investments sold	4,512,486
Deposit with broker for centrally cleared/exchange-traded derivatives	2,729,030
Dividends and interest receivable	1,948,556
Unrealized appreciation on OTC forward foreign currency exchange contracts	973,239
Unrealized appreciation on OTC swap agreements	77,514
Premiums paid for OTC swap agreements	2,130
Prepaid expenses	1,319

Total Assets	653,498,017

LIABILITIES
Payable to broker for collateral for securities on loan	77,838,476
Payable for investments purchased	13,692,526
Options written outstanding, at value (premiums received $1,998,060)	1,996,689
Cash segregated from counterparty — OTC	551,305
Due to broker-variation margin swaps	197,177
Management fee payable	101,290
Due to broker-variation margin futures	101,049
Accrued expenses and other liabilities	92,019
Premiums received for OTC swap agreements	53,921
Distribution fee payable	22,790
Unrealized depreciation on OTC swap agreements	4,164
Unrealized depreciation on OTC forward foreign currency exchange contracts	524
Affiliated transfer agent fee payable	433
Payable for Portfolio shares purchased	158

Total Liabilities	94,652,521

NET ASSETS	$558,845,496

Net assets were comprised of:
Partners’ Equity	$558,845,496

Net asset value and redemption price per share, $558,845,496 / 48,062,588 outstanding shares of beneficial interest	$11.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $1,869 foreign withholding tax, of which $1,252 is reimbursable by an affiliate)	$3,945,683
Unaffiliated dividend income	176,613
Income from securities lending, net (including affiliated income of $18,254)	21,731
Affiliated dividend income	9,290

Total income	4,153,317

EXPENSES
Management fee	1,312,982
Distribution fee	688,276
Custodian and accounting fees	62,376
Audit fee	32,281
Legal fees and expenses	9,041
Trustees’ fees	7,895
Shareholders’ reports	5,865
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,592
Miscellaneous	12,749

Total expenses	2,135,057
Less: Fee waiver and/or expense reimbursement	(156,927)

Net expenses	1,978,130

NET INVESTMENT INCOME (LOSS)	2,175,187

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,772))	2,415,772
Futures transactions	1,536,783
Forward and cross currency contract transactions	(1,270,917)
Options written transactions	(269,130)
Swap agreements transactions	(760,870)
Foreign currency transactions	1,892,534

3,544,172

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,147))	(7,916,614)
Futures	(306,710)
Forward and cross currency contracts	3,269,487
Options written	(3,608)
Swap agreements	123,209
Foreign currencies	(19,437)

(4,853,673)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(1,309,501)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$865,686

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,175,187	$7,295,799
Net realized gain (loss) on investment and foreign currency transactions	3,544,172	(1,465,385)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,853,673)	7,536,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	865,686	13,367,086

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,609,739 and 15,663,786 shares, respectively]	53,607,905	177,293,721
Portfolio shares purchased [3,928,685 and 13,898,659 shares, respectively]	(45,686,962)	(156,875,648)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	7,920,943	20,418,073

TOTAL INCREASE (DECREASE)	8,786,629	33,785,159
NET ASSETS:
Beginning of period	550,058,867	516,273,708

End of period	$558,845,496	$550,058,867

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST MFS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.3%
COMMON STOCKS — 69.7%
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.*	49,334	$1,700,543
Kratos Defense & Security Solutions, Inc.*	6,343	180,712
L3Harris Technologies, Inc.	6,818	1,473,711
Lockheed Martin Corp.	2,881	1,090,026
MTU Aero Engines AG (Germany)	3,087	765,564
Northrop Grumman Corp.	7,507	2,728,269
PAE, Inc.*	41,529	369,608
Raytheon Technologies Corp.	15,051	1,284,001

		9,592,434

Airlines — 0.2%
Alaska Air Group, Inc.*	9,070	547,012
Delta Air Lines, Inc.*	7,822	338,380
JetBlue Airways Corp.*	26,910	451,550
Ryanair Holdings PLC (Ireland), ADR*(a)	6,969	754,115

		2,091,057

Auto Components — 0.5%
Bridgestone Corp. (Japan)	20,400	930,489
Continental AG (Germany)	7,214	1,062,247
Koito Manufacturing Co. Ltd. (Japan)	21,100	1,312,177
Lear Corp.	5,536	970,350
Stoneridge, Inc.*	4,982	146,969
Toyota Industries Corp. (Japan)	12,700	1,101,427
Visteon Corp.*	3,259	394,143

		5,917,802

Automobiles — 0.1%
Hero MotoCorp Ltd. (India)	9,645	377,799
Mahindra & Mahindra Ltd. (India)	71,983	755,732

		1,133,531

Banks — 3.3%
Absa Group Ltd. (South Africa)*	46,023	436,992
AIB Group PLC (Ireland)*	258,565	668,118
Banco de Chile (Chile)	2,658,817	262,446
Bank of America Corp.	20,160	831,197
Bank of Hawaii Corp.(a)	4,231	356,335
Bank of Ireland Group PLC (Ireland)*	40,701	218,726
Bank OZK	4,827	203,506
BNP Paribas SA (France)	40,236	2,521,577
Brookline Bancorp, Inc.	22,034	329,408
Cathay General Bancorp	13,458	529,707
China Construction Bank Corp. (China) (Class H Stock)	860,000	675,740
Citigroup, Inc.	35,552	2,515,304
Comerica, Inc.	9,150	652,761
Credicorp Ltd. (Peru)*(a)	2,435	294,903
E.Sun Financial Holding Co. Ltd. (Taiwan)	271,397	256,095
East West Bancorp, Inc.	12,725	912,255
First Hawaiian, Inc.	16,410	465,059
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	193,152	190,303
Hanmi Financial Corp.	13,107	249,819

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India)	127,289	$2,568,336
ING Groep NV (Netherlands)	105,294	1,397,302
JPMorgan Chase & Co.	35,287	5,488,540
KeyCorp.	41,146	849,665
Komercni banka A/S (Czech Republic)*	9,696	341,908
Lakeland Financial Corp.	5,110	314,980
Mitsubishi UFJ Financial Group, Inc. (Japan)	281,500	1,519,550
Natwest Group PLC (United Kingdom)	524,092	1,475,317
PNC Financial Services Group, Inc. (The)	10,997	2,097,788
Prosperity Bancshares, Inc.(a)	18,319	1,315,304
Public Bank Bhd (Malaysia)	135,900	134,867
Sandy Spring Bancorp, Inc.	4,258	187,906
Sberbank of Russia PJSC (Russia)	338,738	1,416,060
Signature Bank	4,710	1,157,012
SVB Financial Group*	1,375	765,091
Tisco Financial Group PCL (Thailand)	85,700	237,493
Truist Financial Corp.	26,877	1,491,674
U.S. Bancorp	26,737	1,523,207
UMB Financial Corp.	5,724	532,676
Umpqua Holdings Corp.	58,964	1,087,886
Wintrust Financial Corp.	11,033	834,426
Zions Bancorp NA	23,140	1,223,180

		40,530,419

Beverages — 0.8%
Ambev SA (Brazil), ADR	190,947	656,858
China Resources Beer Holdings Co. Ltd. (China)	72,000	645,700
Coca-Cola Europacific Partners PLC (United Kingdom)	12,462	739,246
Constellation Brands, Inc. (Class A Stock)	1,180	275,990
Diageo PLC (United Kingdom)	98,308	4,731,331
Duckhorn Portfolio, Inc. (The)*(a)	14,064	310,252
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,500	795,559
PepsiCo, Inc.	9,761	1,446,287

		9,601,223

Biotechnology — 0.5%
Abcam PLC (United Kingdom)*	15,369	294,513
Allovir, Inc.*	5,251	103,655
Alnylam Pharmaceuticals, Inc.*	5,444	922,867
Amicus Therapeutics, Inc.*	10,634	102,512
Annexon, Inc.*(a)	6,083	136,928
Ascendis Pharma A/S (Denmark), ADR*	4,247	558,693
BioAtla, Inc.*	3,524	149,347
Bioxcel Therapeutics, Inc.*(a)	2,533	73,609
Bridgebio Pharma, Inc.*	3,721	226,832
Exelixis, Inc.*	13,773	250,944
Hugel, Inc. (South Korea)*	1,938	414,132
Immunocore Holdings PLC (United Kingdom), ADR*	821	32,060
Lyell Immunopharma, Inc.*(a)	8,103	131,593
MorphoSys AG (Germany), ADR*	1,984	38,192
Neurocrine Biosciences, Inc.*	1,248	121,455

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Orchard Therapeutics PLC (United Kingdom), ADR*	4,294	$18,851
Prelude Therapeutics, Inc.*(a)	3,156	90,356
Recursion Pharmaceuticals, Inc. (Class A Stock)*(a)	8,055	294,007
Sana Biotechnology, Inc.*(a)	4,100	80,606
SpringWorks Therapeutics, Inc.*(a)	3,287	270,882
Turning Point Therapeutics, Inc.*	2,356	183,815
Vertex Pharmaceuticals, Inc.*	5,154	1,039,201

		5,535,050

Building Products — 1.3%
Advanced Drainage Systems, Inc.	2,062	240,367
Armstrong World Industries, Inc.	6,612	709,203
AZEK Co., Inc. (The)*	28,212	1,197,882
Builders FirstSource, Inc.*	15,223	649,413
Daikin Industries Ltd. (Japan)	12,400	2,309,075
Fortune Brands Home & Security, Inc.	8,013	798,175
Johnson Controls International PLC	61,504	4,221,020
Lennox International, Inc.(a)	2,664	934,531
Masco Corp.	35,449	2,088,301
Owens Corning	10,175	996,132
Trane Technologies PLC	9,279	1,708,635
Trex Co., Inc.*	2,686	274,536

		16,127,270

Capital Markets — 2.9%
Apollo Global Management, Inc.	15,901	989,042
B3 SA - Brasil Bolsa Balcao (Brazil)	158,500	533,772
BlackRock, Inc.	2,082	1,821,688
Cboe Global Markets, Inc.	7,747	922,280
Charles Schwab Corp. (The)	26,459	1,926,480
Credit Suisse Group AG (Switzerland)	113,884	1,195,220
Euronext NV (Netherlands), 144A	16,854	1,837,069
Focus Financial Partners, Inc. (Class A Stock)*	12,127	588,160
GCM Grosvenor, Inc. (Class A Stock)(a)	10,208	106,367
Goldman Sachs Group, Inc. (The)	6,129	2,326,139
Hamilton Lane, Inc. (Class A Stock)	2,895	263,792
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	21,500	1,282,393
Julius Baer Group Ltd. (Switzerland)	20,489	1,340,742
Macquarie Group Ltd. (Australia)	9,876	1,159,900
Moody’s Corp.	2,082	754,454
Morgan Stanley	22,579	2,070,269
Moscow Exchange MICEX-RTS PJSC (Russia)	353,928	827,970
MSCI, Inc.	9,411	5,016,816
Nasdaq, Inc.	20,987	3,689,515
Northern Trust Corp.	10,710	1,238,290
Open Lending Corp. (Class A Stock)*(a)	9,315	401,383
Raymond James Financial, Inc.	7,432	965,417
State Street Corp.	7,667	630,841
T. Rowe Price Group, Inc.(a)	2,364	468,001
TMX Group Ltd. (Canada)	1,883	198,903
Tradeweb Markets, Inc. (Class A Stock)	10,571	893,884
UBS Group AG (Switzerland)	110,148	1,686,757

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
WisdomTree Investments, Inc.(a)	67,711	$419,808

		35,555,352

Chemicals — 2.6%
Air Products & Chemicals, Inc.	977	281,063
Akzo Nobel NV (Netherlands)	14,739	1,824,217
Ashland Global Holdings, Inc.	7,944	695,100
Atotech Ltd. (China)*	12,669	323,440
Avient Corp.	9,410	462,596
Axalta Coating Systems Ltd.*	55,774	1,700,549
Celanese Corp.	5,753	872,155
Corteva, Inc.	20,135	892,987
Croda International PLC (United Kingdom)	19,324	1,981,270
Diversey Holdings Ltd.*	17,392	311,491
DuPont de Nemours, Inc.	26,034	2,015,292
Eastman Chemical Co.	11,686	1,364,340
Element Solutions, Inc.	23,468	548,682
FMC Corp.	5,991	648,226
Ingevity Corp.*	5,257	427,710
International Flavors & Fragrances, Inc.	1,958	292,525
Kansai Paint Co. Ltd. (Japan)	31,900	812,933
Linde PLC (United Kingdom)	13,397	3,882,249
Nitto Denko Corp. (Japan)	16,900	1,261,452
PPG Industries, Inc.	12,867	2,184,431
PTT Global Chemical PCL (Thailand)	193,100	356,999
Scotts Miracle-Gro Co. (The)	6,899	1,324,056
Sherwin-Williams Co. (The)	13,222	3,602,334
Sika AG (Switzerland)	5,996	1,968,127
Symrise AG (Germany)	12,997	1,812,482
UPL Ltd. (India)	64,959	695,228

		32,541,934

Commercial Services & Supplies — 0.7%
ACV Auctions, Inc. (Class A Stock)*	17,239	441,836
Boyd Group Services, Inc. (Canada)	1,357	246,944
Brambles Ltd. (Australia)	142,244	1,225,166
BrightView Holdings, Inc.*	9,695	156,283
Copart, Inc.*	15,460	2,038,092
GFL Environmental, Inc. (Canada)(a)	10,290	328,457
Legalzoom.com, Inc.*	4,728	178,955
Republic Services, Inc.	7,679	844,767
Ritchie Bros. Auctioneers, Inc. (Canada) (NYSE)	9,117	540,456
Ritchie Bros. Auctioneers, Inc. (Canada)	21,693	1,286,075
US Ecology, Inc.*	5,902	221,443
Waste Connections, Inc.	5,178	618,408

		8,126,882

Communications Equipment — 0.1%
Motorola Solutions, Inc.	4,415	957,392
VTech Holdings Ltd. (Hong Kong)	30,100	317,207

		1,274,599

Construction & Engineering — 0.1%
API Group Corp., 144A*	19,594	409,319

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.	10,564	$956,781

		1,366,100

Construction Materials — 0.3%
Vulcan Materials Co.	24,570	4,276,900

Consumer Finance — 0.4%
American Express Co.	12,572	2,077,271
Discover Financial Services	8,864	1,048,523
Encore Capital Group, Inc.*	10,301	488,164
SLM Corp.	80,640	1,688,602

		5,302,560

Containers & Packaging — 0.4%
Ball Corp.	8,249	668,334
Berry Global Group, Inc.*	20,688	1,349,271
Crown Holdings, Inc.	5,156	526,995
Graphic Packaging Holding Co.	71,393	1,295,069
Pactiv Evergreen, Inc.	23,652	356,436
Silgan Holdings, Inc.	6,637	275,435
Westrock Co.	16,072	855,352

		5,326,892

Distributors — 0.3%
Funko, Inc. (Class A Stock)*	7,791	165,792
LKQ Corp.*	43,553	2,143,679
Pool Corp.	4,000	1,834,640

		4,144,111

Diversified Consumer Services — 0.3%
Altimeter Growth Corp., UTS*	16,075	197,723
Bright Horizons Family Solutions, Inc.*	15,744	2,316,100
Grand Canyon Education, Inc.*	11,586	1,042,392
New Oriental Education & Technology Group, Inc. (China), ADR*	27,681	226,707
Regis Corp.*(a)	16,927	158,437

		3,941,359

Diversified Financial Services — 0.2%
Altimeter Growth Corp. 2 (Class A Stock)*	15,202	155,821
Catalyst Partners Acquisition Corp., UTS*	10,544	105,862
CF Finance Acquisition Corp. (PIPE)*	19,921	207,577
Dragoneer Growth Opportunities Corp., UTS*	13,494	140,203
Dragoneer Growth Opportunities Corp. (Class A Stock)*	5,822	57,987
Element Fleet Management Corp. (Canada)	78,274	913,070
Equitable Holdings, Inc.	32,932	1,002,779
TPG Pace Tech Opportunities Corp. (Class A Stock)*	8,787	87,255

		2,670,554

Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA (Spain), 144A	40,065	2,559,468
Helios Towers PLC (Tanzania)*	463,935	1,058,788

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Hellenic Telecommunications Organization SA (Greece)	93,381	$1,566,864
Telkom Indonesia Persero Tbk PT (Indonesia)	1,122,800	243,997
Verizon Communications, Inc.	6,017	337,132

		5,766,249

Electric Utilities — 1.1%
American Electric Power Co., Inc.	12,516	1,058,729
CESC Ltd. (India)	18,243	189,757
CLP Holdings Ltd. (Hong Kong)	81,000	801,069
Duke Energy Corp.	29,292	2,891,706
Edison International	9,236	534,026
Eversource Energy	10,501	842,600
Iberdrola SA (Spain)	121,691	1,483,635
NextEra Energy, Inc.	4,633	339,506
Orsted A/S (Denmark), 144A	5,260	744,025
PG&E Corp.*	109,996	1,118,659
Pinnacle West Capital Corp.	11,207	918,638
Portland General Electric Co.	9,177	422,876
Southern Co. (The)	36,495	2,208,313
Xcel Energy, Inc.	8,882	585,146

		14,138,685

Electrical Equipment — 1.4%
AMETEK, Inc.	25,225	3,367,538
Array Technologies, Inc.*(a)	23,086	360,142
Eaton Corp. PLC	22,195	3,288,855
Generac Holdings, Inc.*	1,207	501,086
Legrand SA (France)	18,353	1,945,000
nVent Electric PLC	9,836	307,277
Regal Beloit Corp.	7,199	961,138
Schneider Electric SE	25,963	4,090,433
Sensata Technologies Holding PLC*	25,173	1,459,279
Shoals Technologies Group, Inc. (Class A Stock)*(a)	14,136	501,828

		16,782,576

Electronic Equipment, Instruments & Components — 0.6%
Advanced Energy Industries, Inc.	5,464	615,847
Corning, Inc.	16,743	684,789
Hon Hai Precision Industry Co. Ltd. (Taiwan)	145,000	584,895
Kyocera Corp. (Japan)	15,900	982,800
Littelfuse, Inc.	3,681	937,882
Methode Electronics, Inc.	8,497	418,137
nLight, Inc.*	3,927	142,472
Plexus Corp.*	5,061	462,626
Rogers Corp.*	494	99,195
TE Connectivity Ltd.	6,642	898,065
Zebra Technologies Corp. (Class A Stock)*	2,659	1,407,914

		7,234,622

Energy Equipment & Services — 0.1%
ChampionX Corp.*	18,301	469,421
Frank’s International NV*(a)	50,870	154,136

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Halliburton Co.	17,357	$401,294

		1,024,851

Entertainment — 1.2%
Activision Blizzard, Inc.	11,520	1,099,469
Electronic Arts, Inc.	20,425	2,937,728
IMAX Corp.*	8,840	190,060
Manchester United PLC (United Kingdom) (Class A Stock)(a)	22,650	344,053
NetEase, Inc. (China), ADR	29,279	3,374,405
Netflix, Inc.*	3,355	1,772,145
ROBLOX Corp. (Class A Stock)*	9,450	850,311
Sea Ltd. (Taiwan), ADR*	3,756	1,031,398
Spotify Technology SA*	1,079	297,362
Take-Two Interactive Software, Inc.*	14,926	2,642,200
Warner Music Group Corp. (Class A Stock)(a)	8,037	289,653

		14,828,784

Equity Real Estate Investment Trusts (REITs) — 5.5%
Advance Residence Investment Corp. (Japan)	310	1,033,043
Alexandria Real Estate Equities, Inc.	6,517	1,185,703
Allied Properties Real Estate Investment Trust (Canada)	13,623	495,092
American Homes 4 Rent (Class A Stock)	47,749	1,855,049
American Tower Corp.	6,511	1,758,882
AvalonBay Communities, Inc.	9,621	2,007,807
Big Yellow Group PLC (United Kingdom)	76,195	1,381,490
Boston Properties, Inc.(a)	10,282	1,178,214
Brixmor Property Group, Inc.	91,084	2,084,913
Broadstone Net Lease, Inc.(a)	14,335	335,582
CoreSite Realty Corp.	19,423	2,614,336
Douglas Emmett, Inc.	27,516	925,088
Embassy Office Parks REIT (India)	123,800	584,345
Empire State Realty Trust, Inc. (Class A Stock)(a)	51,559	618,708
EPR Properties*	5,874	309,442
Equinix, Inc.	3,082	2,473,613
Equity LifeStyle Properties, Inc.	20,527	1,525,361
Extra Space Storage, Inc.	17,943	2,939,422
Fibra Uno Administracion SA de CV (Mexico)	489,424	527,873
Goodman Group (Australia)	108,473	1,720,520
Granite Real Estate Investment Trust (Canada)	16,863	1,122,023
Host Hotels & Resorts, Inc.*(a)	89,996	1,538,032
Industrial Logistics Properties Trust	28,979	757,511
Japan Logistics Fund, Inc. (Japan)	274	824,005
Lexington Realty Trust(a)	28,051	335,210
Life Storage, Inc.(a)	15,758	1,691,621
Link REIT (Hong Kong)	95,200	921,224
Mapletree Commercial Trust (Singapore)	613,000	987,778
Mapletree Logistics Trust (Singapore)	709,118	1,082,288
Medical Properties Trust, Inc.	82,886	1,666,009

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartment Communities, Inc.	14,707	$2,476,953
National Retail Properties, Inc.	21,681	1,016,405
National Storage Affiliates Trust	4,631	234,143
National Storage REIT (Australia)	573,507	852,276
Office Properties Income Trust	8,173	239,551
Prologis, Inc.	32,819	3,922,855
Public Storage	1,645	494,635
QTS Realty Trust, Inc. (Class A Stock)	11,967	925,049
Rayonier, Inc.	28,631	1,028,712
SBA Communications Corp.	4,441	1,415,347
Shaftesbury PLC (United Kingdom)	144,459	1,136,643
Simon Property Group, Inc.	12,365	1,613,385
Spirit Realty Capital, Inc.	9,386	449,026
STAG Industrial, Inc.	61,701	2,309,469
STORE Capital Corp.	41,274	1,424,366
Sun Communities, Inc.	14,412	2,470,217
UNITE Group PLC (The) (United Kingdom)	32,802	488,064
Urban Edge Properties	50,884	971,884
VICI Properties, Inc.(a)	77,018	2,389,098
Warehouses De Pauw CVA (Belgium)	35,277	1,346,738
Welltower, Inc.	25,384	2,109,410
WP Carey, Inc.	9,281	692,548

		68,486,958

Food & Staples Retailing — 0.3%
Albertson’s Cos., Inc. (Class A Stock)(a)	28,975	569,648
BIM Birlesik Magazalar A/S (Turkey)	54,243	387,515
Kroger Co. (The)(a)	12,226	468,378
Performance Food Group Co.*	5,670	274,938
Sugi Holdings Co. Ltd. (Japan)	7,500	546,528
Wal-Mart de Mexico SAB de CV (Mexico)	124,091	405,316
Walmart, Inc.	4,402	620,770

		3,273,093

Food Products — 1.3%
Archer-Daniels-Midland Co.	20,291	1,229,634
Danone SA (France)	21,802	1,536,108
Gruma SAB de CV (Mexico) (Class B Stock)	36,138	406,194
Hostess Brands, Inc.*(a)	29,392	475,856
Ingredion, Inc.	5,753	520,646
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	122,100	696,131
J.M. Smucker Co. (The)(a)	7,207	933,811
Kellogg Co.(a)	11,616	747,257
Laird Superfood, Inc.*(a)	2,133	63,713
Mondelez International, Inc. (Class A Stock)	6,172	385,380
Nestle SA (Switzerland)	53,908	6,715,937
Nomad Foods Ltd. (United Kingdom)*	11,384	321,826
Oatly Group AB, ADR*(a)	36,882	902,134
Orion Corp. (South Korea)	5,513	580,695

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Tingyi Cayman Islands Holding Corp. (China)	232,000	$463,194

		15,978,516

Gas Utilities — 0.2%
APA Group (Australia)	72,016	481,814
Atmos Energy Corp.(a)	3,844	369,447
China Resources Gas Group Ltd. (China)	138,000	827,919
New Jersey Resources Corp.	9,256	366,260
South Jersey Industries, Inc.(a)	17,477	453,179

		2,498,619

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	31,736	3,679,154
Acutus Medical, Inc.*(a)	9,306	158,016
Align Technology, Inc.*	2,037	1,244,607
Becton, Dickinson & Co.	3,839	933,606
Boston Scientific Corp.*	83,345	3,563,832
CryoPort, Inc.*(a)	7,818	493,316
Danaher Corp.	20,382	5,469,714
DENTSPLY SIRONA, Inc.	10,750	680,045
Edwards Lifesciences Corp.*	7,945	822,864
Hologic, Inc.*	7,117	474,846
IDEXX Laboratories, Inc.*	1,607	1,014,901
Koninklijke Philips NV (Netherlands)	42,395	2,102,453
Masimo Corp.*	4,795	1,162,548
Medtronic PLC	29,232	3,628,568
Nevro Corp.*(a)	1,797	297,925
Outset Medical, Inc.*	3,435	171,681
Quidel Corp.*	1,390	178,087
Silk Road Medical, Inc.*	2,353	112,615
STERIS PLC	13,075	2,697,372
Terumo Corp. (Japan)	27,200	1,102,146
West Pharmaceutical Services, Inc.	4,115	1,477,696
Zimmer Biomet Holdings, Inc.	6,678	1,073,956

		32,539,948

Health Care Providers & Services — 1.0%
Agiliti, Inc.*(a)	14,116	308,717
AmerisourceBergen Corp.	4,849	555,162
Cigna Corp.	13,260	3,143,548
Encompass Health Corp.	7,025	548,161
Guardant Health, Inc.*	6,586	817,915
HealthEquity, Inc.*	7,703	619,938
Humana, Inc.	777	343,994
Laboratory Corp. of America Holdings*	4,199	1,158,294
LifeStance Health Group, Inc.*	21,514	599,380
McKesson Corp.	7,014	1,341,357
Premier, Inc. (Class A Stock)	25,475	886,275
Quest Diagnostics, Inc.	7,623	1,006,007
Talkspace, Inc.*(a)	30,608	254,353
UnitedHealth Group, Inc.	551	220,642
Universal Health Services, Inc. (Class B Stock)	5,497	804,926

		12,608,669

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology — 0.1%
Certara, Inc.*(a)	18,343	$519,657
Health Catalyst, Inc.*	2,926	162,422

		682,079

Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc. (Class A Stock)*	189	28,943
Aramark	16,737	623,453
Caesars Entertainment, Inc.*	7,780	807,175
Chipotle Mexican Grill, Inc.*	1,304	2,021,643
Domino’s Pizza, Inc.(a)	2,241	1,045,404
DraftKings, Inc. (Class A Stock)*(a)	4,518	235,704
Flutter Entertainment PLC (Ireland)*	5,358	978,907
International Game Technology PLC*(a)	19,698	471,964
Kangwon Land, Inc. (South Korea)*	12,872	307,598
MakeMyTrip Ltd. (India)*(a)	19,019	571,521
Marriott International, Inc. (Class A Stock)*	3,174	433,315
MGM Resorts International	5,801	247,413
Penn National Gaming, Inc.*(a)	11,784	901,358
Red Rock Resorts, Inc. (Class A Stock)*	16,795	713,788
Starbucks Corp.	7,844	877,038
Vail Resorts, Inc.*	1,198	379,191
Wendy’s Co. (The)	39,052	914,598
Wyndham Hotels & Resorts, Inc.(a)	13,410	969,409
Yum China Holdings, Inc. (China)(a)	35,045	2,321,731

		14,850,153

Household Durables — 0.3%
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	124,600	1,005,431
Newell Brands, Inc.	33,507	920,437
Toll Brothers, Inc.	24,075	1,391,776

		3,317,644

Household Products — 0.6%
Colgate-Palmolive Co.	28,774	2,340,765
Energizer Holdings, Inc.(a)	16,777	721,075
Kimberly-Clark Corp.	9,878	1,321,479
Reckitt Benckiser Group PLC (United Kingdom)	24,934	2,210,035
Reynolds Consumer Products, Inc.(a)	13,960	423,686

		7,017,040

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	35,633	928,952

Industrial Conglomerates — 0.6%
Hitachi Ltd. (Japan)	50,240	2,869,194
Honeywell International, Inc.	16,996	3,728,072
Roper Technologies, Inc.	2,909	1,367,812

		7,965,078

Insurance — 2.9%
AIA Group Ltd. (Hong Kong)	327,000	4,073,237
American International Group, Inc.	10,795	513,842
Aon PLC (Class A Stock)(a)	29,295	6,994,474
Arthur J. Gallagher & Co.	22,730	3,184,018

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Assurant, Inc.	6,138	$958,633
Athene Holding Ltd. (Class A Stock)*	13,186	890,055
Beazley PLC (United Kingdom)*	44,889	206,304
Chubb Ltd.	17,312	2,751,569
Cincinnati Financial Corp.	6,455	752,782
CNO Financial Group, Inc.	16,125	380,872
Everest Re Group Ltd.	4,180	1,053,402
Hanover Insurance Group, Inc. (The)	6,359	862,535
Hartford Financial Services Group, Inc. (The)	20,946	1,298,024
Hiscox Ltd. (United Kingdom)*	42,220	487,215
Marsh & McLennan Cos., Inc.	17,206	2,420,540
MetroMile, Inc.*(a)	30,506	279,130
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	81,500	799,143
Progressive Corp. (The)	16,289	1,599,743
Reinsurance Group of America, Inc.	7,294	831,516
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,117	610,533
Selective Insurance Group, Inc.	3,717	301,635
SiriusPoint Ltd. (Bermuda)*(a)	16,664	167,806
Travelers Cos., Inc. (The)	10,216	1,529,437
Willis Towers Watson PLC	3,736	859,355
Zurich Insurance Group AG (Switzerland)	3,557	1,428,546

		35,234,346

Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	3,869	9,447,286
Alphabet, Inc. (Class C Stock)*	863	2,162,954
Bumble, Inc. (Class A Stock)*(a)	12,742	733,939
carsales.com Ltd. (Australia)	25,841	382,963
Eventbrite, Inc. (Class A Stock)*(a)	19,754	375,326
Facebook, Inc. (Class A Stock)*	18,795	6,535,209
Genius Sports Ltd. (United Kingdom)*(a)	23,961	449,748
IAC/InterActiveCorp*	6,305	972,042
Match Group, Inc.*	22,741	3,666,986
NAVER Corp. (South Korea)	6,527	2,426,339
Pinterest, Inc. (Class A Stock)*	3,466	273,641
Scout24 AG (Germany), 144A*	11,259	949,794
SEEK Ltd. (Australia)	15,611	389,043
Tencent Holdings Ltd. (China)	45,000	3,393,781
Vimeo, Inc.*	10,236	501,564

		32,660,615

Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China), ADR*	12,912	2,928,183
Amazon.com, Inc.*	3,866	13,299,658
Chewy, Inc. (Class A Stock)*(a)	8,846	705,115
Naspers Ltd. (South Africa) (Class N Stock)	3,674	773,633
Ocado Group PLC (United Kingdom)*	10,468	288,812
Prosus NV (China)*	18,059	1,772,280
Stamps.com, Inc.*	3,918	784,736
ThredUp, Inc. (Class A Stock)*(a)	10,919	317,524
Xometry, Inc. (Class A Stock)*	958	83,720

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
ZOZO, Inc. (Japan)	9,700	$328,979

		21,282,640

IT Services — 3.3%
Accenture PLC (Class A Stock)	12,418	3,660,702
Amadeus IT Group SA (Spain)*	18,274	1,286,441
Amdocs Ltd.	12,385	958,104
Endava PLC (United Kingdom), ADR*	4,336	491,616
EPAM Systems, Inc.*	3,633	1,856,318
Evo Payments, Inc. (Class A Stock)*(a)	17,964	498,321
ExlService Holdings, Inc.*	4,903	520,993
Fidelity National Information Services, Inc.	13,745	1,947,254
Fiserv, Inc.*	13,983	1,494,643
Fujitsu Ltd. (Japan)	10,600	1,986,072
Global Payments, Inc.	11,827	2,218,036
Keywords Studios PLC (Ireland)*	13,427	463,525
Mastercard, Inc. (Class A Stock)	11,570	4,224,091
Nomura Research Institute Ltd. (Japan)	36,300	1,201,052
Nuvei Corp. (Canada), 144A*	9,012	743,490
Okta, Inc.*	3,547	867,880
Paya Holdings, Inc. (Class A Stock)*	23,669	260,832
Payoneer Global, Inc.*(a)	31,752	329,268
PayPal Holdings, Inc.*	12,382	3,609,105
Paysafe Ltd.*(a)	16,038	194,220
Shopify, Inc. (Canada) (Class A Stock)*(a)	459	670,590
Softchoice Corp. (Canada)*	16,195	287,293
Square, Inc. (Class A Stock)*	10,922	2,662,784
TaskUS, Inc. (Philippines) (Class A Stock)*(a)	5,885	201,502
Tata Consultancy Services Ltd. (India)	25,197	1,137,041
Visa, Inc. (Class A Stock)(a)	25,329	5,922,427
Wix.com Ltd. (Israel)*	2,869	832,813
WNS Holdings Ltd. (India), ADR*	8,218	656,372

		41,182,785

Leisure Products — 0.3%
Brunswick Corp.	9,798	976,077
Malibu Boats, Inc. (Class A Stock)*	5,756	422,087
Mattel, Inc.*	27,546	553,674
Peloton Interactive, Inc. (Class A Stock)*	7,381	915,392
Polaris, Inc.(a)	3,099	424,439
Thule Group AB (Sweden), 144A	3,746	166,241
Yamaha Corp. (Japan)	12,100	656,542

		4,114,452

Life Sciences Tools & Services — 2.0%
Adaptive Biotechnologies Corp.*(a)	13,402	547,606
Agilent Technologies, Inc.	8,711	1,287,573
Berkeley Lights, Inc.*	3,139	140,659
Bio-Techne Corp.	4,124	1,856,872
Charles River Laboratories International, Inc.*	8,588	3,176,873
Gerresheimer AG (Germany)	4,242	469,686
ICON PLC (Ireland)*(a)	16,713	3,454,744
Illumina, Inc.*	572	270,676

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	25,989	$1,084,521
Mettler-Toledo International, Inc.*	361	500,108
Olink Holding AB (Sweden), ADR*	4,009	137,990
PerkinElmer, Inc.	25,275	3,902,713
PRA Health Sciences, Inc.*	8,668	1,432,040
QIAGEN NV*	27,927	1,354,733
Syneos Health, Inc.*	11,321	1,013,116
Thermo Fisher Scientific, Inc.	8,999	4,539,725

		25,169,635

Machinery — 1.6%
Doosan Bobcat, Inc. (South Korea)*	9,188	392,547
Enerpac Tool Group Corp.	4,829	128,548
GEA Group AG (Germany)	28,958	1,173,799
IDEX Corp.	7,914	1,741,476
Illinois Tool Works, Inc.	9,279	2,074,413
Ingersoll Rand, Inc.*	21,284	1,038,872
ITT, Inc.	7,080	648,457
Kubota Corp. (Japan)	91,100	1,843,951
Otis Worldwide Corp.	8,510	695,863
PACCAR, Inc.	9,106	812,710
Rexnord Corp.	3,814	190,853
Schindler Holding AG (Switzerland) (Part. Cert.)	5,274	1,615,677
SMC Corp. (Japan)	2,500	1,476,420
Stanley Black & Decker, Inc.	13,458	2,758,755
Techtronic Industries Co. Ltd. (Hong Kong)	151,000	2,635,516
TriMas Corp.*	10,790	327,261
Westinghouse Air Brake Technologies Corp.	8,357	687,781

		20,242,899

Media — 0.7%
Cable One, Inc.	345	659,919
Charter Communications, Inc. (Class A Stock)*(a)	3,937	2,840,349
Comcast Corp. (Class A Stock)	68,892	3,928,222
Discovery, Inc. (Class C Stock)*	24,392	706,880
Liberty Broadband Corp. (Class C Stock)*	5,142	892,960

		9,028,330

Metals & Mining — 0.3%
Alrosa PJSC (Russia)	184,300	338,688
Arconic Corp.*	9,118	324,783
Compass Minerals International, Inc.	4,606	272,952
Glencore PLC (Australia)*	215,903	930,084
Gold Fields Ltd. (South Africa), ADR	59,147	526,408
Kaiser Aluminum Corp.	1,146	141,519
Lundin Mining Corp. (Chile)	25,621	231,077
Polymetal International PLC (Russia)	11,674	251,962
Vale SA (Brazil), ADR(a)	20,555	468,860

		3,486,333

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	27,747	246,393

	Shares	Value

COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.(a)	66,205	$500,510

		746,903

Multiline Retail — 0.2%
Dollar General Corp.	4,788	1,036,075
Dollar Tree, Inc.*	4,095	407,452
Lojas Renner SA (Brazil)	75,648	676,510
Ollie’s Bargain Outlet Holdings, Inc.*(a)	1,806	151,939

		2,271,976

Multi-Utilities — 0.6%
Ameren Corp.	8,372	670,095
Black Hills Corp.(a)	7,204	472,799
CenterPoint Energy, Inc.	30,432	746,193
CMS Energy Corp.	14,260	842,481
Dominion Energy, Inc.	23,199	1,706,750
E.ON SE (Germany)	68,293	791,004
Public Service Enterprise Group, Inc.	16,275	972,268
Sempra Energy	5,784	766,264

		6,967,854

Oil, Gas & Consumable Fuels — 1.4%
Cabot Oil & Gas Corp.(a)	22,922	400,218
Cairn Energy PLC (United Kingdom)	219,552	448,870
Chevron Corp.	6,105	639,438
ConocoPhillips	23,785	1,448,506
Devon Energy Corp.(a)	30,520	890,879
Diamondback Energy, Inc.	9,291	872,332
Eni SpA (Italy)	64,902	792,143
Enterprise Products Partners LP, MLP	9,866	238,067
EOG Resources, Inc.	9,093	758,720
Equitrans Midstream Corp.	15,427	131,284
Galp Energia SGPS SA (Portugal)	97,204	1,056,747
Hess Corp.	9,415	822,118
Idemitsu Kosan Co. Ltd. (Japan)	33,100	800,956
LUKOIL PJSC (Russia), ADR	7,168	663,974
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	29,046	453,989
Oil Search Ltd. (Australia)	224,542	644,152
Pioneer Natural Resources Co.	10,880	1,768,218
Plains GP Holdings LP (Class A Stock)*	85,481	1,020,643
StealthGas, Inc. (Greece)*	14,239	40,296
Targa Resources Corp.	11,114	494,017
TC Energy Corp. (Canada)	17,211	851,664
United Tractors Tbk PT (Indonesia)	449,300	629,406
Valero Energy Corp.	9,064	707,717
Viper Energy Partners LP	14,647	275,803

		16,850,157

Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	24,100	290,239

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,857	1,862,995
Kao Corp. (Japan)	19,200	1,179,738

		3,042,733

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals — 2.2%
Bayer AG (Germany)	16,481	$1,003,295
Collegium Pharmaceutical, Inc.*	6,337	149,807
Eli Lilly & Co.	2,116	485,664
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	299,865	307,627
Harmony Biosciences Holdings, Inc.*	5,697	160,826
Johnson & Johnson	29,129	4,798,712
Kyowa Kirin Co. Ltd. (Japan)	61,400	2,179,713
Merck & Co., Inc.	27,505	2,139,064
Novo Nordisk A/S (Denmark) (Class B Stock)	48,582	4,071,205
Optinose, Inc.*(a)	15,234	47,378
Organon & Co.*	20,459	619,089
Pfizer, Inc.	48,565	1,901,805
Prestige Consumer Healthcare, Inc.*	9,064	472,234
Roche Holding AG (Switzerland)	14,733	5,551,203
Santen Pharmaceutical Co. Ltd. (Japan)	106,300	1,463,446
Viatris, Inc.	25,945	370,754
Zoetis, Inc.	10,311	1,921,558

		27,643,380

Professional Services — 2.1%
51job, Inc. (China), ADR*(a)	15,492	1,204,813
CACI International, Inc. (Class A Stock)*	4,652	1,186,818
Clarivate PLC (United Kingdom)*	92,566	2,548,342
CoStar Group, Inc.*	29,260	2,423,313
Dun & Bradstreet Holdings, Inc.*	28,312	605,027
Equifax, Inc.	15,349	3,676,239
IHS Markit Ltd.	2,520	283,903
KBR, Inc.	45,404	1,732,163
Leidos Holdings, Inc.	8,024	811,226
Persol Holdings Co. Ltd. (Japan)	23,100	456,205
TransUnion	31,107	3,415,860
TriNet Group, Inc.*	5,195	376,534
Verisk Analytics, Inc.	19,447	3,397,780
Wolters Kluwer NV (Netherlands)	35,069	3,527,554

		25,645,777

Real Estate Management & Development — 1.2%
Ascendas India Trust (Singapore), UTS	510,400	528,116
Corp Inmobiliaria Vesta SAB de CV (Mexico)	234,193	456,309
Deutsche Wohnen SE (Germany)	25,777	1,577,581
ESR Cayman Ltd. (China), 144A*	711,000	2,405,027
Grainger PLC (United Kingdom)	266,012	1,048,701
Grand City Properties SA (Germany)*	62,283	1,682,541
Hang Lung Properties Ltd. (Hong Kong)	105,000	255,047
Katitas Co. Ltd. (Japan)	38,400	1,079,331
LEG Immobilien SE (Germany)	19,732	2,844,634
Multiplan Empreendimentos Imobiliarios SA (Brazil)	124,805	589,673
Shurgard Self Storage SA (Belgium)	16,140	780,318
Sino Land Co. Ltd. (Hong Kong)	481,909	759,319
Swire Properties Ltd. (Hong Kong)	380,200	1,135,167

		15,141,764

	Shares	Value

COMMON STOCKS (continued)
Road & Rail — 0.5%
Canadian National Railway Co. (Canada)(a)	6,346	$669,630
Canadian Pacific Railway Ltd. (Canada)(a)	16,582	1,275,322
Kansas City Southern	3,288	931,720
Knight-Swift Transportation Holdings, Inc.	17,751	806,960
Schneider National, Inc. (Class B Stock)	21,528	468,665
Uber Technologies, Inc.*	13,733	688,298
Union Pacific Corp.	7,991	1,757,461

		6,598,056

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.(a)	5,610	965,818
Applied Materials, Inc.	14,835	2,112,504
ASM International NV (Netherlands)	2,387	788,531
ASML Holding NV (Netherlands)	1,841	1,271,836
Entegris, Inc.	14,961	1,839,754
Intel Corp.	17,564	986,043
Lam Research Corp.	3,900	2,537,730
Marvell Technology, Inc.	18,644	1,087,504
MKS Instruments, Inc.	5,289	941,178
Monolithic Power Systems, Inc.	7,010	2,617,884
NVIDIA Corp.	3,801	3,041,180
NXP Semiconductors NV (China)	20,129	4,140,938
ON Semiconductor Corp.*	16,253	622,165
Silicon Laboratories, Inc.*(a)	4,732	725,179
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	251,000	5,365,393
Texas Instruments, Inc.	16,426	3,158,720

		32,202,357

Software — 4.9%
8x8, Inc.*	18,127	503,206
ACI Worldwide, Inc.*	4,035	149,860
Adobe, Inc.*	10,982	6,431,499
Alkami Technology, Inc.*	6,080	216,874
Atlassian Corp. PLC (Class A Stock)*	3,174	815,274
Autodesk, Inc.*	10,640	3,105,816
Avalara, Inc.*	1,060	171,508
Black Knight, Inc.*	20,076	1,565,526
Cadence Design Systems, Inc.*	33,114	4,530,657
Constellation Software, Inc. (Canada)	1,712	2,592,873
Coupa Software, Inc.*	2,208	578,739
DocuSign, Inc.*	3,096	865,549
DoubleVerify Holdings, Inc.*	8,513	360,440
Everbridge, Inc.*(a)	9,247	1,258,332
Intuit, Inc.	6,006	2,943,961
Latch, Inc.*(a)	23,968	294,087
McAfee Corp. (Class A Stock)(a)	16,157	452,719
Microsoft Corp.(k)	62,818	17,017,396
nCino, Inc.*	4,060	243,275
Nice Ltd. (Israel), ADR*(a)	6,286	1,555,534
PagerDuty, Inc.*(a)	9,111	387,946
Paylocity Holding Corp.*	6,985	1,332,738
Ping Identity Holding Corp.*(a)	12,440	284,876
Procore Technologies, Inc.*(a)	2,245	213,163
Q2 Holdings, Inc.*	6,733	690,671

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Qualtrics International, Inc. (Class A Stock)*	6,725	$257,231
Rapid7, Inc.*	8,249	780,603
RingCentral, Inc. (Class A Stock)*	2,535	736,620
salesforce.com, Inc.*	10,663	2,604,651
ServiceNow, Inc.*	4,609	2,532,876
SS&C Technologies Holdings, Inc.	7,498	540,306
Synopsys, Inc.*	7,053	1,945,147
Topicus.com, Inc. (Netherlands)*	1,572	114,197
Tyler Technologies, Inc.*	3,207	1,450,751
Unity Software, Inc.*(a)	1,063	116,749
Verint Systems, Inc.*	15,395	693,853
Vertex, Inc. (Class A Stock)*(a)	21,786	477,985
Zendesk, Inc.*	1,333	192,405

		61,005,893

Specialty Retail — 0.9%
Burlington Stores, Inc.*	5,214	1,678,856
Five Below, Inc.*	3,879	749,694
Home Depot, Inc. (The)	1,677	534,779
Leslie’s, Inc.*(a)	21,181	582,266
Lowe’s Cos., Inc.	9,292	1,802,369
O’Reilly Automotive, Inc.*	1,572	890,082
Petco Health & Wellness Co., Inc.*(a)	15,983	358,179
Ross Stores, Inc.	6,503	806,372
Tractor Supply Co.	3,758	699,213
Ulta Beauty, Inc.*	2,868	991,668
Urban Outfitters, Inc.*	26,299	1,084,045
Vroom, Inc.*(a)	5,250	219,765
Zumiez, Inc.*	9,006	441,204

		10,838,492

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	32,458	4,445,448
Samsung Electronics Co. Ltd. (South Korea)	61,297	4,396,400

		8,841,848

Textiles, Apparel & Luxury Goods — 1.2%
adidas AG (Germany)	5,588	2,084,529
Burberry Group PLC (United Kingdom) *	19,066	546,516
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	9,771	1,184,126
EssilorLuxottica SA (France)	3,799	702,052
Lululemon Athletica, Inc.*	4,682	1,708,789
LVMH Moet Hennessy Louis Vuitton SE (France)	4,335	3,404,470
NIKE, Inc. (Class B Stock)	11,795	1,822,210
PVH Corp.*	8,672	933,020
Skechers USA, Inc. (Class A Stock)*	36,965	1,841,966

		14,227,678

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	25,475	850,947

		Shares	Value

COMMON STOCKS (continued)
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)		47,668	$1,851,925
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)		1,580,800	132,305
Japan Tobacco, Inc. (Japan)		46,100	869,954
Philip Morris International, Inc.		10,207	1,011,616

			3,865,800

Trading Companies & Distributors — 0.2%
Air Lease Corp.		4,657	194,383
GMS, Inc.*		2,960	142,495
Textainer Group Holdings Ltd. (China)*		16,373	552,916
Triton International Ltd. (Bermuda)		3,952	206,848
Univar Solutions, Inc.*		34,556	842,475
WESCO International, Inc.*		2,816	289,541

			2,228,658

Transportation Infrastructure — 0.0%
Shanghai International Airport Co. Ltd. (China) (Class A Stock)		39,900	296,283

Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)		114,800	613,752
KDDI Corp. (Japan)		45,400	1,414,413
Mobile TeleSystems PJSC (Russia), ADR		29,153	269,957
SoftBank Group Corp. (Japan)		18,200	1,269,687
Tele2 AB (Sweden) (Class B Stock)		16,925	230,840
T-Mobile US, Inc.*		2,987	432,607

			4,231,256

TOTAL COMMON STOCKS (cost $615,248,997)			861,168,631

		Units
WARRANTS* — 0.0%
Commercial Services & Supplies — 0.0%
Paysafe Ltd., expiring 12/31/28		5,346	19,139

Textiles, Apparel & Luxury Goods — 0.0%
Cie Financiere Richemont SA (Switzerland), expiring 11/22/23		22,178	14,861

TOTAL WARRANTS (cost $18,049)			34,000

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.7%
Automobiles — 0.0%
Credit Acceptance Auto Loan Trust,
Series 2021-03A, Class C, 144A
1.630%	09/16/30	250	249,916
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	15	15,201

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	45	$45,800
GLS Auto Receivables Issuer Trust,
Series 2020-01A, Class A, 144A
2.170%	02/15/24	17	17,035
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100	102,231
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	58,242
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	23	23,118
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	27	27,933
Veros Automobile Receivables Trust,
Series 2020-01, Class A, 144A
1.670%	09/15/23	28	28,368

			567,844

Collateralized Loan Obligations — 0.5%
Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class CR2, 144A
0.000%(cc)	01/15/30	670	668,026
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.924%(c)	02/15/35	500	505,189
Series 2020-FL01, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.174%(c)	02/15/35	100	100,882
Series 2021-FL02, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.700%(c)	05/15/36	100	100,233
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2019-FL01, Class D, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.573%(c)	05/15/37	143	144,607
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	12/15/35	100	100,241
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
3.023%(c)	12/15/35	100	100,302
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.182%(c)	08/15/36	200	200,139
Series 2019-FL04, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.082%(c)	08/15/36	146	145,018
Series 2021-FL07, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.575%(c)	06/16/36	100	100,388

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.673%(c)	09/15/35	150	$149,337
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	05/15/29	100	98,653
CHCP Ltd.,
Series 2021-FL01, Class B, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.774%(c)	02/15/38	100	100,851
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.224%(c)	02/15/38	100	100,818
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.870%(c)	11/07/30	500	498,563
Series 2018-28A, Class BR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.320%(c)	11/07/30	253	252,079
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class CRR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.984%(c)	01/16/26	250	249,626
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
1.836%(c)	11/15/26	250	250,097
Grand Avenue CRE,
Series 2019-FL01, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.193%(c)	06/15/37	35	34,530
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.523%(c)	05/15/36	35	34,369
Madison Park Funding Ltd. (Cayman Islands),
Series 2017-23A, Class CR, 144A
0.000%(cc)	07/27/31	500	497,898
MF1 Ltd. (Cayman Islands),
Series 2020-FL04, Class AS, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.224%(c)	11/15/35	136	138,728
MidOcean Credit CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BR, 144A
0.000%(cc)	01/29/30	448	446,767
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.058%(c)	10/20/27	240	239,547
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.505%(c)	02/20/28	250	249,573

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.195%(c)	02/20/30	247	$246,906
Voya CLO Ltd. (Cayman Islands),
Series 2016-04A, Class CR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.228%(c)	07/20/29	485	484,966
Voya Ltd. (Cayman Islands),
Series 2012-04A, Class A2AR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
2.084%(c)	10/15/30	250	250,071

			6,488,404

Other — 0.2%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2021-FL06, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.673%(c)	03/15/36	752	755,574
Series 2021-FL06, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.123%(c)	03/15/36	100	100,409
Business Jet Securities LLC,
Series 2020-01A, Class A, 144A
2.981%	11/15/35	93	94,527
Series 2021-01A, Class B, 144A
2.918%	04/15/36	97	97,363
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	100	102,783
Invitation Homes Trust,
Series 2017-SFR02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.932%(c)	12/17/36	134	133,978
LoanCore Issuer Ltd. (Cayman Islands),
Series 2021-CRE05, Class AS, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.823%(c)	07/15/36	328	329,587
Series 2021-CRE05, Class B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	07/15/36	120	120,338
STWD Ltd. (Cayman Islands),
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.183%(c)	04/18/38	117	116,755

			1,851,314

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	90	95,757

TOTAL ASSET-BACKED SECURITIES (cost $8,972,515)			9,003,319

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.144%(c)	09/14/36	100	$100,277
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.674%(c)	09/14/36	100	99,384
Series 2019-CRE03, Class C, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.024%(c)	09/14/36	100	98,310
Bancorp Commercial Mortgage Trust,
Series 2019-CRE06, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.674%(c)	09/15/36	161	160,812
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	21	22,553
Benchmark Mortgage Trust,
Series 2019-B10, Class A4
3.717%	03/15/62	850	958,122
Series 2020-B18, Class A5
1.925%	07/15/53	111	110,006
BPCRE Ltd. (Cayman Islands),
Series 2021-FL01, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.932%(c)	02/15/37	147	147,545
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.524%(c)	02/15/38	100	100,404
Series 2021-FL04, Class AS, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.373%(c)	05/15/38	248	249,433
Series 2021-FL04, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.623%(c)	05/15/38	543	546,054
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	347	367,670
Citigroup Commercial Mortgage Trust,
Series 2019-C07, Class A4
3.102%	12/15/72	20	21,747
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	159,244
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	882,836
Series K077, Class A2
3.850%(cc)	05/25/28	115	133,049
Series K078, Class A2
3.854%	06/25/28	160	185,344
Series K097, Class X1, IO
1.218%(cc)	07/25/29	100	7,873
Series K098, Class X1, IO
1.269%(cc)	08/25/29	149	12,357

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	$274,680
Series 2019-GSA01, Class A4
3.048%	11/10/52	228	246,030
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	500	551,914
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.673%(c)	04/15/34	90	89,493
MF1 Ltd. (Cayman Islands),
Series 2019-FL02, Class AS, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.562%(c)	12/25/34	255	256,278
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL05, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.824%(c)	07/15/36	143	143,180
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A5
3.530%	06/15/50	200	220,728
Series 2018-H04, Class A4
4.310%	12/15/51	660	760,252
Series 2019-H07, Class A4
3.261%	07/15/52	161	175,773
PFP Ltd. (Cayman Islands),
Series 2021-07, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.475%(c)	04/14/38	100	100,402
Series 2021-07, Class C, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.725%(c)	04/14/38	100	100,313
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	281,303
Series 2018-C08, Class A4
3.983%	02/15/51	463	523,606
Series 2019-C16, Class A4
3.605%	04/15/52	200	222,367
Series 2019-C17, Class A4
2.921%	10/15/52	768	815,767
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	401	443,732
Series 2017-C42, Class A4
3.589%	12/15/50	510	566,231
Series 2018-C46, Class A4
4.152%	08/15/51	808	927,245
Series 2019-C53, Class A4
3.040%	10/15/52	250	270,106
Series 2020-C58, Class A4
2.092%	07/15/53	196	197,186

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,169,783)			11,529,606

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 8.1%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		346	$349,270
5.150%	05/01/30		98	116,135
5.705%	05/01/40		92	118,704
5.805%	05/01/50		89	120,087
TransDigm, Inc.,
Gtd. Notes, 144A
4.625%	01/15/29		549	550,690

				1,254,886

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		102	108,351
4.758%	09/06/49		164	177,483
4.906%	04/02/30		260	298,808
Camposol SA (Peru),
Gtd. Notes, 144A
6.000%	02/03/27		150	156,581

				741,223

Airlines — 0.0%
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
7.250%	06/15/26		200	196,067

Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.100%	01/17/24		200	220,270
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27		95	97,092
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28		135	133,654
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26		200	216,374
3.750%	05/13/30		200	224,238

				891,628

Banks — 1.4%
Banco Continental SAECA (Paraguay),
Sr. Unsec’d. Notes, 144A
2.750%	12/10/25		193	189,898
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23		175	183,635
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25		400	417,301
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31	(a)(oo)	200	207,740
Banco GNB Sudameris SA (Colombia),
Sub. Notes, 144A
7.500%(ff)	04/16/31		261	265,142

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Industrial SA (Guatemala),
Sub. Notes, 144A
4.875%(ff)	01/29/31		175	$182,610
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A, MTN
3.733%(ff)	09/25/34		316	327,832
Sub. Notes, EMTN
3.733%(ff)	09/25/34		200	207,489
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		200	206,231
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	05/13/25		200	222,942
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26		281	287,577
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24	(oo)	239	270,203
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		250	259,122
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31		483	493,837
2.676%(ff)	06/19/41		900	875,704
4.271%(ff)	07/23/29		200	229,848
Bank of China Ltd. (China),
Sub. Notes
5.000%	11/13/24		200	223,248
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		200	234,353
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25		200	220,650
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29		200	214,541
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31		500	516,902
Commercial Bank PSQC (The) (Qatar),
Jr. Sub. Notes
4.500%(ff)	03/03/26	(oo)	224	225,342
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25		250	271,152
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		250	257,591
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22		600	625,542
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	04/09/26	(oo)	258	284,162

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26	(oo)	200	$203,568
4.700%(ff)	03/09/31	(a)(oo)	341	353,823
Industrial & Commercial Bank of China Ltd. (China),
Sub. Notes
4.875%	09/21/25		300	336,147
Industrial & Commercial Bank of China Macau Ltd. (Macau),
Sub. Notes
2.875%(ff)	09/12/29		300	311,404
Ipoteka-Bank ATIB (Uzbekistan),
Sr. Unsec’d. Notes
5.500%	11/19/25		200	209,943
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30		461	483,369
3.509%(ff)	01/23/29		186	204,926
Sub. Notes
2.956%(ff)	05/13/31		242	254,340
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26	(oo)	270	274,190
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27		447	493,311
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	(a)	521	519,771
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		500	523,750
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26		700	727,111
National Bank of Uzbekistan (Uzbekistan),
Sr. Unsec’d. Notes
4.850%	10/21/25		261	273,399
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sub. Notes, 144A
1.832%(ff)	09/10/30		204	203,854
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30		280	294,807
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27		200	209,227
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23		41	42,631
9.625%	03/20/25		200	216,576
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30		524	526,803
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24		435	435,943

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31	(a)(oo)	477	$487,072
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
2.000%(ff)	10/14/31		298	298,153
Uzbek Industrial & Construction Bank ATB (Uzbekistan),
Sr. Unsec’d. Notes
5.750%	12/02/24		200	212,652
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41		207	212,265
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		464	480,320
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30		119	123,446

				16,813,395

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		234	286,995
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	(a)	360	438,979
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	(a)	326	340,005

				1,065,979

Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	07/11/31		215	217,987
7.375%	06/05/27		200	225,516
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Gtd. Notes
5.250%	06/23/24		200	205,336
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36		77	107,840
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, Series CB
2.500%	03/15/30		31	31,525
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29		200	273,945
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		240	229,620
4.375%	07/15/30		190	195,880
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		235	259,018

				1,746,667

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals — 0.3%
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29			165	$161,287
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
6.500%	05/15/26	(a)		240	242,913
Sr. Unsec’d. Notes
6.875%	06/15/25			200	203,656
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28			200	202,008
Gtd. Notes, EMTN
4.250%	11/03/26			200	222,568
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30			400	493,218
OCP SA (Morocco),
Sr. Unsec’d. Notes
6.875%	04/25/44			200	243,974
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31			400	404,761
5.125%	06/23/51			223	226,484
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26			256	264,839
5.500%	03/18/31	(a)		415	438,032
Synthos SA (Poland),
Sr. Sec’d. Notes, 144A
2.500%	06/07/28		EUR	218	256,862

					3,360,602

Commercial Services — 0.1%
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24			172	174,809
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37			100	149,319
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26			200	206,924
StoneCo Ltd. (Brazil),
Gtd. Notes, 144A
3.950%	06/16/28			281	280,981

					812,033

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
5.300%	10/01/29	(a)		489	589,773

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28			165	169,019

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale (cont’d.)
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	55	$57,815

			226,834

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	09/15/23	263	282,096
6.500%	07/15/25	300	351,758
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	189	201,507
4.250%	04/15/26	91	98,672
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26	160	158,603
2.750%	02/21/28	145	143,481
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24	200	212,062
CDBL Funding 1 (China),
Gtd. Notes
4.250%	12/02/24	200	217,219
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27	454	496,962
China Development Bank Financial Leasing Co. Ltd. (China),
Sub. Notes
2.875%(ff)	09/28/30	200	203,011
DAE Sukuk Difc Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.750%	02/15/26	200	211,830
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	204	204,617
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27	165	179,580
Sr. Unsec’d. Notes
2.100%	06/15/30	52	51,703
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes
3.875%	08/15/29	200	193,494
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	359	361,558
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23	200	205,743
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30	450	462,276
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46	150	193,990

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26			252	$261,915
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	03/13/24			326	326,971
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43			200	61,310
XP, Inc. (Brazil),
Gtd. Notes, 144A
3.250%	07/01/26			320	316,800

					5,397,158

Electric — 0.9%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36			374	382,133
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46			111	130,903
AES Gener SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79			400	426,971
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A
4.375%	05/31/30			299	313,032
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31			110	104,776
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
3.625%	02/04/25			200	206,972
Chile Electricity PEC SpA (Chile),
Sr. Sec’d. Notes
2.882%(s)	01/25/28			275	222,822
China Southern Power Grid International Finance BVI Co. Ltd. (China),
Gtd. Notes
4.250%	09/18/28			200	228,531
Cikarang Listrindo Tbk PT (Indonesia),
Sr. Unsec’d. Notes
4.950%	09/14/26			200	205,513
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	03/25/27			200	203,303
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28	(a)		515	540,295
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31			226	224,235
4.677%	02/09/51			213	205,702
ContourGlobal Power Holdings SA (Spain),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28		EUR	100	120,245

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35		200	$229,685
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		200	221,688
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	02/15/31		200	198,021
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		200	230,989
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		300	328,913
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27		400	417,461
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30		200	205,225
4.500%	01/29/25		400	436,808
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		200	223,046
Sr. Unsec’d. Notes
7.125%	02/11/25		400	423,589
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	68,620
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47		139	166,789
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48		200	205,077
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27		200	207,340
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		248	251,724
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29		250	250,653
National Central Cooling Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
2.500%	10/21/27		200	198,979
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27		95	102,937
Oryx Funding Ltd. (Oman),
Gtd. Notes, 144A
5.800%	02/03/31		200	211,357
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28		152	152,679
3.300%	08/01/40	(a)	469	426,524

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49		200	$217,797
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India),
Sr. Sec’d. Notes, 144A
4.500%	07/14/28		250	254,555
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes, 144A
4.850%	10/14/38		200	220,172
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33		177	203,140
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
3.500%	05/04/27		675	742,894
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29	(a)	370	395,308
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		222	228,686
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29		300	325,391
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23		200	214,128

				11,475,608

Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29		200	203,137
5.000%	10/01/25		330	367,536

				570,673

Energy-Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24		210	232,504
Azure Power Energy Ltd. (India),
Sr. Sec’d. Notes
5.500%	11/03/22		400	406,158
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Spain),
Sr. Sec’d. Notes, 144A
5.375%	12/30/30		223	222,448
FS Luxembourg Sarl (Brazil),
Sr. Sec’d. Notes, 144A
10.000%	12/15/25		200	223,803
Greenko Dutch BV (India),
Gtd. Notes, 144A
3.850%	03/29/26		200	205,247

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Energy-Alternate Sources (cont’d.)
Investment Energy Resources Ltd. (Guatemala),
Sr. Sec’d. Notes, 144A
6.250%	04/26/29		217	$234,775

				1,524,935

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36		200	214,960
6.000%	11/18/48		296	322,356
Cliffton Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	10/25/25		288	283,744
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes
6.450%	06/04/29		200	202,556
Hacienda Investments Ltd. Via DME Airport DAC (Russia),
Gtd. Notes, 144A
5.350%	02/08/28		200	209,161

				1,232,777

Entertainment — 0.1%
Genm Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31		307	306,995
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		300	302,924
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/31		160	151,934

				761,853

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28		100	104,548

Foods — 0.1%
Aragvi Finance International DAC (Moldova),
Sr. Sec’d. Notes, 144A
8.450%	04/29/26		200	208,602
Grupo Bimbo SAB de CV (Mexico),
Jr. Sub. Notes
5.950%(ff)	04/17/23	(oo)	200	210,839
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes
5.750%	07/07/27		268	279,931
JBS Finance Luxembourg Sarl,
Gtd. Notes, 144A
3.625%	01/15/32		225	224,616
JBS USA Food Co.,
Gtd. Notes, 144A
5.750%	01/15/28		200	212,500
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
6.500%	04/15/29		180	202,963

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		300	$333,145

				1,672,596

Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		641	687,161
ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A
3.375%	05/12/26		328	334,454
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23		400	412,908
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	145,870
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		377	417,379

				1,997,772

Healthcare-Products — 0.1%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30		200	204,401
2.750%	09/23/26		200	211,723
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29	(a)	474	539,422

				955,546

Healthcare-Services — 0.1%
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31		215	223,389
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		105	108,043
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28		305	361,761
Sr. Sec’d. Notes
4.125%	06/15/29		93	104,874
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45		82	98,506
Rede D’or Finance Sarl (Brazil),
Gtd. Notes
4.500%	01/22/30		200	204,915
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28		166	193,639
Sr. Sec’d. Notes
5.750%	11/15/38		62	74,820

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Tower Health,
Sec’d. Notes, Series 2020
4.451%	02/01/50		151	$129,414

				1,499,361

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		138	151,978
4.700%	07/10/35		83	100,518
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	(a)	431	485,041
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
4.850%	04/17/28		100	115,031
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		128	133,637
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29		120	126,425
3.600%	08/19/49		75	82,463
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48		137	169,446

				1,364,539

Internet — 0.2%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.075%	04/07/25		200	211,799
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25		189	206,726
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28		200	231,994
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.375%	01/14/30		200	213,618
Meituan (China),
Sr. Unsec’d. Notes, 144A
2.125%	10/28/25	(a)	200	198,660
3.050%	10/28/30	(a)	243	239,541
MercadoLibre, Inc. (Argentina),
Gtd. Notes
2.375%	01/14/26	(a)	200	201,350
3.125%	01/14/31	(a)	277	272,186
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	213,762
3.832%	02/08/51		200	185,609
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		200	192,511
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		200	218,628

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.375%	07/08/30		251	$258,044

				2,844,428

Investment Companies — 0.0%
PTT Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, EMTN
3.700%	07/16/70	(a)	200	203,463

Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		280	276,576
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		62	65,911
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		85	98,148
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		229	263,684
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		173	183,931
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		91	92,476
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27		200	204,823
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		200	209,037

				1,394,586

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28		123	125,353

Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27		189	209,574
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28		400	464,612

				674,186

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		105	109,527
5.000%	02/01/28		240	251,823
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		100	113,388
6.484%	10/23/45		200	276,042

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37			150	$228,566
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30			200	199,327
4.500%	11/15/31			240	241,598
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50			256	299,627
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	(a)		195	201,250
5.500%	07/01/29			185	201,556
VTR Finance NV (Chile),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/28			200	212,963

					2,335,667

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.250%	03/17/28			200	202,081
2.875%	03/17/31			200	204,682
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes
7.500%	04/01/25			200	207,537
Gtd. Notes, 144A
6.875%	10/15/27			286	311,361
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31			231	234,756
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26			180	187,405

					1,347,822

Multi-National — 0.0%
Banque Ouest Africaine de Developpement (Supranational Bank),
Sr. Unsec’d. Notes, 144A
2.750%	01/22/33		EUR	100	124,055
4.700%	10/22/31			200	216,746

					340,801

Oil & Gas — 1.1%
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51			110	124,254
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.750%	12/06/21			200	203,242
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26			504	516,415
5.375%	03/30/28			303	311,248

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29			259	$295,406
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23			200	213,658
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40			100	119,664
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48			200	265,179
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25			193	211,879
6.500%	06/30/27			140	155,890
6.750%	06/30/30			426	480,290
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	(a)		433	512,970
Medco Bell Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.375%	01/30/27			254	262,276
MOL Hungarian Oil & Gas PLC (Hungary),
Sr. Unsec’d. Notes
1.500%	10/08/27		EUR	101	124,815
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.500%	06/10/51			282	282,042
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28			248	243,990
5.950%	01/28/31	(a)		523	507,478
6.490%	01/23/27			81	85,382
6.500%	03/13/27			175	184,543
6.500%	01/23/29			200	205,330
6.500%	06/02/41			295	264,712
6.840%	01/23/30			225	231,884
6.950%	01/28/60			185	163,822
7.690%	01/23/50			681	655,463
Gtd. Notes, MTN
6.750%	09/21/47			582	513,703
6.875%	08/04/26			81	88,475
Sr. Unsec’d. Notes, 144A
6.875%	10/16/25			264	291,958
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30			200	218,758
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26			400	402,585
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31			244	241,406
3.300%	07/12/51			200	200,000
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
1.602%	06/17/26			200	199,469

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
3.500%	11/24/70			233	$226,149
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30			200	196,432
3.500%	11/24/70			200	194,120
Sr. Unsec’d. Notes, EMTN
4.250%	04/16/39			200	224,151
SierraCol Energy Andina LLC (Colombia),
Gtd. Notes, 144A
6.000%	06/15/28			384	389,696
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24			300	327,970
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30			1,150	1,449,576
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30			271	275,877
4.000%	08/15/26			600	652,078
Sr. Sec’d. Notes, 144A
3.250%	08/15/30			350	356,298

					13,070,533

Oil & Gas Services — 0.0%
Guara Norte Sarl (Brazil),
Sr. Sec’d. Notes, 144A
5.198%	06/15/34			196	204,834
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	(a)		150	155,909
5.000%	11/15/45			23	28,083

					388,826

Packaging & Containers — 0.1%
CANPACK SA/Eastern PA Land Investment Holding LLC (Poland),
Gtd. Notes, 144A
2.375%	11/01/27		EUR	200	242,503
3.125%	11/01/25			200	203,611
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26			305	316,476

					762,590

Pharmaceuticals — 0.0%
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30			215	219,523

Pipelines — 0.5%
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	(a)		604	649,335
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26			189	213,293

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
1.750%	09/30/27		545	$550,440
2.160%	03/31/34		410	403,110
2.625%	03/31/36		349	342,669
2.940%	09/30/40		300	297,073
3.250%	09/30/40	(a)	459	456,449
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44		186	232,469
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48		134	164,362
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30		300	258,394
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		64	67,499
3.800%	09/15/30	(a)	484	518,329
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		184	207,832
4.500%	05/15/30		173	199,606
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26		400	478,599
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26		260	311,089
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26		282	306,585
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26	(a)	151	158,431

				5,815,564

Real Estate — 0.1%
Seazen Group Ltd. (China),
Sr. Sec’d. Notes
4.450%	07/13/25		213	211,126
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.500%	02/01/24		200	204,783
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25		220	223,155

				639,064

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30		1,000	983,765
3.100%	06/15/50		253	247,371
3.550%	07/15/27		189	207,512
3.800%	08/15/29		21	23,422

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
2.550%	04/01/32		399	$401,242
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		116	130,063
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25		263	264,818
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27		500	506,160
2.150%	07/15/30		488	484,769
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		188	211,788
5.375%	11/01/23		52	56,742
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31	(a)	525	531,777
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	(a)	379	401,888
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27	(a)	564	580,330
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29		220	212,456
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		215	221,774

				5,465,877

Retail — 0.1%
Grupo Axo SAPI de CV (Mexico),
Gtd. Notes, 144A
5.750%	06/08/26		200	200,727
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		295	296,123
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30		98	112,172

				609,022

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		147	162,467
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30		462	518,443
4.750%	04/15/29		73	84,919
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		163	172,519

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25		20	$21,086

				959,434

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30		286	296,086
3.500%	07/01/29		70	77,057
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		500	492,990
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		300	318,221

				1,184,354

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53		98	98,286
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		240	242,878
PPF Telecom Group BV (Netherlands),
Sr. Sec’d. Notes, EMTN
3.250%	09/29/27		EUR 199	253,804
Switch Ltd.,
Gtd. Notes, 144A
4.125%	06/15/29		180	184,526
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes
5.875%	04/15/27		200	210,601
T-Mobile USA, Inc.,
Gtd. Notes
2.875%	02/15/31		87	86,282
Sr. Sec’d. Notes
2.550%	02/15/31		431	435,912
4.375%	04/15/40		34	39,852
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28		83	84,758
2.550%	03/21/31		157	160,634
4.272%	01/15/36		500	596,367
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28		200	209,225

				2,603,125

Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		200	244,608
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31	(a)	780	757,798

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Sr. Unsec’d. Notes, EMTN
2.800%	02/10/31	200	$194,307
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	374	414,384
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	200	210,146

			1,821,243

Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
3.375%	03/20/28	200	205,263

Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	206,953

TOTAL CORPORATE BONDS (cost $95,638,064)			99,474,130

MUNICIPAL BONDS — 0.1%
Florida — 0.1%
Escambia Cnty. Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	30,907
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	389,845

			420,752

Illinois — 0.0%
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	95,123

New Jersey — 0.0%
New Jersey Economic Development Authority,
Revenue Bonds, Series A
7.425%	02/15/29	176	226,774

Puerto Rico — 0.0%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth,
Taxable, Revenue Bonds, Series B
9.120%	06/01/22	100	102,269

TOTAL MUNICIPAL BONDS (cost $822,240)			844,918

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40	5	5,239
Series 2014-10, Class KM
3.500%	09/25/43	17	17,605
Series 2014-35, Class CA
3.500%	06/25/44	8	8,610

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-33, Class LB
3.000%	05/25/39		16	$17,166
Freddie Mac REMICS,
Series 4533, Class GA
3.000%	06/15/28		31	31,368
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41		5	5,389
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		9	10,141
Series 2019-03, Class MA
3.500%	10/25/58		13	13,656
Series 2019-03, Class MV
3.500%	10/25/58		9	10,232
Series 2019-04, Class MA
3.000%	02/25/59		15	15,566
Series 2019-04, Class MV
3.000%	02/25/59		9	10,125

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $140,076)				145,097

SOVEREIGN BONDS — 4.5%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		200	208,705
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		200	205,260
9.125%	11/26/49		200	204,698
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/35		256	81,003
0.125%(cc)	01/09/38		420	158,172
0.125%(cc)	07/09/41		650	231,982
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
8.950%	10/15/32		240	270,983
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	218,254
6.875%	01/19/52	EUR	100	123,464
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		241	241,031
3.375%	08/20/50		203	206,880
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
5.000%	10/01/28	CLP	150,000	212,391
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/23	BRL	561	117,002
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.750%	09/12/31		200	197,828
3.875%	06/12/30		200	201,768
4.500%	05/30/29		300	320,914

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.750%	01/14/50	(a)		465	$454,968
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32			284	277,889
4.500%	01/28/26			400	436,777
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31			200	212,233
7.000%	04/04/44			600	619,459
7.158%	03/12/45			525	547,014
Croatia Government International Bond (Croatia),
Unsec’d. Notes
1.750%	03/04/41		EUR	219	262,993
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25			200	220,002
5.875%	01/30/60	(a)		900	899,279
5.950%	01/25/27			200	225,115
6.400%	06/05/49			450	485,271
6.500%	02/15/48			200	218,428
7.450%	04/30/44			100	120,487
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30			559	569,958
4.875%	09/23/32			484	500,125
5.300%	01/21/41			173	172,764
5.875%	01/30/60			514	513,588
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
0.500%(cc)	07/31/30			141	120,947
0.500%(cc)	07/31/35			863	591,475
0.500%(cc)	07/31/40			759	469,776
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/35			577	395,316
0.500%(cc)	07/31/40			363	224,799
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28			500	528,891
8.700%	03/01/49			400	422,555
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50			400	430,821
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31		EUR	100	123,495
7.053%	01/15/32			600	614,664
7.500%	02/16/61			271	254,118
7.600%	03/01/29			200	219,540
8.500%	01/31/47			750	782,257
Sr. Unsec’d. Notes, EMTN
7.053%	01/15/32			200	204,888
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35			128	117,742
8.250%	04/10/32			184	174,896
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50			200	171,409
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.875%	02/01/28			420	454,578

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31	(a)		372	$345,836
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23			250	261,082
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30			270	340,737
Sr. Unsec’d. Notes
7.875%	02/11/35			800	787,121
8.750%	03/11/61			200	191,792
Sr. Unsec’d. Notes, 144A
8.625%	04/07/34			200	206,165
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28			400	449,364
4.900%	06/01/30			250	280,523
6.125%	06/01/50			200	243,651
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30			200	224,418
5.375%	04/24/32			200	231,474
6.125%	06/01/50			200	243,651
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35		EUR	119	149,692
India Government Bond (India),
Bonds
7.170%	01/08/28		INR	10,580	149,099
7.270%	04/08/26		INR	14,490	205,695
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33		EUR	171	198,201
3.400%	09/18/29			200	216,362
4.350%	01/11/48			409	464,224
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25			200	220,986
4.750%	01/08/26			200	228,402
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32		EUR	100	118,447
5.250%	03/22/30		EUR	250	309,534
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32		EUR	285	337,574
6.625%	03/22/48		EUR	101	125,649
6.875%	10/17/40		EUR	402	520,764
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45			400	558,570
8.000%	03/15/39			299	418,196
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30			370	385,452
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24			200	219,936
7.000%	05/22/27			200	219,410
8.250%	02/28/48			400	440,044
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32			400	449,569

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Malaysia Government Bond (Malaysia),
Bonds, Series 314
4.048%	09/30/21		MYR	702	$170,036
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.450%	10/25/33		EUR	126	142,603
4.500%	01/31/50			200	212,820
Sr. Unsec’d. Notes, EMTN
3.750%	04/19/71			273	249,997
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
1.500%	11/27/31		EUR	100	111,471
2.000%	09/30/30		EUR	221	259,443
4.250%	12/11/22			200	210,007
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32			456	439,754
4.000%	12/15/50			200	185,391
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38			620	634,904
7.875%	02/16/32			400	430,575
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25			220	248,199
North Macedonia Government International Bond (Macedonia),
Sr. Unsec’d. Notes, 144A
1.625%	03/10/28		EUR	268	313,274
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48			300	298,445
Sr. Unsec’d. Notes, 144A
6.250%	01/25/31			221	237,417
7.000%	01/25/51			400	406,946
Sr. Unsec’d. Notes, EMTN
6.000%	08/01/29			400	425,031
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A, MTN
6.000%	04/08/26			200	202,762
8.875%	04/08/51			200	211,933
Panama Bonos del Tesoro (Panama),
Sr. Unsec’d. Notes
3.362%	06/30/31			271	270,407
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes
3.750%	04/17/26			158	169,491
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26			200	227,616
5.600%	03/13/48			200	235,066
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31			600	689,801
5.400%	03/30/50			400	467,375
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, 144A
2.800%	06/23/30	(a)		231	236,677
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
1.200%	04/28/33		EUR	423	501,546
1.750%	04/28/41		EUR	340	399,224

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23			150	$140,084
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.750%	04/16/30			300	339,545
4.500%	04/23/28			300	354,153
Sr. Unsec’d. Notes, 144A
3.750%	04/16/30			200	226,363
4.400%	04/16/50			550	669,616
4.817%	03/14/49			300	385,986
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30		ZAR	872	57,908
Sr. Unsec’d. Notes, Series 2032
8.250%	03/31/32		ZAR	3,522	225,044
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35		ZAR	1,832	116,353
Sr. Unsec’d. Notes, Series R186
10.500%	12/21/26		ZAR	1,400	111,400
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28			400	413,116
4.850%	09/30/29			200	212,210
5.750%	09/30/49	(a)		600	612,939
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
3.700%	11/25/30			246	245,220
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30		EUR	72	98,845
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32		EUR	302	362,131
2.500%	02/08/30		EUR	87	110,833
2.875%	03/11/29		EUR	71	93,238
3.375%	02/08/38		EUR	130	168,948
Unsec’d. Notes, 144A
2.000%	04/14/33		EUR	193	227,755
2.625%	12/02/40		EUR	200	235,676
2.750%	04/14/41		EUR	184	217,067
Unsec’d. Notes, 144A, MTN
2.124%	07/16/31		EUR	261	319,633
Unsec’d. Notes, EMTN
2.124%	07/16/31		EUR	136	166,552
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27			600	669,654
4.750%	05/27/26			800	908,710
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35			400	475,167
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33	(a)		434	421,566
Sr. Unsec’d. Notes, EMTN
4.500%	04/17/30			430	505,996
4.500%	10/26/46			450	526,780

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33			440	$463,236
6.750%	03/13/48			200	201,731
Sr. Unsec’d. Notes, 144A
5.375%	06/08/37		EUR	110	128,621
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33		EUR	160	186,007
3.125%	05/15/27		EUR	431	568,611
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27			350	220,837
7.550%	03/28/30			200	127,364
7.850%	03/14/29			200	127,164
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24			200	138,023
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25			400	392,354
4.250%	04/14/26			300	288,045
5.125%	02/17/28			300	291,197
5.250%	03/13/30			300	284,446
5.950%	01/15/31			400	391,582
6.375%	10/14/25			267	279,462
6.875%	03/17/36			197	198,775
Turkiye Ihracat Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes
5.375%	10/24/23			200	205,571
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
1.258%(cc)	05/31/40			771	914,809
7.253%	03/15/33			400	416,054
7.375%	09/25/32			600	630,037
7.750%	09/01/23			250	269,399
7.750%	09/01/24			300	327,419
7.750%	09/01/25			465	508,988
7.750%	09/01/26			397	438,100
7.750%	09/01/27			550	604,906
Sr. Unsec’d. Notes, 144A
6.876%	05/21/29	(a)		420	435,702
7.253%	03/15/33			466	484,702
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40		UYU	8,032	212,658
4.375%	01/23/31			172	200,490
4.975%	04/20/55			662	855,732
5.100%	06/18/50			39	51,081
8.250%	05/21/31		UYU	9,274	216,564
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24			546	607,418

TOTAL SOVEREIGN BONDS (cost $53,607,340)					55,854,256

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Mortgage Corp.
2.500%	08/01/40			69	72,458

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	11/01/42	107	$113,993
3.000%	11/01/46	276	289,564
3.000%	12/01/46	92	96,911
3.000%	02/01/50	41	43,068
3.000%	06/01/50	39	41,394
3.500%	04/01/32	70	75,458
3.500%	08/01/32	133	142,064
3.500%	07/01/42	24	25,301
3.500%	08/01/46	137	146,736
3.500%	05/01/49	12	12,732
4.000%	01/01/40	256	281,468
4.500%	08/01/46	64	69,735
Federal National Mortgage Assoc.
1.500%	TBA	200	202,149
1.500%	TBA	250	253,013
2.000%	TBA	300	309,428
2.000%	TBA	400	411,985
2.000%	TBA	1,425	1,438,805
2.000%	TBA	2,450	2,468,949
2.000%	01/01/51	15	15,600
2.000%	02/01/51	25	25,105
2.500%	TBA	675	703,872
2.500%	TBA	900	929,109
2.500%	TBA	1,100	1,137,727
2.500%	07/01/40	46	48,020
2.500%	11/01/46	25	25,565
2.500%	02/01/50	18	18,705
2.500%	02/01/50	37	38,747
2.500%	07/01/50	25	26,186
2.500%	07/01/50	46	47,934
3.000%	TBA	150	157,590
3.000%	TBA	600	625,020
3.000%	TBA	725	755,713
3.000%	11/01/28	8	8,792
3.000%	09/01/32	130	136,582
3.000%	08/01/33	36	38,043
3.000%	11/01/46	128	134,933
3.500%	TBA	751	790,369
3.500%	03/01/42	159	172,732
3.500%	03/01/46	7	7,916
3.500%	04/01/46	88	94,259
3.500%	06/01/46	208	222,544
3.500%	12/01/47	35	38,349
3.500%	05/01/49	36	39,097
4.000%	TBA	450	479,180
4.000%	06/01/39	298	326,216
4.000%	03/01/45	167	185,998
4.000%	02/01/46	67	72,700
4.000%	04/01/46	66	71,896
5.000%	11/01/33	49	56,369
5.000%	06/01/40	56	63,602
5.000%	10/01/41	89	100,981
Government National Mortgage Assoc.
2.000%	TBA	275	280,070
2.500%	TBA	625	646,777
2.500%	06/20/51	200	207,460
2.500%	07/20/51	150	155,421
3.000%	TBA	675	704,281

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	06/20/46		125	$132,129
3.000%	09/20/47		22	23,285
3.000%	06/20/51		125	131,299
3.500%	TBA		800	839,797
3.500%	01/15/42		105	113,292
3.500%	04/20/46		56	59,054
3.500%	05/20/46		143	152,076
4.000%	TBA		475	501,589
4.500%	04/20/49		72	76,611
5.000%	06/20/48		42	45,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,002,433)				18,159,139

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds
1.125%	08/15/40		500	430,156
1.375%	11/15/40	(a)	1,450	1,302,508
2.375%	11/15/49		3,000	3,193,594
2.500%	02/15/46		850	920,523
3.500%	02/15/39		496	619,690
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23		1,351	1,411,492
0.125%	07/15/24		2,024	2,177,128
0.375%	07/15/27		388	432,440
0.625%	01/15/26		787	874,131
0.750%	02/15/42		524	637,089
1.000%	02/15/48		300	399,696
1.375%	02/15/44		189	260,569
1.750%	01/15/28		405	489,954
2.125%	02/15/40		173	257,545
2.500%	01/15/29	(k)	1,177	1,515,955
U.S. Treasury Notes
0.125%	12/31/22		5,500	5,496,133
0.375%	12/31/25		2,000	1,961,875
1.375%	01/31/22	(k)	4,400	4,433,688
1.375%	01/31/25	(a)(k)	8,100	8,323,383

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,123,150)				35,137,549

TOTAL LONG-TERM INVESTMENTS (cost $838,742,647)				1,091,350,645

			Shares
SHORT-TERM INVESTMENTS — 19.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)			155,728,230	155,728,230

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $80,262,408; includes $80,257,845 of cash collateral for securities on loan)(b)(wa)	80,306,240	$80,258,056

TOTAL SHORT-TERM INVESTMENTS (cost $235,990,638)		235,986,286

TOTAL INVESTMENTS—107.4% (cost $1,074,733,285)		1,327,336,931
Liabilities in excess of other assets(z) — (7.4)%		(91,925,137)

NET ASSETS — 100.0%		$1,235,411,794

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(3,518) and (0.0)% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,318,527; cash collateral of $80,257,845 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Unfunded commitment with a SPAC outstanding at June 30, 2021:

Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Dragoneer Growth Opportunities Corp.^	3,396	$33,960	$30,442	$(3,518)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
19	2 Year U.S.Treasury Notes	Sep. 2021	$4,186,086	$(7,433)
36	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	6,936,750	273,116
418	Mini MSCI EAFE Index	Sep. 2021	48,155,690	(1,282,416)
358	S&P 500 E-Mini Index	Sep. 2021	76,765,940	928,828

				(87,905)

Short Position:
55	10 Year U.S. Ultra Treasury Notes	Sep. 2021	8,096,172	(109,184)

				$(197,089)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/03/21	Barclays Bank PLC	BRL	497	$97,451	$99,558	$2,107	$—
Expiring 08/03/21	Goldman Sachs International	BRL	586	115,266	117,386	2,120	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	BRL	1,224	232,868	245,189	12,321	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	853	168,864	170,871	2,007	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	608	120,398	121,793	1,395	—
Chinese Renminbi,
Expiring 07/16/21	HSBC Bank PLC	CNH	2,932	445,593	452,774	7,181	—
Colombian Peso,
Expiring 07/08/21	Goldman Sachs International	COP	427,243	117,027	113,798	—	(3,229)
Expiring 07/08/21	Goldman Sachs International	COP	133,518	36,572	35,563	—	(1,009)
Euro,
Expiring 07/16/21	Barclays Bank PLC	EUR	86	104,730	102,009	—	(2,721)
Expiring 07/16/21	Goldman Sachs International	EUR	33	40,316	39,143	—	(1,173)
Expiring 07/16/21	HSBC Bank PLC	EUR	127	153,759	150,641	—	(3,118)
Expiring 07/16/21	HSBC Bank PLC	EUR	8	9,680	9,489	—	(191)
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	EUR	199	239,689	236,213	—	(3,476)
Expiring 07/16/21	Merrill Lynch International	EUR	163	196,520	193,343	—	(3,177)
Expiring 07/16/21	Merrill Lynch International	EUR	131	157,646	155,385	—	(2,261)
Expiring 07/16/21	Merrill Lynch International	EUR	42	51,145	49,818	—	(1,327)
Hungarian Forint,
Expiring 07/16/21	BNP Paribas S.A.	HUF	33,794	115,494	114,014	—	(1,480)
Expiring 07/16/21	BNP Paribas S.A.	HUF	5,542	19,525	18,697	—	(828)
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	HUF	29,738	104,748	100,330	—	(4,418)
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	HUF	14,103	49,691	47,581	—	(2,110)
Indian Rupee,
Expiring 07/26/21	Goldman Sachs International	INR	8,440	114,866	113,166	—	(1,700)
Indonesian Rupiah,
Expiring 09/22/21	Barclays Bank PLC	IDR	2,289,120	156,073	155,584	—	(489)
Mexican Peso,
Expiring 07/16/21	Barclays Bank PLC	MXN	2,283	115,440	114,302	—	(1,138)
Expiring 07/16/21	Goldman Sachs International	MXN	1,838	91,445	92,023	578	—
Expiring 07/16/21	Goldman Sachs International	MXN	1,605	80,855	80,357	—	(498)

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/16/21	Goldman Sachs International	MXN	1,284	$64,178	$64,286	$108	$—
Expiring 07/16/21	Goldman Sachs International	MXN	1,164	58,676	58,278	—	(398)
Expiring 07/16/21	Goldman Sachs International	MXN	1,068	53,689	53,471	—	(218)
Expiring 07/16/21	HSBC Bank PLC	MXN	4,525	225,595	226,552	957	—
Expiring 07/16/21	HSBC Bank PLC	MXN	562	28,253	28,136	—	(117)
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	MXN	1,604	79,875	80,307	432	—
Russian Ruble,
Expiring 07/30/21	Goldman Sachs International	RUB	12,451	171,928	169,367	—	(2,561)
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	RUB	16,886	223,878	229,695	5,817	—
Expiring 07/30/21	Merrill Lynch International	RUB	12,562	172,602	170,875	—	(1,727)
South African Rand,
Expiring 07/16/21	Citibank, N.A.	ZAR	2,051	150,294	143,342	—	(6,952)
South Korean Won,
Expiring 08/25/21	Goldman Sachs International	KRW	257,682	229,049	227,981	—	(1,068)

				$4,593,678	$4,581,317	35,023	(47,384)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Chinese Renminbi,
Expiring 07/16/21	HSBC Bank PLC	CNH	1,467	$227,156	$226,541	$615	$—
Expiring 07/16/21	HSBC Bank PLC	CNH	719	110,741	111,030	—	(289)
Colombian Peso,
Expiring 07/08/21	Barclays Bank PLC	COP	340,719	88,018	90,751	—	(2,733)
Expiring 07/08/21	Goldman Sachs International	COP	220,041	57,384	58,608	—	(1,224)
Euro,
Expiring 07/16/21	BNP Paribas S.A.	EUR	16	19,492	18,979	513	—
Expiring 07/16/21	Goldman Sachs International	EUR	107	127,901	126,918	983	—
Expiring 07/16/21	HSBC Bank PLC	EUR	143	174,022	169,161	4,861	—
Expiring 07/16/21	HSBC Bank PLC	EUR	93	113,518	110,814	2,704	—
Expiring 07/16/21	HSBC Bank PLC	EUR	78	92,631	92,520	111	—
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	EUR	6,257	7,470,663	7,421,357	49,306	—
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	EUR	218	266,024	258,580	7,444	—
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	EUR	85	103,540	100,822	2,718	—
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	EUR	81	96,840	96,078	762	—
Expiring 07/16/21	JPMorgan Chase Bank, N.A.	EUR	41	49,949	48,632	1,317	—
Expiring 07/16/21	Merrill Lynch International	EUR	141	172,245	167,087	5,158	—
Expiring 07/16/21	Morgan Stanley & Co. International PLC	EUR	110	133,858	130,476	3,382	—
Expiring 07/16/21	State Street Bank & Trust Company	EUR	758	914,102	898,529	15,573	—
Expiring 07/16/21	State Street Bank & Trust Company	EUR	110	132,237	130,476	1,761	—
Hungarian Forint,
Expiring 07/16/21	Merrill Lynch International	HUF	15,528	52,014	52,388	—	(374)
Indian Rupee,
Expiring 07/26/21	Barclays Bank PLC	INR	9,661	131,326	129,537	1,789	—
Expiring 07/26/21	Goldman Sachs International	INR	8,669	116,161	116,236	—	(75)
Indonesian Rupiah,
Expiring 09/22/21	JPMorgan Chase Bank, N.A.	IDR	2,205,042	150,320	149,870	450	—
Mexican Peso,
Expiring 07/16/21	Goldman Sachs International	MXN	1,719	83,883	86,065	—	(2,182)
Expiring 07/16/21	Morgan Stanley & Co. International PLC	MXN	1,618	78,231	81,008	—	(2,777)
Expiring 07/16/21	Morgan Stanley & Co. International PLC	MXN	118	5,813	5,894	—	(81)
Expiring 07/16/21	State Street Bank & Trust Company	MXN	2,698	131,578	135,080	—	(3,502)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 07/30/21	Goldman Sachs International	RUB	4,168	$56,131	$56,696	$—	$(565)
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	RUB	12,717	168,605	172,986	—	(4,381)
South African Rand,
Expiring 07/16/21	Goldman Sachs International	ZAR	762	54,522	53,255	1,267	—
Expiring 07/16/21	HSBC Bank PLC	ZAR	4,795	327,581	335,123	—	(7,542)
Expiring 07/16/21	State Street Bank & Trust Company	ZAR	2,467	173,199	172,438	761	—
South Korean Won,
Expiring 08/25/21	Morgan Stanley & Co. International PLC	KRW	64,253	56,744	56,847	—	(103)

				$11,936,429	$11,860,782	101,475	(25,828)

						$136,498	$(73,212)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Bank of America	$—	$155,179
Goldman Sachs & Co. LLC	—	9,525,661

Total	$—	$9,680,840

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$651,661,002	$209,507,629	$—
Warrants	34,000	—	—
Asset-Backed Securities
Automobiles	—	567,844	—
Collateralized Loan Obligations	—	6,488,404	—
Other	—	1,851,314	—
Small Business Loan	—	95,757	—
Commercial Mortgage-Backed Securities	—	11,529,606	—
Corporate Bonds	—	99,474,130	—
Municipal Bonds	—	844,918	—
Residential Mortgage-Backed Securities	—	145,097	—
Sovereign Bonds	—	55,854,256	—
U.S. Government Agency Obligations	—	18,159,139	—
U.S. Treasury Obligations	—	35,137,549	—

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$235,986,286	$—	$—

Total	$887,681,288	$439,655,643	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,201,944	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	136,498	—

Total	$1,201,944	$136,498	$—

Liabilities
Futures Contracts	$(1,399,033)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(73,212)	—
Unfunded commitment with a SPAC	—	—	(3,518)

Total	$(1,399,033)	$(73,212)	$(3,518)

*

Other financial instruments are derivative instruments, with the exception of unfunded commitments with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and unfunded commitments with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (6.5% represents investments purchased with collateral from securities on loan)	19.1%
Equity Real Estate Investment Trusts (REITs)	5.5
Software	5.0
Banks	4.7
Sovereign Bonds	4.5
IT Services	3.3
Insurance	3.0
Chemicals	2.9
Capital Markets	2.9
U.S. Treasury Obligations	2.8
Interactive Media & Services	2.6
Health Care Equipment & Supplies	2.6
Semiconductors & Semiconductor Equipment	2.6
Pharmaceuticals	2.2
Professional Services	2.1
Life Sciences Tools & Services	2.0
Internet & Direct Marketing Retail	1.7
Machinery	1.6
U.S. Government Agency Obligations	1.5
Oil, Gas & Consumable Fuels	1.4
Electrical Equipment	1.4
Building Products	1.3
Food Products	1.3
Entertainment	1.3
Real Estate Management & Development	1.2
Hotels, Restaurants & Leisure	1.2
Textiles, Apparel & Luxury Goods	1.2
Electric Utilities	1.1
Oil & Gas	1.1
Health Care Providers & Services	1.0

Commercial Mortgage-Backed Securities	0.9%
Electric	0.9
Media	0.9
Aerospace & Defense	0.9
Specialty Retail	0.9
Beverages	0.9
Technology Hardware, Storage & Peripherals	0.7
Commercial Services & Supplies	0.7
Diversified Financial Services	0.6
Industrial Conglomerates	0.6
Electronic Equipment, Instruments & Components	0.6
Household Products	0.6
Multi-Utilities	0.6
Road & Rail	0.5
Collateralized Loan Obligations	0.5
Auto Components	0.5
Pipelines	0.5
Diversified Telecommunication Services	0.5
Biotechnology	0.5
Real Estate Investment Trusts (REITs)	0.4
Containers & Packaging	0.4
Consumer Finance	0.4
Construction Materials	0.3
Wireless Telecommunication Services	0.3
Distributors	0.3
Leisure Products	0.3
Diversified Consumer Services	0.3
Tobacco	0.3
Metals & Mining	0.3
Household Durables	0.3
Food & Staples Retailing	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Personal Products	0.3%
Internet	0.2
Telecommunications	0.2
Gas Utilities	0.2
Airlines	0.2
Multiline Retail	0.2
Trading Companies & Distributors	0.2
Gas	0.2
Other	0.2
Transportation	0.1
Building Materials	0.1
Automobiles	0.1
Foods	0.1
Energy-Alternate Sources	0.1
Healthcare-Services	0.1
Lodging	0.1
Construction & Engineering	0.1
Mining	0.1
Communications Equipment	0.1
Engineering & Construction	0.1
Energy Equipment & Services	0.1
Semiconductors	0.1
Healthcare-Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Auto Manufacturers	0.1
Thrifts & Mortgage Finance	0.1
Municipal Bonds	0.1
Commercial Services	0.1

Packaging & Containers	0.1%
Mortgage Real Estate Investment Trusts (REITs)	0.1
Agriculture	0.1
Health Care Technology	0.1
Machinery-Diversified	0.1
Real Estate	0.1
Retail	0.1
Computers	0.1
Electronics	0.0	*
Oil & Gas Services	0.0	*
Multi-National	0.0	*
Transportation Infrastructure	0.0	*
Paper & Forest Products	0.0	*
Distribution/Wholesale	0.0	*
Water	0.0	*
Trucking & Leasing	0.0	*
Investment Companies	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Machinery-Construction & Mining	0.0	*
Food Service	0.0	*
Small Business Loan	0.0	*

	107.4
Liabilities in excess of other assets	(7.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$928,828	*	Due from/to broker-variation margin futures	$1,282,416	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	136,498		Unrealized depreciation on OTC forward foreign currency exchange contracts	73,212
Interest rate contracts	Due from/to broker-variation margin futures	273,116	*	Due from/to broker-variation margin futures	116,617	*

		$1,338,442			$1,472,245

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$17,280,161	$—
Foreign exchange contracts	—	14,527
Interest rate contracts	(37,466)	—

Total	$17,242,695	$14,527

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$(2,941,774)	$—
Foreign exchange contracts	—	37,130
Interest rate contracts	143,420	—

Total	$(2,798,354)	$37,130

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$128,774,870	$8,570,078	$5,946,077

	Forward Foreign Currency Exchange Contracts—Sold(2)
	$12,117,833

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$78,318,527	$(78,318,527)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$3,896	$(7,081)	$(3,185)	$—	$(3,185)
BNP Paribas S.A.	513	(2,308)	(1,795)	—	(1,795)
Citibank, N.A.	—	(6,952)	(6,952)	—	(6,952)
Goldman Sachs International	5,056	(15,900)	(10,844)	—	(10,844)
HSBC Bank PLC	16,429	(11,257)	5,172	—	5,172
JPMorgan Chase Bank, N.A.	80,567	(14,385)	66,182	—	66,182
Merrill Lynch International	5,158	(8,866)	(3,708)	—	(3,708)
Morgan Stanley & Co. International PLC	6,784	(2,961)	3,823	—	3,823
State Street Bank & Trust Company	18,095	(3,502)	14,593	—	14,593

	$136,498	$(73,212)	$63,286	$—	$63,286

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $78,318,527:
Unaffiliated investments (cost $838,742,647)	$1,091,350,645
Affiliated investments (cost $235,990,638)	235,986,286
Foreign currency, at value (cost $62,894)	62,645
Cash	2,701
Dividends and interest receivable	3,023,792
Receivable for investments sold	726,078
Tax reclaim receivable	662,263
Receivable for Portfolio shares sold	432,721
Unrealized appreciation on OTC forward foreigncurrency exchange contracts	136,498
Receivable from affiliate	9,666
Prepaid expenses and other assets	49,664

Total Assets	1,332,442,959

LIABILITIES
Payable to broker for collateral for securities on loan	80,257,845
Payable for investments purchased	15,443,354
Management fee payable	364,779
Foreign capital gains tax liability accrued	241,945
Due to broker-variation margin futures	239,576
Payable to affiliate	190,676
Accrued expenses and other liabilities	152,203
Unrealized depreciation on OTC forward foreign currency exchange contracts	73,212
Distribution fee payable	50,828
Payable for Portfolio shares purchased	12,796
Unrealized depreciation on an unfunded commitment with a SPAC	3,518
Affiliated transfer agent fee payable	433

Total Liabilities	97,031,165

NET ASSETS	$1,235,411,794

Net assets were comprised of:
Partners’ Equity	$1,235,411,794

Net asset value and redemption price per share, $1,235,411,794 / 58,965,430 outstanding shares of beneficial interest	$20.95

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $386,011 foreign withholding tax, of which $51,852 is reimbursable by an affiliate)	$6,197,545
Interest income (net of $5,436 foreign withholding tax)	3,655,646
Affiliated dividend income	113,776
Income from securities lending, net (including affiliated income of $15,510)	64,036

Total income	10,031,003

EXPENSES
Management fee	3,955,262
Distribution fee	1,485,976
Custodian and accounting fees	138,668
Audit fee	23,951
Trustees’ fees	11,802
Legal fees and expenses	10,115
Shareholders’ reports	5,660
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,589
Miscellaneous	25,679

Total expenses	5,660,702
Less: Fee waiver and/or expense reimbursement	(26,748)

Net expenses	5,633,954

NET INVESTMENT INCOME (LOSS)	4,397,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,738)) (net of foreign capital gains taxes $(53,143))	42,528,090
Futures transactions	17,242,695
Forward currency contract transactions	14,527
Foreign currency transactions	15,837

59,801,149

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,538)) (net of change in foreign capital gains taxes $43,845)	47,001,410
Futures	(2,798,354)
Forward currency contracts	37,130
Foreign currencies	(41,991)
Unfunded commitment with a SPAC	(3,518)

44,194,677

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	103,995,826

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,392,875

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,397,049	$8,192,118
Net realized gain (loss) on investment and foreign currency transactions	59,801,149	(46,838,863)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	44,194,677	125,245,052

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,392,875	86,598,307

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [956,607 and 42,076,246 shares, respectively]	19,248,152	623,812,856
Portfolio shares purchased [2,898,568 and 37,712,028 shares, respectively]	(57,899,480)	(529,601,295)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(38,651,328)	94,211,561

TOTAL INCREASE (DECREASE)	69,741,547	180,809,868
NET ASSETS:
Beginning of period	1,165,670,247	984,860,379

End of period	$1,235,411,794	$1,165,670,247

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.8%
COMMON STOCKS — 53.2%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.(a)	26,605	$1,284,755
Boeing Co. (The)*	91,256	21,861,287
BWX Technologies, Inc.	40,297	2,342,062
HEICO Corp. (Class A Stock)	12,698	1,576,838
Kratos Defense & Security Solutions, Inc.*	38,386	1,093,617
L3Harris Technologies, Inc.	67,003	14,482,698
Meggitt PLC (United Kingdom)*	2,123,756	13,606,558
Safran SA (France)	63,735	8,838,236
Teledyne Technologies, Inc.*	32,826	13,748,514
Textron, Inc.	243,301	16,731,810
TransDigm Group, Inc.*	2,654	1,717,908
Triumph Group, Inc.*	198,400	4,116,800

		101,401,083

Air Freight & Logistics — 0.4%
FedEx Corp.	81,586	24,339,551
United Parcel Service, Inc. (Class B Stock)	175,583	36,515,997
XPO Logistics, Inc.*	4,750	664,477

		61,520,025

Airlines — 0.1%
Allegiant Travel Co.*	12,200	2,366,800
United Airlines Holdings, Inc.*(a)	163,436	8,546,068

		10,912,868

Auto Components — 0.5%
Aptiv PLC*	64,532	10,152,820
Autoliv, Inc. (Sweden), SDR	81,038	7,944,153
Denso Corp. (Japan)	130,400	8,886,785
Gentherm, Inc.*	35,700	2,536,485
LCI Industries	5,600	735,952
Magna International, Inc. (Canada)	316,002	29,274,425
Stanley Electric Co. Ltd. (Japan)	243,200	7,037,067
Stoneridge, Inc.*	30,500	899,750
Sumitomo Rubber Industries Ltd. (Japan)	268,200	3,708,419
Visteon Corp.*(a)	6,200	749,828

		71,925,684

Automobiles — 0.6%
Ferrari NV (Italy)(a)	60,576	12,481,685
General Motors Co.*	65,752	3,890,546
Honda Motor Co. Ltd. (Japan)	156,900	5,006,233
Suzuki Motor Corp. (Japan)	190,400	8,051,345
Tesla, Inc.*	52,888	35,947,973
Toyota Motor Corp. (Japan)	314,400	27,467,131

		92,844,913

Banks — 3.1%
Australia & New Zealand Banking Group Ltd. (Australia)	457,308	9,676,427
Bank of America Corp.	1,623,350	66,930,720
BankUnited, Inc.	89,255	3,810,296
BNP Paribas SA (France)	245,625	15,393,239
Citizens Financial Group, Inc.	293,610	13,467,891

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Close Brothers Group PLC (United Kingdom)	163,568	$3,442,015
DBS Group Holdings Ltd. (Singapore)	327,862	7,321,739
Dime Community Bancshares, Inc.	11,100	373,182
DNB ASA (Norway)	966,221	21,071,903
East West Bancorp, Inc.	61,900	4,437,611
Erste Group Bank AG (Austria)	206,450	7,601,938
Fifth Third Bancorp	784,657	29,997,437
Home BancShares, Inc.(a)	112,036	2,765,048
Huntington Bancshares, Inc.	1,765,942	25,199,992
ING Groep NV (Netherlands)	1,516,106	20,119,451
Intesa Sanpaolo SpA (Italy)	2,592,408	7,162,759
JPMorgan Chase & Co.	133,034	20,692,108
Lloyds Banking Group PLC (United Kingdom)	16,098,720	10,437,582
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,557,600	8,407,997
National Bank Holdings Corp. (Class A Stock)	15,100	569,874
National Bank of Canada (Canada)(a)	253,483	18,970,327
Pacific Premier Bancorp, Inc.	90,357	3,821,198
Pinnacle Financial Partners, Inc.(a)	47,068	4,155,634
PNC Financial Services Group, Inc. (The)	148,579	28,342,930
Popular, Inc. (Puerto Rico)	54,600	4,097,730
Seacoast Banking Corp. of Florida(a)	95,300	3,254,495
Signature Bank	62,547	15,364,671
Standard Chartered PLC (United Kingdom)	589,213	3,768,911
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	188,881	6,019,808
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,023,497	11,574,114
Towne Bank	37,000	1,125,540
United Overseas Bank Ltd. (Singapore)	647,800	12,487,579
Webster Financial Corp.	72,638	3,874,511
Wells Fargo & Co.	1,578,550	71,492,529
Westamerica BanCorp	17,000	986,510
Western Alliance Bancorp	48,488	4,502,111

		472,717,807

Beverages — 0.7%
Boston Beer Co., Inc. (The) (Class A Stock)*	3,280	3,348,224
Coca-Cola Co. (The)	685,435	37,088,888
Diageo PLC (United Kingdom)	340,851	16,404,351
Keurig Dr. Pepper, Inc.(a)	402,867	14,197,033
Kirin Holdings Co. Ltd. (Japan)	278,700	5,430,872
Monster Beverage Corp.*	126,127	11,521,701
PepsiCo, Inc.	183,829	27,237,943

		115,229,012

Biotechnology — 1.1%
AbbVie, Inc.	480,053	54,073,170
ACADIA Pharmaceuticals, Inc.*(a)	40,000	975,600
Acceleron Pharma, Inc.*	27,000	3,388,230
Agios Pharmaceuticals, Inc.*(a)	25,960	1,430,656
Alkermes PLC*	75,500	1,851,260
Alnylam Pharmaceuticals, Inc.*	24,000	4,068,480

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Amgen, Inc.	64,044	$15,610,725
Apellis Pharmaceuticals, Inc.*	9,000	568,800
Biogen, Inc.*	31,201	10,803,970
BioMarin Pharmaceutical, Inc.*	29,030	2,422,263
Blueprint Medicines Corp.*	15,423	1,356,607
Denali Therapeutics, Inc.*(a)	19,300	1,513,892
Exact Sciences Corp.*	25,900	3,219,629
Exelixis, Inc.*	136,200	2,481,564
Fate Therapeutics, Inc.*	15,000	1,301,850
Generation Bio Co.*(a)	26,000	699,400
Global Blood Therapeutics, Inc.*(a)	49,300	1,726,486
Horizon Therapeutics PLC*	14,000	1,310,960
IGM Biosciences, Inc.*	800	66,560
Incyte Corp.*	66,720	5,613,153
Insmed, Inc.*(a)	93,558	2,662,661
Intellia Therapeutics, Inc.*	6,700	1,084,797
Ionis Pharmaceuticals, Inc.*(a)	33,935	1,353,667
Iovance Biotherapeutics, Inc.*	24,200	629,684
Karuna Therapeutics, Inc.*	9,900	1,128,501
Moderna, Inc.*	32,081	7,538,393
Neurocrine Biosciences, Inc.*(a)	37,500	3,649,500
Novavax, Inc.*	6,200	1,316,322
Radius Health, Inc.*(a)	31,000	565,440
Regeneron Pharmaceuticals, Inc.*	9,470	5,289,374
Rocket Pharmaceuticals, Inc.*	15,500	686,495
Scholar Rock Holding Corp.*(a)	20,000	578,000
Seagen, Inc.*	36,060	5,693,153
TG Therapeutics, Inc.*	19,100	740,889
Ultragenyx Pharmaceutical, Inc.*	33,900	3,232,365
Vertex Pharmaceuticals, Inc.*	59,057	11,907,663
Xencor, Inc.*	34,100	1,176,109

		163,716,268

Building Products — 0.1%
Armstrong World Industries, Inc.	32,300	3,464,498
Gibraltar Industries, Inc.*	42,300	3,227,913
Insteel Industries, Inc.	43,500	1,398,525
Johnson Controls International PLC	50,073	3,436,510
Trex Co., Inc.*(a)	15,800	1,614,918

		13,142,364

Capital Markets — 1.3%
Apollo Global Management, Inc.	83,717	5,207,197
Bank of New York Mellon Corp. (The)	93,305	4,780,015
Blackstone Group, Inc. (The)(a)	68,866	6,689,643
Cboe Global Markets, Inc.	67,671	8,056,233
Charles Schwab Corp. (The)	385,635	28,078,084
CME Group, Inc.	114,011	24,247,860
Goldman Sachs Group, Inc. (The)	82,517	31,317,677
Intercontinental Exchange, Inc.	151,199	17,947,321
Invesco Ltd.	66,649	1,781,528
KKR & Co., Inc.	271,600	16,089,584
Lazard Ltd. (Class A Stock)	58,836	2,662,329
Macquarie Group Ltd. (Australia)	82,459	9,684,503
MarketAxess Holdings, Inc.	11,000	5,099,490
Morgan Stanley	246,957	22,643,487
Raymond James Financial, Inc.	28,483	3,699,942
S&P Global, Inc.	14,006	5,748,763
Tradeweb Markets, Inc. (Class A Stock)	60,507	5,116,472

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Virtus Investment Partners, Inc.	15,085	$4,190,160
XP, Inc. (Brazil) (Class A Stock)*	53,745	2,340,595

		205,380,883

Chemicals — 1.3%
Air Liquide SA (France)	82,314	14,441,992
Air Products & Chemicals, Inc.	3,575	1,028,456
Akzo Nobel NV (Netherlands)	117,984	14,602,648
Albemarle Corp.	26,956	4,541,008
Asahi Kasei Corp. (Japan)	976,100	10,744,953
Atotech Ltd. (China)*	35,455	905,166
Axalta Coating Systems Ltd.*	54,900	1,673,901
BASF SE (Germany)	149,927	11,841,579
Borregaard ASA (Norway)	16,725	365,422
Celanese Corp.	10,609	1,608,324
CF Industries Holdings, Inc.	63,466	3,265,326
Covestro AG (Germany), 144A	136,899	8,870,693
Croda International PLC (United Kingdom)	5,517	565,652
Element Solutions, Inc.	134,505	3,144,727
Hexpol AB (Sweden)	26,835	331,587
Huntsman Corp.	15,905	421,801
International Flavors & Fragrances, Inc.	50,930	7,608,942
Johnson Matthey PLC (United Kingdom)	342,211	14,647,867
Koninklijke DSM NV (Netherlands)	3,982	744,203
Linde PLC (United Kingdom)	112,228	32,445,115
Minerals Technologies, Inc.	47,900	3,768,293
PPG Industries, Inc.	57,084	9,691,151
Quaker Chemical Corp.(a)	7,046	1,671,241
RPM International, Inc.	105,608	9,365,317
Sherwin-Williams Co. (The)	100,556	27,396,482
Shin-Etsu Chemical Co. Ltd. (Japan)	2,500	418,042
Tosoh Corp. (Japan)	85,700	1,481,783
Umicore SA (Belgium)	164,195	10,019,462
Westlake Chemical Corp.	8,017	722,252

		198,333,385

Commercial Services & Supplies — 0.1%
HNI Corp.	60,500	2,660,185
IAA, Inc.*	21,800	1,188,972
KAR Auction Services, Inc.*(a)	151,000	2,650,050
MSA Safety, Inc.(a)	9,100	1,506,778
Waste Connections, Inc.(a)	117,035	13,977,490

		21,983,475

Communications Equipment — 0.4%
Bluescape Opportunities Acquisition Corp., UTS*	13,859	144,480
Cisco Systems, Inc.	694,188	36,791,964
Motorola Solutions, Inc.	56,462	12,243,785
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,507,816	18,968,431

		68,148,660

Construction & Engineering — 0.0%
Valmont Industries, Inc.	9,307	2,196,917

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
WillScot Mobile Mini Holdings Corp.*	80,628	$2,247,103

		4,444,020

Construction Materials — 0.1%
Imerys SA (France)	7,002	327,689
Martin Marietta Materials, Inc.	4,983	1,753,069
Vulcan Materials Co.	57,500	10,009,025

		12,089,783

Consumer Finance — 0.2%
Ally Financial, Inc.	26,083	1,299,977
Capital One Financial Corp.	133,763	20,691,798
PRA Group, Inc.*	9,900	380,853
PROG Holdings, Inc.	9,800	471,674
SLM Corp.(a)	110,200	2,307,588

		25,151,890

Containers & Packaging — 0.4%
Amcor PLC, CDI	602,885	6,890,152
Avery Dennison Corp.	3,711	780,201
Ball Corp.	174,348	14,125,675
Graphic Packaging Holding Co.	182,162	3,304,419
International Paper Co.	133,880	8,208,183
Mayr Melnhof Karton AG (Austria)	1,662	354,537
Myers Industries, Inc.	143,800	3,019,800
Packaging Corp. of America	47,591	6,444,773
Sealed Air Corp.(a)	245,992	14,575,026
Verallia SA (France), 144A*	17,038	633,441
Westrock Co.	82,397	4,385,168

		62,721,375

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	23,200	3,412,952
Chegg, Inc.*(a)	8,800	731,368
Service Corp. International	66,630	3,570,702
Terminix Global Holdings, Inc.*	57,100	2,724,241

		10,439,263

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	215,069	59,771,976
Challenger Ltd. (Australia)	857,039	3,481,605
Element Fleet Management Corp. (Canada)	1,098,802	12,817,584
Equitable Holdings, Inc.	465,544	14,175,815
Mitsubishi HC Capital, Inc. (Japan)	840,700	4,512,828
Voya Financial, Inc.(a)	77,003	4,735,685

		99,495,493

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	780,315	22,457,466
Cellnex Telecom SA (Spain), 144A	7,794	497,903
KT Corp. (South Korea)	206,672	5,840,533
Liberty Global PLC (United Kingdom) (Class C Stock)*	88,932	2,404,721
Nippon Telegraph & Telephone Corp. (Japan)	1,210,100	31,489,730
Telecom Italia SpA (Italy), RSP	8,906,854	4,737,631

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	317,041	$17,763,807

		85,191,791

Electric Utilities — 0.4%
Entergy Corp.	97,477	9,718,457
Evergy, Inc.	35,228	2,128,828
Eversource Energy	82,700	6,635,848
Iberdrola SA (Spain)	20,815	253,773
IDACORP, Inc.	19,510	1,902,225
MGE Energy, Inc.	5,000	372,200
NextEra Energy, Inc.	305,892	22,415,766
OGE Energy Corp.	43,074	1,449,440
PG&E Corp.*	78,000	793,260
Southern Co. (The)	318,042	19,244,721
Terna SPA (Italy)	35,296	262,661
Xcel Energy, Inc.	5,621	370,312

		65,547,491

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	521,159	17,713,421
Array Technologies, Inc.*	12,236	190,882
Emerson Electric Co.	3,000	288,720
Hubbell, Inc.	10,761	2,010,585
Legrand SA (France)	93,875	9,948,614
Mitsubishi Electric Corp. (Japan)	1,145,400	16,607,638
Plug Power, Inc.*(a)	47,400	1,620,606
Prysmian SpA (Italy)	317,958	11,439,360
Schneider Electric SE	3,840	604,986
Sensata Technologies Holding PLC*	48,800	2,828,936
Shoals Technologies Group, Inc. (Class A Stock)*(a)	45,205	1,604,778
Sunrun, Inc.*(a)	8,000	446,240
Thermon Group Holdings, Inc.*	30,300	516,312

		65,821,078

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	352,873	24,140,042
Belden, Inc.	65,850	3,330,035
CDW Corp.	47,219	8,246,798
Cognex Corp.	51,200	4,303,360
Coherent, Inc.*	10,000	2,643,400
Hamamatsu Photonics KK (Japan)	165,000	9,926,745
Keysight Technologies, Inc.*	17,651	2,725,491
Largan Precision Co. Ltd. (Taiwan)	45,000	5,022,211
Littelfuse, Inc.	13,997	3,566,296
Murata Manufacturing Co. Ltd. (Japan)	167,900	12,770,283
National Instruments Corp.	56,270	2,379,096
Omron Corp. (Japan)	84,700	6,712,593
Trimble, Inc.*	74,003	6,055,665

		91,822,015

Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)	12,270	450,555
ChampionX Corp.*	20,145	516,719
Dril-Quip, Inc.*(a)	28,889	977,315
Enerflex Ltd. (Canada)	40,300	272,763
Halliburton Co.	692,387	16,007,988
NexTier Oilfield Solutions, Inc.*(a)	439,300	2,091,068

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
TechnipFMC PLC (United Kingdom)*(a)	123,145	$1,114,462
Tenaris SA	35,277	386,368
Tidewater, Inc.*	56,965	686,428
Worley Ltd. (Australia)	1,030,902	9,270,494

		31,774,160

Entertainment — 0.7%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	22,217	1,259,260
Electronic Arts, Inc.	75,724	10,891,383
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	70,203	3,384,487
Netflix, Inc.*	79,292	41,882,827
Playtika Holding Corp.*	143,413	3,418,966
Roku, Inc.*	11,500	5,281,375
Walt Disney Co. (The)*	168,464	29,610,917
Warner Music Group Corp. (Class A Stock)(a)	28,400	1,023,536
Zynga, Inc. (Class A Stock)*(a)	391,300	4,159,519

		100,912,270

Equity Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	244,742	5,374,534
Agree Realty Corp.	599	42,224
Alexander & Baldwin, Inc.	31,564	578,252
Alexandria Real Estate Equities, Inc.	46,462	8,453,296
American Campus Communities, Inc.	38,434	1,795,636
American Tower Corp.	84,683	22,876,266
Apartment Income REIT Corp.	76,790	3,642,150
Apple Hospitality REIT, Inc.(a)	128,800	1,965,488
AvalonBay Communities, Inc.	73,495	15,337,672
Big Yellow Group PLC (United Kingdom)	18,140	328,896
Camden Property Trust	117,087	15,533,932
Canadian Apartment Properties REIT (Canada)	11,354	532,345
CapitaLand Integrated Commercial Trust (Singapore)	433,500	675,753
Crown Castle International Corp.	13,680	2,668,968
CubeSmart	160,204	7,420,649
CyrusOne, Inc.	26,222	1,875,397
Daiwa Office Investment Corp. (Japan)	86	597,072
Derwent London PLC (United Kingdom)	21,141	971,365
Digital Realty Trust, Inc.	4,416	664,431
Douglas Emmett, Inc.	142,319	4,784,765
EastGroup Properties, Inc.	31,671	5,208,296
EPR Properties*	4,227	222,678
Equinix, Inc.	25,381	20,370,791
Equity LifeStyle Properties, Inc.	126,447	9,396,277
Equity Residential	123,022	9,472,694
Essential Properties Realty Trust, Inc.	7,023	189,902
Essex Property Trust, Inc.	11,249	3,374,813
Federal Realty Investment Trust(a)	5,414	634,358
First Industrial Realty Trust, Inc.	58,331	3,046,628
Gecina SA (France)	2,431	372,314
Goodman Group (Australia)	50,230	796,712
Great Portland Estates PLC (United Kingdom)	998,015	9,758,919

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Healthcare Realty Trust, Inc.	80,407	$2,428,291
Healthcare Trust of America, Inc. (Class A Stock)(a)	34,234	914,048
Highwoods Properties, Inc.	14,676	662,915
Hoshino Resorts REIT, Inc. (Japan)	42	254,542
Host Hotels & Resorts, Inc.*	14,258	243,669
Industrial & Infrastructure Fund Investment Corp. (Japan)	353	672,895
Inmobiliaria Colonial Socimi SA (Spain)	49,294	497,932
Innovative Industrial Properties, Inc.	284	54,250
Invitation Homes, Inc.	45,000	1,678,050
Japan Metropolitan Fund Investment Corp. (Japan)	444	479,271
JBG SMITH Properties	75,962	2,393,563
Kilroy Realty Corp.	29,419	2,048,739
Lexington Realty Trust	3,821	45,661
Mapletree Industrial Trust (Singapore)	177,824	375,189
Mitsui Fudosan Logistics Park, Inc. (Japan)	116	617,951
National Retail Properties, Inc.	5,935	278,233
Pebblebrook Hotel Trust(a)	66,611	1,568,689
PotlatchDeltic Corp.	55,703	2,960,614
Prologis, Inc.	232,301	27,766,939
PS Business Parks, Inc.	22,889	3,389,403
Public Storage	18,635	5,603,358
Rayonier, Inc.	80,042	2,875,909
Realty Income Corp.(a)	9,781	652,784
Regency Centers Corp.	36,103	2,313,119
Rexford Industrial Realty, Inc.	85,644	4,877,426
Saul Centers, Inc.	28,200	1,281,690
SBA Communications Corp.	6,342	2,021,195
Scentre Group (Australia)	2,871,875	5,895,376
Simon Property Group, Inc.	38,298	4,997,123
SL Green Realty Corp.(a)	16,564	1,325,120
Spirit Realty Capital, Inc.	1,693	80,993
STORE Capital Corp.	11,253	388,341
Summit Industrial Income REIT (Canada)	79,239	1,135,912
Sun Communities, Inc.	27,493	4,712,300
Sunstone Hotel Investors, Inc.*	102,299	1,270,554
Terreno Realty Corp.	90,938	5,867,320
UNITE Group PLC (The) (United Kingdom)	60,374	898,311
Urban Edge Properties	6,564	125,372
VEREIT, Inc.	9,896	454,523
VICI Properties, Inc.(a)	27,700	859,254
Welltower, Inc.	211,776	17,598,586
Weyerhaeuser Co.	64,894	2,233,651
WP Carey, Inc.	42,761	3,190,826

		278,953,360

Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.	15,200	2,958,528
Costco Wholesale Corp.	68,035	26,919,409
Seven & i Holdings Co. Ltd. (Japan)	364,900	17,440,426
Sprouts Farmers Market, Inc.*(a)	65,170	1,619,475
Walmart, Inc.	98,969	13,956,608

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Welcia Holdings Co. Ltd. (Japan)	136,700	$4,465,424

		67,359,870

Food Products — 0.9%
Barry Callebaut AG (Switzerland)	3,417	7,940,982
Bunge Ltd.(a)	37,770	2,951,726
Conagra Brands, Inc.(a)	122,159	4,444,144
Darling Ingredients, Inc.*	57,190	3,860,325
Freshpet, Inc.*(a)	9,043	1,473,647
Mondelez International, Inc. (Class A Stock)	380,059	23,730,884
Mowi ASA (Norway), ADR	43,400	1,102,360
Mriya Agro Holding PLC (Ukraine)*^	1,223	17
Mriya Recovery Certificates (Ukraine)*^	1,359,527	16,121
Nestle SA (Switzerland)	485,351	60,465,732
Post Holdings, Inc.*	27,200	2,950,384
Sanderson Farms, Inc.	1,735	326,128
TreeHouse Foods, Inc.*(a)	52,100	2,319,492
Tyson Foods, Inc. (Class A Stock)	104,180	7,684,317
Wilmar International Ltd. (China)	3,380,800	11,373,552

		130,639,811

Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. (China)	972,500	3,456,427
Chesapeake Utilities Corp.	18,420	2,216,478
National Fuel Gas Co.	20,000	1,045,000
ONE Gas, Inc.	15,398	1,141,300
Southwest Gas Holdings, Inc.	10,063	666,070

		8,525,275

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	160,157	18,567,001
Alcon, Inc. (Switzerland)	65,450	4,596,368
Atrion Corp.(a)	2,400	1,490,232
Avanos Medical, Inc.*(a)	71,300	2,593,181
Becton, Dickinson & Co.	127,284	30,954,196
Cooper Cos., Inc. (The)	6,604	2,616,967
Danaher Corp.	98,610	26,462,980
Elekta AB (Sweden) (Class B Stock)	632,227	9,160,938
Envista Holdings Corp.*	80,464	3,476,849
Hologic, Inc.*	115,102	7,679,606
ICU Medical, Inc.*	6,000	1,234,800
Insulet Corp.*(a)	4,604	1,263,844
Intuitive Surgical, Inc.*	44,477	40,902,828
Koninklijke Philips NV (Netherlands)	486,681	24,135,483
Medtronic PLC	61,242	7,601,970
Nevro Corp.*(a)	8,700	1,442,373
Novocure Ltd.*	8,700	1,929,834
Penumbra, Inc.*(a)	13,300	3,644,998
Quidel Corp.*(a)	6,138	786,401
Shockwave Medical, Inc.*	8,700	1,650,651
Siemens Healthineers AG (Germany), 144A	234,713	14,420,981
Stryker Corp.	77,847	20,219,201

		226,831,682

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*	69,900	$4,386,225
Amedisys, Inc.*	3,600	881,748
Anthem, Inc.	48,639	18,570,370
Centene Corp.*	230,280	16,794,320
Cigna Corp.	101,480	24,057,863
Clover Health Investments Corp.*(a)	2,155	28,705
CVS Health Corp.	154,322	12,876,628
Fresenius SE & Co. KGaA (Germany)	273,541	14,281,926
Guardant Health, Inc.*	8,800	1,092,872
HCA Healthcare, Inc.	58,572	12,109,175
Humana, Inc.	23,772	10,524,340
McKesson Corp.	13,165	2,517,675
Molina Healthcare, Inc.*	19,927	5,042,727
Pennant Group, Inc. (The)*	8,600	351,740
Select Medical Holdings Corp.	106,800	4,513,368
UnitedHealth Group, Inc.	111,626	44,699,515

		172,729,197

Health Care Technology — 0.1%
Multiplan Corp.*(a)	70,000	666,400
Phreesia, Inc.*	30,200	1,851,260
Teladoc Health, Inc.*(a)	9,141	1,520,057
Veeva Systems, Inc. (Class A Stock)*	25,874	8,045,520

		12,083,237

Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. (Class A Stock)*	17,696	2,709,966
Aramark	65,897	2,454,663
Booking Holdings, Inc.*	8,219	17,983,912
Chipotle Mexican Grill, Inc.*	8,983	13,926,704
Choice Hotels International, Inc.	25,500	3,030,930
Compass Group PLC (United Kingdom)*	564,648	11,903,499
DraftKings, Inc. (Class A Stock)*(a)	30,800	1,606,836
Hilton Worldwide Holdings, Inc.*(a)	94,266	11,370,365
Huazhu Group Ltd. (China), ADR*(a)	6,600	348,546
Jack in the Box, Inc.(a)	28,673	3,195,319
Kyoritsu Maintenance Co. Ltd. (Japan)	14,900	485,634
Las Vegas Sands Corp.*	91,402	4,815,971
Marriott International, Inc. (Class A Stock)*	102,677	14,017,464
Marriott Vacations Worldwide Corp.*	10,000	1,593,000
McDonald’s Corp.	86,128	19,894,707
MGM Resorts International	185,160	7,897,074
Papa John’s International, Inc.(a)	11,700	1,221,948
Planet Fitness, Inc. (Class A Stock)*(a)	13,441	1,011,435
Red Robin Gourmet Burgers, Inc.*(a)	63,500	2,102,485
Starbucks Corp.	218,405	24,419,863
Vail Resorts, Inc.*	8,700	2,753,724
Whitbread PLC (United Kingdom)*	13,868	602,427
Wynn Resorts Ltd.*(a)	40,048	4,897,870

		154,244,342

Household Durables — 0.3%
Meritage Homes Corp.*	32,000	3,010,560
NVR, Inc.*	1,577	7,842,894
Panasonic Corp. (Japan)	764,700	8,839,158
Persimmon PLC (United Kingdom)	268,881	11,056,671

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)	151,800	$14,694,130
Tempur Sealy International, Inc.	104,000	4,075,760
Tri Pointe Homes, Inc.*	141,830	3,039,417

		52,558,590

Household Products — 0.4%
Colgate-Palmolive Co.	70,600	5,743,310
Kimberly-Clark Corp.	67,500	9,030,150
Procter & Gamble Co. (The)	336,060	45,344,576

		60,118,036

Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	325,000	4,645,524
Vistra Corp.	50,400	934,920

		5,580,444

Industrial Conglomerates — 1.1%
3M Co.	104,993	20,854,760
DCC PLC (United Kingdom)	109,971	9,017,919
General Electric Co.	3,389,027	45,616,303
Honeywell International, Inc.	104,760	22,979,106
Melrose Industries PLC (United Kingdom)	6,093,711	13,128,206
Roper Technologies, Inc.	47,034	22,115,387
Siemens AG (Germany)	253,391	40,170,678

		173,882,359

Insurance — 1.8%
AIA Group Ltd. (Hong Kong)	537,600	6,696,551
American International Group, Inc.	482,709	22,976,948
Arch Capital Group Ltd.*	35,200	1,370,688
Aviva PLC (United Kingdom)	1,678,314	9,429,690
AXA SA (France)	976,565	24,800,894
Axis Capital Holdings Ltd.(a)	69,822	3,421,976
Chubb Ltd.	134,142	21,320,530
CNA Financial Corp.	8,900	404,861
Direct Line Insurance Group PLC (United Kingdom)	813,191	3,229,698
Fidelity National Financial, Inc.	81,700	3,550,682
First American Financial Corp.	38,833	2,421,238
Hanover Insurance Group, Inc. (The)	10,744	1,457,316
Hartford Financial Services Group, Inc. (The)	251,981	15,615,263
Kemper Corp.	36,900	2,726,910
Markel Corp.*	1,600	1,898,736
Marsh & McLennan Cos., Inc.	61,492	8,650,695
MetLife, Inc.	227,717	13,628,862
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	87,801	24,085,594
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	8,570,000	7,508,253
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	659,000	6,461,782
Progressive Corp. (The)	97,062	9,532,459
RenaissanceRe Holdings Ltd. (Bermuda)	91,113	13,559,437

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Sampo OYJ (Finland) (Class A Stock)	369,097	$16,994,498
Selective Insurance Group, Inc.	42,400	3,440,760
State Auto Financial Corp.	85,100	1,456,912
Storebrand ASA (Norway)	1,316,784	11,959,947
Sun Life Financial, Inc. (Canada)	360,571	18,592,851
Tokio Marine Holdings, Inc. (Japan)	288,500	13,271,451
Zurich Insurance Group AG (Switzerland)	31,471	12,639,237

		283,104,719

Interactive Media & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	35,192	85,931,474
Alphabet, Inc. (Class C Stock)*	60,967	152,802,811
Facebook, Inc. (Class A Stock)*	419,742	145,948,491
IAC/InterActiveCorp*	19,300	2,975,481
Match Group, Inc.*	46,935	7,568,269
NAVER Corp. (South Korea)	32,536	12,094,891
Pinterest, Inc. (Class A Stock)*	67,200	5,305,440
Snap, Inc. (Class A Stock)*(a)	108,900	7,420,446
Tencent Holdings Ltd. (China)	84,900	6,402,933
Vimeo, Inc.*	31,333	1,535,317
Z Holdings Corp. (Japan)	1,371,100	6,844,650
Zillow Group, Inc. (Class C Stock)*(a)	9,900	1,209,978

		436,040,181

Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*	23,589	5,349,513
Amazon.com, Inc.*	65,299	224,639,008
ASOS PLC (United Kingdom)*	230,936	15,903,453
Coupang, Inc. (South Korea)*(a)	52,133	2,180,202
DoorDash, Inc. (Class A Stock)*(a)	30,967	5,522,345
RealReal, Inc. (The)*(a)	42,300	835,848
THG PLC (United Kingdom)*	237,893	2,027,587
Wayfair, Inc. (Class A Stock)*(a)	12,918	4,078,342
Zalando SE (Germany), 144A*	142,517	17,266,151

		277,802,449

IT Services — 2.2%
Accenture PLC (Class A Stock)	111,322	32,816,612
Amadeus IT Group SA (Spain)*	77,079	5,426,158
Cognizant Technology Solutions Corp. (Class A Stock)	195,261	13,523,777
EPAM Systems, Inc.*	13,474	6,884,675
Euronet Worldwide, Inc.*	21,207	2,870,368
Fidelity National Information Services, Inc.	196,942	27,900,773
Fiserv, Inc.*	322,462	34,467,963
FleetCor Technologies, Inc.*	63,570	16,277,734
GDS Holdings Ltd. (China) (Class A Stock)*	51,586	510,438
Global Payments, Inc.	129,623	24,309,497
GoDaddy, Inc. (Class A Stock)*(a)	20,837	1,811,986
Mastercard, Inc. (Class A Stock)	115,532	42,179,578
MongoDB, Inc.*(a)	9,600	3,470,592
NTT Data Corp. (Japan)	1,089,500	16,973,305
Okta, Inc.*	14,159	3,464,424
PayPal Holdings, Inc.*	8,024	2,338,836

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*(a)	15,393	$3,722,027
Square, Inc. (Class A Stock)*	41,700	10,166,460
Twilio, Inc. (Class A Stock)*(a)	20,695	8,157,141
VeriSign, Inc.*	54,847	12,488,113
Visa, Inc. (Class A Stock)(a)	310,759	72,661,669
WEX, Inc.*(a)	12,523	2,428,210

		344,850,336

Leisure Products — 0.0%
Mattel, Inc.*	34,200	687,420
Peloton Interactive, Inc. (Class A Stock)*	47,526	5,894,175

		6,581,595

Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.*(a)	20,300	829,458
Agilent Technologies, Inc.	128,599	19,008,218
Avantor, Inc.*	92,086	3,269,974
Bio-Techne Corp.	1,000	450,260
Bruker Corp.	53,180	4,040,616
Evotec SE (Germany)*	151,408	6,874,598
PPD, Inc.*	29,617	1,365,048
PRA Health Sciences, Inc.*	23,849	3,940,093
Repligen Corp.*	6,200	1,237,644
Thermo Fisher Scientific, Inc.	69,838	35,231,176

		76,247,085

Machinery — 1.1%
AGCO Corp.	26,974	3,516,870
Alamo Group, Inc.	7,342	1,120,977
Atlas Copco AB (Sweden) (Class B Stock)	6,410	337,632
Bucher Industries AG (Switzerland)	632	330,578
Caterpillar, Inc.	16,814	3,659,231
Chart Industries, Inc.*(a)	12,445	1,820,952
Cummins, Inc.	82,436	20,098,721
Deere & Co.	2,121	748,098
Epiroc AB (Sweden) (Class A Stock)	109,001	2,487,306
Epiroc AB (Sweden) (Class B Stock)	30,312	595,869
Flowserve Corp.	115,303	4,649,017
Fortive Corp.	226,693	15,809,570
Graco, Inc.	13,300	1,006,810
Helios Technologies, Inc.	39,600	3,090,780
Hillenbrand, Inc.	63,959	2,819,313
IMI PLC (United Kingdom)	17,522	417,127
Ingersoll Rand, Inc.*	187,906	9,171,692
Kadant, Inc.	1,800	316,962
KION Group AG (Germany)	144,045	15,384,875
Knorr-Bremse AG (Germany)	57,005	6,571,931
Lindsay Corp.	2,730	451,214
Meritor, Inc.*	94,300	2,208,506
Metso Outotec OYJ (Finland)	160,042	1,861,380
Middleby Corp. (The)*(a)	27,295	4,729,132
Mueller Water Products, Inc. (Class A Stock)	239,000	3,446,380
Otis Worldwide Corp.	201,453	16,472,812
PACCAR, Inc.	226,248	20,192,634
Parker-Hannifin Corp.	32,098	9,857,617

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Sandvik AB (Sweden)	110,581	$2,828,570
SMC Corp. (Japan)	8,000	4,724,544
Snap-on, Inc.	18,706	4,179,482
Terex Corp.	7,300	347,626
THK Co. Ltd. (Japan)	174,100	5,201,456
Timken Co. (The)	17,344	1,397,753
Toro Co. (The)	19,850	2,181,118
Weir Group PLC (The) (United Kingdom)*	79,963	2,055,326

		176,089,861

Media — 0.9%
Cable One, Inc.	2,433	4,653,867
Charter Communications, Inc. (Class A Stock)*(a)	24,545	17,707,990
Comcast Corp. (Class A Stock)	1,020,700	58,200,314
CyberAgent, Inc. (Japan)	685,300	14,679,295
DISH Network Corp. (Class A Stock)*(a)	25,730	1,075,514
Liberty Broadband Corp. (Class C Stock)*	122,734	21,313,986
Stroeer SE & Co. KGaA (Germany)	75,794	6,070,115
WPP PLC (United Kingdom)	986,073	13,310,767

		137,011,848

Metals & Mining — 0.9%
Alrosa PJSC (Russia)	1,153,070	2,123,613
Anglo American PLC (South Africa)	32,208	1,289,105
Antofagasta PLC (Chile)	638,250	12,771,128
BHP Group Ltd. (Australia)	462,728	16,946,849
BHP Group PLC (Australia)	610,018	18,072,712
Boliden AB (Sweden)	111,469	4,297,122
Carpenter Technology Corp.	49,400	1,986,868
Centerra Gold, Inc. (Kyrgyzstan)	89,042	675,932
Constellium SE*	54,938	1,041,075
ERO Copper Corp. (Canada)*	81,220	1,704,205
Franco-Nevada Corp. (Canada)	6,153	892,920
Granges AB (Sweden)	36,635	510,816
IGO Ltd. (Australia)	2,590,010	14,903,828
Impala Platinum Holdings Ltd. (South Africa)	36,910	610,097
K92 Mining, Inc. (Canada)*	145,009	1,048,145
Kirkland Lake Gold Ltd. (Canada)	58,154	2,241,059
Lundin Mining Corp. (Chile)	91,654	826,631
MAG Silver Corp. (Canada)*(a)	53,419	1,117,525
MMC Norilsk Nickel PJSC (Russia)	3,259	1,105,106
Nippon Steel Corp. (Japan)	56,600	956,700
Norsk Hydro ASA (Norway)	105,783	676,841
Northam Platinum Ltd. (South Africa)*	16,116	245,718
Northern Star Resources Ltd. (Australia)	386,067	2,840,338
Nucor Corp.	12,992	1,246,323
OZ Minerals Ltd. (Australia)	70,168	1,185,733
Pan American Silver Corp. (Canada)(a)	16,086	459,577
Perseus Mining Ltd. (Australia)*	1,718,158	1,887,064
Polymetal International PLC (Russia)	49,177	1,066,540
Polyus PJSC (Russia)	5,493	1,066,287
Reliance Steel & Aluminum Co.	32,013	4,830,762
Rio Tinto Ltd. (Australia)	81,337	7,763,395

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (Australia)	29,680	$2,457,383
Royal Gold, Inc.	2,000	228,200
Sandstorm Gold Ltd. (Canada)*(a)	104,187	822,035
Sibanye Stillwater Ltd. (South Africa)	226,732	950,450
Silver Lake Resources Ltd. (Australia)*	454,204	567,980
South32 Ltd. (Australia)	2,727,578	6,010,321
Southern Copper Corp. (Peru)(a)	22,864	1,470,613
Steel Dynamics, Inc.	107,570	6,411,172
Vale SA (Brazil)	99,533	2,262,095
Wesdome Gold Mines Ltd. (Canada)*	205,766	1,952,088
Wheaton Precious Metals Corp. (Brazil)	12,241	539,568

		132,061,919

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.(a)	88,222	783,411
PennyMac Mortgage Investment Trust	70,000	1,474,200

		2,257,611

Multiline Retail — 0.2%
Dollar General Corp.	54,418	11,775,511
Dollar Tree, Inc.*	56,771	5,648,715
Kohl’s Corp.(a)	25,800	1,421,838
Next PLC (United Kingdom)*	101,291	11,049,009
Ollie’s Bargain Outlet Holdings, Inc.*(a)	27,570	2,319,464

		32,214,537

Multi-Utilities — 0.7%
Ameren Corp.	248,858	19,918,594
CMS Energy Corp.	85,295	5,039,229
Dominion Energy, Inc.	249,063	18,323,565
DTE Energy Co.	2,900	375,840
Engie SA (France)	1,176,652	16,164,096
National Grid PLC (United Kingdom)	955,838	12,188,206
Public Service Enterprise Group, Inc.	139,807	8,352,070
Sempra Energy	175,409	23,238,184
WEC Energy Group, Inc.	72,236	6,425,392

		110,025,176

Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway)	17,381	558,427
Cheniere Energy, Inc.*	7,114	617,068
Chevron Corp.	180,156	18,869,540
ConocoPhillips	668,122	40,688,630
Devon Energy Corp.(a)	141,164	4,120,577
Enbridge, Inc. (Canada)(a)	8,382	335,615
EOG Resources, Inc.	232,949	19,437,265
Equinor ASA (Norway)	843,811	17,944,781
Equitrans Midstream Corp.	150,600	1,281,606
Exxon Mobil Corp.	293,325	18,502,941
Galp Energia SGPS SA (Portugal)	101,829	1,107,028
Hess Corp.	143,434	12,524,657
Lundin Energy AB (Sweden)	22,912	813,149
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	296,981	4,641,813
Marathon Petroleum Corp.(a)	125,232	7,566,517
NAC Kazatomprom JSC (Kazakhstan), GDR*	22,704	664,528

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Parex Resources, Inc. (Canada)*	16,714	$279,106
Pioneer Natural Resources Co.	6,618	1,075,557
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	182,278	7,077,855
Targa Resources Corp.	112,920	5,019,294
TC Energy Corp. (Canada)(a)	15,033	744,434
Texas Pacific Land Corp.(a)	700	1,119,818
TotalEnergies SE (France)	457,648	20,729,060
TotalEnergies SE (France), ADR(a)	158,195	7,159,906

		192,879,172

Paper & Forest Products — 0.1%
Domtar Corp.*	12,200	670,512
Mondi PLC (Austria)	38,710	1,023,808
Stora Enso OYJ (Finland) (Class R Stock)	587,317	10,720,725
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	25,140	412,220
UPM-Kymmene OYJ (Finland)	24,981	946,345
West Fraser Timber Co. Ltd. (Canada)	4,038	289,885

		14,063,495

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,540	13,213,043
L’Oreal SA (France)	47,945	21,411,833
Pola Orbis Holdings, Inc. (Japan)	102,000	2,696,143
Unilever PLC (United Kingdom)	640,404	37,481,235

		74,802,254

Pharmaceuticals — 2.6%
Arvinas, Inc.*	9,616	740,432
Astellas Pharma, Inc. (Japan)	1,542,300	26,862,309
AstraZeneca PLC (United Kingdom), ADR(a)	764,200	45,775,580
Bayer AG (Germany)	261,817	15,938,335
Elanco Animal Health, Inc.*	604,439	20,967,989
Eli Lilly & Co.	272,166	62,467,540
GlaxoSmithKline PLC (United Kingdom), ADR(a)	312,096	12,427,663
Ipsen SA (France)	62,199	6,474,477
Johnson & Johnson	214,666	35,364,077
Merck & Co., Inc.	195,553	15,208,157
Novartis AG (Switzerland)	315,340	28,742,981
Organon & Co.*	19,869	601,236
Otsuka Holdings Co. Ltd. (Japan)	254,300	10,539,891
Pacira BioSciences, Inc.*(a)	17,834	1,082,167
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	7,500	1,061,475
Roche Holding AG (Switzerland)	98,383	37,069,434
Sanofi (France)	270,633	28,403,360
Sanofi (France), ADR(a)	256,658	13,515,610
Takeda Pharmaceutical Co. Ltd. (Japan), ADR(a)	251,723	4,236,498
Zoetis, Inc.	142,664	26,586,863

		394,066,074

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services — 0.5%
ALS Ltd. (Australia)	67,962	$666,224
Booz Allen Hamilton Holding Corp.	18,340	1,562,201
Clarivate PLC (United Kingdom)*(a)	187,721	5,167,959
CoStar Group, Inc.*(a)	128,300	10,625,806
Equifax, Inc.	49,481	11,851,194
Korn Ferry	17,200	1,247,860
Leidos Holdings, Inc.	108,236	10,942,660
Recruit Holdings Co. Ltd. (Japan)	271,700	13,337,951
TechnoPro Holdings, Inc. (Japan)	350,400	8,271,859
Teleperformance (France)	24,348	9,902,328
TransUnion	56,900	6,248,189
Upwork, Inc.*	25,500	1,486,395

		81,310,626

Real Estate Management & Development — 0.2%
CapitaLand Ltd. (Singapore)	163,700	451,911
China Resources Mixc Lifestyle Services Ltd. (China), 144A	33,600	230,471
CTP NV (Netherlands), 144A*	30,033	606,036
Fabege AB (Sweden)	38,780	622,637
Heiwa Real Estate Co. Ltd. (Japan)	10,700	403,698
Hongkong Land Holdings Ltd. (Hong Kong)	124,600	593,517
Howard Hughes Corp. (The)*	7,815	761,650
Kojamo OYJ (Finland)	39,902	912,829
LEG Immobilien SE (Germany)	5,157	743,465
Mitsui Fudosan Co. Ltd. (Japan)	708,500	16,374,095
Opendoor Technologies, Inc.*(a)	165,788	2,939,421
PSP Swiss Property AG (Switzerland)	2,936	373,055
Shurgard Self Storage SA (Belgium)	8,299	401,230
St. Joe Co. (The)(a)	59,800	2,667,678
Sun Hung Kai Properties Ltd. (Hong Kong)	96,166	1,431,133
Tokyo Tatemono Co. Ltd. (Japan)	29,000	412,196
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	110,000	638,862

		30,563,884

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	58,200	8,829,477
CSX Corp.	469,209	15,052,225
J.B. Hunt Transport Services, Inc.	42,681	6,954,869
Lyft, Inc. (Class A Stock)*(a)	11,600	701,568
Norfolk Southern Corp.	55,596	14,755,734
Ryder System, Inc.	37,100	2,757,643
Uber Technologies, Inc.*	138,400	6,936,608

		55,988,124

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*(a)	451,216	42,382,719
Analog Devices, Inc.(a)	25,947	4,467,035
Applied Materials, Inc.	26,358	3,753,379
ASML Holding NV (Netherlands)	44,142	30,421,622
Broadcom, Inc.	104,967	50,052,464
CMC Materials, Inc.	11,100	1,673,214
Cree, Inc.*(a)	14,423	1,412,444
Entegris, Inc.(a)	48,668	5,984,704
Lam Research Corp.	4,149	2,699,754

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lattice Semiconductor Corp.*	33,900	$1,904,502
Marvell Technology, Inc.	126,766	7,394,261
Maxim Integrated Products, Inc.	49,775	5,244,294
Microchip Technology, Inc.	44,866	6,718,235
NVIDIA Corp.	71,760	57,415,176
NXP Semiconductors NV (China)	93,315	19,196,762
ON Semiconductor Corp.*	85,359	3,267,543
QUALCOMM, Inc.	243,548	34,810,316
Renesas Electronics Corp. (Japan)*	530,000	5,708,025
SolarEdge Technologies, Inc.*	2,600	718,562
SUMCO Corp. (Japan)	16,900	414,795
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,036,749	43,537,688
Texas Instruments, Inc.	305,700	58,786,110
Tokyo Electron Ltd. (Japan)	30,500	13,213,807
Xilinx, Inc.	123,982	17,932,756

		419,110,167

Software — 3.7%
Anaplan, Inc.*	22,900	1,220,570
Avalara, Inc.*(a)	25,166	4,071,859
Bill.com Holdings, Inc.*	7,600	1,392,168
Black Knight, Inc.*	29,375	2,290,662
Ceridian HCM Holding, Inc.*	17,500	1,678,600
Citrix Systems, Inc.	117,094	13,731,613
CommVault Systems, Inc.*	24,396	1,907,035
Coupa Software, Inc.*	9,110	2,387,822
Crowdstrike Holdings, Inc. (Class A Stock)*	25,931	6,516,720
Datadog, Inc. (Class A Stock)*	31,000	3,226,480
DocuSign, Inc.*	25,570	7,148,605
Fair Isaac Corp.*	1,300	653,484
Five9, Inc.*	25,346	4,648,203
Fortinet, Inc.*	15,191	3,618,344
HubSpot, Inc.*	10,429	6,077,187
Intuit, Inc.	53,733	26,338,305
Manhattan Associates, Inc.*	9,200	1,332,528
Microsoft Corp.	1,120,424	303,522,862
NortonLifeLock, Inc.(a)	522,328	14,217,768
Nuance Communications, Inc.*	30,800	1,676,752
Palo Alto Networks, Inc.*(a)	9,937	3,687,124
Paylocity Holding Corp.*	21,128	4,031,222
Proofpoint, Inc.*	21,000	3,648,960
RingCentral, Inc. (Class A Stock)*	10,602	3,080,729
salesforce.com, Inc.*	226,859	55,414,848
SAP SE (Germany)	110,164	15,519,556
Slack Technologies, Inc. (Class A Stock)*	73,117	3,239,083
Splunk, Inc.*	22,396	3,238,014
SPS Commerce, Inc.*	21,116	2,108,433
SS&C Technologies Holdings, Inc.	32,369	2,332,510
Trade Desk, Inc. (The) (Class A Stock)*(a)	28,020	2,167,627
VMware, Inc. (Class A Stock)*(a)	6,343	1,014,690
Workday, Inc. (Class A Stock)*	89,777	21,433,361
Zendesk, Inc.*(a)	35,023	5,055,220
Zoom Video Communications, Inc. (Class A Stock)*	71,534	27,685,804

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Zscaler, Inc.*	3,900	$842,634

		562,157,382

Specialty Retail — 1.1%
AutoZone, Inc.*	5,090	7,595,400
Burlington Stores, Inc.*	58,601	18,868,936
CarMax, Inc.*(a)	22,675	2,928,476
Carvana Co.*(a)	8,462	2,554,001
Five Below, Inc.*	17,300	3,343,571
GameStop Corp. (Class A Stock)*(a)	4,795	1,026,801
Home Depot, Inc. (The)	168,184	53,632,196
Kingfisher PLC (United Kingdom)	3,060,704	15,494,603
Lowe’s Cos., Inc.(a)	85,315	16,548,551
Monro, Inc.(a)	9,400	596,994
Murphy USA, Inc.(a)	20,900	2,787,433
O’Reilly Automotive, Inc.*	22,765	12,889,771
RH*(a)	3,400	2,308,600
Ross Stores, Inc.	136,164	16,884,336
TJX Cos., Inc. (The)	140,041	9,441,564
Ulta Beauty, Inc.*	17,064	5,900,219
Williams-Sonoma, Inc.	3,900	622,635

		173,424,087

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	2,197,672	300,993,157
Dell Technologies, Inc. (Class C Stock)*	12,000	1,196,040
Pure Storage, Inc. (Class A Stock)*(a)	87,544	1,709,734
Samsung Electronics Co. Ltd. (South Korea)	426,265	30,572,977

		334,471,908

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.*	48,000	2,745,120
Dr. Martens PLC (United Kingdom)*	271,452	1,680,615
EssilorLuxottica SA (France)	64,758	11,967,222
Kering SA (France)	13,218	11,598,279
Lululemon Athletica, Inc.*	37,816	13,801,705
Moncler SpA (Italy)	190,548	12,932,722
NIKE, Inc. (Class B Stock)	205,483	31,745,069
Samsonite International SA, 144A*	2,088,300	4,285,936
Steven Madden Ltd.	30,000	1,312,800
VF Corp.	101,796	8,351,344

		100,420,812

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.(a)	155,500	1,831,790
Housing Development Finance Corp. Ltd. (India)	251,507	8,401,139
PennyMac Financial Services, Inc.(a)	50,080	3,090,938
Rocket Cos., Inc. (Class A Stock)	3,500	67,725
WSFS Financial Corp.	58,159	2,709,628

		16,101,220

Tobacco — 0.3%
Altria Group, Inc.	285,370	13,606,442
Philip Morris International, Inc.(a)	281,646	27,913,935

		41,520,377

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors — 0.3%
Air Lease Corp.	38,800	$1,619,512
Ashtead Group PLC (United Kingdom)	220,752	16,415,857
Bunzl PLC (United Kingdom)	190,071	6,272,304
GMS, Inc.*	33,600	1,617,504
Mitsubishi Corp. (Japan)	296,900	8,115,549
Rush Enterprises, Inc. (Class A Stock)	57,825	2,500,353
Sumitomo Corp. (Japan)	639,000	8,586,977

		45,128,056

Water Utilities — 0.0%
California Water Service Group	28,039	1,557,286
Essential Utilities, Inc.(a)	17,128	782,750

		2,340,036

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	111,900	7,806,483
T-Mobile US, Inc.*	83,870	12,146,892
Vodafone Group PLC (United Kingdom), ADR(a)	672,941	11,527,480

		31,480,855

TOTAL COMMON STOCKS (cost $5,445,900,076)		8,180,289,105

PREFERRED STOCKS — 0.1%
Communications Equipment — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%, Maturing 06/01/23	594	749,973

Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 03/15/22(a)	40,450	1,987,309
American Electric Power Co., Inc., CVT, 6.125%, Maturing 08/15/23(a)	22,918	1,174,318
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	51,052	2,499,506
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	36,048	1,825,110

		7,486,243

Health Care Equipment & Supplies — 0.0%
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	1,276	1,882,444

Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%, Maturing 05/15/22	26,885	2,945,521

Multi-Utilities — 0.0%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21	3,660	361,498

TOTAL PREFERRED STOCKS (cost $10,746,227)		13,425,679

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 2.2%

Automobiles — 0.7%
AmeriCredit Automobile Receivables Trust,
Series 2017-01, Class C
2.710%	08/18/22	37	$36,818
Series 2020-01, Class C
1.590%	10/20/25	3,525	3,584,902
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,475,615
Series 2021-01, Class C
0.890%	10/19/26	3,770	3,763,868
Series 2021-02, Class C
1.010%	01/19/27	5,125	5,155,380
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,550	2,619,780
Series 2017-2A, Class A, 144A
2.970%	03/20/24	3,118	3,236,351
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	9,370,027
Series 2019-02A, Class A, 144A
3.350%	09/22/25	1,560	1,673,057
Series 2020-01A, Class B, 144A
2.680%	08/20/26	1,395	1,449,287
CarMax Auto Owner Trust,
Series 2020-01, Class D
2.640%	07/15/26	7,660	7,901,712
Series 2021-01, Class C
0.940%	12/15/26	1,920	1,909,841
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	2,780	2,796,382
Enterprise Fleet Financing LLC,
Series 2019-01, Class A2, 144A
2.980%	10/20/24	1,074	1,082,682
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26	9,120	9,114,426
Series 2021-02A, Class C
0.980%	06/15/26	2,150	2,154,271
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	5,865	6,306,128
Series 2020-02, Class C, 144A
1.740%	04/15/33	4,520	4,541,808
GM Financial Automobile Leasing Trust,
Series 2020-01, Class C
2.040%	12/20/23	1,620	1,646,697
Series 2021-02, Class C
1.010%	05/20/25	385	384,260
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class B
3.120%	12/18/23	2,500	2,549,376
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	2,402,348
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C
3.350%	07/17/23	148	148,225

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-03, Class C
1.120%	01/15/26	5,975	$6,027,868
Series 2020-03, Class D
1.640%	11/16/26	5,160	5,225,967
Santander Retail Auto Lease Trust,
Series 2019-A, Class B, 144A
3.010%	05/22/23	3,990	4,039,249
Series 2019-C, Class D, 144A
2.880%	06/20/24	3,525	3,623,188
Series 2020-A, Class C, 144A
2.080%	03/20/24	5,595	5,716,872
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,686,285

			104,622,670

Collateralized Loan Obligations — 0.8%
Barings CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.988%(c)	01/20/28	3,377	3,362,882
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.268%(c)	07/20/28	3,222	3,222,061
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.184%(c)	07/28/28	1,523	1,522,404
CBAM Ltd. (Cayman Islands),
Series 2019-09A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.464%(c)	02/12/30	1,765	1,765,790
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.179%(c)	04/20/34	3,870	3,861,040
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
1.036%(c)	10/25/27	5,261	5,240,048
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.338%(c)	10/20/28	3,795	3,792,966
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.200%(c)	07/15/34	4,820	4,819,990
KKR CLO Ltd. (Cayman Islands),
Series 13, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.984%(c)	01/16/28	4,284	4,265,738
Series 29A, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.641%(c)	01/15/32	4,945	4,874,562
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.273%(c)	07/20/34	3,360	3,360,638

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.514%(c)	10/15/32	12,175	$12,189,744
Series 2019-37A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.484%(c)	07/15/32	1,060	1,060,120
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.476%(c)	10/25/32	7,315	7,323,731
Series 2020-25A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.455%(c)	01/25/32	3,560	3,567,090
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.240%(c)	04/15/34	4,435	4,421,966
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-32A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
1.180%(c)	01/20/32	8,580	8,560,701
Series 2021-40A, Class A, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.248%(c)	04/16/33	2,485	2,480,920
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
0.000%(c)	07/17/35	2,985	2,985,000
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.308%(c)	07/20/29	4,460	4,460,265
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.200%(c)	07/17/29	6,558	6,551,710
Palmer Square CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.526%(c)	11/15/31	3,895	3,909,123
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.256%(c)	07/15/34	4,120	4,149,429
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.488%(c)	07/20/32	9,690	9,693,486
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.834%(c)	01/16/32	6,375	6,362,402
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.189%(c)	04/20/33	2,535	2,534,293

			120,338,099

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.0%
MVW LLC,
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	2,043	$2,039,869

Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,861,089
Series 2019-01, Class B
3.070%	10/15/24	9,570	9,757,091

			12,618,180

Equipment — 0.0%
CNH Equipment Trust,
Series 2019-A, Class A3
3.010%	04/15/24	2,047	2,080,045
MMAF Equipment Finance LLC,
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	442	443,360
Series 2020-A, Class A4, 144A
1.400%	08/09/30	2,455	2,450,301

			4,973,706

Other — 0.1%
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,547	2,741,415
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	3,441	3,538,904
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	102	102,159
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,730	1,734,842
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	298	305,106
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	1,152	1,173,565
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	2,316	2,365,487
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	4,675	4,924,769
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	1,250	1,293,025
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	2,959	2,965,458

			21,144,730

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.0%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	1,033	$1,044,122
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	260	263,392
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	382	391,893
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	223	223,867
Towd Point Mortgage Trust,
Series 2015-05, Class A1B, 144A
2.750%(cc)	05/25/55	33	33,065
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	251	258,087

			2,214,426

Student Loans — 0.5%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	798	810,064
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	1,466	1,486,147
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	4,563	4,650,869
Series 2019-GA, Class A, 144A
2.400%	10/15/68	3,320	3,388,205
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	7,210	7,317,327
Series 2020-CA, Class A2A, 144A
2.150%	11/15/68	3,275	3,364,567
Series 2020-GA, Class A, 144A
1.170%	09/16/69	2,022	2,030,733
Series 2021-A, Class A, 144A
0.840%	05/15/69	2,023	2,018,887
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.442%(c)	03/25/67	1,333	1,332,379
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
0.472%(c)	03/25/67	3,073	3,072,053
Nelnet Student Loan Trust,
Series 2020-01A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.832%(c)	03/26/68	1,894	1,889,417
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	438	443,478
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.023%(c)	08/16/32	4,305	4,393,894
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	584	598,331

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	1,461	$1,496,613
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	890	909,357
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	5,191	5,464,553
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.821%(c)	01/15/37	2,785	2,792,896
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	3,580	3,769,162
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,780	1,829,650
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	2,790	2,799,423
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	8,313	8,187,666
Series 2021-B, Class A, 144A
1.310%	07/17/51	8,955	8,919,789

			72,965,460

TOTAL ASSET-BACKED SECURITIES (cost $337,306,784)			340,917,140

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.223%(c)	04/15/34	5,045	5,046,501
Ashford Hospitality Trust,
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.323%(c)	04/15/35	3,185	3,178,893
Austin Fairmont Hotel Trust,
Series 2019-FAIR, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.123%(c)	09/15/32	5,000	5,003,130
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	2,204,114
Series 2019-BN21, Class AS
3.093%	10/17/52	4,045	4,335,986
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class B
3.152%(cc)	04/15/53	4,000	4,293,808
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,464,552
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.373%(c)	04/15/34	9,770	9,764,122
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.873%(c)	05/15/30	5,200	5,206,408

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class AS
3.116%	11/15/52	9,790	$10,533,302
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	1,500	1,618,992
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,202,089
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,351,563
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,258,835
Series 2018-B02, Class C
4.827%(cc)	03/10/51	2,545	2,614,378
Cold Storage Trust,
Series 2020-ICE05, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.133%)
1.373%(c)	11/15/37	3,691	3,701,544
Commercial Mortgage Trust,
Series 2014-UBS05, Class A4
3.838%	09/10/47	4,400	4,769,962
Series 2015-LC21, Class B
4.479%(cc)	07/10/48	3,055	3,342,987
Series 2015-LC23, Class A2
3.221%	10/10/48	5,317	5,367,894
Series 2015-PC01, Class B
4.464%(cc)	07/10/50	1,505	1,637,828
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	1,988,204
Series 2020-CBM, Class C, 144A
3.402%	02/10/37	10,025	9,923,741
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A4
4.053%	03/15/52	4,305	4,905,654
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,995,524
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2019-K92, Class B, 144A
4.337%(cc)	05/25/52	1,965	2,232,184
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month LIBOR + 1.334% (Cap N/A, Floor 1.334%)
1.407%(c)	12/15/36	3,415	3,416,046
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.706%(c)	12/15/36	3,180	3,181,165
GS Mortgage Securities Corp. II,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.673%(c)	05/15/26	3,395	3,396,160
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.373%(c)	06/15/36	6,370	6,357,891

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	$3,331,878
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.700%)
1.023%(c)	01/15/33	1,525	1,528,948
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.443%(c)	10/15/33	5,195	5,207,943
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class C, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.073%(c)	12/15/37	1,870	1,869,437
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B, 144A, 1 Month LIBOR + 1.101% (Cap N/A, Floor 1.101%)
1.174%(c)	04/15/38	4,755	4,757,978
MHC Trust,
Series 2021-MHC02, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.373%(c)	05/15/23	4,845	4,852,739
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	901,256
Series 2017-C34, Class C
4.318%(cc)	11/15/52	2,065	2,218,761
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.166%(cc)	05/15/48	325	354,343
Series 2017-ASHF, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.923%(c)	11/15/34	6,393	6,389,226
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	4,256,202
Series 2019-H07, Class A4
3.261%	07/15/52	4,872	5,312,422
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	2,196,957
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class C
4.436%(cc)	07/15/58	545	581,635
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,974,960
Series 2019-C50, Class B
4.192%	05/15/52	1,895	2,139,126
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,977,062
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	1,030,427

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $167,882,266)			172,174,757

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS — 0.0%
Banks — 0.0%
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, 144A
0.125%	01/01/23		425	$473,180

Internet — 0.0%
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28	(a)	308	1,091,395

Lodging — 0.0%
Huazhu Group Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.000%	05/01/26		326	469,070

Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		640	653,846
Liberty Broadband Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	09/30/50		470	495,873

				1,149,719

Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45		967	812,584

Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/23		690	710,371

TOTAL CONVERTIBLE BONDS (cost $4,039,897)				4,706,319

CORPORATE BONDS — 14.6%
Advertising — 0.1%
Advantage Sales & Marketing, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/15/28	(a)	1,775	1,876,555
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	(a)	1,350	1,398,425
7.750%	04/15/28	(a)	2,475	2,592,428
MDC Partners, Inc.,
Gtd. Notes, 144A
7.500%	05/01/24	(a)	4,123	4,181,810
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29	(a)	295	296,599
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	(a)	4,460	4,816,295
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24		5,825	6,343,096

				21,505,208

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense — 0.0%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		1,300	$1,374,437
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.750%	01/15/28		150	182,205
TransDigm, Inc.,
Gtd. Notes
7.500%	03/15/27		340	362,103
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	(a)	4,185	4,414,372

				6,333,117

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		3,100	3,317,177
4.700%	04/02/27		10,000	11,297,869
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		1,235	1,236,532
Gtd. Notes, 144A
3.950%	06/15/25		4,500	4,912,283
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		208	251,133
6.150%	09/15/43		229	289,084
7.250%	06/15/37		610	822,522

				22,126,600

Airlines — 0.3%
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22	(a)	850	850,672
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25		2,415	3,030,364
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		4,020	4,267,790
5.750%	04/20/29		3,630	3,925,561
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		705	822,639
Sr. Unsec’d. Notes
7.375%	01/15/26	(a)	1,750	2,053,911
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		760	818,200
4.750%	10/20/28		2,890	3,216,194
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26		1,020	1,094,744
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		8,740	9,622,793

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24		1,120	$745,161
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29	(a)	1,233	1,225,275
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	(a)	774	772,584
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	01/15/25	(a)	555	577,116
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,390	2,474,211
4.625%	04/15/29		2,590	2,682,709

				38,179,924

Apparel — 0.0%
Crocs, Inc.,
Gtd. Notes, 144A
4.250%	03/15/29		2,300	2,352,435
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	(a)	418	426,779
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26		210	215,604
6.375%	05/15/25		1,010	1,074,093

				4,068,911

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26		4,135	4,154,891
2.450%	03/02/31	(a)	1,545	1,581,710
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23		535	597,033
9.000%	04/22/25		2,801	3,451,574
9.625%	04/22/30		85	121,842
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.125%	06/16/25	(a)	775	853,206
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		1,810	1,999,357
4.300%	07/13/25		3,790	4,189,871
4.350%	04/09/25		1,745	1,929,624
Sr. Unsec’d. Notes
5.100%	01/17/24		6,745	7,428,613
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25		1,790	1,814,000
2.375%	02/10/23		3,740	3,835,094

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.750%	10/15/25	(a)	1,040	$1,141,642
Navistar International Corp.,
Sr. Sec’d. Notes, 144A
9.500%	05/01/25	(a)	450	482,063
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24		2,275	2,403,845
3.200%	09/26/26		13,965	15,108,345
4.625%	11/13/25		1,655	1,882,009
4.750%	11/13/28		3,770	4,472,579

				57,447,298

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	1,000	1,028,733
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	(a)	5,880	6,409,592
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	(a)	2,263	2,410,262
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		735	755,909
5.625%	06/15/28	(a)	1,145	1,237,041
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	04/30/31	(a)	1,580	1,656,102
9.500%	05/31/25		480	536,456
Gtd. Notes, 144A
5.000%	07/15/29	(a)	1,930	2,017,034
5.250%	07/15/31	(a)	1,025	1,068,755
Meritor, Inc.,
Gtd. Notes, 144A
6.250%	06/01/25	(a)	1,135	1,208,190
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	(a)	1,515	1,507,298
5.375%	12/15/24	(a)	2,065	2,078,618
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	(a)	1,635	1,681,949
7.875%	01/15/29	(a)	975	1,101,012
Wheel Pros, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	(a)	1,575	1,592,719

				26,289,670

Banks — 2.2%
Akbank T.A.S. (Turkey),
Sr. Unsec’d. Notes, EMTN
5.125%	03/31/25		1,100	1,107,352
Banco Davivienda SA (Colombia),
Jr. Sub. Notes, 144A
6.650%(ff)	04/22/31	(oo)	1,300	1,362,412

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		1,100	$1,207,403
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%(ff)	06/18/24	(oo)	1,480	1,649,459
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31	(a)(oo)	620	643,994
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	09/27/24	(oo)	800	861,292
7.625%(ff)	01/10/28	(oo)	400	453,287
8.375%(ff)	10/14/30	(oo)	650	786,871
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		2,200	2,129,068
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Jr. Sub. Notes
8.500%(ff)	01/20/22	(oo)	1,500	1,541,250
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		730	828,457
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.490%	05/28/30		5,600	6,046,362
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29		1,600	1,627,392
Bangkok Bank PCL (Thailand),
Sub. Notes, EMTN
3.733%(ff)	09/25/34		6,350	6,587,761
Bank Muscat SAOG (Oman),
Sr. Unsec’d. Notes, EMTN
4.750%	03/17/26		1,500	1,555,971
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26		2,036	2,083,653
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		3,730	3,839,699
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		10,425	10,115,715
1.922%(ff)	10/24/31		7,600	7,407,580
2.496%(ff)	02/13/31		22,000	22,493,626
3.248%	10/21/27	(a)	3,171	3,439,705
4.271%(ff)	07/23/29		1,685	1,936,469
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	(a)	3,220	3,401,382
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24		2,155	2,297,431
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33		1,800	1,878,643
5.350%(ff)	11/12/29		600	635,164

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		1,835	$1,812,253
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		5,000	5,267,670
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26		8,705	9,312,930
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31		6,680	7,506,979
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24		2,785	2,814,958
3.001%(ff)	09/20/22		1,190	1,195,802
3.244%(ff)	12/20/25		2,030	2,160,600
3.875%	09/12/23		5	5,323
5.375%	01/12/24		3,450	3,826,784
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes, 144A
7.250%	10/23/23		930	1,004,796
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25	(oo)	1,200	1,295,767
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27		825	830,334
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		3,525	3,514,181
3.691%(ff)	06/05/28		3,450	3,810,212
4.223%(ff)	05/01/29		7,630	8,710,941
Grupo Aval Ltd. (Colombia),
Gtd. Notes
4.375%	02/04/30		800	790,331
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26		6,955	7,153,758
4.292%(ff)	09/12/26		365	406,226
4.950%	03/31/30		12,145	14,657,272
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		1,600	1,614,103
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.764%(ff)	11/19/31		5,375	5,162,258
2.083%(ff)	04/22/26		6,980	7,217,976
2.182%(ff)	06/01/28		4,520	4,626,019
2.522%(ff)	04/22/31	(a)	8,060	8,283,448
2.739%(ff)	10/15/30		5,115	5,363,192
3.109%(ff)	04/22/51		2,530	2,622,679
Sub. Notes
2.956%(ff)	05/13/31		8,675	9,117,342
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27		1,615	1,626,128
3.217%(ff)	04/22/42		1,010	1,068,708

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		15,000	$15,712,504
3.772%(ff)	01/24/29		14,290	16,047,106
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32		5,005	4,814,457
1.928%(ff)	04/28/32		1,270	1,235,169
National Bank of Uzbekistan (Uzbekistan),
Sr. Unsec’d. Notes
4.850%	10/21/25		1,500	1,571,259
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		4,060	4,337,086
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27		6,500	6,799,871
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		7,540	7,554,002
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		2,586	2,714,077
4.644%(ff)	04/01/31	(a)	7,990	9,345,162
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		2,915	2,895,841
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		2,135	2,216,528
3.068%(ff)	04/30/41		6,475	6,639,707
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		2,540	2,633,778
2.572%(ff)	02/11/31		15,975	16,536,878
2.879%(ff)	10/30/30		10,535	11,158,767
5.013%(ff)	04/04/51		2,765	3,787,832
Sub. Notes, GMTN
4.300%	07/22/27		2,695	3,070,994
Yapi ve Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, EMTN
5.850%	06/21/24		200	205,471

				329,972,857

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		5,935	8,160,385
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29		2,720	2,738,841

				10,899,226

Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		580	593,944
3.750%	05/01/28		7,560	8,123,931

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
5.450%	11/19/29		700	$770,111
CP Atlas Buyer, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	12/01/28	(a)	795	823,795
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	07/15/25		900	970,822
PGT Innovations, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26		2,980	3,140,819
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		1,230	1,303,358
6.500%	03/15/27		2,360	2,495,223

				18,222,003

Chemicals — 0.2%
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/28		855	876,198
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		9,560	10,638,774
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		1,600	2,059,710
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26		EUR 325	396,013
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	320,592
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,233,046
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	10/15/27	(a)	1,665	1,798,012
5.250%	12/15/29	(a)	720	777,945
Neon Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26		1,975	2,148,104
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
4.625%	10/15/25		815	850,664
SCIH Salt Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/28	(a)	1,515	1,520,909
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29		1,500	1,516,786

				24,136,753

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services — 0.3%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26		GBP	345	$496,328
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29			500	522,221
Sr. Unsec’d. Notes, 144A
4.200%	08/04/27			740	772,570
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28			1,515	1,541,497
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26			2,870	3,043,105
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27			5,245	5,777,632
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27			235	244,054
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.750%	07/15/27			790	829,064
5.750%	07/15/27			245	255,675
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28			3,820	3,787,916
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29			2,125	2,305,728
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29			720	731,514
4.500%	07/01/28	(a)		950	1,004,288
Hutama Karya Persero PT (Indonesia),
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30			440	471,078
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30			1,410	1,576,374
IPD 3 BV (France),
Sr. Sec’d. Notes, 144A
5.500%	12/01/25		EUR	255	314,627
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27			1,015	1,056,962
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29			2,400	2,362,984
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	(a)		2,295	2,394,911
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29			1,085	1,087,334
5.625%	10/01/28			910	961,259

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	(a)		1,819	$1,938,429
Sr. Sec’d. Notes, 144A
3.375%	08/31/27	(a)		400	388,041
5.750%	04/15/26	(a)		1,805	1,996,690
Rent-A-Center Inc,
Gtd. Notes, 144A
6.375%	02/15/29			1,750	1,876,004
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25	(a)		860	934,837
9.250%	04/15/25			1,265	1,503,955
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
4.625%	11/01/26			490	512,022
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36			298	296,309
Sr. Sec’d. Notes, 144A
5.750%	10/10/36			463	459,280
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31	(a)		1,945	1,953,545
3.375%	03/22/27			1,255	1,361,061
4.125%	02/02/26	(a)		3,405	3,792,912

					48,550,206

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50			1,635	1,602,483
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26		EUR	525	653,143
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
4.000%	07/01/29			600	613,572
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30			800	834,932
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30			555	579,234
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28	(a)		3,180	3,465,037
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	(a)		395	407,118

					8,155,519

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28			50	51,218
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27			1,230	1,290,788

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale (cont’d.)
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	(a)	1,045	$1,099,639
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	(a)	2,230	2,344,143

				4,785,788

Diversified Financial Services — 0.9%
Advisor Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27	(a)	1,720	1,908,007
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25		445	471,580
4.625%	07/01/22		7,415	7,712,388
4.875%	01/16/24	(a)	1,140	1,241,518
6.500%	07/15/25		300	351,758
Aretec Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29	(a)	3,450	3,561,212
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		3,125	3,331,800
4.375%	05/01/26		2,395	2,602,481
5.125%	10/01/23		4,315	4,665,039
5.500%	01/15/23		565	600,056
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		2,065	2,340,831
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	17,524	18,331,960
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24		1,260	1,359,578
4.250%	04/30/25		4,470	4,981,220
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		5,145	5,614,505
4.100%	02/09/27		9,100	10,197,446
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/26		1,420	1,469,006
GE Capital Funding LLC,
Gtd. Notes
3.450%	05/15/25	(a)	8,100	8,806,701
Genworth Mortgage Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25	(a)	2,340	2,578,493
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24		1,400	1,486,662
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	(a)	1,210	1,128,533

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		15,070	$14,304,650
2.650%	09/15/40		2,295	2,199,349
Kuwait Projects Co. SPC Ltd. (Kuwait),
Gtd. Notes
4.229%	10/29/26		800	793,917
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		1,255	1,263,943
4.375%	05/15/31		240	243,270
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	(a)	2,675	2,737,784
3.200%	04/06/41		1,150	1,202,522
Gtd. Notes, 144A, MTN
2.000%	04/06/28	(a)	3,645	3,685,623
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30		1,165	1,169,607
6.500%	05/01/28	(a)	2,590	2,710,165
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28		3,100	3,116,201
5.875%	10/25/24		290	313,517
6.750%	06/25/25	(a)	815	902,072
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	(a)	1,300	1,404,998
OneMain Finance Corp.,
Gtd. Notes
6.125%	03/15/24		75	80,736
6.625%	01/15/28		275	316,477
7.125%	03/15/26		510	594,281
8.250%	10/01/23		505	571,561
8.875%	06/01/25	(a)	520	576,248
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	(a)	1,925	1,854,785
5.375%	10/15/25		1,260	1,326,181
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25	(a)	1,575	1,692,786
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	(a)	855	934,447
4.375%	03/19/24		1,155	1,257,906
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29	(a)	1,595	1,595,989

				131,589,789

Electric — 0.8%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes
5.950%	12/15/39		1,299	1,550,045

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
AES Gener SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79		825	$880,627
7.125%(ff)	03/26/79		1,400	1,501,476
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		2,260	2,360,274
4.350%	08/01/28		3,535	3,985,345
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18	(d)	900	13,500
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28		75	76,483
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		2,285	2,627,253
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	637,787
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34		500	552,517
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25		605	648,654
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25		140	155,146
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		1,230	1,348,544
3.625%	05/25/27		5,505	6,052,821
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, EMTN
6.750%	08/06/23		500	522,759
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		850	1,162,508
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51		925	938,830
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48		700	717,769
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		1,195	1,339,357
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25		2,000	2,006,550
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29		350	350,914
Sr. Sec’d. Notes, 144A
5.125%	05/07/29		525	526,371

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		63	$66,691
4.500%	09/15/27	(a)	1,600	1,733,668
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,340	1,429,069
6.625%	01/15/27		1,865	1,930,685
7.250%	05/15/26		2,160	2,243,762
Gtd. Notes, 144A
5.250%	06/15/29	(a)	925	984,919
Sr. Sec’d. Notes, 144A
4.450%	06/15/29		2,055	2,272,129
Oryx Funding Ltd. (Oman),
Gtd. Notes, 144A
5.800%	02/03/31		230	243,060
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	(a)	2,700	2,622,851
2.500%	02/01/31		3,980	3,734,271
3.300%	08/01/40	(a)	3,305	3,005,679
3.950%	12/01/47		2,265	2,104,329
4.550%	07/01/30	(a)	10,205	10,916,675
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		345	357,114
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29		2,265	2,403,938
4.875%	07/17/49		440	479,153
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28	(a)	3,075	3,111,777
5.250%	07/01/30	(a)	1,370	1,388,470
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	(a)	685	712,136
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		1,340	1,784,055
Saudi Electricity Global Sukuk Co. 4 (Saudi Arabia),
Sr. Unsec’d. Notes
4.723%	09/27/28		5,800	6,827,768
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		1,586	1,720,309
3.400%	02/01/28		6,380	7,010,298
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43		605	740,100
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.850%	05/07/44		1,200	1,571,724
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/04/27		700	770,408

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	(a)	2,645	$2,724,657
TNB Global Ventures Capital Bhd (Malaysia),
Sr. Unsec’d. Notes, EMTN
3.244%	10/19/26		6,400	6,842,075
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	(a)	975	1,005,982
5.625%	02/15/27		1,625	1,688,664
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		6,850	7,241,092
Sr. Unsec’d. Notes, 144A
4.375%	05/01/29		5,455	5,483,777

				117,106,815

Electronics — 0.0%
AAC Technologies Holdings, Inc. (China),
Sr. Unsec’d. Notes
2.625%	06/02/26		1,175	1,189,310
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25		4,035	4,378,722
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		637	739,854

				6,307,886

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		11,171	11,277,140
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		1,560	1,609,175

				12,886,315

Entertainment — 0.3%
Affinity Gaming,
Sr. Sec’d. Notes, 144A
6.875%	12/15/27		340	361,497
Bally’s Corp.,
Gtd. Notes, 144A
6.750%	06/01/27		1,765	1,881,994
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29		1,270	1,315,428
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		1,430	1,516,834
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27	(a)	4,025	4,479,124
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25	(a)	920	969,450

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		1,895	$1,991,310
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	(a)	1,280	1,319,474
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		1,517	1,533,095
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes, 144A
6.500%	10/01/28	(a)	770	830,826
Sr. Sec’d. Notes, 144A
5.500%	05/01/25		1,590	1,662,507
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.500%	04/01/27	(a)	1,635	1,706,027
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28	(a)	1,055	1,081,855
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29		980	980,000
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	(a)	615	640,470
5.250%	01/15/29		1,120	1,201,130
6.500%	02/15/25	(a)	265	296,502
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/29	(a)	1,460	1,540,212
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29		1,210	1,212,074
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27		2,655	2,849,341
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	11/01/26		870	882,853
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28		1,760	1,922,750
7.250%	11/15/29		3,475	3,919,736
8.250%	03/15/26		1,315	1,412,152
8.625%	07/01/25	(a)	1,185	1,296,899
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25		310	334,087
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	(a)	725	775,839

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	(a)	690	$730,229

				40,643,695

Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.750%	06/15/29	(a)	2,210	2,296,366
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28		1,505	1,519,794
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		1,450	1,475,467

				5,291,627

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27	(a)	430	449,569
4.875%	02/15/30		6,330	6,750,791
5.875%	02/15/28	(a)	1,525	1,643,065
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	1,395	1,451,223
Sr. Sec’d. Notes, 144A
4.625%	11/15/28		400	413,966
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26		865	892,180
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24		1,100	1,137,021
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31		985	1,121,060
6.875%	01/26/39	(a)	270	387,835
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		55	64,066
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26		735	746,557
Tingyi Cayman Islands Holding Corp. (China),
Sr. Unsec’d. Notes
1.625%	09/24/25		930	924,550
United Natural Foods, Inc.,
Gtd. Notes, 144A
6.750%	10/15/28	(a)	1,200	1,290,721

				17,272,604

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50		1,200	1,375,529

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper (cont’d.)
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26	(a)	745	$765,622
Sr. Unsec’d. Notes, 144A
5.125%	02/01/29	(a)	1,520	1,563,256

				3,704,407

Gas — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25		3,760	4,123,061
4.250%	07/15/27		2,600	2,939,155
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	06/15/23	(oo)	815	869,536
Sr. Unsec’d. Notes
1.700%	02/15/31		2,295	2,173,552
3.600%	05/01/30	(a)	2,155	2,385,813

				12,491,117

Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23	(a)	1,060	1,064,985

Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	(a)	1,790	1,889,093
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/28		55	60,136
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	(a)	1,615	1,747,483

				3,696,712

Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29		930	974,103
Akumin, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	11/01/25	(a)	1,995	2,068,636
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	(a)	4,335	4,279,561
3.000%	10/15/30	(a)	8,995	9,244,466
4.250%	12/15/27	(a)	1,700	1,793,378
4.625%	12/15/29		4,150	4,568,400
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	04/01/28	(a)	680	672,592
Sec’d. Notes, 144A
6.125%	04/01/30	(a)	850	862,736
6.875%	04/15/29	(a)	2,725	2,861,508
Sr. Sec’d. Notes, 144A
6.000%	01/15/29	(a)	1,250	1,337,935

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
8.000%	12/15/27	(a)	1,340	$1,489,993
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26		3,419	3,567,456
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28		330	391,414
5.875%	02/01/29		1,000	1,207,981
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	(a)	2,560	3,089,392
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	(a)	735	743,943
6.750%	04/15/25		555	591,146
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22	(a)	1,310	1,372,061
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28	(a)	1,025	1,070,644
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28	(a)	3,345	3,707,151
RP Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
5.250%	12/15/25	(a)	525	548,386
St. Joseph’s Univ. Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27		8,000	8,955,412
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27	(a)	1,245	1,367,361
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	(a)	1,880	2,000,434
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	(a)	880	949,393
Sr. Unsec’d. Notes
6.875%	11/15/31		780	883,559
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	(a)	1,285	1,295,654
2.750%	05/15/40		1,690	1,710,202
3.700%	08/15/49		5,500	6,309,798
4.450%	12/15/48		2,250	2,879,603
US Renal Care, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	07/15/27		1,250	1,310,119

				74,104,417

Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,870	1,887,272

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Picasso Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/25	(a)	893	$945,452
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28		190	195,157
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		545	590,560
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		735	784,902
Winnebago Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/15/28		675	729,540

				5,132,883

Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28		1,095	1,281,310
WASH Multifamily Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		1,735	1,811,829

				3,093,139

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	(a)	480	492,285

Housewares — 0.0%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25		1,280	1,371,382
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.950%	03/14/26		1,495	1,662,380

				3,033,762

Insurance — 0.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.125%	08/01/26		3,913	4,424,256
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	(a)	720	811,661
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		6,225	6,991,172
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27	(a)	2,595	2,728,451
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	(a)	2,555	2,710,980

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		1,480	$1,679,024
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		6,985	8,008,117
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27		2,030	2,169,365
HUB International Ltd.,
Gtd. Notes, 144A
7.000%	05/01/26	(a)	3,790	3,929,715
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	(a)	1,250	1,266,574
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/28		365	386,990
NMI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	06/01/25	(a)	375	429,510

				35,535,815

Internet — 0.2%
ANGI Group LLC,
Gtd. Notes, 144A
3.875%	08/15/28	(a)	750	746,968
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22		8,965	9,156,267
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	(a)	1,680	1,766,443
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/30		365	371,185
4.625%	06/01/28		755	784,299
5.625%	02/15/29	(a)	1,590	1,726,165
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28		2,715	3,335,268
6.375%	05/15/29	(a)	3,050	3,888,907
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	(a)	2,570	3,122,126
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	(a)	4,855	5,326,840
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25		745	803,874
7.500%	09/15/27		980	1,076,795
8.000%	11/01/26	(a)	1,820	1,961,501
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	(a)	1,045	1,186,560

				35,253,198

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Investment Companies — 0.0%
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29			1,500	$1,529,954
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	(a)		620	641,774
6.250%	05/15/26	(a)		700	742,604

					2,914,332

Iron/Steel — 0.1%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	(a)		2,490	2,615,311
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	(a)		2,780	3,069,987
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	10/17/25	(a)		430	502,977
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26			1,175	1,274,644
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29			1,815	1,906,002

					9,368,921

Leisure Time — 0.1%
Carnival Corp.,
Sec’d. Notes, 144A
9.875%	08/01/27	(a)		1,850	2,159,890
Sr. Sec’d. Notes, 144A
11.500%	04/01/23			660	745,241
Sr. Unsec’d. Notes, 144A
7.625%	03/01/26	(a)		2,775	3,023,662
Deuce Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	06/15/27		GBP	440	609,295
Life Time, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	01/15/26			245	253,863
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26			1,315	1,377,490
Sr. Sec’d. Notes, 144A
10.250%	02/01/26			915	1,070,716
NCL FINANCE Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28			235	246,312
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23			180	197,590
Sr. Sec’d. Notes, 144A
10.875%	06/01/23			1,580	1,801,437
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	(a)		5,215	5,471,152

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
TUI Cruises GmbH (Germany),
Sr. Unsec’d. Notes, 144A
6.500%	05/15/26		EUR	229	$281,797
Viking Cruises Ltd.,
Sr. Sec’d. Notes, 144A
13.000%	05/15/25	(a)		425	499,817
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	(a)		1,080	1,127,195

					18,865,457

Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	(a)		1,290	1,380,202
Gtd. Notes, 144A
5.375%	05/01/25			365	384,432
5.750%	05/01/28	(a)		610	659,966
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	(a)		115	119,987
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	(a)		1,025	1,075,672
3.500%	08/18/26	(a)		1,680	1,785,981
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25			560	646,623
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	(a)		1,530	1,591,935
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29			1,325	1,396,981
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27			1,450	1,484,965
5.250%	06/18/25			1,295	1,345,249
5.875%	05/15/26	(a)		995	1,043,272
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)		1,200	1,283,221
Studio City Finance Ltd. (Macau),
Gtd. Notes, 144A
6.500%	01/15/28			200	213,731
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27	(a)		700	751,711
5.500%	03/01/25	(a)		157	168,973
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26			1,590	1,663,795
5.625%	08/26/28			1,440	1,505,067

					18,501,763

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29		1,475	$1,500,453

Machinery-Diversified — 0.1%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29	(a)	975	1,002,291
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.875%	08/15/26		1,250	1,291,568
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	(a)	3,550	3,739,596
Vertical Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28	(a)	2,965	3,214,580

				9,248,035

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	(a)	3,910	3,847,804
7.500%	05/15/26	(a)	1,760	1,830,400
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	(a)	970	1,004,179
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		1,180	1,202,650
4.500%	08/15/30	(a)	2,445	2,550,411
4.500%	06/01/33	(a)	2,710	2,768,335
5.000%	02/01/28		710	744,977
5.375%	06/01/29		2,785	3,043,296
5.750%	02/15/26		211	218,091
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	(a)	3,285	3,360,547
3.700%	04/01/51		4,165	4,144,839
3.750%	02/15/28	(a)	3,860	4,260,571
4.908%	07/23/25		6,000	6,803,259
6.484%	10/23/45		875	1,207,684
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30		7,000	7,365,378
3.900%	03/01/38		1,550	1,777,469
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	(a)	4,785	5,298,875
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		3,160	3,099,487
5.000%	11/15/31	(a)	1,840	1,849,832
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		940	461,038
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	(a)	720	466,517

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		145	$155,717
7.375%	07/01/28	(a)	1,135	1,221,652
7.750%	07/01/26	(a)	2,775	3,141,247
Gtd. Notes, 144A
5.125%	06/01/29		1,060	1,047,652
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28		1,670	1,711,355
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.843%	06/08/25		7,500	7,894,547
4.875%	01/22/30		1,105	1,143,769
5.125%	03/31/27		600	625,240
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	(a)	5,080	5,449,990
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29		1,850	1,911,432
6.750%	10/15/27	(a)	1,800	1,939,509
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27		740	776,916
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	(a)	990	1,024,484
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.000%	07/15/28		4,305	4,441,683
4.625%	07/15/24	(a)	1,605	1,647,974
5.375%	07/15/26	(a)	1,240	1,279,742
5.500%	07/01/29		1,775	1,933,846
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26		2,045	2,187,362
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	(a)	2,835	2,856,309
6.625%	06/01/27	(a)	880	953,510
9.500%	05/01/25		690	760,986
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28	(a)	975	1,053,133
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		920	956,922
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30	(a)	525	529,279
Virgin Media Vendor Financing Notes IV DAC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28	(a)	1,000	1,020,382
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	(a)	3,065	3,502,440

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30		435	$444,952
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		3,077	3,213,234
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		236	245,250

				112,376,153

Metal Fabricate/Hardware — 0.0%
HTA Group Ltd.,
Gtd. Notes
2.875%	03/18/27		1,000	1,074,715
Gtd. Notes, 144A
7.000%	12/18/25		870	925,292

				2,000,007

Mining — 0.3%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	(a)	910	985,812
6.125%	05/15/28	(a)	2,470	2,701,568
7.000%	09/30/26		3,485	3,648,393
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	(a)	1,755	1,881,978
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27		1,100	1,182,115
Constellium SE,
Gtd. Notes, 144A
5.625%	06/15/28	(a)	2,130	2,288,321
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29		13,965	14,525,792
3.150%	01/15/51	(a)	352	340,033
3.625%	08/01/27		1,745	1,902,290
3.700%	01/30/50		1,650	1,748,161
3.750%	01/15/31		1,305	1,425,080
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	05/15/24		1,020	1,109,296
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	(a)	4,385	5,319,138
5.450%	03/15/43		1,440	1,760,490
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	(a)	1,480	1,619,431
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26		1,230	1,235,844
6.125%	04/01/29	(a)	2,430	2,588,829
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50		260	281,043

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/01/28	(a)	1,094	$1,211,388
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27		1,075	1,166,563
Nexa Resources SA (Peru),
Gtd. Notes
5.375%	05/04/27		200	214,856
6.500%	01/18/28		500	562,785
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	(a)	1,600	1,679,522

				51,378,728

Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		740	774,404
7.500%	03/15/25	(a)	535	550,921
General Electric Co.,
Jr. Sub. Notes, Series D, 3 Month LIBOR + 3.330%
3.449%(c)	09/15/21	(a)(oo)	1,520	1,488,432
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31		2,000	1,985,009
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
1.700%	03/11/28		1,295	1,301,773
2.150%	03/11/31		4,745	4,795,594

				10,896,133

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25		650	679,017

Oil & Gas — 0.9%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		1,510	1,635,491
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		1,090	1,149,812
Apache Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/37		95	108,905
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.375%	07/15/25		320	366,096
6.750%	11/15/39		560	759,419
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		480	506,501
5.875%	02/01/29	(a)	615	665,078
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	(a)	1,575	1,606,676

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26	(a)	710	$739,249
7.000%	06/15/25		1,075	1,119,701
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30		885	903,643
6.750%	03/01/29		2,770	2,950,450
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	(a)	1,040	1,099,806
4.375%	01/15/28	(a)	1,655	1,829,745
4.500%	04/15/23		201	209,630
4.900%	06/01/44	(a)	1,565	1,765,042
Gtd. Notes, 144A
5.750%	01/15/31		435	521,113
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	08/05/21	(oo)	520	534,526
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		10,098	10,822,267
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,435	1,530,035
6.625%	07/15/25	(a)	725	776,909
EQT Corp.,
Sr. Unsec’d. Notes
7.625%	02/01/25		100	116,547
8.500%	02/01/30	(a)	630	819,728
Gulfport Energy Operating Corp.,
Gtd. Notes, 144A
8.000%	05/17/26		1,085	1,166,475
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33		315	426,530
7.300%	08/15/31	(a)	260	352,358
7.875%	10/01/29		129	175,717
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		1,150	1,198,868
6.000%	02/01/31	(a)	435	460,927
Independence Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
7.250%	05/01/26		1,900	2,003,049
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		1,950	2,020,646
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26		800	791,380
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,200	1,317,383
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26		3,240	3,338,663

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.375%	06/01/26	(a)		1,240	$1,291,862
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23			281	287,267
3.450%	07/15/24			510	520,166
5.500%	12/01/25	(a)		535	591,143
6.625%	09/01/30	(a)		1,000	1,202,858
6.950%	07/01/24			1,895	2,134,150
7.500%	05/01/31			200	252,159
7.875%	09/15/31			170	218,973
8.000%	07/15/25	(a)		600	719,604
8.500%	07/15/27	(a)		515	647,956
8.875%	07/15/30			1,335	1,787,005
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24			700	779,043
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44			1,645	2,142,040
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43			6,400	7,545,657
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.500%	06/10/51			860	860,127
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	(d)		5,670	230,971
6.000%	05/16/24	(d)		19,015	805,518
6.000%	11/15/26	(d)		6,600	290,297
9.000%	11/17/21	(d)		37,670	1,833,682
9.750%	05/17/35	(d)		1,875	86,900
12.750%	02/17/22	(d)		5,195	221,575
Sr. Sec’d. Notes
8.500%	10/27/20	(d)		2,475	541,768
Sr. Sec’d. Notes, 144A
8.500%	10/27/20	(d)		1,076	235,423
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26			4,000	4,052,383
6.500%	03/13/27			3,900	4,112,679
6.500%	06/02/41			18,852	16,916,466
7.190%	09/12/24		MXN	3,700	176,429
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31			1,330	1,315,862
3.125%	07/12/41			1,165	1,160,701
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26	(a)		2,330	2,569,632
Gtd. Notes, 144A
8.250%	01/15/29	(a)		835	941,477
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
3.667%	11/30/27			6,300	6,876,139

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		3,465	$3,403,180
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		3,600	3,897,120
4.250%	04/16/39		2,300	2,577,735
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49		610	559,187
Gtd. Notes, EMTN
3.500%	10/17/49		875	802,113
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago),
Sr. Sec’d. Notes, 144A
9.750%	06/15/26		300	333,629
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	(a)	1,285	1,306,645
Vine Energy Holdings LLC,
Gtd. Notes, 144A
6.750%	04/15/29	(a)	2,265	2,384,095
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,822,219
3.700%	09/15/26		3,608	3,898,680
3.700%	03/15/28		4,041	4,341,593
4.500%	03/04/29	(a)	3,850	4,318,593
YPF SA (Argentina),
Sr. Unsec’d. Notes
8.750%	04/04/24		1,260	1,123,785

				142,904,851

Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	(a)	645	684,642
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25		1,525	1,357,032
Poinsettia Finance Ltd. (Mexico),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31		400	387,936
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	(a)	925	988,308

				3,417,918

Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29		2,290	2,272,735
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26	(a)	1,125	1,196,137
5.375%	01/15/28	(a)	2,275	2,391,644

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	$122,806
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
8.500%	04/15/24		1,295	1,340,837
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25		820	805,703
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		500	562,345
8.375%	04/15/27		375	431,512
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33		515	658,479
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27	(a)	3,265	3,545,357
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		925	971,263

				14,298,818

Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		5,835	6,272,840
3.200%	11/21/29	(a)	5,000	5,426,744
3.800%	03/15/25	(a)	3,000	3,280,926
4.250%	11/14/28		12,500	14,495,159
4.875%	11/14/48		5,000	6,483,327
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	(a)	1,050	1,117,921
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28		2,585	2,583,737
2.250%	05/28/31		835	846,641
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%	05/28/51		2,030	2,086,986
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		3,070	3,336,831
9.250%	04/01/26		575	625,343
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.000%	01/15/28		110	113,575
7.250%	05/30/29	(a)	1,135	1,163,059
9.000%	12/15/25		260	278,717
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	(a)	1,560	1,595,349
5.750%	08/15/27	(a)	485	509,622
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31		3,840	3,746,781
2.823%	05/20/30	(a)	6,480	6,786,450
3.700%	06/06/27		8,639	9,602,821

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
3.794%	05/20/50	(a)	2,555	$2,852,011
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	(a)	3,410	3,749,759
4.500%	11/15/44		770	881,233
4.900%	09/15/45		3,525	4,238,021
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		575	630,951
4.375%	10/15/28		6,520	7,588,859
4.500%	02/25/26		5,190	5,909,201
4.800%	08/15/38		2,310	2,877,140
Sr. Unsec’d. Notes
2.375%	03/15/31		2,020	2,048,207
2.400%	03/15/30	(a)	5,000	5,105,181
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	(a)	8,300	8,148,060
1.875%	02/28/31	(a)	2,425	2,353,941
2.700%	08/21/40		1,110	1,076,350
3.625%	04/01/27		7,000	7,745,251
4.250%	04/01/50	(a)	8,000	9,508,925
5.050%	03/25/48		1,355	1,762,127
5.125%	07/20/45		140	181,712
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	(a)	1,170	1,193,725
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		3,345	3,445,685
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30	(a)	450	459,791
3.900%	12/15/24		4,510	4,848,946
4.375%	03/15/26	(a)	2,305	2,538,275
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36	(a)	427	469,158
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.750%	03/01/28		880	963,667
7.125%	01/31/25	(a)	3,500	3,861,073
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27		580	612,532

				155,402,610

Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,320	1,362,512
3.400%	02/15/31		1,805	1,914,914
4.450%	07/15/27		1,330	1,501,447
5.950%	06/01/26		6,820	8,082,532
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31		1,375	1,464,865
3.302%	01/15/35		1,505	1,615,374

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.701%	01/15/39	(a)	1,120	$1,244,343
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29		3,585	3,915,388
5.125%	06/30/27		1,110	1,292,020
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22	(oo)	1,090	1,068,605
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	(a)	1,280	1,458,421
8.125%	08/16/30		750	999,130
Gtd. Notes, 144A
6.450%	11/03/36		1,150	1,349,361
6.750%	09/15/37	(a)	1,035	1,247,655
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25		1,375	1,447,535
4.500%	04/15/24		955	1,040,120
4.950%	06/15/28		3,285	3,809,372
5.000%	05/15/50		680	785,560
5.250%	04/15/29		2,165	2,557,355
5.500%	06/01/27	(a)	2,225	2,613,836
5.875%	01/15/24		2,575	2,852,606
6.000%	06/15/48		5,460	6,904,267
6.250%	04/15/49		3,595	4,727,530
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23		340	346,938
2.600%	10/15/25		1,050	1,080,164
3.450%	10/15/27		435	457,450
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		1,285	1,414,641
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	(a)	3,000	3,150,330
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23	(a)	1,553	1,529,978
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25	(a)	735	799,629
6.000%	06/01/26	(a)	1,040	1,131,496
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30		630	726,887
5.000%	03/15/27		9,460	10,923,754
5.750%	05/15/24	(a)	2,660	2,986,855
5.875%	06/30/26		180	213,011
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%	12/15/22	(oo)	63	47,552
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		722	733,835
5.500%	01/15/28		1,175	1,193,320

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.000%	03/01/27	(a)	990	$1,019,700
6.000%	12/31/30		965	1,005,360
7.500%	10/01/25		1,755	1,912,066
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	(a)	2,660	2,924,187
6.500%	07/15/27	(a)	1,920	2,088,970
6.875%	01/15/29	(a)	480	540,328
Gtd. Notes, 144A
4.000%	01/15/32	(a)	1,100	1,132,145
4.875%	02/01/31		310	335,497
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30		1,025	1,105,125
4.000%	03/15/28		2,679	3,033,754
4.600%	03/15/48		2,165	2,633,656
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		4,000	4,441,192
3.900%	01/15/25		2,630	2,875,440
4.000%	09/15/25		985	1,091,161
4.300%	03/04/24		415	451,141
5.100%	09/15/45		4,000	4,966,215

				113,546,525

Real Estate — 0.2%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	01/02/25		600	607,185
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.250%	05/13/26		500	514,180
6.550%	03/28/24		1,100	1,155,367
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23		1,100	1,123,487
5.400%	05/27/25		4,600	4,933,991
8.000%	01/27/24		650	684,234
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	(a)	2,075	2,243,634
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		1,210	1,209,909
5.375%	08/01/28		1,670	1,772,066
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	(a)	1,255	1,393,768
Sec’d. Notes, 144A
7.625%	06/15/25		400	433,971
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.450%	01/11/31		1,600	1,490,673
5.600%	07/15/26		5,000	5,262,789
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25		1,012	1,026,512

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Yanlord Land HK Co. Ltd. (China),
Sr. Sec’d. Notes
6.750%	04/23/23		1,100	$1,138,734

				24,990,500

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33		5,000	4,732,371
2.750%	12/15/29		2,695	2,817,909
3.950%	01/15/27		3,756	4,198,022
American Campus Communities Operating Partnership LP,
Gtd. Notes
2.850%	02/01/30		5,965	6,144,186
3.300%	07/15/26		2,560	2,752,576
3.625%	11/15/27	(a)	2,210	2,409,791
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	(a)	1,700	1,718,291
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29		2,410	2,376,931
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	(a)	6,240	6,663,021
3.250%	01/30/31	(a)	1,430	1,530,820
3.650%	02/01/26	(a)	4,870	5,368,168
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		1,849	1,992,560
3.850%	02/01/25		665	722,439
3.900%	03/15/27		6,003	6,597,840
4.050%	07/01/30		770	863,351
4.125%	06/15/26		3,075	3,428,222
4.125%	05/15/29		3,735	4,188,182
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27		5,065	5,581,757
3.875%	05/01/24		457	492,030
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24		990	1,048,892
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25	(a)	1,025	1,084,517
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
2.050%	03/15/31	(a)	1,385	1,343,172
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		520	546,123
3.250%	07/15/26	(a)	530	576,136
3.500%	07/15/29		595	658,377
Highwoods Realty LP,
Sr. Unsec’d. Notes
4.125%	03/15/28		1,310	1,469,161

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25		3,540	$3,927,360
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27	(a)	695	775,711
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29		2,145	2,220,612
7.500%	06/01/25	(a)	1,345	1,457,527
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30		1,305	1,228,681
Regency Centers LP,
Gtd. Notes
3.700%	06/15/30		2,560	2,837,064
RLJ Lodging Trust LP,
Sr. Sec’d. Notes, 144A
3.750%	07/01/26		715	722,418
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27	(a)	505	519,622
SBA Tower Trust,
Asset-Backed, 144A
1.631%	11/15/26		1,885	1,884,545
2.836%	01/15/50		3,865	4,054,647
3.448%	03/15/48		3,035	3,094,323
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24		1,370	1,381,985
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	07/15/30	(a)	2,705	2,806,270
3.300%	01/15/26	(a)	940	1,022,985
3.500%	09/01/25	(a)	2,305	2,524,369
3.800%	07/15/50	(a)	2,820	3,116,413
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21		1,050	1,056,235
Sr. Unsec’d. Notes, 144A
5.500%	11/01/23	(a)	1,535	1,613,902
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32	(a)	3,295	3,445,979
3.400%	01/15/28		4,664	5,084,853
3.950%	08/15/27		6,616	7,454,473
4.600%	02/06/24		8,075	8,806,813
4.875%	06/01/26		1,030	1,188,870
XHR LP,
Sr. Sec’d. Notes, 144A
4.875%	06/01/29		915	944,737

				134,475,239

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.3%
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29		730	$737,300
Carvana Co.,
Gtd. Notes, 144A
5.500%	04/15/27		1,080	1,114,864
5.875%	10/01/28		1,710	1,798,786
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25		2,215	2,382,597
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	(a)	2,055	2,123,429
8.500%	10/30/25		3,910	4,131,404
L Brands, Inc.,
Gtd. Notes
6.694%	01/15/27		1,275	1,502,867
7.500%	06/15/29	(a)	485	571,100
Gtd. Notes, 144A
6.625%	10/01/30		1,005	1,162,486
9.375%	07/01/25		3,305	4,269,371
Sr. Unsec’d. Notes
6.950%	03/01/33		955	1,157,973
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	(a)	1,780	1,825,091
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26		1,785	1,847,485
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29	(a)	3,640	4,014,762
Sr. Sec’d. Notes, 144A
4.750%	02/15/28		1,265	1,313,632
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)	2,360	2,487,373
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26	(a)	1,075	1,053,011
1.875%	04/15/31		2,935	2,845,022
Specialty Building Products Holdings LLC/SBP Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	09/30/26	(a)	1,430	1,499,447
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.125%	07/01/29	(a)	785	809,742
Sr. Sec’d. Notes, 144A
4.625%	07/01/28		1,160	1,186,584
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	(a)	3,720	3,854,313
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	(a)	4,230	4,314,512
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	(a)	1,555	1,498,678

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28		865	$922,753
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	(a)	1,143	1,209,070
6.875%	11/15/37		374	463,561
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30		520	562,624

				52,659,837

Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22		985	1,058,241
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27		3,260	3,681,133
4.640%	02/06/24	(a)	5,940	6,506,967
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
5.350%	03/01/26		1,660	1,936,179
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25		295	311,018
3.150%	05/01/27		605	648,169
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
1.000%	09/28/27		7,100	6,847,033

				20,988,740

Software — 0.1%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28		1,185	1,180,473
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		805	849,238
Sr. Sec’d. Notes, 144A
7.125%	10/02/25		1,670	1,787,384
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A
3.875%	06/30/28	(a)	1,525	1,533,531
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	(a)	1,095	1,123,579
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26	(a)	1,195	1,345,070
Granite Merger Sub 2, Inc.,
Gtd. Notes, 144A
11.000%	07/15/27		860	979,193
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30		350	358,520
4.000%	11/15/29	(a)	670	706,830

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28		2,160	$2,217,951
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29		1,985	1,986,924
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		670	660,606
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	09/01/25	(a)	925	962,861
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24		2,610	2,678,521
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
Gtd. Notes, 144A
3.875%	02/01/29	(a)	435	431,737

				18,802,418

Telecommunications — 1.1%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	(a)	2,680	2,663,990
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	(a)	3,090	3,125,305
7.375%	05/01/26		965	1,003,161
8.125%	02/01/27		1,480	1,611,362
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		5,000	4,914,433
2.300%	06/01/27		2,835	2,933,891
2.750%	06/01/31	(a)	9,340	9,709,767
3.650%	06/01/51	(a)	2,910	3,041,220
4.300%	02/15/30		1,595	1,844,140
Sr. Unsec’d. Notes, 144A
3.800%	12/01/57		4,557	4,762,059
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		800	833,753
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31		1,730	1,715,834
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		1,750	1,864,947
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	(a)	1,345	1,424,863
Consolidated Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	10/01/28	(a)	1,330	1,428,781
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42		415	415,852
3.663%	05/15/45		4,425	4,725,617

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		855	$969,154
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35		1,900	1,759,102
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	(a)	4,995	5,598,431
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.500%	09/30/22	(d)	1,250	1,470,253
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29		940	908,246
4.625%	09/15/27	(a)	1,225	1,271,070
LogMeIn, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	09/01/27	(a)	1,150	1,192,186
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	(a)	895	871,611
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.500%	04/27/31	(a)	200	208,080
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	05/05/31		2,925	2,997,377
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.591%	04/03/28		4,585	4,570,471
2.065%	04/03/31		600	608,331
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		1,795	1,816,528
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28		1,250	1,386,934
Plantronics, Inc.,
Gtd. Notes, 144A
4.750%	03/01/29	(a)	1,880	1,864,647
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27		1,550	1,628,854
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	1,035,402
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		2,030	2,604,384
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		395	456,467
7.875%	09/15/23		2,490	2,830,628
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27		1,340	1,411,025

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27	(a)	1,615	$1,538,768
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29		535	528,475
2.875%	02/15/31	(a)	1,180	1,170,259
Gtd. Notes, 144A
3.500%	04/15/31	(a)	1,470	1,517,040
Sr. Sec’d. Notes
3.750%	04/15/27		7,670	8,476,076
3.875%	04/15/30	(a)	7,425	8,287,728
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes
4.875%	06/19/24		1,300	1,359,524
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25		990	1,094,468
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	(a)	645	790,429
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	(a)	2,160	2,205,744
2.550%	03/21/31		3,335	3,412,191
2.987%	10/30/56		11,350	10,671,605
3.550%	03/22/51		2,905	3,104,159
4.329%	09/21/28		3,125	3,632,176
4.672%	03/15/55	(a)	7,500	9,690,351
VF Ukraine PAT via VFU Funding PLC (Ukraine),
Sr. Unsec’d. Notes
6.200%	02/11/25		1,200	1,251,626
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	(a)	710	741,018
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31		2,170	2,202,015
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49		5,800	7,313,449
5.000%	05/30/38		3,040	3,829,205
5.250%	05/30/48		3,500	4,587,961

				162,882,423

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24		4,170	4,435,438
3.550%	11/19/26		1,935	2,120,704
Mattel, Inc.,
Sr. Unsec’d. Notes
5.450%	11/01/41	(a)	355	410,001
6.200%	10/01/40	(a)	845	1,041,118

				8,007,261

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		980	$1,198,578
Cargo Aircraft Management, Inc.,
Gtd. Notes, 144A
4.750%	02/01/28	(a)	1,480	1,515,382
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50		1,295	1,460,709
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		462	539,233
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24		1,625	1,707,439
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27		1,960	2,102,813

				8,524,154

Trucking & Leasing — 0.1%
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22		3,645	3,727,321
4.125%	07/15/23		2,817	2,996,415

				6,723,736

Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30		1,700	1,835,539
Solaris Midstream Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.625%	04/01/26		1,235	1,310,277

				3,145,816

TOTAL CORPORATE BONDS (cost $2,176,076,676)				2,237,874,376

MUNICIPAL BONDS — 0.2%
Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40		7,015	7,406,858
Denver City & County School District No. 1,
Taxable, Certificate Participation, Series B
4.242%	12/15/37		1,215	1,457,611

				8,864,469

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs, Series E
5.591%	12/01/34		120	155,310

Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38		2,065	2,900,106

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, BABs, Series F-1
6.271%	12/01/37	2,630	$3,846,901
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,189,466
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,383,031

			10,419,398

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series E
4.322%	12/01/27	1,188	1,367,079

Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.485%	07/01/32	1,330	1,362,891
Waco Educational Finance Corp.,
Taxable, Revenue Bonds
2.056%	03/01/31	890	895,358

			2,258,249

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs, Series B
5.937%	06/15/39	1,920	2,707,680

Virginia — 0.0%
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,846,394
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,239,955
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	2,134,273

			5,220,622

TOTAL MUNICIPAL BONDS (cost $29,692,751)			33,892,913

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	5,007	4,996,909
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	1,664	1,683,179
Angel Oak Mortgage Trust LLC,
Series 2020-03, Class A1, 144A
1.691%(cc)	04/25/65	2,214	2,235,968
CIM Trust,
Series 2020-INV01, Class A2, 144A
2.500%(cc)	04/25/50	4,500	4,577,328

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	4,910	$4,973,910
COLT Funding LLC,
Series 2021-01, Class A1, 144A
0.910%(cc)	06/25/66	3,765	3,756,094
COLT Mortgage Loan Trust,
Series 2019-03, Class A1, 144A
2.764%(cc)	08/25/49	1,758	1,758,078
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	1,191	1,195,987
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	1,715	1,713,421
Series 2021-02, Class A2, 144A
1.209%(cc)	04/25/66	1,612	1,610,645
Ellington Financial Mortgage Trust,
Series 2020-02, Class A1, 144A
1.178%(cc)	10/25/65	3,815	3,821,950
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	2,247	2,248,971
Series 2021-02, Class A2, 144A
1.085%(cc)	06/25/66	3,024	3,026,448
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.442%(c)	09/25/29	4,921	4,952,718
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.192%(c)	11/25/29	7,035	6,812,128
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	02/25/30	1,371	1,364,652
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.942%(c)	07/25/30	4,716	4,715,883
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	2	391
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.442%(c)	03/25/29	87	86,810
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.292%(c)	10/25/29	373	373,008
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	03/25/30	141	141,198
Series 2021-DNA01, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.668%(c)	01/25/51	1,933	1,933,424
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.818%(c)	08/25/33	4,235	4,247,763

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	02/25/50	471	$470,980
Series 2020-DNA05, Class M1, 144A, 30 Day Average SOFR + 1.300% (Cap N/A, Floor 0.000%)
1.318%(c)	10/25/50	309	308,509
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.918%(c)	12/25/50	1,180	1,180,730
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.718%(c)	08/25/33	1,600	1,600,000
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	09/25/48	6	5,893
FirstKey Mortgage Trust,
Series 2014-01, Class B2, 144A
3.935%(cc)	11/25/44	1,106	1,149,495
Freddie Mac REMICS,
Series 4977, Class IO, IO
4.500%	05/25/50	2,466	401,295
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.611%(cc)	12/25/46	3,016	3,046,221
FWD Securitization Trust,
Series 2020-INV01, Class A1, 144A
2.240%(cc)	01/25/50	2,501	2,535,070
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	1,224	1,242,239
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	1,562	1,593,922
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	1,895	1,928,981
Government National Mortgage Assoc.,
Series 2011-41, Class AI, IO
4.500%	12/20/39	17	397
Series 2012-94, Class BI, IO
4.000%	05/20/37	680	20,484
Series 2013-24, Class OI, IO
4.000%	02/20/43	380	54,993
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,139	180,016
Series 2018-08, Class DA
3.000%	11/20/47	687	713,511
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A4, 144A
2.500%(cc)	10/25/51	8,749	8,806,549
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
1.673%(cc)	07/25/44	87	87,310
Series 2020-INV01, Class A14, 144A
2.989%(cc)	10/25/50	3,317	3,368,521
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	3,120	3,145,334

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Homeward Opportunities Fund I Trust,
Series 2019-02, Class A1, 144A
2.702%(cc)	09/25/59	2,373	$2,380,611
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65	2,009	2,020,871
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	1,020	1,040,127
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	1,892	1,928,464
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
0.922%(c)	08/25/50	899	906,044
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	1,494	1,527,351
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	1,793	1,828,995
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	1,741	1,779,069
New Residential Mortgage Loan Trust,
Series 2020-NQM01, Class A1, 144A
2.464%(cc)	01/26/60	2,234	2,257,160
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	1,261	1,275,827
OBX Trust,
Series 2020-EXP03, Class 1A8, 144A
3.000%(cc)	01/25/60	1,645	1,666,496
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	4,946	4,933,304
Series 2021-NQM1, Class A3, 144A
1.329%(cc)	02/25/66	4,375	4,363,935
PSMC Trust,
Series 2021-01, Class A1, 144A
2.500%(cc)	03/25/51	7,517	7,640,587
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	207	207,094
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.838%(cc)	08/25/47	2,107	2,179,939
Series 2018-CH01, Class A2, 144A
3.500%(cc)	02/25/48	359	362,074
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	2,450	2,486,542
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	1,104	1,108,757
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A1, 144A
4.121%(cc)	10/25/48	3,475	3,521,561
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	3,306	3,323,696
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	2,130	2,156,728
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	2,879	2,878,808

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-02, Class A1, 144A
0.943%(cc)	05/25/65	3,617	$3,612,074
Verus Securitization Trust,
Series 2019-03, Class A3, 144A
3.040%	07/25/59	1,989	2,010,767
Series 2019-04, Class A3, 144A
3.000%	11/25/59	1,914	1,944,868
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	2,208	2,249,098
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	619	626,816
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	625	652,867
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	2,169	2,166,806
Series 2021-02, Class A2, 144A
1.288%(cc)	02/25/66	2,934	2,938,296
Vista Point Securitization Trust,
Series 2020-01, Class A1, 144A
1.763%(cc)	03/25/65	1,439	1,452,170
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	6,195	6,228,554
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65	2,085	2,175,226
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-RR1, Class A17, 144A
2.500%(cc)	12/25/50	5,120	5,158,400

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $178,842,951)			179,057,295

SOVEREIGN BONDS — 2.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30	1,280	1,389,986
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	06/16/27	EUR1,650	2,106,215
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28	4,085	4,258,571
9.500%	11/12/25	2,675	2,927,516
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29	3,940	4,043,628
9.125%	11/26/49	3,100	3,172,821
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%	12/15/35	9,945	63,269
0.125%(cc)	07/09/30	3,816	1,370,500
0.125%(cc)	07/09/35	11,226	3,558,824
0.125%(cc)	01/09/38	8,120	3,057,966
1.000%	07/09/29	2,267	858,664
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28	2,000	2,040,567
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28	8,835	9,014,203

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
8.950%	10/15/32	(a)		1,250	$1,411,368
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28			1,920	2,153,883
7.500%	09/20/47			1,100	1,186,454
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	(a)		1,650	1,666,746
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32		EUR	2,375	2,817,132
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50			966	984,463
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30			1,800	1,815,915
4.500%	05/30/29			390	417,189
5.000%	01/27/45			3,785	3,833,727
5.625%	01/07/41			1,840	2,002,028
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/25/50			7,790	8,182,375
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30			1,200	1,175,840
4.125%	05/15/51	(a)		455	431,121
5.000%	06/15/45			2,345	2,491,679
5.625%	02/26/44			550	622,242
6.125%	01/18/41			465	550,270
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.000%	04/04/44			1,815	1,873,862
7.158%	03/12/45			1,500	1,562,896
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.950%	01/25/27			505	568,416
6.000%	07/19/28			445	505,812
6.850%	01/27/45			6,535	7,391,755
7.450%	04/30/44			545	656,655
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30			915	932,937
4.875%	09/23/32			3,930	4,060,932
6.875%	01/29/26			1,400	1,624,060
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30			3,637	3,120,261
0.500%(cc)	07/31/35			7,205	4,938,258
0.500%(cc)	07/31/40			2,232	1,381,434
5.772%(s)	07/31/30			847	470,038
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28			2,500	2,644,456
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31			657	637,017
7.600%	03/01/29			2,635	2,892,437
8.500%	01/31/47			3,095	3,228,114

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, EMTN
7.600%	03/01/29	800	$878,159
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27	1,000	1,121,974
8.500%	01/31/47	6,080	6,341,497
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	2,685	2,487,566
7.650%	06/15/35	3,275	3,012,551
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	615	559,806
8.625%	02/28/29	1,205	1,189,783
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
5.250%	01/30/43	450	507,251
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26	500	533,544
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31	1,225	1,138,842
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30	5,500	5,593,093
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50	2,810	2,576,327
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50	405	371,321
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
6.375%	02/11/27	5,125	5,150,617
8.125%	01/18/26	4,445	4,788,453
8.125%	03/26/32	2,320	2,351,618
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30	275	220,162
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28	1,500	1,685,115
4.900%	06/01/30	640	718,139
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30	3,635	3,772,961
4.350%	01/11/48	1,100	1,248,525
8.500%	10/12/35	425	680,182
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25	4,325	4,778,824
5.250%	01/17/42	1,500	1,869,940
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	582	582,214
6.125%	06/15/33	800	843,167
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45	2,697	3,766,161
8.000%	03/15/39	2,590	3,622,496
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30	4,400	4,583,752

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
8.000%	05/22/32		1,800	$2,023,059
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.969%	10/29/29		1,600	1,697,584
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23	(d)	7,570	958,070
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.280%	08/14/41		10,615	11,155,586
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23		600	632,614
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22		1,461	1,521,332
8.750%	03/09/24		1,600	1,838,103
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
2.375%	12/15/27		2,300	2,256,857
3.000%	12/15/32		300	289,312
4.000%	12/15/50		1,370	1,269,926
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		1,700	1,639,433
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30		1,600	1,685,959
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		1,040	1,101,871
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		4,050	4,196,711
5.375%	03/08/27		3,650	3,839,622
5.625%	01/17/28		600	630,356
6.500%	03/08/47		2,430	2,375,888
6.750%	10/28/27		2,300	2,577,406
6.750%	01/17/48		1,400	1,392,744
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,000	1,036,225
6.250%	01/25/31		560	601,599
6.750%	10/28/27		1,300	1,456,795
7.000%	01/25/51		1,435	1,459,918
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		2,759	2,818,542
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		6,090	6,380,734
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27		1,235	1,399,760
5.400%	03/30/50		2,310	2,699,092
5.600%	03/13/48		400	470,132
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33	(a)	560	544,078
4.950%	04/28/31		1,570	1,804,980
5.400%	03/30/50		200	233,688

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.550%	03/29/26		10,105	$11,475,006
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29		2,700	3,106,922
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.844%	06/20/30		4,540	4,676,828
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45		2,800	2,593,446
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	(a)	1,680	1,794,503
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		7,495	7,528,099
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		900	1,095,735
4.817%	03/14/49		5,500	7,076,418
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,332,114
4.400%	04/16/50		1,160	1,412,281
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		5,205	5,375,670
4.850%	09/27/27		895	960,610
4.850%	09/30/29		9,925	10,530,939
5.375%	07/24/44		800	802,897
5.650%	09/27/47		2,850	2,901,232
6.250%	03/08/41		2,150	2,362,575
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	02/20/29		645	722,720
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29		2,000	2,240,992
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
4.000%	02/14/51		2,750	2,886,976
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31	(a)	812	840,755
4.000%	02/14/51		640	671,878
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29		5,600	6,302,743
5.250%	06/23/47		4,600	5,775,628
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	767,751
Sr. Unsec’d. Notes, EMTN
2.750%	02/03/32		2,400	2,464,043
3.250%	10/26/26		1,900	2,069,606
3.750%	01/21/55		1,220	1,289,360
5.000%	04/17/49		2,300	2,900,264
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		3,900	4,105,957

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Unsec’d. Notes, 144A
6.250%	05/23/33		1,350	$1,421,293
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		2,800	2,654,044
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30		522	494,790
Sharjah Sukuk Program Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
3.234%	10/23/29		1,200	1,239,647
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22		2,800	2,569,633
6.125%	06/03/25		3,760	2,537,679
6.250%	07/27/21		4,400	4,290,112
6.825%	07/18/26		1,450	943,193
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		1,000	650,478
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes
9.250%	10/26/26		600	372,006
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	06/26/30		1,635	1,704,762
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		1,200	1,152,181
4.875%	10/09/26		1,365	1,335,559
4.875%	04/16/43		1,995	1,587,450
5.125%	02/17/28		300	291,198
6.000%	03/25/27		3,449	3,520,766
6.000%	01/14/41		2,900	2,622,574
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/25		3,280	3,590,281
7.750%	09/01/27		6,720	7,390,854
Sr. Unsec’d. Notes, 144A
1.258%(cc)	05/31/40		515	611,059
9.750%	11/01/28		3,330	3,964,932
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		701	817,111
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	(d)	4,725	455,962
7.750%	10/13/19	(d)	5,500	563,750
9.250%	09/15/27	(d)	2,200	231,980
11.750%	10/21/26	(d)	2,250	236,943
11.950%	08/05/31	(d)	1,200	125,124
12.750%	08/23/22	(d)	3,025	305,216
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		3,850	4,283,076
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		2,200	2,447,472

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22	2,950	$1,858,975

TOTAL SOVEREIGN BONDS (cost $390,085,494)			394,390,566

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Federal Home Loan Mortgage Corp.
2.000%	01/01/36	6,690	6,918,903
2.500%	06/01/51	3,380	3,506,227
3.000%	05/01/30	1,136	1,200,612
3.000%	11/01/42	34	36,213
3.000%	01/01/43	38	40,795
3.000%	02/01/43	18	18,836
3.000%	02/01/43	26	27,481
3.000%	02/01/43	119	126,944
3.000%	03/01/43	109	116,379
3.000%	03/01/45	20	20,693
3.000%	04/01/45	127	134,988
3.000%	06/01/45	30	31,464
3.000%	06/01/45	209	221,889
3.000%	07/01/45	131	138,889
3.000%	02/01/47	908	961,536
3.000%	09/01/49	1,451	1,547,463
3.000%	06/01/50	910	950,214
3.500%	05/01/31	2,595	2,814,542
3.500%	04/01/42	23	25,295
3.500%	04/01/42	241	263,167
3.500%	08/01/42	54	58,437
3.500%	08/01/42	55	59,916
3.500%	08/01/42	271	292,251
3.500%	09/01/42	8	8,577
3.500%	09/01/42	63	67,508
3.500%	09/01/42	406	435,719
3.500%	10/01/42	10	10,513
3.500%	10/01/42	92	99,651
3.500%	11/01/42	40	43,863
3.500%	12/01/42	487	526,667
3.500%	01/01/43	435	469,404
3.500%	04/01/43	15	16,033
3.500%	04/01/43	56	60,244
3.500%	04/01/43	385	416,994
3.500%	05/01/43	1,000	1,077,515
3.500%	10/01/43	117	125,941
3.500%	01/01/44	418	451,744
3.500%	03/01/44	813	877,682
3.500%	05/01/45	356	383,922
3.500%	06/01/45	68	72,917
3.500%	06/01/45	438	472,154
3.500%	01/01/48	5,762	6,154,916
3.500%	03/01/48	2,509	2,706,208
3.500%	01/01/50	2,627	2,809,002
4.000%	06/01/33	242	263,268
4.000%	10/01/40	6	6,378
4.000%	10/01/40	9	9,831
4.000%	10/01/40	26	28,540
4.000%	11/01/40	13	13,945
4.000%	12/01/40	4	4,563

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/01/40	293		$319,794
4.000%	12/01/40	604		657,689
4.000%	12/01/40	924		1,016,014
4.000%	02/01/41	162		176,258
4.000%	04/01/41	1,200		1,313,317
4.000%	10/01/41	80		87,435
4.000%	10/01/41	238		260,220
4.000%	12/01/41	155		169,729
4.000%	03/01/42	15		16,223
4.000%	04/01/42	22		24,038
4.000%	04/01/42	47		51,980
4.000%	04/01/42	117		128,506
4.000%	05/01/43	111		121,402
4.000%	01/01/46	3,903		4,248,602
4.000%	02/01/50	6,460		6,899,512
4.500%	09/01/23	32		33,908
4.500%	05/01/39	91		101,900
4.500%	06/01/39	58		64,631
4.500%	08/01/39	423		469,912
4.500%	10/01/39	11		11,748
4.500%	10/01/39	29		31,798
4.500%	10/01/39	571		630,712
4.500%	10/01/39	598		664,959
4.500%	12/01/39	36		39,659
4.500%	03/01/40	90		99,198
4.500%	05/01/40	40		44,295
4.500%	08/01/40	143		159,379
4.500%	10/01/40	110		122,654
4.500%	02/01/41	15		17,008
4.500%	02/01/41	23		25,399
4.500%	02/01/41	24		26,620
4.500%	02/01/41	49		54,470
4.500%	03/01/41	72		79,292
4.500%	04/01/41	114		126,209
4.500%	04/01/41	309		343,184
4.500%	10/01/41	930		1,032,630
4.500%	02/01/44	36		39,333
4.500%	03/01/44	9		9,774
4.500%	03/01/44	39		43,517
4.500%	03/01/44	50		55,811
4.500%	07/01/45	3,327		3,578,145
4.500%	05/01/50	377		407,958
5.000%	06/01/23	15		15,342
5.000%	07/01/25	—(r	)	38
5.000%	07/01/33	1		704
5.000%	11/01/33	3		3,788
5.000%	11/01/33	4		4,571
5.000%	11/01/33	6		6,475
5.000%	11/01/33	8		8,628
5.000%	07/01/35	1,139		1,304,991
5.000%	11/01/35	164		188,078
5.000%	12/01/35	2		2,183
5.000%	04/01/40	9		10,731
5.000%	04/01/40	67		76,021
5.000%	06/01/40	88		100,686
5.000%	07/01/40	9		10,041
5.000%	07/01/40	60		69,064
5.000%	08/01/40	33		38,007

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	08/01/40	91		$103,121
5.000%	08/01/40	280		318,386
5.000%	06/01/41	155		177,039
5.000%	07/01/41	17		18,642
5.000%	07/01/41	22		23,792
5.000%	07/01/41	50		56,318
5.000%	07/01/41	52		59,734
5.500%	03/01/34	40		45,774
5.500%	07/01/35	27		30,913
5.500%	01/01/38	741		859,151
5.500%	06/01/41	271		314,849
6.000%	10/01/32	—(r	)	273
6.000%	03/01/33	8		10,000
6.000%	12/01/33	17		20,319
6.000%	12/01/33	225		267,148
6.000%	06/01/37	1		1,756
6.000%	07/01/38	5		5,772
6.000%	08/01/38	10		12,274
6.500%	08/01/36	13		15,953
6.500%	09/01/39	37		42,423
7.000%	06/01/32	1		945
7.000%	06/01/32	1		1,282
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.256%, Floor 2.250%)
2.475%(c)	10/01/36	2		1,759
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.287%, Floor 1.625%)
1.921%(c)	04/01/37	38		39,647
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.793%, Floor 1.725%)
2.725%(c)	07/01/35	1		1,231
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.182%, Floor 1.733%)
2.108%(c)	02/01/37	17		17,941
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.735% (Cap 10.797%, Floor 1.735%)
2.110%(c)	02/01/37	6		6,051
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 9.849%, Floor 1.750%)
2.125%(c)	02/01/35	13		13,435
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 10.366%, Floor 1.785%)
2.160%(c)	02/01/37	5		5,497
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.660%, Floor 1.785%)
2.285%(c)	09/01/32	—(r	)	307
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.835% (Cap 9.974%, Floor 1.835%)
2.289%(c)	03/01/36	4		4,581
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.839% (Cap 10.754%, Floor 1.839%)
2.214%(c)	01/01/37	5		5,511
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.929% (Cap 10.979%, Floor 1.929%)
2.315%(c)	12/01/36	1		1,144
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.127%, Floor 2.030%)
2.449%(c)	11/01/36	4		3,943

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.162% (Cap 10.978%, Floor 2.162%)
2.536%(c)	02/01/37	7	$7,452
Federal National Mortgage Assoc.
1.500%	TBA	7,140	7,226,043
2.000%	TBA	56,715	57,264,427
2.000%	05/01/36	6,798	7,039,528
2.500%	TBA	36,770	38,031,096
2.500%	11/01/29	18	19,017
2.500%	01/01/31	182	190,726
2.500%	11/01/34	5,545	5,832,279
2.500%	11/01/50	5,779	5,982,733
2.500%	11/01/50	10,085	10,440,346
2.500%	12/01/50	254	262,858
2.500%	12/01/50	4,436	4,591,958
2.500%	06/01/51	1,810	1,877,594
2.500%	07/01/51	1,765	1,830,566
3.000%	TBA	80,897	84,324,062
3.000%	01/01/27	251	264,976
3.000%	06/01/28	2,994	3,164,820
3.000%	11/01/28	612	647,486
3.000%	02/01/29	574	607,187
3.000%	06/01/33	14	13,995
3.000%	05/01/35	12,938	13,823,246
3.000%	01/01/40	5,381	5,729,321
3.000%	04/01/40	8,781	9,263,762
3.000%	09/01/42	342	364,281
3.000%	10/01/42	351	377,365
3.000%	10/01/42	977	1,044,022
3.000%	11/01/42	195	207,536
3.000%	11/01/42	217	231,340
3.000%	02/01/43	8	8,595
3.000%	02/01/43	10	10,823
3.000%	02/01/43	22	23,491
3.000%	02/01/43	32	34,720
3.000%	02/01/43	42	45,085
3.000%	02/01/43	162	173,778
3.000%	04/01/43	12	12,742
3.000%	04/01/43	4,034	4,292,060
3.000%	05/01/43	23	24,269
3.000%	05/01/43	58	61,473
3.000%	05/01/43	96	102,146
3.000%	05/01/43	645	683,094
3.000%	07/01/43	178	190,279
3.000%	08/01/43	69	73,291
3.000%	08/01/43	549	588,467
3.000%	09/01/43	841	900,021
3.000%	02/01/44	161	172,270
3.000%	12/01/44	6	6,247
3.000%	05/01/45	197	209,859
3.000%	08/01/45	485	515,835
3.000%	05/01/46	4,796	5,111,025
3.000%	08/01/46	385	403,168
3.000%	10/01/46	229	240,833
3.000%	11/01/46	172	182,485
3.000%	11/01/46	542	576,374
3.000%	11/01/46	837	889,207
3.000%	11/01/46	1,417	1,505,808

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/46	16,679	$17,640,546
3.000%	12/01/46	874	928,429
3.000%	06/01/47	1,571	1,678,170
3.000%	08/01/49	1,277	1,361,753
3.000%	05/01/50	25,125	26,641,921
3.000%	08/01/50	1,061	1,121,881
3.000%	08/01/50	1,987	2,101,158
3.000%	09/01/50	191	202,054
3.000%	10/01/50	3,473	3,684,007
3.500%	TBA	22,715	23,909,756
3.500%	07/01/30	64	69,499
3.500%	08/01/30	326	353,022
3.500%	12/01/33	4,676	5,003,241
3.500%	01/01/34	8	9,137
3.500%	01/01/34	22	24,023
3.500%	01/01/34	36	39,015
3.500%	01/01/34	56	60,731
3.500%	05/01/34	1,796	1,938,504
3.500%	02/01/35	189	203,821
3.500%	12/01/41	114	124,898
3.500%	06/01/42	200	214,491
3.500%	06/01/42	385	415,145
3.500%	07/01/42	235	252,314
3.500%	08/01/42	570	613,124
3.500%	09/01/42	895	966,218
3.500%	10/01/42	880	949,574
3.500%	11/01/42	130	140,166
3.500%	01/01/43	145	156,993
3.500%	01/01/43	896	967,413
3.500%	04/01/43	82	88,270
3.500%	05/01/43	1,249	1,353,135
3.500%	06/01/43	500	545,077
3.500%	06/01/43	521	564,249
3.500%	07/01/43	96	103,465
3.500%	07/01/43	136	146,456
3.500%	07/01/43	195	210,449
3.500%	07/01/43	308	333,374
3.500%	07/01/43	631	688,390
3.500%	08/01/43	128	137,073
3.500%	08/01/43	165	178,888
3.500%	03/01/44	779	851,530
3.500%	11/01/45	66	70,698
3.500%	12/01/45	2,453	2,631,489
3.500%	12/01/45	9,476	10,135,598
3.500%	01/01/46	711	768,361
3.500%	01/01/46	934	1,008,758
3.500%	05/01/46	313	337,686
3.500%	06/01/46	1,043	1,131,829
3.500%	01/01/48	4,085	4,318,782
3.500%	06/01/49	11,264	12,287,788
3.500%	08/01/49	175	184,229
3.500%	10/01/49	495	520,773
3.500%	10/01/49	1,115	1,173,594
3.500%	07/01/50	3,672	3,886,901
4.000%	TBA	22,860	24,342,328
4.000%	11/01/40	739	807,820
4.000%	12/01/40	892	981,117
4.000%	01/01/41	97	106,694

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/01/41	560		$611,406
4.000%	02/01/41	105		115,011
4.000%	02/01/41	336		366,987
4.000%	03/01/41	857		937,096
4.000%	04/01/41	305		333,048
4.000%	10/01/41	324		352,727
4.000%	11/01/41	294		321,599
4.000%	01/01/42	396		432,963
4.000%	01/01/42	551		602,623
4.000%	02/01/42	50		54,532
4.000%	02/01/42	320		351,993
4.000%	02/01/42	442		484,190
4.000%	08/01/42	1,041		1,142,553
4.000%	05/01/45	232		255,462
4.000%	06/01/45	385		418,468
4.000%	07/01/45	142		154,381
4.000%	09/01/45	235		254,606
4.000%	10/01/45	16,070		17,531,018
4.000%	12/01/45	313		338,395
4.000%	09/01/46	183		198,235
4.000%	08/01/47	2,480		2,671,821
4.000%	10/01/48	2,747		3,025,217
4.000%	12/01/49	282		300,801
4.500%	TBA	13,585		14,614,488
4.500%	04/01/23	17		17,325
4.500%	12/01/23	—(r	)	215
4.500%	08/01/24	9		9,620
4.500%	04/01/26	39		41,770
4.500%	04/01/26	177		186,181
4.500%	07/01/26	15		16,159
4.500%	10/01/26	68		70,885
4.500%	01/01/27	284		299,792
4.500%	09/01/39	347		385,425
4.500%	12/01/39	476		529,147
4.500%	12/01/39	944		1,052,594
4.500%	04/01/40	687		765,423
4.500%	07/01/40	73		80,956
4.500%	09/01/40	882		973,232
4.500%	11/01/40	1,276		1,418,740
4.500%	12/01/40	114		127,041
4.500%	12/01/40	610		672,591
4.500%	02/01/41	143		160,044
4.500%	02/01/41	195		214,962
4.500%	02/01/41	363		400,361
4.500%	04/01/41	1,085		1,204,934
4.500%	05/01/41	29		32,117
4.500%	05/01/41	1,098		1,220,808
4.500%	06/01/41	91		99,690
4.500%	06/01/41	92		102,292
4.500%	08/01/41	14		14,998
4.500%	10/01/41	14		15,715
4.500%	10/01/41	19		20,989
4.500%	11/01/41	18		20,297
4.500%	11/01/41	347		386,733
4.500%	04/01/42	154		171,409
4.500%	08/01/42	36		39,290
4.500%	09/01/42	30		33,671
4.500%	09/01/42	51		56,412

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	09/01/42	92		$102,964
4.500%	10/01/42	224		249,410
4.500%	09/01/43	74		81,451
4.500%	11/01/43	51		56,903
4.500%	06/01/44	68		75,309
4.500%	10/01/44	114		126,366
4.500%	02/01/45	47		52,254
4.500%	02/01/45	111		123,226
4.500%	05/01/47	1,574		1,746,134
4.500%	11/01/47	2,255		2,474,538
4.500%	08/01/48	448		483,122
4.500%	12/01/48	1,980		2,131,371
4.500%	05/01/49	3,361		3,623,247
4.500%	09/01/49	6,727		7,346,971
4.500%	01/01/50	291		313,795
4.500%	05/01/50	401		434,450
5.000%	TBA	7,150		7,835,953
5.000%	06/01/23	1		847
5.000%	09/01/23	185		202,984
5.000%	01/01/24	24		24,640
5.000%	06/01/24	13		14,027
5.000%	09/01/25	17		17,232
5.000%	04/01/34	8		8,966
5.000%	07/01/34	9		10,083
5.000%	03/01/35	378		432,290
5.000%	04/01/35	42		47,307
5.000%	04/01/35	438		501,039
5.000%	05/01/35	50		56,595
5.000%	06/01/35	13		15,099
5.000%	06/01/35	23		26,823
5.000%	06/01/35	52		59,286
5.000%	09/01/35	32		36,930
5.000%	10/01/35	62		70,406
5.000%	10/01/35	340		388,644
5.000%	03/01/36	120		137,064
5.000%	12/01/36	11		12,385
5.000%	12/01/36	484		554,438
5.000%	07/01/37	8		9,427
5.000%	07/01/37	1,222		1,393,195
5.000%	02/01/38	45		51,563
5.000%	05/01/38	284		325,637
5.000%	06/01/39	37		42,412
5.000%	06/01/40	137		155,217
5.000%	06/01/40	158		181,010
5.000%	08/01/40	273		311,952
5.000%	04/01/41	523		592,724
5.000%	06/01/41	30		33,446
5.000%	06/01/41	100		114,467
5.000%	08/01/41	33		36,781
5.000%	09/01/41	206		232,539
5.000%	01/01/42	296		336,889
5.000%	02/01/42	88		100,432
5.000%	05/01/42	173		198,422
5.000%	07/01/42	395		449,559
5.000%	11/01/44	602		680,256
5.000%	07/01/45	1,473		1,652,440
5.000%	12/01/47	2,694		3,047,636
5.500%	08/01/21	—(r	)	50

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	09/01/21	—(r	)	$15
5.500%	09/01/21	—(r	)	35
5.500%	09/01/21	—(r	)	165
5.500%	03/01/22	1		590
5.500%	07/01/22	—(r	)	158
5.500%	07/01/22	—(r	)	485
5.500%	08/01/22	1		571
5.500%	01/01/23	25		25,940
5.500%	09/01/34	158		182,504
5.500%	11/01/34	12		14,186
5.500%	12/01/34	52		60,094
5.500%	04/01/35	30		35,131
5.500%	11/01/35	156		181,202
5.500%	12/01/35	40		46,373
5.500%	01/01/36	6		6,817
5.500%	01/01/36	40		46,064
5.500%	03/01/36	5		5,808
5.500%	03/01/36	9		10,097
5.500%	05/01/36	192		222,893
5.500%	05/01/36	384		444,595
5.500%	07/01/36	826		956,668
5.500%	11/01/36	3		3,999
5.500%	08/01/37	9		10,738
5.500%	08/01/37	57		66,075
5.500%	08/01/37	238		275,727
5.500%	08/01/37	448		519,117
5.500%	09/01/37	153		177,977
5.500%	02/01/38	60		69,022
5.500%	02/01/38	386		446,898
5.500%	09/01/38	223		256,418
5.500%	04/01/39	121		140,251
5.500%	05/01/39	125		145,982
5.500%	03/01/40	242		279,639
5.500%	09/01/41	2		2,360
5.500%	09/01/41	375		435,572
6.000%	07/01/21	—(r	)	1
6.000%	11/01/32	9		11,144
6.000%	03/01/33	10		11,287
6.000%	04/01/33	10		11,984
6.000%	02/01/34	99		113,649
6.000%	08/01/34	8		8,860
6.000%	11/01/34	6		7,643
6.000%	11/01/34	420		491,686
6.000%	11/01/35	70		82,762
6.000%	12/01/35	14		16,939
6.000%	02/01/36	510		605,282
6.000%	04/01/36	—(r	)	49
6.000%	05/01/36	139		165,212
6.000%	05/01/36	159		188,848
6.000%	06/01/36	17		19,651
6.000%	09/01/36	16		18,735
6.000%	09/01/36	1,117		1,323,760
6.000%	11/01/36	35		41,332
6.000%	12/01/36	4		4,479
6.000%	01/01/37	—(r	)	146
6.000%	01/01/37	13		15,960
6.000%	02/01/37	10		12,152
6.000%	02/01/37	132		155,070

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	03/01/37	58		$68,383
6.000%	03/01/37	361		428,891
6.000%	03/01/37	820		961,239
6.000%	05/01/37	—(r	)	272
6.000%	05/01/37	7		8,150
6.000%	06/01/37	15		17,845
6.000%	08/01/37	126		149,710
6.000%	08/01/37	695		822,684
6.000%	10/01/37	16		18,406
6.000%	02/01/38	39		45,011
6.000%	03/01/38	497		589,492
6.000%	04/01/38	19		22,388
6.000%	05/01/38	126		149,003
6.000%	08/01/38	14		15,947
6.000%	09/01/38	24		28,959
6.000%	10/01/38	104		123,523
6.000%	12/01/38	5		5,725
6.000%	04/01/39	8		9,516
6.000%	06/01/39	144		171,115
6.000%	09/01/39	565		667,195
6.000%	10/01/39	166		197,087
6.000%	02/01/40	80		94,237
6.000%	10/01/40	153		180,989
6.500%	07/01/32	6		6,630
6.500%	07/01/32	39		44,575
6.500%	07/01/32	67		78,514
6.500%	12/01/32	6		7,294
6.500%	12/01/32	17		19,732
6.500%	07/01/35	19		22,252
6.500%	12/01/35	174		208,570
6.500%	07/01/36	3		3,292
6.500%	07/01/36	617		713,998
6.500%	08/01/36	30		33,941
6.500%	08/01/36	113		134,891
6.500%	08/01/36	141		169,527
6.500%	09/01/36	69		78,942
6.500%	09/01/36	269		316,705
6.500%	10/01/36	8		9,251
6.500%	10/01/36	138		170,339
6.500%	11/01/36	5		5,330
6.500%	12/01/36	3		3,936
6.500%	08/01/37	10		11,069
6.500%	10/01/37	3		3,391
6.500%	10/01/37	102		120,872
6.500%	08/01/38	47		54,761
6.500%	06/01/39	33		37,594
6.500%	10/01/39	162		188,968
6.500%	05/01/40	157		185,320
6.500%	05/01/40	187		217,228
7.000%	01/01/31	—(r	)	164
7.000%	04/01/32	—(r	)	165
7.000%	04/01/37	26		28,610
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
1.715%(c)	12/01/35	3		2,817
Federal National Mortgage Assoc., 12 Month LIBOR + 1.568% (Cap 9.680%, Floor 1.568%)
2.195%(c)	07/01/35	3		3,078

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 10.364%, Floor 1.590%)
2.043%(c)	12/01/35	8	$8,293
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 10.935%, Floor 1.655%)
2.620%(c)	08/01/37	3	3,378
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.653%, Floor 1.700%)
2.200%(c)	11/01/37	31	32,509
Federal National Mortgage Assoc., 12 Month LIBOR + 1.873% (Cap 11.100%, Floor 1.873%)
2.602%(c)	08/01/36	6	5,929
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
2.307%(c)	12/01/35	2	2,514
Government National Mortgage Assoc.
2.500%	TBA	31,854	32,963,913
3.000%	TBA	11,190	11,675,410
3.000%	10/15/42	39	41,030
3.000%	12/15/42	13	14,038
3.000%	05/15/43	34	35,911
3.000%	06/15/43	5	4,778
3.000%	07/15/43	75	79,241
3.000%	08/20/43	901	957,952
3.000%	09/20/43	881	936,836
3.000%	01/20/44	91	96,918
3.000%	02/20/44	293	311,522
3.000%	05/20/46	125	134,015
3.000%	05/20/46	288	309,067
3.000%	05/20/46	825	872,618
3.000%	06/20/46	632	671,079
3.000%	07/20/46	180	192,398
3.000%	07/20/46	311	334,085
3.000%	07/20/46	390	411,307
3.000%	07/20/46	417	444,931
3.000%	07/20/46	844	899,466
3.000%	07/20/46	853	913,622
3.000%	08/20/46	276	294,528
3.000%	08/20/46	370	397,201
3.000%	08/20/46	386	413,292
3.000%	09/20/46	196	209,076
3.000%	09/20/46	223	239,258
3.000%	10/20/46	6,945	7,298,258
3.000%	08/20/49	760	780,935
3.000%	10/20/49	1,637	1,682,048
3.000%	01/20/50	43	44,397
3.000%	05/20/50	1,528	1,570,626
3.000%	07/20/50	954	980,694
3.000%	04/20/51	8,600	9,013,508
3.500%	TBA	1,000	1,049,746
3.500%	05/20/42	28	30,414
3.500%	08/20/42	709	758,593
3.500%	11/20/42	17	17,680
3.500%	12/20/42	367	392,799
3.500%	03/20/43	925	991,871
3.500%	04/20/43	36	38,119
3.500%	08/20/43	28	30,096
3.500%	11/15/43	990	1,098,228

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	10/20/44	149	$160,043
3.500%	02/15/45	169	180,636
3.500%	02/20/45	432	464,059
3.500%	04/20/45	81	86,622
3.500%	05/20/45	107	114,849
3.500%	05/20/45	256	272,449
3.500%	01/20/46	91	97,775
3.500%	05/20/46	8	8,371
3.500%	05/20/46	36	39,114
3.500%	05/20/46	108	115,336
3.500%	06/20/46	129	138,485
3.500%	06/20/46	1,796	1,911,283
3.500%	10/20/46	9,972	10,634,776
3.500%	12/20/47	5,213	5,512,770
3.500%	02/20/48	181	193,988
3.500%	03/20/50	4,249	4,561,810
3.500%	04/20/50	8,998	9,675,676
4.000%	09/20/25	28	30,097
4.000%	11/20/25	62	65,212
4.000%	01/20/26	18	18,926
4.000%	02/20/41	64	70,576
4.000%	05/20/41	614	672,526
4.000%	10/15/41	27	29,817
4.000%	10/15/41	116	128,847
4.000%	10/15/41	130	145,220
4.000%	10/20/41	598	655,543
4.000%	11/20/41	117	128,656
4.000%	12/20/41	57	62,690
4.000%	09/20/42	56	61,367
4.000%	11/20/42	47	51,177
4.000%	03/20/45	3,419	3,738,218
4.000%	06/20/47	2,963	3,174,112
4.000%	09/20/47	1,945	2,074,372
4.000%	01/20/48	859	931,947
4.000%	10/20/50	6,314	6,685,479
4.500%	05/15/39	8	9,451
4.500%	11/20/39	79	86,982
4.500%	02/20/40	706	780,915
4.500%	05/20/40	588	650,109
4.500%	06/15/40	5	5,115
4.500%	06/15/40	32	35,852
4.500%	06/15/40	95	106,829
4.500%	07/15/40	13	14,672
4.500%	08/15/40	38	42,331
4.500%	09/15/40	160	181,181
4.500%	09/20/40	333	368,498
4.500%	11/20/40	177	196,273
4.500%	02/20/41	778	871,674
4.500%	03/15/41	130	147,023
4.500%	03/20/41	878	970,498
4.500%	05/20/41	47	52,273
4.500%	07/20/41	107	118,645
4.500%	09/15/45	491	552,890
4.500%	01/20/46	417	461,315
4.500%	07/20/46	186	205,733
4.500%	08/20/46	282	310,657
4.500%	09/20/46	223	246,424
4.500%	01/20/47	653	715,626

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	03/20/34		1		$862
5.000%	07/20/39		128		142,713
5.000%	08/15/39		11		13,084
5.000%	09/15/39		98		112,884
5.000%	10/15/39		19		22,389
5.000%	10/15/39		77		88,037
5.000%	10/20/39		6		7,086
5.000%	02/15/40		200		231,544
5.000%	02/15/40		200		231,544
5.000%	04/15/40		94		107,926
5.000%	05/20/40		508		575,577
5.000%	06/15/40		87		100,305
5.000%	06/20/40		360		408,148
5.000%	07/15/40		9		10,470
5.000%	08/15/40		19		22,040
5.000%	08/20/40		273		309,638
5.000%	09/15/40		12		14,228
5.000%	09/15/40		17		19,934
5.000%	09/20/40		184		208,844
5.000%	03/20/41		365		413,404
5.000%	08/20/41		423		478,603
5.000%	06/20/47		612		671,752
5.000%	06/20/48		404		435,405
5.000%	09/20/48		2,510		2,713,319
5.000%	12/20/48		2,152		2,318,473
5.000%	06/20/49		4,319		4,657,467
5.500%	10/20/32		1		1,456
5.500%	03/20/34		4		5,040
5.500%	01/20/36		835		979,316
5.500%	03/20/48		492		543,406
5.500%	04/20/48		347		383,006
5.500%	05/20/48		186		205,415
5.500%	09/20/48		5		5,289
5.500%	10/20/48		118		129,698
5.500%	11/20/48		514		566,093
5.500%	12/20/48		2,350		2,591,039
5.500%	01/20/49		535		589,383
5.500%	03/20/49		705		777,980
6.000%	12/20/38		1,286		1,504,963
6.500%	09/20/32		3		3,694
6.500%	12/20/33		1		1,693
8.000%	09/15/22		—(r	)	91
8.000%	07/15/23		—(r	)	31
8.500%	06/15/26		1		1,102

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $773,282,754)					779,499,835

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bonds
1.375%	11/15/40	(a)	23,220		20,858,091
1.875%	02/15/41		8,900		8,715,047
1.875%	02/15/51		8,630		8,234,908
2.375%	05/15/51		49,305		52,640,791
2.500%	02/15/46		2,715		2,940,260
2.750%	08/15/47	(k)	4,965		5,644,584
2.875%	08/15/45		17,245		19,931,448
2.875%	11/15/46	(k)	11,160		12,945,600
3.000%	05/15/47		9,890		11,753,647

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.375%	11/15/39		3,575	$4,968,133
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		1,664	1,790,083
0.125%	10/15/24		7,873	8,486,715
0.125%	04/15/25		3,589	3,874,895
0.125%	10/15/25		16,393	17,848,556
0.125%	04/15/26		3,346	3,641,589
0.125%	07/15/30		16,056	17,720,284
0.125%	01/15/31		46	50,932
0.125%	02/15/51		28	31,273
0.250%	01/15/25		15,407	16,679,172
0.375%	07/15/23		14,241	15,146,092
0.375%	01/15/27		8,093	8,962,523
0.625%	01/15/24		16,629	17,909,615
0.625%	01/15/26		16,061	17,844,751
U.S. Treasury Notes
0.125%	06/30/22		1,800	1,800,492
0.125%	11/30/22		32,200	32,184,906
0.125%	12/31/22		33,810	33,786,228
0.125%	01/31/23	(a)	31,300	31,271,879
0.125%	02/28/23	(a)	61,075	61,005,814
0.125%	03/31/23	(a)	26,190	26,152,147
0.125%	05/31/23		13,703	13,673,696
0.375%	04/30/25	(a)	29,700	29,379,797
0.375%	01/31/26	(a)	65,960	64,645,953
0.500%	02/28/26		27,915	27,494,094
0.625%	08/15/30		6,600	6,150,375
0.750%	04/30/26	(a)	13,200	13,134,000
0.750%	05/31/26	(a)	21,235	21,117,212
0.875%	11/15/30	(a)	50,345	47,882,815
1.125%	02/28/22		5,565	5,603,912
1.125%	02/28/25		11,500	11,710,234
1.125%	02/15/31	(a)	11,700	11,361,797
1.250%	05/31/28		5,135	5,148,640
1.500%	02/15/30		5,365	5,418,650
1.625%	02/15/26		30,400	31,511,500
1.875%	06/30/26		24,200	25,377,859
2.125%	03/31/24		10,000	10,470,313
2.250%	12/31/24		5,000	5,291,406
2.750%	06/30/25		43,440	46,979,681

TOTAL U.S. TREASURY OBLIGATIONS (cost $848,277,879)				847,172,389

TOTAL LONG-TERM INVESTMENTS (cost $10,362,133,755)				13,183,400,374

			Shares

SHORT-TERM INVESTMENTS — 22.8%

AFFILIATED MUTUAL FUNDS — 22.2%
PGIM Core Ultra Short Bond Fund(wa)			2,294,779,816	2,294,779,816
PGIM Institutional Money Market Fund (cost $1,120,692,194; includes $1,120,617,484 of cash collateral for securities on loan)(b)(wa)			1,121,310,090	1,120,637,304

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,415,472,010)				3,415,417,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(h)(k)(n) — 0.6%
U.S. Treasury Bills
0.050%	12/30/21	90,455	$90,431,928

(cost $90,432,319)
TOTAL SHORT-TERM INVESTMENTS (cost $3,505,904,329)			3,505,849,048

TOTAL INVESTMENTS—108.6% (cost $13,868,038,084)			16,689,249,422
Liabilities in excess of other assets(z) — (8.6)%			(1,323,980,903)

NET ASSETS — 100.0%			$15,365,268,519

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,624 and 0.0% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,096,541,371; cash collateral of $1,120,617,484 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date. (oo) Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded commitment with a SPAC outstanding at June 30, 2021:

Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Ardagh Group SA^	11,145	$111,450	$106,936	$(4,514)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
412	2 Year U.S. Treasury Notes	Sep. 2021	$90,771,969	$(129,335)
3,355	5 Year U.S. Treasury Notes	Sep. 2021	414,106,610	(617,431)
596	10 Year U.S. Treasury Notes	Sep. 2021	78,970,000	450,844
2,060	20 Year U.S. Treasury Bonds	Sep. 2021	331,145,000	6,297,395
1,004	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	193,458,250	8,200,017
140	ASX SPI 200 Index	Sep. 2021	18,959,111	(196,791)
971	Euro STOXX 50 Index	Sep. 2021	46,693,537	(623,175)
318	FTSE 100 Index	Sep. 2021	30,706,480	(339,199)
906	Mini MSCI EAFE Index	Sep. 2021	104,375,730	(2,584,227)
768	Russell 2000 E-Mini Index	Sep. 2021	88,619,520	(410,057)
2,801	S&P 500 E-Mini Index	Sep. 2021	600,618,430	8,783,079
153	TOPIX Index	Sep. 2021	26,758,990	(268,911)

				18,562,209

Short Positions:
201	2 Year U.S. Treasury Notes	Sep. 2021	44,284,383	11,691
1,882	10 Year U.S. Treasury Notes	Sep. 2021	249,365,000	(1,439,896)
510	10 Year U.S. Ultra Treasury Notes	Sep. 2021	75,073,596	(995,551)

				(2,423,756)

				$16,138,453

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/15/21	Deutsche Bank AG	AUD	4,879	$3,781,981	$3,659,299	$—	$(122,682)
Expiring 07/15/21	Deutsche Bank AG	AUD	147	113,328	110,252	—	(3,076)
Expiring 07/23/21	Citibank, N.A.	AUD	343	259,570	257,264	—	(2,306)
Expiring 07/23/21	Citibank, N.A.	AUD	170	130,723	127,507	—	(3,216)
Expiring 07/23/21	Citibank, N.A.	AUD	165	128,011	123,756	—	(4,255)
Brazilian Real,
Expiring 09/02/21	BNP Paribas S.A.	BRL	3,486	649,131	695,578	46,447	—
British Pound,
Expiring 07/15/21	Bank of America, N.A.	GBP	518	729,357	716,582	—	(12,775)
Expiring 07/15/21	Barclays Bank PLC	GBP	14,257	20,218,871	19,722,611	—	(496,260)
Expiring 08/20/21	Citibank, N.A.	GBP	185	258,067	255,942	—	(2,125)
Expiring 08/20/21	State Street Bank and Trust Co.	GBP	187	263,619	258,709	—	(4,910)
Canadian Dollar,
Expiring 07/15/21	Bank of America, N.A.	CAD	5,827	4,820,163	4,700,659	—	(119,504)
Expiring 07/23/21	Canadian Imperial Bank of Commerce	CAD	322	261,308	259,757	—	(1,551)
Expiring 07/23/21	Canadian Imperial Bank of Commerce	CAD	165	131,638	133,106	1,468	—

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/23/21	Goldman Sachs International	CAD	160	$127,336	$129,072	$1,736	$—
Chinese Renminbi,
Expiring 09/17/21	HSBC Bank USA, N.A.	CNH	4,181	650,810	642,785	—	(8,025)
Expiring 09/17/21	HSBC Bank USA, N.A.	CNH	4,181	651,165	642,785	—	(8,380)
Expiring 10/15/21	Bank of America, N.A.	CNH	4,181	649,345	641,535	—	(7,810)
Expiring 10/15/21	BNP Paribas S.A.	CNH	2,091	324,365	320,767	—	(3,598)
Expiring 10/15/21	Goldman Sachs International	CNH	2,091	323,903	320,767	—	(3,136)
Euro,
Expiring 07/15/21	Morgan Stanley & Co. International PLC	EUR	1,116	1,353,436	1,323,713	—	(29,723)
Expiring 07/15/21	State Street Bank and Trust Co.	EUR	30,562	37,279,318	36,249,760	—	(1,029,558)
Expiring 08/20/21	Bank of America, N.A.	EUR	1,678	2,049,564	1,991,614	—	(57,950)
Expiring 08/20/21	Citibank, N.A.	EUR	72	87,599	85,492	—	(2,107)
Expiring 08/20/21	Goldman Sachs International	EUR	220	262,935	261,134	—	(1,801)
Expiring 08/20/21	Morgan Stanley & Co. International PLC	EUR	72	87,578	85,492	—	(2,086)
Expiring 08/20/21	State Street Bank and Trust Co.	EUR	71	86,292	84,216	—	(2,076)
Japanese Yen,
Expiring 07/15/21	Canadian Imperial Bank of Commerce	JPY	3,009,104	27,492,456	27,089,109	—	(403,347)
New Zealand Dollar,
Expiring 07/23/21	HSBC Bank USA, N.A.	NZD	185	131,642	129,310	—	(2,332)
Expiring 07/23/21	HSBC Bank USA, N.A.	NZD	175	125,476	122,320	—	(3,156)
Expiring 07/23/21	Morgan Stanley & Co. International PLC	NZD	370	259,423	258,620	—	(803)
Norwegian Krone,
Expiring 07/23/21	Goldman Sachs International	NOK	1,095	130,056	127,190	—	(2,866)
Expiring 07/23/21	JPMorgan Chase Bank, N.A.	NOK	2,215	260,584	257,284	—	(3,300)
Expiring 07/23/21	UBS AG	NOK	1,070	127,533	124,286	—	(3,247)
Peruvian Nuevo Sol,
Expiring 07/09/21	BNP Paribas S.A.	PEN	5,083	1,348,032	1,321,049	—	(26,983)
Singapore Dollar,
Expiring 07/15/21	State Street Bank and Trust Co.	SGD	2,809	2,122,416	2,088,942	—	(33,474)
Swedish Krona,
Expiring 07/15/21	Barclays Bank PLC	SEK	57,176	6,914,897	6,681,874	—	(233,023)
Expiring 08/20/21	HSBC Bank USA, N.A.	SEK	2,210	259,615	258,354	—	(1,261)
Expiring 08/20/21	State Street Bank and Trust Co.	SEK	2,180	262,475	254,848	—	(7,627)
Swiss Franc,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	CHF	227	247,680	245,437	—	(2,243)
Expiring 07/15/21	State Street Bank and Trust Co.	CHF	10,184	11,368,642	11,011,118	—	(357,524)

				$126,730,340	$123,769,895	49,651	(3,010,096)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	AUD	444	$344,401	$333,004	$11,397	$—
Expiring 07/23/21	Goldman Sachs International	AUD	335	258,171	251,263	6,908	—
Expiring 07/23/21	JPMorgan Chase Bank, N.A.	AUD	343	257,801	257,264	537	—
Brazilian Real,
Expiring 09/02/21	BNP Paribas S.A.	BRL	1,752	328,615	349,537	—	(20,922)
Expiring 09/02/21	Citibank, N.A.	BRL	1,734	321,665	346,042	—	(24,377)
British Pound,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	GBP	1,177	1,668,277	1,628,218	40,059	—
Expiring 07/23/21	HSBC Bank USA, N.A.	GBP	440	618,949	608,694	10,255	—
Expiring 07/23/21	HSBC Bank USA, N.A.	GBP	345	481,015	477,272	3,743	—
Expiring 08/20/21	Citibank, N.A.	GBP	187	263,969	258,708	5,261	—

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/20/21	Citibank, N.A.	GBP	185	$256,983	$255,942	$1,041	$—
Canadian Dollar,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	CAD	460	380,435	371,083	9,352	—
Expiring 07/23/21	HSBC Bank USA, N.A.	CAD	325	267,727	262,178	5,549	—
Expiring 07/23/21	HSBC Bank USA, N.A.	CAD	322	259,857	259,758	99	—
Euro,
Expiring 07/15/21	BNP Paribas S.A.	EUR	368	438,264	436,493	1,771	—
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	EUR	2,525	3,075,804	2,994,962	80,842	—
Expiring 08/20/21	Bank of America, N.A.	EUR	215	260,717	255,200	5,517	—
Expiring 08/20/21	Bank of America, N.A.	EUR	162	193,448	192,317	1,131	—
Expiring 08/20/21	Citibank, N.A.	EUR	1,013	1,232,222	1,202,587	29,635	—
Expiring 08/20/21	Citibank, N.A.	EUR	798	970,396	947,058	23,338	—
Expiring 08/20/21	Citibank, N.A.	EUR	663	809,849	786,830	23,019	—
Expiring 08/20/21	Citibank, N.A.	EUR	442	539,486	524,963	14,523	—
Expiring 08/20/21	Citibank, N.A.	EUR	108	128,471	128,125	346	—
Expiring 08/20/21	Deutsche Bank AG	EUR	331	404,619	393,292	11,327	—
Expiring 08/20/21	Morgan Stanley & Co. International PLC	EUR	1,013	1,231,928	1,202,586	29,342	—
Expiring 08/20/21	Morgan Stanley & Co. International PLC	EUR	798	970,165	947,058	23,107	—
Expiring 08/20/21	Morgan Stanley & Co. International PLC	EUR	111	135,380	131,537	3,843	—
Expiring 08/20/21	State Street Bank and Trust Co.	EUR	998	1,213,840	1,184,637	29,203	—
Expiring 08/20/21	State Street Bank and Trust Co.	EUR	786	955,920	932,922	22,998	—
Expiring 08/20/21	UBS AG	EUR	229	278,895	271,817	7,078	—
Expiring 08/20/21	UBS AG	EUR	220	262,215	261,134	1,081	—
Japanese Yen,
Expiring 07/15/21	Goldman Sachs International	JPY	31,156	282,863	280,478	2,385	—
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	JPY	236,564	2,163,518	2,129,640	33,878	—
Mexican Peso,
Expiring 07/16/21	HSBC Bank USA, N.A.	MXN	2,729	134,277	136,634	—	(2,357)
Expiring 07/16/21	State Street Bank and Trust Co.	MXN	910	44,754	45,544	—	(790)
New Zealand Dollar,
Expiring 07/23/21	Citibank, N.A.	NZD	370	257,947	258,620	—	(673)
Expiring 07/23/21	Morgan Stanley & Co. International PLC	NZD	360	256,678	251,630	5,048	—
Norwegian Krone,
Expiring 07/23/21	Bank of America, N.A.	NOK	2,215	256,111	257,284	—	(1,173)
Expiring 07/23/21	Morgan Stanley & Co. International PLC	NOK	2,165	259,382	251,476	7,906	—
Peruvian Nuevo Sol,
Expiring 07/09/21	BNP Paribas S.A.	PEN	5,083	1,320,311	1,321,049	—	(738)
Singapore Dollar,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	SGD	224	169,239	166,580	2,659	—
Swedish Krona,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	SEK	4,816	584,011	562,822	21,189	—
Expiring 08/20/21	Bank of America, N.A.	SEK	2,210	256,229	258,355	—	(2,126)
Expiring 08/20/21	JPMorgan Chase Bank, N.A.	SEK	2,180	262,258	254,848	7,410	—
Swiss Franc,
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	CHF	607	678,943	656,299	22,644	—

				$25,736,005	$25,283,740	505,421	(53,156)

						$555,072	$(3,063,252)

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American Airlines	06/20/23	5.000	%(Q)	419	5.220%	$(17,511)	$(1,139)	$16,372
Community Healthcare Systems, Inc.	06/20/26	5.000	%(Q)	1,717	4.685%	(72,589)	26,593	99,182

						$(90,100)	$25,454	$115,554

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Federative Republic of Brazil	06/20/26	1.000%	(Q)	1,350	$41,568	$73,297	$(31,729)	JPMorgan Chase Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Argentina	12/20/25	5.000%(Q)	650	18.542%	$(251,760)	$(131,849)	$(119,911)	Barclays Bank PLC
Republic of Argentina	12/20/25	5.000%(Q)	650	18.542%	(251,760)	(134,093)	(117,667)	Barclays Bank PLC
								Morgan Stanley & Co.
Republic of Argentina	12/20/25	5.000%(Q)	600	18.542%	(301,282)	(133,182)	(168,100)	International PLC
								Morgan Stanley & Co.
Republic of Argentina	12/20/25	5.000%(Q)	575	18.542%	(222,711)	(123,813)	(98,898)	International PLC

					$(1,027,513)	$(522,937)	$(504,576)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.35.V1	06/20/26	1.000%(Q)	106,000	1.554%	$ (3,295,088)	$ (2,747,798)	$ 547,290
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	53,500	2.737%	4,358,591	5,552,274	1,193,683
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	141,400	0.478%	2,924,041	3,642,287	718,246
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	402,500	0.478%	8,469,618	10,367,897	1,898,279

					$12,457,162	$16,814,660	$4,357,498

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$73,297	$(522,937)	$—	$(536,305)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$10,412,160
JPMorgan Securities LLC	—	81,760,402

Total	$—	$92,172,562

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$6,303,719,113	$1,876,553,854	$16,138
Preferred Stocks	12,675,706	749,973	—
Asset-Backed Securities
Automobiles	—	104,622,670	—
Collateralized Loan Obligations	—	120,338,099	—
Consumer Loans	—	2,039,869	—
Credit Cards	—	12,618,180	—
Equipment	—	4,973,706	—
Other	—	21,144,730	—
Residential Mortgage-Backed Securities	—	2,214,426	—
Student Loans	—	72,965,460	—
Commercial Mortgage-Backed Securities	—	172,174,757	—
Convertible Bonds	—	4,706,319	—
Corporate Bonds	—	2,237,874,376	—
Municipal Bonds	—	33,892,913	—
Residential Mortgage-Backed Securities	—	179,057,295	—
Sovereign Bonds	—	394,390,566	—
U.S. Government Agency Obligations	—	779,499,835	—
U.S. Treasury Obligations	—	847,172,389	—

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$3,415,417,120	$—	$—
U.S. Treasury Obligation	—	90,431,928	—

Total	$9,731,811,939	$6,957,421,345	$16,138

Other Financial Instruments*
Assets
Futures Contracts	$23,743,026	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	555,072	—
Centrally Cleared Credit Default Swap Agreements	—	4,473,052	—
OTC Credit Default Swap Agreement	—	41,568	—

Total	$23,743,026	$5,069,692	$—

Liabilities
Futures Contracts	$(7,604,573)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,063,252)	—
OTC Credit Default Swap Agreements	—	(1,027,513)	—
Unfunded commitment with a SPAC	—	—	(4,514)

Total	$(7,604,573)	$(4,090,765)	$(4,514)

*

Other financial instruments are derivative instruments, with the exception of unfunded commitments with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and unfunded commitments with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (7.3% represents investments purchased with collateral from securities on loan)	22.2%
U.S. Treasury Obligations	6.1
Banks	5.3
U.S. Government Agency Obligations	5.1
Software	3.8
Pharmaceuticals	3.6
Interactive Media & Services	2.8
Semiconductors & Semiconductor Equipment	2.7
Sovereign Bonds	2.6
IT Services	2.2
Technology Hardware, Storage & Peripherals	2.2
Insurance	2.0
Equity Real Estate Investment Trusts (REITs)	1.8
Internet & Direct Marketing Retail	1.8
Media	1.6
Diversified Financial Services	1.5
Health Care Equipment & Supplies	1.5
Chemicals	1.5
Capital Markets	1.3
Automobiles	1.3
Oil, Gas & Consumable Fuels	1.3
Residential Mortgage-Backed Securities	1.2
Machinery	1.1
Industrial Conglomerates	1.1
Specialty Retail	1.1
Health Care Providers & Services	1.1
Commercial Mortgage-Backed Securities	1.1

Biotechnology	1.1%
Telecommunications	1.1
Hotels, Restaurants & Leisure	1.0
Entertainment	1.0
Oil & Gas	0.9
Real Estate Investment Trusts (REITs)	0.9
Metals & Mining	0.9
Food Products	0.9
Beverages	0.8
Collateralized Loan Obligations	0.8
Electric	0.8
Pipelines	0.7
Multi-Utilities	0.7
Aerospace & Defense	0.7
Textiles, Apparel & Luxury Goods	0.7
Electronic Equipment, Instruments & Components	0.6
Diversified Telecommunication Services	0.6
Professional Services	0.5
Life Sciences Tools & Services	0.5
Personal Products	0.5
Healthcare-Services	0.5
Electric Utilities	0.5
Student Loans	0.5
Auto Components	0.5
Communications Equipment	0.4
Food & Staples Retailing	0.4
Electrical Equipment	0.4
Containers & Packaging	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Air Freight & Logistics	0.4%
Household Products	0.4
Auto Manufacturers	0.4
Road & Rail	0.4
Airlines	0.4
Retail	0.3
Household Durables	0.3
Mining	0.3
Commercial Services	0.3
Trading Companies & Distributors	0.3
Tobacco	0.3
Internet	0.2
Municipal Bonds	0.2
Multiline Retail	0.2
Energy Equipment & Services	0.2
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.2
Auto Parts & Equipment	0.2
Consumer Finance	0.2
Real Estate	0.2
Agriculture	0.2
Commercial Services & Supplies	0.1
Advertising	0.1
Other	0.1
Semiconductors	0.1
Lodging	0.1
Leisure Time	0.1
Building Materials	0.1
Foods	0.1
Thrifts & Mortgage Finance	0.1
Packaging & Containers	0.1
Paper & Forest Products	0.1
Building Products	0.1
Engineering & Construction	0.1
Credit Cards	0.1
Gas	0.1
Construction Materials	0.1
Health Care Technology	0.1
Miscellaneous Manufacturing	0.1

Diversified Consumer Services	0.1%
Iron/Steel	0.1
Machinery-Diversified	0.1
Gas Utilities	0.1
Transportation	0.1
Computers	0.1
Toys/Games/Hobbies	0.1
Trucking & Leasing	0.1
Leisure Products	0.0	*
Electronics	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Environmental Control	0.0	*
Home Builders	0.0	*
Equipment	0.0	*
Distribution/Wholesale	0.0	*
Construction & Engineering	0.0	*
Apparel	0.0	*
Forest Products & Paper	0.0	*
Healthcare-Products	0.0	*
Oil & Gas Services	0.0	*
Water	0.0	*
Home Furnishings	0.0	*
Housewares	0.0	*
Investment Companies	0.0	*
Water Utilities	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Consumer Loans	0.0	*
Metal Fabricate/Hardware	0.0	*
Machinery-Construction & Mining	0.0	*
Hand/Machine Tools	0.0	*
Office/Business Equipment	0.0	*
Household Products/Wares	0.0	*

	108.6
Liabilities in excess of other assets	(8.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$ 4,473,052*	—	$ —
Credit contracts	Premiums paid for OTC swap agreements	73,297	Premiums received for OTC swap agreements	522,937
Credit contracts	—	—	Unrealized depreciation on OTC swap agreements	536,305

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$8,783,079	*	Due from/to broker-variation margin futures	$4,422,360	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	555,072		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,063,252
Interest rate contracts	Due from/to broker-variation margin futures	14,959,947	*	Due from/to broker-variation margin futures	3,182,213	*

		$28,844,447			$11,727,067

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$14,048,230
Equity contracts	141,222,539	—	—
Foreign exchange contracts	—	433,204	—
Interest rate contracts	(35,825,736)	—	26,801

Total	$105,396,803	$433,204	$14,075,031

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(11,066,529)
Equity contracts	(14,554,671)	—	—
Foreign exchange contracts	—	(3,748,702)	—
Interest rate contracts	16,177,916	—	—

Total	$1,623,245	$(3,748,702)	$(11,066,529)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$1,908,186,162	$367,666,106	$125,828,936

Forward Foreign Currency Exchange Contracts—Sold(2)	Interest Rate Swap Agreements(1)	Credit Default Swap Agreements— Buy Protection(1)
$18,795,634	$858,702	$450,000

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit Default Swap Agreements— Sell Protection(1)
$798,493,667

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$1,096,541,371	$(1,096,541,371)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$6,648	$(201,338)	$(194,690)	$—	$(194,690)
Barclays Bank PLC	—	(1,232,803)	(1,232,803)	1,171,776	(61,027)
BNP Paribas S.A.	48,218	(52,241)	(4,023)	—	(4,023)
Canadian Imperial Bank of Commerce	1,468	(404,898)	(403,430)	—	(403,430)
Citibank, N.A.	97,163	(39,059)	58,104	—	58,104
Deutsche Bank AG	11,327	(125,758)	(114,431)	—	(114,431)
Goldman Sachs International	11,029	(7,803)	3,226	—	3,226
HSBC Bank USA, N.A.	19,646	(25,511)	(5,865)	—	(5,865)
JPMorgan Chase Bank, N.A.	303,264	(37,272)	265,992	—	265,992
Morgan Stanley & Co. International PLC	69,246	(556,605)	(487,359)	487,359	—
State Street Bank and Trust Co.	52,201	(1,435,959)	(1,383,758)	—	(1,383,758)
UBS AG	8,159	(3,247)	4,912	—	4,912

	$628,369	$(4,122,494)	$(3,494,125)	$1,659,135	$(1,834,990)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $1,096,541,371:
Unaffiliated investments (cost $10,452,566,074)	$13,273,832,302
Affiliated investments (cost $3,415,472,010)	3,415,417,120
Foreign currency, at value (cost $7,988,080)	7,923,442
Cash	29,669
Receivable for investments sold	98,665,252
Dividends and interest receivable	43,418,944
Tax reclaim receivable	9,852,476
Due from broker-variation margin futures	1,890,857
Unrealized appreciation on OTC forward foreign currency exchange contracts	555,072
Due from broker-variation margin swaps	118,832
Premiums paid for OTC swap agreements	73,297
Receivable from affiliate	49,298
Receivable for Portfolio shares sold	11,794
Prepaid expenses and other assets	435,845

Total Assets	16,852,274,200

LIABILITIES
Payable to broker for collateral for securities on loan	1,120,617,484
Payable for investments purchased	349,969,768
Payable for Portfolio shares purchased	4,586,983
Management fee payable	3,776,478
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,063,252
Payable to affiliate	2,420,432
Distribution fee payable	631,969
Unrealized depreciation on OTC swap agreements	536,305
Premiums received for OTC swap agreements	522,937
Accrued expenses and other liabilities	468,664
Foreign capital gains tax liability accrued	406,462
Unrealized depreciation on an unfunded commitment with a SPAC	4,514
Affiliated transfer agent fee payable	433

Total Liabilities	1,487,005,681

NET ASSETS	$15,365,268,519

Net assets were comprised of: Partners’ Equity	$15,365,268,519
Net asset value and redemption price per share, $15,365,268,519 / 378,332,347 outstanding shares of beneficial interest	$40.61

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $4,989,387 foreign withholding tax, of which $399,994 is reimbursable by an affiliate)	$73,203,970
Interest income (net of $58,783 foreign withholding tax)	67,171,779
Affiliated dividend income	1,630,663
Income from securities lending, net (including affiliated income of $213,379)	523,635

Total income	142,530,047

EXPENSES
Management fee	46,556,610
Distribution fee	18,871,856
Custodian and accounting fees	605,611
Trustees’ fees	93,950
Legal fees and expenses	36,303
Audit fee	30,241
Shareholders’ reports	5,996
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,590
Miscellaneous	152,019

Total expenses	66,356,176
Less: Fee waiver and/or expense reimbursement	(762,423)

Net expenses	65,593,753

NET INVESTMENT INCOME (LOSS)	76,936,294
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(142,011))	715,558,040
Futures transactions	105,396,803
Forward currency contract transactions	433,204
Short sales transactions	9,780,420
Swap agreements transactions	14,075,031
Foreign currency transactions	(828,148)

844,415,350

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $16,645)	221,082,220
Futures	1,623,245
Forward currency contracts	(3,748,702)
Swap agreements	(11,066,529)
Foreign currencies	(558,215)
Unfunded commitment with a SPAC	(4,514)

207,327,505

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,051,742,855

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,128,679,149

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$76,936,294	$180,956,120
Net realized gain (loss) on investment and foreign currency transactions	844,415,350	698,545,009
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	207,327,505	470,861,302

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,128,679,149	1,350,362,431

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [575,498 and 157,585,318 shares, respectively]	22,177,404	4,576,989,052
Portfolio shares purchased [22,624,747 and 203,261,852 shares, respectively]	(883,978,662)	(5,775,335,302)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(861,801,258)	(1,198,346,250)

TOTAL INCREASE (DECREASE)	266,877,891	152,016,181
NET ASSETS:
Beginning of period	15,098,390,628	14,946,374,447

End of period	$15,365,268,519	$15,098,390,628

SEE NOTES TO FINANCIAL STATEMENTS.

A208

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2021 consisted of 75 separate portfolios. The information presented in these financial statements pertains only to the 4 Portfolios listed below together with their investment objective(s) (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Investment Objective(s)	Subadviser(s)
AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sayles Bond”)	Maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited; Loomis, Sayles & Company, L.P.
AST BlackRock Low Duration Bond Portfolio (“BlackRock Low Duration Bond”)	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.; (effective April 27, 2020) BlackRock International Limited; BlackRock (Singapore) Limited
AST MFS Growth Allocation Portfolio (“MFS Growth Allocation”)	Total return.	Massachusetts Financial Services Company (“MFS”)
AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.

2.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of

B1

Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

B2

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward

B3

exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating Rate Notes Issued in Conjunction with Securities Held: Certain Portfolios invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation. Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as

B4

funded leverage by including the fixed rate bond in its Schedule of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements of the Securities Act of 1933 under Rule 144A.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due from broker-variation margin futures” in the Statement of Assets and Liabilities.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Reverse Repurchase Agreements: Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued

B5

interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

Borrowed Bond Agreements: Certain Portfolios enter into borrowed bond agreements. In a borrowed bond agreement, the Portfolio borrows a bond from a counterparty in exchange for cash collateral. The borrowed bond agreement contains a commitment that the security and the cash will be returned to the counterparty and the Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Portfolio may also experience delays in gaining access to the collateral.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Due from broker-variation margin swaps”, “Cash segregated for counterparty – OTC” and “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

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As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the

B7

terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market

B8

price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Master Limited Partnerships (MLPs): Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Private Investment in Public Equity (PIPE): The Portfolios may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Shares in PIPEs generally are not registered with the SEC until after a certain time-period from the date the private sale is completed (“Restricted Period”), which can last for several months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities.

Special Purpose Acquisition Companies (SPACs): SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Portfolios may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. MFS Growth Allocation and T. Rowe Price Asset Allocation had an unfunded commitment outstanding of $33,960 and $111,450, respectively, to purchase PIPE shares as of June 30, 2021.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in Note 1 above as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
BlackRock/Loomis Sayles Bond	0.4825% first $300 million;	0.42%
	0.4725% on next $200 million;
	0.4625% on next $250 million;
	0.4525% on next $2.5 billion;
	0.4425% on next $ 2.75 billion;
	0.4125% on next $ 4 billion;
	0.3925% in excess of $10 billion
BlackRock Low Duration Bond	0.4825% first $300 million;	0.42%
	0.4725% on next $200 million;
	0.4625% on next $250 million;
	0.4525% on next $2.5 billion;
	0.4425% on next $ 2.75 billion;
	0.4125% on next $ 4 billion;
	0.3925% in excess of $10 billion
MFS Growth Allocation	0.6825% first $300 million;	0.66%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $750 million;
	0.6225% on next $ 2 billion;
	0.5925% on next $ 4 billion;
	0.5725% in excess of $10 billion
T. Rowe Price Asset Allocation	0.6825% first $300 million;	0.61%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $ 2.75 billion;
	0.6125% on next $ 4 billion;
	0.5925% on next $2.5 billion;
	0.5725% on next $2.5 billion;
	0.5525% on next $ 5 billion;
	0.5325% in excess of $20 billion

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Portfolio	Fee Waivers and/or Expense Limitations
BlackRock/Loomis Sayles Bond	contractually waive 0.035%
through June 30, 2022
effective June 5, 2021
contractually limit expenses to 0.69%
through June 30, 2023
BlackRock Low Duration Bond	contractually waive 0.057%
through June 30, 2022
effective June 5, 2021
contractually limit expenses to 0.72%
through June 30, 2023
MFS Growth Allocation	contractually waive 0.0045%
through June 30, 2022
T. Rowe Price Asset Allocation	contractually waive 0.0101%
through June 30, 2022

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2021, there were no brokerage commission recaptured under these agreements.

AST Investment Services, Inc., PAD, PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

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For the reporting period ended June 30, 2021, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
BlackRock/Loomis Sayles Bond	$143,858	$298,661	$ (9,627)
MFS Growth Allocation	243,945	142,061	34,196

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
BlackRock/Loomis Sayles Bond	$ 33,656
BlackRock Low Duration Bond	1,252
MFS Growth Allocation	51,852
T. Rowe Price Asset Allocation	399,994

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
MFS Growth Allocation	$ 31,064
T. Rowe Price Asset Allocation	528,245

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5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2021, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
BlackRock/Loomis Sayles Bond	$8,767,245,239	$ 8,961,238,197
BlackRock Low Duration Bond	142,276,630	190,154,629
MFS Growth Allocation	282,808,243	310,155,754
T. Rowe Price Asset Allocation	9,154,103,749	10,353,677,071

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2021, is presented as follows:

BlackRock/Loomis Sayles Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$191,430,861	$1,154,386,466	$773,736,133	$—	$—	$572,081,194	572,081,194	$288,789

PGIM Institutional Money Market Fund (1)(b)(wa)
307,668,711	661,921,213	733,266,564	27,438	(66,459)	236,284,339	236,426,196	97,699	(2)

$499,099,572	$1,816,307,679	$1,507,002,697	$27,438	$(66,459)	$808,365,533		$386,488

BlackRock Low Duration Bond
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$21,848,065	$209,025,627	$221,092,664	$—	$—	$9,781,028	9,781,028	$9,290

PGIM Institutional Money Market Fund (1)(b)(wa)
37,882,625	256,732,595	216,769,964	(3,147)	(3,772)	77,838,337	77,885,068	18,254	(2)

$59,730,690	$465,758,222	$437,862,628	$(3,147)	$(3,772)	$87,619,365		$27,544

MFS Growth Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$151,685,281	$102,038,298	$97,995,349	$—	$—	$155,728,230	155,728,230	$113,776

PGIM Institutional Money Market Fund (1)(b)(wa)
44,191,342	146,770,105	110,694,115	(1,538)	(7,738)	80,258,056	80,306,240	15,510	(2)

$195,876,623	$248,808,403	$208,689,464	$(1,538)	$(7,738)	$235,986,286		$129,286

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T. Rowe Price Asset Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$2,167,670,452	$1,786,087,370	$1,658,978,006	$—	$—	$2,294,779,816	2,294,779,816	$1,630,663

PGIM Institutional Money Market Fund (1)(b)(wa)
653,242,518	1,924,954,197	1,457,434,045	16,645	(142,011)	1,120,637,304	1,121,310,090	213,379	(2)

$2,820,912,970	$3,711,041,567	$3,116,412,051	$16,645	$(142,011)	$3,415,417,120		$1,844,042

(1)    The Fund did not have any capital gain distributions during the reporting period.

(2)    The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)    Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)  PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional          Money Market Fund, if applicable.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2020 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2021.

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8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2021, all Portfolios offer only a single share class to investors.

As of June 30, 2021, substantially all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
BlackRock/Loomis Sayles Bond	6	98.0%
BlackRock Low Duration Bond	3	99.9
MFS Growth Allocation	3	100.0
T. Rowe Price Asset Allocation	3	99.9

9. Purchases & Redemption In-kind

On January 27, 2021, the Board approved changes to AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”), AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”), AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”), and AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”) (the “Portfolios”) that were contingent on shareholder approval of the amended Management Agreement and Shareholder Services and Distribution Plan. In addition to the amended Management Agreements and Shareholder Services and Distribution Plan, the Board approved changing the Portfolios’ principal investment strategies from a fund-of-funds structure that primarily invests portfolio assets in Underlying Funds (the “Underlying Funds”) to a structure that primarily relies on direct investments to achieve the Portfolios’ investment objectives. The implementation of the new principal investment strategy in these Portfolios will be done by utilizing a redemption in-kind from the Underlying Funds Portfolios.

Subsequently, as of the close of business on July 9, 2021, the Underlying Funds settled the redemption of the fund shares by delivering portfolio securities and other assets. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Academic Strategies	Balanced Asset Allocation	Capital Growth Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
BlackRock / Loomis Sayles Bond	$32,680,613	$304,273,562	$220,131,552	$302,637,300	$859,723,027

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, but the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term securities, the

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more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a

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security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests.

Interest rate risk: Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with changing interest rates are heightened, given that interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities.

Foreign Securities Risk: A Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of a Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to certain other risks including but not limited to the following:

To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighted in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

A Portfolio will incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these Underlying Portfolios.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a

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delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Portfolio as well as loan facilities used by a Portfolio. As such, the potential impact of a transition away from LIBOR on a Portfolio or the financial instruments in which a Portfolio invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Master Limited Partnerships Risk: A Portfolio may invest in MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. An investment in MLPs also subjects the Portfolio to the risks associated with the

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specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Real Estate Risk: Investments in REITs and real estate-linked derivative instruments will subject a Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, construction delays and the supply of real estate generally, extended vacancies of properties, and the management skill and credit worthiness of the issuer. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to tax laws, or failure by the REIT to qualify for tax-free pass-through of income under the tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property and, as a result, may be more exposed to events that adversely affect such properties or areas than REITs that invest more broadly.

Short Sale Risk: A Portfolio that sells a security short in effect borrows and then sells the security with the expectation that it will later repurchase the security at a lower price and then return the amount borrowed with interest. In contrast, when a Portfolio buys a security long, it purchases the security with cash with the expectation that it later will sell the security at a higher price. A Portfolio that enters into short sales exposes the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. Theoretically, the amount of these losses can be unlimited, although for fixed income securities an interest rate of 0% forms an effective limit on how high a security’s price would be expected to rise. Although a Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio’s securities held long will decline in value at the same time that the value of the Portfolio’s securities sold short increases, thereby increasing the potential for loss.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio.An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

11. Reorganization

On March 10, 2021, the Board approved the reorganization (the “Reorganization”) of AST Fidelity Institutional AM® Quantitative Portfolio (the “Target Portfolio”) into T. Rowe Price Asset Allocation (the “Acquiring Portfolio”). The Reorganization is subject to shareholder approval by the Target Portfolio. A special meeting of the Target Portfolio shareholders will be held on September 9, 2021. It is expected that the Reorganization, if approved, would be completed on or around October 15, 2021.

12. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

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On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

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Financial Highlights

(unaudited)

AST BlackRock/Loomis Sayles Bond Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020		2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.89		$14.80		$13.55		$13.64		$13.07		$12.54

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.31		0.40		0.38		0.34		0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.30)		0.78		0.85		(0.47)		0.23		0.22

Total from investment operations	(0.17)		1.09		1.25		(0.09)		0.57		0.53

Capital Contributions	—		—		—	(b)(c)(d)	—	(c)(d)	—		—

Net Asset Value, end of period	$15.72		$15.89		$14.80		$13.55		$13.64		$13.07

Total Return(e)	(1.07)%		7.36%		9.23	%(f)	(0.66	)%(f)	4.36%		4.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,971		$3,933		$3,883		$3,518		$3,789		$3,635
Average net assets (in millions)	$3,928		$3,673		$3,840		$3,671		$3,754		$3,742
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.69	%(h)	0.70	%(i)	0.73	%(i)	0.76	%(i)	0.80	%(i)	0.73	%(i)
Expenses before waivers and/or expense reimbursement	0.73	%(h)	0.74	%(i)	0.77	%(i)	0.80	%(i)	0.84	%(i)	0.77	%(i)
Net investment income (loss)	1.61	%(h)	2.00%		2.78%		2.83%		2.52%		2.34%
Portfolio turnover rate(j)	220%		456%		372%		319%		350%		349%

AST BlackRock Low Duration Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020		2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.61		$11.32		$10.82		$10.74		$10.56		$10.39

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.16		0.24		0.22		0.18		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.13		0.26		(0.14)		—		0.04

Total from investment operations	0.02		0.29		0.50		0.08		0.18		0.17

Capital Contributions	—		—		—	(b)(d)	—	(c)(d)	—		—

Net Asset Value, end of period	$11.63		$11.61		$11.32		$10.82		$10.74		$10.56

Total Return(e)	0.17%		2.56%		4.62	%(f)	0.74	%(f)	1.70%		1.64%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$559		$550		$516		$635		$638		$644
Average net assets (in millions)	$555		$508		$521		$659		$641		$736
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.72	%(h)	0.74%		0.72%		0.74	%(k)	0.72%		0.71%
Expenses before waivers and/or expense reimbursement	0.78	%(h)	0.80%		0.78%		0.80	%(k)	0.78%		0.77%
Net investment income (loss)	0.79	%(h)	1.44%		2.16%		2.08%		1.70%		1.22%
Portfolio turnover rate(j)	77%		145%		192%		201%		306%		355%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	Includes interest expense on short sales and reverse repurchase agreements of 0.00%, 0.03%, 0.06%, 0.11% and 0.03% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Includes interest expense on reverse repurchase agreements of 0.02% for the year ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

AST MFS Growth Allocation Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$19.14		$17.42	$14.19		$15.47		$13.28	$12.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.14	0.24		0.22		0.17	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.74		1.58	2.99		(1.50)		2.02	0.38

Total from investment operations	1.81		1.72	3.23		(1.28)		2.19	0.54

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)

Net Asset Value, end of period	$20.95		$19.14	$17.42		$14.19		$15.47	$13.28

Total Return(f)	9.46%		9.87%	22.76	%(g)	(8.27	)%(g)	16.49%	4.32	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,235		$1,166	$985		$697		$871	$748
Average net assets (in millions)	$1,199		$950	$859		$854		$812	$717
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.95	%(j)	0.97%	0.97%		0.96%		0.97%	0.99%
Expenses before waivers and/or expense reimbursement	0.95	%(j)	0.98%	0.98%		0.97%		0.98%	1.00%
Net investment income (loss)	0.74	%(j)	0.86%	1.52%		1.45%		1.19%	1.29%
Portfolio turnover rate(k)	28%		96%	123%		54%		58%	97%

AST T. Rowe Price Asset Allocation Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$37.71		$33.51	$27.73		$29.29		$25.38	$23.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.44	0.60		0.55		0.45	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.70		3.76	5.18		(2.11)		3.46	1.36

Total from investment operations	2.90		4.20	5.78		(1.56)		3.91	1.77

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)

Net Asset Value, end of period	$40.61		$37.71	$33.51		$27.73		$29.29	$25.38

Total Return(f)	7.69%		12.53%	20.84	%(g)	(5.33	)%(g)	15.41%	7.54	%(l)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15,365		$15,098	$14,946		$12,971		$15,569	$14,208
Average net assets (in millions)	$15,223		$13,597	$14,407		$14,949		$15,030	$13,732
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.87	%(j)	0.88%	0.88%		0.87%		0.88%	0.87%
Expenses before waivers and/or expense reimbursement	0.88	%(j)	0.89%	0.89%		0.88%		0.89%	0.89%
Net investment income (loss)	1.02	%(j)	1.33%	1.94%		1.86%		1.64%	1.68%
Portfolio turnover rate(k)	75%		169%	72%		61%		66%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.24%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.50%.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2021

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 14-16, 2021 (the Meeting) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders. 2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2032 because the Portfolios recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the AST Bond Portfolio 2032 agreements as part of its annual review of the Trust’s advisory agreements in 2022.

subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2020. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST BlackRock/Loomis Sayles Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its Peer Universe median for the one-year period ended March 31, 2021.

•	The Board noted that the Manager had contractually agreed to waive 0.035% of its investment management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Low Duration Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, and underperformed over the remaining period.

•	The Board noted that the Manager had contractually agreed to waive 0.057% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board considered that effective April 2019, the Board approved the appointment of a new subadviser to replace the Portfolio’s prior subadviser, and Portfolio’s performance prior to April 2019 was not attributable to the Portfolio’s current subadviser. As a result, the Board concluded that the current subadviser should be afforded more time to develop their own performance record.

•	The Board also noted that the Portfolio’s recent performance had improved, with the Portfolio outperforming its Peer Universe median and benchmark index over the one-year period ended March 31, 2021.

•	The Board noted that the Manager had contractually agreed to waive 0.0045% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period and outperformed over the remaining periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0101% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio, and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America
751 Broad Street Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2021 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-Zurich C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2021

AST Academic Strategies Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Franklin 85/15 Diversified Allocation Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Tactical Preservation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2021, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

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Advanced Series Trust	Semiannual Report	June 30, 2021
Table of Contents

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1

	AST Academic Strategies Asset Allocation Portfolio	A3

	AST Capital Growth Asset Allocation Portfolio	A76

	AST ClearBridge Dividend Growth Portfolio	A93

	AST Franklin 85/15 Diversified Allocation Portfolio	A97

	AST J.P. Morgan Global Thematic Portfolio	A108

	AST J.P. Morgan Tactical Preservation Portfolio	A152

	AST T. Rowe Price Growth Opportunities Portfolio	A207

Section B	Notes to Financial Statements

Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust	Semiannual Report	June 30, 2021
Letter to Contract Owners

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2021

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited

AST Academic Strategies Asset Allocation

Ten Largest Holdings	Asset Class	% of Net Assets

AST Prudential Core Bond Portfolio	Core Bond	2.1%

AST Western Asset Core Plus Bond Portfolio	Core Bond	1.6%

Vanguard Real Estate ETF	Exchange-Traded Funds	1.3%

iShares Core MSCI EAFE ETF	Exchange-Traded Funds	1.1%

U.S. Treasury Notes , 0.875%, 06/30/26	U.S. Treasury Obligations	1.1%

Vanguard Value ETF	Exchange-Traded Funds	1.1%

U.S. Treasury Inflation Indexed Bonds, TIPS , 0.500%, 01/15/28	U.S. Treasury Obligations	1.0%

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	0.9%

Schwab US TIPS ETF	Exchange-Traded Funds	0.9%

AST Emerging Markets Equity Portfolio	Emerging Markets	0.8%

AST Capital Growth Asset Allocation

Ten Largest Holdings	Asset Class	% of Net Assets

AST Global Bond Portfolio	Core Bond	6.2%

AST Prudential Core Bond Portfolio	Core Bond	5.0%

AST Western Asset Core Plus Bond Portfolio	Core Bond	3.3%

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	2.2%

AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	1.5%

AST BlackRock/Loomis Sayles Bond Portfolio	Core Bond	1.4%

Microsoft Corp.	Software	1.3%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.3%

AST Hotchkis & Wiley Large-Cap Value Portfolio	Large/Mid-Cap Value	1.2%

AST Small-Cap Value Portfolio	Small-Cap Value	1.0%

AST ClearBridge Dividend Growth

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	5.4%

Apple, Inc.	Technology Hardware, Storage & Peripherals	4.8%

Raytheon Technologies Corp.	Aerospace & Defense	3.2%

PPG Industries, Inc.	Chemicals	3.0%

Comcast Corp. (Class A Stock)	Media	2.7%

Linde PLC (United Kingdom)	Chemicals	2.5%

Blackstone Group, Inc. (The)	Capital Markets	2.4%

Williams Cos., Inc. (The)	Oil, Gas & Consumable Fuels	2.4%

Home Depot, Inc. (The)	Specialty Retail	2.4%
United Parcel Service, Inc. (Class B Stock)	Air Freight & Logistics	2.4%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited (continued)

AST Franklin 85/15 Diversified Allocation

Ten Largest Holdings	Line of Business	Country	% of Net Assets

AST Western Asset Core Plus Bond Portfolio	Core Bond	United States	14.9%

Microsoft Corp.	Software	United States	1.8%

Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.7%

Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	1.4%

Facebook, Inc. (Class A Stock)	Interactive Media & Services	United States	1.4%

Home Depot, Inc. (The)	Specialty Retail	United States	0.8%

L’Oreal SA	Personal Products	France	0.7%

United Parcel Service, Inc. (Class B Stock)	Air Freight & Logistics	United States	0.7%

Adobe, Inc.	Software	United States	0.7%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	United States	0.7%

AST J.P. Morgan Global Thematic Portfolio

Ten Largest Holdings	Line of Business	Country	% of Net Assets

U.S. Treasury Notes, 0.125%, 05/31/23	U.S. Treasury Obligations	United States	2.0%

U.S. Treasury Notes, 0.750%, 05/31/26	U.S. Treasury Obligations	United States	1.8%

U.S. Treasury Notes, 0.250%, 06/15/24	U.S. Treasury Obligations	United States	1.8%

Microsoft Corp.	Software	United States	1.3%

U.S. Treasury Notes, 1.375%, 01/31/22	U.S. Treasury Obligations	United States	1.3%

Government National Mortgage Assoc., 2.500%, 06/20/51	U.S. Government Agency Obligations	United States	1.1%

Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.1%

U.S. Treasury Notes, 1.250%, 05/31/28	U.S. Treasury Obligations	United States	1.0%

Federal National Mortgage Assoc., 2.000%, TBA	U.S. Government Agency Obligations	United States	1.0%

Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2021
Presentation of Portfolio Holdings — unaudited (continued)

AST J.P. Morgan Tactical Preservation

Ten Largest Holdings	Line of Business	% of Net Assets

Government National Mortgage Assoc., 2.500%, 04/20/51	U.S. Government Agency Obligations	1.9%

U.S. Treasury Notes, 0.375%, 04/15/24	U.S. Treasury Obligations	1.8%

Federal National Mortgage Assoc., 2.000%, TBA	U.S. Government Agency Obligations	1.6%

U.S. Treasury Notes, 0.125%, 05/31/23	U.S. Treasury Obligations	1.3%

U.S. Treasury Bonds, 1.875%, 02/15/41	U.S. Treasury Obligations	1.2%

U.S. Treasury Notes, 0.375%, 01/31/26	U.S. Treasury Obligations	1.2%

U.S. Treasury Notes, 0.750%, 05/31/26	U.S. Treasury Obligations	1.2%

U.S. Treasury Notes, 0.125%, 02/28/23	U.S. Treasury Obligations	1.1%

U.S. Treasury Bonds, 1.875%, 02/15/51	U.S. Treasury Obligations	1.0%

U.S. Treasury Notes, 0.250%, 03/15/24	U.S. Treasury Obligations	0.9%

AST T. Rowe Price Growth Opportunities

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	2.4%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.2%

Amazon.com, Inc.	Internet & Direct Marketing Retail	1.3%

Visa, Inc. (Class A Stock)	IT Services	1.1%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.0%

Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.9%

General Electric Co.	Industrial Conglomerates	0.9%

Morgan Stanley	Capital Markets	0.8%

UnitedHealth Group, Inc.	Health Care Providers & Services	0.8%

Danaher Corp.	Health Care Equipment & Supplies	0.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2021
Fees and Expenses — unaudited

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Academic Strategies Asset Allocation	Actual	$1,000.00	$1,076.80	1.34%	$6.90
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

AST Capital Growth Asset Allocation	Actual	$1,000.00	$1,102.90	0.92%	$4.80
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST ClearBridge Dividend Growth	Actual	$1,000.00	$1,131.90	0.91%	$4.81
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST Franklin 85/15 Diversified Allocation	Actual	$1,000.00	$1,139.30	1.03%	$5.46
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

AST J.P. Morgan Global Thematic	Actual	$1,000.00	$1,086.80	1.05%	$5.43
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST J.P. Morgan Tactical Preservation	Actual	$1,000.00	$1,049.20	0.93%	$4.73
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST T. Rowe Price Growth Opportunities	Actual	$1,000.00	$1,113.80	0.97%	$5.08
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2021, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ABS — Asset-Backed Security
ABX — Asset-Backed Securities Index
Aces — Alternative Credit Enhancements Securities
ADR — American Depositary Receipt
AQUIS — Aquis Exchange
ARM — Adjustable Rate Mortgage

BABs — Build America Bonds
BATE — CBOE- Europe – BXE Order Books
BATS — Chi-X Europe Stock Exchange
BBR — New Zealand Bank Bill Rate
BBSW — Australian Bank Bill Swap Reference Rate
BROIS — Brazil Overnight Index Swap
BSBY — Bloomberg Short-Term Bank Yield Index
BTP — Buoni del Tesoro Poliennali
BUBOR — Budapest Interbank Offered Rate
CDI — Chess Depository Interest
CDOR — Canadian Dollar Offered Rate
CDX — Credit Derivative Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMT — Constant Maturity Treasury
COP — Certificates of Participation
CPI — Consumer Price Index
CVR — Contingent Value Rights
CVT — Convertible Security
DJ — Dow Jones
EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMTN — Global Medium Term Note
GNMA — Government National Mortgage Association
IO — Interest Only (Principal amount represents notional)
JIBAR — Johannesburg Interbank Agreed Rate
KWCDC — Korean Won Certificate of Deposit
LIBOR — London Interbank Offered Rate
LME — London Metal Exchange
LP — Limited Partnership
M — Monthly payment frequency for swaps
MASTR — Morgan Stanley Structured Asset Security
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
NASDAQ — National Association of Securities Dealers Automated Quotations
NIBOR — Norwegian Interbank Offered Rate
NSA — Non-Seasonally Adjusted

SEE NOTES TO FINANCIAL STATEMENTS

A1

Glossary (CONTINUED)

NVDR — Non-voting Depositary Receipt
NYSE — New York Stock Exchange
OAT — Obligations Assimilables du Tresor
OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OOTC — OTC Bulletin Board – Other OTC
OTC — Over-the-counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRFC — Preference Shares
PRI — Primary Rate Interface
PRIBOR — Prague Interbank Offered Rate
Q — Quarterly payment frequency for swaps
RBOB — Reformulated Gasoline Blendstock for Oxygen Blending
REITs — Real Estate Investment Trust
REMICS — Real Estate Mortgage Investment Conduit Security
RTS — Russian Trading System
S — Semiannual payment frequency for swaps
S&P — Standard & Poor’s
SDR — Sweden Depositary Receipt

SGMX — Sigma X MTF
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
SPDR — Standard & Poor’s Depositary Receipts
STOXX — Stock Index of the Eurozone
Strips — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TBA — To Be Announced
TIPS — Treasury Inflation-Protected Securities
TOPIX — Tokyo Stock Price Index
TRQX — Turquoise Stock Exchange
ULSD — Ultra-Low Sulfur Diesel
USOIS — United States Overnight Index Swap
UTS — Unit Trust Security
WIBOR — Warsaw Interbank Offered Rate
WTI — West Texas Intermediate
XAMS — Amsterdam Stock Exchange
XNGS — NASDAQ Global Select Exchange
XPAR — Paris Stock Exchange
XSWX — SIX Swiss Exchange
XTSE — Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 69.6%
AFFILIATED MUTUAL FUNDS — 8.3%
AST BlackRock/Loomis Sayles Bond Portfolio*	2,072,105	$32,573,485
AST ClearBridge Dividend Growth Portfolio*	1,545,230	40,299,602
AST Emerging Markets Equity Portfolio*	3,219,842	35,675,850
AST Goldman Sachs Small-Cap Value Portfolio*	408,226	12,557,037
AST Government Money Market Portfolio*	255,584	255,584
AST High Yield Portfolio*	1,473,941	18,011,556
AST Prudential Core Bond Portfolio*	6,775,477	94,585,658
AST Small-Cap Growth Opportunities Portfolio*	410,911	13,839,488
AST Small-Cap Growth Portfolio*	161,981	13,655,025
AST Small-Cap Value Portfolio*	340,672	12,478,816
AST T. Rowe Price Natural Resources Portfolio*	481,989	12,232,872
AST Western Asset Core Plus Bond Portfolio*	4,785,972	71,310,983
AST Western Asset Emerging Markets Debt Portfolio*	1,362,317	17,560,261

TOTAL AFFILIATED MUTUAL FUNDS (cost $325,564,525)(wd)		375,036,217

COMMON STOCKS — 36.4%
Aerospace & Defense — 0.3%
Curtiss-Wright Corp.	8,400	997,584
General Dynamics Corp.	13,465	2,534,921
Howmet Aerospace, Inc.*	40,000	1,378,800
Huntington Ingalls Industries, Inc.	313	65,965
L3Harris Technologies, Inc.	1,990	430,138
Lockheed Martin Corp.	9,638	3,646,537
Northrop Grumman Corp.	5,698	2,070,824
Raytheon Technologies Corp.	12,638	1,078,148
Teledyne Technologies, Inc.*	4,100	1,717,203

		13,920,120

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	64,805	4,413,572
Expeditors International of Washington, Inc.	3,100	392,460
FedEx Corp.	5,953	1,775,958
United Parcel Service, Inc. (Class B Stock)	15,639	3,252,443
XPO Logistics, Inc.*	3,200	447,648
Yamato Holdings Co. Ltd. (Japan)	24,000	682,742

		10,964,823

Airlines — 0.0%
Alaska Air Group, Inc.*	8,175	493,034
Allegiant Travel Co.*	200	38,800
Delta Air Lines, Inc.*	5,565	240,742
JetBlue Airways Corp.*	2,709	45,457
Southwest Airlines Co.*	5,752	305,374
United Airlines Holdings, Inc.*	3,949	206,493

		1,329,900

	Shares	Value

COMMON STOCKS (continued)
Auto Components — 0.1%
Aisin Corp. (Japan)	4,000	$171,574
Aptiv PLC*	2,300	361,859
Bridgestone Corp. (Japan)	21,100	962,417
Cie Generale des Etablissements
Michelin SCA (France)	1,906	304,122
Faurecia SE (France)	72	3,522
Magna International, Inc. (Canada)	13,016	1,205,802
Sumitomo Electric Industries Ltd. (Japan)	19,100	282,531

		3,291,827

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	25,261	2,680,392
Brilliance China Automotive Holdings Ltd. (China)	2,892	1,802
BYD Co. Ltd. (China) (Class H Stock)	1,782	53,520
Daimler AG (Germany)	55,719	4,982,589
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	5,768	5,193
Ferrari NV (Italy)	13,857	2,855,878
Ford Motor Co.*	8,177	121,510
Geely Automobile Holdings Ltd. (China)	12,229	38,517
General Motors Co.*	39,841	2,357,392
Great Wall Motor Co. Ltd. (China) (Class H Stock)	7,183	23,245
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	6,106	5,494
Harley-Davidson, Inc.	17,400	797,268
Hero MotoCorp Ltd. (India)	5,239	205,214
Honda Motor Co. Ltd. (Japan)	3,370	107,527
Isuzu Motors Ltd. (Japan)	225,074	2,966,690
Kia Corp. (South Korea)	2,513	200,175
Mazda Motor Corp. (Japan)*	1,186	11,172
Nissan Motor Co. Ltd. (Japan)*	4,837	24,037
Stellantis NV (XPAR)	49,111	967,823
Stellantis NV (TRQX)	4,272	84,174
Subaru Corp. (Japan)	1,254	24,800
Suzuki Motor Corp. (Japan)	813	34,379
Tesla, Inc.*	9,068	6,163,520
Thor Industries, Inc.	7,600	858,800
Toyota Motor Corp. (Japan)	29,155	2,547,087
Volkswagen AG (Germany)	869	286,158
Yadea Group Holdings Ltd. (China), 144A	1,466	3,164
Yamaha Motor Co. Ltd. (Japan)	106,015	2,878,490

		31,286,010

Banks — 1.7%
Absa Group Ltd. (South Africa)*	58,881	559,080
Australia & New Zealand Banking Group Ltd. (Australia)	87,102	1,843,038
Banco Bilbao Vizcaya Argentaria SA (Spain)*	171,644	1,065,513
Bank Hapoalim BM (Israel)*	29,047	233,227
Bank Leumi Le-Israel BM (Israel)*	255,116	1,937,540
Bank of America Corp.	75,042	3,093,982

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Bank of China Ltd. (China) (Class H Stock)	620,000	$222,800
Bank of Ireland Group PLC (Ireland)*	58,738	315,656
Bank of Nova Scotia (The) (Canada)	14,730	957,997
BNP Paribas SA (France)	87,016	5,453,265
China Construction Bank Corp. (China) (Class H Stock)	1,209,000	949,964
Citigroup, Inc.	54,831	3,879,293
Commonwealth Bank of Australia (Australia)	58,000	4,359,008
Credit Agricole SA (France)	234,079	3,284,173
DBS Group Holdings Ltd. (Singapore)	230,200	5,140,773
DNB ASA (Norway)	52,969	1,155,178
East West Bancorp, Inc.	2,400	172,056
Fifth Third Bancorp	32,700	1,250,121
First Horizon Corp.	89,600	1,548,288
FNB Corp.	37,900	467,307
Hana Financial Group, Inc. (South Korea)	12,013	492,927
HSBC Holdings PLC (United Kingdom)	90,918	524,823
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	340,000	199,432
JPMorgan Chase & Co.	45,470	7,072,404
KB Financial Group, Inc. (South Korea)	6,108	303,234
KeyCorp	69,500	1,435,175
Mitsubishi UFJ Financial Group, Inc. (Japan)	855,600	4,618,568
Mizrahi Tefahot Bank Ltd. (Israel)*	5,807	178,833
Mizuho Financial Group, Inc. (Japan)	57,600	823,986
National Australia Bank Ltd. (Australia)	115,291	2,274,224
Natwest Group PLC (United Kingdom)	224,461	631,857
Nordea Bank Abp (Finland)	325,705	3,630,592
Oversea-Chinese Banking Corp. Ltd. (Singapore)	85,500	761,770
PNC Financial Services Group, Inc. (The)	21,406	4,083,409
Sberbank of Russia PJSC (Russia), ADR	53,885	896,115
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	82,408	1,065,312
Standard Chartered PLC (United Kingdom)	30,269	193,616
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,900	1,131,726
SVB Financial Group*	146	81,239
Svenska Handelsbanken AB (Sweden) (Class A Stock)	37,689	426,202
Synovus Financial Corp.	5,200	228,176
Tisco Financial Group PCL (Thailand)	239,200	662,875
Toronto-Dominion Bank (The) (Canada)	4,466	312,973
Truist Financial Corp.	12,967	719,669
U.S. Bancorp	10,373	590,950
United Overseas Bank Ltd. (Singapore)	30,100	580,235
Wells Fargo & Co.	98,753	4,472,523
Westpac Banking Corp. (Australia)	93,400	1,809,766

		78,090,870

	Shares	Value

COMMON STOCKS (continued)
Beverages — 0.4%
Ambev SA (Brazil)	86,200	$295,664
Boston Beer Co., Inc. (The) (Class A Stock)*	96	97,997
Carlsberg A/S (Denmark) (Class B Stock)	2,668	497,642
Coca-Cola Co. (The)	94,515	5,114,207
Coca-Cola Europacific Partners PLC (United Kingdom)	17,255	1,023,567
Coca-Cola HBC AG (Russia)*	5,066	183,857
Diageo PLC (United Kingdom)	59,889	2,882,316
Diageo PLC (United Kingdom), ADR	3,489	668,806
Kirin Holdings Co. Ltd. (Japan)	30,200	588,490
PepsiCo, Inc.	18,000	2,667,060
Pernod Ricard SA (France)	12,219	2,714,279
Remy Cointreau SA (France)	7,636	1,577,505

		18,311,390

Biotechnology — 0.3%
AbbVie, Inc.	35,426	3,990,385
Abcam PLC (United Kingdom)*	53,380	1,022,909
Argenx SE (Netherlands), ADR*	5,718	1,721,518
Biogen, Inc.*	6,241	2,161,071
Moderna, Inc.*	10,900	2,561,282
Regeneron Pharmaceuticals, Inc.*	3,012	1,682,323
Vertex Pharmaceuticals, Inc.*	11,300	2,278,419

		15,417,907

Building Products — 0.2%
AGC, Inc. (Japan)	4,900	205,527
Carrier Global Corp.	38,500	1,871,100
Cie de Saint-Gobain (France)	56,250	3,715,779
Geberit AG (Switzerland)	946	710,461
Johnson Controls International PLC	15,245	1,046,264
Kingspan Group PLC (Ireland)	3,967	375,196
Nibe Industrier AB (Sweden) (Class B Stock)	36,784	387,337
Trane Technologies PLC	3,300	607,662
Xinyi Glass Holdings Ltd. (Hong Kong)	514,000	2,099,798

		11,019,124

Capital Markets — 0.8%
3i Group PLC (United Kingdom)	24,925	406,164
Affiliated Managers Group, Inc.	1,500	231,315
Ameriprise Financial, Inc.	4,369	1,087,357
Amundi SA (France), 144A	14,598	1,289,546
Apollo Global Management, Inc.	11,965	744,223
BlackRock, Inc.	900	787,473
Blackstone Group, Inc. (The)	3,976	386,229
Credit Suisse Group AG (Switzerland)	27,977	293,620
Daiwa Securities Group, Inc. (Japan)	263,107	1,446,764
Goldman Sachs Group, Inc. (The)	12,194	4,627,989
IG Group Holdings PLC (United Kingdom)	72,658	855,926
Intercontinental Exchange, Inc.	2,400	284,880
Invesco Ltd.	48,400	1,293,732
Janus Henderson Group PLC	4,800	186,288
Julius Baer Group Ltd. (Switzerland)	62,029	4,059,000
KKR & Co., Inc.	15,447	915,080

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)	2,844	$128,691
Moody’s Corp.	6,400	2,319,168
Morgan Stanley	31,799	2,915,650
Morningstar, Inc.	257	66,077
MSCI, Inc.	4,000	2,132,320
Northern Trust Corp.	15,500	1,792,110
Partners Group Holding AG (Switzerland)	150	227,559
Raymond James Financial, Inc.	12,400	1,610,760
S&P Global, Inc.	1,327	544,667
Schroders PLC (United Kingdom)	21,420	1,040,920
St. James’s Place PLC (United Kingdom)	13,742	280,557
Standard Life Aberdeen PLC (United Kingdom)	56,335	211,845
UBS Group AG (Switzerland)	381,155	5,836,836

		38,002,746

Chemicals — 0.5%
Air Products & Chemicals, Inc.	1,700	489,056
Akzo Nobel NV (Netherlands)	4,822	596,809
Celanese Corp.	7,300	1,106,680
Chemours Co. (The)	25,100	873,480
Covestro AG (Germany), 144A	48,257	3,126,926
Dow, Inc.	18,594	1,176,628
DuPont de Nemours, Inc.	25,500	1,973,955
Eastman Chemical Co.	4,107	479,492
Evonik Industries AG (Germany)	5,377	180,711
Givaudan SA (Switzerland)	570	2,655,096
Linde PLC (United Kingdom) (NYSE)	429	124,024
Linde PLC (United Kingdom) (SGMX)	1,021	295,870
Mitsubishi Chemical Holdings Corp. (Japan)	41,200	346,747
Mitsui Chemicals, Inc. (Japan)	88,900	3,079,986
Mosaic Co. (The)	48,900	1,560,399
Nitto Denko Corp. (Japan)	10,600	791,207
Olin Corp.	4,200	194,292
Orbia Advance Corp. SAB de CV (Mexico)	95,981	250,907
PPG Industries, Inc.	1,844	313,056
Sherwin-Williams Co. (The)	2,200	599,390
Sumitomo Chemical Co. Ltd. (Japan)	37,100	197,003
Tosoh Corp. (Japan)	52,200	902,556
Westlake Chemical Corp.	21,365	1,924,773

		23,239,043

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	72,187	621,756
Clean Harbors, Inc.*	6,200	577,468
Copart, Inc.*	12,300	1,621,509
Republic Services, Inc.	10,900	1,199,109
Securitas AB (Sweden) (Class B Stock)	10,739	169,552
Transcontinental, Inc. (Canada) (Class A Stock)	39,640	744,449

		4,933,843

Communications Equipment — 0.1%
Cisco Systems, Inc.	26,602	1,409,906

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Motorola Solutions, Inc.	5,600	$1,214,360
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	44,425	558,870
Ubiquiti, Inc.	3,600	1,123,884
VTech Holdings Ltd. (Hong Kong)	41,800	440,506

		4,747,526

Construction & Engineering — 0.1%
Eiffage SA (France)	2,015	205,473
Ferrovial SA (Spain)	15,009	440,832
Skanska AB (Sweden) (Class B Stock)	63,484	1,684,283
Vinci SA (France)	12,569	1,344,517

		3,675,105

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	64,000	338,868
Eagle Materials, Inc.	1,700	241,587
Holcim Ltd. (Switzerland)*	61,458	3,696,656
Martin Marietta Materials, Inc.	1,400	492,534

		4,769,645

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	24,800	293,373
American Express Co.	16,700	2,759,341
Capital One Financial Corp.	14,755	2,282,451
Discover Financial Services	1,500	177,435

		5,512,600

Containers & Packaging — 0.1%
Avery Dennison Corp.	8,460	1,778,630
Crown Holdings, Inc.	3,228	329,934
Smurfit Kappa Group PLC (Ireland)	6,285	342,229
Westrock Co.	6,100	324,642

		2,775,435

Distributors — 0.1%
D’ieteren Group (Belgium)	1,860	225,807
Genuine Parts Co.	12,800	1,618,816
LKQ Corp.*	4,800	236,256

		2,080,879

Diversified Consumer Services — 0.0%
Service Corp. International	29,859	1,600,144

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	23,300	6,475,536
Industrivarden AB (Sweden) (Class C Stock)	22,939	839,896
M&G PLC (United Kingdom)	552,458	1,753,929

		9,069,361

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	112,600	3,240,628
Deutsche Telekom AG (Germany)	48,018	1,015,696
Hellenic Telecommunications Organization SA (Greece)	20,932	351,223

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Swisscom AG (Switzerland)	5,655	$3,231,750
Telecom Italia SpA (Italy)	328,076	163,082
Telefonica SA (Spain)	665,291	3,112,526
United Internet AG (Germany)	4,234	173,019
Verizon Communications, Inc.	72,600	4,067,778

		15,355,702

Electric Utilities — 0.5%
Avangrid, Inc.	26,900	1,383,467
Chubu Electric Power Co., Inc. (Japan)	116,500	1,423,037
CLP Holdings Ltd. (Hong Kong)	98,500	974,139
Endesa SA (Spain)	8,227	199,875
Enel SpA (Italy)	209,877	1,955,672
Energisa SA (Brazil), UTS	43,600	406,389
Entergy Corp.	12,700	1,266,190
Evergy, Inc.	26,600	1,607,438
Exelon Corp.	13,200	584,892
Fortum OYJ (Finland)	102,479	2,828,459
Hawaiian Electric Industries, Inc.	27,260	1,152,553
Iberdrola SA (Spain)	198,088	2,415,054
Kansai Electric Power Co., Inc. (The) (Japan)	18,200	173,725
NextEra Energy, Inc.	8,019	587,632
Power Assets Holdings Ltd. (Hong Kong)	35,500	217,881
Red Electrica Corp. SA (Spain)	95,732	1,779,494
Southern Co. (The)	20,500	1,240,455
SSE PLC (United Kingdom)	112,270	2,342,240
Tohoku Electric Power Co., Inc. (Japan)	179,780	1,407,461
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	27,668	205,710
Xcel Energy, Inc.	6,463	425,782

		24,577,545

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	44,590	1,515,548
Acuity Brands, Inc.	900	168,327
AMETEK, Inc.	14,100	1,882,350
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)*	28,200	2,334,299
Eaton Corp. PLC	5,370	795,727
Emerson Electric Co.	25,295	2,434,391
Generac Holdings, Inc.*	152	63,103
Legrand SA (France)	10,993	1,165,008
Mitsubishi Electric Corp. (Japan)	46,400	672,773
Regal Beloit Corp.	3,400	453,934
Schneider Electric SE	24,894	3,922,013
Signify NV (Netherlands), 144A	10,507	666,188

		16,073,661

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	3,300	375,639
Corning, Inc.	57,345	2,345,410
Hexagon AB (Sweden) (Class B Stock)	50,438	747,925
Hon Hai Precision Industry Co. Ltd. (Taiwan)	68,000	274,296
Keyence Corp. (Japan)	4,743	2,393,841

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.	506	$128,924
Shimadzu Corp. (Japan)	20,900	808,307
SYNNEX Corp.	6,500	791,440
Zebra Technologies Corp. (Class A Stock)*	3,600	1,906,164

		9,771,946

Energy Equipment & Services — 0.0%
Halliburton Co.	75,500	1,745,560
Tenaris SA	15,418	168,864

		1,914,424

Entertainment — 0.6%
Activision Blizzard, Inc.	9,600	916,224
Bilibili, Inc. (China), ADR*	12,420	1,513,253
Capcom Co. Ltd. (Japan)	5,500	161,029
DeNA Co. Ltd. (Japan)	10,700	227,509
Electronic Arts, Inc.	12,800	1,841,024
GungHo Online Entertainment, Inc. (Japan)	33,200	659,469
Konami Holdings Corp. (Japan)	40,253	2,408,549
Netflix, Inc.*	9,221	4,870,624
Nintendo Co. Ltd. (Japan)	8,700	5,045,714
Playtika Holding Corp.*	23,500	560,240
Roku, Inc.*	500	229,625
Sea Ltd. (Taiwan), ADR*	19,685	5,405,501
Walt Disney Co. (The)*	18,219	3,202,354
World Wrestling Entertainment, Inc. (Class A Stock)	10,900	631,001

		27,672,116

Equity Real Estate Investment Trusts (REITs) — 7.5%
Acadia Realty Trust	349,248	7,669,486
Alexandria Real Estate Equities, Inc.	2,033	369,884
American Campus Communities, Inc.	4,200	196,224
American Homes 4 Rent (Class A Stock)	211,917	8,232,975
American Tower Corp.	5,400	1,458,756
Americold Realty Trust	18,364	695,077
Apartment Income REIT Corp.	10,000	474,300
AvalonBay Communities, Inc.	3,081	642,974
Boston Properties, Inc.	65,144	7,464,851
Brixmor Property Group, Inc.	27,000	618,030
Camden Property Trust	95,157	12,624,479
Columbia Property Trust, Inc.	296,920	5,163,439
Community Healthcare Trust, Inc.	61,401	2,914,091
Cousins Properties, Inc.	6,504	239,217
Crown Castle International Corp.	10,185	1,987,094
CyrusOne, Inc.	32,471	2,322,326
Dexus (Australia)*	27,448	219,204
Digital Realty Trust, Inc.	70,445	10,599,155
Duke Realty Corp.	169,637	8,032,312
Empire State Realty Trust, Inc. (Class A Stock)	10,178	122,136
Equinix, Inc.	21,872	17,554,467
Equity Residential	147,064	11,323,928
Essential Properties Realty Trust, Inc.	321,384	8,690,223
Essex Property Trust, Inc.	65,774	19,732,858

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Extra Space Storage, Inc.	48,042	$7,870,240
First Industrial Realty Trust, Inc.	119,878	6,261,228
Gaming & Leisure Properties, Inc.	18,056	836,534
Global Medical REIT, Inc.	472,759	6,977,923
Goodman Group (Australia)	254,183	4,031,666
Highwoods Properties, Inc.	126,026	5,692,594
Host Hotels & Resorts, Inc.*	271,791	4,644,908
Invitation Homes, Inc.	112,642	4,200,420
Japan Real Estate Investment Corp. (Japan)	33	203,027
Kilroy Realty Corp.	81,347	5,665,005
Lamar Advertising Co. (Class A Stock)	11,300	1,179,946
Life Storage, Inc.	71,963	7,725,228
Link REIT (Hong Kong)	53,600	518,673
Medical Properties Trust, Inc.	78,900	1,585,890
MGM Growth Properties LLC (Class A Stock)	106,255	3,891,058
National Retail Properties, Inc.	165,770	7,771,298
NETSTREIT Corp.	66,289	1,528,624
New Senior Investment Group, Inc.	754,447	6,624,045
Nomura Real Estate Master Fund, Inc. (Japan)	109	174,779
Paramount Group, Inc.	13,242	133,347
Park Hotels & Resorts, Inc.*	203,168	4,187,292
Pebblebrook Hotel Trust	161,877	3,812,203
Prologis, Inc.	244,257	29,196,039
Public Storage	24,992	7,514,845
Regency Centers Corp.	124,152	7,954,420
Rexford Industrial Realty, Inc.	123,333	7,023,814
RLJ Lodging Trust	132,909	2,024,204
SBA Communications Corp.	6,871	2,189,788
Simon Property Group, Inc.	111,568	14,557,393
SL Green Realty Corp.	4,267	341,360
Stockland (Australia)	608,960	2,125,080
Sun Communities, Inc.	22,488	3,854,443
UDR, Inc.	206,518	10,115,252
Urban Edge Properties	176,553	3,372,162
Ventas, Inc.	25,167	1,437,036
VICI Properties, Inc.	46,851	1,453,318
Vornado Realty Trust	11,399	531,991
Welltower, Inc.	325,100	27,015,810
Weyerhaeuser Co.	52,900	1,820,818
Xenia Hotels & Resorts, Inc.*	101,311	1,897,555

		339,288,742

Food & Staples Retailing — 0.4%
Albertson’s Cos., Inc. (Class A Stock)	9,300	182,838
BIM Birlesik Magazalar A/S (Turkey)	32,630	233,110
Carrefour SA (France)	15,546	306,638
Costco Wholesale Corp.	2,393	946,838
Etablissements Franz Colruyt NV (Belgium)	2,883	161,482
ICA Gruppen AB (Sweden)	4,305	200,466
J Sainsbury PLC (United Kingdom)	46,663	175,688
Kesko OYJ (Finland) (Class B Stock)	22,752	841,040
Koninklijke Ahold Delhaize NV (Netherlands)	125,364	3,724,931
Seven & i Holdings Co. Ltd. (Japan)	42,500	2,031,291

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Sugi Holdings Co. Ltd. (Japan)	4,200	$306,056
Sysco Corp.	10,836	842,499
Tesco PLC (United Kingdom)	321,987	993,597
Walgreens Boots Alliance, Inc.	17,300	910,153
Wal-Mart de Mexico SAB de CV (Mexico)	124,647	407,132
Walmart, Inc.	32,982	4,651,122

		16,914,881

Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	11,700	303,939
Bunge Ltd.	10,000	781,500
Darling Ingredients, Inc.*	1,753	118,327
Gruma SAB de CV (Mexico) (Class B Stock)	23,475	263,861
Hershey Co. (The)	5,076	884,138
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	79,800	454,965
JBS SA	48,475	284,488
Kraft Heinz Co. (The)	44,800	1,826,944
Mondelez International, Inc. (Class A Stock)	36,600	2,285,304
Nestle SA (Switzerland)	76,539	9,535,340
NH Foods Ltd. (Japan)	4,200	163,531
Orkla ASA (Norway)	200,420	2,044,537
Tyson Foods, Inc. (Class A Stock)	23,100	1,703,856
Viscofan SA (Spain)	6,021	419,879
Wilmar International Ltd. (China)	659,700	2,219,336

		23,289,945

Gas Utilities — 0.0%
Italgas SpA (Italy)	63,832	417,947
Osaka Gas Co. Ltd. (Japan)	9,600	178,664
Snam SpA (Italy)	52,259	301,772

		898,383

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	30,343	3,517,664
Alcon, Inc. (Switzerland)	12,409	871,449
Align Technology, Inc.*	3,741	2,285,751
Baxter International, Inc.	7,600	611,800
Becton, Dickinson & Co.	9,900	2,407,581
Boston Scientific Corp.*	62,204	2,659,843
Cooper Cos., Inc. (The)	343	135,921
Danaher Corp.	16,105	4,321,938
DENTSPLY SIRONA, Inc.	9,700	613,622
Envista Holdings Corp.*	7,200	311,112
GN Store Nord A/S (Denmark)	3,302	288,988
Hill-Rom Holdings, Inc.	1,134	128,811
Hoya Corp. (Japan)	11,600	1,530,385
Intuitive Surgical, Inc.*	686	630,873
Koninklijke Philips NV (Netherlands)	28,248	1,400,875
Medtronic PLC	15,919	1,976,025
Menicon Co. Ltd. (Japan)	21,558	1,504,281
Olympus Corp. (Japan)	9,100	180,707
Sonova Holding AG (Switzerland)	9,363	3,527,704
Straumann Holding AG (Switzerland)	1,816	2,899,214
Stryker Corp.	12,335	3,203,770

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Teleflex, Inc.	2,400	$964,296
Top Glove Corp. Bhd (Malaysia)	200,700	201,055

		36,173,665

Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.*	2,280	143,070
Amplifon SpA (Italy)	3,733	184,394
Anthem, Inc.	3,800	1,450,840
Centene Corp.*	19,200	1,400,256
Cigna Corp.	13,318	3,157,298
CVS Health Corp.	17,800	1,485,232
Fresenius Medical Care AG & Co. KGaA (Germany)	10,882	905,314
Fresenius SE & Co. KGaA (Germany)	59,145	3,088,036
H.U. Group Holdings, Inc. (Japan)	13,800	356,211
HCA Healthcare, Inc.	5,500	1,137,070
Humana, Inc.	4,500	1,992,240
Laboratory Corp. of America Holdings*	5,315	1,466,143
Medipal Holdings Corp. (Japan)	76,300	1,457,006
Molina Healthcare, Inc.*	3,520	890,771
Sonic Healthcare Ltd. (Australia)	67,701	1,953,807
UnitedHealth Group, Inc.	10,296	4,122,930

		25,190,618

Health Care Technology — 0.0%
Change Healthcare, Inc.*	2,817	64,904
Veeva Systems, Inc. (Class A Stock)*	2,300	715,185

		780,089

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)*	5,583	209,326
Airbnb, Inc. (Class A Stock)*	427	65,391
Aramark	14,780	550,555
Basic-Fit NV (Netherlands), 144A*	1,446	61,872
Booking Holdings, Inc.*	300	656,427
Caesars Entertainment, Inc.*	6,500	674,375
Carnival Corp.*	12,500	329,500
Choice Hotels International, Inc.	939	111,610
Darden Restaurants, Inc.	6,755	986,162
Evolution AB (Sweden), 144A	19,287	3,058,199
Flutter Entertainment PLC (Ireland)*	3,577	650,402
Hilton Worldwide Holdings, Inc.*	5,339	643,990
Hyatt Hotels Corp. (Class A Stock)*	2,277	176,786
InterContinental Hotels Group PLC (United Kingdom)*	3,342	222,463
La Francaise des Jeux SAEM (France), 144A	25,976	1,530,006
Marriott International, Inc. (Class A Stock)*	23,054	3,147,332
Marriott Vacations Worldwide Corp.*	795	126,644
McDonald’s Corp.	21,172	4,890,520
McDonald’s Holdings Co. Japan Ltd. (Japan)	45,840	2,023,380
Melia Hotels International SA (Spain)*	5,290	39,222
MGM Resorts International	23,727	1,011,957
Norwegian Cruise Line Holdings Ltd.*	4,400	129,404
Penn National Gaming, Inc.*	1,374	105,097
Royal Caribbean Cruises Ltd.*	3,000	255,840

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	29,600	$3,309,576
Tabcorp Holdings Ltd. (Australia)	253,798	987,614
Whitbread PLC (United Kingdom)*	3,231	140,355
Wyndham Hotels & Resorts, Inc.	1,512	109,302
Yum China Holdings, Inc. (China)	17,560	1,163,350
Yum! Brands, Inc.	4,899	563,532

		27,930,189

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	100,756	969,086
D.R. Horton, Inc.	10,044	907,676
Electrolux AB (Sweden) (Class B Stock)	6,176	171,719
Husqvarna AB (Sweden) (Class B Stock)	78,787	1,048,883
Iida Group Holdings Co. Ltd. (Japan)	93,400	2,406,264
Lennar Corp. (Class A Stock)	739	73,420
Mohawk Industries, Inc.*	3,200	615,008
Newell Brands, Inc.	20,664	567,640
Persimmon PLC (United Kingdom)	18,759	771,390
PulteGroup, Inc.	24,900	1,358,793
SEB SA (France)	935	168,896
Sekisui House Ltd. (Japan)	15,800	323,685
Sony Group Corp. (Japan)	32,000	3,097,577
Toll Brothers, Inc.	1,072	61,972

		12,542,009

Household Products — 0.2%
Colgate-Palmolive Co.	4,800	390,480
Henkel AG & Co. KGaA (Germany)	2,661	245,276
Procter & Gamble Co. (The)	40,636	5,483,016
Reckitt Benckiser Group PLC (United Kingdom)	19,644	1,741,154
Spectrum Brands Holdings, Inc.	2,000	170,080

		8,030,006

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	57,200	1,491,204

Industrial Conglomerates — 0.3%
3M Co.	5,200	1,032,876
Carlisle Cos., Inc.	1,700	325,346
CK Hutchison Holdings Ltd. (United Kingdom)	69,000	537,004
DCC PLC (United Kingdom)	28,554	2,341,505
General Electric Co.	195,300	2,628,738
Hitachi Ltd. (Japan)	53,500	3,055,372
Honeywell International, Inc.	8,820	1,934,667
Siemens AG (Germany)	19,001	3,012,274
Smiths Group PLC (United Kingdom)	10,396	229,549

		15,097,331

Insurance — 0.9%
Ageas SA/NV (Belgium)	48,658	2,698,649
AIA Group Ltd. (Hong Kong)	109,600	1,365,220
Alleghany Corp.*	195	130,079
Allianz SE (Germany)	11,233	2,802,888
Allstate Corp. (The)	13,900	1,813,116

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
American Financial Group, Inc.	10,000	$1,247,200
American International Group, Inc.	4,400	209,440
Arthur J. Gallagher & Co.	4,600	644,368
Assicurazioni Generali SpA (Italy)	28,243	567,256
Axis Capital Holdings Ltd.	1,310	64,203
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	276,200	868,210
Chubb Ltd.	3,833	609,217
Dai-ichi Life Holdings, Inc. (Japan)	150,700	2,769,739
Fairfax Financial Holdings Ltd. (Canada)	1,573	689,805
Fidelity National Financial, Inc.	4,000	173,840
Hartford Financial Services Group, Inc. (The)	13,500	836,595
iA Financial Corp., Inc. (Canada)	5,936	323,185
Japan Post Holdings Co. Ltd. (Japan)*	351,800	2,882,542
Legal & General Group PLC (United Kingdom)	795,533	2,840,512
Lincoln National Corp.	4,500	282,780
Loews Corp.	3,200	174,880
Manulife Financial Corp. (Canada)	62,716	1,234,487
Markel Corp.*	1,000	1,186,710
Marsh & McLennan Cos., Inc.	13,043	1,834,889
Medibank Private Ltd. (Australia)	72,822	172,755
MetLife, Inc.	39,847	2,384,843
NN Group NV (Netherlands)	63,249	2,989,612
Old Republic International Corp.	8,800	219,208
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	302,000	264,585
Poste Italiane SpA (Italy), 144A	106,536	1,408,584
Progressive Corp. (The)	2,455	241,106
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,569	894,940
Swiss Life Holding AG (Switzerland)	3,902	1,898,135
Travelers Cos., Inc. (The)	11,000	1,646,810

		40,370,388

Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*	6,179	15,087,820
Alphabet, Inc. (Class C Stock)*	4,100	10,275,912
Auto Trader Group PLC (United Kingdom), 144A*	25,896	227,003
carsales.com Ltd. (Australia)	26,476	392,374
Facebook, Inc. (Class A Stock)*	41,147	14,307,223
NAVER Corp. (South Korea)	2,082	773,960
Pinterest, Inc. (Class A Stock)*	1,950	153,953
REA Group Ltd. (Australia)	4,829	614,642
Scout24 AG (Germany), 144A*	2,837	239,326
Tencent Holdings Ltd. (China)	47,372	3,572,671

		45,644,884

Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. (China), ADR*	2,397	543,592
Amazon.com, Inc.*	7,152	24,604,024
HelloFresh SE (Germany)*	33,409	3,256,213
JD.com, Inc. (China), ADR*	5,339	426,105

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
Meituan (China) (Class B Stock), 144A*	23,033	$951,163
MercadoLibre, Inc. (Argentina)*	3,539	5,513,019
Qurate Retail, Inc. (Class A Stock)	43,500	569,415
Zalando SE (Germany), 144A*	6,987	846,486
ZOZO, Inc. (Japan)	23,000	780,053

		37,490,070

IT Services — 1.4%
Accenture PLC (Class A Stock)	12,500	3,684,875
Adyen NV (Netherlands), 144A*	3,205	7,845,841
Affirm Holdings, Inc.*	1,087	73,210
Akamai Technologies, Inc.*	2,300	268,180
Automatic Data Processing, Inc.	11,700	2,323,854
BM Technologies, Inc. (original cost $21,247; purchased 05/01/20 - 07/29/20)*^(f)	2,539	29,967
Capgemini SE (France)	4,113	791,239
Concentrix Corp.*	6,600	1,061,280
Dlocal Ltd. (Uruguay)*	20,021	1,051,703
EPAM Systems, Inc.*	3,600	1,839,456
Fiserv, Inc.*	18,200	1,945,398
FleetCor Technologies, Inc.*	994	254,524
Fujitsu Ltd. (Japan)	30,400	5,695,904
Gartner, Inc.*	7,207	1,745,535
GMO Payment Gateway, Inc. (Japan)	13,368	1,735,780
Infosys Ltd. (India)	39,379	836,447
Mastercard, Inc. (Class A Stock)	11,861	4,330,333
Paychex, Inc.	5,100	547,230
PayPal Holdings, Inc.*	20,686	6,029,555
SCSK Corp. (Japan)	2,900	172,780
Shopify, Inc. (Canada) (Class A Stock)*	3,965	5,792,786
Snowflake, Inc. (Class A Stock)*	655	158,379
Tech Mahindra Ltd. (India)	40,409	597,458
VeriSign, Inc.*	7,700	1,753,213
Visa, Inc. (Class A Stock)	31,931	7,466,106
Wix.com Ltd. (Israel)*	11,222	3,257,522

		61,288,555

Leisure Products — 0.1%
Brunswick Corp.	17,591	1,752,415
Polaris, Inc.	2,100	287,616
Sega Sammy Holdings, Inc. (Japan)	31,400	412,155
Shimano, Inc. (Japan)	7,600	1,806,893
Yamaha Corp. (Japan)	3,400	184,483

		4,443,562

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	5,100	753,831
Avantor, Inc.*	5,583	198,252
Bruker Corp.	4,000	303,920
Eurofins Scientific SE (Luxembourg)*	56,251	6,440,689
IQVIA Holdings, Inc.*	9,298	2,253,091
Mettler-Toledo International, Inc.*	1,300	1,800,942
Sartorius Stedim Biotech (France)	701	332,247
Syneos Health, Inc.*	758	67,833
Thermo Fisher Scientific, Inc.	8,938	4,508,953

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Wuxi Biologics Cayman, Inc. (China), 144A*	281,013	$5,147,595

		21,807,353

Machinery — 0.8%
AGCO Corp.	11,100	1,447,218
Airtac International Group (China)	6,000	232,641
Alfa Laval AB (Sweden)	8,018	283,879
Atlas Copco AB (Sweden) (Class A Stock)	17,249	1,058,392
Atlas Copco AB (Sweden) (Class B Stock)	10,120	533,048
Caterpillar, Inc.	5,008	1,089,891
CNH Industrial NV (United Kingdom)	180,109	2,994,907
Crane Co.	2,100	193,977
Cummins, Inc.	6,700	1,633,527
Deere & Co.	6,395	2,255,580
Doosan Bobcat, Inc. (South Korea)*	4,753	203,067
Epiroc AB (Sweden) (Class A Stock)	81,148	1,851,725
Epiroc AB (Sweden) (Class B Stock)	9,981	196,205
Fortive Corp.	3,462	241,440
GEA Group AG (Germany)	26,638	1,079,759
Kubota Corp. (Japan)	7,600	153,831
Lincoln Electric Holdings, Inc.	507	66,777
Makita Corp. (Japan)	5,500	258,890
MINEBEA MITSUMI, Inc. (Japan)	9,100	240,556
NGK Insulators Ltd. (Japan)	9,700	163,300
Nordson Corp.	319	70,024
Oshkosh Corp.	21,326	2,658,073
Otis Worldwide Corp.	23,100	1,888,887
Parker-Hannifin Corp.	6,470	1,987,002
Sandvik AB (Sweden)	29,096	744,251
SKF AB (Sweden) (Class B Stock)	9,746	248,464
Spirax-Sarco Engineering PLC (United Kingdom)	6,941	1,306,247
Stanley Black & Decker, Inc.	8,493	1,740,980
Techtronic Industries Co. Ltd. (Hong Kong)	420,521	7,339,668
Volvo AB (Sweden) (Class B Stock)	37,006	893,209
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	149,600	156,918

		35,212,333

Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	82	228,286
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,071	3,085,912
Kuehne + Nagel International AG (Switzerland)	1,392	476,724
Nippon Yusen KK (Japan)	68,400	3,472,418

		7,263,340

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	202	145,733
Comcast Corp. (Class A Stock)	102,212	5,828,128

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
CyberAgent, Inc. (Japan)	10,600	$227,055
Fox Corp. (Class A Stock)	5,900	219,067
Fox Corp. (Class B Stock)	17,200	605,440
News Corp. (Class A Stock)	41,100	1,059,147
News Corp. (Class B Stock)	15,700	382,295
Publicis Groupe SA (France)	8,833	565,541

		9,032,406

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	1,829	110,563
Alamos Gold, Inc. (Canada) (Class A Stock)	3,470	26,545
Alcoa Corp.*	7,800	287,352
AngloGold Ashanti Ltd. (Tanzania), ADR	3,501	65,049
ArcelorMittal SA (Luxembourg)	124,022	3,838,394
B2Gold Corp. (Canada)	9,339	39,317
Barrick Gold Corp. (Canada)	14,268	295,062
BHP Group Ltd. (Australia)	92,312	3,380,815
BHP Group PLC (Australia)	142,137	4,211,025
BlueScope Steel Ltd. (Australia)	188,186	3,120,078
Boliden AB (Sweden)	31,333	1,207,885
Centamin PLC (Egypt)	10,546	14,836
Centerra Gold, Inc. (Kyrgyzstan)	2,511	19,061
Cia de Minas Buenaventura SAA (Peru), ADR*	2,370	21,448
Coeur Mining, Inc.*	2,084	18,506
DRDGOLD Ltd. (South Africa), ADR	706	7,674
Dundee Precious Metals, Inc. (Canada)	1,434	8,688
Eldorado Gold Corp. (Turkey)*	1,433	14,258
Endeavour Mining PLC (Burkina Faso)	2,092	44,925
Endeavour Silver Corp. (Canada)*	1,356	8,299
Equinox Gold Corp. (Canada)*	2,065	14,352
Evolution Mining Ltd. (Australia)	14,742	50,022
Evraz PLC (Russia)	19,433	159,936
First Majestic Silver Corp. (Canada)	1,817	28,727
Fortescue Metals Group Ltd. (Australia)	51,981	913,901
Fortuna Silver Mines, Inc. (Canada)*	1,651	9,163
Franco-Nevada Corp. (Canada)	1,649	239,220
Freeport-McMoRan, Inc.	59,315	2,201,180
Glencore PLC (Australia)*	138,823	598,033
Gold Fields Ltd. (South Africa), ADR	7,412	65,967
Gold Road Resources Ltd. (Australia)	7,539	7,155
Harmony Gold Mining Co. Ltd. (South Africa), ADR	5,142	19,180
Hecla Mining Co.	4,195	31,211
IAMGOLD Corp. (Burkina Faso)*	4,146	12,231
Impala Platinum Holdings Ltd. (South Africa)	13,458	222,452
JFE Holdings, Inc. (Japan)	16,600	195,616
K92 Mining, Inc. (Canada)*	1,697	12,266
Kinross Gold Corp. (Canada)	11,023	69,996
Kirkland Lake Gold Ltd. (Canada)	2,360	90,946
New Gold, Inc. (Canada)*	5,840	10,570
Newcrest Mining Ltd. (Australia)	27,911	532,404
Newmont Corp.	6,315	400,245
Norsk Hydro ASA (Norway)	390	2,495

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Northern Star Resources Ltd. (Australia)	10,108	$74,366
OceanaGold Corp. (Australia)*	6,537	12,393
Osisko Gold Royalties Ltd. (Canada)	1,429	19,577
Pan American Silver Corp. (Canada)	1,696	48,455
Perseus Mining Ltd. (Australia)*	10,490	11,521
POSCO (South Korea)	2,106	653,155
Pretium Resources, Inc. (Canada)*	1,668	15,946
Ramelius Resources Ltd. (Australia)	6,749	8,613
Regis Resources Ltd. (Australia)	6,248	11,118
Reliance Steel & Aluminum Co.	9,700	1,463,730
Resolute Mining Ltd. (Australia)*	9,703	3,693
Rio Tinto Ltd. (Australia)	9,337	891,191
Rio Tinto PLC (Australia)	87,069	7,208,958
Royal Gold, Inc.	667	76,105
Sandstorm Gold Ltd. (Canada)*	1,806	14,249
Sibanye Stillwater Ltd. (South Africa)	49,732	208,474
Silver Lake Resources Ltd. (Australia)*	7,875	9,848
Silvercorp Metals, Inc. (Canada)	1,434	7,873
Southern Copper Corp. (Peru)	2,800	180,096
SSR Mining, Inc. (Canada)	1,831	28,545
St. Barbara Ltd. (Australia)	7,211	9,246
Steel Dynamics, Inc.	8,957	533,837
Sumitomo Metal Mining Co. Ltd. (Japan)	6,000	234,668
Tata Steel Ltd. (India)	37,941	599,111
Torex Gold Resources, Inc. (Canada)*	706	8,133
Vale SA (Brazil)	37,653	855,743
Wesdome Gold Mines Ltd. (Canada)*	992	9,411
Westgold Resources Ltd. (Australia)*	3,669	5,198
Wheaton Precious Metals Corp. (Brazil)	3,511	154,730
Yamana Gold, Inc. (Canada)	8,635	36,440
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	23,000	21,935
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	54,900	74,216

		36,117,622

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	45,600	404,928
Starwood Property Trust, Inc.	2,431	63,619

		468,547

Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	78,293	622,871
Next PLC (United Kingdom)*	10,793	1,177,320
Target Corp.	13,932	3,367,922
Wesfarmers Ltd. (Australia)	16,956	752,530

		5,920,643

Multi-Utilities — 0.1%
Ameren Corp.	849	67,954
CenterPoint Energy, Inc.	89,695	2,199,321
Dominion Energy, Inc.	1,696	124,775
E.ON SE (Germany)	134,271	1,555,195
Public Service Enterprise Group, Inc.	30,300	1,810,122

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
Sempra Energy	3,234	$428,440

		6,185,807

Oil, Gas & Consumable Fuels — 0.9%
Aker BP ASA (Norway)	11,489	369,126
APA Corp.	24,000	519,120
Cabot Oil & Gas Corp.	11,801	206,045
Cheniere Energy, Inc.*	14,900	1,292,426
Chevron Corp.	19,468	2,039,078
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,424,000	722,354
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	378,000	742,593
ConocoPhillips	74,238	4,521,094
Devon Energy Corp.	15,467	451,482
Enbridge, Inc. (Canada)	24,395	976,776
ENEOS Holdings, Inc. (Japan)	713,900	2,994,528
Eni SpA (Italy)	26,248	320,363
EOG Resources, Inc.	15,100	1,259,944
Equinor ASA (Norway)	67,871	1,443,369
Exxon Mobil Corp.	82,900	5,229,332
Galp Energia SGPS SA (Portugal)	37,932	412,375
Hess Corp.	17,952	1,567,569
Kinder Morgan, Inc.	90,500	1,649,815
LUKOIL PJSC (Russia), ADR	11,046	1,016,232
Lundin Energy AB (Sweden)	5,130	182,064
OMV AG (Austria)	53,204	3,048,334
Pembina Pipeline Corp. (Canada)	10,863	345,187
PetroChina Co. Ltd. (China) (Class H Stock)	544,000	266,267
Phillips 66	3,200	274,624
Pioneer Natural Resources Co.	6,232	1,012,825
Repsol SA (Spain)	38,800	487,059
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	112,421	2,257,079
Southwestern Energy Co.*	10,542	59,773
Targa Resources Corp.	2,977	132,328
TotalEnergies SE (France)	64,095	2,903,168
Tourmaline Oil Corp. (Canada)	24,277	693,880
Valero Energy Corp.	7,341	573,185
Washington H Soul Pattinson & Co. Ltd. (Australia)	18,405	466,360
Williams Cos., Inc. (The)	47,868	1,270,895

		41,706,649

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	12,672	335,151
Oji Holdings Corp. (Japan)	33,600	192,962

		528,113

Personal Products — 0.4%
Amorepacific Corp. (South Korea)	891	199,514
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,300	2,321,984
L’Oreal SA (France)	13,767	6,148,226
Unilever PLC (United Kingdom)	120,871	7,074,276

		15,744,000

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	48,500	$844,727
AstraZeneca PLC (United Kingdom)	10,900	1,310,395
Bayer AG (Germany)	30,318	1,845,634
Bristol-Myers Squibb Co.	66,664	4,454,489
Chugai Pharmaceutical Co. Ltd. (Japan)	17,200	679,897
Elanco Animal Health, Inc.*	14,500	503,005
Eli Lilly & Co.	8,815	2,023,219
GlaxoSmithKline PLC (United Kingdom)	137,840	2,710,638
Ipsen SA (France)	17,548	1,826,623
Jazz Pharmaceuticals PLC*	732	130,033
Johnson & Johnson	46,500	7,660,410
Kyowa Kirin Co. Ltd. (Japan)	9,700	344,352
Merck & Co., Inc.	10,200	793,254
Merck KGaA (Germany)	16,603	3,184,600
Novartis AG (Switzerland)	45,728	4,168,069
Novo Nordisk A/S (Denmark) (Class B Stock)	64,727	5,424,168
Ono Pharmaceutical Co. Ltd. (Japan)	9,500	211,876
Orion OYJ (Finland) (Class B Stock)	24,847	1,069,246
Otsuka Holdings Co. Ltd. (Japan)	77,104	3,195,705
Pfizer, Inc.	116,000	4,542,560
Roche Holding AG (Switzerland)	22,819	8,597,902
Sanofi (France)	59,185	6,211,559
Shionogi & Co. Ltd. (Japan)	58,400	3,042,750
Takeda Pharmaceutical Co. Ltd. (Japan)	41,000	1,372,841
Zoetis, Inc.	8,400	1,565,424

		67,713,376

Professional Services — 0.2%
Adecco Group AG (Switzerland)	46,150	3,144,190
Experian PLC (United Kingdom)	8,831	340,994
Leidos Holdings, Inc.	7,395	747,635
ManpowerGroup, Inc.	2,700	321,057
Persol Holdings Co. Ltd. (Japan)	10,100	199,466
Randstad NV (Netherlands)	40,557	3,107,942
Science Applications International Corp.	4,900	429,877
Teleperformance (France)	1,502	610,863
TransUnion	14,000	1,537,340
Wolters Kluwer NV (Netherlands)	4,933	496,205

		10,935,569

Real Estate Management & Development — 0.3%
Agile Group Holdings Ltd. (China)	182,000	236,216
Aldar Properties PJSC (United Arab Emirates)	551,976	574,461
Ascendas India Trust (Singapore), UTS	246,500	255,056
CBRE Group, Inc. (Class A Stock)*	18,403	1,577,689
CK Asset Holdings Ltd. (Hong Kong)	58,000	399,829
Daito Trust Construction Co. Ltd. (Japan)	5,300	579,577
Daiwa House Industry Co. Ltd. (Japan)	14,200	426,269
Deutsche Wohnen SE (Germany)	8,831	540,467
Fastighets AB Balder (Sweden) (Class B Stock)*	2,796	175,373

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Henderson Land Development Co. Ltd. (Hong Kong)	38,000	$180,037
Jones Lang LaSalle, Inc.*	900	175,914
LEG Immobilien SE (Germany)	2,852	411,162
Mitsubishi Estate Co. Ltd. (Japan)	30,400	490,205
Nomura Real Estate Holdings, Inc. (Japan)	57,100	1,445,896
Shimao Group Holdings Ltd. (China)	97,500	238,309
Sun Hung Kai Properties Ltd. (Hong Kong)	223,500	3,326,105

		11,032,565

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada)	2,895	222,613
CSX Corp.	43,600	1,398,688
J.B. Hunt Transport Services, Inc.	822	133,945
Norfolk Southern Corp.	13,906	3,690,791
Old Dominion Freight Line, Inc.	7,100	1,801,980
Ryder System, Inc.	9,600	713,568
Sankyu, Inc. (Japan)	13,200	572,364
TFI International, Inc. (Canada)	6,410	584,528
Union Pacific Corp.	2,234	491,324

		9,609,801

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	3,073	288,647
Advantest Corp. (Japan)	5,200	466,741
Analog Devices, Inc.	4,519	777,991
Applied Materials, Inc.	11,900	1,694,560
ASM International NV (Netherlands)	5,444	1,798,391
ASML Holding NV (Netherlands) (SGMX)	16,904	11,649,837
ASML Holding NV (Netherlands) (XNGS)	1,551	1,071,493
Broadcom, Inc.	9,987	4,762,201
Disco Corp. (Japan)	700	213,047
Entegris, Inc.	3,806	468,024
Intel Corp.	83,600	4,693,304
Lam Research Corp.	4,537	2,952,226
Micron Technology, Inc.*	2,100	178,458
MKS Instruments, Inc.	6,900	1,227,855
NVIDIA Corp.	6,162	4,930,216
NXP Semiconductors NV (China)	14,724	3,029,021
ON Semiconductor Corp.*	11,300	432,564
Qorvo, Inc.*	3,700	723,905
QUALCOMM, Inc.	30,417	4,347,502
Rohm Co. Ltd. (Japan)	2,300	211,856
Silicon Motion Technology Corp. (Taiwan), ADR	4,776	306,141
Skyworks Solutions, Inc.	4,200	805,350
STMicroelectronics NV (Switzerland)	17,405	633,659
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	61,674	7,410,748
Texas Instruments, Inc.	24,206	4,654,814
Tokyo Electron Ltd. (Japan)	7,900	3,422,592
United Microelectronics Corp. (Taiwan)	143,000	273,462

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Universal Display Corp.	1,836	$408,198

		63,832,803

Software — 1.8%
Adobe, Inc.*	9,289	5,440,010
ANSYS, Inc.*	5,400	1,874,124
Atlassian Corp. PLC (Class A Stock)*	12,544	3,222,052
Autodesk, Inc.*	3,400	992,460
CDK Global, Inc.	22,400	1,113,056
Ceridian HCM Holding, Inc.*	1,331	127,669
Check Point Software Technologies Ltd. (Israel)*	2,200	255,486
Constellation Software, Inc. (Canada)	750	1,135,897
Dassault Systemes SE (France)	26,464	6,429,294
Descartes Systems Group, Inc. (The) (Canada)*	2,978	205,957
Intuit, Inc.	8,143	3,991,454
Kingsoft Corp. Ltd. (China)	68,200	409,704
Manhattan Associates, Inc.*	10,900	1,578,756
Microsoft Corp.	122,843	33,278,168
Nice Ltd. (Israel), ADR*	1,363	337,288
Oracle Corp.	26,000	2,023,840
Paycom Software, Inc.*	1,500	545,205
salesforce.com, Inc.*	16,325	3,987,708
SAP SE (Germany)	45,467	6,405,247
ServiceNow, Inc.*	4,700	2,582,885
SS&C Technologies Holdings, Inc.	22,800	1,642,968
Synopsys, Inc.*	7,600	2,096,004
WiseTech Global Ltd. (Australia)	8,197	196,329
Zoom Video Communications, Inc. (Class A Stock)*	2,300	890,169

		80,761,730

Specialty Retail — 0.5%
AutoNation, Inc.*	2,200	208,582
AutoZone, Inc.*	1,100	1,641,442
Chow Tai Fook Jewellery Group Ltd. (China)	704,600	1,615,188
Dick’s Sporting Goods, Inc.	6,500	651,235
Five Below, Inc.*	467	90,257
Foot Locker, Inc.	12,000	739,560
Home Depot, Inc. (The)	17,435	5,559,847
Industria de Diseno Textil SA (Spain)	29,526	1,041,069
JD Sports Fashion PLC (United Kingdom)	13,106	167,084
Kingfisher PLC (United Kingdom)	632,559	3,202,287
L Brands, Inc.	25,200	1,815,912
Lowe’s Cos., Inc.	7,673	1,488,332
O’Reilly Automotive, Inc.*	652	369,169
Ross Stores, Inc.	15,124	1,875,376
TJX Cos., Inc. (The)	2,600	175,292
USS Co. Ltd. (Japan)	11,500	200,553
Williams-Sonoma, Inc.	3,000	478,950
Yamada Holdings Co. Ltd. (Japan)	35,800	165,404

		21,485,539

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	238,478	32,661,947

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Brother Industries Ltd. (Japan)	8,300	$165,446
Canon, Inc. (Japan)	149,400	3,375,132
Dell Technologies, Inc. (Class C Stock)*	11,400	1,136,238
Hewlett Packard Enterprise Co.	58,800	857,304
HP, Inc.	33,800	1,020,422
Logitech International SA (Switzerland)	27,670	3,353,203
Ricoh Co. Ltd. (Japan)	16,800	188,287
Samsung Electronics Co. Ltd. (South Korea)	30,817	2,210,285
Seiko Epson Corp. (Japan)	76,033	1,337,417
Western Digital Corp.*	20,300	1,444,751

		47,750,432

Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)*	12,700	746,003
Burberry Group PLC (United Kingdom)*	10,401	298,139
Cie Financiere Richemont SA
(Switzerland) (Class A Stock)	21,485	2,603,720
Columbia Sportswear Co.	10,500	1,032,780
Deckers Outdoor Corp.*	1,700	652,919
Hermes International (France)	4,873	7,114,849
Kering SA (France)	3,555	3,119,374
LVMH Moet Hennessy Louis Vuitton SE (France)	16,600	13,036,724
NIKE, Inc. (Class B Stock)	9,750	1,506,277
Pandora A/S (Denmark)	2,521	338,932
Tapestry, Inc.*	37,000	1,608,760

		32,058,477

Tobacco — 0.4%
Altria Group, Inc.	56,700	2,703,456
British American Tobacco PLC (United Kingdom)	162,481	6,312,466
Imperial Brands PLC (United Kingdom)	44,448	958,297
Japan Tobacco, Inc. (Japan)	217,400	4,102,558
Philip Morris International, Inc.	3,343	331,325
Swedish Match AB (Sweden)	348,141	2,971,379

		17,379,481

Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	54,207	4,031,014
Brenntag SE (Germany)	3,936	366,978
Ferguson PLC	25,203	3,508,642
ITOCHU Corp. (Japan)	78,400	2,239,187
Marubeni Corp. (Japan)	332,100	2,896,732
Mitsui & Co. Ltd. (Japan)	166,600	3,759,615
Reece Ltd. (Australia)	11,214	198,813
Toyota Tsusho Corp. (Japan)	41,357	1,961,341
United Rentals, Inc.*	5,200	1,658,852

		20,621,174

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A*	7,103	1,166,388
Aeroports de Paris (France)*	3,360	438,238
Atlantia SpA (Italy)*	18,653	338,016

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure (cont’d.)
Fraport AG Frankfurt Airport Services Worldwide (Germany)	5,666	$386,950

		2,329,592

Water Utilities — 0.0%
American Water Works Co., Inc.	2,600	400,738

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	41,900	1,305,372
SoftBank Corp. (Japan)	74,100	969,233
SoftBank Group Corp. (Japan)	41,200	2,874,237
T-Mobile US, Inc.*	1,200	173,796
Vodafone Group PLC (United Kingdom)	2,287,039	3,858,559

		9,181,197

TOTAL COMMON STOCKS (cost $1,657,034,759)		1,651,347,500

EXCHANGE-TRADED FUNDS — 6.3%
Energy Select Sector SPDR Fund(a)	141,000	7,595,670
Financial Select Sector SPDR Fund	212,000	7,778,280
Invesco Preferred ETF(a)	340,000	5,208,800
iShares Core MSCI EAFE ETF(a)	697,000	52,177,420
iShares MSCI EAFE ETF	169,500	13,370,160
iShares TIPS Bond ETF(a)	143,000	18,305,430
Schwab US TIPS ETF	640,000	40,006,400
SPDR Bloomberg Barclays Convertible Securities ETF(a)	81,000	7,025,130
VanEck Vectors Gold Miners ETF	34,000	1,155,320
Vanguard Global ex-U.S. Real Estate ETF	320,000	18,675,200
Vanguard Real Estate ETF(a)	599,500	61,023,105
Vanguard Total International Bond ETF(a)	130,000	7,423,000
Vanguard Value ETF	356,000	48,935,760

TOTAL EXCHANGE-TRADED FUNDS (cost $280,489,088)		288,679,675

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	120	10,787
Volkswagen AG (Germany) (PRFC)	5,141	1,291,931

		1,302,718

Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	8,387	4,373,962

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,583	484,103

Transportation Infrastructure — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	325	34,901

TOTAL PREFERRED STOCKS (cost $6,004,406)		6,195,684

		Units	Value

RIGHTS* — 0.0%
Biotechnology
Ambit Biosciences Corp. CVR, expiring 12/31/49^		11,080	$1

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.2%
Automobiles — 0.0%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	321,903
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	500	527,228

			849,131

Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A, 144A
2.250%	02/28/51	138	138,264

Home Equity Loans — 0.1%
Argent Securities Trust,
Series 2006-W01, Class A2D, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.692%(c)	03/25/36	354	340,508
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.067%(c)	12/25/34	447	442,383
Citigroup Mortgage Loan Trust,
Series 2007-AMC02, Class A3A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
0.172%(c)	01/25/37	590	494,421
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	1,168	669,503
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE05, Class A2B, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.202%(c)	08/25/37	1,329	852,247
New Century Home Equity Loan Trust,
Series 2001-NC01, Class M3
3.689%(cc)	06/20/31	450	446,844
Option One Mortgage Loan Trust,
Series 2007-CP01, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	03/25/37	157	145,930
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.032%(c)	11/25/33	10	9,868
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.342%(c)	04/25/37	1,337	659,871

			4,061,575

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.0%
Mill City Solar Loan Ltd.,
Series 2019-01A, Class A, 144A
4.340%	03/20/43	159	$172,158
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	386	407,336
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46	265	280,001

			859,495

Residential Mortgage-Backed Securities — 0.1%
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.442%(c)	10/25/37	262	264,823
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.471%(cc)	10/25/46	40	40,252
Countrywide Asset-Backed Certificates Trust,
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.552%(c)	05/25/36	845	840,465
GSAMP Trust,
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	12/25/46	712	462,536
Soundview Home Loan Trust,
Series 2007-WMC01, Class 3A3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.352%(c)	02/25/37	1,417	531,502
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,455	1,504,512
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60	336	346,082

			3,990,172

Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.446%(c)	12/27/38	355	342,375
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A
2.500%	09/16/69	200	201,794
SMB Private Education Loan Trust,
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	314	314,542
Series 2020-B, Class A1B, 144A, 1 Month LIBOR + 1.100%
1.201%(c)	07/15/53	78	79,686
Series 2021-A, Class A2B, 144A
1.590%	01/15/53	180	179,537

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2021-A, Class D2, 144A
3.860%	01/15/53	279	$278,732

			1,396,666

TOTAL ASSET-BACKED SECURITIES (cost $11,734,082)			11,295,303

BANK LOANS — 0.1%
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	236	235,160

Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	80	80,155
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 - 6 Month LIBOR +2.750%
3.500%(c)	09/23/26	147	146,567
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.854%(c)	11/16/26	54	53,331

			280,053

Computers — 0.0%
Dell International LLC,
Refinancing Term B-2 Loan, 1 Month LIBOR + 1.750%
2.000%(c)	09/19/25	63	62,678

Diversified Financial Services — 0.0%
Edelman Financial Center LLC (The),
2021 Refinancing Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	04/07/28	20	19,406
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	01/26/28	29	29,182
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.093%(c)	03/01/26	8	8,193

			56,781

Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.854%(c)	08/14/24	81	80,770

Healthcare-Services — 0.1%
Gentiva Health Services, Inc.,
Term Loan
—%(p)	07/02/25	724	721,841
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.854%(c)	11/17/25	84	83,515
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.341%(c)	03/05/26	29	29,186

			834,542

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.854%(c)	02/04/27	26	$26,051

Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	11/03/24	69	67,676

Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	07/31/24	29	28,940

Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
2.854%(c)	12/23/24	133	131,727
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	68	67,524
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.842%(c)	06/22/26	78	76,799

			276,050

Media — 0.0%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
1.860%(c)	04/30/25	153	152,439
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%
4.750%(c)	03/15/26	173	173,683
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.573%(c)	01/31/28	50	49,547

			375,669

Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Z Loan, 1 Month LIBOR + 1.750%
1.827%(c)	07/01/26	46	44,977
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.854%(c)	02/06/23	4	4,213

			49,190

Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	06/02/25	31	31,103
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	85	84,812

			115,915

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (continued)
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.854%(c)	11/19/26		126	$124,466

Software — 0.0%
athenahealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.410%(c)	02/11/26		30	29,502

Telecommunications — 0.0%
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.854%(c)	03/01/27		67	66,454
Numericable US LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
3.871%(c)	01/31/26		135	133,601
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24		405	395,888

				595,943

TOTAL BANK LOANS (cost $3,256,659)				3,239,386

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
A10 Bridge Asset Financing LLC,
Series 2020-C, Class A, 144A
2.021%	08/15/40		279	280,026
BANK,
Series 2021-BN32, Class XA
0.894%(cc)	04/15/54		1,080	64,886
Business Mortgage Finance 7 PLC (United Kingdom),
Series 07X, Class A1, 3 Month GBP LIBOR + 1.000%
1.086%(c)	02/15/41	GBP	149	206,154
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
4.673%(c)	07/15/32		460	413,476
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.155%(c)	07/15/38		500	501,417
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
4.073%(c)	09/15/31		900	273,202
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
2.081%(cc)	11/10/45		932	16,276
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.923%(c)	06/15/34		563	561,163
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		269	269,418
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.208% (Cap N/A, Floor 8.208%)
8.431%(c)	06/15/35		1,000	666,829

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-MKST, Class G, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.323%(c)	12/15/36		210	$183,360
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 6.750% (Cap N/A, Floor 6.750%)
6.823%(c)	12/15/36		210	174,580
Morgan Stanley Capital I, Inc.,
Series 2021-L06, Class A3
2.196%	06/15/54		3,000	3,029,965
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.023%(c)	01/15/26		500	503,135
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	203	168,922

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,308,631)				7,312,809

CORPORATE BONDS — 5.2%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		400	401,028
3.250%	02/01/35		60	60,992
3.550%	03/01/38		10	10,244
3.625%	02/01/31		1,700	1,828,575
3.750%	02/01/50		10	10,316
5.150%	05/01/30		430	509,573
5.705%	05/01/40		100	129,026
5.805%	05/01/50		240	323,829
5.930%	05/01/60		80	110,347
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40		10	12,231
4.250%	04/01/50		20	25,616
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.250%	05/01/50		200	281,235
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		500	514,024

				4,217,036

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		10	9,666
3.400%	02/04/41		445	423,734
4.800%	02/14/29		8	9,277
5.800%	02/14/39		60	73,973
5.950%	02/14/49		200	256,031
6.200%	02/14/59		92	119,250
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		100	107,006

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
4.540%	08/15/47	250	$263,613
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	785	856,920
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	30	37,871
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	725	739,531

			2,896,872

Airlines — 0.1%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	174	176,438
British Airways 2019-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.350%	12/15/30	90	88,931
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	156	182,031
Sr. Unsec’d. Notes
2.900%	10/28/24	60	61,069
3.625%	03/15/22	80	81,112
3.800%	04/19/23	20	20,751
7.375%	01/15/26	60	70,420
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	260	279,911
4.750%	10/20/28	120	133,544
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	60	66,060
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	955	1,124,576
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	48	54,400
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	40	41,409
4.625%	04/15/29	220	227,875

			2,608,527

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	725	783,132
5.375%	05/15/25	30	31,751
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	4	4,084

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Apparel (cont’d.)
NIKE, Inc.,
Sr. Unsec’d. Notes
3.375%	03/27/50		10	$11,288

				830,255

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,075	1,144,875
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.514%	02/17/23	EUR	100	120,493
3.087%	01/09/23		200	204,049
3.350%	11/01/22		200	204,887
3.370%	11/17/23		300	311,201
4.000%	11/13/30		200	209,801
4.375%	08/06/23		200	211,151
5.875%	08/02/21		200	200,739
Sr. Unsec’d. Notes, EMTN
1.355%	02/07/25	EUR	100	118,466
2.748%	06/14/24	GBP	100	140,412
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		990	1,366,496
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.550%	07/08/22		300	309,516
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.650%	07/13/22		400	406,985
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		310	349,560
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
1.009%(c)	11/16/24	EUR	500	616,211

				5,914,842

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26		400	412,514
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28		175	189,067
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	100	120,977
Sr. Sec’d. Notes, 144A, Cash coupon 6.375% or PIK 7.125%
6.375%	05/15/29		200	218,394

				940,952

Banks — 1.9%
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	07/16/21(a)(oo)		1,910	1,916,744

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
0.957%(c)	05/25/22	EUR	600	$716,486
Covered Bonds, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.161%(c)	10/25/21	EUR	600	713,627
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	300	370,187
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	100	120,305
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23		300	306,134
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	116,204
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)		200	226,644
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(ff)	09/11/21(oo)	EUR	200	239,561
Sr. Unsec’d. Notes
1.849%	03/25/26		200	202,299
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		10	11,223
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		400	456,741
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		830	857,448
Sr. Unsec’d. Notes, MTN
4.078%(ff)	04/23/40		955	1,116,783
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		1,955	2,006,955
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	12/15/25(a)(oo)		300	333,191
7.250%(ff)	03/15/23(oo)	GBP	200	298,695
7.750%(ff)	09/15/23(oo)		200	220,485
7.875%(ff)	09/15/22(oo)	GBP	200	296,786
8.000%(ff)	06/15/24(oo)		490	558,468
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.586%(c)	02/15/23		400	402,900
Sr. Unsec’d. Notes
2.667%(ff)	03/10/32		1,170	1,177,925
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	600	775,303
Sub. Notes
4.836%	05/09/28		500	561,150
5.200%	05/12/26		300	343,396
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%(ff)	06/17/22(oo)	EUR	220	274,234
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		1,425	1,407,336
1.675%(ff)	06/30/27		300	300,213

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.871%(ff)	04/19/32		435	$446,285
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
1.370%(c)	05/22/22		700	706,438
China Development Bank (China),
Unsec’d. Notes, Series 1610
3.180%	04/05/26	CNH	2,000	307,839
Unsec’d. Notes, Series 1613
3.050%	08/25/26	CNH	10,200	1,557,601
Unsec’d. Notes, Series 1710
4.040%	04/10/27	CNH	13,100	2,093,148
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	64,400	10,404,980
Unsec’d. Notes, Series 1805
4.880%	02/09/28	CNH	1,200	201,060
Unsec’d. Notes, Series 1909
3.500%	08/13/26	CNH	15,000	2,340,961
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		375	385,384
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(a)(oo)		560	615,391
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		2,985	3,388,429
8.125%	07/15/39		150	259,075
Sub. Notes
5.300%	05/06/44		100	134,171
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
4.625%(ff)	12/29/25(oo)	EUR	600	781,706
Credit Agricole SA (France),
Jr. Sub. Notes
7.500%(ff)	06/23/26(oo)	GBP	220	362,049
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23		900	952,799
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)		600	634,654
7.250%(ff)	09/12/25(oo)		200	226,251
7.500%(ff)	07/17/23(oo)		210	227,989
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		1,440	1,483,722
3.869%(ff)	01/12/29		300	330,144
4.207%(ff)	06/12/24		500	532,448
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	04/06/22(oo)	EUR	660	809,986
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		200	202,378
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
0.898%	05/28/24		1,100	1,095,636
3.547%(ff)	09/18/31		700	744,912
3.961%(ff)	11/26/25		400	432,852
Sr. Unsec’d. Notes, EMTN
1.750%	01/17/28	EUR	100	125,534

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.625%	12/16/24	GBP	300	$433,562
2.625%	02/12/26	EUR	500	649,915
Sub. Notes
3.729%(ff)	01/14/32		400	407,365
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22		800	822,002
Erste Group Bank AG (Austria),
Jr. Sub. Notes
4.250%(ff)	10/15/27(oo)	EUR	200	254,047
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42		10	10,464
3.814%(ff)	04/23/29		915	1,023,182
4.017%(ff)	10/31/38		785	920,428
4.223%(ff)	05/01/29		100	114,167
4.750%	10/21/45		100	130,585
Sub. Notes
5.150%	05/22/45		340	453,438
6.750%	10/01/37		200	291,248
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)		300	305,352
5.875%(ff)	09/28/26(oo)	GBP	200	310,225
6.375%(ff)	03/30/25(oo)		200	222,948
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.155%(c)	05/18/24		200	202,606
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	200	279,749
2.848%(ff)	06/04/31		300	311,317
3.000%(ff)	07/22/28	GBP	300	447,717
4.583%(ff)	06/19/29		200	231,170
Sub. Notes
6.750%	09/11/28	GBP	100	180,931
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.146%(c)	10/02/23		700	711,304
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		700	706,170
4.100%	10/02/23		400	431,110
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
7.750%(ff)	01/11/27(oo)	EUR	500	726,088
Jr. Sub. Notes, EMTN
5.875%(ff)	09/01/31(oo)	EUR	560	754,493
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		830	859,374
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31		40	41,109
2.525%(ff)	11/19/41	2,260		2,153,075
3.109%(ff)	04/22/51		40	41,465
Sub. Notes
2.956%(ff)	05/13/31		210	220,708
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.582%	12/10/25		700	786,584

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.193%	02/25/25		500		$520,397
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.777%(c)	05/25/24		400		402,279
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.125%(c)	09/11/24		400		405,255
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		300		321,284
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,645		2,770,638
5.597%(ff)	03/24/51		10		14,894
Natwest Group PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	06/28/31(oo)		200		202,069
6.000%(ff)	12/29/25(oo)		200		222,812
8.625%(ff)	08/15/21(oo)		200		201,627
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.697%(c)	06/25/24		600		613,804
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		600		644,124
4.892%(ff)	05/18/29		200		234,266
5.076%(ff)	01/27/30		700		829,968
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
1.000%	10/01/53	DKK	4,739		720,960
1.500%	10/01/50	DKK	—	(r)	—
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	26,776		4,070,816
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, SOFR + 1.225%
1.256%(c)	02/12/22		700		702,125
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		200		200,766
3.373%(ff)	01/05/24		800		832,662
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		1,350		1,338,478
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.678%(ff)	06/29/32		600		602,017
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25		400		404,602
UBS AG/Stamford CT (Switzerland),
Sub. Notes
7.625%	08/17/22		400		430,641
UBS Group AG (Switzerland),
Jr. Sub. Notes
5.750%(ff)	02/19/22(oo)	EUR	400		489,122
7.125%(ff)	08/10/21(oo)		400		402,081
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(a)(oo)		400		441,244

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Jr. Sub. Notes
7.500%(ff)	06/03/26(oo)	EUR	200	$281,333
Sr. Unsec’d. Notes, 144A
3.127%(ff)	06/03/32		425	427,170
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		600	692,173
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)		500	516,942
Sr. Unsec’d. Notes, EMTN
1.741%(ff)	05/04/30	EUR	300	383,577
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	1,685		1,992,375
5.013%(ff)	04/04/51		780	1,068,539
Sub. Notes, MTN
4.400%	06/14/46		100	120,762

				87,046,945

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		690	872,788
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		60	71,400
4.500%	06/01/50		160	195,102
5.550%	01/23/49		300	412,488
5.800%	01/23/59		40	57,807
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	33,695

				1,643,280

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		650	690,092
Owens Corning,
Sr. Unsec’d. Notes
4.300%	07/15/47		510	593,034

				1,283,126

Chemicals — 0.0%
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		820	1,060,001
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		400	427,630
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		150	149,950

				1,637,581

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Commercial Services — 0.1%
AA Bond Co. Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
2.875%	07/31/43	GBP	200		$277,707
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		90		101,740
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
1.026%(c)	08/15/21		100		100,088
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.600%	12/01/21		800		806,082
3.300%	12/01/26		1,095		1,193,029
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		40		44,248
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26		200		210,835
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		550		583,703
5.250%	01/15/30		170		186,247
5.875%	09/15/26		50		51,882
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		70		92,735

					3,648,296

Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
6.020%	06/15/26		300		359,805

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		10		11,028

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		50		49,155

Diversified Financial Services — 0.3%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		500		531,023
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200		213,093
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.660%(cc)	12/21/65		630		522,900
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	—	(r)	—
1.000%	10/01/50	DKK	5,587		849,644

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50		120	$145,350
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds, Series CC2
1.000%	10/01/50	DKK	7,794	1,182,658
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		625	728,285
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100	107,734
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	31,540
5.250%	08/15/22		4	4,188
5.500%	02/15/24		70	76,984
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		400	410,912
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	1,496	223,999
Covered Bonds, Series 10F
1.000%	04/01/22	DKK	47,400	7,638,508
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		200	204,551
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	206,053

				13,077,422

Electric — 0.1%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28		1,350	1,372,454
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		200	209,104
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		500	683,828
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		575	595,251
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		405	409,999
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31		50	46,913
3.300%	08/01/40		20	18,189
3.500%	06/15/25		100	104,953
3.500%	08/01/50		60	53,402
4.000%	12/01/46		100	93,991
4.550%	07/01/30		370	395,803

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	200	$231,483
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30		675	684,100
Southern California Edison Co.,
First Mortgage, SOFR + 0.640%
0.690%(c)	04/03/23		200	200,477
First Mortgage
1.100%	04/01/24		100	100,719
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		330	352,554

				5,553,220

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28		475	528,950

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		250	263,285
5.500%	07/31/47		250	252,375

				515,660

Entertainment — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		675	683,685
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	638,691

				1,322,376

Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25		20	20,824

Foods — 0.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		525	518,763
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.650%	03/15/23		115	120,828
ELO SACA (France),
Sr. Unsec’d. Notes, EMTN
3.250%	07/23/27	EUR	200	275,156
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31		10	11,381
4.375%	06/01/46		465	526,992
4.875%	10/01/49		20	24,238
5.000%	06/04/42		10	12,196
5.200%	07/15/45		50	62,132

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
5.500%	06/01/50	20	$26,100
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	60	62,025

			1,639,811

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	40	41,881

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26	550	615,835
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	100	105,035

			720,870

Healthcare-Products — 0.0%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24	300	320,354

Healthcare-Services — 0.1%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	60	62,698
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49	60	66,984
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	750	720,091
Dignity Health,
Sec’d. Notes
5.267%	11/01/64	120	165,825
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	100	122,958
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	40	42,587
5.375%	02/01/25	10	11,279
5.625%	09/01/28	10	11,861
5.875%	02/01/29	20	24,160
7.690%	06/15/25	10	12,166
Sr. Sec’d. Notes
3.500%	07/15/51	445	445,122
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	500	538,560
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60	10	10,307

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		80	$102,730

				2,337,328

Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		400	423,533
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		10	12,895
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
6.625%	07/15/27		350	374,829

				811,257

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.694%(c)	06/24/22		400	401,851

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		70	76,782
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	390,630
3.375%	03/03/31		540	563,781
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		1,135	1,326,645
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		100	128,949

				2,486,787

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60		2,840	2,706,074
4.050%	08/22/47		150	182,881
4.250%	08/22/57		90	115,157
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		430	489,731
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		300	288,766

				3,782,609

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30		670	730,022

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.375%	05/01/25	20	$21,065
5.750%	05/01/28	10	10,819
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	70	73,035
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	10	10,422
3.200%	08/08/24	140	146,921
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	447,807
5.400%	08/08/28	200	232,426
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	200	209,037

			1,151,532

Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	500	542,232
4.950%	09/15/28	945	1,097,646

			1,639,878

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	40	41,409
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	30	31,462
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	1,210	1,231,278
4.800%	03/01/50	10	11,521
5.050%	03/30/29	100	118,210
5.750%	04/01/48	100	127,615
6.834%	10/23/55	80	117,967
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51	10	9,624
3.400%	04/01/30	20	22,089
3.450%	02/01/50	10	10,832
3.700%	04/15/24	200	216,774
3.750%	04/01/40	10	11,306
4.700%	10/15/48	20	25,929
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	200	201,332
6.500%	02/01/29	925	1,024,339
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49	670	844,896

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	140	$150,347
7.750%	07/01/26	400	452,792
Gtd. Notes, 144A
5.125%	06/01/29	50	49,418
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	170	219,802
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38	360	523,849
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	600	612,120
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.600%	01/15/45	680	808,865
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	100	113,341

			6,977,117

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	215,932
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	10	10,914
4.625%	08/01/30	20	21,888
5.450%	03/15/43	50	61,128
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
3.875%	10/27/27	280	308,457
4.125%	03/12/24	80	86,265
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	1,057,141
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	700	699,540
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41	445	584,983
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	110	121,384

			3,167,632

Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50	30	35,288

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27	1,075	1,114,392

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	10	$11,001
3.625%	05/01/30	20	22,326
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	20	30,015

			1,213,022

Multi-National — 0.0%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	02/04/26	800	787,181

Oil & Gas — 0.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	840	886,094
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28(a)	270	287,552
4.750%	04/15/43	20	20,791
4.875%	11/15/27	100	108,418
5.100%	09/01/40	480	504,040
5.250%	02/01/42	110	116,419
5.350%	07/01/49	80	84,356
6.000%	01/15/37	40	45,855
7.375%	08/15/47	100	119,437
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26	60	61,006
Black Elk Energy LLC Escrow,
Bonds
0.000%	12/01/99^	600	1,410
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	660	789,836
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	10	10,354
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	110	121,354
4.375%	03/15/29	150	170,545
ConocoPhillips,
Gtd. Notes, 144A
4.300%	08/15/28	150	173,993
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31	100	119,796
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	112	127,276
5.000%	06/15/45	208	244,770
5.600%	07/15/41	60	74,427
5.850%	12/15/25	140	164,373
7.875%	09/30/31	20	28,003
7.950%	04/15/32	10	14,240

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30	14	$15,404
5.250%	10/15/27	32	34,400
5.875%	06/15/28(a)	40	44,454
8.250%	08/01/23	180	204,799
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	30	31,712
3.250%	12/01/26	1,685	1,805,855
3.500%	12/01/29	10	10,718
4.400%	03/24/51	50	56,479
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26	240	264,627
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	250	256,806
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.950%	04/15/50	20	26,719
EQT Corp.,
Sr. Unsec’d. Notes
3.000%	10/01/22	10	10,206
3.900%	10/01/27	80	85,717
8.500%	02/01/30	20	26,023
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	50	51,226
3.625%	05/15/31	50	52,303
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	190	206,752
4.327%	03/19/50	90	111,722
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	425	429,975
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	880	980,220
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	10	10,506
7.125%	02/01/27	675	720,326
Northern Oil & Gas Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/01/28	50	54,005
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.200%	08/15/26	80	80,625
4.100%	02/15/47	80	74,434
4.200%	03/15/48	240	225,522
5.059%(s)	10/10/36	2,110	1,097,200
4.400%	04/15/46	390	376,517
4.500%	07/15/44	150	145,104
4.625%	06/15/45	350	343,657
6.125%	01/01/31(a)	850	999,472
6.450%	09/15/36	100	119,498
6.625%	09/01/30	110	132,314

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.950%	07/01/24		70	$78,834
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21		2	1,982
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.600%	01/03/31		400	447,881
6.625%	01/16/34	GBP	150	239,038
6.850%	06/05/2115		270	306,530
7.375%	01/17/27		200	245,802
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	300	352,948
6.375%	01/23/45		190	163,464
6.500%	03/13/27		850	896,353
6.840%	01/23/30		200	206,119
7.690%	01/23/50		300	288,750
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		400	402,126
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		520	510,296
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		200	199,262
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		580	602,206
5.000%	03/15/23		105	109,250
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	202,327
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		690	706,443
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70		300	291,180
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30		20	21,322
3.250%	04/06/50		70	74,518
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51		480	518,972

				20,225,245

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.026%(s)	08/02/21(oo)		46	542

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.500%	11/15/23	EUR	400	492,224
4.050%	11/21/39		1,980	2,298,483

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.250%	11/21/49	100	$119,899
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	130	141,299
9.250%	04/01/26	1,370	1,489,948
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30	30	27,989
6.250%	02/15/29	1,125	1,112,524
7.250%	05/30/29	20	20,494
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	10	10,227
5.500%	11/01/25	90	92,338
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.129%(c)	12/15/23	400	405,401
Gtd. Notes, 144A
4.250%	12/15/25	200	222,977
4.375%	12/15/28	300	344,069
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	840	977,706
Sr. Unsec’d. Notes
3.400%	03/15/51	490	512,525
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	1,505	1,459,376
3.700%	03/09/23	28	29,478
4.125%	04/01/40	40	46,370
4.250%	04/01/50	10	11,886
5.050%	03/25/48	420	546,194
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	204,056
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes, Series 2
3.650%	11/10/21	10	10,051
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	280	307,645
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	30	29,972
2.800%	07/21/23	20	19,917
3.150%	10/01/26	217	206,400
4.100%	10/01/46	1,717	1,498,617
7.125%	01/31/25(a)	280	308,886
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	1,145	1,222,110

			14,169,061

Pipelines — 0.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	50	54,166

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	100	$107,334
3.701%	01/15/39	150	166,653
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28	30	31,648
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(oo)	70	68,626
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	11,734
6.750%	09/15/37	170	204,929
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	280	273,919
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	240	241,261
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	820	846,542
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	260	265,125
Sr. Unsec’d. Notes
5.000%	05/15/50	80	92,419
5.300%	04/15/47	390	455,147
5.400%	10/01/47	805	952,816
5.950%	10/01/43	80	99,413
6.000%	06/15/48	100	126,452
6.100%	02/15/42	40	49,617
6.250%	04/15/49	100	131,503
6.500%	02/01/42	60	77,888
6.850%	02/15/40	30	38,376
Enterprise Products Operating LLC,
Gtd. Notes
4.250%	02/15/48	100	115,024
5.100%	02/15/45	30	38,067
5.375%(ff)	02/15/78	90	92,688
5.950%	02/01/41	40	55,018
6.125%	10/15/39	60	84,119
6.450%	09/01/40	80	114,532
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	741,663
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	628,156
6.375%	03/01/41	110	152,101
6.500%	09/01/39	120	167,107
6.550%	09/15/40	110	153,939
Gtd. Notes, MTN
6.950%	01/15/38	10	14,281
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	100	123,681

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		470	$576,950
5.500%	02/15/49		170	219,963
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		870	966,210
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42		520	583,254
6.700%	05/15/36		50	61,284
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		695	739,628
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.375%	02/01/27		10	10,415
5.500%	03/01/30		20	21,986
Gtd. Notes, 144A
4.000%	01/15/32		10	10,292
4.875%	02/01/31		40	43,290
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		240	304,911
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		100	103,837
4.350%	02/01/25		30	31,697
4.500%	03/01/28		110	117,822
4.650%	07/01/26		20	21,450
4.750%	08/15/28		110	119,507
5.300%	02/01/30		140	157,221
5.300%	03/01/48		60	63,693
5.450%	04/01/44		180	193,763
5.500%	08/15/48		170	185,381
6.500%	02/01/50		30	34,793
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		110	122,133
5.100%	09/15/45		10	12,416
5.750%	06/24/44		150	196,934
6.300%	04/15/40		80	109,614
8.750%	03/15/32		240	366,066

				12,150,454

Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.400%	07/06/22	EUR	200	239,715

Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	583,615
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	389,281

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	109	$202,966

				1,175,862

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23		600	628,463
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		795	891,382
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		575	579,460
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		650	721,313
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		615	707,737
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	106,828
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	308,753
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		670	664,381
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		750	803,297
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29		735	787,138
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29		475	504,810
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		1,050	1,084,982
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		480	461,857

				8,250,401

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		20	19,769
3.875%	01/15/28		10	10,125
4.250%	05/15/24		16	16,181
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.612%(c)	08/10/22		100	100,044

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes, 144A
0.625%	02/10/23		600	$600,348
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		10	11,066
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30		10	11,833
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.250%	12/08/23	GBP	300	440,892
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		10	12,071
4.450%	03/01/47		130	159,367
4.450%	09/01/48		67	83,470

				1,465,166

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		800	840,090

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30		140	157,104
Gtd. Notes, 144A
2.450%	02/15/31		100	98,411
2.600%	02/15/33		100	98,032
3.500%	02/15/41		850	872,286
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40		10	11,334
3.500%	04/01/50		60	67,853
3.700%	04/01/60		20	23,694
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23		500	537,305

				1,866,019

Software — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	100	120,504
Sr. Unsec’d. Notes
3.100%	03/01/41		395	405,811
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		915	1,007,255
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31		700	728,898
4.100%	03/25/61		100	110,823

				2,373,291

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	220	$228,700
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	100	98,033
3.300%	02/01/52	100	97,398
Sr. Unsec’d. Notes, 144A
3.650%	09/15/59	1,220	1,236,012
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	50	51,136
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	775	818,313
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	50	75,977
Sprint Communications, Inc.,
Gtd. Notes
11.500%	11/15/21	30	31,114
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	1,150	1,365,999
7.875%	09/15/23	30	34,104
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29	188	200,858
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	10	10,087
2.625%	02/15/29	40	39,512
2.875%	02/15/31	30	29,752
Gtd. Notes, 144A
3.500%	04/15/31	60	61,920
Sr. Sec’d. Notes
2.550%	02/15/31	1,700	1,719,376
3.875%	04/15/30	30	33,486
4.500%	04/15/50	50	59,480
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41	1,095	1,159,857
3.550%	03/22/51	60	64,113
3.700%	03/22/61	190	203,781
3.850%	11/01/42	10	11,333

			7,630,341

Transportation — 0.0%
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	130	155,629

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	765,820

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Trucking & Leasing (cont’d.)
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21		200	$200,160
3.000%	07/15/22		400	409,034

				1,375,014

TOTAL CORPORATE BONDS (cost $228,358,667)				234,232,114

FOREIGN TREASURY OBLIGATION — 0.1%
Brazil Letras do Tesouro Nacional
6.911%(s)	01/01/24	BRL	34,000	5,647,898

(cost $5,389,683)
MUNICIPAL BONDS — 0.0%
Illinois — 0.0%
City of Chicago,
General Obligation Unlimited, Series B
5.630%	01/01/22		25	25,426

Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%(cc)	04/01/44		70	66,516

TOTAL MUNICIPAL BONDS (cost $84,170)				91,942

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Alternative Loan Trust,
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
0.632%(c)	08/25/35		618	420,700
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.283%(c)	09/20/46		235	213,120
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.273%(c)	02/20/47		395	307,686
Series 2007-OA06, Class A1B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.292%(c)	06/25/37		110	105,542
American Home Mortgage Assets Trust,
Series 2006-01, Class 2A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.472%(c)	05/25/46		63	55,988
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.816%(c)	02/25/47		543	307,194
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.949%(c)	09/20/48	GBP	271	376,210
Banc of America Funding Trust,
Series 2005-07, Class 4A3
5.750%	11/25/35		94	97,553
Series 2006-I, Class 4A1
3.173%(cc)	10/20/46		65	55,960
Series 2015-R02, Class 9A2, 144A
0.351%(cc)	03/27/36		1,543	1,506,212

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust,
Series 2005-H, Class 2A5
3.035%(cc)	09/25/35		37	$36,203
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.059%(cc)	07/25/37		19	18,097
Citicorp Mortgage Securities Trust,
Series 2007-03, Class 1A1
6.000%	04/25/37		4	4,407
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.234%(cc)	09/25/37		46	45,885
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 1 Month LIBOR + 4.100%
4.192%(c)	07/25/39		120	122,162
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 12A1
2.958%(cc)	08/25/34		5	4,949
Credit Suisse Mortgage Trust,
Series 2006-07, Class 6A3
5.500%	08/25/36		330	293,417
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.281%(c)	06/15/40	GBP	193	255,582
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3A, 3 Month EURIBOR + 0.160%
—%(p)	12/10/44	EUR	45	53,575
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.244%(c)	12/10/44	GBP	109	149,510
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.092%(c)	07/25/24		360	362,817
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.092%(c)	07/25/25		44	44,714
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.492%(c)	05/25/30		69	70,165
Series 2018-C05, Class 1B1, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.342%(c)	01/25/31		350	365,626
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.018%(c)	12/25/50		250	251,876
Freddie Mac REMICS,
Series 3397, Class FC, 1 Month LIBOR + 0.600% (Cap 7.000%, Floor
0.600%)
0.673%(c)	12/15/37		13	13,069
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA02, Class B1, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.242%(c)	10/25/29		730	790,343

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600% (Cap 7.500%, Floor 0.600%)
0.707%(c)	07/20/65		555	$560,141
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.787%(c)	08/20/61		4	4,330
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.107%(c)	01/20/66		585	598,677
Series 2017-121, Class PE
3.000%	07/20/46		18	17,957
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
1.840%(c)	03/25/33		20	20,138
Series 2005-AR03, Class 6A1
2.869%(cc)	05/25/35		54	53,463
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 1.005% (Cap 11.500%, Floor 1.005%)
1.097%(c)	07/25/35		360	358,785
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660% (Cap 11.750%, Floor 0.660%)
0.752%(c)	03/25/35		48	48,606
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.282%(c)	09/25/46		80	74,525
JPMorgan Alternative Loan Trust,
Series 2006-A05, Class 1A4, 1 Month LIBOR + 0.480% (Cap 11.500%, Floor 0.480%)
0.572%(c)	10/25/36		467	463,698
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
7.059%(c)	09/25/36		249	75,258
Ludgate Funding PLC (United Kingdom),
Series 2008-W01X, Class A1, 3 Month GBP LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.690%(c)	01/01/61	GBP	131	179,562
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.731%(c)	12/15/49	GBP	403	553,049
Mellon Residential Funding Corporation Mortgage Pass-Through Certificates Trust,
Series 1999-TBC3, Class A2
2.610%(cc)	10/20/29		6	5,934
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
1.882%(cc)	02/25/33		21	20,598
MFA Trust,
Series 2020-NQM02, Class A1, 144A
1.381%(cc)	04/25/65		487	488,436

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust,
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		459	$477,905
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		392	405,665
Newgate Funding PLC (United Kingdom),
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.081%(c)	12/15/50	GBP	568	775,199
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.331%(c)	12/15/50	GBP	155	208,593
RALI Trust,
Series 2006-QA01, Class A21
4.300%(cc)	01/25/36		828	729,933
Residential Accredit Loans Trust,
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	02/25/47		525	265,660
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
5.459%(c)	02/25/36		1,518	389,163
RESIMAC Bastille Trust (Australia),
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.010%(c)	09/05/57		212	211,970
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.241%(c)	12/15/43	GBP	178	237,502
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		4	3,662
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS02X, Class A2C, 3 Month EURIBOR + 0.150%
—%(p)	06/12/44	EUR	442	509,433
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.234%(c)	06/12/44	GBP	574	765,423
Seasoned Credit Risk Transfer Trust,
Series 2020-03, Class M, 144A
4.250%(cc)	05/25/60		260	267,808
Sequoia Mortgage Trust,
Series 2003-04, Class 2A1, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.700%)
0.793%(c)	07/20/33		51	50,682
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.948%(c)	07/20/60	GBP	681	943,762
Structured Asset Mortgage Investments II Trust,
Series 2006-AR06, Class 2A1, 1 Month LIBOR + 0.380% (Cap 10.500%, Floor 0.380%)
0.472%(c)	07/25/46		96	83,734

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.212%(c)	08/25/36		319	$298,430
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.382%(c)	10/25/36		238	213,177
Thornburg Mortgage Securities Trust,
Series 2003-05, Class 1A
1.904%(cc)	10/25/43		22	22,106
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.494%(c)	06/25/47		18	18,247
Series 2007-03, Class 4A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.494%(c)	06/25/47		6	5,719
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.949%(c)	07/20/45	GBP	776	1,076,920
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.111%(c)	10/20/51	GBP	517	719,604
Series 2020-A14X, Class A, 3 Month SONIA + 0.900%
0.049%(c)	05/20/45	GBP	279	387,254
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-AR14, Class 2A1
3.132%(cc)	12/25/35		54	55,253
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A8
5.750%	01/25/36		379	360,364

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,751,948)				19,334,887

SOVEREIGN BONDS — 2.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		500	576,353
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		824	296,123
0.125%(cc)	01/09/38		308	116,162
1.000%	07/09/29		46	17,340
Australia Government Bond (Australia),
Bonds, Series 163
1.000%	11/21/31	AUD	300	213,698
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	2,390	2,055,739
Sr. Unsec’d. Notes, Series 160
1.000%	12/21/30	AUD	200	144,115
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,310	870,033
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	100	119,779

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
36.104%(c)	04/03/22	ARS	3,880	$22,258
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		280	302,770
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		890	901,458
China Government Bond (China),
Bonds, Series 1604
2.850%	01/28/26	CNH	2,900	447,784
Bonds, Series 1617
2.740%	08/04/26	CNH	8,400	1,287,523
Bonds, Series 1623
2.700%	11/03/26	CNH	5,500	839,160
Bonds, Series INBK
2.850%	06/04/27	CNH	14,300	2,187,454
3.270%	11/19/30	CNH	49,680	7,786,059
3.280%	12/03/27	CNH	11,000	1,724,136
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	397,856
3.380%	11/21/24	CNH	2,000	317,592
3.390%	05/21/25	CNH	2,000	318,206
3.480%	06/29/27	CNH	5,500	886,864
4.290%	05/22/29	CNH	1,000	171,376
Unsec’d. Notes, Series INBK
3.020%	10/22/25	CNH	32,500	5,045,551
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	265,293
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23	EUR	331	403,135
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	189,848
6.000%	07/19/28		250	284,164
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32		290	307,569
European Union (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	07/06/26	EUR	200	241,840
0.700%	07/06/51	EUR	100	120,192
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/31	EUR	500	591,739
0.250%	04/22/36	EUR	200	232,785
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 1.020%
1.166%(c)	03/28/22		300	300,692
French Republic Government Bond OAT (France),
Bonds, 144A
0.500%	05/25/72	EUR	300	274,862
0.750%	05/25/52	EUR	2,000	2,267,436

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		200	$252,397
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	4,940	7,158,426
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	350	492,332
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	25,697
Bonds, Series 059
7.000%	05/15/27	IDR	22,282,000	1,630,980
Bonds, Series 068
8.375%	03/15/34	IDR	19,238,000	1,466,113
Bonds, Series 071
9.000%	03/15/29	IDR	19,859,000	1,585,646
Bonds, Series 076
7.375%	05/15/48	IDR	16,801,000	1,174,981
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	861,241
Bonds, Series 079
8.375%	04/15/39	IDR	8,230,000	627,571
Bonds, Series 082
7.000%	09/15/30	IDR	10,149,000	723,416
Bonds, Series 087
6.500%	02/15/31	IDR	3,340,000	229,239
Israel Government Bond (Israel),
Bonds, Series 0122
5.500%	01/31/22	ILS	8,100	2,564,916
Bonds, Series 0327
2.000%	03/31/27	ILS	1,300	430,320
Israel Government Bond - FRN (Israel),
Bonds, Series 1121, MAKAM 5 DAY + 0.000%
0.020%(c)	11/30/21	ILS	4,100	1,257,589
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.350%	02/01/25	EUR	1,100	1,325,726
Sr. Unsec’d. Notes, 144A
1.850%	07/01/25	EUR	600	764,970
2.150%	03/01/72	EUR	400	464,637
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		300	316,187
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	04/24/23		800	839,603
Sr. Unsec’d. Notes, EMTN
3.000%	03/12/24		500	531,169
Lithuania Government Bond (Lithuania),
Bonds, Series 3YR
0.100%	04/01/23	EUR	600	716,222
Bonds, Series 5YR
0.400%	08/16/23	EUR	600	722,007
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,100	1,140,682

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26	MYR	1,400	$356,076
Bonds, Series 0307
3.502%	05/31/27	MYR	900	223,718
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	47,410	2,500,358
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	130,406	6,708,151
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		150	188,283
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	590,252
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
1.500%	05/15/31	NZD	200	136,385
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	400	299,134
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32		300	278,682
5.940%	02/12/29	PEN	2,700	766,233
5.940%	02/12/29	PEN	200	56,840
6.350%	08/12/28	PEN	2,500	725,815
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	300	85,137
6.350%	08/12/28	PEN	2,000	580,652
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.625%	01/21/26		1,000	986,135
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24(d)		160	70,755
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29		200	230,202
5.750%	01/20/42		200	278,247
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		300	339,670
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	250	348,301
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	400	471,353
2.750%	04/14/41	EUR	100	117,971
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	200	236,736
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6212
7.050%	01/19/28	RUB	88,316	1,215,361
Bonds, Series 6219
7.750%	09/16/26	RUB	18,090	256,004

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 6221
7.700%	03/23/33	RUB	11,090	$158,993
Bonds, Series 6224
6.900%	05/23/29	RUB	236,510	3,223,002
Bonds, Series 6225
7.250%	05/10/34	RUB	86,430	1,195,105
Bonds, Series 6226
7.950%	10/07/26	RUB	18,030	257,757
Bonds, Series 6228
7.650%	04/10/30	RUB	27,440	390,320
Bonds, Series 6230
7.700%	03/16/39	RUB	198,331	2,869,413
Bonds, Series 6232
6.000%	10/06/27	RUB	127,000	1,654,682
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
2.375%	10/26/21		500	503,113
3.625%	03/04/28		2,200	2,430,958
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	250	298,759
3.125%	05/15/27	EUR	300	395,785
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31	EUR	100	118,833
0.850%	07/30/37	EUR	600	700,937
1.250%	10/31/30	EUR	100	128,446
1.400%	07/30/28	EUR	1,800	2,336,637
1.450%	10/31/71	EUR	600	627,915
Sr. Unsec’d. Notes, Series 5YR, 144A
0.250%	07/30/24	EUR	400	484,271
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		400	455,917
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		700	692,741
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	300	279,223
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
8.994%	02/01/24		450	499,036
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	250	276,641
7.253%	03/15/33		300	312,040
9.750%	11/01/28		250	297,668
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	300	353,033
1.750%	01/22/49	GBP	200	310,185
4.250%	03/07/36	GBP	1,800	3,579,970
4.500%	09/07/34	GBP	500	994,098

TOTAL SOVEREIGN BONDS (cost $103,994,286)				103,698,940

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Mortgage Corp.
2.500%	02/01/51	196	$203,694
2.500%	02/01/51	293	304,401
3.000%	06/01/51	100	106,492
Federal National Mortgage Assoc.
2.500%	TBA	550	568,863
2.500%	02/01/51	196	203,579
2.500%	02/01/51	390	405,475
3.000%	10/01/49	421	449,995
3.000%	05/01/51	200	212,481
3.500%	10/01/34	47	50,617
3.500%	05/01/49	112	120,667
3.500%	02/01/50	162	172,603
3.500%	01/01/59	296	322,190
4.000%	TBA	18,000	19,167,188

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,350,762)			22,288,245

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds
1.125%	08/15/40	240	206,475
1.250%	05/15/50	13,680	11,168,438
1.375%	11/15/40	1,000	898,281
1.625%	11/15/50	2,280	2,047,013
1.875%	02/15/41	600	587,531
1.875%	02/15/51(k)	24,345	23,230,456
2.000%	02/15/50	640	628,600
2.250%	05/15/41	20,475	21,306,797
2.375%	05/15/51	2,110	2,252,755
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23	12,697	13,261,744
0.125%	01/15/30	19,960	21,917,207
0.125%	07/15/30	5,937	6,552,424
0.125%	01/15/31	4,329	4,765,659
0.125%	02/15/51	10	11,249
0.250%	01/15/25	19,168	20,749,794
0.375%	01/15/27	4,400	4,873,066
0.500%	04/15/24	28,896	31,148,756
0.500%	01/15/28	40,981	45,956,527
0.625%	04/15/23	22,341	23,626,324
0.625%	01/15/24	1,562	1,682,597
0.625%	01/15/26	6,800	7,554,986
0.625%	02/15/43	4,937	5,891,710
0.750%	07/15/28	745	854,832
0.750%	02/15/42	8,344	10,153,161
0.750%	02/15/45	1,497	1,843,205
0.875%	01/15/29	14,172	16,404,233
0.875%	02/15/47	1,208	1,552,937
1.000%	02/15/46	5,444	7,109,267
1.000%	02/15/48	1,978	2,634,821
1.000%	02/15/49	10,533	14,161,536
1.750%	01/15/28(k)	892	1,078,514
2.000%	01/15/26	22,984	27,054,431
2.375%	01/15/27	66	81,132
2.500%	01/15/29(k)	311	400,622
3.375%	04/15/32	4,515	6,662,598
U.S. Treasury Notes
0.500%	02/28/26	250	246,230

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS(continued)
0.625%	05/15/30		900	$841,359
0.875%	06/30/26		49,145	49,129,642
1.125%	02/29/28		160	159,550
1.125%	02/15/31		1,220	1,184,734
1.250%	04/30/28		1,620	1,625,569
1.250%	06/30/28		12,970	12,992,292
1.625%	08/15/29		400	409,125
1.625%	05/15/31		21,400	21,734,375
2.875%	04/30/25		1,500	1,626,797
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(k)		5,700	3,631,523

TOTAL U.S. TREASURY OBLIGATIONS (cost $430,059,072)				433,890,874

TOTAL LONG-TERM INVESTMENTS (cost $3,101,380,738)				3,162,291,475

		Shares

SHORT-TERM INVESTMENTS — 33.8%
AFFILIATED MUTUAL FUNDS — 20.0%
PGIM Core Ultra Short Bond Fund(wd)(vv)			772,856,591	772,856,591
PGIM Institutional Money Market Fund (cost $136,933,353; includes $136,927,787 of cash collateral for securities on loan)(b)(wd)			137,011,094	136,928,887

TOTAL AFFILIATED MUTUAL FUNDS (cost $909,789,944)				909,785,478

Interest Rate	Maturity Date	Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Australia Treasury Bill, Series 2409
(0.004)%	09/24/21	AUD	2,700	2,024,734
Bank of Israel Bills - Makam, Series 0312
(0.016)%	03/02/22	ILS	3,000	920,111
Bank of Israel Bills - Makam, Series 0412
0.011%	04/06/22	ILS	300	92,011
Letras de la Nacion Argentina Con Ajuste por CER
(101.433)%	09/13/21	ARS	6,304	48,300

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $3,096,641)				3,085,156

U.S. TREASURY OBLIGATIONS(n) — 10.5%
U.S. Treasury Bills
0.001%	09/16/21(h)		32,500	32,496,872
0.010%	08/12/21		32,500	32,497,820
0.011%	07/15/21		63,300	63,298,956
0.022%	09/09/21		118,500	118,489,495
0.025%	02/24/22(k)		116,000	115,963,440
0.026%	09/28/21		2,000	1,999,766
0.027%	10/28/21		2,400	2,399,649
0.027%	11/12/21(h)(k)		2,000	1,999,643
0.029%	12/09/21(k)		31,050	31,042,825
0.031%	11/26/21		2,300	2,299,546
0.032%	11/04/21		2,900	2,899,537

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
0.035%	10/21/21	54,000	$53,993,353
0.035%	12/02/21(h)	2,300	2,299,492
0.041%	09/07/21	155	154,987
0.050%	07/13/21	9,900	9,899,860
0.060%	08/19/21	2,400	2,399,853

TOTAL U.S. TREASURY OBLIGATIONS (cost $474,168,501)			474,135,094

		Shares

UNAFFILIATED FUNDS — 2.7%
BlackRock Liquidity FedFund (Institutional Shares)		54,820,480	54,820,480
BlackRock Liquidity Funds T-Fund (Institutional Shares)		2,283,825	2,283,825
Goldman Sachs Financial Square Government Fund (Institutional Shares)		54,820,482	54,820,482
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)		10,643,416	10,643,416

TOTAL UNAFFILIATED FUNDS (cost $122,568,203)			122,568,203

OPTIONS PURCHASED*~ — 0.5% (cost $22,375,157)			22,926,223

TOTAL SHORT-TERM INVESTMENTS (cost $1,531,998,446)			1,532,500,154

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.4% (cost $4,633,379,184)			4,694,791,629

OPTIONS WRITTEN*~ — (0.0)% (premiums received $1,408,622)			(1,110,631)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.4% (cost $4,631,970,562)			4,693,680,998
Liabilities in excess of other assets(z) — (3.4)%			(152,289,029)

NET ASSETS — 100.0%			$4,541,391,969

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $237,431 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $133,710,204; cash collateral of $136,927,787 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $21,247. The aggregate value of $29,967 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(vv)	Includes an amount of $95 segregated as collateral for OTC derivatives.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value

Canadian Government Bond	2.750%	12/01/48	07/22/21	CAD	(400)	$(387,241)
Federal National Mortgage Assoc.	2.000%	TBA	07/14/21		(6,400)	(6,462,000)
Federal National Mortgage Assoc.	3.000%	TBA	07/14/21		(300)	(312,709)
Federal National Mortgage Assoc.	3.000%	TBA	08/12/21		(2,800)	(2,916,758)
Federal National Mortgage Assoc.	3.500%	TBA	07/19/21		(100)	(106,789)
Federal National Mortgage Assoc.	3.500%	TBA	07/01/50		(2,000)	(2,105,195)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $12,250,701)						$(12,290,692)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

10 Year Euro-Bund Futures	Call	07/23/21	173.00	5	EUR	5	$2,668
10 Year Euro-Bund Futures	Call	07/23/21	180.50	349	EUR	349	4,138
10 Year Euro-Bund Futures	Call	08/27/21	180.50	100	EUR	100	1,186
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$ 132.25	6		6	4,031
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$ 139.00	600		600	—
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$ 139.50	553		553	—
20 Year U.S. Treasury Notes Futures	Call	07/23/21	$ 159.00	6		6	14,250
20 Year U.S. Treasury Notes Futures	Call	07/23/21	$ 159.50	3		3	6,141
20 Year U.S. Treasury Notes Futures	Call	07/23/21	$ 160.00	21		21	36,422
Euro Futures	Call	07/09/21	1.22	5		625	31
Euro Futures	Call	07/09/21	1.22	3		375	19
Euro Futures	Call	08/06/21	1.19	3		375	2,588
Euro-BTP	Call	07/23/21	159.50	75	EUR	75	889
Japanese Yen Currency	Call	07/09/21	91.00	3		4	263
Japanese Yen Currency	Call	08/06/21	90.50	15		19	8,438

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

5 Year U.S. Treasury Notes Futures	Put	07/23/21	$120.00	276	276	$—
10 Year U.S. Treasury Notes Futures	Put	08/27/21	$132.00	6	6	4,031
2 Year Eurodollar Midcurve Options	Put	12/10/21	$95.50	100	250	625
2 Year Eurodollar Midcurve Options	Put	12/10/21	$96.50	100	250	625
20 Year U.S. Treasury Notes Futures	Put	07/23/21	$145.00	50	50	781
20 Year U.S. Treasury Notes Futures	Put	07/23/21	$160.00	23	23	22,641
20 Year U.S. Treasury Notes Futures	Put	07/23/21	$160.50	8	8	9,625
20 Year U.S. Treasury Notes Futures	Put	08/27/21	$140.00	650	650	10,156
Australian Dollar Currency	Put	07/09/21	77.00	3	3	6,120
Australian Dollar Currency	Put	08/06/21	75.00	3	3	2,520
S&P 500 Index	Put	07/30/26	$4,280.00	130	13	9,732,603
S&P 500 Index	Put	07/30/27	$4,290.00	150	15	12,595,594

Total Exchange Traded (cost $21,818,429)						$22,466,385

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	09/15/21	73.20	—		1,350	$36,571
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	09/27/21	72.00	—		1,380	54,879
Currency Option USD vs COP	Put	Citibank, N.A.	08/17/21	3,600.00	—		1,370	7,399
Currency Option USD vs COP	Put	Morgan Stanley Capital Services LLC	08/18/21	3,570.00	—		1,350	5,477
Currency Option USD vs EUR	Put	Goldman Sachs Bank USA	07/06/21	1.19	—		2,620	5,406
Currency Option USD vs EUR	Put	Goldman Sachs Bank USA	07/20/21	1.21	—		860	483
Currency Option USD vs EUR	Put	BNP Paribas S.A.	08/11/21	1.23	—		1,400	300
Currency Option USD vs EUR	Put	Goldman Sachs Bank USA	08/19/21	1.23	—		2,310	1,533
Currency Option USD vs EUR	Put	Morgan Stanley Capital Services LLC	09/30/21	1.19	—		3,080	34,534
Currency Option USD vs RUB	Put	Morgan Stanley Capital Services LLC	07/15/21	76.00	—		1,320	49,857
Currency Option USD vs RUB	Put	Morgan Stanley Capital Services LLC	07/27/21	75.85	—		1,550	54,710
Currency Option USD vs RUB	Put	Morgan Stanley Capital Services LLC	08/03/21	74.15	—		1,340	24,326
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	08/06/21	75.00	—		1,460	38,417
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	09/20/21	73.00	—		1,375	20,879
Currency Option USD vs RUB	Put	Citibank, N.A.	09/30/21	74.00	—		1,570	33,652
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/21	$99.66	—		200	2
France Government OAT Bond	Put	BNP Paribas S.A.	05/23/25	$97.00	—	EUR	300	42,141

Total OTC Traded (cost $ 456,896)								$410,566

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

CDX.NA.HY.36.V1, 06/20/26	Call	Morgan Stanley Capital Services LLC	08/18/21	$109.50	5.00%(Q)	CDX.NA.HY.36.V1(Q)		1,390	$8,401
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.50%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,100	1,346
10-Year Interest Rate Swap, 01/27/32	Put	Citibank, N.A.	01/25/22	0.40%	0.40%(A)	6 Month EURIBOR(S)	EUR	2,500	17,778
10-Year Interest Rate Swap, 01/27/32	Put	Goldman Sachs Bank USA	01/25/22	0.40%	0.40%(A)	6 Month EURIBOR(S)	EUR	2,700	19,200
10-Year Interest Rate Swap, 07/19/31	Put	Bank of America, N.A.	07/15/21	1.60%	1.60%(S)	3 Month LIBOR(Q)		900	728
10-Year Interest Rate Swap, 08/10/31	Put	Bank of America, N.A.	08/06/21	1.65%	1.65%(S)	3 Month LIBOR(Q)		800	1,819

Total OTC Swaptions (cost $99,832)									$49,272

Total Options Purchased (cost $22,375,157)									$22,926,223

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

5 Year U.S. Treasury Notes Futures	Call	07/23/21	$123.50	52		52	$(12,594)
10 Year Euro-Bund Futures	Call	07/23/21	173.50	5	EUR	5	(1,601)
10 Year U.S. Treasury Notes Futures	Call	07/02/21	$132.25	18		18	(7,312)
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$132.50	143		143	(75,969)
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$133.00	85		85	(26,562)
10 Year U.S. Treasury Notes Futures	Call	07/23/21	$133.50	47		47	(8,078)
2 Year Eurodollar Midcurve Options	Call	12/10/21	$98.75	26		65	(17,225)
2 Year Eurodollar Midcurve Options	Call	12/10/21	$99.13	39		98	(7,312)
2 Year Eurodollar Midcurve Options	Call	12/10/21	$99.25	78		195	(7,800)
20 Year U.S. Treasury Notes Futures	Call	07/02/21	$159.00	16		16	(29,250)
20 Year U.S. Treasury Notes Futures	Call	07/02/21	$160.00	11		11	(11,172)
20 Year U.S. Treasury Notes Futures	Call	07/02/21	$161.00	9		9	(4,219)
20 Year U.S. Treasury Notes Futures	Call	07/23/21	$158.00	10		10	(31,250)
20 Year U.S. Treasury Notes Futures	Call	07/23/21	$161.00	20		20	(24,062)
20 Year U.S. Treasury Notes Futures	Call	07/23/21	$161.50	11		11	(11,000)
20 Year U.S. Treasury Notes Futures	Call	07/23/21	$162.00	61		61	(49,562)
20 Year U.S. Treasury Notes Futures	Call	07/23/21	$163.00	15		15	(7,969)
20 Year U.S. Treasury Notes Futures	Call	08/27/21	$160.00	13		13	(33,312)
20 Year U.S. Treasury Notes Futures	Call	08/27/21	$161.00	16		16	(32,750)
20 Year U.S. Treasury Notes Futures	Call	08/27/21	$162.00	13		13	(20,922)
20 Year U.S. Treasury Notes Futures	Call	08/27/21	$165.00	22		22	(16,500)
20 Year U.S. Treasury Notes Futures	Call	08/27/21	$167.00	60		60	(27,187)
Australian Dollar Currency	Call	07/09/21	78.00	3		3	(30)
Australian Dollar Currency	Call	07/09/21	79.00	7		7	(35)
Australian Dollar Currency	Call	08/06/21	75.50	10		10	(5,900)
Australian Dollar Currency	Call	08/06/21	76.00	17		17	(6,800)
Australian Dollar Currency	Call	08/06/21	76.50	12		12	(3,240)
Australian Dollar Currency	Call	08/06/21	78.00	5		5	(350)
Canadian Dollar Currency	Call	07/09/21	83.50	6		6	(30)
Canadian Dollar Currency	Call	08/06/21	81.00	12		12	(5,760)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Canadian Dollar Currency	Call	08/06/21	82.00	3		3	$(540)
Euro Futures	Call	07/09/21	1.20	15		1,875	(2,625)
Euro Futures	Call	07/09/21	1.24	10		1,250	(62)
Euro Futures	Call	08/06/21	1.20	15		1,875	(9,187)
Euro Futures	Call	08/06/21	1.20	6		750	(2,550)
Japanese Yen Currency	Call	07/09/21	91.50	3		4	(94)
5 Year U.S. Treasury Notes Futures	Put	07/23/21	$123.00	31		31	(3,875)
5 Year U.S. Treasury Notes Futures	Put	07/23/21	$123.25	26		26	(5,484)
5 Year U.S. Treasury Notes Futures	Put	07/23/21	$123.75	25		25	(11,328)
10 Year Euro-Bund Futures	Put	07/23/21	172.00	10	EUR	10	(4,624)
10 Year Euro-Bund Futures	Put	08/27/21	172.00	12	EUR	12	(11,383)
10 Year U.S. Treasury Notes Futures	Put	07/02/21	$131.75	24		24	(750)
10 Year U.S. Treasury Notes Futures	Put	07/23/21	$131.00	32		32	(3,500)
10 Year U.S. Treasury Notes Futures	Put	07/23/21	$132.00	5		5	(1,641)
10 Year U.S. Treasury Notes Futures	Put	07/23/21	$132.50	31		31	(16,469)
2 Year Eurodollar Midcurve Options	Put	12/10/21	$98.75	216		540	(75,600)
20 Year U.S. Treasury Notes Futures	Put	07/02/21	$158.00	11		11	(344)
20 Year U.S. Treasury Notes Futures	Put	07/23/21	$157.00	4		4	(875)
20 Year U.S. Treasury Notes Futures	Put	07/23/21	$158.00	97		97	(36,375)
20 Year U.S. Treasury Notes Futures	Put	08/27/21	$152.00	60		60	(10,312)
Euro Futures	Put	07/09/21	1.19	5		625	(4,000)
Euro Futures	Put	08/06/21	1.18	5		625	(3,625)

Total Exchange Traded (premiums received $ 792,280)							$(690,996)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs CAD	Call	Goldman Sachs Bank USA	02/11/22	1.27	—	1,046	$(13,273)
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	09/15/21	76.00	—	2,700	(35,088)
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	09/27/21	74.75	—	2,760	(58,140)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	08/05/21	5.10	—	2,080	(67,804)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	08/17/21	19.75	—	1,340	(10,925)
Currency Option USD vs NOK	Put	Goldman Sachs Bank USA	07/15/21	8.37	—	1,320	(787)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	08/06/21	73.00	—	2,920	(30,056)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	09/20/21	71.46	—	2,750	(20,326)
Currency Option USD vs RUB	Put	Citibank, N.A.	09/30/21	72.30	—	3,140	(33,299)
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%	—	3,500	—
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%	—	2,000	—

Total OTC Traded (premiums received $291,256)							$(269,698)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 02/07/23	Call	Barclays Bank PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	2,000	$(293)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/23	Call	Goldman Sachs Bank USA	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	2,100	$(308)
1-Year Interest Rate Swap, 02/07/23	Call	Natwest Markets PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	11,100	(1,629)
10- Year Interest Rate Swap, 07/15/31	Call	Goldman Sachs Bank USA	07/13/21	1.51%	3 Month LIBOR(Q)	1.51%(S)		100	(982)
10-Year Interest Rate Swap, 07/19/31	Call	Morgan Stanley Capital Services LLC	07/15/21	1.37%	3 Month LIBOR(Q)	1.37%(S)		500	(1,446)
10-Year Interest Rate Swap, 07/19/31	Call	Bank of America, N.A.	07/15/21	1.40%	3 Month LIBOR(Q)	1.40%(S)		900	(3,591)
10- Year Interest Rate Swap, 08/10/31	Call	Bank of America, N.A.	08/06/21	1.45%	3 Month LIBOR(Q)	1.45%(S)		800	(6,993)
CDX.NA.HY.36.V1, 06/20/26	Call	Morgan Stanley Capital Services LLC	08/18/21	$110.00	CDX.NA.HY.36.V1(Q)	5.00%(Q)		2,780	(8,675)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		300	(205)
CDX.NA.IG.36.V1, 06/20/26	Call	Credit Suisse International	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		100	(68)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		400	(274)
iTraxx.34.V1, 12/20/25	Call	Barclays Bank PLC	07/21/21	0.40%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	700	(454)
1- Year Interest Rate Swap, 02/07/23	Put	Barclays Bank PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	2,000	(5,577)
1- Year Interest Rate Swap, 02/07/23	Put	Goldman Sachs Bank USA	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	2,100	(5,856)
1- Year Interest Rate Swap, 02/07/23	Put	Natwest Markets PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	11,100	(30,954)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3- Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		5,000	$(65)
3- Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)		5,800	(125)
3- Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		5,800	(94)
3- Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		2,600	(646)
3- Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		4,300	(1,069)
10- Year Interest Rate Swap, 07/09/31	Put	Morgan Stanley Capital Services LLC	07/07/21	1.76%	1.76%(S)	3 Month LIBOR(Q)		100	—
10- Year Interest Rate Swap, 07/15/31	Put	Goldman Sachs Bank USA	07/13/21	1.91%	1.91%(S)	3 Month LIBOR(Q)		100	—
10- Year Interest Rate Swap, 07/19/31	Put	Morgan Stanley Capital Services LLC	07/15/21	1.67%	1.67%(S)	3 Month LIBOR(Q)		500	(160)
10- Year Interest Rate Swap, 07/19/31	Put	Bank of America, N.A.	07/15/21	1.80%	1.80%(S)	3 Month LIBOR(Q)		900	(44)
10- Year Interest Rate Swap, 08/10/31	Put	Bank of America, N.A.	08/06/21	1.85%	1.85%(S)	3 Month LIBOR(Q)		800	(450)
25- Year Interest Rate Swap, 05/27/50	Put	BNP Paribas S.A.	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)	EUR	300	(43,420)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

30-Year Interest Rate Swap, 01/27/52	Put	Goldman Sachs Bank USA	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)	1,000	$(12,679)
30- Year Interest Rate Swap, 01/27/52	Put	Morgan Stanley Capital Services LLC	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)	1,200	(15,215)
CDX.NA.HY.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	07/21/21	$98.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	100	(23)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	100	(230)
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	10/20/21	$101.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	100	(286)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	10/20/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	200	(877)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	200	(12)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	500	(23)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	300	(60)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	400	(80)
CDX.NA.IG.36.V1, 06/20/26	Put	Citibank, N.A.	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	400	(66)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	400	(66)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	100	(17)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	300	(50)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	300	(43)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	300	(107)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	09/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	400	(142)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	300	(90)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	600	(156)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	09/15/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,400	(364)
CDX.NA.IG.36.V1, 06/20/26	Put	Citibank, N.A.	09/15/21	0.95%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	300	(68)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	200	(190)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		200	$(190)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		600	(408)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		600	(353)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	700	(33)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	200	(9)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.70%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	400	(34)
iTraxx.35.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.75%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	400	(30)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	300	(23)
iTraxx.35.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	300	(23)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.70%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	1,900	(522)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.75%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	800	(184)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.80%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	500	(100)
iTraxx.35.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.80%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	400	(80)
iTraxx.35.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	0.83%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	400	(75)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	08/18/21	0.85%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	500	(88)
iTraxx.35.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.85%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	500	(88)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.80%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	300	(117)
iTraxx.35.V1, 06/20/26	Put	BNP Paribas S.A.	09/15/21	0.80%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	200	(78)
iTraxx.35.V1, 06/20/26	Put	Deutsche Bank AG	09/15/21	0.80%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	800	(313)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.80%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	600	(410)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.85%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	2,200	(1,330)
iTraxx.35.V1, 06/20/26	Put	BNP Paribas S.A.	11/17/21	0.80%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	500	(472)
iTraxx.35.V1, 06/20/26	Put	Deutsche Bank AG	11/17/21	0.80%	1.00%(Q)	iTraxx.35.V1(Q)	EUR	800	(755)

Total OTC Swaptions (premiums received $325,086)									$(149,937)

Total Options Written (premiums received $1,408,622)									$(1,110,631)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4	90 Day Euro Dollar	Mar. 2022	$998,000	$(156)
163	90 Day Euro Dollar	Sep. 2023	40,342,500	(16,430)
1,238	90 Day Euro Dollar	Dec. 2023	306,018,125	(27,316)
190	2 Year U.S.Treasury Notes	Sep. 2021	41,860,859	5,624
50	3 Year Australian Treasury Bonds	Sep. 2021	4,367,972	(11,369)
1,099	5 Year U.S.Treasury Notes	Sep. 2021	135,649,229	(51,779)
41	10 Year Japanese Bonds	Sep. 2021	55,981,727	89,567
4	10 Year Australian Treasury Bonds	Sep. 2021	423,539	(1,404)
14	10 Year Canadian Government Bonds	Sep. 2021	1,643,498	19,869
399	10 Year U.S. Treasury Notes	Sep. 2021	52,867,500	258,342
56	10 Year U.S. Ultra Treasury Notes	Sep. 2021	8,243,375	159,611
739	20 Year U.S. Treasury Bonds	Sep. 2021	118,794,250	2,768,835
1	30 Year Euro Buxl	Sep. 2021	240,992	4,244
74	Australian Dollar Currency	Sep. 2021	5,548,520	(162,501)
20	Canadian Dollar Currency	Sep. 2021	1,612,400	(42,446)
34	Euro Currency	Sep. 2021	5,042,625	(120,757)
10	Euro STOXX 50 Index	Sep. 2021	480,881	(3,589)
78	Euro-BTP Italian Government Bond	Sep. 2021	14,003,684	80,805
27	Euro-OAT	Sep. 2021	5,091,705	21,242
6	Japanese Yen Currency	Sep. 2021	675,525	(10,446)
178	Mexican Peso	Sep. 2021	4,423,300	(31,237)
1,808	Mini MSCI EAFE Index	Sep. 2021	208,290,640	(4,918,557)
265	Mini MSCI Emerging Markets Index	Sep. 2021	18,083,600	(116,082)
18	NASDAQ 100 E-Mini Index	Sep. 2021	5,237,640	202,419
122	Russell 2000 E-Mini Index	Sep. 2021	14,077,580	5,437
74	Russian Ruble Currency	Sep. 2021	2,498,425	(23,060)
566	S&P 500 E-Mini Index	Sep. 2021	127,800,280	1,485,005
2	Yen Denominated Nikkei	Sep. 2021	258,923	(2,131)

				(438,260)

Short Positions:
151	90 Day Euro Dollar	Dec. 2021	37,672,613	(8,267)
387	2 Year U.S.Treasury Notes	Sep. 2021	85,263,961	(12,550)
3	5 Year Euro-Bobl	Sep. 2021	477,205	(38)
454	10 Year Euro-Bund	Sep. 2021	92,921,228	(647,986)
10	10 Year U.K. Gilt	Sep. 2021	15,948,066	(152,603)
391	10 Year U.S. Treasury Notes	Sep. 2021	51,807,500	(100,332)
108	10 Year U.S. Ultra Treasury Notes	Sep. 2021	15,897,938	(202,605)
3	30 Year Euro Buxl	Sep. 2021	722,975	(18,217)
65	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	12,524,688	(223,814)
41	Euro Schatz Index	Sep. 2021	5,584,740	794
77	Euro-BTP Italian Government Bond	Sep. 2021	13,824,149	(124,493)
7	Mini MSCI Emerging Markets Index	Sep. 2021	477,680	2,322
135	S&P 500 E-Mini Index	Sep. 2021	28,948,050	(260,325)

				(1,748,114)

				$(2,186,374)

Commodity Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
292	Brent Crude	Sep. 2021	$21,789,040	$886,700
44	Coffee ‘C’	Sep. 2021	2,635,875	(9,130)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Commodity Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
175	Copper	Sep. 2021	$18,764,375	$(1,086,066)
653	Corn	Sep. 2021	19,565,513	(957,094)
64	Cotton No. 2	Dec. 2021	2,716,800	(61,724)
81	Gasoline RBOB	Sep. 2021	7,564,007	134,343
183	Gold 100 OZ	Aug. 2021	32,420,280	(2,261,469)
120	Hard Red Winter Wheat	Sep. 2021	3,954,000	99,315
47	Lean Hogs	Aug. 2021	1,941,100	(288,037)
232	Live Cattle	Aug. 2021	11,388,880	312,772
19	LME Copper	Sep. 2021	4,454,075	(83,164)
19	LME Nickel	Jul. 2021	2,075,484	196,200
45	LME Nickel	Sep. 2021	4,917,780	41,094
6	LME Nickel	Dec. 2021	656,064	58,197
51	LME PRI Aluminum	Jul. 2021	3,212,363	279,422
125	LME PRI Aluminum	Sep. 2021	7,889,063	386,175
17	LME PRI Aluminum	Dec. 2021	1,068,025	81,663
31	LME Zinc	Jul. 2021	2,301,944	111,501
81	LME Zinc	Sep. 2021	6,028,425	(10,100)
9	LME Zinc	Dec. 2021	669,488	33,753
138	Low Sulphur Gas Oil	Sep. 2021	8,276,550	159,470
728	Natural Gas	Sep. 2021	26,382,720	3,575,766
71	No. 2 Soft Red Winter Wheat	Sep. 2021	2,412,225	(31,343)
77	NY Harbor ULSD	Sep. 2021	6,890,684	(258)
69	Silver	Sep. 2021	9,036,930	(641,961)
274	Soybean	Nov. 2021	19,166,300	(429,810)
190	Soybean Meal	Dec. 2021	7,252,300	(221,441)
426	Soybean Oil	Dec. 2021	16,041,456	(758,057)
245	Sugar #11 (World)	Oct. 2021	4,909,016	56,274
455	WTI Crude	Sep. 2021	33,110,350	1,653,488

				1,226,479

Short Positions:
12	British Pound Currency	Sep. 2021	1,035,375	23,445
12	Copper	Sep. 2021	1,286,700	33,766
19	LME Copper	Sep. 2021	4,454,075	(44,310)
19	LME Nickel	Jul. 2021	2,075,484	(37,782)
6	LME Nickel	Sep. 2021	655,704	(56,973)
6	LME Nickel	Dec. 2021	656,064	(20,994)
51	LME PRI Aluminum	Jul. 2021	3,212,363	(134,343)
20	LME PRI Aluminum	Sep. 2021	1,262,250	(109,259)
17	LME PRI Aluminum	Dec. 2021	1,068,025	(36,292)
31	LME Zinc	Jul. 2021	2,301,944	9,626
12	LME Zinc	Sep. 2021	893,100	(49,934)
9	LME Zinc	Dec. 2021	669,488	8,071

				(414,979)

				$811,500

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/21	BNP Paribas S.A.	AUD	356	$273,716	$266,985	$—	$(6,731)
Expiring 07/09/21	Barclays Bank PLC	AUD	300	225,621	224,996	—	(625)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/12/21	Natwest Markets PLC	AUD	2,400	$1,805,059	$1,799,997	$—	$(5,062)
Expiring 07/19/21	Citibank, N.A.	AUD	258	199,870	193,506	—	(6,364)
Expiring 07/19/21	Citibank, N.A.	AUD	225	170,741	168,755	—	(1,986)
Expiring 09/15/21	Barclays Bank PLC	AUD	39,705	30,736,489	29,786,853	—	(949,636)
Expiring 09/15/21	Barclays Bank PLC	AUD	6	4,844	4,827	—	(17)
Expiring 09/15/21	Citibank, N.A.	AUD	3,532	2,733,690	2,649,689	—	(84,001)
Expiring 09/15/21	Citibank, N.A.	AUD	3,532	2,743,200	2,649,689	—	(93,511)
Expiring 09/15/21	Citibank, N.A.	AUD	3,532	2,740,522	2,649,689	—	(90,833)
Expiring 09/15/21	Citibank, N.A.	AUD	3,532	2,735,588	2,649,688	—	(85,900)
Expiring 09/15/21	Citibank, N.A.	AUD	926	717,327	694,681	—	(22,646)
Expiring 09/15/21	Citibank, N.A.	AUD	309	235,631	231,811	—	(3,820)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	377	291,428	283,011	—	(8,417)
Brazilian Real,
Expiring 07/02/21	Goldman Sachs Bank USA	BRL	10,207	2,013,121	2,051,574	38,453	—
Expiring 07/02/21	Morgan Stanley Capital Services LLC	BRL	10,207	2,040,407	2,051,574	11,167	—
Expiring 07/19/21	Citibank, N.A.	BRL	12,410	2,215,597	2,489,981	274,384	—
Expiring 07/19/21	Goldman Sachs Bank USA	BRL	358	65,487	71,756	6,269	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	BRL	18,180	3,188,124	3,647,691	459,567	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	BRL	9,090	1,594,062	1,823,846	229,784	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	BRL	6,800	1,192,480	1,364,376	171,896	—
Expiring 09/16/21	BNP Paribas S.A.	BRL	4,073	804,175	810,997	6,822	—
British Pound,
Expiring 07/02/21	Barclays Bank PLC	GBP	157	221,231	217,179	—	(4,052)
Expiring 07/02/21	Morgan Stanley & Co. International PLC	GBP	149	206,749	206,113	—	(636)
Expiring 07/19/21	Goldman Sachs Bank USA	GBP	201	276,758	278,628	1,870	—
Expiring 09/15/21	Barclays Bank PLC	GBP	2,334	3,306,155	3,228,637	—	(77,518)
Expiring 09/15/21	Barclays Bank PLC	GBP	2,126	2,944,267	2,941,876	—	(2,391)
Expiring 09/15/21	Barclays Bank PLC	GBP	1,019	1,439,202	1,410,415	—	(28,787)
Expiring 09/15/21	Barclays Bank PLC	GBP	449	632,905	621,125	—	(11,780)
Expiring 09/15/21	Barclays Bank PLC	GBP	295	416,475	408,223	—	(8,252)
Expiring 09/15/21	Barclays Bank PLC	GBP	162	228,731	223,612	—	(5,119)
Expiring 09/15/21	Barclays Bank PLC	GBP	85	119,808	117,629	—	(2,179)
Expiring 09/15/21	Citibank, N.A.	GBP	4,343	6,010,457	6,008,715	—	(1,742)
Expiring 09/15/21	Citibank, N.A.	GBP	4	5,048	4,939	—	(109)
Expiring 09/15/21	Citibank, N.A.	GBP	4	4,953	4,848	—	(105)
Expiring 09/15/21	Citibank, N.A.	GBP	4	4,949	4,846	—	(103)
Expiring 09/15/21	Citibank, N.A.	GBP	4	5,054	4,939	—	(115)
Expiring 09/15/21	Citibank, N.A.	GBP	4	4,962	4,847	—	(115)
Expiring 09/15/21	Citibank, N.A.	GBP	4	4,956	4,847	—	(109)
Expiring 09/15/21	Citibank, N.A.	GBP	4	5,046	4,905	—	(141)
Expiring 09/15/21	Citibank, N.A.	GBP	4	5,005	4,881	—	(124)
Expiring 09/15/21	Citibank, N.A.	GBP	4	5,020	4,881	—	(139)
Expiring 09/15/21	Citibank, N.A.	GBP	4	5,033	4,906	—	(127)
Expiring 09/15/21	Citibank, N.A.	GBP	4	5,027	4,920	—	(107)
Expiring 09/15/21	Citibank, N.A.	GBP	4	5,045	4,939	—	(106)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,938	4,823	—	(115)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,878	4,774	—	(104)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,939	4,823	—	(116)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,942	4,823	—	(119)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,938	4,823	—	(115)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,888	4,775	—	(113)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,951	4,833	—	(118)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,763	4,648	—	(115)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,878	4,775	—	(103)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,930	4,823	—	(107)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 09/15/21	Citibank, N.A.	GBP	3	$4,928	$4,823	$—	$(105)
Expiring 09/15/21	Citibank, N.A.	GBP	3	4,882	4,774	—	(108)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	2,117	2,922,402	2,929,232	6,830	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	1,075	1,523,107	1,487,063	—	(36,044)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	40	56,224	54,840	—	(1,384)
Expiring 09/16/21	Barclays Bank PLC	GBP	93	131,563	129,251	—	(2,312)
Expiring 09/16/21	BNP Paribas S.A.	GBP	836	1,177,323	1,156,619	—	(20,704)
Expiring 09/16/21	Goldman Sachs International	GBP	42	58,523	57,478	—	(1,045)
Expiring 09/16/21	JPMorgan Chase Bank, N.A.	GBP	50	70,758	69,505	—	(1,253)
Expiring 09/16/21	UBS AG	GBP	848	1,178,779	1,173,526	—	(5,253)
Expiring 09/16/21	UBS AG	GBP	357	502,548	493,812	—	(8,736)
Canadian Dollar,
Expiring 07/02/21	BNP Paribas S.A.	CAD	338	280,571	272,668	—	(7,903)
Expiring 07/02/21	Goldman Sachs Bank USA	CAD	449	372,250	362,213	—	(10,037)
Expiring 07/09/21	Goldman Sachs Bank USA	CAD	245	197,919	197,658	—	(261)
Expiring 07/19/21	Citibank, N.A.	CAD	1,930	1,541,952	1,556,935	14,983	—
Expiring 07/19/21	Citibank, N.A.	CAD	797	636,582	643,178	6,596	—
Expiring 07/19/21	Citibank, N.A.	CAD	10	7,984	8,067	83	—
Expiring 09/15/21	Barclays Bank PLC	CAD	40,198	33,193,041	32,427,344	—	(765,697)
Expiring 09/15/21	Barclays Bank PLC	CAD	3,286	2,650,611	2,650,707	96	—
Expiring 09/15/21	Barclays Bank PLC	CAD	648	536,032	522,862	—	(13,170)
Expiring 09/15/21	Barclays Bank PLC	CAD	87	69,611	69,888	277	—
Expiring 09/15/21	Citibank, N.A.	CAD	1,830	1,475,733	1,476,235	502	—
Expiring 09/15/21	Citibank, N.A.	CAD	1,537	1,274,973	1,239,876	—	(35,097)
Expiring 09/15/21	Citibank, N.A.	CAD	992	820,890	800,233	—	(20,657)
Expiring 09/15/21	Citibank, N.A.	CAD	692	557,205	558,227	1,022	—
Expiring 09/15/21	Citibank, N.A.	CAD	329	273,302	265,400	—	(7,902)
Expiring 09/15/21	Citibank, N.A.	CAD	312	258,181	251,686	—	(6,495)
Expiring 09/15/21	Citibank, N.A.	CAD	310	251,487	250,073	—	(1,414)
Expiring 09/15/21	Citibank, N.A.	CAD	305	252,759	246,039	—	(6,720)
Expiring 09/15/21	Citibank, N.A.	CAD	233	193,295	188,137	—	(5,158)
Expiring 09/15/21	Citibank, N.A.	CAD	233	193,446	188,138	—	(5,308)
Expiring 09/15/21	Citibank, N.A.	CAD	233	193,162	188,138	—	(5,024)
Expiring 09/15/21	Citibank, N.A.	CAD	233	193,090	188,138	—	(4,952)
Expiring 09/15/21	Citibank, N.A.	CAD	233	193,150	188,138	—	(5,012)
Expiring 09/15/21	Citibank, N.A.	CAD	233	192,541	188,137	—	(4,404)
Expiring 09/15/21	Citibank, N.A.	CAD	233	193,037	188,138	—	(4,899)
Expiring 09/15/21	Citibank, N.A.	CAD	233	192,701	188,138	—	(4,563)
Expiring 09/15/21	Citibank, N.A.	CAD	232	192,333	187,201	—	(5,132)
Expiring 09/15/21	Citibank, N.A.	CAD	232	192,301	187,201	—	(5,100)
Expiring 09/15/21	Citibank, N.A.	CAD	232	191,674	187,202	—	(4,472)
Expiring 09/15/21	Citibank, N.A.	CAD	232	191,610	187,202	—	(4,408)
Expiring 09/15/21	Citibank, N.A.	CAD	230	190,340	185,329	—	(5,011)
Expiring 09/15/21	Citibank, N.A.	CAD	230	190,151	185,330	—	(4,821)
Expiring 09/15/21	Citibank, N.A.	CAD	230	189,599	185,330	—	(4,269)
Expiring 09/15/21	Citibank, N.A.	CAD	230	189,939	185,330	—	(4,609)
Expiring 09/15/21	Citibank, N.A.	CAD	162	133,727	130,683	—	(3,044)
Expiring 09/15/21	Citibank, N.A.	CAD	32	26,464	25,814	—	(650)
Expiring 09/15/21	Citibank, N.A.	CAD	1	820	807	—	(13)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	31,000	25,730,845	25,007,285	—	(723,560)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	17,386	14,101,197	14,025,229	—	(75,968)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	8,088	6,715,114	6,524,304	—	(190,810)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	4,162	3,437,240	3,357,138	—	(80,102)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,273	1,052,287	1,027,060	—	(25,227)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	602	497,791	485,870	—	(11,921)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	381	$314,536	$307,308	$—	$(7,228)
Chilean Peso,
Expiring 07/19/21	Goldman Sachs Bank USA	CLP	943,359	1,310,039	1,283,932	—	(26,107)
Expiring 09/16/21	BNP Paribas S.A.	CLP	11,313	15,664	15,372	—	(292)
Chinese Renminbi,
Expiring 07/19/21	Citibank, N.A.	CNH	46,650	7,074,184	7,202,408	128,224	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	CNH	9,230	1,428,682	1,425,042	—	(3,640)
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	30,391	4,281,431	4,684,332	402,901	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	1,736	244,290	267,578	23,288	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	1,324	187,437	204,145	16,708	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	501	72,136	77,265	5,129	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	318	47,565	49,087	1,522	—
Expiring 10/19/21	Citibank, N.A.	CNH	36,836	5,650,820	5,650,640	—	(180)
Colombian Peso,
Expiring 07/09/21	Goldman Sachs Bank USA	COP	377,620	104,286	100,575	—	(3,711)
Expiring 07/09/21	Morgan Stanley Capital Services LLC	COP	1,320,220	365,004	351,628	—	(13,376)
Expiring 07/19/21	Goldman Sachs Bank USA	COP	2,536,630	694,682	675,288	—	(19,394)
Expiring 08/19/21	Goldman Sachs Bank USA	COP	1,833,629	497,525	487,425	—	(10,100)
Expiring 09/16/21	BNP Paribas S.A.	COP	19,622	5,434	5,207	—	(227)
Danish Krone,
Expiring 07/01/21	Citibank, N.A.	DKK	1,565	248,826	249,556	730	—
Expiring 07/01/21	Goldman Sachs Bank USA	DKK	805	131,745	128,366	—	(3,379)
Expiring 07/01/21	Morgan Stanley & Co. International PLC	DKK	755	123,564	120,393	—	(3,171)
Expiring 07/09/21	Barclays Bank PLC	DKK	18,475	2,976,600	2,946,472	—	(30,128)
Expiring 07/09/21	Citibank, N.A.	DKK	6,465	1,041,751	1,031,065	—	(10,686)
Expiring 07/09/21	HSBC Bank USA, N.A.	DKK	640	105,631	102,070	—	(3,561)
Expiring 07/09/21	HSBC Bank USA, N.A.	DKK	640	102,522	102,070	—	(452)
Expiring 07/09/21	Morgan Stanley & Co. International PLC	DKK	23,100	3,722,132	3,684,086	—	(38,046)
Expiring 09/15/21	Citibank, N.A.	DKK	2,115	347,697	337,754	—	(9,943)
Expiring 09/15/21	Citibank, N.A.	DKK	418	68,270	66,752	—	(1,518)
Expiring 09/15/21	Citibank, N.A.	DKK	386	63,434	61,641	—	(1,793)
Expiring 09/15/21	Citibank, N.A.	DKK	5	816	798	—	(18)
Euro,
Expiring 07/02/21	BNP Paribas S.A.	EUR	133	158,801	157,711	—	(1,090)
Expiring 07/02/21	Goldman Sachs Bank USA	EUR	94	113,937	111,465	—	(2,472)
Expiring 07/02/21	Goldman Sachs Bank USA	EUR	94	114,349	111,465	—	(2,884)
Expiring 07/02/21	HSBC Bank USA, N.A.	EUR	87	103,896	103,165	—	(731)
Expiring 07/02/21	Morgan Stanley & Co. International PLC	EUR	99	120,518	117,394	—	(3,124)
Expiring 07/19/21	BNP Paribas S.A.	EUR	518	620,859	614,462	—	(6,397)
Expiring 07/19/21	BNP Paribas S.A.	EUR	328	394,087	389,080	—	(5,007)
Expiring 07/19/21	Citibank, N.A.	EUR	1,120	1,354,309	1,328,567	—	(25,742)
Expiring 07/19/21	Citibank, N.A.	EUR	955	1,163,734	1,132,840	—	(30,894)
Expiring 07/19/21	Citibank, N.A.	EUR	603	720,625	715,290	—	(5,335)
Expiring 07/19/21	Citibank, N.A.	EUR	577	699,337	684,449	—	(14,888)
Expiring 07/19/21	Citibank, N.A.	EUR	333	396,610	395,011	—	(1,599)
Expiring 07/19/21	Goldman Sachs Bank USA	EUR	809	981,726	959,652	—	(22,074)
Expiring 09/15/21	Barclays Bank PLC	EUR	33,501	40,843,749	39,786,615	—	(1,057,134)
Expiring 09/15/21	Barclays Bank PLC	EUR	27,238	32,533,268	32,349,238	—	(184,030)
Expiring 09/15/21	Barclays Bank PLC	EUR	574	700,185	681,855	—	(18,330)
Expiring 09/15/21	Barclays Bank PLC	EUR	331	395,680	392,716	—	(2,964)
Expiring 09/15/21	Barclays Bank PLC	EUR	240	292,619	284,992	—	(7,627)
Expiring 09/15/21	Barclays Bank PLC	EUR	237	283,400	280,942	—	(2,458)
Expiring 09/15/21	Barclays Bank PLC	EUR	234	283,986	277,626	—	(6,360)
Expiring 09/15/21	Barclays Bank PLC	EUR	209	255,623	248,176	—	(7,447)
Expiring 09/15/21	Barclays Bank PLC	EUR	161	195,910	191,562	—	(4,348)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/15/21	Barclays Bank PLC	EUR	112	$136,261	$132,556	$—	$(3,705)
Expiring 09/15/21	Barclays Bank PLC	EUR	85	102,966	100,658	—	(2,308)
Expiring 09/15/21	Citibank, N.A.	EUR	1,684	2,009,106	1,999,969	—	(9,137)
Expiring 09/15/21	Citibank, N.A.	EUR	361	441,823	428,361	—	(13,462)
Expiring 09/15/21	Citibank, N.A.	EUR	358	427,965	425,172	—	(2,793)
Expiring 09/15/21	Citibank, N.A.	EUR	349	426,312	413,945	—	(12,367)
Expiring 09/15/21	Citibank, N.A.	EUR	349	426,017	413,943	—	(12,074)
Expiring 09/15/21	Citibank, N.A.	EUR	349	426,927	413,945	—	(12,982)
Expiring 09/15/21	Citibank, N.A.	EUR	349	427,245	413,944	—	(13,301)
Expiring 09/15/21	Citibank, N.A.	EUR	349	428,009	413,944	—	(14,065)
Expiring 09/15/21	Citibank, N.A.	EUR	349	428,225	413,944	—	(14,281)
Expiring 09/15/21	Citibank, N.A.	EUR	349	427,451	413,945	—	(13,506)
Expiring 09/15/21	Citibank, N.A.	EUR	349	427,694	413,943	—	(13,751)
Expiring 09/15/21	Citibank, N.A.	EUR	349	426,434	413,945	—	(12,489)
Expiring 09/15/21	Citibank, N.A.	EUR	349	426,104	413,943	—	(12,161)
Expiring 09/15/21	Citibank, N.A.	EUR	349	425,944	413,944	—	(12,000)
Expiring 09/15/21	Citibank, N.A.	EUR	349	425,919	413,945	—	(11,974)
Expiring 09/15/21	Citibank, N.A.	EUR	349	426,524	413,945	—	(12,579)
Expiring 09/15/21	Citibank, N.A.	EUR	349	426,659	413,943	—	(12,716)
Expiring 09/15/21	Citibank, N.A.	EUR	349	427,257	414,521	—	(12,736)
Expiring 09/15/21	Citibank, N.A.	EUR	347	423,567	411,886	—	(11,681)
Expiring 09/15/21	Citibank, N.A.	EUR	347	424,917	411,885	—	(13,032)
Expiring 09/15/21	Citibank, N.A.	EUR	347	425,673	411,884	—	(13,789)
Expiring 09/15/21	Citibank, N.A.	EUR	347	425,289	411,886	—	(13,403)
Expiring 09/15/21	Citibank, N.A.	EUR	347	423,803	411,884	—	(11,919)
Expiring 09/15/21	Citibank, N.A.	EUR	347	423,414	411,886	—	(11,528)
Expiring 09/15/21	Citibank, N.A.	EUR	347	424,802	411,885	—	(12,917)
Expiring 09/15/21	Citibank, N.A.	EUR	346	422,630	410,376	—	(12,254)
Expiring 09/15/21	Citibank, N.A.	EUR	343	419,446	407,765	—	(11,681)
Expiring 09/15/21	Citibank, N.A.	EUR	343	420,368	407,766	—	(12,602)
Expiring 09/15/21	Citibank, N.A.	EUR	343	421,796	407,767	—	(14,029)
Expiring 09/15/21	Citibank, N.A.	EUR	343	420,627	407,766	—	(12,861)
Expiring 09/15/21	Citibank, N.A.	EUR	343	419,632	407,767	—	(11,865)
Expiring 09/15/21	Citibank, N.A.	EUR	343	418,850	407,766	—	(11,084)
Expiring 09/15/21	Citibank, N.A.	EUR	343	420,470	407,766	—	(12,704)
Expiring 09/15/21	Citibank, N.A.	EUR	332	405,979	394,283	—	(11,696)
Expiring 09/15/21	Citibank, N.A.	EUR	179	213,357	212,586	—	(771)
Expiring 09/15/21	Citibank, N.A.	EUR	98	119,598	116,388	—	(3,210)
Expiring 09/15/21	Citibank, N.A.	EUR	8	9,764	9,501	—	(263)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	32,883	40,117,018	39,053,372	—	(1,063,646)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	895	1,063,617	1,062,687	—	(930)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	251	299,060	297,820	—	(1,240)
Expiring 09/16/21	BNP Paribas S.A.	EUR	482	572,351	572,639	288	—
Indian Rupee,
Expiring 07/19/21	Citibank, N.A.	INR	173,851	2,337,495	2,333,127	—	(4,368)
Indonesian Rupiah,
Expiring 07/09/21	Morgan Stanley & Co. International PLC	IDR	8,807,448	605,931	604,588	—	(1,343)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	IDR	6,252,422	433,095	428,565	—	(4,530)
Israeli Shekel,
Expiring 07/09/21	BNP Paribas S.A.	ILS	642	198,396	196,945	—	(1,451)
Expiring 07/09/21	Citibank, N.A.	ILS	5,219	1,614,662	1,600,932	—	(13,730)
Expiring 07/09/21	Citibank, N.A.	ILS	4,101	1,267,561	1,258,054	—	(9,507)
Expiring 07/09/21	Citibank, N.A.	ILS	3,000	928,949	920,397	—	(8,552)
Expiring 07/09/21	Citibank, N.A.	ILS	300	92,931	92,016	—	(915)
Expiring 07/09/21	HSBC Bank USA, N.A.	ILS	658	203,360	201,931	—	(1,429)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 07/09/21	JPMorgan Chase Bank, N.A.	ILS	3,589	$1,110,757	$1,100,933	$—	$(9,824)
Japanese Yen,
Expiring 07/02/21	Morgan Stanley & Co. International PLC	JPY	24,000	218,953	216,035	—	(2,918)
Expiring 07/19/21	Morgan Stanley Capital Services LLC	JPY	402,244	3,660,355	3,621,274	—	(39,081)
Expiring 09/15/21	Barclays Bank PLC	JPY	3,431,563	31,384,477	30,908,759	—	(475,718)
Expiring 09/15/21	Barclays Bank PLC	JPY	57,083	516,726	514,156	—	(2,570)
Expiring 09/15/21	Barclays Bank PLC	JPY	22,598	206,029	203,543	—	(2,486)
Expiring 09/15/21	Citibank, N.A.	JPY	718,055	6,582,536	6,467,664	—	(114,872)
Expiring 09/15/21	Citibank, N.A.	JPY	718,055	6,597,517	6,467,664	—	(129,853)
Expiring 09/15/21	Citibank, N.A.	JPY	718,055	6,609,633	6,467,664	—	(141,969)
Expiring 09/15/21	Citibank, N.A.	JPY	718,055	6,581,517	6,467,664	—	(113,853)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	108,634	994,941	978,489	—	(16,452)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	70,052	635,468	630,975	—	(4,493)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	30,352	277,437	273,389	—	(4,048)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	30,119	273,474	271,285	—	(2,189)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	29,353	268,450	264,387	—	(4,063)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	1,415	12,883	12,749	—	(134)
Expiring 09/16/21	BNP Paribas S.A.	JPY	139,216	1,260,389	1,253,957	—	(6,432)
Expiring 09/16/21	BNP Paribas S.A.	JPY	116,016	1,054,219	1,044,987	—	(9,232)
Expiring 09/16/21	UBS AG	JPY	109,968	999,463	990,512	—	(8,951)
Malaysian Ringgit,
Expiring 07/09/21	BNP Paribas S.A.	MYR	2,484	593,945	597,909	3,964	—
Mexican Peso,
Expiring 07/09/21	BNP Paribas S.A.	MXN	370	17,672	18,540	868	—
Expiring 07/09/21	HSBC Bank USA, N.A.	MXN	11,532	548,381	577,867	29,486	—
Expiring 07/09/21	HSBC Bank USA, N.A.	MXN	11,532	558,841	577,868	19,027	—
Expiring 07/19/21	BNP Paribas S.A.	MXN	2,538	128,331	127,023	—	(1,308)
Expiring 07/19/21	Citibank, N.A.	MXN	6,210	313,007	310,801	—	(2,206)
Expiring 07/19/21	Morgan Stanley Capital Services LLC	MXN	33,604	1,670,300	1,681,843	11,543	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	MXN	15,295	765,303	765,492	189	—
Expiring 08/19/21	Morgan Stanley Capital Services LLC	MXN	12,096	603,000	603,102	102	—
Expiring 09/17/21	BNP Paribas S.A.	MXN	18,921	936,525	939,767	3,242	—
Expiring 09/17/21	UBS AG	MXN	11,638	582,255	578,020	—	(4,235)
New Taiwanese Dollar,
Expiring 07/19/21	Citibank, N.A.	TWD	79,805	2,893,530	2,861,651	—	(31,879)
New Zealand Dollar,
Expiring 09/15/21	Barclays Bank PLC	NZD	1,676	1,174,141	1,171,322	—	(2,819)
Expiring 09/15/21	Barclays Bank PLC	NZD	353	246,391	246,463	72	—
Expiring 09/15/21	Citibank, N.A.	NZD	14,285	9,928,255	9,982,858	54,603	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	71,708	51,643,934	50,112,315	—	(1,531,619)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	2,462	1,719,343	1,720,722	1,379	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	1,449	1,042,199	1,012,357	—	(29,842)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	1,376	979,685	961,820	—	(17,865)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	642	458,985	448,883	—	(10,102)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	559	398,233	390,902	—	(7,331)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	7	5,069	4,938	—	(131)
Norwegian Krone,
Expiring 07/02/21	Citibank, N.A.	NOK	9,108	1,090,363	1,057,774	—	(32,589)
Expiring 07/19/21	Goldman Sachs Bank USA	NOK	5,949	710,769	691,010	—	(19,759)
Expiring 07/19/21	Morgan Stanley Capital Services LLC	NOK	287	33,861	33,378	—	(483)
Expiring 09/15/21	Barclays Bank PLC	NOK	14,594	1,707,244	1,695,536	—	(11,708)
Expiring 09/15/21	Barclays Bank PLC	NOK	8,198	964,572	952,370	—	(12,202)
Expiring 09/15/21	Citibank, N.A.	NOK	84,960	9,804,091	9,870,485	66,394	—
Expiring 09/15/21	Citibank, N.A.	NOK	711	82,912	82,602	—	(310)
Expiring 09/15/21	Citibank, N.A.	NOK	73	8,752	8,481	—	(271)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 09/15/21	Citibank, N.A.	NOK	8	$960	$929	$—	$(31)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	348,325	41,746,560	40,467,703	—	(1,278,857)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	101,506	11,948,841	11,792,741	—	(156,100)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	40,973	4,724,663	4,760,174	35,511	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	30,867	3,585,012	3,586,103	1,091	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	25,690	3,028,970	2,984,622	—	(44,348)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	14,658	1,771,144	1,702,972	—	(68,172)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	14,347	1,734,289	1,666,837	—	(67,452)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	14,126	1,710,936	1,641,176	—	(69,760)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	14,040	1,635,740	1,631,187	—	(4,553)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	12,162	1,429,480	1,412,918	—	(16,562)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	11,348	1,359,550	1,318,414	—	(41,136)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	7,457	901,882	866,320	—	(35,562)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	3,574	430,314	415,219	—	(15,095)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	1,537	184,842	178,577	—	(6,265)
Peruvian Nuevo Sol,
Expiring 07/09/21	Citibank, N.A.	PEN	4,727	1,189,223	1,228,506	39,283	—
Expiring 07/09/21	Citibank, N.A.	PEN	1,581	397,557	410,999	13,442	—
Expiring 07/09/21	Citibank, N.A.	PEN	804	202,957	209,065	6,108	—
Expiring 07/09/21	Goldman Sachs Bank USA	PEN	499	133,091	129,653	—	(3,438)
Expiring 07/09/21	Goldman Sachs Bank USA	PEN	499	125,319	129,652	4,333	—
Expiring 07/09/21	Goldman Sachs Bank USA	PEN	241	60,805	62,664	1,859	—
Expiring 07/09/21	HSBC Bank USA, N.A.	PEN	481	129,980	124,944	—	(5,036)
Expiring 07/09/21	HSBC Bank USA, N.A.	PEN	481	120,751	124,944	4,193	—
Polish Zloty,
Expiring 07/09/21	Goldman Sachs Bank USA	PLN	7	1,856	1,845	—	(11)
Expiring 07/09/21	Goldman Sachs Bank USA	PLN	7	1,853	1,845	—	(8)
Russian Ruble,
Expiring 07/09/21	Citibank, N.A.	RUB	6,131	84,676	83,735	—	(941)
Expiring 07/09/21	Citibank, N.A.	RUB	6,131	81,579	83,734	2,155	—
Expiring 07/09/21	Citibank, N.A.	RUB	3,896	53,810	53,211	—	(599)
Expiring 07/09/21	Citibank, N.A.	RUB	3,896	50,440	53,210	2,770	—
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	26,708	368,804	364,761	—	(4,043)
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	26,708	364,001	364,761	760	—
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	8,565	118,266	116,971	—	(1,295)
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	8,565	114,307	116,971	2,664	—
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	7,810	107,843	106,662	—	(1,181)
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	7,810	101,198	106,663	5,465	—
Expiring 07/09/21	HSBC Bank USA, N.A.	RUB	12,012	165,896	164,055	—	(1,841)
Expiring 07/09/21	HSBC Bank USA, N.A.	RUB	6,893	91,343	94,138	2,795	—
Expiring 07/09/21	HSBC Bank USA, N.A.	RUB	5,119	68,144	69,917	1,773	—
Expiring 07/09/21	Morgan Stanley & Co. International PLC	RUB	3,141	43,379	42,904	—	(475)
Expiring 07/09/21	Morgan Stanley & Co. International PLC	RUB	3,141	41,005	42,903	1,898	—
Expiring 07/09/21	UBS AG	RUB	11,861	163,798	161,984	—	(1,814)
Expiring 07/09/21	UBS AG	RUB	8,475	110,509	115,741	5,232	—
Expiring 07/09/21	UBS AG	RUB	3,386	44,166	46,243	2,077	—
Expiring 07/16/21	Goldman Sachs Bank USA	RUB	39,140	506,870	533,866	26,996	—
Expiring 07/16/21	Goldman Sachs Bank USA	RUB	10,960	142,008	149,494	7,486	—
Expiring 07/19/21	Goldman Sachs Bank USA	RUB	118,450	1,615,987	1,614,765	—	(1,222)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	RUB	41,880	554,548	570,927	16,379	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	RUB	93,264	1,260,581	1,271,417	10,836	—
Expiring 08/04/21	Goldman Sachs Bank USA	RUB	40,790	537,582	554,560	16,978	—
Expiring 08/09/21	Goldman Sachs Bank USA	RUB	16,870	224,214	229,207	4,993	—
Expiring 10/01/21	Citibank, N.A.	RUB	20,555	277,769	277,010	—	(759)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/15/21	Barclays Bank PLC	SGD	40,922	$30,912,618	$30,431,589	$—	$(481,029)
Expiring 09/15/21	Barclays Bank PLC	SGD	497	369,189	369,635	446	—
Expiring 09/15/21	Barclays Bank PLC	SGD	462	348,686	343,906	—	(4,780)
Expiring 09/15/21	Barclays Bank PLC	SGD	234	176,230	174,041	—	(2,189)
Expiring 09/15/21	Citibank, N.A.	SGD	514	382,317	382,237	—	(80)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	4,347	3,232,717	3,232,931	214	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	3,208	2,383,238	2,385,682	2,444	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	1,785	1,328,317	1,327,413	—	(904)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	770	582,093	572,322	—	(9,771)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	488	364,206	363,166	—	(1,040)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	457	340,121	339,539	—	(582)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	412	305,873	306,052	179	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	364	270,274	270,392	118	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	343	258,293	254,827	—	(3,466)
Expiring 09/16/21	BNP Paribas S.A.	SGD	18	13,300	13,129	—	(171)
South African Rand,
Expiring 07/19/21	Citibank, N.A.	ZAR	214	14,566	14,980	414	—
Expiring 09/16/21	UBS AG	ZAR	48	3,415	3,305	—	(110)
South Korean Won,
Expiring 07/09/21	HSBC Bank USA, N.A.	KRW	1,724,926	1,519,893	1,526,497	6,604	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	KRW	1,788,361	1,578,151	1,582,561	4,410	—
Expiring 09/16/21	BNP Paribas S.A.	KRW	5,492	4,923	4,859	—	(64)
Swedish Krona,
Expiring 09/15/21	Barclays Bank PLC	SEK	253,899	29,997,264	29,689,003	—	(308,261)
Expiring 09/15/21	Barclays Bank PLC	SEK	53,156	6,167,460	6,215,698	48,238	—
Expiring 09/15/21	Barclays Bank PLC	SEK	21,777	2,638,164	2,546,462	—	(91,702)
Expiring 09/15/21	Barclays Bank PLC	SEK	20,135	2,425,591	2,354,393	—	(71,198)
Expiring 09/15/21	Barclays Bank PLC	SEK	16,349	1,964,430	1,911,699	—	(52,731)
Expiring 09/15/21	Citibank, N.A.	SEK	6,672	782,165	780,173	—	(1,992)
Expiring 09/15/21	Citibank, N.A.	SEK	1,363	163,382	159,368	—	(4,014)
Expiring 09/15/21	Citibank, N.A.	SEK	1,363	163,819	159,368	—	(4,451)
Expiring 09/15/21	Citibank, N.A.	SEK	1,356	162,433	158,575	—	(3,858)
Expiring 09/15/21	Citibank, N.A.	SEK	1,343	161,241	156,989	—	(4,252)
Expiring 09/15/21	Citibank, N.A.	SEK	1,090	131,621	127,495	—	(4,126)
Expiring 09/15/21	Citibank, N.A.	SEK	1,090	131,557	127,494	—	(4,063)
Expiring 09/15/21	Citibank, N.A.	SEK	1,085	131,090	126,860	—	(4,230)
Expiring 09/15/21	Citibank, N.A.	SEK	1,085	130,879	126,860	—	(4,019)
Expiring 09/15/21	Citibank, N.A.	SEK	1,074	129,538	125,591	—	(3,947)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	470,926	57,069,686	55,066,528	—	(2,003,158)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	44,543	5,389,240	5,208,469	—	(180,771)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	33,551	3,937,121	3,923,174	—	(13,947)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	25,267	3,066,585	2,954,554	—	(112,031)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	25,135	2,943,334	2,939,042	—	(4,292)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	24,649	2,983,612	2,882,288	—	(101,324)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	9,495	1,149,361	1,110,266	—	(39,095)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	6,886	835,158	805,204	—	(29,954)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	2,980	357,990	348,427	—	(9,563)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	1,901	223,228	222,242	—	(986)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	1,283	153,534	150,057	—	(3,477)
Swiss Franc,
Expiring 09/15/21	Barclays Bank PLC	CHF	16,969	18,914,833	18,377,213	—	(537,620)
Expiring 09/15/21	Barclays Bank PLC	CHF	3,246	3,547,410	3,515,158	—	(32,252)
Expiring 09/15/21	Barclays Bank PLC	CHF	3,240	3,537,829	3,509,024	—	(28,805)
Expiring 09/15/21	Barclays Bank PLC	CHF	2,990	3,256,717	3,238,530	—	(18,187)
Expiring 09/15/21	Barclays Bank PLC	CHF	1,229	1,344,901	1,331,219	—	(13,682)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 09/15/21	Citibank, N.A.	CHF	18,280	$19,888,447	$19,797,155	$—	$(91,292)
Expiring 09/15/21	Citibank, N.A.	CHF	3,999	4,366,666	4,330,899	—	(35,767)
Expiring 09/15/21	Citibank, N.A.	CHF	979	1,090,759	1,060,253	—	(30,506)
Expiring 09/15/21	Citibank, N.A.	CHF	445	493,105	481,933	—	(11,172)
Expiring 09/15/21	Citibank, N.A.	CHF	131	142,914	141,873	—	(1,041)
Expiring 09/15/21	Citibank, N.A.	CHF	38	41,938	40,883	—	(1,055)
Expiring 09/15/21	Citibank, N.A.	CHF	38	42,245	40,883	—	(1,362)
Expiring 09/15/21	Citibank, N.A.	CHF	38	42,312	40,883	—	(1,429)
Expiring 09/15/21	Citibank, N.A.	CHF	38	42,284	40,883	—	(1,401)
Expiring 09/15/21	Citibank, N.A.	CHF	38	42,170	40,883	—	(1,287)
Expiring 09/15/21	Citibank, N.A.	CHF	38	42,204	40,883	—	(1,321)
Expiring 09/15/21	Citibank, N.A.	CHF	38	42,137	40,883	—	(1,254)
Expiring 09/15/21	Citibank, N.A.	CHF	38	42,133	40,883	—	(1,250)
Expiring 09/15/21	Citibank, N.A.	CHF	2	2,228	2,166	—	(62)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	3,184	3,554,228	3,448,740	—	(105,488)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	1,968	2,130,574	2,131,515	941	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	1,912	2,079,375	2,070,926	—	(8,449)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	1,469	1,602,335	1,591,037	—	(11,298)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	1,277	1,391,192	1,382,613	—	(8,579)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	765	856,836	828,815	—	(28,021)
Expiring 09/16/21	BNP Paribas S.A.	CHF	1,061	1,157,216	1,148,963	—	(8,253)
Expiring 09/16/21	BNP Paribas S.A.	CHF	575	640,353	622,312	—	(18,041)
Expiring 09/16/21	Goldman Sachs International	CHF	20	21,922	21,275	—	(647)
Expiring 09/16/21	UBS AG	CHF	1,131	1,260,690	1,224,441	—	(36,249)
Thai Baht,
Expiring 09/16/21	Citibank, N.A.	THB	158	5,066	4,928	—	(138)

				$848,087,528	$834,350,518	2,281,345	(16,018,355)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/21	Citibank, N.A.	AUD	49	$37,899	$36,748	$1,151	$—
Expiring 07/09/21	Barclays Bank PLC	AUD	300	231,863	224,996	6,867	—
Expiring 07/09/21	Barclays Bank PLC	AUD	300	225,556	224,996	560	—
Expiring 07/09/21	Natwest Markets PLC	AUD	2,400	1,804,567	1,799,970	4,597	—
Expiring 07/12/21	Natwest Markets PLC	AUD	2,400	1,827,835	1,799,997	27,838	—
Expiring 07/19/21	Citibank, N.A.	AUD	1,552	1,188,112	1,164,191	23,921	—
Expiring 07/19/21	Citibank, N.A.	AUD	235	179,240	176,256	2,984	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	AUD	691	536,271	518,268	18,003	—
Expiring 09/15/21	Barclays Bank PLC	AUD	38,287	28,995,715	28,722,964	272,751	—
Expiring 09/15/21	Barclays Bank PLC	AUD	3,435	2,656,362	2,577,020	79,342	—
Expiring 09/15/21	Barclays Bank PLC	AUD	3,240	2,428,672	2,430,494	—	(1,822)
Expiring 09/15/21	Barclays Bank PLC	AUD	2,923	2,266,182	2,192,528	73,654	—
Expiring 09/15/21	Barclays Bank PLC	AUD	2,590	1,997,846	1,942,970	54,876	—
Expiring 09/15/21	Barclays Bank PLC	AUD	2,236	1,721,194	1,677,170	44,024	—
Expiring 09/15/21	Barclays Bank PLC	AUD	2,132	1,610,036	1,599,277	10,759	—
Expiring 09/15/21	Barclays Bank PLC	AUD	1,212	923,199	909,359	13,840	—
Expiring 09/15/21	Barclays Bank PLC	AUD	851	643,657	638,448	5,209	—
Expiring 09/15/21	Barclays Bank PLC	AUD	174	131,990	130,501	1,489	—
Expiring 09/15/21	Citibank, N.A.	AUD	15,363	11,533,913	11,525,245	8,668	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	70,688	54,746,794	53,029,782	1,717,012	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	22,708	17,615,702	17,035,099	580,603	—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	4,700	$3,597,798	$3,525,859	$71,939	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	4,093	3,166,275	3,070,702	95,573	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	2,498	1,879,469	1,874,020	5,449	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	2,317	1,748,019	1,737,841	10,178	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	2,254	1,743,914	1,690,707	53,207	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	1,973	1,527,981	1,479,777	48,204	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	1,813	1,396,736	1,359,883	36,853	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	903	700,503	677,232	23,271	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	364	273,326	272,821	505	—
Brazilian Real,
Expiring 07/02/21	Goldman Sachs Bank USA	BRL	10,207	2,040,407	2,051,574	—	(11,167)
Expiring 07/02/21	Morgan Stanley Capital Services LLC	BRL	10,207	2,016,220	2,051,574	—	(35,354)
Expiring 07/19/21	Goldman Sachs Bank USA	BRL	10,207	2,010,088	2,047,868	—	(37,780)
Expiring 07/19/21	Goldman Sachs Bank USA	BRL	7,010	1,396,414	1,406,508	—	(10,094)
Expiring 07/19/21	Goldman Sachs Bank USA	BRL	3,861	745,712	774,683	—	(28,971)
Expiring 07/19/21	Goldman Sachs Bank USA	BRL	2,646	515,496	530,951	—	(15,455)
Expiring 09/16/21	BNP Paribas S.A.	BRL	19,991	3,897,858	3,980,879	—	(83,021)
Expiring 09/16/21	BNP Paribas S.A.	BRL	12,296	2,462,878	2,448,508	14,370	—
British Pound,
Expiring 07/02/21	Goldman Sachs Bank USA	GBP	9,881	13,968,469	13,667,919	300,550	—
Expiring 07/02/21	Standard Chartered Bank, London	GBP	46	65,040	63,632	1,408	—
Expiring 07/19/21	Goldman Sachs Bank USA	GBP	53	73,797	73,319	478	—
Expiring 08/03/21	The Toronto-Dominion Bank	GBP	178	246,291	246,087	204	—
Expiring 09/15/21	Barclays Bank PLC	GBP	16,024	22,709,747	22,169,228	540,519	—
Expiring 09/15/21	Barclays Bank PLC	GBP	15,557	21,645,599	21,523,042	122,557	—
Expiring 09/15/21	Barclays Bank PLC	GBP	2,040	2,833,506	2,822,474	11,032	—
Expiring 09/15/21	Barclays Bank PLC	GBP	1,933	2,701,540	2,674,726	26,814	—
Expiring 09/15/21	Barclays Bank PLC	GBP	924	1,302,924	1,277,752	25,172	—
Expiring 09/15/21	Barclays Bank PLC	GBP	880	1,242,793	1,217,715	25,078	—
Expiring 09/15/21	Barclays Bank PLC	GBP	829	1,154,532	1,147,494	7,038	—
Expiring 09/15/21	Barclays Bank PLC	GBP	2	3,358	3,281	77	—
Expiring 09/15/21	Citibank, N.A.	GBP	360	508,659	497,805	10,854	—
Expiring 09/15/21	Citibank, N.A.	GBP	355	502,455	490,485	11,970	—
Expiring 09/15/21	Citibank, N.A.	GBP	355	503,157	490,483	12,674	—
Expiring 09/15/21	Citibank, N.A.	GBP	349	495,095	483,164	11,931	—
Expiring 09/15/21	Citibank, N.A.	GBP	349	494,069	483,164	10,905	—
Expiring 09/15/21	Citibank, N.A.	GBP	349	493,585	483,162	10,423	—
Expiring 09/15/21	Citibank, N.A.	GBP	266	376,726	367,862	8,864	—
Expiring 09/15/21	Citibank, N.A.	GBP	266	376,642	367,863	8,779	—
Expiring 09/15/21	Citibank, N.A.	GBP	266	376,944	367,864	9,080	—
Expiring 09/15/21	Citibank, N.A.	GBP	266	376,100	367,863	8,237	—
Expiring 09/15/21	Citibank, N.A.	GBP	265	374,001	366,033	7,968	—
Expiring 09/15/21	Citibank, N.A.	GBP	265	374,524	366,032	8,492	—
Expiring 09/15/21	Citibank, N.A.	GBP	262	370,343	362,373	7,970	—
Expiring 09/15/21	Citibank, N.A.	GBP	262	371,023	362,372	8,651	—
Expiring 09/15/21	Citibank, N.A.	GBP	110	155,076	152,190	2,886	—
Expiring 09/15/21	Citibank, N.A.	GBP	84	116,913	116,218	695	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	16,917	23,931,966	23,404,844	527,122	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	2,099	2,912,350	2,904,601	7,749	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	1,745	2,429,282	2,414,591	14,691	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	1,268	1,764,413	1,754,340	10,073	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	987	1,374,987	1,365,167	9,820	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	GBP	646	915,412	893,775	21,637	—
Expiring 09/16/21	BNP Paribas S.A.	GBP	29	40,385	40,453	—	(68)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 07/06/21	HSBC Bank USA, N.A.	CAD	251	$202,694	$202,483	$211	$—
Expiring 07/09/21	Goldman Sachs Bank USA	CAD	198	197,881	197,657	224	—
Expiring 07/09/21	Goldman Sachs Bank USA	CAD	125	125,000	121,565	3,435	—
Expiring 07/09/21	Goldman Sachs Bank USA	CAD	78	78,000	76,093	1,907	—
Expiring 09/15/21	Barclays Bank PLC	CAD	3,972	3,230,502	3,204,390	26,112	—
Expiring 09/15/21	Barclays Bank PLC	CAD	3,314	2,677,832	2,673,602	4,230	—
Expiring 09/15/21	Barclays Bank PLC	CAD	3,295	2,662,040	2,658,081	3,959	—
Expiring 09/15/21	Barclays Bank PLC	CAD	3,157	2,557,035	2,546,964	10,071	—
Expiring 09/15/21	Barclays Bank PLC	CAD	1,919	1,561,451	1,548,297	13,154	—
Expiring 09/15/21	Barclays Bank PLC	CAD	1,440	1,184,015	1,161,588	22,427	—
Expiring 09/15/21	Barclays Bank PLC	CAD	1,180	968,279	951,497	16,782	—
Expiring 09/15/21	Citibank, N.A.	CAD	8,563	6,915,463	6,907,651	7,812	—
Expiring 09/15/21	Citibank, N.A.	CAD	1,092	882,800	880,900	1,900	—
Expiring 09/15/21	Citibank, N.A.	CAD	363	300,599	292,827	7,772	—
Expiring 09/15/21	Citibank, N.A.	CAD	188	154,930	151,657	3,273	—
Expiring 09/15/21	Citibank, N.A.	CAD	9	7,456	7,260	196	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	13,883	11,466,020	11,199,065	266,955	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	4,617	3,755,592	3,724,065	31,527	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	2,908	2,346,884	2,346,103	781	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,738	1,426,818	1,402,290	24,528	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,177	970,103	949,561	20,542	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,002	830,871	808,546	22,325	—
Expiring 09/16/21	BNP Paribas S.A.	CAD	25	20,220	19,871	349	—
Chilean Peso,
Expiring 07/19/21	Goldman Sachs Bank USA	CLP	943,359	1,346,905	1,283,931	62,974	—
China Yuan,
Expiring 09/16/21	BNP Paribas S.A.	CNY	31,979	4,974,707	4,916,115	58,592	—
Expiring 09/16/21	BNP Paribas S.A.	CNY	18,385	2,825,037	2,826,412	—	(1,375)
Chinese Renminbi,
Expiring 07/09/21	HSBC Bank USA, N.A.	CNH	3,511	541,696	542,402	—	(706)
Expiring 07/09/21	Natwest Markets PLC	CNH	6,513	1,007,174	1,006,264	910	—
Expiring 07/09/21	Standard Chartered Bank, London	CNH	175,841	27,190,312	27,167,550	22,762	—
Expiring 07/19/21	Citibank, N.A.	CNH	36,836	5,691,155	5,687,201	3,954	—
Expiring 07/19/21	Citibank, N.A.	CNH	8,740	1,348,661	1,349,390	—	(729)
Expiring 07/19/21	Citibank, N.A.	CNH	8,690	1,342,033	1,341,671	362	—
Expiring 07/19/21	Citibank, N.A.	CNH	1,341	203,206	207,040	—	(3,834)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CNH	14,746	2,236,753	2,276,743	—	(39,990)
Expiring 07/19/21	Morgan Stanley Capital Services LLC	CNH	273	41,844	42,149	—	(305)
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	32,197	4,930,110	4,962,693	—	(32,583)
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	1,554	235,319	239,521	—	(4,202)
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	520	76,296	80,194	—	(3,898)
Expiring 09/16/21	Bank of America, N.A.	CNH	37	5,671	5,620	51	—
Colombian Peso,
Expiring 08/19/21	Citibank, N.A.	COP	1,833,629	495,308	487,425	7,883	—
Danish Krone,
Expiring 07/01/21	Citibank, N.A.	DKK	22,338	3,542,617	3,562,053	—	(19,436)
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	24,904	3,950,093	3,971,191	—	(21,098)
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	880	141,302	140,326	976	—
Expiring 07/09/21	Barclays Bank PLC	DKK	18,475	2,993,503	2,946,472	47,031	—
Expiring 07/09/21	Barclays Bank PLC	DKK	18,475	2,959,614	2,946,471	13,143	—
Expiring 07/09/21	Citibank, N.A.	DKK	6,465	1,042,170	1,031,065	11,105	—
Expiring 07/09/21	Citibank, N.A.	DKK	6,465	1,035,636	1,031,065	4,571	—
Expiring 07/09/21	HSBC Bank USA, N.A.	DKK	640	103,114	102,070	1,044	—
Expiring 07/09/21	Morgan Stanley & Co. International PLC	DKK	44,785	7,137,552	7,142,501	—	(4,949)
Expiring 07/09/21	Morgan Stanley & Co. International PLC	DKK	23,100	3,735,773	3,684,086	51,687	—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 07/09/21	Morgan Stanley & Co. International PLC	DKK	23,100	$3,700,511	$3,684,085	$16,426	$—
Expiring 09/15/21	Citibank, N.A.	DKK	2,921	468,554	466,467	2,087	—
Expiring 09/15/21	Citibank, N.A.	DKK	3	492	479	13	—
Expiring 09/16/21	BNP Paribas S.A.	DKK	8	1,351	1,322	29	—
Euro,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	19,088	23,350,121	22,634,577	715,544	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	2,970	3,547,460	3,523,293	24,167	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	2,670	3,184,270	3,167,208	17,062	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	127	152,594	150,650	1,944	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	50	59,631	59,311	320	—
Expiring 07/19/21	Citibank, N.A.	EUR	2,830	3,366,200	3,357,002	9,198	—
Expiring 07/19/21	Citibank, N.A.	EUR	683	834,155	810,188	23,967	—
Expiring 07/19/21	Citibank, N.A.	EUR	466	565,161	552,778	12,383	—
Expiring 07/19/21	Citibank, N.A.	EUR	336	406,865	398,570	8,295	—
Expiring 08/03/21	The Toronto-Dominion Bank	EUR	2,346	2,792,884	2,783,741	9,143	—
Expiring 09/15/21	Barclays Bank PLC	EUR	2,945	3,494,334	3,497,177	—	(2,843)
Expiring 09/15/21	Barclays Bank PLC	EUR	398	475,813	473,269	2,544	—
Expiring 09/15/21	Barclays Bank PLC	EUR	202	241,125	239,405	1,720	—
Expiring 09/15/21	Barclays Bank PLC	EUR	98	119,122	116,722	2,400	—
Expiring 09/15/21	Citibank, N.A.	EUR	11,375	13,545,771	13,509,289	36,482	—
Expiring 09/15/21	Citibank, N.A.	EUR	571	698,079	678,137	19,942	—
Expiring 09/15/21	Citibank, N.A.	EUR	295	358,268	350,351	7,917	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	60,279	58,534	1,745	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	59,296	57,661	1,635	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	60,241	58,535	1,706	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	60,371	58,535	1,836	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	60,387	58,535	1,852	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	59,441	57,661	1,780	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	59,470	57,661	1,809	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	60,331	58,535	1,796	—
Expiring 09/15/21	Citibank, N.A.	EUR	49	60,312	58,535	1,777	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,145	43,683	1,462	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,393	43,901	1,492	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,415	43,900	1,515	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,103	43,682	1,421	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,333	43,901	1,432	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,360	43,901	1,459	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	44,947	43,682	1,265	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,224	43,901	1,323	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,190	43,901	1,289	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	44,905	43,682	1,223	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,174	43,901	1,273	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,169	43,900	1,269	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,249	43,901	1,348	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	45,280	43,901	1,379	—
Expiring 09/15/21	Citibank, N.A.	EUR	37	44,984	43,682	1,302	—
Expiring 09/15/21	Citibank, N.A.	EUR	36	44,735	43,246	1,489	—
Expiring 09/15/21	Citibank, N.A.	EUR	36	44,611	43,246	1,365	—
Expiring 09/15/21	Citibank, N.A.	EUR	36	44,505	43,246	1,259	—
Expiring 09/15/21	Citibank, N.A.	EUR	36	44,422	43,246	1,176	—
Expiring 09/15/21	Citibank, N.A.	EUR	36	44,531	43,246	1,285	—
Expiring 09/15/21	Citibank, N.A.	EUR	7	8,500	8,314	186	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	1,455	1,734,658	1,727,567	7,091	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	553	675,973	656,940	19,033	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	218	265,354	258,328	7,026	—

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	151	$184,804	$178,985	$5,819	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	78	93,156	92,771	385	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	52	63,588	62,163	1,425	—
Expiring 09/16/21	BNP Paribas S.A.	EUR	1,408	1,683,176	1,672,502	10,674	—
Expiring 09/16/21	BNP Paribas S.A.	EUR	517	627,153	613,552	13,601	—
Expiring 09/16/21	Goldman Sachs International	EUR	466	566,168	553,396	12,772	—
Expiring 09/16/21	JPMorgan Chase Bank, N.A.	EUR	238	288,543	282,307	6,236	—
Expiring 09/16/21	The Bank of New York Mellon	EUR	25	30,505	29,825	680	—
Expiring 09/16/21	UBS AG	EUR	1,035	1,257,165	1,229,090	28,075	—
Expiring 10/04/21	Morgan Stanley Capital Services LLC	EUR	1,337	1,587,385	1,588,513	—	(1,128)
Hong Kong Dollar,
Expiring 09/16/21	BNP Paribas S.A.	HKD	69	8,905	8,904	1	—
Hungarian Forint,
Expiring 09/16/21	UBS AG	HUF	477	1,641	1,607	34	—
Indian Rupee,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	INR	73,925	985,404	992,092	—	(6,688)
Expiring 09/16/21	BNP Paribas S.A.	INR	859	11,615	11,443	172	—
Indonesian Rupiah,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	IDR	60,778,415	4,139,937	4,165,987	—	(26,050)
Expiring 09/16/21	BNP Paribas S.A.	IDR	170,801	11,860	11,618	242	—
Israeli Shekel,
Expiring 07/09/21	BNP Paribas S.A.	ILS	642	197,992	196,945	1,047	—
Expiring 07/09/21	BNP Paribas S.A.	ILS	642	195,973	196,945	—	(972)
Expiring 07/09/21	Citibank, N.A.	ILS	5,219	1,609,155	1,600,931	8,224	—
Expiring 07/09/21	Citibank, N.A.	ILS	4,101	1,264,711	1,258,054	6,657	—
Expiring 07/09/21	Citibank, N.A.	ILS	3,000	925,267	920,396	4,871	—
Expiring 07/09/21	Citibank, N.A.	ILS	2,888	898,991	885,764	13,227	—
Expiring 07/09/21	Citibank, N.A.	ILS	2,331	737,324	715,167	22,157	—
Expiring 07/09/21	Citibank, N.A.	ILS	1,701	513,625	521,634	—	(8,009)
Expiring 07/09/21	Citibank, N.A.	ILS	1,400	427,745	429,560	—	(1,815)
Expiring 07/09/21	Citibank, N.A.	ILS	1,200	366,241	368,065	—	(1,824)
Expiring 07/09/21	Citibank, N.A.	ILS	1,100	334,969	337,562	—	(2,593)
Expiring 07/09/21	Citibank, N.A.	ILS	1,000	302,724	306,860	—	(4,136)
Expiring 07/09/21	Citibank, N.A.	ILS	700	213,835	214,769	—	(934)
Expiring 07/09/21	Citibank, N.A.	ILS	300	92,503	92,016	487	—
Expiring 07/09/21	Citibank, N.A.	ILS	300	92,418	92,016	402	—
Expiring 07/09/21	HSBC Bank USA, N.A.	ILS	203	202,934	201,931	1,003	—
Expiring 07/09/21	HSBC Bank USA, N.A.	ILS	203	202,975	201,932	1,043	—
Expiring 07/09/21	JPMorgan Chase Bank, N.A.	ILS	1,107	1,106,941	1,100,933	6,008	—
Expiring 07/09/21	JPMorgan Chase Bank, N.A.	ILS	1,046	1,046,056	1,042,955	3,101	—
Expiring 07/09/21	JPMorgan Chase Bank, N.A.	ILS	58	58,049	57,977	72	—
Japanese Yen,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	JPY	76,600	695,645	689,510	6,135	—
Expiring 07/19/21	Citibank, N.A.	JPY	20,358	184,279	183,277	1,002	—
Expiring 07/19/21	Morgan Stanley Capital Services LLC	JPY	127,010	1,151,890	1,143,431	8,459	—
Expiring 09/15/21	Barclays Bank PLC	JPY	71,013	649,425	639,632	9,793	—
Expiring 09/15/21	Barclays Bank PLC	JPY	40,628	366,040	365,944	96	—
Expiring 09/15/21	Barclays Bank PLC	JPY	32,980	301,103	297,058	4,045	—
Expiring 09/15/21	Barclays Bank PLC	JPY	26,792	242,246	241,319	927	—
Expiring 09/15/21	Barclays Bank PLC	JPY	21,211	192,792	191,054	1,738	—
Expiring 09/15/21	Barclays Bank PLC	JPY	18,969	171,779	170,855	924	—
Expiring 09/15/21	Barclays Bank PLC	JPY	16,241	146,726	146,283	443	—
Expiring 09/15/21	Barclays Bank PLC	JPY	672	6,096	6,049	47	—
Expiring 09/15/21	Citibank, N.A.	JPY	2,807,414	25,511,729	25,286,927	224,802	—
Expiring 09/15/21	Citibank, N.A.	JPY	64,807	591,876	583,729	8,147	—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	12,321,428	$112,603,639	$110,981,509	$1,622,130	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	3,618,198	32,703,766	32,589,815	113,951	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	77,714	701,587	699,981	1,606	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	47,757	436,596	430,154	6,442	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	41,851	382,140	376,962	5,178	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	30,910	281,278	278,412	2,866	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	JPY	10,165	92,280	91,555	725	—
Malaysian Ringgit,
Expiring 07/09/21	BNP Paribas S.A.	MYR	2,484	595,710	597,908	—	(2,198)
Expiring 07/09/21	BNP Paribas S.A.	MYR	2,484	597,225	597,909	—	(684)
Mexican Peso,
Expiring 07/09/21	BNP Paribas S.A.	MXN	370	18,329	18,541	—	(212)
Expiring 07/09/21	BNP Paribas S.A.	MXN	370	17,929	18,541	—	(612)
Expiring 07/09/21	Goldman Sachs Bank USA	MXN	467	23,653	23,401	252	—
Expiring 07/09/21	HSBC Bank USA, N.A.	MXN	11,532	555,103	577,868	—	(22,765)
Expiring 07/19/21	Citibank, N.A.	MXN	75,240	3,689,302	3,765,648	—	(76,346)
Expiring 07/19/21	Citibank, N.A.	MXN	57,472	2,827,765	2,876,404	—	(48,639)
Expiring 07/19/21	Citibank, N.A.	MXN	39,450	1,933,634	1,974,413	—	(40,779)
Expiring 07/19/21	Goldman Sachs Bank USA	MXN	25,137	1,267,975	1,258,074	9,901	—
Expiring 07/19/21	Goldman Sachs Bank USA	MXN	1,102	54,047	55,154	—	(1,107)
Expiring 08/19/21	Morgan Stanley Capital Services LLC	MXN	12,096	604,219	603,102	1,117	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	MXN	10,165	505,432	504,854	578	—
New Taiwanese Dollar,
Expiring 07/19/21	Citibank, N.A.	TWD	79,805	2,834,286	2,861,650	—	(27,364)
Expiring 07/19/21	Citibank, N.A.	TWD	44,130	1,580,871	1,582,416	—	(1,545)
Expiring 09/16/21	BNP Paribas S.A.	TWD	733	26,791	26,445	346	—
New Zealand Dollar,
Expiring 07/02/21	BNP Paribas S.A.	NZD	192	139,352	134,208	5,144	—
Expiring 09/15/21	Barclays Bank PLC	NZD	106,613	76,683,729	74,504,569	2,179,160	—
Expiring 09/15/21	Barclays Bank PLC	NZD	17,718	12,782,321	12,381,810	400,511	—
Expiring 09/15/21	Barclays Bank PLC	NZD	3,147	2,221,952	2,199,065	22,887	—
Expiring 09/15/21	Barclays Bank PLC	NZD	2,695	1,926,358	1,883,135	43,223	—
Expiring 09/15/21	Barclays Bank PLC	NZD	2,044	1,450,091	1,428,746	21,345	—
Expiring 09/15/21	Barclays Bank PLC	NZD	83	59,818	58,134	1,684	—
Expiring 09/15/21	Citibank, N.A.	NZD	2,731	1,957,427	1,908,169	49,258	—
Expiring 09/15/21	Citibank, N.A.	NZD	2,731	1,986,130	1,908,169	77,961	—
Expiring 09/15/21	Citibank, N.A.	NZD	2,731	1,974,970	1,908,169	66,801	—
Expiring 09/15/21	Citibank, N.A.	NZD	2,731	1,988,575	1,908,169	80,406	—
Expiring 09/15/21	Citibank, N.A.	NZD	2,079	1,501,073	1,452,878	48,195	—
Expiring 09/15/21	Citibank, N.A.	NZD	730	526,441	510,149	16,292	—
Expiring 09/15/21	Citibank, N.A.	NZD	554	397,699	387,154	10,545	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	29,522	20,797,455	20,631,039	166,416	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	6,497	4,710,020	4,540,175	169,845	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	4,837	3,448,120	3,380,319	67,801	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	2,733	1,911,327	1,909,813	1,514	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	2,364	1,667,186	1,651,841	15,345	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	1,725	1,248,669	1,205,532	43,137	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	1,005	696,370	702,062	—	(5,692)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	349	243,590	243,818	—	(228)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	224	160,106	156,799	3,307	—
Expiring 09/16/21	Commonwealth Bank of Australia	NZD	67	47,499	46,558	941	—
Norwegian Krone,
Expiring 07/19/21	Morgan Stanley Capital Services LLC	NOK	5,510	657,001	640,003	16,998	—
Expiring 09/15/21	Barclays Bank PLC	NOK	260,972	31,626,113	30,319,252	1,306,861	—
Expiring 09/15/21	Barclays Bank PLC	NOK	16,988	2,042,865	1,973,624	69,241	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 09/15/21	Barclays Bank PLC	NOK	4,839	$557,353	$562,166	$—	$(4,813)
Expiring 09/15/21	Barclays Bank PLC	NOK	1,770	207,818	205,682	2,136	—
Expiring 09/15/21	Citibank, N.A.	NOK	7,432	901,966	863,482	38,484	—
Expiring 09/15/21	Citibank, N.A.	NOK	6,441	757,628	748,303	9,325	—
Expiring 09/15/21	Citibank, N.A.	NOK	5,574	675,037	647,612	27,425	—
Expiring 09/15/21	Citibank, N.A.	NOK	5,574	673,573	647,611	25,962	—
Expiring 09/15/21	Citibank, N.A.	NOK	4,948	577,455	574,849	2,606	—
Expiring 09/15/21	Citibank, N.A.	NOK	4,668	560,971	542,375	18,596	—
Expiring 09/15/21	Citibank, N.A.	NOK	4,668	561,274	542,374	18,900	—
Expiring 09/15/21	Citibank, N.A.	NOK	4,645	558,556	539,676	18,880	—
Expiring 09/15/21	Citibank, N.A.	NOK	4,599	553,293	534,279	19,014	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,735	452,241	433,899	18,342	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,735	452,784	433,900	18,884	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,716	450,288	431,740	18,548	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,716	449,092	431,741	17,351	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,679	444,936	427,423	17,513	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,137	375,336	364,476	10,860	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,137	375,985	364,476	11,509	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,122	373,953	362,662	11,291	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,122	373,965	362,662	11,303	—
Expiring 09/15/21	Citibank, N.A.	NOK	3,090	369,281	359,035	10,246	—
Expiring 09/15/21	Citibank, N.A.	NOK	2,973	354,703	345,393	9,310	—
Expiring 09/15/21	Citibank, N.A.	NOK	36	4,336	4,182	154	—
Expiring 09/15/21	Citibank, N.A.	NOK	3	359	348	11	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	28,392	3,417,877	3,298,520	119,357	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	9,474	1,130,854	1,100,618	30,236	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	7,749	925,214	900,320	24,894	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	1,126	135,150	130,824	4,326	—
Peruvian Nuevo Sol,
Expiring 07/08/21	Citibank, N.A.	PEN	508	140,041	132,095	7,946	—
Expiring 07/09/21	Citibank, N.A.	PEN	4,727	1,296,184	1,228,506	67,678	—
Expiring 07/09/21	Citibank, N.A.	PEN	4,727	1,187,550	1,228,506	—	(40,956)
Expiring 07/09/21	Citibank, N.A.	PEN	1,581	424,548	410,998	13,550	—
Expiring 07/09/21	Citibank, N.A.	PEN	1,581	397,307	410,999	—	(13,692)
Expiring 07/09/21	Citibank, N.A.	PEN	804	218,836	209,065	9,771	—
Expiring 07/09/21	Citibank, N.A.	PEN	804	202,620	209,066	—	(6,446)
Expiring 07/09/21	Goldman Sachs Bank USA	PEN	501	500,945	518,790	—	(17,845)
Expiring 07/09/21	Goldman Sachs Bank USA	PEN	125	125,498	129,653	—	(4,155)
Expiring 07/09/21	Goldman Sachs Bank USA	PEN	66	65,553	62,664	2,889	—
Expiring 07/09/21	Goldman Sachs Bank USA	PEN	61	60,653	62,664	—	(2,011)
Expiring 07/09/21	HSBC Bank USA, N.A.	PEN	481	120,781	124,943	—	(4,162)
Expiring 09/16/21	BNP Paribas S.A.	PEN	24	6,161	6,237	—	(76)
Polish Zloty,
Expiring 07/09/21	Goldman Sachs Bank USA	PLN	7	1,857	1,846	11	—
Expiring 09/16/21	Bank of America, N.A.	PLN	34	9,091	8,910	181	—
Russian Ruble,
Expiring 07/09/21	Citibank, N.A.	RUB	6,131	84,154	83,735	419	—
Expiring 07/09/21	Citibank, N.A.	RUB	3,896	53,709	53,210	499	—
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	26,708	364,787	364,760	27	—
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	8,565	117,542	116,971	571	—
Expiring 07/09/21	Goldman Sachs Bank USA	RUB	7,810	107,644	106,663	981	—
Expiring 07/09/21	HSBC Bank USA, N.A.	RUB	12,012	164,874	164,055	819	—
Expiring 07/09/21	Morgan Stanley & Co. International PLC	RUB	3,141	43,294	42,903	391	—
Expiring 07/09/21	UBS AG	RUB	11,861	163,498	161,984	1,514	—
Expiring 07/16/21	Goldman Sachs Bank USA	RUB	7,014	94,988	95,670	—	(682)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 07/16/21	Morgan Stanley Capital Services LLC	RUB	50,214	$650,862	$684,914	$—	$(34,052)
Expiring 07/19/21	Citibank, N.A.	RUB	138,581	1,772,616	1,889,202	—	(116,586)
Expiring 07/19/21	Goldman Sachs Bank USA	RUB	98,650	1,343,475	1,344,840	—	(1,365)
Expiring 07/19/21	Goldman Sachs Bank USA	RUB	51,870	703,637	707,115	—	(3,478)
Expiring 07/19/21	Goldman Sachs Bank USA	RUB	17,401	240,418	237,212	3,206	—
Expiring 07/19/21	Goldman Sachs Bank USA	RUB	11,147	147,553	151,960	—	(4,407)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	RUB	20,295	272,741	276,668	—	(3,927)
Expiring 07/28/21	Morgan Stanley Capital Services LLC	RUB	69,208	912,433	941,928	—	(29,495)
Expiring 08/04/21	Morgan Stanley Capital Services LLC	RUB	40,790	536,000	554,559	—	(18,559)
Expiring 09/16/21	BNP Paribas S.A.	RUB	437	6,003	5,906	97	—
Singapore Dollar,
Expiring 09/15/21	Barclays Bank PLC	SGD	9,067	6,742,002	6,742,914	—	(912)
Expiring 09/15/21	Barclays Bank PLC	SGD	1,864	1,404,760	1,386,082	18,678	—
Expiring 09/15/21	Barclays Bank PLC	SGD	384	290,345	285,639	4,706	—
Expiring 09/15/21	Barclays Bank PLC	SGD	348	262,737	258,877	3,860	—
Expiring 09/15/21	Barclays Bank PLC	SGD	70	52,967	52,163	804	—
Expiring 09/15/21	Citibank, N.A.	SGD	89	66,451	65,887	564	—
Expiring 09/15/21	Citibank, N.A.	SGD	67	50,507	49,825	682	—
Expiring 09/15/21	Citibank, N.A.	SGD	66	49,905	49,416	489	—
Expiring 09/15/21	Citibank, N.A.	SGD	66	49,934	49,415	519	—
Expiring 09/15/21	Citibank, N.A.	SGD	55	41,763	41,180	583	—
Expiring 09/15/21	Citibank, N.A.	SGD	55	41,827	41,179	648	—
Expiring 09/15/21	Citibank, N.A.	SGD	55	41,960	41,179	781	—
Expiring 09/15/21	Citibank, N.A.	SGD	55	41,876	41,180	696	—
Expiring 09/15/21	Citibank, N.A.	SGD	4	3,021	2,975	46	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	24,722	18,681,324	18,384,652	296,672	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	4,829	3,650,723	3,591,303	59,420	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	2,766	2,081,742	2,056,913	24,829	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	1,314	989,169	977,324	11,845	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	697	518,080	518,283	—	(203)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	439	331,656	326,648	5,008	—
Swedish Krona,
Expiring 09/15/21	Barclays Bank PLC	SEK	21,023	2,549,273	2,458,282	90,991	—
Expiring 09/15/21	Barclays Bank PLC	SEK	12,262	1,447,479	1,433,861	13,618	—
Expiring 09/15/21	Citibank, N.A.	SEK	10,849	1,261,259	1,268,601	—	(7,342)
Expiring 09/15/21	Citibank, N.A.	SEK	1,993	239,301	232,988	6,313	—
Expiring 09/15/21	Citibank, N.A.	SEK	1,993	240,859	232,988	7,871	—
Expiring 09/15/21	Citibank, N.A.	SEK	1,566	188,220	183,116	5,104	—
Expiring 09/15/21	Citibank, N.A.	SEK	1,080	130,430	126,287	4,143	—
Expiring 09/15/21	Citibank, N.A.	SEK	26	3,129	3,040	89	—
Expiring 09/15/21	Citibank, N.A.	SEK	14	1,680	1,637	43	—
Expiring 09/15/21	Citibank, N.A.	SEK	1	120	117	3	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	41,012	4,964,147	4,795,581	168,566	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	13,493	1,577,746	1,577,725	21	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	8,512	1,006,377	995,360	11,017	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	4,691	549,764	548,545	1,219	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SEK	497	59,703	58,085	1,618	—
Swiss Franc,
Expiring 07/02/21	Barclays Bank PLC	CHF	83	92,381	89,710	2,671	—
Expiring 09/15/21	Barclays Bank PLC	CHF	3,213	3,597,683	3,479,373	118,310	—
Expiring 09/15/21	Barclays Bank PLC	CHF	1,868	2,038,969	2,022,595	16,374	—
Expiring 09/15/21	Barclays Bank PLC	CHF	1,103	1,230,633	1,194,323	36,310	—
Expiring 09/15/21	Barclays Bank PLC	CHF	839	935,003	908,128	26,875	—
Expiring 09/15/21	Barclays Bank PLC	CHF	489	545,427	530,030	15,397	—
Expiring 09/15/21	Barclays Bank PLC	CHF	365	406,159	394,838	11,321	—

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	$1,646,674	$1,604,391	$42,283	$—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,650,083	1,604,389	45,694	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,655,546	1,604,390	51,156	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,656,736	1,604,389	52,347	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,662,867	1,604,390	58,477	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,661,956	1,604,391	57,565	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,659,424	1,604,391	55,033	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,659,488	1,604,389	55,099	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,655,475	1,604,391	51,084	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,655,327	1,604,390	50,937	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,650,672	1,604,391	46,281	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,651,374	1,604,389	46,985	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,653,380	1,604,390	48,990	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,653,904	1,604,390	49,514	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,654,128	1,604,391	49,737	—
Expiring 09/15/21	Citibank, N.A.	CHF	1,481	1,655,042	1,604,389	50,653	—
Expiring 09/15/21	Citibank, N.A.	CHF	328	366,332	355,223	11,109	—
Expiring 09/15/21	Citibank, N.A.	CHF	106	118,192	114,797	3,395	—
Expiring 09/15/21	Citibank, N.A.	CHF	1	1,115	1,083	32	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	28,050	31,309,801	30,378,101	931,700	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	3,035	3,398,032	3,287,190	110,842	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	2,331	2,605,469	2,524,206	81,263	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	1,918	2,138,970	2,077,623	61,347	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	1,386	1,548,543	1,500,764	47,779	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	911	1,010,285	986,856	23,429	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CHF	533	582,605	577,301	5,304	—
Expiring 09/16/21	UBS AG	CHF	43	46,552	46,544	8	—
Turkish Lira,
Expiring 09/16/21	UBS AG	TRY	22	2,415	2,394	21	—

				$1,012,154,379	$995,498,386	17,613,157	(957,164)

						$19,894,502	$(16,975,519)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000	%(Q)	268	3.337%	$(26,283)	$(27,896)	$(1,613)

						Upfront
				Notional		Premiums	Unrealized
Reference Entity/	Termination	Fixed		Amount	Fair	Paid	Appreciation
Obligation	Date	Rate		(000)#(3)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000	)%(Q)	1,200	$(11,797)	$(15,295)	$3,498	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000	)%(Q)	1,000	(9,831)	(12,451)	2,620	Goldman Sachs International
Japan Govt.	06/20/22	(1.000	)%(Q)	800	(7,864)	(9,893)	2,029	Barclays Bank PLC
Japan Govt.	06/20/22	(1.000	)%(Q)	500	(4,915)	(6,141)	1,226	Citibank, N.A.
Japan Govt.	06/20/22	(1.000	)%(Q)	100	(983)	(1,227)	244	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000	)%(Q)	900	(16,131)	(9,173)	(6,958)	Goldman Sachs International

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

					Upfront
			Notional		Premiums	Unrealized
Reference Entity/	Termination	Fixed	Amount	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
People’s Republic of China	06/20/23	(1.000)%(Q)	400	$(7,170)	$(4,028)	$(3,142)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(31,457)	(21,758)	(9,699)	BNP Paribas S.A.
Republic of Korea	06/20/23	(1.000)%(Q)	800	(14,803)	(10,810)	(3,993)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	400	(7,401)	(5,267)	(2,134)	HSBC Bank USA, N.A.

				$(112,352)	$(96,043)	$(16,309)

				Implied
				Credit		Upfront
			Notional	Spread at		Premiums	Unrealized
Reference Entity/	Termination	Fixed	Amount	June 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Italy Govt.	06/20/25	1.000%(Q)	300	0.601%	$4,799	$(5,949)	$10,748	Barclays Bank PLC
Italy Govt.	06/20/25	1.000%(Q)	200	0.601%	3,199	(3,936)	7,135	Bank of America, N.A.

					$7,998	$(9,885)	$17,883

			Notional		Value at	Unrealized
Reference Entity/	Termination	Fixed	Amount	Value at	June 30,	Appreciation
Obligation	Date	Rate	(000)#(3)	Trade Date	2021	(Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	100	$(7,143)	$(10,296)	$(3,153)
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	300	(27,557)	(31,134)	(3,577)
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	400	(9,703)	(10,223)	(520)
CDX.NA.IG.35.V1	12/20/30	1.000%(Q)	8,800	(51,657)	(116,562)	(64,905)
CDX.NA.IG.36.V1	06/20/31	1.000%(Q)	13,900	(116,158)	(147,415)	(31,257)

				$(212,218)	$(315,630)	$(103,412)

				Implied Credit
			Notional	Spread at		Value at	Unrealized
Reference Entity/	Termination	Fixed	Amount	June 30,	Value at	June 30,	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Trade Date	2021	(Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	1,690	2.737%	$156,604	$175,390	$18,786
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	900	0.478%	22,482	23,183	701
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	9,395	0.478%	229,604	242,003	12,399

					$408,690	$440,576	$31,886

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2021:

							Upfront
Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreements:
AUD 1,500	3 Month BBSW plus 42bps(Q)	1,035	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$4,598	$—	$4,598
AUD 1,500	3 Month BBSW plus 42.25bps(Q)	1,035	3Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	4,729	—	4,729

						$9,327	$—	$9,327

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
GBP	280	11/15/30	3.397%(T)	U.K. Retail Price Index(1)(T)	$1,874	$16,095	$14,221
GBP	280	11/15/30	3.445%(T)	U.K. Retail Price Index(1)(T)	—	13,722	13,722
GBP	300	03/15/31	3.740%(T)	U.K. Retail Price Index(2)(T)	158	(85)	(243)
GBP	800	04/15/31	3.700%(T)	U.K. Retail Price Index(2)(T)	6,313	(9,887)	(16,200)
GBP	480	11/15/40	3.217%(T)	U.K. Retail Price Index(2)(T)	(7,567)	(78,096)	(70,529)
GBP	200	11/15/40	3.272%(T)	U.K. Retail Price Index(2)(T)	(43)	(27,816)	(27,773)
GBP	280	11/15/40	3.272%(T)	U.K. Retail Price Index(2)(T)	—	(38,881)	(38,881)
GBP	200	11/15/50	3.000%(T)	U.K. Retail Price Index(1)(T)	6,875	65,994	59,119
GBP	200	11/15/50	3.050%(T)	U.K. Retail Price Index(1)(T)	—	58,149	58,149
	2,720	05/12/26	2.790%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(4,322)	4,953	9,275
	281	03/30/30	1.235%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	37,481	37,481
	1,123	03/30/30	1.269%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	145,873	145,873
	281	03/30/30	1.298%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	35,697	35,697
	468	03/31/30	1.176%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	65,198	65,198
	497	04/03/30	1.099%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	73,189	73,189
	498	04/28/30	1.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	63,193	63,193
	706	05/29/30	1.367%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	90,183	90,183
	665	06/15/30	1.502%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	80,027	80,027
	163	07/30/30	1.745%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	16,937	16,937
	617	08/28/30	1.956%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	48,029	48,029
	87	09/29/30	1.838%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	7,442	7,442
	339	12/23/30	2.183%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	15,691	15,691
	1,436	05/24/31	2.562%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	3,626	3,626
	200	05/26/31	2.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(745)	(745)
	3,049	06/30/31	2.489%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(1,086)	(1,086)
	829	06/30/31	2.494%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	754	754

					$3,288	$685,637	$682,349

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	3,860	03/19/31	1.800%(S)	3 Month BBSW(2)(S)	$64,944	$80,885	$15,941
BRL	9,100	01/03/22	2.850%(T)	1 Day BROIS(1)(T)	(26)	22,662	22,688
BRL	14,600	01/03/22	2.859%(T)	1 Day BROIS(1)(T)	—	35,662	35,662
BRL	8,100	01/03/22	2.860%(T)	1 Day BROIS(1)(T)	(5)	20,194	20,199
BRL	6,300	01/03/22	2.871%(T)	1 Day BROIS(1)(T)	—	15,345	15,345
BRL	6,000	01/03/22	2.883%(T)	1 Day BROIS(1)(T)	—	14,338	14,338
BRL	85,400	01/03/22	3.300%(T)	1 Day BROIS(2)(T)	(274)	(104,844)	(104,570)
BRL	1,800	01/03/22	3.345%(T)	1 Day BROIS(2)(T)	—	(3,084)	(3,084)
BRL	38,000	01/03/22	3.350%(T)	1 Day BROIS(2)(T)	(64)	(64,336)	(64,272)
BRL	12,200	01/03/22	3.360%(T)	1 Day BROIS(1)(T)	(9,601)	10,661	20,262
BRL	24,600	01/03/22	3.700%(T)	1 Day BROIS(2)(T)	(2,440)	(34,242)	(31,802)
BRL	14,326	01/04/27	8.290%(T)	1 Day BROIS(2)(T)	—	(2,926)	(2,926)
CAD	1,400	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	9,214	9,214
CAD	500	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	891	4,003	3,112
CAD	900	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	1,306	1,306
CAD	1,100	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(6,492)	7,433	13,925
CAD	4,150	01/19/26	0.865%(S)	3 Month CDOR(2)(S)	(78,560)	(71,728)	6,832
CAD	400	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	11,174	19,573	8,399
CAD	500	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	42	757	715
CAD	300	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	1,550	3,163	1,613
CAD	2,300	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	2,708	(42,595)	(45,303)
CAD	1,000	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	30,926	92,105	61,179
CAD	2,000	03/07/49	2.565%(S)	3 Month CDOR(2)(S)	89,544	129,389	39,845
CHF	6,700	09/16/25	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	7,071	(27,072)	(34,143)
CZK	5,900	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	2,216	2,216
EUR	3,200	09/15/23	(0.500)%(A)	6 Month EURIBOR(2)(S)	(3,300)	(4,694)	(1,394)
EUR	15,800	09/15/26	(0.250)%(A)	6 Month EURIBOR(2)(S)	7,501	(21,288)	(28,789)
EUR	14,300	09/15/31	0.000%(A)	6 Month EURIBOR(2)(S)	(197,308)	(223,021)	(25,713)
EUR	400	01/27/32	0.190%(A)	6 Month EURIBOR(1)(S)	—	(614)	(614)
EUR	500	01/27/32	0.205%(A)	6 Month EURIBOR(1)(S)	—	(1,669)	(1,669)
EUR	100	12/15/35	0.450%(A)	6 Month EURIBOR(1)(S)	(8,610)	(2,186)	6,424
EUR	100	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)	—	16,027	16,027
GBP	3,600	09/15/23	0.250%(A)	1 Day SONIA(2)(A)	6,123	1,451	(4,672)
GBP	1,950	09/15/26	0.500%(A)	1 Day SONIA(2)(A)	3,920	32	(3,888)
GBP	1,800	09/15/31	0.750%(A)	1 Day SONIA(2)(A)	(758)	5,206	5,964
HUF	83,400	03/20/24	1.500%(A)	6 Month BUBOR(2)(S)	2,031	(4,192)	(6,223)
HUF	352,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	(81,399)	(74,611)	6,788
JPY	2,980,000	12/15/23	0.000%(A)	1 Day TONAR(2)(A)	36,154	32,543	(3,611)
JPY	1,840,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(21,257)	(12,462)	8,795
JPY	1,490,000	06/17/25	0.000%(S)	6 Month JPY LIBOR(1)(S)	(15,759)	(10,423)	5,336
JPY	1,698,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(1)(S)	(232,436)	(197,311)	35,125
JPY	230,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(1)(S)	(334,529)	(338,819)	(4,290)
JPY	550,000	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	12,191	90,226	78,035
JPY	90,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(2)(S)	145,461	114,391	(31,070)
JPY	540,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	136,174	22,403	(113,771)
KRW	188,000	09/16/30	0.928%(Q)	3 Month KWCDC(2)(Q)	(924)	(12,298)	(11,374)
KRW	226,600	03/17/31	1.133%(Q)	3 Month KWCDC(2)(Q)	(11,212)	(11,841)	(629)
KRW	245,400	03/17/31	1.178%(Q)	3 Month KWCDC(2)(Q)	(11,212)	(11,904)	(692)
MXN	22,000	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	2,840	(62,736)	(65,576)
MXN	5,921	10/03/30	5.780%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(24,378)	(24,378)
MXN	12,389	10/04/30	5.775%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(51,274)	(51,274)
MXN	12,372	10/04/30	5.780%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(50,962)	(50,962)
MXN	7,498	11/01/30	5.575%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(36,713)	(36,713)
MXN	7,495	11/01/30	5.585%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(36,430)	(36,430)
MXN	14,695	11/01/30	5.600%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(70,638)	(70,638)
MXN	12,245	11/01/30	5.605%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(58,642)	(58,642)
MXN	17,145	11/01/30	5.610%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(81,802)	(81,802)
MXN	17,145	11/01/30	5.612%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(81,671)	(81,671)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	46,350	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	$(243,460)	$(253,318)	$(9,858)
MXN	10,740	02/12/31	6.030%(M)	28 Day Mexican Interbank Rate(2)(M)	(24)	(36,418)	(36,394)
MXN	10,740	02/12/31	6.033%(M)	28 Day Mexican Interbank Rate(2)(M)	(24)	(36,300)	(36,276)
MXN	63,086	06/18/31	6.935%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(14,550)	(14,550)
NOK	18,300	03/10/26	1.500%(A)	6 Month NIBOR(1)(S)	587	(12,134)	(12,721)
NOK	9,500	03/10/31	1.900%(A)	6 Month NIBOR(2)(S)	251	28,885	28,634
NZD	100	03/17/24	0.528%(S)	3 Month BBR(2)(Q)	(4)	(684)	(680)
NZD	2,800	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	10,558	21,054	10,496
PLN	6,400	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	(12,630)	10,244	22,874
	8,700	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(25,363)	(104,375)	(79,012)
	42,900	03/18/22	—(8)	—(8)	291	(16,947)	(17,238)
	15,500	04/26/22	—(3)	—(3)	—	(4,594)	(4,594)
	3,300	06/16/22	0.250%(S)	3 Month LIBOR(1)(Q)	(2,171)	(2,692)	(521)
	8,400	03/30/23	0.250%(S)	3 Month LIBOR(1)(Q)	1,286	(2,063)	(3,349)
	9,000	04/27/23	—(6)	—(6)	—	(1,513)	(1,513)
	6,700	06/16/23	0.250%(S)	3 Month LIBOR(1)(Q)	2,898	7,397	4,499
	2,650	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(66,072)	(66,072)
	1,500	03/07/24	—(7)	—(7)	—	2,245	2,245
	24,431	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(39,987)	(39,987)
	2,100	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(43,059)	(43,059)
	2,450	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(46,472)	(46,472)
	5,600	09/06/24	—(4)	—(4)	376	397	21
	1,600	10/04/24	—(5)	—(5)	—	3,053	3,053
	1,483	11/30/24	0.100%(A)	1 Day USOIS(2)(A)	717	(20,324)	(21,041)
	3,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	(343,477)	(343,477)
	27,470	06/21/25	1.515%(S)	3 Month LIBOR(2)(Q)	3,351	23,232	19,881
	7,397	11/27/25	0.840%(S)	3 Month LIBOR(2)(Q)	(4,683)	(50,606)	(45,923)
	3,600	12/16/25	1.000%(S)	3 Month LIBOR(2)(Q)	87,316	24,353	(62,963)
	15,513	12/18/25	1.100%(S)	3 Month LIBOR(2)(Q)	—	(68,628)	(68,628)
	800	03/30/26	0.400%(S)	3 Month LIBOR(1)(Q)	10,996	18,138	7,142
	3,620	06/16/26	0.500%(S)	3 Month LIBOR(2)(Q)	(74,040)	(76,951)	(2,911)
	800	06/16/26	0.500%(S)	3 Month LIBOR(2)(Q)	(17,606)	(17,005)	601
	1,800	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(37,980)	(183,651)	(145,671)
	9,616	05/15/27	0.260%(A)	1 Day USOIS(1)(A)	(32,278)	341,226	373,504
	63,243	05/15/27	0.450%(S)	3 Month LIBOR(1)(Q)	(58,836)	2,231,632	2,290,468
	1,997	02/15/28	1.350%(S)	3 Month LIBOR(1)(Q)	(13,807)	(25,219)	(11,412)
	1,000	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	57,948	(72,626)	(130,574)
	2,100	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	37,577	(31,987)	(69,564)
	3,200	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(12,526)	(205,971)	(193,445)
	300	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	(13,482)	2,537	16,019
	11,940	06/24/30	0.689%(S)	3 Month LIBOR(1)(Q)	—	685,603	685,603
	12,170	07/08/30	0.680%(S)	3 Month LIBOR(1)(Q)	—	681,016	681,016
	5,900	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(35,296)	203,952	239,248
	5,300	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(52,304)	183,211	235,515
	8,100	03/30/31	0.750%(S)	3 Month LIBOR(1)(Q)	72,311	478,313	406,002
	2,100	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	150,168	132,312	(17,856)
	3,700	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	361,830	233,121	(128,709)
	800	10/15/31	1.720%(S)	3 Month LIBOR(1)(Q)	—	(18,638)	(18,638)
	1,000	06/09/41	1.250%(S)	3 Month LIBOR(1)(Q)	17,532	80,012	62,480
	2,120	07/20/45	0.560%(A)	1 Year SOFR(1)(A)	13,591	390,340	376,749
	700	08/19/45	0.740%(A)	1 Year SOFR(1)(A)	—	102,254	102,254
	6,642	11/15/45	0.800%(S)	3 Month LIBOR(1)(Q)	160,849	1,289,852	1,129,003
	1,594	02/15/47	1.000%(S)	3 Month LIBOR(1)(Q)	19,318	250,553	231,235
	5,405	02/15/47	1.200%(S)	3 Month LIBOR(1)(Q)	29,772	611,956	582,184
	2,715	02/15/47	1.225%(S)	3 Month LIBOR(1)(Q)	2,387	292,473	290,086
	698	02/15/47	1.600%(S)	3 Month LIBOR(1)(Q)	4,110	19,037	14,927
	725	02/15/47	1.729%(A)	1 Year SOFR(1)(A)	—	(40,155)	(40,155)
	1,683	02/15/47	2.000%(S)	3 Month LIBOR(1)(Q)	24,551	(93,292)	(117,843)
	483	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	8,194	95,717	87,523

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	338	10/07/50	1.200%(S)	3 Month LIBOR(1)(Q)	$2,657	$43,758	$41,101
	700	12/16/50	1.250%(S)	3 Month LIBOR(1)(Q)	3,081	83,846	80,765
	1,500	03/30/51	1.150%(S)	3 Month LIBOR(1)(Q)	46,006	213,688	167,682
	300	06/15/51	1.940%(S)	3 Month LIBOR(1)(Q)	—	(14,349)	(14,349)
	1,400	06/16/51	1.250%(S)	3 Month LIBOR(2)(Q)	(302,308)	(169,574)	132,734
	300	06/22/51	1.935%(S)	3 Month LIBOR(1)(Q)	—	(13,879)	(13,879)
	300	06/23/51	1.968%(S)	3 Month LIBOR(1)(Q)	—	(16,283)	(16,283)
	300	08/25/51	1.760%(S)	3 Month LIBOR(1)(Q)	—	(189)	(189)
	200	08/31/51	1.950%(S)	3 Month LIBOR(1)(Q)	—	(9,544)	(9,544)
	300	08/31/51	1.990%(S)	3 Month LIBOR(1)(Q)	—	(17,250)	(17,250)
	250	09/17/51	2.010%(S)	3 Month LIBOR(1)(Q)	—	(15,169)	(15,169)
	100	10/27/51	1.665%(S)	3 Month LIBOR(1)(Q)	—	2,511	2,511
	450	12/15/51	2.000%(S)	3 Month LIBOR(1)(Q)	(18,593)	(24,422)	(5,829)
	400	12/15/51	2.000%(S)	3 Month LIBOR(1)(Q)	(17,984)	(21,708)	(3,724)
	300	12/23/51	2.090%(S)	3 Month LIBOR(1)(Q)	—	(22,738)	(22,738)
	150	01/27/52	1.620%(S)	3 Month LIBOR(1)(Q)	—	5,954	5,954
ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	1,322	21,137	19,815
ZAR	62,900	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	122,611	120,004	(2,607)

					$(175,878)	$5,597,979	$5,773,857

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL	33,260	01/02/24	7.207%(T)	1 Day BROIS(2)(T)	$(43,648)	$—	$(43,648)	Bank of America, N.A.
BRL	22,804	01/02/24	7.400%(T)	1 Day BROIS(2)(T)	(13,710)	—	(13,710)	Goldman Sachs Bank USA
KRW	604,200	03/20/24	1.725%(Q)	3 Month KWCDC(2)(Q)	4,454	—	4,454	Bank of America, N.A.
KRW	1,735,900	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	9,848	—	9,848	BNP Paribas S.A.
KRW	442,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	2,507	—	2,507	Standard Chartered Bank, London
KRW	442,300	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	62	—	62	Goldman Sachs Bank USA

					$(40,487)	$—	$(40,487)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.125 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at June 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Barclays Bitcoin Plays Index(Q)	3 Month LIBOR + 25bps(Q)	Barclays Bank PLC	5/19/22	(266)	$(25,361)	$—	$(25,361)
Barclays Electric Vehicles Basket Index(Q)	3 Month LIBOR + 25bps(Q)	Barclays Bank PLC	6/13/22	(933)	(157,045)	—	(157,045)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Total return swap agreements outstanding at June 30, 2021 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
Barclays Electric Vehicles Basket Index(Q)	3 Month LIBOR + 25bps(Q)	Barclays Bank PLC	6/13/22	(602)	$(38,108)	$—	$(38,108)
Bloomberg Commodity Total Return Index(M)	US Treasury Bill - 3 Month Auction Avg Discount + 11bps–	Merrill Lynch International	3/31/22	115,061	(57,022)	—	(57,022)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/16/21	143	(1,283)	—	(1,283)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/16/21	576	(7,675)	—	(7,675)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/16/21	605	(8,090)	—	(8,090)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/16/21	771	(10,274)	—	(10,274)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/16/21	939	(12,507)	—	(12,507)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/16/21	1,268	(16,892)	—	(16,892)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/16/21	2,544	4,007	—	4,007
FTSE EPRA/NAREIT Developed ex US Index(Q)	3 Month LIBOR +20bps(Q)	Credit Suisse Securities (Europe) Ltd.	4/20/22	20,966	305,678	—	305,678
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(4,059)	14,148	—	14,148
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(2,175)	(17,337)	—	(17,337)
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(2,148)	(1,890)	—	(1,890)
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(2,118)	(4,525)	—	(4,525)
JPMorgan S&P 1500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(882)	(5,862)	—	(5,862)
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(1,406)	(1,320)	—	(1,320)
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(719)	5,069	—	5,069
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(715)	2,638	—	2,638
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(712)	5,078	—	5,078
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(291)	392	—	392
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	1,174	(30,477)	—	(30,477)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	2,829	(96,461)	—	(96,461)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	2,846	(81,419)	—	(81,419)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	2,865	(85,292)	—	(85,292)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	5,855	11,408	—	11,408
JPMorgan S&P 500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(7,300)	(120,398)	—	(120,398)
JPMorgan S&P 500 Anti-Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(4,039)	4,247	—	4,247

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Total return swap agreements outstanding at June 30, 2021 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
JPMorgan S&P 500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(2,423)	$(26,028)	$—	$(26,028)
JPMorgan S&P 500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	(1,383)	932	—	932
JPMorgan S&P 500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	5,927	20,004	—	20,004
JPMorgan S&P 500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	6/09/22	9,735	(340,793)	—	(340,793)
MSCI Emerging Markets ex China Index(Q)	3 Month LIBOR + 52bps(Q)	BNP Paribas S.A.	1/13/22	350	(13)	—	(13)
MSCI Emerging Markets ex China Index(Q)	3 Month LIBOR + 52bps(Q)	BNP Paribas S.A.	1/13/22	706	42,279	—	42,279

					$(730,192)	$—	$(730,192)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(105,928)	$469,578	$(1,229,356)

Reverse repurchase agreements:

During the reporting period ended June 30, 2021, Academic Strategies held reverse repurchase agreements during the period with an average value of $ 5,265 and a daily weighted average interest rate of 0.12%.At June 30, 2021,Academic Strategies did not hold any reverse repurchase agreements.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,719,000	$1,684,048
Goldman Sachs & Co. LLC	15,015,496	24,176,437
JPMorgan Securities LLC	—	324,434
Morgan Stanley & Co. LLC	162,676	20,593,575

Total	$16,897,172	$46,778,494

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$375,036,217	$—	$—
Common Stocks	1,045,080,130	606,237,403	29,967
Exchange-Traded Funds	288,679,675	—	—
Preferred Stocks	—	6,195,684	—
Rights	—	—	1
Asset-Backed Securities
Automobiles	—	849,131	—
Equipment	—	138,264	—
Home Equity Loans	—	4,061,575	—
Other	—	859,495	—
Residential Mortgage-Backed Securities	—	3,990,172	—
Student Loans	—	1,396,666	—
Bank Loans	—	3,239,386	—
Commercial Mortgage-Backed Securities	—	7,312,809	—
Corporate Bonds	—	234,024,651	207,463
Municipal Bonds	—	91,942	—
Residential Mortgage-Backed Securities	—	19,334,887	—
Sovereign Bonds	—	103,698,940	—
U.S. Government Agency Obligations	—	22,288,245	—
U.S. Treasury Obligations	—	433,890,874	—
Foreign Treasury Obligation	—	5,647,898	—
Short-Term Investments
Affiliated Mutual Funds	909,785,478	—	—
Foreign Treasury Obligations	—	3,085,156	—
U.S. Treasury Obligations	—	474,135,094	—
Unaffiliated Funds	122,568,203	—	—
Options Purchased	138,188	22,788,035	—

Total	$2,741,287,891	$1,953,266,307	$237,431

Liabilities
Options Written	$(690,996)	$(419,635)	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$5,129,070	$—	$—
Commodity Futures Contracts	8,203,538	—	—
OTC Forward Foreign Currency Exchange Contracts	—	19,894,502	—
Centrally Cleared Credit Default Swap Agreements	—	31,886	—
OTC Credit Default Swap Agreements	—	7,998	—
OTC Currency Swap Agreements	—	9,327	—
Centrally Cleared Inflation Swap Agreements	—	837,806	—
Centrally Cleared Interest Rate Swap Agreements	—	8,809,109	—
OTC Interest Rate Swap Agreements	—	16,871	—
OTC Total Return Swap Agreements	—	415,880	—

Total	$13,332,608	$30,023,379	$—

Liabilities
Forward Commitment Contracts	$—	$(12,290,692)	$—
Financial Futures Contracts	(7,315,444)	—	—
Commodity Futures Contracts	(7,392,038)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(16,975,519)	—
Centrally Cleared Credit Default Swap Agreements	—	(105,025)	—
OTC Credit Default Swap Agreements	—	(112,352)	—
Centrally Cleared Inflation Swap Agreements	—	(155,457)	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,035,252)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Interest Rate Swap Agreements	$—	$(57,358)	$—
OTC Total Return Swap Agreements	—	(1,146,072)	—

Total	$(14,707,482)	$(33,877,727)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	28.3%
U.S. Treasury Obligations	20.0
Equity Real Estate Investment Trusts (REITs)	7.5
Exchange-Traded Funds	6.3
Banks	3.6
Unaffiliated Funds	2.7
Sovereign Bonds	2.3
Software	1.9
Pharmaceuticals	1.8
Semiconductors & Semiconductor Equipment	1.4
IT Services	1.4
Technology Hardware, Storage & Peripherals	1.1
Interactive Media & Services	1.0
Insurance	1.0
Oil, Gas & Consumable Fuels	0.9
Health Care Equipment & Supplies	0.9
Capital Markets	0.8
Internet & Direct Marketing Retail	0.8
Metals & Mining	0.8
Machinery	0.8
Automobiles	0.7
Textiles, Apparel & Luxury Goods	0.7
Entertainment	0.6
Hotels, Restaurants & Leisure	0.6
Health Care Providers & Services	0.6
Chemicals	0.5
Electric Utilities	0.5
Residential Mortgage-Backed Securities	0.5
Food Products	0.5
Options Purchased	0.5
U.S. Government Agency Obligations	0.5
Diversified Financial Services	0.5
Life Sciences Tools & Services	0.5
Specialty Retail	0.5
Trading Companies & Distributors	0.5
Oil & Gas	0.5
Beverages	0.5
Aerospace & Defense	0.4
Tobacco	0.4
Food & Staples Retailing	0.4
Media	0.4
Electrical Equipment	0.4
Personal Products	0.4
Biotechnology	0.3

Diversified Telecommunication Services	0.3%
Industrial Conglomerates	0.3
Household Durables	0.3
Pipelines	0.3
Real Estate Management & Development	0.3
Building Products	0.2
Air Freight & Logistics	0.2
Professional Services	0.2
Electronic Equipment, Instruments & Components	0.2
Road & Rail	0.2
Wireless Telecommunication Services	0.2
Household Products	0.2
Real Estate Investment Trusts (REITs)	0.2
Telecommunications	0.2
Commercial Mortgage-Backed Securities	0.2
Marine	0.2
Healthcare-Services	0.2
Multi-Utilities	0.1
Multiline Retail	0.1
Auto Manufacturers	0.1
Foreign Treasury Obligation	0.1
Electric	0.1
Consumer Finance	0.1
Commercial Services & Supplies	0.1
Construction Materials	0.1
Communications Equipment	0.1
Leisure Products	0.1
Home Equity Loans	0.1
Airlines	0.1
Commercial Services	0.1
Internet	0.1
Construction & Engineering	0.1
Auto Components	0.1
Mining	0.1
Foreign Treasury Obligations	0.1
Agriculture	0.1
Containers & Packaging	0.1
Transportation Infrastructure	0.1
Distributors	0.1
Semiconductors	0.1
Energy Equipment & Services	0.0	*
Machinery-Diversified	0.0	*
Foods	0.0	*
Diversified Consumer Services	0.0	*
Retail	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Independent Power & Renewable Electricity Producers	0.0	*%
Lodging	0.0	*
Student Loans	0.0	*
Trucking & Leasing	0.0	*
Building Materials	0.0	*
Miscellaneous Manufacturing	0.0	*
Auto Parts & Equipment	0.0	*
Real Estate	0.0	*
Gas Utilities	0.0	*
Other	0.0	*
Savings & Loans	0.0	*
Apparel	0.0	*
Home Builders	0.0	*
Multi-National	0.0	*
Health Care Technology	0.0	*
Iron/Steel	0.0	*
Gas	0.0	*
Electrical Components & Equipment	0.0	*
Paper & Forest Products	0.0	*
Engineering & Construction	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Household Products/Wares	0.0	*

Computers	0.0	*%
Water Utilities	0.0	*
Healthcare-Products	0.0	*
Private Equity	0.0	*
Transportation	0.0	*
Equipment	0.0	*
Municipal Bonds	0.0	*
Packaging & Containers	0.0	*
Distribution/Wholesale	0.0	*
Forest Products & Paper	0.0	*
Leisure Time	0.0	*
Environmental Control	0.0	*
Cosmetics/Personal Care	0.0	*
Oil & Gas Services	0.0	*

	103.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$8,180,093	*	Due from/to broker-variation margin futures	$7,392,038	*
Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	57,022
Credit contracts	Due from/to broker-variation margin swaps	31,886*		Due from/to broker-variation margin swaps	105,025*
Credit contracts	—	—		Premiums received for OTC swap agreements	105,928
Credit contracts	Unaffiliated investments	9,747		Options written outstanding, at value	18,341
Credit contracts	Unrealized appreciation on OTC swap agreements	27,500		Unrealized depreciation on OTC swap agreements	25,926
Equity contracts	Due from/to broker-variation margin futures	1,695,183	*	Due from/to broker-variation margin futures	5,298,553	*
Equity contracts	Unaffiliated investments	22,328,197		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	415,880		Unrealized depreciation on OTC swap agreements	1,089,050
Foreign exchange contracts	Due from/to broker-variation margin futures	23,445*		Due from/to broker-variation margin futures	392,578*
Foreign exchange contracts	Unaffiliated investments	388,402		Options written outstanding, at value	314,526

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$19,894,502		Unrealized depreciation on OTC forward foreign currency exchange contracts	$16,975,519
Interest rate contracts	Due from/to broker-variation margin futures	3,433,887	*	Due from/to broker-variation margin futures	1,624,313	*
Interest rate contracts	Due from/to broker-variation margin swaps	9,646,915	*	Due from/to broker-variation margin swaps	3,190,709	*
Interest rate contracts	Unaffiliated investments	199,877		Options written outstanding, at value	777,764
Interest rate contracts	Unrealized appreciation on OTC swap agreements	26,198		Unrealized depreciation on OTC swap agreements	57,358

		$66,301,712			$37,424,650

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$19,017,335	$—	$10,986,232
Credit contracts	—	108,186	—	—	(193,307)
Equity contracts	—	—	38,790,105	—	15,776,270
Foreign exchange contracts	(916,027)	1,461,703	395,199	(5,895,856)	—
Interest rate contracts	(1,274,154)	3,457,086	(8,152,283)	—	(1,516,050)

Total	$(2,190,181)	$5,026,975	$50,050,356	$(5,895,856)	$25,053,145

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$(5,106,598)	$—	$(3,916,362)
Credit contracts	2,143	(6,209)	—	—	171,256
Equity contracts	687,400	—	(9,906,336)	—	(3,322,900)
Foreign exchange contracts	(155,277)	246,694	(468,642)	5,114,869	—
Interest rate contracts	16,883	(45,398)	3,249,932	—	2,802,550

Total	$551,149	$195,087	$(12,231,644)	$5,114,869	$(4,265,456)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)

$8,106,246	$196,864,352	$1,168,356,578	$456,879,804	$862,350,719

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)

$1,028,021,138	$553,807,600	$32,440,828

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$14,369,513	$2,280,000	$403,005,617	$63,139,712

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$133,710,204	$(133,710,204)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3)	$14,380	$(16,425)	$(2,045)	$—	$(2,045)
Bank of America, N.A.(5)	1,346	(43,648)	(42,302)	42,302	—
Bank of America, N.A.(7)	232	—	232	—	232
Barclays Bank PLC(3)	83,049	(82,097)	952	—	952
Barclays Bank PLC(6)	5,889,064	(5,321,586)	567,478	(567,478)	—
Barclays Bank PLC(7)	—	(222,826)	(222,826)	180,000	(42,826)
BNP Paribas S.A.(3)	66,510	(112,650)	(46,140)	—	(46,140)
BNP Paribas S.A.(5)	43,793	(12,712)	31,081	(31,081)	—
BNP Paribas S.A.(7)	155,111	(204,690)	(49,579)	49,579	—
Citibank, N.A.(3)	260,805	(183,921)	76,884	(76,884)	—
Citibank, N.A.(4)	2,173,976	(1,706,992)	466,984	—	466,984
Citibank, N.A.(5)	559,684	(475,321)	84,363	(84,363)	—
Citibank, N.A.(7)	—	(138)	(138)	—	(138)
Commonwealth Bank of Australia(7)	941	—	941	—	941
Credit Suisse International(3)	—	(1,899)	(1,899)	—	(1,899)
Credit Suisse Securities (Europe) Ltd.(8-a)	305,678	—	305,678	(305,678)	—
Deutsche Bank AG(3)	—	(2,662)	(2,662)	—	(2,662)
Goldman Sachs Bank USA(3)	349,919	(86,118)	263,801	(260,000)	3,801

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount

Goldman Sachs Bank USA(5)	$337,772	$(442,784)	$(105,012)	$80,000	$(25,012)
Goldman Sachs International(3)	2,620	(29,693)	(27,073)	27,073	—
Goldman Sachs International(7)	12,772	(1,692)	11,080	—	11,080
HSBC Bank USA, N.A.(3)	67,998	(48,084)	19,914	—	19,914
JPMorgan Chase Bank, N.A.(3)	731,838	(30,922)	700,916	(650,000)	50,916
JPMorgan Chase Bank, N.A.(5)	38,792	(81,185)	(42,393)	42,393	—
JPMorgan Chase Bank, N.A.(7)	520,278	(853,738)	(333,460)	333,460	—
Merrill Lynch International(8-a)	—	(57,022)	(57,022)	—	(57,022)
Morgan Stanley & Co. International PLC(3)	70,402	(54,662)	15,740	—	15,740
Morgan Stanley & Co. International PLC(6)	7,930,985	(8,340,927)	(409,942)	409,942	—
Morgan Stanley Capital Services LLC(3)	—	(17,978)	(17,978)	17,978	—
Morgan Stanley Capital Services LLC(5)	1,098,963	(195,073)	903,890	(862,387)	41,503
Natwest Markets PLC(3)	33,345	(37,645)	(4,300)	—	(4,300)
Standard Chartered Bank, London(3)	26,677	—	26,677	—	26,677
The Bank of New York Mellon(7)	680	—	680	—	680
The Toronto-Dominion Bank(9)	9,347	—	9,347	—	9,347
UBS AG(3)	8,823	(1,814)	7,009	—	7,009
UBS AG(7)	28,138	(63,534)	(35,396)	—	(35,396)

	$20,823,918	$(18,730,438)	$2,093,480	$(1,655,144)	$438,336

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PIMCO International Hedge managed sleeve
(4)	AQR managed sleeve
(5)	Western Asset Management (Macro Opportunities) managed sleeve
(6)	First Quadrant managed sleeve
(7)	Morgan Stanley managed sleeve
(8-a)	QMA (ETF’s) managed sleeve
(8-b)	QMA (Aff. Funds) managed sleeve
(9)	PGIM Fixed Income (Core Plus) managed sleeve

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $133,710,204:
Unaffiliated investments (cost $3,398,024,715)	$3,409,969,934
Affiliated investments (cost $1,235,354,469)	1,284,821,695
Cash	54,851,804
Foreign currency, at value (cost $11,900,982)	11,847,157
Cash segregated for counterparty — OTC	960,000
Receivable for investments sold	61,193,723
Unrealized appreciation on OTC forward foreign currency exchange contracts	19,894,502
Deposit with broker for centrally cleared/exchange-traded derivatives	16,897,172
Dividends and interest receivable	6,923,072
Due from broker-variation margin futures	5,069,701
Tax reclaim receivable	719,198
Unrealized appreciation on OTC swap agreements	469,578
Deposit with broker for securities sold short	228,742
Due from broker-variation margin swaps	63,464
Receivable from affiliate	17,224
Prepaid expenses and other assets	723,663

Total Assets	4,874,650,629

LIABILITIES
Payable for investments purchased	156,262,464
Payable to broker for collateral for securities on loan	136,927,787
Unrealized depreciation on OTC forward foreign currency exchange contracts	16,975,519
Forward commitment contracts, at value (proceeds receivable $12,250,701)	12,290,692
Cash segregated from counterparty — OTC	2,560,000
Due to broker-variation margin futures	1,598,501
Payable for Portfolio shares purchased	1,432,199
Unrealized depreciation on OTC swap agreements	1,229,356
Options written outstanding, at value (premiums received $1,408,622)	1,110,631
Management fee payable	966,866
Accrued expenses and other liabilities	601,889
Due to broker-variation margin swaps	560,121
Payable to affiliate	415,123
Distribution fee payable	167,117
Premiums received for OTC swap agreements	105,928
Dividends payable on securities sold short	54,034
Affiliated transfer agent fee payable	433

Total Liabilities	333,258,660

NET ASSETS	$4,541,391,969

Net assets were comprised of:
Partners’ Equity	$4,541,391,969

Net asset value and redemption price per share, $4,541,391,969 / 251,069,414 outstanding shares of beneficial interest	$18.09

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $106,985 foreign withholding tax)	$14,342,647
Unaffiliated dividend income (net of $707,000 foreign withholding tax, of which $206,271 is reimbursable by an affiliate)	8,839,433
Affiliated dividend income	349,928
Income from securities lending, net (including affiliated income of $27,632)	43,160

Total income	23,575,168

EXPENSES
Management fee	14,555,821
Distribution fee	3,113,349
Custodian and accounting fees	913,624
Dividends on securities sold short	688,931
Broker fees and expenses on short sales	177,202
Audit fee	56,183
Trustees’ fees	30,847
Legal fees and expenses	21,617
Shareholders’ reports	16,353
Interest expense on borrowed bonds - short and reverse repurchase agreements	15,884
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,602
Miscellaneous	43,295

Total expenses	19,636,708
Less: Fee waiver and/or expense reimbursement	(578,422)
Distribution fee waiver	(116,324)

Net expenses	18,941,962

NET INVESTMENT INCOME (LOSS)	4,633,206

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $763,793,741) (net of foreign capital gains taxes $(37,392))	872,095,266
Futures transactions	50,050,356
Forward currency contract transactions	(5,895,856)
Options written transactions	5,026,975
Short sales transactions	(38,872,269)
Swap agreements transactions	25,053,145
Foreign currency transactions	(224,301)

907,233,316

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(502,563,525))	(597,366,823)
Futures	(12,231,644)
Forward currency contracts	5,114,869
Options written	195,087
Short sales	24,928,357
Swap agreements	(4,265,456)
Foreign currencies	119,204

(583,506,406)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	323,726,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$328,360,116

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,633,206	$3,255,479
Net realized gain (loss) on investment and foreign currency transactions	907,233,316	234,571,093
Net capital gain distributions received	—	5,364
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(583,506,406)	(157,286,094)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	328,360,116	80,545,842

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,693,568 and 159,752,420 shares, respectively]	29,553,525	2,275,611,865
Portfolio shares purchased [14,296,786 and 185,296,515 shares, respectively]	(247,300,804)	(2,587,400,009)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(217,747,279)	(311,788,144)

TOTAL INCREASE (DECREASE)	110,612,837	(231,242,302)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
NET ASSETS:
Beginning of period	4,430,779,132	4,662,021,434

End of period	$4,541,391,969	$4,430,779,132

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 69.6%
AFFILIATED MUTUAL FUNDS — 28.8%
AST BlackRock/Loomis Sayles Bond Portfolio*	13,957,376	$219,409,956
AST ClearBridge Dividend Growth Portfolio*	12,943,696	337,571,582
AST Emerging Markets Equity Portfolio*	5,619,767	62,267,024
AST Global Bond Portfolio*	77,900,690	942,598,349
AST Goldman Sachs Small-Cap Value Portfolio*	5,215,083	160,415,961
AST High Yield Portfolio*	6,069,247	74,166,194
AST Hotchkis & Wiley Large-Cap Value Portfolio*	4,321,087	178,590,513
AST Jennison Large-Cap Growth Portfolio*	1,852,814	127,343,921
AST MFS Growth Portfolio*	2,730,749	134,325,522
AST MFS Large-Cap Value Portfolio*	8,096,765	225,332,971
AST Prudential Core Bond Portfolio*	54,760,356	764,454,570
AST Small-Cap Growth Opportunities Portfolio*	3,671,129	123,643,635
AST Small-Cap Growth Portfolio*	1,467,302	123,693,562
AST Small-Cap Value Portfolio*	4,420,827	161,934,883
AST T. Rowe Price Large-Cap Growth Portfolio*	1,669,579	121,545,364
AST T. Rowe Price Natural Resources Portfolio*	4,800,803	121,844,391
AST Western Asset Core Plus Bond Portfolio*	33,456,204	498,497,434
AST Western Asset Emerging Markets Debt Portfolio*	2,333,020	30,072,626

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,839,689,594)(wd)		4,407,708,458

COMMON STOCKS — 40.4%
Aerospace & Defense — 0.5%
Airbus SE (France)*	15,999	2,063,112
Curtiss-Wright Corp.	24,900	2,957,124
General Dynamics Corp.	79,373	14,942,761
Howmet Aerospace, Inc.*	238,800	8,231,436
L3Harris Technologies, Inc.	13,229	2,859,448
Lockheed Martin Corp.	37,300	14,112,455
Northrop Grumman Corp.	26,632	9,678,868
Raytheon Technologies Corp.	130,073	11,096,528
Teledyne Technologies, Inc.*	18,000	7,538,940

		73,480,672

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	209,848	14,291,788
Expeditors International of Washington, Inc.	20,500	2,595,300
FedEx Corp.	39,467	11,774,190
United Parcel Service, Inc. (Class B Stock)	117,577	24,452,489
XPO Logistics, Inc.*	20,400	2,853,756
Yamato Holdings Co. Ltd. (Japan)	56,300	1,601,598

		57,569,121

Airlines — 0.0%
Alaska Air Group, Inc.*	40,800	2,460,648

	Shares	Value

COMMON STOCKS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.*	44,567	$1,927,968

		4,388,616

Auto Components — 0.1%
Aisin Corp. (Japan)	28,000	1,201,014
Aptiv PLC*	16,334	2,569,828
Bridgestone Corp. (Japan)	41,100	1,874,661
Cie Generale des Etablissements Michelin SCA (France)	3,712	592,287
Magna International, Inc. (Canada)	25,348	2,348,239
Sumitomo Electric Industries Ltd. (Japan)	61,900	915,638

		9,501,667

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	79,562	8,442,158
Daimler AG (Germany)	163,921	14,658,391
Ferrari NV (Italy)	23,558	4,855,220
General Motors Co.*	314,080	18,584,113
Harley-Davidson, Inc.	109,800	5,031,036
Isuzu Motors Ltd. (Japan)	689,500	9,088,266
Kia Corp. (South Korea)	4,895	389,916
Stellantis NV	95,640	1,884,763
Tesla, Inc.*	51,664	35,116,021
Thor Industries, Inc.	34,800	3,932,400
Toyota Motor Corp. (Japan)	79,900	6,980,355
Volkswagen AG (Germany)	2,597	855,182
Yamaha Motor Co. Ltd. (Japan)	279,459	7,587,794

		117,405,615

Banks — 2.3%
Absa Group Ltd. (South Africa)*	114,669	1,088,791
Australia & New Zealand Banking Group Ltd. (Australia)	235,140	4,975,454
Banco Bilbao Vizcaya Argentaria SA (Spain)*	555,813	3,450,316
Bank Hapoalim BM (Israel)*	94,060	755,237
Bank Leumi Le-Israel BM (Israel)*	826,109	6,274,085
Bank of America Corp.	739,538	30,491,152
Bank of China Ltd. (China) (Class H Stock)	1,207,000	433,742
Bank of Ireland Group PLC (Ireland)*	114,406	614,814
Bank of Nova Scotia (The) (Canada)	28,689	1,865,850
BNP Paribas SA (France)	256,162	16,053,590
China Construction Bank Corp. (China) (Class H Stock)	2,356,000	1,851,212
Citigroup, Inc.	392,666	27,781,120
Commonwealth Bank of Australia (Australia)	187,813	14,115,143
Credit Agricole SA (France)	511,018	7,169,680
DBS Group Holdings Ltd. (Singapore)	608,700	13,593,348
DNB ASA (Norway)	309,907	6,758,630
East West Bancorp, Inc.	19,600	1,405,124
Fifth Third Bancorp	127,400	4,870,502
First Horizon Corp.	471,800	8,152,704
FNB Corp.	160,500	1,978,965

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Hana Financial Group, Inc. (South Korea)	23,393	$959,879
HSBC Holdings PLC (United Kingdom)	277,706	1,603,055
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	662,000	388,305
JPMorgan Chase & Co.	300,824	46,790,165
KB Financial Group, Inc. (South Korea)	11,895	590,532
KeyCorp	207,400	4,282,810
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,632,500	14,210,357
Mizrahi Tefahot Bank Ltd. (Israel)*	18,804	579,090
Mizuho Financial Group, Inc. (Japan)	52,000	743,876
National Australia Bank Ltd. (Australia)	333,051	6,569,745
Natwest Group PLC (United Kingdom)	437,124	1,230,502
Nordea Bank Abp (Finland)	1,054,689	11,756,482
Oversea-Chinese Banking Corp. Ltd. (Singapore)	276,800	2,466,173
PNC Financial Services Group, Inc. (The)	193,134	36,842,242
Regions Financial Corp.	50,400	1,017,072
Resona Holdings, Inc. (Japan)	171,200	659,865
Sberbank of Russia PJSC (Russia), ADR	104,938	1,745,134
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	266,850	3,449,648
Sumitomo Mitsui Financial Group, Inc. (Japan)	106,600	3,666,931
SVB Financial Group*	1,243	691,642
Svenska Handelsbanken AB (Sweden) (Class A Stock)	122,045	1,380,134
Synovus Financial Corp.	48,700	2,136,956
Tisco Financial Group PCL (Thailand)	465,800	1,290,834
Toronto-Dominion Bank (The) (Canada)	8,699	609,618
Truist Financial Corp.	230,146	12,773,103
U.S. Bancorp	175,475	9,996,811
United Overseas Bank Ltd. (Singapore)	97,600	1,881,426
Wells Fargo & Co.	548,633	24,847,589
Westpac Banking Corp. (Australia)	302,444	5,860,309
Zions Bancorp NA	30,400	1,606,944

		356,306,688

Beverages — 0.6%
Ambev SA (Brazil)	167,800	575,549
Anheuser-Busch InBev SA/NV (Belgium), ADR	19,439	1,399,802
Boston Beer Co., Inc. (The) (Class A Stock)*	822	839,098
Carlsberg A/S (Denmark) (Class B Stock)	8,640	1,611,555
Coca-Cola Co. (The)	579,794	31,372,653
Coca-Cola Europacific Partners PLC (United Kingdom)	33,608	1,993,627
Coca-Cola HBC AG (Russia)*	16,403	595,305
Diageo PLC (United Kingdom)	183,747	8,843,308
Diageo PLC (United Kingdom), ADR	29,751	5,702,969
Kirin Holdings Co. Ltd. (Japan)	58,900	1,147,752
Monster Beverage Corp.*	25,170	2,299,279

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	148,271	$21,969,314
Pernod Ricard SA (France)	21,176	4,703,951
Remy Cointreau SA (France)	13,233	2,733,777

		85,787,939

Biotechnology — 0.5%
AbbVie, Inc.	229,551	25,856,625
Abcam PLC (United Kingdom)*	92,503	1,772,615
Amgen, Inc.	15,830	3,858,562
Argenx SE (Netherlands), ADR*	9,909	2,983,303
Biogen, Inc.*	34,572	11,971,246
BioMarin Pharmaceutical, Inc.*	14,442	1,205,040
Moderna, Inc.*	60,000	14,098,800
Regeneron Pharmaceuticals, Inc.*	17,359	9,695,696
Vertex Pharmaceuticals, Inc.*	55,800	11,250,954

		82,692,841

Building Products — 0.4%
AGC, Inc. (Japan)	15,900	666,916
Carrier Global Corp.	229,500	11,153,700
Cie de Saint-Gobain (France)	172,879	11,420,092
Geberit AG (Switzerland)	3,063	2,300,361
Johnson Controls International PLC	206,995	14,206,067
Kingspan Group PLC (Ireland)	12,846	1,214,966
Nibe Industrier AB (Sweden) (Class B Stock)	119,114	1,254,274
Owens Corning	9,500	930,050
Trane Technologies PLC	20,444	3,764,558
Xinyi Glass Holdings Ltd. (Hong Kong)	1,666,000	6,805,959

		53,716,943

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	80,710	1,315,205
Affiliated Managers Group, Inc.	8,700	1,341,627
Ameriprise Financial, Inc.	16,273	4,050,024
Amundi SA (France), 144A	47,269	4,175,609
Apollo Global Management, Inc.	102,027	6,346,079
Bank of New York Mellon Corp. (The)	31,900	1,634,237
BlackRock, Inc.	12,674	11,089,370
Blackstone Group, Inc. (The)	62,016	6,024,234
Carlyle Group, Inc. (The)	19,300	897,064
Charles Schwab Corp. (The)	46,562	3,390,179
CME Group, Inc.	26,718	5,682,384
Credit Suisse Group AG (Switzerland)	54,485	571,824
Daiwa Securities Group, Inc. (Japan)	838,726	4,611,959
Evercore, Inc. (Class A Stock)	6,800	957,236
Goldman Sachs Group, Inc. (The)	92,672	35,171,804
IG Group Holdings PLC (United Kingdom)	141,496	1,666,852
Intercontinental Exchange, Inc.	16,200	1,922,940
Invesco Ltd.	257,000	6,869,610
Janus Henderson Group PLC	24,000	931,440
Julius Baer Group Ltd. (Switzerland)	162,486	10,632,618
KKR & Co., Inc.	137,634	8,153,438
Lazard Ltd. (Class A Stock)	24,254	1,097,494
Moody’s Corp.	34,600	12,538,002
Morgan Stanley	236,977	21,728,421
Morningstar, Inc.	2,192	563,585

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
MSCI, Inc.	19,600	$10,448,368
Northern Trust Corp.	84,654	9,787,695
Partners Group Holding AG (Switzerland)	802	1,216,680
Raymond James Financial, Inc.	60,000	7,794,000
S&P Global, Inc.	11,316	4,644,652
Schroders PLC (United Kingdom)	69,361	3,370,645
St. James’s Place PLC (United Kingdom)	44,498	908,472
Standard Life Aberdeen PLC (United Kingdom)	182,423	685,994
T. Rowe Price Group, Inc.	14,819	2,933,717
UBS Group AG (Switzerland)	1,023,734	15,677,003

		210,830,461

Chemicals — 0.7%
Air Products & Chemicals, Inc.	14,891	4,283,843
Akzo Nobel NV (Netherlands)	15,616	1,932,762
Celanese Corp.	43,600	6,609,760
Chemours Co. (The)	134,400	4,677,120
Covestro AG (Germany), 144A	148,348	9,612,558
Dow, Inc.	177,402	11,225,999
DuPont de Nemours, Inc.	134,900	10,442,609
Eastman Chemical Co.	39,941	4,663,112
Ecolab, Inc.	8,935	1,840,342
Evonik Industries AG (Germany)	17,412	585,185
FMC Corp.	15,806	1,710,209
Givaudan SA (Switzerland)	989	4,606,825
Linde PLC (United Kingdom) (NYSE)	18,064	5,222,303
Linde PLC (United Kingdom) (AQUIS)	1,989	576,382
Mitsubishi Chemical Holdings Corp. (Japan)	80,200	674,977
Mitsui Chemicals, Inc. (Japan)	253,800	8,793,030
Mosaic Co. (The)	272,500	8,695,475
Nitto Denko Corp. (Japan)	20,600	1,537,628
Olin Corp.	68,000	3,145,680
Orbia Advance Corp. SAB de CV (Mexico)	186,919	488,630
PPG Industries, Inc.	43,479	7,381,430
Sumitomo Chemical Co. Ltd. (Japan)	120,300	638,800
Tosoh Corp. (Japan)	84,200	1,455,847
Umicore SA (Belgium)	16,072	980,741
Westlake Chemical Corp.	97,105	8,748,190

		110,529,437

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	140,580	1,210,834
Clean Harbors, Inc.*	33,200	3,092,248
Copart, Inc.*	56,100	7,395,663
Republic Services, Inc.	74,182	8,160,762
Securitas AB (Sweden) (Class B Stock)	34,776	549,058
Transcontinental, Inc. (Canada) (Class A Stock)	77,196	1,449,760

		21,858,325

Communications Equipment — 0.2%
Cisco Systems, Inc.	215,219	11,406,607
Motorola Solutions, Inc.	38,900	8,435,465

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	86,528	$1,088,528
Ubiquiti, Inc.	10,600	3,309,214
VTech Holdings Ltd. (Hong Kong)	81,500	858,882

		25,098,696

Construction & Engineering — 0.0%
Skanska AB (Sweden) (Class B Stock)	205,572	5,453,997

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	125,000	661,852
Eagle Materials, Inc.	16,400	2,330,604
Holcim Ltd. (Switzerland)*	189,262	11,383,978
Martin Marietta Materials, Inc.	10,700	3,764,367

		18,140,801

Consumer Finance — 0.3%
AEON Financial Service Co. Ltd. (Japan)	48,200	570,185
American Express Co.	121,605	20,092,794
Capital One Financial Corp.	123,948	19,173,516
SLM Corp.	153,397	3,212,133

		43,048,628

Containers & Packaging — 0.1%
Avery Dennison Corp.	52,566	11,051,476
Crown Holdings, Inc.	53,348	5,452,699
Smurfit Kappa Group PLC (Ireland)	20,352	1,108,200
Westrock Co.	44,300	2,357,646

		19,970,021

Distributors — 0.1%
D’ieteren Group (Belgium)	3,621	439,596
Genuine Parts Co.	52,600	6,652,322
LKQ Corp.*	63,400	3,120,548

		10,212,466

Diversified Consumer Services — 0.1%
Service Corp. International	164,241	8,801,675

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	130,800	36,351,936
Industrivarden AB (Sweden) (Class C Stock)	74,281	2,719,750
M&G PLC (United Kingdom)	1,788,955	5,679,526

		44,751,212

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	481,100	13,846,058
Deutsche Telekom AG (Germany)	147,896	3,128,354
Hellenic Telecommunications Organization SA (Greece)	40,765	684,007
Swisscom AG (Switzerland)	12,863	7,351,017
Telecom Italia SpA (Italy)	1,062,367	528,087
Telefonica SA (Spain)	2,154,326	10,078,891
United Internet AG (Germany)	13,712	560,331

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	487,698	$27,325,719

		63,502,464

Electric Utilities — 0.6%
Avangrid, Inc.	84,500	4,345,835
Chubu Electric Power Co., Inc. (Japan)	377,300	4,608,686
CLP Holdings Ltd. (Hong Kong)	247,000	2,442,765
Edison International	40,700	2,353,274
Endesa SA (Spain)	26,640	647,218
Enel SpA (Italy)	531,441	4,952,063
Energisa SA (Brazil), UTS	84,200	784,815
Entergy Corp.	72,100	7,188,370
Evergy, Inc.	140,700	8,502,501
Exelon Corp.	31,000	1,373,610
Fortum OYJ (Finland)	331,845	9,159,048
Hawaiian Electric Industries, Inc.	71,645	3,029,151
Iberdrola SA (Spain)	577,627	7,042,326
IDACORP, Inc.	11,700	1,140,750
Kansai Electric Power Co., Inc. (The) (Japan)	59,000	563,173
NextEra Energy, Inc.	126,282	9,253,945
Power Assets Holdings Ltd. (Hong Kong)	115,000	705,812
PPL Corp.	89,200	2,494,924
Red Electrica Corp. SA (Spain)	309,995	5,762,275
Southern Co. (The)	128,600	7,781,586
SSE PLC (United Kingdom)	171,595	3,579,911
Tohoku Electric Power Co., Inc. (Japan)	382,014	2,990,711
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	53,421	397,183
Xcel Energy, Inc.	97,852	6,446,490

		97,546,422

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	144,389	4,907,568
AMETEK, Inc.	68,300	9,118,050
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)*	48,902	4,047,940
Eaton Corp. PLC	81,000	12,002,580
Emerson Electric Co.	171,562	16,511,127
Generac Holdings, Inc.*	1,296	538,034
Legrand SA (France)	30,490	3,231,246
Mitsubishi Electric Corp. (Japan)	150,300	2,179,263
nVent Electric PLC	30,100	940,324
Regal Beloit Corp.	18,200	2,429,882
Schneider Electric SE	64,847	10,216,551
Signify NV (Netherlands), 144A	20,462	1,297,377

		67,419,942

Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.*	18,000	2,048,940
Corning, Inc.	406,554	16,628,059
Hexagon AB (Sweden) (Class B Stock)	163,326	2,421,897
Hon Hai Precision Industry Co. Ltd. (Taiwan)	132,000	532,456
Keyence Corp. (Japan)	8,220	4,148,719
Littelfuse, Inc.	4,317	1,099,928

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Shimadzu Corp. (Japan)	48,400	$1,871,868
SYNNEX Corp.	24,600	2,995,296
Zebra Technologies Corp. (Class A Stock)*	18,900	10,007,361

		41,754,524

Energy Equipment & Services — 0.1%
Halliburton Co.	398,400	9,211,008
Tenaris SA	49,928	546,832

		9,757,840

Entertainment — 0.7%
Activision Blizzard, Inc.	59,600	5,688,224
Bilibili, Inc. (China), ADR*	21,523	2,622,362
Capcom Co. Ltd. (Japan)	17,700	518,220
DeNA Co. Ltd. (Japan)	20,900	444,386
Electronic Arts, Inc.	69,800	10,039,334
GungHo Online Entertainment, Inc. (Japan)	64,800	1,287,157
Konami Holdings Corp. (Japan)	122,497	7,329,641
Netflix, Inc.*	48,585	25,663,083
Nintendo Co. Ltd. (Japan)	26,100	15,137,143
Playtika Holding Corp.*	54,600	1,301,664
Sea Ltd. (Taiwan), ADR*	40,670	11,167,982
Spotify Technology SA*	3,400	937,006
Walt Disney Co. (The)*	147,842	25,986,188
World Wrestling Entertainment, Inc. (Class A Stock)	63,100	3,652,859

		111,775,249

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.	29,906	5,441,098
American Campus Communities, Inc.	40,472	1,890,852
American Tower Corp.	45,884	12,395,104
Apartment Income REIT Corp.	32,400	1,536,732
AvalonBay Communities, Inc.	39,904	8,327,566
Boston Properties, Inc.	6,528	748,043
Brixmor Property Group, Inc.	56,800	1,300,152
Camden Property Trust	7,100	941,957
Cousins Properties, Inc.	14,527	534,303
Crown Castle International Corp.	33,703	6,575,455
Dexus (Australia)*	88,883	709,833
Duke Realty Corp.	53,700	2,542,695
Equinix, Inc.	3,144	2,523,374
Equity Residential	47,100	3,626,700
Extra Space Storage, Inc.	8,000	1,310,560
Gaming & Leisure Properties, Inc.	11,540	534,648
Goodman Group (Australia)	778,090	12,341,497
Highwoods Properties, Inc.	20,600	930,502
Invitation Homes, Inc.	49,600	1,849,584
Japan Real Estate Investment Corp. (Japan)	106	652,147
Lamar Advertising Co. (Class A Stock)	45,900	4,792,878
Link REIT (Hong Kong)	173,700	1,680,847
Medical Properties Trust, Inc.	415,800	8,357,580
Nomura Real Estate Master Fund, Inc. (Japan)	354	567,630
Prologis, Inc.	172,940	20,671,518

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage	15,700	$4,720,833
Realty Income Corp.	6,021	401,842
Regency Centers Corp.	25,100	1,608,157
SBA Communications Corp.	41,742	13,303,175
Stockland (Australia)	1,422,651	4,964,606
Ventas, Inc.	18,697	1,067,599
Vornado Realty Trust	6,362	296,915
Welltower, Inc.	22,300	1,853,130
Weyerhaeuser Co.	278,900	9,599,738

		140,599,250

Food & Staples Retailing — 0.5%
Albertson’s Cos., Inc. (Class A Stock)	83,000	1,631,780
BIM Birlesik Magazalar A/S (Turkey)	63,547	453,983
Carrefour SA (France)	50,342	992,972
Costco Wholesale Corp.	13,415	5,307,913
Etablissements Franz Colruyt NV (Belgium)	9,336	522,926
J Sainsbury PLC (United Kingdom)	151,103	568,909
Kesko OYJ (Finland) (Class B Stock)	73,676	2,723,474
Koninklijke Ahold Delhaize NV (Netherlands)	382,116	11,353,785
Seven & i Holdings Co. Ltd. (Japan)	107,300	5,128,412
Sugi Holdings Co. Ltd. (Japan)	8,100	590,250
Sysco Corp.	145,704	11,328,486
Tesco PLC (United Kingdom)	1,042,649	3,217,436
Walgreens Boots Alliance, Inc.	102,700	5,403,047
Wal-Mart de Mexico SAB de CV (Mexico)	242,744	792,870
Walmart, Inc.	233,482	32,925,632

		82,941,875

Food Products — 0.6%
Ajinomoto Co., Inc. (Japan)	37,700	979,358
Bunge Ltd.	56,000	4,376,400
Darling Ingredients, Inc.*	14,944	1,008,720
Gruma SAB de CV (Mexico) (Class B Stock)	45,723	513,931
Hershey Co. (The)	43,280	7,538,511
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	155,500	886,555
JBS SA	95,445	560,143
Kraft Heinz Co. (The)	236,000	9,624,080
Mondelez International, Inc. (Class A Stock)	298,791	18,656,510
Nestle SA (Switzerland)	244,394	30,446,959
NH Foods Ltd. (Japan)	13,800	537,317
Orkla ASA (Norway)	541,675	5,525,768
Tyson Foods, Inc. (Class A Stock)	115,400	8,511,904
Viscofan SA (Spain)	11,726	817,722
Wilmar International Ltd. (China)	2,136,100	7,186,182

		97,170,060

Gas Utilities — 0.0%
Enagas SA (Spain)	24,235	560,633
Italgas SpA (Italy)	124,309	813,926
Osaka Gas Co. Ltd. (Japan)	30,900	575,075
Snam SpA (Italy)	169,223	977,186

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities (cont’d.)
UGI Corp.	27,200	$1,259,632

		4,186,452

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	283,672	32,886,095
Alcon, Inc. (Switzerland) (XSWX)	21,503	1,510,095
Alcon, Inc. (Switzerland) (NYSE)	28,443	1,998,405
Align Technology, Inc.*	20,356	12,437,516
Baxter International, Inc.	36,800	2,962,400
Becton, Dickinson & Co.	64,856	15,772,331
Boston Scientific Corp.*	358,194	15,316,375
Cooper Cos., Inc. (The)	2,927	1,159,882
Danaher Corp.	87,925	23,595,553
DENTSPLY SIRONA, Inc.	54,900	3,472,974
Envista Holdings Corp.*	30,800	1,330,868
GN Store Nord A/S (Denmark)	10,693	935,841
Hill-Rom Holdings, Inc.	9,669	1,098,302
Hoya Corp. (Japan)	34,900	4,604,349
Intuitive Surgical, Inc.*	4,047	3,721,783
Koninklijke Philips NV (Netherlands)	55,020	2,728,552
Medtronic PLC	99,963	12,408,407
Menicon Co. Ltd. (Japan)	37,373	2,607,825
Olympus Corp. (Japan)	17,800	353,472
Sonova Holding AG (Switzerland)	28,553	10,757,934
Straumann Holding AG (Switzerland)	3,148	5,025,729
Stryker Corp.	71,345	18,530,437
Teleflex, Inc.	10,900	4,379,511
Top Glove Corp. Bhd (Malaysia)	390,900	391,592
Zimmer Biomet Holdings, Inc.	19,841	3,190,830

		183,177,058

Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.*	19,444	1,220,111
AmerisourceBergen Corp.	17,428	1,995,332
Amplifon SpA (Italy)	12,087	597,046
Anthem, Inc.	11,800	4,505,240
Centene Corp.*	122,300	8,919,339
Cigna Corp.	83,553	19,807,910
CVS Health Corp.	157,300	13,125,112
Fresenius Medical Care AG & Co. KGaA (Germany)	35,239	2,931,662
Fresenius SE & Co. KGaA (Germany)	201,439	10,517,388
H.U. Group Holdings, Inc. (Japan)	27,200	702,097
HCA Healthcare, Inc.	27,400	5,664,676
Humana, Inc.	22,500	9,961,200
Laboratory Corp. of America Holdings*	40,060	11,050,551
Medipal Holdings Corp. (Japan)	178,300	3,404,772
Molina Healthcare, Inc.*	20,539	5,197,599
Sonic Healthcare Ltd. (Australia)	219,226	6,326,720
UnitedHealth Group, Inc.	93,102	37,281,765

		143,208,520

Health Care Technology — 0.0%
Change Healthcare, Inc.*	24,025	553,536
Veeva Systems, Inc. (Class A Stock)*	13,000	4,042,350

		4,595,886

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	3,640	$557,430
Aramark	126,030	4,694,617
Booking Holdings, Inc.*	2,351	5,144,200
Caesars Entertainment, Inc.*	13,800	1,431,750
Darden Restaurants, Inc.	58,459	8,534,429
Evolution AB (Sweden), 144A	49,988	7,926,234
Flutter Entertainment PLC (Ireland)*	6,967	1,266,801
La Francaise des Jeux SAEM (France), 144A	67,153	3,955,363
Las Vegas Sands Corp.*	28,600	1,506,934
Marriott International, Inc. (Class A Stock)*	104,138	14,216,920
McDonald’s Corp.	145,077	33,511,336
McDonald’s Holdings Co. Japan Ltd. (Japan)	158,852	7,011,736
MGM Resorts International	202,329	8,629,332
Penn National Gaming, Inc.*	11,717	896,233
Royal Caribbean Cruises Ltd.*	23,013	1,962,549
Starbucks Corp.	169,711	18,975,387
Tabcorp Holdings Ltd. (Australia)	565,448	2,200,350
Yum China Holdings, Inc. (China)	34,201	2,265,816
Yum! Brands, Inc.	42,931	4,938,353

		129,625,770

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	326,266	3,138,073
D.R. Horton, Inc.	106,464	9,621,152
Electrolux AB (Sweden) (Class B Stock)	19,999	556,058
Husqvarna AB (Sweden) (Class B Stock)	255,127	3,396,478
Iida Group Holdings Co. Ltd. (Japan)	233,200	6,007,930
Lennar Corp. (Class A Stock)	6,299	625,806
Mohawk Industries, Inc.*	16,600	3,190,354
Newell Brands, Inc.	176,196	4,840,104
Persimmon PLC (United Kingdom)	116,636	4,796,196
PulteGroup, Inc.	148,300	8,092,731
SEB SA (France)	3,026	546,610
Sekisui House Ltd. (Japan)	51,100	1,046,853
Sony Group Corp. (Japan)	102,200	9,892,886
Toll Brothers, Inc.	9,142	528,499

		56,279,730

Household Products — 0.3%
Colgate-Palmolive Co.	31,900	2,595,065
Henkel AG & Co. KGaA (Germany)	8,617	794,268
Kimberly-Clark Corp.	7,200	963,216
Procter & Gamble Co. (The)	233,422	31,495,630
Reckitt Benckiser Group PLC (United Kingdom)	45,651	4,046,295
Spectrum Brands Holdings, Inc.	23,000	1,955,920

		41,850,394

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	302,600	7,888,782

Industrial Conglomerates — 0.4%
3M Co.	20,600	4,091,778

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Carlisle Cos., Inc.	10,900	$2,086,042
CK Hutchison Holdings Ltd. (United Kingdom)	223,000	1,735,535
DCC PLC (United Kingdom)	88,579	7,263,717
General Electric Co.	1,339,765	18,033,237
Hitachi Ltd. (Japan)	132,900	7,589,886
Honeywell International, Inc.	58,530	12,838,556
Siemens AG (Germany)	61,529	9,754,339
Smiths Group PLC (United Kingdom)	33,664	743,317

		64,136,407

Insurance — 1.2%
Ageas SA/NV (Belgium)	110,551	6,131,332
AIA Group Ltd. (Hong Kong)	316,800	3,946,182
Alleghany Corp.*	1,664	1,110,005
Allianz SE (Germany)	34,042	8,494,249
Allstate Corp. (The)	77,300	10,083,012
American Financial Group, Inc.	36,200	4,514,864
American International Group, Inc.	60,400	2,875,040
Arthur J. Gallagher & Co.	43,005	6,024,140
Assicurazioni Generali SpA (Italy)	91,456	1,836,879
Axis Capital Holdings Ltd.	11,167	547,295
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	538,000	1,691,156
Chubb Ltd.	64,087	10,185,988
Dai-ichi Life Holdings, Inc. (Japan)	487,900	8,967,192
Fairfax Financial Holdings Ltd. (Canada)	3,063	1,343,213
Hartford Financial Services Group, Inc. (The)	110,689	6,859,397
iA Financial Corp., Inc. (Canada)	11,561	629,438
Japan Post Holdings Co. Ltd. (Japan)*	1,139,200	9,334,258
Legal & General Group PLC (United Kingdom)	2,576,072	9,198,063
Lincoln National Corp.	22,700	1,426,468
Loews Corp.	29,500	1,612,175
Manulife Financial Corp. (Canada)	122,135	2,404,077
Markel Corp.*	4,300	5,102,853
Marsh & McLennan Cos., Inc.	107,549	15,129,993
Medibank Private Ltd. (Australia)	235,810	559,411
MetLife, Inc.	315,257	18,868,131
NN Group NV (Netherlands)	199,402	9,425,203
Old Republic International Corp.	49,700	1,238,027
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	584,000	511,648
Poste Italiane SpA (Italy), 144A	344,983	4,561,251
Progressive Corp. (The)	39,694	3,898,348
RenaissanceRe Holdings Ltd. (Bermuda)	11,543	1,717,829
Samsung Fire & Marine Insurance Co.
Ltd. (South Korea)	8,898	1,742,870
Swiss Life Holding AG (Switzerland)	12,637	6,147,292
Travelers Cos., Inc. (The)	65,600	9,820,976
W.R. Berkley Corp.	22,200	1,652,346

		179,590,601

Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	38,393	93,747,643

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	22,100	$55,389,672
Auto Trader Group PLC (United Kingdom), 144A*	73,018	640,073
carsales.com Ltd. (Australia)	51,567	764,222
Facebook, Inc. (Class A Stock)*	250,961	87,261,649
NAVER Corp. (South Korea)	4,056	1,507,772
Pinterest, Inc. (Class A Stock)*	16,630	1,312,939
REA Group Ltd. (Australia)	11,191	1,424,406
Scout24 AG (Germany), 144A*	5,526	466,166
Tencent Holdings Ltd. (China)	87,530	6,601,281

		249,115,823

Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*	17,030	3,862,063
Amazon.com, Inc.*	43,765	150,558,602
HelloFresh SE (Germany)*	108,185	10,544,268
JD.com, Inc. (China), ADR*	10,399	829,944
Meituan (China) (Class B Stock), 144A*	39,915	1,648,316
MercadoLibre, Inc. (Argentina)*	6,669	10,388,902
Qurate Retail, Inc. (Class A Stock)	196,400	2,570,876
Zalando SE (Germany), 144A*	19,133	2,317,992
ZOZO, Inc. (Japan)	51,400	1,743,249

		184,464,212

IT Services — 1.7%
Accenture PLC (Class A Stock)	61,342	18,083,008
Adyen NV (Netherlands), 144A*	6,310	15,446,882
Affirm Holdings, Inc.*	9,276	624,739
Akamai Technologies, Inc.*	30,461	3,551,753
Automatic Data Processing, Inc.	70,500	14,002,710
Broadridge Financial Solutions, Inc.	11,900	1,922,207
Capgemini SE (France)	13,318	2,562,052
Cognizant Technology Solutions Corp. (Class A Stock)	21,100	1,461,386
Concentrix Corp.*	13,400	2,154,720
Dlocal Ltd. (Uruguay)*	34,655	1,820,427
EPAM Systems, Inc.*	19,800	10,117,008
Fidelity National Information Services, Inc.	42,532	6,025,508
Fiserv, Inc.*	108,400	11,586,876
FleetCor Technologies, Inc.*	11,979	3,067,343
Fujitsu Ltd. (Japan)	86,700	16,244,567
Gartner, Inc.*	39,818	9,643,919
Genpact Ltd.	19,400	881,342
GMO Payment Gateway, Inc. (Japan)	23,167	3,008,140
Infosys Ltd. (India), ADR	76,412	1,619,170
International Business Machines Corp.	22,881	3,354,126
Mastercard, Inc. (Class A Stock)	77,353	28,240,807
Paychex, Inc.	30,200	3,240,460
PayPal Holdings, Inc.*	102,535	29,886,902
SCSK Corp. (Japan)	9,400	560,046
Shopify, Inc. (Canada) (Class A Stock)*	8,004	11,693,684
Snowflake, Inc. (Class A Stock)*	5,585	1,350,453
VeriSign, Inc.*	41,000	9,335,290
Visa, Inc. (Class A Stock)	202,866	47,434,128

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Wix.com Ltd. (Israel)*	19,447	$5,645,075

		264,564,728

Leisure Products — 0.1%
Brunswick Corp.	99,371	9,899,339
Hasbro, Inc.	19,445	1,837,941
Polaris, Inc.	20,300	2,780,288
Sega Sammy Holdings, Inc. (Japan)	61,100	801,996
Shimano, Inc. (Japan)	24,500	5,824,852
Yamaha Corp. (Japan)	11,000	596,856

		21,741,272

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	27,100	4,005,651
Avantor, Inc.*	47,607	1,690,525
Bio-Rad Laboratories, Inc. (Class A Stock)*	2,800	1,804,012
Eurofins Scientific SE (Luxembourg)*	145,198	16,625,039
IQVIA Holdings, Inc.*	51,556	12,493,050
Mettler-Toledo International, Inc.*	6,800	9,420,312
Sartorius Stedim Biotech (France)	2,270	1,075,891
Syneos Health, Inc.*	6,459	578,016
Thermo Fisher Scientific, Inc.	55,411	27,953,187
Wuxi Biologics Cayman, Inc. (China), 144A*	486,971	8,920,333

		84,566,016

Machinery — 1.1%
AGCO Corp.	55,400	7,223,052
Airtac International Group (China)	12,000	465,282
Alfa Laval AB (Sweden)	25,964	919,261
Atlas Copco AB (Sweden) (Class A Stock)	55,857	3,427,364
Atlas Copco AB (Sweden) (Class B Stock)	32,769	1,726,032
Caterpillar, Inc.	42,702	9,293,236
CNH Industrial NV (United Kingdom)	583,224	9,698,026
Crane Co.	19,400	1,791,978
Cummins, Inc.	39,800	9,703,638
Deere & Co.	58,354	20,582,039
Doosan Bobcat, Inc. (South Korea)*	9,258	395,538
Dover Corp.	41,748	6,287,249
Epiroc AB (Sweden) (Class A Stock)	179,934	4,105,934
Epiroc AB (Sweden) (Class B Stock)	32,321	635,361
Fortive Corp.	52,099	3,633,384
GEA Group AG (Germany)	57,107	2,314,806
Kubota Corp. (Japan)	24,800	501,976
Lincoln Electric Holdings, Inc.	4,321	569,119
Makita Corp. (Japan)	17,700	833,155
MINEBEA MITSUMI, Inc. (Japan)	29,500	779,823
NGK Insulators Ltd. (Japan)	31,400	528,622
Nordson Corp.	2,719	596,848
Oshkosh Corp.	136,783	17,048,633
Otis Worldwide Corp.	109,823	8,980,227
Parker-Hannifin Corp.	54,011	16,587,318
Sandvik AB (Sweden)	94,219	2,410,044
SKF AB (Sweden) (Class B Stock)	31,558	804,537

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Spirax-Sarco Engineering PLC (United Kingdom)	22,478	$4,230,200
Stanley Black & Decker, Inc.	57,021	11,688,735
Techtronic Industries Co. Ltd. (Hong Kong)	998,346	17,424,881
Volvo AB (Sweden) (Class B Stock)	119,831	2,892,347
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	291,200	305,444

		168,384,089

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	265	737,752
AP Moller - Maersk A/S (Denmark) (Class B Stock)	2,799	8,064,862
Kuehne + Nagel International AG (Switzerland)	4,507	1,543,531
Nippon Yusen KK (Japan)	221,500	11,244,747

		21,590,892

Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	1,725	1,244,501
Comcast Corp. (Class A Stock)	748,773	42,695,036
CyberAgent, Inc. (Japan)	34,400	736,857
Fox Corp. (Class A Stock)	84,500	3,137,485
Fox Corp. (Class B Stock)	64,700	2,277,440
News Corp. (Class A Stock)	253,600	6,535,272
News Corp. (Class B Stock)	45,400	1,105,490
Nexstar Media Group, Inc. (Class A Stock)	11,700	1,730,196
Omnicom Group, Inc.	11,600	927,884
Publicis Groupe SA (France)	28,602	1,831,270

		62,221,431

Metals & Mining — 0.7%
Alcoa Corp.*	28,800	1,060,992
ArcelorMittal SA (Luxembourg)	370,829	11,476,898
BHP Group Ltd. (Australia)	247,938	9,080,427
BHP Group PLC (Australia)	460,263	13,635,992
BlueScope Steel Ltd. (Australia)	525,022	8,704,737
Boliden AB (Sweden)	101,463	3,911,391
Evraz PLC (Russia)	62,928	517,907
Fortescue Metals Group Ltd. (Australia)	143,413	2,521,407
Freeport-McMoRan, Inc.	354,973	13,173,048
Glencore PLC (Australia)*	270,390	1,164,808
Impala Platinum Holdings Ltd. (South Africa)	26,209	433,217
JFE Holdings, Inc. (Japan)	32,300	380,626
Newcrest Mining Ltd. (Australia)	68,237	1,301,624
Norsk Hydro ASA (Norway)	755	4,831
POSCO (South Korea)	4,101	1,271,884
Reliance Steel & Aluminum Co.	47,600	7,182,840
Rio Tinto Ltd. (Australia)	31,508	3,007,353
Rio Tinto PLC (Australia)	236,033	19,542,570
Sibanye Stillwater Ltd. (South Africa)	96,849	405,986
Southern Copper Corp. (Peru)	19,700	1,267,104

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	77,343	$4,609,643
Sumitomo Metal Mining Co. Ltd. (Japan)	19,500	762,672
Vale SA (Brazil)	47,900	1,088,628

		106,506,585

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.	20,726	542,399

Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	152,471	1,213,005
Next PLC (United Kingdom)*	25,425	2,773,406
Target Corp.	70,860	17,129,697
Wesfarmers Ltd. (Australia)	92,539	4,107,003

		25,223,111

Multi-Utilities — 0.3%
Ameren Corp.	36,360	2,910,254
CenterPoint Energy, Inc.	565,036	13,854,683
CMS Energy Corp.	32,265	1,906,216
Dominion Energy, Inc.	69,953	5,146,442
E.ON SE (Germany)	335,248	3,883,013
Public Service Enterprise Group, Inc.	136,350	8,145,549
Sempra Energy	27,578	3,653,534

		39,499,691

Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway)	22,375	718,877
APA Corp.	130,600	2,824,878
Cheniere Energy, Inc.*	51,400	4,458,436
Chevron Corp.	221,049	23,152,672
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,774,000	1,407,169
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	735,500	1,444,913
ConocoPhillips	401,038	24,423,214
Enbridge, Inc. (Canada)	208,016	8,328,961
ENEOS Holdings, Inc. (Japan)	2,311,800	9,697,086
Eni SpA (Italy)	51,116	623,882
EOG Resources, Inc.	120,179	10,027,736
Equinor ASA (Norway)	219,778	4,673,876
Exxon Mobil Corp.	420,100	26,499,908
Galp Energia SGPS SA (Portugal)	73,870	803,073
Hess Corp.	51,800	4,523,176
HollyFrontier Corp.	28,100	924,490
Kinder Morgan, Inc.	553,600	10,092,128
LUKOIL PJSC (Russia), ADR	21,512	1,979,104
Lundin Energy AB (Sweden)	16,613	589,597
OMV AG (Austria)	146,261	8,380,055
ONEOK, Inc.	17,300	962,572
Pembina Pipeline Corp. (Canada)	21,156	672,261
PetroChina Co. Ltd. (China) (Class H Stock)	1,056,000	516,871
Phillips 66	17,000	1,458,940
Pioneer Natural Resources Co.	4,100	666,332
Repsol SA (Spain)	125,643	1,577,206
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	342,775	6,881,903

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Targa Resources Corp.	25,385	$1,128,363
TotalEnergies SE (France)	207,551	9,400,974
Tourmaline Oil Corp. (Canada)	47,278	1,351,290
Valero Energy Corp.	57,101	4,458,446
Washington H Soul Pattinson & Co. Ltd. (Australia)	59,600	1,510,190
Williams Cos., Inc. (The)	489,801	13,004,217

		189,162,796

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	41,033	1,085,247

Personal Products — 0.3%
Amorepacific Corp. (South Korea)	1,736	388,728
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,200	11,832,576
L’Oreal SA (France)	33,470	14,947,420
Unilever PLC (United Kingdom)	371,830	21,762,275

		48,930,999

Pharmaceuticals — 1.9%
Astellas Pharma, Inc. (Japan)	148,800	2,591,656
AstraZeneca PLC (United Kingdom)	35,295	4,243,156
AstraZeneca PLC (United Kingdom), ADR	52,649	3,153,675
Bayer AG (Germany)	73,773	4,490,995
Bristol-Myers Squibb Co.	531,111	35,488,837
Chugai Pharmaceutical Co. Ltd. (Japan)	52,900	2,091,080
Elanco Animal Health, Inc.*	116,200	4,030,978
Eli Lilly & Co.	97,817	22,450,958
GlaxoSmithKline PLC (United Kingdom)	417,848	8,217,025
Ipsen SA (France)	41,073	4,275,410
Jazz Pharmaceuticals PLC*	6,245	1,109,362
Johnson & Johnson	276,067	45,479,278
Kyowa Kirin Co. Ltd. (Japan)	19,000	674,504
Merck & Co., Inc.	69,594	5,412,325
Merck KGaA (Germany)	53,764	10,312,403
Novartis AG (Switzerland)	124,374	11,336,587
Novo Nordisk A/S (Denmark) (Class B Stock)	178,185	14,932,026
Ono Pharmaceutical Co. Ltd. (Japan)	30,700	684,694
Organon & Co.*	1,525	46,146
Orion OYJ (Finland) (Class B Stock)	80,460	3,462,450
Otsuka Holdings Co. Ltd. (Japan)	237,500	9,843,587
Pfizer, Inc.	650,322	25,466,610
Roche Holding AG (Switzerland)	59,604	22,458,011
Sanofi (France)	181,928	19,093,631
Shionogi & Co. Ltd. (Japan)	189,100	9,852,467
Takeda Pharmaceutical Co. Ltd. (Japan)	132,800	4,446,666
Zoetis, Inc.	61,670	11,492,821

		287,137,338

Professional Services — 0.3%
Adecco Group AG (Switzerland)	142,358	9,698,821
CoStar Group, Inc.*	11,000	911,020
Experian PLC (United Kingdom)	41,289	1,594,305

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
IHS Markit Ltd.	26,341	$2,967,577
Leidos Holdings, Inc.	48,471	4,900,418
ManpowerGroup, Inc.	14,800	1,759,868
Persol Holdings Co. Ltd. (Japan)	19,600	387,083
Randstad NV (Netherlands)	115,503	8,851,162
Science Applications International Corp.	10,200	894,846
Teleperformance (France)	4,865	1,978,595
TransUnion	79,600	8,740,876
Wolters Kluwer NV (Netherlands)	15,973	1,606,707

		44,291,278

Real Estate Management & Development — 0.3%
Agile Group Holdings Ltd. (China)	356,000	462,048
Aldar Properties PJSC (United Arab Emirates)	1,071,546	1,115,196
Ascendas India Trust (Singapore), UTS	480,000	496,661
CBRE Group, Inc. (Class A Stock)*	80,098	6,866,802
CK Asset Holdings Ltd. (Hong Kong)	188,500	1,299,444
Daito Trust Construction Co. Ltd. (Japan)	40,900	4,472,583
Daiwa House Industry Co. Ltd. (Japan)	46,000	1,380,871
Deutsche Wohnen SE (Germany)	28,597	1,750,167
Fastighets AB Balder (Sweden) (Class B Stock)*	9,054	567,892
Henderson Land Development Co. Ltd. (Hong Kong)	124,000	587,488
Jones Lang LaSalle, Inc.*	12,600	2,462,796
LEG Immobilien SE (Germany)	5,555	800,843
Mitsubishi Estate Co. Ltd. (Japan)	98,500	1,588,329
Nomura Real Estate Holdings, Inc. (Japan)	184,800	4,679,538
Shimao Group Holdings Ltd. (China)	190,000	464,398
Sun Hung Kai Properties Ltd. (Hong Kong)	639,000	9,509,536

		38,504,592

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	5,639	433,615
CSX Corp.	278,900	8,947,112
J.B. Hunt Transport Services, Inc.	7,011	1,142,442
Knight-Swift Transportation Holdings, Inc.	20,100	913,746
Norfolk Southern Corp.	96,439	25,595,875
Old Dominion Freight Line, Inc.	35,400	8,984,520
Ryder System, Inc.	57,800	4,296,274
Sankyu, Inc. (Japan)	25,800	1,118,711
Schneider National, Inc. (Class B Stock)	43,100	938,287
TFI International, Inc. (Canada)	54,658	4,984,263
Uber Technologies, Inc.*	55,396	2,776,448
Union Pacific Corp.	33,077	7,274,625

		67,405,918

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*	26,215	2,462,375
Advantest Corp. (Japan)	16,800	1,507,932

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.	74,512	$12,827,986
Applied Materials, Inc.	71,900	10,238,560
ASM International NV (Netherlands)	17,630	5,823,961
ASML Holding NV (Netherlands) (XAMS)	43,635	30,072,210
ASML Holding NV (Netherlands) (XNGS)	16,247	11,224,077
Broadcom, Inc.	65,229	31,103,796
Disco Corp. (Japan)	2,400	730,446
Entegris, Inc.	27,614	3,395,694
Intel Corp.	448,787	25,194,902
Lam Research Corp.	27,663	18,000,314
Micron Technology, Inc.*	74,800	6,356,504
MKS Instruments, Inc.	25,800	4,591,110
NVIDIA Corp.	40,641	32,516,864
NXP Semiconductors NV (China)	76,243	15,684,710
ON Semiconductor Corp.*	30,400	1,163,712
Qorvo, Inc.*	21,800	4,265,170
QUALCOMM, Inc.	213,492	30,514,412
Rohm Co. Ltd. (Japan)	7,400	681,624
Silicon Motion Technology Corp. (Taiwan), ADR	9,302	596,258
Skyworks Solutions, Inc.	4,800	920,400
STMicroelectronics NV (Switzerland)	56,360	2,051,882
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	149,825	18,002,972
Texas Instruments, Inc.	185,627	35,696,072
Tokyo Electron Ltd. (Japan)	25,700	11,134,257
United Microelectronics Corp. (Taiwan)	278,000	531,625
Universal Display Corp.	15,655	3,480,576

		320,770,401

Software — 2.8%
Adobe, Inc.*	63,295	37,068,084
ANSYS, Inc.*	18,800	6,524,728
Atlassian Corp. PLC (Class A Stock)*	30,881	7,932,094
Autodesk, Inc.*	23,000	6,713,700
CDK Global, Inc.	76,500	3,801,285
Ceridian HCM Holding, Inc.*	11,359	1,089,555
Check Point Software Technologies Ltd. (Israel)*	7,100	824,523
Constellation Software, Inc. (Canada)	1,460	2,211,212
Dassault Systemes SE (France)	66,835	16,237,222
Descartes Systems Group, Inc. (The) (Canada)*	5,799	401,055
Intuit, Inc.	39,998	19,605,820
Kingsoft Corp. Ltd. (China)	132,000	792,976
Manhattan Associates, Inc.*	59,500	8,617,980
Microsoft Corp.	746,133	202,127,430
Nice Ltd. (Israel), ADR*	2,654	656,759
Nutanix, Inc. (Class A Stock)*	31,482	1,203,242
Oracle Corp.	133,700	10,407,208
Palo Alto Networks, Inc.*	8,736	3,241,493
Paycom Software, Inc.*	8,900	3,234,883
PTC, Inc.*	14,555	2,056,039
salesforce.com, Inc.*	114,171	27,888,550
SAP SE (Germany)	147,229	20,741,157
ServiceNow, Inc.*	29,200	16,046,860

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Splunk, Inc.*	15,592	$2,254,291
SS&C Technologies Holdings, Inc.	120,100	8,654,406
Synopsys, Inc.*	40,600	11,197,074
UiPath, Inc. (Class A Stock)*	14,044	954,009
VMware, Inc. (Class A Stock)*	11,214	1,793,904
WiseTech Global Ltd. (Australia)	26,543	635,739
Workday, Inc. (Class A Stock)*	11,377	2,716,145
Zoom Video Communications, Inc. (Class A Stock)*	10,200	3,947,706

		431,577,129

Specialty Retail — 0.9%
Advance Auto Parts, Inc.	18,181	3,729,650
AutoNation, Inc.*	32,600	3,090,806
AutoZone, Inc.*	7,000	10,445,540
Best Buy Co., Inc.	23,084	2,654,198
Chow Tai Fook Jewellery Group Ltd. (China)	2,281,400	5,229,761
Dick’s Sporting Goods, Inc.	45,600	4,568,664
Five Below, Inc.*	3,985	770,181
Foot Locker, Inc.	85,400	5,263,202
Gap, Inc. (The)	43,429	1,461,386
Home Depot, Inc. (The)	130,432	41,593,461
JD Sports Fashion PLC (United Kingdom)	42,439	541,041
Kingfisher PLC (United Kingdom)	1,785,893	9,040,960
L Brands, Inc.	124,100	8,942,646
Lowe’s Cos., Inc.	55,984	10,859,217
O’Reilly Automotive, Inc.*	5,562	3,149,260
Ross Stores, Inc.	129,707	16,083,668
TJX Cos., Inc. (The)	51,339	3,461,275
Tractor Supply Co.	10,389	1,932,977
Ulta Beauty, Inc.*	7,767	2,685,596
Williams-Sonoma, Inc.	6,000	957,900
Yamada Holdings Co. Ltd. (Japan)	116,000	535,947

		136,997,336

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	1,428,474	195,643,799
Brother Industries Ltd. (Japan)	26,800	534,210
Canon, Inc. (Japan)	460,200	10,396,493
Dell Technologies, Inc. (Class C Stock)*	62,500	6,229,375
Hewlett Packard Enterprise Co.	164,300	2,395,494
HP, Inc.	191,300	5,775,347
Logitech International SA (Switzerland)	85,161	10,320,278
Ricoh Co. Ltd. (Japan)	54,200	607,449
Samsung Electronics Co. Ltd. (South Korea)	60,014	4,304,380
Seagate Technology Holdings PLC (Ireland)	13,881	1,220,556
Seiko Epson Corp. (Japan)	265,785	4,675,146
Western Digital Corp.*	126,300	8,988,771

		251,091,298

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)*	22,017	1,293,287

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Burberry Group PLC (United Kingdom)*	20,255	$580,598
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	58,796	7,125,359
Columbia Sportswear Co.	42,300	4,160,628
Deckers Outdoor Corp.*	9,500	3,648,665
Hermes International (France)	12,510	18,265,289
Kering SA (France)	6,161	5,406,037
LVMH Moet Hennessy Louis Vuitton SE (France)	40,365	31,700,444
NIKE, Inc. (Class B Stock)	54,860	8,475,321
Pandora A/S (Denmark)	8,163	1,097,463
Tapestry, Inc.*	186,000	8,087,280
VF Corp.	28,599	2,346,262

		92,186,633

Tobacco — 0.4%
Altria Group, Inc.	255,100	12,163,168
British American Tobacco PLC (United Kingdom)	468,591	18,204,989
Imperial Brands PLC (United Kingdom)	118,538	2,555,673
Japan Tobacco, Inc. (Japan)	623,300	11,762,301
Philip Morris International, Inc.	78,539	7,784,001
Swedish Match AB (Sweden)	928,445	7,924,267

		60,394,399

Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	105,594	7,852,323
Brenntag SE (Germany)	12,746	1,188,391
Ferguson PLC	81,610	11,361,358
ITOCHU Corp. (Japan)	253,800	7,248,795
Marubeni Corp. (Japan)	1,075,300	9,379,270
Mitsui & Co. Ltd. (Japan)	510,900	11,529,336
Toyota Tsusho Corp. (Japan)	119,872	5,684,887
United Rentals, Inc.*	34,510	11,009,035
Univar Solutions, Inc.*	40,200	980,076
W.W. Grainger, Inc.	6,059	2,653,842

		68,887,313

Water Utilities — 0.0%
American Water Works Co., Inc.	23,100	3,560,403

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	68,300	2,127,850
SoftBank Corp. (Japan)	239,900	3,137,906
SoftBank Group Corp. (Japan)	117,900	8,225,061
T-Mobile US, Inc.*	6,400	926,912
Vodafone Group PLC (United Kingdom)	6,174,750	10,417,679

		24,835,408

TOTAL COMMON STOCKS (cost $6,175,049,791)		6,181,791,784

EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE ETF	528,500	41,688,080
iShares MSCI India ETF	59,093	2,614,865

TOTAL EXCHANGE-TRADED FUNDS (cost $45,235,084)		44,302,945

	Shares	Value

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	15,378	$3,864,486

Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	15,517	8,092,377

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	14,841	1,567,656

TOTAL PREFERRED STOCKS (cost $13,550,239)		13,524,519

TOTAL LONG-TERM INVESTMENTS (cost $10,073,524,708)		10,647,327,706

SHORT-TERM INVESTMENTS — 30.4%
AFFILIATED MUTUAL FUND — 28.9%
PGIM Core Ultra Short Bond Fund (cost $4,427,647,540)(wd)	4,427,647,540	4,427,647,540

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 1.5%
U.S. Treasury Bills
0.003%	09/16/21	17,000	16,998,364
0.003%	09/16/21	37,000	36,996,439
0.028%	12/09/21	37,500	37,491,335
0.028%	12/09/21	132,000	131,969,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $223,478,187)			223,455,638

	Shares

UNAFFILIATED FUND — 0.0%
Fidelity Investments Money Market Funds - Treasury Only Portfolio, (Institutional Shares)	2,964,305	2,964,305

(cost $2,964,305)

TOTAL SHORT-TERM INVESTMENTS (cost $4,654,090,032)		4,654,067,483

TOTAL INVESTMENTS—100.0% (cost $14,727,614,740)		15,301,395,189

Liabilities in excess of other assets(z) — (0.0)%		(4,761,573)

NET ASSETS — 100.0%		$15,296,633,616

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
573	2 Year U.S.Treasury Notes	Sep. 2021	$126,243,539	$ (187,037)
1,583	5 Year U.S.Treasury Notes	Sep. 2021	195,389,199	(339,222)
529	10 Year U.S. Treasury Notes	Sep. 2021	70,092,500	473,663
715	20 Year U.S. Treasury Bonds	Sep. 2021	114,936,250	3,544,312
4,591	Mini MSCI EAFE Index	Sep. 2021	528,906,155	(13,799,168)
1,645	Russell 2000 E-Mini Index	Sep. 2021	189,816,550	(1,307,074)
15,463	S&P 500 E-Mini Index	Sep. 2021	3,315,731,090	42,304,678

				$30,690,152

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$120,000	$148,967,864
Morgan Stanley & Co. LLC	—	74,487,774

Total	$120,000	$223,455,638

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$4,407,708,458	$—	$—
Common Stocks
Aerospace & Defense	71,417,560	2,063,112	—
Air Freight & Logistics	41,675,735	15,893,386	—
Airlines	4,388,616	—	—
Auto Components	4,918,067	4,583,600	—
Automobiles	62,663,570	54,742,045	—
Banks	218,140,369	138,166,319	—
Beverages	66,152,291	19,635,648	—
Biotechnology	80,920,226	1,772,615	—
Building Products	30,054,375	23,662,568	—
Capital Markets	165,997,600	44,832,861	—
Chemicals	79,134,702	31,394,735	—
Commercial Services & Supplies	20,098,433	1,759,892	—
Communications Equipment	23,151,286	1,947,410	—
Construction & Engineering	—	5,453,997	—

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Construction Materials	$6,094,971	$12,045,830	$—
Consumer Finance	42,478,443	570,185	—
Containers & Packaging	18,861,821	1,108,200	—
Distributors	9,772,870	439,596	—
Diversified Consumer Services	8,801,675	—	—
Diversified Financial Services	36,351,936	8,399,276	—
Diversified Telecommunication Services	41,171,777	22,330,687	—
Electric Utilities	55,092,434	42,453,988	—
Electrical Equipment	41,539,997	25,879,945	—
Electronic Equipment, Instruments & Components	32,779,584	8,974,940	—
Energy Equipment & Services	9,211,008	546,832	—
Entertainment	87,058,702	24,716,547	—
Equity Real Estate Investment Trusts (REITs)	119,682,690	20,916,560	—
Food & Staples Retailing	57,389,728	25,552,147	—
Food Products	50,790,199	46,379,861	—
Gas Utilities	1,259,632	2,926,820	—
Health Care Equipment & Supplies	154,261,669	28,915,389	—
Health Care Providers & Services	118,728,835	24,479,685	—
Health Care Technology	4,595,886	—	—
Hotels, Restaurants & Leisure	107,265,286	22,360,484	—
Household Durables	26,898,646	29,381,084	—
Household Products	37,009,831	4,840,563	—
Independent Power & Renewable Electricity Producers	7,888,782	—	—
Industrial Conglomerates	37,049,613	27,086,794	—
Insurance	107,043,615	72,546,986	—
Interactive Media & Services	237,711,903	11,403,920	—
Internet & Direct Marketing Retail	168,210,387	16,253,825	—
IT Services	226,743,041	37,821,687	—
Leisure Products	14,517,568	7,223,704	—
Life Sciences Tools & Services	57,944,753	26,621,263	—
Machinery	113,985,456	54,398,633	—
Marine	—	21,590,892	—
Media	59,653,304	2,568,127	—
Metals & Mining	28,382,255	78,124,330	—
Mortgage Real Estate Investment Trusts (REITs)	542,399	—	—
Multiline Retail	17,129,697	8,093,414	—
Multi-Utilities	35,616,678	3,883,013	—
Oil, Gas & Consumable Fuels	140,937,124	48,225,672	—
Paper & Forest Products	—	1,085,247	—
Personal Products	11,832,576	37,098,423	—
Pharmaceuticals	154,130,990	133,006,348	—
Professional Services	20,174,605	24,116,673	—
Real Estate Management & Development	9,329,598	29,174,994	—
Road & Rail	66,287,207	1,118,711	—
Semiconductors & Semiconductor Equipment	268,236,464	52,533,937	—
Software	393,170,035	38,407,094	—
Specialty Retail	121,649,627	15,347,709	—
Technology Hardware, Storage & Peripherals	220,253,342	30,837,956	—
Textiles, Apparel & Luxury Goods	26,718,156	65,468,477	—
Tobacco	19,947,169	40,447,230	—
Trading Companies & Distributors	14,642,953	54,244,360	—
Water Utilities	3,560,403	—	—
Wireless Telecommunication Services	926,912	23,908,496	—
Exchange-Traded Funds	44,302,945	—	—
Preferred Stocks
Automobiles	—	3,864,486	—
Health Care Equipment & Supplies	—	8,092,377	—
Household Products	—	1,567,656	—

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$4,427,647,540	$—	$—
U.S. Treasury Obligations	—	223,455,638	—
Unaffiliated Fund	2,964,305	—	—

Total	$13,402,650,310	$1,898,744,879	$—

Other Financial Instruments*
Assets
Futures Contracts	$46,322,653	$—	$—

Liabilities
Futures Contracts	$(15,632,501)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds	57.7%
Software	2.8
Banks	2.3
Semiconductors & Semiconductor Equipment	2.1
Pharmaceuticals	1.9
IT Services	1.7
Technology Hardware, Storage & Peripherals	1.6
Interactive Media & Services	1.6
U.S. Treasury Obligations	1.5
Capital Markets	1.4
Health Care Equipment & Supplies	1.3
Oil, Gas & Consumable Fuels	1.2
Internet & Direct Marketing Retail	1.2
Insurance	1.2
Machinery	1.1
Health Care Providers & Services	0.9
Equity Real Estate Investment Trusts (REITs)	0.9
Specialty Retail	0.9
Hotels, Restaurants & Leisure	0.9
Automobiles	0.8
Entertainment	0.7
Chemicals	0.7
Metals & Mining	0.7
Electric Utilities	0.6
Food Products	0.6
Textiles, Apparel & Luxury Goods	0.6
Beverages	0.6
Life Sciences Tools & Services	0.6
Food & Staples Retailing	0.5
Biotechnology	0.5
Aerospace & Defense	0.5
Trading Companies & Distributors	0.5
Electrical Equipment	0.4
Road & Rail	0.4
Industrial Conglomerates	0.4
Diversified Telecommunication Services	0.4
Media	0.4

Tobacco	0.4%
Air Freight & Logistics	0.4
Household Durables	0.4
Building Products	0.4
Personal Products	0.3
Diversified Financial Services	0.3
Exchange-Traded Funds	0.3
Professional Services	0.3
Household Products	0.3
Consumer Finance	0.3
Electronic Equipment, Instruments & Components	0.3
Multi-Utilities	0.3
Real Estate Management & Development	0.3
Multiline Retail	0.2
Communications Equipment	0.2
Wireless Telecommunication Services	0.2
Commercial Services & Supplies	0.1
Leisure Products	0.1
Marine	0.1
Containers & Packaging	0.1
Construction Materials	0.1
Distributors	0.1
Energy Equipment & Services	0.1
Auto Components	0.1
Diversified Consumer Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction & Engineering	0.0	*
Health Care Technology	0.0	*
Airlines	0.0	*
Gas Utilities	0.0	*
Water Utilities	0.0	*
Unaffiliated Fund	0.0	*
Paper & Forest Products	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Mortgage Real Estate Investment Trusts (REITs)	0.0	*%

	100.0
Liabilities in excess of other assets	(0.0	)*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$42,304,678	*	Due from/to broker-variation margin futures	$15,106,242	*
Interest rate contracts	Due from/to broker-variation margin futures	4,017,975	*	Due from/to broker-variation margin futures	526,259	*

		$46,322,653			$15,632,501

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$269,536,432
Interest rate contracts	(14,395,913)

Total	$255,140,519

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(11,846,202)
Interest rate contracts	4,448,671

Total	$(7,397,531)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$2,968,147,505

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2021	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2021

ASSETS
Investments at value:
Affiliated investments (cost $8,267,337,134)	$8,835,355,998
Unaffiliated investments (cost $6,460,277,606)	6,466,039,191
Cash	48,089
Receivable for investments sold	133,917,319
Dividends and interest receivable	4,542,024
Due from broker-variation margin futures	2,006,400
Tax reclaim receivable	157,759
Deposit with broker for centrally cleared/exchange-traded derivatives	120,000
Receivable from affiliate	45,124
Prepaid expenses and other assets	141,703

Total Assets	15,442,373,607

LIABILITIES
Payable for investments purchased	138,628,204
Payable for Portfolio shares purchased	5,832,705
Distribution fee payable	488,712
Payable to custodian	421,971
Management fee payable	196,799
Accrued expenses and other liabilities	143,590
Due to broker-variation margin futures	20,833
Payable to affiliate	6,744
Affiliated transfer agent fee payable	433

Total Liabilities	145,739,991

NET ASSETS	$15,296,633,616

Net assets were comprised of:
Partners’ Equity	$15,296,633,616

Net asset value and redemption price per share, $15,296,633,616 / 562,064,855 outstanding shares of beneficial interest	$27.22

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $470,873 foreign withholding tax, of which $64,540 is reimbursable by an affiliate)	$7,777,078
Affiliated dividend income	1,724,735
Interest income (net of $10,552 foreign withholding tax)	11,115

Total income	9,512,928

EXPENSES
Management fee	16,140,541
Distribution fee	2,722,182
Custodian and accounting fees	357,791
Trustees’ fees	90,523
Legal fees and expenses	39,099
Audit fee	12,271
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,596
Shareholders’ reports	3,058
Miscellaneous	219,303

Total expenses	19,588,364
Less: Fee waiver and/or expense reimbursement	(2,204,663)
Distribution fee waiver	(790,026)

Net expenses	16,593,675

NET INVESTMENT INCOME (LOSS)	(7,080,747)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,218,012,959)	3,193,676,396
Futures transactions	255,140,519
Foreign currency transactions	(1,910,068)

3,446,906,847

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,976,010,927))	(1,970,248,889)
Futures	(7,397,531)
Foreign currencies	(32,651)

(1,977,679,071)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,469,227,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,462,147,029

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(7,080,747)	$(5,322,124)
Net realized gain (loss) on investment and foreign currency transactions	3,446,906,847	1,709,298,610
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,977,679,071)	(355,646,484)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,462,147,029	1,348,330,002

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [557,226 and 225,253,468 shares, respectively]	14,338,523	4,265,298,718
Portfolio shares purchased [31,687,119 and 288,795,443 shares, respectively]	(822,694,867)	(5,260,689,705)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(808,356,344)	(995,390,987)

TOTAL INCREASE (DECREASE)	653,790,685	352,939,015
NET ASSETS:
Beginning of period	14,642,842,931	14,289,903,916

End of period.	$15,296,633,616	$14,642,842,931

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 4.6%
Northrop Grumman Corp.	39,143	$14,225,740
Raytheon Technologies Corp.	386,257	32,951,585

		47,177,325

Air Freight & Logistics — 2.4%
United Parcel Service, Inc. (Class B Stock)	115,871	24,097,692

Banks — 7.0%
Bank of America Corp.	558,620	23,031,903
JPMorgan Chase & Co.	121,765	18,939,328
PNC Financial Services Group, Inc. (The)	85,969	16,399,446
U.S. Bancorp	232,136	13,224,788

		71,595,465

Beverages — 2.0%
Coca-Cola Co. (The)	373,276	20,197,964

Capital Markets — 4.7%
Apollo Global Management, Inc.	375,731	23,370,468
Blackstone Group, Inc. (The)(a)	259,348	25,193,065

		48,563,533

Chemicals — 7.2%
Ecolab, Inc.	86,876	17,893,850
Linde PLC (United Kingdom)	87,841	25,394,833
PPG Industries, Inc.	180,300	30,609,531

		73,898,214

Commercial Services & Supplies — 2.2%
Waste Management, Inc.	159,475	22,344,042

Communications Equipment — 1.2%
Cisco Systems, Inc.	240,783	12,761,499

Construction Materials — 1.8%
Vulcan Materials Co.	107,392	18,693,725

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	296,341	16,603,986

Electric Utilities — 2.9%
Edison International	242,079	13,997,008
NextEra Energy, Inc.	207,754	15,224,213

		29,221,221

Entertainment — 1.9%
Walt Disney Co. (The)*	108,177	19,014,271

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	69,391	18,745,285
Boston Properties, Inc.(a)	75,300	8,628,627

		27,373,912

Food Products — 4.0%
Mondelez International, Inc. (Class A Stock)	337,386	21,066,382
Nestle SA (Switzerland), ADR	159,565	19,904,138

		40,970,520

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies — 1.3%
Becton, Dickinson & Co.	54,695	$13,301,277

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	53,323	21,352,662

Household Products — 2.0%
Procter & Gamble Co. (The)	149,735	20,203,744

Insurance — 5.3%
American International Group, Inc.	361,523	17,208,495
MetLife, Inc.	319,584	19,127,102
Travelers Cos., Inc. (The)	122,387	18,322,558

		54,658,155

IT Services — 4.1%
Mastercard, Inc. (Class A Stock)	53,158	19,407,454
Visa, Inc. (Class A Stock)(a)	96,092	22,468,232

		41,875,686

Machinery — 0.6%
Otis Worldwide Corp.	78,775	6,441,432

Media — 2.7%
Comcast Corp. (Class A Stock)	480,930	27,422,629

Multi-Utilities — 3.0%
Public Service Enterprise Group, Inc.	199,102	11,894,353
Sempra Energy	122,096	16,175,278
WEC Energy Group, Inc.	34,383	3,058,368

		31,127,999

Oil, Gas & Consumable Fuels — 5.4%
Enbridge, Inc. (Canada)(a)	508,315	20,352,933
Pioneer Natural Resources Co.	62,722	10,193,579
Williams Cos., Inc. (The)	941,944	25,008,613

		55,555,125

Pharmaceuticals — 7.4%
Johnson & Johnson	135,632	22,344,016
Merck & Co., Inc.	277,554	21,585,375
Pfizer, Inc.	374,293	14,657,314
Zoetis, Inc.	89,865	16,747,241

		75,333,946

Road & Rail — 2.0%
Union Pacific Corp.	91,876	20,206,289

Semiconductors & Semiconductor Equipment — 3.4%
Broadcom, Inc.	18,936	9,029,442
NXP Semiconductors NV (China)	22,074	4,541,063
Texas Instruments, Inc.	110,110	21,174,153

		34,744,658

Software — 6.9%
Microsoft Corp.	205,753	55,738,488
Oracle Corp.	196,268	15,277,501

		71,015,989

Specialty Retail — 2.4%
Home Depot, Inc. (The)	75,608	24,110,635

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	357,922	$49,020,997

TOTAL LONG-TERM INVESTMENTS (cost $743,825,505)		1,018,884,592

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MUTUAL FUND — 4.9%
PGIM Institutional Money Market Fund (cost $50,146,317; includes $50,144,504 of cash collateral for securities on loan)(b)(we)	50,174,465	50,144,360

UNAFFILIATED FUND — 0.3%
Fidelity Government Portfolio, (Institutional Shares)	3,250,349	3,250,349

(cost $3,250,349)

TOTAL SHORT-TERM INVESTMENTS (cost $53,396,666)		53,394,709

TOTAL INVESTMENTS—104.8% (cost $797,222,171)		1,072,279,301
Liabilities in excess of other assets — (4.8)%		(49,544,629)

NET ASSETS — 100.0%		$1,022,734,672

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,555,323; cash collateral of $50,144,504 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$47,177,325	$—	$—
Air Freight & Logistics	24,097,692	—	—
Banks	71,595,465	—	—
Beverages	20,197,964	—	—
Capital Markets	48,563,533	—	—
Chemicals	73,898,214	—	—
Commercial Services & Supplies	22,344,042	—	—
Communications Equipment	12,761,499	—	—
Construction Materials	18,693,725	—	—
Diversified Telecommunication Services	16,603,986	—	—
Electric Utilities	29,221,221	—	—
Entertainment	19,014,271	—	—
Equity Real Estate Investment Trusts (REITs)	27,373,912	—	—
Food Products	40,970,520	—	—
Health Care Equipment & Supplies	13,301,277	—	—
Health Care Providers & Services	21,352,662	—	—
Household Products	20,203,744	—	—
Insurance	54,658,155	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
IT Services	$41,875,686	$—	$—
Machinery	6,441,432	—	—
Media	27,422,629	—	—
Multi-Utilities	31,127,999	—	—
Oil, Gas & Consumable Fuels	55,555,125	—	—
Pharmaceuticals	75,333,946	—	—
Road & Rail	20,206,289	—	—
Semiconductors & Semiconductor Equipment	34,744,658	—	—
Software	71,015,989	—	—
Specialty Retail	24,110,635	—	—
Technology Hardware, Storage & Peripherals	49,020,997	—	—
Short-Term Investments
Affiliated Mutual Fund	50,144,360	—	—
Unaffiliated Fund	3,250,349	—	—

Total	$1,072,279,301	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Pharmaceuticals	7.4%
Chemicals	7.2
Banks	7.0
Software	6.9
Oil, Gas & Consumable Fuels	5.4
Insurance	5.3
Affiliated Mutual Fund (4.9% represents investments purchased with collateral from securities on loan)	4.9
Technology Hardware, Storage & Peripherals	4.8
Capital Markets	4.7
Aerospace & Defense	4.6
IT Services	4.1
Food Products	4.0
Semiconductors & Semiconductor Equipment	3.4
Multi-Utilities	3.0
Electric Utilities	2.9
Media	2.7
Equity Real Estate Investment Trusts (REITs)	2.7
Specialty Retail	2.4

Air Freight & Logistics	2.4%
Commercial Services & Supplies	2.2
Health Care Providers & Services	2.1
Road & Rail	2.0
Household Products	2.0
Beverages	2.0
Entertainment	1.9
Construction Materials	1.8
Diversified Telecommunication Services	1.6
Health Care Equipment & Supplies	1.3
Communications Equipment	1.2
Machinery	0.6
Unaffiliated Fund	0.3

104.8
Liabilities in excess of other assets	(4.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$48,555,323	$(48,555,323)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $48,555,323:
Unaffiliated investments (cost $747,075,854)	$1,022,134,941
Affiliated investments (cost $50,146,317)	50,144,360
Receivable for investments sold	820,560
Dividends receivable	790,562
Tax reclaim receivable	755,020
Receivable for Portfolio shares sold	35,396
Prepaid expenses and other assets	13,423

Total Assets	1,074,694,262

LIABILITIES
Payable to broker for collateral for securities on loan	50,144,504
Payable for investments purchased	1,109,218
Payable to affiliate	357,703
Management fee payable	265,564
Distribution fee payable	41,942
Accrued expenses and other liabilities	35,806
Payable for Portfolio shares purchased	4,420
Affiliated transfer agent fee payable	433

Total Liabilities	51,959,590

NET ASSETS	$1,022,734,672

Net assets were comprised of:
Partners’ Equity	$1,022,734,672

Net asset value and redemption price per share, $1,022,734,672 / 39,208,830 outstanding shares of beneficial interest	$26.08

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $268,456 foreign withholding tax)	$16,024,812
Income from securities lending, net (including affiliated income of $9,694)	13,819

Total income	16,038,631

EXPENSES
Management fee	5,390,329
Distribution fee	2,035,811
Custodian and accounting fees	51,060
Trustees’ fees	14,197
Audit fee	13,610
Legal fees and expenses	11,511
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,598
Shareholders’ reports	2,938
Miscellaneous	34,484

Total expenses	7,557,538
Less: Fee waiver and/or expense reimbursement	(111,983)

Net expenses	7,445,555

NET INVESTMENT INCOME (LOSS)	8,593,076

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,032))	33,978,208
In-kind redemption	213,270,494

247,248,702

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $1,237)	(34,654,911)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	212,593,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$221,186,867

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,593,076	$28,064,529
Net realized gain (loss) on investment transactions	247,248,702	237,548,395
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(34,654,911)	(321,076,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	221,186,867	(55,463,393)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [571,214 and 65,843,244 shares, respectively]	14,293,331	1,245,370,372
Portfolio shares purchased [35,794,349 and 103,671,558 shares, respectively]	(927,433,343)	(1,944,674,255)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(913,140,012)	(699,303,883)

TOTAL INCREASE (DECREASE)	(691,953,145)	(754,767,276)
NET ASSETS:
Beginning of period	1,714,687,817	2,469,455,093

End of period	$1,022,734,672	$1,714,687,817

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.3%
AFFILIATED MUTUAL FUND — 15.0%
AST Western Asset Core Plus Bond Portfolio* (cost $89,142,389)(wd)	6,319,100	$94,154,585
COMMON STOCKS — 69.1%
Aerospace & Defense — 1.1%
Airbus SE (France)*	7,220	931,038
General Dynamics Corp.	552	103,920
Huntington Ingalls Industries, Inc.	1,670	351,952
Lockheed Martin Corp.	375	141,881
Northrop Grumman Corp.	4,782	1,737,922
Raytheon Technologies Corp.	43,076	3,674,814
TransDigm Group, Inc.*	160	103,566

		7,045,093

Air Freight & Logistics — 1.1%
Deutsche Post AG (Germany)	28,215	1,921,595
InPost SA (Poland)*	15,306	308,529
United Parcel Service, Inc. (Class B Stock)	21,777	4,528,963

		6,759,087

Airlines — 0.0%
Southwest Airlines Co.*	1,736	92,164

Auto Components — 0.3%
Aisin Corp. (Japan)	4,000	171,573
Aptiv PLC*	8,424	1,325,348
Toyota Industries Corp. (Japan)	1,500	130,090

		1,627,011

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	3,256	345,487
Daimler AG (Germany)	16,731	1,496,145
Stellantis NV	72,494	1,428,401
Tesla, Inc.*	175	118,947
Toyota Motor Corp. (Japan)	19,100	1,668,646

		5,057,626

Banks — 4.2%
Bank Leumi Le-Israel BM (Israel)*	31,842	241,832
Bank of America Corp.	88,634	3,654,380
Barclays PLC (United Kingdom)	337,203	801,930
BNP Paribas SA (France)	52,911	3,315,915
CaixaBank SA (Spain)	186,558	575,079
Citigroup, Inc.	1,323	93,602
Citizens Financial Group, Inc.	18,053	828,091
Commonwealth Bank of Australia (Australia)	18,682	1,404,051
DBS Group Holdings Ltd. (Singapore)	81,500	1,820,039
Fifth Third Bancorp	2,551	97,525
FinecoBank Banca Fineco SpA (Italy)*	22,649	395,474
ING Groep NV (Netherlands)	158,347	2,101,340
Intesa Sanpaolo SpA (Italy)	171,220	473,077
JPMorgan Chase & Co.	25,775	4,009,043
KBC Group NV (Belgium)	5,158	392,918
KeyCorp.	30,088	621,317
Mitsubishi UFJ Financial Group, Inc. (Japan)	89,300	482,046

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	10,470	$1,997,257
Standard Chartered PLC (United Kingdom)	21,633	138,376
Sumitomo Mitsui Financial Group, Inc. (Japan)	52,800	1,816,266
Truist Financial Corp.	1,739	96,515
U.S. Bancorp	17,808	1,014,522

		26,370,595

Beverages — 1.1%
Anheuser-Busch InBev SA/NV (Belgium)	11,202	809,659
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	9,891	712,251
Budweiser Brewing Co. APAC Ltd. (China), 144A	37,700	118,766
Diageo PLC (United Kingdom), ADR(a)	6,726	1,289,307
Monster Beverage Corp.*	24,205	2,211,127
PepsiCo, Inc.	5,638	835,382
Pernod Ricard SA (France)	4,804	1,067,141

		7,043,633

Biotechnology — 1.2%
AbbVie, Inc.	8,031	904,612
Alexion Pharmaceuticals, Inc.*	2,994	550,028
Amgen, Inc.	9,619	2,344,631
Argenx SE (Netherlands), ADR*	1,653	497,669
BioMarin Pharmaceutical, Inc.*	7,390	616,622
CSL Ltd. (Australia)	5,132	1,100,004
Gilead Sciences, Inc.	1,391	95,784
Regeneron Pharmaceuticals, Inc.*	322	179,850
Vertex Pharmaceuticals, Inc.*	2,624	529,077
Zai Lab Ltd. (China), ADR*	2,488	440,351

		7,258,628

Building Products — 0.8%
A.O. Smith Corp.	2,768	199,462
AGC, Inc. (Japan)	21,700	910,193
Cie de Saint-Gobain (France)	18,161	1,199,685
Fortune Brands Home & Security, Inc.	1,035	103,096
Geberit AG (Switzerland)	2,518	1,891,058
Johnson Controls International PLC	1,592	109,259
Masco Corp.	1,780	104,860
Xinyi Glass Holdings Ltd. (Hong Kong)	116,000	473,884

		4,991,497

Capital Markets — 2.9%
3i Group PLC (United Kingdom)	89,191	1,453,406
Bank of New York Mellon Corp. (The)	24,187	1,239,100
BlackRock, Inc.	123	107,621
Charles Schwab Corp. (The)	23,022	1,676,232
Goldman Sachs Group, Inc. (The)	6,532	2,479,090
Hargreaves Lansdown PLC (United Kingdom)	19,107	421,365
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,500	566,639
Invesco Ltd.	15,377	411,027

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Julius Baer Group Ltd. (Switzerland)	1,970	$128,911
London Stock Exchange Group PLC (United Kingdom)	12,556	1,385,270
MarketAxess Holdings, Inc.	230	106,626
Moody’s Corp.	315	114,147
Morgan Stanley	1,226	112,412
Partners Group Holding AG (Switzerland)	1,717	2,604,787
S&P Global, Inc.	2,809	1,152,954
Singapore Exchange Ltd. (Singapore)	55,700	463,337
T. Rowe Price Group, Inc.	7,567	1,498,039
UBS Group AG (Switzerland)	120,833	1,850,382
Vinci Partners Investments Ltd. (Brazil) (Class A Stock)*	6,499	94,236
XP, Inc. (Brazil) (Class A Stock)*	6,899	300,452

		18,166,033

Chemicals — 2.0%
Air Products & Chemicals, Inc.	5,973	1,718,313
Albemarle Corp.	620	104,445
BASF SE (Germany)	3,991	315,218
Celanese Corp.	638	96,721
Covestro AG (Germany), 144A	5,223	338,437
Dow, Inc.	12,725	805,238
Ecolab, Inc.	5,162	1,063,217
EMS-Chemie Holding AG (Switzerland)	595	585,209
Givaudan SA (Switzerland)	95	442,516
Linde PLC (United Kingdom)	3,397	984,400
LyondellBasell Industries NV (Class A Stock)	10,770	1,107,910
Mitsubishi Chemical Holdings Corp. (Japan)	43,100	362,737
Mitsubishi Gas Chemical Co., Inc. (Japan)	17,100	363,125
Mitsui Chemicals, Inc. (Japan)	20,300	703,304
Nitto Denko Corp. (Japan)	15,200	1,134,561
PPG Industries, Inc.	6,731	1,142,722
Sherwin-Williams Co. (The)	2,054	559,612
Sumitomo Chemical Co. Ltd. (Japan)	72,600	385,510
Tosoh Corp. (Japan)	29,100	503,149

		12,716,344

Commercial Services & Supplies — 0.2%
Rentokil Initial PLC (United Kingdom)	89,114	610,643
Republic Services, Inc.	970	106,710
Rollins, Inc.	8,285	283,347

		1,000,700

Communications Equipment — 0.5%
Cisco Systems, Inc.	28,211	1,495,183
Motorola Solutions, Inc.	7,878	1,708,344

		3,203,527

Construction Materials — 0.3%
CRH PLC (Ireland)	18,049	913,829
James Hardie Industries PLC, CDI	5,278	179,844
Martin Marietta Materials, Inc.	2,716	955,516

		2,049,189

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance — 0.9%
American Express Co.	17,586	$2,905,735
Capital One Financial Corp.	15,167	2,346,183
Discover Financial Services	873	103,267
Synchrony Financial	8,172	396,506

		5,751,691

Distributors — 0.0%
Genuine Parts Co.	808	102,188
LKQ Corp.*	2,102	103,460

		205,648

Diversified Consumer Services — 0.0%
Arco Platform Ltd. (Brazil) (Class A Stock)*	4,837	148,302

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	4,761	1,323,177
Investor AB (Sweden) (Class B Stock)	82,135	1,894,849
Kinnevik AB (Sweden) (Class B Stock)*	18,815	754,145

		3,972,171

Diversified Telecommunication Services — 0.8%
BT Group PLC (United Kingdom)*	153,467	413,143
Cellnex Telecom SA (Spain), 144A	11,392	727,754
Deutsche Telekom AG (Germany)	59,011	1,248,224
Nippon Telegraph & Telephone Corp. (Japan)	89,700	2,334,211

		4,723,332

Electric Utilities — 0.5%
American Electric Power Co., Inc.	1,234	104,384
Edison International	30,585	1,768,425
EDP - Energias de Portugal SA (Portugal)	188,674	1,002,084
Exelon Corp.	3,463	153,446
NextEra Energy, Inc.	1,454	106,549
PPL Corp.	3,651	102,118
Southern Co. (The)	1,654	100,084
Xcel Energy, Inc.	1,505	99,149

		3,436,239

Electrical Equipment — 0.7%
Eaton Corp. PLC	2,364	350,298
Emerson Electric Co.	3,122	300,461
Generac Holdings, Inc.*	330	136,999
Mitsubishi Electric Corp. (Japan)	104,600	1,516,640
Nidec Corp. (Japan)	4,100	473,141
Vertiv Holdings Co.	65,489	1,787,850

		4,565,389

Electronic Equipment, Instruments & Components — 0.7%
Keyence Corp. (Japan)	900	454,239
TE Connectivity Ltd.	27,897	3,771,954

		4,226,193

Energy Equipment & Services — 0.1%
Halliburton Co.	4,341	100,364

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Schlumberger NV	23,079	$738,759

		839,123

Entertainment — 1.0%
Activision Blizzard, Inc.	2,210	210,923
Electronic Arts, Inc.	2,636	379,136
Netflix, Inc.*	718	379,255
Nintendo Co. Ltd. (Japan)	4,103	2,379,605
Sea Ltd. (Taiwan), ADR*	3,400	933,640
Walt Disney Co. (The)*	10,173	1,788,108

		6,070,667

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	5,931	1,602,200
Equinix, Inc.	1,551	1,244,833
Extra Space Storage, Inc.	686	112,381
Goodman Group (Australia)	90,191	1,430,544
Host Hotels & Resorts, Inc.*	5,971	102,044
Kimco Realty Corp.	4,752	99,079
Nomura Real Estate Master Fund, Inc. (Japan)	110	176,382
Public Storage	5,816	1,748,813
Weyerhaeuser Co.	34,097	1,173,619

		7,689,895

Food & Staples Retailing — 0.5%
Koninklijke Ahold Delhaize NV (Netherlands)	16,746	497,573
Kroger Co. (The)	33,327	1,276,757
Lawson, Inc. (Japan)	5,300	245,551
Sysco Corp.	1,310	101,853
Walmart, Inc.	6,556	924,527

		3,046,261

Food Products — 0.6%
Lamb Weston Holdings, Inc.	1,256	101,309
Nestle SA (Switzerland)	30,458	3,794,502
WH Group Ltd. (Hong Kong), 144A (original cost $123,309; purchased 04/27/21 - 06/07/21)(f)	142,500	128,079

		4,023,890

Gas Utilities — 0.2%
Osaka Gas Co. Ltd. (Japan)	41,900	779,794
Tokyo Gas Co. Ltd. (Japan)	40,200	759,205

		1,538,999

Health Care Equipment & Supplies — 2.0%
Alcon, Inc. (Switzerland) (XSWX)(a)	13,414	942,027
Alcon, Inc. (Switzerland) (NYSE)(a)	14,730	1,034,930
Coloplast A/S (Denmark) (Class B Stock)	5,749	944,338
Danaher Corp.	2,701	724,840
Dexcom, Inc.*	285	121,695
DiaSorin SpA (Italy)	1,726	326,163
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	19,149	416,977
Hoya Corp. (Japan)	20,200	2,664,982

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*	3,828	$2,417,574
Intuitive Surgical, Inc.*	830	763,301
Koninklijke Philips NV (Netherlands)	7,308	362,418
Olympus Corp. (Japan)	15,500	307,798
Siemens Healthineers AG (Germany), 144A	5,918	363,607
Sonova Holding AG (Switzerland)	3,372	1,270,471
STERIS PLC	553	114,084

		12,775,205

Health Care Providers & Services — 1.1%
Anthem, Inc.	3,589	1,370,280
Fresenius SE & Co. KGaA (Germany)	4,532	236,622
HCA Healthcare, Inc.	4,628	956,793
Laboratory Corp. of America Holdings*	1,537	423,981
Quest Diagnostics, Inc.	829	109,403
UnitedHealth Group, Inc.	10,179	4,076,079

		7,173,158

Health Care Technology — 0.1%
Cerner Corp.	11,653	910,798

Hotels, Restaurants & Leisure — 0.7%
Booking Holdings, Inc.*	1,253	2,741,677
Chipotle Mexican Grill, Inc.*	78	120,927
Compass Group PLC (United Kingdom)*	30,490	642,768
Domino’s Pizza, Inc.	433	201,990
Las Vegas Sands Corp.*	1,794	94,526
McDonald’s Corp.	452	104,407
Starbucks Corp.	935	104,542
Wynn Resorts Ltd.*	785	96,006
Yum! Brands, Inc.	1,065	122,507

		4,229,350

Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	66,418	638,818
D.R. Horton, Inc.	1,137	102,751
Iida Group Holdings Co. Ltd. (Japan)	16,500	425,089
Lennar Corp. (Class A Stock)	2,351	233,572
Persimmon PLC (United Kingdom)	4,040	166,129
PulteGroup, Inc.	1,843	100,572
Sekisui House Ltd. (Japan)	44,400	909,595
Sony Group Corp. (Japan)	7,000	677,595
Taylor Wimpey PLC (United Kingdom)	110,281	242,943

		3,497,064

Household Products — 0.2%
Colgate-Palmolive Co.	12,931	1,051,937

Industrial Conglomerates — 0.8%
3M Co.	3,021	600,061
CK Hutchison Holdings Ltd. (United Kingdom)	135,000	1,050,661
Hitachi Ltd. (Japan)	15,100	862,357
Honeywell International, Inc.	7,412	1,625,822
Siemens AG (Germany)	5,330	844,978

		4,983,879

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance — 1.0%
Admiral Group PLC (United Kingdom)	12,143	$530,476
AIA Group Ltd. (Hong Kong), ADR(a)	23,310	1,159,206
CNP Assurances (France)	18,831	321,231
Lincoln National Corp.	1,490	93,632
Marsh & McLennan Cos., Inc.	7,289	1,025,416
MetLife, Inc.	2,869	171,710
NN Group NV (Netherlands)	11,414	539,509
Ping An Insurance Group Co. of China Ltd. (China), ADR(a)	27,999	549,618
Progressive Corp. (The)	9,972	979,350
Travelers Cos., Inc. (The)	6,410	959,641
Unum Group	3,349	95,112

		6,424,901

Interactive Media & Services — 3.0%
Alphabet, Inc. (Class A Stock)*	1,388	3,389,205
Alphabet, Inc. (Class C Stock)*	1,732	4,340,946
Auto Trader Group PLC (United Kingdom), 144A*	58,964	516,876
Facebook, Inc. (Class A Stock)*	25,240	8,776,200
Kakaku.com, Inc. (Japan)	4,600	138,313
REA Group Ltd. (Australia)	5,649	719,013
Tencent Holdings Ltd. (China)	10,200	769,257

		18,649,810

Internet & Direct Marketing Retail — 2.2%
Alibaba Group Holding Ltd. (China), ADR*	6,371	1,444,815
Amazon.com, Inc.*	3,078	10,588,813
Just Eat Takeaway.com NV (Germany), 144A*(a)	6,883	635,582
MercadoLibre, Inc. (Argentina)*	228	355,176
Ocado Group PLC (United Kingdom)*	13,645	376,465
Zalando SE (Germany), 144A*	2,805	339,830
ZOZO, Inc. (Japan)	7,700	261,148

		14,001,829

IT Services — 2.3%
Accenture PLC (Class A Stock)	8,885	2,619,209
Adyen NV (Netherlands), 144A*	214	523,872
Akamai Technologies, Inc.*	9,442	1,100,937
Amadeus IT Group SA (Spain)*	20,412	1,436,951
Cognizant Technology Solutions Corp. (Class A Stock)	1,483	102,713
DXC Technology Co.*	2,658	103,503
Fidelity National Information Services, Inc.	9,025	1,278,572
Fujitsu Ltd. (Japan)	10,200	1,911,125
Shopify, Inc. (Canada) (Class A Stock)*	304	444,138
StoneCo Ltd. (Brazil) (Class A Stock)*	11,405	764,819
Visa, Inc. (Class A Stock)(a)	15,462	3,615,325
Worldline SA (France), 144A*	7,838	734,837

		14,636,001

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	950	140,420
Bio-Rad Laboratories, Inc. (Class A Stock)*	182	117,261

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	321	$118,744
ICON PLC (Ireland)*(a)	3,506	724,725
Mettler-Toledo International, Inc.*	1,061	1,469,846
Sartorius Stedim Biotech (France)	2,012	953,609
Thermo Fisher Scientific, Inc.	5,230	2,638,378
Waters Corp.*	2,094	723,707

		6,886,690

Machinery — 2.2%
Atlas Copco AB (Sweden) (Class A Stock)	41,005	2,516,051
Atlas Copco AB (Sweden) (Class B Stock)	11,646	613,427
Caterpillar, Inc.	434	94,451
CNH Industrial NV (United Kingdom)	24,419	406,047
Deere & Co.	8,679	3,061,170
Dover Corp.	699	105,269
Epiroc AB (Sweden) (Class A Stock)	46,969	1,071,791
Epiroc AB (Sweden) (Class B Stock)	19,015	373,794
FANUC Corp. (Japan)	2,900	699,286
Illinois Tool Works, Inc.	5,908	1,320,792
Kurita Water Industries Ltd. (Japan)	3,300	158,645
Makita Corp. (Japan)	6,300	296,547
Otis Worldwide Corp.	11,207	916,396
Sandvik AB (Sweden)	31,895	815,848
Snap-on, Inc.	970	216,727
Stanley Black & Decker, Inc.	496	101,675
Techtronic Industries Co. Ltd. (Hong Kong)	46,500	811,599

		13,579,515

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	315	876,951

Media — 1.2%
Charter Communications, Inc. (Class A Stock)*(a)	2,280	1,644,906
Comcast Corp. (Class A Stock)	44,584	2,542,180
DISH Network Corp. (Class A Stock)*(a)	53,780	2,248,004
Fox Corp. (Class A Stock)	3,251	120,710
Fox Corp. (Class B Stock)	6,908	243,161
Hakuhodo DY Holdings, Inc. (Japan)	24,800	384,105
Interpublic Group of Cos., Inc. (The)	3,313	107,639
Publicis Groupe SA (France)	3,310	211,926

		7,502,631

Metals & Mining — 1.1%
Anglo American PLC (South Africa)	8,084	323,557
ArcelorMittal SA (Luxembourg)	14,860	459,907
BHP Group Ltd. (Australia)	19,169	702,041
BHP Group PLC (Australia)	9,769	289,421
Evraz PLC (Russia)	53,993	444,370
Fortescue Metals Group Ltd. (Australia)	26,021	457,487
Norsk Hydro ASA (Norway)	18,964	121,339
Nucor Corp.	12,608	1,209,485
Rio Tinto Ltd. (Australia)	8,602	821,038

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (Australia)	16,720	$1,384,348
Sumitomo Metal Mining Co. Ltd. (Japan)	8,100	316,802
voestalpine AG (Austria)	6,291	257,214

		6,787,009

Multiline Retail — 0.3%
Next PLC (United Kingdom)*	9,061	988,390
Target Corp.	3,743	904,833

		1,893,223

Multi-Utilities — 0.7%
CMS Energy Corp.	1,693	100,022
DTE Energy Co.	3,754	486,518
E.ON SE (Germany)	56,825	658,176
NiSource, Inc.	4,137	101,357
Public Service Enterprise Group, Inc.	1,714	102,394
Sempra Energy	21,603	2,861,966

		4,310,433

Oil, Gas & Consumable Fuels — 1.9%
BP PLC (United Kingdom)	308,788	1,352,093
Cabot Oil & Gas Corp.	6,203	108,304
Chevron Corp.	12,603	1,320,038
ConocoPhillips	26,334	1,603,741
Enterprise Products Partners LP, MLP	44,100	1,064,133
EOG Resources, Inc.	24,804	2,069,646
Equinor ASA (Norway)	33,757	717,888
Exxon Mobil Corp.	17,719	1,117,714
Inpex Corp. (Japan)	57,600	431,183
Lundin Energy AB (Sweden)	19,625	696,493
Thungela Resources Ltd. (South Africa)*	808	2,174
TotalEnergies SE (France)	30,627	1,387,243

		11,870,650

Paper & Forest Products — 0.1%
Oji Holdings Corp. (Japan)	92,600	531,796

Personal Products — 1.1%
L’Oreal SA (France)	10,452	4,667,775
Shiseido Co. Ltd. (Japan)	10,300	757,169
Unilever PLC (United Kingdom)	26,252	1,536,464

		6,961,408

Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	19,600	341,374
AstraZeneca PLC (United Kingdom)	1,144	137,531
Bayer AG (Germany)	5,157	313,937
Bristol-Myers Squibb Co.	1,634	109,184
Eli Lilly & Co.	966	221,716
Ipsen SA (France)	4,140	430,945
Johnson & Johnson	20,472	3,372,557
Merck & Co., Inc.	19,489	1,515,660
Novo Nordisk A/S (Denmark), ADR(a)	9,720	814,244
Novo Nordisk A/S (Denmark) (Class B Stock)	26,795	2,245,440
Organon & Co.*	1,001	30,290
Orion OYJ (Finland) (Class B Stock)	11,743	505,339

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Otsuka Holdings Co. Ltd. (Japan)	14,100	$584,398
Pfizer, Inc.	3,401	133,183
Roche Holding AG (Switzerland)	8,911	3,357,549
Sanofi (France)	6,717	704,960
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	9,800	205,518
Zoetis, Inc.	10,383	1,934,976

		16,958,801

Professional Services — 1.3%
Adecco Group AG (Switzerland)	17,162	1,169,243
IHS Markit Ltd.	13,540	1,525,416
Nihon M&A Center, Inc. (Japan)	6,146	158,856
Persol Holdings Co. Ltd. (Japan)	9,300	183,667
Randstad NV (Netherlands)	12,766	978,277
Recruit Holdings Co. Ltd. (Japan)	17,044	836,702
Robert Half International, Inc.	4,864	432,750
Teleperformance (France)	1,987	808,113
Thomson Reuters Corp. (Canada)	7,876	782,327
Verisk Analytics, Inc.	612	106,929
Wolters Kluwer NV (Netherlands)	10,105	1,016,451

		7,998,731

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	2,497	214,068
Henderson Land Development Co. Ltd. (Hong Kong)	155,000	734,360
LEG Immobilien SE (Germany)	6,260	902,480
Sun Hung Kai Properties Ltd. (Hong Kong)	87,000	1,294,726
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	17,500	118,661

		3,264,295

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	13,470	1,035,786
J.B. Hunt Transport Services, Inc.	621	101,192
Nippon Express Co. Ltd. (Japan)	7,000	534,130
Old Dominion Freight Line, Inc.	813	206,339
Uber Technologies, Inc.*	28,175	1,412,131

		3,289,578

Semiconductors & Semiconductor Equipment — 3.9%
Applied Materials, Inc.	3,587	510,789
ASML Holding NV (Netherlands) (XAMS)	3,059	2,108,190
ASML Holding NV (Netherlands) (XNGS)	1,564	1,080,474
Broadcom, Inc.	223	106,335
Enphase Energy, Inc.*	759	139,375
Intel Corp.	21,698	1,218,126
Lam Research Corp.	2,628	1,710,040
Maxim Integrated Products, Inc.	1,629	171,631
Micron Technology, Inc.*	21,481	1,825,455
NVIDIA Corp.	3,661	2,929,166
NXP Semiconductors NV (China)	10,094	2,076,538
Qorvo, Inc.*	570	111,520

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	25,177	$3,598,549
Renesas Electronics Corp. (Japan)*	23,000	247,707
Skyworks Solutions, Inc.	4,209	807,076
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,755	1,172,161
Teradyne, Inc.	807	108,106
Texas Instruments, Inc.	13,790	2,651,817
Tokyo Electron Ltd. (Japan)	4,600	1,992,902

		24,565,957

Software — 5.6%
Adobe, Inc.*	7,530	4,409,869
Atlassian Corp. PLC (Class A Stock)*	7,867	2,020,718
Cadence Design Systems, Inc.*	12,553	1,717,502
Check Point Software Technologies Ltd. (Israel)*	3,210	372,777
Elastic NV*	6,849	998,310
Intuit, Inc.	3,504	1,717,556
Microsoft Corp.	40,847	11,065,452
Nutanix, Inc. (Class A Stock)*	14,372	549,298
Oracle Corp.	34,873	2,714,514
Palo Alto Networks, Inc.*(a)	4,559	1,691,617
salesforce.com, Inc.*	9,922	2,423,647
SAP SE (Germany)	8,313	1,171,109
Splunk, Inc.*	7,943	1,148,399
Synopsys, Inc.*	418	115,280
TeamViewer AG (Germany), 144A*	17,337	653,799
Temenos AG (Switzerland)	1,597	257,348
UiPath, Inc. (Class A Stock)*	7,231	491,202
VMware, Inc. (Class A Stock)*(a)	5,771	923,187
Workday, Inc. (Class A Stock)*	3,933	938,964

		35,380,548

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	6,145	1,260,585
AutoZone, Inc.*	75	111,916
Best Buy Co., Inc.	4,209	483,951
Home Depot, Inc. (The)	15,487	4,938,649
Industria de Diseno Textil SA (Spain)	21,747	766,786
Kingfisher PLC (United Kingdom)	188,529	954,415
L Brands, Inc.	9,762	703,450
Lowe’s Cos., Inc.	4,047	784,997
O’Reilly Automotive, Inc.*	198	112,110
TJX Cos., Inc. (The)	16,421	1,107,104
Tractor Supply Co.	5,770	1,073,566
Ulta Beauty, Inc.*	3,971	1,373,053
Yamada Holdings Co. Ltd. (Japan)	76,900	355,296

		14,025,878

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	65,716	9,000,463
Brother Industries Ltd. (Japan)	19,200	382,718
Hewlett Packard Enterprise Co.	58,052	846,398
HP, Inc.	55,963	1,689,523
Logitech International SA (Switzerland)	6,384	773,648
Samsung Electronics Co. Ltd. (South Korea)	3,236	232,096

		12,924,846

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	3,207	$1,196,329
Burberry Group PLC (United Kingdom)*	5,976	171,299
Burberry Group PLC (United Kingdom), ADR*	24,361	698,673
Dr. Martens PLC (United Kingdom)*	40,963	253,610
LVMH Moet Hennessy Louis Vuitton SE (France)	1,538	1,207,860
Pandora A/S (Denmark)	3,751	504,298

		4,032,069

Tobacco — 0.4%
Altria Group, Inc.	2,135	101,797
Imperial Brands PLC (United Kingdom)	18,179	391,938
Philip Morris International, Inc.	17,256	1,710,242

		2,203,977

Trading Companies & Distributors — 0.8%
Ashtead Group PLC (United Kingdom)	3,606	268,154
Ferguson PLC	3,543	493,240
Marubeni Corp. (Japan)	170,700	1,488,925
Mitsui & Co. Ltd. (Japan)	13,800	311,421
MonotaRO Co. Ltd. (Japan)	18,105	428,734
United Rentals, Inc.*	312	99,531
W.W. Grainger, Inc.	4,102	1,796,676

		4,886,681

Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	46,800	1,458,029
T-Mobile US, Inc.*	9,406	1,362,271

		2,820,300

TOTAL COMMON STOCKS (cost $405,568,092)		435,504,826

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	6,291	565,511

Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	7,555	367,692

Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	873	455,284

TOTAL PREFERRED STOCKS (cost $1,506,687)		1,388,487

TOTAL LONG-TERM INVESTMENTS (cost $496,217,168)		531,047,898

SHORT-TERM INVESTMENTS — 17.2%
AFFILIATED MUTUAL FUNDS — 16.4%
PGIM Core Ultra Short Bond Fund(wd)	87,721,797	87,721,797

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $15,290,480; includes $15,289,658 of cash collateral for securities on loan)(b)(wd)	15,298,752	$15,289,572

TOTAL AFFILIATED MUTUAL FUNDS (cost $103,012,277)		103,011,369

UNAFFILIATED FUNDS — 0.8%
Dreyfus Treasury Securities Cash Management (Institutional Shares)	2,070,658	2,070,658
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	3,060,238	3,060,238

TOTAL UNAFFILIATED FUNDS (cost $5,130,896)		5,130,896

TOTAL SHORT-TERM INVESTMENTS (cost $108,143,173)		108,142,265

TOTAL INVESTMENTS—101.5% (cost $604,360,341)		639,190,163
Liabilities in excess of other assets(z) — (1.5)%		(9,168,957)

NET ASSETS — 100.0%		$630,021,206

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,844,093; cash collateral of $15,289,658 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $123,309. The aggregate value of $128,079 is 0.0% of net assets.

(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
435	S&P 500 E-Mini Index	Sep. 2021	$93,277,050	$1,295,922

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$5,263,500	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund	$94,154,585	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks
Argentina	$355,176	$—	$—
Australia	—	8,307,947	—
Austria	—	257,214	—
Belgium	712,251	1,202,577	—
Brazil	1,307,809	—	—
Canada	2,262,251	—	—
China	4,511,322	888,023	—
Denmark	814,244	4,571,027	—
Finland	—	505,339	—
France	—	17,942,278	—
Germany	—	12,981,555	—
Hong Kong	1,159,206	4,127,948	—
Ireland	724,725	913,829	—
Israel	372,777	241,832	—
Italy	—	1,194,714	—
Japan	—	38,993,880	—
Luxembourg	—	459,907	—
Netherlands	1,578,143	8,127,630	—
New Zealand	—	416,977	—
Norway	—	839,227	—
Poland	—	308,529	—
Portugal	—	1,002,084	—
Russia	—	444,370	—
Singapore	—	2,283,376	—
South Africa	—	325,731	—
South Korea	—	232,096	—
Spain	—	3,506,570	—
Sweden	—	8,736,398	—
Switzerland	1,034,930	19,067,651	—
Taiwan	2,105,801	—	—
United Kingdom	1,987,980	16,833,610	—
United States	259,764,407	2,101,485	—
Preferred Stocks
Germany	—	1,388,487	—
Short-Term Investments
Affiliated Mutual Funds	103,011,369	—	—
Unaffiliated Funds	5,130,896	—	—

Total	$480,987,872	$158,202,291	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,295,922	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

United States (including 2.4% of collateral for securities on loan)	73.7%
Japan	6.2
Switzerland	3.2
United Kingdom	3.0
France	2.8

Germany	2.3%
Netherlands	1.5
Sweden	1.4
Australia	1.3
China	0.9
Denmark	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Country Allocation (continued):

Hong Kong	0.8%
Spain	0.6
Singapore	0.4
Canada	0.4
Taiwan	0.3
Belgium	0.3
Ireland	0.3
Brazil	0.2
Italy	0.2
Portugal	0.2
Norway	0.1
Israel	0.1
Finland	0.1
Luxembourg	0.1

Russia	0.1%
New Zealand	0.1
Argentina	0.1
South Africa	0.0	*
Poland	0.0	*
Austria	0.0	*
South Korea	0.0	*

	101.5
Liabilities in excess of other assets	(1.5)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$1,295,922	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$9,340,938	$—
Foreign exchange contracts	—	(155,918)

Total	$9,340,938	$(155,918)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(60,974)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$69,838,930	$2,360,248

Forward Foreign Currency Exchange Contracts—Sold(2)
$99,102

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$14,844,093	$(14,844,093)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $14,844,093:
Unaffiliated investments (cost $412,205,675)	$442,024,209
Affiliated investments (cost $192,154,666)	197,165,954
Foreign currency, at value (cost $7,173)	6,937
Deposit with broker for centrally cleared/exchange-traded derivatives	5,263,500
Receivable for investments sold	619,186
Tax reclaim receivable	488,757
Dividends and interest receivable	363,194
Due from broker-variation margin futures	290,863
Receivable from affiliate	5,495
Prepaid expenses and other assets	2,765

Total Assets	646,230,860

LIABILITIES
Payable to broker for collateral for securities on loan	15,289,658
Payable for investments purchased	412,876
Payable to affiliate	196,053
Management fee payable	184,560
Accrued expenses and other liabilities	80,854
Payable for Portfolio shares purchased	23,165
Distribution fee payable	22,055
Affiliated transfer agent fee payable	433

Total Liabilities	16,209,654

NET ASSETS	$630,021,206

Net assets were comprised of:
Partners’ Equity	$630,021,206

Net asset value and redemption price per share, $630,021,206 / 38,131,851 outstanding shares of beneficial interest	$16.52

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $384,725 foreign withholding tax, of which $27,537 is reimbursable by an affiliate)	$5,216,762
Affiliated dividend income	50,357
Income from securities lending, net (including affiliated income of $5,599)	29,843

Total income	5,296,962

EXPENSES
Management fee	2,177,105
Distribution fee	749,977
Custodian and accounting fees	114,759
Audit fee	15,773
Legal fees and expenses	9,664
Trustees’ fees	8,235
Shareholders’ reports	4,063
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,593
Miscellaneous	28,257

Total expenses	3,111,426
Less: Fee waiver and/or expense reimbursement	(241,009)
Distribution fee waiver	(107,424)

Net expenses	2,762,993

NET INVESTMENT INCOME (LOSS)	2,533,969

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,458,817) (net of foreign capital gains taxes $(23,762))	110,257,033
Futures transactions	9,340,938
Forward currency contract transactions	(155,918)
Foreign currency transactions	46,920

119,488,973

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,004,090)) (net of change in foreign capital gains taxes $7,225)	(43,698,921)
Futures	(60,974)
Foreign currencies	(11,682)

(43,771,577)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	75,717,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,251,365

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,533,969	$5,834,486
Net realized gain (loss) on investment and foreign currency transactions	119,488,973	(27,615,568)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(43,771,577)	29,443,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,251,365	7,662,524

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [277,879 and 35,432,316 shares, respectively]	4,297,041	409,644,489
Portfolio shares purchased [1,342,779 and 36,815,593 shares, respectively]	(20,926,514)	(403,560,926)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(16,629,473)	6,083,563

TOTAL INCREASE (DECREASE)	61,621,892	13,746,087
NET ASSETS:
Beginning of period	568,399,314	554,653,227

End of period	$630,021,206	$568,399,314

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.1%

COMMON STOCKS — 54.7%
Argentina — 0.1%
MercadoLibre, Inc.*	1,516	$2,361,610

Australia — 0.3%
BHP Group Ltd.	207,706	7,606,979
Rio Tinto PLC	29,209	2,418,386

		10,025,365

Austria — 0.1%
Erste Group Bank AG	80,454	2,962,491
Wienerberger AG	27,699	1,069,289

		4,031,780

Belgium — 0.2%
bpost SA*	95,134	1,138,955
KBC Group NV	78,477	5,978,096

		7,117,051

Brazil — 0.2%
Ambev SA, ADR	116,351	400,247
Atacadao SA	45,769	193,610
B3 SA - Brasil Bolsa Balcao	127,152	428,203
Itau Unibanco Holding SA, ADR(a)	204,783	1,230,746
Localiza Rent a Car SA	25,035	322,136
Lojas Renner SA	62,294	557,087
Magazine Luiza SA	109,650	466,263
Raia Drogasil SA	128,530	640,867
Sendas Distribuidora SA	12,246	211,692
Suzano SA*	41,451	499,199
TIM SA, ADR	17,189	198,017
Vale SA, ADR(a)	79,672	1,817,318
WEG SA	60,052	406,158

		7,371,543

Canada — 0.6%
Brookfield Asset Management Reinsurance Partners Ltd. (Class A Stock)*	185	9,624
Brookfield Asset Management, Inc. (Class A Stock)(a)	26,862	1,369,425
Canadian National Railway Co.	49,406	5,212,819
Fairfax Financial Holdings Ltd. (OOTC)(a)	3,218	1,409,194
Fairfax Financial Holdings Ltd. (XTSE)	2,334	1,023,526
Ritchie Bros. Auctioneers, Inc.	417	24,720
Shopify, Inc. (Class A Stock)*(a)	698	1,019,764
TC Energy Corp.	47,510	2,350,971
Toronto-Dominion Bank (The)	94,048	6,590,795

		19,010,838

Chile — 0.0%
Cencosud SA	52,875	105,197
Cia Cervecerias Unidas SA, ADR	4,320	87,005

		192,202

China — 2.9%
51job, Inc., ADR*	2,764	214,956
Alibaba Group Holding Ltd.*	604,404	17,084,167

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Amoy Diagnostics Co. Ltd. (Class A Stock)	7,400	$119,120
Anhui Conch Cement Co. Ltd. (Class H Stock)	33,000	174,729
Autobio Diagnostics Co. Ltd. (Class A Stock)	17,810	209,147
Baidu, Inc., ADR*	4,461	909,598
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	304,200	359,974
BeiGene Ltd., ADR*	1,556	534,004
Bilibili, Inc., ADR*(a)	36,972	4,504,668
BOE Technology Group Co. Ltd. (Class A Stock)	373,400	360,193
Budweiser Brewing Co. APAC Ltd., 144A	222,900	702,198
Chacha Food Co. Ltd. (Class A Stock)	13,500	89,957
China Conch Venture Holdings Ltd.	52,000	219,067
China Construction Bank Corp. (Class H Stock)	2,050,000	1,610,774
China CYTS Tours Holding Co. Ltd. (Class A Stock)*	63,200	102,481
China Gas Holdings Ltd.	137,400	420,056
China Lesso Group Holdings Ltd.	112,000	275,679
China Life Insurance Co. Ltd. (Class H Stock)	302,000	598,824
China Merchants Bank Co. Ltd. (Class H Stock)	124,500	1,063,007
China Molybdenum Co. Ltd. (Class H Stock)	330,000	196,928
China Pacific Insurance Group Co. Ltd. (Class H Stock)	113,400	356,463
China Resources Land Ltd.	98,000	395,997
China Shenhua Energy Co. Ltd. (Class H Stock)	162,500	319,236
China Vanke Co. Ltd. (Class H Stock)	121,500	380,457
Contemporary Amperex Technology Co. Ltd. (Class A Stock)*	8,100	670,490
Country Garden Services Holdings Co. Ltd.	57,000	616,718
ENN Energy Holdings Ltd.	6,500	123,770
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	36,530	728,540
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	36,000	254,130
GDS Holdings Ltd., ADR*	2,725	213,885
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	408,000	367,123
Haier Smart Home Co. Ltd. (Class H Stock)*	116,000	405,858
Hangzhou Robam Appliances Co. Ltd. (Class A Stock)	31,500	226,701
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	14,600	343,196
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	23,600	147,273
Huatai Securities Co. Ltd. (Class H Stock), 144A*	91,600	134,569
Huayu Automotive Systems Co. Ltd. (Class A Stock)	36,000	146,177

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Huazhu Group Ltd.*	60,500	$324,540
Huazhu Group Ltd., ADR*(a)	5,734	302,813
Hundsun Technologies, Inc. (Class A Stock)	8,900	128,080
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,604,000	940,848
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	47,201	269,108
Innovent Biologics, Inc., 144A*	44,500	519,688
iQIYI, Inc., ADR*(a)	5,199	81,000
JD.com, Inc., ADR*	23,939	1,910,572
JD.com, Inc. (Class A Stock)*	36,300	1,430,617
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	30,400	404,137
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	34,771	365,536
Jiangsu Hengshun Vinegar Industry Co. Ltd. (Class A Stock)	33,900	100,119
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (Class A Stock)	41,700	270,910
Joyoung Co. Ltd. (Class A Stock)*	56,793	285,095
KE Holdings, Inc., ADR*(a)	10,841	516,899
Kingdee International Software Group Co. Ltd.*	112,000	380,210
Kingsoft Corp. Ltd.	61,000	366,451
Kunlun Energy Co. Ltd.	224,000	206,469
Kweichow Moutai Co. Ltd. (Class A Stock)	5,332	1,696,769
Laobaixing Pharmacy Chain JSC (Class A Stock)	25,260	205,820
Longfor Group Holdings Ltd., 144A	78,000	438,068
Meituan (Class B Stock), 144A*	68,100	2,812,234
Midea Group Co. Ltd. (Class A Stock)	59,300	654,545
Minth Group Ltd.	58,000	275,369
NetEase, Inc.	69,800	1,586,875
NetEase, Inc., ADR	1,562	180,020
New Oriental Education & Technology Group, Inc., ADR*	70,463	577,092
NIO, Inc., ADR*(a)	11,563	615,152
NXP Semiconductors NV	49,567	10,196,923
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	8,900	238,371
PICC Property & Casualty Co. Ltd. (Class H Stock)	378,000	331,169
Pinduoduo, Inc., ADR*	6,880	873,898
Ping An Bank Co. Ltd. (Class A Stock)	124,100	434,018
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	292,500	2,868,090
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)*	108,700	202,117
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	713,000	480,261
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	14,314	232,858
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)	28,232	98,527
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	4,600	341,963
Skshu Paint Co. Ltd. (Class A Stock)	11,900	324,230

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Sunny Optical Technology Group Co. Ltd.	26,400	$835,478
Tencent Holdings Ltd.	286,100	21,576,905
Tianma Microelectronics Co. Ltd. (Class A Stock)*	112,500	246,612
Tongwei Co. Ltd. (Class A Stock)	28,400	190,169
Topsports International Holdings Ltd., 144A	195,000	320,499
Trip.com Group Ltd., ADR*	9,831	348,607
Wanhua Chemical Group Co. Ltd. (Class A Stock)	16,200	272,818
WuXi AppTec Co. Ltd. (Class H Stock), 144A	25,464	597,630
Wuxi Biologics Cayman, Inc., 144A*	153,000	2,802,654
Xinyi Solar Holdings Ltd.	228,000	494,971
XPeng, Inc., ADR*(a)	8,930	396,671
Yonyou Network Technology Co. Ltd. (Class A Stock)	25,100	129,123
Yum China Holdings, Inc.(a)	21,871	1,448,954
Yunnan Energy New Material Co. Ltd. (Class A Stock)	14,700	533,170
Zai Lab Ltd., ADR*	2,773	490,793
Zhejiang Chint Electrics Co. Ltd. (Class A Stock)	32,400	167,231
Zhongji Innolight Co. Ltd. (Class A Stock)	24,100	143,625

		101,043,481

Colombia — 0.0%
Ecopetrol SA, ADR(a)	17,179	251,157

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	25,156	4,692,160
Novo Nordisk A/S (Class B Stock)	173,351	14,526,934
Orsted A/S, 144A	30,384	4,297,807
Pandora A/S	8,261	1,110,639
Royal Unibrew A/S	11,023	1,404,910

		26,032,450

Finland — 0.3%
Cargotec OYJ (Class B Stock)	20,108	1,040,847
Kone OYJ (Class B Stock)	58,159	4,744,996
Neste OYJ	16,517	1,012,714
Nordea Bank Abp	371,910	4,145,633
QT Group OYJ*	8,922	1,046,294

		11,990,484

France — 1.7%
Airbus SE*	58,678	7,566,679
BNP Paribas SA	24,354	1,526,257
Capgemini SE	35,839	6,894,533
Cie Plastic Omnium SA	20,671	646,724
Credit Agricole SA	92,276	1,294,650
Eiffage SA	8,950	912,646
La Francaise des Jeux SAEM, 144A	26,368	1,553,096
L’Oreal SA	9,644	4,306,929
LVMH Moet Hennessy Louis Vuitton SE	11,758	9,234,085
Safran SA	52,540	7,285,807

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
France (cont’d.)
Societe Generale SA	152,500	$4,511,141
Vinci SA	107,202	11,467,489

		57,200,036

Germany — 1.5%
About You Holding AG*	24,028	726,526
adidas AG	36,992	13,799,372
Allianz SE	61,601	15,370,842
Daimler AG	21,490	1,921,711
Deutsche Boerse AG	8,015	1,400,698
Deutsche Post AG	70,004	4,767,652
Deutsche Telekom AG	105,567	2,232,995
DWS Group GmbH & Co. KGaA, 144A	26,239	1,192,865
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,634	1,103,473
HelloFresh SE*	11,303	1,101,649
RWE AG	47,526	1,726,484
Siemens AG	15,612	2,475,008
VERBIO Vereinigte BioEnergie AG	17,466	886,912
Zalando SE, 144A*	12,944	1,568,185

		50,274,372

Greece — 0.0%
Hellenic Telecommunications Organization SA	13,959	234,222
OPAP SA	17,021	256,777

		490,999

Hong Kong — 0.6%
AIA Group Ltd.	950,400	11,838,546
Hong Kong Exchanges & Clearing Ltd.	119,200	7,109,827
Hutchmed China Ltd., ADR*	4,666	183,234
Jardine Matheson Holdings Ltd.	5,100	325,297
Techtronic Industries Co. Ltd.	71,500	1,247,943

		20,704,847

Hungary — 0.0%
OTP Bank Nyrt*	7,358	396,368
Richter Gedeon Nyrt	4,200	111,888

		508,256

India — 0.9%
ACC Ltd.	5,559	151,152
Ambuja Cements Ltd.	68,064	312,837
Apollo Hospitals Enterprise Ltd.	9,291	453,926
Axis Bank Ltd.*	35,630	359,687
Britannia Industries Ltd.	8,612	423,896
Dr. Reddy’s Laboratories Ltd.	2,860	209,618
Eicher Motors Ltd.*	4,659	167,829
HDFC Bank Ltd., ADR*	176,671	12,918,183
HDFC Life Insurance Co. Ltd., 144A	52,185	483,314
Hindalco Industries Ltd.	57,449	288,852
Hindustan Unilever Ltd.	24,938	831,035
Housing Development Finance Corp. Ltd.	84,206	2,812,750
ICICI Bank Ltd.*	16,668	142,032
Infosys Ltd., ADR(a)	194,755	4,126,858
Kotak Mahindra Bank Ltd.*	24,190	556,638

	Shares	Value

COMMON STOCKS (continued)
India (cont’d.)
Larsen & Toubro Ltd.	19,903	$403,373
Maruti Suzuki India Ltd.	5,975	606,110
NTPC Ltd.	170,367	267,997
Oil & Natural Gas Corp. Ltd.	200,398	318,977
Petronet LNG Ltd.	82,529	251,699
Power Grid Corp. of India Ltd.	111,990	350,990
Reliance Industries Ltd.	54,500	1,552,278
Shriram Transport Finance Co. Ltd.	16,050	291,251
Tata Consultancy Services Ltd.	21,195	956,447
UltraTech Cement Ltd.	4,585	419,325
United Spirits Ltd.*	41,109	367,493
Wipro Ltd.	29,113	214,545

		30,239,092

Indonesia — 0.2%
Bank Central Asia Tbk PT	2,573,400	5,357,867
Bank Rakyat Indonesia Persero Tbk PT	4,349,500	1,185,714
Telkom Indonesia Persero Tbk PT	2,319,400	504,031
Unilever Indonesia Tbk PT	346,200	118,354

		7,165,966

Ireland — 0.2%
Ryanair Holdings PLC, ADR*	36,472	3,946,635
Seagate Technology Holdings PLC	41,437	3,643,555

		7,590,190

Italy — 0.2%
Enel SpA	206,704	1,926,105
Intesa Sanpaolo SpA	609,836	1,684,962
UniCredit SpA	381,319	4,503,020

		8,114,087

Japan — 0.6%
Keyence Corp.	9,800	4,946,161
Kyowa Kirin Co. Ltd.	31,300	1,111,157
SMC Corp.	6,900	4,074,919
Sony Group Corp.	61,000	5,904,756
Toyota Motor Corp.	43,700	3,817,791

		19,854,784

Kuwait — 0.0%
National Bank of Kuwait SAKP	68,266	192,522

Luxembourg — 0.0%
ArcelorMittal SA	22,142	685,279

Macau — 0.0%
Sands China Ltd.*	117,200	493,905

Malaysia — 0.0%
CIMB Group Holdings Bhd	135,700	150,999
Petronas Chemicals Group Bhd	145,000	281,504
Public Bank Bhd	372,800	369,967
Tenaga Nasional Bhd	80,000	188,843
Top Glove Corp. Bhd	47,200	47,284

		1,038,597

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Mexico — 0.2%
America Movil SAB de CV (Class L Stock)	977,903	$735,856
Fomento Economico Mexicano SAB de CV, ADR	9,914	837,832
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	12,441	133,197
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)*	15,551	286,314
Grupo Financiero Banorte SAB de CV (Class O Stock)	168,956	1,087,950
Grupo Mexico SAB de CV (Class B Stock)	97,710	460,561
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	132,739	235,793
Wal-Mart de Mexico SAB de CV	1,324,831	4,327,267

		8,104,770

Netherlands — 0.9%
Akzo Nobel NV	16,453	2,036,355
ASM International NV	5,189	1,714,154
ASML Holding NV (BATE)	23,346	16,089,511
ASML Holding NV (XNGS)	3,703	2,558,181
Heineken NV	28,892	3,503,457
Koninklijke Ahold Delhaize NV	92,021	2,734,213
NN Group NV	31,679	1,497,382

		30,133,253

Peru — 0.1%
Credicorp Ltd.*	14,097	1,707,288

Philippines — 0.0%
Ayala Corp.	9,180	150,323
Ayala Land, Inc.	216,500	159,749
International Container Terminal Services, Inc.	51,510	172,833

		482,905

Poland — 0.0%
Allegro.eu SA, 144A*	38,951	670,990
Dino Polska SA, 144A*	3,869	284,454
Powszechny Zaklad Ubezpieczen SA*	26,304	253,639

		1,209,083

Qatar — 0.0%
Qatar National Bank QPSC	68,302	336,930

Russia — 0.2%
Alrosa PJSC	217,458	400,493
Gazprom PJSC, ADR	124,217	949,018
LUKOIL PJSC, ADR	10,642	979,064
Magnitogorsk Iron & Steel Works PJSC	203,040	168,539
MMC Norilsk Nickel PJSC, ADR	14,757	503,268
Moscow Exchange MICEX-RTS PJSC	90,239	211,103
Novolipetsk Steel PJSC	52,985	166,835
Rosneft Oil Co. PJSC, GDR	43,432	337,366
Sberbank of Russia PJSC, ADR(a)	98,794	1,648,872
Severstal PAO, GDR	14,654	315,965
Tatneft PJSC, ADR(a)	6,377	278,197

	Shares	Value

COMMON STOCKS (continued)
Russia (cont’d.)
X5 Retail Group NV, GDR	8,606	$302,959

		6,261,679

Saudi Arabia — 0.3%
Al Rajhi Bank	27,670	819,136
Alinma Bank	60,894	341,771
Almarai Co. JSC	13,780	233,170
BinDawood Holding Co.	4,849	143,438
Delivery Hero SE, 144A*	43,883	5,803,698
Saudi Basic Industries Corp.	14,750	479,067
Saudi National Bank (The)	50,829	781,479
Saudi Telecom Co.	9,978	350,313
Savola Group (The)	11,664	134,296

		9,086,368

Singapore — 0.0%
BOC Aviation Ltd., 144A	12,900	108,858

South Africa — 0.3%
Absa Group Ltd.*	41,034	389,621
Anglo American PLC	143,220	5,732,291
Bid Corp. Ltd.*	26,150	567,325
Bidvest Group Ltd. (The)	24,402	325,429
Capitec Bank Holdings Ltd.	8,940	1,055,321
Clicks Group Ltd.	14,138	243,690
FirstRand Ltd.	156,137	585,801
Gold Fields Ltd., ADR	7,779	69,233
Impala Platinum Holdings Ltd.	13,828	228,568
MTN Group*	44,579	322,791
Naspers Ltd. (Class N Stock)	7,557	1,591,274
Pick’n Pay Stores Ltd.	37,650	139,326
Sanlam Ltd.	63,215	271,839
SPAR Group Ltd. (The)	22,718	288,199
Vodacom Group Ltd.	23,230	209,473

		12,020,181

South Korea — 1.2%
BGF retail Co. Ltd.	736	117,184
Hana Financial Group, Inc.	8,463	347,260
Hankook Tire & Technology Co. Ltd.	4,665	214,079
Hyundai Glovis Co. Ltd.	1,143	212,482
Hyundai Mobis Co. Ltd.	1,105	286,950
Hyundai Motor Co.	1,332	283,943
KB Financial Group, Inc.	13,674	678,852
Kia Corp.	4,659	371,117
KIWOOM Securities Co. Ltd.	1,456	169,995
LG Chem Ltd.	7,052	5,341,863
LG Household & Health Care Ltd.	788	1,235,181
Lotte Chemical Corp.	1,131	264,752
Mando Corp.*	2,712	160,620
NAVER Corp.	5,785	2,150,508
NCSoft Corp.	618	450,288
POSCO	2,333	723,557
Samsung Electronics Co. Ltd.	93,513	6,707,027
Samsung Electronics Co. Ltd., GDR	10,307	18,374,212
Samsung Fire & Marine Insurance Co. Ltd.	2,319	454,227
Samsung SDI Co. Ltd.	449	279,563
Shinhan Financial Group Co. Ltd.	14,915	538,565

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
SK Hynix, Inc.	12,002	$1,363,562
SK Innovation Co. Ltd.*	1,745	459,030
SK Telecom Co. Ltd.	1,658	471,455
SK, Inc.	841	211,487
S-Oil Corp.*	5,369	490,938

		42,358,697

Spain — 0.4%
Cellnex Telecom SA, 144A	68,083	4,349,338
Endesa SA(a)	46,350	1,126,071
Fluidra SA	32,046	1,274,744
Iberdrola SA	590,209	7,195,723

		13,945,876

Sweden — 0.6%
Atlas Copco AB (Class A Stock)	82,953	5,089,964
Evolution AB, 144A	5,736	909,516
Hemnet Group AB*(a)	31,587	715,824
Svenska Handelsbanken AB (Class A Stock)	422,086	4,773,117
Swedish Match AB	105,340	899,076
Volvo AB (Class B Stock)(a)	276,144	6,665,255

		19,052,752

Switzerland — 1.6%
Holcim Ltd.*	115,809	6,965,831
Interroll Holding AG	196	778,568
Lonza Group AG	5,761	4,092,559
Nestle SA	132,257	16,476,769
Novartis AG	33,680	3,069,904
Roche Holding AG	16,016	6,034,621
Schindler Holding AG (Part. Cert.)	4,617	1,414,407
SGS SA	1,529	4,725,021
Siegfried Holding AG*	1,349	1,267,539
Sonova Holding AG	4,213	1,587,335
Swissquote Group Holding SA	8,407	1,274,860
Zehnder Group AG	8,772	838,103
Zurich Insurance Group AG	15,994	6,423,436

		54,948,953

Taiwan — 1.3%
Accton Technology Corp.	43,000	510,123
Advantech Co. Ltd.	36,496	452,044
ASE Technology Holding Co. Ltd.	143,000	576,309
AU Optronics Corp.	492,000	403,072
Chailease Holding Co. Ltd.*	71,648	520,809
CTBC Financial Holding Co. Ltd.	338,000	275,464
Delta Electronics, Inc.	151,000	1,646,026
Eclat Textile Co. Ltd.	15,000	353,934
Fubon Financial Holding Co. Ltd.	228,000	605,940
Global Unichip Corp.	10,000	148,937
Hiwin Technologies Corp.	27,037	383,795
Hon Hai Precision Industry Co. Ltd.	140,000	564,726
Largan Precision Co. Ltd.	4,000	446,419
MediaTek, Inc.	10,000	346,199
Mega Financial Holding Co. Ltd.	238,000	280,583
Nanya Technology Corp.	68,000	195,208
Nien Made Enterprise Co. Ltd.	13,000	193,110

	Shares	Value

COMMON STOCKS (continued)
Taiwan (cont’d.)
Novatek Microelectronics Corp.	25,000	$448,876
President Chain Store Corp.	65,000	613,994
Quanta Computer, Inc.	94,000	295,941
Realtek Semiconductor Corp.	27,000	489,790
Sea Ltd., ADR*	29,778	8,177,039
Taiwan Semiconductor Manufacturing Co. Ltd.	602,000	12,868,394
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	109,182	13,119,309
Taiwan Union Technology Corp.	52,000	218,144
Uni-President Enterprises Corp.	169,000	444,081
Vanguard International Semiconductor Corp.	48,000	204,151
Wiwynn Corp.	9,000	323,224
Yageo Corp.	22,000	441,962
Yuanta Financial Holding Co. Ltd.*	568,920	548,834

		46,096,437

Tanzania — 0.0%
AngloGold Ashanti Ltd., ADR	8,548	158,822

Thailand — 0.1%
Airports of Thailand PCL, NVDR	147,100	285,122
Kasikornbank PCL, NVDR	80,700	298,536
Minor International PCL, NVDR*	211,700	198,955
PTT Exploration & Production PCL	48,100	176,504
PTT Exploration & Production PCL, NVDR	68,100	249,895
PTT PCL, NVDR	198,300	243,759
Siam Cement PCL (The)	26,600	359,670
Siam Commercial Bank PCL (The), NVDR	101,000	309,780
Thai Oil PCL	157,500	269,118

		2,391,339

Turkey — 0.0%
BIM Birlesik Magazalar A/S	30,458	217,594
Turkcell Iletisim Hizmetleri A/S	110,822	204,973

		422,567

United Arab Emirates — 0.0%
Emaar Properties PJSC	159,502	180,849

United Kingdom — 1.5%
BP PLC	624,818	2,735,896
CNH Industrial NV	98,117	1,631,519
Diageo PLC	251,631	12,110,404
InterContinental Hotels Group PLC*	44,094	2,935,148
Legal & General Group PLC	1,044,380	3,729,039
Linde PLC	23,202	6,723,591
London Stock Exchange Group PLC	32,061	3,537,206
Persimmon PLC	113,351	4,661,113
Reckitt Benckiser Group PLC	62,012	5,496,459
RELX PLC	203,013	5,424,996
Taylor Wimpey PLC	1,204,001	2,652,352

		51,637,723

United States — 34.6%
AbbVie, Inc.	167,892	18,911,355
Advanced Micro Devices, Inc.*(a)	83,491	7,842,310

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Affirm Holdings, Inc.*	9,196	$619,351
Agios Pharmaceuticals, Inc.*(a)	10,544	581,080
Airbnb, Inc. (Class A Stock)*	3,162	484,229
Alaska Air Group, Inc.*	13,115	790,966
Alleghany Corp.*	3,260	2,174,648
Alnylam Pharmaceuticals, Inc.*	4,985	845,057
Alphabet, Inc. (Class A Stock)*	6,064	14,807,015
Alphabet, Inc. (Class C Stock)*	12,200	30,577,104
Amazon.com, Inc.*	11,023	37,920,884
American Campus Communities, Inc., REIT	18,720	874,598
American Electric Power Co., Inc.	32,509	2,749,936
American Express Co.	25,132	4,152,560
American Homes 4 Rent (Class A Stock), REIT	69,566	2,702,639
American International Group, Inc.	30,160	1,435,616
Ameriprise Financial, Inc.	9,901	2,464,161
AmerisourceBergen Corp.	25,832	2,957,506
AMETEK, Inc.	9,857	1,315,909
Amgen, Inc.	10,576	2,577,900
Analog Devices, Inc.(a)	113,514	19,542,570
Apple, Inc.	238,817	32,708,376
Applied Materials, Inc.	19,680	2,802,432
AptarGroup, Inc.	14,849	2,091,333
Arrow Electronics, Inc.*	9,853	1,121,567
Aspen Technology, Inc.*	11,091	1,525,456
Atmos Energy Corp.(a)	15,205	1,461,353
AutoZone, Inc.*	4,020	5,998,724
Axalta Coating Systems Ltd.*	43,400	1,323,266
Ball Corp.	10,477	848,847
Bank of America Corp.	368,893	15,209,458
Berkshire Hathaway, Inc. (Class B Stock)*	34,606	9,617,700
Best Buy Co., Inc.	22,775	2,618,669
Biogen, Inc.*	11,205	3,879,955
BJ’s Wholesale Club Holdings, Inc.*(a)	38,600	1,836,588
Black Knight, Inc.*	23,345	1,820,443
BlackRock, Inc.	1,803	1,577,571
Blackstone Group, Inc. (The)(a)	23,643	2,296,681
Booking Holdings, Inc.*	3,583	7,839,926
Booz Allen Hamilton Holding Corp.	16,482	1,403,937
Boston Scientific Corp.*	233,767	9,995,877
Bright Horizons Family Solutions, Inc.*	17,678	2,600,611
Bristol-Myers Squibb Co.	245,485	16,403,308
Brixmor Property Group, Inc., REIT	124,944	2,859,968
Broadridge Financial Solutions, Inc.	11,540	1,864,056
Brunswick Corp.	18,839	1,876,741
Cabot Oil & Gas Corp.(a)	118,277	2,065,116
Capital One Financial Corp.	56,942	8,808,358
Carlisle Cos., Inc.	12,968	2,481,816
CarMax, Inc.*(a)	10,292	1,329,212
Carter’s, Inc.(a)	7,866	811,535
Casey’s General Stores, Inc.	6,380	1,241,803
Catalent, Inc.*	29,958	3,239,059
CBRE Group, Inc. (Class A Stock)*	36,721	3,148,091
Ceridian HCM Holding, Inc.*	27,392	2,627,441
Certara, Inc.*(a)	27,679	784,146
Charles Schwab Corp. (The)	82,842	6,031,726

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Charter Communications, Inc. (Class A Stock)*(a)	9,506	$6,858,104
Chemed Corp.	2,850	1,352,325
Chesapeake Energy Corp.	365	18,951
Chevron Corp.	32,793	3,434,739
Chubb Ltd.	17,710	2,814,827
Cigna Corp.	37,049	8,783,206
Cisco Systems, Inc.	38,520	2,041,560
Citigroup, Inc.	50,522	3,574,431
Citizens Financial Group, Inc.	105,401	4,834,744
Claire’s Private Placement*^	313	70,425
CMC Materials, Inc.	9,296	1,401,279
CNA Financial Corp.	22,781	1,036,308
Coca-Cola Co. (The)	258,367	13,980,238
Cognex Corp.	16,840	1,415,402
Columbia Sportswear Co.	17,420	1,713,431
Comcast Corp. (Class A Stock)	98,265	5,603,070
Commerce Bancshares, Inc.(a)	12,972	967,192
CommScope Holding Co., Inc.*	162,368	3,460,062
Confluent, Inc. (Class A Stock)*	602	28,595
ConocoPhillips	225,613	13,739,832
Constellation Brands, Inc. (Class A Stock)	23,002	5,379,938
Cooper Cos., Inc. (The)	3,119	1,235,966
Copart, Inc.*	11,295	1,489,020
Coty, Inc. (Class A Stock)*(a)	114,344	1,067,973
Cree, Inc.*(a)	10,063	985,470
Crowdstrike Holdings, Inc. (Class A Stock)*	5,770	1,450,059
Crown Holdings, Inc.	23,337	2,385,275
CubeSmart, REIT	34,250	1,586,460
Cullen/Frost Bankers, Inc.(a)	9,290	1,040,480
Cushman & Wakefield PLC*(a)	63,427	1,108,070
CVS Health Corp.	39,117	3,263,922
Deere & Co.	11,671	4,116,478
Delta Air Lines, Inc.*	27,459	1,187,876
Dexcom, Inc.*	4,908	2,095,716
Diamondback Energy, Inc.	12,865	1,207,895
Discover Financial Services	7,255	858,194
Discovery, Inc. (Class C Stock)*(a)	57,518	1,666,872
DISH Network Corp. (Class A Stock)*	51,323	2,145,301
Dollar General Corp.	9,576	2,072,151
Douglas Dynamics, Inc.	13,711	557,901
Dover Corp.	33,127	4,988,926
DraftKings, Inc. (Class A Stock)*(a)	25,238	1,316,666
Driven Brands Holdings, Inc.*	34,982	1,081,643
EastGroup Properties, Inc., REIT	22,862	3,759,656
Eastman Chemical Co.	69,202	8,079,333
Eaton Corp. PLC	77,796	11,527,811
Edison International	27,433	1,586,176
Eli Lilly & Co.	24,535	5,631,273
Encompass Health Corp.	23,023	1,796,485
Energizer Holdings, Inc.(a)	49,300	2,118,914
Entegris, Inc.	15,210	1,870,374
Entergy Corp.	15,882	1,583,435
Envestnet, Inc.*	15,037	1,140,707
EP Energy Corp.*	6,875	680,625
EPAM Systems, Inc.*	1,933	987,686
Equitrans Midstream Corp.	75,099	639,092

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,253	$1,988,954
Exact Sciences Corp.*	9,430	1,172,243
Exelixis, Inc.*	39,380	717,504
Facebook, Inc. (Class A Stock)*	23,332	8,112,770
FactSet Research Systems, Inc.	5,312	1,782,760
Federal Realty Investment Trust, REIT(a)	14,921	1,748,294
FedEx Corp.	17,407	5,193,030
Ferguson PLC	47,235	6,575,833
First Horizon Corp.	107,088	1,850,481
First Republic Bank	7,981	1,493,804
Five9, Inc.*	6,215	1,139,769
FleetCor Technologies, Inc.*	20,430	5,231,306
Focus Financial Partners, Inc. (Class A Stock)*	27,648	1,340,928
Fortune Brands Home & Security, Inc.	45,484	4,530,661
Freeport-McMoRan, Inc.	37,901	1,406,506
Frontier Communications Parent, Inc.*	1	26
Gap, Inc. (The)(a)	87,528	2,945,317
Garmin Ltd.	10,444	1,510,620
Generac Holdings, Inc.*	12,098	5,022,485
General Dynamics Corp.	14,300	2,692,118
Global Payments, Inc.	10,771	2,019,993
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.	81,880	1,485,303
Guidewire Software, Inc.*	11,668	1,315,217
Hartford Financial Services Group, Inc. (The)	60,406	3,743,360
HCA Healthcare, Inc.	9,116	1,884,642
Home Depot, Inc. (The)	10,492	3,345,794
Honeywell International, Inc.	16,130	3,538,115
Horizon Therapeutics PLC*	12,936	1,211,327
HubSpot, Inc.*	2,829	1,648,515
IAA, Inc.*	26,673	1,454,745
ICU Medical, Inc.*	5,242	1,078,804
IDEX Corp.	6,920	1,522,746
IHS Markit Ltd.	11,476	1,292,886
Ingersoll Rand, Inc.*	112,604	5,496,201
Insulet Corp.*	2,502	686,824
International Business Machines Corp.	11,645	1,707,041
Intuit, Inc.	7,475	3,664,021
Intuitive Surgical, Inc.*	4,532	4,167,808
Invesco Ltd.	50,242	1,342,969
ITT, Inc.	29,204	2,674,794
Jack Henry & Associates, Inc.	4,860	794,659
Jazz Pharmaceuticals PLC*	6,273	1,114,336
Johnson & Johnson	29,188	4,808,431
JS Global Lifestyle Co. Ltd., 144A	46,500	130,994
Keurig Dr. Pepper, Inc.	57,207	2,015,975
Keysight Technologies, Inc.*	11,050	1,706,230
Kimco Realty Corp., REIT(a)	150,076	3,129,085
Kinder Morgan, Inc.	184,604	3,365,331
Kinsale Capital Group, Inc.	10,414	1,715,915
Knight-Swift Transportation Holdings, Inc.	30,923	1,405,760
Kohl’s Corp.(a)	28,962	1,596,096
Kraft Heinz Co. (The)	55,365	2,257,785
Lam Research Corp.	6,355	4,135,198

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Lamar Advertising Co. (Class A Stock), REIT	6,332	$661,187
Lamb Weston Holdings, Inc.	20,030	1,615,620
Landstar System, Inc.(a)	7,384	1,166,820
Las Vegas Sands Corp.*	68,996	3,635,399
Lazard Ltd. (Class A Stock)	32,953	1,491,123
Leidos Holdings, Inc.	49,556	5,010,112
Lennox International, Inc.(a)	5,185	1,818,898
Liberty Broadband Corp. (Class C Stock)*	22,596	3,924,021
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	58,256	2,702,496
Lincoln Electric Holdings, Inc.	15,759	2,075,618
LKQ Corp.*	41,560	2,045,583
Loews Corp.	115,395	6,306,337
Lowe’s Cos., Inc.	46,782	9,074,305
LPL Financial Holdings, Inc.	15,100	2,038,198
Lyft, Inc. (Class A Stock)*	96,551	5,839,404
M&T Bank Corp.	37,789	5,491,120
Marathon Petroleum Corp.	32,914	1,988,664
Marriott International, Inc. (Class A Stock)*	27,141	3,705,289
Marsh & McLennan Cos., Inc.	17,644	2,482,158
Martin Marietta Materials, Inc.	10,192	3,585,648
Mastercard, Inc. (Class A Stock)	65,278	23,832,345
Match Group, Inc.*	10,325	1,664,906
McDonald’s Corp.	22,491	5,195,196
McKesson Corp.	6,803	1,301,006
Medtronic PLC	24,210	3,005,187
Merck & Co., Inc.	26,382	2,051,728
Mettler-Toledo International, Inc.*	1,048	1,451,836
Microchip Technology, Inc.	6,851	1,025,869
Microsoft Corp.	168,279	45,586,781
Mid-America Apartment Communities, Inc., REIT	32,085	5,403,756
Moelis & Co. (Class A Stock)	22,778	1,295,840
Mohawk Industries, Inc.*	15,770	3,030,836
Molina Healthcare, Inc.*	9,420	2,383,825
MongoDB, Inc.*(a)	3,210	1,160,479
Monolithic Power Systems, Inc.	3,650	1,363,092
Morgan Stanley	117,191	10,745,243
Morningstar, Inc.	6,653	1,710,553
MSA Safety, Inc.(a)	9,600	1,589,568
Murphy USA, Inc.	23,457	3,128,460
MYT Holding LLC (Class B Stock)*^	92,685	532,939
National Retail Properties, Inc., REIT	33,087	1,551,119
National Vision Holdings, Inc.*	15,317	783,158
nCino, Inc.*(a)	11,090	664,513
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,299	164,973
Netflix, Inc.*	7,056	3,727,050
Newell Brands, Inc.	100,997	2,774,388
Nexstar Media Group, Inc. (Class A Stock)	14,955	2,211,545
NextEra Energy, Inc.	169,893	12,449,759
NIKE, Inc. (Class B Stock)	21,208	3,276,424
Nordson Corp.	7,315	1,605,716

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Norfolk Southern Corp.	40,594	$10,774,054
Northern Trust Corp.	27,145	3,138,505
Northrop Grumman Corp.	14,360	5,218,855
NVIDIA Corp.	5,499	4,399,750
Oatly Group AB, ADR*(a)	25,994	635,813
Old Dominion Freight Line, Inc.	5,642	1,431,940
O’Reilly Automotive, Inc.*	15,239	8,628,474
Organon & Co.*	25,535	772,689
Ortho Clinical Diagnostics Holdings PLC*	44,876	960,795
Outfront Media, Inc., REIT*	62,087	1,491,951
Packaging Corp. of America	23,372	3,165,036
Pactiv Evergreen, Inc.	48,108	724,988
PayPal Holdings, Inc.*	12,488	3,640,002
Performance Food Group Co.*	39,465	1,913,658
Pfizer, Inc.	24,559	961,730
PG&E Corp.*	141,768	1,441,781
Philip Morris International, Inc.	24,736	2,451,585
Phillips 66	30,069	2,580,522
Pioneer Natural Resources Co.	4,016	652,680
Planet Fitness, Inc. (Class A Stock)*(a)	15,870	1,194,218
PNC Financial Services Group, Inc. (The)	26,747	5,102,258
Pool Corp.	5,627	2,580,880
Post Holdings, Inc.*	32,259	3,499,134
PPG Industries, Inc.	15,619	2,651,638
Procter & Gamble Co. (The)	27,216	3,672,255
Progressive Corp. (The)	79,914	7,848,354
Prologis, Inc., REIT	86,034	10,283,644
PTC, Inc.*	8,290	1,171,045
Public Storage, REIT	13,973	4,201,541
Q2 Holdings, Inc.*	15,636	1,603,941
QUALCOMM, Inc.	16,074	2,297,457
Quanta Services, Inc.	16,542	1,498,209
Ralph Lauren Corp.	18,810	2,216,006
Rayonier, Inc., REIT	85,760	3,081,357
Raytheon Technologies Corp.	52,803	4,504,624
RBC Bearings, Inc.*(a)	7,844	1,564,250
Regeneron Pharmaceuticals, Inc.*	14,831	8,283,707
Reynolds Consumer Products, Inc.(a)	41,130	1,248,295
RLI Corp.(a)	15,022	1,571,151
Roku, Inc.*	5,397	2,478,572
Ross Stores, Inc.	14,247	1,766,628
Royal Caribbean Cruises Ltd.*(a)	13,363	1,139,597
Royalty Pharma PLC (Class A Stock)(a)	24,210	992,368
S&P Global, Inc.	11,123	4,565,435
SAL TopCo LLC*^	7,526	48,920
Schneider Electric SE	80,901	12,745,835
ServiceNow, Inc.*	2,689	1,477,740
ServisFirst Bancshares, Inc.(a)	20,550	1,396,989
Signature Bank	11,454	2,813,675
Snap, Inc. (Class A Stock)*	18,422	1,255,275
Snap-on, Inc.	5,040	1,126,087
Snowflake, Inc. (Class A Stock)*(a)	2,325	562,185
SolarEdge Technologies, Inc.*	6,403	1,769,597
Southwest Airlines Co.*	37,612	1,996,821
SS&C Technologies Holdings, Inc.	27,507	1,982,154
Stanley Black & Decker, Inc.	34,614	7,095,524

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
State Street Corp.	82,954	$6,825,455
Stellantis NV	78,084	1,538,789
StepStone Group, Inc. (Class A Stock)	30,377	1,044,969
Stericycle, Inc.*	16,522	1,182,149
STERIS PLC	7,830	1,615,329
Sun Communities, Inc., REIT	13,887	2,380,232
SVB Financial Group*	4,033	2,244,082
Syneos Health, Inc.*	19,940	1,784,431
SYNNEX Corp.	16,062	1,955,709
Synopsys, Inc.*	5,153	1,421,146
Sysco Corp.	27,803	2,161,683
T. Rowe Price Group, Inc.(a)	14,008	2,773,164
Teradyne, Inc.	8,646	1,158,218
Tesla, Inc.*	13,568	9,222,170
Texas Instruments, Inc.	18,715	3,598,894
Thermo Fisher Scientific, Inc.	8,998	4,539,221
Thor Industries, Inc.(a)	11,271	1,273,623
T-Mobile US, Inc.*	46,784	6,775,727
Toro Co. (The)	26,122	2,870,285
Tractor Supply Co.	8,352	1,553,973
Trane Technologies PLC	53,887	9,922,752
TransUnion	16,660	1,829,435
Travelers Cos., Inc. (The)	41,711	6,244,554
Truist Financial Corp.	240,295	13,336,372
Tyler Technologies, Inc.*	3,756	1,699,102
U.S. Bancorp	127,161	7,244,362
Uber Technologies, Inc.*	23,087	1,157,120
UiPath, Inc. (Class A Stock)*	6,711	455,878
UnitedHealth Group, Inc.	27,929	11,183,889
Vail Resorts, Inc.*	4,067	1,287,287
Verizon Communications, Inc.	120,170	6,733,125
Vertex Pharmaceuticals, Inc.*	11,251	2,268,539
Viatris, Inc.	104,093	1,487,489
Vistra Corp.	63	1,169
Walt Disney Co. (The)*	15,478	2,720,568
Waste Connections, Inc.	19,760	2,359,937
Wells Fargo & Co.	437,355	19,807,808
Welltower, Inc., REIT	14,997	1,246,251
Wendy’s Co. (The)	50,510	1,182,944
West Pharmaceutical Services, Inc.	5,734	2,059,079
Western Alliance Bancorp	20,558	1,908,810
Westrock Co.	53,114	2,826,727
WEX, Inc.*	10,103	1,958,972
Weyerhaeuser Co., REIT	114,011	3,924,259
Williams Cos., Inc. (The)	102,429	2,719,490
WillScot Mobile Mini Holdings Corp.*	66,400	1,850,568
Windstream Holdings, Inc.*^	66	915
Woodward, Inc.	12,300	1,511,424
Workday, Inc. (Class A Stock)*	10,313	2,462,126
Xcel Energy, Inc.	144,055	9,490,343
Yum! Brands, Inc.	67,098	7,718,283
Zebra Technologies Corp. (Class A Stock)*	3,418	1,809,797
Zillow Group, Inc. (Class C Stock)*(a)	7,994	977,027
Zimmer Biomet Holdings, Inc.	28,667	4,610,227

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Zscaler, Inc.*	5,115	$1,105,147

		1,195,828,677

TOTAL COMMON STOCKS (cost $1,496,563,304)		1,890,454,900

PREFERRED STOCKS — 0.4%
Brazil — 0.1%
Gerdau SA (PRFC)	60,893	361,651
Itausa SA (PRFC)	218,496	491,131
Petroleo Brasileiro SA (PRFC)	215,046	1,272,428

		2,125,210

Germany — 0.3%
Jungheinrich AG (PRFC)	27,363	1,338,103
Schaeffler AG (PRFC)	102,402	946,970
Volkswagen AG (PRFC)	39,775	9,995,442

		12,280,515

United States — 0.0%
Claire’s Stores, Inc., CVT*^	210	490,875
Goodman Networks, Inc., Maturing 05/11/22*^	1,772	18
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29^	160,186	160,186

		651,079

TOTAL PREFERRED STOCKS (cost $13,122,553)		15,056,804

	Units
RIGHTS* — 0.0%
United States
Vistra Corp., expiring 01/23/27^	14,839	17,436

(cost $0)

WARRANTS* — 0.0%
Thailand — 0.0%
Minor International PCL, expiring 08/16/21	1	—

United States — 0.0%
Chesapeake Energy Corp., expiring 02/09/26	1,115	29,971
Chesapeake Energy Corp., expiring 02/09/26	1,239	29,526
Chesapeake Energy Corp., expiring 02/09/26	688	14,352
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	11,600

		85,449

TOTAL WARRANTS (cost $69,198)		85,449

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 0.8%
Cayman Islands — 0.0%
Colony American Finance Ltd.,
Series 2016-02, Class A, 144A
2.554%	11/15/48	103	$102,588

United States — 0.8%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.262%(c)	07/25/33	450	453,940
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.142%(c)	12/25/33	56	55,757
Series 2003-OP01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.342%(c)	12/25/33	441	441,824
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.892%(c)	10/25/34	99	102,031
American Tower Trust #1,
Series 13, Class 2A, 144A
3.070%	03/15/48	100	100,613
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)
2.747%(c)	08/25/32	273	277,359
Series 2004-R01, Class M2, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.962%(c)	02/25/34	511	500,757
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W7, Class M9, 144A, 1 Month LIBOR + 4.800% (Cap N/A, Floor 4.800%)
3.835%(c)	05/25/34	132	157,264
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035% (Cap N/A, Floor 1.035%)
1.127%(c)	02/25/33	222	221,307
Bayview Financial Acquisition Trust,
Series 2006-D, Class 1A5
6.168%(cc)	12/28/36	100	125,399
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 2.175%)
2.267%(c)	07/25/34	364	180,837
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755% (Cap N/A, Floor 1.755%)
1.847%(c)	09/25/34	494	498,908
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class B, 1 Month LIBOR + 5.250% (Cap 11.000%, Floor 5.250%)
5.342%(c)	03/25/43	22	23,270
Series 2003-SD02, Class 3A
3.820%(cc)	06/25/43	149	154,427
Series 2004-01, Class M1, 1 Month LIBOR + 0.975% (Cap 11.000%, Floor 0.975%)
1.067%(c)	06/25/34	278	283,808

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2004-02, Class M1, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)
1.292%(c)	08/25/34	289	$290,103
CarMax Auto Owner Trust,
Series 2018-03, Class A4
3.270%	03/15/24	497	511,123
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.692%(c)	01/25/34	503	498,725
Series 2004-B, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	03/25/34	458	453,483
Chase Funding Loan Acquisition Trust,
Series 2004-OPT01, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.592%(c)	06/25/34	184	183,473
Chase Funding Trust,
Series 2003-06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	11/25/34	346	348,449
CHEC Loan Trust,
Series 2004-02, Class M3, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
1.967%(c)	04/25/34	153	156,035
Countrywide Asset-Backed Certificates,
Series 2004-ECC02, Class M5, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
1.967%(c)	10/25/34	46	46,168
Countrywide Asset-Backed Certificates Trust,
Series 2004-05, Class M3, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.725%)
1.817%(c)	07/25/34	203	202,671
Series 2004-06, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.067%(c)	10/25/34	333	329,247
Countrywide Partnership Trust,
Series 2004-EC01, Class M2, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.945%)
1.037%(c)	01/25/35	275	269,617
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB06, Class M3, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.192%(c)	12/25/33	256	255,223
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	1,763	1,918,469
Ford Credit Auto Owner Trust,
Series 2021-A, Class A2
0.170%	10/15/23	177	176,980
Fremont Home Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.022%(c)	07/25/34	72	71,943
GSAMP Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 1.245%)
1.338%(c)	06/20/33	222	219,564

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.892%(c)	02/25/33	200	$191,198
Series 2004-NC02, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.142%(c)	10/25/34	135	133,890
Home Equity Asset Trust,
Series 2002-01, Class M2, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.992%(c)	11/25/32	860	855,131
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.947%(c)	08/25/34	193	192,478
Series 2004-06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	12/25/34	181	181,362
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	11/25/34	776	775,644
Series 2004-C, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	03/25/35	235	223,876
Honda Auto Receivables Owner Trust,
Series 2021-01, Class A2
0.160%	07/21/23	243	242,970
Lendmark Funding Trust,
Series 2018-02A, Class C, 144A
5.260%	04/20/27	2,000	2,025,392
Long Beach Mortgage Loan Trust,
Series 2001-02, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.932%(c)	07/25/31	166	164,846
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.947%(c)	07/25/34	449	445,495
Series 2004-05, Class A5, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.652%(c)	09/25/34	467	468,044
MASTR Asset-Backed Securities Trust,
Series 2003-NC01, Class M5, 1 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
4.319%(c)	04/25/33	87	89,612
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	09/25/34	63	62,189
Series 2005-NC01, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	12/25/34	161	158,662
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.067%(c)	07/25/34	106	104,693
Series 2004-HE01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.342%(c)	04/25/35	530	528,612

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2005-NC01, Class M2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.172%(c)	10/25/35	266	$265,409
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.947%(c)	01/25/34	99	99,141
Series 2004-HE06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	08/25/34	113	111,618
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	05/25/34	462	456,962
Series 2005-HE01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	12/25/34	217	204,423
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)
1.217%(c)	10/25/33	1,253	1,252,004
Series 2003-04, Class M2, 1 Month LIBOR + 2.730% (Cap N/A, Floor 2.730%)
2.822%(c)	10/25/33	20	19,619
Series 2003-B, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.567%(c)	11/25/33	27	27,377
NovaStar Mortgage Funding Trust,
Series 2003-02, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 2.775%)
2.867%(c)	09/25/33	372	380,470
Option One Mortgage Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
1.667%(c)	05/25/34	301	307,120
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.650% (Cap 14.000%, Floor 0.975%)
1.067%(c)	11/25/33	194	192,146
Renaissance Home Equity Loan Trust,
Series 2003-02, Class M2A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.092%(c)	08/25/33	227	222,224
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,015	2,123,215
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,510	1,583,479
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
5.380%(cc)	07/25/30	52	45,437
Series 2004-02, Class MV2, 1 Month LIBOR + 1.800% (Cap 10.000%, Floor 1.800%)
1.892%(c)	08/25/35	203	204,683
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	11/25/34	267	266,064

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-08, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.022%(c)	09/25/34	437	$433,899
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.262%(c)	01/25/37	436	433,584
Toyota Auto Receivables Owner Trust,
Series 2019-B, Class A3
2.570%	08/15/23	599	605,927
Veros Automobile Receivables Trust,
Series 2018-01, Class C, 144A
4.650%	02/15/24	250	250,878
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.067%(c)	10/25/34	802	799,534
Series 2004-02, Class M8A, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.592%(c)	10/25/34	734	746,242
World Omni Auto Receivables Trust,
Series 2017-B, Class A4
2.250%	10/16/23	455	458,473

			27,842,796

TOTAL ASSET-BACKED SECURITIES (cost $26,821,415)			27,945,384

BANK LOANS — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.604%(c)	12/18/26	547	525,728
Moran Foods LLC,
Term Loan
—%(p)	03/12/24	100	104,528
—%(p)	10/01/24	153	134,108
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.600%(c)	11/06/24	151	151,169

TOTAL BANK LOANS (cost $810,170)			915,533

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
United States
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	741,441
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51	830	945,463
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,292,841
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.122%(cc)	07/25/30	2,478	319,804

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2021-M03, Class 1A1
1.000%	11/25/33	93	$92,284
Series 2021-M03, Class X1, IO
2.124%(cc)	11/25/33	413	56,744
FHLMC Multifamily Mortgage Trust,
Series 2015-K45, Class C, 144A
3.712%(cc)	04/25/48	1,355	1,423,897
Series 2015-K48, Class B, 144A
3.765%(cc)	08/25/48	1,600	1,736,495
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.405%(cc)	07/25/23	35,236	180,628
Series K723, Class X3, IO
1.984%(cc)	10/25/34	10,000	391,444
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	912	487,749
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.215%(cc)	06/11/42	500	510,161
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30	505	518,764
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.383%(cc)	03/15/45	765	751,623

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,457,008)			9,449,338

CORPORATE BONDS — 16.7%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, MTN
2.625%	11/09/22(a)	772	795,998
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30(a)	1,100	1,144,002
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.375%	04/01/31	1,666	1,779,026
Glencore Funding LLC,
Gtd. Notes, 144A
1.625%	04/27/26	535	536,618
2.500%	09/01/30	596	593,766
4.000%	03/27/27	324	358,959
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36	370	368,380
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, GMTN
2.500%	05/22/22	781	796,801
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34	565	611,241
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.250%	10/28/25	367	393,564

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Australia (cont’d.)
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.500%	06/28/22	772	$789,139
2.800%	01/11/22	778	788,509

			8,956,003

Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36	205	251,427
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43	600	672,805
4.700%	02/01/36	163	199,635
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38	799	952,199
4.500%	06/01/50(a)	972	1,185,243
4.600%	04/15/48	525	641,854

			3,903,163

Bermuda — 0.0%
Triton Container International Ltd.,
Sr. Sec’d. Notes, 144A
1.150%	06/07/24	480	478,808

Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30(a)	1,120	1,191,171

Canada — 0.6%
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	134	135,981
Air Canada 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
3.700%	07/15/27	226	220,894
Alimentation Couche-Tard, Inc.,
Gtd. Notes, 144A
3.439%	05/13/41	290	299,942
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30(a)	430	447,501
Bank of Montreal,
Sr. Unsec’d. Notes, MTN, SOFR + 0.680%
0.726%(c)	03/10/23	212	213,978
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	778	793,423
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
1.625%	05/01/23	550	562,266
2.000%	11/15/22	700	715,925
Bell Canada,
Gtd. Notes
4.300%	07/29/49	188	228,049
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.450%	06/22/23	520	519,934
0.950%	06/23/23(a)	396	399,629

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (cont’d.)
Canadian National Railway Co.,
Sr. Unsec’d. Notes
2.450%	05/01/50	505	$457,009
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/15/47	1,499	1,861,245
Emera US Finance LP,
Gtd. Notes
4.750%	06/15/46	1,730	2,064,863
Sr. Unsec’d. Notes, 144A
2.639%	06/15/31(a)	530	533,454
Emera, Inc.,
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	509	596,066
Enbridge, Inc.,
Gtd. Notes
2.500%	08/01/33	270	270,121
3.125%	11/15/29(a)	380	406,970
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	330	354,809
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	09/01/28(a)	1,773	1,773,057
National Bank of Canada,
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22	530	541,520
Open Text Holdings, Inc.,
Gtd. Notes, 144A
4.125%	02/15/30	50	50,954
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.400%
0.430%(c)	08/05/22	796	798,343
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	660	676,365
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25	1,032	1,104,903
Teck Resources Ltd.,
Sr. Unsec’d. Notes
3.900%	07/15/30	130	140,407
5.400%	02/01/43	727	885,891
6.000%	08/15/40	50	63,695
6.250%	07/15/41(a)	1,298	1,706,308
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
0.250%	01/06/23	680	679,388
0.750%	06/12/23	500	503,599
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.625%	03/01/34(a)	845	1,002,304
Transcanada Trust,
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76(a)	263	293,654

			21,302,447

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
China — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.250%	05/11/41	115	$117,918
3.400%	05/01/30	450	490,563

			608,481

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	343	365,067
5.000%(ff)	01/12/23	670	685,378
5.375%	01/12/24	397	440,358

			1,490,803

Finland — 0.0%
Nordea Bank Abp,
Jr. Sub. Notes, 144A
6.625%(ff)	03/26/26(oo)	390	448,032
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23	530	536,155
Sub. Notes, 144A
4.625%(ff)	09/13/33	220	247,755

			1,231,942

France — 0.5%
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,460	1,441,902
2.219%(ff)	06/09/26	290	299,005
2.871%(ff)	04/19/32	275	282,134
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22	621	635,300
3.500%	03/01/23	530	555,983
3.800%	01/10/24(a)	502	538,666
BPCE SA,
Gtd. Notes, 144A, MTN
3.000%	05/22/22	524	536,525
Sr. Unsec’d. Notes, 144A
2.375%	01/14/25(a)	1,335	1,389,904
Sr. Unsec’d. Notes, 144A, MTN
2.750%	01/11/23	630	652,838
Sub. Notes, 144A
5.150%	07/21/24	1,440	1,605,817
Sub. Notes, 144A, MTN
4.500%	03/15/25	590	650,918
Credit Agricole Corporate & Investment Bank SA,
Sr. Unsec’d. Notes, MTN
0.780%	06/28/24	250	249,402
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)	420	511,543
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	1,160	1,141,540
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 1.430%
1.618%(c)	01/10/22	391	393,699
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	895	912,174

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (cont’d.)
3.750%	04/24/23		520	$550,506
4.125%	01/10/27(a)		315	353,762
Danone SA,
Sr. Unsec’d. Notes, 144A
3.000%	06/15/22		150	153,787
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		1,345	1,333,521
2.625%	10/16/24		370	386,575
2.889%(ff)	06/09/32		590	596,447
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27		260	259,450
3.250%	01/12/22		775	786,863
Sub. Notes, 144A
4.750%	11/24/25(a)		1,150	1,282,145
TotalEnergies Capital International SA,
Gtd. Notes
2.986%	06/29/41		465	473,028
3.127%	05/29/50		90	91,337
WEA Finance LLC,
Gtd. Notes, 144A
2.875%	01/15/27(a)		480	495,369

				18,560,140

Germany — 0.1%
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.375%	12/15/28(a)		850	974,864
Daimler Finance North America LLC,
Gtd. Notes, 144A
3.400%	02/22/22		581	592,416
Deutsche Bank AG,
Sr. Unsec’d. Notes
1.686%	03/19/26(a)		790	796,981
2.222%(ff)	09/18/24		520	533,956
3.035%(ff)	05/28/32		545	554,375
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
1.200%	03/11/26		280	280,069
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
3.200%	09/26/26		748	809,240

				4,541,901

India — 0.0%
Britannia Industries Ltd.,
Unsec’d. Notes
5.500%	06/03/24	INR	250	3,398

Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	01/15/25(a)		904	957,996
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		575	620,695

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Ireland (cont’d.)
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
2.875%	02/15/25	690	$710,844
3.625%	05/01/22	600	613,764
3.950%	07/01/24	860	916,911
4.250%	04/15/26	310	336,136

			4,156,346

Italy — 0.2%
Enel Finance International NV,
Gtd. Notes, 144A
3.625%	05/25/27	500	549,757
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	200	228,113
Intesa Sanpaolo SpA,
Sub. Notes, 144A
4.950%	06/01/42	590	611,417
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34	1,532	1,771,361
7.721%	06/04/38	1,292	1,763,168
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	330	328,589
3.127%(ff)	06/03/32	330	331,685
Sub. Notes, 144A
5.861%(ff)	06/19/32(a)	1,160	1,283,811
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35	575	627,452

			7,495,353

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.193%	02/25/25	1,477	1,537,252
3.455%	03/02/23	570	598,777
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
1.234%(ff)	05/22/27	820	807,756
1.241%(ff)	07/10/24	570	577,611
2.226%(ff)	05/25/26	848	877,299
2.953%	02/28/22	777	790,798
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	470	517,136
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
1.851%	07/16/25	550	561,637
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
2.348%	01/15/25	584	610,325
2.846%	01/11/22	305	309,180
3.102%	01/17/23	650	677,361
3.446%	01/11/27	260	286,182

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Japan (cont’d.)
Suntory Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
2.550%	06/28/22	391	$398,665
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
2.050%	03/31/30(a)	730	723,690
3.025%	07/09/40	335	338,542
5.000%	11/26/28	969	1,167,110

			10,779,321

Luxembourg — 0.1%
ArcelorMittal SA,
Sr. Unsec’d. Notes
7.000%	03/01/41	1,241	1,724,632
7.250%	10/15/39	50	70,817
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A
8.500%	10/15/24(d)	416	244,606
9.750%	07/15/25(d)	175	102,177
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	103	106,485

			2,248,717

Mexico — 0.1%
Bimbo Bakeries USA, Inc.,
Gtd. Notes, 144A
4.000%	05/17/51	206	221,759
Comision Federal de Electricidad,
Gtd. Notes, 144A
4.677%	02/09/51	530	511,842
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50	600	631,588
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A
4.000%	09/06/49	450	481,924

			1,847,113

Netherlands — 0.1%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27	200	198,874
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26(a)	460	505,769
Gtd. Notes, MTN
3.875%	02/08/22(a)	656	670,579
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22(a)	776	792,017
Lundin Energy Finance BV,
Gtd. Notes, 144A
2.000%	07/15/26	410	410,928
3.100%	07/15/31	915	925,711
Shell International Finance BV,
Gtd. Notes
2.750%	04/06/30(a)	1,146	1,221,773

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Netherlands (cont’d.)
4.550%	08/12/43	40	$49,928

			4,775,579

Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.375%	05/22/30	100	103,128

Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28(a)	1,200	1,185,854

South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31	300	307,023

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
1.125%	09/18/25	200	198,377
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	200	200,349
2.706%	06/27/24	1,000	1,052,627
3.125%	02/23/23	400	416,454
3.490%	05/28/30	800	863,766
Telefonica Emisiones SA,
Gtd. Notes
4.665%	03/06/38(a)	1,362	1,602,323
4.895%	03/06/48	195	233,222
5.520%	03/01/49(a)	1,388	1,803,781

			6,370,899

Switzerland — 0.3%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)	720	761,584
6.250%(ff)	12/18/24(oo)	720	789,760
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	755	739,573
2.593%(ff)	09/11/25(a)	1,888	1,964,836
4.207%(ff)	06/12/24	1,862	1,982,838
4.282%	01/09/28	1,190	1,324,163
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	09/15/22	380	395,141
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
5.550%	10/25/42	118	151,728
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50	158	159,344
UBS Group AG,
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	1,000	993,427
3.126%(ff)	08/13/30	359	384,737
3.491%	05/23/23	1,036	1,063,814

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Switzerland (cont’d.)
4.125%	09/24/25	278	$309,956

			11,020,901

Taiwan — 0.1%
TSMC Global Ltd.,
Gtd. Notes, 144A
1.250%	04/23/26	980	974,493
2.250%	04/23/31(a)	410	413,114

			1,387,607

United Kingdom — 1.1%
Astrazeneca Finance LLC,
Gtd. Notes
2.250%	05/28/31	240	243,346
AstraZeneca PLC,
Sr. Unsec’d. Notes
0.300%	05/26/23	520	518,543
1.375%	08/06/30(a)	745	705,916
2.125%	08/06/50(a)	430	375,287
4.000%	09/18/42(a)	210	250,556
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	924	1,004,046
Barclays PLC,
Jr. Sub. Notes
7.875%(ff)	03/15/22(oo)	620	646,563
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	1,555	1,642,593
3.932%(ff)	05/07/25	600	647,373
4.610%(ff)	02/15/23	766	785,417
BAT Capital Corp.,
Gtd. Notes
3.557%	08/15/27	925	989,803
4.390%	08/15/37	916	988,279
4.906%	04/02/30	680	781,498
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	254	271,026
4.875%(ff)	03/22/30(oo)	392	430,200
CK Hutchison International 19 Ltd.,
Gtd. Notes, 144A
3.250%	04/11/24(a)	496	528,466
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25(a)	495	494,733
2.013%(ff)	09/22/28	985	988,287
2.848%(ff)	06/04/31(a)	560	581,126
4.041%(ff)	03/13/28	2,225	2,467,891
4.292%(ff)	09/12/26	698	776,838
4.950%	03/31/30	684	825,490
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.125%	07/26/24	362	381,002
3.500%	07/26/26	532	570,809
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
1.627%(ff)	05/11/27	270	270,380

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
3.000%	01/11/22	583	$591,339
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
1.000%	08/28/25(a)	350	348,263
4.302%(ff)	03/08/29(a)	305	344,983
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	780	799,785
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32(a)	390	425,317
Natwest Group PLC,
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	422	421,979
3.073%(ff)	05/22/28(a)	365	385,095
4.269%(ff)	03/22/25	1,513	1,641,751
NatWest Markets PLC,
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22	762	792,471
New England Power Co.,
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	150	164,970
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22	775	789,768
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25(a)	1,320	1,325,054
1.673%(ff)	06/14/27	570	568,929
2.896%(ff)	03/15/32	690	711,665
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23(a)	315	317,704
1.456%(ff)	01/14/27(a)	1,835	1,817,931
2.819%(ff)	01/30/26(a)	964	1,011,744
4.247%(ff)	01/20/23	769	784,437
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
4.500%	08/15/30(a)	1,712	1,725,367
Vmed O2 UK Financing I PLC,
Sr. Sec’d. Notes, 144A
4.250%	01/31/31	1,734	1,705,630
Vodafone Group PLC,
Sr. Unsec’d. Notes
4.250%	09/17/50(a)	364	423,715
4.375%	02/19/43	195	227,553
Sub. Notes
3.250%(ff)	06/04/81	165	165,940
4.125%(ff)	06/04/81	375	373,877

			36,030,735

United States — 12.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.612%(c)	08/10/22	1,596	1,596,711
Sr. Unsec’d. Notes, 144A
2.500%	02/10/41	150	139,519
2.800%	02/10/51	280	261,311

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	770	$795,553
3.200%	11/21/29(a)	2,027	2,200,002
4.050%	11/21/39	581	674,454
4.450%	05/14/46	505	611,685
4.500%	05/14/35	207	250,045
4.750%	03/15/45	110	137,846
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,753	1,735,950
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	170	159,209
2.500%	09/15/50	566	508,762
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	320	360,637
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
1.375%	01/15/26	310	306,912
2.450%	01/15/31	100	99,035
3.300%	07/15/25	489	522,944
3.950%	07/15/30	353	386,640
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47(a)	290	325,761
4.125%	11/15/42	218	249,801
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	1,163	1,239,247
3.375%	07/01/25	150	161,028
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	200	210,349
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	210	212,523
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	1,590	1,617,873
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	100	98,722
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31(a)	1,766	1,732,869
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	330	300,418
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	470	447,539
3.875%	09/16/46	559	554,257
4.800%	02/14/29	720	834,949
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60	310	295,381

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.875%	08/22/37	395	$470,210
AMC Networks, Inc.,
Gtd. Notes
4.250%	02/15/29(a)	1,739	1,756,975
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	190	188,401
3.500%	01/15/31	734	803,995
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29(a)	1,613	1,744,333
American Express Co.,
Sr. Unsec’d. Notes
3.400%	02/27/23	610	638,633
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	11/16/22	690	711,838
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	342	386,565
4.800%	07/10/45	200	250,660
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,183	1,251,334
3.950%	03/15/29	672	755,293
American Tower Trust #1,
Asset Backed, 144A
3.652%	03/15/48	210	230,004
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
0.737%	03/15/23	597	598,182
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40	366	380,641
Anthem, Inc.,
Sr. Unsec’d. Notes
0.450%	03/15/23	538	538,584
4.625%	05/15/42	85	105,776
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series AA
2.700%	04/01/31	320	330,919
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	330	321,048
2.650%	05/11/50	638	625,311
2.800%	02/08/61	35	34,236
2.950%	09/11/49	200	207,375
3.450%	02/09/45	880	986,968
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.890%
1.044%(c)	02/15/23	394	397,524
Sr. Unsec’d. Notes
2.250%	02/01/32	650	638,876
3.100%	02/01/43	455	446,048
3.300%	02/01/52	200	194,795
3.500%	06/01/41	30	31,228
4.300%	02/15/30	660	763,092

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
4.800%	06/15/44	120	$144,293
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	550	545,118
3.550%	09/15/55	875	876,769
3.650%	09/15/59	762	772,001
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27	140	151,375
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26(a)	605	604,986
5.500%	12/15/24	150	169,701
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	1,290	1,300,657
2.687%(ff)	04/22/32	380	391,431
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	240	263,996
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	830	805,376
2.676%(ff)	06/19/41	390	379,472
2.881%(ff)	04/24/23	1,060	1,081,758
2.884%(ff)	10/22/30	1,417	1,491,693
3.705%(ff)	04/24/28	1,758	1,943,950
3.824%(ff)	01/20/28	3,829	4,252,581
3.974%(ff)	02/07/30	455	515,913
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	865	887,988
Sub. Notes, MTN, Series L
4.183%	11/25/27	660	738,987
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.661%(ff)	05/16/23	985	1,005,032
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	155	158,825
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	390	399,359
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	385	375,654
3.700%	06/06/27	701	779,208
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	315	305,848
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	500	498,463
4.200%	08/15/48	4	4,939
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	1,230	1,233,272
3.150%	05/01/50	91	89,485
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	530	535,009

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
2.250%	06/15/26	180	$183,773
3.250%	02/01/35	471	478,791
3.625%	02/01/31(a)	705	758,321
3.950%	08/01/59	655	684,423
5.705%	05/01/40	164	211,602
5.930%	05/01/60	1,265	1,744,864
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	310	326,465
Boston Properties LP,
Sr. Unsec’d. Notes
2.550%	04/01/32	270	271,517
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)	590	609,943
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50(a)	560	521,134
2.939%	06/04/51	370	354,837
3.017%	01/16/27	355	382,943
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	565	543,793
2.550%	11/13/50(a)	845	809,244
3.450%	11/15/27	629	701,425
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,872	2,068,971
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	650	639,674
3.750%	02/15/51(a)	1,771	1,850,735
Buckeye Partners LP,
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28(a)	600	615,005
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25(a)	625	631,949
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51(a)	330	343,963
3.900%	08/01/46	135	158,520
4.950%	09/15/41	88	115,615
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	218	224,226
Capital One Financial Corp.,
Jr. Sub. Notes, Series M
3.950%(ff)	09/01/26(a)(oo)	594	606,331
Sr. Unsec’d. Notes
3.200%	01/30/23	640	666,596
Cardinal Health, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
0.889%(c)	06/15/22	397	399,390
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
3.450%	05/15/23	510	539,604

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	148	$153,215
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,716	1,748,939
5.750%	02/15/26	440	454,786
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(oo)	410	435,056
Sr. Unsec’d. Notes
2.650%	06/01/31	1,050	1,071,417
2.950%	03/01/30	207	218,267
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23	705	737,205
4.950%	06/01/43	289	340,985
5.150%	03/15/34	477	580,123
5.375%	03/15/44	339	419,523
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	810	828,356
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	85	81,866
2.800%	04/01/31(a)	675	690,523
3.500%	06/01/41(a)	350	352,372
3.700%	04/01/51	209	207,988
3.850%	04/01/61	1,884	1,851,980
3.900%	06/01/52	205	208,605
4.800%	03/01/50	695	800,714
6.384%	10/23/35	345	462,334
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,250	1,454,977
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)	440	398,816
3.850%	01/15/28	900	1,026,028
Chubb INA Holdings, Inc.,
Gtd. Notes
2.875%	11/03/22	150	154,473
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	150	164,596
4.375%	10/15/28	656	763,542
Sr. Unsec’d. Notes
2.400%	03/15/30	525	536,044
3.200%	03/15/40	135	140,128
3.400%	03/15/50	193	200,761
3.400%	03/15/51	80	83,677
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	490	540,575
Citigroup, Inc.,
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	147	158,791

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Jr. Sub. Notes, Series T
6.250%(ff)	08/15/26(a)(oo)	730	$852,718
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(a)(oo)	428	442,361
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25	580	581,444
2.976%(ff)	11/05/30	2,577	2,733,486
3.142%(ff)	01/24/23	390	395,873
3.520%(ff)	10/27/28(a)	722	790,663
3.668%(ff)	07/24/28	475	524,623
3.980%(ff)	03/20/30	880	998,634
Sub. Notes
4.300%	11/20/26	840	949,044
5.300%	05/06/44	40	53,669
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.096%(c)	03/29/23	591	596,563
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	336	374,604
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.250%	01/05/32(a)	405	414,669
2.500%	06/01/40(a)	941	933,481
3.000%	03/05/51	40	41,511
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52(a)	925	835,086
3.200%	07/15/36	790	845,814
3.400%	07/15/46	15	16,027
3.750%	04/01/40	1,114	1,259,489
4.049%	11/01/52	360	428,390
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	100	113,329
3.700%	03/01/45	50	57,124
4.700%	01/15/44	115	147,296
Comstock Resources, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25	86	89,264
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.400%	11/01/48(a)	1,315	1,757,663
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.300%	04/15/44	280	347,229
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	630	707,634
4.300%	08/15/28	625	724,969
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	781	839,489
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	100	100,776

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	205	$194,080
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	425	514,617
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.100%	04/01/31	205	199,938
2.900%	04/01/41(a)	620	602,224
3.250%	01/15/51	704	701,247
3.800%	02/15/28	420	466,686
4.150%	07/01/50	50	57,066
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30	1,713	1,707,233
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	773	703,516
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	1,065	1,032,715
2.750%	12/01/22(a)	776	797,571
4.300%	03/25/28	970	1,114,339
4.780%	03/25/38	240	295,209
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
4.900%	10/01/26(a)	800	923,168
5.300%	10/01/29(a)	681	821,340
5.450%	06/15/23	45	48,814
6.020%	06/15/26	1,190	1,427,228
8.350%	07/15/46	1,088	1,780,019
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30	605	665,679
5.875%	06/15/28(a)	207	230,049
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	840	900,344
4.400%	03/24/51	1,646	1,859,290
4.750%	05/31/25	569	641,483
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	270	294,764
3.950%	03/20/28	950	1,057,709
4.000%	09/15/55	1,845	1,951,270
4.950%	05/15/42	45	53,415
5.200%	09/20/47	200	249,129
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31(a)	1,772	1,700,086
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30(a)	515	510,006
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22	448	448,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31	380	$395,141
3.200%	08/15/49	50	52,552
First Ref. Mortgage
4.000%	09/30/42	255	300,271
Duke Energy Corp.,
Sr. Unsec’d. Notes, SOFR + 0.250%
0.297%(c)	06/10/23	399	399,785
Sr. Unsec’d. Notes
3.500%	06/15/51	115	118,900
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	220	238,740
3.800%	07/15/28	310	351,113
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50(a)	728	705,389
3.750%	05/15/46	125	140,822
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	130	130,630
4.300%	02/01/49	38	46,914
Duke Energy Progress LLC,
First Mortgage
2.500%	08/15/50	60	55,328
3.700%	10/15/46	35	39,651
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.775%	01/07/32	190	191,785
3.616%	08/01/27	520	564,947
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29(a)	1,698	1,715,212
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	420	432,473
4.125%	03/15/28	125	133,054
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%	08/28/28(a)	1,511	1,769,091
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	280	270,759
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50(a)	673	609,821
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	1,825	1,788,966
Enable Midstream Partners LP,
Gtd. Notes
5.000%	05/15/44	250	272,100
Sr. Unsec’d. Notes
4.150%	09/15/29	285	312,028
4.400%	03/15/27	470	519,636

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	162	$170,546
5.150%	02/01/43	176	199,042
5.150%	03/15/45(a)	423	487,518
5.250%	04/15/29(a)	890	1,051,291
5.300%	04/01/44	185	214,286
5.950%	10/01/43	245	304,452
6.000%	06/15/48	50	63,226
6.250%	04/15/49	1,403	1,844,986
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	125	155,014
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29	1,695	1,770,174
Gtd. Notes, 144A
5.625%	01/15/28(a)	1,646	1,745,003
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	575	510,384
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	115	126,143
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31(a)	430	429,688
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	430	436,102
2.900%	03/15/51	160	159,123
4.950%	01/15/45	595	651,590
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	80	88,181
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	70	75,674
3.550%	09/30/49	538	577,968
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	150	148,622
3.700%	01/31/51	160	171,923
EPR Properties,
Gtd. Notes
4.950%	04/15/28(a)	1,204	1,302,384
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28(a)	700	756,226
6.500%	07/15/48(a)	1,678	1,791,273
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	700	712,316
4.750%	01/15/31(a)	1,725	1,777,502
Equinix, Inc.,
Sr. Unsec’d. Notes
2.500%	05/15/31(a)	690	702,101

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.400%	07/07/25	360	$363,560
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	210	188,113
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	666	704,989
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.610%	10/15/30(a)	775	817,445
2.995%	08/16/39	458	470,973
3.095%	08/16/49	408	416,090
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	170	175,038
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.375%	03/01/23	489	488,585
3.100%	03/01/41	140	143,832
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.640%
0.816%(c)	02/01/22	449	450,584
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50(a)	1,889	1,846,498
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	1,169	1,286,864
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	460	465,845
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	245	288,907
4.050%	06/01/42	50	60,741
Fluor Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/28(a)	1,682	1,708,936
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25(a)	750	777,719
3.625%	06/17/31	860	876,208
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	700	755,579
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28(a)	516	538,140
5.250%	09/01/29	889	980,545
5.450%	03/15/43	1,942	2,374,217
GE Capital Funding LLC,
Gtd. Notes
4.400%	05/15/30	2,160	2,517,708
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	400	436,397

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
4.418%	11/15/35	400	$480,427
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27(a)	480	528,034
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	725	789,171
5.950%	04/01/49	1,336	1,818,932
6.125%	10/01/25	678	802,610
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	73	78,650
5.250%	03/01/26	30	34,659
Sr. Unsec’d. Notes
1.700%	08/18/23	505	515,209
2.750%	06/20/25	993	1,045,716
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	695	669,480
2.800%	10/01/50	635	610,021
4.000%	09/01/36	381	441,388
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	516	537,264
3.200%	08/15/29	399	426,199
4.150%	08/15/49	1,552	1,786,116
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	50	49,753
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,220	1,216,414
1.542%(ff)	09/10/27	920	917,176
2.615%(ff)	04/22/32	400	409,080
2.908%(ff)	06/05/23	780	797,485
3.500%	04/01/25	1,788	1,939,190
3.691%(ff)	06/05/28	3,114	3,439,131
3.814%(ff)	04/23/29	296	330,996
4.017%(ff)	10/31/38	270	316,580
4.223%(ff)	05/01/29(a)	485	553,710
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/15/28(a)	1,728	1,740,374
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	160	163,265
3.450%	10/15/27	100	105,161
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30(a)	530	564,284
5.375%	09/01/26	585	673,523
5.625%	09/01/28	580	687,939
Sr. Sec’d. Notes
3.500%	07/15/51	160	160,044
4.500%	02/15/27	1,830	2,069,081
5.250%	06/15/49	1,386	1,769,062
5.500%	06/15/47	30	39,068

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.000%	03/15/31(a)	940	$910,135
3.100%	02/15/30	137	145,466
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	180	189,043
3.000%	01/15/30	498	528,239
3.500%	07/15/29	360	398,346
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	185	231,366
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	65	60,129
3.300%	04/15/40(a)	946	1,037,155
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	403	406,769
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	265	269,539
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.150%	11/10/22	455	457,848
1.250%	09/18/23	475	479,271
1.800%	10/15/25	1,585	1,606,252
2.375%	10/15/27	255	260,616
2.850%	11/01/22	579	595,344
Sr. Unsec’d. Notes, 144A, MTN
1.300%	01/08/26	200	197,463
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
4.375%	02/01/29(a)	1,766	1,761,979
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	524	605,830
4.750%	08/01/28	360	423,999
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28	1,707	1,703,416
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49(a)	530	564,854
3.734%	12/08/47	105	119,814
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22	777	793,908
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31(a)	1,723	1,745,241
4.875%	09/15/29	1,688	1,743,943
5.250%	07/15/30	1,646	1,743,034
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	1,680	1,770,930

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
J2 Global, Inc.,
Gtd. Notes, 144A
4.625%	10/15/30	1,690	$1,749,129
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	398	403,976
4.300%	01/15/26	200	221,256
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	116	136,264
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50(a)	240	224,035
3.400%	01/15/38	110	124,691
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.597%	05/25/28	260	305,344
KeyBank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%
0.836%(c)	02/01/22	794	796,657
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31(a)	500	481,345
3.250%	08/01/50(a)	305	295,208
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45(a)	1,441	1,727,988
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31	800	910,505
4.375%	06/01/46(a)	1,594	1,806,506
4.625%	10/01/39	394	459,302
4.875%	10/01/49(a)	1,503	1,821,479
5.200%	07/15/45	1,448	1,799,357
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	768	847,907
4.450%	02/01/47	85	101,592
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	50	56,070
6.750%	07/01/36	1,409	1,766,804
6.875%	11/01/35(a)	1,391	1,762,991
Gtd. Notes, 144A
6.625%	10/01/30	25	28,918
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	365	423,665
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,340	1,307,331
2.950%	05/15/23	110	114,390
4.375%	05/15/30	105	119,231
Lennar Corp.,
Gtd. Notes
4.750%	11/29/27(a)	904	1,044,611
5.000%	06/15/27	465	538,191

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)	220	$220,629
3.800%	03/01/45	273	318,339
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	70	86,865
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	656	720,621
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	327	371,597
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	1,450	1,627,564
LYB International Finance III LLC,
Gtd. Notes
3.625%	04/01/51(a)	380	402,362
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
0.765%(c)	05/18/22	793	797,011
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	980	1,045,497
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/22	390	394,945
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/30	50	50,847
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	235	260,359
3.700%	02/15/42	130	145,438
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31(a)	895	871,870
3.850%	01/15/30	434	466,929
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	06/24/40	110	106,507
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	282	293,925
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	106	126,719
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN
1.950%	01/13/23	630	645,140
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	170	182,355
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	02/15/29(a)	1,682	1,711,084

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,639	$1,742,401
Microchip Technology, Inc.,
Sr. Sec’d. Notes
2.670%	09/01/23	235	244,716
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	485	484,908
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	268	284,279
3.450%	08/08/36	245	283,144
3.700%	08/08/46(a)	507	612,200
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	70	78,705
Molson Coors Beverage Co.,
Gtd. Notes
4.200%	07/15/46	1,617	1,799,808
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	705	776,821
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	255	226,495
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26(a)	765	753,663
1.593%(ff)	05/04/27	1,480	1,490,198
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	449	470,328
3.125%	01/23/23	610	636,091
3.875%	01/27/26	700	782,421
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	1,586	1,669,728
2.802%(ff)	01/25/52	240	235,726
3.591%(ff)	07/22/28	1,596	1,768,360
3.622%(ff)	04/01/31	294	328,379
Sub. Notes, MTN
3.950%	04/23/27	320	357,467
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	255	285,789
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/44	1,389	1,814,169
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	443	506,444
4.700%	04/15/48	237	275,560
Murphy Oil USA, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	733	724,820
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	207	227,164

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	125	$139,876
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	1,075	1,249,445
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	785	933,310
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	310	291,687
New York Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.190%
0.240%(c)	06/30/23	583	582,639
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	125	140,448
4.450%	05/15/69	110	136,868
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.875%	04/01/36	1,393	1,721,649
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 2.125%
2.244%(c)	06/15/67	449	416,957
Gtd. Notes
3.625%	06/15/23	569	598,175
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40	508	557,386
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25(a)	570	565,698
2.950%	09/01/29(a)	455	481,616
Nordstrom, Inc.,
Sr. Unsec’d. Notes
5.000%	01/15/44(a)	1,618	1,614,478
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	820	822,042
3.950%	10/01/42	110	126,552
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	250	255,596
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	1,080	1,178,684
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	140	159,880
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31(a)	1,743	1,711,750
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	848	903,045
Nucor Corp.,
Sr. Unsec’d. Notes
4.125%	09/15/22	763	790,204

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26	542	$549,585
ONE Gas, Inc.,
Sr. Unsec’d. Notes
0.850%	03/11/23	825	825,434
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30	1,775	1,759,279
5.375%	11/15/29	1,525	1,661,377
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	740	759,761
2.800%	04/01/27	566	600,137
2.875%	03/25/31	1,045	1,088,141
3.600%	04/01/40	1,326	1,398,797
3.600%	04/01/50	540	554,826
3.850%	07/15/36	120	132,579
Pacific Gas & Electric Co.,
First Mortgage
3.450%	07/01/25(a)	585	613,043
3.500%	08/01/50	250	222,507
4.450%	04/15/42	470	466,747
4.600%	06/15/43	548	546,072
4.950%	07/01/50	1,671	1,721,226
PacifiCorp,
First Mortgage
3.300%	03/15/51(a)	498	530,503
4.125%	01/15/49	178	213,514
Patterson-UTI Energy, Inc.,
Sr. Unsec’d. Notes
3.950%	02/01/28(a)	1,794	1,814,965
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29	140	149,549
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40	56	63,888
3.600%	08/13/42	35	40,532
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	795	752,731
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50(a)	495	493,527
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	307	339,489
Phillips 66,
Gtd. Notes
2.150%	12/15/30	484	476,152
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31(a)	1,707	1,769,437
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	455	438,494

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	285	$286,183
4.500%	12/15/26(a)	710	797,662
4.900%	02/15/45	1,682	1,829,698
5.150%	06/01/42	115	128,989
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
2.812%(c)	03/30/67	957	940,336
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	140	119,463
Protective Life Global Funding,
Sec’d. Notes, 144A
0.781%	07/05/24	150	150,109
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	360	439,501
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.700%	05/01/50	209	205,657
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.650%	11/15/22	774	796,207
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28	260	262,631
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27(a)	698	815,664
5.500%	03/01/26	109	127,692
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29(a)	280	305,392
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	09/01/28	1,680	1,714,724
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.500%	12/15/22	584	599,321
3.125%	07/01/50	405	416,452
3.750%	11/01/46	160	180,440
4.125%	11/16/28	1,168	1,345,274
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,212	1,276,755
3.700%	06/15/30	410	454,374
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	985	934,365
2.800%	09/15/50(a)	1,651	1,505,044
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	330	324,891
2.000%	06/30/30	155	152,827
2.950%	09/15/29	220	235,278

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Royalty Pharma PLC,
Gtd. Notes, 144A
1.200%	09/02/25	380	$376,778
3.550%	09/02/50	1,816	1,813,121
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	275	236,126
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28(a)	800	903,617
4.500%	05/15/30	745	859,573
5.000%	03/15/27	360	415,703
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51	460	464,812
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	94,596
First Mortgage, Series UUU
3.320%	04/15/50	58	61,654
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	160	178,653
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29(a)	1,723	1,709,394
Seagate HDD Cayman,
Gtd. Notes
5.750%	12/01/34(a)	1,483	1,705,692
Gtd. Notes, 144A
3.375%	07/15/31	50	48,408
4.091%	06/01/29	1,615	1,657,202
4.125%	01/15/31(a)	1,689	1,727,003
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	10/15/25(oo)	663	720,026
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	200	203,137
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,735	1,716,406
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	12/01/30(a)	1,753	1,724,057
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	1,709	1,728,927
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30(a)	340	343,594
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	149	149,379
First Mortgage, Series 20A
2.950%	02/01/51(a)	380	346,366

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
First Mortgage, Series E
3.700%	08/01/25	130	$141,673
First Ref. Mortgage, Series B
3.650%	03/01/28(a)	590	648,744
First Ref. Mortgage, Series C
3.600%	02/01/45	220	220,681
4.125%	03/01/48	300	320,899
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31(a)	753	715,750
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	108	106,151
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	530	635,684
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	110	120,811
Sr. Unsec’d. Notes, Series N
1.650%	03/15/26	660	668,719
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	19	19,486
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	280	310,736
State Street Corp.,
Sr. Unsec’d. Notes
2.653%(ff)	05/15/23	734	748,737
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	10/15/50	1,812	1,808,158
SVB Financial Group,
Jr. Sub. Notes, Series C
4.000%(ff)	05/15/26(oo)	610	621,106
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	1,120	1,123,998
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	1,560	1,690,409
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	140	148,507
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	50	50,847
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.750%	01/15/30	1,017	1,044,543
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	725	1,088
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	1,827	2,036,914
5.500%	09/01/41	50	62,172

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
5.875%	11/15/40	105	$135,505
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28(a)	390	395,197
2.250%	11/15/31(a)	578	569,237
3.000%	02/15/41	260	257,112
3.300%	02/15/51	25	24,911
3.600%	11/15/60	1,777	1,814,304
3.750%	04/15/27(a)	874	965,853
3.875%	04/15/30(a)	970	1,082,707
4.375%	04/15/40	215	252,007
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.350%	10/14/22	798	798,845
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	1,730	1,753,988
Truist Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
0.766%(c)	08/02/22	1,033	1,033,287
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	240	253,280
TTM Technologies, Inc.,
Gtd. Notes, 144A
4.000%	03/01/29(a)	1,721	1,730,308
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	160	186,570
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	104	109,283
Union Electric Co.,
First Mortgage
2.150%	03/15/32	455	456,184
2.950%	03/15/30	231	247,969
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/22	488	496,903
3.600%	09/15/37(a)	230	257,491
4.375%	09/10/38	220	261,125
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	889	989,159
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	407	415,930
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31(a)	440	450,618
2.750%	05/15/40(a)	808	817,659
3.050%	05/15/41	200	209,555
3.250%	05/15/51	280	299,345
3.500%	08/15/39	570	636,305
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	890	894,378

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	185	$194,394
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	182	183,473
2.150%	09/15/27	210	213,537
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	1,752	1,751,409
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31(a)	480	487,132
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	320	322,956
1.680%	10/30/30(a)	335	320,043
1.750%	01/20/31(a)	325	311,453
2.100%	03/22/28	240	245,083
2.650%	11/20/40	675	651,256
2.875%	11/20/50	490	467,938
2.987%	10/30/56	170	159,839
3.400%	03/22/41	555	587,873
3.550%	03/22/51	410	438,109
3.700%	03/22/61	385	412,924
3.875%	02/08/29(a)	580	659,899
4.000%	03/22/50	87	100,124
4.016%	12/03/29	205	235,155
4.272%	01/15/36(a)	1,064	1,269,068
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	328	375,176
Sr. Unsec’d. Notes
4.600%	01/15/45	370	440,118
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50	1,857	1,967,795
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	995	916,466
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	200	221,856
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	616	637,171
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	290	306,557
4.300%	07/15/29	1,105	1,201,565
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	403	447,873
4.650%	05/15/27	61	69,992
4.700%	05/15/30	254	300,683
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38	311	373,664

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49	209	$205,829
3.500%	05/13/40	271	301,947
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	560	579,464
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	1,258	1,300,625
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,040	1,079,714
3.068%(ff)	04/30/41	310	317,886
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,350	1,399,843
2.406%(ff)	10/30/25	454	475,002
2.625%	07/22/22	771	790,014
3.196%(ff)	06/17/27(a)	1,118	1,207,672
3.584%(ff)	05/22/28(a)	1,744	1,920,119
Sub. Notes, MTN
4.400%	06/14/46	140	169,067
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30	457	487,032
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	740	741,396
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	700	753,522
6.500%	02/01/50	1,511	1,752,416
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	55	66,517
5.400%	03/04/44	345	436,626
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31(a)	340	338,774
WW International Inc.,
Sr. Sec’d. Notes, 144A
4.500%	04/15/29	1,748	1,765,141
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/29	310	323,312
3.400%	06/01/30	260	285,688
Xerox Holdings Corp.,
Gtd. Notes, 144A
5.500%	08/15/28	1,631	1,685,764
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30	170	172,692
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/31	1,748	1,746,420
4.625%	01/31/32	50	52,545
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30(a)	1,595	1,725,742

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	710	$777,464
4.450%	08/15/45	80	94,699
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	410	466,884

			426,200,603

TOTAL CORPORATE BONDS (cost $568,552,964)			576,177,436

MUNICIPAL BONDS — 0.0%
New York
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	530	706,140
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	150	197,046

TOTAL MUNICIPAL BONDS (cost $877,478)			903,186

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
United States
Adjustable Rate Mortgage Trust,
Series 2004-05, Class 2A1
2.706%(cc)	04/25/35	323	326,929
Alternative Loan Trust,
Series 2004-25CB, Class A1
6.000%	12/25/34	867	870,550
Series 2004-27CB, Class A1
6.000%	12/25/34	306	301,826
Series 2004-32CB, Class 2A5
5.500%	02/25/35	244	245,239
Series 2005-64CB, Class 1A15
5.500%	12/25/35	779	773,996
Banc of America Alternative Loan Trust,
Series 2006-05, Class 3A1
6.000%	06/25/46	10	9,788
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-09, Class 22A1
3.048%(cc)	11/25/34	125	123,968
Series 2005-06, Class 1A1
2.968%(cc)	08/25/35	103	93,368
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)
0.492%(c)	10/25/34	144	124,052
Series 2005-AC06, Class 1A2, IO, 1 Month LIBOR x (1) + 5.000% (Cap 5.000%, Floor 0.000%)
4.909%(c)	09/25/35	1,159	124,642
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
2.530%(c)	10/25/35	211	213,536
Series 2006-04, Class 2A1A
6.000%	12/25/35	655	660,255

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	101	$101,830
Series 2004-22, Class A3
2.800%(cc)	11/25/34	963	973,900
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.680%)
0.772%(c)	02/25/35	224	209,835
Series 2004-J03, Class A7
5.500%	05/25/34	56	57,362
Series 2005-31, Class 3A1
2.837%(cc)	01/25/36	264	268,521
Series 2005-HYB01, Class 4A1
2.630%(cc)	03/25/35	136	146,562
Series 2005-HYB03, Class 2A2A
2.609%(cc)	06/20/35	448	464,111
Series 2006-10, Class 1A11
5.850%	05/25/36	76	52,686
Series 2006-15, Class A1
6.250%	10/25/36	118	83,967
Series 2006-18, Class 2A7
6.000%	12/25/36	143	110,275
Series 2006-HYB01, Class 2A2C
2.727%(cc)	03/20/36	452	447,414
Series 2006-HYB02, Class 2A1B
2.880%(cc)	04/20/36	636	604,903
Series 2007-02, Class A16
6.000%	03/25/37	420	303,216
Series 2007-HYB01, Class 2A1
2.829%(cc)	03/25/37	1,139	1,074,366
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 1A1
5.000%	11/25/20	66	33,312
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	130	156,214
Series 2002-T19, Class A2
7.000%	07/25/42	238	283,736
Fannie Mae Interest Strips,
Series 417, Class C11, IO
2.500%	02/25/28	966	60,718
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
4.930%(s)	05/25/44	236	197,255
Series 2004-W12, Class 1PO, PO
1.790%(s)	07/25/44	223	208,358
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	121	139,334
Series 2003-49, Class YC
4.000%	06/25/23	25	25,994
Series 2003-78, Class B
5.000%	08/25/23	76	79,009
Series 2004-35, Class AZ
4.500%	05/25/34	238	265,446

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2004-70, Class EB
5.000%	10/25/24	13	$12,937
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.152%(c)	12/25/36	27	27,047
Series 2006-44, Class P, PO
1.750%(s)	12/25/33	28	25,793
Series 2006-77, Class PC
6.500%	08/25/36	35	40,467
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
6.359%(c)	12/25/37	357	67,373
Series 2008-85, Class EB
5.000%	09/25/28	22	24,007
Series 2011-52, Class GB
5.000%	06/25/41	238	271,560
Series 2012-13, Class JP
4.500%	02/25/42	83	86,908
Series 2012-79, Class TP
6.500%	07/25/42	58	67,895
Series 2013-04, Class AJ
3.500%	02/25/43	247	260,745
Series 2013-13, Class IK, IO
2.500%	03/25/28	704	33,172
Series 2013-31, Class NC
3.000%	04/25/43	554	572,418
Fannie Mae Trust,
Series 2003-W06, Class F, 1 Month LIBOR + 0.350% (Cap 8.500%, Floor 0.350%)
0.442%(c)	09/25/42	281	282,839
Series 2004-W09, Class 1PO, PO
2.920%(s)	02/25/44	259	231,168
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	107	119,736
Series 2768, Class PK
5.000%	03/15/34	89	100,822
Series 2846, Class GB
5.000%	08/15/24	121	126,283
Series 2877, Class PB
5.500%	10/15/34	397	451,456
Series 2902, Class QG
5.500%	12/15/34	82	95,118
Series 3158, Class NE
5.500%	05/15/36	81	95,102
Series 3187, Class Z
5.000%	07/15/36	189	213,254
Series 3704, Class DC
4.000%	11/15/36	52	53,614
Series 3816, Class HN
4.500%	01/15/41	331	370,729
Series 3920, Class LP
5.000%	01/15/34	152	171,916
Series 4054, Class HI, IO
3.000%	05/15/26	279	3,846

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 4822, Class ZB
4.000%	07/15/48	1,008	$1,079,125
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	296	317,957
Series 304, Class C32, IO
3.000%	12/15/27	478	27,796
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	186	194,732
Series 2004-19, Class KE
5.000%	03/16/34	386	427,391
Series 2005-03, Class QB
5.000%	01/16/35	112	122,355
Series 2008-38, Class BG
5.000%	05/16/38	197	218,805
Series 2011-22, Class WA
5.873%(cc)	02/20/37	175	201,087
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1) + 6.800% (Cap 0.300%, Floor 0.000%)
0.300%(c)	10/20/39	844	165
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
0.537%(c)	04/20/60	2	2,151
Series 2013-184, Class KZ
2.500%	12/20/43	805	808,860
Series 2013-H04, Class BA
1.650%	02/20/63	17	17,428
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.507%(c)	02/20/62	13	12,836
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
2.818%(cc)	12/25/34	16	15,887
Impac CMB Trust,
Series 2004-04, Class 1A2, 1 Month LIBOR + 0.620% (Cap 11.250%, Floor 0.620%)
0.712%(c)	09/25/34	378	370,666
Series 2004-05, Class 1M3, 1 Month LIBOR + 0.945% (Cap 11.000%, Floor 0.945%)
1.037%(c)	10/25/34	87	87,022
Series 2004-09, Class 1A1, 1 Month LIBOR + 0.760% (Cap 11.250%, Floor 0.760%)
0.852%(c)	01/25/35	437	448,283
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.700%)
0.792%(c)	03/25/35	400	397,332
Series 2005-04, Class 1A1A, 1 Month LIBOR + 0.270% (Cap 11.000%, Floor 0.270%)
0.632%(c)	05/25/35	119	118,681
Series 2005-08, Class 1AM, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.700%)
0.792%(c)	02/25/36	700	673,578
Series 2007-A, Class M3, 144A, 1 Month LIBOR + 2.250% (Cap 11.500%, Floor 2.250%)
2.342%(c)	05/25/37	590	587,547

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
JPMorgan Mortgage Trust,
Series 2004-A06, Class 3A3
2.252%(cc)	12/25/34	102	$106,890
Series 2005-A03, Class 4A1
2.836%(cc)	06/25/35	28	27,851
Series 2005-A08, Class 2A3
2.913%(cc)	11/25/35	119	114,392
Series 2007-A01, Class 3A2
2.801%(cc)	07/25/35	231	232,282
Series 2007-S03, Class 2A3
6.000%	08/25/22	20	20,208
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
2.876%(cc)	11/21/34	84	85,256
MASTR Alternative Loan Trust,
Series 2004-06, Class 8A1
5.500%	07/25/34	320	326,463
Series 2005-06, Class 1A2
5.500%	12/25/35	282	254,088
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 4A
2.604%(cc)	07/25/34	178	185,869
MortgageIT Trust,
Series 2005-02, Class 1A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
0.752%(c)	05/25/35	123	124,044
New Residential Mortgage Loan Trust,
Series 2019-NQM05, Class B1, 144A
4.044%(cc)	11/25/59	1,000	1,002,749
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-01, Class 1APT, 1 Month LIBOR + 0.420% (Cap 12.000%, Floor 0.420%)
0.512%(c)	04/25/36	122	114,653
RALI Trust,
Series 2007-QH07, Class 1A1, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.342%(c)	08/25/37	589	556,900
Residential Asset Securitization Trust,
Series 2004-A03, Class A7
5.250%	06/25/34	191	196,841
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.493%(c)	07/20/36	252	247,790
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-08, Class 3A
2.646%(cc)	07/25/34	205	220,352
Series 2004-12, Class 9A
2.694%(cc)	09/25/34	248	260,682
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
2.359%(cc)	09/25/33	102	104,984
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)
1.192%(c)	07/25/44	755	768,801

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2005-AR03, Class A2
2.725%(cc)	03/25/35	171	$178,009
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.810% (Cap N/A, Floor 0.810%)
0.938%(c)	12/25/46	568	563,095
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-07, Class A43, 1 Month LIBOR + 0.500% (Cap 7.000%, Floor 0.500%)
0.592%(c)	06/25/37	25	22,173

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $25,441,177)			25,866,734

SOVEREIGN BONDS — 0.2%
Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes
3.717%	01/25/27	670	732,859

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.000%	01/30/30	710	695,705
3.125%	04/15/31(a)	710	694,669
4.125%	05/15/51(a)	530	502,185

			1,892,559

Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	1,905	1,862,714
3.250%	04/16/30	1,070	1,105,979
4.280%	08/14/41	710	746,158
4.600%	02/10/48(a)	350	376,132

			4,090,983

Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31	750	763,274

TOTAL SOVEREIGN BONDS (cost $7,589,857)			7,479,675

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	403	429,830
4.000%	02/01/26	94	99,912
4.000%	10/01/42	133	144,833
4.500%	09/01/24	17	18,300
4.500%	08/01/30	120	130,316
4.500%	04/01/47	87	93,405
4.500%	05/01/47	86	93,714
4.500%	05/01/47	402	436,318
5.000%	04/01/22	3	3,524
5.000%	07/01/23	36	37,940
5.000%	10/01/23	20	21,437
5.000%	11/01/23	2	2,247

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	06/01/30	89	$98,524
5.000%	10/01/40	342	391,367
5.500%	06/01/23	19	19,657
5.500%	12/01/24	13	13,399
5.500%	04/01/27	31	34,912
5.500%	06/01/35	80	92,567
7.000%	11/01/37	101	122,237
Federal National Mortgage Assoc.
1.500%	TBA	4,700	4,756,639
2.000%	TBA	34,200	34,531,313
2.000%	05/01/36	12,643	13,051,332
2.410%	11/01/29	3,117	3,328,566
2.500%	TBA	10,400	10,756,688
2.620%	11/01/31	1,615	1,748,012
3.000%	TBA	11,400	11,882,941
3.250%	08/01/34	507	575,383
3.270%	01/01/27	1,708	1,886,033
3.420%(cc)	05/01/22	36	35,712
3.500%	08/01/32	301	320,983
3.500%	10/01/32	383	410,864
3.500%	04/01/33	181	191,091
3.500%	04/01/33	605	645,149
3.500%	05/01/33	450	482,706
3.500%	09/01/42	385	415,224
3.500%	10/01/42	376	405,433
3.500%	01/01/43	460	495,915
3.500%	07/01/43	433	467,660
3.500%	07/01/50	517	555,027
3.820%	07/01/27	1,935	2,195,121
4.000%	06/01/32	416	446,897
4.000%	06/01/33	181	194,275
4.000%	06/01/47	646	707,253
4.000%	08/01/48	159	169,344
4.500%	06/01/26	134	143,129
4.500%	09/01/26	45	47,640
4.500%	04/01/47	669	740,796
5.000%	05/01/23	20	21,486
5.000%	06/01/23	21	21,821
5.000%	01/01/26	90	94,241
5.000%	12/01/29	92	102,112
5.000%	10/01/39	197	226,205
5.000%	07/01/41	145	162,515
5.500%	01/01/22	2	1,988
5.500%	01/01/26	16	17,762
5.500%	06/01/26	15	17,185
5.500%	05/01/28	65	72,082
5.500%	05/01/33	142	164,371
5.500%	06/01/33	53	58,764
5.500%	10/01/33	73	83,755
5.500%	01/01/34	215	247,828
5.500%	02/01/35	98	112,660
5.500%	04/01/36	45	50,002
5.500%	04/01/37	125	144,620
6.000%	10/01/22	19	19,203
6.000%	10/01/27	74	83,374
6.000%	11/01/27	59	65,812
6.000%	03/01/34	162	191,542
6.000%	04/01/39	299	353,840

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.000%	01/01/39	117	$144,997
7.500%	10/01/35	154	180,958
Government National Mortgage Assoc.
2.500%	01/20/51	1,758	1,824,566
2.500%	06/20/51	36,600	37,965,246
3.000%	06/20/51	18,100	19,012,060
4.500%	06/20/25	54	57,498
4.500%	11/15/39	260	299,060
5.000%	04/15/25	408	424,288
5.000%	11/15/39	775	894,089
6.000%	01/15/40	344	409,262
Tennessee Valley Authority Principal Strips, Bonds
2.743%(s)	06/15/35	600	419,238

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $155,935,683)			157,815,995

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bonds
1.250%	05/15/50	870	710,273
1.375%	08/15/50	500	421,406
1.875%	02/15/51	20	19,084
2.000%	02/15/50	2,640	2,592,975
2.250%	05/15/41	27,120	28,221,750
2.250%	08/15/46	3,434	3,549,361
2.250%	08/15/49	305	315,866
2.375%	11/15/49	30	31,936
2.375%	05/15/51	21,160	22,591,606
2.750%	11/15/42	570	641,517
3.000%	11/15/44	38	44,715
3.125%	05/15/48	65	79,249
3.750%	11/15/43	416	545,805
3.875%	08/15/40	2,315	3,041,331
4.375%	02/15/38	100	137,516
U.S. Treasury Notes
0.125%	12/31/22	800	799,438
0.125%	03/31/23	800	798,844
0.125%	05/31/23	70,050	69,902,239
0.125%	01/15/24	2,000	1,988,125
0.250%	06/15/23	800	800,156
0.250%	06/15/24(a)	61,540	61,169,799
0.500%	03/15/23(a)	12,000	12,061,406
0.500%	03/31/25	2,700	2,686,711
0.625%	05/15/30(a)	3,620	3,384,134
0.750%	05/31/26	62,340	61,994,208
0.875%	11/15/30	290	275,817
1.250%	03/31/28	3,815	3,830,498
1.250%	05/31/28	35,510	35,604,323
1.250%	06/30/28	7,230	7,242,427
1.375%	01/31/22(k)	44,885	45,228,550
1.625%	08/15/29	85	86,939
1.625%	05/15/31(a)	7,930	8,053,906
1.750%	12/31/24	341	354,880
1.750%	12/31/26	160	166,738
1.875%	08/31/24	45	46,944
2.125%	02/29/24	30	31,388
2.500%	05/15/24	90	95,344
2.500%	02/28/26	4,940	5,319,377

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.625%	12/31/23	12,940	$13,671,919

TOTAL U.S. TREASURY OBLIGATIONS (cost $398,698,272)			398,538,500

TOTAL LONG-TERM INVESTMENTS (cost $2,703,939,079)			3,110,706,370

		Shares
SHORT-TERM INVESTMENTS — 19.1%
AFFILIATED MUTUAL FUNDS — 17.8%
PGIM Core Ultra Short Bond Fund(wa)		344,629,544	344,629,544
PGIM Institutional Money Market Fund (cost $272,015,608; includes $272,002,078 of cash collateral for securities on loan)(b)(wa)		272,171,630	272,008,326

TOTAL AFFILIATED MUTUAL FUNDS (cost $616,645,152)			616,637,870

		Principal Amount (000)#

CERTIFICATE OF DEPOSIT — 0.0%
Mitsubishi UFJ Trust & Banking
0.140%	01/14/22	530	529,913

(cost $529,942)

TOTAL CERTIFICATE OF DEPOSIT (cost $529,942)			529,913

COMMERCIAL PAPER(n) — 0.3%
ABN AMRO Funding USA LLC
0.150%	02/17/22	800	798,881
American Electric Power Co., Inc.
0.200%	08/10/21	600	599,893
Banco del Estado de Chile
0.180%	12/02/21	786	785,374
Bank of Nova Scotia (The)
0.200%	06/23/22	320	319,373
Credit Industriel Et Commercial
0.160%	02/23/22	800	799,233
Enbridge, Inc.
0.230%	07/26/21	600	599,936
Enel Finance America LLC
0.350%	06/12/22	600	598,297
First Abu Dhabi Bank PJSC
0.160%	12/20/21	1,200	1,199,204
Her Majesty the Queen in Right
0.180%	06/07/22	1,000	998,528
Hitachi Capital America Corp.
0.190%	07/23/21	800	799,926
HSBC USA Inc.
0.281%	06/13/22	800	797,255
Suncor Energy, Inc.
0.200%	08/12/21	250	249,953
0.220%	09/09/21	257	256,905
Toronto-Dominion Bank (The)
0.200%	06/24/22	400	399,206

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
Walt Disney Co. (The)
0.200%	05/16/22	800	$798,364

TOTAL COMMERCIAL PAPER (cost $10,000,652)			10,000,328

U.S. TREASURY OBLIGATIONS(n) — 1.0%
U.S. Treasury Bills
0.046%	08/19/21(k)	978	977,940
0.047%	12/16/21	13,690	13,686,646
0.082%	06/16/22	19,390	19,376,859

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,039,478)			34,041,445

TOTAL SHORT-TERM INVESTMENTS (cost $661,215,224)			661,209,556

TOTAL INVESTMENTS—109.2% (cost $3,365,154,303)			3,771,915,926
Liabilities in excess of other assets(z) — (9.2)%			(318,276,919)

NET ASSETS — 100.0%			$3,453,639,007

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,334,402 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $266,457,319; cash collateral of $272,002,078 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
135	2 Year U.S. Treasury Notes	Sep. 2021	$29,743,242	$(49,834)
74	20 Year U.S. Treasury Bonds	Sep. 2021	11,895,500	275,656
196	British Pound Currency	Sep. 2021	16,911,125	(458,179)
2,148	DJ US Real Estate Index	Sep. 2021	85,254,120	(1,766,032)
459	Euro Currency	Sep. 2021	68,075,438	(1,950,475)
2,735	Mini MSCI EAFE Index	Sep. 2021	315,085,675	(7,663,661)
509	Mini MSCI Emerging Markets Index	Sep. 2021	34,734,160	(90,544)
1,270	S&P 500 E-Mini Index	Sep. 2021	272,326,100	3,912,385

				(7,790,684)

Short Positions:
243	5 Year U.S. Treasury Notes	Sep. 2021	29,993,415	42,432
1,412	10 Year U.S. Treasury Notes	Sep. 2021	187,090,000	(441,511)

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
162	10 Year U.S. Ultra Treasury Notes	Sep. 2021	$23,846,907	$(288,388)
473	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	91,141,187	(1,934,438)
4,054	MSCI Europe Index	Sep. 2021	130,823,335	1,545,941
457	Russell 2000 E-Mini Index	Sep. 2021	52,733,230	(44,343)
315	S&P Mid Cap 400 E-Mini Index	Sep. 2021	84,810,600	1,043,261

				(77,046)

				$(7,867,730)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/29/21	Australia And New Zealand Banking Group Ltd.	AUD	10,865	$8,464,378	$8,149,722	$—	$(314,656)
British Pound,
Expiring 07/29/21	Citibank, N.A.	GBP	21,849	30,546,984	30,226,841	—	(320,143)
Expiring 07/29/21	Merrill Lynch International	GBP	525	729,312	726,580	—	(2,732)
Expiring 07/29/21	State Street Bank & Trust Company	GBP	5,157	7,175,923	7,134,090	—	(41,833)
Canadian Dollar,
Expiring 07/29/21	State Street Bank & Trust Company	CAD	15,335	12,326,218	12,370,780	44,562	—
Danish Krone,
Expiring 07/29/21	Citibank, N.A.	DKK	2,619	420,527	417,809	—	(2,718)
Expiring 07/29/21	State Street Bank & Trust Company	DKK	7,132	1,148,227	1,137,947	—	(10,280)
Expiring 07/29/21	State Street Bank & Trust Company	DKK	3,272	525,517	522,029	—	(3,488)
Expiring 07/29/21	The Toronto-Dominion Bank	DKK	4,118	666,051	656,971	—	(9,080)
Euro,
Expiring 07/29/21	Barclays Bank PLC	EUR	574	696,448	680,826	—	(15,622)
Expiring 07/29/21	Merrill Lynch International	EUR	3,138	3,774,891	3,722,672	—	(52,219)
Expiring 07/29/21	Merrill Lynch International	EUR	1,315	1,603,722	1,560,211	—	(43,511)
Expiring 07/29/21	Merrill Lynch International	EUR	1,311	1,603,583	1,555,571	—	(48,012)
Expiring 07/29/21	Merrill Lynch International	EUR	1,026	1,244,169	1,217,116	—	(27,053)
Expiring 07/29/21	Merrill Lynch International	EUR	1,020	1,235,766	1,209,859	—	(25,907)
Expiring 07/29/21	Merrill Lynch International	EUR	617	751,531	732,168	—	(19,363)
Expiring 07/29/21	Merrill Lynch International	EUR	549	670,762	651,507	—	(19,255)
Expiring 07/29/21	Merrill Lynch International	EUR	419	499,139	496,785	—	(2,354)
Expiring 07/29/21	Royal Bank of Canada	EUR	1,366	1,631,468	1,620,633	—	(10,835)
Expiring 07/29/21	Royal Bank of Canada	EUR	544	647,165	645,514	—	(1,651)
Expiring 07/29/21	Royal Bank of Canada	EUR	512	609,018	607,527	—	(1,491)
Expiring 07/29/21	Royal Bank of Canada	EUR	416	495,716	493,232	—	(2,484)
Expiring 07/29/21	State Street Bank & Trust Company	EUR	2,472	2,941,712	2,932,866	—	(8,846)
Hong Kong Dollar,
Expiring 07/29/21	Australia And New Zealand Banking Group Ltd.	HKD	4,213	543,074	542,693	—	(381)
Expiring 07/29/21	Royal Bank of Canada	HKD	14,733	1,897,466	1,897,607	141	—
Japanese Yen,
Expiring 07/29/21	Merrill Lynch International	JPY	160,167	1,447,273	1,442,051	—	(5,222)
Expiring 07/29/21	Merrill Lynch International	JPY	139,184	1,271,561	1,253,136	—	(18,425)
Expiring 07/29/21	Merrill Lynch International	JPY	54,263	494,440	488,558	—	(5,882)
Expiring 07/29/21	Merrill Lynch International	JPY	47,426	434,368	426,997	—	(7,371)
Expiring 07/29/21	Royal Bank of Canada	JPY	156,381	1,416,293	1,407,971	—	(8,322)
Expiring 07/29/21	State Street Bank & Trust Company	JPY	2,512,633	23,342,055	22,622,358	—	(719,697)

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 07/29/21	Citibank, N.A.	NOK	8,761	$1,031,346	$1,017,715	$—	$(13,631)
Expiring 07/29/21	Merrill Lynch International	NOK	5,389	649,240	625,961	—	(23,279)
Swedish Krona,
Expiring 07/29/21	Barclays Bank PLC	SEK	7,569	890,946	884,656	—	(6,290)
Expiring 07/29/21	Barclays Bank PLC	SEK	7,128	839,088	833,164	—	(5,924)
Expiring 07/29/21	Citibank, N.A.	SEK	3,913	470,634	457,325	—	(13,309)
Expiring 07/29/21	Merrill Lynch International	SEK	6,782	802,378	792,656	—	(9,722)
Expiring 07/29/21	Royal Bank of Canada	SEK	6,796	798,293	794,283	—	(4,010)
Expiring 07/29/21	State Street Bank & Trust Company	SEK	15,846	1,871,691	1,852,026	—	(19,665)
Expiring 07/29/21	State Street Bank & Trust Company	SEK	6,968	818,710	814,435	—	(4,275)
Swiss Franc,
Expiring 07/29/21	Merrill Lynch International	CHF	7,149	7,843,893	7,731,969	—	(111,924)
Expiring 07/29/21	State Street Bank & Trust Company	CHF	920	999,117	994,685	—	(4,432)

				$128,270,093	$126,349,502	44,703	(1,965,294)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/29/21	Royal Bank of Canada	CAD	1,332	$1,099,954	$1,074,273	$25,681	$—
Expiring 07/29/21	State Street Bank & Trust Company	CAD	1,646	1,362,290	1,327,852	34,438	—
Danish Krone,
Expiring 07/29/21	State Street Bank & Trust Company	DKK	51,383	8,370,814	8,197,924	172,890	—
Expiring 07/29/21	State Street Bank & Trust Company	DKK	2,607	424,683	415,992	8,691	—
Expiring 07/29/21	The Toronto-Dominion Bank	DKK	13,406	2,185,847	2,138,792	47,055	—
Euro,
Expiring 07/29/21	Barclays Bank PLC	EUR	1,839	2,255,704	2,181,575	74,129	—
Expiring 07/29/21	Barclays Bank PLC	EUR	1,748	2,108,843	2,073,622	35,221	—
Expiring 07/29/21	Citibank, N.A.	EUR	940	1,119,706	1,115,537	4,169	—
Expiring 07/29/21	Royal Bank of Canada	EUR	2,010	2,421,675	2,384,935	36,740	—
Expiring 07/29/21	Royal Bank of Canada	EUR	778	939,498	923,094	16,404	—
Expiring 07/29/21	Royal Bank of Canada	EUR	247	294,865	292,863	2,002	—
Expiring 07/29/21	State Street Bank & Trust Company	EUR	114,271	136,477,385	135,578,045	899,340	—
Expiring 07/29/21	State Street Bank & Trust Company	EUR	33,290	40,366,296	39,497,347	868,949	—
Japanese Yen,
Expiring 07/29/21	Barclays Bank PLC	JPY	227,864	2,084,061	2,051,558	32,503	—
Swedish Krona,
Expiring 07/29/21	Barclays Bank PLC	SEK	3,801	445,164	444,238	926	—
Expiring 07/29/21	Merrill Lynch International	SEK	8,837	1,049,259	1,032,917	16,342	—
Expiring 07/29/21	State Street Bank & Trust Company	SEK	32,574	3,890,406	3,807,213	83,193	—
Expiring 07/29/21	State Street Bank & Trust Company	SEK	5,522	663,354	645,388	17,966	—
Expiring 07/29/21	State Street Bank & Trust Company	SEK	4,029	484,306	470,919	13,387	—
Expiring 07/29/21	The Toronto-Dominion Bank	SEK	5,573	673,626	651,338	22,288	—
Swiss Franc,
Expiring 07/29/21	Royal Bank of Canada	CHF	791	865,986	855,157	10,829	—
Expiring 07/29/21	Royal Bank of Canada	CHF	405	440,904	437,800	3,104	—
Expiring 07/29/21	Royal Bank of Canada	CHF	299	325,186	323,061	2,125	—
Expiring 07/29/21	State Street Bank & Trust Company	CHF	5,683	6,187,328	6,146,640	40,688	—

				$216,537,140	$214,068,080	2,469,060	—

						$2,513,763	$(1,965,294)

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2021:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/29/21	Buy	EUR 608	CHF 663	$3,583	$—	The Toronto-Dominion Bank

Total return swap agreements outstanding at June 30, 2021:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 874	$(51,183)	$—	$(51,183)
AIB Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	EUR 969	(220,978)	—	(220,978)
Ashtead Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 962	37,607	—	37,607
Bank of Ireland Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	EUR 1,227	(222,505)	—	(222,505)
Barclays PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 699	(77,883)	—	(77,883)
BHP GROUP PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,406	(2,966)	—	(2,966)
BP PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,512	(17,422)	—	(17,422)
Caixabank SA(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	EUR 1,113	(121,378)	—	(121,378)
Centrica PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 487	(22,877)	—	(22,877)
Computacenter PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,086	(38,684)	—	(38,684)
Dr. Martens PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 824	(126,601)	—	(126,601)
Dunelm Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 498	(26,365)	—	(26,365)
Games Workshop Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 784	(14,568)	—	(14,568)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,235	7,348	—	7,348
Kering SA(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	EUR 1,511	9,920	—	9,920
Laboratorios Farmaceuticos Rovi SA(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	EUR 845	(2,899)	—	(2,899)
Lloyds Banking Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,795	(138,121)	—	(138,121)
LVMH Moet Hennessy Louis Vuitton SE(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	EUR 3,088	26,611	—	26,611
Moonpig Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 557	(93,948)	—	(93,948)
National Express Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,218	(159,232)	—	(159,232)
Next PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,403	(97,766)	—	(97,766)
Persimmon PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,042	(117,297)	—	(117,297)
Rio Tinto PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,457	(51,080)	—	(51,080)
Segro PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 886	14,678	—	14,678

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Total return swap agreements outstanding at June 30, 2021 (continued):

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
Smurfit Kappa Group PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	EUR 924	$58,578	$—	$58,578
Spirent Communications PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 517	(5,478)	—	(5,478)
Taylor Wimpey PLC(M)	1 Month LIBOR(M	)	Bank of America, N.A.	7/07/21	GBP 1,113	(125,223)	—	(125,223)

						$(1,579,712)	$—	$(1,579,712)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$154,742	$(1,734,454)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$8,000,000	$45,763,494

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Argentina	$2,361,610	$—	$—
Australia	—	10,025,365	—
Austria	—	4,031,780	—
Belgium	—	7,117,051	—
Brazil	7,371,543	—	—
Canada	19,010,838	—	—
Chile	192,202	—	—
China	24,641,045	76,402,436	—
Colombia	251,157	—	—
Denmark	—	26,032,450	—
Finland	—	11,990,484	—
France	—	57,200,036	—

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Germany	$726,526	$49,547,846	$—
Greece	—	490,999	—
Hong Kong	183,234	20,521,613	—
Hungary	—	508,256	—
India	17,045,041	13,194,051	—
Indonesia	—	7,165,966	—
Ireland	7,590,190	—	—
Italy	—	8,114,087	—
Japan	—	19,854,784	—
Kuwait	—	192,522	—
Luxembourg	—	685,279	—
Macau	—	493,905	—
Malaysia	—	1,038,597	—
Mexico	8,104,770	—	—
Netherlands	2,558,181	27,575,072	—
Peru	1,707,288	—	—
Philippines	—	482,905	—
Poland	—	1,209,083	—
Qatar	—	336,930	—
Russia	3,576,954	2,684,725	—
Saudi Arabia	—	9,086,368	—
Singapore	—	108,858	—
South Africa	69,233	11,950,948	—
South Korea	—	42,358,697	—
Spain	—	13,945,876	—
Sweden	—	19,052,752	—
Switzerland	—	54,948,953	—
Taiwan	21,296,348	24,800,089	—
Tanzania	158,822	—	—
Thailand	—	2,391,339	—
Turkey	—	422,567	—
United Arab Emirates	—	180,849	—
United Kingdom	—	51,637,723	—
United States	1,173,338,429	21,837,049	653,199
Preferred Stocks
Brazil	2,125,210	—	—
Germany	—	12,280,515	—
United States	—	—	651,079
Rights
United States	—	—	17,436
Warrants
Thailand	—	—	—
United States	73,849	—	11,600
Asset-Backed Securities
Cayman Islands	—	102,588	—
United States	—	27,842,796	—
Bank Loans
United States	—	915,533	—
Commercial Mortgage-Backed Securities
United States	—	9,449,338	—
Corporate Bonds
Australia	—	8,956,003	—
Belgium	—	3,903,163	—
Bermuda	—	478,808	—
Brazil	—	1,191,171	—
Canada	—	21,302,447	—
China	—	608,481	—
Denmark	—	1,490,803	—

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Finland	$—	$1,231,942	$—
France	—	18,560,140	—
Germany	—	4,541,901	—
India	—	3,398	—
Ireland	—	4,156,346	—
Italy	—	7,495,353	—
Japan	—	10,779,321	—
Luxembourg	—	2,248,717	—
Mexico	—	1,847,113	—
Netherlands	—	4,775,579	—
Norway	—	103,128	—
Portugal	—	1,185,854	—
South Africa	—	307,023	—
Spain	—	6,370,899	—
Switzerland	—	11,020,901	—
Taiwan	—	1,387,607	—
United Kingdom	—	36,030,735	—
United States	—	426,199,515	1,088
Municipal Bonds
New York	—	903,186	—
Residential Mortgage-Backed Securities
United States	—	25,866,734	—
Sovereign Bonds
Bermuda	—	732,859	—
Colombia	—	1,892,559	—
Mexico	—	4,090,983	—
Peru	—	763,274	—
U.S. Government Agency Obligations	—	157,815,995	—
U.S. Treasury Obligations	—	398,538,500	—
Short-Term Investments
Affiliated Mutual Funds	616,637,870	—	—
Certificate of Deposit
United States	—	529,913	—
Commercial Paper
United States	—	10,000,328	—
U.S. Treasury Obligations	—	34,041,445	—

Total	$1,909,020,340	$1,861,561,184	$1,334,402

Other Financial Instruments*
Assets
Futures Contracts	$6,819,675	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,513,763	—
OTC Cross Currency Exchange Contracts	—	3,583	—
OTC Total Return Swap Agreements	—	154,742	—

Total	$6,819,675	$2,672,088	$—

Liabilities
Futures Contracts	$(14,687,405)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,965,294)	—
OTC Total Return Swap Agreements	—	(1,734,454)	—

Total	$(14,687,405)	$(3,699,748)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	17.8%
U.S. Treasury Obligations	12.6
Banks	8.9
U.S. Government Agency Obligations	4.6
Semiconductors & Semiconductor Equipment	3.3
Software	2.5
Insurance	2.5
Internet & Direct Marketing Retail	2.5
Interactive Media & Services	2.4
Pharmaceuticals	2.3
Media	2.0
Machinery	1.9
Capital Markets	1.8
Technology Hardware, Storage & Peripherals	1.8
IT Services	1.8
Beverages	1.8
Biotechnology	1.5
Oil, Gas & Consumable Fuels	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Specialty Retail	1.3
Electric Utilities	1.2
Aerospace & Defense	1.2
Hotels, Restaurants & Leisure	1.1
Health Care Providers & Services	1.1
Automobiles	1.0
Health Care Equipment & Supplies	1.0
Chemicals	1.0
Textiles, Apparel & Luxury Goods	1.0
Telecommunications	1.0
Pipelines	0.9
Entertainment	0.9
Electric	0.8
Electrical Equipment	0.8
Residential Mortgage-Backed Securities	0.8
Diversified Financial Services	0.8
Food Products	0.8
Real Estate Investment Trusts (REITs)	0.8
Retail	0.8
Road & Rail	0.7
Metals & Mining	0.6
Household Durables	0.6
Food & Staples Retailing	0.6
Electronic Equipment, Instruments & Components	0.6
Computers	0.6
Foods	0.6
Oil & Gas	0.5
Professional Services	0.5
Building Products	0.5
Household Products	0.5
Life Sciences Tools & Services	0.4
Construction & Engineering	0.4
Diversified Telecommunication Services	0.4
Consumer Finance	0.4
Containers & Packaging	0.4
Construction Materials	0.4

Home Equity Loans	0.4%
Auto Manufacturers	0.3
Air Freight & Logistics	0.3
Airlines	0.3
Mining	0.3
Commercial Paper	0.3
Industrial Conglomerates	0.3
Commercial Mortgage-Backed Securities	0.3
Personal Products	0.3
Semiconductors	0.3
Healthcare-Services	0.2
Wireless Telecommunication Services	0.2
Sovereign Bonds	0.2
Commercial Services	0.2
Trading Companies & Distributors	0.2
Communications Equipment	0.2
Iron/Steel	0.2
Multiline Retail	0.2
Distributors	0.2
Electronics	0.2
Packaging & Containers	0.2
Engineering & Construction	0.2
Commercial Services & Supplies	0.1
Real Estate Management & Development	0.1
Agriculture	0.1
Home Builders	0.1
Internet	0.1
Tobacco	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Household Products/Wares	0.1
Environmental Control	0.1
Other	0.1
Consumer Loans	0.1
Leisure Products	0.1
Investment Companies	0.1
Lodging	0.1
Multi-Utilities	0.1
Housewares	0.1
Office/Business Equipment	0.1
Transportation	0.0	*
Gas	0.0	*
Auto Components	0.0	*
Gas Utilities	0.0	*
Savings & Loans	0.0	*
Healthcare-Products	0.0	*
Energy-Alternate Sources	0.0	*
Municipal Bonds	0.0	*
Transportation Infrastructure	0.0	*
Miscellaneous Manufacturing	0.0	*
Health Care Technology	0.0	*
Apparel	0.0	*
Machinery-Construction & Mining	0.0	*
Certificate of Deposit	0.0	*
Holding Companies-Diversified	0.0	*
Paper & Forest Products	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Independent Power & Renewable Electricity Producers	0.0	*%
Oil & Gas Services	0.0	*
Home Furnishings	0.0	*

	109.2
Liabilities in excess of other assets	(9.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$6,501,587	*	Due from/to broker-variation margin futures	$9,564,580	*
Equity contracts	Unrealized appreciation on OTC swap agreements	154,742		Unrealized depreciation on OTC swap agreements	1,734,454
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	2,408,654	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	3,583		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,513,763		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,965,294
Interest rate contracts	Due from/to broker-variation margin futures	318,088	*	Due from/to broker-variation margin futures	2,714,171	*

		$9,491,763			$18,387,153

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Equity contracts	$(137,879)	$53,325,674	$—	$4,336,258
Foreign exchange contracts	—	543,352	3,013,947	—
Interest rate contracts	—	4,676,772	—	—

Total	$(137,879)	$58,545,798	$3,013,947	$4,336,258

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Equity contracts	$(11,245,732)	$—	$(2,002,704)
Foreign exchange contracts	(2,408,654)	868,598	—
Interest rate contracts	(1,718,051)	—	—

Total	$(15,372,437)	$868,598	$(2,002,704)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)

$25,113	$618,215,940	$449,734,825	$119,328,791

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)

$179,828,931	$8,694,586

Total Return Swap Agreements(2)

$23,217,661

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$266,457,319	$(266,457,319)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)	Net Amount

Australia And New Zealand Banking Group Ltd.	$—	$(315,037)	$(315,037)	$—	$(315,037)
Bank of America, N.A.	154,742	(1,734,454)	(1,579,712)	1,350,000	(229,712)

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)	Net Amount

Barclays Bank PLC	$142,779	$(27,836)	$114,943	$—	$114,943
Citibank, N.A.	4,169	(349,801)	(345,632)	—	(345,632)
Merrill Lynch International	16,342	(422,231)	(405,889)	—	(405,889)
Royal Bank of Canada	97,026	(28,793)	68,233	—	68,233
State Street Bank & Trust Company	2,184,104	(812,516)	1,371,588	—	1,371,588
The Toronto-Dominion Bank	72,926	(9,080)	63,846	—	63,846

	$2,672,088	$(3,699,748)	$(1,027,660)	$1,350,000	$322,340

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $266,457,319:
Unaffiliated investments (cost $2,748,509,151)	$3,155,278,056
Affiliated investments (cost $616,645,152)	616,637,870
Foreign currency, at value (cost $3,617,766)	3,604,562
Cash segregated for counterparty — OTC	1,350,000
Cash	11,696
Receivable for investments sold	25,467,025
Dividends and interest receivable	8,253,736
Deposit with broker for centrally cleared/exchange-traded derivatives	8,000,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,513,763
Tax reclaim receivable	2,129,115
Unrealized appreciation on OTC swap agreements	154,742
Deposit with prime broker	150,000
Receivable from affiliate	4,149
Unrealized appreciation on OTC cross currency exchange contracts	3,583
Prepaid expenses and other assets	4,700

Total Assets	3,823,562,997

LIABILITIES
Payable to broker for collateral for securities on loan	272,002,078
Payable for investments purchased	87,176,345
Due to broker-variation margin futures	3,954,601
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,965,294
Unrealized depreciation on OTC swap agreements	1,734,454
Management fee payable	1,171,407
Accrued expenses and other liabilities	612,022
Payable for Portfolio shares purchased	544,548
Payable to affiliate	485,186
Distribution fee payable	142,189
Foreign capital gains tax liability accrued	135,433
Affiliated transfer agent fee payable	433

Total Liabilities	369,923,990

NET ASSETS	$3,453,639,007

Net assets were comprised of:
Partners’ Equity	$3,453,639,007

Net asset value and redemption price per share, $3,453,639,007 / 155,940,998 outstanding shares of beneficial interest	$22.15

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,254,836 foreign withholding tax, of which $56,554 is reimbursable by an affiliate)	$17,375,696
Interest income (net of $948 foreign withholding tax)	13,701,870
Affiliated dividend income	245,697
Income from securities lending, net (including affiliated income of $57,545)	120,829

Total income	31,444,092

EXPENSES
Management fee	12,816,381
Distribution fee	4,235,136
Custodian and accounting fees	311,709
Dividends on securities sold short	305,846
Broker fees and expenses on short sales	52,068
Audit fee	36,501
Trustees’ fees	24,551
Legal fees and expenses	14,421
Shareholders’ reports	7,135
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,589
Miscellaneous	48,194

Total expenses	17,855,531

NET INVESTMENT INCOME (LOSS)	13,588,561

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(34,644)) (net of foreign capital gains taxes $(64,134))	281,140,918
Futures transactions	58,545,798
Forward and cross currency contract transactions	3,013,947
Short sales transactions	(3,049,271)
Swap agreements transactions	4,336,258
Foreign currency transactions	501,091

344,488,741

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $16,115) (net of change in foreign capital gains taxes $76,117)	(58,929,052)
Futures	(15,372,437)
Forward and cross currency contracts	868,598
Short sales	703,299
Swap agreements	(2,002,704)
Foreign currencies	(83,649)

(74,815,945)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	269,672,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$283,261,357

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,588,561	$27,101,435
Net realized gain (loss) on investment and foreign currency transactions	344,488,741	81,540,972
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(74,815,945)	199,029,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	283,261,357	307,672,282

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [319,429 and 94,514,108 shares, respectively]	6,674,531	1,463,941,298
Portfolio shares purchased [8,336,258 and 112,897,477 shares, respectively]	(177,526,752)	(1,715,260,295)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(170,852,221)	(251,318,997)

TOTAL INCREASE (DECREASE)	112,409,136	56,353,285
NET ASSETS:
Beginning of period	3,341,229,871	3,284,876,586

End of period	$3,453,639,007	$3,341,229,871

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.1%
COMMON STOCKS — 33.6%
Aerospace & Defense — 0.5%
Airbus SE (France)*	53,911	$6,951,962
General Dynamics Corp.	16,422	3,091,606
Northrop Grumman Corp.	9,023	3,279,229
Raytheon Technologies Corp.	60,438	5,155,966
Safran SA (France)	50,898	7,058,108

		25,536,871

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	37,958	2,585,146
FedEx Corp.	20,579	6,139,333

		8,724,479

Airlines — 0.2%
Alaska Air Group, Inc.*	12,015	724,625
Delta Air Lines, Inc.*	25,526	1,104,255
Ryanair Holdings PLC (Ireland), ADR*	32,515	3,518,448
Southwest Airlines Co.*	45,929	2,438,370

		7,785,698

Auto Components — 0.0%
Minth Group Ltd. (China)	112,000	531,747

Automobiles — 0.2%
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	554,000	498,496
Maruti Suzuki India Ltd. (India)	6,055	614,225
Tesla, Inc.*	7,835	5,325,449
Thor Industries, Inc.(a)	10,454	1,181,302
Toyota Motor Corp. (Japan)	53,053	4,634,904
XPeng, Inc. (China), ADR*(a)	8,075	358,692

		12,613,068

Banks — 3.0%
Bank Central Asia Tbk PT (Indonesia)	3,102,000	6,458,422
Bank of America Corp.	379,203	15,634,540
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,238,500	882,845
Capitec Bank Holdings Ltd. (South Africa)	5,323	628,353
China Construction Bank Corp. (China) (Class H Stock)	2,291,000	1,800,139
China Merchants Bank Co. Ltd. (China) (Class H Stock)	167,000	1,425,881
Citigroup, Inc.	57,881	4,095,081
Citizens Financial Group, Inc	104,204	4,779,837
Commerce Bancshares, Inc.(a)	11,761	876,900
Credicorp Ltd. (Peru)*(a)	21,639	2,620,699
Cullen/Frost Bankers, Inc.(a)	8,439	945,168
Erste Group Bank AG (Austria)	52,494	1,932,943
First Horizon Corp.	98,080	1,694,822
First Republic Bank	7,416	1,388,053
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	198,568	1,278,629
HDFC Bank Ltd. (India)	45,298	913,987
HDFC Bank Ltd. (India), ADR*	162,469	11,879,733
Itau Unibanco Holding SA (Brazil), ADR(a)	125,540	754,495
KBC Group NV (Belgium)	94,051	7,164,467

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Kotak Mahindra Bank Ltd. (India)*	24,650	$567,223
M&T Bank Corp.	42,647	6,197,036
Nordea Bank Abp (Finland)	454,088	5,061,660
Ping An Bank Co. Ltd. (China) (Class A Stock)	286,700	1,002,684
PNC Financial Services Group, Inc. (The)	30,592	5,835,730
Sberbank of Russia PJSC (Russia), ADR(a)	119,687	1,997,576
ServisFirst Bancshares, Inc.(a)	18,820	1,279,384
Shinhan Financial Group Co. Ltd. (South Korea)	22,578	815,268
Siam Commercial Bank PCL (The) (Thailand), NVDR	195,800	600,543
Signature Bank	10,550	2,591,607
Societe Generale SA (France)	186,197	5,507,940
SVB Financial Group*	2,575	1,432,807
Svenska Handelsbanken AB (Sweden) (Class A Stock)	505,209	5,713,106
Toronto-Dominion Bank (The) (Canada)	112,714	7,898,891
Truist Financial Corp.	177,092	9,828,606
U.S. Bancorp	74,063	4,219,369
UniCredit SpA (Italy)	465,576	5,498,016
Wells Fargo & Co.	392,840	17,791,724
Western Alliance Bancorp	18,824	1,747,808

		152,741,972

Beverages — 0.9%
Budweiser Brewing Co. APAC Ltd. (China), 144A	228,900	721,099
Carlsberg A/S (Denmark) (Class B Stock)	30,705	5,727,174
Coca-Cola Co. (The)	179,965	9,737,906
Constellation Brands, Inc. (Class A Stock)	26,382	6,170,486
Diageo PLC (United Kingdom)	304,415	14,650,772
Heineken NV (Netherlands)	35,292	4,279,524
Keurig Dr. Pepper, Inc.	65,882	2,321,682
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,738	553,073
United Spirits Ltd. (India)*	48,938	437,481
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)*	12,600	580,480

		45,179,677

Biotechnology — 0.7%
AbbVie, Inc.	143,077	16,116,193
Agios Pharmaceuticals, Inc.*(a)	9,824	541,401
Alnylam Pharmaceuticals, Inc.*	4,642	786,912
Amgen, Inc.	10,732	2,615,925
Biogen, Inc.*	5,769	1,997,632
Exact Sciences Corp.*	8,770	1,090,199
Exelixis, Inc.*	36,633	667,453
Horizon Therapeutics PLC*	12,027	1,126,208
Regeneron Pharmaceuticals, Inc.*	13,650	7,624,071
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	13,745	2,771,404

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Zai Lab Ltd. (China)*	3,000	$529,031

		35,885,942

Building Products — 0.4%
China Lesso Group Holdings Ltd. (China)	393,000	967,337
Fortune Brands Home & Security, Inc.	44,497	4,432,346
Lennox International, Inc.(a)	4,751	1,666,651
Trane Technologies PLC	61,876	11,393,847

		18,460,181

Capital Markets — 1.2%
BlackRock, Inc.	1,675	1,465,575
Blackstone Group, Inc. (The)(a)	21,937	2,130,960
Brookfield Asset Management Reinsurance Partners Ltd. (Canada) (Class A Stock)*	226	11,756
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	32,905	1,677,497
Charles Schwab Corp. (The)	87,235	6,351,580
FactSet Research Systems, Inc.	4,866	1,633,078
Focus Financial Partners, Inc. (Class A Stock)*	25,302	1,227,147
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	122,635	7,314,712
Invesco Ltd.	57,546	1,538,205
KIWOOM Securities Co. Ltd. (South Korea)	4,221	492,823
Lazard Ltd. (Class A Stock)	30,175	1,365,419
London Stock Exchange Group PLC (United Kingdom)	38,657	4,264,925
LPL Financial Holdings, Inc.	13,829	1,866,638
Moelis & Co. (Class A Stock)	20,858	1,186,612
Morgan Stanley	84,294	7,728,917
Morningstar, Inc.	6,089	1,565,543
Northern Trust Corp.	30,932	3,576,358
S&P Global, Inc.	2,948	1,210,007
State Street Corp.	101,283	8,333,565
StepStone Group, Inc. (Class A Stock)	27,815	956,836
T. Rowe Price Group, Inc.(a)	15,809	3,129,708

		59,027,861

Chemicals — 0.5%
Akzo Nobel NV (Netherlands)	20,091	2,486,624
Axalta Coating Systems Ltd.*	39,736	1,211,551
Eastman Chemical Co.	57,580	6,722,465
LG Chem Ltd. (South Korea)	8,496	6,435,687
Linde PLC (United Kingdom)	23,140	6,705,624
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	37,900	638,258

		24,200,209

Commercial Services & Supplies — 0.2%
Copart, Inc.*	10,498	1,383,951
Driven Brands Holdings, Inc.*	32,031	990,398
IAA, Inc.*	24,168	1,318,123
MSA Safety, Inc.(a)	8,768	1,451,805

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Ritchie Bros. Auctioneers, Inc. (Canada)	383	$22,704
Stericycle, Inc.*	15,134	1,082,838
Waste Connections, Inc.	18,299	2,185,450

		8,435,269

Communications Equipment — 0.1%
Cisco Systems, Inc	44,377	2,351,981
CommScope Holding Co., Inc.*	183,937	3,919,697

		6,271,678

Construction & Engineering — 0.3%
Quanta Services, Inc.	15,347	1,389,978
Vinci SA (France)	129,782	13,882,891
WillScot Mobile Mini Holdings Corp.*	60,798	1,694,440

		16,967,309

Construction Materials — 0.2%
Holcim Ltd. (Switzerland)*	113,031	6,798,736
Martin Marietta Materials, Inc.	11,501	4,046,167

		10,844,903

Consumer Finance — 0.3%
American Express Co.	28,786	4,756,311
Capital One Financial Corp.	65,178	10,082,385
Discover Financial Services	6,731	796,210
Shriram Transport Finance Co. Ltd. (India)	35,178	638,357

		16,273,263

Containers & Packaging — 0.3%
AptarGroup, Inc.	13,586	1,913,452
Ball Corp.	12,067	977,668
Crown Holdings, Inc.	12,066	1,233,266
Graphic Packaging Holding Co.	92,414	1,676,390
Packaging Corp. of America	26,379	3,572,244
Pactiv Evergreen, Inc.	44,057	663,939
Westrock Co.	60,951	3,243,812
Yunnan Energy New Material Co. Ltd. (China) (Class A Stock)	29,100	1,055,459

		14,336,230

Distributors — 0.1%
LKQ Corp.*	37,646	1,852,936
Pool Corp.	5,183	2,377,235

		4,230,171

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	16,265	2,392,744
New Oriental Education & Technology Group, Inc. (China), ADR*	38,959	319,074
SAL TopCo LLC*^	15,668	101,843

		2,813,661

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	39,488	10,974,505
Chailease Holding Co. Ltd. (Taiwan)*	153,458	1,115,486

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (cont’d.)
FirstRand Ltd. (South Africa)	154,043	$577,945

		12,667,936

Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	82,149	5,247,915
Frontier Communications Parent, Inc.*	1	26
Hellenic Telecommunications Organization SA (Greece)	27,309	458,225
Telkom Indonesia Persero Tbk PT (Indonesia)	2,053,300	446,204
Turk Telekomunikasyon A/S (Turkey)	630,310	480,952
Verizon Communications, Inc.	135,604	7,597,892
Windstream Holdings, Inc.*^	386	5,354

		14,236,568

Electric Utilities — 0.8%
American Electric Power Co., Inc.	36,689	3,103,523
Edison International	31,690	1,832,316
Endesa SA (Spain)(a)	56,573	1,374,438
Entergy Corp.	18,333	1,827,800
Iberdrola SA (Spain)	711,191	8,670,714
NextEra Energy, Inc.	118,628	8,693,060
Orsted A/S (Denmark), 144A	36,751	5,198,418
PG&E Corp.*	159,993	1,627,129
Xcel Energy, Inc.	104,032	6,853,628

		39,181,026

Electrical Equipment — 0.5%
AMETEK, Inc.	9,162	1,223,127
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)*	8,900	736,712
Eaton Corp. PLC	39,399	5,838,144
Generac Holdings, Inc.*	11,164	4,634,735
Schneider Electric SE	73,238	11,538,540
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	68,380	238,639

		24,209,897

Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.*	11,118	1,265,562
AU Optronics Corp. (Taiwan)	1,025,000	839,734
BOE Technology Group Co. Ltd. (China) (Class A Stock)	712,588	687,384
Cognex Corp.	15,427	1,296,639
Jade Bird Fire Co. Ltd. (China) (Class A Stock)	150,068	607,213
Keyence Corp. (Japan)	11,772	5,941,450
Keysight Technologies, Inc.*	10,267	1,585,327
Sunny Optical Technology Group Co. Ltd. (China)	32,100	1,015,865
SYNNEX Corp.	18,127	2,207,144
Taiwan Union Technology Corp. (Taiwan)	129,000	541,164
Zebra Technologies Corp. (Class A Stock)*	3,176	1,681,660

		17,669,142

	Shares	Value
COMMON STOCKS (continued)
Entertainment — 0.5%
Bilibili, Inc. (China), ADR*(a)	44,576	$5,431,140
JYP Entertainment Corp. (South Korea)	14,130	508,428
NCSoft Corp. (South Korea)	789	574,882
NetEase, Inc. (China)	34,600	786,617
Netflix, Inc.*	7,536	3,980,591
Roku, Inc.*	5,008	2,299,924
Sea Ltd. (Taiwan), ADR*	26,898	7,386,191
Walt Disney Co. (The)*	16,155	2,839,564

		23,807,337

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Campus Communities, Inc.	17,692	826,570
American Homes 4 Rent (Class A Stock)	78,404	3,045,996
Brixmor Property Group, Inc.	143,463	3,283,868
CubeSmart	31,146	1,442,683
EastGroup Properties, Inc.	24,154	3,972,125
Federal Realty Investment Trust(a)	16,837	1,972,791
Kimco Realty Corp.(a)	169,385	3,531,677
Lamar Advertising Co. (Class A Stock)	7,350	767,487
Mid-America Apartment Communities, Inc.	34,411	5,795,501
National Retail Properties, Inc.	30,117	1,411,885
Outfront Media, Inc.*	56,864	1,366,442
Prologis, Inc.	43,633	5,215,453
Public Storage	15,709	4,723,539
Rayonier, Inc.	98,368	3,534,362
Sun Communities, Inc.	16,965	2,907,801
Welltower, Inc.	16,924	1,406,384
Weyerhaeuser Co.	128,668	4,428,753

		49,633,317

Food & Staples Retailing — 0.3%
Bid Corp. Ltd. (South Africa)*	21,694	470,652
BIM Birlesik Magazalar A/S (Turkey)	59,656	426,186
BJ’s Wholesale Club Holdings, Inc.*(a)	35,788	1,702,793
Casey’s General Stores, Inc.	5,799	1,128,717
Clicks Group Ltd. (South Africa)	35,504	611,965
Dino Polska SA (Poland), 144A*	7,655	562,805
Performance Food Group Co.*	36,214	1,756,017
Sysco Corp.	31,977	2,486,212
Wal-Mart de Mexico SAB de CV (Mexico)	1,423,072	4,648,150
X5 Retail Group NV (Russia), GDR	20,509	721,984

		14,515,481

Food Products — 0.5%
Britannia Industries Ltd. (India)	15,865	780,899
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	24,248	483,593
Fu Jian Anjoy Foods Co. Ltd. (China) (Class A Stock)*	17,200	675,727
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	85,500	487,463
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (China) (Class A Stock)	45,600	296,247

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Kraft Heinz Co. (The)	63,683	$2,596,993
Lamb Weston Holdings, Inc	18,257	1,472,610
Nestle SA (Switzerland)	92,818	11,563,401
Oatly Group AB, ADR*(a)	24,116	589,877
Post Holdings, Inc.*	36,961	4,009,160
Tongwei Co. Ltd. (China) (Class A Stock)	98,100	656,886
Vitasoy International Holdings Ltd. (Hong Kong)	126,000	469,126

		24,081,982

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	13,925	1,338,332
China Gas Holdings Ltd. (China)	148,200	453,073
Kunlun Energy Co. Ltd. (China)	582,000	536,450

		2,327,855

Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.*	198,745	8,498,336
Cooper Cos., Inc. (The)	2,899	1,148,787
Dexcom, Inc.*	4,560	1,947,120
ICU Medical, Inc.*	4,734	974,257
Insulet Corp.*	2,330	639,608
Intuitive Surgical, Inc.*	1,962	1,804,334
Kangji Medical Holdings Ltd. (China)	290,500	482,292
Medtronic PLC	27,537	3,418,168
Ortho Clinical Diagnostics Holdings PLC*	41,100	879,951
STERIS PLC	7,107	1,466,174
West Pharmaceutical Services, Inc.	5,203	1,868,397
Zimmer Biomet Holdings, Inc.	35,032	5,633,846

		28,761,270

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	29,150	3,337,384
Apollo Hospitals Enterprise Ltd. (India)	11,344	554,228
Chemed Corp.	2,609	1,237,971
Cigna Corp.	27,164	6,439,769
CVS Health Corp.	44,150	3,683,876
Encompass Health Corp.	21,052	1,642,688
HCA Healthcare, Inc.	10,514	2,173,664
McKesson Corp.	6,324	1,209,402
Molina Healthcare, Inc.*	8,707	2,203,393
UnitedHealth Group, Inc.	31,951	12,794,458

		35,276,833

Health Care Technology — 0.0%
Certara, Inc.*(a)	25,345	718,024

Hotels, Restaurants & Leisure — 0.6%
Airbnb, Inc. (Class A Stock)*	2,948	451,457
Booking Holdings, Inc.*	4,066	8,896,774
DraftKings, Inc. (Class A Stock)*(a)	23,413	1,221,456
Huazhu Group Ltd. (China)*	104,500	560,569
InterContinental Hotels Group PLC (United Kingdom)*	53,209	3,541,895
Las Vegas Sands Corp.*	72,849	3,838,414
Planet Fitness, Inc. (Class A Stock)*(a)	14,540	1,094,135
Royal Caribbean Cruises Ltd.*	12,426	1,059,689

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Sands China Ltd. (Macau)*	147,200	$620,332
Vail Resorts, Inc.*	3,718	1,176,821
Wendy’s Co. (The)	46,255	1,083,292
Yum! Brands, Inc.	67,338	7,745,890

		31,290,724

Household Durables — 0.5%
Garmin Ltd.	9,689	1,401,417
Haier Smart Home Co. Ltd. (China) (Class H Stock)*	262,200	917,379
Joyoung Co. Ltd. (China) (Class A Stock)*	106,800	536,125
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	126,862
Mohawk Industries, Inc.*	17,394	3,342,953
Newell Brands, Inc.	113,412	3,115,428
Persimmon PLC (United Kingdom)	139,970	5,755,715
Sony Group Corp. (Japan)	73,563	7,120,845
Taylor Wimpey PLC (United Kingdom)	1,471,336	3,241,277

		25,558,001

Household Products — 0.3%
Energizer Holdings, Inc.(a)	55,632	2,391,063
Hindustan Unilever Ltd. (India)	23,280	775,784
Procter & Gamble Co. (The)	30,604	4,129,398
Reckitt Benckiser Group PLC (United Kingdom)	74,321	6,587,472
Reynolds Consumer Products, Inc.(a)	36,745	1,115,211

		14,998,928

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	61	1,132

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	14,618	2,797,593
Honeywell International, Inc.	18,482	4,054,027

		6,851,620

Insurance — 1.6%
AIA Group Ltd. (Hong Kong)	1,026,874	12,791,136
Alleghany Corp.*	3,719	2,480,833
Allianz SE (Germany)	57,899	14,447,110
American International Group, Inc.	34,897	1,661,097
Chubb Ltd.	19,985	3,176,416
CNA Financial Corp.	26,518	1,206,304
Fairfax Financial Holdings Ltd. (Canada) (BATS)	4,998	2,188,674
Fairfax Financial Holdings Ltd. (Canada) (XTSE)	1,326	581,489
Hartford Financial Services Group, Inc. (The)	68,168	4,224,371
HDFC Life Insurance Co. Ltd. (India), 144A	80,512	745,666
Kinsale Capital Group, Inc.	9,540	1,571,906
Legal & General Group PLC (United Kingdom)	1,278,178	4,563,833
Loews Corp.	131,499	7,186,420
Marsh & McLennan Cos., Inc.	19,910	2,800,939

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	191,500	$1,877,741
Progressive Corp. (The)	66,229	6,504,350
Prudential PLC (United Kingdom)	32,673	620,586
RLI Corp.	13,719	1,434,870
Travelers Cos., Inc. (The)	47,068	7,046,550
Zurich Insurance Group AG (Switzerland)	13,158	5,284,455

		82,394,746

Interactive Media & Services — 1.3%
Alphabet, Inc. (Class C Stock)*	13,626	34,151,116
Baidu, Inc. (China) (Class A Stock)*	42,450	1,083,003
Facebook, Inc. (Class A Stock)*	14,036	4,880,458
Match Group, Inc.*	9,596	1,547,355
MYT Holding LLC (Class B Stock)*^	93,730	538,947
Snap, Inc. (Class A Stock)*	17,134	1,167,511
Tencent Holdings Ltd. (China)	258,300	19,480,303
Zillow Group, Inc. (Class C Stock)*(a)	7,436	908,828

		63,757,521

Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	566,922	16,024,695
Alibaba Group Holding Ltd. (China), ADR*	2,657	602,554
Allegro.eu SA (Poland), 144A*	41,670	717,829
Amazon.com, Inc.*	8,601	29,588,816
Delivery Hero SE (Saudi Arabia), 144A*	44,153	5,839,406
JD.com, Inc. (China) (Class A Stock)*	14,858	585,568
Meituan (China) (Class B Stock), 144A*	65,800	2,717,254
MercadoLibre, Inc. (Argentina)*	417	649,598
Naspers Ltd. (South Africa) (Class N Stock)	5,941	1,250,994
Trip.com Group Ltd. (China), ADR*	11,612	411,762

		58,388,476

IT Services — 0.8%
Broadridge Financial Solutions, Inc.	10,556	1,705,111
Capgemini SE (France)	33,227	6,392,049
EPAM Systems, Inc.*	1,429	730,162
FleetCor Technologies, Inc.*	14,631	3,746,414
Global Payments, Inc.	10,004	1,876,150
Infosys Ltd. (India)	77,386	1,643,752
International Business Machines Corp.	13,451	1,971,782
Jack Henry & Associates, Inc.	4,443	726,475
Mastercard, Inc. (Class A Stock)	44,082	16,093,897
MongoDB, Inc.*	2,987	1,079,860
PayPal Holdings, Inc.*	11,586	3,377,087
Snowflake, Inc. (Class A Stock)*(a)	2,168	524,223
WEX, Inc.*	9,250	1,793,575

		41,660,537

Leisure Products — 0.0%
Brunswick Corp.	17,631	1,756,400

Life Sciences Tools & Services — 0.3%
Lonza Group AG (Switzerland)	6,948	4,935,792

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Mettler-Toledo International, Inc.*	974	$1,349,321
Syneos Health, Inc.*	18,524	1,657,713
Thermo Fisher Scientific, Inc.	10,119	5,104,732
Wuxi Biologics Cayman, Inc. (China), 144A*	107,000	1,960,026

		15,007,584

Machinery — 1.2%
Atlas Copco AB (Sweden) (Class A Stock)	100,025	6,137,495
Deere & Co.	6,631	2,338,820
Douglas Dynamics, Inc.	5,751	234,008
Dover Corp.	37,195	5,601,567
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	116,900	729,502
Hiwin Technologies Corp. (Taiwan)	43,220	613,516
IDEX Corp.	6,508	1,432,086
Ingersoll Rand, Inc.*	127,562	6,226,301
ITT, Inc.	32,958	3,018,623
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	14,400	191,433
Kone OYJ (Finland) (Class B Stock)	69,702	5,686,750
Lincoln Electric Holdings, Inc.	14,439	1,901,761
Nordson Corp.	6,889	1,512,204
RBC Bearings, Inc.*	7,120	1,419,870
SMC Corp. (Japan)	8,365	4,940,102
Snap-on, Inc.	4,612	1,030,459
Stanley Black & Decker, Inc.	32,677	6,698,458
Toro Co. (The)	23,999	2,637,010
Volvo AB (Sweden) (Class B Stock)(a)	262,297	6,331,032
Woodward, Inc.	11,269	1,384,735

		60,065,732

Media — 0.5%
Charter Communications, Inc. (Class A Stock)*(a)	9,487	6,844,396
Comcast Corp. (Class A Stock)	119,950	6,839,549
Discovery, Inc. (Class C Stock)*	58,486	1,694,924
DISH Network Corp. (Class A Stock)*	57,888	2,419,719
Liberty Broadband Corp. (Class C Stock)*	25,498	4,427,983
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	65,739	3,049,632
Nexstar Media Group, Inc. (Class A Stock)	16,876	2,495,623

		27,771,826

Metals & Mining — 0.4%
Alrosa PJSC (Russia)	444,809	819,206
Anglo American PLC (South Africa)	172,733	6,913,531
AngloGold Ashanti Ltd. (Tanzania)	10,185	189,426
AngloGold Ashanti Ltd. (Tanzania), ADR	2,576	47,862
BHP Group Ltd. (Australia)	250,508	9,174,550
Freeport-McMoRan, Inc.	35,194	1,306,049
Magnitogorsk Iron & Steel Works PJSC (Russia)	1,140,736	946,899
Rio Tinto PLC (Australia)	35,685	2,954,573

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Severstal PAO (Russia), GDR	26,120	$563,191

		22,915,287

Multiline Retail — 0.1%
Claire’s Private Placement*^	406	91,350
Dollar General Corp.	10,806	2,338,310
Fix Price Group Ltd. (Russia), 144A, GDR*	45,304	396,410
Fix Price Group Ltd. (Russia), GDR*	18,531	162,683
Kohl’s Corp.	32,682	1,801,105
Lojas Renner SA (Brazil)	89,135	797,122
Magazine Luiza SA (Brazil)	134,658	572,604
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,660	210,820
Pepco Group NV (United Kingdom), 144A*	46,154	597,393

		6,967,797

Multi-Utilities — 0.0%
RWE AG (Germany)	58,007	2,107,229

Oil, Gas & Consumable Fuels — 1.0%
BP PLC (United Kingdom)	757,629	3,317,437
Cabot Oil & Gas Corp.(a)	133,482	2,330,596
Chevron Corp.	37,586	3,936,758
ConocoPhillips	268,309	16,340,018
Diamondback Energy, Inc.	14,517	1,363,001
EP Energy Corp.*	7,216	714,384
Equitrans Midstream Corp.	84,547	719,495
Gazprom PJSC (Russia)	163,189	628,487
Kinder Morgan, Inc.	208,305	3,797,400
LUKOIL PJSC (Russia), ADR	16,441	1,512,572
Marathon Petroleum Corp.	37,141	2,244,059
Oil Search Ltd. (Australia)	201,631	578,426
Petronet LNG Ltd. (India)	323,075	985,322
Phillips 66	33,932	2,912,044
PTT Exploration & Production PCL (Thailand)	375,100	1,376,439
Reliance Industries Ltd. (India)	21,522	612,993
Rosneft Oil Co. PJSC (Russia), GDR	82,716	642,513
S-Oil Corp. (South Korea)*	15,420	1,409,995
TC Energy Corp. (Canada)	57,986	2,869,362
Thai Oil PCL (Thailand)	463,100	791,293
Williams Cos., Inc. (The)	117,722	3,125,519

		52,208,113

Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	48,750	587,101

Personal Products — 0.2%
Coty, Inc. (Class A Stock)*(a)	129,094	1,205,738
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,809	1,847,727
LG Household & Health Care Ltd. (South Korea)	411	644,237
L’Oreal SA (France)	11,637	5,196,986

		8,894,688

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.	219,837	$14,689,508
Catalent, Inc.*	27,268	2,948,216
Eli Lilly & Co.	14,004	3,214,198
Jazz Pharmaceuticals PLC*	5,833	1,036,174
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	50,865	534,727
Johnson & Johnson	32,937	5,426,041
Kyowa Kirin Co. Ltd. (Japan)	37,800	1,341,908
Merck & Co., Inc.	30,399	2,364,130
Novo Nordisk A/S (Denmark) (Class B Stock)	210,416	17,633,007
Organon & Co.*	28,818	872,033
Pfizer, Inc.	27,713	1,085,241
Royalty Pharma PLC (Class A Stock)(a)	22,516	922,931
Viatris, Inc.	118,017	1,686,463

		53,754,577

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	15,319	1,304,872
IHS Markit Ltd.	10,668	1,201,857
Leidos Holdings, Inc.	21,495	2,173,144
RELX PLC (United Kingdom)	243,303	6,501,642
SGS SA (Switzerland)	1,841	5,689,185
TransUnion	15,264	1,676,140

		18,546,840

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	41,437	3,552,394
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	39,440
China Resources Mixc Lifestyle Services Ltd. (China), 144A	110,800	760,005
Cushman & Wakefield PLC*	58,069	1,014,465
KE Holdings, Inc. (China), ADR*	9,979	475,799
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,868
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	10,566

		5,855,537

Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	59,350	6,262,009
Knight-Swift Transportation Holdings, Inc.	29,093	1,322,568
Landstar System, Inc.	6,767	1,069,321
Localiza Rent a Car SA (Brazil)	49,373	635,303
Lyft, Inc. (Class A Stock)*	117,826	7,126,117
Norfolk Southern Corp.	18,973	5,035,624
Old Dominion Freight Line, Inc.	5,243	1,330,673
Uber Technologies, Inc.*	21,467	1,075,926

		23,857,541

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*	63,811	5,993,767

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.(a)	90,083	$15,508,689
Applied Materials, Inc.	24,022	3,420,733
ASML Holding NV (Netherlands)	24,584	16,942,711
CMC Materials, Inc.	8,418	1,268,929
Cree, Inc.*(a)	9,360	916,625
Entegris, Inc.	14,131	1,737,689
Global Unichip Corp. (Taiwan)	46,000	685,111
Lam Research Corp.	4,045	2,632,082
Microchip Technology, Inc.	6,356	951,747
Monolithic Power Systems, Inc.	3,345	1,249,190
NVIDIA Corp.	5,101	4,081,310
NXP Semiconductors NV (China)	42,198	8,680,973
QUALCOMM, Inc.	14,913	2,131,515
Realtek Semiconductor Corp. (Taiwan)	36,000	653,054
Silergy Corp. (China)	4,000	546,783
SK Hynix, Inc. (South Korea)	15,910	1,807,554
SolarEdge Technologies, Inc.*	5,951	1,644,678
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	335,000	7,160,983
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	134,445	16,154,911
Teradyne, Inc.	8,039	1,076,905
Texas Instruments, Inc.	21,276	4,091,375
Xinyi Solar Holdings Ltd. (China)	354,000	768,508

		100,105,822

Software — 1.3%
Aspen Technology, Inc.*	10,301	1,416,800
Black Knight, Inc.*	21,376	1,666,900
Ceridian HCM Holding, Inc.*	19,565	1,876,675
Cloopen Group Holding Ltd. (China), ADR*(a)	28,912	245,174
Confluent, Inc. (Class A Stock)*	559	26,553
Crowdstrike Holdings, Inc. (Class A Stock)*	5,366	1,348,529
Envestnet, Inc.*	13,771	1,044,668
Five9, Inc.*	5,766	1,057,427
Guidewire Software, Inc.*	10,681	1,203,962
HubSpot, Inc.*	2,625	1,529,640
Intuit, Inc.	9,131	4,475,742
Kingdee International Software Group Co. Ltd. (China)*	174,000	590,684
Kingsoft Corp. Ltd. (China)	94,000	564,695
Microsoft Corp.	124,480	33,721,632
nCino, Inc.*(a)	10,162	608,907
PTC, Inc.*	7,677	1,084,453
Q2 Holdings, Inc.*	14,322	1,469,151
ServiceNow, Inc.*	2,499	1,373,325
SS&C Technologies Holdings, Inc.	25,191	1,815,263
Synopsys, Inc.*	4,790	1,321,034
Tyler Technologies, Inc.*	3,442	1,557,058
UiPath, Inc. (Class A Stock)*	6,259	425,174
Workday, Inc. (Class A Stock)*	12,676	3,026,268
Zscaler, Inc.*	4,759	1,028,230

		64,477,944

Specialty Retail — 0.7%
AutoZone, Inc.*	4,537	6,770,202
Best Buy Co., Inc.	25,701	2,955,101

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
CarMax, Inc.*(a)	9,565	$1,235,320
Gap, Inc. (The)(a)	98,779	3,323,913
Home Depot, Inc. (The)	9,735	3,104,394
Lowe’s Cos., Inc.	32,531	6,310,038
Murphy USA, Inc.	26,471	3,530,437
National Vision Holdings, Inc.*	14,346	733,511
O’Reilly Automotive, Inc.*	14,580	8,255,342
Tractor Supply Co.	7,749	1,441,779

		37,660,037

Technology Hardware, Storage & Peripherals — 1.1%
Advantech Co. Ltd. (Taiwan)	55,198	683,689
Apple, Inc.	160,955	22,044,397
Samsung Electronics Co. Ltd. (South Korea)	323,228	23,182,860
Samsung Electronics Co. Ltd. (South Korea), GDR	1,507	2,686,518
Seagate Technology Holdings PLC (Ireland)	50,573	4,446,884
Wiwynn Corp. (Taiwan)	17,000	610,534

		53,654,882

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	44,819	16,719,130
Carter’s, Inc.(a)	7,548	778,727
Columbia Sportswear Co.	19,672	1,934,938
Eclat Textile Co. Ltd. (Taiwan)	29,000	684,271
LVMH Moet Hennessy Louis Vuitton SE (France)	14,188	11,142,472
NIKE, Inc. (Class B Stock)	19,675	3,039,591
Ralph Lauren Corp.	20,996	2,473,539
Shenzhou International Group Holdings Ltd. (China)	24,500	617,953

		37,390,621

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	121,374	4,054,280

Tobacco — 0.1%
Philip Morris International, Inc.	28,448	2,819,481

Trading Companies & Distributors — 0.2%
Ferguson PLC	56,924	7,924,690

Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)*	57,550	616,149
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)*	34,526	635,667

		1,251,816

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	696,284	523,942
Goodman Networks, Inc.*^	3,993	—
MTN Group (South Africa)*	91,693	663,938

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

		Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.*		55,543	$8,044,293

			9,232,173

TOTAL COMMON STOCKS (cost $1,486,381,091)			1,701,716,540

PREFERRED STOCKS — 0.2%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)		40,270	10,119,836

Interactive Media & Services — 0.0%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29^		164,658	164,658

Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT*^		274	640,475

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., Maturing 05/11/22*^		4,751	47

TOTAL PREFERRED STOCKS (cost $9,061,050)			10,925,016

		Units

RIGHTS* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Corp., expiring 01/23/27^		12,375	14,541

(cost $0)

WARRANTS* — 0.0%
Machinery — 0.0%
Jiangsu Hengli Hydraulic Co. Ltd. (China), expiring 12/13/21		29,988	399,023

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^		693	8,766

TOTAL WARRANTS (cost $349,307)			407,789

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.7%
Automobiles — 0.3%
CarMax Auto Owner Trust,
Series 2018-02, Class A3
2.980%	01/17/23	473	475,076
Series 2021-02, Class A2A
0.270%	06/17/24	677	677,223
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	1,000	1,015,000
Hertz Vehicle Financing II LP,
Series 2018-01A, Class A, 144A
3.290%	02/25/24	366	367,096

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Mercedes-Benz Auto Lease Trust,
Series 2019-B, Class A3
2.000%	10/17/22	1,195	$1,203,425
Nissan Auto Lease Trust,
Series 2020-B, Class A3
0.430%	10/16/23	2,158	2,163,050
Santander Drive Auto Receivables Trust,
Series 2021-02, Class A2
0.280%	04/15/24	2,234	2,234,109
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,412,983
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,715	1,798,455
Tesla Auto Lease Trust,
Series 2019-A, Class A2, 144A
2.130%	04/20/22	719	721,793
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A3
3.180%	03/15/23	901	910,374
Series 2019-C, Class A3
1.910%	09/15/23	643	648,984

			14,627,568

Collateralized Debt Obligations — 0.1%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.123%(c)	09/15/35	2,971	2,969,603
KREF Ltd.,
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.182%(c)	06/15/36	3,936	3,940,170

			6,909,773

Home Equity Loans — 0.1%
Accredited Mortgage Loan Trust,
Series 2003-03, Class A1
5.210%	01/25/34	60	62,139
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM01, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.182%(c)	07/25/36	317	116,227
Asset-Backed Funding Certificates Trust,
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	10/25/36	208	199,025
Citigroup Mortgage Loan Trust,
Series 2007-AMC01, Class A1, 144A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	12/25/36	121	80,783
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)
0.532%(c)	01/25/36	62	24,752
Series 2007-02, Class AF4A
6.483%(cc)	03/25/37	100	39,997

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Series 2007-04, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.192%(c)	03/25/37	17	$6,861
Series 2007-05, Class 1AV1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.192%(c)	05/25/37	73	32,199
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.452%(c)	07/25/37	21	20,269
MASTR Asset-Backed Securities Trust,
Series 2006-HE04, Class A2, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.312%(c)	11/25/36	76	34,448
Series 2006-HE04, Class A3, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.392%(c)	11/25/36	97	44,406
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	06/25/36	173	172,853
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE03, Class M4, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.067%(c)	07/25/35	9	8,648
Series 2007-HE07, Class A2B, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	07/25/37	40	39,569
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
0.707%(c)	02/25/36	15	15,330
NovaStar Mortgage Funding Trust,
Series 2003-01, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	05/25/33	624	621,123
Series 2003-04, Class M1, 1 Month LIBOR + 1.065% (Cap 11.000%, Floor 1.065%)
1.157%(c)	02/25/34	78	78,410
Series 2006-04, Class A2C, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.392%(c)	09/25/36	153	88,833
Series 2006-04, Class A2D, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.592%(c)	09/25/36	61	35,842
Series 2006-05, Class A2C, 1 Month LIBOR + 0.170% (Cap 11.000%, Floor 0.170%)
0.262%(c)	11/25/36	141	60,568
Series 2007-01, Class A1A, 1 Month LIBOR + 0.130% (Cap 11.000%, Floor 0.130%)
0.222%(c)	03/25/37	247	187,164
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.827%(c)	08/25/35	23	23,066
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5
4.626%(cc)	06/25/34	111	113,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.645%)
0.737%(c)	03/25/35	10	$10,058
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.692%(c)	02/25/36	24	24,293
Series 2006-EQ01, Class A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	10/25/36	34	34,118
Series 2006-OPT01, Class 1A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.272%(c)	03/25/36	144	142,921
Series 2006-OPT03, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.247%(c)	06/25/36	198	197,270
Series 2006-OPT04, Class 1A1, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.392%(c)	06/25/36	148	146,585
Series 2007-OPT03, Class 2A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.272%(c)	08/25/37	64	62,126
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	21	20,329
Terwin Mortgage Trust,
Series 2006-03, Class 2A2, 144A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
0.512%(c)	04/25/37	46	44,995

			2,788,632

Other — 0.0%
CF Hippolyta LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	620	625,097
Golden Bear LLC,
Series 2016-01A, Class A, 144A
3.750%	09/20/47	1,111	1,170,973

			1,796,070

Residential Mortgage-Backed Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD01, Class A, 1 Month LIBOR + 0.900% (Cap 11.000%, Floor 0.900%)
0.992%(c)	12/25/33	96	94,024
Carrington Mortgage Loan Trust,
Series 2005-NC05, Class M1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.812%(c)	10/25/35	94	94,224
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	06/25/36	140	139,108
Countrywide Asset-Backed Certificates,
Series 2005-AB04, Class 2A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.632%(c)	03/25/36	1,400	1,332,417

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	12/25/35	44	$43,994
Series 2007-08, Class 2A3, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.282%(c)	11/25/37	117	115,857
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	09/25/46	51	50,631
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	03/25/37	62	62,095
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB08, Class A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.372%(c)	10/25/36	116	109,106
FBR Securitization Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750% (Cap 14.000%, Floor 0.750%)
0.842%(c)	09/25/35	93	93,259
Series 2005-05, Class M1, 1 Month LIBOR + 0.690% (Cap 14.000%, Floor 0.690%)
0.782%(c)	11/25/35	50	49,635
Fieldstone Mortgage Investment Trust,
Series 2006-02, Class 2A3, 1 Month LIBOR + 0.540% (Cap 12.250%, Floor 0.540%)
0.632%(c)	07/25/36	48	30,736
First Franklin Mortgage Loan Trust,
Series 2006-FF08, Class IA1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.372%(c)	07/25/36	99	98,463
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	09/25/36	4	4,362
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.252%(c)	10/25/36	207	204,327
Fremont Home Loan Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.112%(c)	06/25/35	8	8,248
Series 2006-01, Class 1A1, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.402%(c)	04/25/36	90	89,772
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.827%(c)	09/25/35	38	38,102
Series 2006-FM01, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.412%(c)	04/25/36	151	117,421
Series 2006-HE03, Class A2C, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.412%(c)	05/25/46	73	73,092
Series 2007-HE01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	03/25/47	164	160,360

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.222%(c)	08/25/36	108	$103,345
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH03, Class A1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.262%(c)	03/25/37	91	90,451
Long Beach Mortgage Loan Trust,
Series 2006-WL01, Class 2A4, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.772%(c)	01/25/46	28	27,757
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H01, Class 1A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	10/25/37	83	83,097
New Century Home Equity Loan Trust,
Series 2006-02, Class A2B, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
0.252%(c)	08/25/36	97	94,466
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.552%(c)	12/25/35	38	38,275
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.742%(c)	12/25/34	1,015	1,030,135
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.782%(c)	05/25/35	20	20,388
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
0.797%(c)	09/25/35	6	6,377
Residential Asset Securities Trust,
Series 2007-KS03, Class AI3, 1 Month LIBOR + 0.250% (Cap 14.000%, Floor 0.250%)
0.342%(c)	04/25/37	20	19,793
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	01/25/47	44	43,597
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC03, Class A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.372%(c)	09/25/36	125	92,620
Series 2007-NC02, Class A2B, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	01/25/37	50	44,444
Soundview Home Loan Trust,
Series 2005-02, Class M5, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
1.082%(c)	07/25/35	10	9,763
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.452%(c)	04/25/36	58	57,892

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.262%(c)	12/25/36	20	$20,032
Series 2006-GEL04, Class M1, 144A, 1 Month LIBOR + 0.570% (Cap N/A, Floor 0.570%)
0.662%(c)	10/25/36	75	73,770
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.292%(c)	02/25/37	48	47,612
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	40	40,412
Series 2019-04, Class M1B, 144A
3.000%(cc)	10/25/59	1,140	1,195,936
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	05/25/58	192	193,146

			6,342,541

Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.792%(c)	02/25/39	845	841,986
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.772%(c)	05/25/39	1,235	1,227,592
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.092%(c)	12/25/56	931	938,695
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	05/01/30	1,129	1,129,002

			4,137,275

TOTAL ASSET-BACKED SECURITIES (cost $36,447,292)			36,601,859

BANK LOANS — 0.0%
Auto Manufacturers — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.600%(c)	11/06/24	75	75,585

Foods — 0.0%
Moran Foods LLC,
Term Loan
—%(p)	03/12/24	214	222,992
—%(p)	10/01/24	325	284,415

			507,407

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media — 0.0%
Altice Financing SA (Luxembourg),
Term Loan, 3 Month LIBOR + 2.750%
2.900%(c)	01/31/26	112	$110,074

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/15/22^	130	65,092

Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.604%(c)	12/18/26	466	447,647

TOTAL BANK LOANS (cost $1,099,848)			1,205,805

CERTIFICATES OF DEPOSIT — 0.1%
Kookmin Bank,
1 Month LIBOR + 0.290%
0.383%(c)	12/20/21	582,000	581,753
UBS AG/Stamford CT,
0.455%	12/02/22	748,000	749,366
Woori Bank,
3 Month LIBOR + 0.250%
0.438%(c)	01/10/22	1,550,000	1,549,552

TOTAL CERTIFICATES OF DEPOSIT (cost $2,880,000)			2,880,671

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BANK,
Series 2021-BN33, Class A5
2.556%	05/15/64	1,698	1,772,548
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.660%(cc)	02/15/50	400	376,251
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.712%(cc)	09/10/50	650	709,228
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,750,315
Fannie Mae-Aces,
Series 2020-M50, Class A1
0.670%	10/25/30	76	74,528
Series 2020-M50, Class A2
1.200%	10/25/30	15	14,828
Series 2020-M50, Class X1, IO
2.021%(cc)	10/25/30	432	49,665
FHLMC Multifamily Mortgage Trust,
Series 2015-K45, Class C, 144A
3.712%(cc)	04/25/48	1,810	1,902,033
Series 2015-K48, Class B, 144A
3.765%(cc)	08/25/48	1,985	2,154,338
Series 2018-K80, Class C, 144A
4.373%(cc)	08/25/50	3,000	3,294,302
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.405%(cc)	07/25/23	35,236	180,628

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K723, Class X3, IO
1.984%(cc)	10/25/34	5,000	$195,722
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
0.874%(c)	04/15/38	1,900	1,901,190
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.215%(cc)	06/11/42	2,309	2,355,926
Series 2021-L05, Class A4
2.728%	05/15/54	1,350	1,427,332
Velocity Commercial Capital Loan Trust,
Series 2015-01, Class M5, 144A
7.199%(cc)	06/25/45	51	52,077
Series 2016-01, Class M5, 144A
8.644%(cc)	04/25/46	43	44,171
Series 2016-01, Class M7, 144A
8.644%(cc)	04/25/46	67	63,794
Series 2017-01, Class M3, 144A
5.350%(cc)	05/25/47	100	102,432
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	52	52,312
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	91	94,866
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	94	96,632
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	79	81,036
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	67	67,999
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30	1,049	1,077,432
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	464,057
Series 2021-C59, Class A5
2.626%	04/15/54	1,650	1,734,227
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.383%(cc)	03/15/45	1,125	1,105,327

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,180,010)			24,195,196

CORPORATE BONDS — 29.9%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30	1,829	1,855,085

Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	1,187	1,289,830
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,820	2,846,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
2.250%	06/15/26	260	$265,450
3.250%	02/01/35	718	729,876
3.375%	06/15/46	50	48,168
3.450%	11/01/28(a)	675	720,271
3.625%	02/01/31(a)	1,105	1,188,574
3.625%	03/01/48	50	49,865
3.850%	11/01/48	25	25,796
3.950%	08/01/59	2,957	3,089,832
5.705%	05/01/40(a)	222	286,437
5.805%	05/01/50	777	1,048,395
5.930%	05/01/60	471	649,669
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	468	543,219
4.854%	04/27/35	140	175,431
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	956	1,114,771
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	2,282	2,490,516
4.030%	10/15/47	25	29,695
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.800%	03/15/22	2,239	2,274,085
3.125%	07/01/50	370	380,462
3.750%	11/01/46	235	265,021
4.050%	05/04/47	800	940,264
4.800%	12/15/43	140	176,775

			20,629,052

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,815	2,680,475
3.875%	09/16/46	1,093	1,083,727
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.880%
1.036%(c)	08/15/22	382	384,207
Gtd. Notes
2.764%	08/15/22	220	225,180
3.215%	09/06/26	449	476,402
3.557%	08/15/27	2,901	3,104,235
4.390%	08/15/37	3,087	3,330,586
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25(a)	835	844,284
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	493	518,878
3.500%	07/26/26	720	772,524
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.375%	08/17/22	500	510,670
2.625%	02/18/22	2,247	2,276,432
3.875%	08/21/42(a)	388	429,060

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
4.375%	11/15/41	130	$153,501

			16,790,161

Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	148	153,756
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31(a)	200	194,797
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	310	301,889
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	2,350	2,541,341
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	234	238,192
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33	58	60,860
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	68	69,728
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	173	204,396
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	19	20,644
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	70	74,116
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	121	127,698
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	758	773,630

			4,761,047

Auto Manufacturers — 1.0%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31(a)	1,890	1,854,543
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
0.400%	10/21/22	1,186	1,187,888
2.600%	11/16/22	790	815,003
3.375%	12/10/21	715	725,008
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%
0.626%(c)	11/16/22	1,818	1,827,400
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.850%	09/15/21	626	627,210
2.700%	04/06/22	907	921,824

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
2.950%	04/14/22(a)	626	$639,083
3.800%	04/06/23(a)	1,153	1,218,662
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.550%	08/15/22	1,561	1,597,779
2.850%	01/06/22	1,087	1,100,983
3.350%	02/22/23	672	702,553
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25(a)	2,290	2,374,634
3.625%	06/17/31	2,140	2,180,333
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,550	1,673,068
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	425	466,990
4.875%	10/02/23	945	1,028,643
5.150%	04/01/38	270	328,662
5.400%	10/02/23	700	770,605
5.400%	04/01/48	519	660,823
5.950%	04/01/49	1,534	2,088,504
6.125%	10/01/25	34	40,249
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	93	100,198
4.300%	07/13/25	550	608,029
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.275%(c)	11/06/21	170	170,507
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	2,580	2,545,125
2.750%	06/20/25	937	986,743
5.650%	01/17/29	225	274,233
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.150%	11/10/22	560	563,506
1.250%	09/18/23	620	625,575
1.800%	10/15/25	1,220	1,236,358
2.375%	10/15/27(a)	520	531,453
Sr. Unsec’d. Notes, 144A, MTN
0.800%	04/03/23	1,100	1,100,722
1.500%	06/15/26	1,970	1,954,520
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22	1,751	1,794,857
Kia Motors Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26	200	214,995
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
0.836%(c)	09/28/22	600	600,904
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.650%
0.838%(c)	07/13/22	420	420,559
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.890%
1.078%(c)	01/13/22	190	190,346

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	3,305	$3,636,460
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.350%	10/14/22	1,450	1,451,536
0.450%	07/22/22	1,577	1,580,491
1.150%	05/26/22	2,041	2,057,864
2.600%	01/11/22	827	837,240
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.480%
0.608%(c)	09/08/22	213	214,024
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.750%	11/23/22(a)	1,178	1,181,753
0.875%	11/22/23	1,230	1,233,903
2.700%	09/26/22	1,000	1,027,443

			51,969,791

Banks — 8.8%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27	800	795,495
Sr. Unsec’d. Notes, 144A, MTN
3.400%	08/27/21	1,530	1,537,392
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	1,001	1,080,549
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22	959	973,098
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.625%	05/19/22	3,496	3,566,860
Sr. Unsec’d. Notes, MTN
2.625%	11/09/22	2,188	2,256,015
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
1.125%	09/18/25	400	396,755
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	1,200	1,202,095
2.706%	06/27/24	1,200	1,263,153
2.746%	05/28/25	1,200	1,264,442
3.125%	02/23/23	1,000	1,041,134
3.306%	06/27/29(a)	2,200	2,389,512
3.490%	05/28/30	200	215,941
3.500%	04/11/22	1,600	1,639,155
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.308%(c)	04/12/23	600	608,012
Sub. Notes
2.749%	12/03/30	400	396,435
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	4,330	4,365,771
2.687%(ff)	04/22/32	1,240	1,277,302
Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%
0.536%(c)	05/28/24	2,283	2,284,044

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.160%
1.348%(c)	01/20/23	865	$869,974
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	3,250	3,153,580
1.922%(ff)	10/24/31(a)	4,000	3,898,726
2.503%	10/21/22(a)	430	432,863
2.676%(ff)	06/19/41	1,285	1,250,310
2.884%(ff)	10/22/30	1,885	1,984,362
3.124%(ff)	01/20/23	333	338,017
3.705%(ff)	04/24/28	2,571	2,842,944
3.824%(ff)	01/20/28	5,865	6,513,812
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27(a)	2,930	2,954,717
2.651%(ff)	03/11/32	1,830	1,878,633
Sub. Notes, MTN
4.450%	03/03/26	1,225	1,389,533
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,250	1,399,596
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.270% (Cap N/A, Floor 0.000%)
0.291%(c)	04/14/23	1,797	1,798,154
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.630% (Cap N/A, Floor 0.000%)
0.755%(c)	09/11/22	260	261,780
Sr. Unsec’d. Notes, MTN
2.050%	11/01/22(a)	1,844	1,887,022
2.350%	09/11/22(a)	1,650	1,691,853
2.900%	03/26/22	1,187	1,210,531
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.950%	08/23/22	2,230	2,272,990
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, SOFR + 0.280%
0.330%(c)	06/23/23	1,661	1,654,791
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
0.755%(c)	09/19/22	800	805,205
Sr. Unsec’d. Notes
2.450%	09/19/22	2,220	2,278,094
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%
0.918%(c)	07/20/22	1,095	1,102,511
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,157	1,170,178
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.586%(c)	02/15/23	340	342,465
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	210	212,545
2.852%(ff)	05/07/26(a)	1,225	1,294,004
3.200%	08/10/21(a)	338	339,039
3.932%(ff)	05/07/25	560	604,215
Sub. Notes
4.836%	05/09/28	232	260,374
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	2,210	2,263,033

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	6,125	$6,315,190
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22	4,420	4,521,782
3.500%	03/01/23	2,309	2,422,199
BNZ International Funding Ltd. (New Zealand),
Gtd. Notes, 144A
2.900%	02/21/22	250	254,090
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.980%
1.099%(c)	09/14/21	273	273,491
Gtd. Notes, 144A, MTN
2.100%	09/14/21	250	250,953
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
1.370%(c)	05/22/22	375	378,449
Gtd. Notes, 144A, MTN
3.000%	05/22/22	1,547	1,583,978
Gtd. Notes, MTN
2.750%	12/02/21	623	629,836
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	3,275	3,288,413
2.375%	01/14/25	1,724	1,794,903
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.880%
1.015%(c)	05/31/22	3,825	3,854,613
Sub. Notes, 144A
5.150%	07/21/24	960	1,070,544
Sub. Notes, 144A, MTN
4.500%	03/15/25	4,070	4,490,228
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.450%	06/22/23	1,559	1,558,801
Sr. Unsec’d. Notes, SOFR + 0.800%
0.850%(c)	03/17/23	3,694	3,726,016
Capital One NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%
1.336%(c)	01/30/23	250	251,305
Sr. Unsec’d. Notes
2.150%	09/06/22	1,359	1,384,998
2.650%	08/08/22	1,000	1,023,497
Citigroup, Inc.,
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	157	169,593
Jr. Sub. Notes, Series T
6.250%(ff)	08/15/26(a)(oo)	820	957,848
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(a)(oo)	2,606	2,693,442
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25	1,490	1,493,710
2.312%(ff)	11/04/22	1,860	1,871,916
2.572%(ff)	06/03/31	3,245	3,334,844
2.976%(ff)	11/05/30	7,001	7,426,129
3.142%(ff)	01/24/23	1,507	1,529,695
3.668%(ff)	07/24/28	1,650	1,822,373
Sub. Notes
4.125%	07/25/28	600	676,608
4.300%	11/20/26	900	1,016,833

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.600%	03/09/26	675	$768,876
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.096%(c)	03/29/23	370	373,483
Sr. Unsec’d. Notes
3.250%	02/14/22	3,585	3,641,696
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,340	1,337,309
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26(a)	470	516,764
Gtd. Notes, MTN
3.875%	02/08/22	1,490	1,523,114
Credit Agricole Corporate & Investment Bank SA (France),
Sr. Unsec’d. Notes, MTN
0.780%	06/28/24	892	889,867
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)	430	523,723
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	897	882,725
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 1.020%
1.196%(c)	04/24/23	1,450	1,470,678
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,900	1,936,459
3.250%	10/04/24	474	508,003
3.375%	01/10/22	1,455	1,478,418
3.750%	04/24/23	2,030	2,149,091
4.125%	01/10/27	520	583,987
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%
0.418%(c)	02/02/24	414	414,059
Sr. Unsec’d. Notes, SOFR + 0.450%
0.480%(c)	02/04/22	1,147	1,148,376
Sr. Unsec’d. Notes
2.800%	04/08/22	758	772,594
2.950%	04/09/25(a)	425	455,416
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)	3,390	3,585,793
6.250%(ff)	12/18/24(oo)	1,100	1,206,577
Sr. Unsec’d. Notes
4.550%	04/17/26	294	332,716
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
1.319%(c)	12/14/23	250	252,919
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	2,417	2,515,365
3.091%(ff)	05/14/32	1,135	1,169,462
3.869%(ff)	01/12/29	1,400	1,540,673
4.207%(ff)	06/12/24	2,419	2,575,985
4.282%	01/09/28	1,506	1,675,790
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	200	200,909
1.621%(ff)	09/11/26	275	274,997
5.000%(ff)	01/12/23	960	982,035

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.375%	01/12/24	528	$585,664
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	04/16/22(a)	442	450,165
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.686%	03/19/26	2,545	2,567,490
2.129%(ff)	11/24/26	800	812,338
2.222%(ff)	09/18/24	1,330	1,365,696
3.035%(ff)	05/28/32	1,005	1,022,288
4.250%	10/14/21	235	237,545
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A, SOFR + 0.430%
0.469%(c)	05/21/24	1,137	1,138,824
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22	2,300	2,346,344
3.500%	03/15/22	1,129	1,151,863
Sub. Notes
8.250%	03/01/38	70	116,768
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series T
3.800%(ff)	05/10/26(a)(oo)	1,355	1,382,190
Sr. Unsec’d. Notes, SOFR + 0.430% (Cap N/A, Floor 0.000%)
0.474%(c)	03/08/23	562	562,376
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.780%
0.966%(c)	10/31/22	1,515	1,518,441
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,140	1,136,650
1.542%(ff)	09/10/27	9,115	9,087,024
2.615%(ff)	04/22/32	1,040	1,063,609
2.876%(ff)	10/31/22	2,471	2,490,266
3.500%	04/01/25	2,260	2,451,102
3.691%(ff)	06/05/28	1,790	1,976,893
4.017%(ff)	10/31/38	2,585	3,030,963
4.223%(ff)	05/01/29	1,005	1,147,378
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
1.176%(c)	07/24/23	390	393,048
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)	265	295,406
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25(a)	1,320	1,319,288
1.645%(ff)	04/18/26	1,975	2,001,404
2.013%(ff)	09/22/28	1,305	1,309,355
2.357%(ff)	08/18/31(a)	890	890,505
2.650%	01/05/22	206	208,460
2.804%(ff)	05/24/32	1,310	1,344,710
2.848%(ff)	06/04/31(a)	750	778,294
3.262%(ff)	03/13/23	1,026	1,046,714
3.803%(ff)	03/11/25	325	349,464
4.041%(ff)	03/13/28	1,650	1,830,121
4.292%(ff)	09/12/26	916	1,019,461
4.950%	03/31/30	1,082	1,305,819
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	2,220	2,240,763

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.500%	08/07/22	1,138	$1,163,567
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.050%	08/15/21	130	130,283
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	2,610	2,663,872
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%	06/01/32	200	205,377
4.950%	06/01/42	1,931	2,001,095
KeyBank NA,
Sr. Unsec’d. Notes
0.433%(ff)	06/14/24	1,829	1,829,682
2.300%	09/14/22	400	409,398
3.300%	02/01/22	1,128	1,148,419
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.858%(ff)	03/17/23	1,750	1,779,492
3.000%	01/11/22	1,135	1,151,234
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.100%	10/17/22	445	455,073
Sr. Unsec’d. Notes, 144A, MTN
0.441%	12/16/22	782	782,474
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27(a)	850	842,134
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
1.496%(c)	03/27/24	280	284,591
Sr. Unsec’d. Notes, 144A, MTN
2.691%(ff)	06/23/32	1,655	1,658,652
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
0.765%(c)	05/18/22	1,165	1,170,892
Sr. Unsec’d. Notes
2.500%	05/18/22	4,410	4,491,157
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
0.831%(c)	03/07/22	500	502,040
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.036%(c)	07/26/23	422	427,503
Sr. Unsec’d. Notes
2.193%	02/25/25	1,907	1,984,793
2.665%	07/25/22(a)	1,269	1,300,744
2.998%	02/22/22	1,765	1,796,356
3.407%	03/07/24	1,550	1,660,322
3.751%	07/18/39(a)	875	996,303
3.761%	07/26/23	1,030	1,099,705
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
1.005%(c)	09/11/22	600	605,375
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%
1.075%(c)	02/28/22	906	911,230

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	1,336	$1,382,159
2.273%	09/13/21	325	326,325
2.601%	09/11/22	1,270	1,303,606
2.721%(ff)	07/16/23	714	730,993
2.953%	02/28/22	321	326,700
Morgan Stanley,
Sr. Unsec’d. Notes
0.731%(ff)	04/05/24	570	571,244
1.593%(ff)	05/04/27	2,510	2,527,295
3.737%(ff)	04/24/24	600	634,427
Sr. Unsec’d. Notes, GMTN, SOFR + 0.700%
0.725%(c)	01/20/23	447	448,032
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	4,113	4,308,369
3.700%	10/23/24(a)	3,225	3,516,366
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,745	1,678,567
2.720%(ff)	07/22/25	3,008	3,166,799
2.750%	05/19/22	3,304	3,377,235
2.802%(ff)	01/25/52(a)	1,175	1,154,074
3.591%(ff)	07/22/28	1,240	1,373,914
3.622%(ff)	04/01/31	1,174	1,311,283
Sub. Notes, MTN
3.950%	04/23/27	675	754,031
MUFG Union Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%
0.757%(c)	12/09/22	250	251,313
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.700%	11/04/21(a)	1,520	1,538,061
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.410%
0.529%(c)	12/13/22	250	251,188
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.720%
0.870%(c)	05/22/22	2,270	2,283,507
Sr. Unsec’d. Notes, GMTN
2.500%	05/22/22	544	555,006
Sub. Notes, 144A, MTN
2.332%	08/21/30	1,205	1,169,682
3.933%(ff)	08/02/34	265	286,688
National Bank of Canada (Canada),
Gtd. Notes, MTN
2.100%	02/01/23(a)	2,440	2,503,466
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22	3,125	3,192,927
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.470%
1.626%(c)	05/15/23	440	444,355
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	1,128	1,127,944
3.073%(ff)	05/22/28(a)	405	427,297
3.498%(ff)	05/15/23	2,270	2,328,608
4.269%(ff)	03/22/25	3,553	3,855,349
Sub. Notes
3.032%(ff)	11/28/35(a)	2,500	2,501,126

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, SOFR + 0.530%
0.563%(c)	08/12/24	1,040	$1,043,544
Sr. Unsec’d. Notes, 144A
0.800%	08/12/24	530	527,803
2.375%	05/21/23(a)	2,620	2,712,483
3.625%	09/29/22	650	675,992
Nordea Bank Abp (Finland),
Jr. Sub. Notes, 144A
6.625%(ff)	03/26/26(oo)	450	516,960
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940%
1.075%(c)	08/30/23	241	243,946
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,600	1,801,853
PNC Bank NA,
Sr. Unsec’d. Notes
1.743%(ff)	02/24/23	2,320	2,340,133
2.232%(ff)	07/22/22	1,540	1,541,664
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR + 0.400%
0.430%(c)	08/05/22	3,095	3,104,112
Sr. Unsec’d. Notes, GMTN
2.750%	02/01/22	1,502	1,524,255
2.800%	04/29/22	2,349	2,398,734
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	6,330	6,354,234
1.673%(ff)	06/14/27	1,200	1,197,746
2.896%(ff)	03/15/32	980	1,010,770
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
1.875%	09/13/21(a)	1,550	1,555,184
Sr. Unsec’d. Notes, 144A
3.050%	03/25/22	322	328,437
Societe Generale SA (France),
Jr. Sub. Notes, 144A
4.750%(ff)	05/26/26(oo)	285	295,161
5.375%(ff)	11/18/30(a)(oo)	1,550	1,647,393
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,235	1,224,459
2.625%	10/16/24	780	814,943
2.889%(ff)	06/09/32	1,750	1,769,123
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	2,040	2,035,684
3.250%	01/12/22	733	744,220
Sub. Notes, 144A
4.750%	11/24/25(a)	1,000	1,114,908
Sub. Notes, 144A, MTN
3.653%(ff)	07/08/35(a)	370	384,212
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	1,840	1,855,793
1.456%(ff)	01/14/27(a)	395	391,326
2.744%(ff)	09/10/22	245	245,993
2.819%(ff)	01/30/26	7,535	7,908,188
4.247%(ff)	01/20/23	260	265,219

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
1.328%(c)	09/10/22	3,096	$3,101,727
State Street Corp.,
Sr. Unsec’d. Notes
2.653%(ff)	05/15/23	685	698,754
4.141%(ff)	12/03/29	512	599,910
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
0.930%(c)	10/18/22	3,002	3,024,498
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.050%(c)	07/19/23	100	101,298
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
1.330%(c)	10/19/21	390	391,288
Sr. Unsec’d. Notes
2.348%	01/15/25	707	738,870
2.696%	07/16/24	1,808	1,911,005
2.784%	07/12/22	1,814	1,860,056
2.846%	01/11/22	1,233	1,249,899
3.040%	07/16/29	265	284,084
3.446%	01/11/27	350	385,245
SVB Financial Group,
Jr. Sub. Notes, Series C
4.000%(ff)	05/15/26(oo)	1,110	1,130,210
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
1.875%	09/07/21	1,020	1,023,200
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.240%
0.258%(c)	01/06/23	1,393	1,393,887
Sr. Unsec’d. Notes, MTN, SOFR + 0.355%
0.398%(c)	03/04/24	1,550	1,552,430
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%
0.506%(c)	01/27/23	1,480	1,486,944
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.530%
0.665%(c)	12/01/22	212	213,393
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	1,608	1,640,763
3.502%(ff)	08/02/22	233	233,623
Sub. Notes
2.250%	03/11/30(a)	700	709,962
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	03/01/30(oo)	2,065	2,329,058
Sr. Unsec’d. Notes, MTN
2.750%	04/01/22(a)	2,617	2,661,102
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN, Series V
2.625%	01/24/22	1,520	1,537,618
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
0.375%	06/01/23(a)	1,679	1,676,650
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	4,365	4,336,311
3.491%	05/23/23	1,450	1,488,929
4.125%	09/24/25	445	496,152

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	920	$916,067
3.127%(ff)	06/03/32	600	603,064
Sub. Notes, 144A
5.861%(ff)	06/19/32	640	708,309
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35	2,570	2,804,437
US Bank NA,
Sr. Unsec’d. Notes, 3 Month BSBY + 0.170%
0.258%(c)	06/02/23	3,300	3,301,330
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	2,396	2,477,184
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
1.286%(c)	01/24/23	215	216,216
Sr. Unsec’d. Notes
2.100%	07/26/21	753	753,969
3.068%(ff)	04/30/41	730	748,569
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	9,400	9,747,052
2.406%(ff)	10/30/25	1,907	1,995,217
2.625%	07/22/22	900	922,196
3.196%(ff)	06/17/27	1,590	1,717,530
3.584%(ff)	05/22/28	2,509	2,762,373
Sub. Notes
5.375%	11/02/43	130	174,072
Sub. Notes, GMTN
4.300%	07/22/27	900	1,025,564
Sub. Notes, MTN
4.100%	06/03/26	160	179,691
4.400%	06/14/46	195	235,486
4.750%	12/07/46	38	48,028
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.082%(ff)	09/09/22(a)	2,992	3,002,193
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
0.856%(c)	06/28/22	278	279,818
Sr. Unsec’d. Notes
2.000%	08/19/21	100	100,239
2.500%	06/28/22	1,057	1,080,467
2.800%	01/11/22	1,520	1,540,531
Sub. Notes
4.110%(ff)	07/24/34(a)	525	576,240

			443,444,715

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,035	1,269,400
4.900%	02/01/46	2,555	3,231,847
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	480	538,244
4.700%	02/01/36	544	666,267

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	1,021	$1,216,765
4.500%	06/01/50(a)	1,764	2,150,997
4.600%	04/15/48	350	427,902
4.950%	01/15/42	550	693,709
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.250%	01/05/32(a)	1,035	1,059,710
2.500%	06/01/40(a)	733	727,143
2.600%	06/01/50	676	650,754
3.000%	03/05/51	680	705,688
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
0.500%	05/05/23	740	738,583
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	1,849	1,987,472
3.600%	02/15/28	850	942,556
4.400%	11/15/25	425	479,972
Diageo Capital PLC (United Kingdom),
Gtd. Notes
2.000%	04/29/30	315	315,564
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50	880	926,329
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51	370	388,922
4.597%	05/25/28	320	375,808
Molson Coors Beverage Co.,
Gtd. Notes
4.200%	07/15/46	1,755	1,953,410
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40	60	68,452
3.600%	08/13/42	705	816,430
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,220	1,155,134

			23,487,058

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	2,861	2,914,159
3.150%	02/21/40	895	930,803
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	1,356	1,359,607
3.150%	05/01/50(a)	1,061	1,043,337
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	1,911	1,873,268
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	2,085	2,008,441

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
2.800%	10/01/50(a)	2,200	$2,113,459
3.250%	09/01/22(a)	684	703,576
4.000%	09/01/36	480	556,079
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,840	1,745,413
2.800%	09/15/50	939	855,988
Royalty Pharma PLC,
Gtd. Notes, 144A
1.200%	09/02/25(a)	1,285	1,274,103
3.300%	09/02/40	639	642,424
3.550%	09/02/50	1,940	1,936,924

			19,957,581

Building Materials — 0.0%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	345	345,664

Chemicals — 0.5%
Air Liquide Finance SA (France),
Gtd. Notes, 144A
1.750%	09/27/21	1,551	1,554,737
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	450	455,407
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23	1,785	1,866,540
4.950%	06/01/43	912	1,076,051
5.150%	03/15/34	1,430	1,739,153
5.375%	03/15/44	2,025	2,506,002
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30(a)	1,188	1,176,480
4.550%	11/30/25	270	307,942
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25(a)	725	824,220
FMC Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/49(a)	2,023	2,455,598
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	345	350,909
4.500%	05/01/29	675	768,111
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28	1,864	1,860,087
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.832%	10/15/27	1,225	1,222,656
3.268%	11/15/40	475	487,588
LYB International Finance III LLC,
Gtd. Notes
3.625%	04/01/51	965	1,021,788

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	318	$356,396
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	1,784	1,842,526
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	1,893	1,892,362

			23,764,553

Commercial Services — 0.3%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	470	505,656
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.600%	12/01/21	250	251,901
4.500%	08/16/21	1,266	1,272,478
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	600	632,040
2.900%	05/15/30	654	680,951
3.200%	08/15/29	911	973,100
4.150%	08/15/49	2	2,302
4.450%	06/01/28	500	576,170
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	679	785,035
4.750%	08/01/28	635	747,888
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	835	741,660
2.625%	01/15/23	3,291	3,397,673
Triton Container International Ltd. (Bermuda),
Sr. Sec’d. Notes, 144A
1.150%	06/07/24	1,220	1,216,971
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	330	348,260
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	600	630,468
5.420%	10/01/30	170	211,047

			12,973,600

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	475	462,115
2.650%	05/11/50	1,654	1,621,105
2.800%	02/08/61	1,345	1,315,623
2.950%	09/11/49	245	254,034
3.450%	02/09/45	1,305	1,463,629
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
5.300%	10/01/29(a)	3,310	3,992,124
8.100%	07/15/36	419	640,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
8.350%	07/15/46	1,204	$1,969,801
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.500%	01/27/22	700	709,144
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,220	1,190,256
Seagate HDD Cayman,
Gtd. Notes, 144A
3.375%	07/15/31(a)	1,923	1,861,775
4.091%	06/01/29(a)	1,802	1,849,089
4.125%	01/15/31	1,824	1,865,040

			19,194,589

Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
4.125%	04/01/29(a)	1,877	1,894,755
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—

			1,894,755

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.950%	02/01/22	150	152,530
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	640	652,358
Air Lease Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/23	650	666,958
3.000%	09/15/23	500	523,088
3.250%	03/01/25	1,899	2,023,499
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26(a)	800	875,050
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.484%(c)	12/15/22	2,120	2,122,397
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	1,110	1,167,438
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	1,910	1,950,851
2.750%	05/20/22	2,521	2,570,475
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/22	3,400	3,467,788
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	1,085	1,084,975
5.500%	12/15/24	200	226,268
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	3,175	3,270,912
3.950%	07/01/24	900	959,558

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
4.250%	04/15/26	1,280	$1,387,915
4.375%	05/01/26	150	162,995
5.250%	05/15/24	115	126,449
5.500%	01/15/23	55	58,412
Capital One Financial Corp.,
Jr. Sub. Notes, Series M
3.950%(ff)	09/01/26(a)(oo)	1,516	1,547,470
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.073%(c)	03/09/22	1,521	1,528,956
Sr. Unsec’d. Notes
3.300%	10/30/24	450	484,829
4.750%	07/15/21	605	605,983
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	2,990	3,057,757
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(a)(oo)	510	531,878
Sr. Unsec’d. Notes, SOFR + 0.500%
0.550%(c)	03/18/24(a)	1,562	1,572,349
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN
0.750%	06/07/24	2,199	2,202,837
GE Capital Funding LLC,
Gtd. Notes
4.400%	05/15/30	2,980	3,473,505
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25(a)	2,175	2,372,911
4.418%	11/15/35	1,185	1,423,265
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	500	531,058
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22	4,454	4,550,924
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	280	296,112
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28(a)	1,887	1,896,861
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25	1,400	1,429,621
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30	1,908	1,891,101
5.375%	11/15/29	1,133	1,234,322
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	937	969,203

			55,050,858

Electric — 2.5%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
1.375%	01/15/26(a)	420	415,817

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
2.450%	01/15/31	203	$201,042
3.300%	07/15/25(a)	1,154	1,234,106
3.950%	07/15/30	1,085	1,188,399
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	2,210	2,248,742
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28(a)	1,860	1,844,344
3.500%	01/15/31	1,076	1,178,608
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30(a)	425	427,499
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	761	771,592
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series AA
2.700%	04/01/31	1,878	1,942,080
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	1,310	1,271,939
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,608	2,484,138
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(oo)	390	413,834
Sr. Unsec’d. Notes
2.650%	06/01/31	1,980	2,020,386
2.950%	03/01/30	540	569,393
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	140	159,410
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,436	1,600,986
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	750	724,305
Commonwealth Edison Co.,
First Mortgage
4.700%	01/15/44	170	217,742
First Mortgage, Series 130
3.125%	03/15/51	890	930,806
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22	2,285	2,289,848
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29	1,915	1,991,975
First Ref. Mortgage
4.000%	09/30/42	315	370,923
Duke Energy Corp.,
Sr. Unsec’d. Notes, SOFR + 0.250%
0.297%(c)	06/10/23	1,347	1,349,650
Sr. Unsec’d. Notes
2.400%	08/15/22	519	529,868

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	420	$455,777
3.800%	07/15/28(a)	410	464,375
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,618	1,567,746
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	160	160,775
4.300%	02/01/49	60	74,074
Duke Energy Progress LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.180%
0.335%(c)	02/18/22	760	760,010
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	235	232,008
2.775%	01/07/32	480	484,508
3.616%	08/01/27	385	418,278
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	605	622,968
4.125%	03/15/28	770	819,614
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	1,570	1,551,493
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	2,998	3,578,300
Sr. Unsec’d. Notes, 144A
2.639%	06/15/31(a)	820	825,343
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	1,349	1,579,750
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22(a)	650	664,386
3.500%	04/06/28	260	285,058
3.625%	05/25/27	1,415	1,555,811
4.750%	05/25/47	200	246,073
Engie SA (France),
Sr. Unsec’d. Notes, 144A
2.875%	10/10/22	2,534	2,608,953
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31(a)	3,230	3,227,655
4.000%	07/15/22	1,105	1,139,621
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	1,440	1,460,434
4.950%	01/15/45	1,290	1,412,691
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51(a)	610	672,376
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	100	108,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.550%	09/30/49	704	$756,300
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	758	802,374
Eversource Energy,
Sr. Unsec’d. Notes, Series K
2.750%	03/15/22	760	771,249
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	850	871,669
Sr. Unsec’d. Notes
4.050%	04/15/30(a)	375	426,950
7.600%	04/01/32	110	158,785
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22	755	768,955
5.750%	10/01/41	315	372,253
6.250%	10/01/39	140	172,464
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50(a)	2,802	2,738,955
5.350%	07/15/47(a)	2,179	2,614,628
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42(a)	330	389,140
4.050%	06/01/42	205	249,037
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	560	602,100
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	250	255,657
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,106	5,382,364
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	70	91,356
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	1,014	1,029,225
4.300%	01/15/26	375	414,856
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	55	68,251
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	180	202,384
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	2,255	2,484,726
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	255	279,839
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, Series D, 3 Month LIBOR + 0.065%
0.221%(c)	02/16/23	660	658,261

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	140	$183,760
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	190	208,963
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.270%
0.420%(c)	02/22/23(a)	787	787,101
Gtd. Notes, SOFR + 0.540%
0.581%(c)	03/01/23(a)	616	619,122
Gtd. Notes, 3 Month LIBOR + 0.720%
0.867%(c)	02/25/22	1,168	1,172,251
Gtd. Notes, 3 Month LIBOR + 2.125%
2.244%(c)	06/15/67	552	512,606
Gtd. Notes
2.900%	04/01/22	833	849,446
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	2,035	2,167,096
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	662	661,900
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36	45	63,229
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
0.553%	05/26/23	3,402	3,402,565
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	450	437,142
2.500%	02/01/31	825	774,064
3.300%	08/01/40	250	227,358
3.450%	07/01/25(a)	450	471,572
3.500%	08/01/50(a)	3,849	3,425,711
4.000%	12/01/46	51	47,935
4.450%	04/15/42	625	620,675
4.600%	06/15/43	1,015	1,011,428
4.950%	07/01/50	593	610,824
Sr. Sec’d. Notes
4.200%	06/01/41	31	30,508
PacifiCorp,
First Mortgage
3.300%	03/15/51	1,078	1,148,358
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29	200	213,641
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
2.812%(c)	03/30/67	2,445	2,402,427
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	105	145,035
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	911	1,112,181

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.700%	05/01/50	257	$252,889
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21	774	777,820
2.650%	11/15/22	1,466	1,508,061
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28	650	656,577
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	94,596
6.000%	06/01/26	85	103,732
First Mortgage, Series UUU
3.320%	04/15/50	176	187,088
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	10/15/25(oo)	2,174	2,360,990
Sr. Unsec’d. Notes
2.875%	10/01/22	1,210	1,238,669
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	176	176,448
First Mortgage, Series A
4.200%	03/01/29	825	931,935
First Mortgage, Series E
3.700%	08/01/25	260	283,346
First Ref. Mortgage, Series B
3.650%	03/01/28	800	879,652
First Ref. Mortgage, Series C
3.600%	02/01/45	620	621,921
4.125%	03/01/48	405	433,214
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26(a)	800	867,878
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	197	193,627
Sr. Unsec’d. Notes, Series E
2.500%	12/15/21	762	768,227
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	450	539,732
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	315	345,958
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	428	642
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	90	122,712
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	180	209,892
4.850%	12/01/48	105	137,193

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Union Electric Co.,
First Mortgage
2.150%	03/15/32	1,170	$1,173,044
2.950%	03/15/30	856	918,882
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	690	635,539
3.450%	09/01/22	747	767,736
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	3,230	3,414,413
4.300%	07/15/29	1,860	2,022,544
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/29	410	427,606
3.400%	06/01/30	2,815	3,093,119

			127,367,973

Electronics — 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370% (Cap N/A, Floor 0.000%)
0.532%(c)	08/08/22	325	326,208
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,892	1,871,723
TTM Technologies, Inc.,
Gtd. Notes, 144A
4.000%	03/01/29(a)	1,873	1,883,130
Tyco Electronics Group SA,
Gtd. Notes
3.500%	02/03/22	924	933,836

			5,014,897

Engineering & Construction — 0.1%
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29(a)	1,853	1,871,783
Fluor Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/28(a)	1,826	1,855,242
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	1,891	1,873,250

			5,600,275

Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	09/01/28(a)	1,893	1,893,060
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.750%	02/15/32(a)	1,200	1,143,371
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29(a)	1,862	1,866,814

			4,903,245

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.5%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
4.000%	05/17/51		414	$445,672
Britannia Industries Ltd. (India),
Unsec’d. Notes
5.500%	06/03/24	INR	460	6,260
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38(a)		493	627,041
5.400%	11/01/48(a)		1,410	1,884,642
Danone SA (France),
Sr. Unsec’d. Notes, 144A
3.000%	06/15/22		553	566,963
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		759	763,357
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.000%	09/06/49		595	637,210
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31		1,875	2,133,997
4.375%	06/01/46		1,726	1,956,104
4.625%	10/01/39		2,577	3,004,113
4.875%	10/01/49		1,628	1,972,966
5.500%	06/01/50		1,597	2,084,129
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46		2,146	2,369,283
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	05/15/28(a)		1,155	1,278,281
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22		2,232	2,278,430
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30(a)		400	404,228
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)		2,458	2,466,774
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
2.250%	08/23/21		772	772,960

				25,652,410

Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%
0.503%(c)	03/09/23		3,020	3,021,173
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		410	431,776
4.487%	02/15/42		71	83,317
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
0.631%(c)	03/02/23		1,082	1,082,199

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	750	$744,339
2.950%	09/01/29	610	645,683
3.490%	05/15/27	725	797,600
5.800%	02/01/42	224	298,829
ONE Gas, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
0.735%(c)	03/11/23	933	933,172
Sr. Unsec’d. Notes
0.850%	03/11/23	4,805	4,807,527
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31	3,250	3,292,623
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31	518	492,375

			16,630,613

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	220	283,332
DH Europe Finance II Sarl,
Gtd. Notes
2.050%	11/15/22	940	961,742
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	750	821,265
4.450%	08/15/45	105	124,292

			2,190,631

Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47(a)	366	411,133
4.125%	11/15/42	286	327,720
Anthem, Inc.,
Sr. Unsec’d. Notes
2.950%	12/01/22	749	774,434
3.125%	05/15/22	1,442	1,477,701
4.625%	05/15/42	101	125,687
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	1,455	1,488,227
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30(a)	510	499,836
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	900	1,036,189
5.625%	09/01/28	950	1,126,797
Sr. Sec’d. Notes
3.500%	07/15/51	380	380,104
4.125%	06/15/29(a)	3,245	3,659,311
4.500%	02/15/27	3,227	3,648,593
5.250%	04/15/25	610	698,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
5.250%	06/15/49	1,501	$1,915,845
5.500%	06/15/47	490	638,104
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	420	395,188
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	495	547,816
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	385	388,612
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31(a)	1,860	1,904,884
2.375%	10/15/22	850	872,559
2.750%	05/15/40	993	1,004,871
3.050%	05/15/41	500	523,888
3.250%	05/15/51(a)	720	769,743
3.500%	08/15/39	910	1,015,855
4.625%	07/15/35	70	88,632
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	2,975	2,989,635
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	490	490,924

			29,200,843

Holding Companies-Diversified — 0.0%
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	577	658,454
Hutchison Whampoa International 11 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.625%	01/13/22	998	1,019,848

			1,678,302

Home Builders — 0.4%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25(a)	3,265	3,665,183
4.750%	11/29/27(a)	867	1,001,856
5.000%	06/15/27	705	815,967
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	2,325	2,264,913
3.850%	01/15/30	1,321	1,421,229
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27(a)	2,256	2,636,299
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28(a)	1,662	1,875,853
5.875%	06/15/27(a)	1,649	1,869,087
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,732	1,876,788

			17,427,175

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	1,863	$1,894,573

Household Products/Wares — 0.2%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	2,593	2,567,780
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30(a)	1,811	1,850,227
Clorox Co. (The),
Sr. Unsec’d. Notes
3.050%	09/15/22(a)	328	336,248
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.694%(c)	06/24/22	2,599	2,611,029
Gtd. Notes, 144A
2.375%	06/24/22	1,912	1,948,434

			9,313,718

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/46	1,486	1,889,642

Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	1,000	1,096,880
3.875%	01/15/35	437	493,944
4.200%	04/01/28	775	890,450
4.375%	06/30/50	180	219,202
4.800%	07/10/45	245	307,058
Athene Global Funding,
Sec’d. Notes, 144A
0.950%	01/08/24(a)	423	424,220
1.200%	10/13/23(a)	625	632,052
3.000%	07/01/22(a)	994	1,018,893
Sec’d. Notes, 144A, 3 Month LIBOR + 1.230%
1.424%(c)	07/01/22	561	566,426
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	660	657,971
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
0.600%	06/28/23	305	305,014
1.000%	04/12/24	307	307,565
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.390%
0.408%(c)	04/06/23	1,977	1,979,073
Sec’d. Notes, 144A
1.400%	07/07/25	480	484,746
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	550	628,357
Jackson National Life Global Funding,
Sec’d. Notes, 144A
2.375%	09/15/22	1,189	1,217,182

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Sr. Sec’d. Notes, 144A, SOFR + 0.600%
0.618%(c)	01/06/23	1,785	$1,793,060
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.730%
0.876%(c)	06/27/22	1,900	1,911,022
Sr. Sec’d. Notes, 144A
2.500%	06/27/22	1,881	1,921,299
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/22(a)	1,513	1,532,186
MassMutual Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.220% (Cap N/A, Floor 0.000%)
0.264%(c)	06/02/23	1,974	1,972,053
Sec’d. Notes, 144A
2.250%	07/01/22	1,510	1,540,720
2.500%	04/13/22	1,150	1,170,365
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	122	145,846
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.950%	09/15/21	725	727,623
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	859	921,427
3.875%	04/11/22(a)	1,000	1,028,429
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	280	313,322
New York Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.220%
0.248%(c)	02/02/23(a)	1,200	1,200,398
Sec’d. Notes, 144A, SOFR + 0.310%
0.336%(c)	04/26/24	1,770	1,772,987
Sec’d. Notes, 144A
3.250%	08/06/21	220	220,590
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	915	1,028,078
4.450%	05/15/69	290	360,833
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	180	205,560
Protective Life Global Funding,
Sec’d. Notes, 144A
0.781%	07/05/24	584	584,423
1.999%	09/14/21	1,800	1,806,532
Sr. Sec’d. Notes, 144A
0.327%	12/09/22	2,166	2,162,784
2.615%	08/22/22(a)	500	512,715
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.625%	07/22/22	1,026	1,049,523
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	205	217,457
4.900%	09/15/44	105	135,396

			37,463,661

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	630	$573,525
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60	270	257,268
3.875%	08/22/37	1,535	1,827,272
4.800%	12/05/34	575	740,668
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	1,893	1,883,653
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	4,469	5,194,203
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	154	183,095
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31(a)	1,210	1,227,978

			11,887,662

Investment Companies — 0.1%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	690	510,567
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	239,313
4.875%	11/22/26	200	142,188
5.500%	01/16/25	200	147,983
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
4.375%	02/01/29(a)	1,896	1,891,683

			2,931,734

Iron/Steel — 0.2%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	03/01/41	1,371	1,905,295
Nucor Corp.,
Sr. Unsec’d. Notes
4.125%	09/15/22	3,216	3,330,661
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	10/15/50	1,939	1,934,889
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30(a)	2,341	2,489,759

			9,660,604

Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.750%	05/01/29	1,846	1,864,332

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,750	$1,860,403

			3,724,735

Machinery-Construction & Mining — 0.2%
ABB Finance USA, Inc. (Switzerland),
Gtd. Notes
2.875%	05/08/22	1,200	1,226,285
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29	1,837	1,868,700
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
1.700%	08/09/21	200	200,314
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.735%
0.895%(c)	05/13/22	2,775	2,791,614
Sr. Unsec’d. Notes, MTN
1.900%	09/06/22	1,266	1,290,107
2.400%	06/06/22	542	553,322
2.850%	06/01/22(a)	838	858,715
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	1,792	1,866,049

			10,655,106

Machinery-Diversified — 0.0%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	350	363,683
2.565%	02/15/30	1,250	1,295,340
3.112%	02/15/40	340	351,536

			2,010,559

Media — 1.1%
AMC Networks, Inc.,
Gtd. Notes
4.250%	02/15/29	1,894	1,913,577
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	1,151	1,191,557
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,845	1,880,415
4.500%	08/15/30	542	565,367
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)	1,352	1,302,158
3.500%	06/01/41(a)	790	795,355
3.700%	04/01/51(a)	1,426	1,419,097
3.850%	04/01/61	1,973	1,939,467
3.900%	06/01/52	931	947,372
4.400%	12/01/61	647	695,882
4.500%	02/01/24(a)	531	578,376
4.800%	03/01/50	556	640,571
4.908%	07/23/25	3,215	3,645,413

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	(a)	2,470	$2,229,905
2.650%	02/01/30		830	873,323
3.250%	11/01/39		250	266,027
3.300%	02/01/27		939	1,030,950
3.400%	07/15/46		10	10,684
3.700%	04/15/24		450	487,741
3.750%	04/01/40		2,666	3,014,181
4.250%	10/15/30		725	852,576
4.700%	10/15/48		1,125	1,458,534
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35		536	649,023
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,962	1,853,415
4.125%	12/01/30		1,839	1,832,809
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28		3,215	3,579,509
4.000%	09/15/55		1,882	1,990,402
4.650%	05/15/50		550	643,731
5.200%	09/20/47		430	535,628
Fox Corp.,
Sr. Unsec’d. Notes
3.666%	01/25/22		1,497	1,525,451
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29		1,868	1,853,249
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	12/01/30		1,884	1,852,894
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	(a)	1,836	1,857,408
Sky Ltd. (United Kingdom),
Gtd. Notes, 144A
3.125%	11/26/22		2,026	2,102,829
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		2,073	2,311,178
5.500%	09/01/41		248	308,375
5.875%	11/15/40		145	187,126
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
2.350%	12/01/22		231	237,348
2.450%	03/04/22		1,162	1,179,265
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57		516	590,215
Sr. Unsec’d. Notes
4.200%	05/19/32	(a)	1,204	1,389,098
4.600%	01/15/45		470	559,068
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30		1,830	1,844,288

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		473	$465,825
3.500%	05/13/40	(a)	664	739,827

				57,826,489

Mining — 0.5%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30		200	200,291
2.875%	03/17/31		1,190	1,217,858
3.625%	09/11/24		220	237,526
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		870	914,998
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		2,461	2,627,961
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	(a)	593	618,443
5.250%	09/01/29		3,408	3,758,941
5.450%	03/15/43		2,760	3,374,273
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
1.625%	04/27/26		3,000	3,009,071
2.500%	09/01/30		1,561	1,555,150
4.625%	04/29/24		140	153,710
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30		275	295,063
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	(a)	3,515	3,796,391
5.400%	02/01/43		573	698,233
6.000%	08/15/40		511	650,959
6.250%	07/15/41	(a)	1,487	1,954,761

				25,063,629

Miscellaneous Manufacturing — 0.1%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42		90	107,409
FGI Operating Co. LLC,
Notes
0.000%	05/15/22^		595	1
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	(a)	770	847,055
4.250%	05/01/40		1,100	1,286,977
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26		140	166,035
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23		399	399,313
1.200%	03/11/26	(a)	2,820	2,820,695

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Gtd. Notes, 144A, SOFR + 0.430%
0.480%(c)	03/11/24	431	$433,720

			6,061,205

Office/Business Equipment — 0.1%
Xerox Holdings Corp.,
Gtd. Notes, 144A
5.500%	08/15/28	2,389	2,469,216

Oil & Gas — 1.1%
BP Capital Markets America, Inc.,
Gtd. Notes
2.520%	09/19/22	890	912,543
2.772%	11/10/50	3,190	2,968,603
BP Capital Markets PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.870%
0.988%(c)	09/16/21	2,670	2,674,603
Gtd. Notes
4.375%(ff)	06/22/25(oo)	348	371,327
4.875%(ff)	03/22/30(a)(oo)	723	793,455
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47(a)	1,564	1,950,832
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,629	2,022,660
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,662
8.000%	01/15/25(d)	315	7,481
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)	2,300	2,084,720
3.850%	01/15/28	1,190	1,356,638
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	335	369,577
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	810	909,814
4.300%	08/15/28	1,080	1,252,747
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44(a)	1,376	1,551,884
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45(a)	1,657	1,949,920
5.600%	07/15/41	500	620,225
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30	515	566,652
5.875%	06/15/28(a)	2,165	2,406,068
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	50	53,586
3.500%	12/01/29	2,410	2,583,130
4.400%	03/24/51	1,791	2,023,079
4.750%	05/31/25	966	1,089,056

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	400	$456,226
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	130	134,066
2.750%	11/10/21	232	234,080
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%
0.486%(c)	08/16/22	800	802,628
Sr. Unsec’d. Notes
3.095%	08/16/49	2,558	2,608,722
4.227%	03/19/40	320	382,924
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	725	906,704
5.800%	04/01/47	1,535	2,003,829
6.000%	01/15/40	77	98,861
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
2.000%	07/15/26	1,060	1,062,398
3.100%	07/15/31	2,335	2,362,333
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.200%	06/01/45	1,642	1,969,849
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	500	537,978
3.800%	04/01/28	275	306,319
4.500%	05/01/23	1,750	1,866,960
5.125%	12/15/26	50	58,863
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50	200	246,386
Phillips 66,
Gtd. Notes
2.150%	12/15/30	1,142	1,123,483
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	395	380,670
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30(a)	1,460	1,556,534
3.250%	04/06/50	120	127,744
4.550%	08/12/43	50	62,410
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,505	1,530,982
3.127%	05/29/50	430	436,387
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	335	337,710
2.150%	09/15/27	400	406,738
2.700%	04/15/23	950	985,079
2.850%	04/15/25(a)	500	530,153

			54,037,278

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	365	$407,552

Packaging & Containers — 0.1%
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/15/28	1,866	1,879,362
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	1,874	1,899,985

			3,779,347

Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
0.799%(c)	11/21/22	603	606,954
Sr. Unsec’d. Notes
2.900%	11/06/22	750	774,889
3.200%	11/21/29	493	535,077
3.250%	10/01/22	550	565,360
3.450%	03/15/22	327	332,529
4.050%	11/21/39	2,548	2,957,846
4.250%	11/21/49	2,325	2,787,647
4.450%	05/14/46	728	881,796
4.500%	05/14/35	270	326,146
4.750%	03/15/45	150	187,972
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
0.737%	03/15/23	2,653	2,658,253
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31(a)	480	486,692
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.300%	05/26/23	3,288	3,278,785
1.375%	08/06/30(a)	995	942,800
2.125%	08/06/50(a)	1,740	1,518,605
4.000%	09/18/42(a)	660	787,462
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	263	269,490
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28(a)	490	561,980
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22(a)	930	947,591
2.350%	11/13/40	2,015	1,939,368
2.550%	11/13/50(a)	1,860	1,781,294
4.250%	10/26/49	100	126,304
Cardinal Health, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
0.889%(c)	06/15/22	1,688	1,698,163
Sr. Unsec’d. Notes
3.200%	03/15/23	560	584,896

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30	875	$893,407
3.200%	03/15/40	2,010	2,086,353
3.400%	03/15/50	636	661,575
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	450	475,145
2.700%	08/21/40	2,870	2,782,996
2.750%	12/01/22	755	775,988
4.300%	03/25/28	285	327,409
4.780%	03/25/38	685	842,575
5.125%	07/20/45	525	681,419
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%	08/28/28(a)	1,646	1,927,151
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50(a)	1,981	1,795,032
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22	1,191	1,208,272
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.875%	06/01/22	1,517	1,551,019
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	516	633,613
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22	830	851,298
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	4,855	4,813,033
3.025%	07/09/40	515	520,445
5.000%	11/26/28	848	1,021,371
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	36	38,424
4.000%	06/22/50	1,811	1,919,051
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
0.595%(c)	08/20/21	1,545	1,545,766
Sr. Unsec’d. Notes
2.000%	05/15/30	1,900	1,887,491

			56,776,732

Pipelines — 1.3%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47(a)	1,030	1,214,001
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.850%	11/15/43	5	4,954
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	2,230	2,595,680

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enable Midstream Partners LP,
Gtd. Notes
5.000%	05/15/44		1,835	$1,997,217
Sr. Unsec’d. Notes
4.150%	09/15/29		1,005	1,100,310
4.400%	03/15/27		515	569,389
Enbridge, Inc. (Canada),
Gtd. Notes
2.500%	08/01/33		700	700,315
3.125%	11/15/29	(a)	1,105	1,183,427
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25		2,312	2,433,964
3.750%	05/15/30	(a)	1,050	1,141,536
4.250%	04/01/24		500	538,829
5.000%	05/15/50		1,745	2,015,885
5.150%	03/15/45		375	432,197
5.250%	04/15/29	(a)	415	490,209
5.400%	10/01/47		300	355,087
6.250%	04/15/49		507	666,720
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38		850	1,054,095
Sr. Unsec’d. Notes, Series 5Y
4.200%	09/15/23	(a)	625	668,281
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29		1,067	1,114,322
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47		1,609	1,428,187
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
2.912%(c)	06/01/67		420	387,436
Gtd. Notes
3.200%	02/15/52		505	500,360
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
6.500%	07/15/48		2,394	2,555,607
Sr. Unsec’d. Notes, 144A
4.750%	01/15/31	(a)	873	899,570
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31		1,180	1,194,994
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36		400	392,744
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23		210	214,286
3.450%	10/15/27		130	136,709
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31	(a)	1,090	1,049,333
3.250%	08/01/50	(a)	365	353,282
3.600%	02/15/51		1,185	1,210,776

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		1,077	$1,231,241
5.500%	02/15/49		505	653,418
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51		860	879,251
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23		900	954,109
4.300%	01/31/43		1,695	1,702,038
4.700%	06/15/44	(a)	636	674,226
4.900%	02/15/45		1,874	2,038,558
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		1,740	1,965,368
4.500%	05/15/30		2,341	2,701,021
5.000%	03/15/27		1,430	1,651,265
5.625%	04/15/23		475	510,511
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23		95	95,016
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
4.000%	01/15/32		5	5,146
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25		250	275,585
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		130	132,689
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		2,295	2,722,233
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	(a)	451	503,566
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		2,438	2,588,056
5.450%	04/01/44		2,410	2,594,268
6.500%	02/01/50		2,263	2,624,564
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25		5,475	5,985,945
4.000%	09/15/25		825	913,916
4.900%	01/15/45		95	114,892
5.400%	03/04/44		80	101,247

				64,217,831

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30		1,700	1,672,401
2.750%	01/15/27		1,502	1,588,760
3.375%	05/15/24		550	588,463

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
2.550%	04/01/32	690	$693,877
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	550	550,301
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	945	952,330
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41	1,825	1,772,677
4.150%	07/01/50	520	593,483
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31(a)	2,074	1,989,830
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	600	577,540
EPR Properties,
Sr. Unsec’d. Notes
3.750%	08/15/29(a)	1,135	1,137,758
Equinix, Inc.,
Sr. Unsec’d. Notes
2.500%	05/15/31(a)	1,780	1,811,216
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	280	250,817
3.000%	01/15/30	575	604,991
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	1,889	1,866,119
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.000%	03/15/31(a)	1,690	1,636,306
3.100%	02/15/30	511	542,578
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	270	283,564
3.000%	01/15/30	624	661,890
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31(a)	1,967	1,992,390
4.875%	09/15/29	1,826	1,886,516
5.250%	07/15/30	1,784	1,889,170
5.625%	07/15/32(a)	1,743	1,874,947
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	02/15/29	1,831	1,862,660
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31	625	593,211
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	140	151,579
4.300%	10/15/28	125	142,145

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26	1,367	$1,386,129
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	185	157,862
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	2,740	2,886,394
3.700%	06/15/30	600	664,937
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.250%	10/28/25	473	507,237
3.500%	02/12/25	140	150,300
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	06/15/27	295	321,352
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	135	141,858
Gtd. Notes, MTN
2.100%	08/01/32	250	240,224
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32	725	758,220
3.400%	01/15/28(a)	675	735,908
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27(a)	635	655,331
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29	1,065	1,066,525
3.100%	01/15/30	577	614,918
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	815	812,062
3.850%	07/15/29(a)	650	721,228
4.000%	02/01/25(a)	350	381,670

			42,369,674

Retail — 0.6%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.612%(c)	08/10/22	1,774	1,774,790
Sr. Unsec’d. Notes, 144A
0.625%	02/10/23	2,803	2,804,624
1.300%	02/10/28	1,250	1,206,294
2.500%	02/10/41	240	223,230
2.800%	02/10/51	460	429,296
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.439%	05/13/41(a)	750	775,713
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30(a)	350	414,357

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	2,035	$2,097,448
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	1,112	1,160,356
4.125%	04/03/50	165	193,389
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,240	1,147,082
3.300%	04/15/40	984	1,078,817
4.200%	04/01/43	90	110,100
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	825	906,268
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.614%(c)	10/28/21	1,543	1,544,976
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	1,600	1,790,010
Murphy Oil USA, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,880	1,859,019
Nordstrom, Inc.,
Sr. Unsec’d. Notes
5.000%	01/15/44	1,724	1,720,247
Sr. Unsec’d. Notes, 144A
4.250%	08/01/31(a)	620	647,360
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	185	209,130
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	09/01/28	2,488	2,539,424
4.750%	02/15/27(a)	1,777	1,887,294
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	175	194,210
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50	222	244,652
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38(a)	391	469,784
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/31	1,925	1,923,260
4.625%	01/31/32(a)	1,930	2,028,240

			31,379,370

Savings & Loans — 0.2%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
0.550%	01/22/24	460	458,055
1.000%	08/28/25(a)	330	328,362
3.960%(ff)	07/18/30(a)	725	813,188
4.302%(ff)	03/08/29(a)	525	593,823

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Savings & Loans (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	4,378	$4,489,051
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32	830	905,161

			7,587,640

Semiconductors — 0.5%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.500%	12/05/21	771	776,854
3.500%	12/05/26	130	144,056
4.500%	12/05/36	140	163,830
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,985	2,193,861
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	128	139,312
4.150%	11/15/30	1,653	1,854,949
Gtd. Notes, 144A
3.500%	02/15/41	641	657,806
3.750%	02/15/51(a)	1,904	1,989,723
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	1,425	1,502,490
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49(a)	2,000	2,131,526
Microchip Technology, Inc.,
Sr. Sec’d. Notes
2.670%	09/01/23	320	333,230
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	910	909,827
NVIDIA Corp.,
Sr. Unsec’d. Notes
0.309%	06/15/23(a)	1,742	1,742,319
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23	2,145	2,305,038
5.350%	03/01/26	1,000	1,166,373
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	375	408,803
3.875%	06/18/26	850	941,150
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29(a)	730	796,201
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
1.250%	04/23/26	2,665	2,650,025
2.250%	04/23/31(a)	1,165	1,173,848
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30	440	446,968

			24,428,189

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software — 0.6%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,787	$1,606,287
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	410	396,469
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.375%	03/01/23	2,277	2,275,068
3.100%	03/01/41	760	780,801
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30	130	134,584
3.500%	07/01/29	307	337,953
4.200%	10/01/28(a)	900	1,035,262
J2 Global, Inc.,
Gtd. Notes, 144A
4.625%	10/15/30	1,790	1,852,628
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	395	393,279
2.921%	03/17/52	514	545,222
3.450%	08/08/36(a)	468	540,862
3.500%	11/15/42	90	104,108
3.700%	08/08/46(a)	415	501,110
Open Text Holdings, Inc. (Canada),
Gtd. Notes, 144A
4.125%	02/15/30(a)	1,825	1,859,810
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	3,357	3,408,603
2.500%	10/15/22	849	871,672
2.800%	07/08/21	243	243,105
2.875%	03/25/31	770	801,788
3.600%	04/01/40	1,973	2,081,318
3.600%	04/01/50	4,005	4,114,959
3.850%	07/15/36	175	193,345
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
0.450%	08/15/22	784	784,465
1.400%	09/15/27	290	285,510
2.000%	06/30/30	160	157,757
2.950%	09/15/29	513	548,626
3.125%	11/15/22	176	181,326
4.200%	09/15/28	40	46,024
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51	1,180	1,192,344
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	213	236,717
4.500%	05/15/25	3,000	3,353,076
4.650%	05/15/27	85	97,529
4.700%	05/15/30	873	1,033,451

			31,995,058

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 1.3%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	$210,812
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	1,680	1,651,250
2.750%	06/01/31(a)	1,855	1,928,439
3.000%	06/30/22	766	783,100
3.100%	02/01/43	2,950	2,891,962
3.300%	02/01/52(a)	485	472,379
3.500%	06/01/41	500	520,473
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	1,994	1,976,302
3.550%	09/15/55	1,080	1,082,183
3.650%	09/15/59	1,329	1,346,443
Bell Canada (Canada),
Gtd. Notes
4.300%	07/29/49	234	283,848
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	948	543,237
Gtd. Notes, 144A
8.500%	10/15/24(d)	673	395,721
9.750%	07/15/25(d)	448	261,574
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	269	278,100
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	1,894	1,830,019
3.750%	07/15/29(a)	1,883	1,831,119
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29(a)	1,858	1,809,445
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	155	176,139
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	1,625	1,823,994
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	538	537,856
Rogers Communications, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.600%
0.735%(c)	03/22/22	1,481	1,485,278
Gtd. Notes
3.700%	11/15/49	520	553,687
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	70	73,191
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38(a)	2,797	3,290,527
4.895%	03/06/48(a)	543	649,434
5.520%	03/01/49	1,498	1,946,732
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28(a)	3,605	3,653,038
3.000%	02/15/41	600	593,336

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.500%	04/15/25	2,200	$2,385,827
3.600%	11/15/60	1,930	1,970,516
3.875%	04/15/30	2,079	2,320,564
4.375%	04/15/40	274	321,162
4.500%	04/15/50	28	33,309
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	1,880	1,889,922
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26(a)	1,150	1,160,625
1.750%	01/20/31(a)	1,915	1,835,178
2.650%	11/20/40	1,605	1,548,543
2.875%	11/20/50	810	773,530
2.987%	10/30/56	1,048	985,361
3.400%	03/22/41	1,880	1,991,353
3.550%	03/22/51	1,400	1,495,980
3.700%	03/22/61	595	638,156
4.016%	12/03/29	2,880	3,303,647
4.272%	01/15/36	1,355	1,616,153
5.250%	03/16/37(a)	475	626,560
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.250%	01/31/31	1,860	1,829,569
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	09/26/22	418	428,773
4.250%	09/17/50(a)	1,077	1,253,684
4.375%	02/19/43(a)	320	373,420
Sub. Notes
3.250%(ff)	06/04/81(a)	430	432,451
4.125%(ff)	06/04/81	675	672,979

			64,766,880

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.350%	03/15/40(a)	1,369	1,906,723

Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	03/15/22	461	466,818
3.300%	09/15/51	370	403,713
3.900%	08/01/46	565	663,436
4.950%	09/15/41	125	164,225
5.150%	09/01/43	190	259,057
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.450%	05/01/50	1,275	1,153,835
2.850%	12/15/21	3,035	3,051,457
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	2,835	2,580,166
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41(a)	435	447,892

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.000%	04/01/22	750	$760,063
3.050%	05/15/50(a)	1,324	1,327,298
3.950%	10/01/42	835	960,646
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.875%	06/01/22	760	776,112
3.400%	03/01/23(a)	1,010	1,055,859
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67	155	180,613
4.375%	09/10/38	470	557,858
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	2,012	2,238,683

			17,047,731

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	1,020	1,032,639

TOTAL CORPORATE BONDS (cost $1,491,356,395)			1,516,370,050

MUNICIPAL BONDS — 0.2%
Arizona — 0.0%
City of Yuma AZ,
Taxable, Revenue Bonds
1.269%	07/15/26	25	25,079
1.749%	07/15/28	25	25,202
2.102%	07/15/30	35	35,552

			85,833

California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	50	49,671
1.877%	02/01/31	45	44,453
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	175	234,101
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	365	364,967
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	125	124,323
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	30	30,297
2.199%	05/01/31	240	242,952
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	175	174,449
1.862%	06/01/30	100	98,715

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	$287,354
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	865	1,467,870

			3,119,152

Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	120	121,720

Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	205	208,821
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	220	280,592
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	1,105	1,379,438

			1,868,851

Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	50	49,586

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	525	522,249
1.483%	01/01/28	530	525,055

			1,047,304

New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, Series D
0.982%	08/01/25	880	880,836
1.396%	08/01/27	1,035	1,032,795
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	1,290	1,718,718
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	250	252,390
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	150	202,662
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	250	247,935
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	348,115
Taxable, Revenue Bonds
5.647%	11/01/40	220	308,317

			4,991,768

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	$240,741

Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds, Series C
2.758%	06/01/30	60	63,652

Texas — 0.0%
City of Houston TX Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.235%	07/01/29	190	194,972

TOTAL MUNICIPAL BONDS (cost $10,560,381)			11,783,579

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 5A1
2.698%(cc)	09/25/35	31	27,219
Alternative Loan Trust,
Series 2005-63, Class 1A1
2.681%(cc)	12/25/35	1,359	1,306,326
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,368	1,358,793
Series 2005-J06, Class 2A1
5.500%	07/25/25	5	5,073
Series 2005-J14, Class A3
5.500%	12/25/35	2,634	2,213,025
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.592%(c)	04/25/36	42	17,184
American Home Mortgage Assets Trust,
Series 2006-02, Class 2A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.472%(c)	09/25/46	205	198,472
Angel Oak Mortgage Trust I LLC,
Series 2018-02, Class A2, 144A
3.776%(cc)	07/27/48	18	17,802
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	37	37,735
Arroyo Mortgage Trust,
Series 2018-01, Class A1, 144A
3.763%(cc)	04/25/48	96	96,426
Series 2019-01, Class A2, 144A
4.057%(cc)	01/25/49	120	122,185
Banc of America Alternative Loan Trust,
Series 2004-06, Class 4A1
5.000%	07/01/21	9	8,859
Banc of America Funding Trust,
Series 2005-01, Class 1A1
5.500%	02/25/35	109	112,242
Series 2005-07, Class 30PO, PO
0.880%(s)	11/25/35	16	15,699
Series 2005-B, Class 3M1, 1 Month LIBOR + 0.675% (Cap 11.000%, Floor 0.675%)
0.768%(c)	04/20/35	69	68,722
Series 2006-01, Class 2A1
5.500%	01/25/36	5	4,887

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-D, Class 5A2
2.708%(cc)	05/20/36	6	$6,227
Series 2014-R07, Class 1A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	05/26/36	46	44,886
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	09/26/36	26	24,800
Series 2015-R04, Class 5A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.242%(c)	10/25/36	124	122,684
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
2.538%(cc)	05/25/34	1	876
Series 2004-D, Class 2A2
2.538%(cc)	05/25/34	7	7,005
Series 2007-03, Class 1A1
6.000%	09/25/37	45	45,273
BCAP LLC Trust,
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	721	511,428
Bear Stearns ARM Trust,
Series 2003-04, Class 3A1
2.187%(cc)	07/25/33	28	29,460
Series 2005-12, Class 22A1
2.337%(cc)	02/25/36	31	31,231
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC05, Class A1
5.750%	10/25/34	72	72,550
Citicorp Mortgage Securities Trust,
Series 2007-05, Class 1A9
6.000%	06/25/37	102	101,260
Citigroup Mortgage Loan Trust,
Series 2014-10, Class 1A1, 144A, 1 Month LIBOR + 0.135% (Cap N/A, Floor 0.135%)
0.227%(c)	11/25/36	81	77,995
Series 2014-10, Class 3A1, 144A
0.490%(cc)	07/25/36	74	72,998
Series 2014-10, Class 4A1, 144A
0.261%(cc)	02/25/37	149	142,888
Series 2014-11, Class 4A1, 144A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
2.381%(c)	07/25/36	61	59,283
Series 2014-12, Class 1A4, 144A, 1 Month LIBOR + 0.125% (Cap N/A, Floor 0.125%)
0.356%(c)	08/25/36	100	99,825
Series 2014-12, Class 2A4, 144A
3.037%(cc)	02/25/37	32	32,135
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	5	5,473
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-01, Class 3A4
5.250%	09/25/33	26	26,700
Series 2005-02, Class 2A11
5.500%	05/25/35	79	80,669

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust,
Series 2020-01, Class A1, 144A
2.488%(cc)	02/25/50	161	$162,120
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
2.542%(c)	07/25/31	102	102,094
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.392%(c)	08/25/31	63	62,952
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.242%(c)	09/25/31	76	76,771
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	06/25/39	252	253,480
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.092%(c)	07/25/39	171	171,935
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	10/25/39	136	136,677
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.142%(c)	01/25/40	496	498,349
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-05, Class 2A9
5.250%	05/25/34	114	116,669
Series 2007-03, Class A16
6.000%	04/25/37	643	474,208
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.442%(c)	05/25/37	15	7,198
Series 2007-HYB01, Class 2A1
2.829%(cc)	03/25/37	1,139	1,074,366
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/01/21	3	3,215
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
2.357%(cc)	06/25/34	10	10,204
Series 2005-04, Class 2A9
5.500%	06/25/35	839	736,973
Credit Suisse Mortgage-Backed Trust,
Series 2006-04, Class 1A8, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 6.000%)
6.000%(c)	05/25/36	1,300	1,035,579
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.592%(c)	02/25/35	14	13,546
Series 2005-01, Class 2A1
4.347%(cc)	02/01/22	2	1,684
Fannie Mae Interest Strips,
Series 293, Class 1, PO
1.020%(s)	12/25/24	34	33,632

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 369, Class 12, IO
5.500%(cc)	05/25/36	192	$35,582
Series 383, Class 60, IO
6.500%	10/25/37	59	9,826
Series 416, Class A300
3.000%	11/25/42	666	698,331
Series 417, Class C11, IO
2.500%	02/25/28	1,574	98,893
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	26	27,423
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	21	21,604
Series 1993-141, Class Z
7.000%	08/25/23	23	24,060
Series 1993-147, Class Z
7.000%	08/25/23	19	19,447
Series 1994-29, Class Z
6.500%	02/25/24	42	44,960
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
8.408%(c)	02/25/24	11	895
Series 1997-33, Class PA
8.500%	06/18/27	104	116,976
Series 1997-57, Class PN
5.000%	09/18/27	58	62,974
Series 2001-16, Class Z
6.000%	05/25/31	87	99,196
Series 2001-81, Class HE
6.500%	01/25/32	142	167,994
Series 2002-14, Class A1
7.000%	01/25/42	543	636,254
Series 2002-82, Class PE
6.000%	12/25/32	151	175,753
Series 2002-86, Class PG
6.000%	12/25/32	374	441,653
Series 2002-90, Class A2
6.500%	11/25/42	142	164,319
Series 2004-68, Class LC
5.000%	09/25/29	137	152,692
Series 2005-022, Class DA
5.500%	12/25/34	3	3,468
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
21.634%(c)	07/25/35	37	54,560
Series 2005-084, Class XM
5.750%	10/25/35	35	39,030
Series 2005-102, Class PG
5.000%	11/25/35	401	460,765
Series 2005-110, Class GL
5.500%	12/25/35	327	373,049
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	13	14,641
Series 2006-09, Class KZ
6.000%	03/25/36	198	228,133

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
6.499%(c)	04/25/36	164 $		30,794
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36		35	44,475
Series 2006-77, Class PC
6.500%	08/25/36		74	85,789
Series 2007-033, Class HF, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.442%(c)	04/25/37		161	162,194
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.659%(c)	06/25/37		157	23,551
Series 2007-079, Class PE
5.000%	08/25/37		350	383,573
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.309%(c)	11/25/37		319	57,584
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.909%(c)	03/25/38		191	21,128
Series 2009-062, Class WA
5.577%(cc)	08/25/39		345	386,269
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.159%(c)	01/25/40		306	55,388
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.159%(c)	01/25/40		201	26,610
Series 2010-10, Class NT
5.000%	02/25/40		803	927,546
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
6.329%(c)	04/25/40		109	17,538
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
12.477%(c)	03/25/40		52	66,974
Series 2010-64, Class DM
5.000%	06/25/40		70	78,507
Series 2011-39, Class ZA
6.000%	11/25/32		174	201,570
Series 2011-52, Class GB
5.000%	06/25/41		858	980,036
Series 2011-99, Class DB
5.000%	10/25/41		614	697,767
Series 2012-111, Class B
7.000%	10/25/42		102	122,680
Series 2012-153, Class B
7.000%	07/25/42		360	438,585
Series 2013-04, Class AJ
3.500%	02/25/43		403	425,279
Series 2013-096, Class YA
3.500%	09/25/38		421	435,057
Series 2019-25, Class PA
3.000%	05/25/48		418	442,466

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
8.909%(c)	04/25/23	24	$1,373
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	02/25/50	10	9,575
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	06/25/50	644	647,639
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.818%(c)	10/25/50	511	518,644
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.892%(c)	12/25/30	33	33,438
Series 2018-HQA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	10/25/48	34	34,315
Series 2019-HQA03, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
1.942%(c)	09/25/49	184	184,406
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	49	51,704
Freddie Mac REMICS,
Series 1621, Class J
6.400%	11/15/23	15	15,443
Series 1630, Class PK
6.000%	11/15/23	36	37,644
Series 1675, Class KZ
6.500%	02/15/24	34	36,826
Series 1680, Class PK
6.500%	02/15/24	31	32,866
Series 1695, Class EB
7.000%	03/15/24	48	51,015
Series 1980, Class Z
7.000%	07/15/27	140	158,375
Series 2353, Class KZ
6.500%	09/15/31	178	209,697
Series 2535, Class AW
5.500%	12/15/32	54	61,657
Series 2557, Class HL
5.300%	01/15/33	389	447,312
Series 2595, Class DC
5.000%	04/15/23	57	58,824
Series 2595, Class GC
5.500%	04/15/23	23	24,156
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	17	21,011
Series 2626, Class JC
5.000%	06/15/23	145	148,999
Series 2643, Class SA, 1 Month LIBOR x (6.5) + 45.500% (Cap 45.500%, Floor 0.000%)
45.026%(c)	03/15/32	10	19,212

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2755, Class ZA
5.000%	02/15/34	338	$381,430
Series 2862, Class GB
5.000%	09/15/24	26	27,084
Series 2885, Class LZ
6.000%	11/15/34	943	1,103,857
Series 2893, Class PE
5.000%	11/15/34	195	220,640
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
14.154%(c)	02/15/35	60	77,207
Series 2980, Class QA
6.000%	05/15/35	166	189,206
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.577%(c)	03/15/35	264	27,648
Series 3005, Class ED
5.000%	07/15/25	91	95,845
Series 3017, Class OC, PO
0.200%(s)	08/15/25	6	5,515
Series 3126, Class AO, PO
1.860%(s)	03/15/36	56	52,255
Series 3187, Class Z
5.000%	07/15/36	307	347,336
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.149%(c)	08/15/36	138	19,107
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
7.127%(c)	09/15/26	164	17,826
Series 3237, Class BO, PO
3.210%(s)	11/15/36	258	220,975
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
2.823%(c)	04/15/37	16	16,714
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
2.283%(c)	04/15/37	14	14,446
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.927%(c)	11/15/37	23	3,486
Series 3405, Class PE
5.000%	01/15/38	264	303,127
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.327%(c)	11/15/24	30	1,334
Series 3605, Class NC
5.500%	06/15/37	451	523,483
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
6.267%(c)	12/15/39	438	66,534
Series 3648, Class CY
4.500%	03/15/30	383	421,908
Series 3662, Class PJ
5.000%	04/15/40	367	416,113
Series 3677, Class PB
4.500%	05/15/40	429	471,232

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3688, Class GT
7.410%(cc)	11/15/46	94	$111,152
Series 3739, Class MC
4.000%	11/15/38	347	352,429
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.927%(c)	10/15/40	119	18,145
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.527%(c)	07/15/23	74	3,117
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	116	125,960
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	139	149,806
Series 3859, Class JB
5.000%	05/15/41	371	421,441
Series 4030, Class IL, IO
3.500%	04/15/27	783	46,646
Series 4246, Class PT
6.500%	02/15/36	141	167,151
Series 4273, Class PD
6.500%	11/15/43	702	836,732
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	346	370,950
Series 304, Class C32, IO
3.000%	12/15/27	778	45,229
GCAT Trust,
Series 2019-NQM03, Class A1, 144A
2.686%(cc)	11/25/59	166	170,395
Series 2020-NQM01, Class A1, 144A
2.247%	01/25/60	307	310,977
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	04/01/44	5	4,838
Series 2005-AR02, Class 2A
3.387%(cc)	05/25/35	465	457,221
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	355	355,391
Series 2003-25, Class PZ
5.500%	04/20/33	234	249,071
Series 2003-58, Class PC
5.000%	07/20/33	654	710,673
Series 2003-86, Class ZC
4.500%	10/20/33	164	180,038
Series 2004-19, Class KE
5.000%	03/16/34	658	729,814
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.007%(c)	09/20/34	264	23,931
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.018%(c)	06/17/34	207	8,863

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
6.407%(c)	06/20/36	201	$28,078
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.557%(c)	04/20/37	264	43,627
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
6.417%(c)	05/20/37	619	108,292
Series 2007-35, Class TE
6.000%	06/20/37	514	588,351
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
6.397%(c)	10/20/37	389	62,925
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
6.647%(c)	08/20/38	317	51,928
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
7.457%(c)	09/20/38	152	23,570
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.707%(c)	05/20/37	383	56,222
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	772	16,378
Series 2009-065, Class LB
6.000%	07/16/39	39	43,430
Series 2009-077, Class CS, IO, 1 Month LIBOR x (1) + 7.000% (Cap 7.000%, Floor 0.000%)
6.925%(c)	06/16/38	81	2,039
Series 2009-081, Class A
5.750%	09/20/36	90	101,025
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.907%(c)	02/20/38	312	49,111
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.657%(c)	06/20/37	220	38,481
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	1,252	13,040
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.007%(c)	11/20/34	201	22,737
Series 2010-085, Class ID, IO
6.000%	09/20/39	162	21,958
Series 2010-129, Class AW
5.936%(cc)	04/20/37	520	597,045
Series 2010-157, Class OP, PO
1.190%(s)	12/20/40	207	195,446
Series 2011-75, Class GP
4.000%	05/20/41	888	968,881
Series 2013-H04, Class BA
1.650%	02/20/63	32	32,672

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.507%(c)	02/20/62	21	$20,834
GSMSC Resecuritization Trust,
Series 2014-01R, Class 1A, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.262%(c)	04/26/37	28	27,461
GSR Mortgage Loan Trust,
Series 2004-06F, Class 2A4
5.500%	05/25/34	47	48,526
Series 2004-11, Class 1A1
3.404%(cc)	09/25/34	43	44,210
Series 2005-07F, Class 3A2, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.592%(c)	09/25/35	305	296,264
Series 2005-AR07, Class 6A1
2.848%(cc)	11/25/35	883	879,511
Series 2006-02F, Class 2A1
5.750%	02/25/36	13	13,626
Series 2006-03F, Class 2A7
5.750%	03/25/36	41	44,546
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.300%(cc)	12/19/34	5	4,137
Series 2006-09, Class 2A1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
0.513%(c)	11/19/36	45	42,549
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.540% (Cap 11.500%, Floor 0.540%)
0.632%(c)	10/25/35	41	40,788
Impac CMB Trust,
Series 2005-01, Class 2A1, 1 Month LIBOR + 0.510% (Cap 11.250%, Floor 0.510%)
0.602%(c)	04/25/35	102	102,122
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,298
Series 2005-S02, Class 4A3
5.500%	09/01/21	24	21,206
Series 2006-A02, Class 5A1
2.512%(cc)	11/25/33	13	13,112
Series 2006-A02, Class 5A3
2.512%(cc)	11/25/33	49	49,663
Series 2007-A01, Class 5A5
2.577%(cc)	07/25/35	34	35,049
JPMorgan Seasoned Mortgage Trust,
Series 2014-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.592%(c)	05/25/33	92	91,786
Lehman Mortgage Trust,
Series 2006-04, Class 3A1
5.000%	08/25/21	1	1,435
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
2.655%(cc)	08/25/34	20	19,558

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-13, Class 3A7
2.876%(cc)	11/21/34	53		$53,048
Series 2004-15, Class 4A1
2.263%(cc)	12/25/34	343		323,395
MASTR Alternative Loan Trust,
Series 2003-05, Class 30B1
5.925%(cc)	08/25/33	666		671,295
Series 2003-08, Class 5A1
5.000%	09/01/37	—	(r)	29
Series 2004-01, Class 4A1
5.500%	02/25/34	48		49,429
Series 2004-03, Class 2A1
6.250%	04/25/34	113		114,860
Series 2005-05, Class 3A1
5.750%	08/25/35	47		33,408
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	83		82,647
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	16		15,084
Series 2006-03, Class 30PO, PO
6.720%(s)	10/25/36	71		50,296
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.640%)
0.732%(c)	10/25/28	135		135,831
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.500%)
0.592%(c)	05/25/29	164		163,515
Series 2004-HB01, Class A3
1.934%(cc)	04/25/29	43		42,578
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB01, Class A3
1.585%(cc)	03/25/33	105		107,378
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	12/26/36	27		26,664
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	16		16,582
Prime Mortgage Trust,
Series 2004-CL01, Class 1A1
6.000%	02/25/34	72		73,149
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	04/01/55	2		2,097
Series 2006-QS04, Class A9
6.000%	04/25/36	729		701,952
Residential Asset Securitization Trust,
Series 2004-IP02, Class 1A1
2.775%(cc)	12/25/34	123		129,776
Series 2006-R01, Class A2, 1 Month LIBOR + 0.400% (Cap 7.500%, Floor 0.400%)
0.492%(c)	01/25/46	264		87,037

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust,
Series 2006-S09, Class A1
6.250%	09/25/36	40	$39,213
Series 2007-SA04, Class 3A1
4.275%(cc)	10/25/37	137	114,650
Sequoia Mortgage Trust,
Series 2004-08, Class A2, 6 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.740%)
0.937%(c)	09/20/34	112	113,925
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A2, 144A
4.223%(cc)	10/25/48	63	63,557
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	86	86,086
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	83	83,596
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
0.462%(c)	07/25/34	311	318,245
Structured Asset Mortgage Investments II Trust,
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.700%)
0.793%(c)	03/19/34	307	306,628
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-220A, Class 3A
2.342%(cc)	06/25/33	14	15,171
Series 2003-26A, Class 3A5
2.359%(cc)	09/25/33	67	69,239
Thornburg Mortgage Securities Trust,
Series 2004-03, Class A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.832%(c)	09/25/34	132	133,764
Toorak Mortgage Corp. Ltd.,
Series 2018-01, Class A1, 144A
4.336%	08/25/21	29	29,184
Verus Securitization Trust,
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100	102,056
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
0.542%(c)	09/25/35	7	6,096
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2003-AR04, Class A7
2.414%(cc)	05/25/33	103	104,781
Series 2003-S01, Class A5
5.500%	04/25/33	72	73,722
Series 2004-S03, Class 3A2
6.000%	07/25/34	129	131,389
Wells Fargo Mortgage Backed Securities Trust,
Series 2019-03, Class A1, 144A
3.500%(cc)	07/25/49	106	107,566

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $44,604,692)			45,788,029

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	$203,823
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31	760	774,275
2.550%	01/27/32	390	398,540
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30	600	587,920
3.125%	04/15/31(a)	1,788	1,749,392
4.000%	02/26/24	200	211,860
4.125%	05/15/51(a)	1,740	1,648,682
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	02/14/50(a)	890	922,826
6.625%	02/17/37	490	676,109
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	3,101	3,032,166
3.250%	04/16/30	2,630	2,718,433
3.750%	01/11/28	1,185	1,293,973
3.771%	05/24/61	1,703	1,586,881
4.280%	08/14/41	1,000	1,050,927
4.600%	02/10/48(a)	550	591,065
4.750%	04/27/32	200	228,985
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	600	612,893
4.500%	04/01/56	200	226,873
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25	1,320	1,474,308
4.550%	03/29/26	1,250	1,419,471
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50	200	209,108
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	1,900	1,933,627
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	940	1,144,435
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	920	972,304
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	10	11,656
4.975%	04/20/55	100	129,265

TOTAL SOVEREIGN BONDS (cost $26,192,854)			25,809,797

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	53	56,019
3.000%	07/01/42	8	8,415
3.000%	08/01/42	10	10,827
3.000%	08/01/42	13	14,179

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	08/01/42	64		$68,162
3.000%	10/01/42	10		10,782
3.000%	10/01/42	39		41,887
3.000%	12/01/42	13		13,477
3.000%	01/01/43	74		78,635
3.000%	02/01/43	90		95,786
3.000%	02/01/43	246		261,808
3.000%	03/01/43	581		621,919
3.000%	03/01/43	597		639,271
3.000%	06/01/43	596		634,316
3.000%	09/01/49	4,257		4,522,784
3.000%	07/01/50	1,600		1,670,749
3.000%	12/01/50	5,466		5,820,258
4.000%	01/01/32	304		331,024
4.000%	02/01/41	10		10,845
4.000%	02/01/41	14		15,780
4.000%	10/01/42	217		235,595
4.500%	08/01/48	1,774		1,941,330
5.000%	04/01/33	9		9,621
5.000%	08/01/33	1		944
5.000%	08/01/33	145		165,468
5.000%	09/01/33	—	(r)	410
5.000%	09/01/33	2		2,819
5.000%	10/01/33	—	(r)	529
5.000%	04/01/34	1		758
5.000%	11/01/34	4		4,251
5.000%	12/01/34	60		67,435
5.000%	12/01/34	132		151,594
5.000%	07/01/35	1		764
5.000%	11/01/35	1		744
5.000%	04/01/37	106		121,606
5.000%	01/01/39	23		26,784
5.000%	04/01/39	148		169,717
5.000%	07/01/39	13		14,565
5.000%	03/01/49	122		133,018
5.000%	03/01/49	712		782,090
5.000%	11/01/49	1,401		1,533,488
5.500%	01/01/33	42		47,632
5.500%	06/01/35	145		167,796
6.000%	09/01/35	74		87,891
6.000%	12/01/36	40		46,796
6.500%	05/01/25	9		9,260
6.500%	08/01/27	85		95,645
6.500%	01/01/29	28		30,615
6.500%	05/01/36	31		36,931
6.500%	09/01/36	19		22,492
6.500%	05/01/37	65		75,501
7.000%	11/01/37	164		198,645
8.000%	02/01/38	89		98,515
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.678%, Floor 2.135%)
2.344%(c)	10/01/36	30		31,517
Federal National Mortgage Assoc.
1.500%	TBA	5,375		5,439,773
2.000%	TBA	550		567,284
2.000%	TBA	81,300		82,087,595
2.000%	05/01/36	13,029		13,448,990
2.000%	06/01/36	9,478		9,783,540

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.410%	11/01/29	1,938	$2,069,952
2.500%	TBA	24,600	25,443,703
2.750%	03/01/22	201	202,891
3.000%	TBA	5,420	5,649,609
3.000%	11/01/42	18	18,982
3.000%	12/01/42	13	13,858
3.000%	12/01/42	14	15,371
3.000%	12/01/42	25	27,273
3.000%	12/01/42	33	35,608
3.000%	12/01/42	35	37,311
3.000%	12/01/42	53	57,134
3.000%	12/01/42	131	138,844
3.000%	12/01/42	545	579,519
3.000%	01/01/43	10	10,357
3.000%	01/01/43	12	12,340
3.000%	01/01/43	13	13,444
3.000%	01/01/43	13	14,316
3.000%	01/01/43	14	14,540
3.000%	01/01/43	15	15,716
3.000%	01/01/43	16	16,756
3.000%	01/01/43	16	16,915
3.000%	01/01/43	24	25,555
3.000%	01/01/43	26	27,900
3.000%	01/01/43	39	41,433
3.000%	01/01/43	52	55,441
3.000%	01/01/43	65	70,256
3.000%	01/01/43	141	151,544
3.000%	03/01/43	14	14,749
3.000%	03/01/43	18	19,396
3.000%	03/01/43	140	150,698
3.000%	03/01/43	321	345,380
3.000%	03/01/43	982	1,055,296
3.000%	04/01/43	35	37,740
3.000%	04/01/43	47	50,741
3.000%	04/01/43	80	85,410
3.000%	04/01/43	145	155,744
3.000%	04/01/43	160	172,163
3.000%	04/01/43	167	179,610
3.000%	04/01/43	1,203	1,292,888
3.000%	05/01/43	62	66,132
3.000%	05/01/43	62	66,727
3.000%	05/01/43	154	165,499
3.000%	05/01/43	299	321,315
3.000%	05/01/43	307	329,949
3.000%	05/01/43	619	664,763
3.000%	03/01/44	674	718,552
3.000%	07/01/49	617	647,785
3.000%	10/01/49	881	936,390
3.000%	07/01/50	795	831,132
3.000%	08/01/50	1,641	1,712,926
3.250%	08/01/34	972	1,102,266
3.340%	11/01/30	661	744,387
3.500%	10/01/32	622	667,846
4.000%	11/01/45	343	373,157
4.000%	03/01/46	91	98,168
4.000%	03/01/46	106	114,602
4.000%	06/01/46	121	130,193
4.000%	08/01/46	33	35,585

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	10/01/46	40		$43,701
4.000%	10/01/46	211		227,557
4.000%	12/01/47	664		725,032
4.000%	01/01/48	1,549		1,686,429
4.000%	02/01/48	422		461,851
4.000%	02/01/48	1,121		1,223,961
4.000%	06/01/48	914		994,481
4.000%	06/01/48	1,029		1,121,619
4.000%	07/01/48	311		334,888
4.000%	07/01/48	361		390,170
4.000%	07/01/48	508		552,237
4.000%	08/01/48	243		259,458
4.500%	07/01/41	121		130,610
4.500%	04/01/44	689		759,153
4.500%	12/01/44	140		153,076
4.500%	06/01/45	732		803,078
4.500%	08/01/45	59		64,163
4.500%	10/01/45	192		210,668
4.500%	11/01/45	108		117,327
4.500%	08/01/46	185		203,736
4.500%	07/01/47	1,408		1,542,925
4.500%	07/01/47	1,734		1,890,571
4.500%	11/01/47	789		864,287
4.500%	09/01/48	969		1,070,926
5.000%	06/01/23	41		43,101
5.000%	06/01/24	24		26,206
5.000%	07/01/25	77		80,040
5.000%	09/01/29	71		77,565
5.000%	02/01/35	156		171,217
5.000%	10/01/39	325		371,752
5.000%	01/01/40	817		935,810
5.000%	10/01/43	2		1,667
5.000%	05/01/44	166		184,720
5.000%	12/01/44	470		524,766
5.000%	01/01/45	402		446,240
5.000%	06/01/47	40		44,045
5.000%	05/01/48	7		8,153
5.000%	07/01/48	561		615,741
5.000%	11/01/48	4,562		5,099,654
5.000%	02/01/49	11		11,626
5.000%	02/01/49	79		85,979
5.000%	03/01/49	27		30,086
5.000%	11/01/49	140		153,145
5.000%	11/01/49	555		608,106
5.000%	12/01/49	596		653,024
5.000%	01/01/50	620		679,250
5.500%	09/01/23	5		5,264
5.500%	01/01/38	102		117,338
6.000%	08/01/21	—	(r)	394
6.000%	09/01/22	—	(r)	458
6.000%	01/01/24	33		33,874
6.000%	07/01/24	11		11,401
6.000%	04/01/28	42		47,406
6.000%	05/01/28	34		37,638
6.000%	12/01/32	209		245,918
6.000%	03/01/34	246		290,702
6.000%	04/01/34	25		27,004
6.000%	04/01/35	64		74,329

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	01/01/36	15	$17,126
6.000%	08/01/37	79	93,453
6.500%	09/01/22	8	8,169
6.500%	12/01/23	19	20,049
6.500%	09/01/28	40	45,192
6.500%	07/01/36	16	18,607
6.500%	05/01/37	12	14,327
6.500%	07/01/37	23	25,470
6.500%	10/01/38	36	41,865
6.500%	10/01/38	51	59,156
8.000%	12/01/36	346	409,423
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
2.529%(c)	09/01/37	47	48,452
Government National Mortgage Assoc.
2.500%	04/20/51	91,685	95,003,774
3.000%	07/20/49	1,244	1,302,588
3.000%	08/20/49	1,088	1,135,785
3.000%	09/20/49	2,474	2,589,682
3.000%	11/20/49	15,929	16,611,213
3.000%	06/20/51	21,810	22,909,007
4.000%	02/20/41	4	4,608
4.000%	10/20/41	1	1,118
4.000%	11/20/41	7	7,157
4.000%	04/20/42	4	3,831
4.000%	10/20/42	2	2,428
4.000%	08/20/43	35	38,034
4.000%	03/20/44	3	3,736
4.000%	05/20/44	4	4,508
4.000%	11/20/44	287	313,680
4.000%	05/20/45	30	32,664
4.000%	06/20/45	433	468,530
4.000%	07/20/45	1,388	1,506,464
4.500%	02/20/50	950	1,011,852
4.500%	03/20/50	1,658	1,763,951
4.500%	04/20/50	3,052	3,247,398
5.000%	07/15/40	136	153,395
5.000%	07/20/49	515	561,133
5.500%	11/15/32	16	17,765
5.500%	11/15/32	30	33,949
5.500%	01/15/33	22	24,597
5.500%	02/15/33	57	65,140
5.500%	03/15/33	26	30,302
5.500%	03/15/33	34	38,822
5.500%	07/15/33	24	27,323
5.500%	07/15/33	38	44,364
5.500%	08/15/33	18	20,595
5.500%	09/15/33	14	16,255
5.500%	04/15/34	35	39,934
5.500%	05/15/34	15	16,301
5.500%	09/15/34	37	43,483
5.500%	09/15/34	215	250,704
5.500%	12/15/34	255	297,124
5.500%	01/15/35	176	206,410
6.000%	08/15/36	1,011	1,202,092
6.000%	09/20/36	62	69,851
6.000%	05/20/38	6	6,356
6.000%	09/20/38	57	65,509

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	03/20/41	18	$20,270
6.500%	10/15/23	7	7,520
6.500%	01/15/33	87	102,794
6.500%	01/20/39	27	29,282
6.500%	10/20/39	92	108,030
6.500%	10/20/39	120	138,693
6.500%	12/20/40	331	386,042
7.000%	10/20/38	155	187,825
7.000%	12/20/38	55	64,608
7.500%	01/20/35	80	88,810
8.000%	05/20/32	285	317,558

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $358,855,586)			361,652,284

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bonds
1.375%	11/15/40(a)	8,747	7,857,266
1.875%	02/15/41(a)	63,410	62,092,261
1.875%	02/15/51(a)	53,170	50,735,811
2.250%	05/15/41	11,720	12,196,125
2.375%	05/15/51	8,900	9,502,141
U.S. Treasury Notes
0.125%	01/31/23(a)	10,480	10,470,584
0.125%	02/28/23(a)	57,041	56,976,383
0.125%	03/31/23(a)	21,790	21,758,507
0.125%	04/30/23(a)	39,060	38,991,340
0.125%	05/31/23	67,960	67,816,647
0.250%	03/15/24(a)	47,768	47,581,406
0.250%	05/15/24	47,010	46,760,259
0.250%	06/15/24	8,230	8,180,492
0.375%	04/15/24(a)	89,830	89,724,731
0.375%	01/31/26(a)	62,580	61,333,289
0.500%	02/28/26	14,268	14,052,865
0.750%	03/31/26	24,900	24,791,063
0.750%	04/30/26(a)	23,070	22,954,650
0.750%	05/31/26(a)	58,850	58,523,567
0.750%	01/31/28(a)	43,550	42,398,307
1.125%	02/29/28(a)	28,935	28,853,620
1.125%	02/15/31(a)	36,016	34,974,913
1.250%	03/31/28	2,470	2,480,034
1.250%	04/30/28(a)	20,940	21,011,981
1.250%	05/31/28	19,190	19,240,973
1.250%	06/30/28	9,490	9,506,311
1.375%	01/31/22(k)	45,133	45,478,550
1.625%	05/15/31(a)	10,420	10,582,813

TOTAL U.S. TREASURY OBLIGATIONS (cost $923,312,616)			926,826,889

TOTAL LONG-TERM INVESTMENTS (cost $4,414,281,122)			4,666,178,045

		Shares

SHORT-TERM INVESTMENTS — 25.5%

AFFILIATED MUTUAL FUNDS — 24.0%
PGIM Core Ultra Short Bond Fund(wa) . 421,538,181			421,538,181

		Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $798,032,605; includes $797,979,543 of cash collateral for securities on loan)(b)(wa)		798,469,929	$797,990,846

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,219,570,786)			1,219,529,027

Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 0.1%
First Abu Dhabi Bank USA NV, 3 Month LIBOR + 0.170%
0.289%(c)	12/14/21	1,600	1,601,725
Lloyds Bank Corp. Markets PLC,
0.240%	02/22/22	696	696,306
Shinhan Bank,
0.470%	11/03/21	1,003	1,003,994
Svenska Handelsbanken AB,
0.245%	03/16/22	2,453	2,454,232

TOTAL CERTIFICATES OF DEPOSIT (cost $5,752,087)			5,756,257

COMMERCIAL PAPER — 0.7%
American Electric Power Co.
0.270%(n)	11/16/21	1,472	1,470,698
AT&T, Inc.
0.352%(n)	12/14/21	1,500	1,498,706
Banco del Estado de Chile
0.412%(n)	12/02/21	986	985,215
Barclays Bank PLC
0.300%(n)	02/11/22	420	419,514
0.301%(n)	02/09/22	381	380,561
BP Capital Markets PLC
0.301%(n)	01/11/22	255	254,689
Enel Finance America LLC
0.401%(n)	10/14/21	1,100	1,099,336
0.351%(n)	02/16/22	1,600	1,597,361
ENI Finance USA, Inc.
0.452%(n)	03/04/22	500	498,930
0.334%(n)	07/06/21	1,350	1,349,856
First Abu Dhabi Bank PJSC
0.251%(n)	06/29/22	4,588	4,576,403
HSBC USA Inc.
0.351%(n)	02/25/22	2,680	2,674,283
0.311%(n)	04/01/22	1,700	1,695,702
Macquarie Bank Ltd.
0.251%(n)	05/06/22	4,500	4,492,173
NatWest Markets PLC
0.301%(n)	04/22/22	1,100	1,098,064
Norinchukin Bank
—%	12/03/21	1,570	1,571,616
Societe Generale SA
0.220%(n)	12/16/21	2,180	2,178,516
0.271%(n)	03/03/22	1,500	1,498,288
Suncor Energy, Inc.
0.200%(n)	08/12/21	250	249,953

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(continued)
Telstra Corp. Ltd.
0.281%(n)	02/07/22	3,000	$2,995,597
0.251%(n)	03/21/22	1,550	1,546,976
Waste Management, Inc.
0.240%(n)	09/10/21	2,250	2,249,199

TOTAL COMMERCIAL PAPER (cost $36,369,672)			36,381,636

U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills
0.015%	07/15/21(k)	23	23,000
0.046%	08/19/21(k)	4,296	4,295,737
0.023%	11/18/21(k)	301	300,943
0.042%	01/27/22	12,550	12,546,393
0.075%	02/24/22	5,000	4,998,424
0.059%	03/24/22	11,190	11,186,193

TOTAL U.S. TREASURY OBLIGATIONS (cost $33,349,241)			33,350,690

TOTAL SHORT-TERM INVESTMENTS (cost $1,295,041,786)			1,295,017,610

TOTAL INVESTMENTS—117.6% (cost $5,709,322,908)			5,961,195,655
Liabilities in excess of other assets(z) — (17.6)%			(891,895,691)

NET ASSETS — 100.0%			$5,069,299,964

See	the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,651,229 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $783,288,612; cash collateral of $797,979,543 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
331	2 Year U.S. Treasury Notes	Sep. 2021	$72,926,023	$(122,161)
259	20 Year U.S. Treasury Bonds	Sep. 2021	41,634,250	964,206
995	DJ U.S. Real Estate	Sep. 2021	39,491,550	(1,180,334)
798	Euro STOXX 50 Index	Sep. 2021	38,374,297	(504,842)
409	FTSE 100 Index	Sep. 2021	39,493,554	(424,865)
2,448	Mini MSCI EAFE Index	Sep. 2021	282,021,840	(6,859,467)

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,939	S&P 500 E-Mini Index	Sep. 2021	$415,779,770	$5,774,284
143	TOPIX Index	Sep. 2021	25,010,036	(162,664)

				(2,515,843)

Short Positions:
515	5 Year U.S. Treasury Notes	Sep. 2021	63,566,290	94,700
2,004	10 Year U.S. Treasury Notes	Sep. 2021	265,530,000	(680,705)
738	10 Year U.S. Ultra Treasury Notes	Sep. 2021	108,635,910	(1,406,492)
121	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	23,315,188	(936,389)
3,371	Mini MSCI Emerging Markets Index	Sep. 2021	230,037,040	558,222
448	Russell 2000 E-Mini Index	Sep. 2021	51,694,720	(43,469)
277	S&P Mid Cap 400 E-Mini Index	Sep. 2021	74,579,480	917,408

				(1,496,725)

				$(4,012,568)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/29/21	Australia and New Zealand Banking Group Ltd.	AUD	13,844	$10,784,783	$10,383,867	$—	$(400,916)
British Pound,
Expiring 07/29/21	Citibank, N.A.	GBP	730	1,013,520	1,010,327	—	(3,193)
Expiring 07/29/21	State Street Bank & Trust Company	GBP	6,334	8,813,460	8,762,081	—	(51,379)
Canadian Dollar,
Expiring 07/29/21	State Street Bank & Trust Company	CAD	20,276	16,297,766	16,356,686	58,920	—
Danish Krone,
Expiring 07/29/21	The Toronto-Dominion Bank	DKK	6,771	1,095,482	1,080,314	—	(15,168)
Euro,
Expiring 07/29/21	Merrill Lynch International	EUR	1,719	2,087,145	2,040,045	—	(47,100)
Expiring 07/29/21	Merrill Lynch International	EUR	1,518	1,850,344	1,801,341	—	(49,003)
Expiring 07/29/21	Merrill Lynch International	EUR	1,329	1,611,920	1,576,872	—	(35,048)
Expiring 07/29/21	Merrill Lynch International	EUR	754	918,864	894,883	—	(23,981)
Expiring 07/29/21	Merrill Lynch International	EUR	657	797,162	779,459	—	(17,703)
Expiring 07/29/21	Merrill Lynch International	EUR	612	744,934	725,972	—	(18,962)
Expiring 07/29/21	Merrill Lynch International	EUR	537	655,232	636,629	—	(18,603)
Expiring 07/29/21	Merrill Lynch International	EUR	505	601,955	599,117	—	(2,838)
Expiring 07/29/21	Royal Bank of Canada	EUR	852	1,017,876	1,010,849	—	(7,027)
Expiring 07/29/21	Royal Bank of Canada	EUR	609	725,476	722,618	—	(2,858)
Expiring 07/29/21	Royal Bank of Canada	EUR	604	718,152	716,320	—	(1,832)
Expiring 07/29/21	State Street Bank & Trust Company	EUR	5,518	6,662,734	6,546,923	—	(115,811)
Hong Kong Dollar,
Expiring 07/29/21	Australia and New Zealand Banking Group Ltd.	HKD	14,480	1,866,373	1,865,064	—	(1,309)
Expiring 07/29/21	State Street Bank & Trust Company	HKD	18,331	2,361,488	2,361,126	—	(362)
Japanese Yen,
Expiring 07/29/21	Merrill Lynch International	JPY	195,702	1,780,809	1,761,992	—	(18,817)
Expiring 07/29/21	Merrill Lynch International	JPY	170,100	1,554,347	1,531,484	—	(22,863)
Expiring 07/29/21	Merrill Lynch International	JPY	66,412	606,705	597,936	—	(8,769)
Expiring 07/29/21	State Street Bank & Trust Company	JPY	3,206,295	29,786,088	28,867,705	—	(918,383)
Expiring 07/29/21	State Street Bank & Trust Company	JPY	78,091	716,298	703,090	—	(13,208)
Expiring 07/29/21	The Toronto-Dominion Bank	JPY	190,936	1,725,997	1,719,081	—	(6,916)

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/29/21	Citibank, N.A.	SEK	4,795	$580,043	$560,467	$—	$(19,576)
Expiring 07/29/21	Merrill Lynch International	SEK	9,671	1,144,447	1,130,325	—	(14,122)
Expiring 07/29/21	Merrill Lynch International	SEK	9,422	1,114,810	1,101,191	—	(13,619)
Expiring 07/29/21	Merrill Lynch International	SEK	9,108	1,072,217	1,064,565	—	(7,652)
Swiss Franc,
Expiring 07/29/21	State Street Bank & Trust Company	CHF	9,178	10,073,143	9,927,402	—	(145,741)

				$110,779,570	$108,835,731	58,920	(2,002,759)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/29/21	Royal Bank of Canada	CAD	1,626	$1,343,033	$1,311,764	$31,269	$—
Expiring 07/29/21	State Street Bank & Trust Company	CAD	2,027	1,676,511	1,635,085	41,426	—
Danish Krone,
Expiring 07/29/21	State Street Bank & Trust Company	DKK	65,706	10,704,119	10,483,036	221,083	—
Expiring 07/29/21	State Street Bank & Trust Company	DKK	3,836	627,993	611,990	16,003	—
Expiring 07/29/21	The Toronto-Dominion Bank	DKK	16,465	2,633,321	2,626,834	6,487	—
Euro,
Expiring 07/29/21	State Street Bank & Trust Company	EUR	41,750	50,624,176	49,534,411	1,089,765	—
Expiring 07/29/21	State Street Bank & Trust Company	EUR	2,522	3,039,961	2,992,093	47,868	—
Expiring 07/29/21	State Street Bank & Trust Company	EUR	2,111	2,581,834	2,504,692	77,142	—
Expiring 07/29/21	State Street Bank & Trust Company	EUR	996	1,203,319	1,181,749	21,570	—
Expiring 07/29/21	The Toronto-Dominion Bank	EUR	2,297	2,774,761	2,725,364	49,397	—
Japanese Yen,
Expiring 07/29/21	Royal Bank of Canada	JPY	334,147	3,059,418	3,008,479	50,939	—
Swedish Krona,
Expiring 07/29/21	State Street Bank & Trust Company	SEK	46,235	5,522,075	5,403,992	118,083	—
Expiring 07/29/21	State Street Bank & Trust Company	SEK	10,780	1,282,331	1,259,972	22,359	—
Expiring 07/29/21	State Street Bank & Trust Company	SEK	4,920	592,229	575,050	17,179	—
Expiring 07/29/21	State Street Bank & Trust Company	SEK	4,655	546,013	544,088	1,925	—
Expiring 07/29/21	The Toronto-Dominion Bank	SEK	7,792	938,522	910,708	27,814	—
Expiring 07/29/21	The Toronto-Dominion Bank	SEK	6,470	782,069	756,155	25,914	—
Swiss Franc,
Expiring 07/29/21	Merrill Lynch International	CHF	496	538,697	536,172	2,525	—
Expiring 07/29/21	State Street Bank & Trust Company	CHF	1,105	1,209,152	1,194,664	14,488	—

				$91,679,534	$89,796,298	1,883,236	—

						$1,942,156	$(2,002,759)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110	%(Q)	190	$2,152	$—	$2,152	Barclays Bank PLC
ABX.HE.AAA	05/25/46	0.110	%(Q)	170	1,925	—	1,925	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110	%(Q)	150	1,699	—	1,699	Bank of America, N.A.
ABX.HE.AAA	05/25/46	0.110	%(Q)	90	1,019	—	1,019	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110	%(M)	70	793	—	793	Bank of America, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.BBB-	02/17/51	5.000	%(M)	350	$61	$—	$61	Citibank, N.A.
IOS.FN30.400.11	01/12/42	4.000	%(M)	490	(242)	—	(242)	Bank of America, N.A.
IOS.FN30.400.11	01/12/42	4.000	%(M)	450	(897)	—	(897)	Bank of America, N.A.
IOS.FN30.400.11	01/12/42	4.000	%(M)	440	(877)	—	(877)	Citibank, N.A.
IOS.FN30.400.11	01/12/42	4.000	%(S)	440	(877)	—	(877)	Citibank, N.A.
IOS.FN30.500.10	01/12/41	5.000	%(S)	580	547	—	547	Citibank, N.A.
IOS.FN30.500.10	01/12/41	5.000	%(S)	580	547	—	547	Citibank, N.A.

					$5,850	$—	$5,850

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$8,743	$(2,893)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$436,000	$46,701,350

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,155,178,596	$545,780,937	$757,007
Preferred Stocks	—	10,119,836	805,180
Rights	—	—	14,541
Warrants	—	399,023	8,766
Asset-Backed Securities
Automobiles	—	14,627,568	—
Collateralized Debt Obligations	—	6,909,773	—
Home Equity Loans	—	2,788,632	—
Other	—	1,796,070	—
Residential Mortgage-Backed Securities	—	6,342,541	—
Student Loans	—	4,137,275	—
Bank Loans	—	1,140,713	65,092
Certificates of Deposit	—	2,880,671	—
Commercial Mortgage-Backed Securities	—	24,195,196	—
Corporate Bonds	—	1,516,369,407	643
Municipal Bonds	—	11,783,579	—
Residential Mortgage-Backed Securities	—	45,788,029	—
Sovereign Bonds	—	25,809,797	—
U.S. Government Agency Obligations	—	361,652,284	—
U.S. Treasury Obligations	—	926,826,889	—
Short-Term Investments
Affiliated Mutual Funds	1,219,529,027	—	—
Certificates of Deposit	—	5,756,257	—
Commercial Paper	—	36,381,636	—
U.S. Treasury Obligations	—	33,350,690	—

Total	$2,374,707,623	$3,584,836,803	$1,651,229

Other Financial Instruments*
Assets
Futures Contracts	$8,308,820	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,942,156	—
OTC Credit Default Swap Agreements	—	8,743	—

Total	$8,308,820	$1,950,899	$—

Liabilities
Futures Contracts	$(12,321,388)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,002,759)	—
OTC Credit Default Swap Agreements	—	(2,893)	—

Total	$(12,321,388)	$(2,005,652)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (15.7% represents investments purchased with collateral from securities on loan)	24.0%
U.S. Treasury Obligations	19.0

Banks	11.8%
U.S. Government Agency Obligations	7.2
Electric	2.5

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Insurance	2.3%
Pharmaceuticals	2.2
Semiconductors & Semiconductor Equipment	2.0
Software	1.9
Media	1.6
Beverages	1.4
Diversified Financial Services	1.3
Telecommunications	1.3
Pipelines	1.3
Interactive Media & Services	1.3
Machinery	1.2
Capital Markets	1.2
Internet & Direct Marketing Retail	1.1
Biotechnology	1.1
Oil & Gas	1.1
Technology Hardware, Storage & Peripherals	1.1
Oil, Gas & Consumable Fuels	1.0
Residential Mortgage-Backed Securities	1.0
Auto Manufacturers	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Chemicals	1.0
Aerospace & Defense	0.9
Real Estate Investment Trusts (REITs)	0.8
IT Services	0.8
Electric Utilities	0.8
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Automobiles	0.7
Commercial Paper	0.7
Health Care Providers & Services	0.7
Retail	0.6
Hotels, Restaurants & Leisure	0.6
Healthcare-Services	0.6
Health Care Equipment & Supplies	0.6
Foods	0.5
Sovereign Bonds	0.5
Household Durables	0.5
Mining	0.5
Semiconductors	0.5
Electrical Equipment	0.5
Commercial Mortgage-Backed Securities	0.5
Food Products	0.5
Road & Rail	0.5
Entertainment	0.5
Metals & Mining	0.4
Computers	0.4
Professional Services	0.4
Building Products	0.4
Home Builders	0.4
Electronic Equipment, Instruments & Components	0.3
Transportation	0.3
Construction & Engineering	0.3
Agriculture	0.3
Gas	0.3
Consumer Finance	0.3
Life Sciences Tools & Services	0.3
Household Products	0.3
Food & Staples Retailing	0.3

Containers & Packaging	0.3%
Diversified Telecommunication Services	0.3
Commercial Services	0.3
Airlines	0.3
Internet	0.2
Municipal Bonds	0.2
Construction Materials	0.2
Machinery-Construction & Mining	0.2
Iron/Steel	0.2
Household Products/Wares	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Air Freight & Logistics	0.2
Certificates of Deposit	0.2
Commercial Services & Supplies	0.2
Trading Companies & Distributors	0.2
Savings & Loans	0.2
Multiline Retail	0.1
Collateralized Debt Obligations	0.1
Industrial Conglomerates	0.1
Communications Equipment	0.1
Miscellaneous Manufacturing	0.1
Real Estate Management & Development	0.1
Engineering & Construction	0.1
Electronics	0.1
Environmental Control	0.1
Distributors	0.1
Student Loans	0.1
Thrifts & Mortgage Finance	0.1
Packaging & Containers	0.1
Lodging	0.1
Investment Companies	0.1
Tobacco	0.1
Diversified Consumer Services	0.1
Home Equity Loans	0.1
Office/Business Equipment	0.1
Healthcare-Products	0.1
Gas Utilities	0.0	*
Multi-Utilities	0.0	*
Machinery-Diversified	0.0	*
Toys/Games/Hobbies	0.0	*
Cosmetics/Personal Care	0.0	*
Home Furnishings	0.0	*
Housewares	0.0	*
Advertising	0.0	*
Other	0.0	*
Leisure Products	0.0	*
Holding Companies-Diversified	0.0	*
Transportation Infrastructure	0.0	*
Trucking & Leasing	0.0	*
Health Care Technology	0.0	*
Paper & Forest Products	0.0	*
Auto Components	0.0	*
Oil & Gas Services	0.0	*
Building Materials	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

117.6%
Liabilities in excess of other assets	(17.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$8,743		Unrealized depreciation on OTC swap agreements	$2,893
Equity contracts	Due from/to broker-variation margin futures	7,249,914	*	Due from/to broker-variation margin futures	9,175,641	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,942,156		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,002,759
Interest rate contracts	Due from/to broker-variation margin futures	1,058,906	*	Due from/to broker-variation margin futures	3,145,747	*

		$10,259,719			$14,327,040

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(3,718)
Equity contracts	57,937,399	—	—
Foreign exchange contracts	—	52,913	—
Interest rate contracts	(16,604,528)	—	—

Total	$41,332,871	$52,913	$(3,718)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(11,059)
Equity contracts	(7,086,267)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$458,511	$—
Interest rate contracts	(1,337,194)	—	—

Total	$(8,423,461)	$458,511	$(11,059)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$692,485,164	$383,022,975	$137,067,223

Forward Foreign Currency Exchange Contracts—Sold(2)	Cross Currency Exchange Contracts(3)	Credit Default Swap Agreements— Buy Protection(1)
$130,630,841	$15,245,142	$4,000,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$783,288,612	$(783,288,612)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Australia and New Zealand Banking Group Ltd.	$—	$(402,225)	$(402,225)	$—	$(402,225)
Bank of America, N.A.	2,492	(1,139)	1,353	—	1,353
Barclays Bank PLC	2,152	—	2,152	—	2,152
Citibank, N.A.	1,155	(24,523)	(23,368)	—	(23,368)
Credit Suisse International	2,944	—	2,944	—	2,944
Merrill Lynch International	2,525	(299,080)	(296,555)	—	(296,555)
Royal Bank of Canada	82,208	(11,717)	70,491	—	70,491
State Street Bank & Trust Company	1,747,811	(1,244,884)	502,927	—	502,927

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
The Toronto-Dominion Bank	$109,612	$(22,084)	$87,528	$—	$87,528

	$1,950,899	$(2,005,652)	$(54,753)	$—	$(54,753)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $783,288,612:
Unaffiliated investments (cost $4,489,752,122)	$4,741,666,628
Affiliated investments (cost $1,219,570,786)	1,219,529,027
Cash	2,347,686
Foreign currency, at value (cost $97,112)	96,592
Receivable for investments sold	39,159,559
Dividends and interest receivable	16,681,186
Tax reclaim receivable	3,396,910
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,942,156
Receivable for Portfolio shares sold	806,441
Deposit with broker for centrally cleared/exchange-traded derivatives	436,000
Unrealized appreciation on OTC swap agreements	8,743
Receivable from affiliate	6,108
Prepaid expenses and other assets	124,500

Total Assets	6,026,201,536

LIABILITIES
Payable to broker for collateral for securities on loan	797,979,543
Payable for investments purchased	152,687,439
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,002,759
Management fee payable	1,364,992
Payable to affiliate	1,194,574
Accrued expenses and other liabilities	599,053
Payable for Portfolio shares purchased	476,639
Due to broker-variation margin futures	384,776
Distribution fee payable	208,471
Unrealized depreciation on OTC swap agreements	2,893
Affiliated transfer agent fee payable	433

Total Liabilities	956,901,572

NET ASSETS	$5,069,299,964

Net assets were comprised of:
Partners’ Equity	$5,069,299,964

Net asset value and redemption price per share, $5,069,299,964 / 208,736,802 outstanding shares of beneficial interest	$24.29

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$22,555,131
Unaffiliated dividend income (net of $1,107,732 foreign withholding tax, of which $82,425 is reimbursable by an affiliate)	13,549,256
Affiliated dividend income	450,607
Income from securities lending, net (including affiliated income of $148,880)	207,745

Total income	36,762,739

EXPENSES
Management fee	16,214,048
Distribution fee	5,330,431
Custodian and accounting fees	342,554
Audit fee	38,771
Trustees’ fees	29,921
Legal fees and expenses	12,886
Shareholders’ reports	8,407
Transfer agent’s fees and expenses (including affiliated expense of $1,711)	3,611
Miscellaneous	48,063

Total expenses	22,028,692
Less: Fee waiver and/or expense reimbursement	(2,262,044)

Net expenses	19,766,648

NET INVESTMENT INCOME (LOSS)	16,996,091

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(54,443)) (net of foreign capital gains taxes $(76,356))	354,117,208
Futures transactions	41,332,871
Forward and cross currency contract transactions	52,913
Swap agreements transactions	(3,718)
Foreign currency transactions	1,538,744

397,038,018

Net change in unrealized appreciation
(depreciation) on:
Investments (including affiliated of $(23,918))	(236,423,132)
Futures	(8,423,461)
Forward and cross currency contracts	458,511
Swap agreements	(11,059)
Foreign currencies	(69,706)

(244,468,847)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	152,569,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,565,262

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,996,091	$23,156,571
Net realized gain (loss) on investment and foreign currency transactions	397,038,018	95,270,051
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(244,468,847)	94,884,611

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	169,565,262	213,311,233

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [265,154 and 44,163,073 shares, respectively]	6,310,324	829,472,168
Portfolio shares issued in merger [120,759,358 and 0 shares, respectively].	2,868,034,747	—
Portfolio shares purchased [11,033,445 and 55,450,650 shares, respectively]	(261,091,447)	(1,044,537,020)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	2,613,253,624	(215,064,852)

TOTAL INCREASE (DECREASE)	2,782,818,886	(1,753,619)
NET ASSETS:
Beginning of period	2,286,481,078	2,288,234,697

End of period.	$5,069,299,964	$2,286,481,078

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.0%
COMMON STOCKS — 75.6%
Aerospace & Defense — 1.0%
AeroVironment, Inc.*	3,000	$300,450
Airbus SE (France)*	53,594	6,911,084
Astrotech Corp.*	7,086	9,424
Axon Enterprise, Inc.*	3,600	636,480
CAE, Inc. (Canada)*	17,900	551,325
Dassault Aviation SA (France)	4,562	5,386,578
HEICO Corp. (Class A Stock)	4,574	567,999
Hexcel Corp.*(a)	9,910	618,384
Howmet Aerospace, Inc.*	48,656	1,677,172
Leonardo SpA (Italy)*	190,783	1,547,666
Meggitt PLC (United Kingdom)*	256,851	1,645,603
Mercury Systems, Inc.*	3,500	231,980
Montana Aerospace AG (Germany), 144A*	19,762	838,219
Northrop Grumman Corp.	8,760	3,183,647
Rolls-Royce Holdings PLC (United Kingdom)*	1,657,069	2,290,128
Spirit AeroSystems Holdings, Inc. (Class A Stock)	17,800	839,982
Thales SA (France)	97,581	9,966,467

		37,202,588

Air Freight & Logistics — 0.5%
FedEx Corp.	15,347	4,578,470
United Parcel Service, Inc. (Class B Stock)	54,576	11,350,171
XPO Logistics, Inc.*	5,400	755,406

		16,684,047

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)*	830,230	300,716
JetBlue Airways Corp.*	39,200	657,776
Southwest Airlines Co.*	40,974	2,175,310
Spirit Airlines, Inc.*	6,500	197,860

		3,331,662

Auto Components — 0.5%
Aptiv PLC*	2,110	331,966
Autoliv, Inc. (Sweden)(a)	8,930	872,997
Bridgestone Corp. (Japan)	43,300	1,975,008
CIE Automotive SA (Spain)	13,298	394,010
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	41,446	358,265
Gentex Corp.	15,162	501,711
Kendrion NV (Netherlands)	6,623	181,061
Lear Corp.	3,560	623,997
Magna International, Inc. (Canada)	39,352	3,645,569
Musashi Seimitsu Industry Co. Ltd. (Japan)	36,100	804,984
NGK Spark Plug Co. Ltd. (Japan)	19,800	293,935
Nifco, Inc. (Japan)	13,000	490,258
Nippon Seiki Co. Ltd. (Japan)	27,100	288,803
Stanley Electric Co. Ltd. (Japan)	138,400	4,004,646
Tenneco, Inc. (Class A Stock)*	37,700	728,364
Toyo Tire Corp. (Japan)	35,500	752,694
Valeo SA (France)	35,342	1,065,257

	Shares	Value
COMMON STOCKS (continued)
Auto Components (cont’d.)
Veoneer, Inc. (Sweden)*(a)	19,730	$454,777

		17,768,302

Automobiles — 0.6%
Daimler AG (Germany)	36,673	3,279,428
General Motors Co.*	72,190	4,271,482
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	886,000	797,234
Knaus Tabbert AG (Germany)	5,978	460,033
Maruti Suzuki India Ltd. (India)	17,078	1,732,410
Stellantis NV	127,477	2,512,169
Suzuki Motor Corp. (Japan)	34,600	1,463,112
Toyota Motor Corp. (Japan)	70,400	6,150,401

		20,666,269

Banks — 3.9%
Axis Bank Ltd. (India)*	318,255	3,212,806
Banco Bilbao Vizcaya Argentaria SA (Spain)*	395,112	2,452,733
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	4,277,331	685,693
Bank Central Asia Tbk PT (Indonesia)	1,503,000	3,129,274
Bank of America Corp.	576,460	23,767,446
BankUnited, Inc.	17,800	759,882
BAWAG Group AG (Austria), 144A*	76,694	4,107,190
BNP Paribas SA (France)	72,260	4,528,511
Boston Private Financial Holdings, Inc.	41,425	611,019
Capitec Bank Holdings Ltd. (South Africa)	15,985	1,886,947
Citigroup, Inc.	23,249	1,644,867
County Bancorp, Inc.(a)	5,100	173,196
Eagle Bancorp, Inc.	9,630	540,050
East West Bancorp, Inc.	37,203	2,667,083
Erste Group Bank AG (Austria)	144,338	5,314,839
FinecoBank Banca Fineco SpA (Italy)*	54,753	956,043
First Business Financial Services, Inc.	18,288	495,056
First Citizens BancShares, Inc. (Class A Stock)(a)	720	599,573
First Internet Bancorp	3,928	121,689
Fukuoka Financial Group, Inc. (Japan)	21,800	382,708
Hilltop Holdings, Inc.	18,500	673,400
Home BancShares, Inc.	29,180	720,162
HSBC Holdings PLC (United Kingdom)	258,380	1,491,496
ICICI Bank Ltd. (India), ADR*(a)	106,433	1,820,004
ING Groep NV (Netherlands)	519,402	6,892,713
JPMorgan Chase & Co.	91,267	14,195,669
KBC Group NV (Belgium)	30,076	2,291,081
Kotak Mahindra Bank Ltd. (India)*	42,636	981,100
Lloyds Banking Group PLC (United Kingdom)	4,614,680	2,991,921
Mitsubishi UFJ Financial Group, Inc. (Japan)	627,000	3,384,575
National Bank of Canada (Canada)	33,221	2,486,215
OTP Bank Nyrt (Hungary)*	21,976	1,183,825
Pacific Premier Bancorp, Inc.	4,296	181,678
Park National Corp.(a)	4,388	515,239
Pinnacle Financial Partners, Inc.	10,186	899,322
PNC Financial Services Group, Inc. (The)	17,927	3,419,755

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Renasant Corp.(a)	14,730	$589,200
Sberbank of Russia PJSC (Russia), ADR	107,139	1,781,737
Seacoast Banking Corp. of Florida	20,300	693,245
Signature Bank	4,519	1,110,092
South State Corp.	9,690	792,254
Sterling Bancorp	27,938	692,583
Swedbank AB (Sweden) (Class A Stock)	302,416	5,631,719
United Overseas Bank Ltd. (Singapore)	159,400	3,072,739
Van Lanschot Kempen NV (Netherlands)	14,376	366,478
Webster Financial Corp.	15,502	826,877
Wells Fargo & Co.	510,548	23,122,719
WesBanco, Inc.	17,433	621,138
Western Alliance Bancorp	10,361	962,019

		142,427,560

Beverages — 0.6%
Asahi Group Holdings Ltd. (Japan)	54,500	2,545,385
Beijing Shunxin Agriculture Co. Ltd. (China) (Class A Stock)	56,000	363,865
Boston Beer Co., Inc. (The) (Class A Stock)*	293	299,094
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	17,000	265,898
Coca-Cola Co. (The)	89,693	4,853,288
Coca-Cola Consolidated, Inc.(a)	670	269,427
Diageo PLC (United Kingdom)	27,461	1,321,633
Keurig Dr. Pepper, Inc.	21,484	757,096
Kirin Holdings Co. Ltd. (Japan)	107,800	2,100,639
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	6,667	2,121,598
National Beverage Corp.	1,420	67,067
PepsiCo, Inc.	37,188	5,510,146
Treasury Wine Estates Ltd. (Australia)	191,971	1,682,634
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)*	74,000	796,754

		22,954,524

Biotechnology — 1.2%
AbbVie, Inc.	117,199	13,201,295
Abcam PLC (United Kingdom)*	63,896	1,224,425
ACADIA Pharmaceuticals, Inc.*(a)	5,000	121,950
Acceleron Pharma, Inc.*	4,870	611,136
AIM ImmunoTech, Inc.*(a)	116,800	251,120
Alexion Pharmaceuticals, Inc.*	7,973	1,464,720
Alkermes PLC*	22,760	558,075
Alnylam Pharmaceuticals, Inc.*	4,880	827,258
Apellis Pharmaceuticals, Inc.*	2,225	140,620
Argenx SE (Netherlands), ADR*(a)	3,597	1,082,949
Arrowhead Pharmaceuticals, Inc.*	1,700	140,794
BioMarin Pharmaceutical, Inc.*	6,855	571,981
Blueprint Medicines Corp.*	6,850	602,526
Bridgebio Pharma, Inc.*	1,400	85,344
Clovis Oncology, Inc.*(a)	16,500	95,700
Denali Therapeutics, Inc.*(a)	4,200	329,448
Exact Sciences Corp.*	8,584	1,067,077
Exelixis, Inc.*	16,100	293,342

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Fate Therapeutics, Inc.*	3,800	$329,802
FibroGen, Inc.*(a)	15,200	404,776
Genmab A/S (Denmark)*	2,824	1,152,307
Genprex, Inc.*(a)	22,300	74,705
Genus PLC (United Kingdom)	14,752	1,015,707
Global Blood Therapeutics, Inc.*	3,758	131,605
Harpoon Therapeutics, Inc.*	13,200	183,084
Horizon Therapeutics PLC*	6,500	608,660
IGM Biosciences, Inc.*	245	20,384
I-Mab (China), ADR*	627	52,637
Incyte Corp.*	6,946	584,367
Inovio Pharmaceuticals, Inc.*(a)	12,500	115,875
Insmed, Inc.*	15,400	438,284
Intellia Therapeutics, Inc.*	2,200	356,202
Invitae Corp.*(a)	7,100	239,483
Ionis Pharmaceuticals, Inc.*(a)	10,079	402,051
Iovance Biotherapeutics, Inc.*	9,400	244,588
Kodiak Sciences, Inc.*(a)	1,434	133,362
Mirati Therapeutics, Inc.*	3,600	581,508
Moderna, Inc.*	20,953	4,923,536
MorphoSys AG (Germany)*	16,847	1,308,345
Neurocrine Biosciences, Inc.*	6,028	586,645
Novavax, Inc.*	2,100	445,851
Radius Health, Inc.*	9,000	164,160
Sage Therapeutics, Inc.*	5,070	288,027
Sarepta Therapeutics, Inc.*(a)	3,400	264,316
Scholar Rock Holding Corp.*(a)	3,606	104,213
Seagen, Inc.*	5,503	868,814
TG Therapeutics, Inc.*	3,300	128,007
Translate Bio, Inc.*(a)	15,200	418,608
Turning Point Therapeutics, Inc.*	1,800	140,436
Twist Bioscience Corp.*	900	119,925
Ultragenyx Pharmaceutical, Inc.*	14,750	1,406,412
United Therapeutics Corp.*	3,955	709,567
Vertex Pharmaceuticals, Inc.*	319	64,320
Xencor, Inc.*	4,310	148,652

		41,828,981

Building Products — 0.3%
American Woodmark Corp.*	4,340	354,535
Apogee Enterprises, Inc.	10,990	447,623
Armstrong World Industries, Inc.	2,300	246,698
Assa Abloy AB (Sweden) (Class B Stock)	52,460	1,583,646
Astral Ltd. (India)	25,948	697,959
Blue Star Ltd. (India)*	29,504	325,386
Carel Industries SpA (Italy), 144A	49,299	1,201,990
Cornerstone Building Brands, Inc.*	14,412	262,010
DIRTT Environmental Solutions (Canada)*(a)	90,823	391,251
Genuit Group PLC (United Kingdom)	80,112	682,346
Gibraltar Industries, Inc.*	1,709	130,414
Nitto Boseki Co. Ltd. (Japan)(a)	8,100	249,859
Sanwa Holdings Corp. (Japan)	55,100	676,351
Simpson Manufacturing Co., Inc.	7,000	773,080
Trex Co., Inc.*	9,960	1,018,011

		9,041,159

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets — 3.1%
AJ Bell PLC (United Kingdom)	79,469	$479,703
Apollo Global Management, Inc.	45,616	2,837,315
Ashford, Inc.*	2,410	54,755
Avanza Bank Holding AB (Sweden)	26,915	841,205
Blackstone Group, Inc. (The)	26,800	2,603,352
Blucora, Inc.*	21,700	375,627
Charles Schwab Corp. (The)	300,009	21,843,655
CME Group, Inc.	18,755	3,988,813
Deutsche Boerse AG (Germany)	20,973	3,665,233
Draper Esprit PLC (United Kingdom)*	122,339	1,537,491
EQT AB (Sweden)	10,837	394,449
FactSet Research Systems, Inc.	2,278	764,520
flatexDEGIRO AG (Germany)*	6,886	931,424
Goldman Sachs Group, Inc. (The)	26,528	10,068,172
Greenhill & Co., Inc.	14,848	231,035
Hargreaves Lansdown PLC (United Kingdom)	26,133	576,309
Intermediate Capital Group PLC (United Kingdom)	53,859	1,586,426
Investec PLC (South Africa)	198,558	798,632
IP Group PLC (United Kingdom)	117,719	191,817
Julius Baer Group Ltd. (Switzerland)	70,482	4,612,140
KKR & Co., Inc.	19,494	1,154,825
London Stock Exchange Group PLC (United Kingdom)	64,259	7,089,526
LPL Financial Holdings, Inc.	2,500	337,450
Morgan Stanley	317,416	29,103,873
MSCI, Inc.	791	421,666
Ninety One PLC (United Kingdom)	45,615	140,281
S&P Global, Inc.	14,152	5,808,689
Tikehau Capital SCA (France)	18,182	576,031
TMX Group Ltd. (Canada)	38,031	4,017,247
Tradeweb Markets, Inc. (Class A Stock)	5,474	462,882
UBS Group AG (Switzerland)	189,549	2,902,668
Virtus Investment Partners, Inc.	2,760	766,645
XP, Inc. (Brazil) (Class A Stock)*	50,020	2,178,371

		113,342,227

Chemicals — 1.9%
Air Liquide SA (France)(a)	16,217	2,845,273
Air Products & Chemicals, Inc.	9,002	2,589,695
Akzo Nobel NV (Netherlands)	58,825	7,280,655
Amyris, Inc.*(a)	21,700	355,229
BASF SE (Germany)	28,209	2,228,012
Chr Hansen Holding A/S (Denmark)	12,251	1,106,252
Covestro AG (Germany), 144A	33,771	2,188,272
Croda International PLC (United Kingdom)	8,607	882,467
Denka Co. Ltd. (Japan)	7,100	236,713
DIC Corp. (Japan)	70,000	1,770,692
Eastman Chemical Co.	9,887	1,154,307
Ecolab, Inc.	2,029	417,913
GCP Applied Technologies, Inc.*	17,965	417,866
Huntsman Corp.	28,493	755,634
Incitec Pivot Ltd. (Australia)	794,063	1,423,339
International Flavors & Fragrances, Inc.	16,462	2,459,423
Kansai Paint Co. Ltd. (Japan)	37,100	945,449
Koninklijke DSM NV (Netherlands)	12,834	2,398,568
Kraton Corp.*	11,900	384,251

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Linde PLC (United Kingdom) (NYSE)	49,631	$14,348,322
Linde PLC (United Kingdom) (BATE)	12,370	3,584,640
Nippon Shokubai Co. Ltd. (Japan)	23,400	1,126,209
Nippon Soda Co. Ltd. (Japan)	11,500	333,232
NOF Corp. (Japan)	10,800	563,064
PPG Industries, Inc.	34,334	5,828,883
Quaker Chemical Corp.	660	156,545
RPM International, Inc.	31,411	2,785,528
Sakata INX Corp. (Japan)	39,100	355,091
Sherwin-Williams Co. (The)	23,632	6,438,538
Sumitomo Seika Chemicals Co. Ltd. (Japan)	7,000	226,876
Tronox Holdings PLC (Class A Stock)	24,300	544,320
Valvoline, Inc.	26,387	856,522
Victrex PLC (United Kingdom)	24,580	867,594
W.R. Grace & Co.	7,477	516,810

		70,372,184

Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.	63,502	136,529
Beijing Enterprises Urban Resources Group Ltd. (China)*	668,000	86,059
Brady Corp. (Class A Stock)	2,700	151,308
Cintas Corp.	4,453	1,701,046
Clean Harbors, Inc.*	9,164	853,535
Copart, Inc.*	1,637	215,806
Country Garden Services Holdings Co. Ltd. (China)	175,000	1,893,432
Covanta Holding Corp.	25,300	445,533
Deluxe Corp.	8,000	382,160
Downer EDI Ltd. (Australia)	505,521	2,129,996
Greentown Service Group Co. Ltd. (China)	270,000	419,684
HomeServe PLC (United Kingdom)	21,711	288,208
IAA, Inc.*	9,011	491,460
KAR Auction Services, Inc.*	18,611	326,623
Legalzoom.com, Inc.*	1,269	48,031
Republic Services, Inc.	304	33,443
SPIE SA (France)	29,980	691,814
Stericycle, Inc.*	7,100	508,005
Waste Connections, Inc.	66,304	7,918,687

		18,721,359

Communications Equipment — 0.1%
CommScope Holding Co., Inc.*	25,300	539,143
Lumentum Holdings, Inc.*	6,227	510,801
Viavi Solutions, Inc.*	31,287	552,528
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	52,800	314,665

		1,917,137

Construction & Engineering — 0.1%
Arcosa, Inc.	10,600	622,644
JGC Holdings Corp. (Japan)	95,800	894,848
Maeda Corp. (Japan)	82,300	713,287
MasTec, Inc.*	8,200	870,020

		3,100,799

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	20,240	$1,738,155
Martin Marietta Materials, Inc.	3,249	1,143,031
Taiheiyo Cement Corp. (Japan)	59,200	1,297,444
Vulcan Materials Co.	2,492	433,782

		4,612,412

Consumer Finance — 0.2%
Aiful Corp. (Japan)	160,100	552,601
Ally Financial, Inc.	6,150	306,516
American Express Co.	12,633	2,087,351
CreditAccess Grameen Ltd. (India)*	24,016	243,496
Funding Circle Holdings PLC (United Kingdom), 144A*	261,875	551,930
LendingTree, Inc.*	180	38,138
PROG Holdings, Inc.	3,057	147,133
Shriram Transport Finance Co. Ltd. (India)	117,099	2,124,935
SLM Corp.	33,985	711,646

		6,763,746

Containers & Packaging — 1.4%
Amcor PLC, CDI	363,429	4,153,497
Avery Dennison Corp.	33,796	7,105,271
Ball Corp.	57,408	4,651,196
Crown Holdings, Inc.	6,300	643,923
Graphic Packaging Holding Co.	39,500	716,530
Huhtamaki OYJ (Finland)	8,994	426,554
International Paper Co.	179,729	11,019,185
Mayr Melnhof Karton AG (Austria)	2,433	519,007
O-I Glass, Inc.*	33,800	551,954
Packaging Corp. of America	44,222	5,988,543
Sealed Air Corp.	45,947	2,722,360
Sonoco Products Co.	8,800	588,720
Westrock Co.	218,813	11,645,228

		50,731,968

Distributors — 0.0%
Core-Mark Holding Co., Inc.	10,200	459,102
PALTAC Corp. (Japan)	7,600	393,830

		852,932

Diversified Consumer Services — 0.2%
2U, Inc.*(a)	11,400	475,038
Benesse Holdings, Inc. (Japan)	38,700	962,855
Bright Horizons Family Solutions, Inc.*	11,437	1,682,497
frontdoor, Inc.*	1,050	52,311
Graham Holdings Co. (Class B Stock)	580	367,662
Hope Education Group Co. Ltd. (China), 144A	2,526,000	609,042
IDP Education Ltd. (Australia)	35,710	659,009
Service Corp. International	7,030	376,738
Terminix Global Holdings, Inc.*	12,100	577,291

		5,762,443

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	263,468	2,564,508
Equitable Holdings, Inc.	219,555	6,685,450
Hypoport SE (Germany)*	1,092	565,872

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan)	187,900	$3,173,475
Syncona Ltd.*	134,281	387,345
Voya Financial, Inc.(a)	13,650	839,475

		14,216,125

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	14,594	420,015
ATN International, Inc.	6,070	276,124
Helios Towers PLC (Tanzania)*	315,713	720,517
Indus Towers Ltd. (India)	358,866	1,158,139
KT Corp. (South Korea)	12,578	355,453
KT Corp. (South Korea), ADR(a)	113,824	1,587,845
Liberty Global PLC (United Kingdom) (Class C Stock)*	11,767	318,180
Liberty Latin America Ltd. (Chile) (Class A Stock)*	16,092	223,035
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	10,151	143,129
Nippon Telegraph & Telephone Corp. (Japan)	386,900	10,068,074
Orange SA (France)(a)	108,948	1,244,071
Sarana Menara Nusantara Tbk PT (Indonesia)	28,452,700	2,435,026
Telefonica Deutschland Holding AG (Germany)	357,667	945,508
V-Cube, Inc. (Japan)(a)	20,900	461,477

		20,356,593

Electric Utilities — 0.8%
American Electric Power Co., Inc.	22,704	1,920,531
EDP - Energias do Brasil SA (Brazil)	352,246	1,257,769
Electricite de France SA (France)	152,894	2,092,804
Evergy, Inc.	20,536	1,240,990
Eversource Energy	18,352	1,472,565
Iberdrola SA (Spain)	300,183	3,659,778
IDACORP, Inc.	1,996	194,610
NextEra Energy, Inc.	167,054	12,241,717
OGE Energy Corp.	12,168	409,453
PG&E Corp.*	14,800	150,516
Southern Co. (The)	65,993	3,993,236
Spark Energy, Inc. (Class A Stock)(a)	30,900	350,097

		28,984,066

Electrical Equipment — 0.6%
Generac Holdings, Inc.*	1,945	807,467
Hongfa Technology Co. Ltd. (China) (Class A Stock)	57,500	557,976
Hubbell, Inc.	22,268	4,160,553
Idec Corp. (Japan)(a)	16,200	306,075
Mabuchi Motor Co. Ltd. (Japan)	9,900	373,815
Mitsubishi Electric Corp. (Japan)	188,100	2,727,341
NARI Technology Co. Ltd. (China) (Class A Stock)	420,480	1,512,093
Plug Power, Inc.*(a)	21,514	735,564
Polycab India Ltd. (India)*	26,801	714,786
Prysmian SpA (Italy)	56,348	2,027,265
Rockwell Automation, Inc.	5,080	1,452,981
Schneider Electric SE	9,519	1,499,705

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	109,600	$529,218
Shoals Technologies Group, Inc. (Class A Stock)*	7,270	258,085
Signify NV (Netherlands), 144A	30,732	1,948,538
Sunrun, Inc.*(a)	4,900	273,322
Thermon Group Holdings, Inc.*	13,945	237,623
TPI Composites, Inc.*(a)	9,400	455,148

		20,577,555

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	43,375	2,967,284
Avnet, Inc.	18,160	727,853
Barco NV (Belgium)	12,187	334,123
Cognex Corp.	11,076	930,938
Coherent, Inc.*	2,580	681,997
Daiwabo Holdings Co. Ltd. (Japan)	39,700	681,290
Horiba Ltd. (Japan)	6,900	447,215
Itron, Inc.*	5,900	589,882
Murata Manufacturing Co. Ltd. (Japan)	36,000	2,738,119
National Instruments Corp.	7,308	308,982
Nippon Ceramic Co. Ltd. (Japan)	10,300	270,631
Renishaw PLC (United Kingdom)	10,288	705,211
Sensirion Holding AG (Switzerland), 144A*	7,205	578,055
Shimadzu Corp. (Japan)	36,300	1,403,901
Taiyo Yuden Co. Ltd. (Japan)(a)	9,000	444,400
TE Connectivity Ltd.	28,889	3,906,082

		17,715,963

Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*	6,720	227,337
Helmerich & Payne, Inc.	14,800	482,924
Modec, Inc. (Japan)	28,400	528,150
Natural Gas Services Group, Inc.*	21,188	217,813
Oceaneering International, Inc.*	26,489	412,434
TechnipFMC PLC (United Kingdom)*	26,136	236,531
Tenaris SA, ADR(a)	78,555	1,720,354
Worley Ltd. (Australia)	125,369	1,127,394

		4,952,937

Entertainment — 1.3%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	7,053	399,764
CTS Eventim AG & Co. KGaA (Germany)*	17,665	1,105,886
Frontier Developments PLC (United Kingdom)*	11,729	379,754
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	9,401	400,765
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	52,919	2,551,225
Live Nation Entertainment, Inc.*(a)	52,269	4,578,242
Netflix, Inc.*	17,285	9,130,110
ROBLOX Corp. (Class A Stock)*	1,381	124,262
Roku, Inc.*	4,962	2,278,799
Sea Ltd. (Taiwan), ADR*	29,834	8,192,416
Spotify Technology SA*	4,927	1,357,832

	Shares	Value
COMMON STOCKS (continued)
Entertainment (cont’d.)
Walt Disney Co. (The)*	77,551	$13,631,139
World Wrestling Entertainment, Inc. (Class A Stock)(a)	8,700	503,643
Zynga, Inc. (Class A Stock)*(a)	63,616	676,238

		45,310,075

Equity Real Estate Investment Trusts (REITs) — 4.9%
Acadia Realty Trust	125,411	2,754,026
Alexandria Real Estate Equities, Inc.	37,756	6,869,327
American Campus Communities, Inc.	79,051	3,693,263
American Tower Corp.	20,733	5,600,813
Americold Realty Trust	6,800	257,380
Apartment Income REIT Corp.	30,717	1,456,907
Apple Hospitality REIT, Inc.(a)	156,191	2,383,475
AvalonBay Communities, Inc.	25,179	5,254,605
Braemar Hotels & Resorts, Inc.*(a)	26,318	163,435
Camden Property Trust	82,027	10,882,522
Centerspace	3,570	281,673
Crown Castle International Corp.	18,186	3,548,089
CubeSmart.	99,381	4,603,328
CyrusOne, Inc.	15,463	1,105,914
Derwent London PLC (United Kingdom)	15,420	708,502
DigitalBridge Group, Inc.*(a)	75,288	594,775
Douglas Emmett, Inc.	94,031	3,161,322
EastGroup Properties, Inc.	18,782	3,088,700
Equinix, Inc.	15,368	12,334,357
Equity Commonwealth	1,500	39,300
Equity LifeStyle Properties, Inc.	98,924	7,351,042
Equity Residential	142,224	10,951,248
Essex Property Trust, Inc.	15,515	4,654,655
Federal Realty Investment Trust(a)	7,105	832,493
GEO Group, Inc. (The)(a)	10,600	75,472
Great Portland Estates PLC (United Kingdom)	167,461	1,637,489
Healthcare Realty Trust, Inc.	56,935	1,719,437
Healthcare Trust of America, Inc. (Class A Stock)(a)	46,178	1,232,953
Highwoods Properties, Inc.	34,089	1,539,800
Host Hotels & Resorts, Inc.*(a)	31,451	537,498
Independence Realty Trust, Inc.	41,151	750,183
Industrial & Infrastructure Fund Investment Corp. (Japan)	222	423,180
Industrial Logistics Properties Trust	16,505	431,441
Inmobiliaria Colonial Socimi SA (Spain)	75,760	765,272
Innovative Industrial Properties, Inc.(a)	2,400	458,448
Invitation Homes, Inc.	20,150	751,393
JBG SMITH Properties	28,334	892,804
Kilroy Realty Corp.(a)	38,541	2,683,995
National Retail Properties, Inc.	18,500	867,280
National Storage Affiliates Trust	8,900	449,984
Office Properties Income Trust	7,701	225,716
Omega Healthcare Investors, Inc.(a)	9,900	359,271
Paramount Group, Inc.	62,630	630,684
Pebblebrook Hotel Trust(a)	80,067	1,885,578
Power REIT*	7,384	296,615
Prologis, Inc.	179,699	21,479,421
PS Business Parks, Inc.	13,203	1,955,100
Public Storage	19,211	5,776,556

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Rayonier, Inc.	20,707	$744,003
Regency Centers Corp.	46,951	3,008,151
Rexford Industrial Realty, Inc.	44,832	2,553,182
RLJ Lodging Trust	39,068	595,006
RPT Realty	47,907	621,833
Sabra Health Care REIT, Inc.	32,339	588,570
SBA Communications Corp.	3,770	1,201,499
Scentre Group (Australia)	587,518	1,206,055
Simon Property Group, Inc.	21,016	2,742,168
SL Green Realty Corp.(a)	24,338	1,947,040
STAG Industrial, Inc.	20,378	762,749
Sun Communities, Inc.	3,981	682,343
Sunstone Hotel Investors, Inc.*	99,946	1,241,329
Terreno Realty Corp.	42,924	2,769,456
Urban Edge Properties	53,385	1,019,653
VICI Properties, Inc.(a)	5,900	183,018
Welltower, Inc.	165,315	13,737,676
Weyerhaeuser Co.	16,317	561,631
WP Carey, Inc.	3,600	268,632
Xenia Hotels & Resorts, Inc.*	32,100	601,233

		177,431,948

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	2,560	498,278
Costco Wholesale Corp.	6,641	2,627,645
CP ALL PCL (Thailand)	975,500	1,829,734
Jeronimo Martins SGPS SA (Portugal)	194,982	3,558,762
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	57,900	2,554,635
PriceSmart, Inc.	3,070	279,401
Seven & i Holdings Co. Ltd. (Japan)	64,800	3,097,122
Sprouts Farmers Market, Inc.*(a)	13,912	345,713
United Natural Foods, Inc.*	10,880	402,342
Walmart, Inc.	22,230	3,134,875
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	78,131	677,934

		19,006,441

Food Products — 0.7%
Barry Callebaut AG (Switzerland)	1,037	2,409,950
Beyond Meat, Inc.*	1,100	173,239
Cal-Maine Foods, Inc.(a)	9,520	344,719
China Feihe Ltd. (China), 144A	292,000	631,574
China Mengniu Dairy Co. Ltd. (China)*	322,000	1,945,783
Darling Ingredients, Inc.*	5,181	349,717
Edita Food Industries SAE (Egypt), 144A, GDR	3,964	11,554
Edita Food Industries SAE (Egypt), GDR	16,145	47,059
Freshpet, Inc.*	1,654	269,536
Ingredion, Inc.	5,430	491,415
McCormick & Co., Inc.	15,534	1,371,963
Mondelez International, Inc. (Class A Stock)	94,131	5,877,540
Nestle SA (Switzerland)	79,436	9,896,252
Post Holdings, Inc.*	5,080	551,028
Sakata Seed Corp. (Japan)	7,200	236,185

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Simply Good Foods Co. (The)*	19,000	$693,690

		25,301,204

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	24,013	2,307,890
National Fuel Gas Co.	11,837	618,483
Southwest Gas Holdings, Inc.	8,805	582,803

		3,509,176

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	34,083	3,951,242
Alcon, Inc. (Switzerland)	26,819	1,883,423
Align Technology, Inc.*	739	451,529
Ambu A/S (Denmark) (Class B Stock)(a)	24,534	944,678
Becton, Dickinson & Co.	18,235	4,434,570
BioMerieux (France)	2,373	276,006
Cochlear Ltd. (Australia)	4,464	844,419
Cooper Cos., Inc. (The)	3,263	1,293,029
CryoPort, Inc.*(a)	5,000	315,500
Danaher Corp.	98,825	26,520,677
DENTSPLY SIRONA, Inc.	39,276	2,484,600
DiaSorin SpA (Italy)	10,813	2,043,337
Envista Holdings Corp.*	5,946	256,927
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	74,084	1,613,210
GVS SpA (Italy), 144A	35,940	590,670
Haemonetics Corp.*	5,460	363,854
ICU Medical, Inc.*	900	185,220
Insulet Corp.*	2,901	796,353
Intuitive Surgical, Inc.*	7,815	7,186,987
Koninklijke Philips NV (Netherlands)	124,565	6,177,427
Masimo Corp.*	2,650	642,492
Medtronic PLC	98,024	12,167,719
Meridian Bioscience, Inc.*(a)	17,100	379,278
Nakanishi, Inc. (Japan)	23,100	504,103
Nevro Corp.*(a)	3,300	547,107
Nipro Corp. (Japan)	72,600	858,466
Novocure Ltd.*	2,866	635,736
OraSure Technologies, Inc.*	21,000	212,940
Outset Medical, Inc.*	2,586	129,248
Penumbra, Inc.*	2,600	712,556
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	40,400	657,221
Quidel Corp.*(a)	3,540	453,545
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	276,000	645,248
Shockwave Medical, Inc.*	1,313	249,115
Smith & Nephew PLC (United Kingdom)	175,244	3,806,258
Stryker Corp.	49,151	12,765,989
Tandem Diabetes Care, Inc.*(a)	6,300	613,620
Teleflex, Inc.	7,340	2,949,139
Vimian Group AB (Sweden)*	27,976	300,743
Zimmer Biomet Holdings, Inc.	3,758	604,362

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Zylox-Tonbridge Medical Technology Co. Ltd. (China), 144A*	11,000	$61,104

		102,509,647

Health Care Providers & Services — 2.1%
agilon health, Inc.*(a)	6,721	272,671
Ambea AB (Sweden), 144A	63,819	475,607
Amedisys, Inc.*	3,360	822,965
Amplifon SpA (Italy)	57,189	2,824,891
Anthem, Inc.	21,685	8,279,333
Centene Corp.*	52,438	3,824,303
Chemed Corp.	810	384,345
Cigna Corp.	30,989	7,346,562
CVS Group PLC (United Kingdom)*	18,650	621,764
dentalcorp Holdings Ltd. (Canada)*	30,655	407,052
Dr. Lal PathLabs Ltd. (India), 144A	5,422	239,452
Fresenius SE & Co. KGaA (Germany)	45,402	2,370,496
Guardant Health, Inc.*	3,400	422,246
HCA Healthcare, Inc.	50,519	10,444,298
Humana, Inc.	5,140	2,275,581
Integrated Diagnostics Holdings PLC (Egypt), 144A	271,900	324,307
MEDNAX, Inc.*(a)	23,666	713,530
Molina Healthcare, Inc.*	11,238	2,843,888
New Horizon Health Ltd. (China), 144A*	19,000	193,118
Pennant Group, Inc. (The)*	2,562	104,786
Rede D’Or Sao Luiz SA (Brazil), 144A	101,864	1,419,682
Select Medical Holdings Corp.	20,375	861,047
Sinopharm Group Co. Ltd. (China) (Class H Stock)	270,000	805,887
Tenet Healthcare Corp.*	3,600	241,164
UnitedHealth Group, Inc.	66,752	26,730,171

		75,249,146

Health Care Technology — 0.1%
Phreesia, Inc.*	2,292	140,500
Simulations Plus, Inc.(a)	6,600	362,406
Teladoc Health, Inc.*(a)	5,173	860,218
Veeva Systems, Inc. (Class A Stock)*	9,260	2,879,397

		4,242,521

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	2,486	380,706
Aramark	11,000	409,750
Bloomin’ Brands, Inc.*	8,847	240,108
Booking Holdings, Inc.*	985	2,155,269
Brinker International, Inc.*	5,940	367,389
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	308,619	1,138,072
Carrols Restaurant Group, Inc.*	17,600	105,776
Cheesecake Factory, Inc. (The)*(a)	6,640	359,755
Chipotle Mexican Grill, Inc.*	2,122	3,289,821
Denny’s Corp.*	23,515	387,762
DraftKings, Inc. (Class A Stock)*(a)	6,100	318,237
Expedia Group, Inc.*	1,570	257,025
Galaxy Entertainment Group Ltd. (Macau)*	111,000	885,695

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Holdings, Inc.*	69,628	$8,398,529
Las Vegas Sands Corp.*	34,304	1,807,478
Marriott International, Inc. (Class A Stock)*	48,373	6,603,882
Marriott Vacations Worldwide Corp.*	1,482	236,083
McDonald’s Corp.	24,897	5,750,958
MGM Resorts International	33,389	1,424,041
Noodles & Co.*	20,600	257,088
Planet Fitness, Inc. (Class A Stock)*(a)	26,825	2,018,581
Playtech PLC (United Kingdom)*	93,058	551,089
Round One Corp. (Japan)(a)	48,600	601,532
Scientific Games Corp.*	9,900	766,656
SSP Group PLC (United Kingdom)*	105,993	391,953
Starbucks Corp.	61,263	6,849,816
Trainline PLC (United Kingdom), 144A*	176,310	717,757
Travel + Leisure Co.	13,180	783,551
Vail Resorts, Inc.*	8,692	2,751,192
Whitbread PLC (United Kingdom)*	41,817	1,816,533
Wyndham Hotels & Resorts, Inc.	12,194	881,504
Yum! Brands, Inc.	94,410	10,859,982

		63,763,570

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	413,118	525,572
Century Communities, Inc.	5,246	349,069
Fujitsu General Ltd. (Japan)	126,600	3,347,591
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	483,094	3,898,215
Haier Smart Home Co. Ltd. (China) (Class H Stock)*	116,600	407,957
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	66,800	798,988
KB Home	12,100	492,712
MDC Holdings, Inc.	13,022	658,913
Skyline Champion Corp.*	14,088	750,891
Sony Group Corp. (Japan)	33,300	3,223,416
Tempur Sealy International, Inc.	12,448	487,837

		14,941,161

Household Products — 0.1%
Colgate-Palmolive Co.	17,665	1,437,048
Essity AB (Sweden) (Class B Stock)	46,090	1,529,489
Kimberly-Clark Corp.	7,853	1,050,574
WD-40 Co.(a)	1,900	486,951

		4,504,062

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	53,668	1,399,125
Electric Power Development Co. Ltd. (Japan)	41,700	596,056
NTPC Ltd. (India)	1,993,187	3,135,394
Vistra Corp.	10,500	194,775

		5,325,350

Industrial Conglomerates — 2.1%
Carlisle Cos., Inc.	1,217	232,910
CK Hutchison Holdings Ltd. (United Kingdom)	263,000	2,046,842

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
DCC PLC (United Kingdom)	8,268	$677,998
Fosun International Ltd. (China)	1,084,000	1,555,951
General Electric Co.	2,324,741	31,291,014
Hitachi Ltd. (Japan)	86,700	4,951,416
Honeywell International, Inc.	59,381	13,025,222
Roper Technologies, Inc.	21,871	10,283,744
Siemens AG (Germany)	43,235	6,854,148
SM Investments Corp. (Philippines)	51,050	1,044,461
Smiths Group PLC (United Kingdom)	109,439	2,416,465

		74,380,171

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	518,400	6,457,389
American International Group, Inc.	259,071	12,331,780
Aon PLC (Class A Stock)	14,396	3,437,189
Arch Capital Group Ltd.*	6,300	245,322
Argo Group International Holdings Ltd.	6,301	326,581
Aviva PLC (United Kingdom)	419,360	2,356,195
AXA SA (France)	193,708	4,919,418
Axis Capital Holdings Ltd.	12,210	598,412
Chubb Ltd.	59,154	9,401,937
CNO Financial Group, Inc.	30,953	731,110
Dai-ichi Life Holdings, Inc. (Japan)	89,200	1,639,421
eHealth, Inc.*	2,350	137,240
Fidelity National Financial, Inc.	9,887	429,689
First American Financial Corp.	8,365	521,558
Hanover Insurance Group, Inc. (The)	6,060	821,978
Hartford Financial Services Group, Inc. (The)	78,901	4,889,495
Kemper Corp.	4,688	346,443
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)*	150,072	315,376
Loews Corp.	11,375	621,644
Manulife Financial Corp. (Canada)	90,415	1,779,708
Markel Corp.*	364	431,962
Marsh & McLennan Cos., Inc.	74,496	10,480,097
MetLife, Inc.	126,784	7,588,022
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,778	1,859,343
Old Republic International Corp.	36,404	906,824
Powszechny Zaklad Ubezpieczen SA (Poland)*	231,612	2,233,347
Progressive Corp. (The)	17,088	1,678,213
Prudential PLC (United Kingdom)	141,303	2,683,888
Reinsurance Group of America, Inc.	2,200	250,800
RenaissanceRe Holdings Ltd. (Bermuda)	1,460	217,277
Sampo OYJ (Finland) (Class A Stock)	77,703	3,577,714
Selective Insurance Group, Inc.	10,400	843,960
Sompo Holdings, Inc. (Japan)	60,000	2,215,801
Steadfast Group Ltd. (Australia)	207,845	686,827
Sun Life Financial, Inc. (Canada)	106,125	5,472,338
Travelers Cos., Inc. (The)	16,954	2,538,183
Willis Towers Watson PLC	7,715	1,774,604
Zurich Insurance Group AG (Switzerland)	9,650	3,875,588

		101,622,673

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services — 4.6%
Alphabet, Inc. (Class A Stock)*	1,953	$4,768,816
Alphabet, Inc. (Class C Stock)*	31,089	77,918,982
Baidu, Inc. (China), ADR*	20,983	4,278,434
Facebook, Inc. (Class A Stock)*	92,349	32,110,671
IAC/InterActiveCorp*	7,308	1,126,674
Info Edge India Ltd. (India)	4,198	278,585
JOYY, Inc. (China), ADR(a)	23,544	1,553,198
Kanzhun Ltd. (China), ADR*(a)	30,391	1,205,003
Kuaishou Technology (China), 144A*	7,200	180,559
Match Group, Inc.*	27,560	4,444,050
NAVER Corp. (South Korea)	17,865	6,641,112
Pinterest, Inc. (Class A Stock)*	69,119	5,456,945
Rightmove PLC (United Kingdom)	32,665	292,999
Scout24 AG (Germany), 144A*	14,669	1,237,458
Snap, Inc. (Class A Stock)*	150,959	10,286,346
Tencent Holdings Ltd. (China)	132,500	9,992,800
Vimeo, Inc.*	11,532	565,068
Z Holdings Corp. (Japan)	697,100	3,479,984
Zillow Group, Inc. (Class A Stock)*	4,350	533,006
Zillow Group, Inc. (Class C Stock)*(a)	4,900	598,878

		166,949,568

Internet & Direct Marketing Retail — 2.7%
Alibaba Group Holding Ltd. (China), ADR*	48,604	11,022,415
Amazon.com, Inc.*	14,118	48,568,179
ASOS PLC (United Kingdom)*	60,377	4,157,874
Auction Technology Group PLC (United Kingdom)*	42,915	689,114
Baltic Classifieds Group PLC (United Kingdom)*(hh)	175,118	433,611
boohoo Group PLC (United Kingdom)*	667,653	2,880,138
Chewy, Inc. (Class A Stock)*(a)	2,200	175,362
Coupang, Inc. (South Korea)*(a)	1,109	46,378
Deliveroo PLC (United Kingdom) (Class A Stock), 144A*(a)	278,957	1,122,436
DoorDash, Inc. (Class A Stock)*(a)	9,538	1,700,912
Etsy, Inc.*	3,681	757,697
Groupon, Inc.*	4,740	204,578
JD.com, Inc. (China), ADR*	1,968	157,066
Just Eat Takeaway.com NV (Germany),144A*	10,145	936,797
Media Do Co. Ltd. (Japan)	9,700	398,337
MercadoLibre, Inc. (Argentina)*	1,193	1,858,444
Naspers Ltd. (South Africa) (Class N Stock)	35,085	7,387,833
Ocado Group PLC (United Kingdom)*	65,062	1,795,059
Ozon Holdings PLC (Russia), ADR*(a)	7,125	417,668
Pinduoduo, Inc. (China), ADR*	693	88,025
Prosus NV (China)*	53,231	5,224,001
Quotient Technology, Inc.*	40,100	433,481
Shop Apotheke Europe NV (Netherlands), 144A*	10,786	2,033,592
Stitch Fix, Inc. (Class A Stock)*	1,700	102,510
THG PLC (United Kingdom)*	198,565	1,692,390
Victorian Plumbing Group PLC (United Kingdom)*	101,901	420,060
Wayfair, Inc. (Class A Stock)*(a)	2,768	873,885

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
Zalando SE (Germany), 144A*	15,483	$1,875,789

		97,453,631

IT Services — 4.0%
Accenture PLC (Class A Stock)	26,734	7,880,916
Adyen NV (Netherlands), 144A*	445	1,089,360
Amadeus IT Group SA (Spain)*	28,737	2,023,009
Automatic Data Processing, Inc.	13,743	2,729,635
Broadridge Financial Solutions, Inc.	23,362	3,773,664
CANCOM SE (Germany)	8,917	540,750
CSG Systems International, Inc.	5,842	275,625
Dlocal Ltd. (Uruguay)*(a)	17,843	937,293
Edenred (France)	9,960	568,208
EPAM Systems, Inc.*	2,780	1,420,469
Euronet Worldwide, Inc.*	37,376	5,058,842
Fidelity National Information Services,Inc.	62,157	8,805,782
Fiserv, Inc.*	57,222	6,116,460
Fujitsu Ltd. (Japan)	25,900	4,852,760
Global Payments, Inc.	43,593	8,175,431
GoDaddy, Inc. (Class A Stock)*	10,100	878,296
Indra Sistemas SA (Spain)*(a)	82,780	757,477
Keywords Studios PLC (Ireland)*	31,008	1,070,454
Mastercard, Inc. (Class A Stock)	28,406	10,370,746
Maximus, Inc.	6,560	577,083
MongoDB, Inc.*(a)	6,863	2,481,112
NET One Systems Co. Ltd. (Japan)	25,500	841,298
Network International Holdings PLC (United Arab Emirates), 144A*	550,670	2,797,557
NTT Data Corp. (Japan)	92,800	1,445,730
Okta, Inc.*	4,910	1,201,379
PayPal Holdings, Inc.*	29,744	8,669,781
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	3,332	4,867,985
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	1,547	2,262,431
Snowflake, Inc. (Class A Stock)*(a)	1,161	280,730
Square, Inc. (Class A Stock)*	14,594	3,558,017
StoneCo Ltd. (Brazil) (Class A Stock)*	63,702	4,271,856
Twilio, Inc. (Class A Stock)*	7,221	2,846,229
VeriSign, Inc.*	9,881	2,249,805
Visa, Inc. (Class A Stock)(a)	165,179	38,622,154
WEX, Inc.*	3,541	686,600
Wix.com Ltd. (Israel)*	4,527	1,314,097

		146,299,021

Leisure Products — 0.2%
American Outdoor Brands, Inc.*	775	27,233
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	23,400	856,036
Brunswick Corp.	8,085	805,428
MIPS AB (Sweden)	5,973	514,539
Peloton Interactive, Inc. (Class A Stock)*	9,187	1,139,372
Polaris, Inc.(a)	4,704	644,260
Sega Sammy Holdings, Inc. (Japan)	29,400	385,903
Smith & Wesson Brands, Inc.	3,100	107,570
Spin Master Corp. (Canada), 144A*	23,445	912,002

	Shares	Value
COMMON STOCKS (continued)
Leisure Products (cont’d.)
Thule Group AB (Sweden), 144A	42,579	$1,889,583

		7,281,926

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. (Class A Stock)*	1,100	215,402
Adaptive Biotechnologies Corp.*	2,967	121,232
Agilent Technologies, Inc.	77,000	11,381,370
Avantor, Inc.*	10,065	357,408
Bio-Techne Corp.	1,993	897,368
Eurofins Scientific SE (Luxembourg)*	17,650	2,020,909
Evotec SE (Germany)*	65,305	2,965,138
Lonza Group AG (Switzerland)	8,304	5,899,082
Olink Holding AB (Sweden), ADR*(a)	7,656	263,519
PolyPeptide Group AG, 144A*	8,741	809,279
PPD, Inc.*	5,418	249,716
PRA Health Sciences, Inc.*	5,500	908,655
Repligen Corp.*	3,380	674,715
Syneos Health, Inc.*	7,010	627,325
Tecan Group AG (Switzerland)	1,690	838,567
Thermo Fisher Scientific, Inc.	40,809	20,586,916
Wuxi Biologics Cayman, Inc. (China), 144A*	63,500	1,163,193

		49,979,794

Machinery — 1.4%
Aalberts NV (Netherlands)	9,091	490,119
Aida Engineering Ltd. (Japan)	32,300	288,247
Alstom SA (France)*	36,884	1,866,240
Caterpillar, Inc.	43,358	9,436,002
CNH Industrial NV (United Kingdom)	144,907	2,409,558
Colfax Corp.*	18,379	841,942
Cummins, Inc.	7,001	1,706,914
Deere & Co.	9,650	3,403,651
Douglas Dynamics, Inc.	9,725	395,710
Escorts Ltd. (India)	40,026	659,879
Fluidra SA (Spain)	18,208	724,288
Fortive Corp.	52,433	3,656,677
Fujitec Co. Ltd. (Japan)	22,200	492,196
GEA Group AG (Germany)	50,291	2,038,523
Graco, Inc.	6,923	524,071
Hoshizaki Corp. (Japan)	20,500	1,741,771
Illinois Tool Works, Inc.	11,736	2,623,700
Impro Precision Industries Ltd., 144A	867,000	270,485
Knorr-Bremse AG (Germany)	16,923	1,951,001
Lincoln Electric Holdings, Inc.	5,315	700,039
LK Technology Holdings Ltd. (Hong Kong)	140,000	291,980
Manitowoc Co., Inc. (The)*	4,927	120,712
METAWATER Co. Ltd. (Japan)	21,100	400,726
Middleby Corp. (The)*	21,460	3,718,160
Mueller Water Products, Inc. (Class A Stock)	14,298	206,177
Norma Group SE (Germany)	13,416	689,474
Obara Group, Inc. (Japan)	13,700	469,264
Omega Flex, Inc.(a)	2,400	352,104
Oshkosh Corp.	7,744	965,212
PACCAR, Inc.	12,274	1,095,454
Proto Labs, Inc.*(a)	3,197	293,485
Rotork PLC (United Kingdom)	92,795	439,985

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Spirax-Sarco Engineering PLC (United Kingdom)	4,635	$872,274
Takuma Co. Ltd. (Japan)	15,200	229,577
Timken Co. (The)	10,400	838,136
Toro Co. (The)	4,800	527,424
Trelleborg AB (Sweden) (Class B Stock)	27,688	643,323
Trinity Industries, Inc.(a)	20,100	540,489
Wabash National Corp.(a)	20,300	324,800
Welbilt, Inc.*	24,910	576,666
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,540,200	1,563,514

		51,379,949

Marine — 0.0%
SITC International Holdings Co. Ltd. (China)	274,000	1,146,976

Media — 0.7%
Altice USA, Inc. (Class A Stock)*(a)	9,526	325,218
Ascential PLC (United Kingdom)*	331,959	1,915,154
Cable One, Inc.	299	571,930
Charter Communications, Inc. (Class A Stock)*(a)	4,161	3,001,953
Comcast Corp. (Class A Stock)	180,700	10,303,514
Daily Journal Corp.*(a)	1,080	365,580
DallasNews Corp.	5,537	41,195
Eutelsat Communications SA (France)	93,943	1,099,837
Gannett Co., Inc.*	41,420	227,396
Informa PLC (United Kingdom)*	197,952	1,370,259
Liberty Broadband Corp. (Class C Stock)*	8,148	1,414,982
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*(a)	10,610	494,214
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	530	24,587
oOh!media Ltd. (Australia)*	268,851	353,084
Scholastic Corp.	5,668	214,760
Sirius XM Holdings, Inc.(a)	42,547	278,257
WPP PLC (United Kingdom)	227,675	3,073,331
YouGov PLC (United Kingdom)	74,727	1,226,388

		26,301,639

Metals & Mining — 0.6%
BHP Group Ltd. (Australia)	179,497	6,573,859
Compass Minerals International, Inc.	3,630	215,114
Franco-Nevada Corp. (Canada)	12,824	1,861,011
Hitachi Metals Ltd. (Japan)*	117,400	2,244,367
Lundin Mining Corp. (Chile)	145,092	1,308,590
Mitsui Mining & Smelting Co. Ltd. (Japan)	12,500	348,540
OZ Minerals Ltd. (Australia)	34,686	586,141
POSCO (South Korea)	5,477	1,698,637
Reliance Steel & Aluminum Co.	2,485	374,987
Royal Gold, Inc.	1,590	181,419
South32 Ltd. (Australia)	1,367,533	3,013,410
Steel Dynamics, Inc.	17,900	1,066,840

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
United States Steel Corp.(a)	29,600	$710,400

		20,183,315

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	12,210	206,227
Annaly Capital Management, Inc.	7,477	66,396
Apollo Commercial Real Estate Finance, Inc.	36,555	583,052
Ellington Residential Mortgage REIT(a)	23,222	273,323
Granite Point Mortgage Trust, Inc.	20,081	296,195
Orchid Island Capital, Inc.(a)	61,000	316,590
Ready Capital Corp.	38,426	609,821
Two Harbors Investment Corp.(a)	61,376	464,002

		2,815,606

Multiline Retail — 0.4%
Dollar General Corp.	36,331	7,861,665
Dollar Tree, Inc.*	7,335	729,833
Magazine Luiza SA (Brazil)	453,096	1,926,692
Next PLC (United Kingdom)*	24,434	2,665,306
Nordstrom, Inc.*	3,400	124,338
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,239	272,497
Pan Pacific International Holdings Corp. (Japan)	75,700	1,569,495
Ryohin Keikaku Co. Ltd. (Japan)	16,400	343,777
V-Mart Retail Ltd. (India)*	5,605	212,047

		15,705,650

Multi-Utilities — 0.7%
Ameren Corp.	34,026	2,723,441
Black Hills Corp.	10,195	669,098
CMS Energy Corp.	10,293	608,111
Dominion Energy, Inc.	21,561	1,586,243
Engie SA (France)	195,752	2,689,116
Public Service Enterprise Group, Inc.	25,441	1,519,845
Sempra Energy	118,588	15,710,538
WEC Energy Group, Inc.	5,936	528,007

		26,034,399

Oil, Gas & Consumable Fuels — 1.0%
ARC Resources Ltd. (Canada)	186,425	1,586,628
BP PLC (United Kingdom), ADR(a)	81,743	2,159,650
Cheniere Energy, Inc.*	5,219	452,696
CVR Energy, Inc.(a)	12,000	215,520
Delek US Holdings, Inc.(a)	1,257	27,176
Devon Energy Corp.	147,247	4,298,140
EOG Resources, Inc.	35,184	2,935,753
Equitrans Midstream Corp.	20,000	170,200
Galp Energia SGPS SA (Portugal)	533,411	5,798,946
Lundin Energy AB (Sweden)	65,938	2,340,145
Matador Resources Co.	16,300	586,963
Murphy Oil Corp.(a)	33,600	782,208
PBF Energy, Inc. (Class A Stock)*(a)	24,300	371,790
Petronet LNG Ltd. (India)	239,160	729,396
Renewable Energy Group, Inc.*(a)	6,419	400,160
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	166,189	3,229,049
SM Energy Co.	23,131	569,717

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Targa Resources Corp.	21,290	$946,340
TC Energy Corp. (Canada)	40,965	2,027,100
TotalEnergies SE (France)(a)	180,086	8,156,954

		37,784,531

Paper & Forest Products — 0.1%
Mondi PLC (Austria)	38,120	1,008,203
Suzano SA (Brazil)*	90,185	1,086,108

		2,094,311

Personal Products — 0.5%
Beiersdorf AG (Germany)	20,479	2,473,918
Estee Lauder Cos., Inc. (The) (Class A Stock)	449	142,818
Kao Corp. (Japan)	19,900	1,222,749
LG Household & Health Care Ltd. (South Korea)	1,743	2,732,132
Medifast, Inc.	2,450	693,301
Shiseido Co. Ltd. (Japan)	8,400	617,497
Unilever PLC (United Kingdom) (SGMX)	69,378	4,060,520
Unilever PLC (United Kingdom) (BATE)	94,381	5,525,757

		17,468,692

Pharmaceuticals — 3.1%
Ampio Pharmaceuticals, Inc.*(a)	113,200	189,044
Arvinas, Inc.*	1,724	132,748
Astellas Pharma, Inc. (Japan)	222,500	3,875,293
AstraZeneca PLC (United Kingdom), ADR(a)	333,580	19,981,442
Bausch Health Cos., Inc.*	63,029	1,848,010
Bayer AG (Germany)	80,314	4,889,184
Daiichi Sankyo Co. Ltd. (Japan)	22,800	490,963
Dechra Pharmaceuticals PLC (United Kingdom)	7,710	467,404
Eisai Co. Ltd. (Japan)	5,100	501,434
Elanco Animal Health, Inc.*	149,852	5,198,366
Eli Lilly & Co.	65,993	15,146,713
GlaxoSmithKline PLC (United Kingdom), ADR(a)	117,557	4,681,120
Jazz Pharmaceuticals PLC*	1,950	346,398
Johnson & Johnson	27,619	4,549,954
Laboratorios Farmaceuticos Rovi SA (Spain)	21,021	1,458,904
Novartis AG (Switzerland)	64,625	5,890,515
Otsuka Holdings Co. Ltd. (Japan)	179,000	7,418,956
Pacira BioSciences, Inc.*	9,495	576,157
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	2,070	292,967
Roche Holding AG (Switzerland)	25,522	9,616,357
Sanofi (France)	91,727	9,626,893
Supernus Pharmaceuticals, Inc.*(a)	20,850	641,972
Takeda Pharmaceutical Co. Ltd. (Japan)	150,293	5,032,400
TFF Pharmaceuticals, Inc.*(a)	16,500	158,565
Torrent Pharmaceuticals Ltd. (India)	18,199	712,279
Zoetis, Inc.	46,602	8,684,749

		112,408,787

	Shares	Value
COMMON STOCKS (continued)
Professional Services — 0.8%
Boa Vista Servicos SA (Brazil)	194,934	$438,169
Booz Allen Hamilton Holding Corp.	4,400	374,792
CBIZ, Inc.*	5,751	188,460
Clarivate PLC (United Kingdom)*	92,370	2,542,946
CoStar Group, Inc.*(a)	43,910	3,636,626
DKSH Holding AG (Switzerland)	9,423	722,058
Equifax, Inc.	12,407	2,971,601
Exponent, Inc.	4,700	419,287
FTI Consulting, Inc.*	3,100	423,491
HeadHunter Group PLC (Russia), ADR	15,000	635,550
Insperity, Inc.	4,525	408,924
Intertrust NV (Netherlands), 144A*	25,131	453,400
Jacobs Engineering Group, Inc.	45,391	6,056,067
Korn Ferry	3,700	268,435
ManpowerGroup, Inc.	3,678	437,351
Outsourcing, Inc. (Japan)	101,200	1,837,935
Persol Holdings Co. Ltd. (Japan)	230,700	4,556,130
TeamLease Services Ltd. (India)*	9,408	460,412
TransUnion	24,240	2,661,794
Upwork, Inc.*	11,500	670,335

		30,163,763

Real Estate Management & Development — 0.4%
Aedas Homes SA (Spain), 144A*	20,758	573,656
Altus Group Ltd. (Canada)(a)	12,200	565,416
China Resources Mixc Lifestyle Services Ltd. (China), 144A	62,000	425,274
Heiwa Real Estate Co. Ltd. (Japan)	17,900	675,346
Hongkong Land Holdings Ltd. (Hong Kong)	230,500	1,097,960
Howard Hughes Corp. (The)*	11,535	1,124,201
Iguatemi Empresa de Shopping Centers SA (Brazil)	69,000	561,705
Instone Real Estate Group AG (Germany), 144A	14,470	436,320
Jones Lang LaSalle, Inc.*	4,406	861,197
Kojamo OYJ (Finland)	44,391	1,015,523
Mitsubishi Estate Co. Ltd. (Japan)	114,600	1,847,944
Mitsui Fudosan Co. Ltd. (Japan)	98,700	2,281,049
RE/MAX Holdings, Inc. (Class A Stock)	8,600	286,638
Realogy Holdings Corp.*	11,074	201,768
RMR Group, Inc. (The) (Class A Stock)	7,074	273,339
St. Joe Co. (The)	10,800	481,788
Tokyo Tatemono Co. Ltd. (Japan)	35,000	497,477

		13,206,601

Road & Rail — 0.6%
CSX Corp.	66,711	2,140,089
J.B. Hunt Transport Services, Inc.	16,968	2,764,935
Knight-Swift Transportation Holdings, Inc.	7,400	336,404
Landstar System, Inc.	880	139,058
Lyft, Inc. (Class A Stock)*	8,700	526,176
National Express Group PLC (United Kingdom)*	124,831	462,198
Norfolk Southern Corp.	25,897	6,873,323
Uber Technologies, Inc.*	44,500	2,230,340

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (cont’d.)
Union Pacific Corp.	29,625	$6,515,426

		21,987,949

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.*	26,466	2,485,951
AIXTRON SE (Germany)	74,320	2,023,357
Amkor Technology, Inc.	31,233	739,285
ams AG (Austria)*	34,438	692,950
Analog Devices, Inc.(a)	36,533	6,289,521
Applied Materials, Inc.	138,427	19,712,005
ASML Holding NV (Netherlands) (SGMX)	18,916	13,036,460
ASML Holding NV (Netherlands) (XNGS)	9,869	6,817,900
Broadcom, Inc.	13,841	6,599,943
Cree, Inc.*(a)	8,504	832,797
Disco Corp. (Japan)	6,000	1,826,114
Entegris, Inc.	4,700	577,959
Infineon Technologies AG (Germany)	32,863	1,323,090
IQE PLC (United Kingdom)*	895,106	594,149
KLA Corp.	12,038	3,902,840
Marvell Technology, Inc.	68,558	3,998,988
Maxim Integrated Products, Inc.	21,173	2,230,787
MaxLinear, Inc.*	14,900	633,101
Microchip Technology, Inc.(a)	38,198	5,719,769
Monolithic Power Systems, Inc.	71	26,515
NVIDIA Corp.	6,194	4,955,819
NXP Semiconductors NV (China)	57,138	11,754,429
ON Semiconductor Corp.*	6,700	256,476
QUALCOMM, Inc.	44,203	6,317,935
Silergy Corp. (China)	2,000	273,391
Sino Wealth Electronic Ltd. (China) (Class A Stock)	65,900	868,370
SolarEdge Technologies, Inc.*	1,790	494,702
Synaptics, Inc.*(a)	3,900	606,762
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	771,000	16,480,949
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	12,604	1,514,497
Texas Instruments, Inc.	65,271	12,551,613
Tokyo Electron Ltd. (Japan)	7,100	3,076,001
Ultra Clean Holdings, Inc.*	13,600	730,592
Universal Display Corp.	2,990	664,767
Win Semiconductors Corp. (Taiwan)	33,000	445,923

		141,055,707

Software — 4.8%
ACI Worldwide, Inc.*	17,362	644,825
Atlassian Corp. PLC (Class A Stock)*	8,141	2,091,097
Avalara, Inc.*	4,100	663,380
Black Knight, Inc.*	6,775	528,314
Bytes Technology Group PLC (United Kingdom)*	80,227	516,282
CDK Global, Inc.	8,160	405,470
Cerence, Inc.*(a)	5,455	582,103
Ceridian HCM Holding, Inc.*	11,554	1,108,260
Citrix Systems, Inc.	11,878	1,392,933
Cloudflare, Inc. (Class A Stock)*	2,103	222,582
Cornerstone OnDemand, Inc.*	13,574	700,147

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Coupa Software, Inc.*	5,579	$1,462,312
Crowdstrike Holdings, Inc. (Class A Stock)*	6,670	1,676,238
Datadog, Inc. (Class A Stock)*	12,047	1,253,852
Descartes Systems Group, Inc. (The) (Canada)*	12,500	864,493
Digimarc Corp.*(a)	8,190	274,365
DocuSign, Inc.*	13,340	3,729,464
Dolby Laboratories, Inc. (Class A Stock)	8,400	825,636
Esker SA (France)	1,400	409,090
Fair Isaac Corp.*	2,130	1,070,708
First Derivatives PLC (United Kingdom)*	20,389	643,913
Five9, Inc.*	2,200	403,458
Fortinet, Inc.*	6,372	1,517,747
Guidewire Software, Inc.*	5,001	563,713
HubSpot, Inc.*	1,570	914,870
Intuit, Inc.	20,736	10,164,165
J2 Global, Inc.*(a)	6,059	833,415
Manhattan Associates, Inc.*	5,653	818,780
Microsoft Corp.	316,784	85,816,786
Netcompany Group A/S (Denmark), 144A	11,131	1,266,723
Nuance Communications, Inc.*	5,000	272,200
OneSpan, Inc.*	15,700	400,978
Palo Alto Networks, Inc.*(a)	4,046	1,501,268
Paycom Software, Inc.*	739	268,604
Paylocity Holding Corp.*	2,020	385,416
Pegasystems, Inc.	5,100	709,869
Proofpoint, Inc.*	2,500	434,400
QT Group OYJ (Finland)*	5,519	647,220
RingCentral, Inc. (Class A Stock)*	3,460	1,005,407
salesforce.com, Inc.*	34,014	8,308,600
Sansan, Inc. (Japan)*	7,800	689,453
ServiceNow, Inc.*	14,663	8,058,052
Slack Technologies, Inc. (Class A Stock)*	14,000	620,200
Splunk, Inc.*	21,334	3,084,470
SS&C Technologies Holdings, Inc.	9,667	696,604
Synopsys, Inc.*	13,346	3,680,693
TeamViewer AG (Germany), 144A*	29,419	1,109,426
Temenos AG (Switzerland)	5,136	827,638
Teradata Corp.*(a)	13,225	660,853
Trade Desk, Inc. (The) (Class A Stock)*	14,600	1,129,456
UiPath, Inc. (Class A Stock)*	404	27,444
Verint Systems, Inc.*	13,200	594,924
VMware, Inc. (Class A Stock)*(a)	3,287	525,821
Workday, Inc. (Class A Stock)*	10,225	2,441,116
Workiva, Inc.*(a)	14,382	1,601,148
Xero Ltd. (New Zealand)*	6,343	652,123
Xperi Holding Corp.	19,500	433,680
Zendesk, Inc.*(a)	8,718	1,258,356
Zoom Video Communications, Inc. (Class A Stock)*	23,562	9,119,201
Zscaler, Inc.*	644	139,143

		174,648,884

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail — 1.3%
Aritzia, Inc. (Canada)*	16,700	$499,545
Auto1 Group SE (Germany), 144A*	18,166	798,252
AutoZone, Inc.*	1,448	2,160,735
Burlington Stores, Inc.*	7,067	2,275,503
Carvana Co.*(a)	9,636	2,908,338
Dick’s Sporting Goods, Inc.(a)	8,628	864,439
Five Below, Inc.*	4,000	773,080
GameStop Corp. (Class A Stock)*(a)	1,535	328,705
Grupo SBF SA (Brazil)*	89,400	685,176
Hibbett, Inc.*	8,500	761,855
Hikari Tsushin, Inc. (Japan)	6,500	1,139,713
Home Depot, Inc. (The)	30,281	9,656,308
Lowe’s Cos., Inc.	3,347	649,218
Monro, Inc.(a)	6,120	388,681
MYT Netherlands Parent BV (Germany), ADR*(a)	14,302	435,210
Nextage Co. Ltd. (Japan)(a)	74,300	1,258,025
ODP Corp. (The)*	5,634	270,488
Petco Health & Wellness Co., Inc.*	5,457	122,291
RH*(a)	1,432	972,328
Ross Stores, Inc.	97,771	12,123,604
TJX Cos., Inc. (The)	72,663	4,898,940
Tractor Supply Co.	8,467	1,575,370
Valora Holding AG (Switzerland)*	1,950	410,900
Watches of Switzerland Group PLC (United Kingdom), 144A*	76,899	895,994
Williams-Sonoma, Inc.	728	116,225
Yellow Hat Ltd. (Japan)	28,800	509,717

		47,478,640

Technology Hardware, Storage & Peripherals — 1.3%
3D Systems Corp.*(a)	21,826	872,385
Apple, Inc.	245,688	33,649,428
Dell Technologies, Inc. (Class C Stock)*	2,600	259,142
NCR Corp.*	19,384	884,104
Pure Storage, Inc. (Class A Stock)*	9,250	180,653
Samsung Electronics Co. Ltd. (South Korea)	158,475	11,366,292

		47,212,004

Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	78,000	1,970,664
Brunello Cucinelli SpA (Italy)*	8,101	475,856
Burberry Group PLC (United Kingdom)*	70,044	2,007,770
Capri Holdings Ltd.*	6,400	366,016
Columbia Sportswear Co.	5,520	542,947
Dr. Martens PLC (United Kingdom)*	82,641	511,647
EssilorLuxottica SA (France)	28,267	5,223,750
Li Ning Co. Ltd. (China)	94,000	1,151,070
Lululemon Athletica, Inc.*	10,502	3,832,915
LVMH Moet Hennessy Louis Vuitton SE (France)	1,741	1,367,286
NIKE, Inc. (Class B Stock)	27,274	4,213,560
Skechers USA, Inc. (Class A Stock)*	17,460	870,032

		22,533,513

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)(a)	25,600	$328,679
Hingham Institution for Savings The	1,800	522,900
Housing Development Finance Corp. Ltd. (India)	166,312	5,555,353
New York Community Bancorp, Inc.(a)	20,296	223,662
Ocwen Financial Corp.*	3,068	95,047
Radian Group, Inc.	15,080	335,530
Rocket Cos., Inc. (Class A Stock)	1,120	21,672
Severn Bancorp, Inc.	726	8,639
TFS Financial Corp.	15,813	321,004
Waterstone Financial, Inc.	18,360	360,958
WSFS Financial Corp.	4,000	186,360

		7,959,804

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	53,266	2,069,410
Imperial Brands PLC (United Kingdom)	110,391	2,380,024
Philip Morris International, Inc.	46,288	4,587,604

		9,037,038

Trading Companies & Distributors — 0.2%
Air Lease Corp.	4,767	198,975
Beijer Ref AB (Sweden)	17,955	320,248
Hanwa Co. Ltd. (Japan)	21,800	632,745
Herc Holdings, Inc.*	7,002	784,714
Howden Joinery Group PLC (United Kingdom)	60,730	690,788
IMCD NV (Netherlands)	8,023	1,277,389
NOW, Inc.*	40,500	384,345
SiteOne Landscape Supply, Inc.*(a)	5,030	851,378
Sumitomo Corp. (Japan)	160,700	2,159,510
United Rentals, Inc.*	5,121	1,633,650

		8,933,742

Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR*	2,200	406,780

Water Utilities — 0.1%
American States Water Co.	3,645	289,996
American Water Works Co., Inc.	11,233	1,731,342
Artesian Resources Corp. (Class A Stock)	6,710	246,727
California Water Service Group	11,802	655,483

		2,923,548

Wireless Telecommunication Services — 0.5%
Gogo, Inc.*(a)	5,910	67,256
Millicom International Cellular SA (Colombia), SDR*	31,482	1,249,089
T-Mobile US, Inc.*	83,997	12,165,286
Vodafone Group PLC (United Kingdom)	1,685,002	2,842,837

		16,324,468

TOTAL COMMON STOCKS (cost $2,048,459,774)		2,737,142,919

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

		Shares	Value
MASTER LIMITED PARTNERSHIP — 0.1%
Hotels, Restaurants & Leisure
Cedar Fair LP*		48,682	$2,182,414

(cost $1,938,265)
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)		14,420	3,623,741

Electric Utilities — 0.0%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22		13,902	703,858

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)		1,125	586,706

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24(a)		13,252	1,425,518

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)		538,100	364,590

TOTAL PREFERRED STOCKS (cost $4,889,396)			6,704,413

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.3%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	404	406,350
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	512,115
Series 2019-01A, Class A, 144A
3.450%	03/20/23	245	248,925
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	367,852
CarMax Auto Owner Trust,
Series 2018-02, Class A3
2.980%	01/17/23	41	41,148
Ford Credit Floorplan Master Owner Trust A,
Series 2020-02, Class B
1.320%	09/15/27	340	340,259
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	60	60,558
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	1	670
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	187	187,777

			2,165,654

Collateralized Loan Obligations — 0.1%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
1.036%(c)	10/25/27	354	352,696

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.476%(c)	10/25/32	545	$545,650
OZLM Ltd. (Cayman Islands),
Series 2014-08A, Class A1RR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.360%(c)	10/17/29	427	426,849
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.256%(c)	07/15/34	445	448,179

			1,773,374

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	159,719

Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	23	23,199
Series 2019-C, Class B
2.350%	04/15/27	715	740,911

			764,110

Other — 0.0%
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	108	113,048
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	303	326,233
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	42	43,523
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	370	391,845
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	153	156,191
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	661	663,747
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	49,863

			1,744,450

Residential Mortgage-Backed Securities — 0.0%
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	11	10,763
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	152	155,738

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	7	$7,299
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	18	17,935
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	12	12,477
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	62	63,951

			268,163

Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	419	428,685
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	418	425,647
Series 2019-GA, Class A, 144A
2.400%	10/15/68	497	506,773
Series 2021-A, Class A, 144A
0.840%	05/15/69	207	206,957
SMB Private Education Loan Trust,
Series 2015-B, Class A3, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.823%(c)	05/17/32	550	557,034
Series 2016-B, Class A2B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.523%(c)	02/17/32	515	522,017
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	183	193,431
Series 2019-A, Class A2B, 144A, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.971%(c)	07/15/36	243	243,955
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	170	174,742
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	879	865,959

			4,125,200

TOTAL ASSET-BACKED SECURITIES (cost $10,828,994)			11,000,670

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.003%(c)	12/15/36	395	394,992
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.233%(c)	11/15/34	190	184,306
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
1.613%(c)	10/15/34	580	579,818
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	161,379

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	440	$474,904
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	53,368
Series 2015-GC27, Class A5
3.137%	02/10/48	235	250,620
Commercial Mortgage Trust,
Series 2015-LC21, Class A4
3.708%	07/10/48	260	283,879
Series 2015-PC01, Class A5
3.902%	07/10/50	190	208,665
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	384,855
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
1.455%(c)	07/15/38	330	331,134
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	9	9,742
Series K025, Class A1
1.875%	04/25/22	1	1,112
Series K057, Class A1
2.206%	06/25/25	99	102,454
Series K068, Class A1
2.952%	02/25/27	160	170,478
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class C, 144A
3.750%	12/10/36	555	584,914
Grace Trust,
Series 2020-GRCE, Class C, 144A
2.769%(cc)	12/10/40	200	204,497
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
2.006%(c)	12/15/36	275	273,287
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	264,789
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	204,981
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	150	163,549
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	117,721
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.443%(c)	10/15/33	340	340,847
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B, 144A, 1 Month LIBOR + 1.101% (Cap N/A, Floor 1.101%)
1.174%(c)	04/15/38	950	950,595

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.573%(c)	05/15/23	400	$400,480
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	123,568
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	64,619
Series 2015-C27, Class AS
4.068%	12/15/47	265	291,532
Series 2016-C30, Class A5
2.860%	09/15/49	75	79,635
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	580	577,711
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
1.662%(c)	04/15/32	820	810,772
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.573%(c)	05/15/38	410	410,636
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,787

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,328,493)			9,498,626

CORPORATE BONDS — 3.1%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/15/24	17	18,510
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	165,581
3.650%	11/01/24	125	135,704
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	92,560

			412,355

Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	43,868

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	35	36,610

Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	62	62,849

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	266	$261,351
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	230	238,636
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	66	67,622
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	159	161,006
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	159	160,393
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	421	460,781

			1,412,638

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22(a)	350	354,815
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	395	400,440
Sr. Unsec’d. Notes
2.400%	04/10/28	855	867,682
4.200%	11/06/21	650	658,623
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	203	208,730
Sr. Unsec’d. Notes, 144A, MTN
1.300%	01/08/26	555	547,959
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	510	520,753
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25(a)	585	630,892

			4,189,894

Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	27,106

Banks — 0.8%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	224,571
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	375	391,463
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	416,454

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.490%	05/28/30	200	$215,941
3.848%	04/12/23	400	422,833
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	500	514,705
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	209,138
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	1,275	1,240,580
4.330%(ff)	03/15/50	300	369,859
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	425	436,295
Sub. Notes, MTN
4.200%	08/26/24	10	10,976
4.450%	03/03/26	225	255,220
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22	465	476,275
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	745	786,966
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	415	427,886
2.871%(ff)	04/19/32	600	615,565
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22	250	255,976
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	220,650
4.875%	04/01/26	200	225,721
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	205,376
2.572%(ff)	06/03/31	1,230	1,264,055
5.875%	01/30/42	25	35,994
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	02/11/31	129	144,646
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	585	619,319
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	630	644,941
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	875	884,412
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	175	178,497
Sub. Notes
4.300%	01/16/24	30	32,536
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	375	383,513
3.750%	05/22/25	125	136,774

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.800%	03/15/30	695	$781,953
Sub. Notes
4.250%	10/21/25(a)	500	559,409
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.848%(ff)	06/04/31(a)	460	477,353
3.262%(ff)	03/13/23	375	382,571
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	204,128
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	205,219
3.375%	01/12/23	200	208,067
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	500	536,554
3.559%(ff)	04/23/24	250	263,627
3.897%(ff)	01/23/49	1,150	1,336,337
Sub. Notes
2.956%(ff)	05/13/31	735	772,478
4.250%	10/01/27	175	199,550
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23	200	201,625
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	275,728
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	1,300	1,452,017
3.971%(ff)	07/22/38	190	222,917
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	590	610,826
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23	200	202,323
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,581
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23(a)	385	407,531
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	341,103
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	11/15/21	460	465,957
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25(a)	1,115	1,123,291
Sub. Notes
3.625%(ff)	09/15/31	35	38,728

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	265	$265,358
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	50,859
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	270	268,225
4.125%	09/24/25	200	222,990
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	1,025	1,051,073
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	965	1,000,628
2.572%(ff)	02/11/31	650	672,862
3.500%	03/08/22	12	12,267

			27,086,272

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	500	687,480
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	153,934

			841,414

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	62,303
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	56,574

			118,877

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	30,721
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	564,946
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	90,955

			686,622

Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	25	25,579
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	272,811

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	$90,143

			388,533

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	10,907
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	227,261
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	75	94,492
Unsec’d. Notes, Series 2016
3.545%	09/15/46	60	66,514
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	90,245
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50(a)	220	220,145
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	495	508,293
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	40,584
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	250	267,134
3.500%	03/16/23	155	162,608
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31(a)	385	386,691
3.375%	03/22/27	35	37,958
4.125%	02/02/26	30	33,418

			2,146,250

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.250%	08/20/30(a)	840	805,486
1.650%	05/11/30	400	396,502
2.950%	09/11/49	425	440,671

			1,642,659

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	398,981
3.500%	05/26/22	150	153,505
4.125%	07/03/23	250	265,111
4.875%	01/16/24	150	163,358
6.500%	07/15/25	150	175,879

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	335	$341,469
Air Lease Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/22	165	167,722
3.625%	04/01/27	150	161,482
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	220	234,559
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27(a)	415	461,439
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	81,844
3.850%	11/21/22(a)	355	371,943
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32(a)	435	412,908
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	205	217,035

			3,607,235

Electric — 0.2%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	45	45,626
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	41,465
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	375,973
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	31,949
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	58,176
3.750%	09/01/46	45	47,979
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	198,256
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	500	518,557
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	105	114,650
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	435,681
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	235	321,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	$380,434
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	416,011
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28(a)	385	433,772
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	295	406,524
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	585	568,284
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	279,578
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	162,393
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	526,410
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	162,236
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	291,847
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	380,554

			6,197,754

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	90,196
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	140,809

			231,005

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	170,339

Foods — 0.0%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	500	568,308
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	267,805

			836,113

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	$216,394
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	25	31,876

			248,270

Gas — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	79,131
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	555	525,630
3.950%	03/30/48	235	268,570

			873,331

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28(a)	480	470,487
3.400%	11/30/23	98	104,455
4.750%	11/30/36	185	238,256
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30(a)	455	465,013
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	22	28,858
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	161,950

			1,469,019

Healthcare-Services — 0.3%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	239,721
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	68,646
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	185	182,287
2.913%	01/01/51(a)	925	936,489
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	240,944
Unsec’d. Notes
4.185%	11/15/45	125	153,978
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	775,509
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	415	436,837

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
2.782%	10/01/30	205	$213,317
3.910%	10/01/50	1,060	1,170,765
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	490	602,495
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29(a)	510	575,115
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	375	416,295
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015
4.200%	07/01/55	75	95,693
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	173,215
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48	850	986,454
Stanford Health Care,
Unsec’d. Notes, Series 2018
3.795%	11/15/48	250	294,473
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	246,531
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	250	252,073
2.900%	05/15/50	580	584,903
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2018
4.924%	06/01/48	525	666,888

			9,312,628

Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	450	458,767

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
0.655%(c)	09/20/21	520	520,010
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	212,753
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	50	54,441
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	565	578,887
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	96,679
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	207,542

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	$32,347
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	87	92,026
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	55,332
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44(a)	450	553,609
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	31,318
3.500%	06/03/24	460	494,858
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	10/09/21	610	615,337
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	100	101,291
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	445	444,437
3.300%	09/15/22	35	36,199
3.400%	05/15/25	120	130,111
3.700%	05/15/29(a)	325	365,144
Protective Life Global Funding,
Sec’d. Notes, 144A
1.082%	06/09/23	195	197,275
1.170%	07/15/25	500	500,107
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	90,264
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	404,730
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	193,574

			6,008,271

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	148,999
3.875%	08/22/37	220	261,889
5.200%	12/03/25	230	269,862
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	430	457,121
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	138,574
3.650%	03/15/25	75	82,034

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	118	$134,655
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23	200	206,471
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24	365	384,809

			2,084,414

Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	280	317,028
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30(a)	210	219,381

			536,409

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	88,510

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	544,611
4.908%	07/23/25	305	345,832
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31(a)	980	965,917
2.650%	02/01/30	500	526,098
3.900%	03/01/38	300	344,026
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50(a)	760	719,515
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24(a)	600	650,013
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	21,775
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,000
6.550%	05/01/37	28	38,071
6.750%	06/15/39	30	42,000
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25	30	33,147

			4,241,005

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	$218,403
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	110,806

			329,209

Oil & Gas — 0.2%
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30(a)	1,480	1,444,799
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23(a)	500	518,048
2.950%	07/15/30(a)	420	435,650
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	200	206,588
ConocoPhillips,
Gtd. Notes, 144A
2.400%	02/15/31	90	92,135
3.750%	10/01/27	90	101,090
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26(a)	500	580,501
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24(a)	710	750,524
4.750%	05/31/25	210	236,751
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	200	213,658
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	206,082
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24(a)	1,005	1,027,641
3.400%	04/15/26	175	178,996
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	212,551
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	205	202,952
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	85	91,005
3.600%	12/01/24	200	216,060
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25(a)	720	763,421
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	54,028
3.700%	03/15/28	260	279,340

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
4.500%	03/04/29	350	$392,599

			8,204,419

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	258,186

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	32,470

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	59,614
3.600%	05/14/25	220	240,168
4.250%	11/21/49	395	473,600
4.500%	05/14/35	200	241,590
4.700%	05/14/45	285	355,583
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	240	251,350
3.700%	06/06/27	235	261,218
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	160,534
4.250%	10/26/49	390	492,584
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	114	121,374
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	240	232,967
2.700%	08/21/40	90	87,272
3.250%	08/15/29	600	652,479
5.050%	03/25/48	500	650,232
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	80	80,468
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30(a)	860	878,712
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	272,095
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	485	480,808
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	85	85,568
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	500	496,708

			6,574,924

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		425	$450,880
4.450%	07/15/27		50	56,445
4.950%	12/15/24		60	67,101
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31		165	175,784
3.701%	01/15/39		135	149,988
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23		65	69,413
4.250%	12/01/26		55	62,069
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30		215	233,743
5.250%	04/15/29		345	407,523
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46		45	50,975
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		150	169,428
4.500%	05/15/30		95	109,610
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26		130	141,334
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45		165	204,856

				2,349,149

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	(a)	595	648,999
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	(a)	500	537,613
4.125%	07/01/24		50	54,496
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26		75	82,672
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		70	76,936
4.050%	07/01/30		215	241,066
4.125%	06/15/26		115	128,210
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	(a)	525	518,046
3.700%	06/15/26		200	220,072
4.750%	05/15/47		85	103,842
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	(a)	830	902,287
4.500%	03/15/48	(a)	350	425,325

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28		160	$175,412
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		85	89,270
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	213,656
4.250%	08/15/29		100	112,850
4.375%	10/01/25		40	44,377
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25		145	156,245
Life Storage LP,
Gtd. Notes
4.000%	06/15/29		440	493,054
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28		150	168,546
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50		315	330,456
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24		100	107,652
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29		605	647,916
3.950%	08/15/27		195	219,713

				6,698,711

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	(a)	725	689,963
3.125%	04/18/24		130	138,406
3.125%	04/21/26		70	76,016
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27		250	280,109
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)	505	532,256
4.450%	02/15/25		10	10,660
4.850%	04/01/24		105	113,962
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31		185	179,328
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31		215	207,213

				2,227,913

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors — 0.0%
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	445	$455,441

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	280	303,332
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	150	159,112
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	805	792,536
2.000%	06/30/30	165	162,687
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	695	699,358
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	785	736,554

			2,853,579

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	435	458,516
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,265	1,316,796
4.350%	03/01/29	185	214,141
Sr. Unsec’d. Notes, 144A
3.800%	12/01/57	879	918,554
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	25	25,051
3.663%	05/15/45	50	53,397
3.720%	07/15/43	160	164,266
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	49,702
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	1,610	1,553,367
4.000%	03/22/50	500	575,428

			5,329,218

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	435	462,690

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	244,608
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	360	378,988

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation (cont’d.)
3.500%	05/01/50	475	$502,456
4.300%	05/15/43	80	91,837

			1,217,889

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26	375	404,799
3.500%	03/15/28	280	307,571
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	212,733
4.125%	07/15/23	200	212,738

			1,137,841

TOTAL CORPORATE BONDS (cost $108,363,319)			113,527,807

MUNICIPAL BONDS — 0.3%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	759,978
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	285,916
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	294,486
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	179,655
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	188,739
7.625%	03/01/40	100	167,858
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	17,741

			1,894,373

Florida — 0.0%
County of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	434,573
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	632,076
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	175	175,011

			1,241,660

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	583	899,079

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Illinois — 0.1%
County of Cook,
General Obligation Unlimited, Taxable, BABs, Series D
6.229%	11/15/34	670	$913,230
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	410	575,808

			1,489,038

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	309,264
Great Lakes Water Authority Sewage Disposal System,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	182,184

			491,448

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	540,380
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	402,675
4.850%	07/01/48	800	924,312
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	56,214

			1,923,581

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	182,608

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	124,663

Texas — 0.0%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	506,386
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	780	874,528

			1,380,914

Utah — 0.0%
Utah Transit Authority,
Taxable, Revenue Bonds, Series B
3.443%	12/15/42	730	768,814

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	$278,315

TOTAL MUNICIPAL BONDS (cost $9,697,077)			10,674,493

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	189	190,638
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	390,264
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	759	757,258
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	217	216,439
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	563	562,619
Angel Oak Mortgage Trust LLC,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	218	218,423
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	489	495,589
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	181	181,133
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	155	157,809
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	236	236,216
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.192%(c)	11/25/29	684	662,134
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	23	23,213
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.118%(c)	11/25/50	136	135,731
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.818%(c)	08/25/33	445	446,341
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.918%(c)	12/25/50	123	123,314
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.118%(c)	10/25/33	220	224,710
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.718%(c)	08/25/33	715	715,000

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust,
Series 2021-05INV, Class A2, 144A
2.500%(cc)	06/01/51	800	$809,677
Freddie Mac REMICS,
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.573%(c)	10/15/46	26	26,567
Series 4977, Class IO, IO
4.500%	05/25/50	164	26,753
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	54	54,956
Series 2019-01, Class A42, 144A
4.000%(cc)	02/25/59	4	3,763
Series 2019-H01, Class A1, 144A
2.657%(cc)	10/25/59	119	120,742
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	363	366,680
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	188	191,160
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	36	36,806
Series 2018-08, Class DA
3.000%	11/20/47	27	28,540
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A8, 144A
2.500%(cc)	10/25/51	810	828,441
Homeward Opportunities Fund I Trust,
Series 2019-03, Class A1, 144A
2.675%(cc)	11/25/59	79	79,388
Series 2019-03, Class A3, 144A
3.031%(cc)	11/25/59	247	248,701
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	417	424,835
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	339	352,943
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	174	175,248
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	372	376,739
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	135	137,469
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.192%(c)	10/25/59	86	86,806
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	110	112,810
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.042%(c)	02/25/60	88	87,734

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	372	$379,505
PSMC Trust,
Series 2021-02, Class A3, 144A
2.500%(cc)	05/25/51	695	713,651
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	12	11,772
Sequoia Mortgage Trust,
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	113	114,460
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	102	102,938
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	39	39,792
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	211	213,171
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	289	289,022
Series 2021-02, Class A2, 144A
1.172%(cc)	05/25/65	236	235,535
Verus Securitization Trust,
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	314	313,903
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-RR1, Class A1, 144A
2.500%(cc)	12/25/50	450	456,750

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,166,751)			13,184,088

SOVEREIGN BONDS — 0.0%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	211,860
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	925	904,468
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	81,572
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	267,039

TOTAL SOVEREIGN BONDS (cost $1,428,904)			1,464,939

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corp.
2.000%	01/01/36	1,104	1,142,031
2.500%	06/01/51	150	155,588
3.000%	01/01/27	12	12,503
3.000%	02/01/30	27	28,520
3.000%	05/01/30	45	47,487
3.000%	03/01/35	1,719	1,846,651

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	08/01/43	99	$105,507
3.000%	02/01/47	573	607,193
3.000%	09/01/49	134	143,330
3.000%	01/01/50	1,233	1,303,142
3.000%	06/01/50	89	92,812
3.500%	06/01/33	203	218,948
3.500%	03/01/42	2	2,374
3.500%	12/01/42	70	75,624
3.500%	07/01/43	44	47,288
3.500%	01/01/44	94	101,848
3.500%	03/01/45	184	198,579
3.500%	03/01/46	169	183,963
3.500%	01/01/48	603	644,347
3.500%	01/01/50	346	369,918
4.000%	09/01/40	1	1,405
4.000%	12/01/40	21	23,029
4.000%	02/01/41	23	25,014
4.000%	04/01/42	4	3,953
4.000%	06/01/42	13	14,275
4.000%	11/01/45	77	83,534
4.000%	01/01/46	511	556,344
4.000%	01/01/50	332	352,665
4.000%	02/01/50	503	537,670
4.500%	05/01/40	10	10,677
4.500%	10/01/41	69	76,511
4.500%	05/01/42	34	37,897
4.500%	07/01/45	441	474,493
4.500%	05/01/50	56	60,929
5.000%	07/01/35	19	22,243
5.000%	09/01/39	4	4,300
5.500%	06/01/36	27	30,920
5.500%	05/01/44	321	368,475
6.000%	08/01/34	14	16,252
6.000%	01/01/38	5	5,988
Federal National Mortgage Assoc.
1.500%	TBA	1,335	1,351,088
2.000%	TBA	11,755	11,868,877
2.000%	07/01/28	9	9,452
2.000%	05/01/36	144	149,042
2.000%	05/01/36	1,078	1,116,650
2.500%	TBA	5,950	6,154,066
2.500%	05/01/30	26	27,430
2.500%	05/01/32	111	116,318
2.500%	11/01/34	440	462,436
2.500%	11/01/50	475	492,117
2.500%	11/01/50	1,748	1,809,140
2.500%	12/01/50	21	21,606
2.500%	12/01/50	934	966,734
2.500%	07/01/51	695	720,818
3.000%	TBA	15,880	16,552,729
3.000%	12/01/27	6	5,879
3.000%	06/01/28	118	125,178
3.000%	10/01/28	14	15,110
3.000%	03/01/30	50	52,838
3.000%	09/01/33	10	10,368
3.000%	02/01/34	573	604,534
3.000%	01/01/35	43	46,032
3.000%	05/01/35	559	597,017

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	06/01/35	104	$111,177
3.000%	11/01/36	25	27,044
3.000%	11/01/36	98	103,504
3.000%	12/01/36	28	29,923
3.000%	02/01/40	568	604,984
3.000%	04/01/40	180	193,179
3.000%	04/01/40	206	217,222
3.000%	01/01/43	26	27,912
3.000%	01/01/43	124	131,700
3.000%	02/01/43	194	206,410
3.000%	03/01/43	156	165,869
3.000%	05/01/43	1	1,350
3.000%	05/01/43	20	21,635
3.000%	05/01/43	54	57,321
3.000%	05/01/43	108	113,971
3.000%	07/01/43	15	15,773
3.000%	09/01/43	78	83,390
3.000%	06/01/46	2,196	2,334,992
3.000%	09/01/46	30	32,005
3.000%	11/01/46	14	14,906
3.000%	11/01/46	21	22,827
3.000%	11/01/46	36	38,565
3.000%	11/01/46	82	87,453
3.000%	11/01/46	99	104,756
3.000%	11/01/46	127	134,329
3.000%	11/01/46	144	151,379
3.000%	12/01/46	22	23,621
3.000%	12/01/46	70	74,717
3.000%	12/01/46	114	121,396
3.000%	12/01/46	114	121,491
3.000%	12/01/46	117	123,705
3.000%	01/01/47	76	80,921
3.000%	02/01/47	171	181,395
3.000%	06/01/47	161	172,228
3.000%	11/01/48	796	831,904
3.000%	08/01/49	118	125,626
3.000%	12/01/49	1,384	1,456,777
3.000%	02/01/50	395	418,844
3.000%	05/01/50	1,119	1,186,880
3.000%	07/01/50	205	217,708
3.000%	08/01/50	152	160,743
3.000%	08/01/50	285	301,054
3.000%	09/01/50	27	28,951
3.000%	10/01/50	498	527,845
3.500%	TBA	3,430	3,610,410
3.500%	08/01/32	168	180,442
3.500%	11/01/32	128	137,334
3.500%	12/01/33	442	473,444
3.500%	02/01/35	10	10,623
3.500%	06/01/38	41	43,450
3.500%	10/01/41	9	10,234
3.500%	07/01/42	34	36,416
3.500%	06/01/43	14	15,198
3.500%	06/01/43	17	18,247
3.500%	07/01/43	85	92,764
3.500%	08/01/43	108	116,176
3.500%	09/01/43	45	48,926
3.500%	03/01/44	22	23,742

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	07/01/44	59	$64,012
3.500%	04/01/45	1	714
3.500%	04/01/45	18	19,903
3.500%	04/01/45	76	81,647
3.500%	05/01/45	54	58,919
3.500%	07/01/45	110	118,460
3.500%	09/01/45	107	115,309
3.500%	11/01/45	22	24,072
3.500%	11/01/45	23	24,744
3.500%	12/01/45	178	191,420
3.500%	01/01/46	83	89,915
3.500%	06/01/46	148	160,367
3.500%	02/01/47	22	23,290
3.500%	11/01/47	1,543	1,631,851
3.500%	12/01/47	7	7,216
3.500%	01/01/48	619	654,560
3.500%	02/01/48	36	38,023
3.500%	05/01/49	800	863,666
3.500%	08/01/49	18	19,077
3.500%	10/01/49	92	97,149
3.500%	10/01/49	663	698,038
3.500%	10/01/49	802	874,506
3.500%	02/01/50	444	468,074
3.500%	05/01/50	277	292,209
3.500%	07/01/50	304	322,133
4.000%	TBA	6,035	6,426,332
4.000%	11/01/40	26	28,864
4.000%	11/01/40	189	205,710
4.000%	12/01/40	7	7,948
4.000%	02/01/41	15	16,884
4.000%	02/01/41	18	19,935
4.000%	02/01/41	39	42,608
4.000%	02/01/41	53	57,554
4.000%	02/01/41	788	861,555
4.000%	01/01/42	17	19,092
4.000%	08/01/42	31	34,107
4.000%	01/01/43	14	14,975
4.000%	03/01/44	184	201,779
4.000%	06/01/45	24	25,899
4.000%	09/01/45	7	8,093
4.000%	10/01/45	83	90,582
4.000%	10/01/45	1,748	1,906,902
4.000%	11/01/45	8	8,362
4.000%	12/01/45	10	10,575
4.000%	01/01/46	56	60,218
4.000%	03/01/46	19	20,557
4.000%	07/01/46	51	55,164
4.000%	09/01/46	6	6,836
4.000%	12/01/46	8	8,351
4.000%	02/01/47	61	66,216
4.000%	08/01/47	153	165,357
4.000%	10/01/47	219	235,096
4.000%	02/01/48	51	53,956
4.000%	11/01/49	185	197,394
4.500%	TBA	3,180	3,420,984
4.500%	08/01/24	3	2,621
4.500%	01/01/27	3	2,843
4.500%	09/01/35	18	20,179

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	12/01/39	4	$3,998
4.500%	03/01/40	7	8,294
4.500%	08/01/40	38	42,191
4.500%	10/01/40	20	22,544
4.500%	04/01/41	73	80,751
4.500%	05/01/41	9	10,065
4.500%	05/01/41	578	642,631
4.500%	01/01/44	24	26,949
4.500%	01/01/44	66	72,900
4.500%	04/01/44	33	35,860
4.500%	03/01/46	24	26,878
4.500%	03/01/46	109	120,255
4.500%	07/01/46	76	83,428
4.500%	09/01/46	223	249,306
4.500%	05/01/47	165	183,099
4.500%	06/01/48	328	358,899
4.500%	08/01/48	54	57,962
4.500%	08/01/48	95	102,159
4.500%	08/01/48	306	330,999
4.500%	12/01/48	296	318,611
4.500%	09/01/49	301	328,480
4.500%	11/01/49	13	13,636
4.500%	01/01/50	35	38,312
4.500%	05/01/50	78	84,196
5.000%	TBA	1,000	1,095,937
5.000%	10/01/33	9	10,044
5.000%	11/01/33	2	2,527
5.000%	11/01/33	2	2,586
5.000%	10/01/34	3	3,756
5.000%	04/01/35	1	1,636
5.000%	07/01/35	2	2,078
5.000%	07/01/35	6	6,715
5.000%	07/01/35	8	9,261
5.000%	10/01/35	11	12,194
5.000%	10/01/35	453	518,042
5.000%	07/01/41	133	152,051
5.000%	02/01/42	22	25,108
5.000%	05/01/42	16	18,359
5.000%	07/01/42	38	42,867
5.000%	12/01/47	55	62,745
5.000%	01/01/49	730	814,644
5.500%	04/01/34	5	5,443
5.500%	02/01/35	11	12,685
5.500%	11/01/35	20	23,235
5.500%	12/01/35	124	143,583
5.500%	01/01/36	4	4,575
5.500%	07/01/36	22	25,699
5.500%	08/01/37	27	31,219
5.500%	08/01/37	503	582,575
6.000%	02/01/34	82	94,190
6.000%	04/01/35	5	5,910
6.000%	04/01/35	5	6,327
6.000%	03/01/37	18	21,622
6.000%	01/01/40	4	5,221
6.000%	07/01/41	72	84,717
6.000%	07/01/41	287	339,711
6.500%	11/01/36	8	9,113

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
Government National Mortgage Assoc.
2.500%	TBA	6,176	$6,391,195
2.500%	01/20/43	7	6,996
3.000%	TBA	2,075	2,165,011
3.000%	03/20/43	182	193,565
3.000%	08/20/43	19	19,785
3.000%	05/20/46	124	130,601
3.000%	06/20/46	164	173,668
3.000%	07/20/46	73	76,496
3.000%	09/20/46	184	194,193
3.000%	10/20/46	1,569	1,648,705
3.000%	08/20/49	127	130,992
3.000%	10/20/49	184	188,989
3.000%	05/20/50	935	961,077
3.000%	04/20/51	1,665	1,744,717
3.500%	TBA	1,680	1,763,573
3.500%	01/15/42	7	7,278
3.500%	03/20/42	16	17,292
3.500%	05/20/42	6	6,273
3.500%	06/20/42	275	294,815
3.500%	08/20/42	13	14,130
3.500%	12/20/42	7	7,179
3.500%	01/20/43	48	51,356
3.500%	02/20/43	16	17,333
3.500%	03/20/43	21	22,042
3.500%	04/20/43	55	58,711
3.500%	09/20/43	63	67,746
3.500%	10/15/43	35	36,856
3.500%	08/20/44	391	418,774
3.500%	01/20/45	296	318,491
3.500%	02/20/45	9	9,708
3.500%	07/20/45	736	787,689
3.500%	10/20/45	12	12,595
3.500%	02/20/46	31	33,550
3.500%	02/20/46	37	39,217
3.500%	07/20/46	59	62,355
3.500%	10/20/46	3	3,687
3.500%	11/20/46	209	222,419
3.500%	01/20/47	185	197,365
3.500%	04/20/47	79	83,575
3.500%	07/20/47	121	128,575
3.500%	12/20/47	689	728,562
3.500%	02/20/48	143	155,135
3.500%	04/20/50	744	799,891
4.000%	02/15/41	4	4,678
4.000%	03/15/41	4	4,649
4.000%	10/20/41	29	32,167
4.000%	04/20/42	21	22,469
4.000%	01/20/44	72	78,833
4.000%	02/20/44	23	24,996
4.000%	03/20/45	777	849,948
4.000%	01/20/46	41	44,738
4.000%	05/20/46	50	53,693
4.000%	04/20/47	256	273,535
4.000%	09/20/47	976	1,040,503
4.000%	10/20/50	730	772,900
4.500%	05/20/40	14	15,338
4.500%	01/20/41	22	24,654

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	09/15/45	23		$25,462
4.500%	11/20/46	217		239,893
4.500%	03/20/47	327		353,877
4.500%	08/20/47	138		149,230
4.500%	09/20/48	113		119,996
5.000%	01/20/33	1		1,277
5.000%	05/20/33	7		8,120
5.000%	12/20/34	6		6,245
5.000%	02/20/35	5		5,333
5.000%	03/20/35	4		4,225
5.000%	06/20/35	1		835
5.000%	08/20/35	4		4,251
5.000%	12/20/35	5		5,489
5.000%	01/20/36	1		1,530
5.000%	03/20/36	7		8,019
5.000%	04/15/39	4		5,043
5.000%	04/20/39	5		6,013
5.000%	09/15/39	2		2,196
5.000%	12/15/39	8		9,575
5.000%	01/15/40	7		8,623
5.000%	02/15/40	4		4,558
5.000%	05/20/40	10		11,067
5.000%	06/15/40	7		7,961
5.000%	06/20/40	9		10,215
5.000%	08/20/40	3		3,321
5.000%	10/20/40	40		45,452
5.000%	11/20/40	20		22,589
5.000%	06/20/41	14		15,357
5.000%	08/20/42	2		2,436
5.000%	11/20/42	17		19,191
5.000%	06/20/47	1		877
5.000%	07/20/47	66		72,533
5.000%	08/20/47	26		28,160
5.000%	10/20/47	45		49,542
5.000%	11/20/47	233		255,477
5.000%	02/20/48	44		48,159
5.000%	05/20/48	12		13,241
5.000%	06/20/48	39		43,013
5.000%	06/20/48	403		434,677
5.000%	09/20/48	175		189,200
5.000%	06/20/49	301		324,594
5.500%	08/20/38	8		8,795
5.500%	03/20/48	55		60,290
5.500%	04/20/48	39		42,494
5.500%	05/20/48	167		183,779
5.500%	09/20/48	—	(r)	526
5.500%	10/20/48	13		14,393
5.500%	11/20/48	57		62,821
5.500%	12/20/48	167		184,061
5.500%	01/20/49	50		54,879
5.500%	03/20/49	203		224,254

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $124,693,208)				125,016,461

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds
1.125%	05/15/40	7,760		6,700,275
1.250%	05/15/50	950		775,586

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(continued)
1.375%	08/15/50	2,295	$1,934,255
1.875%	02/15/41(a)	3,080	3,015,994
1.875%	02/15/51(a)	3,565	3,401,790
2.000%	02/15/50	5,615	5,514,983
2.375%	05/15/51	165	176,163
3.125%	11/15/41	5,335	6,354,485
4.500%	05/15/38	230	320,850
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	444	477,759
0.125%	10/15/24	2,058	2,218,170
0.125%	04/15/25	951	1,026,853
0.125%	10/15/25	3,731	4,062,073
0.125%	04/15/26	1,165	1,268,467
0.125%	01/15/31	25	26,990
0.125%	02/15/51	15	16,424
0.250%	01/15/25	3,456	3,741,066
0.375%	07/15/23	3,052	3,246,463
0.375%	01/15/27	1,796	1,989,631
0.500%	04/15/24	1	1,141
0.625%	01/15/24	3,729	4,015,922
0.625%	01/15/26	3,574	3,971,050
U.S. Treasury Notes
0.125%	01/31/23	1,290	1,288,841
0.125%	05/31/23	3,184	3,177,284
0.250%	06/15/23	10,425	10,427,036
0.250%	05/31/25(a)	16,230	15,959,923
0.375%	03/31/22	1,290	1,292,822
0.375%	04/30/25(k)	26,575	26,288,488
0.375%	11/30/25	13,265	13,026,644
0.500%	03/31/25(a)	3,500	3,482,773
0.750%	03/31/26	14,790	14,725,294
0.750%	05/31/26(a)	1,295	1,287,817
1.125%	02/15/31(a)	4,055	3,937,785
1.250%	05/31/28	1,510	1,514,011
1.625%	05/15/31(a)	4,400	4,468,750

TOTAL U.S. TREASURY OBLIGATIONS (cost $158,725,106)			155,133,858

TOTAL LONG-TERM INVESTMENTS (cost $2,491,519,287)			3,185,530,688

		Shares
SHORT-TERM INVESTMENTS — 19.2%
AFFILIATED MUTUAL FUNDS — 18.6%
PGIM Core Ultra Short Bond Fund(wa)		474,313,500	474,313,500
PGIM Institutional Money Market Fund (cost $198,767,163; includes $198,755,345 of cash collateral for securities on loan)(b)(wa)		198,876,032	198,756,706

TOTAL AFFILIATED MUTUAL FUNDS (cost $673,080,663)			673,070,206

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(h)(k)(n) — 0.6%
U.S. Treasury Bills
0.049%	12/30/21	21,700	$21,694,465

(cost $21,694,679)

TOTAL SHORT-TERM INVESTMENTS (cost $694,775,342)			694,764,671

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.2% (cost $3,186,294,629)			3,880,295,359

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $8,299)			(2,300)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.2% (cost $3,186,286,330)			3,880,293,059
Liabilities in excess of other assets(z) — (7.2)%			(259,443,614)

NET ASSETS — 100.0%			$3,620,849,445

See	the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,439,628; cash collateral of $198,755,345 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Erste Group Bank AG	Call	Morgan Stanley & Co. LLC	07/16/21	$36.00	40	EUR	4	$(95)
Julius Baer Group Ltd.	Call	Morgan Stanley & Co. LLC	09/17/21	$68.00	51	CHF	5	(2,205)

Total Options Written (premiums received $8,299)								$(2,300)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
140	2 Year U.S. Treasury Notes	Sep. 2021	$30,844,844	$(36,479)
107	5 Year U.S. Treasury Notes	Sep. 2021	13,206,977	(20,214)
33	10 Year U.S. Treasury Notes	Sep. 2021	4,372,500	23,353
27	20 Year U.S. Treasury Bonds	Sep. 2021	4,340,250	100,931
73	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	14,066,188	585,939
661	Mini MSCI EAFE Index	Sep. 2021	76,150,505	(1,920,204)
200	Mini MSCI Emerging Markets Index	Sep. 2021	13,648,000	(30,055)
239	Russell 2000 E-Mini Index	Sep. 2021	27,578,210	(125,459)
782	S&P 500 E-Mini Index	Sep. 2021	167,684,260	2,454,113
67	S&P Mid Cap 400 E-Mini Index	Sep. 2021	18,039,080	(241,967)

				789,958

Short Positions:
63	5 Year U.S. Treasury Notes	Sep. 2021	7,776,070	6,088
3	10 Year U.S. Ultra Treasury Notes	Sep. 2021	441,609	(4,599)

				1,489

				$791,447

Forward foreign currency exchange contract outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/23/21	Citibank, N.A.	AUD	77	$58,271	$57,753	$—	$(518)
Expiring 07/23/21	Citibank, N.A.	AUD	45	34,603	33,752	—	(851)
Expiring 07/23/21	Citibank, N.A.	AUD	40	31,033	30,002	—	(1,031)
British Pound,
Expiring 08/20/21	Citibank, N.A.	GBP	41	57,193	56,722	—	(471)
Expiring 08/20/21	State Street	GBP	47	66,257	65,023	—	(1,234)
Canadian Dollar,
Expiring 07/23/21	Canadian Imperial Bank of Commerce	CAD	73	59,241	58,889	—	(352)
Expiring 07/23/21	Canadian Imperial Bank of Commerce	CAD	40	31,912	32,268	356	—
Expiring 07/23/21	Goldman Sachs International	CAD	40	31,834	32,268	434	—
Euro,
Expiring 08/20/21	Citibank, N.A.	EUR	18	22,409	21,870	—	(539)
Expiring 08/20/21	Goldman Sachs International	EUR	50	59,758	59,349	—	(409)
Expiring 08/20/21	Morgan Stanley & Co. International PLC	EUR	18	22,404	21,870	—	(534)
Expiring 08/20/21	State Street	EUR	18	22,075	21,544	—	(531)

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contract outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 07/23/21	HSBC Bank PLC	NZD	45	$32,021	$31,454	$—	$(567)
Expiring 07/23/21	HSBC Bank PLC	NZD	45	32,265	31,453	—	(812)
Expiring 07/23/21	Morgan Stanley & Co. International PLC	NZD	85	59,597	59,413	—	(184)
Norwegian Krone,
Expiring 07/23/21	Goldman Sachs International	NOK	280	33,256	32,523	—	(733)
Expiring 07/23/21	JPMorgan Chase Bank, N.A.	NOK	500	58,823	58,078	—	(745)
Expiring 07/23/21	UBS AG	NOK	270	32,181	31,362	—	(819)
Swedish Krona,
Expiring 08/20/21	HSBC Bank PLC	SEK	500	58,737	58,452	—	(285)
Expiring 08/20/21	State Street	SEK	500	60,201	58,452	—	(1,749)

				$864,071	$852,497	790	(12,364)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Australian Dollar,
Expiring 07/23/21	Goldman Sachs International	AUD	80	$61,653	$60,003	$1,650	$—
Expiring 07/23/21	HSBC Bank PLC	AUD	5	3,873	3,751	122	—
Expiring 07/23/21	JPMorgan Chase Bank, N.A.	AUD	77	57,874	57,753	121	—
British Pound,
Expiring 08/20/21	Citibank, N.A.	GBP	42	59,287	58,105	1,182	—
Expiring 08/20/21	Citibank, N.A.	GBP	41	56,953	56,722	231	—
Expiring 08/20/21	Citibank, N.A.	GBP	5	7,047	6,918	129	—
Canadian Dollar,
Expiring 07/23/21	Bank of America, N.A.	CAD	5	4,134	4,033	101	—
Expiring 07/23/21	HSBC Bank PLC	CAD	75	61,783	60,503	1,280	—
Expiring 07/23/21	HSBC Bank PLC	CAD	73	58,912	58,890	22	—
Euro,
Expiring 08/20/21	Bank of America, N.A.	EUR	45	54,569	53,414	1,155	—
Expiring 08/20/21	Citibank, N.A.	EUR	10	12,162	11,870	292	—
Expiring 08/20/21	UBS AG	EUR	50	59,594	59,348	246	—
New Zealand Dollar,
Expiring 07/23/21	Citibank, N.A.	NZD	85	59,258	59,413	—	(155)
Expiring 07/23/21	Morgan Stanley & Co. International PLC	NZD	85	60,605	59,413	1,192	—
Expiring 07/23/21	Morgan Stanley & Co. International PLC	NZD	5	3,595	3,495	100	—
Norwegian Krone,
Expiring 07/23/21	Bank of America, N.A.	NOK	500	57,813	58,078	—	(265)
Expiring 07/23/21	Morgan Stanley & Co. International PLC	NOK	495	59,304	57,497	1,807	—
Expiring 07/23/21	UBS AG	NOK	55	6,637	6,389	248	—
Swedish Krona,
Expiring 08/20/21	Bank of America, N.A.	SEK	500	57,970	58,451	—	(481)
Expiring 08/20/21	JPMorgan Chase Bank, N.A.	SEK	500	60,151	58,451	1,700	—

				$863,174	$852,497	11,578	(901)

						$12,368	$(13,265)

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	6,400	0.478%	$132,573	$164,856	$32,283
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	44,300	0.478%	932,501	1,141,112	208,611

					$1,065,074	$1,305,968	$240,894

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$229,499
J.P. Morgan Securities LLC	—	1,218,689
Morgan Stanley & Co. LLC	—	16,941,678

Total	$—	$18,389,866

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,999,122,168	$738,020,751	$—
Preferred Stocks	2,493,966	4,210,447	—
Master Limited Partnership	2,182,414	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities
Automobiles	$—	$2,165,654	$—
Collateralized Loan Obligations	—	1,773,374	—
Credit Cards	—	159,719	—
Equipment	—	764,110	—
Other	—	1,744,450	—
Residential Mortgage-Backed Securities	—	268,163	—
Student Loans	—	4,125,200	—
Commercial Mortgage-Backed Securities	—	9,498,626	—
Corporate Bonds	—	113,527,807	—
Municipal Bonds	—	10,674,493	—
Residential Mortgage-Backed Securities	—	13,184,088	—
Sovereign Bonds	—	1,464,939	—
U.S. Government Agency Obligations	—	125,016,461	—
U.S. Treasury Obligations	—	155,133,858	—
Short-Term Investments
Affiliated Mutual Funds	673,070,206	—	—
U.S. Treasury Obligation	—	21,694,465	—

Total	$2,676,868,754	$1,203,426,605	$—

Liabilities
Options Written	$(2,300)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,170,424	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	12,368	—
Centrally Cleared Credit Default Swap Agreements	—	240,894	—

Total	$3,170,424	$253,262	$—

Liabilities
Futures Contracts	$(2,378,977)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(13,265)	—

Total	$(2,378,977)	$(13,265)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	18.6%
Software	4.9
Equity Real Estate Investment Trusts (REITs)	4.9
U.S. Treasury Obligations	4.9
Banks	4.7
Interactive Media & Services	4.6
IT Services	4.0
Semiconductors & Semiconductor Equipment	3.9
U.S. Government Agency Obligations	3.4
Pharmaceuticals	3.3
Capital Markets	3.1
Insurance	3.0
Health Care Equipment & Supplies	2.8

Internet & Direct Marketing Retail	2.7%
Health Care Providers & Services	2.1
Industrial Conglomerates	2.1
Chemicals	1.9
Hotels, Restaurants & Leisure	1.9
Machinery	1.4
Containers & Packaging	1.4
Life Sciences Tools & Services	1.4
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	1.3
Entertainment	1.3
Biotechnology	1.2
Oil, Gas & Consumable Fuels	1.0
Aerospace & Defense	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Media	0.8%
Professional Services	0.8
Electric Utilities	0.8
Automobiles	0.8
Multi-Utilities	0.7
Food Products	0.7
Beverages	0.6
Textiles, Apparel & Luxury Goods	0.6
Road & Rail	0.6
Electrical Equipment	0.6
Diversified Telecommunication Services	0.6
Metals & Mining	0.6
Food & Staples Retailing	0.5
Commercial Services & Supplies	0.5
Diversified Financial Services	0.5
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.5
Personal Products	0.5
Air Freight & Logistics	0.5
Wireless Telecommunication Services	0.5
Multiline Retail	0.4
Household Durables	0.4
Residential Mortgage-Backed Securities	0.4
Real Estate Management & Development	0.4
Municipal Bonds	0.3
Commercial Mortgage-Backed Securities	0.3
Healthcare-Services	0.3
Building Products	0.3
Tobacco	0.3
Trading Companies & Distributors	0.2
Oil & Gas	0.2
Thrifts & Mortgage Finance	0.2
Leisure Products	0.2
Consumer Finance	0.2
Independent Power & Renewable Electricity Producers	0.2
Real Estate Investment Trusts (REITs)	0.2
Electric	0.2
Diversified Consumer Services	0.2
Telecommunications	0.2
Energy Equipment & Services	0.1
Airlines	0.1
Construction Materials	0.1
Household Products	0.1
Health Care Technology	0.1
Auto Manufacturers	0.1
Student Loans	0.1

Gas Utilities	0.1%
Construction & Engineering	0.1
Water Utilities	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Pipelines	0.1
Retail	0.1
Commercial Services	0.1
Paper & Forest Products	0.1
Internet	0.1
Communications Equipment	0.1
Collateralized Loan Obligations	0.1
Other	0.0	*
Computers	0.0	*
Healthcare-Products	0.0	*
Sovereign Bonds	0.0	*
Transportation	0.0	*
Marine	0.0	*
Trucking & Leasing	0.0	*
Gas	0.0	*
Distributors	0.0	*
Foods	0.0	*
Equipment	0.0	*
Building Materials	0.0	*
Iron/Steel	0.0	*
Toys/Games/Hobbies	0.0	*
Home Furnishings	0.0	*
Semiconductors	0.0	*
Advertising	0.0	*
Transportation Infrastructure	0.0	*
Mining	0.0	*
Oil & Gas Services	0.0	*
Forest Products & Paper	0.0	*
Electronics	0.0	*
Environmental Control	0.0	*
Credit Cards	0.0	*
Lodging	0.0	*
Agriculture	0.0	*
Packaging & Containers	0.0	*
Auto Parts & Equipment	0.0	*

	107.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(7.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$240,894	*	—	$—
Equity contracts	Due from/to broker-variation margin futures	2,454,113	*	Due from/to broker-variation margin futures	2,317,685	*
Equity contracts		—		Options written outstanding, at value	2,300
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,368		Unrealized depreciation on OTC forward foreign currency exchange contracts	13,265
Interest rate contracts	Due from/to broker-variation margin futures	716,311	*	Due from/to broker-variation margin futures	61,292	*

		$3,423,686			$2,394,542

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$345,701
Equity contracts	20,194	45,038,068	—	—
Foreign exchange contracts	—	—	3,236	—
Interest rate contracts	—	(2,371,605)	—	—

Total	$20,194	$42,666,463	$3,236	$345,701

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(37,260)
Equity contracts	26,827	(6,228,312)	—	—
Foreign exchange contracts	—	—	(897)	—
Interest rate contracts	—	851,207	—	—

Total	$26,827	$(5,377,105)	$(897)	$(37,260)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$13,599	$353,637,910	$3,018,101	$288,024

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(2)
$287,725

Credit Default Swap Agreements— Sell Protection(1)
$56,200,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$193,439,628	$(193,439,628)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,256	$(746)	$510	$—	$510
Canadian Imperial Bank of Commerce	356	(352)	4	—	4
Citibank, N.A.	1,834	(3,565)	(1,731)	—	(1,731)
Goldman Sachs International	2,084	(1,142)	942	—	942
HSBC Bank PLC	1,424	(1,664)	(240)	—	(240)
JPMorgan Chase Bank, N.A.	1,821	(745)	1,076	—	1,076
Morgan Stanley & Co. International PLC	3,099	(718)	2,381	—	2,381
Morgan Stanley & Co. LLC	—	(2,300)	(2,300)	—	(2,300)
State Street	—	(3,514)	(3,514)	—	(3,514)
UBS AG	494	(819)	(325)	—	(325)

	$12,368	$(15,565)	$(3,197)	$—	$(3,197)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $193,439,628:
Unaffiliated investments (cost $2,513,213,966)	$3,207,225,153
Affiliated investments (cost $673,080,663)	673,070,206
Foreign currency, at value (cost $1,797,703)	1,796,200
Cash	1,397
Receivable for investments sold	5,588,808
Dividends and interest receivable	3,657,661
Tax reclaim receivable	1,626,877
Receivable from affiliate	36,942
Unrealized appreciation on OTC forward foreign currency exchange contracts	12,368
Due from broker-variation margin swaps	7,937
Prepaid expenses and other assets	389,955

Total Assets	3,893,413,504

LIABILITIES
Payable to broker for collateral for securities on loan	198,755,345
Payable for investments purchased	69,877,944
Management fee payable	1,066,057
Payable for Portfolio shares purchased	871,806
Payable to affiliate	772,981
Foreign capital gains tax liability accrued	409,004
Accrued expenses and other liabilities	385,138
Due to broker-variation margin futures	260,544
Distribution fee payable	149,242
Unrealized depreciation on OTC forward foreign currency exchange contracts	13,265
Options written outstanding, at value (premiums received $8,299)	2,300
Affiliated transfer agent fee payable	433

Total Liabilities	272,564,059

NET ASSETS	$3,620,849,445

Net assets were comprised of:
Partners’ Equity	$3,620,849,445

Net asset value and redemption price per share, $3,620,849,445 / 180,531,510 outstanding shares of beneficial interest	$20.06

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,460,103 foreign withholding tax, of which $129,848 is reimbursable by an affiliate)	$20,848,211
Interest income	3,061,353
Affiliated dividend income	324,212
Income from securities lending, net (including affiliated income of $32,728)	124,128

Total income	24,357,904

EXPENSES
Management fee	12,324,392
Distribution fee	4,363,308
Custodian and accounting fees	287,175
Trustees’ fees	24,764
Legal fees and expenses	14,074
Audit fee	13,909
Shareholders’ reports	5,442
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,594
Miscellaneous	62,884

Total expenses	17,099,542
Less: Fee waiver and/or expense reimbursement	(181,514)

Net expenses	16,918,028

NET INVESTMENT INCOME (LOSS)	7,439,876

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(27,323))	229,533,194
Futures transactions	42,666,463
Forward currency contract transactions	3,236
Options written transactions	20,194
Swap agreements transactions	345,701
Foreign currency transactions	(47,913)

272,520,875

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $8,126) (net of change in foreign capital gains taxes $288,807)	101,497,145
Futures	(5,377,105)
Forward currency contracts	(897)
Options written	26,827
Swap agreements	(37,260)
Foreign currencies	(62,642)

96,046,068

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	368,566,943

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$376,006,819

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,439,876	$14,444,589
Net realized gain (loss) on investment and foreign currency transactions	272,520,875	(58,594,703)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	96,046,068	283,560,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	376,006,819	239,410,322

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [200,319 and 166,085,731 shares, respectively]	3,773,878	2,269,425,944
Portfolio shares purchased [6,163,875 and 165,875,305 shares, respectively]	(118,632,152)	(2,099,112,074)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(114,858,274)	170,313,870

TOTAL INCREASE (DECREASE)	261,148,545	409,724,192
NET ASSETS:
Beginning of period	3,359,700,900	2,949,976,708

End of period	$3,620,849,445	$3,359,700,900

SEE NOTES TO FINANCIAL STATEMENTS.

A244

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2021 consisted of 75 separate portfolios. The information presented in these financial statements pertains only to the 7 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Investment Objective(s)	Subadviser(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”)	Long-term capital appreciation.	AlphaSimplex Group, LLC; AQR Capital Management, LLC; CoreCommodity Management, LLC; First Quadrant, L.P.; Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); Morgan Stanley Investment Management, Inc.; Pacific Investment Management Company, LLC (“PIMCO”); QMA LLC (“QMA”)(a wholly-owned subsidiary of PGIM, Inc.); Western Asset Management Company, LLC; Western Asset Management Company Limited; effective June 5, 2021; ClearBridge Investments, LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company (“MFS”); PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; PGIM Real Estate (a business unit of PGIM Inc.); Wellington Management Company, LLP(“Wellington”)
AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA; effective June 5, 2021; ClearBridge Investments, LLC; J.P. Morgan Investment Management, Inc.; Jennison; MFS; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; Wellington

B1

Portfolio	Investment Objective(s)	Subadviser(s)
AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC

AST Franklin 85/15 Diversified Allocation Portfolio (“Franklin 85/15 Diversified Allocation”) formerly known as AST Legg Mason Diversified Growth Portfolio	High risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC; ClearBridge Investments, LLC; QS Investors, LLC; Western Asset Management Company, LLC; Western Asset Management Company Limited; effective April 26, 2021; Franklin Advisers, Inc.

AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc.

AST J.P. Morgan Tactical Preservation Portfolio (“J.P. Morgan Tactical Preservation”) formerly known as AST J.P. Morgan Strategic Opportunities Portfolio	Maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.

AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.; T. Rowe Price International Ltd.; T. Rowe Price Japan, Inc.; T. Rowe Price Hong Kong Limited

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”), with the exception of Franklin 85/15 Diversified Allocation for which PGIM Investments is the sole Investment Manager. Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends

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and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by

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obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency

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exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

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Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject

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the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting

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arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery

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transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Master Limited Partnerships (MLPs): Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding

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taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in Note 1 above as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Academic Strategies^†*(1)	0.9325% first $300 million; 0.9225% on next $200 million; 0.9125% on next $250 million; 0.9025% on next $ 2.5 billion; 0.8925% on next $2.75 billion; 0.8625% on next $4 billion; 0.8425% on next $ 2.5 billion; 0.8225% on next $ 2.5 billion; 0.8025% on next $5 billion; 0.7825% on next $5 billion; 0.7625% on next $5 billion; 0.7425% on next $5 billion; 0.7225% on next $5 billion; 0.7025% in excess of $40 billion	0.63%

B10

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Capital Growth Asset Allocation#^(1)	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $ 5 billion; 0.5825% on next $ 5 billion; 0.5625% on next $ 5 billion; 0.5425% on next $ 5 billion; 0.5225% on next $ 5 billion; 0.5025% in excess of $40 billion	0.19%
ClearBridge Dividend Growth	0.6825% first $300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.65%
Franklin 85/15 Diversified Allocation	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.65%
J.P. Morgan Global Thematic**	0.7825% first $300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.76%
J.P. Morgan Tactical Preservation##	0.7825% first $300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.65%
T. Rowe Price Growth Opportunities	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.70%

B11

Portfolio	Fee Waivers and/or Expense Limitations
Academic Strategies

contractually waive 0.007%

through June 4, 2021;

effective June 5, 2021,

contractually waive 0.02%

through June 30, 2022;

effective June 5, 2021, contractually

limit expenses to 1.13%

through June 30, 2023*****

Capital Growth Asset Allocation	effective June 5, 2021, contractually waive 0.02% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.89% through June 30, 2023*****
ClearBridge Dividend Growth	contractually waive 0.012% through June 30, 2022; effective June 5, 2021, contractually limit expenses to 0.91% through June 30, 2023
Franklin 85/15 Diversified Allocation***	effective April 24, 2021, contractually waive 0.018% through June 30, 2022; contractually limit expenses to 1.07% through June 30, 2022
J.P. Morgan Tactical Preservation****	effective February 20, 2021, contractually limit expenses to 0.91% through June 30, 2022
T. Rowe Price Growth Opportunities	contractually waive 0.0104% through June 30, 2022

^

Effective June 5, 2021, management fees are calculated based on an aggregation of net assets of Academic Strategies, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

†

For Academic Strategies, the investment management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other Portfolios of the Trust. The investment management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other Portfolios of the Trust. Portfolio assets invested in mutual funds other than the portfolios of the Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves. Prior to June 5, 2021, the contractual management fee rate was:

Fund-of-Funds	Segments/Sleeves:
0.72%	of average daily net assets
Non Fund-of-Funds Segments/Sleeves:
0.5525%	first $300 million;
0.5425%	on next $200 million;
0.5325%	on next $250 million;
0.5225%	on next $2.5 billion;
0.5125%	on next $2.75 billion;
0.4825%	on next $4 billion;
0.4625%	in excess of $10 billion

*

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the

B12

expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” was terminated on June 4, 2021.

#	Prior to June 5, 2021, the contractual management fee rate was 0.15% on all assets.

**

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.

##	Prior to February 20, 2021, the contractual management fee rate was;

0.8325% first $300 million;

0.8225% on next $200 million;

0.8125% on next $250 million;

0.8025% on next $2.5 billion;

0.7925% on next $2.75 billion;

0.7625% on next $4 billion;

0.7425% in excess of $10 billion

***

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the investment management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.

****

The Investment Manager has agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

*****

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

(1)

Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver was terminated on June 4, 2021. As described below, this voluntary fee waiver was applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

B13

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. For assets that are invested in other Portfolios, no 12b-1 fee is charged for the assets of Academic Strategies through June 4, 2021. Effective June 5, 2021, for assets that are invested in other Portfolios, the 12b-1 fee is waived for the assets of Academic Strategies and Capital Growth Asset Allocation. Also, for assets that are invested in other Portfolios, the 12b-1 fee is waived for the assets of Franklin 85/15 Diversified Allocation and J.P. Morgan Tactical Preservation. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2021, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Academic Strategies	$2,970
ClearBridge Dividend Growth	492
Franklin 85/15 Diversified Allocation	2,999
J.P. Morgan Global Thematic	19,220
J.P. Morgan Tactical Preservation	13,313

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

B14

For the reporting period ended June 30, 2021, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Academic Strategies	$25,123,914	$—	$—
T. Rowe Price Growth Opportunities	198,034	—	—

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
Academic Strategies	$206,271
Capital Growth Asset Allocation	64,540
Franklin 85/15 Diversified Allocation	27,537
J.P. Morgan Global Thematic	56,554
J.P. Morgan Tactical Preservation	82,425
T. Rowe Price Growth Opportunities	129,848

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
Academic Strategies	$106,913
Capital Growth Asset Allocation	6,796
ClearBridge Dividend Growth	45,750
Franklin 85/15 Diversified Allocation	54,630
J.P. Morgan Global Thematic	107,247
J.P. Morgan Tactical Preservation	147,072
T. Rowe Price Growth Opportunities	128,338

B15

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2021, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Academic Strategies	$2,897,397,249	$5,200,414,941
Capital Growth Asset Allocation	2,890,291,083	14,314,650,560
ClearBridge Dividend Growth	84,723,825	183,538,485
Franklin 85/15 Diversified Allocation	460,642,852	500,567,915
J.P. Morgan Global Thematic	1,541,053,885	2,059,188,914
J.P. Morgan Tactical Preservation	3,744,058,088	4,574,289,662
T. Rowe Price Growth Opportunities	1,789,233,015	1,953,871,170

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2021, is presented as follows:

Academic Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Funds(wd):

AST Blackrock Low Duration Bond Portfolio *(1)
$ 802,931	$730,312	$1,534,626	$(72,620)	$74,003	$—	—	$—

AST BlackRock/Loomis Sayles Bond Portfolio *(1)
37,039,431	32,387,842	36,396,342	(961,795)	504,349	32,573,485	2,072,105	—

AST ClearBridge Dividend Growth Portfolio *(1)
32,738,550	30,076,547	26,755,120	4,146,478	93,147	40,299,602	1,545,230	—

AST Cohen & Steers Global Realty Portfolio *(1)
183,731,529	144,580,854	360,701,134	(47,597,247)	79,985,998	—	—	—

AST Cohen & Steers Realty Portfolio *(1)
114,975,614	89,694,155	229,596,688	(28,687,609)	53,614,528	—	—	—

AST Emerging Markets Equity Portfolio *(1)
177,037,591	126,718,442	280,822,815	(37,812,053)	50,554,685	35,675,850	3,219,842	—

AST Goldman Sachs Small-Cap Value Portfolio *(1)
60,410,144	31,969,700	93,172,172	(23,013,974)	36,363,339	12,557,037	408,226	—

AST Government Money Market Portfolio *(1)
255,583	255,585	255,584	—	—	255,584	255,584	1

AST High Yield Portfolio *(1)
187,562,869	156,222,705	333,797,048	(29,835,305)	37,858,335	18,011,556	1,473,941	—

AST Hotchkis & Wiley Large-Cap Value Portfolio *(1)
45,159,811	36,915,310	95,502,336	(6,026,438)	19,453,653	—	—	—

AST International Growth Portfolio *(1)
192,672,790	103,222,527	307,766,366	(78,569,255)	90,440,304	—	—	—

AST International Value Portfolio *(1)
244,610,449	219,581,745	494,374,947	(43,292,901)	73,475,654	—	—	—

AST Jennison Large-Cap Growth Portfolio *(1)
21,998,661	11,597,256	33,782,570	(7,476,957)	7,663,610	—	—	—

AST Loomis Sayles Large-Cap Growth Portfolio *(1)
24,027,707	13,667,872	39,706,526	(6,571,655)	8,582,602	—	—	—

B16

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST MFS Growth Portfolio *(1)
$ 20,505,537	$12,567,754	$34,154,611	$(4,576,205)	$5,657,525	$—	—	$—

AST MFS Large-Cap Value Portfolio *(1)
60,167,832	45,695,937	115,374,033	(12,107,626)	21,617,890	—	—	—

AST Mid-Cap Growth Portfolio *(1)
123,586,366	63,845,376	187,336,703	(53,316,711)	53,221,672	—	—	—

AST Mid-Cap Value Portfolio *(1)
80,978,732	169,947,160	314,349,377	(23,369,995)	86,793,480	—	—	—

AST Prudential Core Bond Portfolio *(1)
100,599,305	94,824,581	98,951,816	(3,160,974)	1,274,562	94,585,658	6,775,477	—

AST QMA International Core Equity Portfolio *(1)
170,127,487	136,704,417	329,412,544	(29,807,976)	52,388,616	—	—	—

AST QMA US Equity Alpha Portfolio *(1)
60,252,583	44,854,758	117,685,608	(14,584,982)	27,163,249	—	—	—

AST Small-Cap Growth Opportunities Portfolio *(1)
14,455,126	12,814,851	14,168,080	(2,051,763)	2,789,354	13,839,488	410,911	—

AST Small-Cap Growth Portfolio *(1)
14,750,986	11,933,282	14,146,084	(2,062,878)	3,179,719	13,655,025	161,981	—

AST Small-Cap Value Portfolio *(1)
58,314,266	41,580,326	103,111,018	(7,864,263)	23,559,505	12,478,816	340,672	—

AST T. Rowe Price Large-Cap Growth Portfolio *(1)
25,187,848	14,433,004	41,131,846	(7,078,438)	8,589,432	—	—	—

AST T. Rowe Price Large-Cap Value Portfolio *(1)
45,288,845	35,066,346	89,472,611	(7,939,495)	17,056,915	—	—	—

AST T. Rowe Price Natural Resources Portfolio *(1)
37,668	20,263,709	8,487,258	418,753	—	12,232,872	481,989	—

AST WEDGE Capital Mid-Cap Value Portfolio *(1)
79,048,594	—	53,397,661	(26,281,252)	630,319	—	—	—

AST Western Asset Core Plus Bond Portfolio *(1)
81,355,217	69,248,500	77,490,000	(3,021,557)	1,218,823	71,310,983	4,785,972	—

AST Western Asset Emerging Markets Debt Portfolio *(1)
—	17,546,638	—	13,623	—	17,560,261	1,362,317	—

$2,257,680,052	$1,788,947,491	$3,932,833,524	$(502,563,070)	$763,805,268	$375,036,217		$1

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wd)(vv)
450,433,845	1,749,342,151	1,426,919,405	—	—	772,856,591	772,856,591	349,927

PGIM Institutional Money Market Fund (1)(wd)
53,441,390	570,122,197	486,622,718	(455)	(11,527)	136,928,887	137,011,094	27,632	(2)

$ 503,875,235	$2,319,464,348	$1,913,542,123	$(455)	$(11,527)	$909,785,478		$377,559

$2,761,555,287	$4,108,411,839	$5,846,375,647	$(502,563,525)	$763,793,741	$1,284,821,695		$377,560

B17

Capital Growth Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Funds(wd):

AST BlackRock/Loomis Sayles Bond Portfolio *(1)
$221,597,378	$24,750,000	$24,545,000	$(5,715,928)	$3,323,506	$219,409,956	13,957,376	$—

AST ClearBridge Dividend Growth Portfolio *(1)
726,833,906	—	484,267,789	(37,355,861)	132,361,326	337,571,582	12,943,696	—

AST Emerging Markets Equity Portfolio *(1)
98,909,991	1,724,999	44,910,000	(5,662,618)	12,204,652	62,267,024	5,619,767	—

AST Global Bond Portfolio *(1)
959,070,975	107,215,001	106,160,000	(24,668,059)	7,140,432	942,598,349	77,900,690	—

AST Goldman Sachs Small-Cap Value Portfolio *(1)
155,243,391	5,190,001	30,870,478	12,370,140	18,482,907	160,415,961	5,215,083	—

AST High Yield Portfolio *(1)
63,624,826	7,435,000	—	3,106,368	—	74,166,194	6,069,247	—

AST Hotchkis & Wiley Large-Cap Value Portfolio *(1)
671,296,444	12,300,001	695,401,779	(67,725,873)	258,121,720	178,590,513	4,321,087	—

AST International Growth Portfolio *(1)
665,159,889	26,099,999	737,782,502	(256,679,283)	303,201,897	—	—	—

AST International Value Portfolio *(1)
668,223,806	27,315,001	775,071,023	(103,442,702)	182,974,918	—	—	—

AST Jennison Large-Cap Growth Portfolio *(1)
579,684,368	1,900,000	469,288,806	(175,599,852)	190,648,211	127,343,921	1,852,814	—

AST Large-Cap Core Portfolio *(1)
1,803,575,152	—	2,057,912,486	(467,700,737)	722,038,071	—	—	—

AST Loomis Sayles Large Cap Growth Portfolio *(1)
637,171,716	2,235,000	698,242,823	(182,122,739)	240,958,846	—	—	—

AST MFS Growth Portfolio *(1)
540,131,283	1,899,999	446,189,931	(113,348,482)	151,832,653	134,325,522	2,730,749	—

AST MFS Large-Cap Value Portfolio *(1)
894,339,490	16,404,999	824,365,169	(112,379,604)	251,333,255	225,332,971	8,096,765	—

AST Mid-Cap Growth Portfolio *(1)
60,000,116	255,000	59,952,844	(17,369,629)	17,067,357	—	—	—

AST Mid-Cap Value Portfolio *(1)
33,389,499	27,742,871	82,206,867	(5,705,944)	26,780,441	—	—	—

AST Prudential Core Bond Portfolio *(1)
776,712,577	87,995,000	86,975,000	(18,538,557)	5,260,550	764,454,570	54,760,356	—

AST QMA International Core Equity Portfolio *(1)
577,759,649	22,885,000	677,893,901	(95,294,446)	172,543,698	—	—	—

AST Small-Cap Growth Opportunities Portfolio *(1)
120,623,078	7,220,000	8,319,232	1,349,846	2,769,943	123,643,635	3,671,129	—

AST Small-Cap Growth Portfolio *(1)
137,792,888	7,220,000	30,942,190	(3,825,639)	13,448,503	123,693,562	1,467,302	—

AST Small-Cap Value Portfolio *(1)
118,372,985	38,440,000	25,793,175	21,120,823	9,794,250	161,934,883	4,420,827	—

AST T. Rowe Price Large-Cap Growth Portfolio *(1)

B18

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$663,491,951	$2,235,001	$592,887,161	$(176,461,459)	$225,167,032	$121,545,364	1,669,579	$—

AST T. Rowe Price Natural Resources Portfolio *(1)
—	116,930,000	2,610,000	7,361,965	162,426	121,844,391	4,800,803	—

AST T.Rowe Price Large-Cap Value Portfolio *(1)
673,219,262	12,300,000	821,445,148	(125,525,416)	261,451,302	—	—	—

AST WEDGE Capital Mid-Cap Value Portfolio *(1)
33,383,872	—	27,602,871	(5,782,005)	1,004	—	—	—

AST Western Asset Core Plus Bond Portfolio *(1)
508,208,803	54,999,999	54,660,000	(18,376,711)	8,325,343	498,497,434	33,456,204	—

AST Western Asset Emerging Markets Debt Portfolio *(1)
49,447,435	—	17,955,000	(2,038,525)	618,716	30,072,626	2,333,020	—

$12,437,264,730	$612,692,871	$9,884,251,175	$(1,976,010,927)	$3,218,012,959	$4,407,708,458		$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wd)
2,012,366,362	4,136,841,804	1,721,560,626	—	—	4,427,647,540	4,427,647,540	1,724,735

$14,449,631,092	$4,749,534,675	$11,605,811,801	$(1,976,010,927)	$3,218,012,959	$8,835,355,998		$1,724,735

ClearBridge Dividend Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund (1)(b)(we)
$33,376,527	$78,442,949	$61,673,321	$1,237	$(3,032)	$50,144,360	50,174,465	$9,694	(2)

Franklin 85/15 Diversified Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Funds(wd):

AST Western Asset Core Plus Bond Portfolio *(1)
$67,915,925	$27,317,000	$—	$(1,078,340)	$—	$94,154,585	6,319,100	$—

AST Western Asset Emerging Markets Debt Portfolio *(1)
13,049,106	—	12,582,002	(1,926,083)	1,458,979	—	—	—

Prudential Financial Inc.
—	107,078	107,482	—	404	—	—	—

$80,965,031	$27,424,078	$12,689,484	$(3,004,423)	$1,459,383	$94,154,585		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wd)
58,315,379	148,157,594	118,751,176	—	—	87,721,797	87,721,797	50,357

PGIM Institutional Money Market Fund (1)(b)(wd)
22,450,369	69,752,853	76,913,417	333	(566)	15,289,572	15,298,752	5,599	(2)

$80,765,748	$217,910,447	$195,664,593	$333	$(566)	$103,011,369		$55,956

$161,730,779	$245,334,525	$208,354,077	$(3,004,090)	$1,458,817	$197,165,954		$55,956

B19

J.P. Morgan Global Thematic

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$215,798,994	$1,202,152,555	$1,073,322,005	$—	$—	$344,629,544	344,629,544	$245,697

PGIM Institutional Money Market Fund (1)(b)(wa)
216,670,125	658,493,921	603,137,191	16,115	(34,644)	272,008,326	272,171,630	57,545	(2)

$432,469,119	$1,860,646,476	$1,676,459,196	$16,115	$(34,644)	$616,637,870		$303,242

J.P. Morgan Tactical Preservation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$187,907,547	$1,939,162,783	$1,705,532,149	$—	$—	$421,538,181	421,538,181	$450,607

PGIM Institutional Money Market Fund (1)(b)(wa)
151,185,278	1,574,805,766	927,921,837	(23,918)	(54,443)	797,990,846	798,469,929	148,880	(2)

$339,092,825	$3,513,968,549	$2,633,453,986	$(23,918)	$(54,443)	$1,219,529,027		$599,487

T. Rowe Price Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$417,558,535	$360,103,013	$303,348,048	$—	$—	$474,313,500	474,313,500	$324,212

PGIM Institutional Money Market Fund (1)(b)(wa)
132,018,400	324,240,693	257,483,190	8,126	(27,323)	198,756,706	198,876,032	32,728	(2)

$549,576,935	$684,343,706	$560,831,238	$8,126	$(27,323)	$673,070,206		$356,940

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(vv)	Includes an amount of $95 segregated as collateral for OTC derivatives.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions.After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

B20

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2020 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2021. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2021
Capital Growth Asset Allocation	$2,564,000	1.37%	1	$2,564,000	$—
ClearBridge Dividend Growth	5,073,316	1.41	19	16,166,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2021, all Portfolios offer only a single share class to investors.

As of June 30, 2021, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Academic Strategies	3	99.9%
Capital Growth Asset Allocation	3	99.9
ClearBridge Dividend Growth	6	94.1
Franklin 85/15 Diversified Allocation	2	100.0
J.P. Morgan Global Thematic	3	99.9
J.P. Morgan Tactical Preservation	3	99.9

B21

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
T. Rowe Price Growth Opportunities	2	100.0%

9. Purchases & Redemption In-kind

On January 27, 2021, the Board approved changes to Academic Strategies, AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”), Capital Growth Asset Allocation, and AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”) (the “Portfolios”) that were contingent on shareholder approval of the amended Management Agreement and Shareholder Services and Distribution Plan. In addition to the amended Management Agreements and Shareholder Services and Distribution Plan, the Board approved changing the Portfolios’ principal investment strategies from a fund-of-funds structure that primarily invests portfolio assets in Underlying Funds (the “Underlying Funds”) to a structure that primarily relies on direct investments to achieve the Portfolios’ investment objectives. The implementation of the new principal investment strategy in these Portfolios will be done by utilizing a redemption in-kind from the Underlying Funds Portfolios.

On May 11, 2021, shareholders approved an amended management agreement for the Portfolios. Additionally, a Shareholder Services and Distribution Plan was approved for Balanced Asset Allocation, Capital Growth Asset Allocation, and Preservation Asset Allocation pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

As of the close of business on June 4, 2021, the Underlying Funds settled the redemption of portfolio shares by delivering portfolio securities and other assets to the Portfolios. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Academic Strategies	Balanced Asset Allocation	Capital Growth Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
Clearbridge Dividend Growth	$-	$262,307,195	$438,877,789	$86,763,999	$787,948,983
AST Cohen & Steers Global Realty Portfolio	221,337,779	-	-	-	221,337,779
AST Cohen & Steers Realty Portfolio	140,761,833	-	-	-	140,761,833
AST Hotchkis & Wiley Large-Cap Value Portfolio	55,839,525	-	639,306,779	-	695,146,304
AST International Growth Portfolio	182,004,139	-	696,362,502	-	878,366,641
AST International Value Portfolio	282,687,801	-	732,236,023	-	1,014,923,824
AST Jennison Large-Cap Growth Portfolio	16,751,614	-	376,058,806	-	392,810,420
AST Large-Cap Core Portfolio	-	-	1,944,452,485	-	1,944,452,485
AST Loomis Sayles Large-Cap Growth Portfolio	19,837,354	-	588,792,823	-	608,630,177
AST MFS Growth Portfolio	16,444,257	-	352,959,931	-	369,404,188
AST MFS Large-Cap Value Portfolio	66,014,695	-	749,570,169	-	815,584,864
AST Mid-Cap Growth Portfolio	106,731,527	-	47,402,844	-	154,134,371
AST Mid-Cap Value Portfolio	200,841,879	-	77,651,867	-	278,493,746
AST QMA International Core Equity Portfolio	188,352,027	-	641,798,901	-	830,150,928

B22

Underlying Portfolio Name	Academic Strategies	Balanced Asset Allocation	Capital Growth Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
AST T. Rowe Price Large-Cap Growth Portfolio	$20,241,842	$-	$483,437,161	$-	$503,679,003
AST T. Rowe Price Large-Cap Value Portfolio	51,658,764	-	765,350,148	-	817,008,912
Total	$1,569,505,036	$262,307,195	$8,534,258,228	$86,763,999	$10,452,834,458

Subsequently, as of the close of business on July 9, 2021, the Underlying Funds settled the redemption of the fund shares by delivering portfolio securities and other assets. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Academic Strategies	Capital Growth Asset Allocation	Total Redemption In-Kind Value
AST BlackRock / Loomis Sayles Bond Portfolio	$32,680,613	$220,131,552	$252,812,165
AST Global Bond Portfolio	-	946,096,090	946,096,090
AST Prudential Core Bond Portfolio	-	460,534,163	460,534,163
AST Western Asset Core Plus Bond Portfolio	71,652,222	500,882,861	572,535,083
Total	$104,332,835	$2,127,644,666	$2,231,977,501

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, but the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Asset Allocation Risk: A Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause a Portfolio to underperform other funds with a similar investment objective. Funds that have a larger allocation to equity securities relative to their fixed income allocation will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.

B23

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject.

B24

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests.

Interest rate risk: Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with changing interest rates are heightened, given that interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities.

Foreign Securities Risk: A Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of a Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to certain other risks including but not limited to the following:

To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighted in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

A Portfolio will incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these Underlying Portfolios.

Investment Style Risk: Securities held by a Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, a Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder

B25

of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Portfolio as well as loan facilities used by a Portfolio. As such, the potential impact of a transition away from LIBOR on a Portfolio or the financial instruments in which a Portfolio invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Master Limited Partnerships Risk: A Portfolio may invest in MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. An investment in MLPs also subjects the Portfolio to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on

B26

matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Real Estate Risk: Investments in REITs and real estate-linked derivative instruments will subject a Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, construction delays and the supply of real estate generally, extended vacancies of properties, and the management skill and credit worthiness of the issuer. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to tax laws, or failure by the REIT to qualify for tax-free pass-through of income under the tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property and, as a result, may be more exposed to events that adversely affect such properties or areas than REITs that invest more broadly.

Short Sale Risk: A Portfolio that sells a security short in effect borrows and then sells the security with the expectation that it will later repurchase the security at a lower price and then return the amount borrowed with interest. In contrast, when a Portfolio buys a security long, it purchases the security with cash with the expectation that it later will sell the security at a higher price. A Portfolio that enters into short sales exposes the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. Theoretically, the amount of these losses can be unlimited, although for fixed income securities an interest rate of 0% forms an effective limit on how high a security’s price would be expected to rise. Although a Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio’s securities held long will decline in value at the same time that the value of the Portfolio’s securities sold short increases, thereby increasing the potential for loss.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio.An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

11. Reorganization

On September 10, 2020, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi-Assets”) (the “Merged Portfolio”) for shares of J.P. Morgan Tactical Preservation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on January 7, 2021 and the reorganization took place at the close of business on February 19, 2021.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Goldman Sachs Multi-Asset	$2,699,888,204	$2,443,753,464

B27

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 19, 2021:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Goldman Sachs Multi-Asset	169,056,979	J.P. Morgan Tactical Preservation	120,759,358	$2,868,034,747

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized appreciation on investments	Acquiring Portfolio	Net Assets
Goldman Sachs Multi-Asset	$2,868,034,747	$256,134,740	J.P. Morgan Tactical Preservation	$2,311,214,553

Assuming the acquisition had been completed on January 1, 2021, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2021 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
J.P. Morgan Tactical Preservation	$18,246,800	$218,849,708	$237,096,508

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2021) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Goldman Sachs Multi-Asset $1,250,709.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (reporting period ended June 30, 2021) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Goldman Sachs Multi-Asset $66,280,537.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 19, 2021.

12. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

B28

Financial Highlights

 (unaudited)

AST Academic Strategies Asset Allocation Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$16.80		$16.12	$13.89		$15.12		$13.43	$12.63

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.01	0.09		0.07		0.03	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		0.67	2.14		(1.30)		1.66	0.79

Total from investment operations	1.29		0.68	2.23		(1.23)		1.69	0.80

Capital Contributions	—		—	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)

Net Asset Value, end of period	$18.09		$16.80	$16.12		$13.89		$15.12	$13.43

Total Return(f)	7.68%		4.22%	16.05	%(g)	(8.13	)%(g)	12.58%	6.33	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,541		$4,431	$4,662		$3,882		$5,726	$5,438
Average net assets (in millions)	$4,488		$3,925	$4,509		$5,070		$5,635	$5,544
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement(i)	0.85	%(j)	0.82%	0.81%		0.80%		0.80%	0.84%
Expenses before waivers and/or expense reimbursement(i)	0.88	%(j)	0.83%	0.82%		0.81%		0.81%	0.84%
Net investment income (loss)	0.21	%(j)	0.08%	0.60%		0.45%		0.21%	0.05%
Portfolio turnover rate(k)(l)	186	%(m)	452%	243%		171%		140%	130%

AST Capital Growth Asset Allocation Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$ 24.68		$21.76	$17.80		$18.98	$16.10	$15.07

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	0.03		0.02	— (d)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.55		2.93	3.93		(1.20)	2.88	1.04

Total from investment operations	2.54		2.92	3.96		(1.18)	2.88	1.03

Capital Contributions	—		—	—	(b)(d)	—	—	—

Net Asset Value, end of period	$ 27.22		$24.68	$21.76		$17.80	$18.98	$16.10

Total Return(f)	10.29%		13.42%	22.25	%(g)	(6.22)%	17.89%	6.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15,297		$14,643	$14,290		$12,090	$14,539	$12,753
Average net assets (in millions)	$15,010		$12,945	$13,724		$14,194	$13,771	$12,302
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.22	%(j)	0.16%	0.16%		0.15%	0.15%	0.16%
Expenses before waivers and/or expense reimbursement	0.26	%(j)	0.16%	0.16%		0.16%	0.16%	0.16%
Net investment income (loss)	(0.10	)%(j)	(0.04)%	0.12%		0.09%	(0.03)%	(0.09)%
Portfolio turnover rate(l)	23	%(m)	61%	26%		15%	17%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.04%, 0.04%, 0.04%, 0.04%, 0.04% and 0.06% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(j)	Annualized.
(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

 (unaudited)

AST ClearBridge Dividend Growth Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.04		$22.00	$16.79		$17.63		$14.89	$12.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.29	0.27		0.26		0.23	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.91		0.75 (b)	4.94		(1.10)		2.51	1.72

Total from investment operations	3.04		1.04	5.21		(0.84)		2.74	1.93

Capital Contributions	—		—	—	(c)(d)(e)	—	(d)(e)	—	—	(e)(f)

Net Asset Value, end of period	$26.08		$23.04	$22.00		$16.79		$17.63	$14.89

Total Return(g)	13.19%		4.73%	31.03	%(h)	(4.76	)%(h)	18.40%	14.89	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,023		$1,715	$2,469		$1,337		$1,693	$1,492
Average net assets (in millions)	$1,642		$1,972	$1,884		$1,564		$1,593	$1,307
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.91	%(j)	0.91%	0.91%		0.89%		0.84%	0.82%
Expenses before waivers and/or expense reimbursement	0.92	%(j)	0.92%	0.92%		0.93%		0.93%	0.93%
Net investment income (loss)	1.06	%(j)	1.42%	1.33%		1.47%		1.40%	1.49%
Portfolio turnover rate(k)	5	%(l)	69%	18%		9%		16%	13%

AST Franklin 85/15 Diversified Allocation Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.50		$13.67	$11.56		$12.32		$10.75	$9.87

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.16	0.23		0.19		0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.95		0.67	1.88		(0.95)		1.41	0.74

Total from investment operations	2.02		0.83	2.11		(0.76)		1.57	0.88

Capital Contributions	—		—	—	(e)(m)	—	(e)(m)	—	—

Net Asset Value, end of period	$16.52		$14.50	$13.67		$11.56		$12.32	$10.75

Total Return(g)	13.93%		6.07%	18.25	%(h)	(6.17	)%(h)	14.60%	8.92%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 630		$568	$555		$357		$333	$187
Average net assets (in millions)	$ 605		$466	$491		$394		$260	$122
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.92	%(j)	0.95%	0.95%		0.95%		0.96%	0.97%
Expenses before waivers and/or expense reimbursement	1.04	%(j)	1.07%	1.06%		1.07%		1.11%	1.23%
Net investment income (loss)	0.84	%(j)	1.25%	1.82%		1.57%		1.41%	1.32%
Portfolio turnover rate(k)	88%		114%	33%		43%		23%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(h)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(m)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

 (unaudited)

AST J.P. Morgan Global Thematic Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020		2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.38		$18.01		$15.08		$16.28		$13.92	$13.23

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.17		0.27		0.26		0.19	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		2.20		2.66		(1.46)		2.17	0.51

Total from investment operations	1.77		2.37		2.93		(1.20)		2.36	0.69

Capital Contributions	—		—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)

Net Asset Value, end of period	$22.15		$20.38		$18.01		$15.08		$16.28	$13.92

Total Return(f)	8.68%		13.16%		19.43	%(g)	(7.37	)%(g)	16.95%	5.22	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,454		$3,341		$3,285		$2,752		$3,458	$2,978
Average net assets (in millions)	$3,416		$2,893		$3,146		$3,319		$3,231	$2,880
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.05	%(i)(j)	1.06	%(j)	1.06%		1.05%		1.05%	1.06%
Expenses before waivers and/or expense reimbursement	1.05	%(i)(j)	1.06	%(j)	1.06%		1.05%		1.05%	1.06%
Net investment income (loss)	0.80	%(i)	0.94%		1.59%		1.59%		1.27%	1.38%
Portfolio turnover rate(k)	62%		138%		104%		71%		58%	87%

AST J.P. Morgan Tactical Preservation Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020		2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.16		$20.80		$18.14		$19.12		$17.05	$16.42

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.23		0.36		0.33		0.27	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.04		2.13		2.30		(1.31)		1.80	0.39

Total from investment operations	1.13		2.36		2.66		(0.98)		2.07	0.63

Capital Contributions	—		—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)

Net Asset Value, end of period	$24.29		$23.16		$20.80		$18.14		$19.12	$17.05

Total Return(f)	4.92%		11.35%		14.61	%(g)	(5.13	)%(g)	12.14%	3.84	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,069		$2,286		$2,288		$2,018		$2,601	$2,514
Average net assets (in millions)	$4,300		$2,061		$2,245		$2,427		$2,578	$2,568
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.93	%(i)	1.12	%(l)	1.12	%(l)	1.11	%(l)	1.11%	1.15	%(l)
Expenses before waivers and/or expense reimbursement	1.04	%(i)	1.13	%(l)	1.13	%(l)	1.12	%(l)	1.12%	1.16	%(l)
Net investment income (loss)	0.80	%(i)	1.12%		1.84%		1.75%		1.49%	1.44%
Portfolio turnover rate(k)	148%		150%		89%		84%		70%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.02% and 0.01% for the the six months ended June 30, 2021 and year ended December 31, 2020, respectively.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01%, 0.02%, 0.01% and 0.04% for the years ended December 31, 2020, 2019, 2018 and 2016, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

 (unaudited)

AST T. Rowe Price Growth Opportunities Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.01		$15.84	$12.70		$13.75		$11.42	$10.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.08	0.18		0.17		0.11	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.01		2.09	2.96		(1.22)		2.22	0.49

Total from investment operations	2.05		2.17	3.14		(1.05)		2.33	0.59

Capital Contributions	—		—	—	(b)(c)	—	(b)(c)	—	—	(c)(d)

Net Asset Value, end of period	$20.06		$18.01	$15.84		$12.70		$13.75	$11.42

Total Return(e)	11.38%		13.70%	24.72	%(f)	(7.64	)%(f)	20.40%	5.45	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,621		$3,360	$2,950		$1,619		$1,400	$838
Average net assets (in millions)	$3,520		$2,672	$2,460		$1,753		$1,088	$677
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.97	%(h)	0.99%	0.99%		1.01%		1.02%	1.07%
Expenses before waivers and/or expense reimbursement	0.98	%(h)	1.00%	1.00%		1.02%		1.03%	1.07%
Net investment income (loss)	0.43	%(h)	0.54%	1.23%		1.23%		0.88%	0.94%
Portfolio turnover rate(i)	62%		171%	69%		83%		56%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2021

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 14-16, 2021 (the Meeting) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2032 because the Portfolios recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the AST Bond Portfolio 2032 agreements as part of its annual review of the Trust’s advisory agreements in 2022.

affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2020. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the five- and ten-year periods and underperformed over the remaining periods.

•

The Board considered changes it approved to the Portfolio’s principal investment strategies that would move the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which were expected to take effect in July 2021. As a result of these changes, the Board concluded that the Portfolio should be afforded more time to develop its performance record.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•	The Board noted that the Manager had contractually agreed to waive 0.007% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Capital Growth Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered changes it approved to the Portfolio’s principal investment strategies that would move the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which were expected to take effect in July 2021. As a result of these changes, the Board concluded that the Portfolio should be afforded more time to develop its performance record.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that, while the Portfolio underperformed its benchmark index over all periods, when measured over calendar years, the Portfolio has outperformed its benchmark index in three of the last five years.

•	The Board noted that the Manager had contractually agreed to waive 0.012% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin 85/15 Diversified Allocation Portfolio (formerly, AST Legg Mason Diversified Growth Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

To address the Portfolio’s performance, the Board approved at its March 2021 meeting a proposal to reallocate the equity portion of the Portfolio to a blend of subadviser strategies. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its Peer Universe median and benchmark index over the one-year period ended March 31, 2021.

•

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.07% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-, five- and ten-year periods, though it underperformed its benchmark index over the three-year period.

•

The Board noted that the Manager had voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s acquired fund fees and expenses exceed 0.23% of the Portfolio’s average daily net assets.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Tactical Preservation Portfolio (formerly, AST J.P. Morgan Strategic Opportunities Portfolio) *
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST T. Rowe Price Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted the Manager’s assertion that intermediate- and longer-term peer relative results remain strong as the Portfolio ranks in the first quartile over the three- and five-year trailing periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0104% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio, and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

 The Prudential Insurance Company of America

 751 Broad Street

 Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2021 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-D

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2021

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2021, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST American Funds Growth Allocation Portfolio

AST BlackRock 60/40 Target Allocation ETF Portfolio

AST BlackRock 80/20 Target Allocation ETF Portfolio

AST BlackRock Corporate Bond Portfolio

AST Dimensional Global Core Allocation Portfolio

AST Global Bond Portfolio

AST PIMCO Corporate Bond Portfolio

AST Prudential Corporate Bond Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST QMA International Core Equity Portfolio

AST T. Rowe Price Corporate Bond Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST Western Asset Corporate Bond Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2021

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST American Funds Growth Allocation Portfolio	A3
	AST BlackRock 60/40 Target Allocation ETF Portfolio	A5
	AST BlackRock 80/20 Target Allocation ETF Portfolio	A8
	AST BlackRock Corporate Bond Portfolio	A11
	AST Dimensional Global Core Allocation Portfolio	A25
	AST Global Bond Portfolio	A29
	AST PIMCO Corporate Bond Portfolio	A99
	AST Prudential Corporate Bond Portfolio	A112
	AST Prudential Flexible Multi-Strategy Portfolio	A122
	AST QMA International Core Equity Portfolio	A132
	AST T. Rowe Price Corporate Bond Portfolio	A140
	AST T. Rowe Price Diversified Real Growth Portfolio	A149
	AST Western Asset Corporate Bond Portfolio	A181

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2021

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2021

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2021

AST American Funds Growth Allocation
Top Holdings	Asset Class	% of Net Assets
American Funds Insurance Series - Asset Allocation Fund (Class 1)	Dynamic Allocation	25.3%
American Funds Insurance Series - Growth-Income Fund (Class 1)	Blend Broad Market	20.4%
New Perspective Fund (Class R6)	Growth Broad Market	20.3%
Bond Fund of America (The) (Class R6)	Aggregate Bond	18.5%
American Funds Insurance Series - Growth Fund (Class 1)	Growth Broad Market	15.4%

AST BlackRock 60/40 Target Allocation ETF
Ten Largest Holdings	Asset Class	% of Net Assets
iShares Core S&P 500 ETF	Exchange-Traded Funds	14.3%
iShares ESG Aware MSCI USA ETF	Exchange-Traded Funds	13.8%
iShares U.S. Treasury Bond ETF	Exchange-Traded Funds	11.9%
iShares Core Total USD Bond Market ETF	Exchange-Traded Funds	10.9%
iShares MSCI EAFE Value ETF	Exchange-Traded Funds	8.5%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Exchange-Traded Funds	7.8%
iShares, Inc. iShares ESG Aware MSCI EM ETF	Exchange-Traded Funds	5.8%
iShares MSCI EAFE Growth ETF	Exchange-Traded Funds	5.1%
iShares MSCI USA Value Factor ETF	Exchange-Traded Funds	4.0%
iShares Core S&P Small-Cap ETF	Exchange-Traded Funds	4.0%

AST BlackRock 80/20 Target Allocation ETF
Ten Largest Holdings	Asset Class	% of Net Assets
iShares ESG Aware MSCI USA ETF	Exchange-Traded Funds	19.4%
iShares Core S&P 500 ETF	Exchange-Traded Funds	19.3%
iShares MSCI EAFE Value ETF	Exchange-Traded Funds	9.5%
iShares MSCI EAFE Growth ETF	Exchange-Traded Funds	8.1%
iShares Core Total USD Bond Market ETF	Exchange-Traded Funds	7.6%
iShares, Inc. iShares ESG Aware MSCI EM ETF	Exchange-Traded Funds	6.4%
iShares U.S. Treasury Bond ETF	Exchange-Traded Funds	6.3%
iShares MSCI USA Value Factor ETF	Exchange-Traded Funds	4.9%
iShares U.S. Energy ETF	Exchange-Traded Funds	3.9%
iShares Core S&P Small-Cap ETF	Exchange-Traded Funds	3.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST BlackRock Corporate Bond
Credit Quality	% of Total Investments
AAA	3.9%
AA	2.8%
A	17.5%
BBB	70.4%
BB	5.1%
B	0.3%
NR	0.1%
Cash/Cash Equivalents	-0.1%
Total Investments	100.0%

AST Dimensional Global Core Allocation
Top Holdings	Asset Class	% of Net Assets
DFA U.S. Core Equity 2 Portfolio (Institutional Shares)	Core Equity	30.6%
DFA U.S. Core Equity 1 Portfolio (Institutional Shares)	Core Equity	25.6%
DFA International Core Equity Portfolio (Institutional Shares)	Core Equity	20.0%
DFA Global Core Plus Fixed Income Portfolio (Institutional Shares)	Core Bond	9.6%
DFA Emerging Markets Core Equity Portfolio (Institutional Shares)	Emerging Markets	5.1%
DFA Selectively Hedged Global Fixed Income Portfolio (Institutional Shares)	Global Bond	4.5%

AST Global Bond
Credit Quality	% of Total Investments
AAA	33.8%
AA	11.5%
A	18.4%
BBB	24.8%
BB	4.2%
B	1.4%
CCC and Below	0.3%
NR	6.0%
Cash/Cash Equivalents	-0.4%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST PIMCO Corporate Bond
Credit Quality	% of Total Investments
AAA	19.1%
AA	4.8%
A	19.8%
BBB	53.3%
BB	2.7%
B	0.3%
Total Investments	100.0%

AST Prudential Corporate Bond
Credit Quality	% of Total Investments
AAA	0.8%
AA	2.2%
A	22.4%
BBB	67.4%
BB	5.8%
Cash/Cash Equivalents	1.4%
Total Investments	100.0%

AST Prudential Flexible Multi-Strategy
Ten Largest Holdings	Line of Business	Country	% of Net Assets
AST Prudential Core Bond Portfolio	Core Bond	United States	16.5%
iShares Core S&P 500 ETF	Exchange-Traded Funds	United States	4.3%
iShares MSCI EAFE ETF	Exchange Traded Funds	United States	3.6%
iShares Russell 2000 ETF	Exchange Traded Funds	United States	3.4%
Invesco QQQ Trust Series 1	Exchange-Traded Funds	United States	3.2%
iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Funds	United States	3.1%
AST High Yield Portfolio	High Yield	United States	2.6%
PGIM Select Real Estate Fund Class R6	Real Estate	United States	2.3%
AST QMA US Equity Alpha Portfolio	Large/Mid-Cap Value	United States	2.3%
Financial Select Sector SPDR Fund	Exchange-Traded Funds	United States	1.7%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST QMA International Core Equity
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Nestle SA	Food Products	Switzerland	1.7%
Unilever PLC	Personal Products	United Kingdom	1.5%
SAP SE	Software	Germany	1.5%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	1.4%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	1.4%
Commonwealth Bank of Australia	Banks	Australia	1.4%
Roche Holding AG	Pharmaceuticals	Switzerland	1.3%
Sanofi	Pharmaceuticals	France	1.3%
Rio Tinto PLC	Metals & Mining	Australia	1.2%
British American Tobacco PLC	Tobacco	United Kingdom	1.2%

AST T. Rowe Price Corporate Bond
Credit Quality	% of Total Investments
AAA	5.7%
AA	2.3%
A	17.7%
BBB	70.1%
NR	4.2%
Total Investments	100.0%

AST T. Rowe Price Diversified Real Growth
Ten Largest Holdings	Line of Business	% of Net Assets
T. Rowe Price Institutional Floating Rate Fund, (Institutional Shares)	Bank Loan	3.2%
T. Rowe Price Institutional High Yield Fund, (Institutional Shares)	High Yield	3.0%
T. Rowe Price Emerging Markets Bond Fund, (Investor Class)	Emerging Markets	2.8%
Microsoft Corp.	Software	2.3%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.1%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.4%
Visa, Inc. (Class A Stock)	IT Services	1.0%
Apple, Inc.	Technology Hardware, Storage & Peripherals	0.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.9%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.500%, 04/15/24	U.S. Treasury Obligations	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

AST Western Asset Corporate Bond
Credit Quality	% of Total Investments
AAA	6.3%
AA	14.2%
A	36.5%
BBB	41.3%
BB	3.5%
B	0.2%
Cash/Cash Equivalents	-2.0%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2021

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST American Funds Growth Allocation	Actual	$1,000.00	$1,089.80	0.92%	$4.77
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST BlackRock 60/40 Target Allocation ETF	Actual	$1,000.00	$1,071.70	0.75%	$3.85
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

AST BlackRock 80/20 Target Allocation ETF	Actual	$1,000.00	$1,100.50	0.75%	$3.91
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

AST BlackRock Corporate Bond	Actual	$1,000.00	$ 988.40	0.60%	$2.96
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

AST Dimensional Global Core Allocation	Actual	$1,000.00	$1,127.50	0.86%	$4.54
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

AST Global Bond	Actual	$1,000.00	$ 982.10	0.84%	$4.13
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

AST PIMCO Corporate Bond	Actual	$1,000.00	$ 990.90	0.60%	$2.96
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

AST Prudential Corporate Bond	Actual	$1,000.00	$ 995.40	0.60%	$2.97
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

AST Prudential Flexible Multi-Strategy	Actual	$1,000.00	$1,090.10	1.19%	$6.17
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2021

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST QMA International Core Equity	Actual	$1,000.00	$1,105.60	1.00%	$5.22
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST T. Rowe Price Corporate Bond	Actual	$1,000.00	$ 991.80	0.60%	$2.96
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

AST T. Rowe Price Diversified Real Growth	Actual	$1,000.00	$1,101.10	1.05%	$5.47
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST Western Asset Corporate Bond	Actual	$1,000.00	$ 991.80	0.60%	$2.96
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2021, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar	CAC40 — French Stock Market Index
BRL	Brazilian Real	CDI — Chess Depository Interest
CAD	Canadian Dollar	CDOR — Canadian Dollar Offered Rate
CHF	Swiss Franc	CDX — Credit Derivative Index
CLP	Chilean Peso	CLO — Collateralized Loan Obligation
CNH	Chinese Renminbi	CMBX — Commercial Mortgage-Backed Index
COP	Colombian Peso	CPI — Consumer Price Index
CZK	Czech Koruna	CVT — Convertible Security
DKK	Danish Krone	DAX — German Stock Index
EUR	Euro	EAFE — Europe, Australasia, Far East
GBP	British Pound	EM — Emerging Markets
HUF	Hungarian Forint	EMTN — Euro Medium Term Note
IDR	Indonesian Rupiah	ESG — Environmental Social and Governance
ILS	Israeli Shekel	ESTRON — Euro Short Term Rate Overnight
INR	Indian Rupee	ETF — Exchange-Traded Fund
JPY	Japanese Yen	EURIBOR — Euro Interbank Offered Rate
KRW	South Korean Won	FHLMC — Federal Home Loan Mortgage Corporation
MXN	Mexican Peso	FTSE — Financial Times Stock Exchange
MYR	Malaysian Ringgit	GDR — Global Depositary Receipt
NOK	Norwegian Krone	GMTN — Global Medium Term Note
NZD	New Zealand Dollar	GSCI — Goldman Sachs Commodity Index
PEN	Peruvian Nuevo Sol	IO — Interest Only (Principal amount represents notional)
PHP	Philippine Peso	iTraxx — International Credit Derivative Index
PLN	Polish Zloty	JIBAR — Johannesburg Interbank Agreed Rate
RUB	Russian Ruble	KWCDC — Korean Won Certificate of Deposit
SEK	Swedish Krona	LIBOR — London Interbank Offered Rate
SGD	Singapore Dollar	LP — Limited Partnership
THB	Thai Baht	M — Monthly payment frequency for swaps
TRY	Turkish Lira	MSCI — Morgan Stanley Capital International
TWD	New Taiwanese Dollar	MTN — Medium Term Note
USD	US Dollar	NIBOR — Norwegian Interbank Offered Rate
ZAR	South African Rand	NYSE — New York Stock Exchange
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.		OAT — Obligations Assimilables du Tresor OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations) OTC — Over-the-counter
A — Annual payment frequency for swaps		PIK — Payment-in-Kind
ADR — American Depositary Receipt		PIPE — Private Investments in Public Equity
BABs — Build America Bonds		PJSC — Public Joint-Stock Company
BATE — CBOE- Europe – BXE Order Books		PRFC — Preference Shares
BBR — New Zealand Bank Bill Rate		Q — Quarterly payment frequency for swaps
BBSW — Australian Bank Bill Swap Reference Rate		REITs — Real Estate Investment Trust
BIBOR — Bangkok Interbank Offered Rate		REMICS — Real Estate Mortgage Investment Conduit Security
BROIS — Brazil Overnight Index Swap
BTP — Buoni del Tesoro Poliennali		S — Semiannual payment frequency for swaps

SEE NOTES TO FINANCIAL STATEMENTS

A1

Glossary (CONTINUED)

S&P — Standard & Poor’s	TBA — To Be Announced
SDR — Sweden Depositary Receipt	TIPS — Treasury Inflation-Protected Securities
SOFR — Secured Overnight Financing Rate	UTS — Unit Trust Security
SONIA — Sterling Overnight Index Average	WIBOR — Warsaw Interbank Offered Rate
SPACs — Special Purpose Acquisition Companies	XAMS — Amsterdam Stock Exchange
SPDR — Standard & Poor’s Depositary Receipts	XETR — Frankfurt Stock Exchange
STIBOR — Stockholm Interbank Offered Rate	XLON — London Stock Exchange
Strips — Separate Trading of Registered Interest and Principal of Securities	XNGS — NASDAQ Global Select Exchange
XTSE — Toronto Stock Exchange
T — Swap payment upon termination

SEE NOTES TO FINANCIAL STATEMENTS

A2

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.9%

UNAFFILIATED FUNDS**
American Funds Insurance Series - Asset Allocation Fund (Class 1)	12,740,716	$358,905,978
American Funds Insurance Series - Growth Fund (Class 1)	1,851,905	219,061,897
American Funds Insurance Series - Growth-Income Fund (Class 1)	4,624,368	288,745,561
Bond Fund of America (The) (Class R6)	19,443,732	262,295,938
New Perspective Fund (Class R6)	4,299,271	288,180,161

TOTAL LONG-TERM INVESTMENTS (cost $1,102,388,705)		1,417,189,535

SHORT-TERM INVESTMENT — 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,753,774)(wb)	1,753,774	1,753,774

TOTAL INVESTMENTS—100.0% (cost $1,104,142,479)		1,418,943,309
Liabilities in excess of other assets — (0.0)%		(104,908)

NET ASSETS — 100.0%		$1,418,838,401

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Unaffiliated Funds	$1,417,189,535	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,753,774	—	—

Total	$1,418,943,309	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Unaffiliated Funds	99.9%

Affiliated Mutual Fund	0.1%

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $1,102,388,705)	$1,417,189,535
Affiliated investments (cost $1,753,774)	1,753,774
Receivable for investments sold	186,517
Prepaid expenses and other assets	69,675

Total Assets	1,419,199,501

LIABILITIES
Payable for Portfolio shares purchased	186,517
Management fee payable	78,862
Distribution fee payable	58,295
Custodian and accounting fees payable	25,313
Accrued expenses and other liabilities	11,680
Affiliated transfer agent fee payable	433

Total Liabilities	361,100

NET ASSETS	$1,418,838,401

Net assets were comprised of:
Partners’ Equity	$1,418,838,401

Net asset value and redemption price per share, $1,418,838,401 / 91,360,217 outstanding shares of beneficial interest	$15.53

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$4,812,748
Affiliated dividend income	1,218

Total income	4,813,966

EXPENSES
Management fee	4,505,041
Distribution fee	1,696,620
Custodian and accounting fees	46,620
Audit fee	13,586
Trustees’ fees	12,473
Legal fees and expenses	10,966
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,599
Shareholders’ reports	1,872
Miscellaneous	21,821

Total expenses	6,312,598
Less: Fee waiver and/or expense reimbursement	(2,193,675)

Net expenses	4,118,923

NET INVESTMENT INCOME (LOSS)	695,043

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	22,241,718
Net capital gain distributions received	42,116,397

64,358,115

Net change in unrealized appreciation (depreciation) on investments	52,538,271

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	116,896,386

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,591,429

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$695,043	$8,910,813
Net realized gain (loss) on investment transactions	22,241,718	(74,539,835)
Net capital gain distributions received	42,116,397	29,403,037
Net change in unrealized appreciation (depreciation) on investments	52,538,271	216,166,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	117,591,429	179,940,861

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [250,090 and 70,505,311 shares, respectively]	3,663,820	767,436,397
Portfolio shares purchased [1,726,148 and 61,314,957 shares, respectively]	(25,665,367)	(600,717,777)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(22,001,547)	166,718,620

TOTAL INCREASE (DECREASE)	95,589,882	346,659,481
NET ASSETS:
Beginning of period	1,323,248,519	976,589,038

End of period	$1,418,838,401	$1,323,248,519

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.0%
EXCHANGE-TRADED FUNDS**
iShares Core S&P 500 ETF(a)	82,862	$35,624,031
iShares Core S&P Small-Cap ETF	87,374	9,871,515
iShares Core Total USD Bond Market ETF(a)	508,868	27,219,349
iShares ESG Aware MSCI USA ETF(a)	350,563	34,519,939
iShares Fallen Angels USD Bond ETF	164,358	4,924,166
iShares Global Financials ETF(a)	106,951	8,300,467
iShares Global Tech ETF(a)	8,643	2,917,185
iShares GSCI Commodity Dynamic(a)	224,373	7,740,868
iShares MSCI EAFE Growth ETF(a)	118,386	12,700,450
iShares MSCI EAFE Value ETF(a)	410,593	21,252,294
iShares MSCI USA Momentum Factor ETF	31,096	5,392,979
iShares MSCI USA Value Factor ETF(a)	94,174	9,893,920
iShares Trust iShares 1-5 Year
Investment Grade Corporate Bond ETF(a)	357,639	19,602,194
iShares U.S. Energy ETF(a)	180,412	5,248,185
iShares U.S. Treasury Bond ETF(a)	1,118,526	29,752,792
iShares, Inc. iShares ESG Aware MSCI EM ETF(a)	323,055	14,585,933

TOTAL LONG-TERM INVESTMENTS (cost $212,256,412)		249,546,267

SHORT-TERM INVESTMENTS — 39.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	201,620	201,620
PGIM Institutional Money Market Fund (cost $97,967,100; includes $97,961,205 of cash collateral for securities on loan)(b)(wa)	98,019,802	97,960,990

TOTAL SHORT-TERM INVESTMENTS (cost $98,168,720)		98,162,610

TOTAL INVESTMENTS—139.3% (cost $310,425,132)		347,708,877
Liabilities in excess of other assets — (39.3)%		(98,046,280)

NET ASSETS — 100.0%		$249,662,597

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,710,676; cash collateral of $97,961,205 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Exchange-Traded Funds	$249,546,267	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$98,162,610	$—	$—

Total	$347,708,877	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Exchange-Traded Funds	100.0%
Affiliated Mutual Funds (39.2% represents investments purchased with collateral from securities on loan)	39.3

139.3
Liabilities in excess of other assets	(39.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$95,710,676	$(95,710,676)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $95,710,676:
Unaffiliated investments (cost $212,256,412)	$249,546,267
Affiliated investments (cost $98,168,720)	98,162,610
Dividends receivable	46,611
Prepaid expenses	1,181

Total Assets	347,756,669

LIABILITIES
Payable to broker for collateral for securities on loan	97,961,205
Accrued expenses and other liabilities	52,645
Payable for Portfolio shares purchased	45,514
Management fee payable	24,016
Distribution fee payable	10,259
Affiliated transfer agent fee payable	433

Total Liabilities	98,094,072

NET ASSETS	$249,662,597

Net assets were comprised of:
Partners’ Equity	$249,662,597

Net asset value and redemption price per share, $249,662,597 / 16,873,485 outstanding shares of beneficial interest	$14.80

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$1,775,353
Income from securities lending, net (including affiliated income of $39,411)	183,862
Affiliated dividend income	722

Total income	1,959,937

EXPENSES
Management fee	632,742
Distribution fee	301,306
Custodian and accounting fees	24,933
Audit fee	13,831
Legal fees and expenses	8,864
Trustees’ fees	6,070
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,599
Shareholders’ reports	2,576
Miscellaneous	9,306

Total expenses	1,003,227
Less: Fee waiver and/or expense reimbursement	(303,290)

Net expenses	699,937

NET INVESTMENT INCOME (LOSS)	1,260,000

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(7,232))	15,272,640
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(5,474))	285,058

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	15,557,698

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,817,698

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,260,000	$2,569,859
Net realized gain (loss) on investment transactions	15,272,640	(6,899,440)
Net capital gain distributions received	—	171,163
Net change in unrealized appreciation (depreciation) on investments	285,058	30,070,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,817,698	25,912,229

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [127,975 and 13,240,059 shares, respectively]	1,809,698	149,519,218
Portfolio shares purchased [308,770 and 8,475,294 shares, respectively]	(4,416,304)	(86,609,100)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,606,606)	62,910,118

TOTAL INCREASE (DECREASE)	14,211,092	88,822,347
NET ASSETS:
Beginning of period	235,451,505	146,629,158

End of period	$249,662,597	$235,451,505

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
EXCHANGE-TRADED FUNDS**
iShares Core S&P 500 ETF(a)	158,306	$68,058,915
iShares Core S&P Small-Cap ETF(a)	121,472	13,723,907
iShares Core Total USD Bond Market ETF(a)	500,649	26,779,715
iShares ESG Aware MSCI USA ETF(a)	694,432	68,380,719
iShares Global Financials ETF(a)	171,988	13,347,989
iShares Global Tech ETF(a)	23,239	7,843,627
iShares GSCI Commodity Dynamic	210,482	7,261,629
iShares MSCI EAFE Growth ETF(a)	265,692	28,503,438
iShares MSCI EAFE Value ETF(a)	644,885	33,379,248
iShares MSCI USA Momentum Factor ETF(a)	53,723	9,317,180
iShares MSCI USA Value Factor ETF(a)	163,647	17,192,754
iShares U.S. Energy ETF(a)	476,839	13,871,246
iShares U.S. Financial Services ETF(a)	257	47,604
iShares U.S. Treasury Bond ETF	836,238	22,243,931
iShares, Inc. iShares ESG Aware MSCI EM ETF(a)	502,100	22,669,815

TOTAL LONG-TERM INVESTMENTS (cost $282,910,043)		352,621,717

SHORT-TERM INVESTMENTS — 28.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	387,822	387,822
PGIM Institutional Money Market Fund (cost $101,354,651; includes $101,347,653 of cash collateral for securities on loan)(b)(wa)	101,412,734	101,351,886

TOTAL SHORT-TERM INVESTMENTS (cost $101,742,473)		101,739,708

TOTAL INVESTMENTS—128.7% (cost $384,652,516)		454,361,425

Liabilities in excess of other assets — (28.7)%		(101,453,726)

NET ASSETS — 100.0%		$352,907,699

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,033,718; cash collateral of $101,347,653 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Exchange-Traded Funds	$352,621,717	$—	$—
Short-Term Investments
Affiliated Mutual Funds	101,739,708	—	—

Total	$454,361,425	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Exchange-Traded Funds	99.9%
Affiliated Mutual Funds (28.7% represents investments purchased with collateral from securities on loan)	28.8

128.7
Liabilities in excess of other assets	(28.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$99,033,718	$(99,033,718)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $99,033,718:
Unaffiliated investments (cost $282,910,043)	$352,621,717
Affiliated investments (cost $101,742,473)	101,739,708
Dividends receivable	85,444
Prepaid expenses	1,572

Total Assets	454,448,441

LIABILITIES
Payable to broker for collateral for securities on loan	101,347,653
Accrued expenses and other liabilities	105,253
Payable for Portfolio shares purchased	43,248
Management fee payable	29,645
Distribution fee payable	14,510
Affiliated transfer agent fee payable	433

Total Liabilities	101,540,742

NET ASSETS	$352,907,699

Net assets were comprised of:
Partners’ Equity	$352,907,699

Net asset value and redemption price per share, $352,907,699 / 21,924,692 outstanding shares of beneficial interest	$16.10

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$2,478,526
Income from securities lending, net (including affiliated income of $46,872)	234,864
Affiliated dividend income	776

Total income	2,714,166

EXPENSES
Management fee	881,189
Distribution fee	420,540
Custodian and accounting fees	26,525
Audit fee	13,831
Legal fees and expenses	8,843
Trustees’ fees	6,582
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,595
Shareholders’ reports	2,547
Miscellaneous	10,857

Total expenses	1,374,509
Less: Fee waiver and/or expense reimbursement	(426,599)

Net expenses	947,910

NET INVESTMENT INCOME (LOSS)	1,766,256

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(13,523))	22,068,832
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(369))	8,375,907

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	30,444,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,210,995

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,766,256	$2,803,352
Net realized gain (loss) on investment transactions	22,068,832	(15,395,018)
Net capital gain distributions received	—	80,594
Net change in unrealized appreciation (depreciation) on investments	8,375,907	49,525,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,210,995	37,014,206

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [300,746 and 21,357,297 shares, respectively]	4,566,834	245,932,889
Portfolio shares purchased [368,728 and 15,518,924 shares, respectively]	(5,709,083)	(160,711,944)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,142,249)	85,220,945

TOTAL INCREASE (DECREASE)	31,068,746	122,235,151
NET ASSETS:
Beginning of period	321,838,953	199,603,802

End of period	$352,907,699	$321,838,953

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BLACKROCK CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.5%
CORPORATE BONDS — 96.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30	10	$11,842

Aerospace & Defense — 3.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	10	10,037
2.950%	02/01/30	5	5,120
5.805%	05/01/50	15	20,239
5.930%	05/01/60	10	13,793
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40	5	6,116
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	25	26,125
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
1.800%	01/15/31	25	24,299
2.900%	12/15/29	10	10,612
4.400%	06/15/28	30	34,837
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	5	5,014
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	40	43,655
5.250%	05/01/50	10	14,062
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	5,518
4.125%	11/16/28	50	57,589
4.500%	06/01/42	15	18,670

			295,686

Agriculture — 1.4%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46	10	9,915
4.000%	02/04/61	5	4,819
4.800%	02/14/29	5	5,798
5.950%	02/14/49	20	25,603
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	20	19,887
3.462%	09/06/29	10	10,573
4.540%	08/15/47	20	21,089
4.700%	04/02/27	15	16,947
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	5	5,094
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/01/25	15	15,305

			135,030

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Airlines — 0.4%
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29			28	$31,757
United Airlines 2020-1 Class B Pass Through Trust,
Pass-Through Certificates
4.875%	07/15/27			5	5,145

					36,902

Auto Manufacturers — 5.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25			15	15,000
1.200%	07/08/25			15	15,120
2.150%	09/10/24			20	20,905
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26			20	21,469
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49			10	13,615
6.125%	10/01/25			30	35,514
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23			85	88,209
3.450%	01/14/22			5	5,069
4.300%	07/13/25			70	77,385
5.250%	03/01/26			28	32,348
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30	(oo)		5	5,630
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25			40	40,536
2.850%	11/01/22			50	51,411
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27			5	4,923
1.900%	04/06/28			25	25,463
2.150%	02/13/30			10	10,264
Volkswagen Financial Services AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	04/12/23		EUR	25	30,159

					493,020

Banks — 10.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32			30	30,902
3.419%(ff)	12/20/28			10	10,903
Sr. Unsec’d. Notes, MTN
1.922%(ff)	10/24/31			20	19,494
2.831%(ff)	10/24/51			5	4,887
4.083%(ff)	03/20/51			5	5,968
Sub. Notes, MTN
4.000%	01/22/25			5	5,484
Sub. Notes, Series L, MTN
3.950%	04/21/25			90	98,826

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26	(oo)		15	$15,721
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	10/24/22		EUR	30	37,136
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)		10	10,310
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31			20	20,554
2.976%(ff)	11/05/30			20	21,214
3.887%(ff)	01/10/28			15	16,691
Sub. Notes
4.450%	09/29/27			40	45,684
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
0.481%	01/27/23			10	10,000
1.093%(ff)	12/09/26			20	19,694
2.615%(ff)	04/22/32			20	20,454
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)		25	26,408
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25			20	19,875
1.045%(ff)	11/19/26			20	19,751
2.301%(ff)	10/15/25			5	5,203
2.580%(ff)	04/22/32			15	15,411
4.452%(ff)	12/05/29			25	29,222
Sub. Notes
3.625%	12/01/27			20	21,972
4.125%	12/15/26			40	45,269
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42			5	5,291
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31			10	10,475
Sr. Unsec’d. Notes, MTN
0.529%(ff)	01/25/24			20	19,994
2.802%(ff)	01/25/52			5	4,911
Sub. Notes, GMTN
4.350%	09/08/26			20	22,666
Sub. Notes, MTN
4.875%	11/01/22			15	15,870
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24			200	206,094
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27	(oo)		25	28,313
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26	(oo)		30	31,016
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31			15	15,528
Sub. Notes, MTN
4.100%	06/03/26			20	22,461

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	5	$4,923

			964,575

Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	45	55,191
4.900%	02/01/46	10	12,649
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	10	12,194
4.750%	01/23/29	60	71,468
4.750%	04/15/58	5	6,264

			157,766

Biotechnology — 1.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25	30	32,270
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	82,900
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	9,606
2.950%	03/01/27	35	37,669

			162,445

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	5	5,202

Chemicals — 1.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	5	5,390
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	13	14,779
International Flavors & Fragrances, Inc.,
Gtd. Notes, 144A
3.468%	12/01/50	15	15,607
Sr. Unsec’d. Notes, 144A
2.300%	11/01/30	10	9,946
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	10	9,988
3.375%	05/01/30	20	21,729
4.200%	10/15/49	5	5,728
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	20	20,279
3.125%	06/01/24	14	14,949

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (cont’d.)
3.450%	08/01/25		4	$4,351

				122,746

Commercial Services — 1.3%
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		35	34,706
2.650%	02/15/25		40	42,136
3.200%	08/15/29		22	23,500
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25		5	5,134
3.250%	06/01/50		13	14,140

				119,616

Computers — 2.9%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50		20	19,602
2.650%	02/08/51		15	14,715
3.350%	02/09/27		20	22,201
3.850%	08/04/46		15	17,817
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
6.020%	06/15/26		17	20,389
8.350%	07/15/46		15	24,541
HP, Inc.,
Sr. Unsec’d. Notes, 144A
1.450%	06/17/26		45	44,762
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26		100	109,972

				273,999

Diversified Financial Services — 1.2%
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26		20	20,018
3.375%	07/01/25		15	16,103
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26		15	15,776
3.000%	02/01/30		5	5,066
4.250%	02/01/24		10	10,832
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23		10	10,157
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28		5	5,643
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26	(oo)	10	10,429
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31		15	15,154

				109,178

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric — 9.2%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
1.375%	01/15/26		35	$34,651
2.450%	01/15/31		15	14,855
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		10	10,570
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31		5	5,060
2.900%	06/15/50		5	4,996
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26		20	21,477
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		5	4,535
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24		5	5,304
Sr. Unsec’d. Notes
3.900%	10/01/25		15	16,588
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41		5	5,246
DTE Electric Co.,
General Ref. Mortgage
3.950%	03/01/49		10	12,036
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30		5	5,061
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29		15	15,741
3.850%	11/15/42		25	28,853
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29		45	49,863
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26	(oo)	15	15,161
Emera U.S. Finance LP (Canada),
Sr. Unsec’d. Notes, 144A
0.833%	06/15/24		20	19,922
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25		10	9,881
2.800%	06/15/30		10	10,399
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50		5	6,313
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
3.350%	07/15/22		50	50,814
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47		10	11,999
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		21	23,046

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	$21,520
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	15	16,034
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	15,170
2.250%	06/01/30	15	15,139
2.750%	05/01/25	15	15,938
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	10,287
2.600%	06/01/51	5	4,816
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	15	15,102
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	25	26,168
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31	5	4,808
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28	40	45,261
4.100%	06/01/22	30	30,740
Pacific Gas & Electric Co.,
First Mortgage
3.250%	06/15/23	25	25,859
3.450%	07/01/25	35	36,678
4.000%	12/01/46	15	14,099
4.450%	04/15/42	5	4,965
4.950%	07/01/50	15	15,451
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50	5	5,407
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	25	27,470
4.000%	02/01/48	5	5,607
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	35	35,252
First Mortgage, Series 20A
2.950%	02/01/51	5	4,557
First Mortgage, Series A
4.200%	03/01/29	20	22,592
First Mortgage, Series H
3.650%	06/01/51	10	10,035
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22	25	25,694
4.450%	02/15/44	15	18,583

			855,603

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Environmental Control — 0.4%
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25	10	$9,916
3.950%	05/15/28	20	22,741
Waste Management, Inc.,
Gtd. Notes
2.500%	11/15/50	5	4,663

			37,320
Foods — 0.7%
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	5	5,302
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	47	50,069
Kroger Co. (The),
Sr. Unsec’d. Notes
3.950%	01/15/50	10	11,417

			66,788
Gas — 0.4%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	10	9,602
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	20	19,849
3.600%	05/01/30	5	5,536

			34,987
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	10	12,879

Healthcare-Services — 3.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	20	20,817
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	15	15,706
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	5	5,066
2.500%	03/01/31	15	14,808
3.375%	02/15/30	5	5,226
4.250%	12/15/27	35	36,922
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	2	2,081
3.910%	10/01/50	5	5,522
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	20	21,294
5.375%	02/01/25	30	33,838
5.375%	09/01/26	30	34,540

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
3.500%	07/15/51	15	$15,004
4.750%	05/01/23	50	53,596
5.250%	06/15/49	5	6,382
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	6,056
3.361%	08/15/50	4	4,250
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/51	5	5,345

			286,453

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44	2	2,428
4.800%	07/10/45	3	3,760
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	10	10,520
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	5,066

			21,774

Internet — 1.6%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	5	4,552
2.050%	08/15/50	5	4,425
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	10	9,445
2.700%	06/03/60	5	4,764
3.100%	05/12/51	10	10,512
3.150%	08/22/27	25	27,620
3.250%	05/12/61	10	10,586
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	5	5,087
3.250%	02/15/30	35	36,565
3.600%	12/15/23	5	5,313
Gtd. Notes, 144A
6.250%	05/01/25	3	3,490
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	20,459
5.750%	03/01/24	5	5,610

			148,428

Iron/Steel — 0.2%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	5,172

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	5	$4,984
2.400%	06/15/25	5	5,237
3.250%	10/15/50	5	4,989

			20,382

Machinery-Diversified — 0.0%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
3.112%	02/15/40	3	3,102

Media — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	5,216
4.750%	03/01/30	8	8,453
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	25	25,878
4.500%	02/01/24	30	32,677
4.908%	07/23/25	65	73,702
5.050%	03/30/29	25	29,552
6.384%	10/23/35	23	30,822
6.484%	10/23/45	15	20,703
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	80	87,726
3.999%	11/01/49	15	17,666
4.000%	03/01/48	40	46,814
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	20	20,808
3.800%	03/13/24	20	21,443
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	5	5,353
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43	8	9,235
5.850%	09/01/43	2	2,739
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	10	11,334

			450,121

Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	4,997

Miscellaneous Manufacturing — 0.9%
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	20	22,002
3.625%	05/01/30	25	27,907

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.375%	09/06/23	EUR	30	$36,133

				86,042

Oil & Gas — 4.7%
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30		10	9,762
2.939%	06/04/51		5	4,795
3.060%	06/17/41		15	15,148
3.194%	04/06/25		30	32,319
3.379%	02/08/61		5	5,025
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25		15	15,360
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		5	5,516
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		6	6,818
Sr. Unsec’d. Notes, 144A
5.250%	10/15/27		15	16,125
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		30	31,712
3.125%	03/24/31		10	10,398
3.500%	12/01/29		27	28,940
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		5	5,926
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	16,094
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		15	16,709
5.600%	02/15/41		25	31,266
HollyFrontier Corp.,
Sr. Unsec’d. Notes
2.625%	10/01/23		15	15,522
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27		15	16,985
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23		25	26,671
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48		10	9,397
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.550%	05/15/23		15	15,010
0.750%	01/15/24		15	14,999
1.125%	01/15/26		5	4,950
1.900%	08/15/30		10	9,637
2.150%	01/15/31		5	4,907

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	50	$50,405
2.700%	04/15/23	10	10,369
2.850%	04/15/25	5	5,302

			436,067

Oil & Gas Services — 0.2%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	20	22,103

Packaging & Containers — 0.8%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26	30	30,039
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28	10	11,298
4.650%	03/15/26	25	28,674

			70,011

Pharmaceuticals — 6.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	125	135,669
3.450%	03/15/22	25	25,423
3.800%	03/15/25	10	10,936
3.850%	06/15/24	25	27,107
4.250%	11/21/49	7	8,393
4.875%	11/14/48	10	12,967
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	5	5,070
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	30	30,654
3.363%	06/06/24	20	21,427
3.700%	06/06/27	55	61,136
3.794%	05/20/50	5	5,581
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	45	50,440
4.900%	12/15/48	5	6,462
Sr. Unsec’d. Notes
3.400%	03/15/50	5	5,201
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	20	19,634
1.875%	02/28/31	50	48,535
3.000%	08/15/26	12	12,940
4.300%	03/25/28	46	52,845
5.050%	03/25/48	17	22,108
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	10	10,030
2.700%	05/28/50	10	9,970

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		40	$41,861

				624,389

Pipelines — 6.5%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35		10	10,733
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		20	23,279
5.875%	03/31/25		30	34,416
Enbridge, Inc. (Canada),
Gtd. Notes, SOFR + 0.400%
0.435%(c)	02/17/23		10	10,019
Gtd. Notes
2.900%	07/15/22		25	25,590
4.000%	11/15/49		5	5,555
4.250%	12/01/26		10	11,285
Energy Transfer LP,
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)	20	20,394
Sr. Unsec’d. Notes
3.600%	02/01/23		13	13,488
3.750%	05/15/30		50	54,359
4.000%	10/01/27		20	22,047
4.900%	02/01/24		10	10,873
5.250%	04/15/29		25	29,531
5.400%	10/01/47		5	5,918
6.500%	02/01/42		5	6,491
Sr. Unsec’d. Notes, Series 5Y
4.200%	09/15/23		17	18,177
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22		33	34,395
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30		5	5,283
3.125%	07/31/29		5	5,395
4.850%	03/15/44		25	30,673
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44		25	31,246
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25		30	33,414
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26		35	35,398
4.875%	06/01/25		10	11,290
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22		50	51,023
4.300%	01/31/43		5	5,021
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		30	34,642

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	17	$18,875
4.500%	11/15/23	8	8,668

			607,478

Real Estate Investment Trusts (REITs) — 4.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,732
2.000%	05/18/32	5	4,874
3.800%	04/15/26	25	27,862
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	20	20,215
2.250%	01/15/22	15	15,153
2.700%	04/15/31	20	20,662
2.750%	01/15/27	20	21,155
4.000%	06/01/25	75	82,568
4.400%	02/15/26	25	28,231
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	5,298
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	5	5,296
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	25,173
3.300%	07/01/30	30	32,222
3.650%	09/01/27	20	22,052
4.000%	03/01/27	10	11,197
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27	26	26,320
3.000%	07/15/50	5	4,794
3.200%	11/18/29	10	10,746
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
1.350%	02/01/27	15	14,982
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31	5	4,746
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	5	5,254
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	5	5,228
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	5	5,085
2.850%	12/15/32	5	5,229
3.950%	08/15/27	16	18,028

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29	15	$15,022

			442,124

Retail — 2.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.612%(c)	08/10/22	25	25,011
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	40	39,268
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	55	60,107
3.350%	04/15/50	5	5,533
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	30	33,574
3.700%	04/15/46	15	16,478
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	5	5,540
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28	10	11,384
4.050%	06/29/48	5	6,291
4.300%	04/22/44	15	19,037

			222,223

Semiconductors — 4.0%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	5,350
Applied Materials, Inc.,
Sr. Unsec’d. Notes
3.300%	04/01/27	10	11,058
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	70	77,365
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	38	42,721
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	40	42,175
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50	10	13,277
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	50	57,648
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	15	15,057
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	10	11,334

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.875%	03/01/24	25	$27,523
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
4.300%	06/18/29	35	40,167
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.300%	05/20/28	25	24,469

			368,144

Software — 3.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
1.150%	03/01/26	30	29,763
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	50	52,724
3.500%	07/01/29	10	11,008
3.800%	10/01/23	15	16,053
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	11	10,809
2.921%	03/17/52	19	20,154
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	75	79,048
3.600%	04/01/50	10	10,275
3.650%	03/25/41	10	10,622
3.850%	04/01/60	5	5,294
3.950%	03/25/51	5	5,464
4.000%	11/15/47	25	27,254
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	5	4,969
1.750%	02/15/31	5	4,806
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	5	5,031
2.900%	07/15/51	5	5,052
3.050%	07/15/61	5	5,081

			303,407

Telecommunications — 7.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	25	28,938
4.500%	05/15/35	15	17,604
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	65	64,423
3.500%	09/15/53	5	5,015
3.800%	12/01/57	11	11,495
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	25	25,739
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	60	69,968

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	25	$25,218
Gtd. Notes, 144A
2.250%	02/15/26	20	20,174
Sr. Sec’d. Notes
3.300%	02/15/51	5	4,982
3.500%	04/15/25	60	65,068
4.500%	04/15/50	5	5,948
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	10	10,092
1.500%	09/18/30	10	9,544
1.680%	10/30/30	52	49,678
2.550%	03/21/31	10	10,232
2.650%	11/20/40	40	38,593
3.400%	03/22/41	10	10,592
3.700%	03/22/61	5	5,363
4.016%	12/03/29	20	22,942
4.125%	03/16/27	20	22,762
4.329%	09/21/28	30	34,869
4.812%	03/15/39	25	31,700
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	20	21,655
4.375%	05/30/28	25	29,082
Sub. Notes
5.125%(ff)	06/04/81	15	15,175

			656,851

Transportation — 1.9%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.900%	04/01/44	10	13,328
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	5	4,983
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	10,966
3.800%	03/01/28	16	18,038
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	10	10,843
4.250%	05/15/30	20	23,310
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	15,098
3.800%	08/01/28	40	45,305
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70	5	5,500
3.799%	10/01/51	15	17,142
Sr. Unsec’d. Notes, 144A
2.891%	04/06/36	11	11,443

			175,956

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24		20	$21,052
4.000%	07/15/25		25	27,554
4.125%	08/01/23		5	5,335

				53,941

Water — 0.3%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
5.125%	05/24/22	EUR	25	31,079

TOTAL CORPORATE BONDS (cost $8,778,191)				8,930,656

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bonds
2.375%	05/15/51		72	77,192
U.S. Treasury Notes
0.125%	05/31/23		65	65,162
0.250%	06/15/24		144	143,233
1.625%	05/15/31		38	37,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $323,191)				323,571

TOTAL LONG-TERM INVESTMENTS (cost $9,101,382)				9,254,227

		Shares
SHORT-TERM INVESTMENTS — 0.9%
AFFILIATED MUTUAL FUND — 0.6%
PGIM Core Ultra Short Bond Fund (cost $56,070)(wa)			56,070	56,070

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BOND — 0.3%
Electric
Pacific Gas & Electric Co.,
First Mortgage, 3 Month LIBOR + 1.375%
1.531%(c)	11/15/21		25,000	25,024

(cost $25,000)
TOTAL SHORT-TERM INVESTMENTS (cost $81,070)				81,094

TOTAL INVESTMENTS—100.4% (cost $9,182,452)				9,335,321
Liabilities in excess of other assets(z) — (0.4)%				(34,835)

NET ASSETS — 100.0%				$9,300,486

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1	2 Year U.S. Treasury Notes	Sep. 2021	$220,320	$(384)
1	20 Year U.S. Treasury Bonds	Sep. 2021	160,750	3,697

				3,313

Short Positions:
2	5 Year U.S. Treasury Notes	Sep. 2021	246,859	544
1	Euro Schatz Index	Sep. 2021	132,970	11

				555

				$3,868

Forward foreign currency exchange contract outstanding at June 30, 2021:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Euro,
Expiring 09/15/21	BNP Paribas S.A.	EUR 112	$135,769	$133,015	$2,754	$—

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	178	$(4,147)	$(4,585)	$(438)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
HSBC Securities (USA) Inc.	$4,000	$—
Wells Fargo Securities LLC	3,000	—

Total	$7,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$8,930,656	$—
U.S. Treasury Obligations	—	323,571	—
Short-Term Investments
Affiliated Mutual Fund	56,070	—	—
Corporate Bond	—	25,024	—

Total	$56,070	$9,279,251	$—

Other Financial Instruments*
Assets
Futures Contracts	$4,252	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	2,754	—

Total	$4,252	$2,754	$—

Liabilities
Futures Contracts	$(384)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(438)	—

Total	$(384)	$(438)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	10.4%

Electric	9.5%

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Telecommunications	7.1%
Pharmaceuticals	6.7
Pipelines	6.5
Auto Manufacturers	5.3
Media	4.8
Real Estate Investment Trusts (REITs)	4.8
Oil & Gas	4.7
Semiconductors	4.0
U.S. Treasury Obligations	3.5
Software	3.3
Aerospace & Defense	3.2
Healthcare-Services	3.1
Computers	2.9
Retail	2.4
Transportation	1.9
Biotechnology	1.7
Beverages	1.7
Internet	1.6
Agriculture	1.4
Chemicals	1.3
Commercial Services	1.3
Diversified Financial Services	1.2
Miscellaneous Manufacturing	0.9

Packaging & Containers	0.8%
Foods	0.7
Affiliated Mutual Fund	0.6
Trucking & Leasing	0.6
Environmental Control	0.4
Airlines	0.4
Gas	0.4
Water	0.3
Oil & Gas Services	0.2
Insurance	0.2
Iron/Steel	0.2
Healthcare-Products	0.1
Advertising	0.1
Building Materials	0.1
Mining	0.1
Machinery-Diversified	0.0 *

100.4
Liabilities in excess of other assets	(0.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$438	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,754		—	—
Interest rate contracts	Due from/to broker-variation margin futures	4,252	*	Due from/to broker-variation margin futures	384	*

		$7,006			$822

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(2,224)
Foreign exchange contracts	—	(1,084)	—
Interest rate contracts	(53)	—	—

Total	$(53)	$(1,084)	$(2,224)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(446)
Foreign exchange contracts	—	5,794	—
Interest rate contracts	4,120	—	—

Total	$4,120	$5,794	$(446)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$516,669	$468,762	$23,048

Forward Foreign Currency Exchange Contracts—Sold(2)	Credit Default Swap Agreements— Buy Protection(1)
$158,211	$87,667

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP Paribas S.A.	$2,754	$—	$2,754	$—	$2,754

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $9,126,382)	$9,279,251
Affiliated investments (cost $56,070)	56,070
Foreign currency, at value (cost $1,075)	1,052
Dividends and interest receivable	69,121
Receivable for investments sold	54,639
Deposit with broker for centrally cleared/exchange-traded derivatives	7,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,754
Due from Manager	553
Due from broker-variation margin futures	543
Prepaid expenses	692

Total Assets	9,471,675

LIABILITIES
Payable for investments purchased	134,838
Audit fee payable	21,258
Custodian and accounting fees payable	10,992
Payable for Portfolio shares purchased	3,294
Affiliated transfer agent fee payable	433
Accrued expenses and other liabilities	343
Due to broker-variation margin swaps	31

Total Liabilities	171,189

NET ASSETS	$9,300,486

Net assets were comprised of:
Partners’ Equity	$9,300,486

Net asset value and redemption price per share, $9,300,486 / 841,375 outstanding shares of beneficial interest	$11.05

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$98,414
Affiliated dividend income	48

Total income	98,462

EXPENSES
Management fee	24,543
Audit fee	22,958
Custodian and accounting fees	22,038
Legal fees and expenses	8,447
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,599
Shareholders’ reports	3,237
Pricing fees	2,750
Miscellaneous	6,952

Total expenses	99,284
Less: Fee waiver and/or expense reimbursement	(71,631)

Net expenses	27,653

NET INVESTMENT INCOME (LOSS)	70,809

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	19,629
Futures transactions	(53)
Forward currency contract transactions	(1,084)
Swap agreements transactions	(2,224)
Foreign currency transactions	(102)

16,166

Net change in unrealized appreciation (depreciation) on:
Investments	(205,133)
Futures	4,120
Forward currency contracts	5,794
Swap agreements	(446)
Foreign currencies	(94)

(195,759)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(179,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(108,784)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 70,809	$ 123,006
Net realized gain (loss) on investment and foreign currency transactions	16,166	158,738
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(195,759)	334,940

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(108,784)	616,684

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,892 and 319,768 shares, respectively]	142,514	3,521,328
Portfolio shares purchased [15,737 and 3,183 shares, respectively]	(171,268)	(34,707)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(28,754)	3,486,621

TOTAL INCREASE (DECREASE)	(137,538)	4,103,305
NET ASSETS:
Beginning of period	9,438,024	5,334,719

End of period	$9,300,486	$9,438,024

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
UNAFFILIATED FUNDS**
DFA Emerging Markets Core Equity Portfolio, (Institutional Shares)	21,345	$575,890
DFA Global Core Plus Fixed Income Portfolio, (Institutional Shares)	99,560	1,075,246
DFA International Core Equity Portfolio, (Institutional Shares)	139,272	2,242,274
DFA Selectively Hedged Global Fixed Income Portfolio, (Institutional Shares)	51,289	503,144
DFA U.S. Core Equity 1 Portfolio, (Institutional Shares)	83,667	2,881,477
DFA U.S. Core Equity 2 Portfolio, (Institutional Shares)	109,121	3,444,944

TOTAL LONG-TERM INVESTMENTS (cost $7,489,250)		10,722,975

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $501,683)(wb)	501,683	501,683

TOTAL INVESTMENTS—99.8% (cost $7,990,933)		11,224,658
Other assets in excess of liabilities(z) — 0.2%		17,807

NET ASSETS — 100.0%		$11,242,465

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
24	S&P 500 E-Mini Index	Sep. 2021	$514,632	$7,849

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$26,400	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

  Level 1—unadjusted quoted prices generally in active markets for identical securities.

  Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

  Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Unaffiliated Funds	$10,722,975	$—	$—
Short-Term Investment
Affiliated Mutual Fund	501,683	—	—

Total	$11,224,658	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$ 7,849	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2021 were as follows:

Unaffiliated Funds	95.4%
Affiliated Mutual Fund	4.4

99.8
Other assets in excess of liabilities	0.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$7,849*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$71,081

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,670)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures
Contracts—
Long
Positions(1)
$486,804

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $7,489,250)	$10,722,975
Affiliated investments (cost $501,683)	501,683
Deposit with broker for centrally cleared/exchange-traded derivatives	26,400
Receivable for investments sold	5,962
Due from Manager	1,021
Due from broker-variation margin futures	792
Prepaid expenses and other assets	4,397

Total Assets	11,263,230

LIABILITIES
Audit fee payable	11,670
Custodian and accounting fees payable	5,722
Payable for Portfolio shares purchased	1,334
Accrued expenses and other liabilities	1,144
Distribution fee payable	462
Affiliated transfer agent fee payable	433

Total Liabilities	20,765

NET ASSETS	$11,242,465

Net assets were comprised of:
Partners’ Equity	$11,242,465

Net asset value and redemption price per share, $11,242,465 / 842,388 outstanding shares of beneficial interest	$13.35

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$66,603
Affiliated dividend income	355

Total income	66,958

EXPENSES
Management fee	36,566
Distribution fee	13,394
Custodian and accounting fees	16,571
Audit fee	13,370
Legal fees and expenses	7,771
Trustees’ fees	4,757
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,593
Fund data services	2,279
Shareholders’ reports	1,635
Miscellaneous	4,892

Total expenses	104,828
Less: Fee waiver and/or expense reimbursement	(71,250)

Net expenses	33,578

NET INVESTMENT INCOME (LOSS)	33,380

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	55,927
Futures transactions	71,081

127,008

Net change in unrealized appreciation (depreciation) on:
Investments	1,120,164
Futures	(1,670)

1,118,494

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,245,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,278,882

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 33,380	$ 76,404
Net realized gain (loss) on investment transactions	127,008	(517,023)
Net capital gain distributions received	—	2,250
Net change in unrealized appreciation (depreciation) on investments	1,118,494	2,117,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,278,882	1,679,385

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,206 and 1,100,345 shares, respectively]	93,693	10,284,170
Portfolio shares purchased [22,351 and 355,175 shares, respectively]	(284,912)	(2,968,269)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(191,219)	7,315,901

TOTAL INCREASE (DECREASE)	1,087,663	8,995,286
NET ASSETS:
Beginning of period	10,154,802	1,159,516

End of period	$11,242,465	$10,154,802

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.8%
ASSET-BACKED SECURITIES — 5.6%
Canada — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	2,757	$2,755,859

Cayman Islands — 3.1%
AGL CLO Ltd.,
Series 2020-03A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.484%(c)	01/15/33	1,600	1,601,328
Atlas Senior Loan Fund,
Series 2019-14A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.618%(c)	07/20/32	5,400	5,401,965
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.976%(c)	07/25/30	4,600	4,594,972
Series 2017-02A, Class BR2, 144A
—%(p)	07/25/34	4,600	4,590,358
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.926%(c)	04/26/31	1,250	1,240,069
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.298%(c)	04/20/32	4,000	4,001,994
Catamaran CLO Ltd.,
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.031%(c)	01/27/28	1,745	1,744,082
CIFC Funding Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.190%(c)	04/18/31	3,000	3,001,542
Columbia Cent CLO Ltd.,
Series 2020-29A, Class A1N, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.888%(c)	07/20/31	3,000	3,012,714
Crown City CLO,
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)
2.738%(c)	07/20/30	1,200	1,201,500
Cutwater Ltd.,
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.434%(c)	07/15/26	504	503,603
Elmwood CLO Ltd.,
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.424%(c)	04/15/33	4,000	4,005,732
Greywolf CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
1.806%(c)	04/26/31	1,380	1,378,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (cont’d.)
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.538%(c)	01/20/33	5,000	$5,013,573
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.636%(c)	11/30/32	12,000	12,039,804
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.330%(c)	10/19/28	4,601	4,599,167
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.246%(c)	04/21/31	5,000	4,969,140
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.326%(c)	04/25/30	2,150	2,150,780
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.934%(c)	04/15/29	5,550	5,547,208
Magnetite Ltd.,
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.990%(c)	01/18/28	3,340	3,337,701
Marble Point CLO Ltd.,
Series 2020-03A, Class D, 144A, 3 Month LIBOR + 3.900% (Cap N/A, Floor 3.900%)
3.921%(c)	01/19/34	1,250	1,257,724
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.546%(c)	04/14/33	1,400	1,403,191
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.634%(c)	10/15/32	3,000	2,999,278
OCP CLO Ltd.,
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.984%(c)	07/15/27	241	240,806
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.996%(c)	10/26/27	503	503,444
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.204%(c)	04/15/31	4,210	4,210,883
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
1.260%(c)	01/17/31	1,771	1,771,210
Parallel Ltd.,
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.588%(c)	07/20/31	2,500	2,501,096
Series 2020-01A, Class A2R, 144A
—%(p)	07/20/34	2,500	2,500,265

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (cont’d.)
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.134%(c)	04/15/29	3,150	$3,147,037
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.356%(c)	10/26/31	2,000	2,000,002
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.558%(c)	01/20/32	1,900	1,900,332
THL Credit Wind River CLO Ltd.,
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.324%(c)	01/15/31	2,106	2,105,004
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.605%(c)	11/20/30	1,500	1,489,855
Tryon Park CLO Ltd.,
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
1.074%(c)	04/15/29	1,550	1,550,212
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
1.461%(c)	07/20/32	6,000	6,001,260
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.464%(c)	04/15/33	2,675	2,678,541
Wellfleet CLO Ltd.,
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.344%(c)	07/20/32	11,500	11,494,268

			123,690,033

United States — 2.4%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	770	771,127
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	1,969	1,969,124
American Credit Acceptance Receivables Trust,
Series 2019-04, Class B, 144A
2.430%	10/12/23	1,498	1,499,725
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	1,470	1,501,982
Series 2021-01, Class A2
0.280%	06/18/24	2,915	2,916,318
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
0.797%(c)	01/25/36	2,070	2,066,702
ARI Fleet Lease Trust,
Series 2018-A, Class A3, 144A
2.840%	10/15/26	9,250	9,328,916

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.767%(c)	10/25/35	310	$310,029
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.292%(c)	06/25/47	712	663,334
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.322%(c)	05/25/37	800	762,575
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	713,456
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	2,675	2,676,775
Series 2021-03A, Class A, 144A
1.000%	05/15/30	1,365	1,367,718
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.359%(cc)	12/25/35	342	343,198
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.292%(c)	12/27/66	2,421	2,485,669
Exeter Automobile Receivables Trust,
Series 2017-01A, Class D, 144A
6.200%	11/15/23	3,001	3,040,778
Series 2018-03A, Class D, 144A
4.350%	06/17/24	1,800	1,848,356
Series 2021-01A, Class A3
0.340%	03/15/24	5,798	5,801,107
Series 2021-01A, Class B
0.500%	02/18/25	3,425	3,426,835
First Investors Auto Owner Trust,
Series 2019-02A, Class A, 144A
2.210%	09/16/24	1,555	1,566,231
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	4,499	4,507,494
Series 2021-01, Class A, 144A
0.310%	06/16/25	6,373	6,372,352
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	3,520	3,519,862
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	510	511,160
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.671%(c)	03/25/37	740	755,308
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	785	787,866
Series 2019-04A, Class A, 144A
2.390%	12/17/29	1,130	1,136,271

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2020-01A, Class A, 144A
2.240%	03/15/30	260	$260,546
Series 2021-01A, Class A, 144A
0.600%	06/16/31	1,035	1,035,805
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.200%(c)	07/16/36	1,850	1,852,565
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
2.966%(cc)	07/25/59	445	462,404
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.142%(c)	12/27/66	888	902,398
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31	5,970	5,977,290
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.229%(c)	12/15/32	1,728	1,656,529
SoFi Consumer Loan Program Trust,
Series 2016-001, Class A, 144A
3.260%	08/25/25	831	833,160
Series 2018-01, Class B, 144A
3.650%	02/25/27	559	567,249
Series 2019-04, Class A, 144A
2.450%	08/25/28	1,579	1,588,558
Series 2020-01, Class A, 144A
2.020%	01/25/29	1,280	1,290,126
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.292%(c)	01/25/37	629	622,667
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.292%(c)	06/25/37	1,123	923,636
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.247%(c)	09/25/36	629	490,281
Series 2007-BC03, Class 2A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.352%(c)	05/25/47	325	298,971
Upstart Securitization Trust,
Series 2019-02, Class A, 144A
2.897%	09/20/29	1,760	1,763,790
Westlake Automobile Receivables Trust,
Series 2019-03A, Class A2, 144A
2.150%	02/15/23	1,034	1,035,884
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	2,416	2,420,181
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	1,990	1,990,203
Series 2021-02A, Class B, 144A
0.620%	07/15/26	1,040	1,039,786

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.373%(c)	08/20/29	7,425	$7,432,833

			97,095,130

TOTAL ASSET-BACKED SECURITIES (cost $222,233,079)			223,541,022

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	1,160	1,215,785
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.073%(c)	06/15/35	1,765	1,766,382
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,600	1,727,657
Series 2018-BN10, Class D, 144A
2.600%	02/15/61	200	179,817
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	200	188,690
Series 2019-BN24, Class A3
2.960%	11/15/62	2,200	2,368,125
Series 2021-BN34, Class A5
2.438%	06/15/63	3,100	3,202,975
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.660%(cc)	02/15/50	200	188,126
Benchmark Mortgage Trust,
Series 2018-B06, Class D, 144A
3.272%(cc)	10/10/51	750	722,250
Series 2019-B13, Class D, 144A
2.500%	08/15/57	900	804,861
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.323%(c)	07/15/35	2,010	2,011,269
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
1.595%(c)	08/15/36	777	777,244
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
1.161%(c)	09/15/37	1,475	1,457,981
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class E, 144A
2.500%	11/15/52	500	427,419
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class D, 144A
3.250%	04/14/50	300	263,951
Commercial Mortgage Trust,
Series 2013-CR06, Class D, 144A
4.225%(cc)	03/10/46	1,120	1,051,332

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2013-CR10, Class D, 144A
5.064%(cc)	08/10/46	1,185	$1,205,264
Series 2013-LC06, Class D, 144A
4.453%(cc)	01/10/46	2,330	2,302,985
Series 2017-COR02, Class D, 144A
3.000%	09/10/50	350	331,221
Series 2019-GC44, Class D, 144A
2.500%	08/15/57	800	711,257
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class D, 144A
5.053%(cc)	11/15/51	300	313,799
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.123%(c)	12/19/30	2,704	2,708,135
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class D, 144A
3.360%(cc)	06/10/50	600	562,347
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,650	2,824,936
GS Mortgage Securities Trust,
Series 2013-G01, Class A1, 144A
2.059%	04/10/31	110	110,962
Series 2019-SMP, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.023%(c)	08/15/32	760	749,497
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.735% (Cap N/A, Floor 1.733%)
1.808%(c)	11/15/26	1,450	364,776
Series 2021-L05, Class A4
2.728%	05/15/54	2,100	2,220,295
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.543%(c)	11/15/27	1,085	810,827
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class D, 144A
3.263%(cc)	12/15/59	1,000	922,895
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	550	510,463
Series 2021-C59, Class A5
2.626%	04/15/54	1,900	1,996,989
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47	652	598,991

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (cost $37,593,268)			37,599,503

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BOND — 0.0%
China
iQIYI, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/23			260	$262,044

(cost $256,860)
CORPORATE BONDS — 29.6%
Argentina — 0.0%
MercadoLibre, Inc.,
Gtd. Notes
2.375%	01/14/26			200	201,350

Australia — 0.3%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.400%	05/19/26			600	675,452
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30			1,500	1,560,003
Commonwealth Bank of Australia,
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34			2,050	2,174,850
Glencore Funding LLC,
Gtd. Notes, 144A
1.625%	04/27/26			1,025	1,028,099
4.125%	05/30/23			1,150	1,223,136
4.125%	03/12/24			1,175	1,267,022
4.625%	04/29/24			1,350	1,482,203
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36			1,425	1,418,760
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27			700	693,522
3.763%(ff)	11/28/28			600	658,692

					12,181,739

Austria — 0.1%
Erste Group Bank AG,
Jr. Sub. Notes
6.500%(ff)	04/15/24	(oo)	EUR	1,000	1,331,035
JAB Holdings BV,
Gtd. Notes
1.000%	12/20/27		EUR	1,100	1,335,870

					2,666,905

Belgium — 0.3%
Ageas SA,
Sub. Notes
1.875%(ff)	11/24/51		EUR	1,500	1,790,220
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26			150	165,825
4.900%	02/01/46			1,300	1,644,384
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
1.125%	07/01/27		EUR	1,051	1,317,294
2.000%	03/17/28		EUR	392	519,037
2.750%	03/17/36		EUR	560	804,188

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Belgium (cont’d.)
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.750%	01/23/29			100	$119,112
5.550%	01/23/49			2,275	3,128,033
Solvay SA,
Jr. Sub. Notes
2.500%(ff)	12/02/25	(oo)	EUR	1,500	1,836,224

					11,324,317

Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes
2.750%	07/03/23		EUR	700	871,786
Gtd. Notes, 144A
4.700%	05/15/28			1,300	1,509,777

					2,381,563

Brazil — 0.2%
Banco do Brasil Cayman,
Jr. Sub. Notes
6.250%(ff)	04/15/24	(oo)		410	419,038
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/31/30			1,180	1,233,473
BRF GmbH,
Gtd. Notes
4.350%	09/29/26			772	812,809
BRF SA,
Sr. Unsec’d. Notes
4.875%	01/24/30			1,485	1,559,076
CSN Resources SA,
Gtd. Notes, 144A
4.625%	06/10/31			846	860,461
Embraer Netherlands Finance BV,
Gtd. Notes
5.400%	02/01/27			951	1,012,666
6.950%	01/17/28			703	804,801
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30			455	470,964
Klabin Austria GmbH,
Gtd. Notes, 144A
3.200%	01/12/31			506	498,028
OEC Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 7.125% or PIK N/A
7.125%	12/26/46			1,048	115,455
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31			391	409,390
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26			100	120,182

					8,316,343

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Canada — 1.4%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		2,794	$2,761,685
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	04/15/29		2,402	2,720,973
CPPIB Capital, Inc.,
Gov’t. Gtd. Notes, EMTN
0.250%	04/06/27	EUR	9,587	11,630,546
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	12/15/26		1,540	1,629,014
Methanex Corp.,
Sr. Unsec’d. Notes
5.250%	12/15/29		1,175	1,269,563
Ontario Teachers’ Finance Trust,
Local Gov’t. Gtd. Notes
0.500%	05/06/25	EUR	9,573	11,678,093
Local Gov’t. Gtd. Notes, 144A
1.250%	09/27/30		7,220	6,905,144
2.000%	04/16/31		10,585	10,752,974
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25		1,500	1,605,964
6.850%	06/01/39		1,394	2,035,301
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
7.625%	01/15/39		2,014	3,127,618

				56,116,875

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	13,519

Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		900	946,549
3.700%	01/30/50		300	317,848
Empresa Electrica Cochrane SpA,
Sr. Sec’d. Notes
5.500%	05/14/27		588	608,785
Inversiones CMPC SA,
Gtd. Notes
3.850%	01/13/30		440	468,903
Gtd. Notes, 144A
3.850%	01/13/30		1,766	1,882,007

				4,224,092

China — 1.3%
Agricultural Development Bank of China,
Unsec’d. Notes, Series 2004
2.960%	04/17/30	CNH	154,000	22,799,824
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
2.125%	02/09/31		2,075	2,040,051
4.000%	12/06/37		392	439,686

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
China (cont’d.)
Baidu, Inc.,
Sr. Unsec’d. Notes
3.075%	04/07/25			877	$928,736
China Development Bank,
Unsec’d. Notes, Series 2012
3.340%	07/14/25		CNH	37,560	5,835,808
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
3.875%	06/19/29			240	254,276
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
3.300%	01/12/31			260	244,630
Huarong Finance 2017 Co. Ltd.,
Gtd. Notes, EMTN
4.000%(ff)	11/07/22	(oo)		280	176,380
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.375%	02/24/30			200	137,892
3.875%	11/13/29			800	552,077
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.500%	01/16/25			2,000	1,479,833
Meituan,
Sr. Unsec’d. Notes, 144A
3.050%	10/28/30			200	197,154
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22			6,250	6,483,332
Prosus NV,
Sr. Unsec’d. Notes
3.680%	01/21/30			200	213,762
3.832%	02/08/51			1,960	1,818,969
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30			200	213,762
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50			200	192,511
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50			200	192,511
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
3.250%	09/13/27			1,300	1,408,013
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes, 144A
2.150%	05/13/25			1,693	1,739,910
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, EMTN
4.250%	05/02/28			1,000	1,149,971
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
3.840%	04/22/51			235	253,693
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28			360	393,531
Weibo Corp.,
Sr. Unsec’d. Notes
3.375%	07/08/30			1,841	1,892,663

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
China (cont’d.)
Yuzhou Group Holdings Co. Ltd.,
Sr. Unsec’d. Notes
5.375%(ff)	09/29/22	(oo)		220	$186,486

					51,225,461

Denmark — 0.3%
Danfoss Finance I BV,
Gtd. Notes, EMTN
0.375%	10/28/28		EUR	1,325	1,559,079
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25			2,073	2,206,367
5.375%	01/12/24			1,570	1,741,464
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	01/14/28		GBP	3,200	4,545,223
Sub. Notes, EMTN
1.375%(ff)	02/12/30		EUR	1,050	1,269,003

					11,321,136

Finland — 0.0%
Nordea Bank Abp,
Jr. Sub. Notes, EMTN
6.125%(ff)	09/23/24	(oo)		870	957,787

France — 2.1%
Adevinta ASA,
Sr. Sec’d. Notes
3.000%	11/15/27		EUR	175	214,681
Sr. Sec’d. Notes, 144A
3.000%	11/15/27		EUR	150	184,012
Airbus SE,
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32		EUR	1,435	1,968,445
2.375%	06/09/40		EUR	1,700	2,341,425
Altice France SA,
Sr. Sec’d. Notes
3.375%	01/15/28		EUR	600	693,664
AXA SA,
Sub. Notes, EMTN
5.125%(ff)	07/04/43		EUR	2,185	2,850,605
BNP Paribas SA,
Jr. Sub. Notes
6.750%(ff)	03/14/22	(oo)		2,690	2,781,443
Sr. Unsec’d. Notes
0.500%(ff)	09/01/28		EUR	1,600	1,892,607
1.875%	12/14/27		GBP	600	847,413
3.375%	01/09/25			1,900	2,041,026
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27			950	938,224
2.219%(ff)	06/09/26			1,000	1,031,051
3.375%	01/09/25			2,250	2,417,005
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22			3,445	3,524,330
3.052%(ff)	01/13/31			1,100	1,158,887
Sr. Unsec’d. Notes, EMTN
1.250%	07/13/31		GBP	1,000	1,297,115
2.125%(ff)	01/23/27		EUR	2,800	3,583,673

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
France (cont’d.)
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33			1,900	$2,101,167
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26			5,335	5,356,849
4.000%	09/12/23			4,990	5,352,642
Sub. Notes, 144A
5.150%	07/21/24			852	950,108
Sub. Notes, 144A, MTN
4.500%	03/15/25			920	1,014,990
4.625%	07/11/24			295	324,112
CNP Assurances,
Sub. Notes
0.375%	03/08/28		EUR	1,000	1,160,785
4.500%(ff)	06/10/47		EUR	1,600	2,275,128
Sub. Notes, EMTN
2.500%(ff)	06/30/51		EUR	900	1,141,539
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48		EUR	1,000	1,447,972
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27			1,900	1,869,764
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26			750	764,392
Electricite de France SA,
Jr. Sub. Notes
2.875%(ff)	12/15/26	(oo)	EUR	3,400	4,158,312
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28			2,850	3,322,391
La Mondiale SAM,
Sub. Notes
0.750%	04/20/26		EUR	1,000	1,200,837
2.125%	06/23/31		EUR	1,000	1,245,315
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32		EUR	1,000	1,319,607
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24		EUR	5,375	6,709,300
Societe Generale SA,
Jr. Sub. Notes
7.375%(ff)	09/13/21	(oo)		866	875,312
Sr. Unsec’d. Notes
0.875%(ff)	09/22/28		EUR	500	602,242
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26			2,175	2,156,437
Sr. Unsec’d. Notes, EMTN
1.750%	03/22/29		EUR	3,100	3,939,549
Sub. Notes, 144A
4.250%	04/14/25			500	543,213
4.750%	11/24/25			453	505,053
SPCM SA,
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26		EUR	945	1,141,544
2.625%	02/01/29		EUR	850	1,035,604

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
France (cont’d.)
TotalEnergies SE,
Jr. Sub. Notes, EMTN
2.625%(ff)	02/26/25	(oo)	EUR	1,438	$1,802,345

					84,082,115

Germany — 1.8%
ADLER Group SA,
Sr. Unsec’d. Notes
2.250%	01/14/29		EUR	1,000	1,148,349
Allianz SE,
Jr. Sub. Notes
2.625%(ff)	10/30/30	(oo)	EUR	1,400	1,675,169
Bayer Capital Corp. BV,
Gtd. Notes
1.500%	06/26/26		EUR	400	501,330
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23			1,300	1,392,437
4.250%	12/15/25			2,050	2,285,519
Cheplapharm Arzneimittel GmbH,
Sr. Sec’d. Notes, 144A
3.500%	02/11/27		EUR	211	252,982
Commerzbank AG,
Jr. Sub. Notes
6.125%(ff)	10/09/25	(oo)	EUR	1,400	1,830,774
Sub. Notes, EMTN
4.000%	03/23/26		EUR	900	1,204,933
Deutsche Bank AG,
Jr. Sub. Notes
4.625%(ff)	10/30/27	(oo)	EUR	1,400	1,726,452
6.000%(ff)	10/30/25	(oo)		1,200	1,274,659
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26			475	482,325
2.222%(ff)	09/18/24			1,100	1,129,523
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30		EUR	1,900	2,380,087
Sub. Notes
3.729%(ff)	01/14/32			1,650	1,680,379
Sub. Notes, EMTN
4.500%	05/19/26		EUR	400	546,479
Deutsche Telekom AG,
Sr. Unsec’d. Notes, EMTN
1.750%	03/25/31		EUR	625	830,576
E.ON International Finance BV,
Gtd. Notes, EMTN
1.250%	10/19/27		EUR	1,597	2,014,684
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29		EUR	700	909,318
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25		EUR	3,350	4,100,738
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39		EUR	3,750	4,818,333
Landesbank Baden-Wuerttemberg,
Sub. Notes, EMTN
3.625%	06/16/25		EUR	450	594,342

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Germany (cont’d.)
Mercer International, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/26		1,285	$1,320,569
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26	EUR	261	312,608
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	2,175	2,696,138
Vantage Towers AG,
Sr. Unsec’d. Notes, EMTN
0.375%	03/31/27	EUR	2,000	2,367,448
0.750%	03/31/30	EUR	900	1,065,195
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	2,600	3,195,743
Volkswagen Financial Services NV,
Gtd. Notes, EMTN
4.250%	10/09/25	GBP	2,700	4,225,019
Volkswagen International Finance NV,
Gtd. Notes, EMTN
0.875%	09/22/28	EUR	600	736,363
1.500%	01/21/41	EUR	400	467,275
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	1,900	2,448,477
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
1.500%	06/19/26	EUR	3,075	3,869,645
Vonovia Finance BV,
Gtd. Notes, EMTN
1.000%	07/09/30	EUR	2,200	2,681,165
1.625%	10/07/39	EUR	1,000	1,239,628
WEPA Hygieneprodukte GmbH,
Sr. Sec’d. Notes
2.875%	12/15/27	EUR	1,240	1,451,951
Sr. Sec’d. Notes, 144A
2.875%	12/15/27	EUR	1,450	1,697,846
Wintershall Dea Finance BV,
Gtd. Notes
0.840%	09/25/25	EUR	2,900	3,504,151
1.823%	09/25/31	EUR	2,200	2,702,031
ZF Finance GmbH,
Gtd. Notes, EMTN
3.750%	09/21/28	EUR	1,000	1,299,769

				70,060,409

India — 0.1%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27		2,358	2,444,700
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		1,135	1,190,950
Greenko Dutch BV,
Gtd. Notes, 144A
3.850%	03/29/26		200	205,247

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
India (cont’d.)
Reliance Industries Ltd.,
Sr. Unsec’d. Notes
5.400%	02/14/22			250	$256,914
Vedanta Resources Finance II PLC,
Gtd. Notes, 144A
8.950%	03/11/25			200	196,202

					4,294,013

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/25			476	524,529
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.500%	05/27/41			240	310,672
Sr. Unsec’d. Notes, 144A, MTN
3.100%	01/21/30			600	616,099
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30			800	821,884
4.375%	02/05/50			700	723,637

					2,996,821

Ireland — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22			635	649,837
4.450%	04/03/26			163	179,054
4.625%	07/01/22			3,000	3,120,319
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25	(oo)	EUR	925	1,247,631
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			2,500	2,713,885
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	11/17/27		EUR	1,600	1,902,539
Sub. Notes, EMTN
2.875%(ff)	05/30/31		EUR	1,175	1,489,890
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24			750	799,632
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	05/10/27		EUR	1,125	1,326,662
Sub. Notes, EMTN
1.375%(ff)	08/11/31		EUR	1,725	2,035,217
CRH Funding BV,
Gtd. Notes, EMTN
1.875%	01/09/24		EUR	4,425	5,490,556
Indigo Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
2.875%	07/15/26			200	203,163

					21,158,385

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Israel — 0.0%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28			1,000	$1,120,801
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25			577	633,348

					1,754,149

Italy — 0.6%
Aeroporti di Roma SpA,
Sr. Unsec’d. Notes, EMTN
1.625%	02/02/29		EUR	800	999,485
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47		EUR	1,095	1,600,273
Enel Finance International NV,
Gtd. Notes, 144A
2.650%	09/10/24			2,328	2,445,796
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27	(oo)	EUR	2,225	2,607,023
Eni SpA,
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29	(oo)	EUR	2,380	2,998,465
Intesa Sanpaolo SpA,
Jr. Sub. Notes
7.750%(ff)	01/11/27	(oo)	EUR	850	1,234,349
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22			3,145	3,227,066
Sr. Unsec’d. Notes, EMTN
1.350%	02/24/31		EUR	1,000	1,184,958
Sub. Notes, 144A, MTN
5.017%	06/26/24			1,042	1,132,204
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24			200	218,663
Sr. Unsec’d. Notes, EMTN
1.625%	01/18/29		EUR	2,110	2,461,135
4.000%	04/11/24		EUR	750	959,679
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26			2,688	2,723,999
3.127%(ff)	06/03/32			1,736	1,744,864

					25,537,959

Japan — 0.1%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
1.979%(ff)	09/08/31			2,520	2,463,883
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27			1,599	1,759,364
SoftBank Group Corp.,
Sr. Unsec’d. Notes
5.125%	09/19/27			200	210,795

					4,434,042

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Kazakhstan — 0.0%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26			1,354	$1,471,523

Luxembourg — 0.2%
Blackstone Property Partners Europe Holdings Sarl,
Gtd. Notes, EMTN
1.750%	03/12/29		EUR	1,050	1,292,718
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28		EUR	1,000	1,180,329
1.250%	04/26/27		EUR	271	328,389
2.000%	02/15/24		EUR	1,000	1,235,763
2.200%	07/24/25		EUR	700	886,825
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25		EUR	1,050	1,334,493
3.250%	11/13/28		EUR	650	896,343

					7,154,860

Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30			475	519,550

Mexico — 0.3%
Alpek SAB de CV,
Gtd. Notes, 144A
3.250%	02/25/31			678	685,740
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
3.875%	07/11/31			1,582	1,603,975
Coca-Cola Femsa SAB de CV,
Gtd. Notes
2.750%	01/22/30	(a)		550	574,936
Comision Federal de Electricidad,
Gtd. Notes, 144A
3.348%	02/09/31			3,021	2,997,413
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26			680	737,335
5.500%	10/31/46			305	308,051
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			310	326,473
5.500%	10/31/46			200	202,001
5.500%	07/31/47			300	302,850
Petroleos Mexicanos,
Gtd. Notes
5.950%	01/28/31			260	252,283
6.840%	01/23/30			1,025	1,056,362
7.690%	01/23/50			1,405	1,352,314
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26			1,000	1,087,652
Trust Fibra Uno,
Sr. Unsec’d. Notes
5.250%	12/15/24			400	444,373

					11,931,758

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Morocco — 0.0%
OCP SA,
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31			400	$404,761
5.125%	06/23/51			200	203,124

					607,885

Netherlands — 0.5%
ABN AMRO Bank NV,
Jr. Sub. Notes
4.375%(ff)	09/22/25	(oo)	EUR	1,000	1,283,847
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27			4,300	4,275,785
Sub. Notes
4.400%(ff)	03/27/28			1,000	1,052,724
Cooperatieve Rabobank UA,
Jr. Sub. Notes
3.250%(ff)	12/29/26	(oo)	EUR	800	981,801
4.375%(ff)	06/29/27	(oo)	EUR	1,000	1,314,737
Sub. Notes
3.875%	07/25/23		EUR	550	705,591
ING Groep NV,
Jr. Sub. Notes
6.500%(ff)	04/16/25	(oo)		203	226,009
6.875%(ff)	04/16/22	(oo)		2,125	2,210,182
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29		EUR	2,400	2,788,960
1.726%(ff)	04/01/27			716	722,311
2.727%(ff)	04/01/32			1,397	1,438,926
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25		EUR	2,170	2,626,890
Lincoln Financing Sarl,
Sr. Sec’d. Notes
3.625%	04/01/24		EUR	453	543,529
Sr. Sec’d. Notes, 144A
3.625%	04/01/24		EUR	406	487,136
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27			50	66,442

					20,724,870

Norway — 0.1%
DNB Bank ASA,
Jr. Sub. Notes
6.500%(ff)	03/26/22	(oo)		2,900	3,005,892

Panama — 0.0%
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes, 144A
4.375%	05/31/30			436	456,461
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48			323	326,149

					782,610

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Peru — 0.1%
Consorcio Transmantaro SA,
Sr. Unsec’d. Notes
4.700%	04/16/34		997	$1,101,719
Nexa Resources SA,
Gtd. Notes
6.500%	01/18/28		1,635	1,840,306
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		342	338,139

				3,280,164

Poland — 0.0%
CANPACK SA/Eastern PA Land Investment Holding LLC,
Gtd. Notes, 144A
2.375%	11/01/27	EUR	625	757,822
InPost SA,
Gtd. Notes, 144A
2.250%	07/15/27	EUR	895	1,068,582

				1,826,404

Portugal — 0.1%
EDP Finance BV,
Sr. Unsec’d. Notes, EMTN
0.375%	09/16/26	EUR	2,100	2,515,290

Qatar — 0.1%
Ooredoo International Finance Ltd.,
Gtd. Notes, 144A, MTN
2.625%	04/08/31		435	440,217
Qatar Petroleum,
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		1,265	1,263,798
2.250%	07/12/31		1,190	1,177,351

				2,881,366

Russia — 0.1%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		960	1,081,330
Sr. Unsec’d. Notes, EMTN
7.288%	08/16/37		180	250,885
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes
3.250%	02/25/30		280	278,960
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30		400	398,514
Lukoil Securities BV,
Gtd. Notes
3.875%	05/06/30		1,550	1,643,400
Gtd. Notes, 144A
3.875%	05/06/30		300	318,078

				3,971,167

Saudi Arabia — 0.1%
SABIC Capital II BV,
Gtd. Notes, 144A
4.000%	10/10/23		775	831,662

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Saudi Arabia (cont’d.)
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30			2,570	$2,524,148

					3,355,810

Singapore — 0.0%
BOC Aviation USA Corp.,
Gtd. Notes, 144A, MTN
1.625%	04/29/24			330	332,577

South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31			875	895,484
4.000%	09/11/27			1,075	1,191,857
Gold Fields Orogen Holdings BVI Ltd.,
Gtd. Notes, 144A
5.125%	05/15/24			546	595,514
Sasol Financing International Ltd.,
Gtd. Notes
4.500%	11/14/22			400	410,451
Sasol Financing USA LLC,
Gtd. Notes
5.875%	03/27/24			200	213,815

					3,307,121

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
6.000%(ff)	01/15/26	(oo)	EUR	1,000	1,356,201
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25	(oo)		2,200	2,398,791
Banco Santander SA,
Jr. Sub. Notes
4.375%(ff)	01/14/26	(oo)	EUR	1,000	1,225,769
6.750%(ff)	04/25/22	(oo)	EUR	2,000	2,474,431
Sr. Unsec’d. Notes
2.706%	06/27/24			1,600	1,684,204
3.306%	06/27/29			600	651,685
3.490%	05/28/30			1,000	1,079,707
Sr. Unsec’d. Notes, EMTN
1.125%	06/23/27		EUR	1,800	2,225,132
Sub. Notes
2.749%	12/03/30			1,200	1,189,304
CaixaBank SA,
Covered Bonds
1.000%	09/25/25		EUR	900	1,122,274
1.125%	08/05/22		EUR	1,300	1,567,958
Jr. Sub. Notes
5.875%(ff)	10/09/27	(oo)	EUR	1,000	1,357,802
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26		EUR	4,100	4,868,436
1.125%	05/17/24		EUR	700	858,214
Cellnex Finance Co. SA,
Gtd. Notes, 144A
3.875%	07/07/41			400	400,544
Gtd. Notes, EMTN
1.250%	01/15/29		EUR	700	812,492

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Spain (cont’d.)
2.000%	02/15/33		EUR	700	$822,497
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27		EUR	1,550	2,031,473
FCC Servicios Medio Ambiente Holding SAU,
Gtd. Notes
1.661%	12/04/26		EUR	500	625,952
Grifols SA,
Sr. Sec’d. Notes, 144A
1.625%	02/15/25		EUR	1,710	2,048,056
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26	(oo)	EUR	2,000	2,393,289
Telefonica Emisiones SA,
Gtd. Notes, EMTN
1.477%	09/14/21		EUR	4,600	5,474,832
Telefonica Europe BV,
Gtd. Notes
2.376%(ff)	02/12/29	(oo)	EUR	1,600	1,854,513

					40,523,556

Supranational Bank — 0.2%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26			620	627,672
3.798%	05/17/31			560	577,022
European Investment Bank,
Sr. Unsec’d. Notes
1.000%	11/14/42		EUR	560	737,703
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36		EUR	4,075	5,380,081

					7,322,478

Sweden — 0.1%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26		EUR	1,050	1,279,510
Samhallsbyggnadsbolaget i Norden AB,
Jr. Sub. Notes
2.625%(ff)	12/14/25	(oo)	EUR	1,225	1,453,999
Swedbank AB,
Jr. Sub. Notes
6.000%(ff)	03/17/22	(oo)		2,400	2,470,198
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27		EUR	475	563,684

					5,767,391

Switzerland — 0.8%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30			875	894,254
Credit Suisse AG,
Sr. Unsec’d. Notes
2.950%	04/09/25			1,500	1,607,349
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24			1,550	1,683,282

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Switzerland (cont’d.)
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%(ff)	12/18/24	(oo)		1,696	$1,860,323
7.500%(ff)	07/17/23	(oo)		610	662,255
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25			1,500	1,561,046
3.869%(ff)	01/12/29			1,900	2,090,913
4.194%(ff)	04/01/31			2,634	2,960,087
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28		EUR	2,100	2,489,834
1.250%(ff)	07/17/25		EUR	175	213,080
2.250%(ff)	06/09/28		GBP	1,750	2,486,304
3.250%(ff)	04/02/26		EUR	1,750	2,287,814
Helvetia Europe SA,
Gtd. Notes
2.750%(ff)	09/30/41		EUR	1,000	1,281,624
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23			300	316,607
4.892%	04/24/25			450	497,280
UBS AG,
Sub. Notes
5.125%	05/15/24			400	440,733
UBS AG/Stamford CT,
Sub. Notes
7.625%	08/17/22			1,470	1,582,607
UBS Group AG,
Jr. Sub. Notes
5.750%(ff)	02/19/22	(oo)	EUR	1,217	1,488,153
7.125%(ff)	08/10/21	(oo)		914	918,755
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30			850	910,937
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	(a)		1,080	1,056,803
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28		EUR	3,325	3,901,554

					33,191,594

Taiwan — 0.0%
TSMC Global Ltd.,
Gtd. Notes, 144A
2.250%	04/23/31			240	241,823

Turkey — 0.0%
Turkiye Vakiflar Bankasi TAO,
Sr. Unsec’d. Notes
6.500%	01/08/26			580	594,901
8.125%	03/28/24			550	597,631

					1,192,532

United Arab Emirates — 0.2%
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29			1,024	1,111,090
4.848%	09/26/28			1,300	1,495,570
DP World PLC,
Sr. Unsec’d. Notes, EMTN
5.625%	09/25/48			200	249,767

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Arab Emirates (cont’d.)
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40			610	$604,048
Sr. Sec’d. Notes, 144A
2.160%	03/31/34			3,295	3,239,627
2.940%	09/30/40			1,420	1,406,145

					8,106,247

United Kingdom — 2.3%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36		GBP	500	844,933
Sub. Notes, EMTN
5.125%(ff)	06/04/50		GBP	300	495,698
Barclays PLC,
Sr. Unsec’d. Notes
2.667%(ff)	03/10/32			2,120	2,134,360
3.684%	01/10/23			750	762,721
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25		EUR	2,100	2,713,561
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28			2,450	2,436,184
4.906%	04/02/30			750	861,946
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25			150	163,743
BAT Netherlands Finance BV,
Gtd. Notes, EMTN
3.125%	04/07/28		EUR	4,235	5,716,938
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A
3.250%	02/16/26		GBP	200	277,266
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34		EUR	1,125	1,339,086
3.250%(ff)	03/22/26	(oo)	EUR	700	887,131
3.625%(ff)	03/22/29	(oo)	EUR	3,015	3,892,560
3.814%	02/10/24			400	432,760
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30			633	981,597
CK Hutchison International 19 II Ltd.,
Gtd. Notes, 144A
2.750%	09/06/29			200	209,090
CK Hutchison International 21 Ltd.,
Gtd. Notes, 144A
2.500%	04/15/31			470	479,321
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27	(oo)	GBP	675	958,469
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32		EUR	1,025	1,203,525
1.500%	02/11/30		EUR	2,200	2,688,235
6.750%	12/03/28		GBP	1,753	3,065,645

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom (cont’d.)
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(ff)	03/30/25	(oo)		2,244	$2,501,475
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27		GBP	1,740	2,433,813
2.804%(ff)	05/24/32			230	236,094
3.803%(ff)	03/11/25			4,350	4,677,445
4.950%	03/31/30			700	844,800
Imperial Brands Finance Netherlands BV,
Gtd. Notes, EMTN
1.750%	03/18/33		EUR	2,535	3,036,066
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A
2.500%	01/15/26		EUR	1,019	1,220,431
3.375%	01/15/26			236	238,384
Legal & General Group PLC,
Sub. Notes, EMTN
3.750%(ff)	11/26/49		GBP	900	1,356,112
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	09/27/25	(oo)		1,200	1,404,080
Sr. Unsec’d. Notes, EMTN
3.500%(ff)	04/01/26		EUR	3,150	4,203,725
Sub. Notes
4.500%	11/04/24			567	626,728
M&G PLC,
Sub. Notes, EMTN
6.340%(ff)	12/19/63		GBP	300	545,832
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30			900	1,009,475
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23			700	717,756
Natwest Group PLC,
Jr. Sub. Notes
5.125%(ff)	05/12/27	(oo)	GBP	1,700	2,533,821
Jr. Sub. Notes, Series U, 3 Month LIBOR + 2.320%
2.467%(c)	09/30/27	(oo)		3,800	3,768,566
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27			2,630	2,629,870
3.498%(ff)	05/15/23			1,900	1,949,055
3.875%	09/12/23			700	747,773
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26		EUR	830	1,037,319
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50			600	560,040
Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A
3.250%	09/30/25		GBP	725	1,019,791
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25			1,800	1,806,891
1.532%(ff)	08/21/26			1,800	1,803,343
SSE PLC,
Sr. Unsec’d. Notes, EMTN
1.375%	09/04/27		EUR	605	765,380

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom (cont’d.)
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
1.696%(c)	01/30/27	(oo)		1,900	$1,830,302
Sr. Unsec’d. Notes, 144A
1.214%(ff)	03/23/25			575	577,843
1.456%(ff)	01/14/27			3,381	3,349,550
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30		GBP	1,100	1,598,151
Vodafone Group PLC,
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26		EUR	4,825	6,327,199

					89,901,879

United States — 13.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.150%	11/19/21			9,350	9,417,108
2.600%	11/21/24			2,650	2,795,337
4.050%	11/21/39			550	638,467
4.250%	11/21/49			883	1,058,706
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30			1,592	2,402,437
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22			325	331,276
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25			159	169,424
3.625%	04/01/27			233	250,836
3.875%	07/03/23			3,400	3,608,163
4.625%	10/01/28			294	332,253
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26			575	604,754
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24			340	363,050
4.250%	06/15/26			95	103,115
4.400%	09/25/23			1,150	1,231,503
5.000%	04/01/23			71	75,953
Sr. Unsec’d. Notes, 144A
2.850%	01/26/28			1,076	1,082,321
5.250%	08/11/25			1,059	1,189,452
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23			743	763,658
7.500%	03/15/26			1,408	1,544,215
Alleghany Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/30			1,176	1,297,604
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31			1,233	1,209,869
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31		EUR	2,940	4,015,098

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.875%	05/12/41			1,120	$1,156,276
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24			250	263,332
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25			587	607,160
American Express Co.,
Jr. Sub. Notes, Series B, 3 Month LIBOR + 3.428%
3.584%(c)	08/15/21	(oo)		100	100,246
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
3.404%(c)	09/15/21	(oo)		247	247,674
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
2.375%	07/15/31			200	197,026
American Honda Finance Corp.,
Sr. Unsec’d. Notes
0.750%	11/25/26		GBP	2,125	2,899,427
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.610%
0.733%(c)	09/09/21			7,896	7,904,148
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48			275	349,339
4.875%	06/01/22			325	338,363
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27		EUR	3,180	3,773,945
1.300%	09/15/25			200	200,438
3.800%	08/15/29			945	1,053,997
4.400%	02/15/26			700	790,479
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30			735	779,132
3.250%	06/01/51	(a)		450	470,858
3.450%	05/01/50			115	124,355
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40			25	26,000
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51			475	521,988
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61			1,140	1,115,101
3.450%	02/09/45			650	729,011
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28		EUR	1,990	2,367,489
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29		EUR	325	384,672
AT&T, Inc.,
Jr. Sub. Notes, Series B
2.875%(ff)	03/02/25	(oo)	EUR	1,500	1,811,962

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	5,005	$6,366,246
1.800%	09/14/39	EUR	1,050	1,276,914
2.250%	02/01/32		2,550	2,506,361
3.650%	06/01/51		1,075	1,123,475
3.950%	01/15/25		200	220,855
4.350%	03/01/29		900	1,041,766
4.350%	06/15/45		400	457,014
4.375%	09/14/29	GBP	1,350	2,235,918
4.750%	05/15/46		150	182,232
4.850%	07/15/45		150	182,732
5.200%	11/18/33	GBP	700	1,279,567
5.450%	03/01/47		150	197,935
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33		1,937	1,919,808
3.500%	09/15/53		3,410	3,419,970
3.550%	09/15/55		900	901,819
3.650%	09/15/59		875	886,484
Avantor Funding, Inc.,
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	983	1,193,454
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		755	754,983
2.875%	01/20/22		52	52,533
3.500%	11/01/27		189	198,481
3.875%	05/01/23		828	867,158
4.125%	08/01/25		5	5,398
4.375%	01/30/24		273	292,936
4.875%	10/01/25		123	136,264
5.500%	12/15/24		767	867,737
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29		735	718,463
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		600	617,646
Sr. Unsec’d. Notes, EMTN
1.776%(ff)	05/04/27	EUR	3,714	4,740,370
3.648%(ff)	03/31/29	EUR	850	1,217,544
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		1,650	1,736,975
3.194%(ff)	07/23/30		3,030	3,262,002
3.970%(ff)	03/05/29		1,475	1,662,873
4.271%(ff)	07/23/29		2,955	3,396,004
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26		136	147,907
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29		1,563	1,545,667
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.213%	02/12/36	EUR	685	804,542
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		2,786	2,846,788

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
3.363%	06/06/24		3,900	$4,178,183
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51		500	485,473
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29		1,830	2,122,311
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		2,320	2,341,925
3.250%	02/01/35		375	381,203
3.375%	06/15/46		340	327,540
3.625%	03/01/48		125	124,662
3.850%	11/01/48		125	128,980
5.150%	05/01/30		1,325	1,570,197
5.805%	05/01/50		120	161,914
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		600	595,839
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25	EUR	2,055	2,444,421
0.500%	03/08/28	EUR	1,050	1,256,164
BorgWarner, Inc.,
Sr. Unsec’d. Notes
1.000%	05/19/31	EUR	1,050	1,254,401
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		1,155	1,216,345
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		225	232,605
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		485	465,124
3.379%	02/08/61		1,665	1,673,212
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
2.000%	06/28/28		1,125	1,126,131
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49		300	378,911
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		1,575	1,740,721
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		4,519	4,918,364
4.110%	09/15/28		2,254	2,534,023
5.000%	04/15/30		522	617,002
Gtd. Notes, 144A
1.950%	02/15/28		1,245	1,245,582
2.450%	02/15/31		950	934,907
3.500%	02/15/41		575	590,076
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		500	529,201

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Cable One, Inc.,
Gtd. Notes, 144A
4.000%	11/15/30			844	$847,635
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31			100	95,251
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31			1,050	1,044,336
Capital One Financial Corp.,
Jr. Sub. Notes, Series E, 3 Month LIBOR + 3.800%
3.935%(c)	09/01/21	(oo)		752	753,673
Carnival Corp.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/23			753	850,253
Carnival PLC,
Gtd. Notes
1.000%	10/28/29		EUR	1,411	1,371,936
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40	(a)		950	999,684
3.577%	04/05/50			475	504,196
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31			1,120	1,141,498
4.500%	08/15/30			344	358,831
4.500%	06/01/33			1,231	1,257,498
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30			1,100	1,130,507
4.625%	12/15/29			441	485,461
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26	(oo)		3,031	3,161,025
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	(a)		1,465	1,474,930
3.900%	06/01/52			1,180	1,200,751
4.464%	07/23/22			100	103,513
4.500%	02/01/24			1,350	1,470,448
4.800%	03/01/50			1,577	1,816,871
4.908%	07/23/25			550	623,632
5.125%	07/01/49			637	760,901
5.375%	05/01/47			410	502,752
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes (original cost $4,200,000; purchased 01/30/19)(f)
4.930%	12/30/25^			4,200	4,627,564
Chubb INA Holdings, Inc.,
Gtd. Notes
0.300%	12/15/24		EUR	837	1,001,643
0.875%	06/15/27		EUR	230	282,616
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25			1,600	1,800,711
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)		1,641	1,696,062

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24			2,950	$2,956,956
3.106%(ff)	04/08/26			2,400	2,567,608
3.980%(ff)	03/20/30			365	414,206
4.412%(ff)	03/31/31			25	29,227
Sr. Unsec’d. Notes, EMTN
1.500%(ff)	07/24/26		EUR	2,835	3,540,472
Sub. Notes
3.500%	05/15/23			325	342,564
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27			720	784,848
Sr. Sec’d. Notes, 144A
4.375%	05/15/26		EUR	294	360,726
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25		EUR	1,301	1,556,149
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51			500	481,197
4.750%	03/01/44			1,652	2,115,174
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30			3,345	3,480,708
3.910%	10/01/50			650	717,922
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24			710	730,989
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30	(a)		2,700	2,574,803
2.950%	10/01/50			500	473,365
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41	(a)		1,125	1,092,746
3.300%	07/01/30			775	832,410
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30			75	84,079
4.125%	04/01/40	(a)		525	608,603
4.780%	03/25/38			525	645,769
5.050%	03/25/48			1,050	1,365,486
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27		EUR	856	1,034,916
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24			147	150,774
Sr. Sec’d. Notes
4.900%	10/01/26			450	519,282
5.300%	10/01/29			725	874,408
6.020%	06/15/26			1,650	1,978,929
6.200%	07/15/30			275	353,574
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25			1,269	1,480,751

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			2,597	$3,221,446
5.850%	12/15/25	(a)		550	645,752
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28		EUR	2,615	3,125,886
DH Europe Finance Sarl,
Gtd. Notes
1.200%	06/30/27		EUR	1,025	1,281,571
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32		EUR	560	657,877
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26		EUR	1,920	2,501,761
Discover Financial Services,
Jr. Sub. Notes, Series D
6.125%(ff)	06/23/25	(oo)		1,397	1,567,804
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29			3,825	4,295,444
4.650%	05/15/50			455	532,541
5.200%	09/20/47			1,561	1,944,453
5.300%	05/15/49			671	846,157
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25			1,000	1,103,627
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28			2,120	2,436,256
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30			775	844,952
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25			1,350	1,534,755
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.272%	08/28/23			1,050	1,131,911
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51			700	685,319
Enbridge Energy Partners LP,
Gtd. Notes
7.375%	10/15/45			2,020	3,188,119
Energy Transfer LP,
Sr. Unsec’d. Notes
5.250%	04/15/29			250	295,307
5.300%	04/01/44			400	463,321
5.500%	06/01/27			550	646,117
6.250%	04/15/49			3,390	4,457,949
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29			1,200	1,294,741
3.750%	02/15/25			550	599,603

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31			690	$721,775
Equinix, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/28			1,130	1,133,302
2.500%	05/15/31			970	987,011
3.400%	02/15/52			290	298,065
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31			1,783	1,782,274
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46			1,550	1,880,301
5.100%	06/15/45			725	949,831
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30			1,300	1,358,122
FedEx Corp.,
Gtd. Notes
0.450%	05/04/29		EUR	1,986	2,346,879
4.050%	02/15/48	(a)		500	574,346
5.250%	05/15/50	(a)		1,050	1,424,416
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	700	843,530
2.950%	05/21/39		EUR	350	507,087
Sr. Unsec’d. Notes
0.625%	12/03/25		EUR	197	238,643
1.000%	12/03/28		EUR	196	239,141
Sr. Unsec’d. Notes, Series 30Y
4.750%	05/15/48			1,325	1,676,969
Fifth Third Bancorp,
Jr. Sub. Notes, Series L
4.500%(ff)	09/30/25	(oo)		467	506,846
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27		EUR	886	1,097,656
3.200%	07/01/26			1,300	1,408,327
3.500%	07/01/29			675	743,057
4.400%	07/01/49			650	783,007
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23			1,629	1,817,883
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25		EUR	925	1,175,318
Fox Corp.,
Sr. Unsec’d. Notes
4.709%	01/25/29			2,740	3,219,283
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30			1,100	1,203,807
GE Capital European Funding Unlimited Co.,
Gtd. Notes, EMTN
4.625%	02/22/27		EUR	350	514,762

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
GE Capital Funding LLC,
Gtd. Notes
4.400%	05/15/30			2,959	$3,449,027
General Electric Co.,
Sr. Unsec’d. Notes
1.875%	05/28/27		EUR	805	1,029,964
4.125%	10/09/42			70	80,911
4.250%	05/01/40			555	649,339
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32			600	832,098
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			1,825	1,986,533
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.500%	06/10/26			2,975	2,959,316
2.350%	01/08/31	(a)		2,925	2,885,462
5.650%	01/17/29			400	487,525
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40			1,575	1,517,167
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26			675	669,330
3.200%	08/15/29			950	1,014,759
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32			980	951,638
3.210%(ff)	04/22/42	(a)		1,145	1,198,124
3.375%	03/27/25		EUR	4,250	5,651,356
3.850%	01/26/27			3,050	3,363,657
4.223%(ff)	05/01/29			1,325	1,512,713
Sr. Unsec’d. Notes, EMTN
1.250%	05/01/25		EUR	1,365	1,673,444
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27			697	734,730
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28			1,784	1,753,856
Harley-Davidson Financial Services, Inc.,
Gtd. Notes
0.900%	11/19/24		EUR	1,794	2,174,537
3.875%	05/19/23		EUR	395	502,363
Gtd. Notes, 144A
3.350%	06/08/25			1,473	1,575,717
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			1,890	2,131,798
Sr. Sec’d. Notes
5.250%	04/15/25			750	858,879
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27			1,500	1,670,933
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23			900	973,839

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
4.650%	10/01/24			550	$611,349
6.350%	10/15/45			450	607,652
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	(a)		850	900,930
3.350%	04/15/50			540	597,574
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25			750	839,098
Sr. Unsec’d. Notes
4.250%	05/01/29			500	578,082
4.750%	08/01/28			99	116,600
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28			1,243	1,240,391
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23			8,025	8,060,295
1.850%	09/15/32			200	189,843
3.000%	06/15/50			625	615,287
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/50	(a)		545	546,665
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25			800	795,717
1.832%	10/15/27			350	349,330
IQVIA, Inc.,
Gtd. Notes, 144A
1.750%	03/15/26		EUR	2,530	3,030,630
2.250%	03/15/29		EUR	775	918,154
J.M. Smucker Co. (The),
Gtd. Notes
3.000%	03/15/22			325	330,642
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27			1,197	1,247,065
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.656%(c)	07/30/21	(oo)		537	538,159
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.522%(c)	10/01/21	(oo)		263	263,099
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.976%(c)	08/01/21	(oo)		442	443,209
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32			560	575,338
3.328%(ff)	04/22/52			330	352,184
3.702%(ff)	05/06/30			2,075	2,320,683
4.452%(ff)	12/05/29			1,200	1,402,645
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27		EUR	540	666,735
Sub. Notes
2.956%(ff)	05/13/31			1,150	1,208,639
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, EMTN
7.500%(cc)	06/17/35		IDR	18,750,000	1,335,129

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27		IDR	23,443,000	$1,712,309
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24			150	163,528
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27			1,125	1,236,241
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26			1,306	1,388,388
3.900%	08/08/29			1,645	1,752,784
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31			2,100	2,048,802
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31			817	814,269
Liberty Mutual Group, Inc.,
Gtd. Notes
3.625%(ff)	05/23/59		EUR	1,470	1,816,794
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29			1,576	1,534,815
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24			1,026	1,152,045
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26			1,172	1,271,752
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41			515	715,902
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28			900	1,028,387
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31			950	953,992
3.200%	07/15/51			525	524,325
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27			243	264,937
6.750%	12/31/25			171	179,658
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43			1,960	2,527,434
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25		EUR	850	1,020,754
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25			963	1,028,514
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	(a)		1,350	1,395,096

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60			444	$442,066
3.041%	03/17/62			1,075	1,149,431
Mondelez International, Inc.,
Sr. Unsec’d. Notes
0.250%	03/17/28		EUR	3,300	3,887,606
1.375%	03/17/41		EUR	720	840,055
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.794%(c)	10/15/21	(oo)		126	126,514
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27		EUR	2,220	2,641,807
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26		EUR	1,680	2,116,253
4.431%(ff)	01/23/30			3,660	4,291,969
Sr. Unsec’d. Notes, MTN
2.802%(ff)	01/25/52			580	569,671
3.622%(ff)	04/01/31			3,700	4,132,664
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22			500	519,453
4.125%	03/01/27			1,175	1,311,958
4.500%	04/15/38			600	685,928
5.500%	02/15/49			250	323,474
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28		GBP	1,225	1,806,882
4.625%	08/01/29			1,127	1,208,377
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21			95	95,066
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40			1,085	1,007,714
3.250%	04/28/50	(a)		775	777,640
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39			552	956,237
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27		EUR	1,104	1,505,428
4.625%	05/15/29		EUR	1,046	1,549,355
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26			1,161	1,294,418
4.875%	06/01/25			285	315,778
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28			1,601	1,619,103
2.750%	11/01/29	(a)		670	707,953
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50			875	890,356
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25			2,400	2,558,815

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
5.150%	05/01/40			1,375	$1,805,236
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28			1,290	1,291,818
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26			200	221,251
6.450%	09/15/36			150	179,247
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24			1,775	1,777,196
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27			533	537,598
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28			2,806	3,199,520
5.200%	07/15/48			41	50,290
6.350%	01/15/31			707	914,402
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22			4,275	4,340,714
2.875%	03/25/31			1,220	1,270,366
3.600%	04/01/50			625	642,160
3.650%	03/25/41			385	408,926
3.950%	03/25/51			2,227	2,433,453
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28			2,652	2,705,778
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31			550	516,042
3.000%	06/15/28			950	954,246
3.300%	08/01/40			250	227,358
3.500%	08/01/50			400	356,011
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50	(a)		450	476,051
Paysafe Finance PLC/Paysafe Holdings US Corp.,
Sr. Sec’d. Notes, 144A
3.000%	06/15/29		EUR	1,995	2,330,088
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23			1,000	1,032,692
3.375%	02/01/22			1,625	1,645,136
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50	(a)		1,025	1,021,950
Phillips 66,
Gtd. Notes
1.300%	02/15/26			325	325,075
3.850%	04/09/25			400	440,252
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26			250	247,502

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29			189	$199,334
3.800%	09/15/30			833	892,082
4.500%	12/15/26			331	371,868
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O
6.750%(ff)	08/01/21	(oo)		218	219,045
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30			1,590	1,587,988
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28			727	837,341
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27			250	289,713
Royalty Pharma PLC,
Gtd. Notes, 144A
2.200%	09/02/30	(a)		900	882,830
3.300%	09/02/40			150	150,804
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25			1,900	2,171,960
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28			210	209,974
1.950%	07/15/31			380	380,589
2.700%	07/15/41			150	150,941
2.900%	07/15/51			130	131,360
3.050%	07/15/61			85	86,378
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27			1,064	1,101,699
Seagate HDD Cayman,
Gtd. Notes, 144A
3.375%	07/15/31			1,470	1,423,198
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28		EUR	827	987,070
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25			1,768	1,900,219
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41	(a)		624	769,600
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25			83	85,124
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28			550	548,045
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22			199	211,459

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29		2,372	$2,540,852
Square, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	06/01/26		2,380	2,421,416
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27		751	766,004
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		148	156,827
6.500%	03/15/27		1,102	1,165,142
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27		1,403	1,561,216
Sysco Corp.,
Gtd. Notes
4.450%	03/15/48		11	13,136
5.950%	04/01/30		498	639,871
6.600%	04/01/50		510	792,557
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29		753	788,254
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24		1,775	1,777,332
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24		1,537	1,559,522
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		167	172,029
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	04/15/26		1,145	1,170,773
2.875%	02/15/31		689	683,312
3.375%	04/15/29		1,206	1,247,067
4.750%	02/01/28		150	160,630
Sr. Sec’d. Notes
2.250%	11/15/31	(a)	1,505	1,482,183
2.550%	02/15/31		1,950	1,972,225
3.000%	02/15/41		950	939,449
3.300%	02/15/51		2,575	2,565,861
3.500%	04/15/25		750	813,350
3.750%	04/15/27		5,125	5,663,610
3.875%	04/15/30		1,650	1,841,717
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27		1,750	1,824,726
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		1,618	1,706,680
Travel + Leisure Co.,
Sr. Sec’d. Notes
4.250%	03/01/22		73	73,821

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27			1,148	$1,246,736
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	(a)		780	768,690
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	03/01/30	(oo)		890	1,003,807
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/51			445	475,744
4.750%	07/15/45			144	188,780
Upjohn Finance BV,
Gtd. Notes
1.908%	06/23/32		EUR	900	1,136,297
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37			458	627,361
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28			550	599,629
4.625%	11/01/25			1,900	2,153,550
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31			1,008	1,022,977
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32		EUR	1,585	1,887,253
2.100%	03/22/28			2,105	2,149,579
2.550%	03/21/31			2,065	2,112,796
2.650%	11/20/40			1,790	1,727,035
3.550%	03/22/51			160	170,969
4.522%	09/15/48			900	1,110,972
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/25			950	1,074,825
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50			135	124,345
Vornado Realty LP,
Sr. Unsec’d. Notes
3.400%	06/01/31			1,431	1,475,565
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53			1,895	2,028,811
Wabtec Transportation Netherlands BV,
Gtd. Notes
1.250%	12/03/27		EUR	1,118	1,338,318
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48			125	157,278
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
1.338%(ff)	05/04/25		EUR	965	1,186,601
1.375%	10/26/26		EUR	2,380	2,982,937
2.000%	04/27/26		EUR	1,955	2,513,869

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	(a)		2,300	$2,510,474
3.600%	03/15/22			4,565	4,642,871
3.750%	06/15/27			660	732,797
4.500%	11/15/23			10	10,836
4.550%	06/24/24			1,349	1,486,002
WPC Eurobond BV,
Gtd. Notes
0.950%	06/01/30		EUR	550	641,333
1.350%	04/15/28		EUR	4,065	4,990,371
2.125%	04/15/27		EUR	1,039	1,333,201
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49			1,525	1,648,528

					555,316,895

Venezuela — 0.0%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	(d)		1,800	73,324
6.000%	10/28/22	(d)		11,730	304,980

					378,304

TOTAL CORPORATE BONDS (cost $1,161,404,523)					1,184,860,526

MUNICIPAL BONDS — 0.3%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31			925	1,199,716
6.548%	05/15/48			495	766,839
University of California,
Taxable, Revenue Bonds, Series BG
1.316%	05/15/27			1,500	1,501,980
1.614%	05/15/30			1,445	1,426,836

					4,895,371

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40			925	1,520,903

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31			500	659,000

North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2012-01, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.891%(c)	07/25/39			3,291	3,303,236

TOTAL MUNICIPAL BONDS (cost $9,874,773)					10,378,510

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.6%
Bermuda — 0.4%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.842%(c)	03/25/29		1,851	$1,851,118
Series 2019-02A, Class M1C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.092%(c)	04/25/29		1,238	1,244,715
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	07/25/29		1,354	1,357,294
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.042%(c)	07/25/29		1,585	1,584,671
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.592%(c)	10/25/29		512	512,094
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.292%(c)	08/26/30		2,144	2,158,056
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.792%(c)	10/25/30		706	737,329
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	06/25/30		475	475,615
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
1.510%(c)	06/25/31		635	633,857
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.792%(c)	11/25/28		704	704,081
Home Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.342%(c)	10/25/30		880	889,340
Mortgage Insurance-Linked Notes,
Series 2019-001, Class M1, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.992%(c)	11/26/29		275	275,293
Radnor Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.042%(c)	02/25/29		704	706,003
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.842%(c)	06/25/29		2,247	2,260,300
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	10/25/30		1,131	1,136,054

				16,525,820

United Kingdom — 0.1%
Harben Finance PLC,
Series 2017-01X, Class A, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.881%(c)	08/20/56	GBP	338	467,710

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United Kingdom (cont’d.)
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.936%(c)	11/15/49	GBP	649	$899,052
Precise Mortgage Funding PLC,
Series 2017-01B, Class A, 3 Month GBP LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.834%(c)	03/12/54	GBP	1,732	2,398,087
Ripon Mortgages PLC,
Series 01X, Class A1, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.881%(c)	08/20/56	GBP	293	405,682
Stratton Mortgage Funding PLC,
Series 2019-01, Class A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.249%(c)	05/25/51	GBP	1,465	2,037,369

				6,207,900

United States — 2.1%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35		222	213,668
Series 2007-16CB, Class 1A2, 1 Month LIBOR + 0.400% (Cap 6.000%, Floor 0.400%)
0.492%(c)	08/25/37		484	345,501
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
3.096%(cc)	04/25/37		449	434,634
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.492%(c)	04/25/31		365	367,026
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.392%(c)	08/25/31		831	836,488
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.242%(c)	09/25/31		273	275,268
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	06/25/39		421	422,540
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.092%(c)	07/25/39		212	213,066
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	09/25/39		480	481,983
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	10/25/39		380	381,891
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.142%(c)	01/25/40		878	881,755
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.092%(c)	01/25/40		1,623	1,630,180

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.342%(c)	10/25/23	170	$177,491
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.492%(c)	01/25/24	383	396,054
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	05/25/24	829	833,602
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.092%(c)	11/25/24	539	552,803
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.092%(c)	05/25/25	376	383,476
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.092%(c)	07/25/25	262	269,142
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.092%(c)	07/25/25	470	476,165
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.642%(c)	04/25/28	1,295	1,371,833
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
6.842%(c)	08/25/28	449	480,508
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
7.042%(c)	08/25/28	183	193,841
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.092%(c)	09/25/28	705	743,840
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900% (Cap N/A, Floor 0.000%)
5.992%(c)	10/25/28	719	759,580
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.742%(c)	09/25/29	1,277	1,323,692
Series 2017-C02, Class 2M2C, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.742%(c)	09/25/29	1,088	1,127,232
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.642%(c)	07/25/30	211	216,138
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.342%(c)	07/25/30	519	526,555
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.242%(c)	10/25/30	269	272,215
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.859%(c)	12/25/40	82	13,526

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.459%(c)	12/25/41	335	$65,396
Series 2012-05, Class SA, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.859%(c)	02/25/42	344	60,694
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
6.579%(c)	07/25/42	211	39,165
Series 2014-06, Class SA, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.509%(c)	02/25/44	433	84,586
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.059%(c)	02/25/46	558	109,068
Series 2017-91, Class GS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.059%(c)	11/25/47	4,246	899,468
Series 2018-55, Class SB, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.109%(c)	08/25/48	1,321	271,085
Series 2020-49, Class IO, IO
4.000%	07/25/50	742	107,684
Series 2020-49, Class KS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.009%(c)	07/25/50	22,475	4,854,067
Series 2020-60, Class KI, IO
2.000%	09/25/50	3,664	389,637
Series 2020-60, Class NI, IO
4.000%	09/25/50	535	79,482
Series 2020-62, Class GI, IO
4.000%	06/25/48	17,124	3,037,719
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.392%(c)	10/25/27	1,922	1,948,492
Series 2015-DNA03, Class M3, 1 Month LIBOR + 4.700% (Cap N/A, Floor 4.700%)
4.792%(c)	04/25/28	346	358,012
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
4.892%(c)	05/25/28	1,437	1,486,852
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.092%(c)	12/25/28	313	327,128
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
3.892%(c)	03/25/29	375	387,974
Series 2016-HQA01, Class M3, 1 Month LIBOR + 6.350% (Cap N/A, Floor 0.000%)
6.442%(c)	09/25/28	197	209,419
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.542%(c)	10/25/29	2,097	2,191,061

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2017-DNA03, Class M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.592%(c)	03/25/30	2,177	$2,225,428
Series 2017-HQA02, Class M2B, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.742%(c)	12/25/29	972	990,295
Series 2017-HQA03, Class M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.442%(c)	04/25/30	1,679	1,716,336
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.018%(c)	11/25/50	375	392,435
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.792%(c)	01/25/50	3,115	3,129,556
Series 2020-DNA02, Class B1, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.592%(c)	02/25/50	620	621,528
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.942%(c)	02/25/50	1,820	1,834,816
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.192%(c)	06/25/50	2,440	2,554,643
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	06/25/50	241	242,227
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.092%(c)	08/25/50	1,892	2,026,889
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.842%(c)	08/25/50	531	536,418
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.818%(c)	10/25/50	1,713	1,818,726
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.018%(c)	12/25/50	1,388	1,398,416
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.242%(c)	09/25/50	1,080	1,092,668
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.018%(c)	08/25/33	1,910	1,909,998
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.142%(c)	07/25/49	184	185,392
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.042%(c)	10/25/49	490	492,759

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Freddie Mac REMICS,
Series 3852, Class SW, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.927%(c)	05/15/41	302	$45,849
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.877%(c)	10/15/41	2,543	512,204
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.477%(c)	06/15/42	715	132,595
Series 4248, Class S, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.927%(c)	09/15/43	337	55,595
Series 4286, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.927%(c)	12/15/43	6,969	1,106,189
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.977%(c)	03/15/44	717	122,532
Series 4468, Class SY, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.027%(c)	05/15/45	304	58,232
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.527%(c)	05/15/45	587	95,646
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.927%(c)	05/15/46	1,252	229,766
Series 4905, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.009%(c)	08/25/49	7,556	1,378,523
Series 4980, Class KI, IO
4.500%	06/25/50	3,498	491,273
Series 4989, Class EI, IO
4.000%	07/25/50	473	68,770
Series 4991, Class IE, IO
5.000%	07/25/50	824	130,379
Series 4998, Class GI, IO
4.000%	08/25/50	5,195	766,212
Series 5002, Class SJ, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.009%(c)	07/25/50	2,224	404,066
Series 5009, Class DI, IO
2.000%	09/25/50	3,022	345,836
Series 5012, Class DI, IO
4.000%	09/25/50	576	85,548
Series 5020, Class IH, IO
3.000%	08/25/50	1,844	270,002
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.067%(c)	12/25/33	1,190	1,193,497
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.525%(c)	01/16/40	748	152,730

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	08/20/43	1,281	$221,212
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.507%(c)	08/20/44	3,613	652,820
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.007%(c)	10/20/43	477	62,770
Series 2014-180, Class PI, IO
4.000%	08/20/44	205	26,180
Series 2015-111, Class IM, IO
4.000%	08/20/45	715	87,087
Series 2015-111, Class IW, IO
4.000%	06/20/45	218	22,260
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.107%(c)	08/20/45	207	36,262
Series 2015-129, Class IC, IO
4.500%	09/16/45	168	29,396
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
5.607%(c)	10/20/45	198	33,291
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.107%(c)	11/20/45	311	59,176
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.157%(c)	11/20/45	310	57,626
Series 2016-001, Class ST, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.107%(c)	01/20/46	193	35,394
Series 2016-027, Class IA, IO
4.000%	06/20/45	463	42,411
Series 2016-088, Class S, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.107%(c)	01/20/46	462	86,076
Series 2016-109, Class IH, IO
4.000%	10/20/45	801	88,645
Series 2018-067, Class PS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.107%(c)	05/20/48	581	102,559
Series 2018-105, Class SC, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.107%(c)	08/20/48	299	46,894
Series 2018-139, Class SQ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.057%(c)	10/20/48	517	73,990
Series 2019-001, Class SN, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	01/20/49	406	56,967
Series 2019-004, Class SJ, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	01/20/49	700	108,384

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2019-006, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	01/20/49	203	$32,241
Series 2019-020, Class SF, IO, 1 Month LIBOR x (1) + 3.790% (Cap 3.790%, Floor 0.000%)
3.697%(c)	02/20/49	900	76,659
Series 2019-052, Class SK, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	04/20/49	656	87,485
Series 2019-069, Class S, IO, 1 Month LIBOR x (1) + 3.270% (Cap 3.270%, Floor 0.000%)
3.177%(c)	06/20/49	758	60,262
Series 2019-078, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	06/20/49	1,038	147,613
Series 2019-078, Class SE, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.007%(c)	06/20/49	277	40,227
Series 2019-097, Class SC, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.007%(c)	08/20/49	569	76,685
Series 2019-151, Class NI, IO
3.500%	10/20/49	2,513	228,488
Series 2019-153, Class EI, IO
4.000%	12/20/49	1,337	196,121
Series 2020-007, Class GI, IO
4.000%	01/20/50	152	15,909
Series 2020-011, Class SN, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	01/20/50	288	46,064
Series 2020-021, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	02/20/50	4,082	714,757
Series 2020-051, Class ID, IO
3.500%	04/20/50	1,314	103,599
Series 2020-061, Class GI, IO
5.000%	05/20/50	1,016	117,099
Series 2020-061, Class SF, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.347%(c)	07/20/43	1,632	304,427
Series 2020-061, Class SW, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.957%(c)	08/20/49	2,473	407,252
Series 2020-078, Class DI, IO
4.000%	06/20/50	5,639	671,392
Series 2020-079, Class AI, IO
4.000%	06/20/50	770	86,824
Series 2020-146, Class IM, IO
2.500%	10/20/50	427	54,404
Series 2020-151, Class MI, IO
2.500%	10/20/50	1,155	151,831
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
0.532%(c)	06/25/45	955	895,071

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.252%(c)	03/25/37	412	$408,057
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.552%(c)	07/25/46	715	727,939
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.342%(c)	11/25/24	224	220,852
JPMorgan Mortgage Trust,
Series 2021-06, Class A3, 144A
2.500%(cc)	10/25/51	1,735	1,764,495
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.632%(c)	12/25/35	896	880,083
Mill City Mortgage Loan Trust,
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	674	698,109
PMT Credit Risk Transfer Trust,
Series 2019-01R, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.096%(c)	03/27/24	638	636,913
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.846%(c)	05/27/23	2,466	2,442,027
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.796%(c)	10/27/22	79	79,245
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.412%(c)	01/25/37	669	642,776
Series 2007-QA05, Class 2A1
5.915%(cc)	09/25/37	667	575,828
Series 2007-QH08, Class A
1.023%(cc)	10/25/37	559	536,696
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.412%(c)	10/25/35	462	457,064
Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	09/25/48	1,857	1,881,907
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.552%(c)	02/25/36	93	96,629

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.843%(c)	09/25/46		678	$701,236

				83,516,322

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $105,651,488)				106,250,042

SOVEREIGN BONDS — 38.7%
Australia — 1.7%
Australia Government Bond,
Bonds, Series 137
2.750%	04/21/24	AUD	11,540	9,296,778
Sr. Unsec’d. Notes, Series 144
3.750%	04/21/37	AUD	5,540	5,207,650
Sr. Unsec’d. Notes, Series 145
2.750%	06/21/35	AUD	12,081	10,147,426
Sr. Unsec’d. Notes, Series 149
2.250%	05/21/28	AUD	502	405,072
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	18,754	16,131,097
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	3,046	2,243,614
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	24,062	15,980,712
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	7,135	5,258,547
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	2,150	1,737,321

				66,408,217

Austria — 0.4%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29	EUR	6,967	8,701,753
0.750%	10/20/26	EUR	1,800	2,268,513
0.750%	03/20/51	EUR	962	1,178,476
0.850%	06/30/2120	EUR	510	554,814
2.100%	09/20/2117	EUR	500	981,395
2.400%	05/23/34	EUR	2,110	3,217,709

				16,902,660

Bahrain — 0.1%
Bahrain Government International Bond,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		1,588	1,607,006
7.375%	05/14/30		260	293,767
Sr. Unsec’d. Notes, 144A, MTN
5.250%	01/25/33		615	598,254

				2,499,027

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Belgium — 0.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 71
3.750%	06/22/45	EUR	2,760	$5,441,229
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	4,825	7,034,919
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	3,302	4,244,607
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	1,581	2,266,162
Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	1,180	2,350,973
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	1,678	2,030,600

				23,368,490

Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		220	220,028

Canada — 3.6%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
1.800%	12/15/24	CAD	2,990	2,487,365
1.950%	12/15/25	CAD	21,775	18,191,003
2.250%	12/15/25	CAD	13,720	11,605,351
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	7,265	5,797,515
0.250%	03/01/26	CAD	15,742	12,278,566
0.500%	09/01/25	CAD	13,975	11,097,706
0.500%	12/01/30	CAD	5,293	3,936,520
1.500%	06/01/23	CAD	10,642	8,757,234
2.000%	12/01/51	CAD	2,899	2,424,017
2.750%	12/01/48	CAD	3,670	3,552,933
3.500%	12/01/45	CAD	4,439	4,786,550
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	2,174,475
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	1,000	1,065,404
Province of Ontario,
Notes
4.650%	06/02/41	CAD	2,380	2,570,279
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	2,192,605
Unsec’d. Notes
2.600%	06/02/27	CAD	3,560	3,052,245
3.450%	06/02/45	CAD	4,225	3,938,729
Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	12,771	17,177,502
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	2,143,667
Unsec’d. Notes
2.750%	09/01/27	CAD	6,980	6,055,309
3.000%	09/01/23	CAD	18,319	15,547,877

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Canada (cont’d.)
3.500%	12/01/45	CAD	1,795	$1,702,393

				142,535,245

Chile — 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.100%	05/07/41		830	833,115
3.500%	01/25/50		400	420,147
3.500%	04/15/53		335	351,831

				1,605,093

China — 0.1%
China Government Bond,
Bonds
3.390%	03/16/50	CNH	39,360	5,764,662

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/22/32		400	391,393
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	19,370,700	4,941,395

				5,332,788

Croatia — 0.2%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	2,150	2,622,608
Unsec’d. Notes
1.500%	06/17/31	EUR	3,015	3,726,633

				6,349,241

Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	64,600	3,148,050

Denmark — 0.1%
Denmark Government Bond,
Bonds
1.750%	11/15/25	DKK	16,539	2,891,475
4.500%	11/15/39	DKK	7,985	2,240,858

				5,132,333

Dominican Republic — 0.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		150	152,940
6.400%	06/05/49		400	431,352

				584,292

Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		123	105,379
6.604%(s)	07/31/30		34	18,958

				124,337

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Egypt — 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A
4.550%	11/20/23		270	$279,866
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		2,455	2,380,329
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	770	953,098

				3,613,293

Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	923	1,065,338
0.500%	09/15/28	EUR	1,960	2,455,249
0.500%	09/15/29	EUR	2,130	2,667,372
0.875%	09/15/25	EUR	1,525	1,918,484

				8,106,443

France — 2.2%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	9,600	11,550,418
French Republic Government Bond OAT,
Bonds
0.000%	03/25/23	EUR	6,877	8,245,744
0.000%	02/25/26	EUR	6,805	8,234,650
0.000%	11/25/30	EUR	23,225	27,464,902
3.250%	05/25/45	EUR	3,080	5,691,548
Bonds, Series OATe, 144A
0.100%	03/01/26	EUR	19,033	24,552,736
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	1,830	2,522,235

				88,262,233

Germany — 2.2%
Bundesobligation,
Bonds, Series 180
0.000%	10/18/24	EUR	9,418	11,416,183
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	08/15/29	EUR	6,815	8,324,886
0.000%	08/15/30	EUR	26,255	31,994,202
0.000%	08/15/50	EUR	3,903	4,256,126
2.500%	08/15/46	EUR	2,320	4,304,677
Deutsche Bundesrepublik Inflation Linked Bond,
Bonds
0.100%	04/15/26	EUR	18,764	24,349,541
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	2,100	3,083,940

				87,729,555

Hungary — 0.0%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	170,190	653,085

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Hungary (cont’d.)
Bonds, Series 30/A
3.000%	08/21/30	HUF	276,890	$975,017

				1,628,102

Indonesia — 0.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	717	831,054
3.350%	03/12/71		860	860,870
3.375%	07/30/25	EUR	2,005	2,659,450
4.450%	04/15/70		1,270	1,500,336
Sr. Unsec’d. Notes, EMTN
3.850%	07/18/27		3,050	3,397,334
5.875%	01/15/24		200	225,662
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	37,569,000	2,749,945
Bonds, Series 065
6.625%	05/15/33	IDR	30,788,000	2,114,093

				14,338,744

Ireland — 0.3%
Ireland Government Bond,
Sr. Unsec’d. Notes
0.200%	10/18/30	EUR	1,030	1,236,887
Unsec’d. Notes
0.000%	10/18/31	EUR	5,098	5,947,150
0.900%	05/15/28	EUR	1,370	1,745,670
1.100%	05/15/29	EUR	1,842	2,386,063
1.500%	05/15/50	EUR	408	562,731

				11,878,501

Israel — 0.1%
Israel Government Bond,
Bonds, Series 0327
2.000%	03/31/27	ILS	8,442	2,794,430
Bonds, Series 0825
1.750%	08/31/25	ILS	2,680	869,336
Israel Government Bond - Fixed,
Bonds, Series 0330
1.000%	03/31/30	ILS	788	239,478
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30		765	817,952
State of Israel,
Sr. Unsec’d. Notes
3.800%	05/13/60		200	227,959

				4,949,155

Italy — 4.0%
Italy Buoni Poliennali Del Tesoro,
Bonds
0.950%	03/15/23	EUR	10,390	12,600,345
6.000%	05/01/31	EUR	6,380	11,331,889
Bonds, 144A
2.800%	03/01/67	EUR	3,500	4,916,465

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Italy (cont’d.)
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	3,620	$4,319,572
0.950%	03/01/23	EUR	7,715	9,352,435
2.000%	02/01/28	EUR	10,000	13,114,521
3.000%	08/01/29	EUR	1,477	2,088,520
Sr. Unsec’d. Notes, 144A
0.050%	01/15/23	EUR	3,440	4,107,962
0.250%	03/15/28	EUR	23,035	27,040,985
0.500%	07/15/28	EUR	14,183	16,870,894
0.950%	09/15/27	EUR	27,235	33,546,705
0.950%	12/01/31	EUR	1,960	2,344,470
1.500%	04/30/45	EUR	4,226	4,873,839
1.700%	09/01/51	EUR	493	567,114
1.800%	03/01/41	EUR	988	1,224,554
2.150%	03/01/72	EUR	802	931,598
3.100%	03/01/40	EUR	1,302	1,954,507
3.850%	09/01/49	EUR	480	830,241
5.000%	09/01/40	EUR	628	1,182,644
Italy Certificati di Credito del Tesoro,
Bonds, 6 Month EURIBOR + 1.850%
1.323%(c)	01/15/25	EUR	3,720	4,652,416

				157,851,676

Ivory Coast — 0.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	290	343,496
5.875%	10/17/31	EUR	1,085	1,383,965

				1,727,461

Japan — 11.1%
Japan Government Five Year Bond,
Bonds, Series 141
0.100%	09/20/24	JPY	6,947,300	63,000,068
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	503,650	4,080,307
Bonds, Series 14
0.700%	03/20/61	JPY	730,050	6,441,941
Japan Government Ten Year Bond,
Bonds, Series 325
0.800%	09/20/22	JPY	3,183,750	28,976,800
Bonds, Series 337
0.300%	12/20/24	JPY	2,594,750	23,706,208
Bonds, Series 354
0.100%	03/20/29	JPY	5,533,400	50,375,005
Bonds, Series 358
0.100%	03/20/30	JPY	2,902,100	26,357,746
Bonds, Series 359
0.100%	06/20/30	JPY	4,200,950	38,110,120
Bonds, Series 361
0.100%	12/20/30	JPY	121,450	1,099,545
Japan Government Thirty Year Bond,
Bonds, Series 30
2.300%	03/20/39	JPY	1,646,000	19,718,402
Bonds, Series 38
1.800%	03/20/43	JPY	857,800	9,783,584

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Japan (cont’d.)
Bonds, Series 51
0.300%	06/20/46	JPY	965,450	$8,141,746
Bonds, Series 56
0.800%	09/20/47	JPY	1,227,600	11,563,747
Bonds, Series 62
0.500%	03/20/49	JPY	965,050	8,370,848
Bonds, Series 65
0.400%	12/20/49	JPY	268,150	2,249,794
Bonds, Series 68
0.600%	09/20/50	JPY	1,736,550	15,310,778
Bonds, Series 70
0.700%	03/20/51	JPY	21,600	195,147
Japan Government Twenty Year Bond,
Bonds, Series 145
1.700%	06/20/33	JPY	280,400	2,991,251
Bonds, Series 152
1.200%	03/20/35	JPY	372,000	3,795,537
Bonds, Series 157
0.200%	06/20/36	JPY	1,030,700	9,196,654
Bonds, Series 159
0.600%	12/20/36	JPY	413,550	3,904,892
Bonds, Series 162
0.600%	09/20/37	JPY	198,100	1,866,074
Bonds, Series 169
0.300%	06/20/39	JPY	378,800	3,362,618
Bonds, Series 170
0.300%	09/20/39	JPY	744,000	6,590,403
Bonds, Series 171
0.300%	12/20/39	JPY	658,350	5,820,418
Bonds, Series 176
0.500%	03/20/41	JPY	2,717,000	24,724,693
Japan Government Two Year Bond,
Bonds, Series 425
0.005%	06/01/23	JPY	6,098,000	55,013,913
Japanese Government CPI Linked Bond,
Bonds, Series 23, TIPS
0.100%	03/10/28	JPY	118,456	1,093,985
Bonds, Series 24
0.100%	03/10/29	JPY	875,234	8,092,609

				443,934,833

Malaysia — 0.2%
Malaysia Government Bond,
Bonds, Series 0307
3.502%	05/31/27	MYR	21,988	5,465,675
Bonds, Series 0310
4.498%	04/15/30	MYR	15,370	4,041,643

				9,507,318

Mexico — 1.0%
Mexican Bonos,
Bonds, Series M
7.750%	05/29/31	MXN	335,444	17,741,115
Bonds, Series M20
7.500%	06/03/27	MXN	91,714	4,799,818
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	53,738	2,827,043

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Mexico (cont’d.)
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31		1,630	$1,593,818
3.250%	04/16/30		1,000	1,033,625
3.771%	05/24/61		285	265,567
4.280%	08/14/41		2,225	2,338,312
4.750%	04/27/32		4,225	4,837,302
5.000%	04/27/51		1,250	1,422,876
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		840	1,054,386

				37,913,862

Netherlands — 0.8%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	2,145	2,608,336
0.000%	07/15/31	EUR	1,300	1,555,943
0.000%	01/15/38	EUR	695	798,184
0.000%	01/15/52	EUR	1,330	1,413,058
0.250%	07/15/25	EUR	21,800	26,737,971

				33,113,492

New Zealand — 0.0%
New Zealand Government Bond,
Sr. Unsec’d. Notes, Series 0437
2.750%	04/15/37	NZD	1,511	1,120,109

Nigeria — 0.0%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.875%	02/16/32		1,300	1,399,369

Norway — 0.2%
Norway Government Bond,
Bonds, 144A, Series 478
1.500%	02/19/26	NOK	34,170	4,037,447
Sr. Unsec’d. Notes, 144A, Series 483
1.250%	09/17/31	NOK	32,190	3,685,616

				7,723,063

Oman — 0.0%
Oman Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.875%	02/01/25		418	437,735

Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.160%	01/23/30		1,585	1,660,667
3.870%	07/23/60		790	806,976
Sr. Unsub. Notes
2.252%	09/29/32		805	772,654

				3,240,297

Peru — 0.0%
Peru Government Bond,
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	2,283	561,208

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Peru (cont’d.)
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		955	$971,902

				1,533,110

Philippines — 0.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40		925	1,027,552

Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	3,700	1,052,478
Bonds, Series 0726
2.500%	07/25/26	PLN	8,128	2,261,868

				3,314,346

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	981	1,194,795
1.950%	06/15/29	EUR	1,090	1,485,209
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	2,020	2,520,271

				5,200,275

Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.400%	04/16/50		930	1,132,260
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		750	863,256
4.400%	04/16/50		1,100	1,339,232

				3,334,748

Romania — 0.3%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	380	521,683
Sr. Unsec’d. Notes
3.000%	02/14/31		570	590,185
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		2,210	2,320,078
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	70	83,938
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	120	157,586
3.375%	01/28/50	EUR	400	506,941
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	865	1,020,768
2.750%	04/14/41	EUR	120	141,566
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	2,771	3,279,979
Unsec’d. Notes, EMTN
1.375%	12/02/29	EUR	1,604	1,898,624

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Romania (cont’d.)
2.124%	07/16/31		EUR	1,300	$1,592,041

					12,113,389

Russia — 0.1%
Russian Federal Bond - OFZ,
Bonds, Series 6207
8.150%	02/03/27		RUB	189,065	2,732,689
Bonds, Series 6212
7.050%	01/19/28		RUB	86,350	1,188,306
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
4.750%	05/27/26			800	908,710

					4,829,705

Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33	(a)		3,261	3,167,576
3.450%	02/02/61			470	468,617

					3,636,193

Singapore — 0.2%
Singapore Government Bond,
Bonds
2.750%	07/01/23		SGD	2,870	2,230,389
3.500%	03/01/27		SGD	4,344	3,657,154

					5,887,543

Slovakia — 0.0%
Slovakia Government Bond,
Sr. Unsec’d. Notes, Series 223
3.375%	11/15/24		EUR	45	60,596

Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45		EUR	405	727,602

South Africa — 0.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28			680	702,297
4.850%	09/30/29			660	700,294

					1,402,591

South Korea — 1.3%
Korea Treasury Bond,
Bonds, Series 2303
2.375%	03/10/23		KRW	4,791,340	4,331,956
Bonds, Series 2706
2.125%	06/10/27		KRW	1,377,680	1,237,852
Bonds, Series 2912
1.375%	12/10/29		KRW	6,015,170	5,070,556
Bonds, Series 4412
2.750%	12/10/44		KRW	1,563,240	1,526,277
Bonds, Series 4703
2.125%	03/10/47		KRW	980,830	857,768
Bonds, Series 4803
2.625%	03/10/48		KRW	1,472,320	1,419,593

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
South Korea (cont’d.)
Bonds, Series 5003
1.500%	03/10/50	KRW	968,540	$732,530
Sr. Unsec’d. Notes, Series 2303
0.750%	03/10/23	KRW	5,694,250	5,011,370
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	36,101,160	31,342,981

				51,530,883

Spain — 2.0%
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	6,385	7,662,014
0.000%	01/31/26	EUR	4,600	5,516,247
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	6,460	7,430,144
0.500%	10/31/31	EUR	7,460	8,864,969
0.850%	07/30/37	EUR	2,010	2,348,140
1.200%	10/31/40	EUR	12,437	14,976,816
1.500%	04/30/27	EUR	9,788	12,710,007
3.450%	07/30/66	EUR	1,370	2,505,210
4.200%	01/31/37	EUR	4,524	8,016,496
5.850%	01/31/22	EUR	4,700	5,783,072
Sr. Unsec’d. Notes, Series 30Y, 144A
2.700%	10/31/48	EUR	2,413	3,757,066

				79,570,181

Supranational Bank — 1.1%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
0.875%	04/10/35	EUR	2,750	3,510,572
1.450%	09/05/40	EUR	3,325	4,614,505
European Union,
Sr. Unsec’d. Notes
0.000%	07/06/26	EUR	3,830	4,631,242
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	10,885	13,162,170
0.000%	07/04/35	EUR	5,075	5,753,945
0.200%	06/04/36	EUR	8,980	10,395,763

				42,068,197

Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	24,640	2,821,010

Switzerland — 0.3%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	773	1,090,207
3.250%	06/27/27	CHF	2,186	2,900,779
3.500%	04/08/33	CHF	1,317	2,039,593
4.000%	04/08/28	CHF	4,110	5,805,305

				11,835,884

Thailand — 0.3%
Thailand Government Bond,
Bonds
4.675%	06/29/44	THB	55,896	2,347,181

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Thailand (cont’d.)
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	$3,645,399
2.000%	12/17/31	THB	115,055	3,669,698
3.650%	06/20/31	THB	40,480	1,480,671
4.875%	06/22/29	THB	20,376	790,472

				11,933,421

Turkey — 0.1%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26		1,090	1,046,565
5.250%	03/13/30		290	274,964
5.875%	06/26/31		280	271,501
5.950%	01/15/31		280	274,107

				1,867,137

Ukraine — 0.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	600	663,938
7.253%	03/15/33		520	540,869

				1,204,807

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		1,830	2,109,452
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30		4,250	4,615,187

				6,724,639

United Kingdom — 2.4%
United Kingdom Gilt,
Bonds
0.500%	10/22/61	GBP	635	695,429
0.625%	07/31/35	GBP	6,000	7,818,173
0.625%	10/22/50	GBP	995	1,170,892
0.875%	10/22/29	GBP	6,937	9,766,767
1.500%	07/22/47	GBP	4,774	6,992,128
1.750%	09/07/37	GBP	12,116	18,323,692
1.750%	07/22/57	GBP	1,650	2,656,943
2.500%	07/22/65	GBP	1,240	2,524,416
3.500%	07/22/68	GBP	940	2,431,290
4.250%	12/07/40	GBP	515	1,095,099
4.250%	12/07/46	GBP	3,953	9,063,384
4.500%	09/07/34	GBP	16,540	32,884,754

				95,422,967

Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		350	407,973

TOTAL SOVEREIGN BONDS (cost $1,552,085,383)				1,546,904,453

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Federal Home Loan Mortgage Corp.
1.500%	01/01/36	803	$813,753
1.500%	01/01/51	1,071	1,050,098
2.000%	12/01/35	3,317	3,424,275
2.000%	07/01/51	1,800	1,818,660
2.500%	06/01/30	338	354,800
2.500%	07/01/30	163	172,088
2.500%	11/01/35	422	439,827
2.500%	05/01/50	3,412	3,553,926
2.500%	07/01/50	1,561	1,634,370
2.500%	07/01/51	6,000	6,211,607
3.000%	06/01/30	95	100,259
3.000%	07/01/30	62	65,886
3.000%	07/01/30	72	76,439
3.000%	07/01/35	60	63,982
3.000%	09/01/35	305	320,952
3.000%	01/01/37	203	214,088
3.000%	02/01/37	310	325,816
3.000%	05/01/45	325	346,840
3.000%	08/01/46	939	989,313
3.000%	09/01/46	1,594	1,678,145
3.000%	02/01/47	605	641,164
3.000%	12/01/50	7,288	7,760,344
3.500%	01/01/26	24	25,491
3.500%	05/01/30	59	63,829
3.500%	06/01/30	12	12,572
3.500%	10/01/30	89	96,435
3.500%	07/01/35	75	80,382
3.500%	08/01/42	358	388,735
3.500%	01/01/44	379	409,584
3.500%	07/01/45	418	449,245
3.500%	09/01/47	1,568	1,653,953
3.500%	11/01/47	2,905	3,065,031
3.500%	03/01/48	2,254	2,386,809
3.500%	11/01/49	1,260	1,356,147
3.500%	01/01/50	1,466	1,587,716
4.000%	01/01/33	704	763,159
4.000%	06/01/40	8	8,644
4.000%	02/01/41	26	28,212
4.000%	02/01/41	38	41,050
4.000%	11/01/41	5	5,705
4.000%	06/01/42	177	193,338
4.000%	09/01/44	376	413,634
4.000%	04/01/45	109	119,156
4.000%	05/01/45	257	281,192
4.000%	02/01/46	1,181	1,278,313
4.000%	05/01/46	358	387,063
4.000%	01/01/47	424	465,662
4.000%	04/01/48	920	985,462
4.000%	09/01/48	59	62,579
4.500%	12/01/34	88	96,193
4.500%	09/01/40	74	82,517
4.500%	03/01/41	452	502,071
4.500%	07/01/41	136	150,960
4.500%	03/01/44	173	192,902
4.500%	07/01/45	48	52,158
4.500%	12/01/45	354	392,201
4.500%	08/01/48	90	96,681

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	11/01/48	844	$911,100
4.500%	11/01/48	2,669	2,901,129
4.500%	05/01/49	824	887,234
4.500%	02/01/50	83	89,575
5.000%	05/01/38	478	548,294
5.000%	12/01/38	41	46,566
5.000%	11/01/41	49	55,330
5.000%	02/01/42	512	586,296
5.000%	07/01/48	103	113,106
5.000%	03/01/50	4,858	5,324,715
5.500%	08/01/40	32	37,177
5.500%	06/01/41	165	192,248
5.500%	09/01/41	695	806,128
6.000%	11/01/37	7	7,983
Federal National Mortgage Assoc.
2.000%	TBA(tt)	17,929	18,102,687
2.000%	04/01/30	40	41,566
2.000%	07/01/30	166	171,417
2.000%	08/01/30	43	44,558
2.000%	04/01/31	143	148,031
2.000%	05/01/51	10,169	10,290,373
2.000%	07/01/51	20,600	20,813,553
2.500%	TBA(tt)	10,875	11,247,979
2.500%	05/01/30	38	39,866
2.500%	05/01/30	242	253,444
2.500%	06/01/30	89	93,684
2.500%	07/01/30	198	207,288
2.500%	07/01/30	228	239,193
2.500%	07/01/30	229	240,134
2.500%	05/01/36	2,902	3,032,752
2.500%	04/01/37	1,807	1,871,721
2.500%	04/01/43	30	30,877
2.500%	09/01/43	72	75,277
2.500%	04/01/45	37	38,207
2.500%	09/01/46	41	42,814
2.500%	07/01/50	5,286	5,536,311
2.500%	10/01/50	2,663	2,776,720
2.500%	11/01/50	2,003	2,085,798
2.500%	07/01/51	6,300	6,522,187
3.000%	TBA(tt)	7,000	7,296,543
3.000%	06/01/30	274	290,365
3.000%	07/01/30	39	41,026
3.000%	07/01/30	191	202,586
3.000%	07/01/30	375	397,323
3.000%	09/01/30	209	220,687
3.000%	11/01/30	99	105,178
3.000%	03/01/31	322	340,595
3.000%	06/01/32	530	562,247
3.000%	07/01/33	346	364,414
3.000%	03/01/35	98	103,097
3.000%	09/01/35	56	58,955
3.000%	09/01/35	170	178,908
3.000%	03/01/36	83	87,580
3.000%	02/01/37	165	173,336
3.000%	05/01/45	1,272	1,335,079
3.000%	06/01/45	820	878,274
3.000%	07/01/45	267	284,119
3.000%	08/01/45	854	903,093

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/46	127	$134,264
3.000%	04/01/46	1,304	1,372,730
3.000%	10/01/46	321	338,610
3.000%	10/01/46	481	505,914
3.000%	11/01/46	1,163	1,223,778
3.000%	12/01/46	487	515,115
3.000%	12/01/46	1,945	2,046,790
3.000%	07/01/51	2,600	2,725,746
3.500%	11/01/25	49	52,017
3.500%	11/01/26	275	294,154
3.500%	09/01/29	48	51,736
3.500%	12/01/29	141	152,196
3.500%	04/01/30	68	73,691
3.500%	05/01/30	135	145,861
3.500%	10/01/30	211	227,903
3.500%	01/01/35	38	40,469
3.500%	08/01/35	25	26,965
3.500%	02/01/36	468	503,648
3.500%	02/01/37	146	156,489
3.500%	02/01/42	318	344,378
3.500%	11/01/42	549	596,091
3.500%	11/01/42	3,045	3,302,816
3.500%	01/01/43	568	616,566
3.500%	04/01/43	201	219,075
3.500%	04/01/43	1,977	2,145,965
3.500%	06/01/43	874	944,445
3.500%	08/01/47	260	275,560
3.500%	09/01/47	1,005	1,062,169
3.500%	09/01/47	1,452	1,535,863
3.500%	01/01/48	3,334	3,530,119
3.500%	03/01/48	1,326	1,402,255
3.500%	03/01/48	2,023	2,169,129
3.500%	11/01/48	1,158	1,221,829
3.500%	01/01/50	2,228	2,405,748
3.500%	09/01/57	1,984	2,156,075
3.500%	05/01/58	786	850,622
4.000%	TBA(tt)	1,000	1,064,844
4.000%	04/01/26	20	21,019
4.000%	05/01/27	21	21,852
4.000%	05/01/32	14	15,235
4.000%	04/01/35	213	230,284
4.000%	03/01/41	390	424,243
4.000%	11/01/42	486	530,041
4.000%	06/01/44	193	212,463
4.000%	03/01/45	128	139,522
4.000%	01/01/46	434	469,577
4.000%	03/01/46	770	832,613
4.000%	06/01/46	49	53,513
4.000%	04/01/47	495	533,817
4.000%	12/01/47	1,284	1,375,887
4.000%	01/01/48	804	863,854
4.000%	02/01/49	1,692	1,818,159
4.500%	TBA(tt)	8,000	8,613,750
4.500%	08/01/23	33	35,169
4.500%	04/01/25	18	19,008
4.500%	01/01/34	12	12,794
4.500%	11/01/39	55	61,866
4.500%	03/01/40	34	37,544

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/01/40	185	$205,417
4.500%	02/01/41	157	173,997
4.500%	06/01/41	477	530,593
4.500%	09/01/41	93	102,634
4.500%	01/01/42	43	47,066
4.500%	01/01/42	241	265,612
4.500%	01/01/43	246	274,260
4.500%	03/01/44	125	139,082
4.500%	06/01/44	33	36,751
4.500%	01/01/45	56	61,716
4.500%	06/01/45	366	401,539
4.500%	07/01/47	35	37,741
4.500%	06/01/48	489	525,893
4.500%	09/01/48	485	535,463
4.500%	09/01/48	1,574	1,717,810
4.500%	09/01/48	3,000	3,233,932
4.500%	01/01/49	75	81,100
4.500%	02/01/49	617	664,538
4.500%	03/01/49	615	661,870
4.500%	06/01/49	5,726	6,143,544
4.500%	07/01/49	81	87,290
4.500%	11/01/49	92	99,457
4.500%	01/01/51	1,030	1,148,728
5.000%	07/01/28	6	6,215
5.000%	12/01/35	37	42,160
5.000%	05/01/38	254	290,476
5.000%	10/01/41	182	206,413
5.000%	08/01/44	25	27,609
5.000%	08/01/48	17	18,803
5.500%	05/01/37	22	25,653
5.500%	07/01/38	130	150,761
5.500%	05/01/39	172	199,733
5.500%	05/01/40	104	119,157
5.500%	07/01/41	219	254,544
5.500%	09/01/41	169	195,588
5.500%	02/01/42	663	761,429
6.000%	02/01/36	88	104,771
6.000%	11/01/38	93	109,702
6.000%	09/01/39	214	253,173
6.000%	06/01/40	125	147,987
6.000%	05/01/41	62	72,703
Government National Mortgage Assoc.
2.500%	TBA(tt)	47,000	48,637,657
2.500%	01/20/47	210	218,692
2.500%	05/20/51	14,652	15,153,127
3.000%	TBA(tt)	9,280	9,682,368
3.000%	11/20/43	843	896,052
3.000%	01/15/45	61	64,882
3.000%	01/15/45	130	138,054
3.000%	03/15/45	132	138,489
3.000%	07/15/45	13	13,574
3.000%	01/20/47	1,265	1,333,096
3.000%	06/20/47	1,952	2,071,676
3.000%	08/20/47	817	858,616
3.000%	05/20/50	67	69,568
3.000%	11/20/50	1,521	1,587,706
3.000%	05/20/51	996	1,045,694
3.500%	07/15/42	45	48,261

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/15/45	140	$149,710
3.500%	07/20/47	4,353	4,612,798
3.500%	08/20/47	1,097	1,163,001
3.500%	09/20/47	218	230,870
3.500%	11/20/47	175	185,205
3.500%	12/20/47	165	174,223
3.500%	03/20/48	604	639,145
4.000%	TBA(tt)	4,000	4,223,906
4.000%	01/15/41	51	56,847
4.000%	03/15/44	239	263,124
4.000%	05/15/45	56	61,822
4.000%	05/20/45	27	29,035
4.000%	07/20/45	1,796	1,948,608
4.000%	10/20/45	22	24,282
4.000%	01/20/46	391	423,314
4.000%	02/20/46	134	145,533
4.000%	03/20/46	616	667,297
4.000%	07/20/47	1,275	1,360,604
4.000%	12/20/47	456	486,404
4.000%	07/20/48	2,276	2,417,901
4.500%	04/15/40	55	61,667
4.500%	10/15/41	127	143,913
4.500%	07/20/44	532	588,678
4.500%	04/20/45	608	669,921
4.500%	11/20/47	304	329,069
4.500%	12/20/48	10,174	10,867,137
4.500%	01/20/49	6,234	6,672,986
4.500%	02/20/49	756	805,927
4.500%	10/20/49	1,052	1,122,522
4.500%	12/20/49	661	704,823
4.500%	04/20/50	51	54,667
5.000%	06/15/38	78	90,762
5.000%	01/15/39	64	74,044
5.000%	06/15/39	128	147,746
5.000%	12/15/39	101	117,097
5.000%	10/20/42	33	37,353
5.000%	03/15/44	444	510,390
5.000%	09/20/48	515	556,529
5.000%	10/20/48	1,279	1,381,651
5.000%	11/20/48	1,232	1,327,974
5.000%	12/20/48	125	134,288
5.000%	01/20/49	3,482	3,756,228
5.000%	03/20/49	1,776	1,914,827
5.000%	06/20/49	62	67,303
5.000%	01/20/50	73	78,641
5.000%	03/20/50	272	293,632
5.500%	03/15/37	17	20,289

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $364,020,552)			367,176,086

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bonds
1.125%	08/15/40	42,794	36,816,213
1.375%	11/15/40	4,127	3,707,207
1.875%	02/15/51	14,924	14,240,761
2.000%	02/15/50	5,995	5,888,214
4.375%	11/15/39(k)	5,945	8,261,692

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.125%	01/31/23		45,222	$45,181,371
0.125%	04/30/23		12,603	12,580,846
0.125%	08/15/23		77,524	77,293,852
0.125%	02/15/24	(a)	25,406	25,243,243
0.250%	11/15/23		5,895	5,885,789
0.250%	05/31/25	(h)	17,753	17,457,579
0.250%	06/30/25		8,465	8,314,878
0.250%	09/30/25		40,196	39,348,116
0.375%	01/31/26		7,201	7,057,543
0.625%	05/15/30		1,200	1,121,812
0.750%	04/30/26	(a)	16,549	16,466,255
0.875%	11/15/30		3,526	3,353,557
1.125%	02/15/31	(a)	2,167	2,104,360
1.250%	08/31/24		2,935	3,004,248
1.500%	11/30/24		1,890	1,950,244
1.500%	02/15/30	(k)	17,720	17,897,200
1.625%	02/15/26		280	290,237
1.625%	10/31/26		41,290	42,764,182
2.000%	02/15/25		180	188,986
2.125%	05/31/26		19,850	21,053,406
2.625%	12/31/25		517	558,885
U.S. Treasury Strips Principal
1.975%(s)	11/15/50		26,643	14,290,431

TOTAL U.S. TREASURY OBLIGATIONS (cost $439,306,852)				432,321,107

			Shares
COMMON STOCK — 0.1%
Bermuda
MT LOGAN Re Ltd. Private Placement			3,000	2,999,900

(cost $3,000,000)

TOTAL LONG-TERM INVESTMENTS (cost $3,895,426,778)				3,912,293,193

SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MUTUAL FUNDS — 2.6%
PGIM Core Ultra Short Bond Fund(wa)			39,539,510	39,539,510
PGIM Institutional Money Market Fund (cost $62,849,667; includes $62,845,808 of cash collateral for securities on loan)(b)(wa)			62,881,443	62,843,715

TOTAL AFFILIATED MUTUAL FUNDS (cost $102,389,177)				102,383,225

Interest Rate	Maturity Date		Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.4%
American Honda Finance Corp.
0.189%	09/07/21		16,075	16,068,838

(cost $16,069,267)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BOND — 0.2%
United States
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%
0.275%(c)	09/17/21		8,750,000	$8,750,822

(cost $8,753,017)
FOREIGN TREASURY OBLIGATION(n) — 1.0%
Japan
Japan Treasury Discount Bill
(0.110)%	07/26/21	JPY	4,574,150	41,177,914

(cost $42,176,865)

			Shares
UNAFFILIATED FUND — 0.7%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)			28,833,377	28,833,377

(cost $28,833,377)

OPTIONS PURCHASED*~ — 0.1%
(cost $2,055,460)				1,692,331

TOTAL SHORT-TERM INVESTMENTS (cost $200,277,163)				198,906,507

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.8% (cost $4,095,703,941)				4,111,199,700

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $3,872,124)				(3,094,308)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.7% (cost $4,091,831,817)				4,108,105,392
Liabilities in excess of other assets(z) — (2.7)%				(106,320,307)

NET ASSETS — 100.0%				$4,001,785,085

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,627,564 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,867,325; cash collateral of $62,845,808 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,200,000. The aggregate value of $4,627,564 is 0.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 94,083,820 is 2.4% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA(tt)	07/14/21	(6,000)	$(6,454,688)
Federal National Mortgage Assoc.	5.000%	TBA(tt)	07/14/21	(5,000)	(5,479,688)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $11,943,203)					$(11,934,376)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 04/22/25	Call	Deutsche Bank AG	04/22/22	0.82%	3 Month LIBOR(Q)	0.82%(S)		95,640	$497,044
5-Year Interest Rate Swap, 06/23/27	Call	JPMorgan Chase Bank, N.A.	06/21/22	1.05%	3 Month LIBOR(Q)	1.05%(S)		29,220	231,489
5-Year Interest Rate Swap, 11/16/27	Call	JPMorgan Chase Bank, N.A.	11/14/22	0.70%	3 Month LIBOR(Q)	0.70%(S)		31,600	103,825
5-Year Interest Rate Swap, 08/12/26	Put	JPMorgan Chase Bank, N.A.	08/12/21	0.75%	0.75%(S)	3 Month LIBOR(Q)		57,190	683,450
5-Year Interest Rate Swap, 08/23/26	Put	UBS AG	08/19/21	(0.17)%	(0.17)%(A)	6 Month EURIBOR(S)	EUR	16,310	17,190
5-Year Interest Rate Swap, 08/24/26	Put	Citibank, N.A.	08/20/21	(0.17)%	(0.17)%(A)	6 Month EURIBOR(S)	EUR	29,500	31,843
5-Year Interest Rate Swap, 11/17/26	Put	Citibank, N.A.	11/15/21	1.11%	1.11%(S)	3 Month LIBOR(Q)		11,900	82,130
5-Year Interest Rate Swap, 11/22/26	Put	UBS AG	11/18/21	1.20%	1.20%(S)	3 Month LIBOR(Q)		8,080	45,314

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 07/08/51	Put	JPMorgan Chase Bank, N.A.	07/08/21	0.67%	0.67%(A)	6 Month EURIBOR(S)	EUR	3,480	$46
30-Year Interest Rate Swap, 07/09/51	Put	Morgan Stanley & Co. International PLC	07/09/21	0.65%	0.65%(S)	6 Month JPY LIBOR(S)	JPY	687,460	—

Total Options Purchased (cost $ 2,055,460)									$1,692,331

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 04/22/25	Call	Deutsche Bank AG	04/22/22	0.62%	3 Month LIBOR(Q)	0.62%(S)		143,460	$(363,744)
5-Year Interest Rate Swap, 11/24/26	Call	Citibank, N.A.	11/22/21	0.86%	3 Month LIBOR(Q)	0.86%(S)		116,280	(380,169)
5-Year Interest Rate Swap, 02/16/27	Call	Citibank, N.A.	02/14/22	(0.11)%	6 Month EURIBOR(S)	(0.11)%(A)	EUR	13,120	(114,266)
5-Year Interest Rate Swap, 02/16/27	Call	JPMorgan Chase Bank, N.A.	02/14/22	(0.11)%	6 Month EURIBOR(S)	(0.11)%(A)	EUR	13,110	(90,677)
10-Year Interest Rate Swap, 07/06/31	Call	Citibank, N.A.	07/06/21	1.58%	3 Month LIBOR(Q)	1.58%(S)		11,420	(175,807)
10-Year Interest Rate Swap, 07/09/31	Call	Citibank, N.A.	07/09/21	0.13%	6 Month EURIBOR(S)	0.13%(A)	EUR	9,660	(43,852)
10-Year Interest Rate Swap, 07/09/31	Call	Morgan Stanley & Co. International PLC	07/09/21	1.57%	3 Month LIBOR(Q)	1.57%(S)		11,420	(158,504)
10-Year Interest Rate Swap, 07/16/31	Call	Citibank, N.A.	07/14/21	0.08%	6 Month EURIBOR(S)	0.08%(A)	EUR	9,660	(19,114)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 07/21/31	Call	Deutsche Bank AG	07/19/21	1.47%	3 Month LIBOR(Q)	1.47%(S)		11,420	$(94,223)
10-Year Interest Rate Swap, 07/23/31	Call	JPMorgan Chase Bank, N.A.	07/21/21	0.10%	6 Month EURIBOR(S)	0.10%(A)	EUR	9,660	(32,929)
10-Year Interest Rate Swap, 07/28/31	Call	Morgan Stanley & Co. International PLC	07/26/21	1.48%	3 Month LIBOR(Q)	1.48%(S)		11,420	(106,872)
10-Year Interest Rate Swap, 07/30/31	Call	UBS AG	07/28/21	0.13%	6 Month EURIBOR(S)	0.13%(A)	EUR	9,660	(58,368)
10-Year Interest Rate Swap, 06/23/32	Call	JPMorgan Chase Bank, N.A.	06/21/22	1.38%	3 Month LIBOR(Q)	1.38%(S)		15,400	(243,639)
30-Year Interest Rate Swap, 11/16/52	Call	JPMorgan Chase Bank, N.A.	11/14/22	1.06%	3 Month LIBOR(Q)	1.06%(S)		6,200	(112,692)
5-Year Interest Rate Swap, 08/12/26	Put	JPMorgan Chase Bank, N.A.	08/12/21	0.88%	0.88%(S)	3 Month LIBOR(Q)		57,190	(400,573)
5-Year Interest Rate Swap, 08/12/26	Put	JPMorgan Chase Bank, N.A.	08/12/21	1.01%	1.01%(S)	3 Month LIBOR(Q)		57,190	(206,608)
5-Year Interest Rate Swap, 08/23/26	Put	UBS AG	08/19/21	(0.09)%	(0.09)%(A)	6 Month EURIBOR(S)	EUR	16,310	(7,380)
5-Year Interest Rate Swap, 08/23/26	Put	UBS AG	08/19/21	(0.02)%	(0.02)%(A)	6 Month EURIBOR(S)	EUR	16,310	(3,302)
5-Year Interest Rate Swap, 08/24/26	Put	Citibank, N.A.	08/20/21	(0.09)%	(0.09)%(A)	6 Month EURIBOR(S)	EUR	29,500	(13,758)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/24/26	Put	Citibank, N.A.	08/20/21	(0.02)%	(0.02)%(A)	6 Month EURIBOR(S)	EUR	29,500	$(6,195)
5-Year Interest Rate Swap, 11/17/26	Put	UBS AG	11/15/21	(0.15)%	(0.15)%(A)	6 Month EURIBOR(S)	EUR	17,100	(44,566)
5-Year Interest Rate Swap, 11/22/26	Put	Morgan Stanley & Co. International PLC	11/18/21	(0.08)%	(0.08)%(A)	6 Month EURIBOR(S)	EUR	11,610	(26,535)
5-Year Interest Rate Swap, 02/16/27	Put	Citibank, N.A.	02/14/22	(0.11)%	(0.11)%(A)	6 Month EURIBOR(S)	EUR	13,120	(63,872)
5-Year Interest Rate Swap, 02/16/27	Put	JPMorgan Chase Bank, N.A.	02/14/22	(0.11)%	(0.11)%(A)	6 Month EURIBOR(S)	EUR	13,110	(63,823)
10-Year Interest Rate Swap, 07/06/31	Put	Citibank, N.A.	07/01/21	1.58%	1.58%(S)	3 Month LIBOR(Q)		11,420	—
10-Year Interest Rate Swap, 07/09/31	Put	Citibank, N.A.	07/07/21	0.13%	0.13%(A)	6 Month EURIBOR(S)	EUR	9,660	(11,360)
10-Year Interest Rate Swap, 07/09/31	Put	Morgan Stanley & Co. International PLC	07/07/21	1.57%	1.57%(S)	3 Month LIBOR(Q)		11,420	(3,471)
10-Year Interest Rate Swap, 07/16/31	Put	Citibank, N.A.	07/14/21	0.08%	0.08%(A)	6 Month EURIBOR(S)	EUR	9,660	(52,157)
10-Year Interest Rate Swap, 07/21/31	Put	Deutsche Bank AG	07/19/21	1.47%	1.47%(S)	3 Month LIBOR(Q)		11,420	(47,432)
10-Year Interest Rate Swap, 07/23/31	Put	JPMorgan Chase Bank, N.A.	07/21/21	0.10%	0.10%(A)	6 Month EURIBOR(S)	EUR	9,660	(50,202)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 07/28/31	Put	Morgan Stanley & Co. International PLC	07/26/21	1.48%	1.48%(S)	3 Month LIBOR(Q)		11,420	$(58,134)
10-Year Interest Rate Swap, 07/30/31	Put	UBS AG	07/28/21	0.13%	0.13%(A)	6 Month EURIBOR(S)	EUR	9,660	(40,084)
30-Year Interest Rate Swap, 07/08/51	Put	Citibank, N.A.	07/08/21	2.40%	2.40%(S)	3 Month LIBOR(Q)		3,800	—
30-Year Interest Rate Swap, 07/09/51	Put	Morgan Stanley & Co. International PLC	07/09/21	2.35%	2.35%(S)	3 Month LIBOR(Q)		3,820	—

Total Options Written (premiums received $3,872,124)									$(3,094,308)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
796	2 Year U.S. Treasury Notes	Sep. 2021	$175,374,968	$(232,418)
29	5 Year Euro-Bobl	Sep. 2021	4,612,983	1,991
21	5 Year Government of Canada Bond	Sep. 2021	2,109,656	(3,681)
773	5 Year U.S. Treasury Notes	Sep. 2021	95,411,150	91,635
118	10 Year Australian Treasury Bonds	Sep. 2021	12,494,392	31,107
188	10 Year Canadian Government Bonds	Sep. 2021	22,069,829	233,555
268	10 Year Euro-Bund	Sep. 2021	54,852,179	109,889
1	10 Year Japanese Bonds	Sep. 2021	1,365,408	2,649
220	10 Year Mini Japanese Government Bonds	Sep. 2021	30,052,838	54,002
17	10 Year U.K. Gilt	Sep. 2021	3,012,412	28,895
1,045	10 Year U.S. Treasury Notes	Sep. 2021	138,462,500	608,004
351	20 Year U.S. Treasury Bonds	Sep. 2021	56,423,250	1,585,479
267	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	51,447,563	1,094,535
644	Euro Schatz Index	Sep. 2021	85,632,683	(11,606)
60	Euro-BTP Italian Government Bond	Sep. 2021	10,772,064	76,982
111	Euro-OAT	Sep. 2021	20,932,567	80,106

				3,751,124

Short Positions:
117	2 Year U.S. Treasury Notes	Sep. 2021	25,777,477	(147)
508	5 Year Euro-Bobl	Sep. 2021	80,806,728	39,321
153	10 Year Canadian Government Bonds	Sep. 2021	17,961,084	(209,469)
20	10 Year Euro-Bund	Sep. 2021	4,093,446	(18,429)
617	10 Year U.K. Gilt	Sep. 2021	109,332,850	(481,771)
125	10 Year U.S. Treasury Notes	Sep. 2021	16,562,500	(46,690)
444	10 Year U.S. Ultra Treasury Notes	Sep. 2021	65,358,189	(847,613)
62	30 Year Euro Buxl	Sep. 2021	14,941,494	(107,540)
15	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	2,890,313	(20,965)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1,093	Euro Currency	Sep. 2021	$162,105,563	$4,681,718
88	Euro-OAT	Sep. 2021	16,595,188	(33,516)

				2,954,899

				$6,706,023

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/21	Bank of America, N.A.	AUD	41,316	$31,263,817	$30,985,288	$—	$(278,529)
Expiring 07/02/21	Bank of America, N.A.	AUD	11,490	8,694,483	8,617,024	—	(77,459)
Expiring 07/02/21	Bank of America, N.A.	AUD	4,183	3,165,276	3,137,077	—	(28,199)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	AUD	12,823	9,931,414	9,616,719	—	(314,695)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	AUD	6,585	5,100,083	4,938,478	—	(161,605)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	AUD	4,665	3,613,043	3,498,557	—	(114,486)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	AUD	680	526,660	509,972	—	(16,688)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	AUD	310	241,457	232,488	—	(8,969)
Expiring 08/04/21	Bank of America, N.A.	AUD	22,483	17,015,359	16,864,056	—	(151,303)
Expiring 08/25/21	BNP Paribas S.A.	AUD	14,893	11,236,500	11,171,751	—	(64,749)
Expiring 09/15/21	Bank of America, N.A.	AUD	1,936	1,489,611	1,452,274	—	(37,337)
Expiring 09/15/21	Barclays Bank PLC	AUD	9,146	7,101,818	6,861,323	—	(240,495)
Expiring 09/15/21	Barclays Bank PLC	AUD	2,943	2,218,734	2,207,909	—	(10,825)
Expiring 09/15/21	BNP Paribas S.A.	AUD	6,599	4,963,119	4,950,877	—	(12,242)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	11,687	8,807,125	8,767,820	—	(39,305)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	1,820	1,372,566	1,365,314	—	(7,252)
Brazilian Real,
Expiring 07/02/21	Bank of America, N.A.	BRL	61,229	12,240,427	12,307,420	66,993	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	91,442	18,447,035	18,380,398	—	(66,637)
Expiring 07/02/21	BNP Paribas S.A.	BRL	10,210	1,911,703	2,052,316	140,613	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,855	557,533	573,968	16,435	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,817	553,920	566,171	12,251	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,813	553,930	565,413	11,483	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,790	552,168	560,890	8,722	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,757	546,963	554,112	7,149	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,736	552,443	549,857	—	(2,586)
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,736	550,544	549,994	—	(550)
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,707	550,544	544,091	—	(6,453)
Expiring 07/02/21	Citibank, N.A.	BRL	30,213	6,039,921	6,072,978	33,057	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	BRL	29,495	5,577,301	5,928,677	351,376	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	2,941	578,697	591,089	12,392	—
Expiring 07/02/21	State Street Bank and Trust Co.	BRL	4,397	825,962	883,751	57,789	—
Expiring 08/03/21	Barclays Bank PLC	BRL	25,468	5,128,780	5,101,783	—	(26,997)
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	BRL	29,495	5,962,320	5,908,362	—	(53,958)
British Pound,
Expiring 07/02/21	Citibank, N.A.	GBP	5,926	8,410,345	8,197,487	—	(212,858)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	55,480	77,022,884	76,745,960	—	(276,924)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	5,801	8,053,528	8,024,573	—	(28,955)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	1,534	2,180,086	2,121,996	—	(58,090)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	1,061	1,467,279	1,467,690	411	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	981	1,390,872	1,357,026	—	(33,846)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	620	881,130	857,652	—	(23,478)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	567	787,166	784,336	—	(2,830)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	331	$470,410	$457,876	$—	$(12,534)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	203	288,499	280,812	—	(7,687)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	141	199,716	195,047	—	(4,669)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	GBP	5,926	8,227,599	8,198,252	—	(29,347)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	GBP	1,534	2,129,790	2,122,193	—	(7,597)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	GBP	314	435,954	434,399	—	(1,555)
Expiring 08/05/21	Barclays Bank PLC	GBP	990	1,401,854	1,369,605	—	(32,249)
Expiring 09/15/21	Bank of America, N.A.	GBP	933	1,297,047	1,291,033	—	(6,014)
Expiring 09/15/21	Bank of America, N.A.	GBP	926	1,312,769	1,281,201	—	(31,568)
Expiring 09/15/21	BNP Paribas S.A.	GBP	3,132	4,439,959	4,332,689	—	(107,270)
Canadian Dollar,
Expiring 07/02/21	Citibank, N.A.	CAD	22,580	18,656,516	18,215,511	—	(441,005)
Expiring 07/02/21	Citibank, N.A.	CAD	1,985	1,615,017	1,601,319	—	(13,698)
Expiring 07/02/21	Deutsche Bank AG	CAD	1,165	965,367	939,817	—	(25,550)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	98,663	79,980,707	79,592,427	—	(388,280)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	7,776	6,443,861	6,272,977	—	(170,884)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	2,145	1,738,834	1,730,393	—	(8,441)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	1,689	1,369,180	1,362,533	—	(6,647)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	928	752,279	748,627	—	(3,652)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	100	81,065	80,671	—	(394)
Expiring 07/16/21	The Bank of New York Mellon Corp.	CAD	211	171,113	170,278	—	(835)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CAD	20,130	16,317,829	16,238,814	—	(79,015)
Expiring 09/15/21	BNP Paribas S.A.	CAD	2,229	1,795,715	1,798,221	2,506	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	13,335	10,840,281	10,757,259	—	(83,022)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,592	1,277,697	1,284,515	6,818	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,553	1,273,978	1,252,910	—	(21,068)
Chilean Peso,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CLP	506,661	690,829	689,866	—	(963)
Expiring 07/15/21	Citibank, N.A.	CLP	4,191,935	5,867,622	5,705,823	—	(161,799)
Expiring 07/15/21	Morgan Stanley & Co. International PLC	CLP	4,348,774	5,920,963	5,919,303	—	(1,660)
Expiring 07/15/21	UBS AG	CLP	4,209,744	5,869,341	5,730,063	—	(139,278)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CLP	858,900	1,179,484	1,168,538	—	(10,946)
Expiring 08/12/21	Barclays Bank PLC	CLP	1,341,409	1,929,418	1,824,589	—	(104,829)
Expiring 08/12/21	Barclays Bank PLC	CLP	428,297	595,584	582,570	—	(13,014)
Expiring 08/12/21	BNP Paribas S.A.	CLP	429,346	595,281	583,999	—	(11,282)
Expiring 08/12/21	BNP Paribas S.A.	CLP	404,283	552,602	549,908	—	(2,694)
Expiring 08/12/21	BNP Paribas S.A.	CLP	397,108	551,425	540,149	—	(11,276)
Expiring 08/12/21	Citibank, N.A.	CLP	600,485	829,789	816,782	—	(13,007)
Expiring 08/12/21	State Street Bank and Trust Co.	CLP	420,232	601,620	571,601	—	(30,019)
Chinese Renminbi,
Expiring 07/02/21	Citibank, N.A.	CNH	88,366	13,844,177	13,659,811	—	(184,366)
Expiring 07/02/21	Citibank, N.A.	CNH	29,245	4,524,679	4,520,757	—	(3,922)
Expiring 07/02/21	Citibank, N.A.	CNH	28,339	4,384,506	4,380,705	—	(3,801)
Expiring 07/02/21	Citibank, N.A.	CNH	8,016	1,255,855	1,239,130	—	(16,725)
Expiring 07/02/21	Citibank, N.A.	CNH	4,803	743,103	742,459	—	(644)
Expiring 08/04/21	Citibank, N.A.	CNH	70,388	10,865,585	10,855,237	—	(10,348)
Expiring 09/15/21	Bank of America, N.A.	CNH	45,959	7,146,418	7,066,697	—	(79,721)
Expiring 09/15/21	BNP Paribas S.A.	CNH	33,728	5,179,000	5,186,127	7,127	—
Expiring 09/16/21	Citibank, N.A.	CNH	158,509	24,341,746	24,370,826	29,080	—
Colombian Peso,
Expiring 07/02/21	Citibank, N.A.	COP	5,589,240	1,496,049	1,489,132	—	(6,917)
Expiring 07/02/21	Citibank, N.A.	COP	4,785,108	1,280,810	1,274,888	—	(5,922)
Expiring 07/22/21	BNP Paribas S.A.	COP	7,508,769	2,052,754	1,998,660	—	(54,094)
Expiring 07/22/21	BNP Paribas S.A.	COP	3,085,113	825,044	821,186	—	(3,858)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/02/21	Bank of America, N.A.	CZK	89,740	$4,213,146	$4,172,625	$—	$(40,521)
Expiring 07/02/21	Bank of America, N.A.	CZK	17,660	829,108	821,134	—	(7,974)
Expiring 07/02/21	Bank of America, N.A.	CZK	5,270	252,867	245,038	—	(7,829)
Expiring 07/02/21	Citibank, N.A.	CZK	32,074	1,525,520	1,491,339	—	(34,181)
Expiring 08/04/21	Bank of America, N.A.	CZK	32,074	1,505,539	1,491,060	—	(14,479)
Expiring 08/04/21	Bank of America, N.A.	CZK	5,270	247,371	244,992	—	(2,379)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CZK	148,775	7,129,321	6,913,626	—	(215,695)
Danish Krone,
Expiring 07/02/21	Citibank, N.A.	DKK	19,975	3,203,146	3,185,286	—	(17,860)
Euro,
Expiring 07/02/21	Bank of America, N.A.	EUR	1,083	1,326,157	1,284,223	—	(41,934)
Expiring 07/02/21	Citibank, N.A.	EUR	4,697	5,697,183	5,569,709	—	(127,474)
Expiring 07/02/21	Citibank, N.A.	EUR	3,512	4,189,761	4,164,535	—	(25,226)
Expiring 07/02/21	Citibank, N.A.	EUR	2,036	2,469,344	2,414,292	—	(55,052)
Expiring 07/02/21	Citibank, N.A.	EUR	1,623	1,930,035	1,924,556	—	(5,479)
Expiring 07/02/21	Citibank, N.A.	EUR	1,342	1,627,951	1,591,346	—	(36,605)
Expiring 07/02/21	Citibank, N.A.	EUR	1,205	1,471,310	1,428,891	—	(42,419)
Expiring 07/02/21	Citibank, N.A.	EUR	657	797,509	779,071	—	(18,438)
Expiring 07/02/21	Citibank, N.A.	EUR	655	798,979	776,700	—	(22,279)
Expiring 07/02/21	Citibank, N.A.	EUR	655	799,287	776,700	—	(22,587)
Expiring 07/02/21	Deutsche Bank AG	EUR	5,338	6,510,160	6,329,808	—	(180,352)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	164,037	195,646,110	194,515,308	—	(1,130,802)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	6,167	7,529,050	7,312,838	—	(216,212)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	5,536	6,602,760	6,564,597	—	(38,163)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	4,814	5,741,634	5,708,448	—	(33,186)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	4,552	5,429,148	5,397,768	—	(31,380)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	2,479	2,956,691	2,939,602	—	(17,089)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,498	1,825,055	1,776,330	—	(48,725)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,377	1,636,468	1,632,848	—	(3,620)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,315	1,600,703	1,559,328	—	(41,375)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,314	1,567,201	1,558,143	—	(9,058)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,266	1,541,659	1,501,225	—	(40,434)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,071	1,307,542	1,269,993	—	(37,549)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,000	1,191,265	1,185,801	—	(5,464)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	959	1,143,795	1,137,184	—	(6,611)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	932	1,140,209	1,105,167	—	(35,042)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	735	895,471	871,564	—	(23,907)
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	7,722	9,415,807	9,162,837	—	(252,970)
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	5,451	6,581,352	6,467,815	—	(113,537)
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	3,445	4,208,654	4,088,109	—	(120,545)
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	1,620	1,960,675	1,921,707	—	(38,968)
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	1,203	1,460,407	1,427,739	—	(32,668)
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	226	275,933	268,198	—	(7,735)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	5,338	6,370,689	6,334,086	—	(36,603)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	1,385	1,654,425	1,643,445	—	(10,980)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	1,083	1,292,517	1,285,091	—	(7,426)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	667	796,752	791,464	—	(5,288)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	458	546,605	543,464	—	(3,141)
Expiring 09/15/21	Bank of America, N.A.	EUR	1,186	1,445,798	1,408,430	—	(37,368)
Expiring 09/15/21	Bank of America, N.A.	EUR	1,121	1,334,037	1,330,759	—	(3,278)
Expiring 09/15/21	Barclays Bank PLC	EUR	20,614	25,192,551	24,481,878	—	(710,673)
Expiring 09/15/21	Barclays Bank PLC	EUR	4,031	4,914,347	4,787,695	—	(126,652)
Expiring 09/15/21	Barclays Bank PLC	EUR	2,162	2,579,545	2,567,144	—	(12,401)
Expiring 09/15/21	BNP Paribas S.A.	EUR	1,232	1,463,116	1,462,796	—	(320)
Expiring 09/15/21	BNP Paribas S.A.	EUR	382	455,549	453,889	—	(1,660)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/15/21	Citibank, N.A.	EUR	3,492	$4,148,890	$4,146,899	$—	$(1,991)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	1,298	1,545,898	1,541,828	—	(4,070)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	1,281	1,525,483	1,521,812	—	(3,671)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	1,113	1,326,001	1,321,566	—	(4,435)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	1,101	1,345,170	1,307,694	—	(37,476)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	1,081	1,286,764	1,283,592	—	(3,172)
Hungarian Forint,
Expiring 07/02/21	Bank of America, N.A.	HUF	134,673	458,134	454,411	—	(3,723)
Expiring 07/02/21	Bank of America, N.A.	HUF	106,427	372,753	359,104	—	(13,649)
Expiring 09/15/21	BNP Paribas S.A.	HUF	786,100	2,756,346	2,649,026	—	(107,320)
Expiring 09/15/21	BNP Paribas S.A.	HUF	395,741	1,382,662	1,333,582	—	(49,080)
Expiring 09/15/21	BNP Paribas S.A.	HUF	83,808	281,105	282,420	1,315	—
Indian Rupee,
Expiring 07/02/21	Bank of America, N.A.	INR	163,734	2,202,336	2,202,206	—	(130)
Expiring 07/02/21	Citibank, N.A.	INR	131,550	1,802,425	1,769,334	—	(33,091)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	329,139	4,514,505	4,426,887	—	(87,618)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	163,734	2,207,461	2,202,206	—	(5,255)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	113,831	1,561,318	1,531,016	—	(30,302)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	83,054	1,139,177	1,117,068	—	(22,109)
Expiring 07/15/21	Morgan Stanley & Co. International PLC	INR	894,769	12,047,882	12,014,159	—	(33,723)
Expiring 07/15/21	Morgan Stanley & Co. International PLC	INR	466,006	6,140,543	6,257,113	116,570	—
Expiring 07/15/21	Morgan Stanley & Co. International PLC	INR	457,755	6,028,067	6,146,322	118,255	—
Expiring 07/29/21	BNP Paribas S.A.	INR	205,235	2,756,546	2,750,791	—	(5,755)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	INR	135,907	1,824,549	1,820,241	—	(4,308)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	INR	44,221	593,666	592,264	—	(1,402)
Indonesian Rupiah,
Expiring 07/01/21	Barclays Bank PLC	IDR	19,905,172	1,386,733	1,371,913	—	(14,820)
Expiring 07/01/21	BNP Paribas S.A.	IDR	25,058,585	1,712,611	1,727,099	14,488	—
Expiring 07/01/21	BNP Paribas S.A.	IDR	7,899,600	553,930	544,460	—	(9,470)
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	IDR	7,996,933	553,000	551,168	—	(1,832)
Expiring 07/01/21	Morgan Stanley & Co. International PLC	IDR	42,072,858	2,897,779	2,899,765	1,986	—
Expiring 07/01/21	UBS AG	IDR	19,966,394	1,387,183	1,376,133	—	(11,050)
Expiring 07/02/21	Citibank, N.A.	IDR	71,724,885	4,964,347	4,940,372	—	(23,975)
Expiring 07/02/21	Citibank, N.A.	IDR	24,333,000	1,684,178	1,676,044	—	(8,134)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	IDR	71,724,885	4,932,257	4,940,372	8,115	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	IDR	24,333,000	1,673,291	1,676,044	2,753	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	IDR	12,338,000	860,091	849,835	—	(10,256)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	IDR	2,836,000	197,700	195,343	—	(2,357)
Expiring 07/15/21	Standard Chartered Bank	IDR	174,362,727	12,201,730	11,958,542	—	(243,188)
Expiring 07/19/21	Barclays Bank PLC	IDR	19,792,063	1,383,142	1,356,625	—	(26,517)
Expiring 07/19/21	UBS AG	IDR	8,011,574	551,704	549,144	—	(2,560)
Expiring 07/26/21	BNP Paribas S.A.	IDR	19,944,760	1,375,406	1,365,682	—	(9,724)
Expiring 07/26/21	UBS AG	IDR	8,523,042	587,796	583,600	—	(4,196)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	IDR	15,672,000	1,073,940	1,071,784	—	(2,156)
Expiring 09/17/21	Bank of America, N.A.	IDR	16,419,102	1,126,757	1,116,662	—	(10,095)
Israeli Shekel,
Expiring 07/02/21	Citibank, N.A.	ILS	8,666	2,656,051	2,658,190	2,139	—
Expiring 07/02/21	Citibank, N.A.	ILS	3,791	1,161,908	1,162,844	936	—
Expiring 07/02/21	Citibank, N.A.	ILS	3,345	1,030,901	1,026,038	—	(4,863)
Expiring 07/02/21	Citibank, N.A.	ILS	2,848	877,730	873,590	—	(4,140)
Expiring 09/17/21	BNP Paribas S.A.	ILS	5,322	1,642,904	1,633,851	—	(9,053)
Japanese Yen,
Expiring 07/02/21	Bank of America, N.A.	JPY	18,864,665	170,720,950	169,809,140	—	(911,810)
Expiring 07/02/21	Bank of America, N.A.	JPY	510,171	4,649,859	4,592,273	—	(57,586)
Expiring 07/02/21	Bank of America, N.A.	JPY	276,891	2,505,801	2,492,418	—	(13,383)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/21	Bank of America, N.A.	JPY	233,600	$2,114,027	$2,102,736	$—	$(11,291)
Expiring 07/02/21	Bank of America, N.A.	JPY	186,900	1,703,030	1,682,369	—	(20,661)
Expiring 07/02/21	Bank of America, N.A.	JPY	143,300	1,305,747	1,289,906	—	(15,841)
Expiring 07/02/21	Bank of America, N.A.	JPY	143,000	1,303,014	1,287,206	—	(15,808)
Expiring 07/02/21	Citibank, N.A.	JPY	157,900	1,445,930	1,421,328	—	(24,602)
Expiring 07/02/21	Citibank, N.A.	JPY	99,400	907,349	894,743	—	(12,606)
Expiring 07/02/21	Citibank, N.A.	JPY	88,000	803,248	792,127	—	(11,121)
Expiring 07/02/21	Citibank, N.A.	JPY	30,500	279,961	274,544	—	(5,417)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	JPY	130,000	1,185,085	1,170,187	—	(14,898)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	JPY	26,200	239,371	235,838	—	(3,533)
Expiring 08/04/21	Bank of America, N.A.	JPY	375,800	3,401,825	3,383,662	—	(18,163)
Expiring 08/19/21	Bank of America, N.A.	JPY	1,322,557	12,130,923	11,909,611	—	(221,312)
Expiring 08/19/21	Deutsche Bank AG	JPY	3,199,931	28,882,079	28,815,345	—	(66,734)
Expiring 08/19/21	JPMorgan Chase Bank, N.A.	JPY	1,261,010	11,440,980	11,355,381	—	(85,599)
Expiring 08/19/21	Morgan Stanley & Co. International PLC	JPY	2,334,836	21,187,595	21,025,174	—	(162,421)
Expiring 09/15/21	Bank of America, N.A.	JPY	143,783	1,296,225	1,295,078	—	(1,147)
Expiring 09/15/21	Bank of America, N.A.	JPY	142,973	1,299,797	1,287,787	—	(12,010)
Expiring 09/15/21	BNP Paribas S.A.	JPY	43,772	395,972	394,259	—	(1,713)
Expiring 09/15/21	Citibank, N.A.	JPY	142,340	1,294,313	1,282,085	—	(12,228)
Expiring 09/15/21	UBS AG	JPY	303,748	2,768,150	2,735,915	—	(32,235)
Malaysian Ringgit,
Expiring 07/02/21	Deutsche Bank AG	MYR	23,680	5,706,024	5,702,589	—	(3,435)
Mexican Peso,
Expiring 07/02/21	Citibank, N.A.	MXN	164,500	8,302,030	8,250,163	—	(51,867)
Expiring 07/02/21	Citibank, N.A.	MXN	8,478	427,870	425,197	—	(2,673)
Expiring 08/27/21	JPMorgan Chase Bank, N.A.	MXN	233,492	11,349,525	11,630,214	280,689	—
Expiring 09/15/21	Barclays Bank PLC	MXN	11,432	551,110	567,946	16,836	—
Expiring 09/15/21	Barclays Bank PLC	MXN	11,320	551,036	562,378	11,342	—
Expiring 09/15/21	Barclays Bank PLC	MXN	10,966	552,952	544,785	—	(8,167)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	147,286	7,417,155	7,317,403	—	(99,752)
Expiring 09/15/21	State Street Bank and Trust Co.	MXN	14,972	751,705	743,851	—	(7,854)
Expiring 09/15/21	State Street Bank and Trust Co.	MXN	11,150	555,851	553,943	—	(1,908)
New Taiwanese Dollar,
Expiring 07/02/21	Bank of America, N.A.	TWD	20,102	720,786	721,083	297	—
Expiring 07/02/21	Citibank, N.A.	TWD	34,885	1,269,538	1,251,368	—	(18,170)
Expiring 07/02/21	Citibank, N.A.	TWD	23,320	835,842	836,517	675	—
Expiring 07/02/21	Citibank, N.A.	TWD	22,075	791,219	791,858	639	—
Expiring 07/02/21	Citibank, N.A.	TWD	20,102	720,502	721,084	582	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	TWD	23,320	836,172	836,517	345	—
Expiring 07/15/21	Barclays Bank PLC	TWD	38,243	1,384,556	1,370,866	—	(13,690)
Expiring 07/15/21	BNP Paribas S.A.	TWD	163,986	5,943,472	5,878,314	—	(65,158)
Expiring 07/23/21	BNP Paribas S.A.	TWD	38,397	1,379,449	1,377,288	—	(2,161)
Expiring 07/23/21	BNP Paribas S.A.	TWD	38,367	1,379,449	1,376,229	—	(3,220)
New Zealand Dollar,
Expiring 07/02/21	Bank of America, N.A.	NZD	13,270	9,684,369	9,275,730	—	(408,639)
Expiring 07/02/21	Bank of America, N.A.	NZD	8,960	6,313,315	6,263,040	—	(50,275)
Expiring 07/02/21	Bank of America, N.A.	NZD	3,804	2,759,036	2,658,996	—	(100,040)
Expiring 07/02/21	Bank of America, N.A.	NZD	1,520	1,109,287	1,062,480	—	(46,807)
Expiring 07/02/21	Bank of America, N.A.	NZD	1,513	1,104,179	1,057,587	—	(46,592)
Expiring 07/02/21	Bank of America, N.A.	NZD	991	698,270	692,710	—	(5,560)
Expiring 07/02/21	Bank of America, N.A.	NZD	755	550,995	527,745	—	(23,250)
Expiring 07/02/21	Citibank, N.A.	NZD	1,120	804,914	782,880	—	(22,034)
Expiring 07/02/21	Citibank, N.A.	NZD	1,120	800,439	782,880	—	(17,559)
Expiring 07/02/21	Citibank, N.A.	NZD	1,120	786,336	782,880	—	(3,456)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	NZD	1,235	895,412	863,265	—	(32,147)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 08/04/21	Bank of America, N.A.	NZD	17,058	$12,018,495	$11,922,683	$—	$(95,812)
Expiring 08/04/21	Bank of America, N.A.	NZD	1,150	810,251	803,792	—	(6,459)
Expiring 08/04/21	Deutsche Bank AG	NZD	13,950	9,747,270	9,750,348	3,078	—
Expiring 09/15/21	Barclays Bank PLC	NZD	12,532	8,807,728	8,757,614	—	(50,114)
Expiring 09/15/21	BNP Paribas S.A.	NZD	2,327	1,657,380	1,626,061	—	(31,319)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	NZD	1,244	867,595	869,337	1,742	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NZD	1,147	829,248	801,585	—	(27,663)
Expiring 09/15/21	State Street Bank and Trust Co.	NZD	1,886	1,319,076	1,317,822	—	(1,254)
Norwegian Krone,
Expiring 07/02/21	Bank of America, N.A.	NOK	28,180	3,378,375	3,272,912	—	(105,463)
Expiring 07/02/21	Bank of America, N.A.	NOK	10,000	1,198,855	1,161,430	—	(37,425)
Expiring 07/02/21	Bank of America, N.A.	NOK	4,310	516,707	500,577	—	(16,130)
Expiring 07/02/21	Citibank, N.A.	NOK	68,224	8,005,475	7,923,745	—	(81,730)
Expiring 07/02/21	Citibank, N.A.	NOK	50,540	5,930,416	5,869,871	—	(60,545)
Expiring 07/02/21	Citibank, N.A.	NOK	13,580	1,596,718	1,577,223	—	(19,495)
Expiring 07/02/21	Citibank, N.A.	NOK	6,630	794,953	770,028	—	(24,925)
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	NOK	101,153	12,154,946	11,749,030	—	(405,916)
Expiring 08/04/21	Citibank, N.A.	NOK	42,086	4,939,109	4,888,802	—	(50,307)
Expiring 08/04/21	Deutsche Bank AG	NOK	31,810	3,697,341	3,695,119	—	(2,222)
Expiring 09/15/21	BNP Paribas S.A.	NOK	6,043	696,576	702,036	5,460	—
Expiring 09/15/21	BNP Paribas S.A.	NOK	4,991	577,632	579,814	2,182	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	NOK	6,058	734,391	703,771	—	(30,620)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	NOK	4,764	554,586	553,466	—	(1,120)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	NOK	4,673	547,871	542,939	—	(4,932)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	NOK	4,617	554,486	536,444	—	(18,042)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	NOK	4,612	551,053	535,779	—	(15,274)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	NOK	41,601	5,024,348	4,833,115	—	(191,233)
Expiring 09/15/21	UBS AG	NOK	4,764	551,699	553,476	1,777	—
Peruvian Nuevo Sol,
Expiring 07/02/21	Bank of America, N.A.	PEN	2,482	624,324	644,740	20,416	—
Expiring 07/02/21	Bank of America, N.A.	PEN	1,792	450,761	465,501	14,740	—
Expiring 07/02/21	Deutsche Bank AG	PEN	2,482	644,709	644,740	31	—
Expiring 07/02/21	Deutsche Bank AG	PEN	1,792	465,479	465,501	22	—
Expiring 07/09/21	BNP Paribas S.A.	PEN	2,295	595,281	596,410	1,129	—
Expiring 07/09/21	BNP Paribas S.A.	PEN	2,144	550,961	557,304	6,343	—
Philippine Peso,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	PHP	113,380	2,329,519	2,322,076	—	(7,443)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	PHP	71,690	1,490,158	1,468,245	—	(21,913)
Polish Zloty,
Expiring 07/02/21	Bank of America, N.A.	PLN	5,584	1,517,598	1,464,484	—	(53,114)
Expiring 07/02/21	Citibank, N.A.	PLN	8,670	2,297,888	2,273,831	—	(24,057)
Expiring 07/02/21	Citibank, N.A.	PLN	8,146	2,159,007	2,136,404	—	(22,603)
Expiring 08/04/21	Citibank, N.A.	PLN	5,584	1,480,111	1,464,702	—	(15,409)
Expiring 09/15/21	Bank of America, N.A.	PLN	5,165	1,367,850	1,354,978	—	(12,872)
Russian Ruble,
Expiring 07/02/21	Bank of America, N.A.	RUB	190,250	2,581,411	2,601,009	19,598	—
Expiring 07/02/21	Bank of America, N.A.	RUB	68,200	925,373	932,398	7,025	—
Expiring 07/02/21	Citibank, N.A.	RUB	178,581	2,473,421	2,441,476	—	(31,945)
Expiring 07/02/21	Citibank, N.A.	RUB	109,230	1,480,483	1,493,342	12,859	—
Expiring 07/02/21	Citibank, N.A.	RUB	75,080	1,019,739	1,026,459	6,720	—
Expiring 07/02/21	Citibank, N.A.	RUB	66,040	902,432	902,868	436	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	RUB	64,720	894,170	884,822	—	(9,348)
Expiring 07/28/21	Bank of America, N.A.	RUB	921,170	12,398,642	12,537,206	138,564	—
Expiring 08/04/21	Citibank, N.A.	RUB	250,350	3,451,104	3,403,661	—	(47,443)
Expiring 08/04/21	Citibank, N.A.	RUB	89,382	1,232,141	1,215,202	—	(16,939)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 08/04/21	Citibank, N.A.	RUB	64,720	$892,173	$879,908	$—	$(12,265)
Expiring 08/18/21	Citibank, N.A.	RUB	121,039	1,615,471	1,642,619	27,148	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	RUB	40,399	554,604	548,254	—	(6,350)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	RUB	40,271	554,727	546,520	—	(8,207)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	RUB	102,627	1,382,734	1,392,741	10,007	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	RUB	43,481	584,498	590,085	5,587	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	RUB	40,705	550,460	552,401	1,941	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	RUB	40,473	554,963	549,264	—	(5,699)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	RUB	40,426	554,963	548,616	—	(6,347)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	RUB	40,354	548,000	547,638	—	(362)
Singapore Dollar,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SGD	4,140	3,124,920	3,078,754	—	(46,166)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SGD	3,959	2,948,295	2,944,151	—	(4,144)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SGD	2,941	2,221,616	2,187,105	—	(34,511)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	SGD	3,441	2,562,285	2,558,933	—	(3,352)
Expiring 09/15/21	State Street Bank and Trust Co.	SGD	9,422	7,115,730	7,006,490	—	(109,240)
South African Rand,
Expiring 07/02/21	Bank of America, N.A.	ZAR	373,874	26,251,878	26,175,080	—	(76,798)
Expiring 07/02/21	Bank of America, N.A.	ZAR	6,335	444,817	443,516	—	(1,301)
Expiring 07/02/21	Citibank, N.A.	ZAR	27,520	1,913,596	1,926,687	13,091	—
Expiring 07/02/21	Citibank, N.A.	ZAR	27,520	1,912,132	1,926,687	14,555	—
Expiring 07/02/21	Citibank, N.A.	ZAR	8,010	578,983	560,783	—	(18,200)
Expiring 07/02/21	Deutsche Bank AG	ZAR	27,520	1,916,856	1,926,687	9,831	—
Expiring 08/04/21	Bank of America, N.A.	ZAR	27,520	1,923,870	1,918,834	—	(5,036)
Expiring 08/04/21	Bank of America, N.A.	ZAR	8,010	559,964	558,498	—	(1,466)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	ZAR	29,950	2,095,211	2,088,266	—	(6,945)
Expiring 09/15/21	Bank of America, N.A.	ZAR	7,724	555,556	535,591	—	(19,965)
Expiring 09/15/21	Bank of America, N.A.	ZAR	7,610	555,556	527,685	—	(27,871)
Expiring 09/15/21	Barclays Bank PLC	ZAR	7,976	550,235	553,068	2,833	—
Expiring 09/15/21	Barclays Bank PLC	ZAR	7,937	549,011	550,380	1,369	—
Expiring 09/15/21	BNP Paribas S.A.	ZAR	80,034	5,826,434	5,549,935	—	(276,499)
Expiring 09/15/21	BNP Paribas S.A.	ZAR	7,722	557,533	535,461	—	(22,072)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	15,646	1,104,777	1,084,943	—	(19,834)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	8,118	572,765	562,950	—	(9,815)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	7,951	551,000	551,331	331	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	7,668	553,810	531,709	—	(22,101)
Expiring 09/15/21	State Street Bank and Trust Co.	ZAR	7,940	550,503	550,628	125	—
South Korean Won,
Expiring 07/02/21	Citibank, N.A.	KRW	2,747,940	2,432,882	2,437,750	4,868	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	KRW	24,162,593	21,415,043	21,435,099	20,056	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	KRW	2,747,940	2,435,469	2,437,750	2,281	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	KRW	1,296,090	1,160,456	1,149,786	—	(10,670)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	KRW	1,160,200	1,028,273	1,029,236	963	—
Expiring 07/22/21	Standard Chartered Bank	KRW	13,771,628	12,217,631	12,186,655	—	(30,976)
Expiring 07/22/21	Standard Chartered Bank	KRW	6,772,413	6,094,355	5,992,978	—	(101,377)
Expiring 08/04/21	Citibank, N.A.	KRW	4,133,060	3,657,575	3,657,145	—	(430)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	KRW	1,321,470	1,169,194	1,169,305	111	—
Expiring 09/15/21	BNP Paribas S.A.	KRW	1,566,150	1,378,387	1,385,563	7,176	—
Expiring 09/15/21	BNP Paribas S.A.	KRW	1,555,504	1,379,262	1,376,144	—	(3,118)
Expiring 09/15/21	Citibank, N.A.	KRW	1,545,993	1,367,083	1,367,730	647	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	3,108,053	2,757,004	2,749,674	—	(7,330)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	1,562,610	1,376,087	1,382,431	6,344	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	1,559,455	1,375,060	1,379,640	4,580	—
Swedish Krona,
Expiring 07/02/21	Bank of America, N.A.	SEK	17,710	2,142,400	2,069,426	—	(72,974)

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/02/21	Bank of America, N.A.	SEK	3,900	$471,788	$455,718	$—	$(16,070)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	27,760	3,262,982	3,243,776	—	(19,206)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	24,189	2,843,237	2,826,502	—	(16,735)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	2,550	299,734	297,970	—	(1,764)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	SEK	10,200	1,199,297	1,192,238	—	(7,059)
Expiring 09/15/21	Barclays Bank PLC	SEK	46,452	5,627,121	5,431,753	—	(195,368)
Swiss Franc,
Expiring 07/02/21	Citibank, N.A.	CHF	1,450	1,604,284	1,567,226	—	(37,058)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	10,685	11,916,620	11,548,837	—	(367,783)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	5,694	6,193,500	6,154,336	—	(39,164)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	2,882	3,134,820	3,114,997	—	(19,823)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	185	206,416	199,957	—	(6,459)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CHF	1,450	1,578,575	1,568,592	—	(9,983)
Expiring 08/05/21	Goldman Sachs International	CHF	16,534	18,063,582	17,887,137	—	(176,445)
Expiring 09/15/21	Barclays Bank PLC	CHF	896	974,635	970,243	—	(4,392)
Thai Baht,
Expiring 07/02/21	Citibank, N.A.	THB	111,818	3,502,302	3,488,830	—	(13,472)
Expiring 07/02/21	Citibank, N.A.	THB	81,243	2,544,649	2,534,861	—	(9,788)
Expiring 07/02/21	Citibank, N.A.	THB	65,470	2,050,615	2,042,727	—	(7,888)
Expiring 07/02/21	Citibank, N.A.	THB	58,800	1,876,376	1,834,617	—	(41,759)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	THB	46,970	1,513,209	1,465,510	—	(47,699)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	THB	46,920	1,506,018	1,463,949	—	(42,069)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	THB	39,660	1,267,498	1,237,431	—	(30,067)
Expiring 08/04/21	Citibank, N.A.	THB	69,450	2,172,213	2,166,680	—	(5,533)
Expiring 09/15/21	Barclays Bank PLC	THB	43,062	1,378,524	1,343,171	—	(35,353)
Turkish Lira,
Expiring 07/02/21	Bank of America, N.A.	TRY	185,075	21,295,630	21,235,159	—	(60,471)
Expiring 07/02/21	Bank of America, N.A.	TRY	480	55,231	55,074	—	(157)
Expiring 07/02/21	Citibank, N.A.	TRY	18,820	2,235,427	2,159,372	—	(76,055)
Expiring 07/02/21	Citibank, N.A.	TRY	17,005	2,005,780	1,951,122	—	(54,658)
Expiring 07/02/21	Citibank, N.A.	TRY	17,005	1,971,366	1,951,122	—	(20,244)
Expiring 07/02/21	Deutsche Bank AG	TRY	17,005	1,933,925	1,951,122	17,197	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	TRY	22,245	2,595,717	2,552,349	—	(43,368)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	TRY	10,065	1,190,850	1,154,839	—	(36,011)
Expiring 08/04/21	Bank of America, N.A.	TRY	21,680	2,452,836	2,445,314	—	(7,522)
Expiring 09/15/21	Barclays Bank PLC	TRY	27,000	2,948,677	2,983,243	34,566	—
Expiring 09/15/21	Barclays Bank PLC	TRY	4,980	551,110	550,202	—	(908)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TRY	12,351	1,387,289	1,364,679	—	(22,610)
Expiring 09/15/21	UBS AG	TRY	9,961	1,106,833	1,100,628	—	(6,205)
Expiring 09/15/21	UBS AG	TRY	5,013	552,178	553,947	1,769	—
Expiring 09/15/21	UBS AG	TRY	5,003	550,380	552,751	2,371	—
Expiring 09/15/21	UBS AG	TRY	4,843	555,160	535,062	—	(20,098)

				$1,747,460,869	$1,732,733,993	1,774,033	(16,500,909)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/21	Bank of America, N.A.	AUD	22,483	$17,012,886	$16,861,318	$151,568	$—
Expiring 07/02/21	Bank of America, N.A.	AUD	11,490	8,890,043	8,617,024	273,019	—
Expiring 07/02/21	Citibank, N.A.	AUD	2,090	1,602,355	1,567,413	34,942	—
Expiring 07/02/21	Citibank, N.A.	AUD	1,058	794,863	793,456	1,407	—
Expiring 07/02/21	Citibank, N.A.	AUD	1,035	803,976	776,208	27,768	—

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	AUD	41,316	$31,999,242	$30,985,288	$1,013,954	$—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	AUD	2,580	1,987,735	1,934,893	52,842	—
Expiring 08/04/21	Bank of America, N.A.	AUD	41,316	31,268,362	30,990,319	278,043	—
Expiring 08/04/21	Bank of America, N.A.	AUD	11,490	8,695,747	8,618,423	77,324	—
Expiring 08/04/21	Bank of America, N.A.	AUD	4,183	3,165,736	3,137,586	28,150	—
Expiring 08/04/21	Citibank, N.A.	AUD	2,105	1,582,707	1,578,919	3,788	—
Expiring 08/04/21	Citibank, N.A.	AUD	1,057	799,190	792,835	6,355	—
Expiring 08/04/21	Deutsche Bank AG	AUD	1,905	1,430,369	1,428,903	1,466	—
Expiring 08/04/21	Deutsche Bank AG	AUD	1,395	1,047,436	1,046,362	1,074	—
Expiring 08/20/21	Bank of America, N.A.	AUD	3,525	2,716,719	2,644,180	72,539	—
Expiring 08/20/21	Morgan Stanley & Co. International PLC	AUD	1,026	795,952	769,776	26,176	—
Expiring 08/25/21	Australia and New Zealand Banking Group Ltd.	AUD	43,903	34,021,872	32,933,272	1,088,600	—
Expiring 09/15/21	BNP Paribas S.A.	AUD	4,676	3,507,071	3,507,913	—	(842)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	AUD	1,851	1,390,863	1,388,688	2,175	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	AUD	1,837	1,401,262	1,378,078	23,184	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	AUD	1,837	1,399,499	1,378,078	21,421	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	2,600	2,015,499	1,950,268	65,231	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	AUD	1,825	1,366,853	1,369,381	—	(2,528)
Brazilian Real,
Expiring 07/02/21	Bank of America, N.A.	BRL	61,229	12,050,149	12,307,420	—	(257,271)
Expiring 07/02/21	Barclays Bank PLC	BRL	25,468	5,145,151	5,119,325	25,826	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	91,442	18,280,347	18,380,397	—	(100,050)
Expiring 07/02/21	BNP Paribas S.A.	BRL	2,826	555,197	568,031	—	(12,834)
Expiring 07/02/21	Citibank, N.A.	BRL	30,213	6,020,903	6,072,978	—	(52,075)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	BRL	29,495	5,980,939	5,928,677	52,262	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	3,001	577,607	603,153	—	(25,546)
Expiring 07/02/21	State Street Bank and Trust Co.	BRL	5,608	1,106,379	1,127,179	—	(20,800)
Expiring 07/02/21	State Street Bank and Trust Co.	BRL	2,855	568,306	573,964	—	(5,658)
Expiring 08/03/21	BNP Paribas S.A.	BRL	91,442	18,389,533	18,317,415	72,118	—
British Pound,
Expiring 07/02/21	Citibank, N.A.	GBP	5,801	8,240,964	8,024,573	216,391	—
Expiring 07/02/21	Citibank, N.A.	GBP	567	791,557	784,336	7,221	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	50,586	71,891,660	69,976,048	1,915,612	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	5,926	8,227,066	8,197,487	29,579	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	3,483	4,816,745	4,818,064	—	(1,319)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	2,472	3,513,150	3,419,539	93,611	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	1,534	2,129,652	2,121,995	7,657	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	753	1,070,146	1,041,631	28,515	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	637	900,504	881,168	19,336	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	572	807,889	791,253	16,636	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	GBP	314	435,926	434,359	1,567	—
Expiring 08/04/21	Deutsche Bank AG	GBP	2,384	3,293,606	3,298,116	—	(4,510)
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	GBP	55,480	77,027,877	76,753,126	274,751	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	GBP	5,801	8,054,050	8,025,322	28,728	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	GBP	567	787,217	784,409	2,808	—
Expiring 08/05/21	UBS AG	GBP	44,830	63,682,309	62,020,206	1,662,103	—
Expiring 08/26/21	Citibank, N.A.	GBP	8,909	12,420,857	12,325,931	94,926	—
Expiring 08/26/21	Citibank, N.A.	GBP	3,565	5,020,435	4,932,491	87,944	—
Expiring 09/15/21	Bank of America, N.A.	GBP	1,006	1,395,735	1,391,631	4,104	—
Expiring 09/15/21	Bank of America, N.A.	GBP	935	1,304,939	1,293,162	11,777	—
Expiring 09/15/21	BNP Paribas S.A.	GBP	1,960	2,772,019	2,711,799	60,220	—
Expiring 09/15/21	BNP Paribas S.A.	GBP	565	781,809	781,391	418	—
Expiring 09/15/21	BNP Paribas S.A.	GBP	263	369,591	363,997	5,594	—

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 07/02/21	Bank of America, N.A.	CAD	1,125	$908,717	$907,549	$1,168	$—
Expiring 07/02/21	Bank of America, N.A.	CAD	1,020	848,905	822,844	26,061	—
Expiring 07/02/21	Citibank, N.A.	CAD	2,450	2,028,328	1,976,439	51,889	—
Expiring 07/02/21	Citibank, N.A.	CAD	973	803,542	784,928	18,614	—
Expiring 07/02/21	Citibank, N.A.	CAD	972	801,058	784,122	16,936	—
Expiring 07/02/21	Citibank, N.A.	CAD	968	798,985	780,895	18,090	—
Expiring 07/02/21	Deutsche Bank AG	CAD	1,265	1,021,468	1,020,489	979	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	96,508	79,974,808	77,853,967	2,120,841	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	20,130	16,318,292	16,239,072	79,220	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	7,045	5,838,091	5,683,271	154,820	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	2,155	1,785,818	1,738,460	47,358	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	1,325	1,098,009	1,068,891	29,118	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CAD	1,095	907,411	883,347	24,064	—
Expiring 07/16/21	Citibank, N.A.	CAD	62,678	50,071,297	50,562,724	—	(491,427)
Expiring 08/04/21	Citibank, N.A.	CAD	5,100	4,109,349	4,114,156	—	(4,807)
Expiring 08/04/21	Deutsche Bank AG	CAD	4,595	3,710,592	3,706,774	3,818	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CAD	98,663	79,978,437	79,591,160	387,277	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CAD	2,145	1,738,785	1,730,365	8,420	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CAD	1,689	1,369,141	1,362,511	6,630	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CAD	928	752,258	748,615	3,643	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CAD	100	81,062	80,669	393	—
Expiring 08/20/21	JPMorgan Chase Bank, N.A.	CAD	11,392	9,412,407	9,190,080	222,327	—
Expiring 09/15/21	Bank of America, N.A.	CAD	4,156	3,441,658	3,352,976	88,682	—
Expiring 09/15/21	Barclays Bank PLC	CAD	518	418,329	417,470	859	—
Expiring 09/15/21	BNP Paribas S.A.	CAD	1,270	1,041,382	1,024,394	16,988	—
Expiring 09/15/21	Citibank, N.A.	CAD	4,655	3,851,361	3,755,251	96,110	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,709	1,379,965	1,378,473	1,492	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,706	1,379,965	1,376,019	3,946	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CAD	1,670	1,379,735	1,347,547	32,188	—
Expiring 09/15/21	State Street Bank and Trust Co.	CAD	1,701	1,376,153	1,372,223	3,930	—
Chilean Peso,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CLP	506,661	692,623	689,865	2,758	—
Expiring 07/15/21	Morgan Stanley & Co. International PLC	CLP	12,753,374	17,945,816	17,359,165	586,651	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CLP	506,661	690,180	689,315	865	—
Expiring 08/12/21	Bank of America, N.A.	CLP	468,039	660,288	636,628	23,660	—
Expiring 08/12/21	BNP Paribas S.A.	CLP	986,371	1,387,125	1,341,665	45,460	—
Expiring 08/12/21	BNP Paribas S.A.	CLP	809,714	1,102,252	1,101,377	875	—
Expiring 08/12/21	BNP Paribas S.A.	CLP	466,989	660,288	635,200	25,088	—
Expiring 08/12/21	BNP Paribas S.A.	CLP	428,412	595,555	582,728	12,827	—
Expiring 08/12/21	BNP Paribas S.A.	CLP	428,263	595,555	582,526	13,029	—
Expiring 08/12/21	Morgan Stanley & Co. International PLC	CLP	635,699	889,961	864,680	25,281	—
Chinese Renminbi,
Expiring 07/02/21	Bank of America, N.A.	CNH	20,341	3,151,949	3,144,356	7,593	—
Expiring 07/02/21	Bank of America, N.A.	CNH	8,904	1,377,838	1,376,399	1,439	—
Expiring 07/02/21	Citibank, N.A.	CNH	70,388	10,890,173	10,880,732	9,441	—
Expiring 07/02/21	Citibank, N.A.	CNH	25,994	4,065,987	4,018,210	47,777	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CNH	26,805	4,137,168	4,143,576	—	(6,408)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CNH	4,803	752,276	742,459	9,817	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CNH	1,534	240,126	237,129	2,997	—
Expiring 08/04/21	Citibank, N.A.	CNH	29,245	4,514,463	4,510,163	4,300	—
Expiring 08/04/21	Citibank, N.A.	CNH	28,339	4,374,607	4,370,441	4,166	—
Expiring 08/04/21	Citibank, N.A.	CNH	4,803	741,425	740,719	706	—
Expiring 08/13/21	State Street Bank and Trust Co.	CNH	220,241	34,040,686	33,944,455	96,231	—
Expiring 08/13/21	State Street Bank and Trust Co.	CNH	6,128	956,633	944,473	12,160	—
Expiring 09/15/21	Barclays Bank PLC	CNH	8,946	1,380,748	1,375,589	5,159	—

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/15/21	BNP Paribas S.A.	CNH	8,968	$1,379,299	$1,378,972	$327	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CNH	8,683	1,337,271	1,335,147	2,124	—
Colombian Peso,
Expiring 07/02/21	Citibank, N.A.	COP	5,589,240	1,496,490	1,489,132	7,358	—
Expiring 07/02/21	Citibank, N.A.	COP	4,785,108	1,281,188	1,274,889	6,299	—
Expiring 07/15/21	Citibank, N.A.	COP	16,375,936	4,359,128	4,360,335	—	(1,207)
Expiring 07/22/21	BNP Paribas S.A.	COP	5,081,980	1,392,503	1,352,705	39,798	—
Expiring 07/22/21	BNP Paribas S.A.	COP	2,124,058	560,674	565,375	—	(4,701)
Expiring 07/22/21	BNP Paribas S.A.	COP	2,119,776	559,145	564,235	—	(5,090)
Expiring 07/22/21	Citibank, N.A.	COP	2,110,092	557,778	561,657	—	(3,879)
Expiring 08/04/21	Citibank, N.A.	COP	5,589,240	1,493,212	1,486,813	6,399	—
Expiring 08/04/21	Citibank, N.A.	COP	4,785,108	1,278,381	1,272,903	5,478	—
Czech Koruna,
Expiring 07/02/21	Bank of America, N.A.	CZK	89,740	4,305,935	4,172,624	133,311	—
Expiring 07/02/21	Bank of America, N.A.	CZK	32,074	1,505,822	1,491,339	14,483	—
Expiring 07/02/21	Bank of America, N.A.	CZK	5,270	247,418	245,038	2,380	—
Expiring 07/02/21	Deutsche Bank AG	CZK	17,660	826,488	821,134	5,354	—
Expiring 08/04/21	Bank of America, N.A.	CZK	89,740	4,212,354	4,171,844	40,510	—
Expiring 08/04/21	Bank of America, N.A.	CZK	17,660	828,952	820,980	7,972	—
Expiring 08/19/21	UBS AG	CZK	19,000	913,305	883,190	30,115	—
Danish Krone,
Expiring 07/02/21	Citibank, N.A.	DKK	19,975	3,278,586	3,185,286	93,300	—
Expiring 08/04/21	Citibank, N.A.	DKK	19,975	3,204,572	3,187,264	17,308	—
Expiring 08/09/21	Citibank, N.A.	DKK	6,338	1,042,396	1,011,327	31,069	—
Euro,
Expiring 07/02/21	Bank of America, N.A.	EUR	3,050	3,646,288	3,616,694	29,594	—
Expiring 07/02/21	Bank of America, N.A.	EUR	1,502	1,793,579	1,781,074	12,505	—
Expiring 07/02/21	Citibank, N.A.	EUR	9,631	11,757,999	11,420,454	337,545	—
Expiring 07/02/21	Citibank, N.A.	EUR	4,877	5,916,181	5,783,153	133,028	—
Expiring 07/02/21	Citibank, N.A.	EUR	3,121	3,827,661	3,700,887	126,774	—
Expiring 07/02/21	Citibank, N.A.	EUR	1,579	1,921,969	1,872,381	49,588	—
Expiring 07/02/21	Citibank, N.A.	EUR	1,347	1,608,664	1,597,275	11,389	—
Expiring 07/02/21	Citibank, N.A.	EUR	1,142	1,391,031	1,354,185	36,846	—
Expiring 07/02/21	Deutsche Bank AG	EUR	1,314	1,602,978	1,558,143	44,835	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	166,466	203,231,847	197,395,619	5,836,228	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	7,334	8,953,795	8,696,668	257,127	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	5,338	6,366,606	6,329,808	36,798	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	4,992	6,110,063	5,919,520	190,543	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	2,596	3,169,355	3,078,340	91,015	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	2,163	2,640,722	2,564,888	75,834	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,241	1,513,298	1,471,580	41,718	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	1,083	1,291,689	1,284,223	7,466	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	741	902,555	878,679	23,876	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	723	880,851	857,334	23,517	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	700	854,603	830,061	24,542	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	458	546,254	543,097	3,157	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	255	311,320	302,380	8,940	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	202	246,614	239,532	7,082	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	260,245	319,157,442	308,801,922	10,355,520	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	15,427	18,846,049	18,304,984	541,065	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	14,185	17,210,931	16,831,078	379,853	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	4,395	5,331,746	5,214,721	117,025	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	3,441	4,109,167	4,083,479	25,688	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	2,359	2,879,356	2,798,965	80,391	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	1,218	1,491,317	1,445,370	45,947	—

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	894	$1,068,405	$1,061,350	$7,055	$—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	685	837,458	812,701	24,757	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	536	638,868	635,625	3,243	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	500	613,074	593,723	19,351	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	416	507,648	493,673	13,975	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	283	346,088	335,881	10,207	—
Expiring 08/03/21	The Bank of New York Mellon Corp.	EUR	502	599,147	595,230	3,917	—
Expiring 08/04/21	Citibank, N.A.	EUR	668	795,905	792,651	3,254	—
Expiring 08/04/21	Deutsche Bank AG	EUR	3,721	4,415,625	4,415,349	276	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	164,037	195,771,598	194,646,772	1,124,826	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	5,536	6,606,995	6,569,034	37,961	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	4,814	5,745,316	5,712,306	33,010	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	4,552	5,432,630	5,401,416	31,214	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	2,479	2,958,587	2,941,588	16,999	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	1,314	1,568,206	1,559,196	9,010	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	EUR	959	1,144,528	1,137,952	6,576	—
Expiring 09/10/21	JPMorgan Chase Bank, N.A.	EUR	211,382	253,314,982	251,015,891	2,299,091	—
Expiring 09/10/21	State Street Bank and Trust Co.	EUR	4,146	4,953,293	4,923,378	29,915	—
Expiring 09/10/21	State Street Bank and Trust Co.	EUR	1,526	1,819,640	1,811,665	7,975	—
Expiring 09/15/21	Bank of America, N.A.	EUR	2,220	2,646,997	2,636,817	10,180	—
Expiring 09/15/21	Bank of America, N.A.	EUR	1,122	1,340,787	1,332,384	8,403	—
Expiring 09/15/21	Barclays Bank PLC	EUR	1,715	2,043,133	2,037,198	5,935	—
Expiring 09/15/21	Barclays Bank PLC	EUR	1,542	1,837,553	1,830,953	6,600	—
Expiring 09/15/21	Barclays Bank PLC	EUR	1,539	1,836,537	1,827,673	8,864	—
Expiring 09/15/21	Barclays Bank PLC	EUR	1,185	1,408,425	1,406,914	1,511	—
Expiring 09/15/21	BNP Paribas S.A.	EUR	11,701	13,970,748	13,896,457	74,291	—
Expiring 09/15/21	BNP Paribas S.A.	EUR	9,062	11,072,613	10,762,302	310,311	—
Expiring 09/15/21	Citibank, N.A.	EUR	1,134	1,385,642	1,347,055	38,587	—
Expiring 09/15/21	Citibank, N.A.	EUR	1,102	1,337,367	1,308,662	28,705	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	2,204	2,652,817	2,617,661	35,156	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	EUR	1,121	1,339,719	1,331,122	8,597	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	EUR	1,108	1,324,477	1,315,945	8,532	—
Expiring 09/15/21	UBS AG	EUR	6,839	8,260,671	8,122,282	138,389	—
Expiring 09/15/21	UBS AG	EUR	2,280	2,741,666	2,707,492	34,174	—
Hungarian Forint,
Expiring 07/02/21	Bank of America, N.A.	HUF	241,100	844,436	813,515	30,921	—
Expiring 08/04/21	Bank of America, N.A.	HUF	296,357	1,001,683	999,559	2,124	—
Expiring 08/04/21	Bank of America, N.A.	HUF	134,673	457,885	454,228	3,657	—
Expiring 08/04/21	Deutsche Bank AG	HUF	694,200	2,344,285	2,341,412	2,873	—
Indian Rupee,
Expiring 07/02/21	Bank of America, N.A.	INR	95,700	1,288,108	1,287,155	953	—
Expiring 07/02/21	Bank of America, N.A.	INR	68,034	916,900	915,050	1,850	—
Expiring 07/02/21	Citibank, N.A.	INR	87,329	1,175,673	1,174,566	1,107	—
Expiring 07/02/21	Citibank, N.A.	INR	44,221	594,803	594,768	35	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	159,500	2,146,847	2,145,259	1,588	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	135,907	1,832,297	1,827,935	4,362	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	119,513	1,607,533	1,607,438	95	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	65,980	898,482	887,425	11,057	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	65,683	884,084	883,430	654	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	65,366	881,062	879,166	1,896	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	44,221	596,187	594,768	1,419	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	INR	33,588	452,120	451,755	365	—
Expiring 07/15/21	Citibank, N.A.	INR	468,474	6,325,773	6,290,255	35,518	—
Expiring 07/15/21	Citibank, N.A.	INR	450,587	6,095,492	6,050,079	45,413	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	INR	163,734	2,198,126	2,192,936	5,190	—

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 07/01/21	Bank of America, N.A.	IDR	16,419,102	$1,137,057	$1,131,645	$5,412	$—
Expiring 07/01/21	BNP Paribas S.A.	IDR	58,536,293	3,973,924	4,034,466	—	(60,542)
Expiring 07/01/21	BNP Paribas S.A.	IDR	7,897,060	551,163	544,285	6,878	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	IDR	40,047,086	2,756,331	2,760,144	—	(3,813)
Expiring 07/02/21	Citibank, N.A.	IDR	71,724,885	4,932,257	4,940,372	—	(8,115)
Expiring 07/02/21	Citibank, N.A.	IDR	24,333,000	1,673,291	1,676,044	—	(2,753)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	IDR	71,724,885	4,999,992	4,940,372	59,620	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	IDR	24,128,000	1,658,966	1,661,924	—	(2,958)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	IDR	15,379,000	1,062,967	1,059,298	3,669	—
Expiring 07/15/21	Barclays Bank PLC	IDR	87,981,205	5,947,891	6,034,128	—	(86,237)
Expiring 07/15/21	Citibank, N.A.	IDR	86,859,154	6,103,732	5,957,173	146,559	—
Expiring 07/26/21	Citibank, N.A.	IDR	20,059,045	1,368,975	1,373,507	—	(4,532)
Expiring 08/04/21	Citibank, N.A.	IDR	71,724,885	4,945,350	4,905,153	40,197	—
Expiring 08/04/21	Citibank, N.A.	IDR	24,333,000	1,677,733	1,664,096	13,637	—
Expiring 09/17/21	BNP Paribas S.A.	IDR	52,592,386	3,655,643	3,576,805	78,838	—
Israeli Shekel,
Expiring 07/02/21	Citibank, N.A.	ILS	11,514	3,548,518	3,531,780	16,738	—
Expiring 07/02/21	Citibank, N.A.	ILS	7,136	2,199,255	2,188,881	10,374	—
Expiring 08/04/21	Citibank, N.A.	ILS	8,666	2,656,805	2,658,943	—	(2,138)
Expiring 08/04/21	Citibank, N.A.	ILS	3,791	1,162,237	1,163,172	—	(935)
Expiring 08/19/21	Barclays Bank PLC	ILS	2,347	723,162	720,217	2,945	—
Expiring 09/17/21	BNP Paribas S.A.	ILS	3,057	943,000	938,615	4,385	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	4,489	1,384,393	1,378,202	6,191	—
Japanese Yen,
Expiring 07/02/21	Bank of America, N.A.	JPY	19,374,836	176,543,169	174,401,413	2,141,756	—
Expiring 07/02/21	Bank of America, N.A.	JPY	750,091	6,834,816	6,751,899	82,917	—
Expiring 07/02/21	Bank of America, N.A.	JPY	375,800	3,400,905	3,382,741	18,164	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	JPY	171,600	1,565,566	1,544,647	20,919	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	JPY	112,300	1,021,147	1,010,861	10,286	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	JPY	105,900	956,869	953,253	3,616	—
Expiring 07/26/21	State Street Bank and Trust Co.	JPY	4,575,252	42,149,228	41,191,998	957,230	—
Expiring 08/04/21	Bank of America, N.A.	JPY	18,864,665	170,767,158	169,855,399	911,759	—
Expiring 08/04/21	Bank of America, N.A.	JPY	276,891	2,506,479	2,493,096	13,383	—
Expiring 08/04/21	Bank of America, N.A.	JPY	233,600	2,114,599	2,103,309	11,290	—
Expiring 08/19/21	Morgan Stanley & Co. International PLC	JPY	19,623,278	180,318,090	176,707,429	3,610,661	—
Expiring 08/26/21	Morgan Stanley & Co. International PLC	JPY	1,634	14,934	14,712	222	—
Expiring 08/26/21	State Street Bank and Trust Co.	JPY	18,916,251	173,129,667	170,350,355	2,779,312	—
Expiring 09/15/21	Bank of America, N.A.	JPY	145,848	1,319,418	1,313,686	5,732	—
Expiring 09/15/21	Barclays Bank PLC	JPY	132,709	1,205,958	1,195,336	10,622	—
Expiring 09/15/21	BNP Paribas S.A.	JPY	898,107	8,230,487	8,089,425	141,062	—
Expiring 09/15/21	BNP Paribas S.A.	JPY	774,894	7,087,956	6,979,626	108,330	—
Expiring 09/15/21	Citibank, N.A.	JPY	414,765	3,769,287	3,735,868	33,419	—
Expiring 09/15/21	State Street Bank and Trust Co.	JPY	1,426,338	12,872,834	12,847,308	25,526	—
Malaysian Ringgit,
Expiring 07/02/21	Deutsche Bank AG	MYR	23,680	5,710,152	5,702,589	7,563	—
Expiring 08/04/21	Deutsche Bank AG	MYR	23,680	5,697,786	5,695,116	2,670	—
Expiring 09/23/21	Morgan Stanley & Co. International PLC	MYR	17,887	4,324,225	4,297,112	27,113	—
Mexican Peso,
Expiring 07/02/21	Citibank, N.A.	MXN	164,500	8,210,181	8,250,163	—	(39,982)
Expiring 07/02/21	Citibank, N.A.	MXN	8,478	423,136	425,197	—	(2,061)
Expiring 08/04/21	Citibank, N.A.	MXN	164,500	8,266,085	8,216,942	49,143	—
Expiring 08/04/21	Citibank, N.A.	MXN	8,478	426,017	423,484	2,533	—
Expiring 08/27/21	Citibank, N.A.	MXN	595,378	29,359,178	29,655,696	—	(296,518)
Expiring 08/27/21	JPMorgan Chase Bank, N.A.	MXN	237,251	11,927,157	11,817,461	109,696	—
Expiring 09/15/21	BNP Paribas S.A.	MXN	30,524	1,490,295	1,516,468	—	(26,173)

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	58,203	$2,782,299	$2,891,610	$—	$(109,311)
Expiring 09/15/21	State Street Bank and Trust Co.	MXN	12,343	604,056	613,208	—	(9,152)
Expiring 09/15/21	State Street Bank and Trust Co.	MXN	12,103	596,334	601,273	—	(4,939)
New Taiwanese Dollar,
Expiring 07/02/21	Bank of America, N.A.	TWD	20,102	725,180	721,083	4,097	—
Expiring 07/02/21	Citibank, N.A.	TWD	43,422	1,556,958	1,557,600	—	(642)
Expiring 07/02/21	Citibank, N.A.	TWD	28,535	1,018,543	1,023,585	—	(5,042)
Expiring 07/02/21	Citibank, N.A.	TWD	28,425	1,018,255	1,019,639	—	(1,384)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	TWD	23,320	839,000	836,517	2,483	—
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	TWD	38,287	1,379,368	1,372,454	6,914	—
Expiring 07/15/21	Morgan Stanley & Co. International PLC	TWD	115,526	4,130,342	4,141,175	—	(10,833)
Expiring 08/04/21	Citibank, N.A.	TWD	23,320	838,698	837,332	1,366	—
Expiring 08/04/21	Citibank, N.A.	TWD	22,075	793,922	792,629	1,293	—
Expiring 08/04/21	Citibank, N.A.	TWD	20,102	722,964	721,786	1,178	—
New Zealand Dollar,
Expiring 07/02/21	Bank of America, N.A.	NZD	17,058	12,019,254	11,923,542	95,712	—
Expiring 07/02/21	Bank of America, N.A.	NZD	2,403	1,753,695	1,679,697	73,998	—
Expiring 07/02/21	Bank of America, N.A.	NZD	2,392	1,745,668	1,672,008	73,660	—
Expiring 07/02/21	Bank of America, N.A.	NZD	1,150	810,303	803,850	6,453	—
Expiring 07/02/21	Citibank, N.A.	NZD	1,105	796,954	772,395	24,559	—
Expiring 07/02/21	Citibank, N.A.	NZD	1,105	799,414	772,395	27,019	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	NZD	9,860	7,177,390	6,892,140	285,250	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	NZD	335	243,849	234,165	9,684	—
Expiring 08/04/21	Bank of America, N.A.	NZD	8,960	6,312,916	6,262,589	50,327	—
Expiring 08/04/21	Bank of America, N.A.	NZD	991	698,225	692,659	5,566	—
Expiring 09/15/21	Barclays Bank PLC	NZD	2,155	1,508,782	1,506,288	2,494	—
Expiring 09/15/21	BNP Paribas S.A.	NZD	1,884	1,322,003	1,316,605	5,398	—
Expiring 09/15/21	Citibank, N.A.	NZD	1,855	1,288,716	1,296,359	—	(7,643)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	NZD	1,851	1,290,447	1,293,362	—	(2,915)
Norwegian Krone,
Expiring 07/02/21	Bank of America, N.A.	NOK	68,224	8,179,072	7,923,745	255,327	—
Expiring 07/02/21	Bank of America, N.A.	NOK	404	48,434	46,922	1,512	—
Expiring 07/02/21	Citibank, N.A.	NOK	70,750	8,458,275	8,217,123	241,152	—
Expiring 07/02/21	Citibank, N.A.	NOK	42,086	4,938,415	4,887,998	50,417	—
Expiring 08/04/21	Citibank, N.A.	NOK	68,224	8,006,600	7,925,050	81,550	—
Expiring 08/04/21	Citibank, N.A.	NOK	50,540	5,931,250	5,870,838	60,412	—
Expiring 08/09/21	Morgan Stanley & Co. International PLC	NOK	7,992	964,933	928,445	36,488	—
Expiring 09/15/21	Barclays Bank PLC	NOK	4,635	557,811	538,517	19,294	—
Expiring 09/15/21	BNP Paribas S.A.	NOK	16,331	1,904,757	1,897,346	7,411	—
Expiring 09/15/21	Citibank, N.A.	NOK	13,382	1,620,219	1,554,729	65,490	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	NOK	4,671	549,717	542,655	7,062	—
Peruvian Nuevo Sol,
Expiring 07/02/21	Bank of America, N.A.	PEN	2,482	644,709	644,740	—	(31)
Expiring 07/02/21	Bank of America, N.A.	PEN	1,792	465,479	465,501	—	(22)
Expiring 07/02/21	Deutsche Bank AG	PEN	2,482	643,088	644,739	—	(1,651)
Expiring 07/02/21	Deutsche Bank AG	PEN	1,792	464,309	465,501	—	(1,192)
Expiring 07/09/21	BNP Paribas S.A.	PEN	4,394	1,102,703	1,142,051	—	(39,348)
Expiring 08/04/21	Bank of America, N.A.	PEN	2,482	625,362	646,412	—	(21,050)
Expiring 08/04/21	Bank of America, N.A.	PEN	1,792	451,510	466,708	—	(15,198)
Philippine Peso,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	PHP	69,240	1,428,807	1,418,068	10,739	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	PHP	63,900	1,315,221	1,308,702	6,519	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	PHP	51,930	1,079,626	1,063,551	16,075	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	PHP	113,380	2,325,648	2,315,394	10,254	—

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 07/02/21	Bank of America, N.A.	PLN	8,146	$2,213,888	$2,136,405	$77,483	$—
Expiring 07/02/21	Citibank, N.A.	PLN	5,584	1,479,978	1,464,484	15,494	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	PLN	8,670	2,363,242	2,273,831	89,411	—
Expiring 08/04/21	Citibank, N.A.	PLN	8,670	2,298,096	2,274,171	23,925	—
Expiring 08/04/21	Citibank, N.A.	PLN	8,146	2,159,203	2,136,724	22,479	—
Expiring 08/04/21	Deutsche Bank AG	PLN	3,490	916,846	915,440	1,406	—
Expiring 08/23/21	Morgan Stanley & Co. International PLC	PLN	3,964	1,077,723	1,039,878	37,845	—
Expiring 09/15/21	Citibank, N.A.	PLN	5,266	1,379,299	1,381,313	—	(2,014)
Expiring 09/15/21	UBS AG	PLN	5,258	1,379,299	1,379,224	75	—
Russian Ruble,
Expiring 07/02/21	Bank of America, N.A.	RUB	178,581	2,423,080	2,441,476	—	(18,396)
Expiring 07/02/21	Bank of America, N.A.	RUB	169,068	2,294,003	2,311,419	—	(17,416)
Expiring 07/02/21	Citibank, N.A.	RUB	250,350	3,467,452	3,422,669	44,783	—
Expiring 07/02/21	Citibank, N.A.	RUB	89,382	1,237,978	1,221,989	15,989	—
Expiring 07/02/21	Citibank, N.A.	RUB	64,720	896,399	884,822	11,577	—
Expiring 07/28/21	UBS AG	RUB	476,786	6,605,597	6,489,110	116,487	—
Expiring 08/04/21	Citibank, N.A.	RUB	178,581	2,461,760	2,427,918	33,842	—
Singapore Dollar,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SGD	3,959	2,990,608	2,944,151	46,457	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SGD	3,441	2,562,537	2,558,935	3,602	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SGD	3,105	2,315,652	2,309,065	6,587	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SGD	375	283,273	278,873	4,400	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SGD	160	120,863	118,985	1,878	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	SGD	3,959	2,948,005	2,944,148	3,857	—
Expiring 08/13/21	JPMorgan Chase Bank, N.A.	SGD	2,733	2,051,540	2,032,193	19,347	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	6,183	4,598,000	4,598,239	—	(239)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	1,850	1,383,452	1,375,762	7,690	—
South African Rand,
Expiring 07/02/21	Bank of America, N.A.	ZAR	367,539	26,629,402	25,731,564	897,838	—
Expiring 07/02/21	Bank of America, N.A.	ZAR	27,520	1,932,340	1,926,687	5,653	—
Expiring 07/02/21	Bank of America, N.A.	ZAR	8,010	562,429	560,784	1,645	—
Expiring 07/02/21	Bank of America, N.A.	ZAR	6,335	444,449	443,516	933	—
Expiring 07/02/21	Citibank, N.A.	ZAR	27,520	1,993,878	1,926,687	67,191	—
Expiring 07/02/21	Citibank, N.A.	ZAR	27,520	1,953,574	1,926,687	26,887	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	ZAR	6,335	443,057	443,517	—	(460)
Expiring 08/04/21	Bank of America, N.A.	ZAR	373,874	26,136,810	26,068,400	68,410	—
Expiring 08/04/21	Bank of America, N.A.	ZAR	6,335	442,868	441,709	1,159	—
Expiring 08/04/21	Deutsche Bank AG	ZAR	22,830	1,592,091	1,591,823	268	—
Expiring 09/15/21	Bank of America, N.A.	ZAR	18,795	1,327,643	1,303,309	24,334	—
Expiring 09/15/21	Bank of America, N.A.	ZAR	7,669	553,786	531,837	21,949	—
Expiring 09/15/21	Bank of America, N.A.	ZAR	7,643	555,556	529,989	25,567	—
Expiring 09/15/21	Barclays Bank PLC	ZAR	40,211	2,759,460	2,788,387	—	(28,927)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	19,334	1,341,813	1,340,693	1,120	—
Expiring 09/16/21	BNP Paribas S.A.	ZAR	83,359	5,838,388	5,779,684	58,704	—
Expiring 09/16/21	JPMorgan Chase Bank, N.A.	ZAR	83,359	5,832,527	5,779,683	52,844	—
South Korean Won,
Expiring 07/02/21	Citibank, N.A.	KRW	1,474,110	1,319,362	1,307,711	11,651	—
Expiring 07/02/21	Citibank, N.A.	KRW	1,273,830	1,125,858	1,130,039	—	(4,181)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	KRW	24,162,593	21,634,010	21,435,099	198,911	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	KRW	2,747,940	2,432,882	2,437,750	—	(4,868)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	KRW	1,501,830	1,344,666	1,332,303	12,363	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	KRW	954,460	838,761	846,719	—	(7,958)
Expiring 07/22/21	Citibank, N.A.	KRW	13,767,958	12,307,303	12,183,407	123,896	—
Expiring 07/22/21	Citibank, N.A.	KRW	6,766,517	5,964,264	5,987,760	—	(23,496)
Expiring 07/22/21	Standard Chartered Bank	KRW	29,511,348	25,991,798	26,114,893	—	(123,095)

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	KRW	24,162,593	$21,410,678	$21,380,314	$30,364	$—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	KRW	2,747,940	2,434,973	2,431,520	3,453	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	KRW	1,160,200	1,028,063	1,026,605	1,458	—
Expiring 09/15/21	Bank of America, N.A.	KRW	7,093,676	6,363,012	6,275,729	87,283	—
Swedish Krona,
Expiring 07/02/21	Bank of America, N.A.	SEK	7,530	907,930	879,886	28,044	—
Expiring 07/02/21	Bank of America, N.A.	SEK	2,550	308,477	297,970	10,507	—
Expiring 07/02/21	Bank of America, N.A.	SEK	1,970	238,313	230,196	8,117	—
Expiring 07/02/21	Bank of America, N.A.	SEK	1,910	231,055	223,185	7,870	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	24,189	2,932,417	2,826,502	105,915	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	13,300	1,599,975	1,554,114	45,861	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	10,470	1,259,575	1,223,427	36,148	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	10,200	1,198,934	1,191,877	7,057	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	2,330	282,368	272,263	10,105	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	SEK	1,660	201,018	193,972	7,046	—
Expiring 07/15/21	JPMorgan Chase Bank, N.A.	SEK	101,428	11,849,948	11,853,377	—	(3,429)
Expiring 08/04/21	Deutsche Bank AG	SEK	9,790	1,145,070	1,144,315	755	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	SEK	27,760	3,263,970	3,244,758	19,212	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	SEK	24,189	2,844,098	2,827,358	16,740	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	SEK	2,550	299,824	298,059	1,765	—
Expiring 09/15/21	Barclays Bank PLC	SEK	144,139	17,447,254	16,854,539	592,715	—
Expiring 09/15/21	Barclays Bank PLC	SEK	7,599	885,165	888,545	—	(3,380)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SEK	11,704	1,378,598	1,368,569	10,029	—
Expiring 09/15/21	UBS AG	SEK	14,421	1,732,601	1,686,280	46,321	—
Swiss Franc,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	9,602	10,713,529	10,378,281	335,248	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	5,694	6,353,138	6,154,335	198,803	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	3,895	4,345,886	4,209,894	135,992	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	1,450	1,577,200	1,567,227	9,973	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	CHF	255	284,519	275,616	8,903	—
Expiring 08/04/21	Deutsche Bank AG	CHF	4,440	4,807,442	4,803,137	4,305	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CHF	5,694	6,198,900	6,159,699	39,201	—
Expiring 08/04/21	JPMorgan Chase Bank, N.A.	CHF	2,882	3,137,554	3,117,712	19,842	—
Expiring 08/05/21	Credit Suisse International	CHF	10,839	12,044,709	11,725,467	319,242	—
Expiring 08/05/21	Morgan Stanley & Co. International PLC	CHF	5,676	6,235,366	6,140,055	95,311	—
Expiring 08/09/21	Citibank, N.A.	CHF	5,682	6,319,803	6,147,482	172,321	—
Expiring 09/15/21	Barclays Bank PLC	CHF	751	817,029	813,667	3,362	—
Expiring 09/15/21	BNP Paribas S.A.	CHF	4,833	5,389,445	5,234,573	154,872	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CHF	2,373	2,589,497	2,569,516	19,981	—
Thai Baht,
Expiring 07/02/21	Citibank, N.A.	THB	115,850	3,657,886	3,614,633	43,253	—
Expiring 07/02/21	Citibank, N.A.	THB	81,243	2,592,558	2,534,860	57,698	—
Expiring 07/02/21	Citibank, N.A.	THB	69,450	2,175,275	2,166,908	8,367	—
Expiring 07/02/21	Citibank, N.A.	THB	54,768	1,747,710	1,708,814	38,896	—
Expiring 07/02/21	Deutsche Bank AG	THB	65,470	2,083,612	2,042,728	40,884	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	THB	64,100	2,033,404	1,999,983	33,421	—
Expiring 07/15/21	HSBC Bank USA, N.A.	THB	117,731	3,740,061	3,673,156	66,905	—
Expiring 08/04/21	Citibank, N.A.	THB	111,818	3,497,373	3,488,465	8,908	—
Expiring 08/04/21	Citibank, N.A.	THB	81,243	2,541,067	2,534,595	6,472	—
Expiring 08/04/21	Citibank, N.A.	THB	65,470	2,047,729	2,042,513	5,216	—
Expiring 09/15/21	Citibank, N.A.	THB	44,212	1,370,809	1,379,053	—	(8,244)
Expiring 09/15/21	Citibank, N.A.	THB	43,909	1,378,318	1,369,582	8,736	—
Expiring 09/15/21	Citibank, N.A.	THB	43,754	1,380,150	1,364,738	15,412	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	165,321	5,293,320	5,156,612	136,708	—

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 07/02/21	Bank of America, N.A.	TRY	21,680	$2,494,606	$2,487,522	$7,084	$—
Expiring 07/02/21	Citibank, N.A.	TRY	136,710	15,814,570	15,685,850	128,720	—
Expiring 07/02/21	Citibank, N.A.	TRY	17,485	2,020,220	2,006,197	14,023	—
Expiring 07/02/21	Citibank, N.A.	TRY	17,005	2,022,812	1,951,122	71,690	—
Expiring 07/02/21	Citibank, N.A.	TRY	17,005	2,019,476	1,951,122	68,354	—
Expiring 07/02/21	Citibank, N.A.	TRY	17,005	1,978,430	1,951,122	27,308	—
Expiring 07/02/21	Citibank, N.A.	TRY	17,005	1,952,174	1,951,122	1,052	—
Expiring 07/02/21	Citibank, N.A.	TRY	15,690	1,791,935	1,800,242	—	(8,307)
Expiring 07/02/21	Deutsche Bank AG	TRY	17,485	1,999,771	2,006,196	—	(6,425)
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	TRY	10,630	1,233,012	1,219,667	13,345	—
Expiring 08/04/21	Bank of America, N.A.	TRY	185,075	20,939,047	20,874,834	64,213	—
Expiring 08/04/21	Bank of America, N.A.	TRY	480	54,306	54,139	167	—
Expiring 08/16/21	Barclays Bank PLC	TRY	51,911	5,846,182	5,821,260	24,922	—
Expiring 09/15/21	Barclays Bank PLC	TRY	85,702	9,511,838	9,469,268	42,570	—
Expiring 09/15/21	Barclays Bank PLC	TRY	9,765	1,084,597	1,078,924	5,673	—
Expiring 09/15/21	Barclays Bank PLC	TRY	4,978	550,235	550,046	189	—
Expiring 09/15/21	Barclays Bank PLC	TRY	4,950	549,011	546,945	2,066	—
Expiring 09/15/21	Barclays Bank PLC	TRY	4,946	546,357	546,500	—	(143)
Expiring 09/15/21	UBS AG	TRY	5,002	548,660	552,661	—	(4,001)

				$3,639,972,722	$3,586,930,117	55,075,646	(2,033,041)

						$56,849,679	$(18,533,950)

Cross currency exchange contracts outstanding at June 30, 2021:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/15/21	Buy	AUD	1,821	EUR	1,154	$—	$(5,044)	State Street Bank and Trust Co.
09/15/21	Buy	AUD	1,826	EUR	1,156	—	(3,443)	State Street Bank and Trust Co.
09/15/21	Buy	AUD	1,876	EUR	1,188	—	(2,989)	Bank of America, N.A.
09/15/21	Buy	CAD	1,483	JPY	133,657	—	(7,890)	Bank of America, N.A.
09/15/21	Buy	CZK	29,413	EUR	1,154	—	(3,494)	Bank of America, N.A.
09/15/21	Buy	CZK	29,448	EUR	1,157	—	(5,057)	JPMorgan Chase Bank, N.A.
09/15/21	Buy	EUR	1,111	JPY	148,392	—	(17,651)	Bank of America, N.A.
09/15/21	Buy	EUR	1,115	GBP	958	—	(811)	BNP Paribas S.A.
09/15/21	Buy	EUR	1,136	SEK	11,576	—	(4,404)	UBS AG
09/15/21	Buy	EUR	1,139	HUF	395,720	19,114	—	Barclays Bank PLC
09/15/21	Buy	EUR	1,153	SEK	11,658	5,679	—	JPMorgan Chase Bank, N.A.
09/15/21	Buy	EUR	1,156	SEK	11,721	2,744	—	Barclays Bank PLC
09/15/21	Buy	EUR	1,161	HUF	412,236	—	(9,959)	BNP Paribas S.A.
09/15/21	Buy	EUR	1,165	NOK	12,015	—	(12,692)	JPMorgan Chase Bank, N.A.
09/15/21	Buy	EUR	1,176	CZK	29,805	11,016	—	JPMorgan Chase Bank, N.A.
09/15/21	Buy	EUR	1,220	GBP	1,051	—	(4,870)	BNP Paribas S.A.
09/15/21	Buy	EUR	2,071	SEK	20,997	4,294	—	BNP Paribas S.A.
09/15/21	Buy	GBP	900	EUR	1,045	4,583	—	BNP Paribas S.A.
09/15/21	Buy	HUF	196,926	EUR	560	—	(1,207)	Bank of America, N.A.
09/15/21	Buy	HUF	403,439	EUR	1,149	—	(5,123)	BNP Paribas S.A.
09/15/21	Buy	HUF	404,738	EUR	1,138	11,816	—	Bank of America, N.A.
09/15/21	Buy	HUF	405,305	EUR	1,157	—	(8,113)	BNP Paribas S.A.
09/15/21	Buy	HUF	405,503	EUR	1,157	—	(7,018)	UBS AG
09/15/21	Buy	JPY	171,928	EUR	1,288	19,209	—	JPMorgan Chase Bank, N.A.
09/15/21	Buy	JPY	303,794	CAD	3,410	—	(14,858)	Bank of America, N.A.
09/15/21	Buy	NOK	87,081	EUR	8,554	—	(41,868)	JPMorgan Chase Bank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Cross currency exchange contracts outstanding at June 30, 2021 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
09/15/21	Buy	NZD	1,830	JPY	141,228	$6,973	$—	Citibank, N.A.
09/15/21	Buy	NZD	1,933	EUR	1,138	—	(248)	State Street Bank and Trust Co.
09/15/21	Buy	NZD	1,955	EUR	1,154	—	(4,737)	State Street Bank and Trust Co.
09/15/21	Buy	NZD	1,963	EUR	1,156	—	(1,137)	State Street Bank and Trust Co.
09/15/21	Buy	PLN	4,994	EUR	1,115	—	(14,384)	BNP Paribas S.A.
09/15/21	Buy	PLN	5,107	EUR	1,139	—	(12,899)	BNP Paribas S.A.
09/15/21	Buy	SEK	11,456	EUR	1,138	—	(11,540)	State Street Bank and Trust Co.
09/15/21	Buy	SEK	98,111	EUR	9,690	—	(35,425)	Bank of America, N.A.

						$85,428	$(236,861)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,410	0.221%	$4,256	$33,314	$29,058
Republic of Chile	06/20/24	1.000%(Q)	120	0.314%	2,179	2,495	316
Republic of Colombia	06/20/24	1.000%(Q)	3,300	0.871%	12,004	13,530	1,526
Republic of Indonesia	06/20/24	1.000%(Q)	3,410	0.379%	(5,643)	64,174	69,817
Russian Federation	12/20/24	1.000%(Q)	120	0.579%	(464)	1,787	2,251
Russian Federation	06/20/26	1.000%(Q)	40	0.833%	174	337	163
State of Qatar	06/20/24	1.000%(Q)	1,070	0.193%	13,805	26,185	12,380
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR 950	0.479%	11,463	17,979	6,516

					$37,774	$159,801	$122,027

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx Europe 35.V1	06/20/26	1.000%(Q)	EUR 18,650	$(499,334)	$(595,498)	$(96,164)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.35.V1	06/20/26	1.000%(Q)	35,420	1.554%	$(1,241,173)	$(918,179)	$322,994
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	6,850	2.737%	549,471	710,899	161,428
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)	16,925	0.226%	118,664	133,639	14,975
CDX.NA.IG.34.V1	06/20/23	1.000%(Q)	22,350	0.250%	176,514	340,207	163,693
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	18,350	0.481%	196,794	380,762	183,968
iTraxx Europe 35.V1	06/20/26	5.000%(Q)	EUR 5,650	2.319%	689,925	842,567	152,642

					$490,195	$1,489,895	$999,700

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	3,736	*	$(987,197)	$(266,637)	$(720,560)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	*	(151,673)	(43,678)	(107,995)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(500,523)	(115,736)	(384,787)	Credit Suisse International
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,185	*	(312,827)	(69,864)	(242,963)	Credit Suisse International
CMBX.NA.BBB.8	10/17/57	3.000%(M)	1,650	*	(227,965)	(432,704)	204,739	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.8	10/17/57	3.000%(M)	1,200	*	(165,793)	(178,594)	12,801	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.8	10/17/57	3.000%(M)	850	*	(117,437)	(133,660)	16,223	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.8	10/17/57	3.000%(M)	550	*	(75,988)	(102,404)	26,416	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.10	11/17/59	3.000%(M)	2,700	*	(237,898)	(425,920)	188,022	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.10	11/17/59	3.000%(M)	1,600	*	(140,976)	(355,615)	214,639	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	3,150	*	(108,110)	(679,592)	571,482	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	2,900	*	(98,804)	(437,934)	339,130	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	700	*	(24,024)	(79,782)	55,758	Morgan Stanley & Co. International PLC

					$(3,149,215)	$(3,322,120)	$172,905

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	260,420	02/22/23	0.190%(Q)	3 Month BBSW(2)(Q)	$(99,934)	$(147,556)	$(47,622)
AUD	138,200	01/25/24	0.500%(Q)	3 Month BBSW(2)(Q)	176,225	(228,276)	(404,501)
AUD	75,260	02/26/24	0.500%(Q)	3 Month BBSW(2)(Q)	164,391	(19,057)	(183,448)
AUD	24,610	07/01/24	0.486%(Q)	3 Month BBSW(1)(Q)	1,011	(4,367)	(5,378)
AUD	52,910	09/16/24	0.400%(Q)	3 Month BBSW(1)(Q)	44,472	191,184	146,712
AUD	9,600	02/23/26	1.550%(S)	6 Month BBSW(1)(S)	(11,825)	(20,013)	(8,188)
AUD	7,463	03/15/26	0.563%(S)	6 Month BBSW(2)(S)	3,863	(109,547)	(113,410)
AUD	73,950	09/15/26	1.000%(S)	6 Month BBSW(2)(S)	243,650	29,354	(214,296)
AUD	10,526	12/15/26	0.969%(S)	6 Month BBSW(2)(S)	2,724	(44,136)	(46,860)
AUD	31,520	10/28/30	1.240%(S)	6 Month BBSW(2)(S)	(851,637)	(1,043,793)	(192,156)
AUD	44,900	01/21/31	1.710%(S)	6 Month BBSW(2)(S)	(800,913)	(806,284)	(5,371)
AUD	9,070	02/24/31	2.500%(S)	6 Month BBSW(2)(S)	(54,750)	80,395	135,145
AUD	15,760	09/15/31	2.000%(S)	6 Month BBSW(2)(S)	483,038	417,998	(65,040)
AUD	2,415	12/15/31	1.719%(S)	6 Month BBSW(2)(S)	7,080	4,998	(2,082)
AUD	2,980	02/25/41	2.750%(S)	6 Month BBSW(1)(S)	28,307	(45,205)	(73,512)
BRL	47,280	01/03/22	3.390%(T)	1 Day BROIS(2)(T)	—	(85,243)	(85,243)
BRL	53,575	01/03/22	4.120%(T)	1 Day BROIS(2)(T)	86,705	131,432	44,727
BRL	7,085	01/02/23	4.230%(T)	1 Day BROIS(2)(T)	3,458	(34,542)	(38,000)
BRL	35,240	01/02/23	5.800%(T)	1 Day BROIS(1)(T)	37,020	55,667	18,647
BRL	880	01/02/24	4.930%(T)	1 Day BROIS(2)(T)	244	(5,607)	(5,851)
BRL	63,725	01/02/24	7.370%(T)	1 Day BROIS(2)(T)	54,849	12,297	(42,552)
BRL	25,935	01/02/25	6.320%(T)	1 Day BROIS(1)(T)	69,677	152,793	83,116
BRL	39,025	01/04/27	8.495%(T)	1 Day BROIS(1)(T)	(65,139)	(96,698)	(31,559)
CAD	332,600	02/28/23	0.804%(S)	3 Month CDOR(2)(S)	38,534	(206,930)	(245,464)
CAD	651,230	03/01/23	0.750%(S)	3 Month CDOR(2)(S)	(153,065)	(694,899)	(541,834)
CAD	219,660	06/15/23	1.100%(S)	3 Month CDOR(2)(S)	5,866	(9,078)	(14,944)
CAD	90,600	11/18/23	0.700%(S)	3 Month CDOR(2)(S)	78,511	(498,107)	(576,618)
CAD	23,238	05/22/24	1.980%(S)	3 Month CDOR(2)(S)	—	521,978	521,978
CAD	39,510	09/16/24	0.750%(S)	3 Month CDOR(2)(S)	(293,778)	(417,305)	(123,527)
CAD	24,690	09/15/26	1.000%(S)	3 Month CDOR(2)(S)	(423,705)	(499,592)	(75,887)
CAD	9,956	12/15/26	1.469%(S)	3 Month CDOR(2)(S)	9,042	(50,167)	(59,209)
CAD	7,306	12/20/26	1.875%(S)	3 Month CDOR(2)(S)	6,039	(13,639)	(19,678)
CAD	36,290	09/15/31	1.250%(S)	3 Month CDOR(2)(S)	(1,785,824)	(1,718,674)	67,150
CAD	2,288	12/15/31	2.000%(S)	3 Month CDOR(2)(S)	11,798	11,010	(788)
CAD	5,233	12/16/31	2.375%(S)	3 Month CDOR(1)(S)	2,239	(12,865)	(15,104)
CAD	22,620	09/15/51	1.750%(S)	3 Month CDOR(2)(S)	(2,597,478)	(2,038,997)	558,481
CHF	17,110	09/15/26	(0.500)%(A)	6 Month CHF LIBOR(1)(S)	150,064	139,814	(10,250)
CNH	31,320	09/15/23	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3,179)	(6,550)	(3,371)
CNH	135,908	07/16/25	2.598%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(91,405)	(91,405)
CNH	135,772	07/20/25	2.568%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(117,280)	(117,280)
CNH	73,730	08/04/25	2.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(59,065)	(59,065)
CNH	72,940	09/29/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(37)	(65,003)	(64,966)
CNH	261,710	11/24/25	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	204,319	204,319
CNH	290,590	03/17/26	2.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	72,463	(31,531)	(103,994)
CNH	84,320	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(17,354)	(17,354)
EUR	7,250	05/17/23	(0.430)%(A)	6 Month EURIBOR(1)(S)	634	258	(376)
EUR	15,060	09/15/23	(0.500)%(A)	6 Month EURIBOR(2)(S)	(17,446)	(22,092)	(4,646)
EUR	3,050	09/16/24	(0.500)%(A)	6 Month EURIBOR(1)(S)	11,859	13,922	2,063
EUR	3,530	01/15/25	0.080%(A)	6 Month EURIBOR(2)(S)	13,801	77,804	64,003
EUR	4,718	09/21/25	(0.160)%(A)	6 Month EURIBOR(1)(S)	(1,433)	(12,961)	(11,528)
EUR	9,110	05/18/26	(0.160)%(A)	6 Month EURIBOR(2)(S)	(4,000)	22,130	26,130
EUR	58,390	09/15/26	(0.500)%(A)	6 Month EURIBOR(1)(S)	955,627	956,960	1,333
EUR	101,490	09/15/26	(0.500)%(A)	ESTRON(1)(A)	740,292	825,008	84,716

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	3,309	12/15/26	(0.219)%(A)	6 Month EURIBOR(1)(S)	$(2,336)	$5,083	$7,419
EUR	10,870	02/16/27	(0.105)%(A)	6 Month EURIBOR(2)(S)	37,662	41,775	4,113
EUR	15,730	09/15/28	(0.250)%(A)	6 Month EURIBOR(1)(S)	209,088	227,185	18,097
EUR	60,695	05/21/30	0.050%(A)	6 Month EURIBOR(2)(S)	384,636	(951,912)	(1,336,548)
EUR	41,830	02/12/31	0.500%(A)	6 Month EURIBOR(2)(S)	508,201	223,605	(284,596)
EUR	4,050	05/19/31	0.250%(A)	6 Month EURIBOR(1)(S)	3,611	(42,148)	(45,759)
EUR	19,870	09/15/31	(0.250)%(A)	6 Month EURIBOR(1)(S)	966,990	907,200	(59,790)
EUR	45,520	09/16/31	0.500%(A)	6 Month EURIBOR(2)(S)	44,220	33,038	(11,182)
EUR	1,429	12/15/31	0.156%(A)	6 Month EURIBOR(1)(S)	(4,109)	969	5,078
EUR	530	09/15/36	0.000%(A)	6 Month EURIBOR(1)(S)	36,012	36,077	65
EUR	32,715	05/21/40	0.260%(A)	6 Month EURIBOR(1)(S)	811,603	2,277,388	1,465,785
EUR	1,660	09/16/41	0.000%(A)	6 Month EURIBOR(1)(S)	191,349	190,685	(664)
EUR	6,800	09/30/50	(0.017)%(A)	6 Month EURIBOR(2)(S)	—	(1,123,759)	(1,123,759)
EUR	6,800	09/30/50	0.122%(A)	6 Month EURIBOR(1)(S)	—	800,263	800,263
EUR	6,840	11/10/50	(0.043)%(A)	6 Month EURIBOR(2)(S)	—	(1,199,963)	(1,199,963)
EUR	6,840	11/10/50	0.022%(A)	6 Month EURIBOR(1)(S)	52,227	1,047,315	995,088
EUR	720	09/15/51	0.000%(A)	6 Month EURIBOR(2)(S)	(125,150)	(119,371)	5,779
GBP	71,897	09/21/23	0.380%(A)	1 Day SONIA(2)(A)	12,826	18,055	5,229
GBP	71,906	09/20/25	0.690%(A)	1 Day SONIA(2)(A)	64,503	113,807	49,304
GBP	82,900	09/15/26	0.000%(A)	1 Day SONIA(2)(A)	(2,828,089)	(2,832,050)	(3,961)
GBP	2,755	12/15/26	0.500%(A)	1 Day SONIA(1)(A)	(213)	7,127	7,340
GBP	4,205	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(9,015)	(1,901)	7,114
GBP	4,250	09/15/28	0.250%(A)	1 Day SONIA(2)(A)	(142,012)	(144,150)	(2,138)
GBP	6,940	06/17/30	0.308%(A)	1 Day SONIA(1)(A)	(68,744)	301,621	370,365
GBP	28,430	01/27/31	1.000%(A)	1 Day SONIA(1)(A)	134,376	(126,973)	(261,349)
GBP	33,020	02/10/31	1.000%(A)	1 Day SONIA(1)(A)	145,007	(142,303)	(287,310)
GBP	56,670	09/15/31	0.250%(A)	1 Day SONIA(1)(A)	3,896,064	3,631,883	(264,181)
GBP	1,293	12/15/31	0.781%(A)	1 Day SONIA(1)(A)	(2,834)	(4,753)	(1,919)
GBP	2,853	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(2,645)	(15,586)	(12,941)
GBP	430	09/16/41	0.500%(A)	1 Day SONIA(2)(A)	(45,630)	(39,059)	6,571
GBP	2,080	09/15/51	1.000%(A)	1 Day SONIA(2)(A)	85,962	130,540	44,578
JPY	616,734	06/21/26	(0.031)%(S)	6 Month JPY LIBOR(1)(S)	1,456	5,954	4,498
JPY	13,168,950	09/15/26	0.000%(S)	6 Month JPY LIBOR(1)(S)	(25,665)	(30,333)	(4,668)
JPY	2,710,822	03/19/30	0.250%(S)	6 Month JPY LIBOR(1)(S)	(75,780)	(169,220)	(93,440)
JPY	9,007,240	09/15/31	0.000%(S)	6 Month JPY LIBOR(1)(S)	807,221	778,733	(28,488)
JPY	193,698	09/15/31	0.188%(S)	6 Month JPY LIBOR(1)(S)	(3,345)	(15,980)	(12,635)
JPY	1,163,490	09/15/51	0.250%(S)	6 Month JPY LIBOR(1)(S)	770,489	790,144	19,655
KRW	39,026,940	09/15/23	1.250%(Q)	3 Month KWCDC(1)(Q)	31,116	117,200	86,084
KRW	3,137,320	09/15/26	1.500%(Q)	3 Month KWCDC(1)(Q)	14,113	25,873	11,760
KRW	13,650,390	09/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	14,475	(814,488)	(828,963)
MXN	287,820	09/13/23	5.600%(M)	28 Day Mexican Interbank Rate(1)(M)	(3,804)	189,187	192,991
MXN	76,460	09/09/26	6.300%(M)	28 Day Mexican Interbank Rate(2)(M)	1,293	(69,410)	(70,703)
MXN	43,490	09/03/31	6.860%(M)	28 Day Mexican Interbank Rate(2)(M)	(13,018)	(35,270)	(22,252)
MXN	282,114	09/03/31	6.910%(M)	28 Day Mexican Interbank Rate(1)(M)	(129,230)	180,326	309,556
NOK	308,520	09/15/26	1.500%(A)	6 Month NIBOR(2)(S)	(42,717)	(47,899)	(5,182)
NOK	86,216	09/15/26	1.530%(A)	6 Month NIBOR(2)(S)	13,769	1,170	(12,599)
NOK	32,631	09/15/26	1.563%(A)	6 Month NIBOR(1)(S)	(4,710)	(6,411)	(1,701)
NOK	53,392	12/20/26	1.844%(A)	6 Month NIBOR(1)(S)	1,114	(7,621)	(8,735)
NOK	264,650	10/29/30	1.240%(A)	6 Month NIBOR(1)(S)	824,523	889,339	64,816
NOK	38,137	03/18/31	1.469%(A)	6 Month NIBOR(1)(S)	2,152	82,493	80,341
NOK	173,910	05/12/31	2.130%(A)	6 Month NIBOR(1)(S)	32,707	(227,419)	(260,126)
NOK	56,800	06/30/31	1.926%(A)	6 Month NIBOR(1)(S)	—	(12,860)	(12,860)
NOK	164,130	09/15/31	2.000%(A)	6 Month NIBOR(1)(S)	(379,195)	(535,019)	(155,824)
NZD	8,745	03/15/26	0.688%(S)	3 Month BBR(2)(Q)	3,645	(174,930)	(178,575)
NZD	11,581	09/15/26	1.156%(S)	3 Month BBR(2)(Q)	(52,319)	(109,274)	(56,955)
NZD	33,310	09/15/26	1.250%(S)	3 Month BBR(2)(Q)	(59,256)	(208,134)	(148,878)
NZD	2,336	09/15/31	1.920%(S)	3 Month BBR(1)(Q)	(966)	1,270	2,236
NZD	6,455	09/15/31	1.935%(S)	3 Month BBR(1)(Q)	(259)	(2,781)	(2,522)
NZD	6,420	09/15/31	1.938%(S)	3 Month BBR(1)(Q)	(128)	(4,017)	(3,889)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	2,685	09/15/31	2.031%(S)	3 Month BBR(2)(Q)	$5,703	$17,950	$12,247
NZD	7,620	09/16/31	3.000%(S)	3 Month BBR(2)(Q)	30,095	124,820	94,725
PLN	71,600	12/16/21	0.250%(A)	3 Month WIBOR(1)(Q)	(1,330)	(38,968)	(37,638)
PLN	64,940	09/15/23	0.843%(A)	6 Month WIBOR(1)(S)	(1,934)	39,535	41,469
PLN	14,390	12/16/25	0.750%(A)	6 Month WIBOR(2)(S)	(2,601)	(86,269)	(83,668)
PLN	13,350	09/15/26	1.750%(A)	6 Month WIBOR(1)(S)	(8,951)	(41,072)	(32,121)
PLN	45,470	09/15/31	1.940%(A)	6 Month WIBOR(2)(S)	(41,102)	153,829	194,931
SEK	167,367	09/15/26	0.380%(A)	3 Month STIBOR(2)(Q)	33,985	(40,632)	(74,617)
SEK	723,100	09/15/26	0.500%(A)	3 Month STIBOR(2)(Q)	487,525	331,333	(156,192)
SEK	32,047	12/15/26	0.438%(A)	3 Month STIBOR(1)(Q)	(8,365)	6,019	14,384
SEK	186,520	05/12/31	1.273%(A)	3 Month STIBOR(2)(Q)	(31,271)	127,321	158,592
SEK	15,571	09/15/31	0.844%(A)	3 Month STIBOR(1)(Q)	(7,265)	(8,295)	(1,030)
SEK	148,590	09/15/31	1.000%(A)	3 Month STIBOR(2)(Q)	318,377	345,752	27,375
THB	347,750	12/16/25	0.750%(S)	6 Month BIBOR(2)(S)	(44,480)	(70,680)	(26,200)
	526,390	03/03/23	0.275%(S)	3 Month LIBOR(1)(Q)	98,957	249,569	150,612
	175,780	06/15/23	0.450%(S)	3 Month LIBOR(1)(Q)	(3,512)	(15,471)	(11,959)
	63,320	07/25/24	—(3)	—(3)	17,465	(4,242)	(21,707)
	7,990	09/16/24	0.250%(S)	3 Month LIBOR(2)(Q)	(72,233)	(91,631)	(19,398)
	5,976	06/21/26	0.906%(S)	3 Month LIBOR(2)(Q)	9,753	(79,892)	(89,645)
	1,000	09/15/26	0.500%(S)	3 Month LIBOR(2)(Q)	(25,269)	(25,184)	85
	8,157	09/15/26	1.125%(S)	3 Month LIBOR(2)(Q)	687	45,716	45,029
	39,180	02/25/31	2.209%(S)	3 Month LIBOR(2)(Q)	(160,619)	557,379	717,998
	27,640	09/15/31	1.000%(S)	3 Month LIBOR(2)(Q)	(1,242,501)	(1,207,505)	34,996
	1,875	09/15/31	1.625%(S)	3 Month LIBOR(2)(Q)	(7,308)	29,665	36,973
	44,300	09/17/31	2.500%(S)	3 Month LIBOR(1)(Q)	(1,079,934)	(1,141,875)	(61,941)
	4,088	12/16/31	2.031%(S)	3 Month LIBOR(1)(Q)	305	(14,434)	(14,739)
	48,240	02/25/36	2.431%(S)	3 Month LIBOR(1)(Q)	75,132	(724,359)	(799,491)
	15,810	09/15/51	1.250%(S)	3 Month LIBOR(1)(Q)	2,675,058	1,969,632	(705,426)
ZAR	27,370	09/15/26	5.800%(Q)	3 Month JIBAR(2)(Q)	—	(30,666)	(30,666)
ZAR	185,554	09/15/31	7.440%(Q)	3 Month JIBAR(1)(Q)	(28,143)	54,703	82,846

					$3,406,805	$(1,152,138)	$(4,558,943)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	57,380	09/15/26	2.805%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$499	$—	$499	BNP Paribas S.A.
CNH	709,018	09/15/26	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	286,896	—	286,896	Citibank, N.A.
CNH	291,549	09/15/26	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	117,972	—	117,972	JPMorgan Chase Bank, N.A.
CNH	88,707	09/15/26	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	48,665	3,178	45,487	Bank of America, N.A.

					$454,032	$3,178	$450,854

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.00 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$3,178	$(3,322,120)	$2,080,064	$(1,456,305)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$25,039,724	$—
Goldman Sachs & Co. LLC	—	9,271,692
Morgan Stanley	3,432,618	3,636,000

Total	$28,472,342	$12,907,692

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$2,755,859	$—
Cayman Islands	—	123,690,033	—
United States	—	97,095,130	—
Commercial Mortgage-Backed Securities
United States	—	37,599,503	—
Convertible Bond
China	—	262,044	—
Corporate Bonds
Argentina	—	201,350	—
Australia	—	12,181,739	—
Austria	—	2,666,905	—
Belgium	—	11,324,317	—
Bermuda	—	2,381,563	—
Brazil	—	8,316,343	—
Canada	—	56,116,875	—
Cayman Islands	—	13,519	—
Chile	—	4,224,092	—
China	—	51,225,461	—
Denmark	—	11,321,136	—
Finland	—	957,787	—
France	—	84,082,115	—
Germany	—	70,060,409	—
India	—	4,294,013	—
Indonesia	—	2,996,821	—
Ireland	—	21,158,385	—
Israel	—	1,754,149	—
Italy	—	25,537,959	—
Japan	—	4,434,042	—
Kazakhstan	—	1,471,523	—
Luxembourg	—	7,154,860	—
Malaysia	—	519,550	—
Mexico	—	11,931,758	—
Morocco	—	607,885	—
Netherlands	—	20,724,870	—
Norway	—	3,005,892	—
Panama	—	782,610	—

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Peru	$—	$3,280,164	$—
Poland	—	1,826,404	—
Portugal	—	2,515,290	—
Qatar	—	2,881,366	—
Russia	—	3,971,167	—
Saudi Arabia	—	3,355,810	—
Singapore	—	332,577	—
South Africa	—	3,307,121	—
Spain	—	40,523,556	—
Supranational Bank	—	7,322,478	—
Sweden	—	5,767,391	—
Switzerland	—	33,191,594	—
Taiwan	—	241,823	—
Turkey	—	1,192,532	—
United Arab Emirates	—	8,106,247	—
United Kingdom	—	89,901,879	—
United States	—	550,689,331	4,627,564
Venezuela	—	378,304	—
Municipal Bonds
California	—	4,895,371	—
New Jersey	—	1,520,903	—
New York	—	659,000	—
North Carolina	—	3,303,236	—
Residential Mortgage-Backed Securities
Bermuda	—	16,525,820	—
United Kingdom	—	6,207,900	—
United States	—	83,516,322	—
Sovereign Bonds
Australia	—	66,408,217	—
Austria	—	16,902,660	—
Bahrain	—	2,499,027	—
Belgium	—	23,368,490	—
Bermuda	—	220,028	—
Canada	—	142,535,245	—
Chile	—	1,605,093	—
China	—	5,764,662	—
Colombia	—	5,332,788	—
Croatia	—	6,349,241	—
Czech Republic	—	3,148,050	—
Denmark	—	5,132,333	—
Dominican Republic	—	584,292	—
Ecuador	—	124,337	—
Egypt	—	3,613,293	—
Finland	—	8,106,443	—
France	—	88,262,233	—
Germany	—	87,729,555	—
Hungary	—	1,628,102	—
Indonesia	—	14,338,744	—
Ireland	—	11,878,501	—
Israel	—	4,949,155	—
Italy	—	157,851,676	—
Ivory Coast	—	1,727,461	—
Japan	—	443,934,833	—
Malaysia	—	9,507,318	—
Mexico	—	37,913,862	—
Netherlands	—	33,113,492	—
New Zealand	—	1,120,109	—
Nigeria	—	1,399,369	—

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Norway	$—	$7,723,063	$—
Oman	—	437,735	—
Panama	—	3,240,297	—
Peru	—	1,533,110	—
Philippines	—	1,027,552	—
Poland	—	3,314,346	—
Portugal	—	5,200,275	—
Qatar	—	3,334,748	—
Romania	—	12,113,389	—
Russia	—	4,829,705	—
Saudi Arabia	—	3,636,193	—
Singapore	—	5,887,543	—
Slovakia	—	60,596	—
Slovenia	—	727,602	—
South Africa	—	1,402,591	—
South Korea	—	51,530,883	—
Spain	—	79,570,181	—
Supranational Bank	—	42,068,197	—
Sweden	—	2,821,010	—
Switzerland	—	11,835,884	—
Thailand	—	11,933,421	—
Turkey	—	1,867,137	—
Ukraine	—	1,204,807	—
United Arab Emirates	—	6,724,639	—
United Kingdom	—	95,422,967	—
Uruguay	—	407,973	—
U.S. Government Agency Obligations	—	367,176,086	—
U.S. Treasury Obligations	—	432,321,107	—
Short-Term Investments
Affiliated Mutual Funds	102,383,225	—	—
Commercial Paper	—	16,068,838	—
Corporate Bond
United States	—	8,750,822	—
Foreign Treasury Obligation
Japan	—	41,177,914	—
Unaffiliated Fund	28,833,377	—	—
Options Purchased	—	1,692,331	—

Total#	$131,216,602	$3,972,355,634	$4,627,564

Liabilities
Options Written	$—	$(3,094,308)	$—

Other Financial Instruments*
Assets
Futures Contracts	$8,719,868	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	56,849,679	—
OTC Cross Currency Exchange Contracts	—	85,428	—
Centrally Cleared Credit Default Swap Agreements	—	1,121,727	—
Centrally Cleared Interest Rate Swap Agreements	—	8,134,907	—
OTC Interest Rate Swap Agreements	—	454,032	—

Total	$8,719,868	$66,645,773	$—

Liabilities
Forward Commitment Contracts	$—	$(11,934,376)	$—
Futures Contracts	(2,013,845)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(18,533,950)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Cross Currency Exchange Contracts	$—	$(236,861)	$—
Centrally Cleared Credit Default Swap Agreement	—	(96,164)	—
OTC Credit Default Swap Agreements	—	(3,149,215)	—
Centrally Cleared Interest Rate Swap Agreements	—	(12,693,850)	—

Total	$(2,013,845)	$(46,644,416)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

# As of June 30, 2021, a private investment company with a fair value of $2,999,900 (0.63% of net assets) has not been categorized in the fair value hierarchy as this private investment company was measured using the net asset value per share as a practical expedient for the AST Global Bond Portfolio.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Sovereign Bonds	38.7%
U.S. Treasury Obligations	10.8
Banks	9.3
U.S. Government Agency Obligations	9.2
Collateralized Loan Obligations	3.2
Residential Mortgage-Backed Securities	2.7
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	2.6
Telecommunications	2.4
Diversified Financial Services	2.0
Automobiles	1.8
Auto Manufacturers	1.5
Oil & Gas	1.3
Electric	1.3
Pipelines	1.0
Foreign Treasury Obligation	1.0
Pharmaceuticals	0.9
Commercial Mortgage-Backed Securities	0.9
Aerospace & Defense	0.9
Insurance	0.8
Media	0.7
Unaffiliated Fund	0.7
Real Estate Investment Trusts (REITs)	0.6
Commercial Services	0.6
Internet	0.6
Semiconductors	0.5
Agriculture	0.5
Consumer Loans	0.4
Healthcare-Services	0.4
Commercial Paper	0.4
Software	0.3
Chemicals	0.3
Engineering & Construction	0.3
Foods	0.3
Mining	0.3
Real Estate	0.3
Biotechnology	0.3
Municipal Bonds	0.3

Building Materials	0.2%
Computers	0.2
Beverages	0.2
Multi-National	0.2
Forest Products & Paper	0.2
Machinery-Diversified	0.2
Healthcare-Products	0.1
Retail	0.1
Transportation	0.1
Student Loans	0.1
Water	0.1
Packaging & Containers	0.1
Private Equity	0.1
Lodging	0.1
Home Builders	0.1
Investment Companies	0.1
Gas	0.1
Trucking & Leasing	0.1
Distribution/Wholesale	0.1
Options Purchased	0.1
Airlines	0.1
Auto Parts & Equipment	0.0	*
Miscellaneous Manufacturing	0.0	*
Home Equity Loans	0.0	*
Environmental Control	0.0	*
Leisure Time	0.0	*
Savings & Loans	0.0	*
Housewares	0.0	*
Machinery-Construction & Mining	0.0	*
Entertainment	0.0	*
Iron/Steel	0.0	*
Apparel	0.0	*
Energy-Alternate Sources	0.0	*
Holding Companies-Diversified	0.0	*
Equipment	0.0	*
Toys/Games/Hobbies	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Household Products/Wares	0.0 *%

102.8
Options Written	(0.1)
Liabilities in excess of other assets	(2.7)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,121,727	*	Due from/to broker-variation margin swaps	$96,164	*
Credit contracts	—	—		Premiums received for OTC swap agreements	3,322,120
Credit contracts	Unrealized appreciation on OTC swap agreements	1,629,210		Unrealized depreciation on OTC swap agreements	1,456,305
Foreign exchange contracts	Due from/to broker-variation margin futures	4,681,718	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	85,428		Unrealized depreciation on OTC cross currency exchange contracts	236,861
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	56,849,679		Unrealized depreciation on OTC forward foreign currency exchange contracts	18,533,950
Interest rate contracts	Due from/to broker-variation margin futures	4,038,150	*	Due from/to broker-variation margin futures	2,013,845	*
Interest rate contracts	Due from/to broker-variation margin swaps	8,134,907	*	Due from/to broker-variation margin swaps	12,693,850	*
Interest rate contracts	Premiums paid for OTC swap agreements	3,178		—	—
Interest rate contracts	Unaffiliated investments	1,692,331		Options written outstanding, at value	3,094,308
Interest rate contracts	Unrealized appreciation on OTC swap agreements	450,854		—	—

		$78,687,182			$41,447,403

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$2,594,855
Foreign exchange contracts	—	—	(224,538)	(7,908,239)	—
Interest rate contracts	445,502	678,018	(2,065,653)	—	(2,815,560)

Total	$445,502	$678,018	$(2,290,191)	$(7,908,239)	$(220,705)

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(604,840)
Foreign exchange contracts	—	—	6,043,858	75,746,910	—
Interest rate contracts	389,852	(714,599)	2,565,070	—	(4,721,237)

Total	$389,852	$(714,599)	$8,608,928	$75,746,910	$(5,326,077)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options	Options	Futures Contracts— Long	Futures Contracts— Short	Forward Foreign Currency Exchange Contracts—
Purchased(1)	Written(2)	Positions(2)	Positions(2)	Purchased(3)
$1,706,267	$671,867,208	$713,847,784	$650,836,336	$1,336,129,060

Forward Foreign Currency Exchange	Cross Currency Exchange	Interest Rate Swap	Credit Default Swap Agreements—
Contracts—Sold(3)	Contracts(4)	Agreements(2)	Buy Protection(2)
$3,147,686,550	$46,985,844	$4,299,651,521	$26,850,704

Credit Default Swap Agreements—
Sell Protection(2)
$147,688,247

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$61,867,325	$(61,867,325)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Australia and New Zealand Banking Group Ltd.(3)	$1,088,600	$—	$1,088,600	$—	$1,088,600
Bank of America, N.A.(3)	205,557	(478,583)	(273,026)	83,796	(189,230)
Bank of America, N.A.(4)	401,438	(362,760)	38,678	(38,678)	—
Bank of America, N.A.(5)	6,160,410	(3,042,125)	3,118,285	—	3,118,285
Barclays Bank PLC(3)	—	(86,237)	(86,237)	—	(86,237)
Barclays Bank PLC(4)	850,410	(1,659,914)	(809,504)	—	(809,504)
BNP Paribas S.A.(3)	130,822	(231,436)	(100,614)	—	(100,614)
BNP Paribas S.A.(4)	1,365,656	(1,015,636)	350,020	—	350,020
BNP Paribas S.A.(5)	499	—	499	—	499
Citibank, N.A.(3)	596,393	(1,026,522)	(430,129)	—	(430,129)
Citibank, N.A.(4)	638,590	(934,088)	(295,498)	295,498	—
Citibank, N.A.(5)	3,025,238	(2,324,609)	700,629	(247,000)	453,629
Credit Suisse International(3)	319,242	(813,350)	(494,108)	494,108	—
Deutsche Bank AG(3)	—	(1,205,604)	(1,205,604)	1,204,429	(1,175)
Deutsche Bank AG(4)	497,044	(505,399)	(8,355)	—	(8,355)
Deutsche Bank AG(5)	148,685	(225,337)	(76,652)	—	(76,652)
Goldman Sachs International(3)	—	(176,445)	(176,445)	—	(176,445)
HSBC Bank USA, N.A.(3)	66,905	—	66,905	—	66,905
JPMorgan Chase Bank, N.A.(3)	12,067,306	(1,061,367)	11,005,939	—	11,005,939
JPMorgan Chase Bank, N.A.(4)	3,739,382	(1,587,188)	2,152,194	—	2,152,194
JPMorgan Chase Bank, N.A.(5)	16,720,959	(4,681,184)	12,039,775	(688,000)	11,351,775
Morgan Stanley & Co. International PLC(3)	4,554,561	(197,804)	4,356,757	(856,000)	3,500,757
Morgan Stanley & Co. International PLC(4)	2,062,788	(3,926,767)	(1,863,979)	1,390,000	(473,979)
Standard Chartered Bank(3)	—	(498,636)	(498,636)	279,003	(219,633)
State Street Bank and Trust Co.(4)	3,970,193	(216,973)	3,753,220	—	3,753,220
The Bank of New York Mellon Corp.(3)	3,917	(835)	3,082	—	3,082
UBS AG(3)	116,487	(139,278)	(22,791)	—	(22,791)
UBS AG(4)	1,979,598	(245,467)	1,734,131	—	1,734,131

	$60,710,680	$(26,643,544)	$34,067,136	$1,917,156	$35,984,292

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	AllianceBernstein L.P.
(4)	Goldman Sachs Asset Management, L.P.
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $61,867,325:
Unaffiliated investments (cost $3,993,314,764)	$4,008,816,475
Affiliated investments (cost $102,389,177)	102,383,225
Cash segregated for counterparty — OTC	17,034,686
Foreign currency, at value (cost $1,167,868)	1,151,279
Cash	825,233
Unrealized appreciation on OTC forward foreign currency exchange contracts	56,849,679
Receivable for investments sold	45,229,500
Deposit with broker for centrally cleared/exchange-traded derivatives	28,472,342
Dividends and interest receivable	17,382,325
Receivable for Portfolio shares sold	3,007,856
Due from broker-variation margin futures	2,843,721
Unrealized appreciation on OTC swap agreements	2,080,064
Tax reclaim receivable	739,308
Due from broker-variation margin swaps	132,150
Unrealized appreciation on OTC cross currency exchange contracts	85,428
Premiums paid for OTC swap agreements	3,178
Prepaid expenses and other assets	410,457

Total Assets	4,287,446,906

LIABILITIES
Payable for investments purchased	181,614,238
Payable to broker for collateral for securities on loan	62,845,808
Unrealized depreciation on OTC forward foreign currency exchange contracts	18,533,950
Forward commitment contracts, at value (proceeds receivable $11,943,203)	11,934,376
Premiums received for OTC swap agreements	3,322,120
Options written outstanding, at value (premiums received $3,872,124)	3,094,308
Unrealized depreciation on OTC swap agreements	1,456,305
Cash segregated from counterparty - OTC and TBA	906,000
Management fee payable	854,765
Payable to affiliate	306,953
Accrued expenses and other liabilities	271,824
Unrealized depreciation on OTC cross currency exchange contracts	236,861
Distribution fee payable	164,056
Due to broker-variation margin futures	74,508
Due to broker-variation margin swaps	44,690
Payable for Portfolio shares purchased	626
Affiliated transfer agent fee payable	433

Total Liabilities	285,661,821

NET ASSETS	$4,001,785,085

Net assets were comprised of:
Partners’ Equity	$4,001,785,085

Net asset value and redemption price per share, $4,001,785,085 / 330,865,263 outstanding shares of beneficial interest	$12.09

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS) INCOME
Interest income (net of $391,830 foreign withholding tax, of which $345,982 is reimbursable by an affiliate)	$26,406,713
Affiliated dividend income	64,382
Income from securities lending, net (including affiliated income of $36,854)	39,948
Unaffiliated dividend income	4,779

Total income	26,515,822

EXPENSES
Management fee	12,284,821
Distribution fee	5,019,498
Custodian and accounting fees	279,017
Audit fee	31,831
Trustees’ fees	27,587
Legal fees and expenses	20,209
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,610
Shareholders’ reports	2,489
Miscellaneous	30,501

Total expenses	17,699,563
Less: Fee waiver and/or expense reimbursement	(827,213)

Net expenses	16,872,350

NET INVESTMENT INCOME (LOSS)	9,643,472

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,970))	5,297,972
Futures transactions	(2,290,191)
Forward and cross currency contract transactions	(7,908,239)
Options written transactions	678,018
Swap agreements transactions	(220,705)
Foreign currency transactions	20,736,602

16,293,457

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,977)	(176,259,393)
Futures	8,608,928
Forward and cross currency contracts	75,746,910
Options written	(714,599)
Swap agreements	(5,326,077)
Foreign currencies	(1,129,494)

(99,073,725)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(82,780,268)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,136,796)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$9,643,472	$13,349,366
Net realized gain (loss) on investment and foreign currency transactions	16,293,457	13,179,619
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(99,073,725)	76,413,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(73,136,796)	102,942,965

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [23,205,228 and 50,896,239 shares, respectively]	280,271,845	616,846,775
Portfolio shares issued in merger [0 and 221,804,701 shares, respectively]	—	2,708,235,396
Portfolio shares purchased [22,849,105 and 158,925,699 shares, respectively]	(275,473,727)	(1,913,558,385)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	4,798,118	1,411,523,786

TOTAL INCREASE (DECREASE)	(68,338,678)	1,514,466,751
NET ASSETS:
Beginning of period	4,070,123,763	2,555,657,012

End of period	$4,001,785,085	$4,070,123,763

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST PIMCO CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.1%
CORPORATE BONDS — 80.2%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.950%	02/01/24		20	$20,496
2.750%	02/01/26		80	83,501
4.508%	05/01/23		20	21,317
5.150%	05/01/30		15	17,776
5.930%	05/01/60		13	17,931

				161,021

Agriculture — 1.9%
Altria Group, Inc.,
Gtd. Notes
3.700%	02/04/51		100	94,780
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		100	100,124

				194,904

Airlines — 3.4%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29		48	53,179
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		78	80,003
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31		42	42,568
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Sr. Sec’d. Notes, 144A
4.250%	05/15/34		30	31,891
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		10	11,129
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33		47	48,215
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34		24	26,627
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29		48	52,928

				346,540

Auto Manufacturers — 3.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24	EUR	100	120,353
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		25	34,203
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24		50	49,839

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
0.836%(c)	09/28/22		22	$22,033
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.330%
0.349%(c)	01/11/24		100	100,227

				326,655

Banks — 8.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		50	48,517
2.496%(ff)	02/13/31		17	17,381
3.093%(ff)	10/01/25		50	53,253
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		25	25,377
4.075%(ff)	04/23/29		40	45,406
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	125,268
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26		22	21,663
3.500%	01/23/25		20	21,621
3.691%(ff)	06/05/28		50	55,221
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.750%
1.934%(c)	10/28/27		21	22,168
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		40	44,391
4.203%(ff)	07/23/29		50	57,414
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24		45	48,203
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24		21	22,027
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25		30	32,222
4.500%	07/17/25		50	55,480
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		25	26,238
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
0.930%(c)	01/17/23		22	22,188
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.050%(c)	07/19/23		20	20,260
Sr. Unsec’d. Notes
3.364%	07/12/27		50	54,664
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.196%(ff)	06/17/27		30	32,406

				851,368

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	75	$82,743
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	10	13,750
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.875%	10/15/49	15	15,413

			111,906

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	10	12,915

Chemicals — 0.6%
International Flavors & Fragrances, Inc.,
Gtd. Notes, 144A
3.468%	12/01/50	17	17,688
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25	47	46,748

			64,436

Commercial Services — 1.2%
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	25	24,790
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	60	69,370
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30	25	23,688

			117,848

Computers — 3.2%
Apple, Inc.,
Sr. Unsec’d. Notes
1.200%	02/08/28	100	98,511
2.950%	09/11/49	25	25,922
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
4.900%	10/01/26	50	57,698
5.300%	10/01/29	5	6,030
6.020%	06/15/26	20	23,987
6.200%	07/15/30	12	15,429
Fortinet, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/31	10	9,983
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	42,834
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	44,134

			324,528

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 1.7%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	25	$26,551
Brookfield Finance, Inc. (Canada),
Gtd. Notes
4.850%	03/29/29	25	29,449
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	15,573
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	50	49,714
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	44,511

			165,798

Electric — 11.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	51,810
Sr. Unsec’d. Notes, Series N
1.000%	11/01/25	22	21,832
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	11,293
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	26,659
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	37,960
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	12,098
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	18,507
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	49,020
2.500%	12/01/29	60	62,966
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	25	24,682
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	100	101,419
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	5,446
3.950%	06/15/25	35	38,514
4.050%	04/15/30	25	28,463
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	21,562
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	55	57,784

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	20	$22,649
Nevada Power Co.,
General Ref. Mortgage, Series DD
2.400%	05/01/30	50	51,549
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.250%	04/01/26	60	65,067
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	40	39,991
3.750%	08/15/42	50	45,601
4.550%	07/01/30	40	42,790
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	24,228
Southern California Edison Co.,
First Mortgage, SOFR + 0.640%
0.690%(c)	04/03/23	40	40,095
First Mortgage
2.850%	08/01/29	40	41,534
First Ref. Mortgage, Series B
2.400%	02/01/22	50	50,423
First Ref. Mortgage, Series C
4.125%	03/01/48	50	53,483
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	108,158

			1,155,583

Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	5	5,601

Environmental Control — 0.3%
Waste Management, Inc.,
Gtd. Notes
2.000%	06/01/29	25	25,243

Foods — 0.5%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25	45	49,605

Gas — 1.4%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	55	52,152
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	20	19,204
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	15	16,606

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	$53,354

			141,316

Healthcare-Products — 0.5%
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	15	16,230
Stryker Corp.,
Sr. Unsec’d. Notes
3.650%	03/07/28	30	33,671

			49,901

Healthcare-Services — 0.6%
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	5	5,757
Sr. Sec’d. Notes
4.125%	06/15/29	25	28,192
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	26,328

			60,277

Home Builders — 0.3%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	25	28,064

Insurance — 0.7%
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	24,735
Hanover Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.500%	09/01/30	30	30,141
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	15,960

			70,836

Internet — 1.4%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	100,035
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	24,856
Expedia Group, Inc.,
Gtd. Notes
3.600%	12/15/23	15	15,937

			140,828

Investment Companies — 0.3%
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	25	24,752

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.5%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	40	$41,977
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	10	10,147

			52,124

Machinery-Diversified — 0.5%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
3.112%	02/15/40	16	16,543
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	37,956

			54,499

Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	30	33,936
5.050%	03/30/29	50	59,105
5.375%	05/01/47	20	24,525
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62	17	15,515
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	15	16,472
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	10	12,457
5.300%	05/15/49	10	12,610

			174,620

Mining — 1.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	10	13,760
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	26,696
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
3.875%	04/27/51	25	26,236
4.125%	03/12/24	15	16,175
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	15,744
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	5	6,989

			105,600

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 1.0%
General Electric Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
0.556%(c)	05/05/26		100	$98,471

Oil & Gas — 3.9%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28		50	57,990
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27		35	39,313
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	10,295
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.500%	02/17/27	EUR	100	118,519
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		5	6,776
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		40	40,901
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27		25	26,363
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	22,005
2.150%	12/15/30		18	17,708
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26		45	48,626

				388,496

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47		20	22,917

Packaging & Containers — 0.7%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		20	21,158
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26		25	28,675
4.900%	03/15/29		15	17,990

				67,823

Pharmaceuticals — 2.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		100	107,504
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31		20	19,514

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30	45	$50,448
5.125%	07/20/45	15	19,469
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	10,085
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	40	43,418
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	34,162

			284,600

Pipelines — 7.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	10	10,609
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	46,559
5.875%	03/31/25	30	34,416
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.500%
0.655%(c)	02/18/22	50	50,097
Energy Transfer LP,
Sr. Unsec’d. Notes
4.200%	04/15/27	100	110,651
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	24,802
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	16	17,788
4.250%	02/15/48	15	17,254
4.900%	05/15/46	5	6,187
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	03/01/48	5	6,286
5.300%	12/01/34	35	43,288
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	55	60,026
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	30	34,360
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	30	32,415
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	56,455
5.200%	07/15/48	15	18,399
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	40	42,405
4.650%	10/15/25	10	11,189
5.150%	06/01/42	15	16,825

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	25	$25,384
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	28,238
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	16,490
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	30	36,514

			746,637

Private Equity — 0.3%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	27,983

Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	25,055
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	65	64,139
5.200%	02/15/49	10	12,994
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30	30	29,801
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	23,491
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	50	59,515
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	43,347
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,341
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.950%	03/15/29	20	22,712
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27	5	5,643
Piedmont Operating Partnership LP,
Gtd. Notes
3.400%	06/01/23	25	25,986
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27	20	22,141
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	50	57,712

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	20	$28,829

			426,706

Retail — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44	10	13,318
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	10	12,459

			25,777

Semiconductors — 2.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	10	11,052
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	52	58,460
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34	50	52,920
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	35	40,353
5.000%	03/15/49	50	67,523
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	40	43,606

			273,914

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	22,892

Software — 2.5%
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/27	25	28,384
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	21,792
3.500%	07/01/29	30	33,025
4.200%	10/01/28	40	46,012
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	15,723
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	20	21,008
2.950%	04/01/30	25	26,349
3.600%	04/01/50	15	15,412
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	10	9,383

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	35	$38,897

			255,985

Telecommunications — 5.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	100	103,959
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	97	96,139
3.650%	09/15/59	17	17,223
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	38,649
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	25	24,592
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28	115	116,533
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	100	102,118
2.987%	10/30/56	14	13,163

			512,376

Toys/Games/Hobbies — 0.5%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	50	54,799

Transportation — 0.5%
AP Moller - Maersk A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.750%	09/22/24	40	43,139
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	10	11,619

			54,758

TOTAL CORPORATE BONDS (cost $7,886,109)			8,080,902

MUNICIPAL BOND — 0.3%
New York
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	32,845

(cost $31,481)

U.S. TREASURY OBLIGATIONS — 14.6%
U.S. Treasury Bonds
1.875%	02/15/41	190	186,052
U.S. Treasury Notes
0.375%	01/31/26	600	588,047
0.875%	11/15/30	546	519,297
1.125%	02/15/31	100	97,109
1.625%	05/15/31	50	50,781

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.750%	07/31/21	30	$30,041

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,458,566)			1,471,327

TOTAL LONG-TERM INVESTMENTS (cost $9,376,156)			9,585,074

		Shares

SHORT-TERM INVESTMENTS — 5.4%
AFFILIATED MUTUAL FUND — 1.5%
PGIM Core Ultra Short Bond Fund (cost $149,547)(wa)		149,547	149,547

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 3.9%
U.S. Treasury Bills
0.053%	07/20/21	100	99,997
0.017%	08/31/21	200	199,986
0.020%	09/02/21	100	99,991

TOTAL U.S. TREASURY OBLIGATIONS (cost $399,988)			399,974

TOTAL SHORT-TERM INVESTMENTS (cost $549,535)			549,521

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.5% (cost $9,925,691)			10,134,595

Value

OPTIONS WRITTEN*~ — (0.0)% (premiums received $2,464)	$(909)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.5% (cost $9,923,227)	10,133,686
Liabilities in excess of other assets(z) — (0.5)%	(53,960)

NET ASSETS — 100.0%	$10,079,726

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	100	$(68)
CDX.NA.IG.36.V1, 06/20/26	Call	Credit Suisse International	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	200	(137)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,400	(279)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	200	(33)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	100	(36)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	09/15/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	100	(30)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	200	(190)
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	10/20/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	200	(136)

Total Options Written (premiums received $2,464)								$(909)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
1	10 Year U.S. Treasury Notes	Sep. 2021	$132,500	$764

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/21	Bank of America, N.A.	BRL	136	$25,606	$27,324	$1,718	$—
Expiring 08/03/21	Goldman Sachs International	BRL	136	26,821	27,231	410	—
Indian Rupee,
Expiring 09/15/21	Bank of America, N.A.	INR	3,650	49,573	48,631	—	(942)
Japanese Yen,
Expiring 08/17/21	Bank of America, N.A.	JPY	4,200	38,439	37,820	—	(619)

				$140,439	$141,006	2,128	(1,561)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/21	Goldman Sachs International	BRL	136	$26,907	$27,324	$—	$(417)
Euro,
Expiring 08/17/21	Bank of America, N.A.	EUR	288	349,842	341,829	8,013	—

				$376,749	$369,153	8,013	(417)

						$10,141	$(1,978)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
General Electric Co.	06/20/26	1.000%(Q)	100	0.718%	$616	$1,405	$789

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.36	06/20/26	1.000%(Q)	1,600	0.478%	$35,976	$41,214	$5,238

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
CNH 60	12/16/25	2.587%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$—	$(64)	$(64)
CNH 200	03/17/26	2.810%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	62	62
CNH 400	03/17/26	2.882%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	324	324
CNH 300	09/15/26	2.750%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(238)	(116)	122
EUR 160	09/15/31	0.000%(S)	6 Month EURIBOR(1)(A)	2,238	2,495	257

				$2,000	$2,701	$701

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$7,000	$—
Morgan Stanley & Co. LLC	134,000	—

Total	$141,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$8,080,902	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bond	$—	$32,845	$—
U.S. Treasury Obligations	—	1,471,327	—
Short-Term Investments
Affiliated Mutual Fund	149,547	—	—
U.S. Treasury Obligations	—	399,974	—

Total	$149,547	$9,985,048	$—

Liabilities
Options Written	$—	$(909)	$—

Other Financial Instruments*
Assets
Futures Contracts	$764	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	10,141	—
Centrally Cleared Credit Default Swap Agreements	—	6,027	—
Centrally Cleared Interest Rate Swap Agreements	—	765	—

Total	$764	$16,933	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(1,978)	$—
Centrally Cleared Interest Rate Swap Agreement	—	(64)	—

Total	$—	$(2,042)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	18.5%
Electric	11.5
Banks	8.5
Pipelines	7.4
Telecommunications	5.1
Real Estate Investment Trusts (REITs)	4.2
Oil & Gas	3.9
Airlines	3.4
Auto Manufacturers	3.2
Computers	3.2
Pharmaceuticals	2.8
Semiconductors	2.7
Software	2.5
Agriculture	1.9
Media	1.7
Diversified Financial Services	1.7
Aerospace & Defense	1.6
Affiliated Mutual Fund	1.5
Gas	1.4
Internet	1.4
Commercial Services	1.2
Beverages	1.1
Mining	1.1
Miscellaneous Manufacturing	1.0
Insurance	0.7
Packaging & Containers	0.7

Chemicals	0.6%
Healthcare-Services	0.6
Toys/Games/Hobbies	0.5
Transportation	0.5
Machinery-Diversified	0.5
Lodging	0.5
Healthcare-Products	0.5
Foods	0.5
Municipal Bond	0.3
Home Builders	0.3
Private Equity	0.3
Retail	0.3
Environmental Control	0.3
Investment Companies	0.3
Oil & Gas Services	0.2
Shipbuilding	0.2
Biotechnology	0.1
Electronics	0.1

100.5
Options Written	(0.0)*
Liabilities in excess of other assets	(0.5)

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$6,027*		—	$—
Credit contracts	—	—		Options written outstanding, at value	909
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,141		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,978
Interest rate contracts	Due from/to broker-variation margin futures	764	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps	765	*	Due from/to broker-variation margin swaps	64	*

		$17,697			$2,951

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts		$—	$—	$7,646
Foreign exchange contracts		—	(1,736)	—
Interest rate contracts		(378)	—	(215)

Total		$(378)	$(1,736)	$7,431

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$1,555	$—	$—	$4,092
Foreign exchange contracts	—	—	10,286	—
Interest rate contracts	—	447	—	(99)

Total	$1,555	$447	$10,286	$3,993

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts— Long Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)

$833,333	$128,276	$110,545

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(2)	Interest Rate Swap Agreements(1)

$281,131	$180,056

Credit Default Swap Agreements— Sell Protection(1)

$1,486,667

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$9,731	$(1,840)	$7,891	$—	$7,891
Barclays Bank PLC	—	(104)	(104)	—	(104)
Credit Suisse International	—	(200)	(200)	—	(200)
Goldman Sachs International	410	(607)	(197)	—	(197)
JPMorgan Chase Bank, N.A.	—	(136)	(136)	—	(136)

	$10,141	$(2,887)	$7,254	$—	$7,254

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $9,776,144)	$9,985,048
Affiliated investments (cost $149,547)	149,547
Foreign currency, at value (cost $856)	848
Cash	133
Deposit with broker for centrally cleared/exchange-traded derivatives	141,000
Interest receivable	66,747
Receivable for investments sold	50,135
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,141
Due from broker-variation margin futures	9,988
Due from Manager	79
Prepaid expenses	692

Total Assets	10,414,358

LIABILITIES
Payable for investments purchased	294,610
Audit fee payable	21,202
Accrued expenses and other liabilities	11,309
Payable for Portfolio shares purchased	4,165
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,978
Options written outstanding, at value (premiums received $2,464)	909
Affiliated transfer agent fee payable	433
Due to broker-variation margin swaps	26

Total Liabilities	334,632

NET ASSETS	$10,079,726

Net assets were comprised of:
Partners’ Equity	$10,079,726

Net asset value and redemption price per share, $10,079,726 / 930,414 shares of beneficial interest issued and outstanding	$10.83

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$104,234
Affiliated dividend income	95

Total income	104,329

EXPENSES
Management fee	26,060
Audit fee	22,902
Custodian and accounting fees	18,928
Legal fees and expenses	7,900
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,588
Shareholders’ reports	2,876
Pricing fees	2,750
Miscellaneous	6,721

Total expenses	96,485
Less: Fee waiver and/or expense reimbursement	(67,122)

Net expenses	29,363

NET INVESTMENT INCOME (LOSS)	74,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $21)	(15,208)
Futures transactions	(378)
Forward currency contract transactions	(1,736)
Swap agreements transactions	7,431
Foreign currency transactions	248

(9,643)

Net change in unrealized appreciation (depreciation) on:
Investments	(161,105)
Futures	447
Forward currency contracts	10,286
Options written	1,555
Swap agreements	3,993
Foreign currencies	(84)

(144,908)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(154,551)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(79,585)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$74,966	$117,307
Net realized gain (loss) on investment and foreign currency transactions	(9,643)	47,142
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(144,908)	342,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(79,585)	506,719

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [38,060 and 383,974 shares, respectively]	405,984	4,120,075
Portfolio shares purchased [6,643 and 10,923 shares, respectively]	(71,109)	(118,203)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	334,875	4,001,872

TOTAL INCREASE (DECREASE)	255,290	4,508,591
NET ASSETS:
Beginning of period	9,824,436	5,315,845

End of period	$10,079,726	$9,824,436

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST PRUDENTIAL CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.8%

CORPORATE BONDS — 95.8%
Aerospace & Defense — 2.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	100	$100,945
3.750%	02/01/50	50	51,578
7.950%	08/15/24	50	60,122
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	50	51,414
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	61,683

			325,742

Agriculture — 1.8%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	50	47,610
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	150	163,743

			211,353

Airlines — 2.0%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	50	51,877
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	16,149
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	100	117,757
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	43	43,188
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	10	10,352
4.625%	04/15/29	5	5,179

			244,502

Apparel — 0.0%
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	5	5,064

Auto Manufacturers — 1.9%
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	50	68,406
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	90	92,208
Sr. Unsec’d. Notes
2.350%	01/08/31	20	19,730
2.400%	04/10/28	40	40,593

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
2.700%	08/20/27	10	$10,394

			231,331

Auto Parts & Equipment — 0.6%
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25	60	68,922

Banks — 12.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	225	249,890
Sr. Unsec’d. Notes, Series N
3.483%(ff)	03/13/52	15	16,413
Citigroup, Inc.,
Sub. Notes
4.300%	11/20/26	175	197,718
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23	15	15,237
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26	45	44,311
1.992%(ff)	01/27/32	20	19,421
3.800%	03/15/30	25	28,128
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	130	126,416
3.782%(ff)	02/01/28	230	255,247
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	135	151,600
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	100	96,193
1.928%(ff)	04/28/32	193	187,707
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	62,215

			1,450,496

Beverages — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	62	78,425
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	15	20,625
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	73,517
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.250%	03/15/31	10	10,083
4.417%	05/25/25	80	89,817

			272,467

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.770%	09/01/53	19	$18,058
5.150%	11/15/41	16	21,018
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	10	9,116

			48,192

Building Materials — 1.9%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	25	26,010
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	19,276
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31	15	15,063
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30	20	19,513
2.000%	02/15/31	50	48,761
4.500%	05/15/47	10	12,134
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	45,210
4.300%	07/15/47	20	23,256
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	16,533

			225,756

Chemicals — 2.6%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	35	45,598
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25	40	39,786
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	25	24,970
3.375%	10/01/40	60	62,192
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	95	98,339
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	40	47,092

			317,977

Commercial Services — 2.3%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	50	59,374

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	65	$64,454
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	100	111,880
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	40	43,194

			278,902

Computers — 2.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61	100	97,816
Fortinet, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/31	50	49,916
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	96,210
HP, Inc.,
Sr. Unsec’d. Notes, 144A
1.450%	06/17/26	35	34,815

			278,757

Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	54,779
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	10	12,011

			66,790

Electric — 11.4%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	114,464
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	51,425
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	25,348
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	20	19,982
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	50	53,111
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	20	21,872
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31	40	39,971

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	20	$20,284
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	26,857
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	43,676
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	40	42,025
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	55,620
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	54,427
Liberty Utilities Finance GP 1 (Canada),
Gtd. Notes, 144A
2.050%	09/15/30	45	43,534
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	15	15,139
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	5	5,062
3.750%	06/15/24	50	53,246
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	60	59,986
4.950%	07/01/50	30	30,902
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	90	124,316
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	38,952
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	35	33,162
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	48,646
San Diego Gas & Electric Co.,
First Mortgage
5.350%	05/15/35	40	51,599
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	100	100,719
2.250%	06/01/30	25	24,672
First Ref. Mortgage
5.500%	03/15/40	10	12,522
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	34,673

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	$43,903
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	75	79,282

			1,369,377

Electronics — 0.4%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	45	45,030

Foods — 1.8%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	55	67,806
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
1.375%	11/01/27	60	58,555
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	10	9,472
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	50	50,173
3.000%	10/15/30	10	10,106
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	15	19,789

			215,901

Gas — 1.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	15	15,705
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	105	105,006

			120,711

Healthcare-Services — 2.6%
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51	10	9,840
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	10	10,031
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	30,001
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	110	121,580
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	30,271

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	$52,987
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	20,169
3.050%	05/15/41	15	15,717
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	25	25,123

			315,719

Home Builders — 0.3%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	35	36,705

Insurance — 0.3%
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	21,346
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	17,173

			38,519

Iron/Steel — 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	20	21,494

Lodging — 0.5%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	50	57,734

Machinery-Diversified — 0.3%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	30	34,846

Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	50	51,150
3.500%	06/01/41	35	35,237
3.900%	06/01/52	15	15,264
4.800%	03/01/50	20	23,042
Comcast Corp.,
Gtd. Notes
3.999%	11/01/49	70	82,440
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	56,804
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	50	54,907
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50	40	46,817

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
6.400%	12/15/35	31	$45,400

			411,061

Mining — 2.7%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	147,884
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	28,571
5.950%	03/15/24	50	55,914
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	15,744
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	40	51,626
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	25	27,587

			327,326

Miscellaneous Manufacturing — 1.9%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	111,296
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	58,589
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	64,328

			234,213

Oil & Gas — 8.4%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22	50	50,885
5.250%	06/15/37	30	35,902
5.400%	06/15/47	30	37,250
Chevron USA, Inc.,
Gtd. Notes
3.900%	11/15/24	50	54,824
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	110	123,555
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	50	55,279
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	100	105,707
3.125%	03/24/31	20	20,795

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	$58,863
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.780%(s)	10/10/36	150	78,000
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24	60	66,775
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	20	21,082
Phillips 66,
Gtd. Notes
2.150%	12/15/30	35	34,432
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	40	38,549
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	15	16,218
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	10	10,148
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	15	15,253
2.700%	04/15/23	125	129,616
4.000%	04/01/29	50	55,829

			1,008,962

Packaging & Containers — 1.6%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.690%	05/25/31	55	56,072
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
0.950%	02/15/24	30	30,062
1.570%	01/15/26	60	60,077
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	20	19,897
Sonoco Products Co.,
Sr. Unsec’d. Notes
3.125%	05/01/30	30	32,054

			198,162

Pharmaceuticals — 5.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	110	119,388
4.050%	11/21/39	15	17,413
4.250%	11/21/49	25	29,975
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	50	60,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	70	$81,476
Sr. Unsec’d. Notes
2.400%	03/15/30	100	102,104
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	57,743
1.875%	02/28/31	15	14,560
5.050%	03/25/48	50	65,023
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	33,050
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	5	5,337
4.000%	06/22/50	12	12,716

			599,235

Pipelines — 6.2%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	50	53,045
Energy Transfer LP,
Sr. Unsec’d. Notes
5.500%	06/01/27	30	35,243
6.250%	04/15/49	60	78,902
Enterprise Products Operating LLC,
Gtd. Notes
4.800%	02/01/49	30	36,944
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	20	20,435
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	32,530
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	50	55,828
5.500%	02/15/49	40	51,756
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	5,112
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	51,448
3.100%	03/15/30	75	78,419
4.350%	03/15/29	50	56,455
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.450%	12/15/24	50	52,189
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	21,094
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	50	50,769

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	25	$26,954
Western Midstream Operating LP,
Sr. Unsec’d. Notes
6.500%	02/01/50	5	5,799
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	30,412

			743,334

Real Estate Investment Trusts (REITs) — 2.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	20	22,425
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	24,049
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	70	74,164
4.000%	01/15/31	10	10,785
5.375%	11/01/23	50	54,560
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	14,322
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28	15	14,947
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	25	26,526
2.800%	06/01/31	35	36,166

			277,944

Retail — 2.1%
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	21,520
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	25	29,597
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	40	38,067
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30	40	38,744
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	30	34,225
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	40	38,461

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	$52,482

			253,096

Semiconductors — 3.0%
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	47	50,413
Gtd. Notes, 144A
2.450%	02/15/31	30	29,523
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	153	161,320
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	65	64,988
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.875%	03/01/24	50	55,047

			361,291

Software — 0.8%

Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	62,855
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	10,274
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	20	19,690

			92,819

Telecommunications — 5.5%

AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	202,149
Sr. Unsec’d. Notes, 144A
3.650%	09/15/59	98	99,286
Sprint Corp.,
Gtd. Notes
7.625%	03/01/26	100	122,335
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
4.500%	04/15/50	55	65,428
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	60	61,389
2.650%	11/20/40	100	96,482
4.522%	09/15/48	15	18,516

			665,585

Transportation — 0.2%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	25	29,047

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	$19,842
1.700%	06/15/26	30	30,208

			50,050

TOTAL CORPORATE BONDS (cost $11,268,060)			11,534,412

MUNICIPAL BONDS — 1.2%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs
4.839%	01/01/41	30	39,832

Illinois — 0.4%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	40	47,056

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	24,638

Pennsylvania — 0.3%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	25	35,707

TOTAL MUNICIPAL BONDS (cost $139,057)			147,233

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bonds
1.250%	05/15/50	120	97,969

(cost $115,141)

TOTAL LONG-TERM INVESTMENTS (cost $11,522,258)			11,779,614

	Shares	Value

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $58,472)(wa)	58,472	$58,472

TOTAL INVESTMENTS—98.3% (cost $11,580,730)		11,838,086

Other assets in excess of liabilities(z) — 1.7%		201,072

NET ASSETS — 100.0%		$12,039,158

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4	2 Year U.S. Treasury Notes	Sep. 2021	$881,281	$(1,450)
5	5 Year U.S. Treasury Notes	Sep. 2021	617,149	(2,271)
1	20 Year U.S. Treasury Bonds	Sep. 2021	160,750	3,725

				4

Short Positions:
2	10 Year U.S. Treasury Notes	Sep. 2021	265,000	(1,424)
3	10 Year U.S. Ultra Treasury Notes	Sep. 2021	441,609	(8,324)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	770,750	(36,881)

				(46,629)

				$(46,625)

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

J.P. Morgan Securities LLC	$160,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$11,534,412	$—
Municipal Bonds	—	147,233	—
U.S. Treasury Obligation	—	97,969	—
Short-Term Investment
Affiliated Mutual Fund	58,472	—	—

Total	$58,472	$11,779,614	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,725	$—	$—

Liabilities
Futures Contracts	$(50,350)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	12.1%
Electric	11.4
Oil & Gas	8.4
Pipelines	6.2
Telecommunications	5.5
Pharmaceuticals	5.0
Media	3.4
Semiconductors	3.0
Mining	2.7
Aerospace & Defense	2.7
Chemicals	2.6
Healthcare-Services	2.6
Commercial Services	2.3
Computers	2.3
Real Estate Investment Trusts (REITs)	2.3
Beverages	2.3
Retail	2.1
Airlines	2.0

Miscellaneous Manufacturing	1.9%
Auto Manufacturers	1.9
Building Materials	1.9
Foods	1.8
Agriculture	1.8
Packaging & Containers	1.6
Municipal Bonds	1.2
Gas	1.0
U.S. Treasury Obligation	0.8
Software	0.8
Auto Parts & Equipment	0.6
Diversified Financial Services	0.6
Affiliated Mutual Fund	0.5
Lodging	0.5
Trucking & Leasing	0.4
Biotechnology	0.4
Electronics	0.4
Insurance	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Home Builders	0.3%
Machinery-Diversified	0.3
Transportation	0.2
Iron/Steel	0.2
Apparel	0.0 *

98.3
Other assets in excess of liabilities	1.7

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$3,725	*	Due from/to broker-variation margin futures	$50,350	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$109,369

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(60,553)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$1,908,034	$1,380,718

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $11,522,258)	$11,779,614
Affiliated investments (cost $58,472)	58,472
Deposit with broker for centrally cleared/exchange-traded derivatives	160,000
Dividends and interest receivable	95,584
Due from Manager	275
Prepaid expenses	693

Total Assets	12,094,638

LIABILITIES
Audit fee payable	21,233
Payable for investments purchased	14,991
Custodian and accounting fees payable	8,338
Due to broker-variation margin futures	5,361
Payable for Portfolio shares purchased	4,600
Accrued expenses and other liabilities	524
Affiliated transfer agent fee payable	433

Total Liabilities	55,480

NET ASSETS	$12,039,158

Net assets were comprised of:
Partners’ Equity	$12,039,158

Net asset value and redemption price per share, $12,039,158 / 1,103,170 shares of beneficial interest issued and outstanding	$10.91

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$143,196
Affiliated dividend income	506

Total income	143,702

EXPENSES
Management fee	26,832
Audit fee	22,933
Custodian and accounting fees	17,735
Legal fees and expenses	7,724
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,595
Pricing fees	2,750
Shareholders’ reports	1,706
Miscellaneous	6,621

Total expenses	94,656
Less: Fee waiver and/or expense reimbursement	(59,525)

Net expenses	35,131

NET INVESTMENT INCOME (LOSS)	108,571

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $10)	(142)
Futures transactions	109,369

109,227

Net change in unrealized appreciation (depreciation) on:
Investments	(205,080)
Futures	(60,553)

(265,633)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(156,406)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(47,835)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$108,571	$152,169
Net realized gain (loss) on investment transactions	109,227	(12,054)
Net change in unrealized appreciation (depreciation) on investments	(265,633)	458,713

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,835)	598,828

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [43,260 and 511,120 shares, respectively]	468,498	5,440,632
Portfolio shares purchased [8,323 and 6,179 shares, respectively]	(89,620)	(64,896)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	378,878	5,375,736

TOTAL INCREASE (DECREASE)	331,043	5,974,564
NET ASSETS:
Beginning of period	11,708,115	5,733,551

End of period	$12,039,158	$11,708,115

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 70.9%

AFFILIATED MUTUAL FUNDS — 23.7%
AST High Yield Portfolio*	290,714	$3,552,526
AST Prudential Core Bond Portfolio*	1,625,133	22,686,851
AST QMA US Equity Alpha Portfolio*	80,059	3,227,192
PGIM Select Real Estate Fund	223,655	3,227,345

TOTAL AFFILIATED MUTUAL FUNDS (cost $27,568,055)(wd)		32,693,914

COMMON STOCKS — 21.6%
Aerospace & Defense — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	19,746	33,432

Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	9,305	633,721
DSV Panalpina A/S (Denmark)	2,636	615,460

		1,249,181

Airlines — 0.0%
Deutsche Lufthansa AG (Germany)*	4,701	53,120

Auto Components — 0.0%
Hankook Tire & Technology Co. Ltd. (South Korea)	1,270	58,281

Automobiles — 0.0%
Ford Otomotiv Sanayi A/S (Turkey)	3,382	66,383

Banks — 1.8%
Banco do Brasil SA (Brazil)	11,800	76,202
Bank of Communications Co. Ltd. (China) (Class H Stock)	103,000	69,267
Bank of Montreal (Canada)	700	71,751
Bank of Nova Scotia (The) (Canada)	2,300	149,585
Canadian Imperial Bank of Commerce (Canada)	1,400	159,369
Chiba Bank Ltd. (The) (Japan)	5,300	32,051
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	58,000	22,943
DBS Group Holdings Ltd. (Singapore)	3,100	69,228
Hana Financial Group, Inc. (South Korea)	14,865	609,952
Industrial Bank of Korea (South Korea)	7,001	65,422
KB Financial Group, Inc. (South Korea)	5,091	252,745
National Bank of Canada (Canada)	1,200	89,806
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,700	68,604
Royal Bank of Canada (Canada)	1,400	141,841
Shinhan Financial Group Co. Ltd. (South Korea)	4,045	146,061
Toronto-Dominion Bank (The) (Canada)	2,100	147,166
Turkiye Garanti Bankasi A/S (Turkey)	18,357	17,536
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	6,245	3,661
United Overseas Bank Ltd. (Singapore)	3,552	68,472
Woori Financial Group, Inc. (South Korea)	14,591	148,648

		2,410,310

Beverages — 0.0%
Coca-Cola HBC AG (Russia)*	1,853	67,250

	Shares	Value

COMMON STOCKS (continued)
Building Products — 0.1%
Geberit AG (Switzerland)	142	$106,644

Capital Markets — 0.8%
Credit Suisse Group AG (Switzerland)	17,943	188,313
Hargreaves Lansdown PLC (United Kingdom)	1,872	41,283
Korea Investment Holdings Co. Ltd. (South Korea)	61	5,596
Meritz Securities Co. Ltd. (South Korea)	36,376	153,006
Mirae Asset Securities Co. Ltd. (South Korea)	12,860	108,098
NH Investment & Securities Co. Ltd. (South Korea)	12,766	146,548
Nomura Holdings, Inc. (Japan)	10,600	54,170
Partners Group Holding AG (Switzerland)	53	80,404
Samsung Securities Co. Ltd. (South Korea)	3,300	131,904
Singapore Exchange Ltd. (Singapore)	17,500	145,573
UBS Group AG (Switzerland)	4,288	65,665

		1,120,560

Chemicals — 0.2%
PhosAgro PJSC (Russia), GDR	3,731	75,825
Yara International ASA (Brazil)	3,585	188,787

		264,612

Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	6,000	71,180

Construction Materials — 0.1%
James Hardie Industries PLC, CDI	1,997	68,047

Containers & Packaging — 0.1%
Klabin SA (Brazil), UTS*	16,000	84,217

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	9,809
ORIX Corp. (Japan)	2,700	45,601

		55,410

Diversified Telecommunication Services — 0.5%
Nippon Telegraph & Telephone Corp. (Japan)	21,100	549,073
Proximus SADP (Belgium)	1,939	37,434
Telenor ASA (Norway)	3,652	61,679

		648,186

Electric Utilities — 1.0%
Centrais Eletricas Brasileiras SA (Brazil)	14,700	127,529
Chubu Electric Power Co., Inc. (Japan)	1,000	12,215
CPFL Energia SA (Brazil)	24,400	131,767
Endesa SA (Spain)	1,710	41,544
Enel SpA (Italy)	6,749	62,888
Energisa SA (Brazil), UTS	17,700	164,979
Equatorial Energia SA (Brazil)	14,900	74,533
Fortum OYJ (Finland)	21,469	592,553
Iberdrola SA (Spain)	5,080	61,935

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Inter RAO UES PJSC (Russia)	341,000	$21,874
Red Electrica Corp. SA (Spain)	2,427	45,114

		1,336,931

Electrical Equipment — 0.1%
ABB Ltd. (Switzerland)	2,819	95,814

Electronic Equipment, Instruments & Components — 0.5%
AU Optronics Corp. (Taiwan)	82,000	67,179
Delta Electronics, Inc. (Taiwan)	7,000	76,306
Foxconn Technology Co. Ltd. (Taiwan)	17,000	40,232
Hon Hai Precision Industry Co. Ltd. (Taiwan)	25,000	100,844
Innolux Corp. (Taiwan)*	164,000	123,257
Synnex Technology International Corp. (Taiwan)	68,000	124,252
WPG Holdings Ltd. (Taiwan)	37,000	67,974
Zhen Ding Technology Holding Ltd. (Taiwan)	19,000	71,809

		671,853

Entertainment — 0.5%
Capcom Co. Ltd. (Japan)	1,200	35,134
CD Projekt SA (Poland)	519	25,240
Nintendo Co. Ltd. (Japan)	100	57,997
Ubisoft Entertainment SA (France)*	647	45,341
Vivendi SE (France)	14,192	476,684

		640,396

Equity Real Estate Investment Trusts (REITs) — 0.0%
Covivio (France)	53	4,542
Gecina SA (France)	46	7,045

		11,587

Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	2,000	73,492
Empire Co. Ltd. (Canada) (Class A Stock)	2,100	66,239
Etablissements Franz Colruyt NV (Belgium)	164	9,186
George Weston Ltd. (Canada)	300	28,594
Koninklijke Ahold Delhaize NV (Netherlands)	20,548	610,541
Loblaw Cos. Ltd. (Canada)	1,300	80,007
Metro, Inc. (Canada)	800	38,354

		906,413

Food Products — 0.2%
JBS SA	52,000	305,175
Nestle Malaysia Bhd (Malaysia)	900	28,901

		334,076

Gas Utilities — 0.1%
Naturgy Energy Group SA (Spain)	2,383	61,369
Osaka Gas Co. Ltd. (Japan)	400	7,444

		68,813

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies — 0.5%
Coloplast A/S (Denmark) (Class B Stock)	415	$68,168
GN Store Nord A/S (Denmark)	270	23,630
Hartalega Holdings Bhd (Malaysia)	40,600	71,992
Hoya Corp. (Japan)	500	65,965
Koninklijke Philips NV (Netherlands)	1,163	57,675
Kossan Rubber Industries (Malaysia)	78,400	60,690
Supermax Corp. Bhd (Malaysia)	56,733	44,954
Top Glove Corp. Bhd (Malaysia)	261,900	262,364

		655,438

Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	993	63,414
Iida Group Holdings Co. Ltd. (Japan)	3,000	77,289
Nien Made Enterprise Co. Ltd. (Taiwan)	6,000	89,128
Persimmon PLC (United Kingdom)	1,323	54,403
Rinnai Corp. (Japan)	200	19,031
Sharp Corp. (Japan)	4,900	80,709

		383,974

Independent Power & Renewable Electricity Producers — 0.1%
China Power International Development Ltd. (China)	123,000	26,980
Engie Brasil Energia SA (Brazil)	9,000	70,823

		97,803

Industrial Conglomerates — 0.3%
CITIC Ltd. (China)	14,000	15,078
CJ Corp. (South Korea)	480	45,667
CK Hutchison Holdings Ltd. (United Kingdom)	8,500	66,153
Jardine Matheson Holdings Ltd. (Hong Kong)	2,100	133,946
KOC Holding A/S (Turkey)	27,967	58,937
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	74,097	65,129

		384,910

Insurance — 1.0%
Aegon NV (Netherlands)	14,436	60,071
Ageas SA/NV (Belgium)	3,482	193,117
Assicurazioni Generali SpA (Italy)	3,272	65,718
DB Insurance Co. Ltd. (South Korea)	1,593	77,525
Direct Line Insurance Group PLC (United Kingdom)	15,032	59,702
Fairfax Financial Holdings Ltd. (Canada)	300	131,559
Great-West Lifeco, Inc. (Canada)	2,700	80,199
iA Financial Corp., Inc. (Canada)	1,400	76,223
Intact Financial Corp. (Canada)	600	81,515
Japan Post Insurance Co. Ltd. (Japan)	3,600	66,681
Manulife Financial Corp. (Canada)	3,800	74,798
NN Group NV (Netherlands)	2,642	124,880
Poste Italiane SpA (Italy), 144A	4,703	62,182
Power Corp. of Canada (Canada)	5,200	164,356
SCOR SE (France)*	1,190	37,897

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Sun Life Financial, Inc. (Canada)	1,200	$61,878

		1,418,301

Interactive Media & Services — 0.0%
Auto Trader Group PLC (United Kingdom), 144A*	2,445	21,433

IT Services — 1.8%
Atos SE (France)	822	50,083
Fujitsu Ltd. (Japan)	800	149,892
HCL Technologies Ltd. (India)	36,442	484,072
Infosys Ltd. (India)	3,348	71,115
Itochu Techno-Solutions Corp. (Japan)	2,000	61,913
Larsen & Toubro Infotech Ltd. (India), 144A	2,392	131,478
NEC Corp. (Japan)	1,400	72,043
Nomura Research Institute Ltd. (Japan)	8,700	287,855
Obic Co. Ltd. (Japan)	200	37,291
Otsuka Corp. (Japan)	1,200	62,988
Tata Consultancy Services Ltd. (India)	4,286	193,410
Tech Mahindra Ltd. (India)	22,181	327,952
Wipro Ltd. (India)	69,659	513,346

		2,443,438

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	800	55,245

Life Sciences Tools & Services — 0.1%
Divi’s Laboratories Ltd. (India)*	1,327	78,955

Machinery — 0.1%
Epiroc AB (Sweden) (Class B Stock)	243	4,777
Kone OYJ (Finland) (Class B Stock)	235	19,173
Schindler Holding AG (Switzerland)	245	71,677
Schindler Holding AG (Switzerland) (Part. Cert.)	237	72,604

		168,231

Marine — 0.7%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	62	172,606
AP Moller - Maersk A/S (Denmark) (Class B Stock)	150	432,200
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	17,000	121,381
Wan Hai Lines Ltd. (Taiwan)	9,000	104,508
Yang Ming Marine Transport Corp. (Taiwan)*	15,000	99,025

		929,720

Media — 0.1%
CyberAgent, Inc. (Japan)	900	19,278
Publicis Groupe SA (France)	1,611	103,146

		122,424

Metals & Mining — 2.5%
African Rainbow Minerals Ltd. (South Africa)	1,253	22,479
Alrosa PJSC (Russia)	88,050	162,162
BHP Group Ltd. (Australia)	2,190	80,206

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
BHP Group PLC (Australia)	2,590	$76,733
BlueScope Steel Ltd. (Australia)	6,513	107,984
Cia Siderurgica Nacional SA (Brazil)	6,200	54,548
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	75,627	156,953
Evolution Mining Ltd. (Australia)	11,362	38,554
Evraz PLC (Russia)	28,048	230,839
Fortescue Metals Group Ltd. (Australia)	32,047	563,432
Impala Platinum Holdings Ltd. (South Africa)	3,604	59,572
Kumba Iron Ore Ltd. (South Africa)	1,841	82,602
MMC Norilsk Nickel PJSC (Russia)	1,024	347,232
Newcrest Mining Ltd. (Australia)	2,093	39,924
Norsk Hydro ASA (Norway)	11,002	70,395
Novolipetsk Steel PJSC (Russia)	70,890	223,214
Polyus PJSC (Russia)	734	142,482
Rio Tinto Ltd. (Australia)	1,682	160,542
Rio Tinto PLC (Australia)	1,818	150,523
Severstal PAO (Russia)	24,451	525,210
South32 Ltd. (Australia)	28,404	62,589
Vale SA (Brazil)	4,600	104,545

		3,462,720

Multiline Retail — 0.1%
Wesfarmers Ltd. (Australia)	3,034	134,653

Oil, Gas & Consumable Fuels — 0.7%
BP PLC (United Kingdom)	11,963	52,383
ENEOS Holdings, Inc. (Japan)	71,300	299,075
Equinor ASA (Norway)	3,272	69,583
Idemitsu Kosan Co. Ltd. (Japan)	2,700	65,335
Inpex Corp. (Japan)	9,800	73,361
OMV AG (Austria)	2,141	122,669
Repsol SA (Spain)	4,999	62,753
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	3,289	66,033
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,475	67,519
TotalEnergies SE (France)	1,496	67,761
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	42,000	56,530

		1,003,002

Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	4,800	57,807

Pharmaceuticals — 0.8%
AstraZeneca PLC (United Kingdom)	662	79,585
Cipla Ltd. (India)*	5,242	68,772
Dr. Reddy’s Laboratories Ltd. (India)	1,060	77,690
GlaxoSmithKline PLC (United Kingdom)	5,083	99,958
Hikma Pharmaceuticals PLC (Jordan)	4,339	146,772
Ipca Laboratories Ltd. (India)	1,498	40,953
Ipsen SA (France)	677	70,471
Novartis AG (Switzerland)	756	68,909
Novo Nordisk A/S (Denmark) (Class B Stock)	829	69,471
Orion OYJ (Finland) (Class B Stock)	3,242	139,514
Richter Gedeon Nyrt (Hungary)	2,154	57,382

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland)	191	$71,966
Sun Pharmaceutical Industries Ltd. (India)	7,508	68,473
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	6,307	62,439
Torrent Pharmaceuticals Ltd. (India)	689	26,966

		1,149,321

Professional Services — 0.5%
Randstad NV (Netherlands)	6,747	517,032
Wolters Kluwer NV (Netherlands)	1,842	185,285

		702,317

Real Estate Management & Development — 0.8%
Agile Group Holdings Ltd. (China)	80,000	103,831
Aldar Properties PJSC (United Arab Emirates)	63,302	65,881
China Aoyuan Group Ltd. (China)	6,000	5,074
China Evergrande Group (China)	13,000	16,959
China Overseas Land & Investment Ltd. (China)	24,500	55,551
CK Asset Holdings Ltd. (Hong Kong)	9,000	62,042
Emaar Properties PJSC (United Arab Emirates)	55,684	63,137
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	38,800	44,363
Hang Lung Properties Ltd. (Hong Kong)	15,000	36,435
Henderson Land Development Co. Ltd. (Hong Kong)	6,900	32,691
Hongkong Land Holdings Ltd. (Hong Kong)	2,700	12,861
Hopson Development Holdings Ltd. (China)	6,000	27,562
Kaisa Group Holdings Ltd. (China)*	116,000	43,951
KWG Group Holdings Ltd. (China)	42,000	56,298
Logan Group Co. Ltd. (China)	39,000	58,538
New World Development Co. Ltd. (Hong Kong)	5,000	25,965
Sino Land Co. Ltd. (Hong Kong)	8,000	12,605
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	29,764
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	142,393
Swire Properties Ltd. (Hong Kong)	8,400	25,080
Wharf Holdings Ltd. (The) (China)	19,000	72,323
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	15,000	87,118
Yuexiu Property Co. Ltd. (China)	18,400	19,405

		1,099,827

Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	600	63,306
Canadian Pacific Railway Ltd. (Canada)	1,100	84,585

		147,891

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment — 1.4%
ASE Technology Holding Co. Ltd. (Taiwan)	17,000	$68,512
ASMedia Technology, Inc. (Taiwan)	1,000	48,559
Disco Corp. (Japan)	100	30,435
Globalwafers Co. Ltd. (Taiwan)	2,000	66,263
MediaTek, Inc. (Taiwan)	2,000	69,240
Nanya Technology Corp. (Taiwan)	18,000	51,673
Novatek Microelectronics Corp. (Taiwan)	28,000	502,741
Phison Electronics Corp. (Taiwan)	9,000	155,873
Powertech Technology, Inc. (Taiwan)	30,000	116,060
Realtek Semiconductor Corp. (Taiwan)	8,000	145,123
SK Hynix, Inc. (South Korea)	1,353	153,716
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7,000	149,632
Tokyo Electron Ltd. (Japan)	200	86,648
United Microelectronics Corp. (Taiwan)	64,000	122,389
Vanguard International Semiconductor Corp. (Taiwan)	26,000	110,582
Win Semiconductors Corp. (Taiwan)	5,000	67,564

		1,945,010

Software — 0.1%
Oracle Corp. (Japan)	500	38,223
Trend Micro, Inc. (Japan)	1,000	52,363

		90,586

Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	57,915	68,284
Industria de Diseno Textil SA (Spain)	1,646	58,037
Kingfisher PLC (United Kingdom)	13,583	68,763
Mr. Price Group Ltd. (South Africa)	5,034	74,310

		269,394

Technology Hardware, Storage & Peripherals — 0.6%
Acer, Inc. (Taiwan)	56,000	59,173
Advantech Co. Ltd. (Taiwan)	4,798	59,428
Asustek Computer, Inc. (Taiwan)*	14,000	187,139
Catcher Technology Co. Ltd. (Taiwan)	10,000	65,510
Compal Electronics, Inc. (Taiwan)	80,000	64,273
Inventec Corp. (Taiwan)	75,000	70,769
Lite-On Technology Corp. (Taiwan)	59,000	122,043
Micro-Star International Co. Ltd. (Taiwan)	11,000	62,405
Pegatron Corp. (Taiwan)	25,000	61,885
Quanta Computer, Inc. (Taiwan)	20,000	62,966
Wistron Corp. (Taiwan)	61,000	67,949

		883,540

Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)*	2,217	63,549
Feng TAY Enterprise Co. Ltd. (Taiwan)	7,200	63,208
Pandora A/S (Denmark)	490	65,878

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Pou Chen Corp. (Taiwan)	83,000	$117,109

		309,744

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	1,253	48,680
Imperial Brands PLC (United Kingdom)	2,824	60,885
Swedish Match AB (Sweden)	35,070	299,322

		408,887

Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	1,900	54,266
Marubeni Corp. (Japan)	5,800	50,590

		104,856

Transportation Infrastructure — 0.0%
International Container Terminal Services, Inc. (Philippines)	6,100	20,468

Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	17,900	131,646

Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	3,900	121,502
SoftBank Corp. (Japan)	25,800	337,466
SoftBank Group Corp. (Japan)	700	48,834
Turkcell Iletisim Hizmetleri A/S (Turkey)	12,050	22,287
Vodacom Group Ltd. (South Africa)	6,950	62,671

		592,760

TOTAL COMMON STOCKS (cost $24,687,452)		29,696,997

EXCHANGE-TRADED FUNDS — 24.9%
Financial Select Sector SPDR Fund	62,300	2,285,787
Invesco DB Base Metals Fund*	65,000	1,314,300
Invesco QQQ Trust Series 1	12,260	4,345,312
iShares 10-20 Year Treasury Bond ETF	1,500	220,425
iShares 1-3 Year Treasury Bond ETF	18,400	1,585,344
iShares 20+ Year Treasury Bond ETF	4,300	620,705
iShares 3-7 Year Treasury Bond ETF	14,270	1,862,663
iShares 7-10 Year Treasury Bond ETF	3,750	433,087
iShares Core S&P 500 ETF	13,800	5,932,896
iShares Core U.S. Aggregate Bond ETF	37,300	4,301,809
iShares MSCI EAFE ETF	62,400	4,922,112
iShares Russell 2000 ETF	20,600	4,725,022
Materials Select Sector SPDR Fund	2,300	189,313
SPDR S&P Biotech ETF	3,100	419,740
Technology Select Sector SPDR Fund	4,600	679,236
Vanguard FTSE Europe ETF	7,200	484,272

TOTAL EXCHANGE-TRADED FUNDS (cost $28,273,629)		34,322,023

PREFERRED STOCKS — 0.7%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	650	66,549

	Shares	Value

PREFERRED STOCKS (continued)
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	36,500	$317,535
Cia Energetica de Minas Gerais (Brazil) (PRFC)	86,069	210,077
Cia Paranaense de Energia (Brazil) (PRFC B)	198,900	235,938

		763,550

Metals & Mining — 0.1%
Bradespar SA (Brazil) (PRFC)	5,300	79,258

TOTAL PREFERRED STOCKS (cost $807,581)		909,357

TOTAL LONG-TERM INVESTMENTS (cost $81,336,717)		97,622,291

SHORT-TERM INVESTMENTS — 28.9%

AFFILIATED MUTUAL FUND — 27.1%
PGIM Core Ultra Short Bond Fund (cost $37,294,210)(wd)	37,294,210	37,294,210

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 1.8%
U.S. Treasury Bills
0.044%	09/16/21	2,550	2,549,755

(cost $2,549,759)
TOTAL SHORT-TERM INVESTMENTS (cost $39,843,969)			39,843,965

TOTAL INVESTMENTS — 99.8% (cost $121,180,686)			137,466,256

Other assets in excess of liabilities(z) — 0.2%			334,992

NET ASSETS — 100.0%			$137,801,248

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	CAC40 10 Euro	Sep. 2021	$462,229	$(9,363)
2	DAX Index	Sep. 2021	920,616	(3,324)
5	Mini MSCI EAFE Index	Sep. 2021	576,025	(15,236)
1	Mini MSCI Emerging Markets Index	Sep. 2021	68,240	(257)
176	S&P 500 E-Mini Index	Sep. 2021	37,739,680	461,081

				$432,901

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$2,499,760
Morgan Stanley & Co. LLC	—	49,995

Total	$—	$2,549,755

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds.	$32,693,914	$—	$—
Common Stocks
Aerospace & Defense	—	33,432	—
Air Freight & Logistics	—	1,249,181	—
Airlines	—	53,120	—
Auto Components	—	58,281	—
Automobiles	—	66,383	—
Banks	835,720	1,574,590	—
Beverages	—	67,250	—
Building Products	—	106,644	—
Capital Markets	—	1,120,560	—
Chemicals	—	264,612	—
Communications Equipment	—	71,180	—
Construction Materials	—	68,047	—
Containers & Packaging	84,217	—	—
Diversified Financial Services	9,809	45,601	—
Diversified Telecommunication Services	—	648,186	—
Electric Utilities	498,808	838,123	—
Electrical Equipment.	—	95,814	—
Electronic Equipment, Instruments & Components	—	671,853	—
Entertainment	—	640,396	—
Equity Real Estate Investment Trusts (REITs)	—	11,587	—
Food & Staples Retailing	286,686	619,727	—

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Food Products	$305,175	$28,901	$—
Gas Utilities	—	68,813	—
Health Care Equipment & Supplies	—	655,438	—
Household Durables	—	383,974	—
Independent Power & Renewable Electricity Producers	70,823	26,980	—
Industrial Conglomerates	—	384,910	—
Insurance	670,528	747,773	—
Interactive Media & Services	—	21,433	—
IT Services	—	2,443,438	—
Leisure Products	—	55,245	—
Life Sciences Tools & Services	—	78,955	—
Machinery	—	168,231	—
Marine.	—	929,720	—
Media	—	122,424	—
Metals & Mining	159,093	3,303,627	—
Multiline Retail	—	134,653	—
Oil, Gas & Consumable Fuels	—	1,003,002	—
Paper & Forest Products	57,807	—	—
Pharmaceuticals	62,439	1,086,882	—
Professional Services	—	702,317	—
Real Estate Management & Development	—	1,099,827	—
Road & Rail	147,891	—	—
Semiconductors & Semiconductor Equipment	—	1,945,010	—
Software	—	90,586	—
Specialty Retail	—	269,394	—
Technology Hardware, Storage & Peripherals	—	883,540	—
Textiles, Apparel & Luxury Goods.	—	309,744	—
Tobacco	—	408,887	—
Trading Companies & Distributors	—	104,856	—
Transportation Infrastructure	—	20,468	—
Water Utilities.	131,646	—	—
Wireless Telecommunication Services	—	592,760	—
Exchange-Traded Funds	34,322,023	—	—
Preferred Stocks
Automobiles	—	66,549	—
Electric Utilities	763,550	—	—
Metals & Mining	79,258	—	—
Short-Term Investments
Affiliated Mutual Fund	37,294,210	—	—
U.S. Treasury Obligation	—	2,549,755	—

Total	$108,473,597	$28,992,659	$—

Other Financial Instruments*
Assets
Futures Contracts	$461,081	$—	$—

Liabilities
Futures Contracts	$(28,180)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds	50.8%

Exchange-Traded Funds	24.9%

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Metals & Mining	2.6%
U.S. Treasury Obligation	1.8
IT Services	1.8
Banks	1.8
Electric Utilities	1.6
Semiconductors & Semiconductor Equipment	1.4
Insurance	1.0
Air Freight & Logistics	0.9
Pharmaceuticals	0.8
Capital Markets	0.8
Real Estate Management & Development	0.8
Oil, Gas & Consumable Fuels	0.7
Marine	0.7
Food & Staples Retailing	0.7
Technology Hardware, Storage & Peripherals	0.6
Professional Services	0.5
Electronic Equipment, Instruments & Components	0.5
Health Care Equipment & Supplies	0.5
Diversified Telecommunication Services	0.5
Entertainment	0.5
Wireless Telecommunication Services	0.4
Tobacco	0.3
Industrial Conglomerates	0.3
Household Durables	0.3
Food Products	0.2
Textiles, Apparel & Luxury Goods	0.2
Specialty Retail	0.2
Chemicals	0.2
Machinery	0.1
Road & Rail	0.1
Multiline Retail	0.1
Water Utilities	0.1
Media	0.1
Building Products	0.1
Trading Companies & Distributors	0.1
Independent Power & Renewable Electricity Producers	0.1
Electrical Equipment	0.1
Software	0.1
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
Communications Equipment	0.1
Gas Utilities	0.1
Construction Materials	0.1
Automobiles	0.0	*
Beverages	0.0	*
Auto Components	0.0	*
Paper & Forest Products	0.0	*
Diversified Financial Services	0.0	*
Leisure Products	0.0	*
Airlines	0.0	*
Aerospace & Defense	0.0	*
Interactive Media & Services	0.0	*
Transportation Infrastructure	0.0	*

Equity Real Estate Investment Trusts (REITs)	0.0	*%

	99.8
Other assets in excess of liabilities	0.2

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$461,081	*	Due from/to broker-variation margin futures	$28,180	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$5,211,302

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(546,667)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$36,245,008

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Affiliated investments (cost $64,862,265)	$69,988,124
Unaffiliated investments (cost $56,318,421)	67,478,132
Foreign currency, at value (cost $321,379)	318,984
Dividends and interest receivable	112,474
Tax reclaim receivable	54,283
Due from broker-variation margin futures	50,702
Receivable for Portfolio shares sold	14,278
Receivable from affiliate	1,742
Receivable for investments sold	22
Prepaid expenses and other assets	6,214

Total Assets	138,024,955

LIABILITIES
Foreign capital gains tax liability accrued	104,689
Custodian and accounting fees payable	44,773
Management fee payable	33,730
Payable to affiliate	27,024
Accrued expenses and other liabilities	4,890
Distribution fee payable	4,456
Payable for Portfolio shares purchased	2,332
Due to broker-variation margin futures	1,380
Affiliated transfer agent fee payable	433

Total Liabilities	223,707

NET ASSETS	$137,801,248

Net assets were comprised of:
Partners’ Equity	$137,801,248

Net asset value and redemption price per share, $137,801,248 / 8,132,785 outstanding shares of beneficial interest	$16.94

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $76,854 foreign withholding tax, of which $12,363 is reimbursable by an affiliate)	$829,421
Affiliated dividend income	32,594
Interest income	626
Income from securities lending, net (including affiliated income of $40)	160

Total income	862,801

EXPENSES
Management fee	521,094
Distribution fee	166,484
Custodian and accounting fees	79,661
Audit fee	22,756
Legal fees and expenses	8,008
Trustees’ fees	5,435
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,595
Shareholders’ reports	2,879
Miscellaneous	18,806

Total expenses	828,718
Less: Fee waiver and/or expense reimbursement	(158,021)
Distribution fee waiver	(35,993)

Net expenses	634,704

NET INVESTMENT INCOME (LOSS)	228,097

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $344,880) (net of foreign capital gains taxes $(30,386))	3,840,405
Futures transactions	5,211,302
Foreign currency transactions	(17,378)

9,034,329

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $148,343) (net of change in foreign capital gains taxes $(2,519))	2,922,562
Futures	(546,667)
Foreign currencies	(4,246)

2,371,649

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	11,405,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,634,075

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$228,097	$504,333
Net realized gain (loss) on investment and foreign currency transactions	9,034,329	9,895,598
Net capital gain distributions received	—	3,222
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,371,649	2,599,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,634,075	13,002,931

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [135,871 and 825,977 shares, respectively]	2,224,786	11,339,801
Portfolio shares issued in merger [0 and 1,814,358 shares, respectively]	—	23,133,070
Portfolio shares purchased [425,079 and 913,948 shares, respectively]	(6,908,537)	(12,316,011)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,683,751)	22,156,860

TOTAL INCREASE (DECREASE)	6,950,324	35,159,791
NET ASSETS:
Beginning of period	130,850,924	95,691,133

End of period	$137,801,248	$130,850,924

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.8%

COMMON STOCKS — 89.6%
Australia — 8.0%
Australia & New Zealand Banking Group Ltd.	10,317	$218,303
BHP Group Ltd.	13,641	499,585
BHP Group PLC	25,881	766,764
BlueScope Steel Ltd.	2,315	38,382
Brambles Ltd.	15,599	134,356
Commonwealth Bank of Australia	14,578	1,095,614
Fortescue Metals Group Ltd.	27,430	482,259
Goodman Group, REIT	42,541	674,754
Medibank Private Ltd.	11,316	26,845
National Australia Bank Ltd.	10,631	209,707
Newcrest Mining Ltd.	3,869	73,801
REA Group Ltd.	215	27,366
Rio Tinto Ltd.	1,707	162,929
Rio Tinto PLC	11,623	962,337
Sonic Healthcare Ltd.	9,472	273,356
Stockland, REIT.	136,780	477,319
Tabcorp Holdings Ltd.	23,290	90,629
Telstra Corp. Ltd.	19,358	54,729
Wesfarmers Ltd.	5,001	221,951
WiseTech Global Ltd.	1,346	32,238

		6,523,224

Austria — 0.7%
ANDRITZ AG	1,845	104,332
OMV AG	7,626	436,933

		541,265

Belgium — 0.7%
Ageas SA/NV	7,022	389,451
Etablissements Franz Colruyt NV	2,013	112,752
Proximus SADP	1,382	26,681
UCB SA	590	61,539

		590,423

Brazil — 0.1%
Yara International ASA	899	47,342

China — 0.6%
Wilmar International Ltd.	139,973	470,892

Denmark — 1.9%
AP Moller - Maersk A/S (Class A Stock)	15	41,760
AP Moller - Maersk A/S (Class B Stock)	204	587,793
Carlsberg A/S (Class B Stock)	613	114,338
GN Store Nord A/S	595	52,074
Novo Nordisk A/S (Class B Stock)	8,247	691,104
Pandora A/S	435	58,483

		1,545,552

Finland — 1.8%
Elisa OYJ	1,386	82,772
Fortum OYJ	20,649	569,920
Kesko OYJ (Class B Stock)	1,367	50,532
Nordea Bank Abp	64,576	719,820

		1,423,044

	Shares	Value

COMMON STOCKS (continued)
France — 8.9%
Amundi SA, 144A	1,024	$90,457
BNP Paribas SA	12,329	772,654
Capgemini SE	735	141,396
Carrefour SA	2,779	54,814
Cie de Saint-Gobain	11,245	742,826
Cie Generale des Etablissements Michelin SCA	585	93,343
Credit Agricole SA	37,429	525,136
Danone SA	983	69,259
Dassault Systemes SE	620	150,626
Hermes International	145	211,708
Ipsen SA	4,412	459,258
La Francaise des Jeux SAEM, 144A	3,598	211,925
Legrand SA	1,162	123,146
L’Oreal SA	1,172	523,405
LVMH Moet Hennessy Louis Vuitton SE	1,495	1,174,091
Publicis Groupe SA	2,027	129,781
Sanofi.	10,151	1,065,363
Sartorius Stedim Biotech	134	63,511
Teleperformance	269	109,402
TotalEnergies SE	10,394	470,794

		7,182,895

Germany — 8.2%
Allianz SE	1,875	467,855
BASF SE	4,321	341,283
Bayer AG	2,318	141,110
Bayerische Motoren Werke AG	1,868	198,210
Brenntag SE	1,900	177,149
Covestro AG, 144A	7,786	504,512
Daimler AG	9,055	809,730
Deutsche Post AG	11,830	805,687
Deutsche Telekom AG	8,171	172,836
Deutsche Wohnen SE	1,566	95,841
E.ON SE	9,796	113,462
Fresenius Medical Care AG & Co. KGaA	5,907	491,425
Fresenius SE & Co. KGaA	11,350	592,598
GEA Group AG	651	26,388
HeidelbergCement AG	683	58,654
HelloFresh SE*	1,669	162,669
Henkel AG & Co. KGaA	475	43,783
Merck KGaA	588	112,784
SAP SE	8,461	1,191,959
Siemens AG	570	90,363
Volkswagen AG	148	48,736

		6,647,034

Hong Kong — 2.0%
AIA Group Ltd.	14,977	186,559
CK Asset Holdings Ltd.	12,158	83,812
CK Infrastructure Holdings Ltd.	17,899	106,782
Henderson Land Development Co. Ltd.	7,065	33,473
Link REIT, REIT	9,726	94,116
Power Assets Holdings Ltd.	6,389	39,212
Sun Hung Kai Properties Ltd.	14,042	208,972
Swire Properties Ltd.	9,184	27,421
Techtronic Industries Co. Ltd.	15,455	269,748

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (cont’d.)
WH Group Ltd., 144A	36,448	$32,760
Xinyi Glass Holdings Ltd.	122,700	501,255

		1,584,110

Ireland — 0.2%
Flutter Entertainment PLC*	368	66,913
Kingspan Group PLC	697	65,922
Smurfit Kappa Group PLC	1,085	59,080

		191,915

Israel — 0.2%
Bank Hapoalim BM*	5,347	42,933
Bank Leumi Le-Israel BM*	6,670	50,657
Mizrahi Tefahot Bank Ltd.*	1,160	35,723

		129,313

Italy — 1.3%
Assicurazioni Generali SpA	5,146	103,356
Enel SpA	37,182	346,469
Poste Italiane SpA, 144A	37,205	491,912
Snam SpA	21,150	122,132
Telecom Italia SpA	65,343	32,481

		1,096,350

Japan — 21.6%
Advantest Corp.	937	84,103
AGC, Inc.	906	38,002
Aisin Corp.	813	34,872
Ajinomoto Co., Inc.	2,219	57,644
Brother Industries Ltd.	15,680	312,553
Canon, Inc.	21,567	487,225
Capcom Co. Ltd.	919	26,906
Chiba Bank Ltd. (The)	42,492	256,965
Chubu Electric Power Co., Inc.	3,120	38,111
Chugai Pharmaceutical Co. Ltd.	3,173	125,425
Dai-ichi Life Holdings, Inc.	9,874	181,476
Daito Trust Construction Co. Ltd.	1,673	182,949
Daiwa Securities Group, Inc.	66,467	365,487
Electric Power Development Co. Ltd.	14,536	207,776
ENEOS Holdings, Inc.	37,582	157,642
FANUC Corp.	895	215,814
Fujitsu Ltd.	4,180	783,187
Hitachi Ltd.	4,593	262,305
Honda Motor Co. Ltd.	7,631	243,484
Hoya Corp.	1,707	225,204
Ibiden Co. Ltd.	495	26,680
Iida Group Holdings Co. Ltd.	12,864	331,415
Isuzu Motors Ltd.	15,151	199,705
ITOCHU Corp.	7,826	223,519
Japan Metropolitan Fund Investment Corp., REIT	28	30,224
Japan Post Bank Co. Ltd.	3,356	28,275
Japan Post Holdings Co. Ltd.*	9,061	74,243
Japan Post Insurance Co. Ltd.	1,531	28,358
Japan Real Estate Investment Corp., REIT	7	43,066
Japan Tobacco, Inc.	28,531	538,409
Kansai Electric Power Co., Inc. (The)	10,021	95,654

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
KDDI Corp.	7,448	$232,038
Konami Holdings Corp.	3,344	200,089
Lixil Corp.	1,360	35,102
Makita Corp.	2,302	108,357
Marubeni Corp.	28,903	252,105
McDonald’s Holdings Co. Japan Ltd.	3,339	147,384
Medipal Holdings Corp.	9,368	178,889
MINEBEA MITSUMI, Inc.	1,749	46,234
MISUMI Group, Inc.	1,273	43,038
Mitsubishi Chemical Holdings Corp.	6,182	52,029
Mitsubishi Electric Corp.	8,289	120,186
Mitsubishi Estate Co. Ltd.	5,240	84,496
Mitsubishi UFJ Financial Group, Inc.	90,952	490,963
Mitsui & Co. Ltd.	30,133	680,003
Mitsui Chemicals, Inc.	989	34,264
Mizuho Financial Group, Inc.	11,147	159,461
NH Foods Ltd.	1,472	57,314
Nintendo Co. Ltd.	1,383	802,095
Nippon Express Co. Ltd.	407	31,056
Nippon Telegraph & Telephone Corp.	12,918	336,158
Nippon Yusen KK	830	42,136
Nitto Denko Corp.	777	57,997
Nomura Real Estate Holdings, Inc.	1,295	32,792
NTT Data Corp.	2,511	39,119
Ono Pharmaceutical Co. Ltd.	4,481	99,939
Osaka Gas Co. Ltd.	1,683	31,322
Otsuka Holdings Co. Ltd.	13,641	565,374
Panasonic Corp.	9,577	110,700
Recruit Holdings Co. Ltd.	1,707	83,798
Resona Holdings, Inc.	9,349	36,034
SBI Holdings, Inc.	1,113	26,385
SCSK Corp.	2,896	172,542
Seiko Epson Corp.	1,854	32,612
Sekisui House Ltd.	2,890	59,206
Seven &i Holdings Co. Ltd.	3,426	163,746
SG Holdings Co. Ltd.	6,760	177,318
Shimadzu Corp.	1,230	47,570
Shimamura Co. Ltd.	3,419	328,365
Shimano, Inc.	1,614	383,727
Shinsei Bank Ltd.	2,226	29,301
Shionogi & Co. Ltd.	9,832	512,266
SMC Corp.	270	159,453
SoftBank Corp.	11,838	154,842
SoftBank Group Corp.	5,606	391,092
Sony Group Corp.	7,018	679,337
Sumitomo Chemical Co. Ltd.	6,635	35,232
Sumitomo Corp.	2,349	31,566
Sumitomo Dainippon Pharma Co. Ltd.	7,201	151,014
Sumitomo Electric Industries Ltd.	3,405	50,367
Sumitomo Metal Mining Co. Ltd.	1,136	44,431
Sumitomo Mitsui Financial Group, Inc.	6,065	208,630
Sumitomo Realty & Development Co. Ltd.	1,401	50,067
Takeda Pharmaceutical Co. Ltd.	7,336	245,638
Tohoku Electric Power Co., Inc.	3,715	29,084
Tokyo Electron Ltd.	1,097	475,264
Tosoh Corp.	17,239	298,068
Toyo Suisan Kaisha Ltd.	813	31,330
Toyota Motor Corp.	3,645	318,441

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Toyota Tsusho Corp.	4,614	$218,817
USS Co. Ltd.	8,696	151,653
Yamada Holdings Co. Ltd.	6,318	29,191
Yamaha Corp.	590	32,013
Yamaha Motor Co. Ltd.	16,645	451,940
Yamato Holdings Co. Ltd.	6,394	181,894
ZOZO, Inc.	3,203	108,631

		17,558,183

Jordan — 0.0%
Hikma Pharmaceuticals PLC	805	27,230

Luxembourg — 1.5%
ArcelorMittal SA.	18,572	574,790
Eurofins Scientific SE*	5,355	613,143

		1,187,933

Netherlands — 5.6%
Adyen NV, 144A*	84	205,632
Akzo Nobel NV	825	102,109
ASM International NV	1,798	593,958
ASML Holding NV	1,705	1,175,046
Koninklijke Ahold Delhaize NV	21,618	642,334
NN Group NV	12,491	590,416
Randstad NV	6,992	535,807
Royal Dutch Shell PLC (Class A Stock)	19,154	384,555
Royal Dutch Shell PLC (Class B Stock)	16,930	328,950

		4,558,807

Norway — 0.7%
DNB ASA	11,833	258,061
Equinor ASA	8,957	190,483
Norsk Hydro ASA	6,434	41,167
Orkla ASA	7,244	73,898

		563,609

Russia — 0.1%
Coca-Cola HBC AG*	931	33,788
Evraz PLC	4,856	39,966

		73,754

Singapore — 1.2%
DBS Group Holdings Ltd.	34,278	765,488
Oversea-Chinese Banking Corp. Ltd.	13,773	122,712
United Overseas Bank Ltd.	5,605	108,047

		996,247

Spain — 1.7%
Enagas SA.	1,281	29,634
Endesa SA(a)	17,990	437,066
Iberdrola SA	28,362	345,785
Industria de Diseno Textil SA	4,720	166,424
Red Electrica Corp. SA	6,768	125,806
Repsol SA	15,805	198,401
Telefonica SA	23,214	108,605

		1,411,721

Sweden — 3.2%
Atlas Copco AB (Class A Stock)	3,158	193,774

	Shares	Value

COMMON STOCKS (continued)
Sweden (cont’d.)
Atlas Copco AB (Class B Stock)	1,869	$98,445
Boliden AB	1,278	49,267
Electrolux AB (Class B Stock)	1,023	28,444
Epiroc AB (Class A Stock)	15,662	357,393
Epiroc AB (Class B Stock)	1,899	37,330
Evolution AB, 144A	3,199	507,242
Husqvarna AB (Class B Stock)	17,166	228,529
Industrivarden AB (Class C Stock)	867	31,745
Lundin Energy AB	804	28,534
Nibe Industrier AB (Class B Stock)	3,555	37,434
Sandvik AB	18,201	465,566
Securitas AB (Class B Stock)	1,962	30,977
Skandinaviska Enskilda Banken AB (Class A Stock)	7,475	96,632
Skanska AB (Class B Stock)	1,558	41,335
SKF AB (Class B Stock)	1,767	45,048
Svenska Handelsbanken AB (Class A Stock)	7,360	83,230
Swedish Match AB	7,922	67,614
Volvo AB (Class B Stock)	6,213	149,962

		2,578,501

Switzerland — 9.3%
ABB Ltd	20,199	686,534
Adecco Group AG	5,159	351,482
Chocoladefabriken Lindt & Spruengli AG	1	104,744
Geberit AG	169	126,922
Holcim Ltd.*	10,134	609,553
Julius Baer Group Ltd.	7,818	511,587
Kuehne + Nagel International AG	240	82,194
Logitech International SA	4,777	578,903
Nestle SA	11,240	1,400,295
Novartis AG	4,946	450,824
Partners Group Holding AG	87	131,984
Roche Holding AG	2,847	1,072,712
SGS SA	27	83,437
Sonova Holding AG	736	277,303
STMicroelectronics NV	2,989	108,820
Swiss Life Holding AG	137	66,644
Swiss Prime Site AG	336	33,355
Swisscom AG	464	265,169
UBS Group AG	38,765	593,630

		7,536,092

United Kingdom — 8.6%
3i Group PLC	19,654	320,271
Ashtead Group PLC	2,037	151,478
AstraZeneca PLC	1,459	175,401
Aviva PLC	16,219	91,127
Barratt Developments PLC	11,309	108,772
British American Tobacco PLC	24,142	937,929
CK Hutchison Holdings Ltd.	12,895	100,358
CNH Industrial NV	4,756	79,084
DCC PLC	2,161	177,208
Diageo PLC	7,289	350,802
GlaxoSmithKline PLC	23,781	467,656
HSBC Holdings PLC	5,936	34,266
Imperial Brands PLC	13,458	290,154

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
JD Sports Fashion PLC	2,423	$30,890
Kingfisher PLC	95,326	482,581
Legal & General Group PLC	142,672	509,421
M&G PLC	89,844	285,234
Next PLC*	625	68,176
Persimmon PLC	3,371	138,619
Reckitt Benckiser Group PLC	959	85,001
Schroders PLC	3,278	159,297
SSE PLC	4,799	100,119
St. James’s Place PLC	2,553	52,122
Standard Life Aberdeen PLC	10,243	38,518
Taylor Wimpey PLC	16,195	35,677
Tesco PLC	44,174	136,313
Unilever PLC	20,435	1,196,009
Vodafone Group PLC	246,051	415,123

		7,017,606

United States — 1.5%
Ferguson PLC	5,270	733,664
Schneider Electric SE	2,538	399,858
Stellantis NV	2,785	54,875
Tenaris SA	2,794	30,601

		1,218,998

TOTAL COMMON STOCKS (cost $65,453,298)		72,702,040

EXCHANGE-TRADED FUND — 0.5%
United States
iShares MSCI EAFE ETF (cost $371,769)	4,700	370,736

PREFERRED STOCKS — 0.7%
Germany
Henkel AG & Co. KGaA (PRFC)	735	77,638
Porsche Automobil Holding SE (PRFC)	694	74,528
Sartorius AG (PRFC)	162	84,486
Volkswagen AG (PRFC)	1,400	351,819

TOTAL PREFERRED STOCKS (cost $640,487)		588,471

TOTAL LONG-TERM INVESTMENTS (cost $66,465,554)		73,661,247

SHORT-TERM INVESTMENTS — 2.4%

AFFILIATED MUTUAL FUNDS — 0.8%
PGIM Core Ultra Short Bond Fund(wa)	158,661	158,661
PGIM Institutional Money Market Fund (cost $445,413; includes $445,400 of cash collateral for securities on loan)(b)(wa)	445,681	445,413

TOTAL AFFILIATED MUTUAL FUNDS (cost $604,074)		604,074

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 1.6%
U.S. Treasury Bills
0.031%	09/16/21	1,300	$1,299,875

(cost $1,299,914)
TOTAL SHORT-TERM INVESTMENTS (cost $1,903,988)			1,903,949

TOTAL INVESTMENTS — 93.2% (cost $68,369,542)			75,565,196
Other assets in excess of liabilities(z) — 6.8%			5,536,322

NET ASSETS — 100.0%			$81,101,518

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $412,480; cash collateral of $445,400 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
68	Mini MSCI EAFE Index	Sep. 2021	$7,833,940	$(208,568)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$1,299,875

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$6,523,224	$—
Austria	—	541,265	—
Belgium	—	590,423	—
Brazil	—	47,342	—
China	—	470,892	—
Denmark	—	1,545,552	—
Finland	—	1,423,044	—
France	—	7,182,895	—
Germany	—	6,647,034	—
Hong Kong	—	1,584,110	—
Ireland	—	191,915	—
Israel	—	129,313	—
Italy	—	1,096,350	—
Japan	—	17,558,183	—
Jordan	—	27,230	—
Luxembourg	—	1,187,933	—
Netherlands	—	4,558,807	—
Norway	—	563,609	—
Russia	—	73,754	—
Singapore	—	996,247	—
Spain	—	1,411,721	—
Sweden	—	2,578,501	—
Switzerland.	—	7,536,092	—
United Kingdom	—	7,017,606	—
United States	—	1,218,998	—
Exchange-Traded Fund
United States	370,736	—	—
Preferred Stocks
Germany	—	588,471	—

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$604,074	$—	$—
U.S. Treasury Obligation	—	1,299,875	—

Total	$974,810	$74,590,386	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(208,568)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2021 were as follows:

Pharmaceuticals	8.0%
Banks	7.8
Metals & Mining	4.7
Insurance	3.8
Automobiles	3.5
Trading Companies & Distributors	3.0
Machinery	3.0
Semiconductors & Semiconductor Equipment	2.9
Food Products	2.9
Capital Markets	2.8
Oil, Gas & Consumable Fuels	2.8
Electric Utilities	2.7
Tobacco	2.4
Personal Products	2.1
Household Durables	2.0
Building Products	2.0
Health Care Providers & Services	1.8
Chemicals	1.8
Textiles, Apparel & Luxury Goods	1.8
IT Services	1.8
Technology Hardware, Storage & Peripherals	1.7
Software	1.7
Electrical Equipment	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
U.S. Treasury Obligation	1.6
Wireless Telecommunication Services	1.5
Food & Staples Retailing	1.5
Specialty Retail	1.4
Air Freight & Logistics	1.4
Professional Services	1.4
Hotels, Restaurants & Leisure	1.3
Diversified Telecommunication Services	1.2
Entertainment	1.2
Real Estate Management & Development	1.0
Marine	0.9
Life Sciences Tools & Services	0.9
Construction Materials	0.9
Health Care Equipment & Supplies	0.9
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	0.8

Industrial Conglomerates	0.7%
Beverages	0.5
Leisure Products	0.5
Exchange-Traded Fund	0.5
Diversified Financial Services	0.4
Multiline Retail	0.4
Internet & Direct Marketing Retail	0.3
Independent Power & Renewable Electricity Producers	0.3
Household Products	0.3
Gas Utilities	0.2
Auto Components	0.2
Commercial Services & Supplies	0.2
Media	0.2
Multi-Utilities	0.1
Electronic Equipment, Instruments & Components	0.1
Construction & Engineering	0.1
Containers & Packaging	0.0	*
Road & Rail	0.0	*
Energy Equipment & Services	0.0	*
Interactive Media & Services	0.0	*

	93.2
Other assets in excess of liabilities	6.8

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$208,568	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,398,206

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(599,144)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)

$23,784,040

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$412,480	$(412,480)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $412,480:
Unaffiliated investments (cost $67,765,468)	$74,961,122
Affiliated investments (cost $604,074)	604,074
Foreign currency, at value (cost $1,821,145)	1,818,427
Tax reclaim receivable	4,880,417
Dividends and interest receivable	678,424
Receivable from affiliate	40,229
Receivable for Portfolio shares sold	1,676
Prepaid expenses	2,446

Total Assets	82,986,815

LIABILITIES
Payable to affiliate	1,173,649
Payable to broker for collateral for securities on loan	445,400
Accrued expenses and other liabilities	132,765
Management fee payable	69,157
Due to broker-variation margin futures	60,520
Distribution fee payable	3,373
Affiliated transfer agent fee payable	433

Total Liabilities	1,885,297

NET ASSETS	$81,101,518

Net assets were comprised of:
Partners’ Equity	$81,101,518

Net asset value and redemption price per share, $81,101,518 / 5,455,753 outstanding shares of beneficial interest	$14.87

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,701,612 foreign withholding tax, of which $381,790 is reimbursable by an affiliate)	$24,025,420
Income from securities lending, net (including affiliated income of $6,988)	52,262
Affiliated dividend income	12,149
Interest income	680

Total income	24,090,511

EXPENSES
Management fee	4,164,522
Distribution fee	1,454,683
Custodian and accounting fees	132,467
Audit fee	18,665
Trustees’ fees	11,684
Legal fees and expenses	10,512
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,597
Shareholders’ reports	2,125
Miscellaneous	27,190

Total expenses	5,825,445
Less: Fee waiver and/or expense reimbursement	(21,316)

Net expenses	5,804,129

NET INVESTMENT INCOME (LOSS)	18,286,382

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,874))	92,430,525
In-kind redemption	243,993,366
Futures transactions	4,398,206
Foreign currency transactions	181,685

341,003,782

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $642)	(187,159,725)
Futures	(599,144)
Foreign currencies	(226,410)

(187,985,279)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	153,018,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171,304,885

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$18,286,382	$19,702,980
Net realized gain (loss) on investment and foreign currency transactions	341,003,782	(103,948,031)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(187,985,279)	89,982,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	171,304,885	5,737,540

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,053,316 and 35,783,649 shares, respectively]	42,878,357	384,822,654
Portfolio shares purchased [94,739,024 and 46,187,900 shares, respectively]	(1,439,285,962)	(441,907,672)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,396,407,605)	(57,085,018)

TOTAL INCREASE (DECREASE)	(1,225,102,720)	(51,347,478)
NET ASSETS:
Beginning of period	1,306,204,238	1,357,551,716

End of period	$81,101,518	$1,306,204,238

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%
ASSET-BACKED SECURITIES — 4.7%
Automobiles — 0.7%
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26	10	$10,020
Series 2021-02A, Class D
1.400%	04/15/27	20	19,977
GM Financial Automobile Leasing Trust,
Series 2020-02, Class C
2.560%	07/22/24	1	1,032
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	25	25,281

			56,310

Other — 4.0%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	50	50,862
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	49	50,838
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	49	53,406
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	25	25,070
Planet Fitness Master Issuer LLC,
Series 2019-01A, Class A2, 144A
3.858%	12/05/49	49	49,791
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	54	57,445
Wendy’s Funding LLC,
Series 2021-01A, Class A2I, 144A
2.370%	06/15/51	50	50,193

			337,605

TOTAL ASSET-BACKED SECURITIES (cost $386,371)			393,915

CORPORATE BONDS — 89.9%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	30	37,712

Agriculture — 2.3%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	36,829
4.400%	02/14/26	43	48,642
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	75	80,254
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	25	25,031

			190,756

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines — 1.1%
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34		5	$5,326
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		20	22,020
United Airlines 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates
4.150%	02/25/33		46	50,686
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.700%	11/01/33		15	14,396

				92,428

Auto Manufacturers — 4.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26		150	150,722
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22		45	46,104
Sr. Unsec’d. Notes
3.550%	07/08/22		15	15,476
5.100%	01/17/24		45	49,561
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
4.050%	02/04/22		60	61,279
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27		15	15,330
2.650%	02/10/25		15	15,655
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28		15	14,850

				368,977

Banks — 6.7%
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27		45	45,372
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31		75	76,683
4.271%(ff)	07/23/29		35	40,223
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)	10	10,335
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		60	61,661
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32		40	41,096
Sub. Notes
2.956%(ff)	05/13/31		45	47,295
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		10	10,581
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		25	26,187

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26	(oo)	20	$20,678
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		30	31,146
3.068%(ff)	04/30/41		15	15,382
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		110	114,061
2.572%(ff)	02/11/31		25	25,879

				566,579

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30		30	33,342
4.500%	06/01/50		25	30,485
4.750%	01/23/29		25	29,778

				93,605

Building Materials — 0.5%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.722%	02/15/30		45	46,654

Chemicals — 0.6%
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.950%	12/01/47		25	30,178
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	10/15/27		20	21,598

				51,776

Commercial Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.375%	08/31/27		20	19,402

Computers — 1.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41		40	38,915
2.650%	05/11/50		5	4,900
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
4.000%	07/01/29		5	5,113
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26		35	34,645

				83,573

Diversified Financial Services — 3.9%
Avolon Holdings Funding Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28		30	29,686
Capital One Financial Corp.,
Jr. Sub. Notes, Series M
3.950%(ff)	09/01/26	(oo)	24	24,498

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes
3.750%	03/09/27		35	$38,929
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26	(oo)	25	26,072
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50		100	106,212
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		35	33,223
3.000%	06/15/50		35	34,456
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25		30	31,761

				324,837

Electric — 5.5%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25		45	48,124
3.950%	07/15/30		5	5,476
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		75	78,328
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25		35	38,864
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25		10	10,722
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22		5	5,148
3.550%	11/15/24		85	90,539
4.950%	04/15/25		5	5,541
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		15	14,571
4.550%	07/01/30		30	32,092
4.950%	07/01/50		25	25,751
PacifiCorp,
First Mortgage
3.300%	03/15/51		10	10,653
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		10	10,351
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50		25	25,064
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		55	58,140

				459,364

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Engineering & Construction — 1.2%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	100	$100,149

Environmental Control — 0.5%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	35	38,556

Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26	35	35,636
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	25	30,046

			65,682

Gas — 1.5%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	50	56,522
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	55	54,585
3.600%	05/01/30	15	16,607

			127,714

Healthcare-Products — 0.0%
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	3	3,246

Healthcare-Services — 2.4%
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	25	25,329
4.625%	12/15/29	10	11,008
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	25	25,219
2.782%	10/01/30	3	3,122
3.347%	10/01/29	11	11,921
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	2,234
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	31,901
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	10,330
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	08/15/29	35	37,751
3.500%	08/15/39	25	27,908
4.450%	12/15/48	10	12,798

			199,521

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance — 1.0%
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.000%	04/12/24	5	$5,009
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/29	35	41,687
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/28	20	21,205
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	15	16,854

			84,755

Internet — 1.4%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	20	18,207
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	15	14,168
3.875%	08/22/37	40	47,616
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	27,875
Expedia Group, Inc.,
Gtd. Notes
3.600%	12/15/23	10	10,625

			118,491

Lodging — 2.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	45	47,225
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23	5	5,138
3.750%	10/01/25	5	5,406
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	85	98,148
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	15	17,272

			173,189

Media — 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	20	20,460
4.464%	07/23/22	47	48,651
4.908%	07/23/25	65	73,702
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39	35	37,244
3.900%	03/01/38	25	28,669
4.150%	10/15/28	50	57,896

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (cont’d.)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.000%	07/15/28	15	$15,476
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.200%	05/19/32	10	11,537
4.950%	01/15/31	15	18,108
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	85	97,131

			408,874

Miscellaneous Manufacturing — 0.6%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	50	53,539

Oil & Gas — 6.3%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	50	51,805
2.950%	07/15/30	10	10,373
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	48	53,673
5.375%	07/15/25	45	51,482
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	20	22,465
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	10	10,575
4.500%	04/15/23	5	5,215
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	09/15/24	2	2,229
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	10	10,717
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	30	33,419
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.500%	06/10/51	5	5,001
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23	55	57,165
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	50	50,404
2.700%	04/15/23	24	24,886
2.850%	04/15/25	5	5,302
4.000%	04/01/29	27	30,147

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	100	$106,686

			531,544

Oil & Gas Services — 0.7%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.300%	05/01/29	50	57,284

Pharmaceuticals — 8.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	80	86,003
4.050%	11/21/39	20	23,217
4.300%	05/14/36	10	11,863
4.875%	11/14/48	25	32,417
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	3	3,042
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	43,843
1.375%	08/06/30	50	47,377
3.000%	05/28/51	15	15,421
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	6	6,428
3.700%	06/06/27	55	61,136
3.794%	05/20/50	25	27,906
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	20	21,993
4.500%	11/15/44	5	5,722
4.900%	09/15/45	20	24,045
Cigna Corp.,
Sr. Unsec’d. Notes
3.200%	03/15/40	20	20,760
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	60	58,902
3.625%	04/01/27	50	55,323
3.750%	04/01/30	65	72,869
5.050%	03/25/48	40	52,018

			670,285

Pipelines — 9.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	15	15,913
4.450%	07/15/27	60	67,734
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,654
3.302%	01/15/35	35	37,567
3.701%	01/15/39	10	11,110

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	25	$27,304
5.125%	06/30/27	15	17,460
5.875%	03/31/25	70	80,304
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	5	5,264
4.050%	03/15/25	50	54,271
4.250%	04/01/24	5	5,388
5.000%	05/15/50	13	15,018
5.500%	06/01/27	20	23,495
6.250%	04/15/49	10	13,150
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	5	5,064
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	40	40,816
2.600%	10/15/25	10	10,287
3.450%	10/15/27	5	5,258
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	37	40,733
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	50	50,569
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	5	5,769
5.000%	03/15/27	50	57,737
5.625%	03/01/25	25	28,578
5.875%	06/30/26	20	23,668
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.100%	04/15/30	40	45,918
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	45	48,518
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	5	5,697
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	10	10,171
4.000%	09/15/25	60	66,467

			829,882

Real Estate — 0.3%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	24	25,467

Real Estate Investment Trusts (REITs) — 5.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	37,633

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	30	$30,323
3.600%	01/15/28	17	18,723
Boston Properties LP,
Sr. Unsec’d. Notes
3.250%	01/30/31	3	3,211
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	38,468
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	50	52,963
Essex Portfolio LP,
Gtd. Notes
4.000%	03/01/29	15	16,942
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	19,758
SBA Tower Trust,
Asset-Backed, 144A
1.631%	11/15/26	25	24,994
2.836%	01/15/50	100	104,907
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	5	5,085
3.950%	08/15/27	75	84,505

			437,512

Retail — 3.7%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	25	24,543
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	55	54,190
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	65	63,402
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	10	11,079
Nordstrom, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	04/08/24	5	5,013
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25	40	42,640
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	50	48,467
4.600%	04/15/25	50	56,438
4.700%	04/15/27	2	2,318

			308,090

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors — 1.5%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.500%	05/11/31	65	$65,906
4.300%	06/18/29	55	63,119

			129,025

Software — 1.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	50	53,037
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	81,109

			134,146

Telecommunications — 6.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	35	34,401
2.300%	06/01/27	75	77,616
3.300%	02/01/52	25	24,349
4.300%	02/15/30	50	57,810
6.375%	03/01/41	20	28,747
Sr. Unsec’d. Notes, 144A
3.550%	09/15/55	25	25,051
3.800%	12/01/57	5	5,225
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	2	2,376
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.750%	04/15/27	70	77,357
3.875%	04/15/30	15	16,743
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	45	45,416
1.750%	01/20/31	40	38,333
2.987%	10/30/56	24	22,565
3.150%	03/22/30	35	37,749
4.329%	09/21/28	25	29,057
4.522%	09/15/48	5	6,172
4.862%	08/21/46	5	6,459
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	10	12,609
Sub. Notes
5.125%(ff)	06/04/81	25	25,292

			573,327

Toys/Games/Hobbies — 1.4%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	90	98,638
3.900%	11/19/29	20	22,243

			120,881

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation — 0.4%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	15	$15,867
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	20	20,050

			35,917

TOTAL CORPORATE BONDS (cost $7,381,405)			7,562,739

MUNICIPAL BONDS — 1.3%
Colorado — 0.1%
Colorado Health Facilities Authority,
Revenue Bonds, Series B
2.800%	12/01/26	10	10,163

Illinois — 0.5%
State of Illinois,
General Obligation Unlimited, Series A
3.140%	10/01/24	35	36,645

Texas — 0.7%
Central Texas Turnpike System,
Taxable, Revenue Bonds, Series C
3.029%	08/15/41	35	35,322
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	25	25,912

			61,234

TOTAL MUNICIPAL BONDS (cost $105,024)			108,042

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds
1.125%	05/15/40	65	56,123
1.875%	02/15/41	80	78,338
2.000%	02/15/50	120	117,862

TOTAL U.S. TREASURY OBLIGATIONS (cost $251,356)			252,323

TOTAL LONG-TERM INVESTMENTS (cost $8,124,156)			8,317,019

		Shares
SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $97,888)(wb)		97,888	97,888

TOTAL INVESTMENTS — 100.1% (cost $8,222,044)			8,414,907
Liabilities in excess of other assets — (0.1)%			(5,027)

NET ASSETS — 100.0%			$8,409,880

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$56,310	$—
Other	—	337,605	—
Corporate Bonds	—	7,562,739	—
Municipal Bonds	—	108,042	—
U.S. Treasury Obligations	—	252,323	—
Short-Term Investment
Affiliated Mutual Fund	97,888	—	—

Total	$97,888	$8,317,019	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Pipelines	9.9%
Pharmaceuticals	8.0
Telecommunications	6.8
Banks	6.7
Oil & Gas	6.3
Electric	5.5
Real Estate Investment Trusts (REITs)	5.2
Media	4.9
Auto Manufacturers	4.4
Other	4.0
Diversified Financial Services	3.9
Retail	3.7
U.S. Treasury Obligations	3.0
Healthcare-Services	2.4
Agriculture	2.3
Lodging	2.1
Software	1.6
Semiconductors	1.5
Gas	1.5
Toys/Games/Hobbies	1.4
Internet	1.4
Municipal Bonds	1.3
Engineering & Construction	1.2

Affiliated Mutual Fund	1.2%
Beverages	1.1
Airlines	1.1
Insurance	1.0
Computers	1.0
Foods	0.8
Oil & Gas Services	0.7
Automobiles	0.7
Miscellaneous Manufacturing	0.6
Chemicals	0.6
Building Materials	0.5
Environmental Control	0.5
Aerospace & Defense	0.4
Transportation	0.4
Real Estate	0.3
Commercial Services	0.2
Healthcare-Products	0.0 *

100.1
Liabilities in excess of other assets	(0.1)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is credit contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2021, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Credit contracts	$2,737

For the six months ended June 30, 2021, the Portfolio did not have any net change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Credit Default Swap Agreements— Sell Protection(1)
$277,333

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $8,124,156)	$8,317,019
Affiliated investments (cost $97,888)	97,888
Interest receivable	64,701
Receivable for investments sold	32,529
Due from Manager	915
Prepaid expenses	692

Total Assets	8,513,744

LIABILITIES
Payable for investments purchased	69,966
Audit fee payable	21,233
Custodian and accounting fees payable	8,786
Payable for Portfolio shares purchased	2,760
Accrued expenses and other liabilities	686
Affiliated transfer agent fee payable	433

Total Liabilities	103,864

NET ASSETS	$8,409,880

Net assets were comprised of:
Partners’ Equity	$8,409,880

Net asset value and redemption price per share, $8,409,880 / 774,941 shares of beneficial interest issued and outstanding	$10.85

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$101,785
Affiliated dividend income	140
Unaffiliated dividend income	13

Total income	101,938

EXPENSES
Management fee	21,933
Audit fee	22,933
Custodian and accounting fees	18,842
Legal fees and expenses	7,622
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,595
Pricing fees	2,750
Shareholders’ reports	1,702
Miscellaneous	6,620

Total expenses	90,757
Less: Fee waiver and/or expense reimbursement	(66,043)

Net expenses	24,714

NET INVESTMENT INCOME (LOSS)	77,224

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	31,913
Swap agreements transactions	2,737

34,650

Net change in unrealized appreciation (depreciation) on investments	(176,266)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(141,616)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(64,392)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$77,224	$140,319
Net realized gain (loss) on investment transactions	34,650	(3,054)
Net change in unrealized appreciation (depreciation) on investments	(176,266)	347,300

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(64,392)	484,565

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [21,273 and 244,553 shares, respectively]	228,125	2,615,429
Portfolio shares purchased [15,709 and 2,785 shares, respectively]	(167,743)	(29,641)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	60,382	2,585,788

TOTAL INCREASE (DECREASE)	(4,010)	3,070,353
NET ASSETS:
Beginning of period	8,413,890	5,343,537

End of period	$8,409,880	$8,413,890

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS — 73.6%
Aerospace & Defense — 0.8%
Airbus SE (France)*	1,795	$231,470
Astrotech Corp.*	1,613	2,145
Axon Enterprise, Inc.*	175	30,940
BWX Technologies, Inc.	360	20,923
CAE, Inc. (Canada)*	648	19,959
Dassault Aviation SA (France)	161	190,101
HEICO Corp. (Class A Stock)	120	14,902
Howmet Aerospace, Inc.*	2,181	75,179
Leonardo SpA (Italy)*	6,832	55,422
Meggitt PLC (United Kingdom)*	8,858	56,752
Mercury Systems, Inc.*	233	15,443
Montana Aerospace AG (Germany), 144A*	714	30,285
Northrop Grumman Corp.	400	145,372
Rolls-Royce Holdings PLC (United Kingdom)*	58,769	81,221
Spirit AeroSystems Holdings, Inc. (Class A Stock)	334	15,761
Thales SA (France)	3,408	348,077
VirTra, Inc.*	1,807	13,318

		1,347,270

Air Freight & Logistics — 0.5%
FedEx Corp.	697	207,936
InPost SA (Poland)*	760	15,320
United Parcel Service, Inc. (Class B Stock)	2,415	502,248
XPO Logistics, Inc.*	305	42,666

		768,170

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)*	34,010	12,318
Allegiant Travel Co.*	58	11,252
JetBlue Airways Corp.*	1,019	17,099
Southwest Airlines Co.*	1,889	100,287
Spirit Airlines, Inc.*	420	12,785

		153,741

Auto Components — 0.4%
Aptiv PLC*	128	20,138
Autoliv, Inc. (Sweden)(a)	380	37,149
Bridgestone Corp. (Japan)	1,500	68,418
CIE Automotive SA (Spain)	506	14,992
Dorman Products, Inc.*	225	23,326
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	1,763	15,240
Goodyear Tire & Rubber Co. (The)*	334	5,728
Kendrion NV (Netherlands)	269	7,354
Lear Corp.	174	30,499
Magna International, Inc. (Canada)	1,351	125,157
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,400	31,218
NGK Spark Plug Co. Ltd. (Japan)	800	11,876
Nifco, Inc. (Japan)	500	18,856
Nippon Seiki Co. Ltd. (Japan)	1,100	11,723
Stanley Electric Co. Ltd. (Japan)	5,000	144,677

	Shares	Value

COMMON STOCKS (continued)

Auto Components (cont’d.)
Toyo Tire Corp. (Japan)	1,200	$25,443
Valeo SA (France)	1,210	36,471
Veoneer, Inc. (Sweden)*	902	20,791

		649,056

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	59,100	20,179
Daimler AG (Germany)	1,270	113,568
General Motors Co.*	3,182	188,279
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	28,000	25,195
Knaus Tabbert AG (Germany)	215	16,545
Maruti Suzuki India Ltd. (India)	770	78,110
Stellantis NV	4,501	88,700
Suzuki Motor Corp. (Japan)	1,200	50,744
Toyota Motor Corp. (Japan)	2,500	218,409

		799,729

Banks — 3.7%
Al Rajhi Bank (Saudi Arabia)	928	27,472
Axis Bank Ltd. (India)*	11,426	115,346
Banco Bilbao Vizcaya Argentaria SA (Spain)*	13,839	85,908
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	153,115	24,546
Banco Santander Chile (Chile), ADR	1,766	35,090
Bank Central Asia Tbk PT (Indonesia)	61,400	127,836
Bank of America Corp.	25,608	1,055,818
BankUnited, Inc.	906	38,677
BAWAG Group AG (Austria), 144A*	2,698	144,486
BNP Paribas SA (France)	2,517	157,740
Boston Private Financial Holdings, Inc.	2,368	34,928
Capitec Bank Holdings Ltd. (South Africa)	799	94,318
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,500	29,884
CIT Group, Inc.	691	35,649
Citigroup, Inc.	953	67,425
City Holding Co.	375	28,215
Commerce Bancshares, Inc.	85	6,338
Credicorp Ltd. (Peru)*	316	38,271
East West Bancorp, Inc.	1,304	93,484
Enterprise Financial Services Corp.	526	24,401
Erste Group Bank AG (Austria)	5,046	185,805
FinecoBank Banca Fineco SpA (Italy)*	2,032	35,481
First Abu Dhabi Bank PJSC (United Arab Emirates)	11,062	50,316
First Financial Bankshares, Inc.	424	20,831
Fukuoka Financial Group, Inc. (Japan)	800	14,044
HDFC Bank Ltd. (India)	3,538	71,387
Home BancShares, Inc.	1,488	36,724
HSBC Holdings PLC (United Kingdom)	8,878	51,248
ICICI Bank Ltd. (India), ADR*	3,809	65,134
ING Groep NV (Netherlands)	18,271	242,465
JPMorgan Chase & Co.	4,099	637,558
KBC Group NV (Belgium)	1,043	79,452
Komercni banka A/S (Czech Republic) *	574	20,241
Kotak Mahindra Bank Ltd. (India)*	2,951	67,906

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	159,454	$103,382
Mitsubishi UFJ Financial Group, Inc. (Japan)	21,900	118,217
National Bank of Canada (Canada)	1,157	86,588
OTP Bank Nyrt (Hungary)*	1,661	89,476
Pacific Premier Bancorp, Inc.	943	39,879
Pinnacle Financial Partners, Inc.	516	45,558
PNC Financial Services Group, Inc. (The)	842	160,620
Popular, Inc. (Puerto Rico)	384	28,819
Prosperity Bancshares, Inc.	129	9,262
Saudi National Bank (The) (Saudi Arabia)	1,844	28,351
Sberbank of Russia PJSC (Russia), ADR	11,665	193,991
Signature Bank	233	57,236
South State Corp.	433	35,402
Swedbank AB (Sweden) (Class A Stock)	10,343	192,612
United Overseas Bank Ltd. (Singapore)	5,500	106,023
Van Lanschot Kempen NV (Netherlands)	546	13,919
Washington Trust Bancorp, Inc.	608	31,221
Webster Financial Corp.	761	40,592
Wells Fargo & Co.	22,546	1,021,108
WesBanco, Inc.	1,043	37,162
Western Alliance Bancorp	718	66,666

		6,350,508

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	571	41,271
Asahi Group Holdings Ltd. (Japan)	1,900	88,738
Beijing Shunxin Agriculture Co. Ltd. (China) (Class A Stock)	1,900	12,345
Boston Beer Co., Inc. (The) (Class A Stock)*	29	29,603
China Resources Beer Holdings Co. Ltd. (China)	4,000	35,872
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	600	9,385
Coca-Cola Co. (The)	4,036	218,388
Diageo PLC (United Kingdom)	1,232	59,293
Keurig Dr. Pepper, Inc.	932	32,844
Kirin Holdings Co. Ltd. (Japan)	3,800	74,048
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	400	127,290
PepsiCo, Inc.	1,668	247,148
Treasury Wine Estates Ltd. (Australia)	6,870	60,216
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)*	2,000	21,534

		1,057,975

Biotechnology — 1.1%
AbbVie, Inc.	4,784	538,870
Abcam PLC (United Kingdom)*	2,371	45,435
ACADIA Pharmaceuticals, Inc.*	369	9,000
Agios Pharmaceuticals, Inc.*	472	26,012

	Shares	Value

COMMON STOCKS (continued)

Biotechnology (cont’d.)
Alexion Pharmaceuticals, Inc.*	247	$45,376
Alkermes PLC*	1,045	25,623
Alnylam Pharmaceuticals, Inc.*	309	52,382
Anavex Life Sciences Corp.*	923	21,100
Apellis Pharmaceuticals, Inc.*	112	7,078
Arcturus Therapeutics Holdings, Inc.*	173	5,854
Argenx SE (Netherlands), ADR*	114	34,322
Arrowhead Pharmaceuticals, Inc.*	347	28,739
Atara Biotherapeutics, Inc.*	698	10,854
BioMarin Pharmaceutical, Inc.*	434	36,213
Blueprint Medicines Corp.*	288	25,332
Eagle Pharmaceuticals, Inc.*	400	17,120
Exact Sciences Corp.*	369	45,870
Exelixis, Inc.*	821	14,959
Fate Therapeutics, Inc.*	100	8,679
FibroGen, Inc.*	579	15,419
Genmab A/S (Denmark)*	95	38,764
Genus PLC (United Kingdom)	547	37,662
Global Blood Therapeutics, Inc.*	361	12,642
Heron Therapeutics, Inc.*	1,546	23,994
Horizon Therapeutics PLC*	524	49,067
IGM Biosciences, Inc.*	26	2,163
I-Mab (China), ADR*	22	1,847
Incyte Corp.*	413	34,746
Inovio Pharmaceuticals, Inc.*(a)	548	5,080
Insmed, Inc.*	636	18,101
Intellia Therapeutics, Inc.*	100	16,191
Ionis Pharmaceuticals, Inc.*	476	18,988
Kodiak Sciences, Inc.*	82	7,626
Ligand Pharmaceuticals, Inc.*	35	4,592
Mirati Therapeutics, Inc.*	153	24,714
Moderna, Inc.*	884	207,722
MorphoSys AG (Germany)*	598	46,441
Myriad Genetics, Inc.*	816	24,953
Neurocrine Biosciences, Inc.*	297	28,904
Novavax, Inc.*	126	26,751
OPKO Health, Inc.*(a)	2,961	11,992
Radius Health, Inc.*	920	16,781
REGENXBIO, Inc.*	387	15,035
Sarepta Therapeutics, Inc.*	168	13,060
Scholar Rock Holding Corp.*	185	5,347
Seagen, Inc.*	303	47,838
Spectrum Pharmaceuticals, Inc.*	5,673	21,274
TG Therapeutics, Inc.*	246	9,542
Ultragenyx Pharmaceutical, Inc.*	510	48,628
United Therapeutics Corp.*	180	32,294
Vertex Pharmaceuticals, Inc.*	51	10,283
Xencor, Inc.*	659	22,729

		1,899,988

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	1,878	56,693
Astral Ltd. (India)	965	25,957
Blue Star Ltd. (India)*	1,092	12,043
Carel Industries SpA (Italy), 144A	1,814	44,228
DIRTT Environmental Solutions (Canada)*	3,516	15,146
Genuit Group PLC (United Kingdom)	2,935	24,999

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Building Products (cont’d.)
Gibraltar Industries, Inc.*	95	$7,250
Nitto Boseki Co. Ltd. (Japan)	300	9,254
Owens Corning	356	34,852
Sanwa Holdings Corp. (Japan)	2,000	24,550
Trex Co., Inc.*	435	44,461
UFP Industries, Inc.	506	37,616

		337,049

Capital Markets — 2.9%
AJ Bell PLC (United Kingdom)	2,741	16,546
Apollo Global Management, Inc.	2,012	125,146
Avanza Bank Holding AB (Sweden)	972	30,379
B3 SA - Brasil Bolsa Balcao (Brazil)	12,000	40,412
Blackstone Group, Inc. (The)(a)	1,130	109,768
Charles Schwab Corp. (The)	13,078	952,209
CME Group, Inc.	726	154,406
Deutsche Boerse AG (Germany)	732	127,924
Draper Esprit PLC (United Kingdom)*	4,508	56,654
EQT AB (Sweden)	393	14,305
FactSet Research Systems, Inc.	86	28,862
flatexDEGIRO AG (Germany)*	209	28,270
Goldman Sachs Group, Inc. (The)	1,269	481,624
Hargreaves Lansdown PLC (United Kingdom)	862	19,010
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	300	17,894
Intermediate Capital Group PLC (United Kingdom)	1,999	58,881
Investec PLC (South Africa)	7,138	28,710
IP Group PLC (United Kingdom)	4,688	7,639
Julius Baer Group Ltd. (Switzerland)	2,394	156,656
KKR & Co., Inc.	1,154	68,363
Lazard Ltd. (Class A Stock)	216	9,774
London Stock Exchange Group PLC (United Kingdom)	2,153	237,535
LPL Financial Holdings, Inc.	120	16,198
Morgan Stanley	14,164	1,298,697
MSCI, Inc.	43	22,922
Ninety One PLC (United Kingdom)	1,810	5,566
S&P Global, Inc.	701	287,725
SEI Investments Co.	312	19,335
StepStone Group, Inc. (Class A Stock)	257	8,841
Tikehau Capital SCA (France)	632	20,023
TMX Group Ltd. (Canada)	1,328	140,278
Tradeweb Markets, Inc. (Class A Stock)	397	33,570
UBS Group AG (Switzerland)	6,813	104,331
Virtus Investment Partners, Inc.	136	37,777
XP, Inc. (Brazil) (Class A Stock)*	2,230	97,116

		4,863,346

Chemicals — 2.0%
Air Liquide SA (France)	731	128,254
Air Products & Chemicals, Inc.	540	155,347
Akzo Nobel NV (Netherlands)	2,346	290,360
Albemarle Corp.	305	51,380
Atotech Ltd. (China)*	1,261	32,193
BASF SE (Germany)	986	77,877
Borregaard ASA (Norway)	618	13,503
Celanese Corp.	80	12,128

	Shares	Value

COMMON STOCKS (continued)

Chemicals (cont’d.)
CF Industries Holdings, Inc.	355	$18,265
Chemours Co. (The)	562	19,558
Chr Hansen Holding A/S (Denmark)	423	38,196
Covestro AG (Germany), 144A	1,425	92,336
Croda International PLC (United Kingdom)	517	53,007
Denka Co. Ltd. (Japan)	300	10,002
DIC Corp. (Japan)	2,600	65,769
Eastman Chemical Co.	441	51,487
Ecolab, Inc.	93	19,155
Element Solutions, Inc.	926	21,650
Ferro Corp.*	660	14,236
GCP Applied Technologies, Inc.*	428	9,955
Hexpol AB (Sweden)	1,015	12,542
Huntsman Corp.	2,145	56,885
Incitec Pivot Ltd. (Australia)	27,421	49,151
Ingevity Corp.*	355	28,883
International Flavors & Fragrances, Inc.	722	107,867
Kansai Paint Co. Ltd. (Japan)	1,400	35,677
Koninklijke DSM NV (Netherlands)	611	114,191
Linde PLC (United Kingdom) (NYSE)	2,536	733,158
Linde PLC (United Kingdom) (XETR)	425	123,159
Nippon Shokubai Co. Ltd. (Japan)	900	43,316
Nippon Soda Co. Ltd. (Japan)	400	11,591
NOF Corp. (Japan)	400	20,854
PPG Industries, Inc.	1,757	298,286
Quaker Chemical Corp.	66	15,654
RPM International, Inc.	1,606	142,420
Sakata INX Corp. (Japan)	1,400	12,714
Sherwin-Williams Co. (The)	1,270	346,011
Shin-Etsu Chemical Co. Ltd. (Japan)	100	16,722
Sumitomo Seika Chemicals Co. Ltd. (Japan)	300	9,723
Valvoline, Inc.	1,252	40,640
Victrex PLC (United Kingdom)	884	31,202
W.R. Grace & Co.	508	35,113
Westlake Chemical Corp.	251	22,613

		3,483,030

Commercial Services & Supplies — 0.4%
Beijing Enterprises Urban Resources Group Ltd. (China)*	56,000	7,214
Brady Corp. (Class A Stock)	113	6,332
Cintas Corp.	208	79,456
Copart, Inc.*	67	8,833
CoreCivic, Inc.*	1,052	11,014
Country Garden Services Holdings Co. Ltd. (China)	6,000	64,918
Downer EDI Ltd. (Australia)	18,545	78,139
Greentown Service Group Co. Ltd. (China)	18,000	27,979
HomeServe PLC (United Kingdom)	428	5,682
IAA, Inc.*	420	22,907
KAR Auction Services, Inc.*	1,171	20,551
Legalzoom.com, Inc.*	40	1,514
MSA Safety, Inc.	50	8,279
Republic Services, Inc.	13	1,430
SPIE SA (France)	1,084	25,014
Stericycle, Inc.*	340	24,327

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Commercial Services & Supplies (cont’d.)
Waste Connections, Inc.	2,725	$325,447

		719,036

Communications Equipment — 0.1%
Bluescape Opportunities Acquisition Corp., UTS*	650	6,776
CommScope Holding Co., Inc.*	1,327	28,279
Genasys, Inc.*	2,347	12,862
Lumentum Holdings, Inc.*	244	20,015
Viavi Solutions, Inc.*	2,188	38,640
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	1,648	9,821

		116,393

Construction & Engineering — 0.1%
Arcosa, Inc.	380	22,321
Dycom Industries, Inc.*	260	19,378
JGC Holdings Corp. (Japan)	3,100	28,956
Maeda Corp. (Japan)	2,400	20,801
NV5 Global, Inc.*	198	18,713
Valmont Industries, Inc.	195	46,030
WillScot Mobile Mini Holdings Corp.*	286	7,971

		164,170

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	8,000	42,359
HeidelbergCement AG (Germany)	708	60,801
Imerys SA (France)	262	12,261
Martin Marietta Materials, Inc.	342	120,319
Taiheiyo Cement Corp. (Japan)	2,100	46,024
U.S. Concrete, Inc.*	376	27,749
Vulcan Materials Co.	489	85,120

		394,633

Consumer Finance — 0.2%
Aiful Corp. (Japan)	5,800	20,019
Ally Financial, Inc.	440	21,930
American Express Co.	561	92,694
CreditAccess Grameen Ltd. (India)*	967	9,804
Funding Circle Holdings PLC (United Kingdom), 144A*	9,718	20,482
Green Dot Corp. (Class A Stock)*	392	18,365
PROG Holdings, Inc.	170	8,182
Shriram Transport Finance Co. Ltd. (India)	4,106	74,509
SLM Corp.	1,491	31,222

		297,207

Containers & Packaging — 1.4%
Amcor PLC, CDI	12,461	142,412
Avery Dennison Corp.	1,692	355,726
Ball Corp.	2,813	227,909
Berry Global Group, Inc.*	402	26,218
Crown Holdings, Inc.	288	29,437
Graphic Packaging Holding Co.	728	13,206
Huhtamaki OYJ (Finland)	312	14,797
International Paper Co.	8,827	541,183

	Shares	Value

COMMON STOCKS (continued)

Containers & Packaging (cont’d.)
Mayr Melnhof Karton AG (Austria)	156	$33,278
Packaging Corp. of America	2,387	323,248
Pactiv Evergreen, Inc.	277	4,174
Sealed Air Corp.	2,060	122,055
Verallia SA (France), 144A*	709	26,359
Westrock Co.	10,243	545,133

		2,405,135

Distributors — 0.0%
Educational Development Corp.	963	12,009
PALTAC Corp. (Japan)	300	15,546
Weyco Group, Inc.	687	15,368

		42,923

Diversified Consumer Services — 0.2%
2U, Inc.*	469	19,543
Benesse Holdings, Inc. (Japan)	1,400	34,832
Bright Horizons Family Solutions, Inc.*	391	57,520
frontdoor, Inc.*	341	16,989
Hope Education Group Co. Ltd. (China), 144A.	88,000	21,218
IDP Education Ltd. (Australia)	1,284	23,695
New Oriental Education & Technology Group, Inc. (China), ADR*	1,930	15,807
Service Corp. International	365	19,560
Strategic Education, Inc.	167	12,702
TAL Education Group (China), ADR*	517	13,044
Terminix Global Holdings, Inc.*	505	24,093
WW International, Inc.*	733	26,491

		285,494

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	9,163	89,190
Equitable Holdings, Inc.	10,185	310,133
FirstRand Ltd. (South Africa)	8,863	33,253
Hypoport SE (Germany)*	38	19,691
ORIX Corp. (Japan)	6,600	111,469
Syncona Ltd.*	4,606	13,286
Voya Financial, Inc.	529	32,533

		609,555

Diversified Telecommunication Services — 0.5%
Anterix, Inc.*	460	27,595
AT&T, Inc.	655	18,851
ATN International, Inc.	394	17,923
Cellnex Telecom SA (Spain), 144A	238	15,204
Helios Towers PLC (Tanzania)*	11,517	26,284
Indus Towers Ltd. (India)	12,501	40,343
KT Corp. (South Korea)	407	11,502
KT Corp. (South Korea), ADR	4,005	55,870
Liberty Global PLC (United Kingdom) (Class C Stock)*	762	20,604
Liberty Latin America Ltd. (Chile) (Class A Stock)*	736	10,201
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,166	16,441
Nippon Telegraph & Telephone Corp. (Japan)	13,300	346,098

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Diversified Telecommunication Services (cont’d.)
Orange SA (France)	3,750	$42,821
Sarana Menara Nusantara Tbk PT (Indonesia)	956,900	81,893
Telefonica Deutschland Holding AG (Germany)	13,212	34,927
V-Cube, Inc. (Japan)	800	17,664

		784,221

Electric Utilities — 0.8%
American Electric Power Co., Inc.	1,018	86,113
EDP - Energias do Brasil SA (Brazil)	12,542	44,784
Electricite de France SA (France)	5,291	72,423
Evergy, Inc.	1,016	61,397
Eversource Energy	823	66,038
Hawaiian Electric Industries, Inc.	669	28,285
Iberdrola SA (Spain)	11,278	137,499
IDACORP, Inc.	216	21,060
NextEra Energy, Inc.	7,078	518,676
Otter Tail Corp.	314	15,326
PG&E Corp.*	500	5,085
PNM Resources, Inc.	221	10,778
Southern Co. (The)	3,036	183,708
Spark Energy, Inc. (Class A Stock)	858	9,721
Terna SPA (Italy)	1,333	9,920
Xcel Energy, Inc.	211	13,901

		1,284,714

Electrical Equipment — 0.6%
Array Technologies, Inc.*	471	7,348
Emerson Electric Co.	110	10,586
Generac Holdings, Inc.*	95	39,439
Hongfa Technology Co. Ltd. (China) (Class A Stock)	4,891	47,462
Hubbell, Inc.	1,155	215,800
Idec Corp. (Japan)	700	13,226
Legrand SA (France)	139	14,731
Mabuchi Motor Co. Ltd. (Japan)	300	11,328
Mitsubishi Electric Corp. (Japan)	6,500	94,246
NARI Technology Co. Ltd. (China) (Class A Stock)	14,400	51,784
Plug Power, Inc.*	1,086	37,130
Polycab India Ltd. (India)*	940	25,070
Prysmian SpA (Italy)	1,947	70,048
Rockwell Automation, Inc.	228	65,213
Schneider Electric SE	591	93,111
Sensata Technologies Holding PLC*	854	49,506
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	4,200	20,280
Shoals Technologies Group, Inc. (Class A Stock)*	483	17,147
Signify NV (Netherlands), 144A	1,074	68,096
Thermon Group Holdings, Inc.*	1,300	22,152
Vicor Corp.*	277	29,290

		1,002,993

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	1,920	131,347
Barco NV (Belgium)	448	12,283

	Shares	Value

COMMON STOCKS (continued)

Electronic Equipment, Instruments & Components (cont’d.)
Cognex Corp.	517	$43,454
Coherent, Inc.*	161	42,559
Daiwabo Holdings Co. Ltd. (Japan)	1,400	24,025
Horiba Ltd. (Japan)	200	12,963
Littelfuse, Inc.	167	42,550
Murata Manufacturing Co. Ltd. (Japan)	1,200	91,271
National Instruments Corp.	767	32,429
Nippon Ceramic Co. Ltd. (Japan)	400	10,510
Novanta, Inc.*	149	20,079
Renishaw PLC (United Kingdom)	382	26,185
RF Industries Ltd.*	1,409	10,511
Sensirion Holding AG (Switzerland), 144A*	257	20,619
Shimadzu Corp. (Japan)	1,200	46,410
Taiyo Yuden Co. Ltd. (Japan)	300	14,813
TE Connectivity Ltd.	1,325	179,153

		761,161

Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	460	16,891
ChampionX Corp.*	762	19,545
Dril-Quip, Inc.*	455	15,393
Enerflex Ltd. (Canada)	1,600	10,829
Halliburton Co.	486	11,236
Modec, Inc. (Japan)	1,000	18,597
Nabors Industries Ltd.*	124	14,166
Oceaneering International, Inc.*	1,064	16,567
TechnipFMC PLC (United Kingdom)*	879	7,955
Tenaris SA	1,296	14,194
Tenaris SA, ADR	2,754	60,313
Worley Ltd. (Australia)	4,419	39,738

		245,424

Entertainment — 1.2%
AMC Entertainment Holdings, Inc. (Class A Stock)*	355	20,122
CTS Eventim AG & Co. KGaA (Germany)*	548	34,307
Frontier Developments PLC (United Kingdom)*	433	14,019
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,697	81,812
Live Nation Entertainment, Inc.*	1,804	158,012
Netflix, Inc.*	777	410,419
ROBLOX Corp. (Class A Stock)*	117	10,528
Roku, Inc.*	287	131,805
Sea Ltd. (Taiwan), ADR*	1,467	402,838
Spotify Technology SA*	261	71,929
Tencent Music Entertainment Group (China), ADR*	819	12,678
Walt Disney Co. (The)*	3,488	613,086
World Wrestling Entertainment, Inc. (Class A Stock)	329	19,046
Zynga, Inc. (Class A Stock)*(a)	2,500	26,575

		2,007,176

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	4,025	88,389

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Agree Realty Corp.	26	$1,833
Alexandria Real Estate Equities, Inc.	1,086	197,587
American Campus Communities, Inc.	2,987	139,553
American Homes 4 Rent (Class A Stock)	403	15,657
American Tower Corp.	930	251,230
Apartment Income REIT Corp.	1,324	62,797
Apple Hospitality REIT, Inc.	4,869	74,301
AvalonBay Communities, Inc.	700	146,083
Big Yellow Group PLC (United Kingdom)	694	12,583
Camden Property Trust	2,689	356,750
Canadian Apartment Properties REIT (Canada)	396	18,567
CapitaLand Integrated Commercial Trust (Singapore)	16,400	25,565
Centerspace	313	24,696
Crown Castle International Corp.	813	158,616
CubeSmart	3,137	145,306
CyrusOne, Inc.	723	51,709
Daiwa Office Investment Corp. (Japan)	3	20,828
Derwent London PLC (United Kingdom)	1,359	62,442
Digital Realty Trust, Inc.	165	24,826
Diversified Healthcare Trust	2,805	11,725
Douglas Emmett, Inc.	2,907	97,733
EastGroup Properties, Inc.	475	78,114
EPR Properties*	175	9,219
Equinix, Inc.	499	400,497
Equity Commonwealth	135	3,537
Equity LifeStyle Properties, Inc.	3,121	231,921
Equity Residential	5,042	388,234
Essential Properties Realty Trust, Inc.	257	6,949
Essex Property Trust, Inc.	426	127,804
Federal Realty Investment Trust	204	23,903
Gecina SA (France)	94	14,396
Getty Realty Corp.	873	27,194
Goodman Group (Australia)	1,865	29,581
Great Portland Estates PLC (United Kingdom)	8,771	85,766
Healthcare Realty Trust, Inc.	1,455	43,941
Healthcare Trust of America, Inc. (Class A Stock)(a)	1,303	34,790
Highwoods Properties, Inc.	500	22,585
Hoshino Resorts REIT, Inc. (Japan)	2	12,121
Host Hotels & Resorts, Inc.*	561	9,587
Industrial & Infrastructure Fund Investment Corp. (Japan)	22	41,937
Inmobiliaria Colonial Socimi SA (Spain)	4,796	48,446
Innovative Industrial Properties, Inc.	8	1,528
Invitation Homes, Inc.	878	32,741
Japan Metropolitan Fund Investment Corp. (Japan)	17	18,350
JBG SMITH Properties	1,072	33,779
Kilroy Realty Corp.	1,388	96,660
Lexington Realty Trust	145	1,733
Mapletree Industrial Trust (Singapore)	5,548	11,706
Medical Properties Trust, Inc.	993	19,959

	Shares	Value

COMMON STOCKS (continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mitsui Fudosan Logistics Park, Inc. (Japan)	4	$21,309
National Health Investors, Inc.	407	27,289
National Retail Properties, Inc.	1,113	52,177
Omega Healthcare Investors, Inc.	669	24,278
Paramount Group, Inc.	1,553	15,639
Pebblebrook Hotel Trust	2,507	59,040
Prologis, Inc.	6,468	773,120
PS Business Parks, Inc.	343	50,791
Public Storage	439	132,003
Rayonier, Inc.	549	19,726
Realty Income Corp.	366	24,427
Regency Centers Corp.	1,365	87,456
Rexford Industrial Realty, Inc.	1,123	63,955
RLJ Lodging Trust	2,148	32,714
RPT Realty	2,855	37,058
Ryman Hospitality Properties, Inc.*	337	26,609
SBA Communications Corp.	62	19,759
Scentre Group (Australia)	33,537	68,845
Simon Property Group, Inc.	452	58,977
SL Green Realty Corp.	626	50,080
Spirit Realty Capital, Inc.	76	3,636
STORE Capital Corp.	415	14,322
Summit Industrial Income REIT (Canada)	2,987	42,819
Sun Communities, Inc.	266	45,592
Sunstone Hotel Investors, Inc.*	3,864	47,991
Terreno Realty Corp.	1,170	75,488
UNITE Group PLC (The) (United Kingdom)	2,318	34,490
Urban Edge Properties	2,271	43,376
VEREIT, Inc.	1,168	53,646
VICI Properties, Inc.	1,241	38,496
Welltower, Inc.	5,578	463,532
Weyerhaeuser Co.	534	18,380
WP Carey, Inc.	960	71,635

		6,444,409

Food & Staples Retailing — 0.6%
BIM Birlesik Magazalar A/S (Turkey)	1,618	11,559
Clicks Group Ltd. (South Africa)	1,487	25,631
Costco Wholesale Corp.	297	117,514
CP ALL PCL (Thailand)	68,300	128,109
Jeronimo Martins SGPS SA (Portugal)	6,779	123,729
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	83,831
Performance Food Group Co.*	529	25,651
President Chain Store Corp. (Taiwan)	4,000	37,784
PriceSmart, Inc.	173	15,745
Raia Drogasil SA (Brazil)	10,980	54,748
Rite Aid Corp.*	484	7,889
Seven & i Holdings Co. Ltd. (Japan)	2,200	105,149
Shoprite Holdings Ltd. (South Africa)	3,741	40,790
SpartanNash Co.	692	13,363
Sprouts Farmers Market, Inc.*	862	21,421
Wal-Mart de Mexico SAB de CV (Mexico)	13,400	43,768
Walmart, Inc.	994	140,174
X5 Retail Group NV (Russia), GDR	931	32,774

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	6,041	$52,417

		1,082,046

Food Products — 0.7%
Barry Callebaut AG (Switzerland)	33	76,691
Beyond Meat, Inc.*	79	12,442
Bunge Ltd.	485	37,903
China Feihe Ltd. (China), 144A	11,000	23,792
China Mengniu Dairy Co. Ltd. (China)* .	31,000	187,327
Darling Ingredients, Inc.*	584	39,420
Edita Food Industries SAE (Egypt), 144A, GDR	158	460
Edita Food Industries SAE (Egypt), GDR	882	2,571
Freshpet, Inc.*	91	14,829
Ingredion, Inc.	256	23,168
McCormick & Co., Inc.	697	61,559
Mondelez International, Inc. (Class A Stock)	4,222	263,622
Nestle SA (Switzerland)	2,949	367,391
Post Holdings, Inc.*	66	7,159
Sakata Seed Corp. (Japan)	200	6,561
Sanderson Farms, Inc.	66	12,406
Simply Good Foods Co. (The)*	618	22,563
TreeHouse Foods, Inc.*	502	22,349
Universal Robina Corp. (Philippines)	8,810	26,096

		1,208,309

Gas Utilities — 0.1%
Atmos Energy Corp.	1,076	103,414
ENN Energy Holdings Ltd. (China)	1,500	28,562
National Fuel Gas Co.	359	18,758
ONE Gas, Inc.	205	15,195
Southwest Gas Holdings, Inc.	230	15,224

		181,153

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,518	175,982
Alcon, Inc. (Switzerland)	925	64,960
Align Technology, Inc.*	35	21,385
Ambu A/S (Denmark) (Class B Stock)	888	34,192
Axogen, Inc.*	716	15,473
Becton, Dickinson & Co.	806	196,011
BioMerieux (France)	84	9,770
Cerus Corp.*	2,805	16,578
Cochlear Ltd. (Australia)	161	30,455
Cooper Cos., Inc. (The)	103	40,816
Danaher Corp.	4,527	1,214,866
DENTSPLY SIRONA, Inc.	1,539	97,357
DiaSorin SpA (Italy)	371	70,108
Envista Holdings Corp.*	563	24,327
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,677	58,293
GVS SpA (Italy), 144A	1,401	23,025
Haemonetics Corp.*	180	11,995
ICU Medical, Inc.*	102	20,992
Inogen, Inc.*	261	17,009

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Insulet Corp.*	154	$42,275
Intuitive Surgical, Inc.*	372	342,106
Koninklijke Philips NV (Netherlands)	4,347	215,576
LivaNova PLC*	247	20,775
Medtronic PLC.	4,379	543,565
Nakanishi, Inc. (Japan)	900	19,640
Neogen Corp.*	430	19,797
Nevro Corp.*	66	10,942
Nipro Corp. (Japan)	2,200	26,014
Novocure Ltd.*	145	32,164
Penumbra, Inc.*	87	23,843
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	1,500	24,402
Quidel Corp.*	122	15,631
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	12,000	28,054
Shockwave Medical, Inc.*	67	12,712
Smith & Nephew PLC (United Kingdom)	6,074	131,926
STAAR Surgical Co.*	92	14,030
Stryker Corp.	2,324	603,613
Tactile Systems Technology, Inc.*	398	20,696
Tandem Diabetes Care, Inc.*	222	21,623
Teleflex, Inc.	293	117,724
Vimian Group AB (Sweden)*	1,015	10,911
Zimmer Biomet Holdings, Inc.	151	24,284
Zylox-Tonbridge Medical Technology Co. Ltd. (China), 144A*	500	2,778

		4,468,675

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.*	405	25,414
agilon health, Inc.*	209	8,479
Ambea AB (Sweden), 144A	2,193	16,343
Amedisys, Inc.*	120	29,392
Amplifon SpA (Italy)	2,069	102,200
Anthem, Inc.	1,008	384,854
Brookdale Senior Living, Inc.*	1,762	13,920
Centene Corp.*	2,403	175,251
Cigna Corp.	1,513	358,687
Clover Health Investments Corp.*	35	466
Community Health Systems, Inc.*	1,157	17,864
CVS Group PLC (United Kingdom)*	707	23,570
dentalcorp Holdings Ltd. (Canada)*	1,110	14,739
Dr. Lal PathLabs Ltd. (India), 144A	222	9,804
Encompass Health Corp.	350	27,310
Fresenius SE & Co. KGaA (Germany)	1,599	83,486
Guardant Health, Inc.*	83	10,308
HCA Healthcare, Inc.	2,263	467,853
HealthEquity, Inc.*	197	15,854
Humana, Inc.	176	77,919
Integrated Diagnostics Holdings PLC (Egypt), 144A	9,928	11,841
Molina Healthcare, Inc.*	353	89,330
New Horizon Health Ltd. (China), 144A*	500	5,082
Pennant Group, Inc. (The)*	234	9,571
Progyny, Inc.*	195	11,505

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Rede D’Or Sao Luiz SA (Brazil), 144A	4,753	$66,243
Select Medical Holdings Corp.	935	39,513
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	23,878
UnitedHealth Group, Inc.	2,929	1,172,889
US Physical Therapy, Inc.	177	20,509

		3,314,074

Health Care Technology — 0.1%
Inspire Medical Systems, Inc.*	70	13,528
Phreesia, Inc.*	248	15,202
Teladoc Health, Inc.*	302	50,220
Veeva Systems, Inc. (Class A Stock)*	465	144,592

		223,542

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. (Class A Stock)*	100	15,314
Aramark	895	33,339
Bloomin’ Brands, Inc.*	525	14,249
Booking Holdings, Inc.*	56	122,533
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	11,600	42,776
Chipotle Mexican Grill, Inc.*	101	156,584
Denny’s Corp.*	1,933	31,875
DraftKings, Inc. (Class A Stock)*(a)	475	24,781
Expedia Group, Inc.*	54	8,840
Galaxy Entertainment Group Ltd. (Macau)*	4,000	31,917
Hilton Grand Vacations, Inc.*	869	35,968
Hilton Worldwide Holdings, Inc.*	3,064	369,580
Huazhu Group Ltd. (China), ADR*	250	13,203
Jack in the Box, Inc.	282	31,426
Kyoritsu Maintenance Co. Ltd. (Japan)	500	16,296
Las Vegas Sands Corp.*	1,539	81,090
Marriott International, Inc. (Class A Stock)*	2,081	284,098
Marriott Vacations Worldwide Corp.*	75	11,948
McDonald’s Corp.	1,146	264,715
MGM Resorts International	1,533	65,382
Planet Fitness, Inc. (Class A Stock)*	938	70,584
Playtech PLC (United Kingdom)*	3,236	19,164
Round One Corp. (Japan)	1,700	21,041
Songcheng Performance Development Co. Ltd. (China) (Class A Stock)	11,383	29,574
SSP Group PLC (United Kingdom)*	4,075	15,069
Starbucks Corp	2,627	293,725
Trainline PLC (United Kingdom), 144A*	6,372	25,940
Travel + Leisure Co.	674	40,069
Vail Resorts, Inc.*	312	98,754
Whitbread PLC (United Kingdom)*	1,969	85,533
Wyndham Hotels & Resorts, Inc.	623	45,037
Yum China Holdings, Inc. (China)	950	62,938
Yum! Brands, Inc.	4,291	493,594

		2,956,936

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	14,934	18,999
Century Communities, Inc.	269	17,899

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Fujitsu General Ltd. (Japan)	4,200	$111,058
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	22,300	179,945
Haier Smart Home Co. Ltd. (China) (Class H Stock)*	4,200	14,695
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	2,700	32,294
Legacy Housing Corp.*	417	7,051
Lifetime Brands, Inc.	517	7,740
MDC Holdings, Inc.	663	33,548
Midea Group Co. Ltd. (China) (Class A Stock)	2,200	24,283
Skyline Champion Corp.*	630	33,579
Sony Group Corp. (Japan)	1,200	116,159
Tempur Sealy International, Inc.	1,011	39,621

		636,871

Household Products — 0.1%
Colgate-Palmolive Co	801	65,161
Essity AB (Sweden) (Class B Stock)	1,656	54,954
Kimberly-Clark Corp.	352	47,091

		167,206

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	2,287	59,622
Electric Power Development Co. Ltd. (Japan)	1,600	22,870
NTPC Ltd. (India)	69,426	109,211
Vistra Corp.	1,048	19,441

		211,144

Industrial Conglomerates — 1.9%
Carlisle Cos., Inc.	79	15,119
CK Hutchison Holdings Ltd. (United Kingdom)	9,500	73,936
DCC PLC (United Kingdom)	296	24,273
Fosun International Ltd. (China)	36,500	52,391
General Electric Co.	102,268	1,376,527
Hitachi Ltd. (Japan)	3,100	177,040
Honeywell International, Inc	2,651	581,497
Roper Technologies, Inc	948	445,750
Siemens AG (Germany)	1,655	262,371
SM Investments Corp. (Philippines)	4,352	89,040
Smiths Group PLC (United Kingdom)	3,915	86,445

		3,184,389

Insurance — 2.6%
AIA Group Ltd. (Hong Kong)	29,000	361,235
American International Group, Inc	11,478	546,353
Aon PLC (Class A Stock)	646	154,239
Arch Capital Group Ltd.*	925	36,020
Argo Group International Holdings Ltd.	727	37,680
Aviva PLC (United Kingdom)	14,613	82,104
AXA SA (France)	6,755	171,550
Axis Capital Holdings Ltd.	174	8,528
Chubb Ltd.	2,634	418,648
CNA Financial Corp.	90	4,094
CNO Financial Group, Inc.	1,578	37,272

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Dai-ichi Life Holdings, Inc. (Japan)	3,200	$58,813
eHealth, Inc.*	157	9,169
Fidelity National Financial, Inc.	747	32,465
First American Financial Corp.	374	23,319
Hartford Financial Services Group, Inc. (The)	3,600	223,092
Kemper Corp.	219	16,184
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)*	5,419	11,388
Loews Corp.	588	32,134
Manulife Financial Corp. (Canada)	3,139	61,787
Markel Corp.*	20	23,734
Marsh & McLennan Cos., Inc.	3,393	477,327
MetLife, Inc.	5,680	339,948
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	236	64,740
Old Republic International Corp.	1,884	46,931
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	10,000	98,054
Powszechny Zaklad Ubezpieczen SA (Poland)*	8,108	78,182
Progressive Corp. (The)	774	76,015
Prudential PLC (United Kingdom)	4,978	94,551
RenaissanceRe Holdings Ltd. (Bermuda)	120	17,858
Sampo OYJ (Finland) (Class A Stock)	2,711	124,824
Selective Insurance Group, Inc.	379	30,756
Sompo Holdings, Inc. (Japan)	2,100	77,553
Steadfast Group Ltd. (Australia)	7,465	24,668
Sun Life Financial, Inc. (Canada)	3,721	191,874
Travelers Cos., Inc. (The)	751	112,432
White Mountains Insurance Group Ltd.	19	21,813
Willis Towers Watson PLC	346	79,587
Zurich Insurance Group AG (Switzerland)	338	135,746

		4,442,667

Interactive Media & Services — 4.9%
Alphabet, Inc. (Class A Stock)*	107	261,272
Alphabet, Inc. (Class C Stock)*	1,428	3,579,025
Baidu, Inc. (China), ADR*	726	148,031
Facebook, Inc. (Class A Stock)*	4,515	1,569,911
IAC/InterActiveCorp*	372	57,351
Info Edge India Ltd. (India)	172	11,414
JOYY, Inc. (China), ADR	832	54,887
Kanzhun Ltd. (China), ADR*	1,090	43,219
Kuaishou Technology (China), 144A*	300	7,523
Mail.Ru Group Ltd. (Russia), GDR*	894	20,366
Match Group, Inc.*	1,659	267,514
NAVER Corp. (South Korea)	914	339,769
Pinterest, Inc. (Class A Stock)*	3,322	262,272
Rightmove PLC (United Kingdom)	1,385	12,423
Scout24 AG (Germany), 144A*	547	46,144
Snap, Inc. (Class A Stock)*	7,529	513,026
Tencent Holdings Ltd. (China)	11,200	844,674
Vimeo, Inc.*	616	30,184
Yandex NV (Russia) (Class A Stock)*(a)	421	29,786

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Z Holdings Corp. (Japan)	23,800	$118,812
Zillow Group, Inc. (Class A Stock)*	113	13,846
Zillow Group, Inc. (Class C Stock)*(a)	309	37,766

		8,269,215

Internet & Direct Marketing Retail — 2.8%
Alibaba Group Holding Ltd. (China)*	3,524	99,610
Alibaba Group Holding Ltd. (China), ADR*	2,766	627,273
Amazon.com, Inc.*	679	2,335,869
ASOS PLC (United Kingdom)*	2,172	149,575
Auction Technology Group PLC (United Kingdom)*	1,613	25,901
Baltic Classifieds Group PLC (United Kingdom)*	6,340	15,698
boohoo Group PLC (United Kingdom) *	23,352	100,736
Coupang, Inc. (South Korea)*(a)	588	24,590
Deliveroo PLC (United Kingdom) (Class A Stock), 144A*(a)	10,131	40,764
DoorDash, Inc. (Class A Stock)*(a)	492	87,738
Etsy, Inc.*	219	45,079
JD.com, Inc. (China), ADR*	100	7,981
Just Eat Takeaway.com NV (Germany), 144A*	310	28,626
Media Do Co. Ltd. (Japan)	400	16,426
Meituan (China) (Class B Stock), 144A*	1,000	41,296
MercadoLibre, Inc. (Argentina)*	84	130,854
Naspers Ltd. (South Africa) (Class N Stock)	1,210	254,789
Ocado Group PLC (United Kingdom)*	2,352	64,892
Ozon Holdings PLC (Russia), ADR*	613	35,934
Pinduoduo, Inc. (China), ADR*	45	5,716
Prosus NV (China)*	2,372	232,784
Qurate Retail, Inc. (Class A Stock)	2,009	26,298
Shop Apotheke Europe NV (Netherlands), 144A*	392	73,908
Stitch Fix, Inc. (Class A Stock)*	119	7,176
THG PLC (United Kingdom)*	7,122	60,702
Trip.com Group Ltd. (China), ADR*	930	32,978
Victorian Plumbing Group PLC (United Kingdom)*	3,695	15,232
Wayfair, Inc. (Class A Stock)*	165	52,092
Zalando SE (Germany), 144A*	538	65,179

		4,705,696

IT Services — 3.9%
Accenture PLC (Class A Stock)	1,197	352,863
Adyen NV (Netherlands), 144A*	14	34,272
Amadeus IT Group SA (Spain)*	994	69,975
Automatic Data Processing, Inc.	619	122,946
Broadridge Financial Solutions, Inc.	1,047	169,122
CANCOM SE (Germany)	210	12,735
CSG Systems International, Inc.	557	26,279
Dlocal Ltd. (Uruguay)*(a)	624	32,779
Edenred (France)	373	21,279
EPAM Systems, Inc.*	138	70,512
Euronet Worldwide, Inc.*	1,320	178,662

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	2,722	$385,626
Fiserv, Inc.*	2,808	300,147
Fujitsu Ltd. (Japan)	900	168,629
GDS Holdings Ltd. (China) (Class A Stock)*	2,005	19,839
Global Payments, Inc.	2,039	382,394
Globant SA*	60	13,151
GoDaddy, Inc. (Class A Stock)*	433	37,654
Indra Sistemas SA (Spain)*	2,945	26,948
Infosys Ltd. (India)	5,254	111,600
Keywords Studios PLC (Ireland)*	1,151	39,735
LiveRamp Holdings, Inc.*	302	14,149
Mastercard, Inc. (Class A Stock)	1,310	478,268
MongoDB, Inc.*	363	131,232
NET One Systems Co. Ltd. (Japan)	900	29,693
Network International Holdings PLC (United Arab Emirates), 144A*	23,752	120,667
NTT Data Corp. (Japan)	3,200	49,853
Okta, Inc.*	246	60,191
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	537	30,029
PayPal Holdings, Inc.*	1,608	468,700
Shopify, Inc. (Canada) (Class A Stock)*	138	201,615
Shopify, Inc. (Canada) (Class A Stock)*	55	80,435
Snowflake, Inc. (Class A Stock)*(a)	65	15,717
Square, Inc. (Class A Stock)*	707	172,366
StoneCo Ltd. (Brazil) (Class A Stock) *	2,629	176,301
Tata Consultancy Services Ltd. (India)	336	15,162
Twilio, Inc. (Class A Stock)*	392	154,511
VeriSign, Inc.*	312	71,039
Visa, Inc. (Class A Stock)(a)	7,238	1,692,389
WEX, Inc.*	163	31,606
Wix.com Ltd. (Israel)*	167	48,477

		6,619,547

Leisure Products — 0.2%
American Outdoor Brands, Inc.*	73	2,565
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	800	29,266
Brunswick Corp.	356	35,465
MIPS AB (Sweden)	198	17,056
Peloton Interactive, Inc. (Class A Stock)*	568	70,443
Polaris, Inc.	181	24,790
Sega Sammy Holdings, Inc. (Japan)	1,100	14,439
Smith & Wesson Brands, Inc.	567	19,675
Spin Master Corp. (Canada), 144A*	883	34,348
Thule Group AB (Sweden), 144A	1,538	68,254
YETI Holdings, Inc.*	306	28,097

		344,398

Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.*	151	6,170
Agilent Technologies, Inc.	3,387	500,632
Avantor, Inc.*	1,008	35,794
Bio-Techne Corp.	43	19,361
Eurofins Scientific SE (Luxembourg)*	639	73,165
Evotec SE (Germany)*	2,262	102,705

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Lonza Group AG (Switzerland)	284	$201,751
Olink Holding AB (Sweden), ADR*	280	9,638
PolyPeptide Group AG, 144A*	312	28,886
PPD, Inc.*	247	11,384
PRA Health Sciences, Inc.*	225	37,172
Repligen Corp.*	107	21,359
Syneos Health, Inc.*	287	25,684
Tecan Group AG (Switzerland)	63	31,260
Thermo Fisher Scientific, Inc.	1,812	914,100
Wuxi Biologics Cayman, Inc. (China), 144A*	2,000	36,636

		2,055,697

Machinery — 1.6%
Aalberts NV (Netherlands)	353	19,031
AGCO Corp.	268	34,942
Aida Engineering Ltd. (Japan)	1,200	10,709
Alamo Group, Inc.	81	12,367
Alstom SA (France)*	1,234	62,437
Atlas Copco AB (Sweden) (Class B Stock)	239	12,589
Bucher Industries AG (Switzerland)	24	12,554
Caterpillar, Inc.	2,535	551,692
CNH Industrial NV (United Kingdom)	5,032	83,674
Colfax Corp.*	952	43,611
Cummins, Inc.	314	76,556
Deere & Co.	514	181,293
Epiroc AB (Sweden) (Class A Stock)	4,140	94,471
Epiroc AB (Sweden) (Class B Stock)	1,144	22,489
ESCO Technologies, Inc.	66	6,191
Escorts Ltd. (India)	1,443	23,790
Fluidra SA (Spain)	830	33,016
Fortive Corp.	2,341	163,261
Fujitec Co. Ltd. (Japan)	800	17,737
GEA Group AG (Germany)	1,761	71,381
Graco, Inc.	496	37,547
Hoshizaki Corp. (Japan)	700	59,475
Illinois Tool Works, Inc.	527	117,816
IMI PLC (United Kingdom)	665	15,831
Impro Precision Industries Ltd., 144A	33,000	10,295
Kadant, Inc.	67	11,798
Knorr-Bremse AG (Germany)	585	67,443
Lincoln Electric Holdings, Inc.	334	43,991
Lindsay Corp.	103	17,024
LK Technology Holdings Ltd. (Hong Kong)	5,000	10,428
Manitex International, Inc.*	475	3,463
METAWATER Co. Ltd. (Japan)	800	15,193
Metso Outotec OYJ (Finland)	6,083	70,749
Middleby Corp. (The)*	749	129,772
Mueller Water Products, Inc. (Class A Stock)	780	11,248
Norma Group SE (Germany)	463	23,794
Obara Group, Inc. (Japan)	500	17,126
Oshkosh Corp.	395	49,233
PACCAR, Inc.	551	49,177
RBC Bearings, Inc.*	210	41,878
Rexnord Corp.	250	12,510
Rotork PLC (United Kingdom)	3,834	18,179

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Sandvik AB (Sweden)	4,199	$107,407
Spirax-Sarco Engineering PLC (United Kingdom)	165	31,052
Takuma Co. Ltd. (Japan)	700	10,573
Terex Corp.	280	13,334
Timken Co. (The)	461	37,152
Toro Co. (The)	318	34,942
Trelleborg AB (Sweden) (Class B Stock)	690	16,032
Trinity Industries, Inc.(a)	1,145	30,789
Weir Group PLC (The) (United Kingdom)*	3,027	77,804
Yangzijiang Shipbuilding Holdings Ltd. (China)	56,700	57,558

		2,784,404

Marine — 0.0%
SITC International Holdings Co. Ltd. (China)	10,000	41,860

Media — 0.6%
Ascential PLC (United Kingdom)*	10,731	61,910
Cable One, Inc.	18	34,430
Cardlytics, Inc.*	142	18,024
Charter Communications, Inc. (Class A Stock)*	144	103,889
Comcast Corp. (Class A Stock)	8,100	461,862
DallasNews Corp.	40	298
Eutelsat Communications SA (France)	3,434	40,203
Informa PLC (United Kingdom)*	6,964	48,206
Liberty Broadband Corp. (Class A Stock)*	126	21,189
Liberty Broadband Corp. (Class C Stock)*	360	62,518
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	603	28,088
oOh!media Ltd. (Australia)*	9,955	13,074
Sirius XM Holdings, Inc.	2,570	16,808
WPP PLC (United Kingdom)	7,934	107,099
YouGov PLC (United Kingdom)	2,773	45,509

		1,063,107

Metals & Mining — 1.9%
Alrosa PJSC (Russia)	43,790	80,648
Anglo American PLC (South Africa)	1,221	48,870
Antofagasta PLC (Chile)	2,017	40,359
BHP Group Ltd. (Australia)	17,085	625,717
BHP Group PLC (Australia)	4,074	120,698
Boliden AB (Sweden)	4,228	162,989
Centerra Gold, Inc. (Kyrgyzstan)	3,370	25,582
Cleveland-Cliffs, Inc.*(a)	2,228	48,036
Coeur Mining, Inc.*	1,679	14,910
Constellium SE*	2,079	39,397
ERO Copper Corp. (Canada)*	3,082	64,668
Franco-Nevada Corp. (Canada)	678	98,391
Gold Resource Corp.	4,260	10,991
Granges AB (Sweden)	1,456	20,302
Hecla Mining Co.	3,346	24,894
Hitachi Metals Ltd. (Japan)*	4,200	80,292

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
IGO Ltd. (Australia)	5,687	$32,725
Impala Platinum Holdings Ltd. (South Africa)	1,400	23,141
K92 Mining, Inc. (Canada)*	5,621	40,629
Kaiser Aluminum Corp.	79	9,756
Kirkland Lake Gold Ltd. (Canada)	2,206	85,012
Lundin Mining Corp. (Chile)	8,225	74,182
MAG Silver Corp. (Canada)*	2,030	42,468
Mitsui Mining & Smelting Co. Ltd. (Japan)	600	16,730
MMC Norilsk Nickel PJSC (Russia)	123	41,709
Nippon Steel Corp. (Japan)	2,100	35,496
Norsk Hydro ASA (Norway)	4,009	25,651
Northam Platinum Ltd. (South Africa)*	611	9,316
Northern Star Resources Ltd. (Australia)	14,629	107,627
Nucor Corp.	493	47,293
OZ Minerals Ltd. (Australia)	3,872	65,431
Pan American Silver Corp. (Canada)	430	12,285
Perseus Mining Ltd. (Australia)*	65,260	71,675
Polymetal International PLC (Russia)	1,867	40,491
Polyus PJSC (Russia)	208	40,376
POSCO (South Korea)	191	59,237
Reliance Steel & Aluminum Co.	1,025	154,672
Rio Tinto Ltd. (Australia)	726	69,295
Rio Tinto PLC (Australia)	1,125	93,145
Royal Gold, Inc.	77	8,786
Sandstorm Gold Ltd. (Canada)*	3,957	31,221
Sibanye Stillwater Ltd. (South Africa)	8,557	35,871
Silver Lake Resources Ltd. (Australia)*	17,153	21,450
South32 Ltd. (Australia)	47,803	105,336
Southern Copper Corp. (Peru)	1,089	70,044
Steel Dynamics, Inc.	1,490	88,804
United States Steel Corp.	802	19,248
Vale SA (Brazil)	3,742	85,045
Wesdome Gold Mines Ltd. (Canada)*	7,770	73,713
Wheaton Precious Metals Corp. (Brazil)	464	20,453

		3,265,057

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,380	23,308
Annaly Capital Management, Inc.	3,938	34,969
Apollo Commercial Real Estate Finance, Inc.	2,082	33,208
Cherry Hill Mortgage Investment Corp.	1,168	11,516
Ellington Residential Mortgage REIT	841	9,899
Two Harbors Investment Corp.	2,133	16,126

		129,026

Multiline Retail — 0.4%
Dollar General Corp.	1,738	376,086
Dollar Tree, Inc.*	280	27,860
Lojas Renner SA (Brazil)	2,388	21,356
Magazine Luiza SA (Brazil)	15,683	66,688
Next PLC (United Kingdom)*	875	95,447
Pan Pacific International Holdings Corp. (Japan)	2,700	55,979
Ryohin Keikaku Co. Ltd. (Japan)	500	10,481

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multiline Retail (cont’d.)
V-Mart Retail Ltd. (India)*	213	$8,058

		661,955

Multi-Utilities — 0.7%
Ameren Corp.	1,860	148,874
CMS Energy Corp.	748	44,192
Dominion Energy, Inc.	1,138	83,723
DTE Energy Co.	111	14,386
Engie SA (France)	6,745	92,658
Public Service Enterprise Group, Inc.	1,189	71,031
Sempra Energy	4,939	654,319
WEC Energy Group, Inc.	431	38,337

		1,147,520

Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway)	661	21,237
ARC Resources Ltd. (Canada)	6,504	55,354
Arch Resources, Inc.*	321	18,291
BP PLC (United Kingdom), ADR	2,844	75,138
Cheniere Energy, Inc.*	199	17,261
Chevron Corp.	500	52,370
ConocoPhillips	1,438	87,574
Devon Energy Corp.	7,904	230,718
Enbridge, Inc. (Canada)	314	12,573
EOG Resources, Inc.	2,313	192,997
Equinor ASA (Norway)	2,331	49,572
Galp Energia SGPS SA (Portugal)	22,005	239,226
Hess Corp.	260	22,703
Lundin Energy AB (Sweden)	2,989	106,080
Magnolia Oil & Gas Corp. (Class A Stock)*	1,056	16,505
Murphy Oil Corp.	1,795	41,788
NAC Kazatomprom JSC (Kazakhstan), GDR*	859	25,142
Parex Resources, Inc. (Canada)*	600	10,019
PDC Energy, Inc.	954	43,684
Petronet LNG Ltd. (India)	8,832	26,936
Pioneer Natural Resources Co.	251	40,793
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	5,806	112,810
SM Energy Co.	1,659	40,861
Targa Resources Corp.	1,033	45,917
TC Energy Corp. (Canada) (NYSE)(a)	569	28,177
TC Energy Corp. (Canada) (XTSE)	1,387	68,634
TotalEnergies SE (France)	8,883	402,353
World Fuel Services Corp.	650	20,625

		2,105,338

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	575	34,667
Mercer International, Inc. (Germany)	1,525	19,444
Mondi PLC (Austria)	2,818	74,531
Stora Enso OYJ (Finland) (Class R Stock)	869	15,862
Suzano SA (Brazil)*	3,066	36,924
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	952	15,610
UPM-Kymmene OYJ (Finland)	952	36,064

	Shares	Value

COMMON STOCKS (continued)
Paper & Forest Products (cont’d.)
Verso Corp. (Class A Stock)	1,047	$18,532
West Fraser Timber Co. Ltd. (Canada)	163	11,702

		263,336

Personal Products — 0.5%
Beiersdorf AG (Germany)	740	89,394
Estee Lauder Cos., Inc. (The) (Class A Stock)	30	9,542
Kao Corp. (Japan)	700	43,011
LG Household & Health Care Ltd. (South Korea)	166	260,203
Medifast, Inc.	108	30,562
Shiseido Co. Ltd. (Japan)	300	22,053
Unilever PLC (United Kingdom) (XLON)	2,420	141,637
Unilever PLC (United Kingdom) (XAMS)	3,264	191,099
USANA Health Sciences, Inc.*	104	10,653

		798,154

Pharmaceuticals — 2.6%
Aerie Pharmaceuticals, Inc.*	860	13,769
Arvinas, Inc.*	103	7,931
Astellas Pharma, Inc. (Japan)	7,700	134,111
AstraZeneca PLC (United Kingdom), ADR(a)	12,928	774,387
Bausch Health Cos., Inc.*	2,814	82,507
Bayer AG (Germany)	2,810	171,061
Corcept Therapeutics, Inc.*	563	12,386
Daiichi Sankyo Co. Ltd. (Japan)	800	17,227
Dechra Pharmaceuticals PLC (United Kingdom)	283	17,156
Durect Corp.*	4,972	8,104
Eisai Co. Ltd. (Japan)	200	19,664
Elanco Animal Health, Inc.*	6,842	237,349
Eli Lilly & Co.	2,770	635,770
Endo International PLC*	1,411	6,603
GlaxoSmithKline PLC (United Kingdom), ADR	4,112	163,740
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	2,040	21,446
Johnson & Johnson	1,224	201,642
Laboratorios Farmaceuticos Rovi SA (Spain)	761	52,815
Lipocine, Inc.*(a)	5,264	7,370
Novartis AG (Switzerland)	2,265	206,453
Otsuka Holdings Co. Ltd. (Japan)	6,400	265,259
Reata Pharmaceuticals, Inc. (Class A Stock)*	111	15,710
Roche Holding AG (Switzerland)	889	334,964
Sanofi (France)	3,192	335,005
Sino Biopharmaceutical Ltd. (Hong Kong)	27,500	27,021
Supernus Pharmaceuticals, Inc.*	769	23,678
Takeda Pharmaceutical Co. Ltd. (Japan)	5,109	171,069
Torrent Pharmaceuticals Ltd. (India)	654	25,596

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Pharmaceuticals (cont’d.)
Zoetis, Inc.	2,032	$378,684

		4,368,477

Professional Services — 0.7%
ALS Ltd. (Australia)	2,581	25,301
Boa Vista Servicos SA (Brazil)	4,636	10,421
Booz Allen Hamilton Holding Corp.	359	30,580
Clarivate PLC (United Kingdom)*	2,926	80,553
CoStar Group, Inc.*	1,940	160,671
DKSH Holding AG (Switzerland)	336	25,747
Equifax, Inc.	563	134,844
FTI Consulting, Inc.*	178	24,316
HeadHunter Group PLC (Russia), ADR	540	22,880
Insperity, Inc.	257	23,225
Intertrust NV (Netherlands), 144A*	864	15,588
Jacobs Engineering Group, Inc.	2,046	272,977
Korn Ferry	602	43,675
ManpowerGroup, Inc.	293	34,841
Outsourcing, Inc. (Japan)	3,400	61,749
Persol Holdings Co. Ltd. (Japan)	7,800	154,043
TeamLease Services Ltd. (India)*	348	17,030
TransUnion	938	103,002
Upwork, Inc.*	440	25,647

		1,267,090

Real Estate Management & Development — 0.5%
Aedas Homes SA (Spain), 144A*	735	20,312
Altus Group Ltd. (Canada)(a)	452	20,948
CapitaLand Ltd. (Singapore)	6,200	17,116
China Overseas Land & Investment Ltd. (China)	11,000	24,941
China Resources Mixc Lifestyle Services Ltd. (China), 144A	4,600	31,553
CTP NV (Netherlands), 144A*	1,292	26,071
Fabege AB (Sweden)	1,483	23,811
Heiwa Real Estate Co. Ltd. (Japan)	1,100	41,502
Hongkong Land Holdings Ltd. (Hong Kong)	12,800	60,971
Howard Hughes Corp. (The)*	296	28,848
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	13,025
Instone Real Estate Group AG (Germany), 144A	524	15,800
Jones Lang LaSalle, Inc.*	156	30,492
Kojamo OYJ (Finland)	3,161	72,314
LEG Immobilien SE (Germany)	195	28,112
Mitsubishi Estate Co. Ltd. (Japan)	3,900	62,888
Mitsui Fudosan Co. Ltd. (Japan)	6,000	138,666
PSP Swiss Property AG (Switzerland)	115	14,612
Realogy Holdings Corp.*	880	16,034
Redfin Corp.*	359	22,764
Shurgard Self Storage SA (Belgium)	294	14,214
Sun Hung Kai Properties Ltd. (Hong Kong)	3,500	52,087
Tokyo Tatemono Co. Ltd. (Japan)	2,500	35,534
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	23,231

		835,846

	Shares	Value

COMMON STOCKS (continued)

Road & Rail — 0.6%
CSX Corp.	2,841	$91,139
J.B. Hunt Transport Services, Inc.	775	126,286
Landstar System, Inc.	105	16,592
Lyft, Inc. (Class A Stock)*	408	24,676
National Express Group PLC (United Kingdom)*	4,508	16,691
Norfolk Southern Corp.	1,179	312,919
PAM Transportation Services, Inc.*	213	11,236
Ryder System, Inc.	105	7,805
Uber Technologies, Inc.*	2,500	125,300
Union Pacific Corp.	1,323	290,967

		1,023,611

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	1,392	130,750
AIXTRON SE (Germany)	2,697	73,426
ams AG (Austria)*	1,361	27,386
Analog Devices, Inc.(a)	1,604	276,145
Applied Materials, Inc.	6,199	882,738
ASML Holding NV (Netherlands) (BATE)	691	476,221
ASML Holding NV (Netherlands) (XNGS)	470	324,695
Broadcom, Inc.	629	299,932
Cirrus Logic, Inc.*	344	29,281
CMC Materials, Inc.	116	17,486
Cree, Inc.*(a)	389	38,095
Disco Corp. (Japan)	200	60,870
Entegris, Inc.	462	56,812
Infineon Technologies AG (Germany)	1,019	41,026
IQE PLC (United Kingdom)*	32,744	21,735
KLA Corp.	538	174,425
Lattice Semiconductor Corp.*	255	14,326
Marvell Technology, Inc.	3,026	176,507
Maxim Integrated Products, Inc.	764	80,495
MediaTek, Inc. (Taiwan)	1,000	34,620
Microchip Technology, Inc.	1,764	264,141
MKS Instruments, Inc.	174	30,963
Monolithic Power Systems, Inc.	11	4,108
NVIDIA Corp.	343	274,434
NXP Semiconductors NV (China)	2,257	464,310
ON Semiconductor Corp.*	151	5,780
QUALCOMM, Inc.	1,993	284,859
QuickLogic Corp.*	768	5,553
Silicon Laboratories, Inc.*	213	32,642
Sino Wealth Electronic Ltd. (China) (Class A Stock)	2,400	31,625
SolarEdge Technologies, Inc.*	140	38,692
SUMCO Corp. (Japan)	600	14,726
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	49,000	1,047,427
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	409	49,145
Texas Instruments, Inc.	2,807	539,786
Tokyo Electron Ltd. (Japan)	300	129,972
Ultra Clean Holdings, Inc.*	614	32,984
Universal Display Corp.	126	28,014
Vanguard International Semiconductor Corp. (Taiwan)	6,000	25,519

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Win Semiconductors Corp. (Taiwan)	1,000	$13,513

		6,555,164

Software — 4.8%
Aspen Technology, Inc.*	195	26,820
Atlassian Corp. PLC (Class A Stock)*	347	89,130
AudioEye, Inc.*	339	5,692
Black Knight, Inc.*	377	29,398
Bytes Technology Group PLC (United Kingdom)*	3,037	19,544
CDK Global, Inc.	566	28,125
Cerence, Inc.*	151	16,113
Ceridian HCM Holding, Inc.*	359	34,435
Citrix Systems, Inc.	519	60,863
Cloudflare, Inc. (Class A Stock)*	219	23,179
Cornerstone OnDemand, Inc.*	613	31,619
Coupa Software, Inc.*	318	83,351
Crowdstrike Holdings, Inc. (Class A Stock)*	358	89,969
Datadog, Inc. (Class A Stock)*	599	62,344
Descartes Systems Group, Inc. (The) (Canada)*	480	33,197
Digital Turbine, Inc.*	230	17,487
DocuSign, Inc.*	671	187,591
Dropbox, Inc. (Class A Stock)*	1,174	35,584
Envestnet, Inc.*	347	26,323
Esker SA (France)	29	8,474
Everbridge, Inc.*	176	23,950
Fair Isaac Corp.*	7	3,519
First Derivatives PLC (United Kingdom)*	712	22,486
Five9, Inc.*	304	55,751
Fortinet, Inc.*	343	81,699
Guidewire Software, Inc.*	314	35,394
HubSpot, Inc.*	129	75,171
Intuit, Inc.	1,060	519,580
J2 Global, Inc.*	267	36,726
Manhattan Associates, Inc.*	227	32,879
Microsoft Corp.	14,525	3,934,821
Netcompany Group A/S (Denmark), 144A.	408	46,431
New Relic, Inc.*	430	28,797
Nuance Communications, Inc.*	250	13,610
Nutanix, Inc. (Class A Stock)*	575	21,977
Palo Alto Networks, Inc.*(a)	210	77,921
Paycom Software, Inc.*	39	14,175
Paylocity Holding Corp.*	110	20,988
Proofpoint, Inc.*	201	34,926
QT Group OYJ (Finland)*	199	23,337
RingCentral, Inc. (Class A Stock)*	197	57,244
salesforce.com, Inc.*	1,755	428,694
Sansan, Inc. (Japan)*	300	26,517
ServiceNow, Inc.*	750	412,163
Slack Technologies, Inc. (Class A Stock)*	588	26,048
Smartsheet, Inc. (Class A Stock)*	223	16,127
Splunk, Inc.*	835	120,724
SS&C Technologies Holdings, Inc.	343	24,717
Synopsys, Inc.*	640	176,506

	Shares	Value

COMMON STOCKS (continued)

Software (cont’d.)
TeamViewer AG (Germany), 144A*	1,003	$37,824
Temenos AG (Switzerland)	183	29,489
Trade Desk, Inc. (The) (Class A Stock) *.	920	71,171
UiPath, Inc. (Class A Stock)*	12	815
Veritone, Inc.*	284	5,598
VMware, Inc. (Class A Stock)*(a)	162	25,915
Workday, Inc. (Class A Stock)*	559	133,456
Workiva, Inc.*	376	41,860
Xero Ltd. (New Zealand)*	238	24,469
Zendesk, Inc.*(a)	438	63,221
Zoom Video Communications, Inc. (Class A Stock)*	1,054	407,930
Zscaler, Inc.*	141	30,464

		8,174,328

Specialty Retail — 1.2%
American Eagle Outfitters, Inc.	1,210	45,411
Aritzia, Inc. (Canada)*	640	19,144
Auto1 Group SE (Germany), 144A*	677	29,749
AutoZone, Inc.*	64	95,502
Burlington Stores, Inc.*	299	96,275
Carvana Co.*	498	150,306
Dick’s Sporting Goods, Inc.	433	43,382
Five Below, Inc.*	204	39,427
GameStop Corp. (Class A Stock)*	77	16,489
Grupo SBF SA (Brazil)*	3,200	24,525
Hikari Tsushin, Inc. (Japan)	300	52,602
Home Depot, Inc. (The)	1,360	433,691
Lowe’s Cos., Inc.	161	31,229
MYT Netherlands Parent BV (Germany), ADR*	549	16,706
National Vision Holdings, Inc.*	153	7,823
Nextage Co. Ltd. (Japan)	2,800	47,409
RH*(a)	69	46,851
Ross Stores, Inc.	4,197	520,428
TJX Cos., Inc. (The)	3,265	220,126
Tractor Supply Co.	380	70,703
Valora Holding AG (Switzerland)*	74	15,593
Watches of Switzerland Group PLC (United Kingdom), 144A*	2,854	33,254
Yellow Hat Ltd. (Japan)	1,100	19,468
Zhongsheng Group Holdings Ltd. (China)	3,500	29,143
Zumiez, Inc.*	448	21,948

		2,127,184

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	11,737	1,607,500
Dell Technologies, Inc. (Class C Stock) *	163	16,246
NCR Corp.*	940	42,873
Pure Storage, Inc. (Class A Stock)*	472	9,218
Samsung Electronics Co. Ltd. (South Korea)	9,254	663,724

		2,339,561

Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	2,800	70,742

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Textiles, Apparel & Luxury Goods (cont’d.)
Brunello Cucinelli SpA (Italy)*	310	$18,210
Burberry Group PLC (United Kingdom) *	2,383	68,307
Capri Holdings Ltd.*	295	16,871
Carter’s, Inc.	208	21,460
Dr. Martens PLC (United Kingdom)*	3,051	18,889
EssilorLuxottica SA (France)	968	178,886
Forward Industries, Inc.*	3,783	11,198
Li Ning Co. Ltd. (China)	3,500	42,859
Lululemon Athletica, Inc.*	560	204,383
LVMH Moet Hennessy Louis Vuitton SE (France)	59	46,335
NIKE, Inc. (Class B Stock)	1,317	203,463
Skechers USA, Inc. (Class A Stock)*	828	41,259
Wolverine World Wide, Inc.	616	20,722

		963,584

Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)	700	8,987
Home Federal Bancorp, Inc.	1,118	21,533
Housing Development Finance Corp. Ltd. (India)	8,964	299,426
MGIC Investment Corp.	1,606	21,842
New York Community Bancorp, Inc.	1,395	15,373
Rocket Cos., Inc. (Class A Stock)	91	1,761
Waterstone Financial, Inc.	1,265	24,870
WSFS Financial Corp.	545	25,391

		419,183

Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	1,907	74,088
Imperial Brands PLC (United Kingdom)	3,837	82,726
Philip Morris International, Inc.	1,903	188,606

		345,420

Trading Companies & Distributors — 0.2%
Air Lease Corp.	272	11,353
Beacon Roofing Supply, Inc.*	453	24,122
Beijer Ref AB (Sweden)	681	12,147
Hanwa Co. Ltd. (Japan)	800	23,220
Herc Holdings, Inc.*	364	40,794
Howden Joinery Group PLC (United Kingdom)	2,035	23,148
IMCD NV (Netherlands)	298	47,446
NOW, Inc.*	2,813	26,695
SiteOne Landscape Supply, Inc.*	221	37,407
Sumitomo Corp. (Japan)	5,500	73,910
United Rentals, Inc.*	228	72,734
Watsco, Inc.	102	29,237

		422,213

Transportation Infrastructure — 0.1%
Airports of Thailand PCL (Thailand)	8,600	16,670
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR*	291	53,806
Macquarie Infrastructure Corp.	664	25,411

		95,887

	Shares	Value

COMMON STOCKS (continued)

Water Utilities — 0.1%
American States Water Co.	346	$27,528
American Water Works Co., Inc	509	78,452
California Water Service Group	469	26,048
York Water Co. (The)	510	23,103

		155,131

Wireless Telecommunication Services — 0.4%
Millicom International Cellular SA (Colombia), SDR*	1,104	43,803
T-Mobile US, Inc.*	3,448	499,374
Vodafone Group PLC (United Kingdom)	58,885	99,347

		642,524

TOTAL COMMON STOCKS
(cost $92,703,478)		125,341,031

MASTER LIMITED PARTNERSHIP — 0.0%

Hotels, Restaurants & Leisure
Cedar Fair LP*	1,510	67,693

(cost $59,866)

PREFERRED STOCKS — 0.3%

Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	505	126,906

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	24,041	144,136

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	707	34,615
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	1,284	65,009

		99,624

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	41	21,382

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24	581	62,498

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	20,700	14,025

Multi-Utilities — 0.0%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21	172	16,989

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	370	24,258

TOTAL PREFERRED STOCKS
(cost $431,626)		509,818

UNAFFILIATED FUNDS** — 9.0%
T. Rowe Price Emerging Markets Bond Fund, (Investor Class)	428,123	4,854,915
T. Rowe Price Institutional Floating Rate Fund, (Institutional Shares)	555,067	5,423,008

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

		Shares	Value

UNAFFILIATED FUNDS** (continued)
T. Rowe Price Institutional High Yield Fund, (Institutional Shares)		565,555	$5,033,443

TOTAL UNAFFILIATED FUNDS
(cost $14,783,238)			15,311,366

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.2%

Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class D
1.290%	06/18/27	10	10,081
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	101,602
CarMax Auto Owner Trust,
Series 2020-01, Class B
2.210%	09/15/25	15	15,494
Series 2021-01, Class D
1.280%	07/15/27	10	9,941
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	10	10,181
Exeter Automobile Receivables Trust,
Series 2020-01A, Class B, 144A
2.260%	04/15/24	10	9,805
Series 2021-01A, Class C
0.740%	01/15/26	15	14,991
Series 2021-02A, Class C
0.980%	06/15/26	10	10,020
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	3	2,753
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	—(r)	20
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	10	10,579

			195,467

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,304

Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	—(r)	473
Series 2019-C, Class B
2.350%	04/15/27	20	20,725

			21,198

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)

Other — 0.1%
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48		49	$49,863

TOTAL ASSET-BACKED SECURITIES
(cost $272,214)				276,832

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
BANK,
Series 2017-BNK08, Class B
4.062%(cc)	11/15/50		15	16,444
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.233%(c)	11/15/34		10	9,700
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49		10	10,990
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58		10	10,990
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48		10	10,934
Series 2015-LC21, Class A4
3.708%	07/10/48		10	10,918
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27		8	8,742
Great Wolf Trust,
Series 2019-WOLF, Class A, 144A, 1 Month LIBOR + 1.034% (Cap N/A, Floor 1.034%)
1.107%(c)	12/15/36		10	10,006
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.706%(c)	12/15/36		10	10,004
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48		10	10,976
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51		10	11,388
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48		10	10,983
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.573%(c)	05/15/23	15		15,018
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10		10,770
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10		10,924
Series 2015-C27, Class AS
4.068%	12/15/47	15		16,502
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	10		11,519

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	$9,961
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.573%(c)	05/15/38	10	10,016
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,943
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	10,960
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,697

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $238,147)			249,385

CORPORATE BONDS — 1.8%

Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	11,039
3.650%	11/01/24	5	5,428
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	25	25,904

			42,371

Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	12,531

Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	3,308
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	24	24,353
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	26	27,226

			54,887

Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	25	25,523
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,494
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21	35	35,464

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21	10	$10,064
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	25	25,527

			102,072

Banks — 0.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	50	51,471
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	23,770
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	38,945
Sub. Notes
4.450%	09/29/27	10	11,421
4.600%	03/09/26	10	11,391
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	15,300
Sub. Notes
4.300%	01/16/24	10	10,845
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	15	16,216
3.850%	01/26/27	10	11,028
Sub. Notes
5.150%	05/22/45	5	6,668
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	23,031
Sub. Notes
2.956%(ff)	05/13/31	15	15,765
3.375%	05/01/23	50	52,635
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	25,931
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	26,561
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,642
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	15	17,599
4.300%	01/27/45	5	6,201
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,273
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	35,260

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Banks (cont’d.)
Truist Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	20	$20,053
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	10,014
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	2	2,044

			463,064

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	12,649
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,125

			17,774

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	40,106
3.625%	09/15/22	5	5,192
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,143

			50,441

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	2,048

Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	5,116
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	5,505

			10,621

Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	5	6,300
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	20	20,013
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	31,622
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	10,685

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Commercial Services (cont’d.)
3.500%	03/16/23	5	$5,245
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,570

			79,435

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	14,869
3.200%	05/13/25	25	27,260

			42,129

Diversified Financial Services — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/22	5	5,082
3.625%	04/01/27	5	5,383
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	5,331
5.250%	05/15/24	20	21,991
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	26,039
3.650%	05/11/27	20	22,238
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,456
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	26,555
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	15,314
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	5,294

			138,683

Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	12,000
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	17,038
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	5,459
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,736
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	27,230

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	$13,677
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,974
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	15,423
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	12,186
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,714
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	10,571

			145,008

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,611
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	16,708

			27,319

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	15,756
3.375%	11/15/27	5	5,495

			21,251

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	12,583

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	11,001
3.950%	03/30/48	15	17,143

			28,144

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	19,604

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,849

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	$18,722
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,927
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	29,827
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,321
Sr. Sec’d. Notes
2.760%	10/01/24	15	15,789
2.782%	10/01/30	5	5,203
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	24,592
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	20	22,554
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	18,027
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	22,202
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	6,163
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	10,083
3.750%	07/15/25	5	5,547

			200,806

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	32,906
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	15,369
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,559
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,566
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	10,132
3.300%	03/14/23	5	5,220
3.500%	06/03/24	10	10,758
4.350%	01/30/47	5	6,264

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (cont’d.)
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	$5,064
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	19,975
3.400%	05/15/25	10	10,843
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	23,893

			161,549

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,321
3.875%	08/22/37	10	11,904
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,469

			22,694

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	10,446
3.950%	05/01/28	15	17,097

			27,543

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	11,339
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	55,960
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,444
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,000
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	57,136

			139,879

Oil & Gas — 0.1%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	27,351
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	20,745

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	$10,329
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	5	5,616
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	30	31,712
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	15	15,338
3.400%	04/15/26	10	10,228
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,858
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	10	10,707
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	31,550
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	10,744
4.500%	03/04/29	20	22,434

			207,612

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,412

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	10,750
3.600%	05/14/25	10	10,917
4.500%	05/14/35	10	12,079
4.700%	05/14/45	15	18,715
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	20,946
3.700%	06/06/27	17	18,897
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	13	13,863
3.550%	08/15/22	10	10,357
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	16,386
3.750%	09/15/25	5	5,498
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	9	9,582
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	54,373

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
3.500%	07/20/22	5	$5,140
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	2	2,012
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	34,770

			244,285

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,592
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,654
3.701%	01/15/39	5	5,555
Energy Transfer LP,
Sr. Unsec’d. Notes
5.250%	04/15/29	10	11,812
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,551
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.223%(c)	09/09/22	20	20,011
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,361
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	11,295
4.500%	05/15/30	5	5,769
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	16,308

			97,908

Real Estate Investment Trusts (REITs) — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	35	38,164
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,432
3.900%	03/15/27	5	5,495
4.050%	07/01/30	5	5,606
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	11,004
4.750%	05/15/47	5	6,108
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	15,224
3.000%	01/15/30	5	5,261

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	$10,963
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	5	5,251
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,341
4.250%	08/15/29	5	5,643
4.375%	10/01/25	5	5,547
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,172
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	16,809
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	5,211
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,383
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	22,669
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	22,192

			202,475

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	5,429
3.750%	06/01/27	15	16,772
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	53,316
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	22,409
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,427
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,819

			108,172

Semiconductors — 0.1%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	11,292
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.150%	05/01/27	5	5,357

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors (cont’d.)
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	$25,586
3.250%	05/20/27	12	13,252
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	14,911

			70,398

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	10,833
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	60	63,645
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	25,934
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	5,347
3.800%	12/15/26	15	16,742

			122,501

Telecommunications — 0.0%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	47,808
2.650%	11/20/40	20	19,297

			67,105

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	15,955

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,246
4.150%	04/01/45	10	12,115
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	5,264
3.500%	05/01/50	20	21,156

			48,781

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	16,477

TOTAL CORPORATE BONDS
(cost $2,826,423)			3,029,517

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	$8,393
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	5,914

			14,307

Florida — 0.1%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	13,943
County of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	5,365
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	41,448
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	5	5,000

			65,756

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	21,590

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	32,237

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	5,194

Texas — 0.0%
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	27,464

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	16,699

TOTAL MUNICIPAL BONDS
(cost $166,140)			183,247

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	43	42,783
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.192%(c)	11/25/29	15	14,963

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	01/25/30	8	$8,052
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	02/25/30	6	6,194
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.942%(c)	07/25/30	9	8,554
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	08/25/30	7	6,888
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.942%(c)	10/25/30	15	14,929
Series 2018-C03, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.942%(c)	10/25/30	9	8,833
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.118%(c)	11/25/50	7	6,902
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.818%(c)	08/25/33	10	10,030
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.118%(c)	10/25/33	10	10,214
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.718%(c)	08/25/33	20	20,000
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	14	13,793
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	2	2,180

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $175,031)			174,315

SOVEREIGN BONDS — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	20,415
3.300%	03/15/28	20	22,375
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,232
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	23,222
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	22,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	$10,722
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,514

TOTAL SOVEREIGN BONDS
(cost $106,948)			115,320

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds
1.125%	05/15/40		145	125,198
1.250%	05/15/50		35	28,574
1.375%	08/15/50		15	12,642
1.875%	02/15/41		185	181,156
1.875%	02/15/51		185	176,531
2.000%	02/15/50	(k)	300	294,656
2.375%	05/15/51		175	186,840
2.500%	02/15/45		128	138,420
2.750%	11/15/42		10	11,255
2.750%	08/15/47		355	403,591
2.875%	08/15/45		80	92,463
3.000%	11/15/44		45	52,952
3.000%	11/15/45		50	59,094
3.000%	02/15/47		85	100,938
3.000%	05/15/47		15	17,827
3.000%	02/15/48		20	23,828
3.125%	11/15/41		58	69,083
3.125%	02/15/43		18	20,896
3.125%	08/15/44		122	146,343
3.375%	05/15/44		5	6,231
3.625%	08/15/43		50	64,344
3.875%	08/15/40		10	13,138
4.500%	05/15/38		10	13,950
4.625%	02/15/40		130	186,428
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/24		862	929,006
0.125%	04/15/25		1,004	1,083,895
0.125%	10/15/25		1,274	1,386,784
0.125%	04/15/26		626	681,613
0.125%	07/15/26		359	393,689
0.125%	01/15/30		248	272,740
0.125%	07/15/30		256	281,984
0.125%	01/15/31		246	271,033
0.125%	02/15/51		91	100,117
0.250%	01/15/25		507	549,259
0.250%	07/15/29		325	361,518
0.250%	02/15/50		134	151,451
0.375%	07/15/23		361	384,450
0.375%	07/15/25		365	400,455
0.375%	01/15/27		303	335,482
0.375%	07/15/27		96	107,196
0.500%	04/15/24		1,410	1,520,342
0.500%	01/15/28		92	103,199
0.625%	04/15/23		403	426,365
0.625%	01/15/24		1,181	1,272,118
0.625%	01/15/26		1,165	1,294,962
0.625%	02/15/43		9	10,813

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(continued)
0.750%	02/15/42		27	$32,358
0.750%	02/15/45		5	5,586
0.875%	01/15/29		37	42,847
0.875%	02/15/47		37	46,929
1.000%	02/15/46		126	164,558
1.000%	02/15/48		58	77,919
1.000%	02/15/49		3	4,281
1.375%	02/15/44		170	233,722
2.000%	01/15/26		94	110,866
3.625%	04/15/28		30	40,086
U.S. Treasury Notes
0.125%	11/30/22	(k)	310	309,855
0.125%	01/31/23		110	109,901
0.125%	05/31/23		1,325	1,322,205
0.375%	03/31/22		270	270,591
0.375%	11/30/25		265	260,238
0.750%	03/31/26		45	44,803
0.750%	05/31/26		270	268,502
0.750%	01/31/28		60	58,413
1.125%	02/28/22		125	125,874
1.125%	02/15/31		90	87,398
1.250%	05/31/28		630	631,674
2.250%	11/15/24		5	5,286

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,539,231)				18,998,741

TOTAL LONG-TERM INVESTMENTS (cost $130,302,342)				164,257,265

	Shares
SHORT-TERM INVESTMENTS — 5.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	6,274,842	6,274,842
PGIM Institutional Money Market Fund (cost $2,788,192; includes $2,788,028 of cash collateral for securities on loan)(b)(wa)	2,789,741	2,788,067

TOTAL SHORT-TERM INVESTMENTS
(cost $9,063,034)		9,062,909

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.8%
(cost $139,365,376)		173,320,174

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $274,979)		(279,479)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.7%
(cost $139,090,397)		173,040,695
Liabilities in excess of other assets(z) — (1.7)%		(2,833,822)

NET ASSETS — 100.0%		$170,206,873

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(185) and (0.0)% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,708,128; cash collateral of $2,788,028 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Unfunded commitment with a SPAC outstanding at June 30, 2021:

Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Ardagh Group SA^	457	$4,570	$4,385	$(185)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	08/20/21	4,275.00	31	3	$(279,434)

(premiums received $274,803)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value
Erste Group Bank AG	Call	Morgan Stanley & Co. LLC	07/16/21	36.00	1	EUR	—	(r)	$(2)
Julius Baer Group Ltd.	Call	Morgan Stanley & Co. LLC	09/17/21	68.00	1	CHF	—	(r)	(43)

Total OTC Traded (premiums received $176)									$(45)

Total Options Written (premiums received $274,979)									$(279,479)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Sep. 2021	$881,281	$(350)
3	20 Year U.S. Treasury Bonds	Sep. 2021	482,250	11,152
23	S&P 500 E-Mini Index	Sep. 2021	4,931,890	62,377

				73,179

Short Positions:
3	5 Year U.S. Treasury Notes	Sep. 2021	370,289	1,010
9	10 Year U.S. Treasury Notes	Sep. 2021	1,192,500	(5,413)
2	10 Year U.S. Ultra Treasury Notes	Sep. 2021	294,406	(3,989)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	192,688	(8,322)
9	Mini MSCI EAFE Index	Sep. 2021	1,036,845	27,131

				10,417

				$83,596

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/23/21	Citibank, N.A.	AUD	21	$15,892	$15,751	$—	$(141)
Expiring 07/23/21	Citibank, N.A.	AUD	20	15,379	15,001	—	(378)
Expiring 07/23/21	Citibank, N.A.	AUD	17	13,189	12,751	—	(438)
Expiring 07/23/21	Citibank, N.A.	AUD	10	7,568	7,501	—	(67)
Expiring 07/23/21	Citibank, N.A.	AUD	9	6,921	6,751	—	(170)
Expiring 07/23/21	Citibank, N.A.	AUD	9	6,982	6,750	—	(232)
British Pound,
Expiring 08/20/21	Citibank, N.A.	GBP	11	15,345	15,219	—	(126)

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/20/21	Citibank, N.A.	GBP	6	$8,370	$8,301	$—	$(69)
Expiring 08/20/21	State Street Bank & Trust Company	GBP	21	29,604	29,053	—	(551)
Expiring 08/20/21	State Street Bank & Trust Company	GBP	11	15,507	15,218	—	(289)
Canadian Dollar,
Expiring 07/23/21	Canadian Imperial Bank of Commerce	CAD	20	16,230	16,134	—	(96)
Expiring 07/23/21	Canadian Imperial Bank of Commerce	CAD	18	14,360	14,520	160	—
Expiring 07/23/21	Canadian Imperial Bank of Commerce	CAD	10	8,115	8,067	—	(48)
Expiring 07/23/21	Canadian Imperial Bank of Commerce	CAD	9	7,180	7,260	80	—
Expiring 07/23/21	Goldman Sachs International	CAD	18	14,325	14,520	195	—
Expiring 07/23/21	Goldman Sachs International	CAD	9	7,163	7,261	98	—
Euro,
Expiring 08/20/21	Citibank, N.A.	EUR	8	9,778	9,543	—	(235)
Expiring 08/20/21	Citibank, N.A.	EUR	4	4,889	4,771	—	(118)
Expiring 08/20/21	Goldman Sachs International	EUR	13	15,537	15,431	—	(106)
Expiring 08/20/21	Goldman Sachs International	EUR	6	7,171	7,122	—	(49)
Expiring 08/20/21	Morgan Stanley & Co. LLC	EUR	8	9,776	9,543	—	(233)
Expiring 08/20/21	Morgan Stanley & Co. LLC	EUR	4	4,888	4,772	—	(116)
Expiring 08/20/21	State Street Bank & Trust Company	EUR	8	9,633	9,401	—	(232)
Expiring 08/20/21	State Street Bank & Trust Company	EUR	4	4,816	4,700	—	(116)
New Zealand Dollar,
Expiring 07/23/21	HSBC Bank PLC	NZD	20	14,232	13,980	—	(252)
Expiring 07/23/21	HSBC Bank PLC	NZD	20	14,340	13,979	—	(361)
Expiring 07/23/21	HSBC Bank PLC	NZD	10	7,116	6,990	—	(126)
Expiring 07/23/21	HSBC Bank PLC	NZD	10	7,170	6,990	—	(180)
Expiring 07/23/21	Morgan Stanley & Co. LLC	NZD	23	16,126	16,076	—	(50)
Expiring 07/23/21	Morgan Stanley & Co. LLC	NZD	11	7,713	7,689	—	(24)
Norwegian Krone,
Expiring 07/23/21	Goldman Sachs International	NOK	120	14,253	13,939	—	(314)
Expiring 07/23/21	Goldman Sachs International	NOK	60	7,126	6,969	—	(157)
Expiring 07/23/21	JPMorgan Chase Bank, N.A.	NOK	135	15,882	15,681	—	(201)
Expiring 07/23/21	JPMorgan Chase Bank, N.A.	NOK	66	7,765	7,667	—	(98)
Expiring 07/23/21	UBS AG	NOK	120	14,303	13,939	—	(364)
Expiring 07/23/21	UBS AG	NOK	60	7,151	6,969	—	(182)
Swedish Krona,
Expiring 08/20/21	HSBC Bank PLC	SEK	135	15,859	15,782	—	(77)
Expiring 08/20/21	HSBC Bank PLC	SEK	65	7,636	7,599	—	(37)
Expiring 08/20/21	State Street Bank & Trust Company	SEK	135	16,254	15,782	—	(472)
Expiring 08/20/21	State Street Bank & Trust Company	SEK	65	7,826	7,599	—	(227)

				$449,370	$442,971	533	(6,932)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/23/21	Goldman Sachs International	AUD	20	$15,413	$15,001	$412	$—
Expiring 07/23/21	Goldman Sachs International	AUD	11	8,477	8,250	227	—
Expiring 07/23/21	HSBC Bank PLC	AUD	17	13,170	12,751	419	—
Expiring 07/23/21	HSBC Bank PLC	AUD	7	5,423	5,250	173	—
Expiring 07/23/21	JPMorgan Chase Bank, N.A.	AUD	21	15,784	15,751	33	—
Expiring 07/23/21	JPMorgan Chase Bank, N.A.	AUD	10	7,516	7,500	16	—
British Pound,
Expiring 08/20/21	Citibank, N.A.	GBP	11	15,280	15,218	62	—
Expiring 08/20/21	Citibank, N.A.	GBP	11	15,528	15,219	309	—

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/20/21	Citibank, N.A.	GBP	10	$14,093	$13,834	$259	$—
Expiring 08/20/21	Citibank, N.A.	GBP	6	8,335	8,301	34	—
Expiring 08/20/21	Citibank, N.A.	GBP	6	8,470	8,301	169	—
Expiring 08/20/21	Citibank, N.A.	GBP	5	7,047	6,918	129	—
Canadian Dollar,
Expiring 07/23/21	Bank of America, N.A.	CAD	17	14,056	13,713	343	—
Expiring 07/23/21	Bank of America, N.A.	CAD	8	6,615	6,454	161	—
Expiring 07/23/21	HSBC Bank PLC	CAD	20	16,140	16,134	6	—
Expiring 07/23/21	HSBC Bank PLC	CAD	19	15,651	15,328	323	—
Expiring 07/23/21	HSBC Bank PLC	CAD	10	8,070	8,067	3	—
Expiring 07/23/21	HSBC Bank PLC	CAD	10	8,238	8,067	171	—
Euro,
Expiring 08/20/21	Bank of America, N.A.	EUR	14	16,977	16,618	359	—
Expiring 08/20/21	Bank of America, N.A.	EUR	7	8,488	8,308	180	—
Expiring 08/20/21	Citibank, N.A.	EUR	10	12,162	11,870	292	—
Expiring 08/20/21	Citibank, N.A.	EUR	5	6,081	5,935	146	—
Expiring 08/20/21	UBS AG	EUR	13	15,495	15,431	64	—
Expiring 08/20/21	UBS AG	EUR	6	7,151	7,122	29	—
New Zealand Dollar,
Expiring 07/23/21	Citibank, N.A.	NZD	23	16,035	16,077	—	(42)
Expiring 07/23/21	Citibank, N.A.	NZD	11	7,669	7,689	—	(20)
Expiring 07/23/21	Morgan Stanley & Co. LLC	NZD	20	14,381	13,979	402	—
Expiring 07/23/21	Morgan Stanley & Co. LLC	NZD	20	14,260	13,980	280	—
Expiring 07/23/21	Morgan Stanley & Co. LLC	NZD	10	7,191	6,990	201	—
Expiring 07/23/21	Morgan Stanley & Co. LLC	NZD	10	7,130	6,990	140	—
Norwegian Krone,
Expiring 07/23/21	Bank of America, N.A.	NOK	135	15,609	15,681	—	(72)
Expiring 07/23/21	Bank of America, N.A.	NOK	66	7,631	7,666	—	(35)
Expiring 07/23/21	Morgan Stanley & Co. LLC	NOK	135	16,174	15,681	493	—
Expiring 07/23/21	Morgan Stanley & Co. LLC	NOK	65	7,787	7,550	237	—
Expiring 07/23/21	UBS AG	NOK	105	12,670	12,196	474	—
Expiring 07/23/21	UBS AG	NOK	55	6,637	6,389	248	—
Swedish Krona,
Expiring 08/20/21	Bank of America, N.A.	SEK	135	15,652	15,782	—	(130)
Expiring 08/20/21	Bank of America, N.A.	SEK	65	7,536	7,599	—	(63)
Expiring 08/20/21	JPMorgan Chase Bank, N.A.	SEK	135	16,240	15,782	458	—
Expiring 08/20/21	JPMorgan Chase Bank, N.A.	SEK	65	7,819	7,599	220	—

				$450,081	$442,971	7,472	(362)

						$8,005	$(7,294)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$375,618

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$92,117,214	$33,223,817	$—
Master Limited Partnership	67,693	—	—
Preferred Stocks	337,272	172,546	—
Unaffiliated Funds	15,311,366	—	—
Asset-Backed Securities
Automobiles	—	195,467	—
Credit Cards	—	10,304	—
Equipment	—	21,198	—
Other	—	49,863	—
Commercial Mortgage-Backed Securities	—	249,385	—
Corporate Bonds	—	3,029,517	—
Municipal Bonds	—	183,247	—
Residential Mortgage-Backed Securities	—	174,315	—
Sovereign Bonds	—	115,320	—
U.S. Treasury Obligations	—	18,998,741	—
Short-Term Investments
Affiliated Mutual Funds	9,062,909	—	—

Total	$116,896,454	$56,423,720	$—

Liabilities
Options Written	$(279,434)	$(45)	$—

Other Financial Instruments*
Assets
Futures Contracts	$101,670	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	8,005	—

Total	$101,670	$8,005	$—

Liabilities
Futures Contracts	$(18,074)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(7,294)	—
Unfunded commitment with a SPAC	—	—	(185)

Total	$(18,074)	$(7,294)	$(185)

*

Other financial instruments are derivative instruments, with the exception of unfunded commitments with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and unfunded commitments with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Treasury Obligations	11.2%
Unaffiliated Funds	9.0
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	5.3
Software	4.9
Interactive Media & Services	4.9
Banks	4.1
IT Services	3.9
Semiconductors & Semiconductor Equipment	3.8

Equity Real Estate Investment Trusts (REITs)	3.8%
Capital Markets	2.9
Internet & Direct Marketing Retail	2.8
Pharmaceuticals	2.8
Insurance	2.7
Health Care Equipment & Supplies	2.6
Chemicals	2.0
Health Care Providers & Services	1.9
Metals & Mining	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Industrial Conglomerates	1.9%
Hotels, Restaurants & Leisure	1.7
Machinery	1.6
Containers & Packaging	1.4
Technology Hardware, Storage & Peripherals	1.4
Specialty Retail	1.2
Oil, Gas & Consumable Fuels	1.2
Life Sciences Tools & Services	1.2
Entertainment	1.2
Biotechnology	1.1
Electric Utilities	0.9
Aerospace & Defense	0.8
Professional Services	0.7
Food Products	0.7
Media	0.7
Multi-Utilities	0.7
Automobiles	0.7
Food & Staples Retailing	0.6
Beverages	0.6
Road & Rail	0.6
Electrical Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Real Estate Management & Development	0.5
Personal Products	0.5
Diversified Telecommunication Services	0.5
Air Freight & Logistics	0.5
Diversified Financial Services	0.5
Electronic Equipment, Instruments & Components	0.4
Commercial Services & Supplies	0.4
Multiline Retail	0.4
Auto Components	0.4
Wireless Telecommunication Services	0.4
Household Durables	0.4
Trading Companies & Distributors	0.2
Thrifts & Mortgage Finance	0.2
Construction Materials	0.2
Tobacco	0.2
Leisure Products	0.2
Building Products	0.2
Consumer Finance	0.2
Diversified Consumer Services	0.2
Paper & Forest Products	0.2
Independent Power & Renewable Electricity Producers	0.1
Commercial Mortgage-Backed Securities	0.1
Energy Equipment & Services	0.1
Health Care Technology	0.1
Airlines	0.1
Oil & Gas	0.1
Real Estate Investment Trusts (REITs)	0.1
Healthcare-Services	0.1
Municipal Bonds	0.1
Gas Utilities	0.1
Residential Mortgage-Backed Securities	0.1
Household Products	0.1
Construction & Engineering	0.1
Water Utilities	0.1
Electric	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1

Communications Equipment	0.1%
Sovereign Bonds	0.1
Retail	0.1
Auto Manufacturers	0.1
Pipelines	0.1
Transportation Infrastructure	0.1
Commercial Services	0.1
Semiconductors	0.1
Other	0.1
Telecommunications	0.0	*
Transportation	0.0	*
Distributors	0.0	*
Advertising	0.0	*
Computers	0.0	*
Marine	0.0	*
Gas	0.0	*
Iron/Steel	0.0	*
Electronics	0.0	*
Internet	0.0	*
Environmental Control	0.0	*
Equipment	0.0	*
Healthcare-Products	0.0	*
Trucking & Leasing	0.0	*
Toys/Games/Hobbies	0.0	*
Forest Products & Paper	0.0	*
Credit Cards	0.0	*
Packaging & Containers	0.0	*
Building Materials	0.0	*

	101.8
Options Written	(0.1)
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$89,508	*	—	$—
Equity contracts		—		Options written outstanding, at value	279,479
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,005		Unrealized depreciation on OTC forward foreign currency exchange contracts	7,294
Interest rate contracts	Due from/to broker-variation margin futures	12,162	*	Due from/to broker-variation margin futures	18,074	*

		$109,675			$304,847

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$(601,598)	$419,249	$—
Foreign exchange contracts	—	—	2,255
Interest rate contracts	—	38,186	—

Total	$(601,598)	$457,435	$2,255

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$17,715	$41,263	$—
Foreign exchange contracts	—	—	711
Interest rate contracts	—	(14,831)	—

Total	$17,715	$26,432	$711

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$3,491	$7,089,887	$3,337,314	$149,790

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(2)
$150,027

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,708,128	$(2,708,128)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,043	$(300)	$743	$—	$743
Canadian Imperial Bank of Commerce	240	(144)	96	—	96
Citibank, N.A.	1,400	(2,036)	(636)	—	(636)
Goldman Sachs International	932	(626)	306	—	306
HSBC Bank PLC	1,095	(1,033)	62	—	62
JPMorgan Chase Bank, N.A.	727	(299)	428	—	428
Morgan Stanley & Co. LLC	1,753	(468)	1,285	—	1,285
State Street Bank & Trust Company	—	(1,887)	(1,887)	—	(1,887)
UBS AG	815	(546)	269	—	269

	$8,005	$(7,339)	$666	$—	$666

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $2,708,128:
Unaffiliated investments (cost $130,302,342)	$164,257,265
Affiliated investments (cost $9,063,034)	9,062,909
Foreign currency, at value (cost $77,525)	77,312
Receivable for investments sold	586,730
Dividends and interest receivable	162,771
Receivable for Portfolio shares sold	57,571
Tax reclaim receivable	51,416
Due from broker-variation margin futures	13,214
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,005
Receivable from affiliate	1,901
Prepaid expenses and other assets	1,545

Total Assets	174,280,639

LIABILITIES
Payable to broker for collateral for securities on loan	2,788,028
Payable for investments purchased	435,075
Payable to custodian	336,498
Options written outstanding, at value (premiums received $274,979)	279,479
Accrued expenses and other liabilities	104,516
Management fee payable	47,864
Foreign capital gains tax liability accrued	38,442
Payable to affiliate	26,912
Unrealized depreciation on OTC forward foreign currency exchange contracts	7,294
Distribution fee payable	7,013
Payable for Portfolio shares purchased	2,027
Affiliated transfer agent fee payable	433
Unrealized depreciation on an unfunded commitment with a SPAC	185

Total Liabilities	4,073,766

NET ASSETS	$170,206,873

Net assets were comprised of:
Partners’ Equity	$170,206,873

Net asset value and redemption price per share, $170,206,873 / 8,931,179 outstanding shares of beneficial interest	$19.06

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $71,190 foreign withholding tax, of which $8,874 is reimbursable by an affiliate)	$981,621
Interest income (net of $1,416 foreign withholding tax)	682,440
Affiliated dividend income	3,754
Income from securities lending, net (including affiliated income of $643)	1,159

Total income	1,668,974

EXPENSES
Management fee	601,033
Distribution fee	205,131
Custodian and accounting fees	131,709
Audit fee	22,306
Legal fees and expenses	8,323
Trustees’ fees	5,761
Shareholders’ reports	4,149
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,596
Miscellaneous	36,981

Total expenses	1,018,989
Less: Fee waiver and/or expense reimbursement	(205,365)

Net expenses	813,624

NET INVESTMENT INCOME (LOSS)	855,350

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(196)) (net of foreign capital gains taxes $(4,184))	11,831,225
Futures transactions	457,435
Forward currency contract transactions	2,255
Options written transactions	(601,598)
Foreign currency transactions	(3,099)

11,686,218

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(65)) (net of change in foreign capital gains taxes $(7,121))	3,207,526
Futures	26,432
Forward currency contracts	711
Options written	17,715
Foreign currencies	(1,940)
Unfunded commitment with a SPAC	(185)

3,250,259

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	14,936,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,791,827

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$855,350	$1,141,724
Net realized gain (loss) on investment and foreign currency transactions	11,686,218	7,079,593
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,250,259	19,044,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,791,827	27,265,506

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [119,316 and 613,245 shares, respectively]	2,212,759	9,029,416
Portfolio shares issued in merger [0 and 3,103,056 shares, respectively]	—	40,650,031
Portfolio shares purchased [430,832 and 769,672 shares, respectively]	(7,847,744)	(11,302,981)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(5,634,985)	38,376,466

TOTAL INCREASE (DECREASE)	10,156,842	65,641,972
NET ASSETS:
Beginning of period	160,050,031	94,408,059

End of period	$170,206,873	$160,050,031

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST WESTERN ASSET CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 101.6%

ASSET-BACKED SECURITY — 0.7%
Student Loan
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	59	$59,527

(cost $59,670)

BANK LOANS — 1.5%
Airlines — 0.3%
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	10	10,556
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	10	10,096

			20,652

Engineering & Construction — 0.1%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
1.854%(c)	04/13/28	10	9,983

Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.854%(c)	09/07/27	10	9,891
Schweitzer-Mauduit International, Inc.,
Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	01/27/28^	10	9,850

			19,741

Healthcare-Services — 0.3%
ICON Luxembourg Sarl (Luxembourg),
Term Loan
—%(p)	07/01/28	16	16,041
Indigo Merger Sub, Inc. (Ireland),
Term Loan
—%(p)	07/01/28	4	3,996

			20,037

Leisure Time — 0.1%
Carnival Corp.,
New Term Loan B, 3 Month LIBOR + 3.000%
3.750%(c)	06/30/25	10	9,987

Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co.,
2021 Term Loan, 3 Month LIBOR + 5.000%
5.750%(c)	03/27/28	10	9,682
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 1 Month LIBOR + 2.000%
2.500%(c)	03/15/28	10	9,918

			19,600

Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.841%(c)	12/20/24	10	9,910

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Retail — 0.1%
Great Outdoors Group, LLC,
Term B-1 Loan, 3 Month LIBOR + 4.250%
5.000%(c)	03/06/28	10	$10,000

Transportation — 0.1%
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.858%(c)	02/24/25	10	9,950

TOTAL BANK LOANS
(cost $129,038)			129,860

CONVERTIBLE BOND — 0.2%
Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.,
Sr. Unsec’d. Notes
4.375%	05/05/22	20	20,354

(cost $20,166)

CORPORATE BONDS — 94.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21	10	10,085

Aerospace & Defense — 4.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.875%	06/15/23	10	10,195
2.196%	02/04/26	80	80,756
2.750%	02/01/26	10	10,438
2.850%	10/30/24	30	31,510
5.150%	05/01/30	10	11,851
6.875%	03/15/39	20	28,019
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	20,100
3.250%	04/01/25	10	10,839
3.500%	04/01/27	30	33,340
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	30	31,835
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	10,029
3.350%	09/15/21	28	28,175
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	31,985
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	10	10,283
4.450%	11/16/38	20	24,206

			373,561

Agriculture — 2.8%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	60	57,993
4.800%	02/14/29	6	6,958
5.950%	02/14/49	10	12,802

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	20	$19,887
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	20	20,025
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	39,521
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	40	39,496
2.500%	11/02/22	30	30,816
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	20	22,173

			249,671

Airlines — 0.5%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,991
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	10	11,129
United Airlines 2020-1 Class B Pass Through Trust,
Pass-Through Certificates
4.875%	07/15/27	19	20,582

			41,702

Auto Manufacturers — 5.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25	20	20,001
2.050%	01/10/23	30	30,776
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24	40	40,211
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.028%(c)	09/10/21	10	10,012
Sr. Unsec’d. Notes
4.000%	04/01/25	17	18,679
6.125%	10/01/25	10	11,838
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 1.310%
1.457%(c)	06/30/22	30	30,289
Gtd. Notes
3.700%	05/09/23	20	21,003
4.250%	05/15/23	50	53,143
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	30	30,847
3.400%	06/20/24	40	42,702
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	10	9,968

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24		90	$89,716
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27		20	19,692
1.800%	02/13/25		50	51,577

				480,454

Banks — 5.4%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.330%(ff)	03/15/50		20	24,657
Sub. Notes, MTN, Series L
4.183%	11/25/27		50	55,984
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		10	10,277
3.668%(ff)	07/24/28		30	33,134
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26		20	19,694
3.800%	03/15/30		10	11,251
3.814%(ff)	04/23/29		20	22,365
Sub. Notes
5.150%	05/22/45		20	26,673
HSBC Holdings PLC (United Kingdom),
Sub. Notes
7.625%	05/17/32		10	14,054
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26	(oo)	10	10,025
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31		30	30,832
Sub. Notes
2.956%(ff)	05/13/31		110	115,609
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27		50	49,537
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.597%(ff)	03/24/51		10	14,893
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31		10	11,824
5.013%(ff)	04/04/51		20	27,398
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35		10	9,846

				488,053

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48		10	12,226
4.750%	01/23/29		40	47,645

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	$9,552
1.650%	06/01/30	10	9,831
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.400%	10/07/23	10	10,008

			89,262

Biotechnology — 1.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	30	31,064
3.150%	02/21/40	20	20,800
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	50	50,338
4.750%	03/01/46	10	12,680

			114,882

Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.493%	02/15/27	20	20,929

Chemicals — 0.2%
PPG Industries, Inc.,
Sr. Unsec’d. Notes
1.200%	03/15/26	20	19,958

Commercial Services — 0.5%
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24	10	10,163
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	20	20,725
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30	10	9,475

			40,363

Computers — 1.8%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	39,561
2.650%	05/11/50	20	19,602
3.350%	02/09/27	60	66,602
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26	20	19,797
2.200%	03/15/31	20	19,966

			165,528

Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.000%	04/23/26	20	20,161

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25		150	$158,960
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26		20	20,018
Sr. Unsec’d. Notes, MTN
0.700%	02/15/24		30	29,856
2.300%	02/01/25		20	20,659
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	08/11/25		10	11,232
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25		10	10,302
3.950%	07/01/24		20	21,324
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30	(oo)	20	20,453
CI Financial Corp. (Canada),
Sr. Unsec’d. Notes
3.200%	12/17/30		30	30,800
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.375%	05/15/31		10	10,136
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31		10	10,103
3.300%	03/26/27		10	11,057
3.850%	03/26/50		20	24,225
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		20	18,575
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31		10	9,457
2.050%	04/15/30		10	10,287
4.300%	12/14/45		20	25,717

				443,161

Electric — 6.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23		200	209,595
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.250%	10/15/50		20	24,543
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		10	10,903
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31		10	10,539
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		10	9,689

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30		30	$30,145
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26	(oo)	10	10,107
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		40	41,020
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		20	27,353
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49		30	32,576
MidAmerican Energy Co.,
First Mortgage
3.650%	08/01/48		20	22,829
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		10	11,388
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27		20	20,136
Pacific Gas & Electric Co.,
First Mortgage
3.850%	11/15/23		40	41,960
San Diego Gas & Electric Co.,
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30		10	9,667
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		20	21,256
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		10	9,869
First Mortgage, Series G
2.500%	06/01/31		10	10,033
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28		10	10,267

				563,875

Electronics — 1.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		30	30,020
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.950%	06/01/30		30	30,480
Vontier Corp.,
Gtd. Notes, 144A
2.400%	04/01/28		30	29,782

				90,282

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Environmental Control — 0.7%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	30	$31,512
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	30	31,043

			62,555

Foods — 0.4%
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30	10	9,945
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	10	9,622
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	20	18,944

			38,511

Forest Products & Paper — 0.5%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26	40	39,360
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.125%	01/15/32	10	9,896

			49,256

Gas — 0.3%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	22,904

Healthcare-Services — 2.9%
Adventist Health System,
Bonds
2.952%	03/01/29	10	10,541
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49	20	22,072
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	21,379
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	10	9,931
Centene Corp.,
Sr. Unsec’d. Notes
4.625%	12/15/29	10	11,008
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	28,199
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	10	10,088
4.187%	10/01/49	30	34,454

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51		10	$10,315
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49		10	11,122
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25		10	10,088
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29		50	52,412
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48		30	32,610

				264,219

Home Builders — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24		10	10,487
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31		10	9,742

				20,229

Household Products/Wares — 0.2%
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30		10	9,835
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.050%	09/15/27		10	9,783

				19,618

Insurance — 3.8%
Allianz SE (Germany),
Jr. Sub. Notes, 144A
3.500%(ff)	11/17/25	(oo)	200	207,034
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		10	10,969
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31		30	30,650
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
2.500%	05/20/31		20	20,213
GA Global Funding Trust,
Sec’d. Notes, 144A
1.000%	04/08/24		10	10,023
1.625%	01/15/26		20	20,242
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		10	11,236

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (cont’d.)
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24	20	$20,852
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	10,368

			341,587

Internet — 3.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	196,631
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	18,998
1.900%	08/15/40	10	9,104
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	20	19,897
2.100%	05/12/31	30	30,505
3.150%	08/22/27	10	11,048
3.875%	08/22/37	10	11,904
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	05/10/31	30	30,531

			328,618

Iron/Steel — 0.7%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	50	60,091

Lodging — 1.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	41,687
3.500%	08/18/26	30	31,893
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	31,966

			105,546

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,942
1.100%	09/14/27	10	9,878
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	10,673
3.250%	04/09/50	10	11,083

			41,576

Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	11,046
3.750%	04/15/50	10	12,073

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	10	$10,363

			33,482

Media — 3.8%
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	10	10,068
5.050%	03/30/29	10	11,821
5.750%	04/01/48	20	25,523
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	31,483
3.400%	04/01/30	10	11,045
4.250%	10/15/30	90	105,837
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	30	32,501
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	40	54,387
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26	30	30,896
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22	30	30,469

			344,030

Mining — 2.9%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	10	14,078
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	30	30,505
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	20,845
5.450%	03/15/43	20	24,451
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	65,381
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	54,490
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	30	32,402
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	20	22,070

			264,222

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.5%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	$31,443
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	10	10,324
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	3	4,502

			46,269

Oil & Gas — 8.8%
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	90	87,416
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	21,688
3.078%	05/11/50	10	10,354
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,743
2.343%	08/12/50	10	9,064
3.850%	01/15/28	10	11,400
5.050%	11/15/44	30	40,260
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	20	22,064
4.375%	03/15/29	20	22,739
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	20	24,809
5.850%	12/15/25	30	35,223
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30	6	6,602
Devon OEI Operating LLC,
Gtd. Notes
7.500%	09/15/27	20	24,722
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	21,434
3.500%	12/01/29	10	10,718
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	20	21,662
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	10	11,853
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	10	10,245
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	20	21,763
3.482%	03/19/30	10	11,231

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	5	$5,112
4.400%	08/15/49	20	19,222
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24	30	33,865
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.550%	05/15/23	40	40,026
1.125%	01/15/26	20	19,800
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	200	199,810
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50	10	10,645
4.000%	05/10/46	20	23,393

			786,863

Packaging & Containers — 0.1%
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	10	9,948

Pharmaceuticals — 6.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	120	129,004
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
0.700%	05/28/24	50	49,943
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	10	12,470
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	9,625
3.250%	02/27/27	50	55,378
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	20	21,556
3.875%	10/15/47	20	22,362
Sr. Unsec’d. Notes
2.400%	03/15/30	40	40,841
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	10	9,817
2.625%	08/15/24	100	105,588
4.780%	03/25/38	20	24,601
5.050%	03/25/48	20	26,009
Johnson & Johnson,
Sr. Unsec’d. Notes
0.950%	09/01/27	10	9,822
2.100%	09/01/40	10	9,492
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	10	9,742

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
2.350%	06/24/40		10	$9,682
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40		10	10,030
3.000%	12/15/26		30	32,939

				588,901

Pipelines — 4.7%
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28	(oo)	10	9,783
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	20	20,647
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)	20	20,394
Sr. Unsec’d. Notes
3.750%	05/15/30		10	10,872
4.950%	06/15/28		20	23,193
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60		10	11,117
4.150%	10/16/28		30	34,459
Gtd. Notes, Series D
6.875%	03/01/33		10	14,248
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		30	32,705
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23		50	52,264
4.800%	02/15/29		40	46,890
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		10	14,234
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23		20	20,003
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27		10	12,642
7.000%	10/15/28		10	12,981
Gtd. Notes, 144A
2.900%	03/01/30		10	10,377
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30		10	10,782
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		50	50,853
8.750%	03/15/32		10	15,253

				423,697

Real Estate Investment Trusts (REITs) — 0.3%
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30		10	9,415

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	11/30/26	20	$21,829

			31,244

Retail — 2.4%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	20	20,137
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	20	21,857
3.300%	04/15/40	10	10,964
3.900%	12/06/28	10	11,623
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	10/15/30	10	9,593
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	33,969
Nordstrom, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	04/08/24	20	20,051
Target Corp.,
Sr. Unsec’d. Notes
2.350%	02/15/30	10	10,440
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.150%	05/15/28	20	19,313
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	10	10,595
3.400%	06/26/23	20	21,180
3.700%	06/26/28	20	22,768

			212,490

Semiconductors — 2.4%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	10	9,970
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	20	22,443
4.700%	04/15/25	20	22,509
5.000%	04/15/30	10	11,820
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	10,216
3.900%	03/25/30	20	23,255
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	10	10,038
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	20	19,996
0.983%	09/01/24	10	9,956

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors (cont’d.)
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	$29,889
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	10	10,901
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes
0.900%	06/01/23	10	10,026
1.800%	06/01/26	10	10,141
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	10,892

			212,052

Software — 2.7%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	20,950
2.300%	02/01/30	30	31,234
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	10	9,670
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	10	10,051
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	50	53,283
2.921%	03/17/52	20	21,215
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	52,771
4.100%	03/25/61	10	11,082
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,999
1.950%	07/15/31	20	20,031

			240,286

Telecommunications — 7.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	100	99,256
2.750%	06/01/31	10	10,396
3.100%	02/01/43	20	19,607
4.250%	03/01/27	10	11,351
4.300%	02/15/30	10	11,562
4.500%	03/09/48	10	11,779
Bell Canada (Canada),
Gtd. Notes, Series US-3
0.750%	03/17/24	40	40,106
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	14,977

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29		10	$9,878
Gtd. Notes, 144A
3.500%	04/15/31		10	10,320
Sr. Sec’d. Notes
2.050%	02/15/28		10	10,133
2.250%	11/15/31		30	29,545
2.550%	02/15/31		10	10,114
3.875%	04/15/30		20	22,324
4.375%	04/15/40		10	11,721
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		10	9,544
2.550%	03/21/31		10	10,231
2.650%	11/20/40		20	19,296
2.875%	11/20/50		10	9,550
3.400%	03/22/41		30	31,777
3.550%	03/22/51		110	117,541
4.329%	09/21/28		60	69,738
4.400%	11/01/34		10	11,924
4.522%	09/15/48		10	12,344
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28		10	11,633

				626,647

Transportation — 0.5%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24		20	21,504
Sr. Unsec’d. Notes, 144A
2.891%	04/06/36		20	20,805

				42,309

TOTAL CORPORATE BONDS
(cost $8,206,349)				8,429,077

SOVEREIGN BONDS — 0.6%
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes, Series M30
8.500%	11/18/38	MXN	830	45,813
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	10,177

TOTAL SOVEREIGN BONDS
(cost $55,831)				55,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds
1.875%	02/15/51	330	$314,892
U.S. Treasury Notes
0.625%	12/31/27	60	58,003
1.625%	05/15/31	40	40,625

TOTAL U.S. TREASURY OBLIGATIONS
(cost $400,659)			413,520

TOTAL LONG-TERM INVESTMENTS
(cost $8,871,713)			9,108,328

		Shares
SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $33,276)(wa)		33,276	33,276

TOTAL INVESTMENTS—102.0%
(cost $8,904,989)			9,141,604
Liabilities in excess of other assets(z) — (2.0)%			(177,267)

NET ASSETS — 100.0%			$8,964,337

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,850 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2	2 Year U.S. Treasury Notes	Sep. 2021	$440,641	$ (691)

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
11	5 Year U.S. Treasury Notes	Sep. 2021	$1,357,727	$(89)

				(780)

Short Positions:
4	10 Year U.S. Treasury Notes	Sep. 2021	530,000	(2,720)
1	20 Year U.S. Treasury Bonds	Sep. 2021	160,750	(851)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	385,375	(12,972)

				(16,543)

				$(17,323)

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Mexican Peso,
Expiring 07/19/21 Citibank, N.A.		MXN 545	$26,723	$27,276	$553	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$51,009	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Student Loan	$—	$59,527	$—
Bank Loans	—	120,010	9,850
Convertible Bond	—	20,354	—
Corporate Bonds	—	8,429,077	—
Sovereign Bonds	—	55,990	—
U.S. Treasury Obligations	—	413,520	—
Short-Term Investment
Affiliated Mutual Fund	33,276	—	—

Total	$33,276	$9,098,478	$9,850

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contract	$—	$553	$—

Liabilities
Futures Contracts	$(17,323)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Oil & Gas	8.8%
Telecommunications	7.0
Pharmaceuticals	6.8
Electric	6.3
Banks	5.4
Auto Manufacturers	5.4
Diversified Financial Services	4.9
Pipelines	4.7
U.S. Treasury Obligations	4.6
Aerospace & Defense	4.2
Media	3.8
Insurance	3.8
Internet	3.7
Healthcare-Services	3.2
Mining	2.9
Agriculture	2.8
Software	2.7
Retail	2.5
Semiconductors	2.4
Computers	1.8
Biotechnology	1.3
Lodging	1.2
Electronics	1.0
Beverages	1.0
Airlines	0.8
Forest Products & Paper	0.7
Environmental Control	0.7
Iron/Steel	0.7
Student Loan	0.7
Real Estate Investment Trusts (REITs)	0.6
Sovereign Bonds	0.6
Transportation	0.6
Miscellaneous Manufacturing	0.5
Machinery-Construction & Mining	0.5
Commercial Services	0.5
Foods	0.4
Machinery-Diversified	0.4
Affiliated Mutual Fund	0.4
Gas	0.3
Building Materials	0.2
Home Builders	0.2
Cosmetics/Personal Care	0.2
Chemicals	0.2
Household Products/Wares	0.2
Advertising	0.1

Leisure Time	0.1%
Engineering & Construction	0.1
Packaging & Containers	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$553	—	$—
			Due from/to broker-variation margin futures
Interest rate contracts	—	—		17,323	*

		$553		$17,323

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Foreign exchange contracts	$—	$181
Interest rate contracts	53,436	—

Total	$53,436	$181

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Foreign exchange contracts	$—	$305
Interest rate contracts	(20,596)	—

Total	$(20,596)	$305

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$1,299,411	$842,505	$26,905

(1) Notional	Amount in USD.
(2) Value	at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$553	$—	$553	$—	$553

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value:
Unaffiliated investments (cost $8,871,713)	$9,108,328
Affiliated investments (cost $33,276)	33,276
Foreign currency, at value (cost $1,815)	1,789
Cash	125
Interest receivable	62,520
Deposit with broker for centrally cleared/exchange-traded derivatives	51,009
Receivable for investments sold	20,185
Due from Manager	839
Unrealized appreciation on OTC forward foreign currency exchange contracts	553
Prepaid expenses and other assets	717

Total Assets	9,279,341

LIABILITIES
Payable for investments purchased	279,351
Audit fee payable	21,233
Accrued expenses and other liabilities	6,442
Payable for Portfolio shares purchased	4,385
Due to broker-variation margin futures	3,160
Affiliated transfer agent fee payable	433

Total Liabilities	315,004

NET ASSETS	$8,964,337

Net assets were comprised of:
Partners’ Equity	$8,964,337

Net asset value and redemption price per share, $8,964,337 / 826,826 shares of beneficial interest issued and outstanding	$10.84

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$102,561
Affiliated dividend income	202
Affiliated income from securities lending, net	31

Total income	102,794

EXPENSES
Management fee	23,346
Audit fee	22,933
Custodian and accounting fees	19,955
Legal fees and expenses	8,355
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,289)	3,600
Pricing fees	2,750
Shareholders’ reports	1,788
Miscellaneous	5,610

Total expenses	93,097
Less: Fee waiver and/or expense reimbursement	(66,792)

Net expenses	26,305

NET INVESTMENT INCOME (LOSS)	76,489

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(17))	(25,870)
Futures transactions	53,436
Forward currency contract transactions	181
Foreign currency transactions	21

27,768

Net change in unrealized appreciation (depreciation) on:
Investments	(154,449)
Futures	(20,596)
Forward currency contracts	305
Foreign currencies	(25)

(174,765)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(146,997)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(70,508)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$76,489	$127,514
Net realized gain (loss) on investment and foreign currency transactions	27,768	314
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(174,765)	376,852

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(70,508)	504,680

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [33,920 and 286,571 shares, respectively]	363,624	3,058,686
Portfolio shares purchased [16,721 and 4,585 shares, respectively]	(178,414)	(48,757)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	185,210	3,009,929

TOTAL INCREASE (DECREASE)	114,702	3,514,609
NET ASSETS:
Beginning of period	8,849,635	5,335,026

End of period	$8,964,337	$8,849,635

SEE NOTES TO FINANCIAL STATEMENTS.

A194

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2021 consisted of 75 separate portfolios. The information presented in these financial statements pertains only to the 13 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Dimensional Global Core Allocation Portfolio which is a non-diversified portfolio for purposes of the 1940 Act, and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Investment Objective(s)	Subadviser(s)
AST American Funds Growth Allocation Portfolio (“American Funds Growth Allocation”)	Long-term growth of capital and secondarily to generate income.	Capital International, Inc.
AST BlackRock 60/40 Target Allocation ETF Portfolio (“BlackRock 60/40 Target Allocation ETF”)	Long-term capital appreciation.	BlackRock Financial Management, Inc.
AST BlackRock 80/20 Target Allocation ETF Portfolio (“BlackRock 80/20 Target Allocation ETF”)	Long-term capital appreciation.	BlackRock Financial Management, Inc.
AST BlackRock Corporate Bond Portfolio (“BlackRock Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	BlackRock Financial Management, Inc.
AST Dimensional Global Core Allocation Portfolio (“Dimensional Global Core Allocation”)	Long-term capital appreciation.	Dimensional Fund Advisors LP
AST Global Bond Portfolio (“Global Bond”)	Consistent excess returns over the Bloomberg Barclays Global Aggregate Bond Index (US Hedged).	AllianceBernstein, L.P. / Goldman Sachs Asset Management, L.P. (“GSAM”) / Wellington Management Company, LLP

B1

Portfolio	Investment Objective(s)	Subadviser(s)
AST PIMCO Corporate Bond Portfolio (“PIMCO Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	Pacific Investment Management Company LLC
AST Prudential Corporate Bond Portfolio (“Prudential Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	PGIM Fixed Income (“PFI”), a business unit of PGIM, Inc.; PGIM Limited
AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”)	Capital appreciation.

Jennison Associates, LLC (a wholly-owned subsidiary of PGIM, Inc.) / PGIM Limited / QMA LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.) / PGIM Fixed Income (“PFI”), which is a business unit of PGIM, Inc.*

AST QMA International Core Equity Portfolio (“QMA International Core Equity”)	Long-term capital appreciation.	QMA
AST T. Rowe Price Corporate Bond Portfolio (“T. Rowe Price Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”)	Long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd / T. Rowe Price Japan, Inc. / T. Rowe Price Hong Kong Limited (“T. Rowe”)
AST Western Asset Corporate Bond Portfolio (“Western Asset Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	Western Asset Management Company, LLC; Western Asset Management Company Limited – UK; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Pte. Ltd. – Singapore

*

The asset allocation strategy for the Portfolio is determined by QMA, as described in the Portfolio’s Prospectus. During the period ended June 30, 2021, Jennison and PGIM Fixed Income/PGIM Limited were not allocated assets to manage.

B2

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level

B3

attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

B4

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a

B5

certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the

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more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk.

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Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

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Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Master Limited Partnerships (MLPs): Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Private Investment in Public Equity (PIPE): The Portfolios may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Shares in PIPEs generally are not registered with the SEC until after a certain time-period from the date the private sale is completed (“Restricted Period”), which can last for several months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities.

Special Purpose Acquisition Companies (SPACs): SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Portfolios may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. T. Rowe Price Diversified Real Growth had an unfunded commitment outstanding of $4,570 to purchase PIPE shares as of June 30, 2021.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in Note 1 above as subadvisers for their respective Portfolios.

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Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
American Funds Growth	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.34%
BlackRock 60/40 Target Allocation ETF	0.525% first $300 million; 0.515% on next $200 million; 0.505% on next $250 million; 0.495% on next $2.5 billion; 0.485% on next $2.75 billion; 0.455% on next $4 billion; 0.435% in excess of $10 billion	0.27%
BlackRock 80/20 Target Allocation ETF	0.525% first $300 million; 0.515% on next $200 million; 0.505% on next $250 million; 0.495% on next $2.5 billion; 0.485% on next $2.75 billion; 0.455% on next $4 billion; 0.435% in excess of $10 billion	0.27%
BlackRock Corporate Bond

0.5325% first $300 million;

0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion;

0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion;

0.4025% on next $5 billion; 0.3825% in excess of $20 billion

		—%#
Dimensional Global Core Allocation

0.6825% first $300 million;

0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion

		—%#

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Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.57%
PIMCO Corporate Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	—%#
Prudential Corporate Bond*

0.5325% first $300 million;

0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion;

0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion;

0.4025% on next $5 billion; 0.3825% in excess of $20 billion

		—%#
Prudential Flexible Multi-Strategy	0.9825% first $300 million; 0.9725% on next $200 million; 0.9625% on next $250 million; 0.9525% on next $2.5 billion; 0.9425% on next $2.75 billion; 0.9125% on next $4 billion; 0.8925% in excess of $10 billion	0.55%
QMA International Core Equity	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.71%
T. Rowe Price Corporate Bond

0.5325% first $300 million;

0.5225% on next $200 million;

0.5125% on next $250 million;

0.5025% on next $2.5 billion;

0.4925% on next $2.75 billion;

0.4625% on next $4 billion;

0.4425% on next $2.5 billion;

0.4225% on next $2.5 billion;

0.4025% on next $5 billion;

0.3825% in excess of $20 billion

		—%#
T. Rowe Price Diversified Real Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.48%

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Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Western Asset Corporate Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	—%#

Portfolio	Fee Waivers and/or Expense Limitations
American Funds Growth Allocation	contractually limit expenses to 0.92% through June 30, 2022(a)(b)
BlackRock 60/40 Target Allocation ETF	contractually limit expenses to 0.75% through June 30, 2022(a)(b)
BlackRock 80/20 Target Allocation ETF	contractually limit expenses to 0.75% through June 30, 2022(a)(b)
BlackRock Corporate Bond	contractually limit expenses to 0.60% through June 30, 2022
Dimensional Global Core Allocation**	contractually limit expenses to 0.86% through June 30, 2022
Global Bond	contractually waive 0.0412% through June 30, 2022; contractually limit expenses to 0.88% through June 4, 2021; effective June 5, 2021, contractually limit expenses to 0.84% through June 30, 2023
PIMCO Corporate Bond	contractually limit expenses to 0.60% through June 30, 2022
Prudential Corporate Bond	contractually limit expenses to 0.60% through June 30, 2022
Prudential Flexible Multi-Strategy	contractually limit expenses to 1.15% through June 30, 2022(c)(d)
QMA International Core Equity	effective June 5, 2021, contractually limit expenses to 0.99% through June 30, 2023
T. Rowe Price Corporate Bond	contractually limit expenses to 0.60% through June 30, 2022
T. Rowe Price Diversified Real Growth	contractually waive 0.0128% through June 30, 2022 contractually limit expenses to 1.05% through June 30, 2022(a)(b)
Western Asset Corporate Bond	contractually limit expenses to 0.60% through June 30, 2022

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

*	Management fees are calculated based on an aggregation of net assets with AST Multi-Sector Fixed Income Portfolio.

**

The Investment Manager has agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

(a)	The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of

B12

their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

(b)	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the Subadviser.

(c)	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust and Funds of other affiliated investment companies.

(d)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of BlackRock Corporate Bond, PIMCO Corporate Bond, Prudential Corporate Bond, T. Rowe Price Corporate Bond and Western Asset Corporate Bond. In addition, the 12b-1 fee is waived for the assets of Prudential Flexible Multi-Strategy that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Limited, PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

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For the reporting period ended June 30, 2021, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
PIMCO Corporate Bond	$88,263	$—	$—
T. Rowe Price Diversified Real Growth	4,937	—	—

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
Global Bond	$345,982
Prudential Flexible Multi-Strategy	12,363
QMA International Core Equity	381,790
T. Rowe Price Diversified Real Growth	8,874

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
Prudential Flexible Multi-Strategy	$ 8,954
QMA International Core Equity	318,720
T. Rowe Price Diversified Real Growth	8,988

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5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2021, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
American Funds Growth Allocation	$93,374,568	$72,589,581
BlackRock 60/40 Target Allocation ETF	104,864,031	105,895,046
BlackRock 80/20 Target Allocation ETF	129,712,109	128,827,720
BlackRock Corporate Bond	2,602,146	2,398,803
Dimensional Global Core Allocation	172,447	284,226
Global Bond	5,307,976,761	5,467,367,791
PIMCO Corporate Bond	1,616,185	1,609,954
Prudential Corporate Bond	3,363,444	911,731
Prudential Flexible Multi-Strategy	22,584,783	23,274,816
QMA International Core Equity	588,836,252	635,128,390
T. Rowe Price Corporate Bond	1,980,054	1,869,495
T. Rowe Price Diversified Real Growth	29,457,615	39,246,424
Western Asset Corporate Bond	2,604,464	1,302,113

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2021, is presented as follows:

American Funds Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$ 1,416,556	$678,352	$341,134	$—	$—	$1,753,774	1,753,774	$1,218

BlackRock 60/40 Target Allocation ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 878,273	$60,319,381	$60,996,034	$—	$—	$201,620	201,620	$722

PGIM Institutional Money Market Fund (1)(b)(wa)
78,132,049	828,305,043	808,463,396	(5,474)	(7,232)	97,960,990	98,019,802	39,411	(2)

$ 79,010,322	$888,624,424	$869,459,430	$(5,474)	$(7,232)	$98,162,610		$40,133

BlackRock 80/20 Target Allocation ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 586,171	$62,681,221	$62,879,570	$—	$—	$387,822	387,822	$776

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund (1)(b)(wa)
$ 101,525,890	$1,048,772,004	$1,048,932,116	$(369)	$(13,523)	$101,351,886	101,412,734	$46,872	(2)

$ 102,112,061	$1,111,453,225	$1,111,811,686	$(369)	$(13,523)	$101,739,708		$47,648

BlackRock Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 109,669	$1,660,345	$1,713,944	$—	$—	$56,070	56,070	$48

PGIM Institutional Money Market Fund (1)(b)(wa)
—	102,150	102,150	—	—	—	—	—

$ 109,669	$1,762,495	$1,816,094	$—	$—	$56,070		$48

Dimensional Global Core Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$ 469,578	$365,999	$333,894	$—	$—	$501,683	501,683	$355

Global Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 51,483,342	$739,958,578	$751,902,410	$—	$—	$39,539,510	39,539,510	$64,382
PGIM Institutional Money Market Fund (1)(b)(wa)
142,786,855	374,601,415	454,530,562	7,977	(21,970)	62,843,715	62,881,443	36,854	(2)

$ 194,270,197	$1,114,559,993	$1,206,432,972	$7,977	$(21,970)	$102,383,225		$101,236

PIMCO Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 211,316	$2,263,682	$2,325,451	$—	$—	$149,547	149,547	$95
PGIM Institutional Money Market Fund (1)(b)(wa)
—	212,919	212,940	—	21	—	—	—

$ 211,316	$2,476,601	$2,538,391	$—	$21	$149,547		$95

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Prudential Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 1,879,474	$1,029,715	$2,850,717	$—	$—	$58,472	58,472	$506

PGIM Institutional Money Market Fund (1)(b)(wa)
—	106,532	106,542	—	10	—	—	—

$ 1,879,474	$1,136,247	$2,957,259	$—	$10	$58,472		$506

Prudential Flexible Multi-Strategy

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Funds(wd):

AST High Yield Portfolio *(1)
$ 3,395,540	$—	$—	$156,986	$—	$3,552,526	290,714	$—

AST Prudential Core Bond Portfolio *(1)
25,162,052	—	2,000,000	(820,087)	344,886	22,686,851	1,625,133	—

AST QMA US Equity Alpha Portfolio *(1)
840,148	2,000,000	—	387,044	—	3,227,192	80,059	—

PGIM Select Real Estate Fund (1)
2,795,605	7,340	—	424,400	—	3,227,345	223,655	7,340

$32,193,345	$2,007,340	$2,000,000	$148,343	$344,886	$32,693,914		$7,340

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wd)
36,383,500	36,922,205	36,011,495	—	—	37,294,210	37,294,210	25,254

PGIM Institutional Money Market Fund (1)(b)(wd)
56,226	833,633	889,853	—	(6)	—	—	40	(2)

$36,439,726	$37,755,838	$36,901,348	$—	$(6)	$37,294,210		$25,294

$68,633,071	$39,763,178	$38,901,348	$148,343	$344,880	$69,988,124		$32,634

QMA International Core Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$19,558,928	$102,300,275	$121,700,542	$—	$—	$158,661	158,661	$12,149

PGIM Institutional Money Market Fund (1)(b)(wa)
14,104,458	151,410,869	165,066,682	642	(3,874)	445,413	445,681	6,988	(2)

$33,663,386	$253,711,144	$286,767,224	$642	$(3,874)	$604,074		$19,137

B17

T. Rowe Price Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$ 146,314	$1,459,167	$1,507,593	$—	$—	$97,888	97,888	$140

T. Rowe Price Diversified Real Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 5,182,516	$15,117,433	$14,025,107	$—	$—	$6,274,842	6,274,842	$3,754

PGIM Institutional Money Market Fund (1)(b)(wa)
1,642,259	5,742,234	4,596,165	(65)	(196)	2,788,067	2,789,741	643	(2)

$ 6,824,775	$20,859,667	$18,621,272	$(65)	$(196)	$9,062,909		$4,397

Western Asset Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 705,902	$1,216,303	$1,888,929	$—	$—	$33,276	33,276	$202

PGIM Institutional Money Market Fund (1)(b)(wa)
—	256,853	256,836	—	(17)	—	—	31	(2)

$ 705,902	$1,473,156	$2,145,765	$—	$(17)	$33,276		$233

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2020 are subject to such review.

B18

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios utilized the SCA during the reporting period ended June 30, 2021. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2021
BlackRock 60/40 Target Allocation ETF	$ 119,000	1.41%	1	$ 119,000	$—
QMA International Core Equity	10,808,000	1.40	8	24,595,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2021, all Portfolios offer only a single share class to investors.

As of June 30, 2021, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
American Funds Growth Allocation	2	99.9%
BlackRock 60/40 Target Allocation ETF	2	100.0
BlackRock 80/20 Target Allocation ETF	2	100.0
BlackRock Corporate Bond	1	99.9
Dimensional Global Core Allocation	1	95.1
Global Bond	4	93.8
PIMCO Corporate Bond	1	99.9
Prudential Corporate Bond	1	99.9
Prudential Flexible Multi-Strategy	2	100.0
QMA International Core Equity	2	97.4
T. Rowe Price Corporate Bond	1	99.9
T. Rowe Price Diversified Real Growth	2	99.9

B19

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Western Asset Corporate Bond	1	99.9%

9. Purchases & Redemption In-kind

On January 27, 2021, the Board approved changes to AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”), AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”), AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”), and AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”) (the “Portfolios”) that were contingent on shareholder approval of the amended Management Agreement and Shareholder Services and Distribution Plan. In addition to the amended Management Agreements and Shareholder Services and Distribution Plan, the Board approved changing the Portfolios’ principal investment strategies from a fund-of-funds structure that primarily invests portfolio assets in Underlying Funds (the “Underlying Funds”) to a structure that primarily relies on direct investments to achieve the Portfolios’ investment objectives. The implementation of the new principal investment strategy in these Portfolios will be done by utilizing a redemption in-kind from the Underlying Funds Portfolios.

On May 11, 2021, shareholders approved an amended management agreement for the Portfolios. Additionally, a Shareholder Services and Distribution Plan was approved for Balanced Asset Allocation, Capital Growth Asset Allocation, and Preservation Asset Allocation pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

As of the close of business on June 4, 2021, the Underlying Funds settled the redemption of portfolio shares by delivering portfolio securities and other assets to the Portfolios. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Academic Strategies	Balanced Asset Allocation	Capital Growth Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value

QMA International Core Equity	$188,352,027	$390,901,432	$641,798,901	$129,815,174	$1,350,867,534

Subsequently, as of the close of business on July 9, 2021, the Underlying Funds settled the redemption of the fund shares by delivering portfolio securities and other assets. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Balanced Asset Allocation	Capital Growth Asset Allocation	Preservation Asset Allocation	Total Redemption In-Kind Value
AST Global Bond Portfolio	$1,303,916,545	$946,096,090	$1,297,314,468	$3,547,327,103

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, but the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Asset Allocation Risk: A Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause a Portfolio to underperform other funds with a similar investment objective. Funds that have a larger allocation to equity securities relative to their fixed income allocation will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate.

B20

Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk

B21

of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests.

Interest rate risk: Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with changing interest rates are heightened, given that interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities.

Foreign Securities Risk: A Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of a Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to certain other risks including but not limited to the following:

To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighted in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

B22

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

A Portfolio will incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these Underlying Portfolios.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Portfolio as well as loan facilities used by a Portfolio. As such, the potential impact of a transition away from LIBOR on a Portfolio or the financial instruments in which a Portfolio invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective.

B23

Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Master Limited Partnerships Risk: A Portfolio may invest in MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. An investment in MLPs also subjects the Portfolio to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Non-Diversification Risk: A Portfolio is considered “diversified” if, with respect to 75 percent of its total assets, it invests no more than 5 percent of its total assets in the securities of one issuer, and its investments in such issuer represent no more than 10 percent of that issuer’s outstanding voting securities. To the extent that a Portfolio is not diversified, there is a risk that the Portfolio may be adversely affected by the performance of relatively few securities or the securities of a single issuer, including changes in the market value of a single issuer’s securities and unfavorable market and economic developments. A non-diversified Portfolio is therefore more exposed to losses caused by a smaller group of portfolio holdings than a diversified Portfolio.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio.An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

11. Reorganization

On November 13, 2019, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST Franklin Templeton K2 Global Absolute Return Portfolio (“Franklin Templeton K2 Global Absolute Return”) and AST Goldman Sachs Global Growth Allocation Portfolio (“Goldman Sachs Global Growth Allocation”) (the “Merged Portfolios”) for shares of Prudential Flexible Multi -Strategy and Prudential T. Rowe Price Diversified Real Growth (the “Acquiring Portfolios”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on February 25, 2020 and the reorganization took place at the close of business on April 24, 2020.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolios:

Merged Portfolio	Total Investment Value	Total Investment Cost
Franklin Templeton K2 Global Absolute Return	$25,153,390	$26,823,735

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Merged Portfolio	Total Investment Value	Total Investment Cost
Goldman Sachs Global Growth Allocation	$40,689,540	$40,725,006

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 24, 2020:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Franklin Templeton K2 Global Absolute Return	2,420,638	Prudential Flexible Multi-Strategy	1,814,358	$23,133,070
Goldman Sachs Global Growth Allocation	3,342,518	T. Rowe Price Diversified Real Growth	3,103,056	40,650,031

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Depreciation on Investments	Acquiring Portfolio	Net Assets
Franklin Templeton K2 Global Absolute Return	$23,133,070	$(1,670,345)	Prudential Flexible Multi-Strategy	$86,554,084
Goldman Sachs Global Growth Allocation	40,650,031	(35,466)	T. Rowe Price Diversified Real Growth	83,433,368

Assuming the acquisitions had been completed on January 1, 2020, the Acquiring Portfolios’ unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Prudential Flexible Multi-Strategy	$ 613,837	$10,486,224	$11,100,061
T. Rowe Price Diversified Real Growth	1,191,088	20,982,692	22,173,780

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Portfolios, plus net investment income from the Merged Portfolios pre-merger as follows: Franklin Templeton K2 Global Absolute Return $109,504 and Goldman Sachs Global Growth Allocation $49,364.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Portfolios, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: Franklin Templeton K2 Global Absolute Return $(2,012,374) and Goldman Sachs Global Growth Allocation $(5,141,090).

Since both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as single integrated portfolios since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolios’ Statement of Operations since April 24, 2020 for the Plan.

On July 10, 2020, the Board approved the Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST AB Global Bond Portfolio (“AB Global Bond”), AST Goldman Sachs Global Income Portfolio (“Goldman Sachs Global Income”), AST PIMCO Dynamic Bond Portfolio (“PIMCO Dynamic Bond”) and AST Templeton Global Bond Portfolio (“Templeton Global Bond”) (the “Merged Portfolios”) for shares of Global Bond (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios,

B25

respectively. Shareholders approved the Plans at a meeting on October 15, 2020 and the reorganization took place at the close of business on November 13, 2020.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
AB Global Bond	$1,013,313,566	$ 992,178,777
Goldman Sachs Global Income	1,426,241,455	1,397,129,989
PIMCO Dynamic Bond	213,776,753	213,406,873
Templeton Global Bond	286,340,004	285,047,784

The purpose of the transaction was to combine five portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on November 13, 2020:

Merged Portfolios

AB Global Bond	Goldman Sachs Global Income	PIMCO Dynamic Bond	Templeton Global Bond

Shares	Shares	Shares	Shares

82,151,296	95,842,553	20,578,312	27,827,872

Acquiring Portfolio	Shares	Value
Global Bond	221,804,701	$2,708,235,396

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios

AB Global Bond		Goldman Sachs Global Income		PIMCO Dynamic Bond		Templeton Global Bond

Net Assets	Unrealized Appreciation on Investment	Net Assets	Unrealized Appreciation on Investment	Net Assets	Unrealized Appreciation on Investment	Net Assets	Unrealized Appreciation on Investment

$989,947,766	$21,134,788	$1,205,766,407	$29,111,466	$212,695,379	$369,880	$299,825,844	$1,292,220

Acquiring Portfolio	Net Assets
Global Bond	$1,449,925,590

Assuming the acquisition had been completed on January 1, 2020, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Acquiring Fund	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Global Bond	$37,471,144	$97,877,825	$135,348,969

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: AB Global Bond $10,130,595, Goldman Sachs Global Income $6,170,931, PIMCO Dynamic Bond $2,483,278 and Templeton Global Bond $5,336,974.

B26

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: AB Global Bond $8,597,808, Goldman Sachs Global Income $32,042,375, PIMCO Dynamic Bond $225,793 and Templeton Global Bond $(32,581,750).

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolio had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since November 13, 2020.

12. Other Matters

On June 16, 2021, the Board of Trustees approved the liquidation (the “Liquidation”) of Dimensional Global Core Allocation (the “Liquidating Portfolio”). The Liquidation is subject to shareholder approval. A special meeting of the shareholders of the Liquidating Portfolio will be held on September 9, 2021. It is expected that the Liquidation, if approved, would be completed at the close of business on or about October 15, 2021.

13. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

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Financial Highlights

  (unaudited)

AST American Funds Growth Allocation Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,		April 30, 2018(a) through December 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$14.25		$11.68	$9.55	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.11	0.21	0.46
Net realized and unrealized gain (loss) on investment transactions	1.27		2.46	1.92	(0.91)

Total from investment operations	1.28		2.57	2.13	(0.45)

Net Asset Value, end of period	$15.53		$14.25	$11.68	$9.55

Total Return(c)	8.98%		22.00%	22.30%	(4.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,419		$1,323	$977	$298
Average net assets (in millions)	$1,369		$1,043	$663	$151
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.61	%(e)	0.61%	0.61%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.94%	0.95%	1.01	%(e)
Net investment income (loss)	0.10	%(e)	0.85%	1.93%	6.86	%(e)
Portfolio turnover rate(f)	5%		68%	13%	20%

AST BlackRock 60/40 Target Allocation ETF Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31, 2020	January 02, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$13.81		$11.93	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.17	0.28
Net realized and unrealized gain (loss) on investment transactions	0.92		1.71	1.65

Total from investment operations	0.99		1.88	1.93

Net Asset Value, end of period	$14.80		$13.81	$11.93

Total Return(c)	7.17%		15.76%	19.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$250		$235	$147
Average net assets (in millions)	$243		$183	$63
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.59%	0.63	%(e)
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.86%	0.94	%(e)
Net investment income (loss)	1.05	%(e)	1.40%	2.42	%(e)
Portfolio turnover rate(f)	43%		112%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

  (unaudited)

AST BlackRock 80/20 Target Allocation ETF Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31, 2020	January 02, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$14.63		$12.36	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.15	0.29
Net realized and unrealized gain (loss) on investment transactions	1.39		2.12	2.07

Total from investment operations	1.47		2.27	2.36

Net Asset Value, end of period	$16.10		$14.63	$12.36

Total Return(c)	10.05%		18.37%	23.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$353		$322	$200
Average net assets (in millions)	$339		$241	$84
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.56	%(e)	0.58%	0.64	%(e)
Expenses before waivers and/or expense reimbursement	0.81	%(e)	0.84%	0.90	%(e)
Net investment income (loss)	1.05	%(e)	1.16%	2.49	%(e)
Portfolio turnover rate(f)	38%		133%	38%

AST BlackRock Corporate Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.18		$10.11	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.21	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)		0.86	0.03

Total from investment operations	(0.13)		1.07	0.11

Net Asset Value, end of period	$11.05		$11.18	$10.11

Total Return(c)	(1.16)%		10.58%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$9	$5
Average net assets (in millions)	$9		$6	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	2.15	%(e)	2.90%	4.90	%(e)
Net investment income (loss)	1.54	%(e)	1.94%	2.18	%(e)
Portfolio turnover rate(f)	61%		172%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

  (unaudited)

AST Dimensional Global Core Allocation Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31, 2020	November 18, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.84		$10.32	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.13	0.18
Net realized and unrealized gain (loss) on investment transactions	1.47		1.39	0.14

Total from investment operations	1.51		1.52	0.32

Net Asset Value, end of period	$13.35		$11.84	$10.32

Total Return(c)	12.75%		14.73%	3.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.2		$10.2	$1.2
Average net assets (in millions)	$10.8		$6.2	$0.3
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.62%	0.67	%(e)
Expenses before waivers and/or expense reimbursement	1.96	%(e)	2.67%	106.62	%(e)
Net investment income (loss)	0.62	%(e)	1.22%	12.95	%(e)
Portfolio turnover rate(f)	2%		40%	0%

AST Global Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.31		$11.79	$11.02		$10.65		$10.39	$10.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.07	0.11		0.11		0.10	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.25)		0.45	0.66		0.26		0.16	0.17

Total from investment operations	(0.22)		0.52	0.77		0.37		0.26	0.26

Capital Contributions	—		—	—	(g)(h)	—	(g)(h)	—	—

Net Asset Value, end of period	$12.09		$12.31	$11.79		$11.02		$10.65	$10.39

Total Return(c)	(1.79)%		4.50%	6.99	%(i)	3.47	%(i)	2.50%	2.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,002		$4,070	$2,556		$1,892		$2,008	$1,547
Average net assets (in millions)	$4,049		$2,305	$2,277		$2,006		$1,977	$1,447
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84	%(e)	0.88%	0.90%		0.90%		0.90%	0.91%
Expenses before waivers and/or expense reimbursement	0.88	%(e)	0.90%	0.90%		0.90%		0.90%	0.91%
Net investment income (loss)	0.48	%(e)	0.58%	0.96%		1.04%		0.93%	0.81%
Portfolio turnover rate(f)(j)	160%		174%	78%		80%		73%	79%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(h)	Amount rounds to zero.
(i)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

  (unaudited)

AST PIMCO Corporate Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.93		$10.11	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.20	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.18)		0.62	0.03

Total from investment operations	(0.10)		0.82	0.11

Net Asset Value, end of period	$10.83		$10.93	$10.11

Total Return(c)	(0.91)%		8.11%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10		$10	$5
Average net assets (in millions)	$10		$6	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	1.97	%(e)	2.85%	4.98	%(e)
Net investment income (loss)	1.53	%(e)	1.89%	2.11	%(e)
Portfolio turnover rate(f)	37%		41%	177%

AST Prudential Corporate Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.96		$10.18	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.22	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.15)		0.56	0.09

Total from investment operations	(0.05)		0.78	0.18

Net Asset Value, end of period	$10.91		$10.96	$10.18

Total Return(c)	(0.46)%		7.66%	1.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12		$12	$6
Average net assets (in millions)	$12		$7	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	1.62	%(e)	2.35%	4.72	%(e)
Net investment income (loss)	1.85	%(e)	2.06%	2.40	%(e)
Portfolio turnover rate(f)	10%		30%	155%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

  (unaudited)

AST Prudential Flexible Multi-Strategy Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.54		$14.29	$12.44		$13.31		$11.38	$10.59

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.06	0.08		0.04		0.01	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.37		1.19	1.77		(0.91)		1.92	0.83

Total from investment operations	1.40		1.25	1.85		(0.87)		1.93	0.79

Capital Contributions	—		—	—	(b)(c)	—	(b)(c)	—	—

Net Asset Value, end of period	$16.94		$15.54	$14.29		$12.44		$13.31	$11.38

Total Return(d)	9.01%		8.75%	14.87	%(e)	(6.54	)%(e)	16.96%	7.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$138		$131	$96		$83		$84	$61
Average net assets (in millions)	$134		$111	$90		$87		$72	$52
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.95	%(g)	0.77%	0.82%		0.76%		0.68%	0.60%
Expenses before waivers and/or expense reimbursement	1.24	%(g)	1.37%	1.53%		1.56%		1.57%	1.50%
Net investment income (loss)	0.34	%(g)	0.45%	0.63%		0.33%		0.04%	(0.38)%
Portfolio turnover rate(h)	23%		115%	44%		27%		39%	23%

AST QMA International Core Equity Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.45		$12.62	$10.80		$12.77		$10.25	$10.19

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.21	0.28		0.26		0.24	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.20		0.62 (i)	1.54		(2.23)		2.28	(0.17)

Total from investment operations	1.42		0.83	1.82		(1.97)		2.52	0.06

Capital Contributions	—		—	—	(b)(c)	—	(b)(c)	—	—	(c)(j)

Net Asset Value, end of period	$14.87		$13.45	$12.62		$10.80		$12.77	$10.25

Total Return(d)	10.56%		6.58%	16.85	%(e)	(15.43	)%(e)	24.59%	0.59	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$81		$1,306	$1,358		$1,116		$940	$764
Average net assets (in millions)	$1,173		$1,111	$1,272		$935		$886	$765
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.00	%(g)	1.01%	1.00%		1.00%		1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.00	%(g)	1.01%	1.00%		1.01%		1.02%	1.03%
Net investment income (loss)	3.14	%(g)	1.77%	2.36%		2.08%		2.06%	2.32%
Portfolio turnover rate(h)	45	%(k)	112%	108%		129%		108%	117%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(j)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(k)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

  (unaudited)

AST T. Rowe Price Corporate Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.94		$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.24	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.19)		0.57	0.04

Total from investment operations	(0.09)		0.81	0.13

Net Asset Value, end of period	$10.85		$10.94	$10.13

Total Return(c)	(0.82)%		8.00%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$8	$5
Average net assets (in millions)	$8		$6	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	2.20	%(e)	2.85%	4.96	%(e)
Net investment income (loss)	1.87	%(e)	2.27%	2.40	%(e)
Portfolio turnover rate(f)	30%		73%	44%

AST T. Rowe Price Diversified Real Growth Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$17.32		$14.99	$12.28		$13.21		$11.14	$10.38

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.14	0.20		0.20		0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.65		2.19	2.51		(1.13)		1.91	0.62

Total from investment operations	1.74		2.33	2.71		(0.93)		2.07	0.76

Capital Contributions	—		—	—	(g)(h)	—	(g)(h)	—	—

Net Asset Value, end of period	$19.06		$17.32	$14.99		$12.28		$13.21	$11.14

Total Return(c)	10.11%		15.48%	22.07	%(i)	(7.04	)%(i)	18.58%	7.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$170		$160	$94		$60		$59	$41
Average net assets (in millions)	$165		$126	$84		$63		$49	$35
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.99%	0.99%		0.99%		0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.24	%(e)	1.35%	1.59%		1.92%		1.95%	2.17%
Net investment income (loss)	1.04	%(e)	0.91%	1.44%		1.51%		1.26%	1.36%
Portfolio turnover rate(f)	28%		90%	66%		56%		44%	52%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(h)	Amount rounds to zero.
(i)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

  (unaudited)

AST Western Asset Corporate Bond Portfolio
	Six Months Ended June 30, 2021		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.93		$10.11	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.21	0.08
Net realized and unrealized gain (loss) on investment transactions	(0.18)		0.61	0.03

Total from investment operations	(0.09)		0.82	0.11

Net Asset Value, end of period	$10.84		$10.93	$10.11

Total Return(c)	(0.82)%		8.11%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$9	$5
Average net assets (in millions)	$9		$6	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement.	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement.	2.12	%(e)	2.76%	4.85	%(e)
Net investment income (loss)	1.74	%(e)	2.00%	2.16	%(e)
Portfolio turnover rate(f)	31%		56%	85%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2021

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 14-16, 2021 (the Meeting) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2032 because the Portfolios recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the AST Bond Portfolio 2032 agreements as part of its annual review of the Trust’s advisory agreements in 2022.

affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020, except as otherwise noted below.    The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2020. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST American Funds Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser through June 30, 2022.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.92% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board noted that the Portfolio commenced operations in April 2018, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock 60/40 Target Allocation ETF
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio commenced operations in April 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.75% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock 80/20 Target Allocation ETF
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio commenced operations in April 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.75% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Corporate Bond
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio commenced operations in August 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Dimensional Global Core Allocation
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index for the over the one-year period.

•	At the June 2021 board meeting, the Board approved the recommendation to liquidate the portfolio.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Bond Portfolio (formerly, AST Wellington Management Global Bond Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board considered that effective November 2020, the Board approved the appointment of two additional subadvisers, and the Portfolio’s performance prior to November 2020 was not attributable to the Portfolio’s current mix of subadvisers. As a result, the Board concluded that the current mix of subadvisers should be afforded more time to develop their own performance record.

•	The Board noted that the Manager has contractually agreed to waive 0.0412% of its investment management fee through June 30, 2022.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.88% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PIMCO Corporate Bond
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio’s performance equaled its benchmark index over the one-year period.

•

The Board noted that the Portfolio commenced operations in August 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Corporate Bond
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio commenced operations in August 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Flexible Multi-Strategy Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board considered information provided by the Manager indicating that long-term peer performance has been stronger, with the strategy outperforming its Peer Universe median over the five-year period ending December 31, 2020.

•

The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance to be temporary, as performance improved during the fourth quarter of 2020 and into 2021, where the Portfolio outperformed both its benchmark index and Peer Universe median. As a result, the strategy beat its benchmark index by 219 basis points and its Peer Universe median by 413 basis points over the one-year period ending March 31, 2021.

•

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.15% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST QMA International Core Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered that the Portfolio’s institutional composite’s three-year rolling annualized return was above its benchmark index and Peer Universe median from 2012 through 2017.

•

The Board noted the Manager’s assertion that it expects performance to improve and considered that the Portfolio outperformed its Peer Universe median and benchmark index for the year to date period ending March 31, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Corporate Bond
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the fourth quarter of 2020 and underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio commenced operations in August 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Diversified Real Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager has contractually agreed to waive 0.0128% of its investment management fee through June 30, 2022.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Corporate Bond
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the fourth quarter of 2020 and equaled its benchmark index over the one-year period.

•

The Board noted that the Portfolio commenced operations in August 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

  The Prudential Insurance Company of America

  751 Broad Street

  Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2021 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-E

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 25, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 25, 2021